UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO All Asset All Authority Fund	PIMCO RAE Low Volatility PLUS Fund
PIMCO All Asset Fund	PIMCO RAE Low Volatility PLUS International Fund
PIMCO California Intermediate Municipal Bond Fund	PIMCO RAE Worldwide Fundamental Advantage PLUS Fund
PIMCO California Municipal Bond Fund	PIMCO RAE Worldwide Long/Short PLUS Fund
PIMCO California Short Duration Municipal Income Fund	PIMCO Real Return Asset Fund
PIMCO Capital Securities and Financials Fund	PIMCO Real Return Fund
PIMCO CommoditiesPLUS Strategy Fund	PIMCO Real Return Limited Duration Fund
PIMCO CommodityRealReturn Strategy Fund	PIMCO RealEstateRealReturn Strategy Fund
PIMCO Credit Absolute Return Fund	PIMCO RealPath 2020 Fund
PIMCO Diversified Income Fund	PIMCO RealPath 2025 Fund
PIMCO Emerging Local Bond Fund	PIMCO RealPath 2030 Fund
PIMCO Emerging Markets Bond Fund	PIMCO RealPath 2035 Fund
PIMCO Emerging Markets Corporate Bond Fund	PIMCO RealPath 2040 Fund
PIMCO Emerging Markets Currency Fund	PIMCO RealPath 2045 Fund
PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO RealPath 2050 Fund
PIMCO Extended Duration Fund	PIMCO RealPath 2055 Fund
PIMCO Floating Income Fund	PIMCO RealPath Income Fund
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO Senior Floating Rate Fund
PIMCO Foreign Bond Fund (Unhedged)	PIMCO Short Asset Investment Fund
PIMCO Global Advantage Strategy Bond Fund	PIMCO Short Duration Municipal Income Fund
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PIMCO Short-Term Fund
PIMCO Global Bond Fund (Unhedged)	PIMCO StocksPLUS Absolute Return Fund
PIMCO Global Multi-Asset Fund	PIMCO StocksPLUS Fund
PIMCO GNMA Fund	PIMCO StocksPLUS Long Duration Fund
PIMCO Government Money Market Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
PIMCO High Yield Fund	PIMCO StocksPLUS® International Fund (Unhedged)
PIMCO High Yield Municipal Bond Fund	PIMCO StocksPLUS® Short Fund
PIMCO High Yield Spectrum Fund	PIMCO StocksPLUS® Small Fund
PIMCO Income Fund	PIMCO Total Return Fund
PIMCO Inflation Response Multi-Asset Fund	PIMCO Total Return Fund II
PIMCO Investment Grade Corporate Bond Fund	PIMCO Total Return Fund III
PIMCO Long Duration Total Return Fund	PIMCO Total Return Fund IV
PIMCO Long-Term Credit Fund	PIMCO TRENDS Managed Futures Strategy Fund
PIMCO Long-Term U.S. Government Fund	PIMCO Unconstrained Bond Fund
PIMCO Low Duration Fund	PIMCO Unconstrained Tax Managed Bond Fund
PIMCO Low Duration Fund II	PIMCO Asset-Backed Securities Portfolio
PIMCO Low Duration Fund III	PIMCO Emerging Markets Portfolio
PIMCO Moderate Duration Fund	PIMCO High Yield Portfolio
PIMCO Money Market Fund	PIMCO International Portfolio
PIMCO Mortgage Opportunities Fund	PIMCO Investment Grade Corporate Portfolio
PIMCO Mortgage-Backed Securities Fund	PIMCO Long Duration Corporate Bond Portfolio
PIMCO Multi-Strategy Alternative Fund	PIMCO Low Duration Portfolio
PIMCO Municipal Bond Fund	PIMCO Moderate Duration Portfolio
PIMCO National Intermediate Municipal Bond Fund	PIMCO Mortgage Portfolio
PIMCO New York Municipal Bond Fund	PIMCO Municipal Sector Portfolio
PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO Real Return Portfolio
PIMCO RAE Fundamental PLUS EMG Fund	PIMCO Senior Floating Rate Portfolio
PIMCO RAE Fundamental PLUS Fund	PIMCO Short-Term Floating NAV Portfolio II
PIMCO RAE Fundamental PLUS International Fund	PIMCO Short-Term Floating NAV Portfolio III
PIMCO RAE Fundamental PLUS Small Fund	PIMCO Short-Term Portfolio
PIMCO RAE Low Volatility PLUS EMG Fund	PIMCO U.S. Government Sector Portfolio

Schedule of Investments

PIMCO All Asset All Authority Fund

December 31, 2015 (Unaudited)

MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%	$1,100

Total Short-Term Instruments (Cost $1,100)	1,100

Total Investments in Securities (Cost $1,100)	1,100

	SHARES
INVESTMENTS IN AFFILIATES 139.6%
MUTUAL FUNDS (a) 139.0%
PIMCO CommoditiesPLUS® Strategy Fund	38,740,737	209,587
PIMCO CommodityRealReturn Strategy Fund®	24,372,511	153,791
PIMCO Credit Absolute Return Fund	7,847,375	73,373
PIMCO Diversified Income Fund	3,013,297	30,254
PIMCO Emerging Local Bond Fund	121,778,778	808,611
PIMCO Emerging Markets Bond Fund	5,388,540	50,167
PIMCO Emerging Markets Corporate Bond Fund	2,409,339	22,985
PIMCO Emerging Markets Currency Fund	126,599,010	1,058,368
PIMCO EqS® Long/Short Fund	5,763,930	67,207
PIMCO Floating Income Fund	2,661,792	20,735
PIMCO Foreign Bond Fund (Unhedged)	3,135,618	28,346
PIMCO Global Advantage® Strategy Bond Fund	9,701,741	95,174
PIMCO High Yield Fund	11,408,305	94,233
PIMCO High Yield Spectrum Fund	68,826,704	625,635
PIMCO Income Fund	57,669,944	676,468
PIMCO Investment Grade Corporate Bond Fund	21,733,555	215,597
PIMCO Long Duration Total Return Fund	12,448,118	133,070
PIMCO Long-Term Credit Fund	7,636,827	82,630
PIMCO Long-Term U.S. Government Fund	97,435	586
PIMCO Low Duration Fund	27,566,462	271,805
PIMCO Money Market Fund	400,028,172	400,028
PIMCO Mortgage Opportunities Fund	7,069,061	77,265
PIMCO RAE Fundamental Advantage PLUS Fund	29,428,929	281,635
PIMCO RAE Fundamental PLUS EMG Fund	84,278,810	598,380
PIMCO RAE Fundamental PLUS Fund	9,919,433	57,533
PIMCO RAE Fundamental PLUS International Fund	26,424,767	201,885
PIMCO RAE Fundamental PLUS Small Fund	7,744,894	67,536
PIMCO RAE Low Volatility PLUS EMG Fund	147,100,855	1,076,778
PIMCO RAE Low Volatility PLUS Fund	20,121,596	210,673
PIMCO RAE Low Volatility PLUS International Fund	57,155,777	519,546
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	18,911,878	163,966
PIMCO RAE Worldwide Long/Short PLUS Fund	84,986,583	758,930
PIMCO Real Return Asset Fund	84,918,953	650,479
PIMCO Real Return Fund	3,741,920	39,328
PIMCO RealEstateRealReturn Strategy Fund	32,993,793	248,773
PIMCO Senior Floating Rate Fund	39,775,758	381,052
PIMCO StocksPLUS® Short Fund	176,158,083	1,893,699
PIMCO Total Return Fund	7,345,680	73,971
PIMCO TRENDS Managed Futures Strategy Fund	5,318,784	48,880
PIMCO Unconstrained Bond Fund	21,259,338	219,184

Total Mutual Funds (Cost $15,621,960)		12,688,143

EXCHANGE-TRADED FUNDS 0.6%
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	440,000	17,622
PIMCO Low Duration Active Exchange-Traded Fund	323,673	32,259

Total Exchange-Traded Funds (Cost $56,464)		49,881

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	133,208	1,315

Total Short-Term Instruments (Cost $1,321)		1,315

Total Investments in Affiliates (Cost $15,679,745)		12,739,339

Total Investments 139.6% (Cost $15,680,845)		$12,740,439
Other Assets and Liabilities, net (39.6%)		(3,614,125)

Net Assets 100.0%		$9,126,314

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/21/2015	01/04/2016	$1,100	Fannie Mae 2.170% due 10/17/2022	$(1,126)	$1,100	$1,100

Total Repurchase Agreements						$(1,126)	$1,100	$1,100

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,100	$0	$1,100
	$0	$1,100	$0	$1,100

Investments in Affiliates, at Value
Mutual Funds	12,688,143	0	0	12,688,143
Exchange-Traded Funds	49,881	0	0	49,881
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,315	0	0	1,315

	$12,739,339	$0	$0	$12,739,339

Total Investments	$12,739,339	$1,100	$0	$12,740,439

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Fund

December 31, 2015 (Unaudited)

MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%	$845

Total Short-Term Instruments (Cost $845)	845

Total Investments in Securities (Cost $845)	845

	SHARES
INVESTMENTS IN AFFILIATES 100.3%
MUTUAL FUNDS (a) 100.0%
PIMCO CommoditiesPLUS® Strategy Fund	64,614,581	349,565
PIMCO CommodityRealReturn Strategy Fund®	53,245,063	335,976
PIMCO Credit Absolute Return Fund	5,140,954	48,068
PIMCO Diversified Income Fund	5,020,330	50,404
PIMCO Emerging Local Bond Fund	265,609,586	1,763,648
PIMCO Emerging Markets Bond Fund	7,145,663	66,526
PIMCO Emerging Markets Corporate Bond Fund	1,876,533	17,902
PIMCO Emerging Markets Currency Fund	297,078,040	2,483,572
PIMCO Floating Income Fund	7,868,511	61,296
PIMCO Foreign Bond Fund (Unhedged)	6,624,759	59,888
PIMCO Global Advantage® Strategy Bond Fund	18,698,638	183,434
PIMCO High Yield Fund	63,688,400	526,066
PIMCO High Yield Spectrum Fund	87,737,281	797,532
PIMCO Income Fund	112,414,174	1,318,618
PIMCO Investment Grade Corporate Bond Fund	42,106,435	417,696
PIMCO Long Duration Total Return Fund	27,610,154	295,153
PIMCO Long-Term Credit Fund	16,957,759	183,483
PIMCO Long-Term U.S. Government Fund	145,563	875
PIMCO Low Duration Fund	32,444,438	319,902
PIMCO Money Market Fund	650,039,988	650,040
PIMCO Mortgage Opportunities Fund	14,132,145	154,464
PIMCO RAE Fundamental Advantage PLUS Fund	56,943,660	544,951
PIMCO RAE Fundamental PLUS EMG Fund	136,184,092	966,907
PIMCO RAE Fundamental PLUS International Fund	40,969,514	313,007
PIMCO RAE Fundamental PLUS Small Fund	7,522,199	65,594
PIMCO RAE Low Volatility PLUS EMG Fund	268,666,184	1,966,636
PIMCO RAE Low Volatility PLUS Fund	24,035,800	251,655
PIMCO RAE Low Volatility PLUS International Fund	96,869,303	880,542
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	75,697,592	656,298
PIMCO RAE Worldwide Long/Short PLUS Fund	185,331,633	1,655,011
PIMCO Real Return Asset Fund	189,671,182	1,452,881
PIMCO Real Return Fund	16,052,320	168,710
PIMCO RealEstateRealReturn Strategy Fund	61,421,183	463,116
PIMCO Senior Floating Rate Fund	44,957,685	430,695
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	1,489,791	10,592
PIMCO Total Return Fund	34,032,285	342,705
PIMCO TRENDS Managed Futures Strategy Fund	5,841,476	53,683
PIMCO Unconstrained Bond Fund	41,936,046	432,361

Total Mutual Funds (Cost $24,588,610)		20,739,452

EXCHANGE-TRADED FUNDS 0.3%
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	540,000	21,627
PIMCO Low Duration Active Exchange-Traded Fund	400,637	39,930

Total Exchange-Traded Funds (Cost $69,641)		61,557

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	52,611	519

Total Short-Term Instruments (Cost $522)		519

Total Investments in Affiliates (Cost $24,658,773)		20,801,528

Total Investments 100.3% (Cost $24,659,618)		$20,802,373
Other Assets and Liabilities, net (0.3%)		(52,306)

Net Assets 100.0%		$20,750,067

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
SSB	0.000%	12/21/2015	01/04/2016	$1,100	Fannie Mae 2.170% due 10/17/2022	$(866)	$845	$845

Total Repurchase Agreements						$(866)	$845	$845

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$845	$0	$845
	$0	$845	$0	$845

Investments in Affiliates, at Value
Mutual Funds	20,739,452	0	0	20,739,452
Exchange-Traded Funds	61,557	0	0	61,557
Short-Term Instruments
Central Funds Used for Cash Management Purposes	519	0	0	519

	$20,801,528	$0	$0	$20,801,528

Total Investments	$20,801,528	$845	$0	$20,802,373

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.8%
MUNICIPAL BONDS & NOTES 91.4%
CALIFORNIA 91.3%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$293
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	562
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,000	5,965
Bay Area Water Supply & Conservation Agency, California Revenue Notes, Series 2013
5.000% due 10/01/2021	225	270
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	495	580
5.000% due 08/01/2022	520	618
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	273
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,447
California Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,750	2,180
California Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 01/01/2032	1,490	1,797
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	558
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 11/15/2030	500	605
California Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	282
California Infrastructure & Economic Development Bank Revenue Notes, Series 2011
5.000% due 06/01/2021	1,500	1,786
California Municipal Finance Authority Revenue Notes, Series 2007
5.000% due 04/01/2016	435	440
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,164
California State Department of Water Resources Power Supply Revenue Notes, Series 2011
5.000% due 05/01/2020	3,000	3,491
California State General Obligation Notes, Series 2008
5.000% due 04/01/2016	1,300	1,315
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	1,942
5.000% due 11/01/2019	500	571
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,579
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	1,000	1,104
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015
5.000% due 08/15/2030	695	840
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	645
California Statewide Communities Development Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	270	323
California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,052
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015
5.000% due 06/01/2027	1,725	2,078
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012
5.000% due 06/01/2023	2,100	2,600
El Camino Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,000	1,200
Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	772
Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2026	1,500	1,793
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,750	1,915
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014
5.000% due 09/01/2027	775	901
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,104
5.250% due 11/15/2019	500	565
Long Beach Unified School District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	213
Long Beach, California Harbor Revenue Notes, Series 2015
5.000% due 05/15/2023	1,150	1,382
Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,449

Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
5.000% due 06/01/2018	1,415	1,555
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,188
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	700
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	284
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	736
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	275
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	1,000	1,093
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2027	1,230	1,499
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016 (a)	1,000	997
Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	240	259
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,172
Pasadena Area Community College District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	267
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Bonds, (AGM Insured), Series 2014
5.000% due 08/01/2024	1,450	1,747
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	932
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,165
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,053
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014
5.000% due 09/01/2026	785	946
Riverside, California Sewer Revenue Bonds, Series 2015
5.000% due 08/01/2028	1,000	1,206
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2026	1,000	1,132
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015
5.000% due 12/01/2028	1,000	1,197
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,019
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,926
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,770
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	300	331
5.000% due 09/01/2031	300	330
5.000% due 09/01/2032	500	547
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,421
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	864
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,335
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2009
5.000% due 05/15/2017	500	530
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2015
5.000% due 05/15/2025	750	948
San Diego Redevelopment Agency, California Tax Allocation Bonds, (SGI Insured), Series 2004
5.250% due 09/01/2016	1,000	1,002
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,370
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	59
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,172
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,085
San Jose Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,003
San Jose, California Hotel Tax Revenue Bonds, Series 2011
5.000% due 05/01/2022	1,160	1,335
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	801
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	1,800	2,161
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,168
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,333
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,506
5.000% due 03/01/2026	50	60

Southwestern Community College District, California General Obligation Bonds, (NPFGC Insured), Series
2005 5.250% due 08/01/2016	400	410
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	500	579
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	932
5.000% due 09/01/2029	300	347
Tustin Community Facilities District, California Special Tax Notes, Series 2015
5.000% due 09/01/2025	690	823
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,358
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,164
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,301
West Contra Costa Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,067

		115,114

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	110	115

Total Municipal Bonds & Notes (Cost $108,563)		115,229

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		560

Total Short-Term Instruments (Cost $560)		560

Total Investments in Securities (Cost $109,123)		115,789

	SHARES
INVESTMENTS IN AFFILIATES 6.4%
SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short-Term Floating NAV Portfolio III	813,849	8,036

Total Short-Term Instruments (Cost $8,068)		8,036

Total Investments in Affiliates (Cost $8,068)		8,036

Total Investments 98.2% (Cost $117,191)		$123,825
Other Assets and Liabilities, net 1.8%		2,226

Net Assets 100.0%		$126,051

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon bond.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$560	Fannie Mae 2.140% due 11/07/2022	$(574)	$560	$560

Total Repurchase Agreements						$(574)	$560	$560

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$115,114	$0	$115,114
New Jersey	0	115	0	115
Short-Term Instruments
Repurchase Agreements	0	560	0	560
	$0	$115,789	$0	$115,789

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,036	0	0	8,036

Total Investments	$8,036	$115,789	$0	$123,825

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO California Municipal Bond Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.6%
MUNICIPAL BONDS & NOTES 85.8%
CALIFORNIA 85.8%
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	$100	$111
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	227
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2030	280	331
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	225	253
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2010
5.000% due 06/01/2028	200	231
El Dorado Irrigation District / El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	115
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
4.500% due 06/01/2027	200	199
5.750% due 06/01/2047	700	658
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	138
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	114
Kaweah Delta Health Care District, California Revenue Bonds, Series 2015
4.000% due 06/01/2045	200	200
5.000% due 06/01/2040	200	226
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	200	216
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	200	226
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	200	228
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	120
Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	291
M-S-R Energy Authority, California Revenue Bonds, Series 2009
7.000% due 11/01/2034	200	290
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2029	400	481
Orange County, California Community Facilities District Special Tax Bonds, Series 2015
5.250% due 08/15/2045	200	221
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	139
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	250	270
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014
5.000% due 12/01/2035	200	236
Sacramento Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	113
Sacramento, California Revenue Bonds, Series 2013
5.000% due 09/01/2031	130	151
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	220	237
San Diego County, California Water Authority Revenue Bonds, Series 2013
5.000% due 05/01/2031	200	236
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	175	205
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2043	250	279
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2050	250	270
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	200	240
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	100	111
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	175	196
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2026	150	180
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	115
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2029	125	143

Total Municipal Bonds & Notes (Cost $7,552)		7,997

SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (a) 1.8%		163

Total Short-Term Instruments (Cost $163)		163

Total Investments in Securities (Cost $7,715)		8,160

	SHARES
INVESTMENTS IN AFFILIATES 14.0%
SHORT-TERM INSTRUMENTS 14.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.0%
PIMCO Short-Term Floating NAV Portfolio III	131,932	1,303

Total Short-Term Instruments (Cost $1,307)		1,303

Total Investments in Affiliates (Cost $1,307)		1,303

Total Investments 101.6% (Cost $9,022)		$9,463
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		(2)
Other Assets and Liabilities, net (1.6%)		(147)

Net Assets 100.0%		$9,314

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$163	Fannie Mae 2.170% due 10/17/2022	$(167)	$163	$163

Total Repurchase Agreements						$(167)	$163	$163

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	4	$0	$0	$(2)

Total Futures Contracts				$0	$0	$(2)

Cash of $34 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Municipal Bonds & Notes
California	$ 0	$7,997	$0	$7,997
Short-Term Instruments
Repurchase Agreements	0	163	0	163
	$ 0	$8,160	$0	$8,160

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,303	0	0	1,303

Total Investments	$ 1,303	$8,160	$0	$9,463

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$ (2)	$0	$0	$(2)

Totals	$ 1,301	$8,160	$0	$9,461

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO California Short Duration Municipal Income Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.5%
MUNICIPAL BONDS & NOTES 95.8%
CALIFORNIA 94.9%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013
5.000% due 10/01/2019	$680	$772
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	534
Alameda County, California Transportation Authority Revenue Notes, Series 2014
4.000% due 03/01/2019	2,275	2,491
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.710% due 04/01/2047	5,000	4,995
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.018% due 04/01/2045	3,200	3,212
Bay Area Toll Authority, California Revenue Bonds, Series 2014
1.500% due 04/01/2047	4,210	4,235
1.875% due 04/01/2047	1,000	1,013
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
4.000% due 08/01/2016	395	403
4.000% due 08/01/2017	415	436
5.000% due 08/01/2018	430	470
5.000% due 08/01/2019	455	511
5.000% due 08/01/2020	475	546
Brentwood Infrastructure Financing Authority, California Special Assessment Notes, (AGM Insured), Series 2014
5.000% due 09/02/2018	570	626
Brentwood Union School District, California General Obligation Notes, (NPFGC Insured), Series 2007
5.250% due 08/01/2016	135	139
Burbank Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015
3.000% due 12/01/2016	2,075	2,119
California Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 01/01/2019	500	560
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	279
California Health Facilities Financing Authority Revenue Notes, Series 2010
5.000% due 11/15/2019	525	601
California Health Facilities Financing Authority Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,068
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
0.290% due 10/01/2047	3,200	3,200
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2015
1.249% due 11/01/2045	5,000	5,000
California Infrastructure & Economic Development Bank Revenue Notes, Series 2013
5.000% due 02/01/2019	350	390
California State General Obligation Bonds, Series 2013
4.000% due 12/01/2027	3,000	3,134
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,340	1,476
5.000% due 07/01/2019	80	91
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	150
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 10/01/2017	380	409
California State Public Works Board Revenue Notes, Series 2012
5.000% due 06/01/2017	3,000	3,178
California State University Revenue Notes, Series 2015
5.000% due 11/01/2020	955	1,120
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	276
California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.375% due 04/01/2028	700	704
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 04/01/2019	4,145	4,662
California Statewide Communities Development Authority Revenue Notes, Series 2014
5.000% due 07/01/2019	1,000	1,128
Chino Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2014
4.000% due 09/01/2016	310	317
Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	9,050	9,055
Contra Costa County, California Public Financing Authority Revenue Notes, Series 2015
4.000% due 06/01/2018	520	556
5.000% due 06/01/2018	200	219
5.000% due 06/01/2019	1,000	1,126
Desert Community College District, California General Obligation Notes, Series 2015
3.000% due 08/01/2016	2,115	2,147
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2012
5.000% due 06/01/2018	1,685	1,852

East Side Union High School District, California General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	590
Fairfield, California Redevelopment Agency Tax Allocation Notes, Series 2014
5.000% due 08/01/2020	1,830	2,114
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,139
Irvine, California Special Assessment Notes, Series 2015
2.000% due 09/02/2017	975	991
4.000% due 09/02/2017	360	378
4.000% due 09/02/2018	800	856
Jurupa Public Financing Authority, California Special Tax Notes, Series 2014
4.000% due 09/01/2016	200	204
5.000% due 09/01/2019	475	532
5.000% due 09/01/2020	550	626
Long Beach Bond Finance Authority, California Revenue Notes, Series 2012
4.000% due 11/01/2016	500	514
4.000% due 11/01/2017	470	496
Long Beach, California Harbor Revenue Notes, Series 2010
5.000% due 05/15/2019	125	141
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2012
5.000% due 08/01/2018	500	550
Los Angeles County, California Redevelopment Authority Tax Allocation Notes, Series 2013
5.000% due 07/01/2017	550	584
Los Angeles County, California Regional Financing Authority Revenue Notes, (CM Insured), Series 2014
3.000% due 11/15/2020	1,625	1,628
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,950	2,231
Los Angeles Department of Airports, California Revenue Notes, Series 2012
5.000% due 05/15/2019	665	753
Los Angeles Department of Water & Power, California Revenue Notes, Series 2015
5.000% due 12/01/2018	2,000	2,224
Los Angeles Harbor Department, California Revenue Bonds, Series 2009
5.000% due 08/01/2019	900	1,023
Los Angeles Municipal Improvement Corp., California Revenue Notes, Series 2014
3.500% due 05/01/2016	300	303
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2018	1,015	1,038
Los Angeles Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	204
Los Angeles, California Wastewater System Revenue Notes, Series 2012
5.000% due 06/01/2019	225	255
Los Angeles, California Wastewater System Revenue Notes, Series 2013
5.000% due 06/01/2018	325	357
Modesto Irrigation District, California Revenue Notes, Series 2012
5.000% due 07/01/2016	250	255
5.000% due 07/01/2017	200	212
5.000% due 07/01/2018	250	274
Oakland-Alameda County, California Coliseum Authority Revenue Notes, Series 2012
5.000% due 02/01/2016	1,750	1,756
Ohlone Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2016	200	204
Orange County, California Development Agency Tax Allocation Notes, Series 2014
5.000% due 09/01/2017	500	535
Orange County, California Sanitation District Revenue Notes, Series 2012
5.000% due 02/01/2021	760	902
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	1,875	2,200
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2017	1,550	1,651
5.000% due 08/01/2018	2,500	2,738
5.000% due 08/01/2020	680	784
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015
4.000% due 12/15/2019	2,800	3,079
5.000% due 06/15/2020	2,680	3,088
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,017
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2014
4.000% due 09/01/2017	1,000	1,052
Riverside, California Sewer Revenue Notes, Series 2015
5.000% due 08/01/2019	2,250	2,548
Roseville Natural Gas Financing Authority, California Revenue Notes, Series 2007
5.000% due 02/15/2016	1,000	1,005
Sacramento City Financing Authority, California Revenue Notes, Series 2015
4.000% due 12/01/2018	3,150	3,405
5.000% due 12/01/2018	2,000	2,219
Sacramento County, California Airport System Revenue Notes, Series 2010
3.000% due 07/01/2016	995	1,007
San Diego County, California Water Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	450	509
San Diego Public Facilities Financing Authority Water, California Revenue Notes, Series 2012
5.000% due 08/01/2016	1,000	1,026
San Francisco Municipal Transportation Agency, California Revenue Notes, Series 2012
5.000% due 03/01/2019	815	917
San Francisco State Building Authority, California Revenue Notes, Series 2015
5.000% due 12/01/2020	2,500	2,929

San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
3.000% due 05/01/2016	300	303
5.000% due 05/01/2019	1,795	2,026
San Francisco, California Public Utilities Commission Wastewater Revenue Notes, Series 2013
5.000% due 10/01/2020	300	352
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	267
Santa Clara Valley Transportation Authority, California Revenue Notes, Series 2010
4.000% due 04/01/2017	150	156
Santa Clara Valley Water District, California Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	150
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2016	2,150	2,176
Southern California Public Power Authority Revenue Notes, Series 2012
5.000% due 07/01/2016	1,150	1,176
Tustin Community Facilities District, California Special Tax Notes, Series 2015
2.000% due 09/01/2016	1,000	1,009
3.000% due 09/01/2018	500	520
3.000% due 09/01/2019	500	523
University of California Revenue Bonds, (NPFGC Insured), Series 2007
0.852% due 05/15/2030	1,000	966
University of California Revenue Notes, Series 2008
5.000% due 05/15/2016	215	219
University of California Revenue Notes, Series 2013
5.000% due 05/15/2017	1,000	1,059

		133,145

UTAH 0.9%
Intermountain Power Agency, Utah Revenue Notes, Series 2014
5.000% due 07/01/2019	1,185	1,336

Total Municipal Bonds & Notes (Cost $133,617)		134,481

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
GSR Mortgage Loan Trust
6.250% due 10/25/2036 ^	1,962	1,825

Total Non-Agency Mortgage-Backed Securities (Cost $1,812)		1,825

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (a) 0.4%		509

Total Short-Term Instruments (Cost $509)		509

Total Investments in Securities (Cost $135,938)		136,815

	SHARES
INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III	289,098	2,855

Total Short-Term Instruments (Cost $2,865)		2,855

Total Investments in Affiliates (Cost $2,865)		2,855

Total Investments 99.5% (Cost $138,803)		$139,670
Other Assets and Liabilities, net 0.5%		694

Net Assets 100.0%		$140,364

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$509	Fannie Mae 2.170% due 10/17/2022	$(521)	$509	$509

Total Repurchase Agreements						$(521)	$509	$509

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Municipal Bonds & Notes
California	$ 0	$133,145	$0	$133,145
Utah	0	1,336	0	1,336
Non-Agency Mortgage-Backed Securities	0	1,825	0	1,825
Short-Term Instruments
Repurchase Agreements	0	509	0	509
	$ 0	$136,815	$0	$136,815

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,855	0	0	2,855

Total Investments	$ 2,855	$136,815	$0	$139,670

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Capital Securities and Financials Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.6%
CORPORATE BONDS & NOTES 83.1%
BANKING & FINANCE 82.1%
Allied Irish Banks PLC
4.125% due 11/26/2025	EUR	500	$547
American Express Co.
4.900% due 03/15/2020 (a)		$500	476
6.800% due 09/01/2066		500	505
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (a)	EUR	400	426
9.000% due 05/09/2018 (a)		$400	430
Banco do Brasil S.A.
6.250% due 04/15/2024 (a)		300	147
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (a)	EUR	600	615
Bank of America Corp.
6.100% due 03/17/2025 (a)		$1,000	1,015
Bank of Ireland
7.375% due 06/18/2020 (a)	EUR	200	228
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (a)		$500	491
Barclays Bank PLC
7.750% due 04/10/2023		500	534
Barclays PLC
7.875% due 09/15/2022 (a)	GBP	300	443
8.000% due 12/15/2020 (a)	EUR	600	709
BNP Paribas S.A.
7.375% due 08/19/2025 (a)		$1,000	1,028
Citigroup, Inc.
5.950% due 05/15/2025 (a)		1,600	1,542
CNP Assurances
4.500% due 06/10/2047	EUR	400	423
Credit Agricole S.A.
7.875% due 01/23/2024 (a)		$700	718
Credit Suisse Group AG
6.250% due 12/18/2024 (a)		800	802
7.500% due 12/11/2023 (a)		900	949
Demeter Investments BV for Swiss Re Ltd.
5.750% due 08/15/2050		500	500
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (a)		500	497
Goldman Sachs Group, Inc.
5.375% due 05/10/2020 (a)		400	398
HSBC Holdings PLC
6.000% due 09/29/2023 (a)	EUR	1,300	1,426
ING Groep NV
6.500% due 04/16/2025 (a)		$600	589
Intesa Sanpaolo SpA
5.017% due 06/26/2024		200	197
7.700% due 09/17/2025 (a)		400	408
JPMorgan Chase & Co.
5.300% due 05/01/2020 (a)		250	250
6.125% due 04/30/2024 (a)		700	709
6.750% due 02/01/2024 (a)		300	327
Lloyds Banking Group PLC
7.875% due 06/27/2029 (a)	GBP	900	1,408
MetLife Capital Trust
9.250% due 04/08/2068		$700	968
Nationwide Building Society
10.250% due 06/29/2049 (a)	GBP	5	859
Navient Corp.
5.875% due 10/25/2024		$200	161
PNC Preferred Funding Trust
2.162% due 03/15/2017 (a)		1,200	1,071
Progressive Corp.
6.700% due 06/15/2067		1,000	1,002
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (a)		600	697
8.000% due 08/10/2025 (a)		350	371
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (a)	GBP	350	525
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024		$200	177
SNS Bank NV
3.750% due 11/05/2025	EUR	100	108

Societe Generale S.A.
8.000% due 09/29/2025 (a)		$600	612
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (a)	EUR	600	728
U.S. Bancorp
5.125% due 01/15/2021 (a)		$1,500	1,509
UBS AG
7.625% due 08/17/2022		1,000	1,142
UBS Group AG
6.875% due 08/07/2025 (a)		200	198
Wells Fargo & Co.
7.980% due 03/15/2018 (a)		1,000	1,040

			29,905

INDUSTRIALS 1.0%
BHP Billiton Finance USA Ltd.
6.750% due 10/19/2075		400	387

Total Corporate Bonds & Notes (Cost $30,799)			30,292

	SHARES
COMMON STOCKS 3.2%
FINANCIALS 3.2%
BNP Paribas S.A.		3,100	176
Capital One Financial Corp.		3,600	260
Citizens Financial Group, Inc.		10,900	285
Intesa Sanpaolo SpA		53,800	181
JPMorgan Chase & Co.		4,200	277

Total Common Stocks (Cost $1,239)			1,179

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
RBS Capital Funding Trust
5.900% due 02/01/2016 (a)		3,000	74

Total Preferred Securities (Cost $74)			74

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.1%
SHORT-TERM NOTES 9.1%
Fannie Mae
0.264% due 02/02/2016		$400	400
Federal Home Loan Bank
0.122% due 01/14/2016		200	200
0.162% due 01/29/2016		200	200
0.188% due 01/20/2016		500	500
0.193% due 02/08/2016		200	200
0.233% due 01/25/2016		100	100
0.238% due 01/27/2016		100	100
0.243% due 01/27/2016 - 01/29/2016		1,300	1,300
0.314% due 01/28/2016		100	100
Freddie Mac
0.172% due 01/28/2016		200	200

			3,300

Total Short-Term Instruments (Cost $3,300)			3,300

Total Investments in Securities (Cost $35,412)			34,845

Total Investments 95.6% (Cost $35,412)			$34,845
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $0)			(8)
Other Assets and Liabilities, net 4.4%			1,598

Net Assets 100.0%			$36,435

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	Short	03/2016	1	$3	$0	$0
Euro-Buxl 30-Year Bond March Futures	Short	03/2016	1	4	0	(1)
U.S. Treasury 5-Year Note March Futures	Long	03/2016	42	(10)	6	0
U.S. Treasury 10-Year Note March Futures	Long	03/2016	1	(1)	0	0
United Kingdom Long Gilt March Futures	Short	03/2016	4	1	4	(2)

Total Futures Contracts				$(3)	$10	$(3)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	6-Month EUR-EURIBOR	1.500%	03/16/2046	EUR	200	$7	$1	$1	$0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046	GBP	200	(6)	(7)	2	0

						$1	$(6)	$3	$0

Total Swap Agreements						$1	$(6)	$3	$0

Cash of $154 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	EUR	1,492		$1,591	$0	$(31)
	01/2016		$5,388	EUR	4,903	0	(59)
	01/2016		12	GBP	8	0	0
	02/2016	EUR	4,903		$5,392	59	0
	02/2016		$22	EUR	20	0	0
	02/2016		57	GBP	38	0	(1)
CBK	01/2016	EUR	807		$878	4	(3)
	01/2016	GBP	643		971	24	0
	01/2016		$46	EUR	42	0	0
GLM	01/2016	EUR	499		$533	0	(9)
	02/2016		$10	GBP	7	0	0
HUS	01/2016	EUR	2,745		$2,925	0	(58)
JPM	01/2016		224		246	2	0
	01/2016		$879	EUR	805	0	(5)
	01/2016		3,352	GBP	2,259	0	(22)
	02/2016	EUR	805		$880	5	0
	02/2016	GBP	2,259		3,352	22	0
MSB	01/2016		1,624		2,448	54	0
SCX	01/2016		$19	EUR	17	0	0

Total Forward Foreign Currency Contracts						$170	$(188)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$728	$29,177	$0	$29,905
Industrials	0	387	0	387
Common Stocks
Financials	1,179	0	0	1,179
Preferred Securities
Banking & Finance	0	74	0	74
Short-Term Instruments
Short-Term Notes	0	3,300	0	3,300

Total Investments	$1,907	$32,938	$0	$34,845

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10	3	0	13
Over the counter	0	170	0	170
	$10	$173	$0	$183

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	0	0	(3)
Over the counter	0	(188)	0	(188)

	$(3)	$(188)	$0	$(191)

Totals	$1,914	$32,923	$0	$34,837

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUS® Strategy Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 127.1%
BANK LOAN OBLIGATIONS 0.6%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		$5,300	$5,291
Hellenic Republic
3.930% due 03/30/2016	EUR	5,000	5,292

Total Bank Loan Obligations (Cost $10,622)			10,583

CORPORATE BONDS & NOTES 25.7%
BANKING & FINANCE 23.0%
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		$16,000	15,683
2.750% due 01/30/2017		1,700	1,700
2.995% due 07/18/2016		1,000	1,000
3.500% due 07/18/2016		2,400	2,412
5.500% due 02/15/2017		3,700	3,820
Banco Santander Chile
1.915% due 01/19/2016		9,250	9,245
Bank of America Corp.
5.750% due 12/01/2017		300	321
7.625% due 06/01/2019		1,100	1,274
Bank of America N.A.
5.300% due 03/15/2017		1,075	1,119
Bankia S.A.
0.147% due 01/25/2016	EUR	500	543
3.500% due 01/17/2019		6,900	7,904
3.625% due 10/05/2016		200	223
4.375% due 02/14/2017		13,400	15,165
5.750% due 06/29/2016		800	893
Barclays Bank PLC
7.625% due 11/21/2022		$900	1,027
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	2,300	2,717
BPCE S.A.
1.156% due 06/17/2017		$7,700	7,688
CIT Group, Inc.
4.250% due 08/15/2017		6,850	7,021
5.000% due 05/15/2017		3,100	3,201
Citigroup, Inc.
0.849% due 05/01/2017		1,800	1,792
2.650% due 10/26/2020		3,700	3,677
Credit Agricole S.A.
1.047% due 06/12/2017		38,327	38,230
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		400	387
Dexia Credit Local S.A.
0.652% due 06/05/2018		20,700	20,588
Export-Import Bank of India
2.753% due 03/30/2016		1,500	1,504
Ford Motor Credit Co. LLC
0.982% due 09/08/2017		34,300	33,836
General Motors Financial Co., Inc.
3.000% due 09/25/2017		32,800	32,939
Goldman Sachs Group, Inc.
1.061% due 06/04/2017		42,000	41,895
HBOS PLC
0.687% due 09/01/2016	EUR	200	218
1.303% due 09/30/2016		$2,000	1,996
HSBC Finance Corp.
0.844% due 06/01/2016		7,000	6,988
International Lease Finance Corp.
2.462% due 06/15/2016		1,300	1,300
5.750% due 05/15/2016		2,000	2,030
6.750% due 09/01/2016		3,600	3,703
8.875% due 09/01/2017		1,400	1,528
Intesa Sanpaolo SpA
2.375% due 01/13/2017		3,700	3,713
JPMorgan Chase Bank N.A.
0.836% due 06/02/2017		34,600	34,490
6.000% due 10/01/2017		100	107
KBC Bank NV
8.000% due 01/25/2023		400	437
LBG Capital PLC
15.000% due 12/21/2019	EUR	240	374
15.000% due 12/21/2019	GBP	8,400	16,854

Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		$300	320
7.625% due 06/27/2023 (e)	GBP	800	1,238
7.875% due 06/27/2029 (e)		2,700	4,224
Nordea Eiendomskreditt A/S
2.125% due 09/22/2016		$10,000	10,071
Nova Ljubljanska Banka dd
2.875% due 07/03/2017	EUR	100	111
Rabobank Group
0.653% due 04/28/2017		$6,800	6,794
1.013% due 03/18/2016		250	250
8.375% due 07/26/2016 (e)		200	206
8.400% due 06/29/2017 (e)		400	431
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		200	209
Springleaf Finance Corp.
5.750% due 09/15/2016		100	101
UBS AG
4.750% due 05/22/2023		300	305
Vonovia Finance BV
3.200% due 10/02/2017		8,600	8,687
Waha Aerospace BV
3.925% due 07/28/2020		1,000	1,038
Westpac Banking Corp.
0.697% due 05/19/2017		28,100	28,066
1.850% due 11/26/2018		1,200	1,198

			394,791

INDUSTRIALS 0.9%
Altice Financing S.A.
5.250% due 02/15/2023	EUR	100	109
6.625% due 02/15/2023		$500	495
Canadian Natural Resources Ltd.
0.978% due 03/30/2016		100	100
Chesapeake Energy Corp.
3.571% due 04/15/2019		650	184
Dell, Inc.
3.100% due 04/01/2016		200	201
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		287	307
DISH DBS Corp.
4.625% due 07/15/2017		1,000	1,022
7.125% due 02/01/2016		1,100	1,104
GTL Trade Finance, Inc.
5.893% due 04/29/2024		576	412
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	500	503
Kinder Morgan, Inc.
8.250% due 02/15/2016		$2,475	2,489
Sabine Pass LNG LP
7.500% due 11/30/2016		3,450	3,450
Telefonica Emisiones S.A.U.
1.243% due 06/23/2017		5,000	4,973
6.421% due 06/20/2016		150	153
Volkswagen International Finance NV
2.875% due 04/01/2016		50	50

			15,552

UTILITIES 1.8%
AT&T, Inc.
1.023% due 03/30/2017		800	798
BellSouth Corp.
4.821% due 04/26/2021		8,750	8,855
IPALCO Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,894
Petrobras Global Finance BV
2.886% due 03/17/2017		20,900	19,202
SSE PLC
5.625% due 10/01/2017 (e)	EUR	300	346
Verizon Communications, Inc.
2.042% due 09/15/2016		$100	101

			31,196

Total Corporate Bonds & Notes (Cost $453,014)			441,539

U.S. GOVERNMENT AGENCIES 15.8%
Fannie Mae
0.000% due 06/01/2017 (c)		6,700	6,592
0.852% due 10/25/2036 - 09/25/2041 †		8,923	9,003
0.872% due 08/25/2037		2,055	2,073
0.972% due 02/25/2042 †		42,507	42,933
1.022% due 01/25/2042 †		11,866	12,056
1.102% due 02/25/2041		868	878
3.889% due 02/25/2018 (a)		5,350	314

Fannie Mae, TBA
3.500% due 01/01/2046 - 02/01/2046	174,000	179,266
Freddie Mac
0.711% due 07/15/2036	373	375
0.781% due 05/15/2032 - 09/15/2042	5,451	5,479
0.931% due 12/15/2037	1,544	1,551
0.951% due 10/15/2037	2,404	2,437
Ginnie Mae
1.101% due 10/16/2053 (a)	6,608	329
NCUA Guaranteed Notes
0.829% due 12/08/2020	1,289	1,298
Overseas Private Investment Corp.
4.730% due 03/15/2022	4,257	4,611
Small Business Administration
4.840% due 05/01/2025	273	291
4.990% due 09/01/2024	253	272
5.160% due 02/01/2028	165	182
5.310% due 05/01/2027	381	420
5.510% due 11/01/2027	132	147
5.820% due 06/01/2026	286	319
5.870% due 07/01/2028	115	129
6.020% due 08/01/2028	67	76
6.770% due 11/01/2028	354	405

Total U.S. Government Agencies (Cost $271,096)		271,436

U.S. TREASURY OBLIGATIONS 28.6%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)	12,540	11,232
3.000% due 05/15/2045 †	2,010	1,997
U.S. Treasury Floating Rate Notes
0.337% due 07/31/2017 (j)†	14,300	14,278
0.428% due 10/31/2017 †	7,000	6,998
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2016 (h)	49,120	48,941
0.125% due 04/15/2017 (j)	1,047	1,045
0.125% due 04/15/2018 (j)	3,189	3,183
0.125% due 04/15/2019 (h)(j)	29,634	29,453
0.125% due 01/15/2022	210	204
0.125% due 07/15/2022	7,859	7,619
0.125% due 01/15/2023	4,739	4,543
0.125% due 07/15/2024	28,242	26,810
0.375% due 07/15/2025	3,510	3,395
0.625% due 07/15/2021	317	318
0.625% due 01/15/2024 (h)	24,757	24,467
0.750% due 02/15/2042 (h)	14,239	12,493
0.750% due 02/15/2045 (h)	69,651	60,628
1.375% due 02/15/2044 (j)†	3,122	3,172
1.375% due 02/15/2044 (h)	22,024	22,373
1.625% due 01/15/2018 (j)(l)	1,135	1,171
2.000% due 01/15/2026	6,698	7,437
2.125% due 02/15/2041	109	128
2.375% due 01/15/2017 (h)	49,763	50,999
2.375% due 01/15/2025	252	287
2.375% due 01/15/2027	3,832	4,428
2.500% due 07/15/2016 (h)(j)	65,247	66,313
2.500% due 01/15/2029 (j)†	29,186	34,559
2.500% due 01/15/2029 (h)	24,363	28,848
3.625% due 04/15/2028	132	173
3.875% due 04/15/2029 (l)	3,168	4,302
U.S. Treasury Notes
0.500% due 09/30/2016 †	9,100	9,086

Total U.S. Treasury Obligations (Cost $507,228)		490,880

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.4%
Adjustable Rate Mortgage Trust
3.060% due 07/25/2035	665	637
American Home Mortgage Investment Trust
1.002% due 02/25/2045	268	266
2.154% due 09/25/2045	7	7
Banc of America Commercial Mortgage Trust
5.619% due 04/10/2049	500	507
Banc of America Funding Ltd.
0.503% due 10/03/2039	389	383
Banc of America Funding Trust
3.639% due 05/20/2036 ^	1,186	1,134
BCAP LLC Trust
0.475% due 07/26/2035	986	965
2.506% due 01/26/2034	271	270
4.000% due 02/26/2037	369	367
Bear Stearns Adjustable Rate Mortgage Trust
2.785% due 01/25/2035	774	761
2.924% due 03/25/2035	1,177	1,193

Bear Stearns ALT-A Trust
4.864% due 07/25/2035 ^		1,628	1,344
Bear Stearns Structured Products, Inc. Trust
2.693% due 01/26/2036		205	170
CDGJ Commercial Mortgage Trust
1.731% due 12/15/2027		9,400	9,364
Chase Mortgage Finance Trust
2.641% due 02/25/2037		445	442
2.702% due 02/25/2037		654	666
5.500% due 12/25/2022 ^		752	663
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.702% due 01/25/2035		18	16
Citigroup Commercial Mortgage Trust
5.710% due 12/10/2049		4,005	4,152
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035		48	48
2.430% due 09/25/2035		163	163
2.730% due 10/25/2035		1,733	1,720
2.740% due 11/25/2035		622	596
2.782% due 08/25/2035		1,108	1,097
Commercial Mortgage Trust
2.365% due 02/10/2029		5,400	5,438
Countrywide Alternative Loan Trust
5.500% due 10/25/2033		1,827	1,865
6.500% due 09/25/2037 ^		2,597	2,045
Countrywide Home Loan Mortgage Pass-Through Trust
2.642% due 11/20/2034		1,145	1,133
Countrywide Home Loan Reperforming REMIC Trust
0.762% due 06/25/2035		13	11
Credit Suisse First Boston Mortgage Securities Corp.
2.433% due 04/25/2034		67	67
Credit Suisse Mortgage Capital Certificates
2.844% due 12/27/2046		601	589
6.000% due 05/27/2037		125	126
Deutsche ALT-A Securities, Inc.
0.552% due 08/25/2047		14,408	11,544
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035		844	841
F-E Mortgages SRL
0.202% due 12/15/2043	EUR	3,252	3,498
First Horizon Alternative Mortgage Securities Trust
2.376% due 04/25/2035		$905	893
Grecale RMBS SRL
0.447% due 01/27/2061	EUR	3,633	3,894
GS Mortgage Securities Trust
3.849% due 12/10/2043		$799	825
GSR Mortgage Loan Trust
2.734% due 11/25/2035		852	822
2.793% due 09/25/2035		4,001	4,042
2.806% due 09/25/2035		48	49
HarborView Mortgage Loan Trust
0.532% due 03/19/2037		1,811	1,548
0.712% due 11/19/2035		1,657	1,391
0.742% due 06/20/2035		941	891
IndyMac Mortgage Loan Trust
2.721% due 11/25/2035 ^		763	712
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		1,630	1,665
5.695% due 02/12/2049		4,430	4,573
JPMorgan Mortgage Trust
2.534% due 07/25/2035		390	386
2.775% due 04/25/2035		143	144
Marche Mutui SRL
0.339% due 10/27/2065	EUR	803	873
0.342% due 02/25/2055		2,317	2,467
2.189% due 01/27/2064		4,753	5,240
MASTR Adjustable Rate Mortgages Trust
2.772% due 11/21/2034		$730	749
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.071% due 09/15/2030		291	288
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.811% due 06/15/2030		25	24
Merrill Lynch Mortgage Investors Trust
1.904% due 10/25/2035		98	96
2.239% due 12/25/2034		284	286
2.520% due 10/25/2035		143	145
2.573% due 06/25/2035		958	937
4.924% due 05/25/2036		59	58
5.250% due 08/25/2036		1,316	1,363
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		4,052	4,150
Morgan Stanley Capital Trust
5.610% due 04/15/2049		295	296
Morgan Stanley Re-REMIC Trust
5.794% due 08/15/2045		854	878

RBSSP Resecuritization Trust
2.109% due 07/26/2045		2,782	2,776
2.300% due 12/26/2036		60	61
Residential Accredit Loans, Inc. Trust
0.722% due 01/25/2035		920	886
6.000% due 09/25/2036		607	490
6.000% due 09/25/2036 ^		1,587	1,281
Structured Adjustable Rate Mortgage Loan Trust
1.194% due 11/25/2034		1,939	1,838
2.542% due 06/25/2034		2,128	2,132
Structured Asset Mortgage Investments Trust
0.632% due 05/25/2046		218	172
1.082% due 05/19/2035		155	152
Thornburg Mortgage Securities Trust
2.269% due 04/25/2045		330	330
2.444% due 03/25/2037		7,530	6,674
4.405% due 07/25/2036		11,341	11,113
6.071% due 09/25/2037		6,247	6,496
Vornado DP LLC Trust
2.970% due 09/13/2028		1,049	1,076
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043		2,100	2,149
5.708% due 06/15/2049		120	120
WaMu Mortgage Pass-Through Certificates Trust
0.682% due 11/25/2045		6,687	6,307
1.162% due 11/25/2034		652	623
1.222% due 01/25/2045		858	820
1.327% due 01/25/2046		1,504	1,457
2.460% due 06/25/2034		167	169
2.542% due 10/25/2034		146	147
2.582% due 01/25/2035		165	166
Wells Fargo Mortgage-Backed Securities Trust
2.605% due 06/25/2033		131	132
2.735% due 10/25/2035		210	211
2.736% due 03/25/2035		530	537
2.736% due 04/25/2036		25	25
2.803% due 03/25/2036		15	15
2.853% due 12/25/2034		92	91
5.000% due 03/25/2036		77	77
5.788% due 04/25/2036		1,474	1,431

Total Non-Agency Mortgage-Backed Securities (Cost $144,278)			143,727

ASSET-BACKED SECURITIES 12.1%
ACE Securities Corp. Home Equity Loan Trust
1.097% due 05/25/2035		466	451
1.292% due 05/25/2035		837	672
1.322% due 12/25/2034		759	687
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.872% due 01/25/2036		900	846
Asset-Backed Funding Certificates Trust
1.122% due 06/25/2034		5,044	4,734
Atrium
0.620% due 07/20/2020		406	401
Bear Stearns Asset-Backed Securities Trust
0.592% due 10/25/2036		3,685	3,526
0.922% due 09/25/2046		1,045	597
Citigroup Mortgage Loan Trust, Inc.
0.552% due 08/25/2036		20,038	18,274
0.712% due 10/25/2036		2,000	1,776
Countrywide Asset-Backed Certificates
0.602% due 06/25/2047		5,746	5,267
0.792% due 04/25/2036		3,981	3,315
Countrywide Asset-Backed Certificates Trust
0.672% due 04/25/2046 ^		21,519	15,900
1.202% due 11/25/2034		784	763
1.277% due 08/25/2034		425	404
EFS Volunteer LLC
1.170% due 10/26/2026		410	409
Euro-Galaxy CLO BV
0.187% due 10/23/2021	EUR	297	321
First Franklin Mortgage Loan Trust
1.082% due 04/25/2035		$59	59
1.102% due 11/25/2035		1,882	1,880
1.202% due 06/25/2036		9,675	7,066
First NLC Trust
0.812% due 02/25/2036		16,160	14,056
Fore CLO Ltd.
0.562% due 07/20/2019		203	203
Four Corners CLO Ltd.
0.590% due 01/26/2020		3,084	3,067
Fremont Home Loan Trust
0.662% due 10/25/2036		8,860	4,695
0.902% due 07/25/2035		534	526

GE-WMC Asset-Backed Pass-Through Certificates
1.142% due 10/25/2035		1,621	1,611
Goldentree Loan Opportunities Ltd.
1.010% due 10/18/2021		1,888	1,880
GSAMP Trust
0.622% due 11/25/2036		1,360	773
HSBC Home Equity Loan Trust USA
0.882% due 03/20/2036		1,760	1,673
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.472% due 11/25/2034		1,804	1,732
LightPoint Pan-European CLO PLC
0.182% due 01/31/2022	EUR	38	41
Long Beach Mortgage Loan Trust
1.247% due 06/25/2035		$782	778
Massachusetts Educational Financing Authority
1.270% due 04/25/2038		2,164	2,154
MASTR Asset-Backed Securities Trust
0.802% due 01/25/2036		13,243	10,325
0.872% due 10/25/2035		740	732
Merrill Lynch Mortgage Investors Trust
0.732% due 08/25/2036		1,000	917
Morgan Stanley ABS Capital, Inc. Trust
0.552% due 10/25/2036		1,663	1,284
1.127% due 01/25/2035		2,374	1,940
1.277% due 03/25/2034		3,971	3,789
1.352% due 03/25/2035		400	395
1.457% due 07/25/2035		7,435	6,031
Morgan Stanley Home Equity Loan Trust
0.892% due 08/25/2035		900	875
Nelnet Student Loan Trust
1.100% due 07/27/2048		2,198	2,193
New Century Home Equity Loan Trust
0.872% due 06/25/2035		2,000	1,911
0.912% due 07/25/2035		600	584
1.097% due 03/25/2035		3,500	3,271
North Carolina State Education Assistance Authority
1.222% due 07/25/2039		9,529	9,251
Option One Mortgage Loan Trust Asset-Backed Certificates
0.862% due 11/25/2035		9,383	8,887
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.922% due 07/25/2035		1,000	996
1.397% due 10/25/2034		173	171
1.502% due 03/25/2035		1,000	920
People’s Choice Home Loan Securities Trust
1.277% due 08/25/2035		10,000	7,581
Residential Asset Mortgage Products Trust
0.592% due 09/25/2036		211	209
0.952% due 06/25/2035		466	428
Residential Asset Securities Corp. Trust
0.752% due 04/25/2036		12,700	10,229
0.802% due 02/25/2036		400	357
SLM Student Loan Trust
0.512% due 12/15/2027	EUR	2,800	2,910
0.820% due 10/25/2017		$30	30
1.820% due 04/25/2023		8,477	8,491
Soundview Home Loan Trust
0.672% due 06/25/2036		8,480	6,497
1.372% due 10/25/2037		2,082	1,451
Specialty Underwriting & Residential Finance Trust
1.097% due 03/25/2036		3,000	2,647
Structured Asset Investment Loan Trust
1.397% due 10/25/2033		2,713	2,636
Structured Asset Securities Corp. Mortgage Loan Trust
1.744% due 04/25/2035		308	295
Venture CDO Ltd.
0.540% due 07/22/2021		519	512
0.547% due 01/20/2022		2,255	2,216
Wells Fargo Home Equity Asset-Backed Securities Trust
0.682% due 05/25/2036		550	520
0.692% due 07/25/2036		5,000	4,228
0.882% due 12/25/2035		2,700	2,600

Total Asset-Backed Securities (Cost $206,299)			208,846

SOVEREIGN ISSUES 11.9%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	100	101
Autonomous Community of Catalonia
4.750% due 06/04/2018		6,400	7,359
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	78,300	17,751
0.000% due 01/01/2017 (c)		152,100	33,218
0.000% due 01/01/2019 (c)		55,700	8,900
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		31,000	7,479

Export-Import Bank of Korea
1.376% due 09/17/2016		$8,200	8,216
Kommunalbanken A/S
0.983% due 03/27/2017		16,800	16,845
1.375% due 06/08/2017		1,900	1,904
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	145,264	8,556
4.000% due 11/08/2046 (d)		10,679	630
4.500% due 11/22/2035 (d)		194,903	12,401
Republic of Germany
0.750% due 04/15/2018 (d)(h)	EUR	3,935	4,386
Slovenia Government International Bond
4.125% due 02/18/2019		$27,100	28,557
4.750% due 05/10/2018		3,200	3,405
5.250% due 02/18/2024		29,000	32,063
5.500% due 10/26/2022		11,000	12,319

Total Sovereign Issues (Cost $219,264)			204,090

SHORT-TERM INSTRUMENTS 24.0%
CERTIFICATES OF DEPOSIT 1.5%
Intesa Sanpaolo SpA
1.701% due 04/11/2016		25,900	25,921

REPURCHASE AGREEMENTS (g) 5.8%			100,421

SHORT-TERM NOTES 0.8%
Fannie Mae
0.208% due 01/14/2016 †		5,300	5,300
0.228% due 02/03/2016 †		6,100	6,098
Federal Home Loan Bank
0.228% due 01/22/2016 †		1,800	1,800

			13,198

JAPAN TREASURY BILLS 3.1%
(0.033%) due 02/22/2016 (b)	JPY	6,470,000	53,831

U.S. TREASURY BILLS 12.8%
0.172% due 01/07/2016 - 01/28/2016 (b)(h)(j)(l)†		$219,321	219,309

Total Short-Term Instruments (Cost $411,635)			412,680

Total Investments in Securities (Cost $2,223,436)			2,183,781

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		21,424	212

Total Short-Term Instruments (Cost $212)			212

Total Investments in Affiliates (Cost $212)			212

Total Investments 127.1% (Cost $2,223,648)			$2,183,993
Financial Derivative Instruments (i)(k) 2.4% (Cost or Premiums, net $(3,815))			41,165
Other Assets and Liabilities, net (29.5%)			(506,429)

Net Assets 100.0%			$1,718,729

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund III, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$16,000	$15,683	0.91%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FAR	0.600	% †	12/31/2015	01/04/2016	$50,000	Freddie Mac 3.500% due 08/01/2045	$(51,615)	$50,000	$50,003
RDR	0.540	†	12/31/2015	01/04/2016	49,700	U.S. Treasury Notes 2.125% due 12/31/2022	(50,755)	49,700	49,703
SSB	0.010		12/31/2015	01/04/2016	721	Fannie Mae 2.170% due 10/17/2022	(738)	721	721

Total Repurchase Agreements							$(103,108)	$100,421	$100,427

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	0.900%	12/31/2015	01/05/2016	$(3,705)	$(3,705)
	1.000	12/22/2015	01/05/2016	(6,456)	(6,458)
	1.000	12/30/2015	01/06/2016	(1,472)	(1,472)
	1.000	12/31/2015	01/07/2016	(1,914)	(1,914)
	1.100	12/22/2015	01/05/2016	(28,394)	(28,406)
IND	0.330	11/05/2015	01/07/2016	(20,056)	(20,067)
	0.450	01/04/2016	02/04/2016	(7,667)	(7,667)
	0.550	12/04/2015	01/15/2016	(3,025)	(3,026)
	0.550	12/08/2015	02/08/2016	(85,008)	(85,043)
	0.550	12/09/2015	01/15/2016	(2,682)	(2,684)
	0.550	12/18/2015	01/15/2016	(61,211)	(61,227)
	0.600	12/23/2015	01/25/2016	(4,030)	(4,031)
JPS	0.360	12/17/2015	01/11/2016	(11,349)	(11,351)

Total Reverse Repurchase Agreements					$(237,051)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
MSC	0.370%	10/09/2015	01/07/2016		$(28,882)	$(28,820)
MYI	(0.150)	10/05/2015	01/14/2016	EUR	(29,206)	(31,749)

Total Sale-Buyback Transactions						$(60,569)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(179,297) at a weighted average interest rate of 0.249%.
(3)	Payable for sale-buyback transactions includes $48 of deferred price drop.

(h)	Securities with an aggregate market value of $296,612 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYM Natural Gas April Futures †	$2.600	03/28/2016	131	$118	$165
Call - NYM Natural Gas April Futures †	2.700	03/28/2016	135	108	130
Call - NYM Natural Gas April Futures †	3.000	03/28/2016	2,183	1,536	955
Call - NYMEX Brent Crude Spread February Futures †	71.500	02/29/2016	76	245	1
Call - NYMEX Brent Crude Spread February Futures †	87.000	02/29/2016	130	178	1
Call - NYMEX Brent Crude Spread February Futures †	71.500	03/31/2016	76	247	1
Call - NYMEX Brent Crude Spread January Futures †	71.500	01/29/2016	76	247	1
Call - NYMEX Brent Crude Spread January Futures †	87.000	01/29/2016	130	178	1
Call - NYMEX Brent Crude Spread March Futures †	87.000	03/31/2016	130	178	1
Call - NYMEX Natural Gas June Futures †	2.650	05/25/2016	449	549	721
Call - NYMEX Natural Gas June Futures †	2.700	05/25/2016	257	283	368
Call - NYMEX Natural Gas June Futures †	2.800	05/25/2016	257	217	293
Call - NYMEX WTI Crude March Futures †	45.000	02/17/2016	89	52	41

				$4,136	$2,679

Total Purchased Options				$4,136	$2,679

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price		Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYM Natural Gas March Futures †	$2.600		02/24/2016	131	$(128)	$(140)
Call - NYM Natural Gas March Futures †	2.700		02/24/2016	135	(127)	(111)
Call - NYM Natural Gas March Futures †	3.000		02/24/2016	2,183	(2,103)	(827)
Call - NYMEX Crude February Futures †	—	(1)	01/19/2016	675	(79)	(7)
Call - NYMEX Crude March Futures †	—	(1)	02/19/2016	675	(80)	(7)
Put - NYMEX Natural Gas February Futures †	1.900		01/26/2016	178	(31)	(43)
Put - NYMEX Natural Gas February Futures †	1.950		01/26/2016	192	(94)	(57)
Put - NYMEX Natural Gas February Futures †	2.000		01/26/2016	89	(25)	(33)
Call - NYMEX Natural Gas February Futures †	2.600		01/26/2016	178	(100)	(103)
Call - NYMEX Natural Gas February Futures †	2.700		01/26/2016	89	(36)	(36)
Call - NYMEX Natural Gas March Futures †	2.450		02/24/2016	449	(533)	(711)
Call - NYMEX Natural Gas March Futures †	2.600		02/24/2016	257	(231)	(276)
Call - NYMEX Natural Gas March Futures †	2.700		02/24/2016	257	(179)	(211)
Call - NYMEX New York Harbor ULSD Financial February Futures †	2.100		02/29/2016	76	(261)	0
Call - NYMEX New York Harbor ULSD Financial February Futures †	250.000		02/29/2016	130	(228)	(1)
Call - NYMEX New York Harbor ULSD Financial January Futures †	2.100		01/29/2016	76	(259)	0
Call - NYMEX New York Harbor ULSD Financial January Futures †	250.000		01/29/2016	130	(228)	(1)
Call - NYMEX New York Harbor ULSD Financial March Futures †	2.100		03/31/2016	76	(259)	(2)
Call - NYMEX New York Harbor ULSD Financial March Futures †	250.000		03/31/2016	130	(228)	(1)
Put - NYMEX WTI Crude March Futures †	33.000		02/17/2016	89	(51)	(59)
Call - NYMEX WTI Crude March Futures †	42.000		02/17/2016	18	(19)	(17)

					$(5,279)	$(2,643)

Total Written Options					$(5,279)	$(2,643)

(1)	Strike Price determined when exercised based on predetermined terms.

Futures Contracts:

					Variation Margin (2)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum April Futures †	Short	04/2016	413	$315	$0	$0
Arabica Coffee May Futures †	Short	05/2016	180	(117)	0	(206)
Brent Crude February Futures †	Long	01/2016	21	21	17	0
Brent Crude December Futures †	Long	10/2016	5,903	(55,627)	5,136	0
Brent Crude December Futures †	Long	10/2017	210	(609)	155	0
Brent Crude July Futures †	Long	05/2016	147	(1,242)	122	0
Brent Crude June Futures †	Short	04/2016	1,566	14,136	0	(1,284)
Brent Crude June Futures †	Short	04/2017	2,888	22,731	0	(2,397)
Brent Crude June Futures †	Short	04/2018	577	7,960	0	(404)
Brent Crude March Futures †	Long	01/2016	1,555	(6,127)	1,244	0
Brent Crude March Futures	Short	01/2016	34	889	0	(27)
Brent Crude March Futures †	Short	01/2017	1,125	17,462	0	(956)
Brent Crude March Futures †	Long	01/2018	692	(6,909)	512	0
Brent Crude May Futures †	Short	03/2016	151	609	0	(124)
Brent Crude September Futures †	Long	07/2016	337	(1,415)	287	0
Brent Dubai Swap April Futures †	Short	04/2016	53	6	0	0
Brent Dubai Swap February Futures †	Short	02/2016	53	(4)	0	0
Brent Dubai Swap January Futures †	Short	01/2016	53	(5)	0	0
Brent Dubai Swap June Futures †	Short	06/2016	53	20	0	0
Brent Dubai Swap March Futures †	Short	03/2016	53	1	0	0
Brent Dubai Swap May Futures †	Short	05/2016	53	14	0	0
Call Options Strike @ USD 44.000 on Brent Crude April Futures †	Long	02/2016	18	(4)	3	0
Call Options Strike @ USD 99.250 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	727	53	3	0
Cattle Feeder April Futures †	Long	04/2016	15	28	10	0
Cattle Feeder August Futures †	Short	08/2016	15	(25)	0	(7)
Cattle Feeder March Futures †	Long	03/2016	16	34	16	0
Cattle Feeder May Futures †	Short	05/2016	16	(27)	0	(8)
Chicago Ethanol (Platts) Futures †	Long	01/2016	99	(395)	67	0
Chicago Ethanol (Platts) Futures †	Long	12/2016	144	(283)	76	0
Cocoa March Futures †	Short	03/2016	887	733	160	0
Cocoa March Futures †	Long	03/2017	1,079	(519)	0	(194)
Cocoa May Futures †	Long	05/2016	160	(150)	0	(29)
Cocoa September Futures †	Long	09/2016	48	(46)	0	(8)
Copper April Futures †	Long	04/2016	181	(69)	0	0
Corn December Futures †	Short	12/2016	589	411	7	0
Corn July Futures †	Short	07/2016	367	434	18	0
Corn March Futures †	Short	03/2016	225	154	3	0
Corn May Futures †	Short	05/2016	970	877	36	0
Cotton No. 2 May Futures †	Long	05/2016	51	(3)	0	(15)
Euro-BTP Italy Government Bond March Futures	Long	03/2016	2	(3)	2	0
Euro-Bund 10-Year Bond March Futures	Short	03/2016	28	68	0	(1)
Gas Oil April Futures †	Short	04/2016	170	306	77	0
Gas Oil December Futures †	Long	12/2016	712	(1,787)	0	(249)
Gas Oil December Futures †	Long	12/2017	244	(434)	0	(61)
Gas Oil June Futures †	Short	06/2016	234	704	88	0
Gas Oil June Futures †	Short	06/2017	722	1,536	217	0
Gold 100 oz. April Futures †	Long	04/2016	27	(99)	1	0
Gold 100 oz. February Futures †	Long	02/2016	5	(3)	0	0
Hard Red Spring Wheat March Futures †	Long	03/2016	654	(1,096)	33	0
Hard Red Winter Wheat March Futures †	Long	03/2016	1,098	(1,677)	165	0
Henry Hub Natural Gas Swap April Futures †	Short	03/2016	1,299	942	0	(296)
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	20	(84)	0	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	11	(2)	2	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	20	(84)	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	123	56	21	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	20	(87)	0	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	17	(27)	5	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2017	28	19	5	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	20	(85)	0	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2016	32	23	5	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	20	(85)	0	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	1,343	(1,090)	279	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	20	(84)	0	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	33	(14)	7	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	20	(84)	0	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	5	(8)	1	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2017	32	19	5	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	20	(85)	0	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	11	6	2	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	20	(84)	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	132	2	24	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	20	(85)	0	0
Henry Hub Natural Gas Swap October Futures †	Short	09/2016	12	(8)	0	(2)
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	20	(85)	0	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	11	(2)	2	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	20	(84)	0	0
Lead April Futures †	Long	04/2016	110	138	0	0
Live Cattle April Futures †	Short	04/2016	647	(1,080)	19	0
Live Cattle August Futures †	Long	08/2016	603	378	30	0
Live Cattle June Futures †	Long	06/2016	44	22	1	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2016	203	(199)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2016	137	(130)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2016	137	(121)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2016	203	(192)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2016	203	(157)	16	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2016	137	(136)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2016	203	(179)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2016	203	(200)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2016	203	(189)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2016	137	(121)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2016	137	(121)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2016	137	(123)	0	0
Natural Gas April Futures †	Short	03/2016	1,603	(4,130)	0	(1,459)
Natural Gas April Futures †	Long	03/2017	1,523	(3,360)	640	0
Natural Gas December Futures †	Long	11/2016	672	514	457	0
Natural Gas July Futures †	Long	06/2016	459	311	381	0
Natural Gas June Futures †	Long	05/2016	1,037	(3,061)	902	0
Natural Gas March Futures †	Short	02/2017	1,523	3,946	0	(883)
Natural Gas May Futures †	Short	04/2016	458	(1,141)	0	(394)
Natural Gas October Futures †	Short	09/2016	672	(665)	0	(524)
New York Harbor ULSD April Futures †	Short	03/2016	205	1,376	0	(93)
New York Harbor ULSD February Futures †	Short	01/2016	103	(56)	0	(56)
New York Harbor ULSD June Futures †	Short	05/2016	573	1,248	0	(260)
New York Harbor ULSD March Futures †	Long	02/2016	573	(1,142)	289	0
Nickel April Futures †	Long	04/2016	146	128	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	2,699	23	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	2,699	(112)	12	0
Put Options Strike @ USD 37.000 on Brent Crude June Futures †	Short	04/2016	161	(35)	37	0
Put Options Strike @ USD 98.625 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2016	727	63	20	0
Put Options Strike @ USD 98.625 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	727	(21)	0	(10)
RBOB Gasoline April Futures †	Long	03/2016	1,468	(2,859)	1,554	0
RBOB Gasoline August Futures †	Short	07/2016	515	2,283	0	(450)
RBOB Gasoline February Futures †	Long	01/2016	94	108	108	0
RBOB Gasoline March Futures †	Short	02/2016	351	39	0	(383)
RBOB Gasoline May Futures †	Short	04/2016	953	2,418	0	(925)
RBOB Gasoline November Futures †	Short	10/2016	166	514	0	(127)
RBOB Gasoline October Futures †	Short	09/2016	30	(73)	0	(24)
RBOB Gasoline September Futures †	Long	08/2016	196	(434)	168	0
Silver May Futures †	Short	05/2016	26	51	5	0
Soybean November Futures †	Long	11/2016	122	17	0	(34)
Soybean Oil December Futures †	Long	12/2016	113	116	0	(22)
Soybean Oil July Futures †	Long	07/2016	77	93	0	(14)
Soybean Oil March Futures †	Short	03/2016	176	(141)	34	0
Soybean Oil May Futures †	Short	05/2016	14	5	3	0
Sugar No. 11 July Futures †	Long	06/2016	3,758	2,737	674	0
Sugar No. 11 March Futures †	Short	02/2016	5,694	(6,605)	0	(574)
Sugar No. 11 May Futures †	Long	04/2016	98	27	18	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	69	(18)	10	0
U.S. Treasury 10-Year Note March Futures	Long	03/2016	86	(36)	26	0
Wheat March Futures †	Short	03/2016	1,752	2,721	0	(22)
Wheat May Futures †	Short	05/2016	375	358	0	0
White Sugar March Futures †	Long	02/2016	1,936	6,576	310	0
White Sugar May Futures †	Long	04/2016	622	2,333	84	0
WTI Crude December Futures †	Long	11/2016	111	(68)	103	0
WTI Crude December Futures †	Short	11/2016	2,587	8,499	0	(2,480)
WTI Crude December Futures †	Short	11/2017	2,256	5,020	22	(1,439)
WTI Crude December Futures †	Short	11/2018	180	624	0	(153)
WTI Crude June Futures †	Short	05/2016	4,390	39,337	0	(3,496)
WTI Crude June Futures †	Long	05/2017	2,766	(8,015)	2,268	0
WTI Crude June Futures †	Short	05/2018	1,799	7,554	0	(1,097)
WTI Crude March Futures †	Short	02/2016	2,305	9,308	0	(1,222)
WTI Crude March Futures †	Long	02/2017	832	(9,094)	732	0
WTI Crude March Futures †	Long	02/2018	2,050	(11,551)	1,312	0
WTI Crude September Futures †	Long	08/2016	5,546	(78,659)	5,050	0
WTI-Brent April Futures †	Short	04/2016	150	65	0	(106)
Zinc April Futures †	Long	04/2016	90	121	0	0

Total Futures Contracts				$(45,426)	$24,098	$(22,515)

(2)	Unsettled variation margin liability of $(8) for closed futures is outstanding at period end.

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR †	0.680%	09/14/2016		$9,100	$3	$3	$0	$(1)
Receive	3-Month USD-LIBOR	1.500	12/16/2017		19,300	(141)	(70)	0	(4)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		78,100	(1,061)	850	0	(122)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		109,100	(2,325)	(2,782)	0	(347)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		76,600	1,492	960	191	0
Receive	3-Month USD-LIBOR	3.000	09/16/2025		59,000	(738)	(563)	0	(126)
Receive	3-Month USD-LIBOR	2.233	09/16/2025		8,300	(81)	(81)	0	(29)
Receive	3-Month USD-LIBOR	2.800	10/28/2025		663,800	(2,115)	(1,141)	0	(1,385)
Receive	3-Month USD-LIBOR †	2.250	06/15/2026		43,200	192	259	0	(168)
Receive	3-Month USD-LIBOR	2.670	07/13/2045		70,240	(988)	(2,121)	0	(582)
Pay	3-Month USD-LIBOR	2.605	12/09/2045		11,000	(122)	(122)	91	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		1,200	(36)	(100)	0	(10)
Pay	3-Month USD-LIBOR	2.500	06/15/2046		13,800	(618)	(67)	110	0
Pay	3-Month USD-LIBOR	2.750	12/14/2046		5,600	1	1	47	0
Pay	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	49,000	1,457	(343)	0	(147)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		43,600	1,999	(2,330)	444	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		2,900	(85)	(70)	31	0
Pay	28-Day MXN-TIIE	6.350	09/01/2023	MXN	61,200	63	(137)	9	0

						$(3,103)	$(7,854)	$923	$(2,921)

Total Swap Agreements						$(3,103)	$(7,854)	$923	$(2,921)

(j)	Securities with an aggregate market value of $115,005 and cash of $9,847 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016		BRL	660,803		$165,739	$3	$(1,291)
	01/2016			$169,228	BRL	660,803	0	(2,201)
	02/2016		TWD	365,728		$11,271	187	0
	02/2016			$159,232	BRL	641,531	1,330	0
	10/2016		BRL	22,800		$5,785	522	0
BPS	02/2016		JPY	3,070,000		25,040	0	(527)
	02/2016			$2,517	AUD	3,534	53	0
	10/2016		BRL	12,100		$2,916	122	0
	01/2017			25,700		5,918	132	0
BRC	03/2016			$586	MXN	10,120	0	(2)
CBK	01/2016		BRL	36,017		$10,787	1,683	0
	01/2016			$9,224	BRL	36,017	0	(120)
	01/2016	†		17,908	GBP	12,067	0	(119)
	02/2016		EUR	324		$351	0	(1)
	02/2016	†	GBP	12,067		17,909	118	0
	02/2016		JPY	3,400,000		27,730	0	(585)
	02/2016	†		$35,465	EUR	32,650	197	(147)
	02/2016			10,150	INR	686,189	142	0
	03/2016			7,608	MXN	131,524	0	(14)
	10/2016		BRL	10,000		$2,423	114	0
DUB	01/2016			699,628		179,171	2,330	0
	01/2016			$185,234	BRL	699,628	0	(8,393)
	02/2016			244	AUD	338	2	0
	02/2016			1,465	CAD	1,953	0	(54)
	04/2016		BRL	493,462		$153,350	32,350	0
	01/2017			31,600		7,304	190	0
GLM	01/2016			882		233	10	0
	01/2016			$226	BRL	882	0	(3)
	02/2016			1,002	JPY	121,500	9	0
	01/2017		BRL	48,900		$11,440	432	0
HUS	01/2016			5,489		1,401	14	0
	01/2016			$1,406	BRL	5,489	0	(18)
	02/2016	†	GBP	4,379		$6,614	158	0
	02/2016			$20,997	GBP	13,901	0	(502)
	02/2016			1,153	SGD	1,622	0	(11)
JPM	01/2016		BRL	30,730		$7,932	165	0
	01/2016		INR	183,316		2,725	0	(38)
	01/2016		KRW	14,425,620		12,306	39	0
	01/2016			$7,881	BRL	30,730	0	(113)
	01/2016			28,926	GBP	19,492	0	(190)
	02/2016		AUD	3,886		$2,730	0	(97)
	02/2016	†	CAD	1,879		1,416	59	0
	02/2016		EUR	102,039		109,704	0	(1,288)
	02/2016		GBP	19,492		28,927	189	0
	02/2016		JPY	330,266		2,686	0	(64)
	02/2016		NZD	1,785		1,164	0	(54)
	02/2016			$5,827	CAD	8,122	43	0
	02/2016			2,250	EUR	2,047	0	(23)
	02/2016			3,997	GBP	2,650	0	(90)
	02/2016			1,176	TWD	38,686	0	(4)
	03/2016			156	MXN	2,669	0	(2)
	04/2016		BRL	219,516		$67,390	13,563	0
	10/2016			33,400		8,304	594	0
	01/2017			45,900		10,797	464	0
MSB	01/2016	†	GBP	31,559		47,580	1,056	0
	01/2016			$1,295	KRW	1,521,502	0	(1)
	02/2016		GBP	2,049		$3,105	84	0
SCX	02/2016		SGD	15,393		10,934	96	0
	09/2016		CNH	43,369		6,580	152	0
	10/2016			56,532		8,659	293	0
SOG	03/2016		MXN	539,625		30,950	0	(208)
TDM	01/2016		BRL	27,634		7,077	92	0
	01/2016			$7,092	BRL	27,634	0	(107)
	01/2017		BRL	31,000		$7,087	108	0
UAG	01/2016			$15,846	INR	1,047,604	0	(56)

Total Forward Foreign Currency Contracts							$57,095	$(16,323)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC 5-Year Interest Rate Swap (Effective 12/05/2021)	3-Month USD-LIBOR	Receive	3.400%	12/05/2016	$46,500	$339	$208
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	01/05/2016	176,700	113	0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	203,200	188	4
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	35,000	4,900	3,550
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016	513,600	437	13

							$5,977	$3,775

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
CIB	Call - OTC Natural Gas June Futures †	$2.650	05/25/2016	$3,240	$389	$522
JPM	Put - OTC Copper June Futures †	4,200.000	06/01/2016	2	342	259

					$731	$781

Total Purchased Options					$6,708	$4,556

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100%	01/20/2016	$3,700	$(7)	$(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	02/17/2016	3,700	(10)	(3)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.200	02/17/2016	3,700	(8)	(2)

						$(25)	$(6)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$12,800	$(110)	$(69)
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	900	(12)	(1)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,000	(98)	(7)
	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	9,900	(8)	0
	Floor - OTC YOY CPURNSA Index	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018	17,000	(168)	(86)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	16,000	(155)	(80)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	12,300	(560)	(313)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	18,600	(135)	(28)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	12,800	(89)	(20)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	47,600	(538)	(630)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	14,400	(266)	(225)

						$(2,139)	$(1,459)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 12/05/2021)	3-Month USD-LIBOR	Receive	2.400%	12/05/2016	$46,500	$(370)	$(294)
GLM	Put - OTC 5-Year Interest Rate Swap (Effective 01/21/2021)	3-Month USD-LIBOR	Pay	3.000	01/19/2016	45,200	(165)	(14)
	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500	02/18/2016	194,100	(621)	(299)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	84,100	(315)	(127)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017	147,000	(4,900)	(2,518)
NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	34,900	(135)	(53)

							$(6,506)	$(3,305)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CIB	Call - OTC Natural Gas March Futures †	$2.450	02/24/2016	$3,240	$(373)	$(512)
DEU	Put - OTC Natural Gas February Futures †	2.000	01/26/2016	220	(10)	(8)

					$(383)	$(520)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC SPGCENP Index †	1.416	02/04/2016	$13,960	$(53)	$0
	Call - OTC SPGCENP Index †	2.264	02/04/2016	8,590	(15)	0
	Call - OTC SPGCENP Index †	1.402	02/16/2016	16,190	(61)	0
	Call - OTC SPGCICP Index †	0.808	02/04/2016	48,200	(186)	0
	Call - OTC SPGCICP Index †	0.974	02/16/2016	32,750	(133)	0
	Call - OTC SPGCICP Index †	0.903	03/11/2016	11,812	(45)	0

					$(493)	$0

Total Written Options					$(9,546)	$(5,290)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EURMARGIN 1Q16 †	$6.900	03/31/2016	53,700	$(2)	$25	$23	$0
	Receive	EURMARGIN 2Q3Q16 †	6.630	09/30/2016	1,170,000	99	840	939	0
	Receive	EURMARGIN CAL16 †	6.400	12/31/2016	1,134,000	(69)	175	106	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	82,800	0	(42)	0	(42)
	Receive	EUROBOBCO 2Q3Q16 †	9.000	09/30/2016	438,000	0	2,767	2,767	0
	Receive	EURTOP 1Q16 †	2.070	03/31/2016	1,188,300	0	(559)	0	(559)
	Pay	GOLDLNPM Index †	1,094.400	07/21/2016	13,800	0	448	448	0
	Pay	GOLDLNPM Index †	1,103.500	09/14/2016	27,100	(566)	1,667	1,101	0
	Receive	PLTMLNPM Index †	984.250	07/21/2016	13,800	0	(1,241)	0	(1,241)
	Receive	PLTMLNPM Index †	960.100	09/14/2016	27,100	311	(2,073)	0	(1,762)
CBK	Pay	DTDBRTCO 1Q16 †	1.050	03/31/2016	51,000	0	9	9	0
	Receive	HSFOCO 1Q16 †	13.950	03/31/2016	15,300	0	(25)	0	(25)
	Receive	JETNWECO 1Q16 †	13.570	03/31/2016	25,500	0	(130)	0	(130)
	Receive	NAPCO 1Q16 †	7.250	03/31/2016	10,200	0	114	114	0
GST	Receive	EURMARGIN CAL16 †	5.700	12/31/2016	200,400	0	158	158	0
	Receive	EURTOP 1Q16 †	1.940	03/31/2016	120,000	0	(41)	0	(41)
	Receive	EURTOP 1Q16 †	2.040	03/31/2016	60,000	0	(26)	0	(26)
	Receive	EURTOP 1Q16 †	2.100	03/31/2016	153,000	0	(77)	0	(77)
	Receive	EURTOP 1Q16 †	2.130	03/31/2016	216,000	0	(115)	0	(115)
	Receive	EURTOP 1Q16 †	2.150	03/31/2016	77,700	0	(43)	0	(43)
	Receive	EURTOP 1Q16 †	2.210	03/31/2016	66,000	0	(40)	0	(40)
	Pay	GOLDLNPM Index †	1,153.850	01/06/2016	15,000	0	1,403	1,403	0
	Pay	GOLDLNPM Index †	1,124.600	08/31/2016	750	0	46	46	0
	Pay	GOLDLNPM Index †	1,114.200	09/01/2016	5,600	0	288	288	0
	Receive	PLTMLNPM Index †	1,021.300	01/06/2016	15,000	0	(1,944)	0	(1,944)
	Receive	PLTMLNPM Index †	1,005.000	08/31/2016	750	0	(82)	0	(82)
	Receive	PLTMLNPM Index †	998.950	09/01/2016	5,600	0	(582)	0	(582)
JPM	Pay	EURMARGIN 1Q16 †	6.850	03/31/2016	35,700	0	13	13	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	55,200	0	(28)	0	(28)
	Receive	EUROBOBCO 2Q3Q16 †	8.900	09/30/2016	120,000	0	770	770	0
	Receive	EUROBOBCO 2Q3Q16 †	8.950	09/30/2016	165,000	0	1,051	1,051	0
MAC	Receive	CUAC 1Q16 †	25.750	03/31/2016	4,044,000	0	724	724	0
	Receive	CUAC 1Q16 †	28.000	03/31/2016	6,627,000	0	1,038	1,038	0
	Receive	CUAC 1Q16 †	29.000	03/31/2016	6,621,000	0	971	971	0
	Receive	CUAC 1Q16 †	36.250	03/31/2016	3,360,000	0	250	250	0
	Receive	CUAC 1Q16 †	39.000	03/31/2016	2,025,000	0	95	95	0
	Receive	CUAC F6 †	45.850	01/29/2016	1,638,000	0	(54)	0	(54)
MYC	Pay	EURMARGIN 1Q16 †	6.830	03/31/2016	124,500	0	44	44	0
	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	271,200	0	(121)	0	(121)
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	272,400	0	(126)	0	(126)
SOG	Receive	EURMARGIN 2Q3Q16 †	7.090	09/30/2016	54,000	0	19	19	0
UAG	Pay	GOLDLNPM Index †	1,204.325	06/21/2016	40,000	0	5,695	5,695	0
	Receive	PLTMLNPM Index †	1,092.707	06/21/2016	40,000	0	(7,936)	0	(7,936)

						$(227)	$3,325	$18,072	$(14,974)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	1.169%	EUR	4,050	$(31)	$25	$0	$(6)
GST	Navient Corp.	5.000	03/20/2016	1.819		$300	1	2	3	0

							$(30)	$27	$3	$(6)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	1.730%	08/26/2025		$200	$0	$2	$2	$0
BPS	Pay	1-Month GBP-UKRPI	3.300	12/15/2030	GBP	600	3	0	3	0
	Pay	1-Year BRL-CDI	14.500	01/04/2021	BRL	18,100	0	(212)	0	(212)
	Receive	1-Year BRL-CDI	16.150	01/04/2021		2,000	(1)	4	3	0
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	1,700	0	(4)	0	(4)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		$20,900	127	(2,401)	0	(2,274)
CBK	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016	EUR	49,200	1	(113)	0	(112)
	Receive	3-Month EUR-EXT-CPI Index	0.290	08/15/2017		6,200	0	16	16	0
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018		1,000	(1)	(2)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018		1,000	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		1,600	0	(2)	0	(2)
DUB	Pay	1-Month GBP-UKRPI	3.350	05/15/2030	GBP	4,900	0	218	218	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	2,300	0	(6)	0	(6)
	Receive	3-Month EUR-EXT-CPI Index	0.570	10/15/2017		900	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		1,800	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		3,800	2	(7)	0	(5)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	1,700	0	77	77	0
	Pay	1-Month GBP-UKRPI	3.550	12/11/2044		22,600	58	2,635	2,693	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		4,700	(17)	259	242	0
	Receive	3-Month EUR-EXT-CPI Index	0.615	09/15/2018	EUR	1,900	0	(2)	0	(2)
GLM	Receive	1-Year BRL-CDI	16.150	01/04/2021	BRL	3,900	(2)	9	7	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	1,100	0	(3)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		1,900	0	(3)	0	(3)
HUS	Pay	1-Year BRL-CDI	13.450	01/04/2021	BRL	9,200	1	(177)	0	(176)
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	58,500	(30)	3,036	3,006	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		12,700	278	(129)	149	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	3,400	0	(9)	0	(9)
SOG	Receive	3-Month EUR-EXT-CPI Index	0.680	10/15/2018		1,200	1	(4)	0	(3)
UAG	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	9,800	0	357	357	0
	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017	EUR	7,000	3	(14)	0	(11)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		1,300	0	(1)	0	(1)

							$423	$3,519	$6,773	$(2,831)

Total Return Swaps on Commodity and Equity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	CSIXTR Index †	42,289	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$128,717	$(737)	$0	$(737)
BPS	Receive	BCOMF1T Index †	115,142	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	34,708	439	439	0
	Receive	CSIXTR Index †	85,731	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	260,942	(1,495)	0	(1,495)
CBK	Pay	BCOM Index †	2,535,739	0.120%	02/16/2016	196,718	(2,475)	0	(2,475)
	Receive	BCOMERF211A Index †	452,685	0.170%	02/16/2016	99,977	889	889	0
	Receive	BCOMERF311A Index †	408,790	0.170%	02/16/2016	100,065	779	779	0
	Receive	CSIXTR Index †	17,597	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	53,561	(307)	0	(307)
CIB	Receive	CSIXTR Index †	51,584	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	157,009	(900)	0	(900)
FBF	Pay	BCOMHG Index †	19,624	0.000%	02/16/2016	3,944	(150)	0	(150)
	Receive	CSIXTR Index †	16,437	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	50,029	(287)	0	(287)
	Receive	SPGCICP Index †	13,999	0.050%	02/16/2016	4,143	130	130	0
GLM	Receive	BCOMF1T Index †	126,000	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	37,982	481	481	0
	Receive	CSIXTR Index †	116,703	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	355,213	(2,033)	0	(2,033)
JPM	Receive	BCOMF1T Index †	1,777,897	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	535,930	6,781	6,781	0
	Pay	BCOMTR Index †	4,437,214	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	693,621	(8,708)	0	(8,708)
	Receive	CSIXTR Index †	80,609	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	245,600	(1,457)	0	(1,457)
	Receive	JMABDEWE Index †	2,740	0.300%	02/16/2016	2,466	11	11	0
	Receive	JMABFNJ1 Index †	255,350	0.700%	02/16/2016	26,701	200	200	0
	Receive	JMABNICP Index †	212,746	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	82,830	(646)	0	(646)
MAC	Receive	CSIXTR Index †	53,820	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	163,814	(936)	0	(936)
RBC	Receive	CSIXTR Index †	5,360	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	16,314	(93)	0	(93)
SOG	Receive	CSIXTR Index †	94,564	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	287,827	(1,645)	0	(1,645)

							$(12,159)	$9,710	$(21,869)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	SPGCCLP Index (6)†	8.851%	06/16/2017	$21,176	$0	$1,058	$1,058	$0
	Receive	SPGCCLP Index (6)†	9.303	06/16/2017	22,633	0	1,030	1,030	0
BPS	Pay	Brent Crude April Futures (6)†	24.256	02/24/2016	2,335	0	80	80	0
	Receive	WTI Crude April Futures (6)†	24.010	02/24/2016	2,347	0	(80)	0	(80)
	Pay	PLTMLNPM Index (6)†	6.503	02/22/2016	4,118	0	(26)	0	(26)
GST	Receive	GOLDLNPM Index (6)†	2.822	01/06/2016	12,498	0	(83)	0	(83)
	Receive	GOLDLNPM Index (6)†	2.641	01/25/2016	12,924	0	(52)	0	(52)
	Pay	GOLDLNPM Index (6)†	7.784	03/24/2020	39,252	0	640	640	0
	Pay	GOLDLNPM Index (6)†	7.840	04/06/2020	18,212	0	302	302	0
	Pay	GOLDLNPM Index (6)†	7.840	04/09/2020	18,390	0	302	302	0
	Pay	GOLDLNPM Index (6)†	7.896	04/14/2020	19,323	0	327	327	0
	Pay	GOLDLNPM Index (6)†	8.585	04/27/2020	3,413	0	80	80	0
	Pay	GOLDLNPM Index (6)†	8.703	04/28/2020	14,264	0	349	349	0
	Pay	PLTMLNPM Index (6)†	6.760	01/06/2016	8,076	0	(319)	0	(319)
	Pay	PLTMLNPM Index (6)†	6.503	01/21/2016	12,341	0	(179)	0	(179)
	Pay	PLTMLNPM Index (6)†	6.250	01/25/2016	11,400	0	(219)	0	(219)
	Pay	SPGCCLP Index (6)†	11.834	06/16/2017	22,633	0	(464)	0	(464)
	Pay	SPGCCLP Index (6)†	12.076	06/16/2017	21,176	0	(383)	0	(383)
JPM	Pay	GOLDLNPM Index (6)†	10.890	04/29/2020	53,793	0	2,424	2,424	0
	Pay	GOLDLNPM Index (6)†	11.156	05/07/2020	24,251	0	1,149	1,149	0
MYC	Pay	GOLDLNPM Index (6)†	5.406	04/21/2016	63,817	0	2,042	2,042	0
	Receive	SLVRLND Index (6)†	9.151	04/21/2016	49,045	0	(1,356)	0	(1,356)
	Pay	SPGCCIP Index (6)†	6.554	03/16/2016	4,400	0	(122)	0	(122)
	Receive	SPGCCIP Index (6)†	6.250	03/16/2016	4,400	0	136	136	0

						$0	$6,636	$9,919	$(3,283)

Total Swap Agreements						$166	$1,348	$44,477	$(42,963)

(6)	Variance Swap

(l)	Securities with an aggregate market value of $22,196 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,291	$5,292	$10,583
Corporate Bonds & Notes
Banking & Finance	0	379,108	15,683	394,791
Industrials	0	15,552	0	15,552
Utilities	0	31,196	0	31,196
U.S. Government Agencies	0	271,436	0	271,436
U.S. Treasury Obligations	0	490,880	0	490,880
Non-Agency Mortgage-Backed Securities	0	143,344	383	143,727
Asset-Backed Securities	0	208,846	0	208,846
Sovereign Issues	0	204,090	0	204,090
Short-Term Instruments
Certificates of Deposit	0	25,921	0	25,921
Repurchase Agreements	0	100,421	0	100,421
Short-Term Notes	0	13,198	0	13,198
Japan Treasury Bills	0	53,831	0	53,831
U.S. Treasury Bills	0	219,309	0	219,309
	$0	$2,162,423	$21,358	$2,183,781

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	212	0	0	212

Total Investments	$212	$2,162,423	$21,358	$2,183,993

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	26,777	923	0	27,700
Over the counter	0	106,128	0	106,128
	$26,777	$107,051	$0	$133,828

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(25,158)	(2,921)	0	(28,079)
Over the counter	(8)	(64,568)	0	(64,576)

	$(25,166)	$(67,489)	$0	$(92,655)

Totals	$1,823	$2,201,985	$21,358	$2,225,166

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,330	$0	$0	$0	$(38)	$0	$0	$5,292	$(38)
Corporate Bonds & Notes
Banking & Finance	15,787	0	0	0	0	(104)	0	0	15,683	(317)
Industrials	340	0	(23)	0	0	(10)	0	(307)	0	0
Non-Agency Mortgage-Backed Securities	799	0	(421)	0	5	0	0	0	383	(1)

	$16,926	$5,330	$(444)	$0	$5	$(152)	$0	$(307)	$21,358	$(356)
Financial Derivative Instruments - Assets
Over the counter	$375	$0	$0	$0	$0	$(634)	$0	$259	$0	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(1,708)	$1,748	$(493)	$0	$(189)	$559	$0	$83	$0	493

Totals	$15,593	$7,078	$(937)	$0	$(184)	$(227)	$0	$35	$21,358	$137

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$5,292	Proxy Pricing	Base Price	97.00
Corporate Bonds & Notes
Banking & Finance	15,683	Proxy Pricing	Base Price	98.00
Non-Agency Mortgage-Backed Securities	383	Proxy Pricing	Base Price	98.44

Total	$21,358

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn Strategy Fund®

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 158.7%
BANK LOAN OBLIGATIONS 0.0%
Valeant Pharmaceuticals International, Inc.
4.000% due 04/01/2022		$100	$96

Total Bank Loan Obligations (Cost $93)			96

CORPORATE BONDS & NOTES 6.4%
BANKING & FINANCE 5.5%
Ayt Cedulas Cajas Global
0.013% due 02/22/2018	EUR	2,200	2,371
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)		4,300	5,094
Banco Santander S.A.
6.250% due 09/11/2021 (d)		7,200	7,340
Barclays Bank PLC
2.010% due 12/21/2020	MXN	32,500	1,839
7.625% due 11/21/2022		$1,600	1,825
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	5,500	6,069
8.000% due 12/15/2020 (d)		3,700	4,371
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$17,700	19,532
BPCE S.A.
4.625% due 07/11/2024		74,800	72,904
Citigroup, Inc.
2.650% due 10/26/2020		10,400	10,336
Corp. Andina de Fomento
3.950% due 10/15/2021 (c)	MXN	78,027	4,513
Credit Agricole S.A.
6.500% due 06/23/2021 (d)	EUR	6,900	7,723
7.875% due 01/23/2024 (d)		$400	410
Credit Suisse Group AG
7.500% due 12/11/2023 (d)		5,000	5,272
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		1,100	1,065
3.800% due 09/15/2022		7,000	7,008
Eksportfinans ASA
2.375% due 05/25/2016		3,000	3,004
Export-Import Bank of India
2.753% due 03/30/2016		3,000	3,007
Ford Motor Credit Co. LLC
3.200% due 01/15/2021		36,900	36,695
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,400	3,412
Goldman Sachs Group, Inc.
1.712% due 09/15/2020		28,000	28,092
International Lease Finance Corp.
7.125% due 09/01/2018		3,100	3,406
LBG Capital PLC
15.000% due 12/21/2019	EUR	100	156
Lloyds Bank PLC
1.750% due 05/14/2018		$21,150	21,120
3.500% due 05/14/2025		4,050	4,072
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	5,000	7,738
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,000	1,063
Navient Corp.
0.256% due 11/01/2016		$700	671
Qatari Diar Finance Co.
5.000% due 07/21/2020		1,500	1,659
Rabobank Group
8.400% due 06/29/2017 (d)		100	108
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (d)		1,500	1,566
Turkiye Garanti Bankasi A/S
2.817% due 04/20/2016		15,700	15,713

			289,154

INDUSTRIALS 0.6%
Chesapeake Energy Corp.
3.571% due 04/15/2019		3,600	1,017
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	16,200	16,373
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$9,750	9,746
Numericable-SFR S.A.S.
6.000% due 05/15/2022		1,700	1,653
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,640	3,040

			31,829

UTILITIES 0.3%
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		1,000	1,012
5.000% due 10/19/2025		1,300	1,407
Petrobras Global Finance BV
2.461% due 01/15/2019		3,400	2,592
2.750% due 01/15/2018	EUR	1,500	1,334
2.886% due 03/17/2017		$3,900	3,583
3.000% due 01/15/2019		1,200	915
3.250% due 03/17/2017		1,000	928
3.250% due 04/01/2019	EUR	100	80
3.406% due 03/17/2020		$1,400	998
3.750% due 01/14/2021	EUR	200	146
4.250% due 10/02/2023		400	272
5.750% due 01/20/2020		$500	394
6.250% due 12/14/2026	GBP	800	770
6.625% due 01/16/2034		2,300	2,100

			16,531

Total Corporate Bonds & Notes (Cost $355,796)			337,514

U.S. GOVERNMENT AGENCIES 1.0%
Fannie Mae
0.552% due 03/25/2036		$316	303
0.867% due 02/25/2037		3,217	3,226
2.258% due 05/01/2035		234	247
2.480% due 05/01/2036		39	42
4.000% due 07/01/2019		2,226	2,321
Fannie Mae, TBA
3.000% due 01/01/2046 †		1,000	1,000
Freddie Mac
0.561% due 02/15/2019		1,594	1,592
0.601% due 01/15/2037		15	15
2.485% due 06/01/2033		222	234
2.827% due 01/01/2034		316	334
Ginnie Mae
0.645% due 01/16/2031		16	16
NCUA Guaranteed Notes
0.726% due 10/07/2020		6,641	6,674
0.829% due 12/08/2020		35,616	35,861

Total U.S. Government Agencies (Cost $51,448)			51,865

U.S. TREASURY OBLIGATIONS 121.4%
U.S. Treasury Bonds
3.000% due 05/15/2045 †		1,370	1,361
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (h)(j)		7,757	7,729
0.125% due 04/15/2017 (f)		702,432	701,100
0.125% due 04/15/2018 (f)		877,738	875,987
0.125% due 04/15/2019 (h)		145,940	145,046
0.125% due 01/15/2022 †		51,483	49,886
0.125% due 07/15/2022 †		39,446	38,240
0.125% due 01/15/2023 (j)		1,854	1,778
0.125% due 07/15/2024 (j)		501	475
0.250% due 01/15/2025		9,839	9,385
0.375% due 07/15/2023 (j)		307	299
0.375% due 07/15/2025 (j)		2,607	2,522
0.625% due 07/15/2021 (f)†		795,772	800,911
0.625% due 01/15/2024 (f)		154,314	152,507
0.750% due 02/15/2042 (j)		4,736	4,155
0.750% due 02/15/2045		102,047	88,828
1.250% due 07/15/2020 (f)		438,736	456,269
1.375% due 07/15/2018 (h)		55,238	57,187
1.375% due 01/15/2020 (f)(h)(j)		120,205	124,971
1.375% due 02/15/2044		81,283	82,572
1.375% due 02/15/2044 †		2,224	2,260
1.625% due 01/15/2018 (f)(h)		169,590	174,890
1.875% due 07/15/2019 (h)†		495,066	524,904
2.000% due 01/15/2016 (h)(j)		22,597	22,596
2.125% due 01/15/2019 (h)(j)		53,941	57,073
2.125% due 01/15/2019 (f)(h)†		293,519	310,561
2.125% due 02/15/2041 (j)		1,629	1,926
2.375% due 01/15/2017 (h)		75,705	77,586

2.375% due 01/15/2017 (h)†		80,186	82,178
2.375% due 01/15/2025 (f)		127,759	145,165
2.375% due 01/15/2027		18,502	21,377
2.500% due 07/15/2016 (f)		1,162,029	1,181,006
2.500% due 07/15/2016 (h)†		44,417	45,142
2.500% due 01/15/2029 (j)		9,470	11,214
2.500% due 01/15/2029 †		40,993	48,540
2.625% due 07/15/2017		35,785	37,379
3.625% due 04/15/2028 (j)		765	999
3.875% due 04/15/2029		21,959	29,819

Total U.S. Treasury Obligations (Cost $6,470,254)			6,375,823

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%
Adjustable Rate Mortgage Trust
2.752% due 10/25/2035 ^		1,703	1,551
2.757% due 09/25/2035		2,014	1,684
American Home Mortgage Assets Trust
0.612% due 05/25/2046 ^		289	213
1.177% due 11/25/2046		7,319	3,769
American Home Mortgage Investment Trust
2.154% due 09/25/2045		888	864
Arran Residential Mortgages Funding PLC
1.359% due 11/19/2047	EUR	799	871
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$8,596	8,911
5.558% due 06/10/2049		6,045	6,218
5.742% due 02/10/2051		4,878	5,080
5.834% due 05/10/2045		3,465	3,470
5.889% due 07/10/2044		535	538
Banc of America Funding Ltd.
0.503% due 10/03/2039		2,778	2,734
Banc of America Funding Trust
0.692% due 05/20/2035 ^		293	205
3.007% due 01/20/2047 ^		384	326
4.007% due 05/20/2036 ^		751	705
Banc of America Mortgage Trust
2.658% due 03/25/2035		691	643
2.687% due 01/25/2035		24	24
2.810% due 07/25/2035 ^		1,437	1,339
3.104% due 12/25/2034		1,873	1,879
6.500% due 09/25/2033		11	11
Banc of America Re-REMIC Trust
5.651% due 02/17/2051		7,033	7,124
BCAP LLC Trust
0.592% due 01/25/2037 ^		1,862	1,504
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		1,324	1,339
2.500% due 02/25/2036 ^		725	611
2.609% due 05/25/2033		51	51
2.774% due 03/25/2035		156	147
2.842% due 10/25/2035		1,845	1,837
2.971% due 07/25/2034		630	620
3.106% due 01/25/2035		3,818	3,869
Bear Stearns ALT-A Trust
0.582% due 02/25/2034		1,080	992
2.604% due 09/25/2034		733	723
2.726% due 09/25/2035		615	523
Chase Mortgage Finance Trust
2.466% due 03/25/2037 ^		2,330	2,188
2.700% due 12/25/2035 ^		2,108	2,025
5.413% due 09/25/2036 ^		1,789	1,586
5.500% due 12/25/2022 ^		1,655	1,459
Citigroup Mortgage Loan Trust, Inc.
2.070% due 09/25/2035		417	407
2.420% due 09/25/2035		2,284	2,299
2.430% due 09/25/2035		2,095	2,100
2.570% due 10/25/2035 ^		2,260	2,244
2.660% due 05/25/2035		579	573
2.730% due 03/25/2036 ^		247	237
2.756% due 12/25/2035 ^		596	464
2.782% due 08/25/2035		870	861
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		548	482
Commercial Mortgage Trust
5.796% due 12/10/2049		3,678	3,819
Countrywide Alternative Loan Trust
0.582% due 02/20/2047 ^		7,657	5,779
0.592% due 05/25/2047		5,999	5,196
0.597% due 12/20/2046 ^		646	482
0.602% due 05/25/2047		3,000	2,480
0.632% due 07/25/2046		244	205
1.257% due 12/25/2035		961	807
2.731% due 11/25/2035 ^		592	482
5.500% due 10/25/2033		1,359	1,387

5.750% due 03/25/2037 ^		569	511
6.500% due 08/25/2032		885	896
Countrywide Home Loan Mortgage Pass-Through Trust
0.742% due 03/25/2035		103	91
2.561% due 04/20/2035		940	938
2.606% due 11/20/2034		396	375
2.690% due 09/25/2033		972	905
2.718% due 09/25/2047 ^		1,268	1,146
2.905% due 10/20/2035		528	481
5.500% due 11/25/2035 ^		234	227
5.500% due 04/25/2038		893	918
Countrywide Home Loan Reperforming REMIC Trust
0.762% due 06/25/2035		1,639	1,438
Credit Suisse First Boston Mortgage Securities Corp.
2.433% due 04/25/2034		2,005	2,011
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^		747	633
Deutsche ALT-B Securities, Inc.
0.522% due 10/25/2036 ^		204	131
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035		1,658	1,651
Eurosail BV
1.448% due 10/17/2040	EUR	5,445	5,871
First Horizon Mortgage Pass-Through Trust
2.750% due 10/25/2035		$525	516
5.000% due 10/25/2020		50	50
Gosforth Funding PLC
2.029% due 04/24/2047	GBP	1,852	2,737
Granite Mortgages PLC
0.329% due 01/20/2044	EUR	104	113
0.717% due 01/20/2044		$104	104
0.817% due 07/20/2043		511	511
GS Mortgage Securities Trust
5.162% due 12/10/2043		5,000	5,527
5.560% due 11/10/2039		1,996	1,994
GSR Mortgage Loan Trust
2.699% due 11/25/2035 ^		460	386
2.734% due 11/25/2035		1,620	1,564
2.793% due 09/25/2035		1,164	1,176
2.824% due 11/25/2035 ^		2,938	2,670
HarborView Mortgage Loan Trust
0.453% due 01/19/2036		2,642	1,800
0.582% due 07/19/2046 ^		9,489	5,676
0.622% due 05/19/2035		1,148	962
4.730% due 08/19/2036 ^		688	621
HomeBanc Mortgage Trust
0.602% due 12/25/2036		648	576
0.692% due 10/25/2035		4,025	3,748
5.109% due 04/25/2037 ^		550	449
IndyMac Mortgage Loan Trust
0.602% due 07/25/2047		3,730	2,705
0.612% due 09/25/2046		6,046	4,962
2.582% due 09/25/2035 ^		533	457
2.656% due 10/25/2034		866	835
2.754% due 06/25/2035 ^		470	412
JPMorgan Chase Commercial Mortgage Securities Trust
3.853% due 06/15/2043		101	101
5.336% due 05/15/2047		105	107
5.440% due 06/12/2047		658	674
5.794% due 02/12/2051		8,395	8,735
JPMorgan Mortgage Trust
2.048% due 07/27/2037		713	667
2.217% due 06/25/2035		288	283
2.463% due 06/25/2036		1,852	1,678
2.534% due 07/25/2035		257	255
2.636% due 11/25/2035		605	577
2.667% due 07/25/2034		263	260
2.685% due 07/25/2035		286	284
2.712% due 06/25/2035		640	634
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		3,554	3,638
5.430% due 02/15/2040		2,051	2,106
5.866% due 09/15/2045		1,473	1,547
Luminent Mortgage Trust
0.391% due 12/25/2036		4,271	3,469
0.622% due 10/25/2046		1,341	1,153
Marche Mutui SRL
0.339% due 10/27/2065	EUR	997	1,084
0.342% due 02/25/2055		2,851	3,037
2.189% due 01/27/2064		5,902	6,507
MASTR Adjustable Rate Mortgages Trust
0.662% due 05/25/2037		$548	356
Merrill Lynch Alternative Note Asset Trust
0.722% due 03/25/2037		1,000	475
2.873% due 06/25/2037 ^		740	508

Merrill Lynch Mortgage Investors Trust
1.904% due 10/25/2035	2,108	2,055
2.286% due 12/25/2035	241	222
2.573% due 06/25/2035	974	953
2.678% due 05/25/2034	468	464
2.790% due 09/25/2035 ^	390	354
4.924% due 05/25/2036	1,063	1,034
Merrill Lynch Mortgage Trust
5.836% due 06/12/2050	499	499
Merrill Lynch Mortgage-Backed Securities Trust
3.040% due 04/25/2037 ^	2,432	2,079
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	2,139	2,227
Morgan Stanley Capital Trust
5.447% due 02/12/2044	3,470	3,551
5.610% due 04/15/2049	1,074	1,075
5.917% due 06/11/2049	9,466	9,843
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045	2,819	2,899
5.794% due 08/15/2045	4,015	4,124
RBSSP Resecuritization Trust
2.300% due 12/26/2036	440	441
Residential Accredit Loans, Inc. Trust
0.722% due 08/25/2035	1,604	1,251
2.385% due 04/25/2035	326	306
3.174% due 08/25/2035 ^	576	303
3.558% due 02/25/2036 ^	559	420
Residential Asset Securitization Trust
5.000% due 08/25/2019	116	117
6.250% due 10/25/2036 ^	1,015	851
Residential Funding Mortgage Securities, Inc. Trust
2.799% due 06/25/2035	497	483
3.192% due 09/25/2035 ^	2,448	1,965
6.500% due 03/25/2032	640	667
Sequoia Mortgage Trust
1.102% due 10/19/2026	61	60
2.387% due 01/20/2047 ^	1,151	941
Structured Adjustable Rate Mortgage Loan Trust
0.742% due 10/25/2035	1,712	1,427
2.535% due 04/25/2035	4,077	3,961
4.920% due 02/25/2036 ^	584	441
Structured Asset Mortgage Investments Trust
0.612% due 06/25/2036	588	492
0.642% due 05/25/2046	4,527	2,527
0.652% due 07/19/2035	2,130	2,049
Vornado DP LLC Trust
4.004% due 09/13/2028	4,000	4,228
Wachovia Mortgage Loan Trust LLC
2.754% due 08/20/2035 ^	1,530	1,399
WaMu Mortgage Pass-Through Certificates Trust
0.997% due 01/25/2047 ^	4,312	3,510
1.017% due 04/25/2047	6,091	5,161
1.053% due 12/25/2046	1,804	1,649
1.237% due 06/25/2046	295	277
1.257% due 08/25/2046	989	828
1.457% due 11/25/2042	251	237
2.151% due 11/25/2046	1,246	1,124
2.292% due 02/25/2037 ^	4,495	4,038
2.408% due 09/25/2036 ^	2,643	2,403
2.446% due 04/25/2035	2,635	2,606
2.495% due 09/25/2035	3,616	3,512
5.877% due 08/25/2046 ^	4,437	4,087
Wells Fargo Mortgage-Backed Securities Trust
2.736% due 04/25/2036	1,099	1,095
2.738% due 06/25/2035	1,599	1,640
2.740% due 10/25/2035	2,063	2,018
2.743% due 09/25/2034	839	861
2.763% due 03/25/2036	484	481
2.763% due 03/25/2036 ^	4,950	4,760
2.801% due 03/25/2036 ^	218	213
2.803% due 03/25/2036	394	391
2.808% due 04/25/2036	1,258	1,224
2.847% due 01/25/2035	890	872
5.788% due 04/25/2036	2,077	2,016

Total Non-Agency Mortgage-Backed Securities (Cost $273,638)		295,557

ASSET-BACKED SECURITIES 1.4%
ACE Securities Corp. Home Equity Loan Trust
0.482% due 10/25/2036	46	25
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.202% due 05/25/2034	2,008	1,860
Asset-Backed Securities Corp. Home Equity Loan Trust
1.367% due 09/25/2034	1,517	1,407

Bear Stearns Asset-Backed Securities Trust
1.422% due 10/25/2037		2,413	2,245
BlackRock Senior Income
0.557% due 04/20/2019		346	345
Citigroup Mortgage Loan Trust, Inc.
0.502% due 01/25/2037		93	60
Countrywide Asset-Backed Certificates
0.672% due 04/25/2036		872	870
0.712% due 08/25/2036		2,400	2,163
4.399% due 04/25/2036		1,584	1,603
Countrywide Asset-Backed Certificates Trust
0.572% due 02/25/2037		2,522	2,436
Equity One Mortgage Pass-Through Trust
1.022% due 04/25/2034		44	37
First Franklin Mortgage Loan Trust
1.082% due 04/25/2035		59	59
GSAA Home Equity Trust
0.722% due 03/25/2037		1,159	705
GSAMP Trust
0.792% due 03/25/2047		2,500	1,659
HSI Asset Securitization Corp. Trust
0.692% due 02/25/2036		2,381	2,087
JPMorgan Mortgage Acquisition Trust
0.572% due 07/25/2036		25,436	24,491
Morgan Stanley ABS Capital, Inc. Trust
0.482% due 05/25/2037		1,161	743
1.127% due 07/25/2035		350	330
Morgan Stanley Home Equity Loan Trust
1.127% due 12/25/2034		218	219
Morgan Stanley Mortgage Loan Trust
0.782% due 04/25/2037		1,033	522
Mountain View Funding CLO Ltd.
0.581% due 04/15/2019		534	531
NovaStar Mortgage Funding Trust
0.892% due 01/25/2036		5,264	4,238
Option One Mortgage Loan Trust
1.222% due 02/25/2035		538	536
Park Place Securities, Inc.
1.112% due 05/25/2035		1,100	1,047
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.922% due 07/25/2035		500	498
1.397% due 10/25/2034		2,160	2,142
1.412% due 09/25/2034		977	927
Popular ABS Mortgage Pass-Through Trust
0.852% due 06/25/2035		3,705	3,630
Soundview Home Loan Trust
0.482% due 11/25/2036		610	227
0.562% due 12/25/2036		409	407
0.892% due 11/25/2035		15,000	12,666
Structured Asset Investment Loan Trust
0.782% due 10/25/2035		774	762

Total Asset-Backed Securities (Cost $66,569)			71,477

SOVEREIGN ISSUES 20.1%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	9,300	10,916
Autonomous Community of Valencia
4.900% due 03/17/2020		5,800	7,248
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	216,900	49,173
0.000% due 01/01/2017 (b)		455,200	99,414
0.000% due 01/01/2018 (b)		369,940	69,077
0.000% due 01/01/2019 (b)		136,400	21,794
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		90,400	21,808
Colombian TES
3.000% due 03/25/2033 (c)	COP	34,011,992	9,142
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,135
France Government International Bond
0.250% due 07/25/2018 (c)	EUR	208	233
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)		65,345	74,930
2.350% due 09/15/2019 (c)		4,655	5,544
2.350% due 09/15/2024 (c)		43,103	54,116
2.550% due 09/15/2041 (c)		1,632	2,235
3.100% due 09/15/2026 (c)		3,185	4,319
Mexico Government International Bond
3.320% due 06/29/2017	MXN	96,400	5,588
4.500% due 12/04/2025 (c)		570,408	36,456
4.500% due 11/22/2035 (c)		599,419	38,140
4.750% due 06/14/2018		260,655	15,215
New Zealand Government International Bond
5.500% due 04/15/2023	NZD	47,000	36,906

New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025		56,304	37,688
2.500% due 09/20/2035		3,939	2,659
Republic of Germany
0.750% due 04/15/2018 (c)(f)	EUR	16,910	18,848
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	1,100,000	8,237
4.500% due 07/03/2017		480,000	3,674
4.750% due 04/17/2019	EUR	20,700	20,700
5.000% due 08/22/2016	JPY	1,120,000	8,992
5.250% due 02/01/2016		10,600	85
Slovenia Government International Bond
4.125% due 01/26/2020	EUR	400	500
4.700% due 11/01/2016		26,700	30,143
5.125% due 03/30/2026		300	431
5.250% due 02/18/2024		$1,800	1,990
Spain Government International Bond
1.000% due 11/30/2030 (c)	EUR	15,797	16,881
1.800% due 11/30/2024 (c)		14,036	16,751
United Kingdom Gilt
0.125% due 03/22/2024 (c)(f)	GBP	163,793	256,192
0.125% due 03/22/2044 (c)		3,533	6,454
0.125% due 03/22/2046 (c)		23,627	43,721
0.125% due 03/22/2058 (c)		1,075	2,268
0.125% due 03/22/2068 (c)		2,131	5,029
0.375% due 03/22/2062 (c)		4,292	10,419

Total Sovereign Issues (Cost $1,212,661)			1,056,051

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
GMAC Capital Trust
8.125% due 02/15/2040		428,250	10,860

Total Preferred Securities (Cost $10,706)			10,860

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.1%
CERTIFICATES OF DEPOSIT 0.4%
Intesa Sanpaolo SpA
1.701% due 04/11/2016		$19,000	19,016

REPURCHASE AGREEMENTS (e) 0.7%			38,709

U.S. TREASURY BILLS 1.5%
0.181% due 01/07/2016 - 01/28/2016 (a)(f)(h)(j)†		79,148	79,142

Total Short-Term Instruments (Cost $136,876)			136,867

Total Investments in Securities (Cost $8,578,041)			8,336,110

	SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio III		18,680,930	184,455

Total Short-Term Instruments (Cost $184,934)			184,455

Total Investments in Affiliates (Cost $184,934)			184,455

Total Investments 162.2% (Cost $8,762,975)			$8,520,565
Financial Derivative Instruments (g)(i) 1.9% (Cost or Premiums, net $(13,656))			100,043
Other Assets and Liabilities, net (64.1%)			(3,368,789)

Net Assets 100.0%			$5,251,819

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund I, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Repurchase Agreements
RDR	0.540	% †	12/31/2015	01/04/2016	$33,700	U.S. Treasury Notes 2.125% due 12/31/2022	$(34,416)	$33,700	$33,702
SSB	0.010		12/31/2015	01/04/2016	5,009	Fannie Mae 2.170% due 10/17/2022	(5,110)	5,009	5,009

Total Repurchase Agreements							$(39,526)	$38,709	$38,711

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOM	0.500%		11/17/2015	01/19/2016		$(153,400)	$(153,502)
BOS	0.450	†	10/21/2015	04/07/2016		(2,160)	(2,162)
	0.650		11/23/2015	01/04/2016		(823)	(824)
	1.000		12/31/2015	01/07/2016		(2,720)	(2,721)
BSN	0.340	†	11/25/2015	01/13/2016		(142,545)	(142,599)
	0.430		11/04/2015	01/05/2016		(62,904)	(62,950)
	0.450		11/05/2015	01/06/2016		(226,313)	(226,482)
	0.450		11/12/2015	01/12/2016		(78,556)	(78,608)
	0.450		12/09/2015	01/12/2016		(6,291)	(6,293)
GRE	0.580		12/09/2015	01/19/2016		(20,587)	(20,596)
	1.000		12/04/2015	01/04/2016		(96,805)	(96,889)
IND	0.330		10/06/2015	01/06/2016		(267,134)	(267,354)
	0.330		10/07/2015	01/07/2016		(155,127)	(155,253)
	0.340		12/09/2015	01/11/2016		(31,717)	(31,724)
	0.480		12/09/2015	01/20/2016		(12,480)	(12,485)
	0.510		12/02/2015	01/13/2016		(103,000)	(103,048)
	0.550		12/04/2015	01/15/2016		(78,185)	(78,222)
	0.600		12/09/2015	01/13/2016		(40,775)	(40,793)
	0.770		12/02/2015	01/06/2016	GBP	(52,439)	(77,358)
RDR	0.430		10/07/2015	04/07/2016		$(207,250)	(207,470)
	0.440		10/08/2015	04/08/2016		(126,000)	(126,136)
	0.450		10/09/2015	04/11/2016		(210,250)	(210,479)
	0.460	†	11/25/2015	04/19/2016		(204,250)	(204,354)
	0.530	†	11/10/2015	04/11/2016		(360,750)	(361,041)
	0.560		11/25/2015	01/19/2016		(211,750)	(211,882)
	0.570		11/20/2015	01/20/2016		(209,250)	(209,399)

Total Reverse Repurchase Agreements							$(3,090,624)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
MSC	0.350%	10/05/2015	01/05/2016		$(101,732)	$(101,778)
	0.370	10/09/2015	01/07/2016		(6,780)	(6,799)
TDM	0.350	10/09/2015	01/11/2016		(6,901)	(6,922)
	0.350 †	10/14/2015	01/11/2016		(4,334)	(4,331)
UBS	(0.130)	12/29/2015	01/12/2016	EUR	(17,471)	(18,985)

Total Sale-Buyback Transactions						$(138,815)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(4,176,219) at a weighted average interest rate of 0.296%.
(3)	Payable for sale-buyback transactions include $(25) of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA †	3.500%	02/01/2046	$2,000	$(2,052)	$(2,059)

Total Short Sales				$(2,052)	$(2,059)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(f)	Securities with an aggregate market value of $3,217,437 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYM Natural Gas April Futures †	$2.600	03/28/2016	37	$34	$47
Call - NYM Natural Gas April Futures †	2.700	03/28/2016	39	31	38
Call - NYM Natural Gas April Futures †	3.000	03/28/2016	598	420	262
Call - NYMEX Brent Crude Spread February Futures †	71.500	02/29/2016	20	61	0
Call - NYMEX Brent Crude Spread February Futures †	87.000	02/29/2016	19	25	0
Call - NYMEX Brent Crude Spread February Futures †	71.500	03/31/2016	20	61	0
Call - NYMEX Brent Crude Spread January Futures †	71.500	01/29/2016	20	61	0
Call - NYMEX Brent Crude Spread January Futures †	87.000	01/29/2016	19	25	0
Call - NYMEX Brent Crude Spread March Futures †	87.000	03/31/2016	19	25	0
Call - NYMEX Natural Gas June Futures †	2.650	05/25/2016	147	180	236
Call - NYMEX Natural Gas June Futures †	2.700	05/25/2016	74	82	106
Call - NYMEX Natural Gas June Futures †	2.800	05/25/2016	74	62	85
Call - NYMEX WTI Crude March Futures †	45.000	02/17/2016	27	16	12

				$1,083	$786

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$109.000	02/19/2016	5,654	$48	$43
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.500	02/19/2016	6,048	52	95
Call - CBOT U.S. Treasury 30-Year Note March Futures	200.000	02/19/2016	892	8	13

				$108	$151

Total Purchased Options				$1,191	$937

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price		Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYM Natural Gas March Futures †	$2.600		02/24/2016	37	$(36)	$(40)
Call - NYM Natural Gas March Futures †	2.700		02/24/2016	39	(37)	(32)
Call - NYM Natural Gas March Futures †	3.000		02/24/2016	598	(576)	(226)
Call - NYMEX Crude February Futures †	—	(1)	01/19/2016	302	(36)	(3)
Call - NYMEX Crude March Futures †	—	(1)	02/19/2016	302	(36)	(3)
Put - NYMEX Natural Gas February Futures †	1.900		01/26/2016	54	(10)	(13)
Put - NYMEX Natural Gas February Futures †	1.950		01/26/2016	55	(27)	(17)
Put - NYMEX Natural Gas February Futures †	2.000		01/26/2016	28	(8)	(10)
Call - NYMEX Natural Gas February Futures †	2.600		01/26/2016	54	(30)	(31)
Call - NYMEX Natural Gas February Futures †	2.700		01/26/2016	28	(11)	(11)
Call - NYMEX Natural Gas March Futures †	2.450		02/24/2016	147	(175)	(233)
Call - NYMEX Natural Gas March Futures †	2.600		02/24/2016	74	(66)	(79)
Call - NYMEX Natural Gas March Futures †	2.700		02/24/2016	74	(52)	(61)
Call - NYMEX New York Harbor ULSD Financial February Futures †	2.100		02/29/2016	20	(73)	0
Call - NYMEX New York Harbor ULSD Financial February Futures †	250.000		02/29/2016	19	(32)	0
Call - NYMEX New York Harbor ULSD Financial January Futures †	2.100		01/29/2016	20	(73)	0
Call - NYMEX New York Harbor ULSD Financial January Futures †	250.000		01/29/2016	19	(32)	0
Call - NYMEX New York Harbor ULSD Financial March Futures †	2.100		03/31/2016	20	(73)	(1)
Call - NYMEX New York Harbor ULSD Financial March Futures †	250.000		03/31/2016	19	(32)	0
Put - NYMEX WTI Crude March Futures †	33.000		02/17/2016	27	(15)	(18)
Call - NYMEX WTI Crude March Futures †	42.000		02/17/2016	5	(5)	(5)

					$(1,435)	$(783)

Total Written Options					$(1,435)	$(783)

(1)	Strike Price determined when exercised based on predetermined terms.

Futures Contracts:

					Variation Margin (2)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum April Futures †	Short	04/2016	423	$323	$0	$0
Arabica Coffee May Futures †	Short	05/2016	184	(120)	0	(210)
Brent Crude February Futures †	Long	01/2016	6	6	5	0
Brent Crude December Futures †	Long	10/2016	1,665	(15,982)	1,448	0
Brent Crude December Futures †	Short	10/2017	76	187	0	(56)
Brent Crude July Futures †	Long	05/2016	84	(914)	70	0
Brent Crude June Futures †	Short	04/2016	409	3,472	0	(335)
Brent Crude June Futures †	Short	04/2017	789	5,666	0	(655)
Brent Crude June Futures †	Short	04/2018	103	233	0	(72)
Brent Crude March Futures †	Long	01/2016	268	(602)	214	0
Brent Crude March Futures †	Short	01/2017	312	5,224	0	(265)
Brent Crude March Futures †	Long	01/2018	206	(522)	152	0
Brent Crude May Futures †	Short	03/2016	155	625	0	(127)
Brent Crude September Futures †	Long	07/2016	148	(596)	126	0
Brent Dubai Swap April Futures †	Short	04/2016	18	2	0	0
Brent Dubai Swap February Futures †	Short	02/2016	18	(2)	0	0
Brent Dubai Swap January Futures †	Short	01/2016	18	(2)	0	0
Brent Dubai Swap June Futures †	Short	06/2016	18	7	0	0
Brent Dubai Swap March Futures †	Short	03/2016	18	0	0	0
Brent Dubai Swap May Futures †	Short	05/2016	18	4	0	0
Call Options Strike @ EUR 169.500 on Euro-Bund 10-Year Bond March Futures	Long	02/2016	1,991	(2)	0	0
Call Options Strike @ USD 44.000 on Brent Crude April Futures †	Long	02/2016	5	(1)	1	0
Call Options Strike @ USD 99.250 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	2,087	149	10	0
Cattle Feeder April Futures †	Long	04/2016	5	9	3	0
Cattle Feeder August Futures †	Short	08/2016	5	(8)	0	(2)
Cattle Feeder March Futures †	Long	03/2016	5	11	5	0
Cattle Feeder May Futures †	Short	05/2016	5	(8)	0	(2)
Chicago Ethanol (Platts) Futures †	Long	01/2016	19	(76)	13	0
Chicago Ethanol (Platts) Futures †	Long	12/2016	12	(23)	6	0
Cocoa March Futures †	Short	03/2016	247	182	44	0
Cocoa March Futures †	Long	03/2017	300	(144)	0	(54)
Cocoa May Futures †	Long	05/2016	499	(456)	0	(90)
Cocoa September Futures †	Long	09/2016	9	(9)	0	(1)
Copper April Futures †	Long	04/2016	186	(71)	0	0
Corn December Futures †	Short	12/2016	99	93	1	0
Corn July Futures †	Short	07/2016	218	298	11	0
Corn March Futures †	Short	03/2016	43	38	1	0
Corn May Futures †	Short	05/2016	994	898	37	0
Cotton No. 2 May Futures †	Long	05/2016	53	(4)	0	(16)
Euro-BTP Italy Government Bond March Futures	Short	03/2016	138	175	0	(99)
Euro-Bund 10-Year Bond March Futures	Short	03/2016	1,059	(958)	0	(46)
Gas Oil April Futures †	Short	04/2016	174	314	78	0
Gas Oil December Futures †	Long	12/2016	231	(600)	0	(81)
Gas Oil December Futures †	Long	12/2017	79	(143)	0	(20)
Gas Oil June Futures †	Short	06/2016	76	238	28	0
Gas Oil June Futures †	Short	06/2017	234	511	70	0
Gold 100 oz. April Futures †	Long	04/2016	29	(96)	1	0
Gold 100 oz. February Futures †	Short	02/2016	353	405	0	(14)
Hard Red Spring Wheat March Futures †	Long	03/2016	135	(226)	7	0
Hard Red Spring Wheat May Futures †	Long	05/2016	36	(25)	2	0
Hard Red Winter Wheat July Futures †	Long	07/2016	13	(4)	2	0
Hard Red Winter Wheat March Futures †	Long	03/2016	234	(287)	35	0
Henry Hub Natural Gas Swap April Futures †	Short	03/2016	339	(25)	0	(77)
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	61	(255)	1	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	60	(251)	1	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	111	35	19	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	59	(256)	1	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	17	(30)	5	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2017	23	16	4	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	61	(259)	1	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2016	24	17	4	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	62	(265)	1	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	339	(257)	70	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	60	(251)	1	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	60	(252)	1	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	6	(9)	1	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2017	24	15	3	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	61	(258)	1	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	61	(258)	1	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	108	(7)	20	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	59	(252)	1	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	59	(249)	1	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	60	(253)	1	0
Lead April Futures †	Long	04/2016	113	142	0	0
Live Cattle April Futures †	Short	04/2016	219	(448)	6	0
Live Cattle August Futures †	Long	08/2016	205	212	10	0
Live Cattle June Futures †	Long	06/2016	14	7	0	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2016	61	(62)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2016	38	(38)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2016	38	(36)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2016	61	(59)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2016	61	(49)	5	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2016	38	(40)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2016	61	(56)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2016	61	(62)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2016	61	(59)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2016	38	(36)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2016	38	(36)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2016	38	(36)	0	0
Natural Gas April Futures †	Short	03/2016	882	(1,766)	0	(803)
Natural Gas April Futures †	Long	03/2017	328	(450)	138	0
Natural Gas December Futures †	Long	11/2016	206	157	140	0
Natural Gas July Futures †	Long	06/2016	130	81	108	0
Natural Gas June Futures †	Long	05/2016	92	107	80	0
Natural Gas March Futures †	Short	02/2017	328	535	0	(190)
Natural Gas May Futures †	Long	04/2016	81	151	70	0
Natural Gas October Futures †	Short	09/2016	206	(202)	0	(161)
New York Harbor ULSD April Futures †	Short	03/2016	211	1,403	0	(96)
New York Harbor ULSD February Futures †	Short	01/2016	29	(16)	0	(16)
New York Harbor ULSD June Futures †	Short	05/2016	188	422	0	(85)
New York Harbor ULSD March Futures †	Long	02/2016	188	(387)	95	0
Nickel April Futures †	Long	04/2016	149	131	0	0
Platinum April Futures †	Long	04/2016	732	839	754	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	7,542	63	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	7,542	(312)	35	0
Put Options Strike @ USD 37.000 on Brent Crude June Futures †	Short	04/2016	56	(12)	13	0
Put Options Strike @ USD 98.625 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2016	2,087	182	58	0
Put Options Strike @ USD 98.625 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	2,087	(60)	0	(29)
RBOB Gasoline April Futures †	Long	03/2016	414	49	438	0
RBOB Gasoline February Futures †	Long	01/2016	27	31	31	0
RBOB Gasoline March Futures †	Short	02/2016	20	(1)	0	(22)
RBOB Gasoline May Futures †	Short	04/2016	414	112	0	(402)
RBOB Gasoline November Futures †	Short	10/2016	49	152	0	(38)
RBOB Gasoline October Futures †	Short	09/2016	8	(20)	0	(6)
RBOB Gasoline September Futures †	Long	08/2016	57	(127)	49	0
Silver May Futures †	Short	05/2016	25	49	5	0
Soybean November Futures †	Long	11/2016	33	5	0	(9)
Soybean Oil December Futures †	Long	12/2016	34	35	0	(7)
Soybean Oil July Futures †	Long	07/2016	21	25	0	(4)
Soybean Oil March Futures †	Short	03/2016	52	(45)	10	0
Soybean Oil May Futures †	Short	05/2016	3	1	1	0
Sugar No. 11 July Futures †	Long	06/2016	1,074	772	192	0
Sugar No. 11 March Futures †	Short	02/2016	1,074	(711)	0	(108)
Sugar No. 11 May Futures †	Long	04/2016	736	201	132	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	6,194	(1,586)	871	0
U.S. Treasury 10-Year Note March Futures	Long	03/2016	2,709	(1,595)	804	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	1,958	3,225	0	(979)
Wheat July Futures †	Short	07/2016	13	8	0	0
Wheat March Futures †	Short	03/2016	369	385	0	(5)
Wheat May Futures †	Short	05/2016	421	398	0	0
WTI Crude December Futures †	Long	11/2016	39	(24)	36	0
WTI Crude December Futures †	Short	11/2016	383	945	0	(369)
WTI Crude December Futures †	Short	11/2017	657	1,309	4	(426)
WTI Crude December Futures †	Short	11/2018	37	136	0	(31)
WTI Crude June Futures †	Short	05/2016	886	6,962	0	(704)
WTI Crude June Futures †	Long	05/2017	814	(2,206)	667	0
WTI Crude June Futures †	Short	05/2018	581	1,365	0	(354)
WTI Crude March Futures †	Short	02/2016	617	2,456	0	(327)
WTI Crude March Futures †	Long	02/2017	224	(1,854)	197	0
WTI Crude March Futures †	Long	02/2018	634	(1,500)	406	0
WTI Crude September Futures †	Long	08/2016	872	(8,496)	793	0
WTI-Brent April Futures †	Short	04/2016	153	66	0	(109)
Zinc April Futures †	Long	04/2016	91	122	0	0

Total Futures Contracts				$(5,261)	$8,656	$(7,502)

(2)	Unsettled variation margin liability of $(2) for closed futures is outstanding at period end.

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$45,540	$1,793	$(619)	$45	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	57,000	796	160	95	0

				$2,589	$(459)	$140	$0

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		$441,800	$(3,231)	$2,364	$0	$(97)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		65,600	(891)	719	0	(102)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		49,900	972	626	124	0
Receive	3-Month USD-LIBOR	3.000	09/16/2025		153,600	(1,922)	(1,465)	0	(327)
Receive	3-Month USD-LIBOR	2.800	10/28/2025		568,900	(1,813)	265	0	(1,187)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		596,100	(18,310)	(22,945)	0	(2,474)
Receive	3-Month USD-LIBOR †	2.250	06/15/2026		13,300	89	45	0	(48)
Receive	3-Month USD-LIBOR	2.670	07/13/2045		8,590	(121)	(260)	0	(71)
Pay	3-Month USD-LIBOR	2.605	12/09/2045		15,300	(170)	(170)	126	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		15,940	(322)	(247)	0	(135)
Receive	3-Month USD-LIBOR	2.570	02/10/2046		6,700	153	153	0	(53)
Pay	3-Month USD-LIBOR	2.750	12/14/2046		16,300	1	1	135	0
Receive	6-Month GBP-LIBOR	1.500	03/16/2018	GBP	133,200	(1,234)	261	67	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		163,900	817	3,075	856	0
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		146,570	6,719	(2,063)	1,494	0
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	2,140,000	(1,015)	(138)	0	(2)
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	2,615,200	(771)	244	229	0

						$(21,049)	$(19,535)	$3,031	$(4,496)

Total Swap Agreements						$(18,460)	$(19,994)	$3,171	$(4,496)

(h)	Securities with an aggregate market value of $114,675 and cash of $13,641 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016		BRL	348,940		$87,726	$160	$(633)
	01/2016		EUR	511,211		545,046	0	(10,513)
	01/2016			$89,362	BRL	348,940	0	(1,162)
	02/2016			78,124		314,753	652	0
	10/2016		BRL	63,200		$16,036	1,448	0
BPS	01/2016			17,307		4,383	8	0
	01/2016			$4,432	BRL	17,307	0	(58)
	01/2016			81,280	NZD	118,333	0	(346)
	02/2016		NZD	118,333		$81,142	344	0
	02/2016		TWD	270,099		8,322	137	0
	10/2016		BRL	31,000		7,469	314	0
	01/2017			74,800		17,225	385	0
BRC	02/2016			$6,363	SGD	8,996	0	(29)
	03/2016		MXN	2,042,308		$117,154	0	(767)
	03/2016			$1,903	MXN	32,799	0	(10)
CBK	01/2016		BRL	14,628		$4,389	691	0
	01/2016		GBP	215,725		325,917	7,895	0
	01/2016			$3,746	BRL	14,628	0	(49)
	01/2016			78,386	EUR	72,016	0	(123)
	01/2016			77,583	GBP	51,943	0	(1,008)
	02/2016		AUD	10,929		$7,678	0	(272)
	02/2016	†	EUR	4,169		4,559	37	(12)
	02/2016	†		$3,104	CAD	4,135	0	(115)
	02/2016			76,374	INR	5,163,468	1,066	0
	03/2016			11,221	MXN	196,410	119	0
	10/2016		BRL	32,500		$7,874	372	0
DUB	01/2016			516,203		132,197	1,719	0
	01/2016		GBP	41,865		62,510	793	0
	01/2016		KRW	50,641,576		43,308	242	0
	01/2016			$136,670	BRL	516,203	0	(6,192)
	02/2016			697	AUD	966	6	0
	04/2016		BRL	141,176		$44,500	9,883	0
	01/2017			91,900		21,241	552	0
FBF	01/2016			9,487		2,441	43	0
	01/2016			$2,430	BRL	9,487	0	(32)
GLM	01/2016		BRL	1,135		$299	13	0
	01/2016		JPY	11,019,941		90,216	0	(1,467)
	01/2016			$291	BRL	1,135	0	(4)
	03/2016		PLN	436		$110	0	(1)
	05/2016		HUF	59,087		201	0	(2)
	01/2017		BRL	151,300		35,397	1,335	0
HUS	02/2016		COP	29,973,669		10,211	806	0
	02/2016		SGD	68,052		48,242	328	0
	02/2016			$6,397	TWD	209,540	0	(47)
JPM	01/2016		BRL	205,292		$55,826	3,936	0
	01/2016		CAD	9,855		7,396	274	0
	01/2016		CNH	113,300		17,498	315	0
	01/2016		INR	841,249		12,513	0	(167)
	01/2016		KRW	19,971,905		17,209	225	0
	01/2016		NZD	118,333		77,061	0	(3,873)
	01/2016			$52,574	BRL	205,292	0	(684)
	01/2016			104,535	EUR	95,342	0	(922)
	01/2016			42,697	JPY	5,166,625	288	0
	01/2016			7,829	KRW	9,223,032	14	0
	02/2016	†	GBP	1,195		$1,814	52	0
	02/2016		JPY	5,252,450		43,419	0	(306)
	02/2016	†		$3,887	CAD	5,156	0	(160)
	02/2016			1,587	EUR	1,451	0	(9)
	02/2016			1,671	GBP	1,127	0	(10)
	02/2016			62,201	JPY	7,654,100	1,530	0
	02/2016			1,240	NZD	1,902	58	0
	03/2016			671	MXN	11,463	0	(9)
	04/2016		BRL	603,941		$188,450	40,360	0
	10/2016			90,200		22,445	1,624	0
	01/2017			137,200		32,275	1,387	0
MSB	01/2016			$363,077	GBP	245,242	0	(1,541)
	01/2016			48,376	JPY	5,853,316	323	0
	02/2016		GBP	245,242		$363,100	1,536	0
	02/2016		JPY	5,853,316		48,403	0	(324)
	02/2016	†		$436	CAD	580	0	(18)
	05/2016		ZAR	1,255		$87	7	0
SCX	01/2016			$447	MYR	1,961	8	0
	02/2016		TWD	1,328,280		$40,846	593	0
TDM	01/2016		BRL	80,585		20,637	268	0
	01/2016			$20,681	BRL	80,585	0	(312)
	01/2017		BRL	90,400		$20,668	316	0
UAG	01/2016			$375,617	EUR	343,853	0	(1,934)
	01/2016			18,632	GBP	12,348	0	(429)
	01/2016			18,974	INR	1,254,378	0	(67)
	02/2016		EUR	338,905		$370,447	1,887	0

Total Forward Foreign Currency Contracts							$84,349	$(33,607)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC EUR versus USD	$ 1.290	02/26/2016	EUR 8,035	$1	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/11/2016	$1,337,000	$1,136	$34
FBF	Put - OTC 5-Year Interest Rate Swap (Effective 12/05/2021)	3-Month USD-LIBOR	Receive	3.400	12/05/2016	135,300	988	606
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	01/05/2016	141,700	91	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	471,600	377	34
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	521,700	483	10
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016	588,600	1,089	1,341
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016	576,200	1,031	1,322
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	73,000	10,220	7,405

							$15,415	$10,752

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
CIB	Call - OTC Natural Gas June Futures †	$2.650	05/25/2016	$750	$90	$121
JPM	Put - OTC Copper June Futures †	4,200.000	06/01/2016	1	119	90

					$209	$211

Total Purchased Options					$15,625	$10,963

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100%	01/20/2016	$12,700	$(24)	$(2)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	02/17/2016	12,800	(35)	(12)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.200	02/17/2016	12,700	(27)	(7)

						$(86)	$(21)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC USD versus BRL	BRL	3.700	01/14/2016	$22,100	$(369)	$(24)
FBF	Call - OTC USD versus BRL		4.000	03/17/2016	9,600	(404)	(470)

						$(773)	$(494)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA Index	218.803	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	02/11/2021	$85,000	$(863)	$(74)
	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	18,900	(162)	(103)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	325,100	(2,907)	(180)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	33,400	(431)	(21)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	24,800	(21)	0
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	35,600	(1,620)	(905)
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	25,800	(179)	(40)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	109,200	(1,234)	(1,446)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	40,600	(749)	(634)

						$(8,166)	$(3,403)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 12/05/2021)	3-Month USD-LIBOR	Receive	2.400%	12/05/2016	$135,300	$(1,076)	$(854)
GLM	Put - OTC 5-Year Interest Rate Swap (Effective 01/21/2021)	3-Month USD-LIBOR	Pay	3.000	01/19/2016	126,700	(462)	(40)
	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500	02/18/2016	541,800	(1,734)	(836)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	202,000	(757)	(305)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017	306,600	(10,220)	(5,251)
NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	159,400	(618)	(241)
RYL	Call - OTC 5-Year Interest Rate Swap (Effective 01/27/2021)	3-Month USD-LIBOR	Receive	2.500	01/25/2016	100,000	(355)	(61)

							$(15,222)	$(7,588)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CIB	Call - OTC Natural Gas March Futures †	$2.450	02/24/2016	$750	$(86)	$(118)
DEU.	Put - OTC Natural Gas February Futures †	2.000	01/26/2016	100	(5)	(4)

					$(91)	$(122)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC SPGCENP Index †	1.416	02/04/2016	$19,000	$(72)	$0
	Call - OTC SPGCENP Index †	2.264	02/04/2016	11,900	(22)	0
	Call - OTC SPGCENP Index †	1.402	02/16/2016	22,070	(83)	0
	Call - OTC SPGCICP Index †	0.808	02/04/2016	66,200	(255)	0
	Call - OTC SPGCICP Index †	0.974	02/16/2016	44,660	(181)	0
	Call - OTC SPGCICP Index †	0.903	03/11/2016	20,297	(77)	0

					$(690)	$0

Total Written Options					$(25,028)	$(11,628)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EURMARGIN 1Q16 †	$6.900	03/31/2016	51,600	$(1)	$23	$22	$0
	Receive	EURMARGIN 2Q3Q16 †	6.630	09/30/2016	324,000	40	220	260	0
	Receive	EURMARGIN CAL16 †	6.400	12/31/2016	879,600	(200)	282	82	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	57,600	0	(30)	0	(30)
	Receive	EUROBOBCO 2Q3Q16 †	9.000	09/30/2016	96,000	0	607	607	0
	Receive	EURTOP 1Q16 †	2.070	03/31/2016	310,500	0	(146)	0	(146)
	Pay	GOLDLNPM Index †	1,103.500	09/14/2016	5,500	(105)	328	223	0
	Receive	PLTMLNPM Index †	960.100	09/14/2016	5,500	58	(416)	0	(358)
CBK	Pay	DTDBRTCO 1Q16 †	1.050	03/31/2016	24,000	0	4	4	0
	Receive	HSFOCO 1Q16 †	13.950	03/31/2016	7,200	0	(12)	0	(12)
	Receive	JETNWECO 1Q16 †	13.570	03/31/2016	12,000	0	(61)	0	(61)
	Receive	NAPCO 1Q16 †	7.250	03/31/2016	4,800	0	54	54	0
GST	Receive	EURMARGIN CAL16 †	5.700	12/31/2016	132,000	0	104	104	0
	Receive	EURTOP 1Q16 †	1.940	03/31/2016	36,000	0	(12)	0	(12)
	Receive	EURTOP 1Q16 †	2.040	03/31/2016	9,000	0	(4)	0	(4)
	Receive	EURTOP 1Q16 †	2.100	03/31/2016	33,000	0	(17)	0	(17)
	Receive	EURTOP 1Q16 †	2.130	03/31/2016	21,000	0	(11)	0	(11)
	Receive	EURTOP 1Q16 †	2.150	03/31/2016	16,500	0	(9)	0	(9)
	Receive	EURTOP 1Q16 †	2.210	03/31/2016	15,000	0	(9)	0	(9)
	Pay	GOLDLNPM Index †	1,153.850	01/06/2016	3,000	0	281	281	0
	Pay	GOLDLNPM Index †	1,154.880	01/11/2016	1,100	0	104	104	0
	Pay	GOLDLNPM Index †	1,114.200	09/01/2016	5,000	0	257	257	0
	Receive	PLTMLNPM Index †	1,021.300	01/06/2016	3,000	0	(389)	0	(389)
	Receive	PLTMLNPM Index †	1,032.380	01/11/2016	1,100	0	(155)	0	(155)
	Receive	PLTMLNPM Index †	998.950	09/01/2016	5,000	0	(519)	0	(519)
JPM	Pay	EURMARGIN 1Q16 †	6.850	03/31/2016	31,200	0	12	12	0
	Receive	EURMARGIN CAL16 †	6.500	12/31/2016	148,800	(112)	111	0	(1)
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	18,000	0	(9)	0	(9)
	Receive	EUROBOBCO 2Q3Q16 †	8.900	09/30/2016	36,000	0	231	231	0
	Receive	EUROBOBCO 2Q3Q16 †	8.950	09/30/2016	42,000	0	267	267	0
MAC	Receive	CUAC 1Q16 †	25.750	03/31/2016	816,000	0	146	146	0
	Receive	CUAC 1Q16 †	28.000	03/31/2016	1,362,000	0	213	213	0
	Receive	CUAC 1Q16 †	29.000	03/31/2016	1,362,000	0	200	200	0
	Receive	CUAC 1Q16 †	36.250	03/31/2016	672,000	0	50	50	0
	Receive	CUAC 1Q16 †	36.750	03/31/2016	183,000	0	13	13	0
	Receive	CUAC 1Q16 †	39.000	03/31/2016	408,000	0	19	19	0
	Receive	CUAC F6 †	45.850	01/29/2016	462,000	0	(15)	0	(15)
MYC	Pay	EURMARGIN 1Q16 †	6.830	03/31/2016	102,000	0	36	36	0
	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	82,800	0	(37)	0	(37)
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	48,000	0	(22)	0	(22)

						$(320)	$1,689	$3,185	$(1,816)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BRC	Tate & Lyle International Finance PLC	(1.150%)	06/20/2016	0.109%	$3,500	$0	$(19)	$0	$(19)
UAG	Royal Bank of Scotland Group PLC	(1.000)	12/20/2016	0.358	800	65	(70)	0	(5)

						$65	$(89)	$0	$(24)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	2.332%		$2,300	$(176)	$170	$0	$(6)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	4,700	(30)	23	0	(7)
CBK	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		$8,100	(1,344)	(1,562)	0	(2,906)
	Volkswagen International Finance NV	1.000	03/20/2017	1.226	EUR	4,600	51	(63)	0	(12)
DUB	Italy Government International Bond	1.000	03/20/2019	0.656		$7,100	(123)	203	80	0
FBF	Volkswagen International Finance NV	1.000	03/20/2017	1.226	EUR	6,900	75	(93)	0	(18)
GST	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	2.332		$14,600	(1,103)	1,066	0	(37)
	Indonesia Government International Bond	1.000	12/20/2019	1.866		8,600	(198)	(79)	0	(277)
	Sberbank of Russia Via SB Capital S.A.	1.000	03/20/2016	2.804		2,900	(161)	151	0	(10)
HUS	Indonesia Government International Bond	1.000	12/20/2019	1.866		14,900	(329)	(152)	0	(481)
JPM	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	2.332		5,200	(387)	374	0	(13)

							$(3,725)	$38	$80	$(3,767)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	4,400	$1	$261	$262	$0
	Receive	3-Month USD-CPURNSA Index	1.010	10/16/2017		$21,300	0	71	71	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		500	0	5	5	0
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	30,300	142	1,415	1,557	0
	Receive	1-Year BRL-CDI	16.150	01/04/2021	BRL	23,300	(11)	51	40	0
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	7,400	0	(16)	0	(16)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		$11,100	67	(1,275)	0	(1,208)
BRC	Receive	3-Month USD-CPURNSA Index	1.950	09/16/2016		78,400	0	(2,401)	0	(2,401)
	Receive	3-Month USD-CPURNSA Index	2.018	08/19/2017		36,300	(24)	(1,348)	0	(1,372)
CBK	Pay	1-Month GBP-UKRPI	3.190	04/15/2030	GBP	4,700	0	37	37	0
	Pay	1-Month GBP-UKRPI	3.350	05/15/2030		25,000	139	973	1,112	0
	Pay	1-Month GBP-UKRPI	3.430	06/15/2030		7,100	5	417	422	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		43,800	(145)	1,255	1,110	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		7,300	0	85	85	0
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018	EUR	9,000	(12)	(11)	0	(23)
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018		4,100	0	(8)	0	(8)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		7,000	0	(9)	0	(9)
DUB	Pay	1-Month GBP-UKRPI	3.350	05/15/2030	GBP	1,300	0	58	58	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		40,600	104	925	1,029	0
	Pay	1-Year BRL-CDI	14.500	01/04/2021	BRL	3,700	0	(43)	0	(43)
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	10,500	(1)	(28)	0	(29)
	Receive	3-Month EUR-EXT-CPI Index	0.570	10/15/2017		3,750	0	(10)	0	(10)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		6,500	0	(5)	0	(5)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		17,070	9	(32)	0	(23)
	Receive	3-Month USD-CPURNSA Index	1.485	11/19/2016		$62,300	0	(1,171)	0	(1,171)
	Receive	3-Month USD-CPURNSA Index	1.480	11/20/2016		117,500	0	(2,195)	0	(2,195)
	Receive	3-Month USD-CPURNSA Index	1.473	11/21/2016		45,500	0	(842)	0	(842)
	Receive	3-Month USD-CPURNSA Index	2.360	01/28/2017		18,700	0	(1,023)	0	(1,023)
	Receive	3-Month USD-CPURNSA Index	1.725	03/04/2019		4,425	0	(61)	0	(61)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	3,000	0	135	135	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		6,000	(195)	754	559	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		1,600	(3)	197	194	0
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		6,300	52	611	663	0
	Receive	3-Month EUR-EXT-CPI Index	0.615	09/15/2018	EUR	1,820	0	(2)	0	(2)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	33,890	0	324	324	0
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		5,900	18	285	303	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		87,200	(255)	2,466	2,211	0
	Pay	1-Month GBP-UKRPI	3.358	04/15/2035		8,100	0	87	87	0
	Receive	1-Year BRL-CDI	16.150	01/04/2021	BRL	73,700	(39)	167	128	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	5,630	(1)	(12)	0	(13)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		8,600	1	(13)	0	(12)
	Receive	3-Month USD-CPURNSA Index	1.730	04/15/2016		$46,900	(69)	(1,082)	0	(1,151)
	Receive	3-Month USD-CPURNSA Index	2.415	02/12/2017		72,600	63	(4,132)	0	(4,069)
	Receive	3-Month USD-CPURNSA Index	2.175	10/01/2018		20,900	41	(1,085)	0	(1,044)
	Receive	3-Month USD-CPURNSA Index	2.205	10/11/2018		40,400	0	(2,083)	0	(2,083)
HUS	Pay	1-Year BRL-CDI	13.421	01/04/2021	BRL	93,300	0	(1,803)	0	(1,803)
JPM	Pay	1-Month GBP-UKRPI	3.275	09/15/2030	GBP	4,000	0	47	47	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	14,900	0	(41)	0	(41)
	Receive	3-Month USD-CPURNSA Index	1.890	09/06/2016		$58,000	0	(1,660)	0	(1,660)
MYC	Receive	3-Month EUR-EXT-CPI Index	0.623	09/15/2018	EUR	6,580	1	(10)	0	(9)
RYL	Receive	3-Month USD-CPURNSA Index	2.250	07/15/2017		$18,300	65	(1,144)	0	(1,079)
	Receive	3-Month USD-CPURNSA Index	1.128	11/02/2017		25,400	0	59	59	0
	Receive	3-Month USD-CPURNSA Index	1.700	10/19/2024		39,500	0	306	306	0
SOG	Receive	3-Month EUR-EXT-CPI Index	0.680	10/15/2018	EUR	5,400	3	(16)	0	(13)
UAG	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	25,100	0	916	916	0
	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017	EUR	31,000	15	(63)	0	(48)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		6,300	0	(6)	0	(6)

							$(29)	$(11,723)	$11,720	$(23,472)

Total Return Swaps on Commodity and Equity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	BCOMTR Index †	3,812,915	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$596,031	$7,490	$7,490	$0
BPS	Receive	BCOMF1T Index †	553,530	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	166,856	2,114	2,114	0
	Receive	BCOMTR Index †	6,640,654	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	346,061	4,321	4,321	0
	Pay	BCOMTR Index †	136,693	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	21,368	(269)	0	(269)
CBK	Pay	BCOM Index †	691,673	0.120%	02/16/2016	53,659	(675)	0	(675)
	Receive	BCOMERF211A Index †	123,462	0.170%	02/16/2016	27,267	242	242	0
	Receive	BCOMERF311A Index †	111,519	0.170%	02/16/2016	27,298	212	212	0
	Receive	BCOMTR Index †	9,861,119	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	1,083,794	12,901	12,901	0
	Pay	BCOMTR Index †	191,145	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	29,880	(374)	0	(374)
CIB	Receive	BCOMTR Index †	369,575	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	57,772	727	727	0
FBF	Pay	BCOMHG Index †	137,642	0.000%	02/16/2016	27,660	(1,056)	0	(1,056)
	Receive	BCOMTR Index †	191,336	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	29,909	376	376	0
	Receive	SPGCICP Index †	97,786	0.050%	02/16/2016	28,938	911	911	0
GLM	Receive	BCOMF1T Index †	61,800	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	18,629	236	236	0
	Receive	BCOMTR Index †	6,929,649	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	880,336	10,999	10,999	0
JPM	Pay	BCOMLC3T Index †	183,260	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	43,457	(3,707)	0	(3,707)
	Receive	BCOMLC5 Index †	405,366	0.000%	02/16/2016	51,152	3,918	3,918	0
	Pay	BCOMLH3 Index †	243,186	0.000%	02/16/2016	31,826	(773)	0	(773)
	Receive	BCOMLH5 Index †	193,071	0.000%	02/16/2016	38,597	771	771	0
	Receive	BCOMTR Index †	1,968,157	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	231,450	2,910	2,910	0
	Receive	JMABNICP Index †	294,616	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	114,705	(894)	0	(894)
MAC	Receive	BCOMTR Index †	6,272,748	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	391,388	4,852	4,852	0
MYC	Receive	BCOMTR Index †	4,591,433	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	787,079	9,733	9,733	0
RBC	Receive	BCOMTR Index †	601,359	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	94,004	1,181	1,181	0
SOG	Receive	BCOMTR Index †	4,570,556	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	387,820	4,677	4,677	0
UAG	Receive	BCOMTR Index †	35,000	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	5,471	69	69	0

							$60,892	$68,640	$(7,748)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	Brent Crude April Futures (7)†	24.256%	02/24/2016	$711	$0	$24	$24	$0
	Pay	PLTMLNPM Index (7)†	6.503	02/22/2016	1,177	0	(8)	0	(8)
	Receive	WTI Crude April Futures (7)†	24.010	02/24/2016	714	0	(24)	0	(24)
GST	Receive	GOLDLNPM Index (7)†	2.822	01/06/2016	3,572	0	(24)	0	(24)
	Receive	GOLDLNPM Index (7)†	2.641	01/25/2016	4,000	0	(16)	0	(16)
	Pay	GOLDLNPM Index (7)†	7.784	03/24/2020	8,961	0	146	146	0
	Pay	GOLDLNPM Index (7)†	7.840	04/06/2020	4,464	0	74	74	0
	Pay	GOLDLNPM Index (7)†	7.840	04/09/2020	4,464	0	73	73	0
	Pay	GOLDLNPM Index (7)†	7.896	04/14/2020	4,448	0	75	75	0
	Pay	GOLDLNPM Index (7)†	7.981	04/22/2020	33,277	0	592	592	0
	Pay	GOLDLNPM Index (7)†	8.585	04/27/2020	17,745	0	415	415	0
	Pay	GOLDLNPM Index (7)†	8.703	04/28/2020	10,000	0	245	245	0
	Pay	GOLDLNPM Index (7)†	7.023	07/29/2020	16,068	0	310	310	0
	Pay	PLTMLNPM Index (7)†	6.760	01/06/2016	2,308	0	(91)	0	(91)
	Pay	PLTMLNPM Index (7)†	6.503	01/21/2016	3,529	0	(51)	0	(51)
	Pay	PLTMLNPM Index (7)†	6.250	01/25/2016	4,200	0	(80)	0	(80)
JPM	Pay	GOLDLNPM Index (7)†	10.890	04/29/2020	7,424	0	335	335	0
	Pay	GOLDLNPM Index (7)†	11.156	05/07/2020	13,922	0	659	659	0
	Pay	GOLDLNPM Index (7)†	9.000	07/24/2020	8,000	0	202	202	0
MYC	Pay	GOLDLNPM Index (7)†	5.406	04/21/2016	28,880	0	924	924	0
	Receive	SLVRLND Index (7)†	9.151	04/21/2016	22,200	0	(614)	0	(614)
	Pay	SPGCCIP Index (7)†	6.554	03/16/2016	6,600	0	(183)	0	(183)
	Receive	SPGCCIP Index (7)†	6.250	03/16/2016	6,600	0	204	204	0

						$0	$3,187	$4,278	$(1,091)

Total Swap Agreements						$(4,009)	$53,994	$87,903	$(37,918)

(7)	Variance Swap

(j)	Securities with an aggregate market value of $26,055 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$96	$0	$96
Corporate Bonds & Notes
Banking & Finance	0	289,154	0	289,154
Industrials	0	31,829	0	31,829
Utilities	0	16,531	0	16,531
U.S. Government Agencies	0	51,865	0	51,865
U.S. Treasury Obligations	0	6,375,823	0	6,375,823
Non-Agency Mortgage-Backed Securities	0	292,823	2,734	295,557
Asset-Backed Securities	0	71,477	0	71,477
Sovereign Issues	0	1,050,463	5,588	1,056,051
Preferred Securities
Banking & Finance	10,860	0	0	10,860
Short-Term Instruments
Certificates of Deposit	0	19,016	0	19,016
Repurchase Agreements	0	38,709	0	38,709
U.S. Treasury Bills	0	79,142	0	79,142
	$10,860	$8,316,928	$8,322	$8,336,110

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	184,455	0	0	184,455

Total Investments	$195,315	$8,316,928	$8,322	$8,520,565

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,059)	$0	$(2,059)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9,442	3,322	0	12,764
Over the counter	0	183,215	0	183,215
	$9,442	$186,537	$0	$195,979

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8,285)	(4,496)	0	(12,781)
Over the counter	(4)	(83,149)	0	(83,153)

	$(8,289)	$(87,645)	$0	$(95,934)

Totals	$196,468	$8,413,761	$8,322	$8,618,551

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Credit Absolute Return Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 84.5%
BANK LOAN OBLIGATIONS 5.4%
AABS Ltd.
4.875% due 01/10/2038		$2,134	$2,111
Amaya Holdings BV
5.000% due 08/01/2021		288	270
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (f)		2,139	2,197
Cactus Wellhead LLC
7.000% due 07/31/2020		3,086	2,291
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		6,950	6,938
Gardner Denver, Inc.
4.250% due 07/30/2020		3,618	3,270
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		1,000	999
Maxim Crane Works LP
10.250% due 11/26/2018		3,075	3,044
Numericable U.S. LLC
4.750% due 01/31/2023		925	892
Valeant Pharmaceuticals International, Inc.
3.750% due 08/05/2020		1,650	1,587
4.000% due 04/01/2022		4,489	4,336
Westmoreland Coal Co.
7.500% due 12/16/2020		2,059	1,287

Total Bank Loan Obligations (Cost $30,958)			29,222

CORPORATE BONDS & NOTES 23.8%
BANKING & FINANCE 11.6%
Alpha Star Holding Ltd.
4.970% due 04/09/2019		2,325	2,024
Aviation Loan Trust
2.622% due 12/15/2022		2,883	2,671
Banco do Brasil S.A.
9.000% due 06/18/2024 (d)		774	511
Blackstone CQP Holdco LP
9.296% due 03/19/2019		5,629	5,615
Cantor Fitzgerald LP
6.500% due 06/17/2022		2,200	2,292
Exeter Finance Corp.
9.750% due 05/20/2019		10,300	10,117
iStar, Inc.
4.000% due 11/01/2017		2,800	2,752
Jefferies Finance LLC
6.875% due 04/15/2022		500	422
7.375% due 04/01/2020		5,890	5,257
7.500% due 04/15/2021		600	530
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (f)		14,531	12,179
Navient Corp.
5.625% due 08/01/2033		100	67
PHH Corp.
6.375% due 08/15/2021		6,041	5,527
7.375% due 09/01/2019		850	847
Pinnacol Assurance
8.625% due 06/25/2034 (f)		3,000	3,084
Springleaf Finance Corp.
5.250% due 12/15/2019		650	619
6.900% due 12/15/2017		100	104
Stearns Holdings, Inc.
9.375% due 08/15/2020		6,750	6,716
TIG FinCo PLC
8.500% due 03/02/2020	GBP	98	149
8.750% due 04/02/2020		505	663

			62,146

INDUSTRIALS 10.7%
Altice Luxembourg S.A.
6.250% due 02/15/2025	EUR	600	553
7.250% due 05/15/2022		1,900	1,939
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(e)		$1,925	1,473
9.000% due 02/15/2020 ^(e)		3,925	3,003

11.250% due 06/01/2017 ^(e)		4,700	3,548
California Resources Corp.
5.000% due 01/15/2020		690	249
6.000% due 11/15/2024		672	207
8.000% due 12/15/2022		3,650	1,930
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (a)		1,600	1,494
CPG Merger Sub LLC
8.000% due 10/01/2021		7,340	7,230
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		3,475	2,389
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		1,475	1,320
Endo Finance LLC
6.000% due 07/15/2023		3,900	3,900
Energy Transfer Partners LP
4.750% due 01/15/2026		2,750	2,371
Gulfport Energy Corp.
7.750% due 11/01/2020		1,725	1,552
Harvest Operations Corp.
6.875% due 10/01/2017		952	738
Hellenic Railways Organization S.A.
4.500% due 12/06/2016	JPY	10,000	77
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$2,450	2,021
Mallinckrodt International Finance S.A.
5.750% due 08/01/2022		4,000	3,860
MCE Finance Ltd.
5.000% due 02/15/2021		2,250	2,059
Ply Gem Industries, Inc.
6.500% due 02/01/2022		12,255	11,259
QGOG Constellation S.A.
6.250% due 11/09/2019		1,235	559
SiTV LLC
10.375% due 07/01/2019		350	282
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		100	95
6.375% due 10/15/2020		600	582
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (a)		1,225	802
Wynn Las Vegas LLC
5.500% due 03/01/2025		2,400	2,148

			57,640

UTILITIES 1.5%
Genesis Energy LP
6.000% due 05/15/2023		1,050	845
6.750% due 08/01/2022		875	748
Illinois Power Generating Co.
6.300% due 04/01/2020		4,050	2,450
Parsley Energy LLC
7.500% due 02/15/2022		875	840
Petrobras Global Finance BV
2.461% due 01/15/2019		2,000	1,525
Plains All American Pipeline LP
4.650% due 10/15/2025		1,375	1,204
Terraform Global Operating LLC
9.750% due 08/15/2022		775	622

			8,234

Total Corporate Bonds & Notes (Cost $140,500)			128,020

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028		580	580

Total Municipal Bonds & Notes (Cost $532)			580

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
5.422% due 07/25/2025		2,700	2,690
Freddie Mac
5.992% due 11/25/2055		399	233
7.972% due 12/25/2027		1,800	1,684

Total U.S. Government Agencies (Cost $4,735)			4,607

U.S. TREASURY OBLIGATIONS 11.3%
U.S. Treasury Bonds
2.000% due 08/15/2025		9,000	8,776
2.875% due 08/15/2045		19,895	19,290

3.125% due 08/15/2044 (j)(l)		4,200	4,285
U.S. Treasury Notes
1.625% due 06/30/2020 (i)(j)(l)		15,000	14,944
1.625% due 07/31/2020 (j)(l)		13,100	13,042
2.250% due 11/15/2025		850	848

Total U.S. Treasury Obligations (Cost $61,945)			61,185

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.3%
Adjustable Rate Mortgage Trust
1.572% due 03/25/2035		2,287	1,976
American Home Mortgage Assets Trust
0.962% due 11/25/2035		1,313	1,163
American Home Mortgage Investment Trust
2.404% due 11/25/2045 ^		99	77
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^		675	578
16.012% due 09/25/2035 ^		1,613	1,981
Banc of America Funding Trust
2.973% due 09/20/2047 ^		1,802	1,347
7.000% due 10/25/2037 ^		441	278
Banc of America Mortgage Trust
6.000% due 10/25/2036 ^		953	807
BCAP LLC Trust
0.642% due 05/25/2047 ^		601	461
0.721% due 05/26/2035		61	58
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 02/25/2036		560	489
2.802% due 05/25/2047 ^		1,105	997
4.718% due 06/25/2047 ^		457	410
Bear Stearns ALT-A Trust
2.518% due 04/25/2037		778	588
Berica ABS SRL
0.168% due 12/31/2055	EUR	476	513
Berica Residential MBS SRL
0.229% due 03/31/2048		243	259
Chase Mortgage Finance Trust
2.656% due 09/25/2036 ^		$303	272
Citigroup Mortgage Loan Trust, Inc.
6.000% due 11/25/2036		174	181
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		536	549
CitiMortgage Alternative Loan Trust
6.000% due 10/25/2036 ^		376	336
Countrywide Alternative Loan Trust
0.582% due 12/25/2046 ^		1,614	1,712
0.592% due 11/25/2036		5,536	5,442
0.592% due 06/25/2046		515	530
0.592% due 09/20/2046		641	561
0.597% due 12/20/2046 ^		2,262	1,687
0.612% due 07/20/2046 ^		3,325	2,440
0.612% due 07/25/2046 ^		492	459
0.612% due 09/25/2046 ^		1,116	980
0.722% due 06/25/2035 ^		1,030	853
0.732% due 11/25/2035		316	266
0.822% due 04/25/2035 ^		914	766
1.722% due 10/25/2035 ^		519	421
5.500% due 11/25/2035 ^		2,457	2,254
5.750% due 07/25/2035 ^		285	265
6.000% due 05/25/2036 ^		5,049	4,160
6.000% due 08/25/2036 ^		657	613
6.000% due 01/25/2037 ^		489	464
6.000% due 04/25/2037		874	770
6.000% due 05/25/2037 ^		3,787	3,130
Countrywide Home Loan Mortgage Pass-Through Trust
2.634% due 09/25/2037 ^		1,254	1,101
5.750% due 07/25/2037 ^		330	313
6.000% due 10/25/2034		26	27
Credit Suisse Mortgage Capital Certificates
2.380% due 07/27/2037		5,139	4,073
2.838% due 12/29/2037		7,413	4,392
6.000% due 01/27/2047		741	759
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		1,450	1,113
Deutsche ALT-A Securities, Inc.
0.522% due 08/25/2037 ^		1,594	1,304
0.572% due 02/25/2047		4,565	3,262
First Horizon Alternative Mortgage Securities Trust
2.207% due 08/25/2035 ^		354	306
6.000% due 05/25/2036 ^		18	15
GSMSC Resecuritization Trust
0.391% due 08/26/2033		3,500	2,946
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^		3,801	3,312

Impac Secured Assets Trust
0.572% due 11/25/2036	2,121	1,506
IndyMac Mortgage Loan Trust
0.632% due 05/25/2046	1,124	929
0.672% due 02/25/2037	500	318
2.578% due 07/25/2037	661	452
2.674% due 11/25/2035 ^	799	678
2.950% due 05/25/2037 ^	453	348
6.250% due 11/25/2037 ^	518	435
JPMorgan Alternative Loan Trust
3.192% due 11/25/2036 ^	700	631
JPMorgan Mortgage Trust
2.690% due 10/25/2036 ^	1,070	910
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	2,124	2,042
Lehman XS Trust
0.381% due 03/25/2047 ^	2,070	1,684
MASTR Adjustable Rate Mortgages Trust
5.130% due 11/25/2034	505	496
Merrill Lynch Alternative Note Asset Trust
0.532% due 03/25/2037	2,895	1,337
Morgan Stanley Mortgage Loan Trust
3.146% due 11/25/2037	788	607
Residential Accredit Loans, Inc. Trust
0.612% due 07/25/2036	1,346	1,058
0.772% due 08/25/2035 ^	1,489	1,099
3.069% due 07/25/2035	109	101
3.613% due 09/25/2035 ^	94	77
3.651% due 12/26/2034 ^	850	706
Residential Asset Securitization Trust
5.500% due 09/25/2035 ^	887	777
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^	425	382
Structured Asset Mortgage Investments Trust
0.632% due 09/25/2047 ^	4,080	2,832
0.642% due 05/25/2036	1,025	770
1.657% due 12/25/2035 ^	1,352	938
Structured Asset Securities Corp. Trust
0.772% due 02/25/2035	390	367
Suntrust Adjustable Rate Mortgage Loan Trust
6.005% due 02/25/2037 ^	542	532
TBW Mortgage-Backed Trust
0.622% due 09/25/2036 ^	335	319
WaMu Mortgage Pass-Through Certificates Trust
1.901% due 07/25/2047 ^	171	116
2.185% due 12/25/2036 ^	335	299
2.378% due 08/25/2036 ^	1,344	1,173
Washington Mutual Mortgage Pass-Through Certificates Trust
1.007% due 02/25/2047 ^	2,913	2,110
Wells Fargo Alternative Loan Trust
0.962% due 03/25/2037 ^	3,495	2,558
6.250% due 07/25/2037 ^	433	400

Total Non-Agency Mortgage-Backed Securities (Cost $88,727)		93,003

ASSET-BACKED SECURITIES 22.8%
ACE Securities Corp. Home Equity Loan Trust
0.562% due 07/25/2036	1,354	946
0.722% due 02/25/2036	1,300	1,172
0.972% due 12/25/2045 ^	1,000	627
1.082% due 11/25/2035	1,200	1,031
Ameriquest Mortgage Securities, Inc.
1.042% due 05/25/2035	1,000	823
Argent Securities Trust
0.612% due 03/25/2036	4,145	2,044
Argent Securities, Inc.
0.652% due 01/25/2036	756	579
0.802% due 02/25/2036	1,067	729
Asset-Backed Funding Certificates Trust
0.532% due 01/25/2037	2,840	1,751
0.562% due 10/25/2036	878	727
1.422% due 06/25/2037	614	455
1.472% due 03/25/2034	1,638	1,320
Bear Stearns Asset-Backed Securities Trust
0.532% due 02/25/2037	477	453
0.592% due 05/25/2036 ^	2,173	2,042
0.662% due 06/25/2047	400	344
0.772% due 12/25/2035 ^	751	508
0.822% due 09/25/2046	297	255
0.872% due 08/25/2036	2,400	2,071
1.102% due 10/25/2035	1,400	1,163
2.222% due 07/25/2034	1,173	1,080
Citigroup Mortgage Loan Trust, Inc.
0.562% due 05/25/2037	289	285
0.582% due 12/25/2036	1,951	1,293
0.682% due 03/25/2036	425	327

Countrywide Asset-Backed Certificates
0.562% due 06/25/2047 ^	1,702	1,320
0.602% due 06/25/2047	2,082	1,908
0.642% due 09/25/2047	1,500	1,161
0.712% due 06/25/2036	2,550	2,291
0.712% due 08/25/2036	1,300	1,171
0.807% due 11/25/2035	1,186	1,146
0.862% due 04/25/2036	2,000	1,645
0.892% due 02/25/2036	12,000	10,800
2.822% due 01/25/2034 ^	753	545
Countrywide Asset-Backed Certificates Trust
0.572% due 02/25/2037	742	717
0.682% due 09/25/2046	2,500	1,663
1.172% due 11/25/2035	2,600	1,810
1.322% due 04/25/2035	1,000	826
Credit-Based Asset Servicing and Securitization LLC
0.532% due 11/25/2036	1,546	862
0.572% due 11/25/2036	773	434
0.642% due 07/25/2037	1,656	1,070
0.992% due 07/25/2036	1,700	1,574
First Franklin Mortgage Loan Trust
0.782% due 11/25/2035	1,200	868
Fremont Home Loan Trust
0.592% due 02/25/2036	654	562
0.662% due 08/25/2036	4,210	1,769
0.942% due 07/25/2035	1,800	1,346
GSAMP Trust
0.542% due 12/25/2036	659	364
0.562% due 06/25/2036	1,661	1,425
0.652% due 12/25/2046	623	351
0.662% due 12/25/2035	1,364	1,256
Home Equity Loan Trust
0.652% due 04/25/2037	2,200	1,302
HSI Asset Securitization Corp. Trust
0.812% due 11/25/2035	1,600	1,136
0.812% due 12/25/2035	2,400	1,760
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.862% due 03/25/2036	1,500	1,038
JPMorgan Mortgage Acquisition Trust
0.582% due 05/25/2037	1,000	926
0.612% due 03/25/2047	1,200	859
Long Beach Mortgage Loan Trust
0.602% due 03/25/2046	3,650	2,293
0.852% due 11/25/2035	3,100	2,680
3.197% due 07/25/2033	2,033	1,956
MASTR Asset-Backed Securities Trust
0.532% due 08/25/2036	801	383
0.552% due 10/25/2036	1,307	748
0.572% due 08/25/2036	1,813	873
0.592% due 10/25/2036	3,326	2,881
Merrill Lynch Mortgage Investors Trust
0.532% due 08/25/2037	2,651	1,604
0.582% due 04/25/2037	2,500	1,307
Morgan Stanley ABS Capital, Inc. Trust
0.572% due 06/25/2036	1,637	1,404
0.572% due 10/25/2036	2,640	1,643
0.572% due 12/25/2036	161	96
0.652% due 09/25/2036	1,114	628
1.067% due 09/25/2035	700	618
1.187% due 07/25/2035	1,116	1,065
1.672% due 07/25/2037	800	550
Morgan Stanley Home Equity Loan Trust
0.772% due 04/25/2037	308	178
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^	1,908	1,252
Nationstar Home Equity Loan Trust
0.742% due 04/25/2037	1,300	935
New Century Home Equity Loan Trust
3.422% due 01/25/2033 ^	196	174
Option One Mortgage Loan Trust
0.562% due 01/25/2037	1,331	771
0.592% due 05/25/2037	1,365	835
Ownit Mortgage Loan Trust
1.022% due 10/25/2036 ^	1,438	1,132
Park Place Securities, Inc.
0.912% due 08/25/2035	900	738
People’s Financial Realty Mortgage Securities Trust
0.562% due 09/25/2036	4,658	1,884
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037 ^	2,141	1,095
Residential Asset Mortgage Products Trust
0.451% due 12/25/2035	2,150	1,568
Residential Asset Securities Corp. Trust
0.582% due 06/25/2036	419	405
0.582% due 11/25/2036 ^	1,898	1,636

0.592% due 11/25/2036		833	735
1.302% due 08/25/2034		542	442
Saxon Asset Securities Trust
1.397% due 12/26/2034		1,093	846
Securitized Asset-Backed Receivables LLC Trust
0.672% due 03/25/2036		1,976	1,200
0.672% due 05/25/2036		1,238	714
SG Mortgage Securities Trust
0.602% due 02/25/2036		1,605	991
Soundview Home Loan Trust
0.592% due 06/25/2036		627	583
0.682% due 02/25/2037		671	291
Specialty Underwriting & Residential Finance Trust
0.812% due 12/25/2036		1,400	1,161
Springleaf Funding Trust
3.920% due 01/16/2023		9,500	9,501
Structured Asset Investment Loan Trust
0.572% due 09/25/2036		1,435	1,149
0.582% due 05/25/2036		578	480
1.397% due 01/25/2035		2,639	1,896
1.547% due 01/25/2035		1,024	252
1.802% due 04/25/2033		99	83
1.997% due 01/25/2035		1,102	158
2.147% due 01/25/2035 ^		1,482	73
Truman Capital Mortgage Loan Trust
0.682% due 03/25/2036		1,377	1,254

Total Asset-Backed Securities (Cost $116,815)			123,071

SOVEREIGN ISSUES 1.6%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	600	609
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	38,000	7,670
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	200	257

Total Sovereign Issues (Cost $15,379)			8,536

		SHARES
COMMON STOCKS 1.1%
CONSUMER DISCRETIONARY 0.8%
CBS Corp. ‘B’ (i)		14,990	706
Hilton Worldwide Holdings, Inc. (i)		18,207	390
Macy’s, Inc. (i)		23,209	812
Melco Crown Entertainment Ltd. ADR		19,888	334
MGM Resorts International (b)(i)		40,157	912
Walt Disney Co.		3,184	335
Wynn Macau Ltd.		282,400	330
Wynn Resorts Ltd. (i)		5,109	354

			4,173

FINANCIALS 0.1%
Capital One Financial Corp. (i)		2,250	162
Citigroup, Inc. (i)		3,450	179
JPMorgan Chase & Co.		3,133	207

			548

HEALTH CARE 0.1%
Pfizer, Inc. (i)		20,302	655

INFORMATION TECHNOLOGY 0.1%
QUALCOMM, Inc.		7,851	392

Total Common Stocks (Cost $8,287)			5,768

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (g) 0.1%		454

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
0.151% due 01/14/2016 (c)(l)	$843	843

Total Short-Term Instruments (Cost $1,297)		1,297

Total Investments in Securities (Cost $469,175)		455,289

	SHARES
INVESTMENTS IN AFFILIATES 15.4%
SHORT-TERM INSTRUMENTS 15.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.4%
PIMCO Short-Term Floating NAV Portfolio III	8,407,345	83,014

Total Short-Term Instruments (Cost $83,362)		83,014

Total Investments in Affiliates (Cost $83,362)		83,014

Total Investments 99.9% (Cost $552,537)		$538,303
Financial Derivative Instruments (h)(k) (0.7%) (Cost or Premiums, net $1,520)		(4,006)
Other Assets and Liabilities, net 0.8%		4,532

Net Assets 100.0%		$538,829

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$2,139	$2,197	0.41%
KGH Intermediate Holdco LLC	8.500	08/08/2019	08/07/2014	14,310	12,179	2.26
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	3,000	3,084	0.57

				$19,449	$17,460	3.24%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$454	Fannie Mae 2.170% due 10/17/2022	$(467)	$454	$454

Total Repurchase Agreements						$(467)	$454	$454

(1)	Includes accrued interest.

As of December 31, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(2,463) at a weighted average interest rate of (0.404%).

Short Sales:

Short Sales on Common Stocks

Counterparty	Description	Shares	Proceeds	Payable for Short Sales (2)
GSC	Canadian Natural Resources Ltd.	36,200	$(833)	$(808)
	Noble Corp. PLC	128,000	(1,606)	(1,351)
KCG	Schlumberger Ltd.	8,900	(677)	(625)
SAL	National Oilwell Varco, Inc.	32,900	(1,249)	(1,117)
UBS	Ensco PLC ‘A’	48,580	(803)	(762)
	Transocean Ltd.	27,960	(426)	(346)

			$(5,594)	$(5,009)

Total Short Sales			$(5,594)	$(5,009)

(2)	Payable for short sales includes $52 of dividends payable.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - EUREX EURO STOXX 50 Index	3,600.000	12/20/2019	310	$922	$856
Call - EUREX EURO STOXX 50 Index	3,700.000	12/20/2019	93	365	230

				$1,287	$1,086

Total Purchased Options				$1,287	$1,086

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - EUREX EURO STOXX 50 Index	2,300.000	12/20/2019	310	$(1,024)	$(810)
Put - EUREX EURO STOXX 50 Index	2,400.000	12/20/2019	93	(297)	(276)

				$(1,321)	$(1,086)

Total Written Options				$(1,321)	$(1,086)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,121	$(259)	$0	$(42)
90-Day Eurodollar June Futures	Short	06/2017	197	(131)	0	(8)
90-Day Eurodollar March Futures	Short	03/2017	55	(25)	0	(2)
90-Day Eurodollar September Futures	Short	09/2016	67	(25)	0	(2)
Australia Government 10-Year Bond March Futures	Long	03/2016	432	30	0	(410)
E-mini S&P 500 Index March Futures	Short	03/2016	182	15	175	0
Euro STOXX 50 March Futures	Short	03/2016	210	287	39	0
Nikkei Index 400 March Futures	Long	03/2016	399	(74)	8	0
U.S. Treasury 10-Year Note March Futures	Long	03/2016	920	(288)	273	0

Total Futures Contracts				$(470)	$495	$(464)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	12,300	$864	$(3)	$3	$0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		$12,300	(27)	16	0	(3)
Receive	3-Month USD-LIBOR	2.910	08/20/2019		63,800	(513)	(284)	0	(35)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		87,500	(1,479)	(1,076)	0	(91)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		38,600	(568)	(685)	0	(70)
Receive	3-Month USD-LIBOR	2.330	08/19/2025		6,600	(137)	(113)	0	(22)
Receive	3-Month USD-LIBOR	2.335	08/24/2025		4,900	(102)	(85)	0	(17)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		56,800	(1,745)	(2,187)	0	(236)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		8,700	44	57	0	(33)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		12,200	(246)	(948)	0	(103)
Receive	6-Month GBP-LIBOR	2.000	03/16/2026	GBP	12,100	60	5	63	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		400	(12)	(2)	4	0
Receive	6-Month GBP-LIBOR	2.175	03/16/2046		1,000	(4)	(6)	11	0
Receive	6-Month GBP-LIBOR	2.150	03/16/2046		100	0	(1)	1	0
Pay	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	1,100	1	0	0	0
Pay	28-Day MXN-TIIE	5.630	07/07/2021	MXN	192,700	(6)	(55)	16	0
Pay	28-Day MXN-TIIE	5.810	09/29/2021		3,900	1	(9)	1	0

						$(3,869)	$(5,376)	$99	$(610)

Total Swap Agreements						$(3,869)	$(5,376)	$99	$(610)

(i)	Securities with an aggregate market value of $5,093 and cash of $6,076 have been pledged as collateral as of December 31, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)	Securities with an aggregate market value of $8,459 and cash of $2,196 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2016		$5,492	AUD	7,657	$88	$0
	02/2016	AUD	7,657		$5,484	0	(88)
BOA	01/2016		$1,472	CNY	9,490	0	(22)
	02/2016	THB	142,319		$3,964	15	0
	02/2016	TWD	129,982		4,006	66	0
BPS	01/2016		$2,087	CNY	13,503	0	(24)
	09/2016	CNH	57,369		$8,719	207	0
BRC	01/2016		$1,472	CNY	9,487	0	(23)
	03/2016	MXN	4,273		$247	1	0
	10/2016	CNH	11,132		1,700	51	0
CBK	02/2016	EUR	164		179	1	0
	02/2016	GBP	259		396	14	0
	02/2016		$625	GBP	419	0	(8)
DUB	01/2016	BRL	46,996		$12,443	564	0
	01/2016	KRW	5,429,679		4,643	26	0
	01/2016		$11,993	BRL	46,996	0	(114)
	02/2016	BRL	46,996		$11,876	114	0
FBF	09/2016	CNH	50,242		7,643	188	0
GLM	01/2016	JPY	1,307,303		10,703	0	(173)
	01/2016		$729	MYR	3,129	0	(4)
	02/2016		607	TWD	19,986	0	(1)
HUS	01/2016	EUR	14,549		$15,505	0	(307)
	01/2016		$4,571	CNY	29,463	0	(70)
	02/2016	HKD	8,065		$1,041	0	0
	02/2016		$641	SGD	904	0	(4)
JPM	01/2016	EUR	406		$442	1	(1)
	01/2016		$933	EUR	850	0	(9)
	01/2016		1,266	KRW	1,486,682	0	(2)
	01/2016		433	MYR	1,907	9	0
	02/2016	CAD	348		$262	11	0
	02/2016	EUR	245		268	2	0
	02/2016	GBP	824		1,251	36	0
	02/2016	NZD	1,530		1,011	0	(33)
	02/2016		$2,089	AUD	2,949	56	0
	02/2016		1,425	BRL	5,798	26	0
	02/2016		10,362	JPY	1,275,085	255	0
	02/2016		784	NZD	1,202	36	0
MSB	01/2016	JPY	18,600		$153	0	(2)
	01/2016		$10,951	JPY	1,325,903	81	0
	02/2016	AUD	1,553		$1,110	0	(20)
	02/2016	JPY	1,325,903		10,957	0	(81)
	02/2016		$584	THB	21,168	4	0
NAB	01/2016	AUD	7,657		$5,509	0	(71)
SCX	01/2016	MYR	19,327		4,401	0	(78)
	02/2016	SGD	5,638		4,005	35	0
UAG	01/2016		$15,389	EUR	14,105	15	(75)
	02/2016	EUR	13,605		$14,871	76	0

Total Forward Foreign Currency Contracts						$1,978	$(1,210)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
SCX	Call - OTC USD versus CNH	CNH 6.700	09/29/2016		$1,700	$38	$48

Options on Indices
Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC EURO STOXX 50 Index	3,631.000	12/20/2019	EUR	397	$1,382	$1,059

Total Purchased Options						$1,420	$1,107

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900%	01/20/2016	$13,350	$(19)	$(20)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	01/20/2016	12,725	(20)	(6)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	1,500	(3)	(2)
BPS	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	3,100	(5)	(3)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	01/20/2016	5,150	(8)	(3)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	16,100	(28)	(13)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	01/20/2016	25,450	(41)	(12)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	48,900	(85)	(79)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	1,900	(4)	(2)
JPM	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	4,300	(2)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	4,300	(9)	(7)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	03/16/2016	6,000	(16)	(10)

						$(240)	$(157)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC USD versus CNH	CNH	7.050	12/08/2016	$4,050	$(57)	$(69)
HUS	Call - OTC USD versus CNH		7.000	12/07/2016	5,850	(82)	(108)
JPM	Call - OTC USD versus CNH		7.000	12/07/2016	5,850	(82)	(108)
	Call - OTC USD versus CNH		7.050	12/08/2016	10,790	(152)	(183)
SCX	Put - OTC USD versus CNH		6.280	09/29/2016	1,700	(10)	(4)
	Call - OTC USD versus CNH		7.000	09/29/2016	1,700	(27)	(25)

						$(410)	$(497)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 5-Year Interest Rate Swap (Effective 03/30/2021)	3-Month USD-LIBOR	Receive	2.250%	03/28/2016	$8,000	$(34)	$(8)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR 397	$(1,381)	$(1,037)

Total Written Options					$(2,065)	$(1,699)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	NXP BV	(5.000)%	06/20/2021	1.976%	EUR	2,650	$(458)	$1	$0	$(457)
CBK	Newmont Mining Corp.	(1.000)	09/20/2020	2.194		$2,300	135	(16)	119	0
FBF	Barrick Gold Corp.	(1.000)	09/20/2020	3.363		650	56	9	65	0
	Halliburton Co.	(1.000)	09/20/2020	0.878		2,400	(42)	28	0	(14)
GST	ConocoPhillips	(1.000)	06/20/2019	1.298		4,100	(164)	203	39	0
	Dow Chemical Co.	(1.000)	12/20/2020	0.780		3,825	(38)	(4)	0	(42)
	Halliburton Co.	(1.000)	09/20/2020	0.878		650	(10)	6	0	(4)
	Newmont Mining Corp.	(1.000)	09/20/2020	2.194		2,200	119	(5)	114	0
	Vodafone Group PLC	(1.000)	06/20/2021	1.019	EUR	2,650	(3)	5	2	0
JPM	Barrick Gold Corp.	(1.000)	09/20/2020	3.363		$1,300	121	9	130	0
	Darden Restaurants, Inc.	(1.000)	06/20/2021	1.019		2,950	42	(40)	2	0
MYC	Canadian Natural Resources Ltd.	(1.000)	09/20/2020	2.957		2,600	101	116	217	0
	ConocoPhillips	(1.000)	06/20/2019	1.298		9,800	(200)	294	94	0
	ConocoPhillips	(1.000)	09/20/2020	1.755		7,000	(122)	353	231	0
	Dow Chemical Co.	(1.000)	12/20/2020	0.780		3,825	(41)	(1)	0	(42)
	EI du Pont de Nemours & Co.	(1.000)	12/20/2020	0.637		2,500	(39)	(5)	0	(44)

							$(543)	$953	$1,013	$(603)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Chesapeake Energy Corp.	5.000%	03/20/2020	45.092%	$500	$16	$(361)	$0	$(345)
	Sprint Communications, Inc.	5.000	06/20/2020	10.449	850	33	(179)	0	(146)
CBK	Sprint Communications, Inc.	5.000	12/20/2019	10.053	3,100	147	(605)	0	(458)
	Sprint Communications, Inc.	5.000	06/20/2020	10.449	250	11	(54)	0	(43)
FBF	American Airlines Group, Inc.	5.000	12/20/2016	1.314	250	5	5	10	0
	Sprint Communications, Inc.	5.000	06/20/2020	10.449	2,700	125	(588)	0	(463)
GST	Chesapeake Energy Corp.	5.000	03/20/2020	45.092	2,500	122	(1,847)	0	(1,725)
	Community Health Systems, Inc.	5.000	12/20/2020	5.777	5,025	39	(192)	0	(153)
	Greece Government International Bond	1.000	06/20/2016	21.949	800	(80)	17	0	(63)
	Petrobras International Finance Co.	1.000	12/20/2019	9.956	1,300	(147)	(211)	0	(358)
JPM	Community Health Systems, Inc.	5.000	12/20/2020	5.777	1,300	3	(43)	0	(40)
MYC	Chesapeake Energy Corp.	5.000	06/20/2020	44.776	3,475	157	(2,571)	0	(2,414)

						$431	$(6,629)	$10	$(6,208)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-21 5-Year Index 25-35%	5.000%	12/20/2018	$4,600	$586	$(40)	$546	$0
	CDX.HY-25 5-Year Index 25-35%	5.000	12/20/2020	1,500	118	8	126	0
CBK	CDX.HY-21 5-Year Index 25-35%	5.000	12/20/2018	5,800	808	(119)	689	0
JPM	CDX.HY-25 5-Year Index 25-35%	5.000	12/20/2020	3,425	295	(8)	287	0
MYC	CDX.HY-25 5-Year Index 25-35%	5.000	12/20/2020	6,000	480	22	502	0

					$2,287	$(137)	$2,150	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	1-Year BRL-CDI	15.510%	07/01/2016	BRL	30,900	$5	$29	$34	$0
GLM	Pay	1-Year BRL-CDI	14.720	01/02/2018		38,200	(11)	(207)	0	(218)
JPM	Pay	3-Month NZD-LIBOR	5.000	12/17/2024	NZD	1,700	30	90	120	0

							$24	$(88)	$154	$(218)

Total Swap Agreements							$2,199	$(5,901)	$3,327	$(7,029)

(l)	Securities with an aggregate market value of $6,293 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$20,583	$8,639	$29,222
Corporate Bonds & Notes
Banking & Finance	0	31,151	30,995	62,146
Industrials	0	57,640	0	57,640
Utilities	0	8,234	0	8,234
Municipal Bonds & Notes
New York	0	580	0	580
U.S. Government Agencies	0	4,374	233	4,607
U.S. Treasury Obligations	0	61,185	0	61,185
Non-Agency Mortgage-Backed Securities	0	93,003	0	93,003
Asset-Backed Securities	0	123,071	0	123,071
Sovereign Issues	0	8,536	0	8,536
Common Stocks
Consumer Discretionary	4,173	0	0	4,173
Financials	548	0	0	548
Health Care	655	0	0	655
Information Technology	392	0	0	392
Short-Term Instruments
Repurchase Agreements	0	454	0	454
U.S. Treasury Bills	0	843	0	843
	$5,768	$409,654	$39,867	$455,289

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	83,014	0	0	83,014

Total Investments	$88,782	$409,654	$39,867	$538,303

Short Sales, at Value - Liabilities
Common Stocks	$(5,009)	$0	$0	$(5,009)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	495	1,185	0	1,680
Over the counter	0	6,412	0	6,412
	$495	$7,597	$0	$8,092

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(464)	(1,696)	0	(2,160)
Over the counter	0	(9,938)	0	(9,938)

	$(464)	$(11,634)	$0	$(12,098)

Totals	$83,804	$405,617	$39,867	$529,288

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$28,305	$2,178	$(18,954)	$(4)	$(174)	$(421)	$0	$(2,291)	$8,639	$(780)
Corporate Bonds & Notes
Banking & Finance	53,600	1,313	(21,428)	47	206	(2,743)	0	0	30,995	(2,578)
U.S. Government Agencies	0	236	(1)	0	0	(2)	0	0	233	(2)
Asset-Backed Securities	9,550	0	0	36	0	(85)	0	(9,501)	0	0

Totals	$91,455	$3,727	$(40,383)	$79	$32	$(3,251)	$0	$(11,792)	$39,867	$(3,360)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$4,308	Proxy Pricing	Base Price	99.25 - 102.50
	4,331	Third Party Vendor	Broker Quote	62.50 - 99.38
Corporate Bonds & Notes
Banking & Finance	5,615	Reference Instrument	Spread	210.00 bps
	12,179	Reference Instrument	Spread Movement	653.21 bps
	13,201	Proxy Pricing	Base Price	99.87 - 102.67
U.S. Government Agencies	233	Proxy Pricing	Base Price	59.00 - 102.50

Total	$39,867

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.9%
BANK LOAN OBLIGATIONS 5.9%
Albertson’s Holdings LLC
5.125% due 08/25/2019		$2,503	$2,482
5.500% due 03/21/2019		4,821	4,803
5.500% due 08/25/2021		993	986
Amaya Holdings BV
5.000% due 08/01/2021		17,164	16,077
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021		2,925	2,923
CCO Safari LLC
3.250% due 08/24/2021		1,400	1,391
Charter Communications Operating LLC
3.500% due 01/24/2023		4,400	4,397
Community Health Systems, Inc.
3.750% due 12/31/2019		1,384	1,351
4.000% due 01/27/2021		2,546	2,506
Dell International LLC
4.000% due 04/29/2020		5,558	5,531
Endo Luxembourg Finance Co. SARL
3.750% due 09/26/2022		2,700	2,669
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		30,022	29,970
Flying Fortress, Inc.
3.500% due 04/30/2020		100	100
Gardner Denver, Inc.
4.250% due 07/30/2020		7,021	6,346
Gates Global, Inc.
4.250% due 07/05/2021		2,765	2,601
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		28	28
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		7,671	7,276
Las Vegas Sands LLC
3.250% due 12/19/2020		893	883
Numericable U.S. LLC
4.500% due 05/21/2020		3,465	3,350
OGX
TBD% - 13.000% due 04/10/2049		1,281	1,312
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020		426	425
Realogy Corp.
3.750% due 03/05/2020		3,404	3,388
Rise Ltd.
4.750% due 01/31/2021 (f)		6,198	6,151
Seadrill Partners Finco LLC
4.000% due 02/21/2021		1,756	727
Station Casinos LLC
4.250% due 03/02/2020		11,817	11,616
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016		7,901	7,861
Valeant Pharmaceuticals International, Inc.
4.000% due 04/01/2022		4,764	4,602

Total Bank Loan Obligations (Cost $134,995)			131,752

CORPORATE BONDS & NOTES 54.5%
BANKING & FINANCE 27.8%
ABN AMRO Bank NV
4.750% due 07/28/2025		1,200	1,198
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		2,200	2,203
5.000% due 10/01/2021		1,300	1,342
Ally Financial, Inc.
4.125% due 03/30/2020		4,550	4,539
American International Group, Inc.
6.250% due 05/01/2036		7,600	8,807
8.175% due 05/15/2068		500	659
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		1,300	1,401
Banco do Brasil S.A.
3.875% due 10/10/2022		1,589	1,216
6.000% due 01/22/2020		5,300	5,292
9.000% due 06/18/2024 (e)		1,204	795
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	9,500	11,253

Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		$2,860	2,864
Bank of America Corp.
6.100% due 03/17/2025 (e)		9,000	9,135
Banque PSA Finance S.A.
5.750% due 04/04/2021		11,874	12,657
Barclays Bank PLC
7.625% due 11/21/2022		28,900	32,964
14.000% due 06/15/2019 (e)	GBP	5,400	10,312
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	2,900	3,426
8.250% due 12/15/2018 (e)		$700	748
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,700	1,811
6.750% due 09/30/2022		500	551
7.250% due 04/22/2020		2,500	2,667
Blackstone CQP Holdco LP
9.296% due 03/19/2019		37,115	37,018
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		2,900	2,980
BPCE S.A.
4.500% due 03/15/2025		15,300	14,712
Catlin Insurance Co. Ltd.
7.249% due 01/19/2017 (e)		460	367
CIT Group, Inc.
4.250% due 08/15/2017		27,300	27,982
5.250% due 03/15/2018		100	104
6.625% due 04/01/2018		500	529
CNP Assurances
7.375% due 09/30/2041	GBP	2,100	3,467
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020		2,625	4,225
7.500% due 07/08/2026		2,400	3,882
Credit Agricole S.A.
7.875% due 01/23/2024 (e)		$1,500	1,539
8.125% due 09/19/2033		2,600	2,876
8.375% due 10/13/2019 (e)		9,230	10,384
Credit Suisse AG
6.500% due 08/08/2023		16,600	17,925
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		6,600	6,958
Crown Castle International Corp.
5.250% due 01/15/2023		15,600	16,458
Denali Borrower LLC
5.625% due 10/15/2020		5,500	5,775
DNB Boligkreditt A/S
2.900% due 03/29/2016		1,000	1,004
Doctors Co.
6.500% due 10/15/2023		10,425	11,211
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		14,755	15,120
General Motors Financial Co., Inc.
3.450% due 04/10/2022		6,000	5,767
Heta Asset Resolution AG
4.250% due 10/31/2016 ^	EUR	10,140	7,493
4.375% due 01/24/2017 ^		12,900	9,533
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		$1,332	87
HSBC Capital Funding LP
10.176% due 06/30/2030 (e)		1,350	2,032
HSBC Holdings PLC
5.250% due 09/16/2022 (e)	EUR	200	215
6.000% due 09/29/2023 (e)		200	219
6.375% due 09/17/2024 (e)		$7,600	7,514
6.375% due 03/30/2025 (e)		1,600	1,602
6.500% due 09/15/2037		125	150
7.625% due 05/17/2032		2,300	2,929
ING Groep NV
6.500% due 04/16/2025 (e)		700	687
Intesa Sanpaolo SpA
6.500% due 02/24/2021		19,500	22,144
iStar, Inc.
4.000% due 11/01/2017		4,700	4,620
5.000% due 07/01/2019		9,800	9,555
JPMorgan Chase & Co.
7.900% due 04/30/2018 (e)		15,500	15,798
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (f)		3,391	2,841
La Mondiale SAM
5.050% due 12/17/2025 (e)	EUR	5,500	6,043
LBG Capital PLC
15.000% due 12/21/2019		4,700	7,317
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$12,800	18,263
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	3,012

Navient Corp.
8.000% due 03/25/2020		$17,000	16,838
8.450% due 06/15/2018		5,375	5,671
NN Group NV
4.500% due 01/15/2026 (e)	EUR	8,100	8,679
Novo Banco S.A.
5.000% due 04/23/2019		2,150	2,053
5.000% due 05/14/2019		5,700	5,430
5.000% due 05/21/2019		2,500	2,432
7.000% due 03/04/2016		500	523
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$700	685
4.950% due 04/01/2024		1,900	1,922
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		5,400	5,488
7.250% due 12/15/2021		5,000	5,025
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (d)		1,600	1,532
Rabobank Group
8.400% due 06/29/2017 (e)		5,900	6,355
11.000% due 06/30/2019 (e)		22,988	28,465
Rio Oil Finance Trust
9.250% due 07/06/2024		17,600	13,046
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		1,200	1,253
7.648% due 09/30/2031 (e)		1,850	2,301
8.000% due 08/10/2025 (e)		700	742
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		16,050	15,878
SL Green Realty Corp.
4.500% due 12/01/2022		10,300	10,446
Societe Generale S.A.
8.000% due 09/29/2025 (e)		13,300	13,576
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	200	243
Synchrony Financial
2.700% due 02/03/2020		$600	589
UBS AG
4.750% due 05/22/2023		900	916
7.250% due 02/22/2022		5,200	5,440
7.625% due 08/17/2022		23,500	26,825
UOB Cayman Ltd.
5.796% due 03/15/2016 (e)		1,700	1,714
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	2,610	3,992
Wells Fargo & Co.
7.980% due 03/15/2018 (e)		$5,600	5,824
Wells Fargo Capital
5.950% due 12/01/2086		2,800	2,842

			624,902

INDUSTRIALS 19.3%
ADT Corp.
4.875% due 07/15/2042		6,460	4,651
ALROSA Finance S.A.
7.750% due 11/03/2020		13,400	14,149
Altice Financing S.A.
6.625% due 02/15/2023		1,000	990
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	1,300	1,327
7.750% due 05/15/2022		$900	815
Aviation Capital Group Corp.
7.125% due 10/15/2020		5,245	6,012
California Resources Corp.
5.000% due 01/15/2020 (g)		1,516	548
5.500% due 09/15/2021		1,425	456
6.000% due 11/15/2024		942	290
8.000% due 12/15/2022 (g)		10,412	5,505
CCO Safari LLC
4.908% due 07/23/2025		4,200	4,202
6.484% due 10/23/2045		1,100	1,103
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	2,600	2,642
6.500% due 12/10/2019		$9,800	9,481
Chesapeake Energy Corp.
3.571% due 04/15/2019		16,900	4,774
CNOOC Finance Ltd.
3.000% due 05/09/2023		3,000	2,817
3.875% due 05/02/2022		300	304
Columbus International, Inc.
7.375% due 03/30/2021		700	696
CONSOL Energy, Inc.
5.875% due 04/15/2022		3,500	2,187

Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		815	849
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		2,700	57
9.250% due 06/30/2020 ^		14,300	304
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		3,400	2,337
CSC Holdings LLC
8.625% due 02/15/2019		5,300	5,658
CSN Islands Corp.
6.875% due 09/21/2019 (g)		2,030	1,076
CVS Pass-Through Trust
5.773% due 01/10/2033		348	376
6.943% due 01/10/2030		9,559	10,948
7.507% due 01/10/2032		9,689	11,449
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		37	42
7.750% due 06/17/2021		425	477
Denbury Resources, Inc.
4.625% due 07/15/2023		1,550	507
DISH DBS Corp.
5.125% due 05/01/2020		1,600	1,588
5.875% due 11/15/2024		1,700	1,517
7.875% due 09/01/2019		6,900	7,521
Dollar Tree, Inc.
5.250% due 03/01/2020		500	519
5.750% due 03/01/2023		1,150	1,205
Dynegy, Inc.
6.750% due 11/01/2019		2,200	2,079
7.375% due 11/01/2022		1,700	1,487
7.625% due 11/01/2024		700	602
Eagle Spinco, Inc.
4.625% due 02/15/2021		1,100	1,016
Endo Finance LLC
5.875% due 01/15/2023		2,200	2,167
6.000% due 02/01/2025		3,950	3,910
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,200	1,221
8.375% due 08/01/2066		7,175	6,440
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		7,350	7,479
Flextronics International Ltd.
5.000% due 02/15/2023		3,700	3,769
Freeport-McMoRan, Inc.
5.450% due 03/15/2043		500	263
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		1,900	1,425
GTL Trade Finance, Inc.
5.893% due 04/29/2024		8,700	6,220
HCA, Inc.
4.750% due 05/01/2023		10,300	10,223
7.500% due 02/15/2022		5,700	6,341
HD Supply, Inc.
7.500% due 07/15/2020		1,600	1,672
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	200	202
5.014% due 12/27/2017		900	905
KazMunayGas National Co. JSC
9.125% due 07/02/2018		$3,500	3,862
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		1,700	1,524
Kinder Morgan, Inc.
3.050% due 12/01/2019		200	185
4.300% due 06/01/2025		300	260
7.750% due 01/15/2032		1,600	1,525
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		4,800	4,512
4.500% due 08/15/2025		12,000	11,070
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		1,200	1,161
MCE Finance Ltd.
5.000% due 02/15/2021		13,900	12,718
Medtronic, Inc.
4.375% due 03/15/2035		1,000	1,012
New Albertson’s, Inc.
6.570% due 02/23/2028		800	670
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		12,300	12,654
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		527	554
Numericable-SFR S.A.S.
4.875% due 05/15/2019		900	894
5.375% due 05/15/2022	EUR	400	446
5.625% due 05/15/2024		400	442
6.000% due 05/15/2022		$2,800	2,723
6.250% due 05/15/2024		14,600	14,125

OGX Austria GmbH
8.375% due 04/01/2022 ^		12,200	0
8.500% due 06/01/2018 ^		20,900	0
ONEOK Partners LP
5.000% due 09/15/2023		8,250	7,236
Pertamina Persero PT
4.300% due 05/20/2023		10,000	9,116
4.875% due 05/03/2022		370	355
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		15,345	5,601
5.500% due 04/12/2037		47,385	17,319
Platform Specialty Products Corp.
6.500% due 02/01/2022		1,900	1,653
Regency Energy Partners LP
4.500% due 11/01/2023		11,400	9,883
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		7,200	7,635
Reynolds American, Inc.
4.000% due 06/12/2022		700	729
4.450% due 06/12/2025		900	944
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		18,600	18,966
6.875% due 02/15/2021		1,500	1,549
Rockies Express Pipeline LLC
6.000% due 01/15/2019		4,200	4,011
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		8,600	7,955
5.625% due 04/15/2023		100	88
5.750% due 05/15/2024		14,950	13,081
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	4,500	4,939
Sibur Securities Ltd.
3.914% due 01/31/2018		$2,808	2,734
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	200	309
T-Mobile USA, Inc.
6.250% due 04/01/2021		$8,000	8,280
6.375% due 03/01/2025		5,000	5,075
Telenet Finance Luxembourg S.C.A.
6.750% due 08/15/2024	EUR	1,500	1,788
Tenet Healthcare Corp.
4.500% due 04/01/2021		$5,200	5,096
5.000% due 03/01/2019		1,400	1,299
6.000% due 10/01/2020		4,500	4,759
Tesoro Logistics LP
6.125% due 10/15/2021		14,050	13,418
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	4,230	4,872
UPC Holding BV
6.375% due 09/15/2022		800	927
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016 ^		$1,800	41
9.500% due 01/21/2020 ^		1,300	5
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		4,200	3,969
Whiting Petroleum Corp.
5.000% due 03/15/2019		6,300	4,788
Wind Acquisition Finance S.A.
4.000% due 07/15/2020	EUR	3,300	3,586
7.375% due 04/23/2021		$14,800	14,023
Zhaikmunai LLP
6.375% due 02/14/2019		4,400	3,465
7.125% due 11/13/2019		10,050	7,864

			434,495

UTILITIES 7.4%
AES Corp.
8.000% due 06/01/2020		6,000	6,630
AT&T, Inc.
3.400% due 05/15/2025		5,500	5,297
Beaver Valley Funding Corp.
9.000% due 06/01/2017		12	13
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		2,027	2,039
CenturyLink, Inc.
5.625% due 04/01/2020		6,600	6,551
FirstEnergy Corp.
7.375% due 11/15/2031		6,490	7,924
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	107
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		7,800	7,265
4.950% due 02/06/2028		300	254
8.146% due 04/11/2018		2,500	2,700

Genesis Energy LP
5.625% due 06/15/2024		6,400	4,896
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		100	101
Majapahit Holding BV
7.750% due 01/20/2020		6,310	7,075
8.000% due 08/07/2019		6,900	7,745
Midwest Generation LLC
8.560% due 01/02/2016		20	20
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		14,325	12,731
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		10,912	4,037
Orange S.A.
5.000% due 10/01/2026 (e)	EUR	7,800	8,474
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		$379	421
Petrobras Global Finance BV
2.461% due 01/15/2019		400	305
3.000% due 01/15/2019		500	381
4.375% due 05/20/2023		600	398
4.875% due 03/17/2020		8,100	6,095
5.375% due 01/27/2021		18,800	14,053
6.875% due 01/20/2040		150	98
Petroleos Mexicanos
5.500% due 02/24/2025	EUR	3,800	4,257
5.500% due 06/27/2044		$11,100	8,406
6.625% due 06/15/2035		7,000	6,291
6.625% due 06/15/2038		6,600	5,841
Qwest Corp.
7.250% due 09/15/2025		3,250	3,464
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		735	785
5.838% due 09/30/2027		1,370	1,513
6.332% due 09/30/2027		500	565
Sprint Capital Corp.
6.900% due 05/01/2019		1,700	1,394
8.750% due 03/15/2032		300	226
Sprint Corp.
7.125% due 06/15/2024		2,300	1,685
7.875% due 09/15/2023		3,200	2,411
Terraform Global Operating LLC
9.750% due 08/15/2022		6,600	5,297
VimpelCom Holdings BV
5.950% due 02/13/2023		15,600	14,446
7.504% due 03/01/2022		1,100	1,106
Yellowstone Energy LP
5.750% due 12/31/2026		3,487	3,479

			166,776

Total Corporate Bonds & Notes (Cost $1,372,321)			1,226,173

MUNICIPAL BONDS & NOTES 3.4%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,900	1,785
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
5.400% due 06/01/2027		985	989
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037		1,050	978

			3,752

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		800	846
7.750% due 01/01/2042		2,475	2,507

			3,353

NEW JERSEY 1.0%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.625% due 06/01/2026		1,000	1,000
5.000% due 06/01/2041		25,085	20,840

			21,840

OHIO 1.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047		17,800	15,408
6.000% due 06/01/2042		8,425	7,444
6.500% due 06/01/2047		500	464

			23,316

TEXAS 1.1%
Texas Public Finance Authority Revenue Notes, Series 2014
5.250% due 07/01/2017	21,350	21,245
8.250% due 07/01/2024	3,500	3,483

		24,728

Total Municipal Bonds & Notes (Cost $73,001)		76,989

U.S. GOVERNMENT AGENCIES 6.9%
Fannie Mae
0.810% due 10/18/2030	3	3
0.922% due 03/25/2017	2	2
4.228% due 09/25/2040 (a)	1,200	177
5.000% due 11/01/2035	104	115
5.378% due 09/25/2037 (a)	2,145	302
6.500% due 06/25/2028	79	87
6.850% due 12/18/2027	51	58
Fannie Mae, TBA
3.500% due 01/01/2046 - 02/01/2046	146,400	150,762
Freddie Mac
0.831% due 09/15/2030	13	13
1.443% due 10/25/2044 - 02/25/2045	121	123
1.643% due 07/25/2044	180	183
2.487% due 05/01/2023	6	6
5.500% due 09/15/2017	10	11
6.500% due 07/25/2043	8	10
Ginnie Mae
1.625% due 11/20/2023 - 11/20/2027	36	37
1.750% due 03/20/2026 - 05/20/2026	32	32
1.875% due 07/20/2026	15	15
6.112% due 09/16/2042	1,456	1,477
9.250% due 06/20/2021	3	3
New Valley Generation
7.299% due 03/15/2019	355	390
Small Business Administration
4.340% due 03/01/2024	63	66
5.080% due 11/01/2022	117	126
5.130% due 09/01/2023	9	10
6.900% due 12/01/2020	72	77
7.150% due 03/01/2017	20	21
7.190% due 12/01/2019	37	39
7.300% due 05/01/2017	6	6
Vendee Mortgage Trust
6.000% due 12/15/2030	689	723

Total U.S. Government Agencies (Cost $155,184)		154,874

U.S. TREASURY OBLIGATIONS 5.1%
U.S. Treasury Bonds
2.000% due 02/15/2025 (k)	$1,900	1,857
2.000% due 08/15/2025	29,800	29,058
2.500% due 02/15/2045 (i)(k)	4,600	4,120
2.750% due 08/15/2042 (i)(k)	1,800	1,717
2.875% due 08/15/2045	25,450	24,676
3.000% due 05/15/2042 (i)(k)	4,000	4,018
3.125% due 02/15/2042 (i)(k)	8,400	8,658
3.125% due 02/15/2043 (i)(k)	2,100	2,149
4.375% due 05/15/2040 (k)	10,150	12,751
4.625% due 02/15/2040 (i)(k)	4,700	6,112
6.125% due 11/15/2027 (i)(k)	5,350	7,411
6.250% due 05/15/2030	7,950	11,531
U.S. Treasury Floating Rate Notes
0.428% due 10/31/2017 (k)	1,608	1,608

Total U.S. Treasury Obligations (Cost $120,671)		115,666

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.1%
Adjustable Rate Mortgage Trust
2.529% due 01/25/2035	1,700	1,740
2.819% due 01/25/2036 ^	456	403
2.894% due 11/25/2035	157	157
American Home Mortgage Assets Trust
0.612% due 05/25/2046 ^	412	304
0.632% due 10/25/2046	996	643
American Home Mortgage Investment Trust
2.404% due 12/25/2035	1,043	721
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	1,882	1,951
5.742% due 02/10/2051	6,871	7,155

Banc of America Funding Trust
0.922% due 06/26/2035	2,381	2,239
0.922% due 07/26/2036	58	58
2.621% due 03/20/2036	148	137
2.858% due 09/20/2035 ^	199	173
5.500% due 01/25/2036	468	493
6.000% due 07/25/2037 ^	623	497
6.000% due 08/25/2037 ^	433	381
Banc of America Mortgage Trust
2.538% due 11/25/2034	77	74
2.635% due 02/25/2036 ^	46	41
3.088% due 11/20/2046 ^	3,566	2,964
5.500% due 12/25/2020	138	142
5.500% due 11/25/2035 ^	140	134
6.000% due 10/25/2036 ^	361	306
BCAP LLC Trust
0.351% due 06/26/2037	93	91
Bear Stearns Adjustable Rate Mortgage Trust
2.429% due 02/25/2033	4	4
2.500% due 02/25/2036 ^	1,259	1,062
2.581% due 02/25/2033	7	7
2.652% due 08/25/2035	2,082	1,795
2.680% due 03/25/2035	11,292	11,343
2.735% due 01/25/2035	39	38
2.868% due 01/25/2034	16	16
2.965% due 01/25/2035	880	864
3.059% due 01/25/2034	4	4
Bear Stearns ALT-A Trust
0.762% due 08/25/2036 ^	1,639	1,321
2.601% due 05/25/2035	319	314
2.660% due 08/25/2036 ^	477	303
2.702% due 11/25/2036 ^	4,807	3,488
2.726% due 09/25/2035	1,280	1,088
2.743% due 03/25/2036 ^	475	365
2.760% due 11/25/2036	330	253
4.193% due 11/25/2036 ^	295	215
Chase Mortgage Finance Trust
5.500% due 11/25/2035	1,213	1,225
5.500% due 07/25/2037 ^	2,415	2,014
Citigroup Global Markets Mortgage Securities, Inc.
0.922% due 05/25/2032	18	18
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035 ^	376	373
2.623% due 03/25/2034	44	44
2.626% due 05/25/2035	988	935
2.660% due 05/25/2035	129	127
2.706% due 08/25/2035 ^	168	125
2.730% due 10/25/2035	686	681
2.905% due 09/25/2037 ^	1,059	962
3.108% due 09/25/2037 ^	632	535
5.302% due 04/25/2037 ^	730	640
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,724	1,515
Countrywide Alternative Loan Trust
0.542% due 06/25/2036	7,509	6,598
0.597% due 12/20/2046 ^	2,498	1,863
0.602% due 04/25/2046	17,960	15,690
0.612% due 07/20/2046 ^	964	707
0.682% due 09/20/2046	446	189
0.743% due 11/20/2035	372	302
1.257% due 12/25/2035	317	266
2.592% due 10/25/2035 ^	128	117
2.673% due 02/25/2037 ^	2,141	1,930
5.500% due 11/25/2035 ^	1,678	1,540
5.500% due 12/25/2035 ^	1,216	1,102
5.500% due 01/25/2036	489	445
5.750% due 02/25/2035	1,077	1,064
5.750% due 03/25/2037 ^	259	232
6.000% due 02/25/2037 ^	4,845	3,803
6.250% due 11/25/2036 ^	1,968	1,861
6.250% due 12/25/2036 ^	941	766
6.250% due 08/25/2037 ^	6,364	5,449
Countrywide Home Loan Mortgage Pass-Through Trust
0.652% due 05/25/2035	155	133
0.722% due 04/25/2046 ^	92	59
2.391% due 07/20/2034	355	354
2.561% due 04/20/2035	269	268
2.664% due 02/25/2034	567	560
2.716% due 10/19/2032	4	4
5.000% due 04/25/2035	109	110
5.500% due 01/25/2035	553	564
5.500% due 09/25/2035 ^	714	705
5.500% due 12/25/2035 ^	738	693
6.000% due 05/25/2036 ^	413	383
6.000% due 01/25/2037 ^	8,232	7,644

Countrywide Home Loan Reperforming REMIC Trust
0.762% due 06/25/2035		206	181
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		389	397
5.949% due 09/15/2039		11,013	11,473
Credit Suisse First Boston Mortgage Securities Corp.
2.265% due 06/25/2033		310	304
6.000% due 01/25/2036 ^		1,684	1,209
Credit Suisse Mortgage Capital Certificates
2.577% due 02/26/2036		1,272	1,232
2.703% due 09/26/2047		1,238	1,238
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		494	303
Deutsche ALT-A Securities, Inc.
0.602% due 06/25/2037 ^		1,929	1,626
3.050% due 10/25/2035		151	124
5.500% due 12/25/2035 ^		349	295
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		304	238
Deutsche Mortgage & Asset Receiving Corp.
1.321% due 07/27/2045		507	505
EMF-NL Prime BV
0.748% due 04/17/2041	EUR	1,657	1,677
First Horizon Asset Securities, Inc.
2.935% due 02/25/2036		$377	356
First Horizon Mortgage Pass-Through Trust
2.681% due 02/25/2035		540	541
5.750% due 02/25/2036 ^		253	229
5.750% due 05/25/2037 ^		1,564	1,317
GMAC Mortgage Corp. Loan Trust
3.036% due 11/19/2035		270	253
3.104% due 04/19/2036 ^		129	117
GreenPoint Mortgage Funding Trust
0.692% due 11/25/2045		71	62
Greenpoint Mortgage Pass-Through Certificates
2.865% due 10/25/2033		490	485
GSR Mortgage Loan Trust
2.311% due 06/25/2034		148	145
2.678% due 05/25/2035		680	635
2.699% due 11/25/2035 ^		170	142
2.734% due 11/25/2035		1,718	1,658
2.793% due 09/25/2035		121	122
2.814% due 05/25/2034		552	548
2.869% due 01/25/2036 ^		232	217
6.000% due 02/25/2036 ^		3,371	2,739
6.000% due 03/25/2037 ^		627	601
6.000% due 05/25/2037 ^		256	240
HarborView Mortgage Loan Trust
0.592% due 09/19/2037		921	741
0.592% due 01/19/2038		1,128	929
4.007% due 06/19/2036 ^		272	187
HomeBanc Mortgage Trust
0.682% due 01/25/2036		754	660
5.109% due 04/25/2037 ^		203	165
IndyMac Mortgage Loan Trust
0.491% due 06/25/2037 ^		290	201
0.662% due 07/25/2035		90	79
2.578% due 07/25/2037		186	127
2.879% due 08/25/2036		127	90
3.000% due 06/25/2036		639	524
JPMorgan Alternative Loan Trust
0.532% due 09/25/2036 ^		1,108	1,016
0.562% due 03/25/2037		1,371	1,024
JPMorgan Mortgage Trust
2.048% due 07/27/2037		2,212	2,069
2.534% due 07/25/2035		156	155
2.618% due 07/25/2035		132	131
2.693% due 04/25/2035		1,871	1,887
2.749% due 08/25/2035 ^		903	860
4.388% due 04/25/2036 ^		155	143
4.504% due 06/25/2037 ^		3,731	3,374
5.750% due 01/25/2036 ^		496	436
JPMorgan Resecuritization Trust
0.693% due 06/26/2036		62	62
0.693% due 03/26/2037		742	730
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		1,681	1,706
5.424% due 02/15/2040		701	718
5.866% due 09/15/2045		516	542
Lehman XS Trust
0.381% due 03/25/2047 ^		1,121	912
0.602% due 07/25/2037 ^		897	632
MASTR Adjustable Rate Mortgages Trust
0.561% due 05/25/2047 ^		386	180
0.662% due 05/25/2037		192	125
0.997% due 01/25/2047 ^		1,179	835
2.630% due 08/25/2034		56	56
3.039% due 11/25/2033		39	39

MASTR Alternative Loan Trust
0.822% due 03/25/2036	607	151
Merrill Lynch Alternative Note Asset Trust
2.873% due 06/25/2037 ^	273	187
Merrill Lynch Mortgage Investors Trust
0.632% due 02/25/2036	2,521	2,345
1.904% due 10/25/2035	998	973
2.286% due 12/25/2035	1,713	1,581
2.678% due 05/25/2034	468	464
2.798% due 11/25/2035	259	258
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	729	759
5.877% due 08/12/2049	300	313
Morgan Stanley Capital Trust
5.692% due 04/15/2049	1,200	1,232
5.917% due 06/11/2049	2,839	2,953
Morgan Stanley Mortgage Loan Trust
2.225% due 06/25/2036	66	64
2.538% due 07/25/2035 ^	3,286	2,830
3.146% due 11/25/2037	1,745	1,344
6.000% due 10/25/2037 ^	7,199	5,967
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.820% due 03/25/2047	237	243
Opteum Mortgage Acceptance Corp.
0.802% due 12/25/2035	1,804	1,617
Prime Mortgage Trust
0.922% due 02/25/2035	683	652
RBSGC Structured Trust
5.500% due 11/25/2035 ^	5,589	4,848
RBSSP Resecuritization Trust
0.725% due 09/26/2034	515	488
0.725% due 03/26/2036	216	214
0.922% due 04/26/2037	542	515
Residential Accredit Loans, Inc. Trust
0.522% due 05/25/2037	698	517
0.612% due 07/25/2036	326	256
0.622% due 12/25/2046 ^	463	321
0.652% due 05/25/2037 ^	149	36
3.116% due 03/25/2035 ^	685	598
3.230% due 02/25/2035 ^	205	168
3.558% due 02/25/2036 ^	206	155
6.000% due 06/25/2036 ^	211	179
6.000% due 05/25/2037 ^	171	145
6.500% due 07/25/2036	769	647
Residential Asset Securitization Trust
0.822% due 01/25/2046 ^	1,291	649
6.000% due 02/25/2036	566	433
6.250% due 09/25/2037 ^	2,482	1,779
Residential Funding Mortgage Securities, Inc. Trust
3.192% due 09/25/2035 ^	360	289
3.264% due 02/25/2036 ^	985	896
6.000% due 10/25/2036 ^	954	856
Structured Adjustable Rate Mortgage Loan Trust
0.622% due 04/25/2047	1,176	860
2.540% due 01/25/2035	448	428
2.579% due 09/25/2035	5,032	4,509
2.789% due 09/25/2036 ^	2,408	1,568
3.052% due 05/25/2036 ^	4,750	4,383
4.652% due 03/25/2036 ^	152	127
Structured Asset Mortgage Investments Trust
0.642% due 05/25/2036	1,967	1,479
0.682% due 05/25/2046 ^	86	34
1.062% due 09/19/2032	45	44
Structured Asset Securities Corp.
2.427% due 07/25/2032	2	1
2.488% due 06/25/2033	362	356
6.000% due 11/25/2034	534	545
Structured Asset Securities Corp. Trust
5.500% due 12/25/2034	269	269
Wachovia Mortgage Loan Trust LLC
2.719% due 10/20/2035	134	130
2.754% due 08/20/2035 ^	1,338	1,224
WaMu Mortgage Pass-Through Certificates Trust
0.682% due 11/25/2045	1,571	1,482
0.692% due 12/25/2045	1,322	1,241
0.742% due 08/25/2045	1,204	1,128
0.957% due 02/25/2047 ^	962	749
1.007% due 06/25/2047 ^	213	76
1.053% due 12/25/2046	451	412
1.137% due 10/25/2046 ^	1,743	1,387
1.257% due 02/25/2046	630	581
1.257% due 08/25/2046	3,995	3,342
1.457% due 11/25/2042	3	3
1.643% due 08/25/2042	7	7

1.657% due 06/25/2042	6	6
1.899% due 02/27/2034	50	49
2.149% due 07/25/2046	1,199	1,082
2.151% due 10/25/2046	316	285
2.402% due 02/25/2037 ^	720	640
2.408% due 09/25/2036 ^	659	599
2.522% due 09/25/2033	6,755	6,847
3.824% due 12/25/2036 ^	669	610
Washington Mutual Mortgage Pass-Through Certificates Trust
0.662% due 01/25/2047 ^	875	659
1.027% due 04/25/2047 ^	167	20
1.097% due 05/25/2047 ^	191	16
2.193% due 02/25/2033	3	3
Wells Fargo Mortgage-Backed Securities Trust
0.922% due 07/25/2037 ^	243	212
2.609% due 09/25/2033	142	141
2.645% due 07/25/2036 ^	712	674
2.683% due 04/25/2035	982	995
2.714% due 04/25/2036 ^	124	117
2.735% due 10/25/2035	699	701
2.738% due 06/25/2035	731	738
2.738% due 05/25/2036 ^	537	512
2.738% due 07/25/2036 ^	258	251
2.763% due 03/25/2036	1,934	1,918
2.809% due 11/25/2037 ^	1,661	1,474
2.853% due 12/25/2034	231	228
5.500% due 03/25/2036	2,638	2,723
5.750% due 05/25/2036 ^	968	953
6.000% due 04/25/2037 ^	1,194	1,174

Total Non-Agency Mortgage-Backed Securities (Cost $234,005)		248,337

ASSET-BACKED SECURITIES 3.2%
ACE Securities Corp. Home Equity Loan Trust
0.722% due 02/25/2036	700	631
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	6,075	6,086
Argent Securities Trust
0.692% due 05/25/2036	740	275
Asset-Backed Funding Certificates Trust
0.582% due 01/25/2037	996	619
0.642% due 01/25/2037	4,264	2,673
Bear Stearns Asset-Backed Securities Trust
0.532% due 02/25/2037	530	503
0.742% due 08/25/2036	2,491	2,481
0.912% due 09/25/2035	1,000	866
1.222% due 10/27/2032	36	34
1.422% due 10/25/2037	327	304
1.622% due 10/25/2034	300	298
1.672% due 08/25/2037	1,654	1,522
Carrington Mortgage Loan Trust
0.882% due 06/25/2035	1,500	1,458
Citigroup Mortgage Loan Trust, Inc.
0.672% due 08/25/2036	3,000	2,230
Countrywide Asset-Backed Certificates
0.592% due 06/25/2047	1,436	1,362
0.602% due 07/25/2036	495	488
0.602% due 06/25/2047	1,749	1,603
0.672% due 04/25/2036	244	244
0.682% due 11/25/2037	4,227	2,667
0.807% due 11/25/2035	641	620
4.874% due 04/25/2036	1,475	1,321
4.942% due 07/25/2036	1,300	1,184
5.049% due 10/25/2046 ^	2,031	1,929
Countrywide Asset-Backed Certificates Trust
0.572% due 02/25/2037	1,557	1,505
0.582% due 09/25/2046	187	168
0.772% due 04/25/2036	513	507
5.111% due 08/25/2035	1,000	986
Fieldstone Mortgage Investment Trust
0.582% due 11/25/2036	1,538	855
First Franklin Mortgage Loan Trust
0.562% due 09/25/2036	203	193
0.662% due 10/25/2036	1,862	1,257
1.697% due 07/25/2034	855	797
First NLC Trust
0.562% due 08/25/2037	234	121
0.702% due 08/25/2037	156	82
GSAA Home Equity Trust
0.592% due 09/25/2036	1,782	909
0.722% due 03/25/2037	406	247
GSAA Trust
0.722% due 05/25/2047	429	317
GSAMP Trust
0.572% due 08/25/2036	1,290	989

Home Equity Asset Trust
0.702% due 08/25/2036		1,000	859
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.662% due 11/25/2036		2,000	1,283
0.862% due 03/25/2036		6,000	4,151
JPMorgan Mortgage Acquisition Trust
0.572% due 07/25/2036		1,712	900
Long Beach Mortgage Loan Trust
0.802% due 08/25/2045		793	740
MASTR Specialized Loan Trust
1.172% due 11/25/2035		200	152
Merrill Lynch Mortgage Investors Trust
0.492% due 04/25/2047		1,879	1,065
0.682% due 03/25/2037		2,500	1,639
0.732% due 12/25/2036		3,300	3,099
0.742% due 03/25/2037		1,000	657
Morgan Stanley ABS Capital, Inc. Trust
0.512% due 01/25/2037		799	445
0.522% due 09/25/2036		9	4
0.562% due 10/25/2036		2,867	1,603
0.642% due 10/25/2036		1,737	983
1.997% due 09/25/2034		1,678	1,514
Morgan Stanley Home Equity Loan Trust
0.772% due 04/25/2037		264	153
Morgan Stanley Mortgage Loan Trust
0.782% due 04/25/2037		362	183
5.726% due 10/25/2036 ^		322	187
Morgan Stanley Structured Trust
0.502% due 06/25/2037		44	44
New Century Home Equity Loan Trust
0.702% due 10/25/2035		107	107
0.752% due 02/25/2036		1,400	1,316
Option One Mortgage Loan Trust
0.642% due 01/25/2037		621	364
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		964	520
Residential Asset Securities Corp. Trust
0.572% due 08/25/2036		566	549
0.582% due 06/25/2036		719	694
0.872% due 09/25/2035		1,068	1,054
1.517% due 03/25/2035		688	567
Securitized Asset-Backed Receivables LLC Trust
0.482% due 12/25/2036 ^		231	91
0.712% due 11/25/2035		693	654
0.712% due 12/25/2035		1,102	974
SG Mortgage Securities Trust
0.632% due 10/25/2036		2,000	1,167
Soundview Home Loan Trust
0.682% due 02/25/2037		1,676	727
Specialty Underwriting & Residential Finance Trust
0.722% due 12/25/2036		1,295	1,009
Structured Asset Investment Loan Trust
0.572% due 09/25/2036		531	426
0.582% due 05/25/2036		826	686
Structured Asset Securities Corp. Mortgage Loan Trust
0.792% due 04/25/2036		100	87

Total Asset-Backed Securities (Cost $63,824)			70,984

SOVEREIGN ISSUES 8.8%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	500	575
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		2,600	2,656
6.369% due 06/16/2018		$1,000	988
6.500% due 06/10/2019		1,000	983
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	66,300	13,382
10.000% due 01/01/2025		2,320	420
Colombia Government International Bond
8.125% due 05/21/2024		$6,400	7,690
Costa Rica Government International Bond
4.250% due 01/26/2023		6,200	5,456
7.000% due 04/04/2044		1,600	1,340
7.158% due 03/12/2045		900	757
9.995% due 08/01/2020		500	597
Dominican Republic International Bond
6.850% due 01/27/2045		3,000	2,842
7.450% due 04/30/2044		1,700	1,721
El Salvador Government International Bond
7.625% due 02/01/2041		4,100	3,490
7.650% due 06/15/2035		1,000	858
Hungary Government International Bond
5.750% due 11/22/2023		1,600	1,794

Indonesia Government International Bond
3.375% due 07/30/2025	EUR	7,200	7,400
5.125% due 01/15/2045		$12,730	11,540
5.875% due 03/13/2020		11,100	12,060
6.750% due 01/15/2044		2,800	3,008
Italy Buoni Poliennali Del Tesoro
2.500% due 12/01/2024	EUR	3,200	3,778
Kommunalbanken A/S
2.375% due 01/19/2016		$1,700	1,701
Mexico Government International Bond
4.750% due 03/08/2044		26,000	23,751
Morocco Government International Bond
4.250% due 12/11/2022		12,100	12,012
4.500% due 10/05/2020	EUR	2,200	2,598
Panama Government International Bond
6.700% due 01/26/2036		$8,600	10,255
8.875% due 09/30/2027		2,700	3,746
Peru Government International Bond
8.750% due 11/21/2033		9,400	13,277
Poland Government International Bond
6.375% due 07/15/2019		250	286
Qatar Government International Bond
6.400% due 01/20/2040		2,900	3,666
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	389,000	2,913
4.500% due 07/03/2017		380,000	2,909
Romania Government International Bond
2.875% due 10/28/2024	EUR	4,000	4,500
3.625% due 04/24/2024		3,400	4,051
Spain Government International Bond
2.750% due 10/31/2024		500	593
3.800% due 04/30/2024		1,900	2,425
Uruguay Government International Bond
5.100% due 06/18/2050		$7,700	6,660
7.625% due 03/21/2036		1,100	1,364
Venezuela Government International Bond
7.000% due 03/31/2038		2,700	1,019
8.250% due 10/13/2024		18,500	7,122
9.250% due 05/07/2028		1,800	711
9.375% due 01/13/2034		7,650	3,041
Vietnam Government International Bond
4.000% due 03/12/2028		5,580	5,403

Total Sovereign Issues (Cost $232,069)			197,338

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. ADR (b)		523,344	0

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		157,773	0

Total Common Stocks (Cost $845)			0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
CoBank ACB
6.200% due 01/01/2025 (e)		8,500	858

Total Preferred Securities (Cost $850)			858

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
0.109% due 01/07/2016 - 01/28/2016 (c)(k)		1,106	1,106

Total Short-Term Instruments (Cost $1,106)			1,106

Total Investments in Securities (Cost $2,388,871)			2,224,077

	SHARES
INVESTMENTS IN AFFILIATES 7.8%
SHORT-TERM INSTRUMENTS 7.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%
PIMCO Short-Term Floating NAV Portfolio III	17,669,063	174,464

Total Short-Term Instruments (Cost $175,139)		174,464

Total Investments in Affiliates (Cost $175,139)		174,464

Total Investments 106.7% (Cost $2,564,010)		$2,398,541
Financial Derivative Instruments (h)(j) (1.0%) (Cost or Premiums, net $(9,917))		(22,415)
Other Assets and Liabilities, net (5.7%)		(129,459)

Net Assets 100.0%		$2,246,667

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/08/2019	08/07/2014	$3,339	$2,841	0.13%
Rise Ltd.	4.750	01/31/2021	02/11/2014	6,234	6,151	0.27

				$9,573	$8,992	0.40%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.375%)	12/15/2015	TBD	(1)	$(2,715)	$(2,714)
BRC	(2.000)	11/24/2015	TBD	(1)	(897)	(895)
CFR	(1.750)	06/19/2015	TBD	(1)	(464)	(460)

Total Reverse Repurchase Agreements						$(4,069)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	Open maturity reverse repurchase agreement.

As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(54,115) at a weighted average interest rate of (0.180%).

Short Sales:

Short Sales on U.S. Government Agencies *:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	2.500%	01/01/2046	$16,100	$(15,451)	$(15,540)

Total Short Sales				$(15,451)	$(15,540)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $3,774 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	2,422	$(1,632)	$0	$(121)
Euro-BTP Italy Government Bond March Futures	Long	03/2016	55	(88)	39	0
Euro-Bund 10-Year Bond March Futures	Short	03/2016	50	122	0	(2)
U.S. Treasury 10-Year Note March Futures	Long	03/2016	1,578	(812)	469	0

Total Futures Contracts				$(2,410)	$508	$(123)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$46,332	$1,824	$(1,165)	$45	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	49,500	691	34	83	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	36,000	211	(82)	6	0

				$2,726	$(1,213)	$134	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	12/16/2016		$784,100	$(3,446)	$(543)	$0	$(101)
Pay	3-Month USD-LIBOR	1.750	12/16/2018		180,900	1,961	1,166	78	0
Receive	3-Month USD-LIBOR	2.250	08/14/2025		17,300	(237)	(149)	0	(57)
Pay	3-Month USD-LIBOR	2.500	06/15/2046		2,100	(94)	(10)	17	0
Pay	6-Month EUR-EURIBOR	0.500	03/16/2021	EUR	126,600	857	(126)	18	0
Pay	6-Month EUR-EURIBOR	1.000	03/16/2026		43,800	(195)	294	0	(36)
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		9,400	317	8	26	0
Pay	6-Month GBP-LIBOR	2.000	03/16/2026	GBP	30,000	(150)	290	0	(157)

						$(987)	$930	$139	$(351)

Total Swap Agreements						$1,739	$(283)	$273	$(351)

(i)	Securities with an aggregate market value of $11,846 and cash of $2,924 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016		$154,661	EUR	140,754	$0	$(1,696)
	02/2016	EUR	140,754		$154,770	1,700	0
	02/2016	THB	430,783		12,000	44	0
	02/2016	TWD	391,099		12,052	200	0
CBK	01/2016	EUR	23,328		25,227	0	(125)
	01/2016		$2,666	EUR	2,516	69	0
	02/2016	AUD	16,994		$11,938	0	(423)
DUB	01/2016	BRL	113,114		29,948	1,357	0
	01/2016	KRW	14,111,040		12,067	67	0
	01/2016		$28,867	BRL	113,114	0	(275)
	02/2016	BRL	113,114		$28,585	275	0
GLM	01/2016	JPY	6,924,774		56,691	0	(922)
HUS	01/2016	EUR	122,353		130,389	0	(2,579)
	10/2016	CNH	156,331		24,025	891	0
JPM	01/2016		$1,017	EUR	927	0	(9)
	01/2016		31,444	GBP	21,189	0	(207)
	02/2016	GBP	21,189		$31,445	206	0
	02/2016		$5,795	JPY	713,100	142	0
MSB	01/2016	GBP	19,264		$29,043	644	0
	01/2016		$57,231	JPY	6,924,775	382	0
	02/2016	JPY	6,924,774		$57,263	0	(384)
NGF	03/2016	MXN	193,818		11,118	0	(73)
SCX	01/2016	MYR	51,707		11,774	0	(208)
	01/2016		$678	TRY	2,000	5	0
	02/2016	SGD	16,871		$11,983	105	0
UAG	01/2016	GBP	1,925		2,902	64	0
	01/2016		$1,571	EUR	1,484	42	0
	02/2016		219	IDR	3,095,150	1	0
	02/2016		21,819	JPY	2,668,700	402	0
	05/2016		787	PLN	3,133	10	0

Total Forward Foreign Currency Contracts						$6,606	$(6,901)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC USD versus CNY	CNY	6.570	08/18/2016	$24,244	$514	$827

Total Purchased Options						$514	$827

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$58,000	$(97)	$(49)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.250	03/16/2016	2,200	(5)	(2)
JPM	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	01/20/2016	4,000	(8)	(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	02/17/2016	18,000	(38)	(17)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.200	02/17/2016	4,000	(8)	(2)

						$(156)	$(71)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD		$1.023	03/02/2016	EUR	22,900	$(208)	$(42)
	Call - OTC EUR versus USD		1.107	03/02/2016		22,900	(208)	(215)
BPS	Call - OTC USD versus CNY	CNY	6.940	08/18/2016		$24,244	(295)	(318)

							$(711)	$(575)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap (Effective 03/23/2021)	3-Month USD-LIBOR	Receive	2.550%	03/21/2016	$21,700	$(89)	$(66)
MYC	Call - OTC 5-Year Interest Rate Swap (Effective 03/23/2021)	3-Month USD-LIBOR	Receive	2.550	03/21/2016	266,200	(1,131)	(811)

							$(1,220)	$(877)

Total Written Options							$(2,087)	$(1,523)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CenturyLink, Inc.	(0.595%)	06/20/2017	1.384%	$5,000	$0	$56	$56	$0
GST	L Brands, Inc.	(2.410)	09/20/2017	0.478	2,000	0	(68)	0	(68)
UAG	CSX Corp.	(0.880)	06/20/2017	0.095	5,000	0	(60)	0	(60)

						$0	$(72)	$56	$(128)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2016	0.320%		$3,100	$16	$0	$16	$0
	Ford Motor Credit Co. LLC	5.000	12/20/2018	0.827		4,000	716	(225)	491	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		25,550	(95)	(41)	0	(136)
	NRG Energy, Inc.	5.000	06/20/2016	1.174		1,500	28	2	30	0
	NRG Energy, Inc.	5.000	09/20/2016	1.428		2,000	(12)	68	56	0
BPS	Brazil Government International Bond	1.000	03/20/2018	3.648		3,700	(45)	(162)	0	(207)
	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		100	(17)	(19)	0	(36)
	Jaguar Land Rover PLC	5.000	03/20/2018	1.353	EUR	7,700	859	(169)	690	0
	NRG Energy, Inc.	5.000	09/20/2016	1.428		$2,300	(23)	87	64	0
	South Africa Government International Bond	1.000	06/20/2017	2.258		1,600	(45)	16	0	(29)
	Turkey Government International Bond	1.000	12/20/2019	2.361		38,945	(1,751)	(204)	0	(1,955)
BRC	Ally Financial, Inc.	5.000	03/20/2020	1.817		5,340	906	(226)	680	0
	Brazil Government International Bond	1.000	03/20/2023	5.234		2,800	(151)	(507)	0	(658)
	China Government International Bond	1.000	09/20/2016	0.320		5,000	26	1	27	0
	Colombia Government International Bond	1.000	06/20/2020	2.261		8,100	(230)	(191)	0	(421)
	Community Health Systems, Inc.	5.000	06/20/2019	3.942		300	21	(10)	11	0
	Ford Motor Credit Co. LLC	5.000	12/20/2018	0.827		3,600	656	(214)	442	0
	Ford Motor Credit Co. LLC	5.000	12/20/2019	1.059		1,500	282	(55)	227	0
	Indonesia Government International Bond	1.000	06/20/2022	2.655		21,700	(2,593)	555	0	(2,038)
	Jaguar Land Rover PLC	5.000	03/20/2018	1.353	EUR	1,000	105	(15)	90	0
	Philippines Government International Bond	1.000	06/20/2021	1.209		$600	(17)	11	0	(6)
	Saudi Arabia Government International Bond	1.000	12/20/2020	1.526		3,500	(92)	8	0	(84)
	Seagate Technology HDD Holdings	5.000	03/20/2018	0.190		800	55	32	87	0
	Seagate Technology HDD Holdings	5.000	06/20/2018	0.199		400	24	24	48	0
	South Africa Government International Bond	1.000	06/20/2017	2.258		3,360	(123)	63	0	(60)
	South Africa Government International Bond	1.000	09/20/2017	2.346		360	(13)	5	0	(8)
	Volkswagen International Finance NV	1.000	12/20/2020	1.520	EUR	200	(15)	10	0	(5)
CBK	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		$11,100	(1,971)	(2,011)	0	(3,982)
	Mexico Government International Bond	1.000	12/20/2018	1.197		14,075	(49)	(26)	0	(75)
	South Africa Government International Bond	1.000	06/20/2017	2.258		1,300	(35)	12	0	(23)
	South Africa Government International Bond	1.000	09/20/2017	2.346		1,050	(18)	(6)	0	(24)
	Turkey Government International Bond	1.000	03/20/2020	2.454		16,600	(769)	(171)	0	(940)
	United Kingdom Gilt	1.000	06/20/2016	0.033		5,800	72	(43)	29	0
DUB	Export-Import Bank of China	1.000	09/20/2017	0.533		500	(19)	23	4	0
	France Government International Bond	0.250	03/20/2016	0.033		7,200	(256)	260	4	0
	Gazprom S.A.	1.490	09/20/2017	2.955		5,000	0	(101)	0	(101)
	Indonesia Government International Bond	1.000	12/20/2018	1.493		12,286	(488)	318	0	(170)
	NRG Energy, Inc.	5.000	06/20/2016	1.174		600	9	3	12	0
	South Africa Government International Bond	1.000	06/20/2017	2.258		1,320	(46)	22	0	(24)
FBF	Citigroup, Inc.	1.000	03/20/2018	0.447		9,600	(37)	158	121	0
	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		700	(144)	(107)	0	(251)
	NRG Energy, Inc.	5.000	06/20/2016	1.174		2,400	39	9	48	0
	South Africa Government International Bond	1.000	12/20/2020	3.319		2,150	(83)	(137)	0	(220)
	Univision Communications, Inc.	5.000	09/20/2019	2.619		1,000	(110)	194	84	0
GST	AES Corp.	5.000	12/20/2018	2.063		8,300	1,036	(324)	712	0
	Anadarko Petroleum Corp.	1.000	06/20/2017	1.276		4,100	(133)	118	0	(15)
	Chesapeake Energy Corp.	5.000	09/20/2018	45.546		300	(30)	(152)	0	(182)
	Chesapeake Energy Corp.	5.000	06/20/2019	45.362		100	(6)	(60)	0	(66)
	Chesapeake Energy Corp.	5.000	09/20/2020	44.490		500	(72)	(278)	0	(350)
	Colombia Government International Bond	1.000	03/20/2020	2.188		12,500	(433)	(148)	0	(581)
	Colombia Government International Bond	1.000	06/20/2020	2.261		10,000	(284)	(236)	0	(520)
	Community Health Systems, Inc.	5.000	06/20/2019	3.942		1,600	131	(74)	57	0
	France Government International Bond	0.250	03/20/2016	0.033		6,800	(227)	231	4	0
	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		1,700	(355)	(255)	0	(610)
	NRG Energy, Inc.	5.000	06/20/2016	1.174		9,000	186	(5)	181	0
	NRG Energy, Inc.	5.000	09/20/2017	3.030		4,200	(199)	346	147	0
	South Africa Government International Bond	1.000	09/20/2017	2.346		675	(19)	4	0	(15)
	South Africa Government International Bond	1.000	03/20/2020	3.124		15,000	(922)	(299)	0	(1,221)
	Sprint Communications, Inc.	5.000	09/20/2020	10.611		24,000	404	(4,775)	0	(4,371)
	Univision Communications, Inc.	5.000	09/20/2019	2.619		4,150	(456)	805	349	0
HUS	Brazil Government International Bond	1.000	03/20/2023	5.234		50	(3)	(9)	0	(12)
	Colombia Government International Bond	1.000	03/20/2016	0.845		1,700	9	(8)	1	0
	Colombia Government International Bond	1.000	03/20/2020	2.188		12,800	(407)	(188)	0	(595)
	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.378		900	(7)	9	2	0
	Qatar Government International Bond	1.000	03/20/2016	0.356		1,000	(2)	4	2	0
	South Africa Government International Bond	1.000	06/20/2017	2.258		13,085	(437)	204	0	(233)
	South Africa Government International Bond	1.000	09/20/2017	2.346		2,131	(40)	(8)	0	(48)
	South Africa Government International Bond	1.000	03/20/2023	3.619		750	(78)	(38)	0	(116)
	Turkey Government International Bond	1.000	12/20/2019	2.361		30,200	(1,352)	(164)	0	(1,516)
JPM	Colombia Government International Bond	1.000	03/20/2020	2.188		12,200	(396)	(171)	0	(567)
	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		800	(131)	(156)	0	(287)
	Philippines Government International Bond	1.000	09/20/2017	0.381		1,160	(23)	36	13	0
	Philippines Government International Bond	1.000	06/20/2021	1.209		36,000	(866)	493	0	(373)
	Qatar Government International Bond	1.000	03/20/2016	0.356		1,000	(2)	4	2	0
MYC	Chesapeake Energy Corp.	5.000	09/20/2018	45.546		100	(8)	(53)	0	(61)
	Chesapeake Energy Corp.	5.000	03/20/2019	45.312		200	(14)	(114)	0	(128)
	China Government International Bond	1.000	09/20/2016	0.320		8,300	41	3	44	0
	Emirate of Abu Dhabi Government International Bond	1.000	06/20/2016	0.378		1,000	(7)	10	3	0
	Ford Motor Credit Co. LLC	5.000	12/20/2018	0.827		6,500	1,170	(372)	798	0
	France Government International Bond	0.250	09/20/2016	0.034		4,300	(203)	210	7	0
	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		200	(32)	(40)	0	(72)
	NRG Energy, Inc.	5.000	09/20/2016	1.428		4,800	(29)	163	134	0
	Philippines Government International Bond	2.440	09/20/2017	0.381		300	0	11	11	0
	South Africa Government International Bond	1.000	12/20/2020	3.319		4,500	(147)	(313)	0	(460)
	Volkswagen International Finance NV	1.000	12/20/2020	1.520	EUR	800	(60)	39	0	(21)
UAG	NRG Energy, Inc.	5.000	06/20/2016	1.174		$1,000	19	1	20	0
	Philippines Government International Bond	1.000	09/20/2017	0.381		709	(20)	28	8	0
	South Africa Government International Bond	1.000	06/20/2017	2.258		1,305	(39)	16	0	(23)
	Sprint Communications, Inc.	1.000	06/20/2019	9.803		3,400	(615)	(197)	0	(812)

							$(10,491)	$(8,461)	$5,756	$(24,708)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000%	12/20/2017	$6,390	$798	$(752)	$46	$0
CBK	MCDX-25 5-Year Index	1.000	12/20/2020	5,900	(11)	18	7	0
GST	MCDX-25 5-Year Index	1.000	12/20/2020	6,800	(13)	21	8	0
HUS	CDX.EM-19 5-Year Index	5.000	06/20/2018	729	62	(51)	11	0
JPM	CDX.EM-17 5-Year Index	5.000	06/20/2017	10,010	1,116	(1,108)	8	0
UAG	CDX.EM-18 5-Year Index	5.000	12/20/2017	2,853	399	(373)	26	0

					$2,351	$(2,245)	$106	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	38,800	$(19)	$(1,191)	$0	$(1,210)
UAG	Pay	1-Year BRL-CDI	8.200	01/02/2017		49,400	(185)	(1,418)	0	(1,603)

							$(204)	$(2,609)	$0	$(2,813)

Total Swap Agreements							$(8,344)	$(13,387)	$5,918	$(27,649)

(k)	Securities with an aggregate market value of $27,163 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$124,289	$7,463	$131,752
Corporate Bonds & Notes
Banking & Finance	242	584,800	39,860	624,902
Industrials	0	434,495	0	434,495
Utilities	0	163,297	3,479	166,776
Municipal Bonds & Notes
California	0	3,752	0	3,752
Illinois	0	3,353	0	3,353
New Jersey	0	21,840	0	21,840
Ohio	0	23,316	0	23,316
Texas	0	24,728	0	24,728
U.S. Government Agencies	0	154,874	0	154,874
U.S. Treasury Obligations	0	115,666	0	115,666
Non-Agency Mortgage-Backed Securities	0	248,337	0	248,337
Asset-Backed Securities	0	64,898	6,086	70,984
Sovereign Issues	0	191,935	5,403	197,338
Preferred Securities
Banking & Finance	0	858	0	858
Short-Term Instruments
U.S. Treasury Bills	0	1,106	0	1,106
	$242	$2,161,544	$62,291	$2,224,077

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	174,464	0	0	174,464

Total Investments	$174,706	$2,161,544	$62,291	$2,398,541

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(15,540)	$0	$(15,540)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	508	273	0	781
Over the counter	0	13,351	0	13,351
	$508	$13,624	$0	$14,132

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(123)	(351)	0	(474)
Over the counter	0	(36,073)	0	(36,073)
	$(123)	$(36,424)	$0	$(36,547)

Totals	$175,091	$2,123,204	$62,291	$2,360,586

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$7,625	$0	$(346)	$(202)	$(2)	$388	$0	$0	$7,463	$391
Corporate Bonds & Notes
Banking & Finance	39,072	2,500	(87)	(21)	1	(1,605)	0	0	39,860	(1,608)
Industrials	2,296	0	(316)	(5)	(9)	(44)	0	(1,922)	0	0
Utilities	6,252	0	(397)	(2)	(6)	(310)	0	(2,058)	3,479	(168)
U.S. Government Agencies	395	0	0	(3)	0	(2)	0	(390)	0	0
Asset-Backed Securities	6,897	0	(376)	21	15	(471)	0	0	6,086	(431)
Sovereign Issues	0	0	0	0	0	0	5,403	0	5,403	0

	$62,537	$2,500	$(1,522)	$(212)	$(1)	$(2,044)	$5,403	$(4,370)	$62,291	$(1,816)
Financial Derivative Instruments - Assets
Over the counter	4,092	0	0	0	0	(4,092)	0	0	0	0

Totals	$66,629	$2,500	$(1,522)	$(212)	$(1)	$(6,136)	$5,403	$(4,370)	$62,291	$(1,816)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$1,312	Other Valuation Techniques (3)	—	—
	6,151	Proxy Pricing	Base Price	99.50
Corporate Bonds & Notes
Banking & Finance	37,018	Reference Instrument	Spread	210.00 bps
	2,842	Reference Instrument	Spread Movement	653.21 bps
Utilities	3,479	Proxy Pricing	Base Price	99.78
Asset-Backed Securities	6,086	Proxy Pricing	Base Price	100.50
Sovereign Issues	5,403	Proxy Pricing	Base Price	97.00

Total	$62,291

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Local Bond Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.7%
BERMUDA 0.0%
CORPORATE BONDS & NOTES 0.0%
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		$900	$911

Total Bermuda (Cost $911)			911

BRAZIL 16.3%
CORPORATE BONDS & NOTES 5.3%
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	8,600	9,351
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$7,500	7,491
4.625% due 02/13/2017		32,200	32,635
Banco Votorantim S.A.
5.250% due 02/11/2016		400	400
Caixa Economica Federal
2.375% due 11/06/2017		16,900	15,590
4.500% due 10/03/2018		2,900	2,679
Petrobras Global Finance BV
1.990% due 05/20/2016		37,860	37,008
2.000% due 05/20/2016		30,450	30,069
2.461% due 01/15/2019		19,500	14,869
2.886% due 03/17/2017		23,823	21,888
3.000% due 01/15/2019		300	229
3.875% due 01/27/2016		43,550	43,430
5.875% due 03/01/2018		16,700	14,905
6.125% due 10/06/2016		12,100	12,009
7.875% due 03/15/2019		6,435	5,711

			248,264

SOVEREIGN ISSUES 11.0%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		14,900	14,788
6.369% due 06/16/2018		15,510	15,316
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2016 (c)	BRL	648,000	158,390
0.000% due 07/01/2016 (c)		68,650	16,188
0.000% due 10/01/2016 (c)		174,100	39,470
0.000% due 01/01/2017 (c)		141,730	30,953
0.000% due 01/01/2018 (c)		38,000	7,096
0.000% due 07/01/2018 (c)		297,200	51,308
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		269,550	54,405
10.000% due 01/01/2025		706,825	127,827

			515,741

Total Brazil (Cost $985,154)			764,005

CANADA 0.3%
CORPORATE BONDS & NOTES 0.3%
Toronto-Dominion Bank
0.856% due 07/23/2018		$15,000	14,947

Total Canada (Cost $15,000)			14,947

CAYMAN ISLANDS 0.6%
ASSET-BACKED SECURITIES 0.0%
Dryden Leveraged Loan CDO
0.557% due 10/20/2020		$1,988	1,981

CORPORATE BONDS & NOTES 0.6%
Alibaba Group Holding Ltd.
0.932% due 11/28/2017		3,100	3,080
1.625% due 11/28/2017		17,800	17,593
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (c)		2,209	2,077

Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		1,492	552
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (g)		9,079	2,088
6.750% due 10/01/2023 (g)		1,160	278
QNB Finance Ltd.
1.572% due 10/31/2016		1,050	1,053

			26,721

Total Cayman Islands (Cost $34,100)			28,702

CHILE 0.4%
CORPORATE BONDS & NOTES 0.3%
Banco del Estado de Chile
2.000% due 11/09/2017		$200	198
Banco Santander Chile
1.221% due 04/11/2017		9,500	9,393
1.915% due 01/19/2016		4,630	4,628

			14,219

SOVEREIGN ISSUES 0.1%
Bonos de la Tesoreria de la Republica CPI Linked Bond
4.500% due 10/15/2023	CLP	1,794,036	3,080
Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 05/01/2017		768,873	1,111
3.000% due 07/01/2018		1,435,229	2,143
3.000% due 10/01/2018		38,444	57

			6,391

Total Chile (Cost $21,130)			20,610

CHINA 0.5%
CORPORATE BONDS & NOTES 0.4%
Sinopec Group Overseas Development Ltd.
1.101% due 04/10/2017		$19,100	19,077

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	255	39
5.840% due 01/03/2019		6,280	1,047
China Government International Bond
3.290% due 04/18/2020		14,770	2,332
3.380% due 05/23/2023		2,000	318
4.080% due 08/22/2023		2,100	350

			4,086

Total China (Cost $23,088)			23,163

COLOMBIA 6.9%
CORPORATE BONDS & NOTES 0.9%
Ecopetrol S.A.
7.625% due 07/23/2019		$2,500	2,718
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	13,100,000	3,571
8.375% due 02/01/2021		79,448,000	24,084
Financiera de Desarrollo Territorial S.A. Findeter
7.875% due 08/12/2024		39,945,000	11,105

			41,478

SOVEREIGN ISSUES 6.0%
Bogota Distrito Capital
9.750% due 07/26/2028		22,200,000	7,609
Colombia Government International Bond
9.850% due 06/28/2027		4,168,000	1,505
Colombian TES
5.000% due 11/21/2018		322,085,300	96,311
7.000% due 09/11/2019		43,380,000	13,491
7.000% due 05/04/2022		171,485,900	51,299
7.250% due 06/15/2016		11,298,000	3,584
7.500% due 08/26/2026		132,843,400	38,737
7.750% due 09/18/2030		10,000,000	2,840
10.000% due 07/24/2024		195,130,000	67,945

			283,321

Total Colombia (Cost $585,087)			324,799

CZECH REPUBLIC 0.2%
SOVEREIGN ISSUES 0.2%
Czech Republic Government International Bond
0.370% due 10/27/2016	CZK	212,000	8,607

Total Czech Republic (Cost $8,393)			8,607

EL SALVADOR 0.1%
SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond
7.375% due 12/01/2019		$5,990	6,014

Total El Salvador (Cost $6,539)			6,014

GERMANY 0.0%
CORPORATE BONDS & NOTES 0.0%
Deutsche Bank AG
0.882% due 05/30/2017		$1,800	1,789

Total Germany (Cost $1,800)			1,789

HONG KONG 0.9%
CORPORATE BONDS & NOTES 0.9%
CNOOC Finance Ltd.
1.125% due 05/09/2016		$14,300	14,280
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		7,000	6,964
CNPC General Capital Ltd.
1.450% due 04/16/2016		22,400	22,398

Total Hong Kong (Cost $43,680)			43,642

HUNGARY 0.6%
SOVEREIGN ISSUES 0.6%
Hungary Government Bond
6.000% due 11/24/2023	HUF	1,000,000	4,082
Hungary Government International Bond
5.500% due 02/12/2016		2,758,200	9,541
5.500% due 06/24/2025		126,300	510
6.500% due 06/24/2019		441,000	1,725
6.750% due 11/24/2017		478,000	1,802
7.500% due 11/12/2020		1,944,300	8,154

Total Hungary (Cost $33,647)			25,814

INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Export-Import Bank of India
4.000% due 08/07/2017		$1,000	1,026
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017		5,000	5,084
4.406% due 03/30/2016		600	603
State Bank of India
2.467% due 01/21/2016		7,500	7,498

Total India (Cost $14,202)			14,211

INDONESIA 7.6%
CORPORATE BONDS & NOTES 1.5%
Bank Negara Indonesia Persero Tbk PT
4.125% due 04/27/2017		$13,925	14,099
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		11,400	11,529
Majapahit Holding BV
7.250% due 06/28/2017		24,717	26,323
7.750% due 10/17/2016		14,500	15,171

			67,122

SOVEREIGN ISSUES 6.1%
Indonesia Government International Bond
5.625% due 05/15/2023	IDR	31,458,000	1,881
6.125% due 05/15/2028		6,500,000	372
6.375% due 04/15/2042		454,596,000	23,775
6.875% due 01/17/2018		$3,380	3,673
7.000% due 05/15/2027	IDR	54,700,000	3,428
8.250% due 07/15/2021		330,460,000	23,448
8.250% due 06/15/2032		423,321,000	28,358
8.375% due 09/15/2026		92,266,000	6,520
8.750% due 02/15/2044		45,862,000	3,163
9.500% due 07/15/2023		22,807,000	1,707
9.500% due 07/15/2031		340,585,000	25,594
9.500% due 05/15/2041		333,047,000	24,912
10.000% due 09/15/2024		218,000,000	16,797
10.000% due 02/15/2028		576,198,000	44,694
10.500% due 08/15/2030		458,863,000	37,276
10.500% due 07/15/2038		295,238,000	24,010
11.000% due 09/15/2025		111,764,000	9,168
12.800% due 06/15/2021		1,980,000	167
12.900% due 06/15/2022		94,030,000	8,143

			287,086

Total Indonesia (Cost $519,314)			354,208

IRELAND 1.4%
CORPORATE BONDS & NOTES 1.4%
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		$600	602
7.750% due 02/21/2017	RUB	1,039,900	13,633
Russian Railways via RZD Capital PLC
8.300% due 04/02/2019		3,866,100	49,199
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$200	201

Total Ireland (Cost $159,776)			63,635

ISRAEL 0.3%
CORPORATE BONDS & NOTES 0.3%
Delek & Avner Tamar Bond Ltd.
2.803% due 12/30/2016		$11,200	11,196
Israel Electric Corp. Ltd.
5.625% due 06/21/2018		3,400	3,598

Total Israel (Cost $14,770)			14,794

KAZAKHSTAN 1.0%
CORPORATE BONDS & NOTES 1.0%
Intergas Finance BV
6.375% due 05/14/2017		$5,665	5,800
KazMunayGas National Co. JSC
9.125% due 07/02/2018		7,600	8,386
Samruk-Energy JSC
3.750% due 12/20/2017		34,310	33,624

Total Kazakhstan (Cost $48,424)			47,810

LUXEMBOURG 1.8%
CORPORATE BONDS & NOTES 1.8%
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		$22,800	22,998
6.212% due 11/22/2016		20,540	21,122
8.146% due 04/11/2018		18,990	20,509
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
8.625% due 02/17/2017	RUB	281,800	3,759
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$14,300	14,568

Total Luxembourg (Cost $87,705)			82,956

MALAYSIA 6.4%
SOVEREIGN ISSUES 6.4%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		$800	810
Malaysia Government International Bond
3.260% due 03/01/2018	MYR	249,920	58,343
3.314% due 10/31/2017		78,601	18,512
3.492% due 03/31/2020		89,776	20,820
3.502% due 05/31/2027		30,400	6,441
3.580% due 09/28/2018		210,901	49,686
3.795% due 09/30/2022		146,680	33,651
3.814% due 02/15/2017		51,000	12,010
3.844% due 04/15/2033		24,000	5,045
3.892% due 03/15/2027		12,033	2,669
4.012% due 09/15/2017		67,301	16,025
4.127% due 04/15/2032		13,100	2,873
4.262% due 09/15/2016		96,535	22,801
4.378% due 11/29/2019		58,401	14,068
4.392% due 04/15/2026		8,300	1,943
4.498% due 04/15/2030		40,500	9,347
4.709% due 09/15/2026		8,600	2,046
4.837% due 07/15/2025 (h)		7,400	1,794
4.935% due 09/30/2043		38,700	9,192
5.248% due 09/15/2028 (h)		30,000	7,459
Malaysia Government Investment Issue
4.444% due 05/22/2024		6,800	1,569

Total Malaysia (Cost $404,963)			297,104

MEXICO 4.9%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		742,577	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 2.8%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022		$595,800	32,945
8.460% due 12/18/2036		141,900	7,884
9.000% due 01/15/2016		142,300	8,271
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$1,200	26
Hipotecaria Su Casita S.A. de C.V.
6.030% due 06/28/2018 ^	MXN	78,163	384
Petroleos Mexicanos
5.750% due 03/01/2018		$6,680	6,971
7.190% due 09/12/2024	MXN	903,300	48,653
9.150% due 03/28/2016		346,924	20,361
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016		120,100	6,996

			132,491

SOVEREIGN ISSUES 2.1%
Mexico Government International Bond
4.500% due 12/04/2025 (e)		248,192	15,862
4.750% due 06/14/2018		696,940	40,683
7.750% due 05/29/2031		187,090	11,928
7.750% due 11/23/2034		78,307	4,979
8.000% due 06/11/2020		273,890	17,505
8.500% due 05/31/2029		84,850	5,769

			96,726

Total Mexico (Cost $312,340)			229,217

NETHERLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Kazakhstan Temir Zholy Finance BV
7.000% due 05/11/2016		$7,500	7,579
Waha Aerospace BV
3.925% due 07/28/2020		750	779

Total Netherlands (Cost $8,407)			8,358

PERU 1.6%
SOVEREIGN ISSUES 1.6%
Peru Government International Bond
5.700% due 08/12/2024	PEN	66,804	17,792
6.850% due 02/12/2042		38,000	9,978
6.900% due 08/12/2037		78,930	20,970
6.950% due 08/12/2031		55,269	15,105
8.200% due 08/12/2026		36,730	11,373

Total Peru (Cost $105,168)			75,218

PHILIPPINES 1.1%
CORPORATE BONDS & NOTES 0.0%
Power Sector Assets & Liabilities Management Corp.
6.875% due 11/02/2016		$900	937

SOVEREIGN ISSUES 1.1%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,424,000	29,176
4.950% due 01/15/2021		1,006,000	21,775

			50,951

Total Philippines (Cost $58,370)			51,888

POLAND 8.1%
SOVEREIGN ISSUES 8.1%
Poland Government International Bond
1.500% due 04/25/2020	PLN	162,300	40,142
2.000% due 04/25/2021		20,800	5,186
2.500% due 07/25/2018		33,500	8,703
2.500% due 07/25/2026		24,100	5,794
3.250% due 07/25/2019		34,950	9,286
3.250% due 07/25/2025		220,000	57,726
3.750% due 04/25/2018		20,653	5,511
4.000% due 10/25/2023		188,300	52,067
5.250% due 10/25/2020		148,200	42,975
5.500% due 10/25/2019		137,154	39,405
5.750% due 10/25/2021		374,967	112,720
5.750% due 09/23/2022		700	212

Total Poland (Cost $425,158)			379,727

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		$1,582	1,617

Total Qatar (Cost $1,610)			1,617

ROMANIA 1.5%
SOVEREIGN ISSUES 1.5%
Romania Government International Bond
4.750% due 06/24/2019	RON	6,100	1,609
4.750% due 02/24/2025		70,150	18,240
5.750% due 04/29/2020		37,400	10,252
5.800% due 07/26/2027		4,400	1,217
5.850% due 04/26/2023		15,700	4,372
5.950% due 06/11/2021		130,000	36,289

Total Romania (Cost $81,684)			71,979

RUSSIA 3.0%
CORPORATE BONDS & NOTES 0.4%
SCF Capital Ltd.
5.375% due 10/27/2017		$500	497
VimpelCom Holdings BV
9.000% due 02/13/2018	RUB	1,232,000	16,038

			16,535

SOVEREIGN ISSUES 2.6%
Russia Government International Bond
6.400% due 05/27/2020		370,200	4,510
6.700% due 05/15/2019		2,614,500	33,047
6.800% due 12/11/2019		1,374,700	17,145
7.000% due 08/16/2023		242,700	2,890
7.600% due 04/14/2021		558,400	7,012
7.600% due 07/20/2022		4,390,000	54,634
Russian Federal Bond - OFZ
7.000% due 01/25/2023		4,800	58

			119,296

Total Russia (Cost $285,586)			135,831

SOUTH AFRICA 4.8%
CORPORATE BONDS & NOTES 0.2%
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (c)	ZAR	212,800	2,809
0.000% due 12/31/2032 (c)		540,000	4,334
Transnet SOC Ltd.
4.500% due 02/10/2016		$2,030	2,034

			9,177

SOVEREIGN ISSUES 4.6%
South Africa Government International Bond
6.250% due 03/31/2036	ZAR	154,700	6,699
7.000% due 02/28/2031		1,313,127	64,873
7.250% due 01/15/2020		22,640	1,373
7.750% due 02/28/2023		100	6
8.000% due 12/21/2018		133,500	8,438
8.000% due 01/31/2030		575,600	31,601
8.250% due 09/15/2017		254,000	16,374
8.250% due 03/31/2032		1,027,900	56,713
8.500% due 01/31/2037		135,500	7,456
8.750% due 01/31/2044		8,600	477
8.875% due 02/28/2035		69,500	4,002
10.500% due 12/21/2026		269,600	18,447

			216,459

Total South Africa (Cost $342,871)			225,636

SOUTH KOREA 1.0%
CORPORATE BONDS & NOTES 0.2%
Kookmin Bank
1.198% due 01/27/2017		$3,000	3,010
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		900	914
Shinhan Bank
0.968% due 04/08/2017		4,600	4,599

			8,523

SOVEREIGN ISSUES 0.8%
Export-Import Bank of Korea
1.071% due 01/14/2017		5,200	5,209
1.376% due 09/17/2016		7,700	7,715
8.100% due 03/24/2018	IDR	314,200,000	21,410
Korea Development Bank
3.500% due 08/22/2017		$1,200	1,232
3.875% due 05/04/2017		1,600	1,642
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,800	1,797

			39,005

Total South Korea (Cost $47,803)			47,528

SRI LANKA 0.1%
SOVEREIGN ISSUES 0.1%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$6,100	5,824

Total Sri Lanka (Cost $6,265)			5,824

THAILAND 0.4%
SOVEREIGN ISSUES 0.4%
Thailand Government International Bond
1.250% due 03/12/2028 (e)	THB	793,431	19,469
4.675% due 06/29/2044		1,300	43
4.875% due 06/22/2029		11,000	379

Total Thailand (Cost $23,420)			19,891

TURKEY 6.4%
CORPORATE BONDS & NOTES 0.3%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$7,200	7,448
Turkiye Garanti Bankasi A/S
2.817% due 04/20/2016		5,000	5,004

			12,452

SOVEREIGN ISSUES 6.1%
Turkey Government International Bond
6.300% due 02/14/2018	TRY	100	32
7.100% due 03/08/2023		211,500	60,102
7.400% due 02/05/2020		101,600	31,258
8.000% due 03/12/2025		55,863	16,463
8.800% due 11/14/2018		219,300	72,000
8.800% due 09/27/2023		185,900	57,974
9.000% due 07/24/2024		13,500	4,256
10.400% due 03/27/2019		8,900	3,035
10.400% due 03/20/2024		45,900	15,526
10.500% due 01/15/2020		76,530	26,333

			286,979

Total Turkey (Cost $394,278)			299,431

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		$1,400	1,461
8.000% due 08/10/2025 (f)		700	742

Total United Kingdom (Cost $2,100)			2,203

UNITED STATES 4.4%
ASSET-BACKED SECURITIES 0.1%
Ameriquest Mortgage Securities Trust
0.692% due 04/25/2036		$3,536	3,325
Credit-Based Asset Servicing and Securitization LLC
0.317% due 07/25/2037		23	15
HSI Asset Securitization Corp. Trust
0.712% due 11/25/2035		788	745
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		322	161
SLM Student Loan Trust
0.497% due 01/25/2040	EUR	2,400	1,967

			6,213

CORPORATE BONDS & NOTES 2.2%
Ally Financial, Inc.
2.995% due 07/18/2016		$500	500
Bank of America Corp.
3.958% due 10/21/2025	MXN	58,000	3,609
Bank of America N.A.
0.792% due 06/15/2016		$12,000	11,996
BellSouth Corp.
4.821% due 04/26/2021		8,800	8,905
CCO Safari LLC
4.464% due 07/23/2022		2,800	2,793
4.908% due 07/23/2025		900	901
General Motors Financial Co., Inc.
2.750% due 05/15/2016		3,700	3,711
JPMorgan Chase Bank N.A.
0.832% due 06/13/2016		1,000	999
0.836% due 06/02/2017		54,200	54,028

Nissan Motor Acceptance Corp.
0.972% due 03/03/2017	4,275	4,265
PepsiCo, Inc.
0.617% due 02/26/2016	2,000	2,000
Wachovia Corp.
0.691% due 10/15/2016	2,400	2,396
Wells Fargo & Co.
0.716% due 06/02/2017	5,200	5,181

		101,284

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Funding Trust
2.621% due 03/20/2036	148	136
BCAP LLC Trust
0.592% due 01/25/2037 ^	579	468
Bear Stearns Adjustable Rate Mortgage Trust
2.500% due 02/25/2036 ^	267	225
2.735% due 01/25/2035	27	26
Bear Stearns ALT-A Trust
2.660% due 08/25/2036 ^	477	303
2.726% due 09/25/2035	49	42
Citigroup Mortgage Loan Trust, Inc.
2.623% due 03/25/2034	30	30
2.643% due 07/25/2046 ^	126	111
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	191	167
Countrywide Home Loan Mortgage Pass-Through Trust
2.718% due 09/25/2047 ^	88	80
GSR Mortgage Loan Trust
2.699% due 11/25/2035 ^	170	142
HarborView Mortgage Loan Trust
0.742% due 06/20/2035	988	935
4.730% due 08/19/2036 ^	48	44
HomeBanc Mortgage Trust
5.109% due 04/25/2037 ^	203	165
Luminent Mortgage Trust
0.401% due 12/25/2036 ^	96	79
MASTR Alternative Loan Trust
0.822% due 03/25/2036	106	26
Morgan Stanley Mortgage Loan Trust
2.225% due 06/25/2036	45	44
Residential Accredit Loans, Inc.
Trust 3.558% due 02/25/2036 ^	206	155
Residential Asset Securitization Trust
0.822% due 01/25/2046 ^	231	116
Sequoia Mortgage Trust
2.387% due 01/20/2047 ^	78	64
Structured Adjustable Rate Mortgage Loan Trust
4.652% due 03/25/2036 ^	152	127
WaMu Mortgage Pass-Through Certificates Trust
1.825% due 01/25/2037 ^	156	133
1.972% due 04/25/2037 ^	106	90
2.185% due 12/25/2036 ^	95	85
2.408% due 09/25/2036 ^	165	150
Wells Fargo Mortgage-Backed Securities Trust
0.922% due 07/25/2037 ^	150	130

		4,073

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 07/01/2035 - 12/01/2039	34	37

U.S. TREASURY OBLIGATIONS 2.0%
U.S. Treasury Bonds
3.000% due 11/15/2045 (k)(m)	91,300	90,870

Total United States (Cost $206,518)		202,477

VIRGIN ISLANDS (BRITISH) 0.5%
CORPORATE BONDS & NOTES 0.5%
Cheung Kong Infrastructure Finance BVI Ltd.
1.270% due 06/20/2017	$15,800	15,730
Rosneft Finance S.A.
7.500% due 07/18/2016	6,200	6,356

Total Virgin Islands (British) (Cost $22,054)		22,086

SHORT-TERM INSTRUMENTS 5.9%
REPURCHASE AGREEMENTS (i) 0.0%			150

SHORT-TERM NOTES 0.4%
Czech Republic Ministry of Finance Bill
0.010% due 03/11/2016 - 09/30/2016 (d)	CZK	461,000	18,558

JAPAN TREASURY BILLS 3.4%
(0.016%) due 02/22/2016 (b)	JPY	19,110,000	158,996

U.S. TREASURY BILLS 2.1%
0.285% due 01/07/2016 - 06/30/2016 (b)(m)		$100,031	99,949

Total Short-Term Instruments (Cost $274,576)			277,653

Total Investments in Securities (Cost $5,605,891)			4,194,285

	SHARES
INVESTMENTS IN AFFILIATES 11.2%
SHORT-TERM INSTRUMENTS 11.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.2%
PIMCO Short-Term Floating NAV Portfolio III		53,014,524	523,465

Total Short-Term Instruments (Cost $525,588)			523,465

Total Investments in Affiliates (Cost $525,588)			523,465

Total Investments 100.8% (Cost $6,131,479)			$4,717,750
Financial Derivative Instruments (j)(l) 0.9% (Cost or Premiums, net $(1,122))			42,657
Other Assets and Liabilities, net (1.7%)			(81,997)

Net Assets 100.0%			$4,678,410

Notes to Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Zero coupon bond. Coupon presented is a calculated yield.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Malaysia Government International Bond	4.837%	07/15/2025	07/25/2014	$2,489	$1,794	0.04%
Malaysia Government International Bond	5.248	09/15/2028	07/30/2014	10,370	7,459	0.16

				$12,859	$9,253	0.20%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$150	Fannie Mae 2.170% due 10/17/2022	$(157)	$150	$150

Total Repurchase Agreements						$(157)	$150	$150

(1)	Includes accrued interest.

As of December 31, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(2,338) at a weighted average interest rate of (0.004%).

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac, TBA	5.000%	01/01/2046	$3,000	$(3,290)	$(3,277)

Total Short Sales				$(3,290)	$(3,277)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month PLN-WIBOR	1.750%	09/16/2020	PLN	10,700	$(25)	$5	$0	$(2)
Receive	3-Month USD-LIBOR	1.500	12/16/2017		$70,600	(516)	(180)	0	(16)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		64,700	434	217	0	(232)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		81,700	(1,651)	687	0	(691)
Receive	3-Month ZAR-JIBAR	9.265	03/16/2021	ZAR	500,000	(130)	(130)	304	0
Pay	3-Month ZAR-JIBAR	8.340	04/17/2024		10,000	(36)	(36)	0	(8)
Receive	3-Month ZAR-JIBAR	9.995	03/16/2026		377,100	(647)	(647)	382	0
Pay	3-Month ZAR-JIBAR	8.500	03/16/2026		666,300	(2,964)	(2,659)	0	(636)
Receive	28-Day MXN-TIIE	4.380	10/12/2016	MXN	33,800	(10)	3	0	(1)
Pay	28-Day MXN-TIIE	5.000	10/10/2019		169,600	(33)	6	17	0
Pay	28-Day MXN-TIIE	6.960	07/27/2020		210,000	821	(369)	19	0
Pay	28-Day MXN-TIIE	7.850	05/28/2021		34,800	222	(137)	3	0
Pay	28-Day MXN-TIIE	6.650	06/02/2021		456,750	1,323	(1,272)	40	0
Pay	28-Day MXN-TIIE	7.500	06/02/2021		524,800	2,802	(1,777)	50	0
Pay	28-Day MXN-TIIE	6.750	08/31/2021		52,700	162	(40)	5	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		74,000	(38)	(41)	7	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		69,255	21	(206)	8	0
Pay	28-Day MXN-TIIE	6.750	09/02/2022		355,000	1,025	(1,328)	45	0
Pay	28-Day MXN-TIIE	5.000	02/22/2023		407,600	(1,497)	(159)	50	0
Pay	28-Day MXN-TIIE	5.500	02/22/2023		434,400	(803)	(208)	55	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		7,000	(2)	(4)	1	0
Receive	28-Day MXN-TIIE	5.665	01/23/2025		321,100	849	149	0	(42)
Receive	28-Day MXN-TIIE	6.460	08/21/2025		105,000	(55)	(17)	0	(15)
Receive	28-Day MXN-TIIE	6.315	11/28/2025		415,000	85	85	0	(58)
Receive	28-Day MXN-TIIE	6.325	12/04/2025		281,800	55	55	0	(39)
Pay	28-Day MXN-TIIE	7.380	02/09/2029		525,600	2,169	(388)	115	0
Pay	28-Day MXN-TIIE	6.600	05/21/2029		484,000	(266)	(2,835)	103	0
Pay	28-Day MXN-TIIE	6.600	06/28/2029		230,000	(116)	(1,344)	50	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		964,000	31	(2,378)	214	0
Pay	28-Day MXN-TIIE	7.755	02/02/2034		4,900	27	(21)	1	0

Total Swap Agreements						$1,237	$(14,969)	$1,469	$(1,740)

(k)	Securities with an aggregate market value of $974 and cash of $20,135 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	02/2016		$64,943	IDR	927,256,896	$1,097	$(119)
	08/2016		50,060		785,841,980	3,524	0
BOA	01/2016	BRL	248,252		$63,764	1,015	0
	01/2016	INR	146,021		2,166	0	(35)
	01/2016	JPY	65,100		538	0	(4)
	01/2016	MYR	12,448		2,894	9	0
	01/2016	PEN	36,551		11,139	437	0
	01/2016	TRY	16,288		5,517	0	(42)
	01/2016		$63,576	BRL	248,252	0	(827)
	01/2016		46,000	CNY	300,288	0	(125)
	02/2016		3,229	COP	10,749,571	144	0
	02/2016		1,354	EUR	1,228	0	(18)
	02/2016		1,072	SGD	1,501	0	(15)
	02/2016		282,945	THB	10,157,739	0	(1,045)
	02/2016		1,253	TWD	41,193	0	(5)
	03/2016	MXN	356,597		$20,724	135	0
	03/2016	PEN	5,287		1,545	12	0
	03/2016		$937	ZAR	14,821	9	0
	03/2016	ZAR	306,186		$19,580	59	(25)
	05/2016		$180,302	ZAR	2,665,351	0	(12,039)
	07/2016	BRL	403,217		$101,990	5,948	0
BPS	01/2016		350,872		109,324	20,636	0
	01/2016	MYR	18,602		4,404	93	0
	01/2016	PHP	6,972		148	0	0
	01/2016	RUB	409,403		5,949	353	0
	01/2016		$89,860	BRL	350,872	0	(1,172)
	02/2016	COP	98,175,888		$29,824	0	(982)
	02/2016	ILS	256,046		66,019	163	0
	02/2016	JPY	16,420,000		134,014	0	(2,733)
	02/2016	THB	105,285		2,902	0	(20)
	02/2016		$5,085	THB	182,688	0	(15)
	02/2016		1,305	TWD	43,006	0	(2)
	03/2016	MXN	92,868		$5,392	30	0
	03/2016	PEN	7,435		2,180	25	0
	03/2016	PLN	48,474		12,476	136	0
	03/2016		$64	HUF	18,567	0	0
	05/2016		105,650	PLN	427,419	3,066	0
	07/2016	BRL	293,563		$78,426	8,502	0
	09/2016	CNH	26,206		3,970	84	0
	10/2016	BRL	87,600		20,889	669	0
	10/2016		$24,260	BRL	105,531	100	0
	07/2017	BRL	157,900		$55,651	22,138	0
BRC	01/2016	MYR	35,173		8,279	128	0
	01/2016	PHP	41,340		874	0	(6)
	01/2016	RUB	82,844		1,238	106	0
	01/2016	TRY	55,132		18,749	16	(84)
	01/2016		$243	KRW	283,321	0	(2)
	01/2016		17,380	RUB	1,101,535	0	(2,360)
	02/2016	COP	10,701,495		$3,339	0	(19)
	02/2016	NGN	152,994		598	0	(112)
	02/2016		$47,491	INR	3,210,872	665	0
	02/2016		1,309	SGD	1,851	0	(6)
	03/2016	PEN	19,200		$5,611	45	0
	03/2016		$1,280	HUF	372,403	2	0
	03/2016		12,475	MXN	215,133	0	(53)
	03/2016		21,750	PEN	72,929	0	(608)
	09/2016	CNH	177,162		$26,841	561	0
CBK	01/2016	BRL	2,775,562		712,991	11,427	0
	01/2016	CNH	26,206		4,086	112	0
	01/2016	INR	2,145,314		32,303	0	(33)
	01/2016	KRW	11,353,000		10,000	345	0
	01/2016	RUB	393,688		5,847	466	0
	01/2016	TRY	33,717		11,538	44	(14)
	01/2016		$733,371	BRL	2,775,562	0	(31,807)
	01/2016		21,063	TRY	62,453	253	0
	02/2016	BRL	61,465		$15,243	0	(140)
	02/2016	EUR	24,953		26,865	0	(277)
	02/2016	IDR	66,359,176		4,696	0	(22)
	02/2016	JPY	2,690,000		21,939	0	(463)
	02/2016	NGN	3,668,412		14,577	0	(2,450)
	02/2016	THB	109,416		3,039	2	0
	02/2016		$13,180	BRL	52,912	63	0
	02/2016		30,985	COP	98,256,880	0	(154)
	02/2016		498	ILS	1,929	0	(2)
	02/2016		28,590	MYR	117,078	0	(1,474)
	02/2016		1,039	SGD	1,469	0	(5)
	03/2016	HUF	244,004		$833	0	(7)
	03/2016	PEN	2,879		843	8	0
	03/2016	PLN	46,316		11,786	77	(83)
	03/2016	RUB	198,098		2,798	136	0
	03/2016		$130	MXN	2,252	0	0
	03/2016		17,779	PLN	70,597	194	0
	03/2016		4,619	RUB	333,269	0	(141)
	03/2016	ZAR	10,761		$693	9	(2)
	05/2016	HUF	816,199		2,828	20	0
	05/2016		$6,370	ZAR	93,169	0	(488)
	08/2016		5,317	IDR	84,148,622	420	0
	09/2016	CZK	22,031		$921	25	0
	10/2016	BRL	86,500		20,361	394	0
	10/2016	CZK	213,375		8,598	0	(112)
	11/2016		$5,162	IDR	78,157,598	49	0
	12/2016		5,536	RUB	392,931	0	(583)
DUB	01/2016	BRL	2,471,265		$655,753	31,105	0
	01/2016	INR	1,424,317		21,679	211	0
	01/2016	KRW	5,581,710		4,860	113	0
	01/2016	MYR	56,807		13,387	223	0
	01/2016	TRY	62,584		21,354	46	(52)
	01/2016		$635,445	BRL	2,471,265	0	(10,797)
	01/2016		12,312	MYR	52,630	0	(116)
	01/2016		11,021	RUB	729,504	0	(1,050)
	02/2016	IDR	82,232,280		$5,857	11	0
	02/2016	TWD	413,312		12,483	0	(42)
	02/2016		$523,654	BRL	2,065,814	0	(6,623)
	02/2016		2,928	THB	105,862	10	0
	03/2016	PEN	9,910		$2,905	32	0
	03/2016		$4,175	PEN	14,142	0	(75)
	03/2016		21,872	RUB	1,587,888	0	(533)
	03/2016	ZAR	63,656		$4,196	133	0
	04/2016	BRL	86,800		21,710	426	0
	05/2016	PLN	25,311		6,375	0	(63)
	05/2016		$7,301	HUF	2,108,286	0	(49)
	05/2016		57,837	ZAR	858,791	0	(3,621)
	10/2016	BRL	104,185		$28,659	4,610	0
	01/2017		69,000		16,364	831	0
FBF	01/2016		18,481		4,733	62	0
	01/2016	INR	29,538		441	0	(4)
	01/2016	RUB	101,402		1,518	132	0
	01/2016		$4,757	BRL	18,481	0	(86)
	01/2016		10,795	PEN	36,551	0	(92)
	01/2016		3,626	RUB	237,722	0	(377)
	02/2016	COP	14,261,685		$4,528	53	0
	02/2016	IDR	285,738,220		20,035	4	(283)
	02/2016	THB	117,403		3,263	5	0
	03/2016	PEN	38,932		11,379	92	0
	03/2016	RUB	816,110		11,324	357	0
	03/2016		$3,654	PEN	12,473	0	(38)
	03/2016		1,464	RUB	109,273	4	0
GLM	01/2016	BRL	725,081		$236,110	52,844	(9)
	01/2016	JPY	605,664		4,958	0	(81)
	01/2016	MYR	16,188		3,741	0	(10)
	01/2016	PHP	1,466,985		31,148	0	(82)
	01/2016	TRY	9,708		3,295	0	(19)
	01/2016		$185,801	BRL	725,081	0	(2,526)
	01/2016		567	CNY	3,708	0	(1)
	01/2016		318	KRW	363,135	0	(9)
	01/2016		23,360	RUB	1,535,710	0	(2,380)
	02/2016	COP	9,702,233		$3,001	0	(43)
	02/2016	EUR	41,212		44,902	74	0
	02/2016		$3,926	COP	13,032,598	163	0
	02/2016		1,193	TWD	39,331	0	(1)
	03/2016		281,494	MXN	4,828,544	0	(2,699)
	03/2016		29,230	PLN	115,600	200	0
	03/2016		195	RUB	14,563	1	0
	03/2016	ZAR	2,619		$167	0	0
	05/2016		$72,191	HUF	21,193,106	710	0
	10/2016	BRL	105,373		$24,260	0	(63)
HUS	01/2016	CNY	45,403		6,937	1	0
	01/2016	INR	139,325		2,082	0	(18)
	01/2016	MYR	54,779		12,766	72	0
	01/2016	TRY	31,414		10,731	17	(7)
	01/2016		$1,516	CNH	9,846	0	(23)
	01/2016		534	CNY	3,481	0	(2)
	01/2016		31,157	TRY	91,111	3	(63)
	02/2016	COP	57,239,968		$19,274	1,313	0
	02/2016	IDR	261,988,972		18,429	15	(212)
	02/2016	SGD	88,742		62,909	428	0
	02/2016	THB	612,340		16,977	14	(31)
	02/2016		$8,713	NGN	2,294,054	1,935	0
	02/2016		2,557	TWD	84,135	2	(9)
	03/2016	PEN	13,672		$3,989	26	0
	03/2016		$11,266	PEN	37,810	0	(305)
	07/2016	BRL	104,461		$26,700	1,819	0
	08/2016		$21,498	MYR	90,765	0	(618)
	09/2016	CNH	114,883		$17,430	385	0
	09/2016	CZK	79,042		3,295	74	0
JPM	01/2016	BRL	124,902		32,729	1,158	0
	01/2016	CNY	300,196		46,000	139	0
	01/2016	INR	349,271		5,204	0	(60)
	01/2016	KRW	19,126,272		16,361	96	0
	01/2016	MYR	134,765		30,894	112	(448)
	01/2016	RUB	941,119		13,994	1,130	0
	01/2016	TRY	28,511		9,627	0	(104)
	01/2016		$32,771	BRL	124,902	0	(1,200)
	01/2016		2,914	KRW	3,427,543	1	0
	01/2016		12,070	RUB	784,925	0	(1,361)
	01/2016		60,404	TRY	179,655	915	0
	02/2016	COP	17,593,156		$5,243	0	(277)
	02/2016	IDR	334,436,172		23,576	54	(254)
	02/2016	SGD	23,180		16,368	47	0
	02/2016	THB	487,269		13,416	0	(107)
	02/2016		$8,806	EUR	8,191	103	0
	02/2016		9,524	ILS	37,035	2	0
	02/2016		4,485	JPY	551,900	110	0
	02/2016		5,943	NGN	1,527,352	1,146	0
	02/2016		13,713	RUB	942,300	0	(926)
	02/2016		48,156	THB	1,740,601	168	(19)
	02/2016		1,151	TWD	37,863	0	(4)
	03/2016		1,725	MXN	29,454	0	(24)
	03/2016		17,371	ZAR	265,109	2	(450)
	04/2016	BRL	536,000		$167,723	36,292	0
	04/2016	CZK	86,000		3,437	0	(34)
	04/2016	RUB	192,013		2,605	44	0
	04/2016		$27,129	BRL	108,800	0	(450)
	05/2016	BRL	197,939		$56,153	8,066	0
	05/2016		$53,670	ZAR	798,561	0	(3,257)
	05/2016	ZAR	205,544		$13,838	862	0
	07/2016	BRL	68,650		16,671	319	0
	08/2016		$5,399	IDR	86,525,376	501	0
	09/2016	CNH	275,442		$41,669	833	0
	09/2016	CZK	218,405		9,102	203	0
	09/2016		$2,480	RUB	190,071	0	(25)
	10/2016	CNH	17,723		$2,721	99	0
MSB	01/2016	BRL	275,011		70,429	916	0
	01/2016	INR	140,670		2,092	0	(28)
	01/2016	MYR	84,552		19,507	99	(186)
	01/2016	PHP	33,891		715	0	(6)
	01/2016	RUB	78,463		1,193	121	0
	01/2016		$72,300	BRL	275,011	9	(2,796)
	01/2016		771	CNH	4,991	0	(14)
	01/2016		5,540	JPY	670,764	41	0
	01/2016		482	KRW	563,918	0	(2)
	01/2016		26,564	RUB	1,873,735	0	(953)
	02/2016	BRL	42,120		$11,474	932	0
	02/2016	COP	20,225,478		6,537	191	0
	02/2016	IDR	65,486,880		4,650	0	(6)
	02/2016	JPY	670,764		5,543	0	(41)
	02/2016	THB	332,329		9,198	13	(38)
	02/2016	TWD	304,171		9,274	56	0
	02/2016		$15,233	BRL	61,465	150	0
	02/2016		1,883	ILS	7,299	0	(6)
	02/2016		2,633	TWD	86,335	0	(17)
	03/2016	CZK	27,000		$1,077	0	(11)
	03/2016	HUF	248,738		859	2	0
	03/2016	PEN	5,962		1,750	22	0
	03/2016	PLN	33,056		8,458	42	0
	03/2016	ZAR	1,228,909		79,297	849	0
	04/2016	RUB	1,786,389		24,641	814	0
NAB	02/2016		$11,380	EUR	10,535	80	0

NGF	01/2016	MYR	16,936		$3,871	0	(54)
	02/2016	SGD	473		334	1	0
	03/2016		$127,196	MXN	2,217,362	833	0
	04/2016	BRL	134,000		$41,973	9,116	0
RBC	02/2016	COP	3,919,772		1,262	32	0
	03/2016	MXN	103,600		6,000	18	0
RYL	01/2016	KRW	11,370,832		9,917	247	0
SCX	01/2016	INR	59,753		896	0	(5)
	01/2016	MYR	214,301		51,409	1,748	0
	01/2016	PHP	9,830		208	0	(1)
	01/2016	RUB	156,986		2,429	283	0
	01/2016		$161,931	MYR	710,655	2,767	(16)
	01/2016		5,373	PHP	255,505	66	0
	01/2016		35,548	TRY	104,915	261	0
	02/2016		18,499	IDR	259,637,155	0	(41)
	03/2016	HUF	1,006,420		$3,474	10	0
	03/2016		$200	HUF	58,050	0	0
	03/2016		529	PLN	2,086	2	0
	03/2016		24,571	RUB	1,730,675	0	(1,314)
	05/2016		169,723	PLN	679,029	2,991	0
	05/2016		20,536	ZAR	304,645	0	(1,304)
	08/2016		39,639	IDR	635,233,927	3,675	0
	10/2016	CNH	27,654		$4,273	181	0
SOG	01/2016	MYR	21,978		5,108	15	0
	01/2016	PHP	9,238		196	0	(1)
	01/2016	RUB	2,858,748		43,178	4,103	0
	01/2016	TRY	9,217		3,118	0	(28)
	01/2016		$25,028	RUB	1,637,716	0	(2,643)
	02/2016	IDR	124,315,200		$8,544	0	(294)
	02/2016	TWD	123,331		3,726	0	(11)
	03/2016	PLN	3,881		990	2	0
	03/2016		$1,156	RON	4,768	0	(9)
	03/2016		34,899	RUB	2,375,044	0	(2,982)
	03/2016		969	ZAR	14,877	0	(19)
	05/2016		77,978		1,130,485	0	(6,610)
	08/2016		5,345	IDR	84,191,515	395	0
	09/2016	CZK	29,067		$1,216	34	0
UAG	01/2016	BRL	491,889		125,970	1,638	0
	01/2016	RUB	853,141		12,996	1,335	0
	01/2016		$122,742	BRL	491,889	1,590	0
	01/2016		4,089	CNH	26,206	0	(115)
	01/2016		146,276	INR	9,715,368	213	(53)
	01/2016		17,244	MYR	72,840	0	(365)
	02/2016	TWD	4,381,686		$134,676	1,889	0
	02/2016		$11,994	THB	431,064	0	(31)
	03/2016	MXN	270,793		$15,763	128	0
	05/2016	PLN	36,240		9,100	0	(118)
	08/2016		$28,669	MYR	119,636	0	(1,147)
	11/2016		14,075	IDR	215,134,532	270	0

Total Forward Foreign Currency Contracts						$273,089	$(124,107)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC USD versus JPY	JPY	119.000	01/13/2016		$218,000	$1,205	$459
CBK	Put - OTC EUR versus USD		$1.038	02/04/2016	EUR	46,200	586	58
FBF	Call - OTC USD versus BRL	BRL	4.200	02/25/2016		$57,700	919	1,225
	Call - OTC USD versus BRL		4.000	03/28/2016		12,700	571	674
GLM	Call - OTC USD versus BRL		4.000	03/28/2016		22,300	981	1,184
HUS	Call - OTC USD versus CNH	CNH	6.550	09/19/2016		37,590	985	1,466
	Put - OTC USD versus TRY	TRY	2.810	02/02/2016		30,200	368	43

Total Purchased Options							$ 5,615	$5,109

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.130	02/09/2016	EUR	48,300	$(332)	$(98)
	Call - OTC USD versus INR	INR	68.530	03/16/2016		$37,590	(941)	(173)
	Put - OTC USD versus INR		68.530	03/16/2016		37,590	(886)	(1,118)
CBK	Call - OTC EUR versus USD		$1.143	02/04/2016	EUR	46,200	(563)	(36)
DUB	Call - OTC USD versus BRL	BRL	4.000	03/10/2016		$16,200	(507)	(744)
	Call - OTC USD versus ZAR	ZAR	15.000	02/19/2016		14,500	(209)	(718)
FBF	Put - OTC USD versus BRL	BRL	3.697	02/25/2016		57,700	(919)	(369)
	Put - OTC USD versus BRL		3.800	03/28/2016		12,700	(260)	(195)
	Call - OTC USD versus BRL		4.300	03/28/2016		12,700	(271)	(328)
GLM	Put - OTC USD versus BRL		3.800	03/28/2016		22,300	(478)	(343)
	Call - OTC USD versus BRL		4.300	03/28/2016		22,300	(460)	(576)
	Call - OTC USD versus CNH	CNH	7.050	12/08/2016		78,870	(1,100)	(1,341)
HUS	Put - OTC USD versus CNH		6.370	09/19/2016		37,590	(248)	(143)
	Call - OTC USD versus CNH		7.000	09/19/2016		75,180	(1,011)	(1,048)
	Call - OTC USD versus RUB	RUB	70.000	01/19/2016		14,700	(217)	(582)
	Call - OTC USD versus TRY	TRY	3.070	02/02/2016		30,200	(338)	(120)
JPM	Call - OTC USD versus KRW	KRW	1,210.000	02/15/2016		20,200	(226)	(104)
NGF	Call - OTC USD versus CNH	CNH	7.000	10/31/2016		42,300	(517)	(693)
SOG	Call - OTC USD versus RUB	RUB	74.000	03/09/2016		14,300	(262)	(444)
UAG	Call - OTC USD versus KRW	KRW	1,210.000	02/16/2016		18,800	(211)	(99)
							$(9,956)	$(9,272)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
HUS	Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIBOR	Pay	2.500%	02/17/2016	PLN	10,000	$(32)	$(13)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	9.000	02/10/2016	ZAR	25,000	(15)	(60)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIBOR	Pay	3.000	02/10/2016	PLN	5,000	(5)	0

								$(52)	$(73)

Total Written Options								$(10,008)	$(9,345)

Swap Agreements:

Asset Swaps

								Swap Agreements, at Value
Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
CBK	Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	$30,052	$916	$(7,008)	$0	$(6,092)
DUB	Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	4,066	(455)	(1,082)	0	(1,537)

						$461	$(8,090)	$0	$(7,629)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Export-Import Bank of China	1.000%	09/20/2016	0.404%		$700	$(20)	$23	$3	$0
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	2.332		4,300	(31)	20	0	(11)
	Peru Government International Bond	1.000	09/20/2020	1.821		600	(25)	4	0	(21)
	Russia Government International Bond	1.000	03/20/2016	1.528		17,500	(113)	99	0	(14)
	Russia Government International Bond	1.000	09/20/2016	1.591		14,000	(186)	132	0	(54)
	Russia Government International Bond	1.000	12/20/2016	1.672		22,600	(137)	(2)	0	(139)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	7,100	(59)	49	0	(10)
BPS	Russia Government International Bond	1.000	03/20/2016	1.528		$6,800	(57)	52	0	(5)
	Russia Government International Bond	1.000	12/20/2016	1.672		8,600	(48)	(5)	0	(53)
BRC	Kazakhstan Government International Bond	1.000	09/20/2016	1.756		700	(6)	2	0	(4)
	Russia Government International Bond	1.000	06/20/2016	1.489		11,600	(122)	100	0	(22)
	Russia Government International Bond	1.000	09/20/2016	1.591		15,100	(230)	171	0	(59)
CBK	Russia Government International Bond	1.000	03/20/2016	1.528		3,600	(23)	20	0	(3)
DUB	Brazil Government International Bond	1.000	03/20/2016	1.120		900	(2)	2	0	0
	Brazil Government International Bond	1.000	12/20/2016	2.151		4,400	(56)	9	0	(47)
FBF	Qatar Government International Bond	1.000	03/20/2016	0.356		25,000	(153)	198	45	0
GST	Brazil Government International Bond	1.000	03/20/2016	1.120		15,800	(24)	26	2	0
	Brazil Government International Bond	1.000	12/20/2016	2.151		6,700	(88)	16	0	(72)
	Chile Government International Bond	1.000	09/20/2020	1.216		9,000	24	(108)	0	(84)
	Colombia Government International Bond	1.000	09/20/2016	1.034		6,900	(11)	12	1	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	2.332		6,400	(66)	50	0	(16)
	Russia Government International Bond	1.000	03/20/2016	1.528		6,000	(16)	11	0	(5)
	Russia Government International Bond	1.000	09/20/2016	1.591		700	(15)	12	0	(3)
	Russia Government International Bond	1.000	12/20/2016	1.672		2,700	(58)	42	0	(16)
HUS	Brazil Government International Bond	1.000	09/20/2016	1.765		5,200	2	(29)	0	(27)
	Kazakhstan Government International Bond	1.000	09/20/2016	1.756		1,900	(16)	6	0	(10)
	Qatar Government International Bond	1.000	06/20/2016	0.356		500	(4)	6	2	0
	Russia Government International Bond	1.000	03/20/2016	1.528		10,000	(33)	25	0	(8)
JPM	Brazil Government International Bond	1.000	09/20/2016	1.765		1,300	0	(7)	0	(7)
	Brazil Government International Bond	1.000	12/20/2016	2.151		2,700	(31)	2	0	(29)
	Russia Government International Bond	1.000	03/20/2016	1.528		14,300	(42)	31	0	(11)
MYC	Brazil Government International Bond	1.000	03/20/2016	1.120		10,300	(2)	3	1	0
	Export-Import Bank of China	1.000	09/20/2016	0.404		1,000	(27)	32	5	0
	Qatar Government International Bond	1.000	06/20/2016	0.356		13,000	(4)	49	45	0

							$(1,679)	$1,053	$104	$(730)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AZD	Pay	6-Month THB-THBFIX	2.220%	11/23/2020	THB	211,400	$0	$24	$24	$0
BOA	Pay	1-Year BRL-CDI	8.420	01/02/2017	BRL	365,800	423	(11,504)	0	(11,081)
	Pay	1-Year BRL-CDI	8.910	01/02/2017		79,200	81	(2,179)	0	(2,098)
	Receive	1-Year BRL-CDI	10.910	01/02/2017		276,900	1,080	2,300	3,380	0
	Pay	1-Year BRL-CDI	11.610	01/02/2018		56,300	(225)	(934)	0	(1,159)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		87,400	(71)	(2,338)	0	(2,409)
	Pay	3-Month COP-IBR Compounded-OIS	5.310	08/29/2019	COP	2,970,000	0	(37)	0	(37)
	Pay	3-Month COP-IBR Compounded-OIS	6.220	05/28/2025		35,000,000	(4)	(855)	0	(859)
	Pay	3-Month MYR-KLIBOR	4.170	07/27/2020	MYR	11,000	(1)	22	21	0
	Pay	3-Month ZAR-JIBAR	8.500	09/16/2030	ZAR	164,000	67	(1,016)	0	(949)
	Pay	6-Month THB-THBFIX	3.320	11/12/2018	THB	85,000	0	105	105	0
	Pay	6-Month THB-THBFIX	3.390	11/13/2018		81,000	0	105	105	0
	Pay	6-Month THB-THBFIX	3.320	07/27/2020		1,382,300	0	2,350	2,350	0
BPS	Pay	1-Year BRL-CDI	11.320	01/04/2016	BRL	83,800	(7)	(139)	0	(146)
	Pay	1-Year BRL-CDI	13.680	04/01/2016		658,600	(112)	(456)	0	(568)
	Receive	1-Year BRL-CDI	12.255	01/02/2017		1,023,200	(75)	6,076	6,001	0
	Pay	1-Year BRL-CDI	11.610	01/02/2018		145,200	(375)	(2,614)	0	(2,989)
	Pay	1-Year BRL-CDI	12.360	01/02/2018		112,250	(271)	(1,541)	0	(1,812)
	Pay	1-Year BRL-CDI	12.985	01/02/2018		52,800	0	(678)	0	(678)
	Pay	1-Year BRL-CDI	15.960	01/02/2019		125,100	1	(372)	0	(371)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		144,600	(76)	(3,909)	0	(3,985)
	Pay	1-Year BRL-CDI	12.850	01/04/2021		113,720	(1,396)	(962)	0	(2,358)
	Pay	1-Year BRL-CDI	15.445	01/04/2021		247,480	0	(1,392)	0	(1,392)
	Pay	1-Year BRL-CDI	15.590	01/04/2021		117,700	160	(708)	0	(548)
	Receive	1-Year BRL-CDI	16.395	01/04/2021		165,900	0	58	58	0
	Pay	6-Month THB-THBFIX	3.480	01/14/2021	THB	456,100	0	916	916	0
	Pay	6-Month THB-THBFIX	3.415	01/21/2021		291,760	(1)	558	557	0
	Pay	6-Month THB-THBFIX	3.385	01/23/2021		266,600	(1)	498	497	0
BRC	Pay	1-Year BRL-CDI	8.180	01/02/2017	BRL	97,400	(260)	(2,918)	0	(3,178)
	Pay	1-Year BRL-CDI	15.960	01/02/2019		152,700	(35)	(418)	0	(453)
	Receive	1-Year BRL-CDI	13.345	01/04/2021		166,400	0	3,304	3,304	0
	Pay	3-Month MYR-KLIBOR	3.175	07/09/2017	MYR	39,930	0	(104)	0	(104)
	Pay	3-Month ZAR-JIBAR	6.500	03/20/2020	ZAR	579,200	85	(3,185)	0	(3,100)
	Pay	3-Month ZAR-JIBAR	7.545	09/17/2020		99,000	(6)	(335)	0	(341)
	Pay	3-Month ZAR-JIBAR	8.000	12/18/2023		429,300	225	(2,288)	0	(2,063)
	Pay	6-Month THB-THBFIX	3.395	06/22/2020	THB	285,000	0	444	444	0
CBK	Pay	1-Year BRL-CDI	12.180	01/02/2018	BRL	158,700	(560)	(2,226)	0	(2,786)
	Pay	3-Month MYR-KLIBOR	3.360	04/17/2018	MYR	96,080	(1)	(268)	0	(269)
	Pay	3-Month MYR-KLIBOR	3.325	04/24/2018		61,900	(1)	(186)	0	(187)
	Pay	3-Month ZAR-JIBAR	6.500	11/16/2016	ZAR	47,100	(13)	(8)	0	(21)
	Pay	3-Month ZAR-JIBAR	8.500	03/16/2031		196,100	(203)	(1,016)	0	(1,219)
	Pay	6-Month PLN-WIBOR	4.650	11/16/2016	PLN	31,100	(4)	238	234	0
	Pay	6-Month THB-THBFIX	2.190	11/23/2020	THB	124,600	0	9	9	0
	Pay	6-Month THB-THBFIX	3.520	01/13/2021		36,700	0	76	76	0
	Pay	6-Month THB-THBFIX	3.480	01/14/2021		243,000	0	488	488	0
	Pay	6-Month THB-THBFIX	3.410	01/15/2021		177,700	(1)	340	339	0
	Pay	6-Month THB-THBFIX	3.420	01/17/2021		483,840	0	929	929	0
	Pay	6-Month THB-THBFIX	2.625	07/27/2025		1,059,800	(4)	191	187	0
	Pay	6-Month THB-THBFIX	2.810	09/23/2025		977,000	0	504	504	0
	Pay	28-Day MXN-TIIE	8.050	12/26/2018	MXN	50	0	0	0	0
DUB	Pay	1-Year BRL-CDI	9.210	01/02/2017	BRL	107,800	0	(2,641)	0	(2,641)
	Receive	1-Year BRL-CDI	12.255	01/02/2017		18,600	(24)	133	109	0
	Pay	1-Year BRL-CDI	15.230	01/02/2017		205,000	10	(124)	0	(114)
	Pay	1-Year BRL-CDI	15.960	01/02/2019		220,200	(138)	(516)	0	(654)
	Pay	1-Year BRL-CDI	12.850	01/04/2021		62,720	126	(1,427)	0	(1,301)
	Receive	1-Year BRL-CDI	13.310	01/04/2021		14,000	0	281	281	0
	Receive	1-Year BRL-CDI	16.150	01/04/2021		347,100	222	379	601	0
	Pay	3-Month COP-IBR Compounded-OIS	5.320	03/17/2020	COP	23,430,000	(1)	(349)	0	(350)
	Receive	3-Month COP-IBR Compounded-OIS	6.445	07/01/2025		22,000,000	3	418	421	0
	Pay	3-Month MYR-KLIBOR	3.175	07/09/2017	MYR	45,000	0	(117)	0	(117)
	Pay	3-Month MYR-KLIBOR	3.335	04/19/2018		47,916	0	(141)	0	(141)
	Pay	3-Month MYR-KLIBOR	4.020	09/20/2020		44,600	(3)	14	11	0
	Pay	6-Month THB-THBFIX	3.350	11/08/2018	THB	99,000	0	124	124	0
	Pay	6-Month THB-THBFIX	3.340	11/11/2018		73,000	0	91	91	0
	Pay	6-Month THB-THBFIX	3.370	11/14/2018		81,000	0	101	101	0
	Pay	6-Month THB-THBFIX	2.175	01/29/2020		38,900	0	9	9	0
	Pay	6-Month THB-THBFIX	2.015	08/17/2020		194,000	0	(14)	0	(14)
	Pay	6-Month THB-THBFIX	2.200	11/23/2020		90,600	0	8	8	0
	Pay	6-Month THB-THBFIX	3.480	01/14/2021		157,700	0	317	317	0
	Pay	6-Month THB-THBFIX	3.410	01/15/2021		126,900	(1)	243	242	0
	Pay	6-Month THB-THBFIX	3.410	01/21/2021		255,630	(1)	487	486	0
	Pay	6-Month THB-THBFIX	3.390	01/23/2021		236,600	(1)	444	443	0
	Pay	6-Month THB-THBFIX	2.580	01/29/2025		274,300	(1)	49	48	0
	Pay	6-Month THB-THBFIX	2.580	10/19/2025		970,800	(2)	(84)	0	(86)
FBF	Receive	1-Year BRL-CDI	12.255	01/02/2017	BRL	509,800	(24)	3,014	2,990	0
	Receive	1-Year BRL-CDI	14.720	01/02/2018		171,000	937	39	976	0
	Pay	1-Year BRL-CDI	15.960	01/02/2019		134,000	(204)	(194)	0	(398)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		42,600	(105)	(1,069)	0	(1,174)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		144,900	383	(3,875)	0	(3,492)
	Pay	6-Month THB-THBFIX	2.023	08/17/2020	THB	27,000	0	(2)	0	(2)
	Pay	6-Month THB-THBFIX	2.780	09/23/2025		50,980	0	22	22	0
	Pay	28-Day MXN-TIIE	6.350	09/01/2023	MXN	267,000	24	250	274	0
GLM	Pay	1-Year BRL-CDI	8.720	01/02/2017	BRL	29,100	80	(899)	0	(819)
	Receive	1-Year BRL-CDI	12.255	01/02/2017		227,400	(107)	1,441	1,334	0
	Pay	1-Year BRL-CDI	13.900	01/02/2017		278,600	(170)	(934)	0	(1,104)
	Pay	1-Year BRL-CDI	13.175	01/02/2018		4,500	(45)	(10)	0	(55)
	Pay	1-Year BRL-CDI	13.730	01/02/2018		212,000	(56)	(2,037)	0	(2,093)
	Receive	1-Year BRL-CDI	15.500	01/02/2018		407,600	411	671	1,082	0
	Pay	1-Year BRL-CDI	15.960	01/02/2019		764,200	279	(2,547)	0	(2,268)
	Receive	1-Year BRL-CDI	12.055	01/04/2021		42,370	1,024	218	1,242	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021		200,000	535	(5,355)	0	(4,820)
	Pay	1-Year BRL-CDI	12.850	01/04/2021		86,400	200	(1,992)	0	(1,792)
	Pay	3-Month COP-IBR Compounded-OIS	6.200	03/21/2024	COP	33,520,000	(9)	(650)	0	(659)
	Pay	3-Month COP-IBR Compounded-OIS	6.120	10/16/2024		30,627,000	(4)	(708)	0	(712)
	Receive	3-Month COP-IBR Compounded-OIS	6.430	07/01/2025		19,370,000	2	375	377	0
	Pay	3-Month ZAR-JIBAR	7.500	12/17/2024	ZAR	17,667	(9)	(123)	0	(132)
	Pay	28-Day MXN-TIIE	7.220	08/25/2028	MXN	180,800	(34)	630	596	0
	Pay	28-Day MXN-TIIE	7.245	09/06/2028		100,000	(1)	337	336	0
GST	Pay	3-Month ZAR-JIBAR	7.500	06/19/2018	ZAR	93,400	(24)	(90)	0	(114)
	Pay	3-Month ZAR-JIBAR	7.250	12/18/2018		225,800	(69)	(416)	0	(485)
	Pay	3-Month ZAR-JIBAR	8.500	09/16/2030		90,000	66	(587)	0	(521)
HUS	Pay	1-Year BRL-CDI	13.770	04/01/2016	BRL	323,800	0	(233)	0	(233)
	Pay	1-Year BRL-CDI	8.320	01/02/2017		531,100	672	(17,274)	0	(16,602)
	Receive	1-Year BRL-CDI	12.255	01/02/2017		925,900	14	5,416	5,430	0
	Receive	1-Year BRL-CDI	13.820	01/02/2017		660,000	(24)	2,802	2,778	0
	Pay	1-Year BRL-CDI	15.230	01/02/2017		254,100	26	(168)	0	(142)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		39,000	(42)	(1,033)	0	(1,075)
	Pay	1-Year BRL-CDI	12.800	01/04/2021		88,700	(196)	(1,948)	0	(2,144)
	Pay	3-Month COP-IBR Compounded-OIS	6.200	03/21/2024	COP	33,140,000	(9)	(642)	0	(651)
	Receive	3-Month COP-IBR Compounded-OIS	6.440	07/01/2025		3,940,000	0	76	76	0
	Receive	3-Month COP-IBR Compounded-OIS	6.420	07/02/2025		10,000,000	0	197	197	0
	Pay	3-Month ZAR-JIBAR	7.500	12/18/2018	ZAR	97,100	(17)	(150)	0	(167)
	Pay	3-Month ZAR-JIBAR	7.500	06/19/2023		306,700	(515)	(1,395)	0	(1,910)
	Pay	3-Month ZAR-JIBAR	7.500	12/17/2024		35,333	(15)	(249)	0	(264)
	Pay	3-Month ZAR-JIBAR	8.790	03/16/2031		29,600	0	(141)	0	(141)
	Pay	3-Month ZAR-JIBAR	8.815	03/16/2031		210,000	0	(971)	0	(971)
	Pay	6-Month THB-THBFIX	2.260	12/18/2019	THB	1,418,500	(3)	382	379	0
	Pay	6-Month THB-THBFIX	2.123	01/28/2020		221,900	0	39	39	0
	Pay	6-Month THB-THBFIX	2.040	08/17/2020		743,000	0	(29)	0	(29)
	Pay	6-Month THB-THBFIX	2.505	01/28/2025		389,100	(1)	(1)	0	(2)
JPM	Receive	1-Year BRL-CDI	12.255	01/02/2017	BRL	650,800	(550)	4,367	3,817	0
	Pay	1-Year BRL-CDI	11.610	01/02/2018		186,500	(271)	(3,569)	0	(3,840)
	Receive	1-Year BRL-CDI	12.860	01/02/2018		183,600	0	2,530	2,530	0
	Receive	1-Year BRL-CDI	13.375	01/02/2018		242,700	2,776	(17)	2,759	0
	Receive	1-Year BRL-CDI	14.720	01/02/2018		80,760	458	3	461	0
	Receive	1-Year BRL-CDI	15.500	01/02/2018		185,600	431	62	493	0
	Pay	1-Year BRL-CDI	15.960	01/02/2019		475,800	(785)	(627)	0	(1,412)
	Pay	3-Month COP-IBR Compounded-OIS	5.220	03/13/2019	COP	5,000,000	(1)	(56)	0	(57)
	Pay	3-Month COP-IBR Compounded-OIS	5.230	05/28/2020		28,690,000	(1)	(485)	0	(486)
	Receive	3-Month COP-IBR Compounded-OIS	6.420	07/02/2025		7,000,000	0	138	138	0
	Pay	3-Month MYR-KLIBOR	3.370	08/17/2016	MYR	462,100	97	(454)	0	(357)
	Pay	3-Month MYR-KLIBOR	3.330	04/19/2018		40,940	0	(122)	0	(122)
	Pay	3-Month MYR-KLIBOR	4.260	11/02/2020		18,600	0	52	52	0
	Pay	3-Month ZAR-JIBAR	8.000	06/19/2023	ZAR	118,200	(132)	(396)	0	(528)
	Pay	6-Month THB-THBFIX	3.480	08/19/2016	THB	5,055,400	328	2,393	2,721	0
	Pay	6-Month THB-THBFIX	3.320	07/29/2020		413,900	(4)	707	703	0
MYC	Pay	1-Year BRL-CDI	8.220	01/02/2017	BRL	9,100	(5)	(288)	0	(293)
	Pay	1-Year BRL-CDI	8.630	01/02/2017		43,100	3	(1,286)	0	(1,283)
	Pay	1-Year BRL-CDI	8.640	01/02/2017		478,400	2,851	(15,850)	0	(12,999)
	Receive	1-Year BRL-CDI	12.255	01/02/2017		148,600	(139)	1,010	871	0
	Pay	1-Year BRL-CDI	12.360	01/02/2018		437,430	(940)	(6,120)	0	(7,060)
	Pay	1-Year BRL-CDI	15.960	01/02/2019		224,400	(184)	(482)	0	(666)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		73,100	(112)	(1,902)	0	(2,014)
	Receive	1-Year BRL-CDI	13.320	01/04/2021		155,300	0	3,111	3,111	0
	Pay	3-Month COP-IBR Compounded-OIS	4.795	03/03/2020	COP	28,095,000	0	(590)	0	(590)
	Receive	3-Month COP-IBR Compounded-OIS	6.420	07/02/2025		16,260,000	0	321	321	0
	Pay	3-Month ZAR-JIBAR	8.500	03/16/2031	ZAR	295,000	(309)	(1,525)	0	(1,834)
UAG	Pay	1-Year BRL-CDI	8.200	01/02/2017	BRL	17,400	(18)	(546)	0	(564)
	Pay	1-Year BRL-CDI	8.590	01/02/2017		75,000	0	(2,258)	0	(2,258)
	Pay	1-Year BRL-CDI	8.900	01/02/2017		193,500	272	(5,415)	0	(5,143)
	Receive	1-Year BRL-CDI	10.910	01/02/2017		28,300	118	227	345	0
	Pay	1-Year BRL-CDI	11.610	01/02/2018		355,680	(656)	(6,667)	0	(7,323)
	Pay	1-Year BRL-CDI	12.360	01/02/2018		435,100	(314)	(6,708)	0	(7,022)
	Pay	28-Day MXN-TIIE	5.210	10/21/2020	MXN	667,500	(2)	(431)	0	(433)

							$4,489	$(98,052)	$60,270	$(153,833)

Total Swap Agreements							$3,271	$(105,089)	$60,374	$(162,192)

(m)	Securities with an aggregate market value of $140,396 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$911	$0	$911
Brazil
Corporate Bonds & Notes	0	248,264	0	248,264
Sovereign Issues	0	515,741	0	515,741
Canada
Corporate Bonds & Notes	0	14,947	0	14,947
Cayman Islands
Asset-Backed Securities	0	1,981	0	1,981
Corporate Bonds & Notes	0	24,644	2,077	26,721
Chile
Corporate Bonds & Notes	0	14,219	0	14,219
Sovereign Issues	0	6,391	0	6,391
China
Corporate Bonds & Notes	0	19,077	0	19,077
Sovereign Issues	0	4,086	0	4,086
Colombia
Corporate Bonds & Notes	0	41,478	0	41,478
Sovereign Issues	0	283,321	0	283,321
Czech Republic
Sovereign Issues	0	8,607	0	8,607
El Salvador
Sovereign Issues	0	6,014	0	6,014
Germany
Corporate Bonds & Notes	0	1,789	0	1,789
Hong Kong
Corporate Bonds & Notes	0	43,642	0	43,642
Hungary
Sovereign Issues	0	25,814	0	25,814
India
Corporate Bonds & Notes	0	14,211	0	14,211
Indonesia
Corporate Bonds & Notes	0	67,122	0	67,122
Sovereign Issues	0	287,086	0	287,086
Ireland
Corporate Bonds & Notes	0	63,635	0	63,635
Israel
Corporate Bonds & Notes	0	14,794	0	14,794
Kazakhstan
Corporate Bonds & Notes	0	47,810	0	47,810
Luxembourg
Corporate Bonds & Notes	0	82,956	0	82,956
Malaysia
Sovereign Issues	0	297,104	0	297,104
Mexico
Corporate Bonds & Notes	0	132,107	384	132,491
Sovereign Issues	0	96,726	0	96,726
Netherlands
Corporate Bonds & Notes	0	8,358	0	8,358
Peru
Sovereign Issues	0	75,218	0	75,218
Philippines
Corporate Bonds & Notes	0	937	0	937
Sovereign Issues	0	50,951	0	50,951
Poland
Sovereign Issues	0	379,727	0	379,727
Qatar
Corporate Bonds & Notes	0	1,617	0	1,617
Romania
Sovereign Issues	0	71,979	0	71,979
Russia
Corporate Bonds & Notes	0	16,535	0	16,535
Sovereign Issues	0	119,296	0	119,296
South Africa
Corporate Bonds & Notes	0	9,177	0	9,177
Sovereign Issues	0	216,459	0	216,459
South Korea
Corporate Bonds & Notes	0	8,523	0	8,523
Sovereign Issues	0	39,005	0	39,005
Sri Lanka
Sovereign Issues	0	5,824	0	5,824
Thailand
Sovereign Issues	0	19,891	0	19,891
Turkey
Corporate Bonds & Notes	0	12,452	0	12,452
Sovereign Issues	0	286,979	0	286,979
United Kingdom
Corporate Bonds & Notes	0	2,203	0	2,203
United States
Asset-Backed Securities	0	6,213	0	6,213
Corporate Bonds & Notes	0	101,284	0	101,284
Non-Agency Mortgage-Backed Securities	0	4,073	0	4,073
U.S. Government Agencies	0	37	0	37
U.S. Treasury Obligations	0	90,870	0	90,870
Virgin Islands (British)
Corporate Bonds & Notes	0	22,086	0	22,086
Short-Term Instruments
Repurchase Agreements	0	150	0	150
Short-Term Notes	0	18,558	0	18,558
Japan Treasury Bills	0	158,996	0	158,996
U.S. Treasury Bills	0	99,949	0	99,949
	$0	$4,191,824	$2,461	$4,194,285

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	523,465	0	0	523,465

Total Investments	$523,465	$4,191,824	$2,461	$4,717,750

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,277)	$0	$(3,277)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,469	0	1,469
Over the counter	0	338,572	0	338,572
	$0	$340,041	$0	$340,041

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,740)	0	(1,740)
Over the counter	0	(295,644)	0	(295,644)

	$0	$(297,384)	$0	$(297,384)

Totals	$523,465	$4,231,204	$2,461	$4,757,130

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.2%
ANGOLA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Angola
9.500% due 11/12/2025	$2,900	$2,704

Total Angola (Cost $2,905)		2,704

AZERBAIJAN 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024	$6,300	5,904

Total Azerbaijan (Cost $6,195)		5,904

BRAZIL 7.7%
CORPORATE BONDS & NOTES 7.5%
Banco do Brasil S.A.
3.875% due 10/10/2022	$30,478	23,316
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028	24,900	18,861
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	3,405	2,699
6.875% due 07/30/2019	7,350	6,650
CSN Islands Corp.
6.875% due 09/21/2019 (g)	800	424
Petrobras Global Finance BV
5.375% due 01/27/2021	4,400	3,289
5.625% due 05/20/2043	8,900	5,451
5.750% due 01/20/2020	20,746	16,337
6.250% due 03/17/2024	6,000	4,320
6.750% due 01/27/2041 (g)	1,600	1,032
6.850% due 06/05/2115	8,600	5,612
6.875% due 01/20/2040	3,600	2,358
7.875% due 03/15/2019	44,360	39,369
Samarco Mineracao S.A.
5.750% due 10/24/2023	8,900	2,937

		132,655

SOVEREIGN ISSUES 0.2%
Brazil Government International Bond
4.250% due 01/07/2025	3,600	2,902
5.625% due 01/07/2041	1,350	986

		3,888

Total Brazil (Cost $181,613)		136,543

CAYMAN ISLANDS 1.9%
CORPORATE BONDS & NOTES 1.9%
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020	$500	539
CAR, Inc.
6.125% due 02/04/2020	2,500	2,583
Interoceanica Finance Ltd.
0.000% due 05/15/2030 (c)	7,400	4,070
Lamar Funding Ltd.
3.958% due 05/07/2025	8,100	7,239
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034	4,800	4,680
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	29,985	11,095
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (e)	3,951	909
6.750% due 10/01/2023 (e)	8,431	2,023

Total Cayman Islands (Cost $60,720)		33,138

CHILE 3.6%
CORPORATE BONDS & NOTES 3.5%
Banco Santander Chile
3.875% due 09/20/2022		$800	799
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		3,300	3,448
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		8,600	6,348
4.500% due 08/13/2023		800	778
4.500% due 09/16/2025 (g)		9,800	9,253
4.875% due 11/04/2044		2,200	1,768
Corpbanca S.A.
3.875% due 09/22/2019		8,900	8,840
E.CL S.A.
5.625% due 01/15/2021		3,100	3,354
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		13,500	13,007
GNL Quintero S.A.
4.634% due 07/31/2029		6,400	6,078
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		8,000	7,520

			61,193

SOVEREIGN ISSUES 0.1%
Chile Government International Bond
3.625% due 10/30/2042		2,200	1,925

Total Chile (Cost $66,278)			63,118

CHINA 0.4%
CORPORATE BONDS & NOTES 0.3%
Sinopec Group Overseas Development Ltd.
4.875% due 05/17/2042		$5,710	5,875

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	139	22
5.840% due 01/03/2019		3,510	585
China Government International Bond
3.290% due 04/18/2020		8,250	1,302
3.380% due 05/23/2023		1,200	191
China Government International Bond 08/23 4.08
4.080% due 08/22/2023		1,100	183

			2,283

Total China (Cost $7,945)			8,158

COLOMBIA 2.5%
CORPORATE BONDS & NOTES 2.1%
Ecopetrol S.A.
5.375% due 06/26/2026		$2,500	2,134
5.875% due 09/18/2023		8,200	7,565
5.875% due 05/28/2045		17,400	12,441
7.375% due 09/18/2043		13,000	10,953
7.625% due 07/23/2019		3,900	4,240

			37,333

SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
6.125% due 01/18/2041		3,200	3,104
7.375% due 09/18/2037		4,275	4,735

			7,839

Total Colombia (Cost $54,555)			45,172

COSTA RICA 0.7%
SOVEREIGN ISSUES 0.7%
Costa Rica Government International Bond
4.250% due 01/26/2023		$8,130	7,154
4.375% due 04/30/2025		200	169
5.625% due 04/30/2043		6,300	4,552

Total Costa Rica (Cost $14,588)			11,875

DOMINICAN REPUBLIC 0.4%
SOVEREIGN ISSUES 0.4%
Dominican Republic International Bond
5.500% due 01/27/2025	$4,100	3,967
6.850% due 01/27/2045	2,800	2,653

Total Dominican Republic (Cost $7,091)		6,620

EL SALVADOR 2.3%
SOVEREIGN ISSUES 2.3%
El Salvador Government International Bond
5.875% due 01/30/2025	$13,400	11,256
6.375% due 01/18/2027	3,900	3,315
7.625% due 09/21/2034	3,070	3,024
7.625% due 02/01/2041	9,400	8,002
7.650% due 06/15/2035	9,350	8,018
7.750% due 01/24/2023	500	491
8.250% due 04/10/2032	7,210	6,759

Total El Salvador (Cost $51,361)		40,865

ETHIOPIA 0.2%
SOVEREIGN ISSUES 0.2%
Ethiopia International Bond
6.625% due 12/11/2024	$4,000	3,562

Total Ethiopia (Cost $3,985)		3,562

GABON 0.5%
SOVEREIGN ISSUES 0.5%
Gabon Government International Bond
6.375% due 12/12/2024	$10,004	7,983

Total Gabon (Cost $9,908)		7,983

GUATEMALA 1.4%
SOVEREIGN ISSUES 1.4%
Guatemala Government International Bond
4.875% due 02/13/2028	$7,200	6,930
5.750% due 06/06/2022	16,500	17,366

Total Guatemala (Cost $24,220)		24,296

HONG KONG 0.9%
CORPORATE BONDS & NOTES 0.9%
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	$4,900	4,795
CNOOC Finance USA LLC
3.500% due 05/05/2025	6,100	5,817
Nexen Energy ULC
6.400% due 05/15/2037	1,130	1,267
7.500% due 07/30/2039	3,370	4,353

Total Hong Kong (Cost $16,556)		16,232

INDIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Indian Railway Finance Corp. Ltd.
4.406% due 03/30/2016	$200	201

Total India (Cost $200)		201

INDONESIA 6.6%
CORPORATE BONDS & NOTES 3.5%
Majapahit Holding BV
7.750% due 01/20/2020	$15,207	17,051
Pelabuhan Indonesia PT
4.250% due 05/05/2025	1,600	1,425
5.375% due 05/05/2045	1,600	1,268

Pertamina Persero PT
4.300% due 05/20/2023		1,900	1,732
6.000% due 05/03/2042		27,158	22,347
6.450% due 05/30/2044		20,600	17,999

			61,822

SOVEREIGN ISSUES 3.1%
Indonesia Government International Bond
4.125% due 01/15/2025		2,000	1,922
4.625% due 04/15/2043		2,400	2,069
4.750% due 01/08/2026		2,600	2,573
5.375% due 10/17/2023		5,000	5,211
5.875% due 03/13/2020		8,008	8,700
6.625% due 02/17/2037		6,360	6,680
6.750% due 01/15/2044		14,700	15,792
7.750% due 01/17/2038		7,225	8,488
8.500% due 10/12/2035		2,400	2,995

			54,430

Total Indonesia (Cost $124,715)			116,252

IRELAND 5.2%
CORPORATE BONDS & NOTES 5.2%
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		$20,800	18,486
6.604% due 02/03/2021		18,700	18,794
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018		8,200	8,123
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,000	1,397
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		$2,100	2,154
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017 (g)		1,040	1,042
6.025% due 07/05/2022		32,515	30,870
6.902% due 07/09/2020		10,160	10,312

Total Ireland (Cost $95,232)			91,178

ISRAEL 0.4%
CORPORATE BONDS & NOTES 0.4%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$7,000	7,784

Total Israel (Cost $7,797)			7,784

IVORY COAST 0.4%
SOVEREIGN ISSUES 0.4%
Ivory Coast Government International Bond
5.375% due 07/23/2024		$7,100	6,330

Total Ivory Coast (Cost $6,978)			6,330

JAMAICA 0.2%
SOVEREIGN ISSUES 0.2%
Jamaica Government International Bond
6.750% due 04/28/2028		$1,500	1,493
7.875% due 07/28/2045		1,700	1,657

Total Jamaica (Cost $3,199)			3,150

KAZAKHSTAN 4.1%
CORPORATE BONDS & NOTES 2.7%
KazMunayGas National Co. JSC
6.375% due 04/09/2021		$18,381	18,992
7.000% due 05/05/2020		27,178	28,854

			47,846

SOVEREIGN ISSUES 1.4%
Kazakhstan Government International Bond
4.875% due 10/14/2044		12,200	10,229
5.125% due 07/21/2025		7,800	7,714
6.500% due 07/21/2045		6,300	6,219

			24,162

Total Kazakhstan (Cost $73,807)			72,008

LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond
6.125% due 03/09/2021	$1,600	1,848

Total Lithuania (Cost $1,782)		1,848

LUXEMBOURG 6.5%
CORPORATE BONDS & NOTES 6.5%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	$14,400	12,789
6.000% due 11/27/2023	4,200	3,974
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020	6,520	6,073
5.999% due 01/23/2021	1,160	1,160
6.510% due 03/07/2022	14,913	15,051
7.288% due 08/16/2037	2,000	1,998
8.625% due 04/28/2034	1,100	1,238
Millicom International Cellular S.A.
6.000% due 03/15/2025	1,200	1,026
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017	7,150	7,275
7.750% due 05/29/2018	17,250	18,167
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017	2,000	2,023
5.180% due 06/28/2019	4,200	4,232
5.400% due 03/24/2017	14,600	14,873
5.717% due 06/16/2021	8,600	8,508
6.125% due 02/07/2022	15,585	15,693

Total Luxembourg (Cost $117,293)		114,080

MALAYSIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Petronas Capital Ltd.
4.500% due 03/18/2045	$900	856

Total Malaysia (Cost $889)		856

MEXICO 12.1%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)	93,349	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 10.3%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022	$820	821
BBVA Bancomer S.A.
6.750% due 09/30/2022	350	386
Cemex S.A.B. de C.V.
6.125% due 05/05/2025 (g)	3,300	2,830
Comision Federal de Electricidad
4.875% due 01/15/2024	7,100	7,029
5.750% due 02/14/2042	5,100	4,615
6.125% due 06/16/2045	4,900	4,496
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^	900	19
Petroleos Mexicanos
3.500% due 01/30/2023	600	525
4.875% due 01/24/2022	39,575	38,190
5.500% due 06/27/2044	29,630	22,440
6.375% due 01/23/2045	9,400	8,003
6.500% due 06/02/2041	96,570	83,967
6.625% due 06/15/2035	9,375	8,426
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^	4,900	17

		181,764

SOVEREIGN ISSUES 1.8%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	8,100	7,374
4.600% due 01/23/2046		$6,412	5,698
5.550% due 01/21/2045		3,120	3,210
5.750% due 10/12/2110		5,300	4,969
6.050% due 01/11/2040		9,402	10,330

			31,581

Total Mexico (Cost $266,372)			213,345

MONGOLIA 0.5%
SOVEREIGN ISSUES 0.5%
Mongolia Government International Bond
5.125% due 12/05/2022		$10,630	8,495

Total Mongolia (Cost $10,582)			8,495

MOROCCO 0.3%
SOVEREIGN ISSUES 0.3%
Morocco Government International Bond
5.500% due 12/11/2042		$5,800	5,604

Total Morocco (Cost $6,087)			5,604

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond
5.250% due 10/29/2025		$1,400	1,307

Total Namibia (Cost $1,387)			1,307

NETHERLANDS 1.3%
CORPORATE BONDS & NOTES 1.3%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$21,200	14,310
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		8,700	8,597

Total Netherlands (Cost $29,076)			22,907

PANAMA 1.7%
CORPORATE BONDS & NOTES 0.1%
ENA Norte Trust
4.950% due 04/25/2028		$1,651	1,691

SOVEREIGN ISSUES 1.6%
Panama Government International Bond
4.000% due 09/22/2024		2,200	2,211
7.125% due 01/29/2026		9,842	12,327
8.125% due 04/28/2034		2,860	3,740
8.875% due 09/30/2027		6,235	8,651
9.375% due 01/16/2023		900	1,215

			28,144

Total Panama (Cost $29,585)			29,835

PARAGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Paraguay
4.625% due 01/25/2023		$1,700	1,658
6.100% due 08/11/2044		5,700	5,472

Total Paraguay (Cost $7,449)			7,130

PERU 1.0%
CORPORATE BONDS & NOTES 0.6%
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022		$7,400	7,548
Union Andina de Cementos SAA
5.875% due 10/30/2021		3,400	3,290

			10,838

SOVEREIGN ISSUES 0.4%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023		7,700	7,223

Total Peru (Cost $18,471)			18,061

PHILIPPINES 0.1%
CORPORATE BONDS & NOTES 0.1%
Energy Development Corp.
6.500% due 01/20/2021		$940	1,035

Total Philippines (Cost $974)			1,035

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond
2.750% due 10/29/2025	EUR	800	883
Romania Government International Bond
6.125% due 01/22/2044		$300	352

Total Romania (Cost $1,252)			1,235

RUSSIA 2.2%
CORPORATE BONDS & NOTES 2.0%
SCF Capital Ltd.
5.375% due 10/27/2017		$18,845	18,727
Sibur Securities Ltd.
3.914% due 01/31/2018		16,600	16,165
VimpelCom Holdings BV
5.200% due 02/13/2019		100	99

			34,991

SOVEREIGN ISSUES 0.2%
Russia Government International Bond
5.625% due 04/04/2042		1,000	951
12.750% due 06/24/2028		1,525	2,420

			3,371

Total Russia (Cost $39,440)			38,362

SENEGAL 0.4%
SOVEREIGN ISSUES 0.4%
Senegal Government International Bond
8.750% due 05/13/2021		$6,600	6,947

Total Senegal (Cost $7,471)			6,947

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia International Bond
5.875% due 12/03/2018		$900	949

Total Serbia (Cost $926)			949

SOUTH AFRICA 2.9%
CORPORATE BONDS & NOTES 2.5%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$2,950	2,606
6.500% due 04/15/2040		1,300	871

Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		24,700	21,582
6.750% due 08/06/2023		10,800	9,423
Myriad International Holdings BV
5.500% due 07/21/2025		4,800	4,638
Transnet SOC Ltd.
4.000% due 07/26/2022		5,000	4,437

			43,557

SOVEREIGN ISSUES 0.4%
South Africa Government International Bond
5.375% due 07/24/2044		7,700	6,968

Total South Africa (Cost $58,485)			50,525

SPAIN 2.3%
CORPORATE BONDS & NOTES 0.0%
Santander Issuances S.A.U.
0.729% due 09/30/2019	EUR	100	107

SOVEREIGN ISSUES 2.3%
Autonomous Community of Valencia
2.289% due 09/03/2017		250	274
Spain Government International Bond
2.750% due 10/31/2024		34,100	40,460

			40,734

Total Spain (Cost $41,289)			40,841

SRI LANKA 0.4%
CORPORATE BONDS & NOTES 0.4%
National Savings Bank
5.150% due 09/10/2019		$7,600	7,106

Total Sri Lanka (Cost $7,600)			7,106

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Africa Finance Corp.
4.375% due 04/29/2020		$2,400	2,415

Total Supranational (Cost $2,380)			2,415

SWEDEN 0.1%
CORPORATE BONDS & NOTES 0.1%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$2,500	2,613

Total Sweden (Cost $2,598)			2,613

TRINIDAD AND TOBAGO 0.5%
CORPORATE BONDS & NOTES 0.5%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$7,361	6,883
9.750% due 08/14/2019		1,475	1,541

Total Trinidad and Tobago (Cost $9,034)			8,424

TUNISIA 0.0%
SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie International Bond
3.280% due 08/09/2027	JPY	100,000	681

Total Tunisia (Cost $983)			681

TURKEY 2.6%
CORPORATE BONDS & NOTES 0.5%
Arcelik A/S
5.000% due 04/03/2023		$6,990	6,395

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	2,834	2,724

		9,119

SOVEREIGN ISSUES 2.1%
Turkey Government International Bond
6.000% due 01/14/2041	16,580	16,992
6.750% due 05/30/2040	15,900	17,721
6.875% due 03/17/2036	400	449
7.250% due 03/05/2038	1,000	1,174

		36,336

Total Turkey (Cost $49,989)		45,455

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
DP World Ltd.
3.250% due 05/18/2020	$4,000	3,980

Total United Arab Emirates (Cost $3,994)		3,980

UNITED KINGDOM 0.0%
CORPORATE BONDS & NOTES 0.0%
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (d)	$500	522
8.000% due 08/10/2025 (d)	200	212

Total United Kingdom (Cost $700)		734

UNITED STATES 4.6%
ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.782% due 04/25/2037	$413	209
6.000% due 07/25/2047 ^	155	123

		332

CORPORATE BONDS & NOTES 1.9%
California Resources Corp.
5.000% due 01/15/2020	908	328
5.500% due 09/15/2021	873	279
8.000% due 12/15/2022	4,774	2,524
CCO Safari LLC
4.908% due 07/23/2025	1,100	1,101
6.384% due 10/23/2035	700	708
6.484% due 10/23/2045	1,500	1,504
6.834% due 10/23/2055	500	494
Rio Oil Finance Trust
9.250% due 07/06/2024	24,350	18,049
9.750% due 01/06/2027	5,850	4,307
Southern Copper Corp.
5.250% due 11/08/2042	2,100	1,524
Terraform Global Operating LLC
9.750% due 08/15/2022	2,400	1,926

		32,744

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Adjustable Rate Mortgage Trust
2.797% due 11/25/2035 ^	315	270
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	1,882	1,951
Banc of America Funding Trust
2.870% due 11/20/2035 ^	246	220
5.888% due 04/25/2037 ^	351	316
Bear Stearns Adjustable Rate Mortgage Trust
2.500% due 02/25/2036 ^	229	193
2.735% due 01/25/2035	36	35
Citigroup Mortgage Loan Trust, Inc.
2.070% due 09/25/2035	569	555
2.643% due 07/25/2046 ^	186	163
Countrywide Alternative Loan Trust
0.592% due 01/25/2037 ^	196	191
5.750% due 03/25/2037 ^	259	232
6.250% due 11/25/2036 ^	165	156
Countrywide Home Loan Mortgage Pass-Through Trust
2.566% due 03/25/2037 ^	189	154
2.574% due 04/20/2036 ^	144	124
2.703% due 02/25/2047 ^	198	178

2.718% due 09/25/2047 ^	116	105
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	321	217
6.172% due 06/25/2036 ^	494	303
Deutsche ALT-A Securities, Inc.
3.050% due 10/25/2035	151	124
5.000% due 10/25/2018	74	76
5.500% due 12/25/2035 ^	349	295
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^	224	187
5.886% due 10/25/2036 ^	224	187
HarborView Mortgage Loan Trust
4.730% due 08/19/2036 ^	71	64
IndyMac Mortgage Loan Trust
0.722% due 06/25/2037 ^	197	106
2.843% due 10/25/2035	221	185
4.182% due 06/25/2036	281	260
4.682% due 08/25/2036	325	312
JPMorgan Mortgage Trust
2.537% due 08/25/2035	323	320
2.636% due 11/25/2035	173	165
2.775% due 04/25/2035	80	80
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	597	611
Luminent Mortgage Trust
0.401% due 12/25/2036 ^	167	138
MASTR Alternative Loan Trust
0.822% due 03/25/2036	158	39
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	583	607
Morgan Stanley Capital Trust
5.917% due 06/11/2049	334	347
Sequoia Mortgage Trust
2.387% due 01/20/2047 ^	110	90
Structured Adjustable Rate Mortgage Loan Trust
2.154% due 10/25/2037 ^	175	118
2.718% due 11/25/2035 ^	201	160
2.789% due 09/25/2036 ^	452	294
3.052% due 05/25/2036 ^	721	666
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	568	85
WaMu Mortgage Pass-Through Certificates Trust
1.825% due 01/25/2037 ^	233	198
1.972% due 04/25/2037 ^	159	135
2.155% due 05/25/2037 ^	323	267
2.300% due 12/25/2036 ^	498	435

		11,914

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019	100	109
Israel Government AID Bond
5.500% due 04/26/2024	100	121

		230

U.S. TREASURY OBLIGATIONS 2.0%
U.S. Treasury Bonds
3.000% due 11/15/2045 (j)	32,700	32,546
U.S. Treasury Floating Rate Notes
0.428% due 10/31/2017 (j)	2,563	2,562
U.S. Treasury Notes
0.375% due 01/15/2016 (j)	950	950

		36,058

Total United States (Cost $94,930)		81,278

URUGUAY 1.1%
SOVEREIGN ISSUES 1.1%
Uruguay Government International Bond
4.375% due 10/27/2027	$7,675	7,579
Uruguay Government International Bond
4.500% due 08/14/2024	3,098	3,152
5.100% due 06/18/2050	3,000	2,595
7.625% due 03/21/2036	2,000	2,480
7.875% due 01/15/2033	2,850	3,563

Total Uruguay (Cost $19,843)		19,369

VENEZUELA 3.8%
CORPORATE BONDS & NOTES 2.2%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$8,095	4,087
5.375% due 04/12/2027		72,899	26,608
5.500% due 04/12/2037		22,263	8,137

			38,832

SOVEREIGN ISSUES 1.6%
Venezuela Government International Bond
6.000% due 12/09/2020		7,180	2,710
7.000% due 03/31/2038		19,240	7,263
7.650% due 04/21/2025		17,989	6,746
8.250% due 10/13/2024		28,239	10,872
9.000% due 05/07/2023		1,282	516
9.250% due 05/07/2028		240	95

			28,202

Total Venezuela (Cost $125,003)			67,034

VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond
4.000% due 03/12/2028		$1,800	1,743

Total Vietnam (Cost $1,610)			1,743

VIRGIN ISLANDS (BRITISH) 3.2%
CORPORATE BONDS & NOTES 3.2%
Gerdau Trade, Inc.
5.750% due 01/30/2021		$800	638
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		12,600	9,450
GTL Trade Finance, Inc.
5.893% due 04/29/2024		10,168	7,270
QGOG Constellation S.A.
6.250% due 11/09/2019		1,500	679
Rosneft Finance S.A.
6.625% due 03/20/2017		26,700	27,397
7.250% due 02/02/2020 (g)		7,550	7,992
7.875% due 03/13/2018		3,500	3,740

Total Virgin Islands (British) (Cost $62,668)			57,166

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
5.375% due 09/20/2022		$3,900	2,838

Total Zambia (Cost $3,873)			2,838

SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (f) 0.0%			665

JAPAN TREASURY BILLS 0.8%
(0.033%) due 02/22/2016 (b)	JPY	1,780,000	14,810

U.S. TREASURY BILLS 1.5%
0.354% due 01/07/2016 - 06/30/2016 (b)(j)		$25,966	25,935

Total Short-Term Instruments (Cost $41,115)			41,410

Total Investments in Securities (Cost $1,884,978)			1,608,681

	SHARES
INVESTMENTS IN AFFILIATES 9.7%
SHORT-TERM INSTRUMENTS 9.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.7%
PIMCO Short-Term Floating NAV Portfolio III	17,232,203	170,151

Total Short-Term Instruments (Cost $170,830)		170,151

Total Investments in Affiliates (Cost $170,830)		170,151

Total Investments 100.9% (Cost $2,055,808)		$1,778,832
Financial Derivative Instruments (h)(i) (1.3%) (Cost or Premiums, net $(8,665))		(23,788)
Other Assets and Liabilities, net 0.4%		7,359

Net Assets 100.0%		$1,762,403

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$665	Fannie Mae 2.170% due 10/17/2022	$(679)	$665	$665

Total Repurchase Agreements						$(679)	$665	$665

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	0.800%	11/11/2015	01/06/2016		$(1,043)	$(1,043)
BRC	(1.750)	12/17/2015	TBD	(2)	(437)	(437)
	(1.000)	11/24/2015	TBD	(2)	(2,908)	(2,905)
	(0.750)	12/10/2015	TBD	(2)	(4,222)	(4,220)
DBL	(1.000)	10/29/2015	TBD	(2)	(4,774)	(4,765)
GSC	(1.000)	10/20/2015	TBD	(2)	(4,452)	(4,442)

Total Reverse Repurchase Agreements						$(17,812)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(15,534) at a weighted average interest rate of (1.261%).

(g)	Securities with an aggregate market value of $17,941 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.EM-24 5-Year Index	1.000%	12/20/2020	$84,378	$(9,390)	$594	$0	$(34)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.350%	10/02/2025	$300	$(6)	$(4)	$0	$(1)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	29,500	(596)	244	0	(249)

					$(602)	$240	$0	$(250)

Total Swap Agreements					$(9,992)	$834	$0	$(284)

Cash of $15,894 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	14,886		$3,841	$79	$0
	01/2016		$3,812	BRL	14,886	0	(50)
	02/2016	THB	207,459		$5,779	21	0
	02/2016	TWD	354,277		10,918	181	0
	07/2016	BRL	128,358		32,467	1,894	0
BPS	01/2016		39,980		10,223	117	0
	01/2016		$10,233	BRL	39,980	0	(127)
	02/2016	BRL	39,980		$10,131	125	0
	02/2016	JPY	840,000		6,851	0	(144)
	07/2016	BRL	38,962		9,883	603	0
	10/2016	CNH	23,050		3,542	131	0
	10/2016		$8,066	BRL	35,087	33	0
CBK	02/2016	JPY	940,000		$7,667	0	(162)
	02/2016		$225	INR	15,214	3	0
DUB	01/2016	BRL	237,060		$60,551	630	0
	01/2016		$62,146	BRL	237,060	0	(2,226)
	02/2016		56,580		223,568	0	(625)
	10/2016	BRL	50,277		$13,830	2,225	0
GLM	01/2016		29,063		7,456	110	0
	01/2016	JPY	282,300		2,311	0	(38)
	01/2016		$7,500	BRL	29,063	0	(154)
	03/2016		21,566	MXN	369,810	0	(214)
	10/2016	BRL	35,035		$8,066	0	(21)
HUS	01/2016	EUR	73,826		78,675	0	(1,556)
JPM	01/2016		$16,361	EUR	14,961	0	(102)
	02/2016	GBP	703		$1,067	31	0
	02/2016		$1,462	JPY	179,900	36	0
MSB	01/2016	BRL	63,367		$16,228	211	0
	01/2016		$16,201	BRL	63,367	0	(184)
	01/2016		2,332	JPY	282,300	17	0
	02/2016	BRL	60,896		$16,588	1,347	0
	02/2016	JPY	282,300		2,333	0	(17)
SCX	01/2016	KRW	3,519,555		3,012	19	0
	01/2016	MYR	963		219	0	(4)
	02/2016	SGD	7,579		5,383	47	0
UAG	01/2016		$64,298	EUR	58,865	0	(327)
	02/2016	EUR	58,865		$64,344	328	0

Total Forward Foreign Currency Contracts						$8,188	$(5,951)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC USD versus JPY	JPY	119.000	01/13/2016	$83,700	$463	$176
FBF	Call - OTC USD versus BRL	BRL	4.000	03/28/2016	7,300	328	388
GLM	Call - OTC USD versus BRL		4.000	03/28/2016	6,200	273	329

						$1,064	$893

Total Purchased Options						$1,064	$893

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.130	02/09/2016	EUR	18,200	$(125)	$(37)
FBF	Put - OTC USD versus BRL	BRL	3.800	03/28/2016		$7,300	(150)	(112)
	Call - OTC USD versus BRL		4.300	03/28/2016		7,300	(156)	(189)
GLM	Put - OTC USD versus BRL		3.800	03/28/2016		6,200	(133)	(95)
	Call - OTC USD versus BRL		4.300	03/28/2016		6,200	(128)	(160)

							$(692)	$(593)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$9,100	$(117)	$(6)

Total Written Options						$(809)	$(599)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BRC	South Africa Government International Bond	(1.000%)	12/20/2020	3.319%	$3,500	$342	$16	$358	$0
CBK	South Africa Government International Bond	(1.000)	12/20/2020	3.319	10,700	1,033	61	1,094	0
GST	South Africa Government International Bond	(1.000)	12/20/2020	3.319	3,500	334	24	358	0

						$1,709	$101	$1,810	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2018	4.141%		$6,300	$(302)	$(243)	$0	$(545)
	Brazil Government International Bond	1.000	06/20/2020	4.739		2,200	(135)	(185)	0	(320)
	Brazil Government International Bond	1.000	09/20/2025	5.409		1,755	(357)	(160)	0	(517)
	Colombia Government International Bond	1.000	06/20/2019	2.005		12,500	(55)	(355)	0	(410)
	Colombia Government International Bond	1.000	09/20/2020	2.325		1,600	(87)	(5)	0	(92)
	Export-Import Bank of China	1.000	09/20/2016	0.404		3,800	(108)	126	18	0
	Panama Government International Bond	1.000	03/20/2019	1.399		7,500	(42)	(48)	0	(90)
	Peru Government International Bond	1.000	03/20/2019	1.460		10,000	(151)	12	0	(139)
	Peru Government International Bond	1.000	09/20/2020	1.821		700	(29)	4	0	(25)
	Russia Government International Bond	1.000	09/20/2016	1.591		5,000	(66)	47	0	(19)
	South Africa Government International Bond	1.000	09/20/2020	3.262		3,700	(204)	(149)	0	(353)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	2,600	(22)	18	0	(4)
BRC	Brazil Government International Bond	1.000	12/20/2016	2.151		$700	(9)	1	0	(8)
	Brazil Government International Bond	1.000	06/20/2018	3.847		10,000	(191)	(473)	0	(664)
	Brazil Government International Bond	1.000	06/20/2019	4.369		400	(16)	(27)	0	(43)
	Brazil Government International Bond	1.000	12/20/2020	4.897		10,100	(1,683)	16	0	(1,667)
	Colombia Government International Bond	1.000	09/20/2020	2.325		1,500	(85)	(1)	0	(86)
	Indonesia Government International Bond	1.000	03/20/2024	2.845		4,100	(566)	51	0	(515)
	Kazakhstan Government International Bond	1.000	09/20/2016	1.756		2,700	(22)	8	0	(14)
	Mexico Government International Bond	1.000	09/20/2021	1.830		10,748	(635)	170	0	(465)
	Russia Government International Bond	1.000	09/20/2016	1.591		6,900	(150)	123	0	(27)
	Russia Government International Bond	1.000	12/20/2020	3.062		2,600	(325)	87	0	(238)
	South Africa Government International Bond	1.000	09/20/2020	3.262		1,500	(83)	(60)	0	(143)
CBK	Brazil Government International Bond	1.000	06/20/2018	3.847		5,000	(95)	(237)	0	(332)
	China Government International Bond	1.000	12/20/2016	0.335		3,000	(143)	164	21	0
	Colombia Government International Bond	1.000	06/20/2019	2.005		6,100	27	(227)	0	(200)
	Indonesia Government International Bond	1.000	03/20/2024	2.845		4,100	(560)	45	0	(515)
	Panama Government International Bond	1.000	06/20/2019	1.457		2,200	14	(47)	0	(33)
	South Africa Government International Bond	1.000	06/20/2019	2.926		8,400	(268)	(253)	0	(521)
DUB	Brazil Government International Bond	1.000	03/20/2016	1.120		3,900	(7)	8	1	0
	Brazil Government International Bond	1.000	12/20/2016	2.151		700	(9)	1	0	(8)
	Brazil Government International Bond	1.000	06/20/2018	3.847		4,300	(68)	(218)	0	(286)
	China Government International Bond	1.000	12/20/2016	0.335		2,500	(111)	128	17	0
	Colombia Government International Bond	1.000	03/20/2019	1.941		2,900	(27)	(56)	0	(83)
	Colombia Government International Bond	1.000	06/20/2019	2.005		4,200	(10)	(128)	0	(138)
	Colombia Government International Bond	1.000	09/20/2020	2.325		1,000	(55)	(2)	0	(57)
	Indonesia Government International Bond	1.000	12/20/2019	1.866		300	(7)	(3)	0	(10)
	Mexico Government International Bond	1.000	09/20/2021	1.830		4,000	(157)	(16)	0	(173)
	Panama Government International Bond	1.000	03/20/2019	1.399		2,000	(12)	(12)	0	(24)
	Panama Government International Bond	1.000	06/20/2019	1.457		14,300	98	(311)	0	(213)
	Penerbangan Malaysia Bhd.	1.000	12/20/2018	1.099		14,300	(173)	138	0	(35)
	Penerbangan Malaysia Bhd.	1.000	06/20/2019	1.307		400	0	(4)	0	(4)
	Penerbangan Malaysia Bhd.	1.000	03/20/2020	1.569		2,100	(18)	(29)	0	(47)
	South Africa Government International Bond	1.000	06/20/2016	1.813		400	(4)	3	0	(1)
FBF	Brazil Government International Bond	1.000	09/20/2020	4.823		1,600	(113)	(136)	0	(249)
	China Government International Bond	1.000	12/20/2016	0.335		2,900	(143)	163	20	0
	Colombia Government International Bond	1.000	09/20/2020	2.325		600	(32)	(2)	0	(34)
	Egypt Government International Bond	1.000	06/20/2016	3.220		3,600	(376)	340	0	(36)
	Indonesia Government International Bond	1.000	06/20/2021	2.440		4,000	(257)	(28)	0	(285)
	Peru Government International Bond	1.000	03/20/2019	1.460		2,100	(31)	2	0	(29)
GST	Brazil Government International Bond	1.000	03/20/2016	1.120		10,400	(6)	7	1	0
	Brazil Government International Bond	1.000	12/20/2016	2.151		2,700	(35)	6	0	(29)
	Brazil Government International Bond	1.000	06/20/2019	4.369		2,200	(97)	(137)	0	(234)

	Brazil Government International Bond	1.000	12/20/2020	4.897	1,300	(176)	(39)	0	(215)
	Chile Government International Bond	1.000	09/20/2020	1.216	3,000	8	(36)	0	(28)
	Colombia Government International Bond	1.000	09/20/2016	1.034	6,800	2	(1)	1	0
	Colombia Government International Bond	1.000	06/20/2019	2.005	5,000	24	(188)	0	(164)
	Indonesia Government International Bond	1.000	09/20/2021	2.502	5,000	(489)	103	0	(386)
	Indonesia Government International Bond	1.000	03/20/2024	2.845	3,600	(492)	40	0	(452)
	Panama Government International Bond	1.000	06/20/2019	1.457	4,100	22	(83)	0	(61)
	Russia Government International Bond	1.000	09/20/2016	1.591	2,800	(59)	48	0	(11)
HUS	Brazil Government International Bond	1.000	09/20/2016	1.765	900	0	(5)	0	(5)
	Brazil Government International Bond	1.000	06/20/2018	3.847	3,300	(49)	(170)	0	(219)
	Brazil Government International Bond	1.000	09/20/2020	4.823	1,200	(88)	(99)	0	(187)
	Brazil Government International Bond	1.000	12/20/2020	4.897	1,100	(149)	(33)	0	(182)
	Colombia Government International Bond	1.000	12/20/2016	1.180	2,800	(2)	(2)	0	(4)
	Colombia Government International Bond	1.000	06/20/2019	2.005	12,400	(80)	(327)	0	(407)
	Kazakhstan Government International Bond	1.000	09/20/2016	1.756	7,000	(60)	24	0	(36)
	Panama Government International Bond	1.000	06/20/2019	1.457	8,700	55	(184)	0	(129)
	South Africa Government International Bond	1.000	03/20/2023	3.619	1,190	(123)	(62)	0	(185)
	Turkey Government International Bond	1.000	12/20/2019	2.361	18,600	(827)	(107)	0	(934)
JPM	Brazil Government International Bond	1.000	09/20/2016	1.765	1,100	0	(6)	0	(6)
	Brazil Government International Bond	1.000	12/20/2016	2.151	500	(6)	1	0	(5)
	Brazil Government International Bond	1.000	09/20/2018	4.009	5,000	(213)	(170)	0	(383)
	Brazil Government International Bond	1.000	12/20/2019	4.540	1,300	(49)	(114)	0	(163)
	Brazil Government International Bond	1.000	09/20/2020	4.823	600	(46)	(47)	0	(93)
	China Government International Bond	1.000	12/20/2016	0.335	12,400	(602)	687	85	0
	Colombia Government International Bond	1.000	06/20/2019	2.005	10,900	47	(405)	0	(358)
	Gazprom OAO Via Gaz Capital S.A.	1.000	12/20/2020	3.843	2,200	(372)	101	0	(271)
	Indonesia Government International Bond	1.000	06/20/2019	1.707	1,300	(28)	(2)	0	(30)
	Kazakhstan Government International Bond	1.000	03/20/2016	1.622	10,000	(289)	279	0	(10)
	Panama Government International Bond	1.000	06/20/2019	1.457	11,000	54	(218)	0	(164)
	Russia Government International Bond	1.000	03/20/2016	1.528	4,300	(13)	10	0	(3)
MYC	Brazil Government International Bond	1.000	03/20/2016	1.120	5,800	(1)	2	1	0
	Dominican Republic Government International Bond	1.000	06/20/2016	1.461	3,400	(118)	112	0	(6)
	Export-Import Bank of China	1.000	09/20/2016	0.404	4,000	(109)	128	19	0
	Peru Government International Bond	1.960	10/20/2016	0.805	3,000	0	40	40	0
UAG	Brazil Government International Bond	1.030	07/20/2017	3.081	3,875	0	(102)	0	(102)
	Indonesia Government International Bond	1.000	06/20/2021	2.440	1,300	(86)	(7)	0	(93)

						$(12,312)	$(2,716)	$224	$(15,252)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	3,300	$(3)	$(80)	$0	$(83)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		21,900	(35)	(569)	0	(604)
BPS	Receive	1-Year BRL-CDI	12.255	01/02/2017		333,200	(400)	2,354	1,954	0
	Pay	1-Year BRL-CDI	13.900	01/02/2017		34,000	76	(211)	0	(135)
	Pay	1-Year BRL-CDI	15.230	01/02/2017		103,600	10	(68)	0	(58)
	Pay	1-Year BRL-CDI	12.860	01/02/2018		49,300	(574)	(106)	0	(680)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		125,200	52	(3,502)	0	(3,450)
	Receive	1-Year BRL-CDI	12.850	01/04/2021		91,020	1,733	154	1,887	0
DUB	Pay	1-Year BRL-CDI	8.285	01/02/2017		163,300	0	(5,193)	0	(5,193)
	Receive	1-Year BRL-CDI	12.255	01/02/2017		80,300	(103)	574	471	0
	Receive	1-Year BRL-CDI	13.820	01/02/2017		198,600	0	836	836	0
	Pay	1-Year BRL-CDI	15.230	01/02/2017		47,000	2	(28)	0	(26)
	Receive	1-Year BRL-CDI	13.000	01/02/2018		50,800	(5)	676	671	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021		45,000	126	(1,210)	0	(1,084)
	Receive	1-Year BRL-CDI	16.150	01/04/2021		89,100	57	97	154	0
	Pay	1-Year BRL-CDI	12.285	01/02/2025		25,900	0	(927)	0	(927)
GLM	Pay	1-Year BRL-CDI	13.730	01/02/2018		66,400	(18)	(638)	0	(656)
HUS	Receive	1-Year BRL-CDI	15.510	07/01/2016		1,200	(1)	0	0	(1)
	Pay	1-Year BRL-CDI	8.320	01/02/2017		50,200	33	(1,602)	0	(1,569)
	Receive	1-Year BRL-CDI	12.360	01/02/2018		34,900	454	109	563	0
	Pay	1-Year BRL-CDI	13.375	01/02/2018		110,500	0	(1,256)	0	(1,256)
	Receive	1-Year BRL-CDI	13.315	01/04/2021		71,100	0	1,427	1,427	0
JPM	Pay	1-Year BRL-CDI	13.730	01/02/2017		180,400	0	(812)	0	(812)
	Receive	1-Year BRL-CDI	13.000	01/02/2018		118,400	0	1,564	1,564	0
MYC	Pay	1-Year BRL-CDI	8.220	01/02/2017		145,000	(196)	(4,480)	0	(4,676)
	Pay	1-Year BRL-CDI	11.500	01/04/2021		94,900	337	(3,661)	0	(3,324)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		18,300	(28)	(476)	0	(504)
UAG	Pay	1-Year BRL-CDI	8.200	01/02/2017		4,900	(5)	(154)	0	(159)
	Receive	1-Year BRL-CDI	10.910	01/02/2017		26,800	112	215	327	0
	Receive	1-Year BRL-CDI	11.680	01/04/2021		76,400	59	2,467	2,526	0

							$1,683	$(14,500)	$12,380	$(25,197)

Total Swap Agreements							$(8,920)	$(17,115)	$14,414	$(40,449)

(j)	Securities with an aggregate market value of $28,839 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Angola
Sovereign Issues	$0	$2,704	$0	$2,704
Azerbaijan
Sovereign Issues	0	5,904	0	5,904
Brazil
Corporate Bonds & Notes	0	132,655	0	132,655
Sovereign Issues	0	3,888	0	3,888
Cayman Islands
Corporate Bonds & Notes	0	29,068	4,070	33,138
Chile
Corporate Bonds & Notes	0	61,193	0	61,193
Sovereign Issues	0	1,925	0	1,925
China
Corporate Bonds & Notes	0	5,875	0	5,875
Sovereign Issues	0	2,283	0	2,283
Colombia
Corporate Bonds & Notes	0	37,333	0	37,333
Sovereign Issues	0	7,839	0	7,839
Costa Rica
Sovereign Issues	0	11,875	0	11,875
Dominican Republic
Sovereign Issues	0	6,620	0	6,620
El Salvador
Sovereign Issues	0	40,865	0	40,865
Ethiopia
Sovereign Issues	0	3,562	0	3,562
Gabon
Sovereign Issues	0	7,983	0	7,983
Guatemala
Sovereign Issues	0	24,296	0	24,296
Hong Kong
Corporate Bonds & Notes	0	16,232	0	16,232
India
Corporate Bonds & Notes	0	201	0	201
Indonesia
Corporate Bonds & Notes	0	61,822	0	61,822
Sovereign Issues	0	54,430	0	54,430
Ireland
Corporate Bonds & Notes	0	91,178	0	91,178
Israel
Corporate Bonds & Notes	0	7,784	0	7,784
Ivory Coast
Sovereign Issues	0	6,330	0	6,330
Jamaica
Sovereign Issues	0	3,150	0	3,150
Kazakhstan
Corporate Bonds & Notes	0	47,846	0	47,846
Sovereign Issues	0	24,162	0	24,162
Lithuania
Sovereign Issues	0	1,848	0	1,848
Luxembourg
Corporate Bonds & Notes	0	114,080	0	114,080
Malaysia
Corporate Bonds & Notes	0	856	0	856
Mexico
Corporate Bonds & Notes	0	181,764	0	181,764
Sovereign Issues	0	31,581	0	31,581
Mongolia
Sovereign Issues	0	8,495	0	8,495
Morocco
Sovereign Issues	0	5,604	0	5,604
Namibia
Sovereign Issues	0	1,307	0	1,307
Netherlands
Corporate Bonds & Notes	0	22,907	0	22,907
Panama
Corporate Bonds & Notes	0	1,691	0	1,691
Sovereign Issues	0	28,144	0	28,144
Paraguay
Sovereign Issues	0	7,130	0	7,130
Peru
Corporate Bonds & Notes	0	10,838	0	10,838
Sovereign Issues	0	7,223	0	7,223
Philippines
Corporate Bonds & Notes	0	1,035	0	1,035
Romania
Sovereign Issues	0	1,235	0	1,235
Russia
Corporate Bonds & Notes	0	34,991	0	34,991
Sovereign Issues	0	3,371	0	3,371
Senegal
Sovereign Issues	0	6,947	0	6,947
Serbia
Sovereign Issues	0	949	0	949
South Africa
Corporate Bonds & Notes	0	43,557	0	43,557
Sovereign Issues	0	6,968	0	6,968
Spain
Corporate Bonds & Notes	0	107	0	107
Sovereign Issues	0	40,734	0	40,734
Sri Lanka
Corporate Bonds & Notes	0	7,106	0	7,106
Supranational
Corporate Bonds & Notes	0	2,415	0	2,415
Sweden
Corporate Bonds & Notes	0	2,613	0	2,613
Trinidad and Tobago
Corporate Bonds & Notes	0	8,424	0	8,424
Tunisia
Sovereign Issues	0	681	0	681
Turkey
Corporate Bonds & Notes	0	9,119	0	9,119
Sovereign Issues	0	36,336	0	36,336
United Arab Emirates
Corporate Bonds & Notes	0	3,980	0	3,980
United Kingdom
Corporate Bonds & Notes	0	734	0	734
United States
Asset-Backed Securities	0	332	0	332
Corporate Bonds & Notes	0	32,744	0	32,744
Non-Agency Mortgage-Backed Securities	0	11,914	0	11,914
U.S. Government Agencies	0	230	0	230
U.S. Treasury Obligations	0	36,058	0	36,058
Uruguay
Sovereign Issues	0	19,369	0	19,369
Venezuela
Corporate Bonds & Notes	0	38,832	0	38,832
Sovereign Issues	0	28,202	0	28,202
Vietnam
Sovereign Issues	0	0	1,743	1,743
Virgin Islands (British)
Corporate Bonds & Notes	0	57,166	0	57,166
Zambia
Sovereign Issues	0	2,838	0	2,838
Short-Term Instruments
Repurchase Agreements	0	665	0	665
Japan Treasury Bills	0	14,810	0	14,810
U.S. Treasury Bills	0	25,935	0	25,935
	$0	$1,602,868	$5,813	$1,608,681

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	170,151	0	0	170,151

Total Investments	$170,151	$1,602,868	$5,813	$1,778,832

Financial Derivative Instruments - Assets
Over the counter	$0	$23,495	$0	$23,495

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(284)	0	(284)
Over the counter	0	(46,999)	0	(46,999)

	$0	$(47,283)	$0	$(47,283)

Totals	$170,151	$1,579,080	$5,813	$1,755,044
There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Corporate Bond Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.1%
ARGENTINA 1.0%
CORPORATE BONDS & NOTES 1.0%
YPF S.A.
8.500% due 07/28/2025	$2,200	$2,106

Total Argentina (Cost $2,174)		2,106

AUSTRIA 0.6%
CORPORATE BONDS & NOTES 0.6%
JBS Investments GmbH
7.750% due 10/28/2020	$100	96
Sappi Papier Holding GmbH
7.500% due 06/15/2032	1,100	1,015

Total Austria (Cost $1,080)		1,111

AZERBAIJAN 0.1%
CORPORATE BONDS & NOTES 0.1%
International Bank of Azerbaijan OJSC
5.625% due 06/11/2019	$300	275

Total Azerbaijan (Cost $282)		275

BARBADOS 0.6%
CORPORATE BONDS & NOTES 0.6%
Columbus International, Inc.
7.375% due 03/30/2021	$1,200	1,193

Total Barbados (Cost $1,247)		1,193

BERMUDA 3.8%
CORPORATE BONDS & NOTES 3.8%
Alliance Oil Co. Ltd.
10.000% due 03/11/2019	$2,472	1,458
Digicel Group Ltd.
8.250% due 09/30/2020	4,465	3,706
Kosmos Energy Ltd.
7.875% due 08/01/2021	700	567
Ooredoo International Finance Ltd.
3.250% due 02/21/2023	2,000	1,950

Total Bermuda (Cost $9,875)		7,681

BRAZIL 6.6%
CORPORATE BONDS & NOTES 6.6%
Banco ABC Brasil S.A.
7.875% due 04/08/2020	$550	503
Banco Bradesco S.A.
5.750% due 03/01/2022	600	562
Banco BTG Pactual S.A.
4.000% due 01/16/2020	910	679
Banco do Brasil S.A.
6.250% due 04/15/2024 (c)	600	294
9.000% due 06/18/2024 (c)	1,075	709
Banco do Estado do Rio Grande do Sul S.A.
7.375% due 02/02/2022	700	562
Banco Pan S.A.
8.500% due 04/23/2020	930	738
BR Properties S.A.
9.000% due 02/01/2016 (c)	1,710	1,428
Braskem Finance Ltd.
5.375% due 05/02/2022	400	334
BRF S.A.
3.950% due 05/22/2023	300	272
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	500	396

Cielo S.A.
3.750% due 11/16/2022	300	249
CSN Islands Corp.
6.875% due 09/21/2019	350	186
Embraer Netherlands Finance BV
5.050% due 06/15/2025	300	274
Fibria Overseas Finance Ltd.
5.250% due 05/12/2024	300	286
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	400	362
Itau Unibanco Holding S.A.
5.500% due 08/06/2022	250	228
6.200% due 12/21/2021	360	347
Minerva Luxembourg S.A.
7.750% due 01/31/2023	200	189
Odebrecht Finance Ltd.
7.125% due 06/26/2042	750	388
Petrobras Global Finance BV
4.375% due 05/20/2023	1,000	662
5.750% due 01/20/2020	1,100	866
6.850% due 06/05/2115	300	196
Samarco Mineracao S.A.
5.375% due 09/26/2024	400	134
Suzano Trading Ltd.
5.875% due 01/23/2021	200	195
Telemar Norte Leste S.A.
5.500% due 10/23/2020	600	318
USJ Acucar e Alcool S.A.
9.875% due 11/09/2019	1,520	598
Vale Overseas Ltd.
4.375% due 01/11/2022	150	114
6.875% due 11/10/2039	900	630
Vale S.A.
5.625% due 09/11/2042	150	100
Votorantim Cimentos S.A.
7.250% due 04/05/2041	760	581

Total Brazil (Cost $17,181)		13,380

CANADA 1.7%
CORPORATE BONDS & NOTES 1.7%
Evraz, Inc.
7.500% due 11/15/2019	$1,200	1,128
First Quantum Minerals Ltd.
6.750% due 02/15/2020	900	585
7.000% due 02/15/2021	900	569
Harvest Operations Corp.
6.875% due 10/01/2017	1,000	775
Pacific Exploration and Production Corp.
5.375% due 01/26/2019	1,650	322

Total Canada (Cost $5,215)		3,379

CAYMAN ISLANDS 9.8%
CORPORATE BONDS & NOTES 9.8%
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020 (g)	$1,000	984
Agile Property Holdings Ltd.
9.000% due 05/21/2020	200	209
Alibaba Group Holding Ltd.
3.125% due 11/28/2021	800	777
Alpha Star Holding Ltd.
4.970% due 04/09/2019	1,200	1,045
Baidu, Inc.
3.500% due 11/28/2022	300	296
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020	600	646
China State Construction Finance Cayman Ltd.
3.125% due 04/02/2018	700	703
Country Garden Holdings Co. Ltd.
7.250% due 04/04/2021	250	261
Evergrande Real Estate Group Ltd.
8.750% due 10/30/2018	400	407
Formosa Group Cayman Ltd.
3.375% due 04/22/2025	1,000	960
Greentown China Holdings Ltd.
8.500% due 02/04/2018	590	618
Hutchison Whampoa International Ltd.
3.625% due 10/31/2024	1,950	1,938
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (b)	75	55

KWG Property Holding Ltd.
8.250% due 08/05/2019	200	208
Lamar Funding Ltd.
3.958% due 05/07/2025	700	626
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034	500	488
Longfor Properties Co. Ltd.
6.875% due 10/18/2019	565	599
MAF Global Securities Ltd.
7.125% due 10/29/2018 (c)	400	407
MCE Finance Ltd.
5.000% due 02/15/2021	1,750	1,601
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (d)	4,319	993
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (b)	968	927
QNB Finance Ltd.
2.750% due 10/31/2018	500	504
Sable International Finance Ltd.
6.875% due 08/01/2022	650	630
Semiconductor Manufacturing International Corp.
4.125% due 10/07/2019	800	803
Shimao Property Holdings Ltd.
6.625% due 01/14/2020	300	313
8.375% due 02/10/2022	300	323
Sunac China Holdings Ltd.
12.500% due 10/16/2017	500	534
Swire Pacific MTN Financing Ltd.
4.500% due 10/09/2023	500	531
Tencent Holdings Ltd.
3.375% due 03/05/2018	200	204
3.800% due 02/11/2025	400	393
Wynn Macau Ltd.
5.250% due 10/15/2021	1,050	929

Total Cayman Islands (Cost $23,426)		19,912

CHILE 4.0%
CORPORATE BONDS & NOTES 4.0%
Banco Santander Chile
3.875% due 09/20/2022	$500	499
Celulosa Arauco y Constitucion S.A.
4.500% due 08/01/2024	400	398
4.750% due 01/11/2022	300	306
Cencosud S.A.
5.150% due 02/12/2025 (g)	1,800	1,676
Colbun S.A.
4.500% due 07/10/2024	800	783
Corpbanca S.A.
3.875% due 09/22/2019	600	596
Empresa Electrica Angamos S.A.
4.875% due 05/25/2029	1,000	895
Inversiones CMPC S.A.
4.750% due 09/15/2024	1,250	1,209
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	950	893
4.500% due 08/15/2025	250	231
SACI Falabella
4.375% due 01/27/2025	700	696

Total Chile (Cost $8,523)		8,182

CHINA 3.1%
CORPORATE BONDS & NOTES 3.1%
Bank of China Ltd.
5.000% due 11/13/2024	$1,700	1,757
CCCI Treasure Ltd.
3.500% due 04/21/2020 (c)	500	493
China Construction Bank Corp.
3.875% due 05/13/2025	1,000	989
China Life Insurance Co. Ltd.
2.294% due 07/03/2075	200	196
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	1,100	1,139
CRCC Yupeng Ltd.
3.950% due 08/01/2019 (c)	700	711
Industrial & Commercial Bank of China Ltd.
4.875% due 09/21/2025	800	812
Proven Honour Capital Ltd.
4.125% due 05/19/2025	200	197

Total China (Cost $6,261)		6,294

COLOMBIA 2.9%
CORPORATE BONDS & NOTES 2.9%
Banco de Bogota S.A.
5.375% due 02/19/2023	$250	244
Bancolombia S.A.
5.950% due 06/03/2021	1,390	1,440
Colombia Telecomunicaciones S.A. ESP
5.375% due 09/27/2022	600	543
8.500% due 03/30/2020 (c)	300	259
Ecopetrol S.A.
5.375% due 06/26/2026	700	598
5.875% due 05/28/2045	1,100	786
7.375% due 09/18/2043	1,100	927
Grupo Aval Ltd.
4.750% due 09/26/2022	600	565
Transportadora de Gas Internacional S.A. ESP
5.700% due 03/20/2022	600	605

Total Colombia (Cost $6,843)		5,967

CURACAO 0.2%
CORPORATE BONDS & NOTES 0.2%
SUAM Finance BV
4.875% due 04/17/2024	$450	458

Total Curacao (Cost $448)		458

DOMINICAN REPUBLIC 0.2%
CORPORATE BONDS & NOTES 0.2%
Aeropuertos Dominicanos Siglo S.A.
9.750% due 11/13/2019	$400	418

Total Dominican Republic (Cost $397)		418

EL SALVADOR 0.2%
CORPORATE BONDS & NOTES 0.2%
Agricola Senior Trust
6.750% due 06/18/2020	$350	350

Total El Salvador (Cost $350)		350

GUATEMALA 0.2%
CORPORATE BONDS & NOTES 0.2%
Industrial Senior Trust
5.500% due 11/01/2022	$525	486

Total Guatemala (Cost $526)		486

HONG KONG 3.0%
CORPORATE BONDS & NOTES 3.0%
AIA Group Ltd.
3.200% due 03/11/2025	$600	581
China Cinda Finance Ltd.
3.125% due 04/23/2020	900	880
China Merchants Finance Co. Ltd.
5.000% due 05/04/2022	300	316
China Overseas Finance Cayman Ltd.
5.950% due 05/08/2024	300	337
China Shenhua Overseas Capital Co. Ltd.
3.125% due 01/20/2020	500	498
Citic Pacific Ltd.
6.800% due 01/17/2023	400	462
CNPC General Capital Ltd.
2.750% due 05/14/2019	700	700
Eastern Creation Investment Holdings Ltd.
2.625% due 11/20/2017	1,000	999
Franshion Brilliant Ltd.
5.750% due 03/19/2019	500	534
Lenovo Group Ltd.
4.700% due 05/08/2019	300	310
Poly Real Estate Finance Ltd.
5.250% due 04/25/2019	500	526

Total Hong Kong (Cost $6,168)		6,143

INDIA 3.6%
CORPORATE BONDS & NOTES 3.6%
ABJA Investment Co. Pte. Ltd.
5.950% due 07/31/2024	$600	503
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020	400	395
Axis Bank Ltd.
3.250% due 05/21/2020	200	201
Bharti Airtel International Netherlands BV
5.350% due 05/20/2024	900	948
Bharti Airtel Ltd.
4.375% due 06/10/2025	500	490
ICICI Bank Ltd.
3.500% due 03/18/2020	700	707
JSW Steel Ltd.
4.750% due 11/12/2019	1,500	1,141
NTPC Ltd.
4.750% due 10/03/2022	600	628
Oil India Ltd.
5.375% due 04/17/2024 (g)	700	749
Reliance Industries Ltd.
4.125% due 01/28/2025	1,400	1,375
Tata Motors Ltd.
4.625% due 04/30/2020	200	203

Total India (Cost $7,701)		7,340

INDONESIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Listrindo Capital BV
6.950% due 02/21/2019	$400	411

Total Indonesia (Cost $415)		411

IRELAND 2.0%
CORPORATE BONDS & NOTES 2.0%
Alfa Bank AO Via Alfa Bond Issuance PLC
7.750% due 04/28/2021	$700	733
Borets Finance Ltd.
7.625% due 09/26/2018	1,200	988
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	700	675
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
6.625% due 10/14/2022	600	612
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.000% due 05/30/2023	600	557
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022	500	444

Total Ireland (Cost $4,127)		4,009

ISLE OF MAN 0.1%
CORPORATE BONDS & NOTES 0.1%
Greenko Dutch BV
8.000% due 08/01/2019	$200	210

Total Isle of Man (Cost $206)		210

KAZAKHSTAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Zhaikmunai LLP
6.375% due 02/14/2019	$1,300	1,024

Total Kazakhstan (Cost $1,333)		1,024

LUXEMBOURG 6.8%
CORPORATE BONDS & NOTES 6.8%
Altice Finco S.A.
7.625% due 02/15/2025	$2,600	2,411
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019	500	476
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	5,020	4,459

Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034		400	450
MHP S.A.
8.250% due 04/02/2020		600	522
Millicom International Cellular S.A.
4.750% due 05/22/2020		1,100	990
6.000% due 03/15/2025		900	770
Offshore Drilling Holding S.A.
8.375% due 09/20/2020		200	144
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024		1,900	1,677
Topaz Marine S.A.
8.625% due 11/01/2018		700	644
VTB Bank OJSC Via VTB Capital S.A.
6.950% due 10/17/2022		1,400	1,340

Total Luxembourg (Cost $14,281)			13,883

MAURITIUS 0.5%
CORPORATE BONDS & NOTES 0.5%
MTN Mauritius Investments Ltd.
4.755% due 11/11/2024		$1,200	1,053

Total Mauritius (Cost $1,173)			1,053

MEXICO 6.3%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		172,487	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 6.3%
America Movil S.A.B. de C.V.
3.125% due 07/16/2022		$1,000	985
6.125% due 03/30/2040		850	940
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		1,200	1,202
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,380	1,470
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	900	915
5.700% due 01/11/2025		$300	252
Coca-Cola Femsa S.A.B. de C.V.
3.875% due 11/26/2023		600	604
Comision Federal de Electricidad
4.875% due 01/15/2024		500	495
Fomento Economico Mexicano S.A.B. de C.V.
2.875% due 05/10/2023		400	374
Grupo Bimbo S.A.B. de C.V.
3.875% due 06/27/2024		350	341
4.500% due 01/25/2022		300	308
Grupo KUO S.A.B. de C.V.
6.250% due 12/04/2022		650	606
Grupo Posadas S.A.B. de C.V.
7.875% due 06/30/2022		1,000	961
Grupo Televisa S.A.B.
6.125% due 01/31/2046		1,100	1,099
Hipotecaria Su Casita S.A. de C.V.
6.030% due 06/28/2018 ^	MXN	17,999	88
JB y Co. S.A. de C.V.
3.750% due 05/13/2025		$500	479
Mexichem S.A.B. de C.V.
5.875% due 09/17/2044		400	337
Sixsigma Networks Mexico S.A. de C.V.
8.250% due 11/07/2021		200	192
Trust F/1401
6.950% due 01/30/2044		1,100	1,097

TV Azteca S.A.B. de C.V.
7.625% due 09/18/2020		200	118

			12,863

Total Mexico (Cost $16,131)			12,863

MOROCCO 1.3%
CORPORATE BONDS & NOTES 1.3%
OCP S.A.
4.500% due 10/22/2025		$2,800	2,618

Total Morocco (Cost $2,747)			2,618

NETHERLANDS 3.2%
CORPORATE BONDS & NOTES 3.2%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$2,100	1,418
Helios Towers Finance Netherlands BV
8.375% due 07/15/2019		1,600	1,266
Indo Energy Finance BV
6.375% due 01/24/2023		700	291
Marfrig Holding Europe BV
6.875% due 06/24/2019		650	582
Metinvest BV
8.750% due 02/14/2018		1,400	625
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	1,000	1,030
VTR Finance BV
6.875% due 01/15/2024		$1,500	1,384

Total Netherlands (Cost $8,479)			6,596

PANAMA 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Internacional del Peru
5.750% due 10/07/2020 (g)		$500	536

Total Panama (Cost $537)			536

PARAGUAY 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Continental SAECA
8.875% due 10/15/2017		$600	613

Total Paraguay (Cost $624)			613

PERU 1.3%
CORPORATE BONDS & NOTES 1.3%
Banco de Credito del Peru
4.250% due 04/01/2023		$1,400	1,405
Union Andina de Cementos SAA
5.875% due 10/30/2021		900	871
Volcan Cia Minera S.A.A.
5.375% due 02/02/2022		400	256

Total Peru (Cost $2,639)			2,532

PHILIPPINES 0.6%
CORPORATE BONDS & NOTES 0.6%
San Miguel Corp.
4.875% due 04/26/2023		$600	561
SM Investments Corp.
4.875% due 06/10/2024		700	707

Total Philippines (Cost $1,289)			1,268

QATAR 0.3%
CORPORATE BONDS & NOTES 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		$600	663

Total Qatar (Cost $683)			663

RUSSIA 1.3%
CORPORATE BONDS & NOTES 1.3%
ALROSA Finance S.A.
7.750% due 11/03/2020		$400	422
Polyus Gold International Ltd.
5.625% due 04/29/2020		790	761
VimpelCom Holdings BV
7.504% due 03/01/2022		1,420	1,427

Total Russia (Cost $2,505)			2,610

SINGAPORE 3.0%
CORPORATE BONDS & NOTES 3.0%
Alam Synergy Pte. Ltd.
6.950% due 03/27/2020		$920	777
BOC Aviation Pte. Ltd.
3.000% due 03/30/2020		500	492
Flextronics International Ltd.
4.750% due 06/15/2025		500	488
Global Logistic Properties Ltd.
3.875% due 06/04/2025		800	785
Oversea-Chinese Banking Corp. Ltd.
4.250% due 06/19/2024		2,271	2,318
United Overseas Bank Ltd.
3.750% due 09/19/2024		1,200	1,216

Total Singapore (Cost $6,222)			6,076

SOUTH AFRICA 1.8%
CORPORATE BONDS & NOTES 1.8%
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		$1,000	799
FirstRand Bank Ltd.
4.250% due 04/30/2020		600	596
Myriad International Holdings BV
5.500% due 07/21/2025		2,400	2,319

Total South Africa (Cost $3,899)			3,714

SOUTH KOREA 0.6%
CORPORATE BONDS & NOTES 0.6%
Woori Bank
4.750% due 04/30/2024		$1,200	1,230

Total South Korea (Cost $1,280)			1,230

SUPRANATIONAL 0.7%
CORPORATE BONDS & NOTES 0.7%
Africa Finance Corp.
4.375% due 04/29/2020		$800	805
African Export-Import Bank
4.750% due 07/29/2019		500	514

Total Supranational (Cost $1,296)			1,319

SWEDEN 1.2%
CORPORATE BONDS & NOTES 1.2%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$1,300	1,359
PZU Finance AB
1.375% due 07/03/2019	EUR	1,000	1,087

Total Sweden (Cost $2,490)			2,446

THAILAND 3.3%
CORPORATE BONDS & NOTES 3.3%
Bangkok Bank PCL
3.875% due 09/27/2022		$1,200	1,230
Krung Thai Bank PCL
5.200% due 12/26/2024		1,000	1,022

PTT Exploration & Production PCL
4.875% due 06/18/2019 (c)	2,000	1,955
PTT Global Chemical PCL
4.250% due 09/19/2022	500	513
PTT PCL
3.375% due 10/25/2022	600	594
Thai Oil PCL
3.625% due 01/23/2023	1,500	1,474

Total Thailand (Cost $6,868)		6,788

TURKEY 4.4%
CORPORATE BONDS & NOTES 4.4%
Akbank TAS
5.125% due 03/31/2025	$900	839
Arcelik A/S
5.000% due 04/03/2023	200	183
Finansbank A/S
6.250% due 04/30/2019	400	420
KOC Holding A/S
3.500% due 04/24/2020 (g)	910	874
Turk Telekomunikasyon A/S
4.875% due 06/19/2024	500	475
Turkcell Iletisim Hizmetleri A/S
5.750% due 10/15/2025	750	726
Turkiye Garanti Bankasi A/S
4.750% due 10/17/2019	1,500	1,494
Turkiye Halk Bankasi A/S
4.750% due 02/11/2021	900	860
Turkiye Is Bankasi
5.000% due 04/30/2020	1,100	1,092
Turkiye Sise ve Cam Fabrikalari A/S
4.250% due 05/09/2020	300	289
Turkiye Vakiflar Bankasi TAO
6.000% due 11/01/2022 (g)	400	383
Yapi ve Kredi Bankasi A/S
4.000% due 01/22/2020 (g)	1,300	1,251

Total Turkey (Cost $9,049)		8,886

UNITED ARAB EMIRATES 3.4%
CORPORATE BONDS & NOTES 3.4%
Abu Dhabi National Energy Co. PJSC
3.625% due 01/12/2023	$1,400	1,345
Burgan Tier 1 Financing Ltd.
7.250% due 09/30/2019 (c)	500	471
DP World Ltd.
6.850% due 07/02/2037	2,300	2,271
Emirates NBD PJSC
4.875% due 03/28/2023	500	506
First Gulf Bank PJSC
2.625% due 02/24/2020	500	492
National Bank of Abu Dhabi PJSC
5.250% due 06/17/2020 (c)	750	741
NBK Tier 1 Financing Ltd.
5.750% due 04/09/2021 (c)	1,000	995

Total United Arab Emirates (Cost $7,306)		6,821

UNITED KINGDOM 1.7%
CORPORATE BONDS & NOTES 1.7%
Afren PLC
6.625% due 12/09/2020 ^	$683	14
11.500% due 02/01/2016 ^	12,325	249
Fresnillo PLC
5.500% due 11/13/2023	500	505
Hikma Pharmaceuticals PLC
4.250% due 04/10/2020	500	486
Petra Diamonds U.S. Treasury PLC
8.250% due 05/31/2020	1,000	822
Tullow Oil PLC
6.000% due 11/01/2020	1,070	749
Vedanta Resources PLC
7.125% due 05/31/2023	1,090	602

Total United Kingdom (Cost $16,667)		3,427

UNITED STATES 1.2%
CORPORATE BONDS & NOTES 1.2%
JBS USA LLC
5.750% due 06/15/2025	$500	438
Rio Oil Finance Trust
9.250% due 07/06/2024	550	407
Southern Copper Corp.
5.250% due 11/08/2042	1,690	1,226
Terraform Global Operating LLC
9.750% due 08/15/2022	400	321

Total United States (Cost $2,831)		2,392

VIRGIN ISLANDS (BRITISH) 2.5%
CORPORATE BONDS & NOTES 2.5%
Caifu Holdings Ltd.
8.750% due 01/24/2020	$400	414
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	1,350	1,012
GTL Trade Finance, Inc.
7.250% due 04/16/2044	700	455
HKT Capital Ltd.
3.625% due 04/02/2025	600	587
HLP Finance Ltd.
4.450% due 04/16/2021	450	461
QGOG Constellation S.A.
6.250% due 11/09/2019	3,200	1,448
Star Energy Geothermal Wayang Windu Ltd.
6.125% due 03/27/2020	500	476
Wanda Properties Overseas Ltd.
4.875% due 11/21/2018	200	206

Total Virgin Islands (British) (Cost $6,329)		5,059

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (f) 0.1%		194

SHORT-TERM NOTES 0.4%
Afren PLC (7.500% Cash or 7.500% PIK)
15.000% due 04/25/2016 ^(e)	$2,200	902

U.S. TREASURY BILLS 0.2%
0.203% due 01/14/2016 (j)	338	338

Total Short-Term Instruments (Cost $2,656)		1,434

Total Investments in Securities (Cost $221,759)		185,156

	SHARES
INVESTMENTS IN AFFILIATES 10.1%
SHORT-TERM INSTRUMENTS 10.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.1%
PIMCO Short-Term Floating NAV Portfolio III	2,085,183	20,589

Total Short-Term Instruments (Cost $20,671)		20,589

Total Investments in Affiliates (Cost $20,671)		20,589

Total Investments 101.2% (Cost $242,430)		$205,745
Financial Derivative Instruments (h)(i) (0.3%) (Cost or Premiums, net $(256))		(749)
Other Assets and Liabilities, net (0.9%)		(1,767)

Net Assets 100.0%		$203,229

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Zero coupon bond.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC (7.500% Cash or 7.500% PIK)	15.000%	04/25/2016	04/30/2015	$2,168	$902	0.44%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$194	Fannie Mae 2.170% due 10/17/2022	$(202)	$194	$194

Total Repurchase Agreements						$(202)	$194	$194

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BPS	(2.750%)	07/28/2015	TBD	(2)	$(1,089)	$(1,076)
BRC	(2.500)	10/09/2015	TBD	(2)	(189)	(188)
	(1.750)	09/09/2015	TBD	(2)	(766)	(761)
	(1.000)	12/10/2015	TBD	(2)	(985)	(985)
	(0.750)	10/22/2015	TBD	(2)	(540)	(539)
	(0.250)	10/22/2015	TBD	(2)	(484)	(483)
CFR	(1.500)	11/13/2015	TBD	(2)	(381)	(380)
JML	(1.250)	10/30/2015	TBD	(2)	(838)	(836)

Total Reverse Repurchase Agreements						$(5,248)

(2)	Open maturity reverse repurchase agreements.
(3)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(2,495) at a weighted average interest rate of (1.375%).

(g)	Securities with an aggregate market value of $5,233 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	Long	03/2016	119	$(24)	$35	$0
U.S. Treasury 30-Year Bond March Futures	Long	03/2016	26	(3)	13	0

Total Futures Contracts				$(27)	$48	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	$1,400	$(27)	$(40)	$0	$(3)
Pay	3-Month USD-LIBOR	2.000	12/16/2020	6,300	86	104	10	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025	4,000	(123)	(180)	0	(17)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	4,300	(87)	(301)	0	(36)

					$(151)	$(417)	$10	$(56)

Total Swap Agreements					$(151)	$(417)	$10	$(56)

Cash of $773 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	03/2016	MXN	681		$39	$0	$0
CBK	02/2016		$958	EUR	879	0	(2)
GLM	01/2016	JPY	22,100		$181	0	(3)
JPM	02/2016	EUR	3,756		4,038	0	(47)
MSB	01/2016		$182	JPY	22,100	2	0
	02/2016	JPY	22,100		$183	0	(1)

Total Forward Foreign Currency Contracts						$2	$(53)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	$2,730	$(70)	$0

Total Written Options						$(70)	$0

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2020	0.831%	$2,200	$48	$(31)	$17	$0
	Mexico Government International Bond	1.000	06/20/2020	1.582	3,800	(33)	(59)	0	(92)
	Qatar Government International Bond	1.000	06/20/2020	0.821	2,200	41	(23)	18	0
BPS	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2019	3.403	1,700	(102)	(20)	0	(122)
	Petroleos Mexicanos	1.000	03/20/2019	2.660	2,900	(56)	(89)	0	(145)
BRC	Petroleos Mexicanos	1.000	03/20/2019	2.660	2,000	(51)	(49)	0	(100)
	Qatar Government International Bond	1.000	06/20/2020	0.821	2,300	33	(14)	19	0
CBK	AK Transneft OAO	1.000	03/20/2017	2.834	3,700	(55)	(25)	0	(80)
	Emirate of Abu Dhabi Government International Bond	1.000	06/20/2020	0.831	2,300	47	(30)	17	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	06/20/2020	0.831	1,800	37	(23)	14	0
	Mexico Government International Bond	1.000	06/20/2020	1.582	1,800	(18)	(26)	0	(44)
	Petroleos Mexicanos	1.000	03/20/2019	2.660	3,400	(63)	(107)	0	(170)
	Qatar Government International Bond	1.000	06/20/2020	0.821	1,800	31	(17)	14	0
JPM	Saudi Arabia Government International Bond	1.000	12/20/2020	1.526	1,900	(45)	(1)	0	(46)
						$(186)	$(514)	$99	$(799)

Total Swap Agreements						$(186)	$(514)	$99	$(799)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(j)	Securities with an aggregate market value of $338 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$2,106	$0	$2,106
Austria
Corporate Bonds & Notes	0	1,111	0	1,111
Azerbaijan
Corporate Bonds & Notes	0	275	0	275
Barbados
Corporate Bonds & Notes	0	1,193	0	1,193
Bermuda
Corporate Bonds & Notes	0	7,681	0	7,681
Brazil
Corporate Bonds & Notes	0	13,380	0	13,380
Canada
Corporate Bonds & Notes	0	3,379	0	3,379
Cayman Islands
Corporate Bonds & Notes	0	19,857	55	19,912
Chile
Corporate Bonds & Notes	0	8,182	0	8,182
China
Corporate Bonds & Notes	0	6,294	0	6,294
Colombia
Corporate Bonds & Notes	0	5,967	0	5,967
Curacao
Corporate Bonds & Notes	0	458	0	458
Dominican Republic
Corporate Bonds & Notes	0	418	0	418
El Salvador
Corporate Bonds & Notes	0	350	0	350
Guatemala
Corporate Bonds & Notes	0	486	0	486
Hong Kong
Corporate Bonds & Notes	0	6,143	0	6,143
India
Corporate Bonds & Notes	0	7,340	0	7,340
Indonesia
Corporate Bonds & Notes	0	411	0	411
Ireland
Corporate Bonds & Notes	0	4,009	0	4,009
Isle of Man
Corporate Bonds & Notes	0	210	0	210
Kazakhstan
Corporate Bonds & Notes	0	1,024	0	1,024
Luxembourg
Corporate Bonds & Notes	0	13,883	0	13,883
Mauritius
Corporate Bonds & Notes	0	1,053	0	1,053
Mexico
Corporate Bonds & Notes	0	12,775	88	12,863
Morocco
Corporate Bonds & Notes	0	2,618	0	2,618
Netherlands
Corporate Bonds & Notes	0	6,596	0	6,596
Panama
Corporate Bonds & Notes	0	536	0	536
Paraguay
Corporate Bonds & Notes	0	613	0	613
Peru
Corporate Bonds & Notes	0	2,532	0	2,532
Philippines
Corporate Bonds & Notes	0	1,268	0	1,268
Qatar
Corporate Bonds & Notes	0	663	0	663
Russia
Corporate Bonds & Notes	0	2,610	0	2,610
Singapore
Corporate Bonds & Notes	0	6,076	0	6,076
South Africa
Corporate Bonds & Notes	0	3,714	0	3,714
South Korea
Corporate Bonds & Notes	0	1,230	0	1,230
Supranational
Corporate Bonds & Notes	0	1,319	0	1,319
Sweden
Corporate Bonds & Notes	0	2,446	0	2,446
Thailand
Corporate Bonds & Notes	0	6,788	0	6,788
Turkey
Corporate Bonds & Notes	0	8,886	0	8,886
United Arab Emirates
Corporate Bonds & Notes	0	6,821	0	6,821
United Kingdom
Corporate Bonds & Notes	0	3,427	0	3,427
United States
Corporate Bonds & Notes	0	2,392	0	2,392
Virgin Islands (British)
Corporate Bonds & Notes	0	5,059	0	5,059
Short-Term Instruments
Repurchase Agreements	0	194	0	194
Short-Term Notes	0	0	902	902
U.S. Treasury Bills	0	338	0	338
	$0	$184,111	$1,045	$185,156

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	20,589	0	0	20,589

Total Investments	$20,589	$184,111	$1,045	$205,745

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	48	10	0	58
Over the counter	0	101	0	101
	$48	$111	$0	$159

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(56)	0	(56)
Over the counter	0	(852)	0	(852)

	$0	$(908)	$0	$(908)

Totals	$20,637	$183,314	$1,045	$204,996

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Currency Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.6%
BERMUDA 0.0%
CORPORATE BONDS & NOTES 0.0%
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		$500	$506

Total Bermuda (Cost $506)			506

BRAZIL 21.7%
CORPORATE BONDS & NOTES 8.6%
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	29,000	31,531
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$11,750	11,736
4.625% due 02/13/2017		41,185	41,741
Banco Votorantim S.A.
5.250% due 02/11/2016		5,720	5,723
Caixa Economica Federal
2.375% due 11/06/2017		9,520	8,782
4.500% due 10/03/2018		1,850	1,709
Itau Unibanco Holding S.A.
2.850% due 05/26/2018		22,200	21,168
Petrobras Global Finance BV
1.990% due 05/20/2016		35,100	34,310
2.000% due 05/20/2016		23,300	23,009
2.461% due 01/15/2019		30,400	23,180
2.886% due 03/17/2017		13,900	12,771
3.000% due 01/15/2019		2,400	1,830
3.500% due 02/06/2017		1,000	938
3.875% due 01/27/2016		49,363	49,227
5.875% due 03/01/2018		19,140	17,082
6.125% due 10/06/2016		1,400	1,390
7.875% due 03/15/2019		55,935	49,642
8.375% due 12/10/2018 (h)		3,400	3,136

			338,905

SOVEREIGN ISSUES 13.1%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		17,500	17,369
4.125% due 09/15/2017	EUR	34,900	35,647
6.369% due 06/16/2018		$7,400	7,308
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2016 (b)	BRL	784,350	191,718
0.000% due 10/01/2016 (b)		528,100	119,725
0.000% due 01/01/2017 (b)		428,600	93,605
0.000% due 07/01/2017 (b)		208,400	42,079
0.000% due 07/01/2018 (b)		43,000	7,423
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.000% due 05/15/2017		5,265	1,326

			516,200

Total Brazil (Cost $1,009,199)			855,105

CANADA 0.0%
CORPORATE BONDS & NOTES 0.0%
Lehman Brothers Holdings, Inc.
4.730% due 06/01/2011 (f)	CAD	5,325	395

Total Canada (Cost $0)			395

CAYMAN ISLANDS 2.1%
ASSET-BACKED SECURITIES 0.0%
Dryden Leveraged Loan CDO
0.557% due 10/20/2020		$907	904

CORPORATE BONDS & NOTES 2.1%
Alibaba Group Holding Ltd.
0.932% due 11/28/2017		7,400	7,352
1.625% due 11/28/2017		42,600	42,104

Baidu, Inc.
2.250% due 11/28/2017		400	401
3.250% due 08/06/2018		4,000	4,055
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (b)		4,453	4,185
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		1,312	485
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (e)		3,308	761
6.750% due 10/01/2023 (e)		1,250	300
Pemex Finance Ltd.
9.150% due 11/15/2018		6,750	7,297
10.610% due 08/15/2017		109	118
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (b)		11,450	10,965
QNB Finance Ltd.
1.572% due 10/31/2016		500	501
Tencent Holdings Ltd.
2.000% due 05/02/2017		5,000	5,007

			83,531

Total Cayman Islands (Cost $86,890)			84,435

CHILE 0.7%
CORPORATE BONDS & NOTES 0.7%
Banco de Credito e Inversiones
3.000% due 09/13/2017		$3,000	3,020
Banco del Estado de Chile
2.000% due 11/09/2017		16,500	16,375
Banco Santander Chile
1.221% due 04/11/2017		5,100	5,043
1.915% due 01/19/2016		5,000	4,997

Total Chile (Cost $29,724)			29,435

CHINA 1.6%
CORPORATE BONDS & NOTES 1.2%
Agricultural Bank of China Ltd.
1.288% due 05/21/2018		$45,700	45,697

SOVEREIGN ISSUES 0.4%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	99	15
5.840% due 01/03/2019		2,160	360
China Government International Bond
2.480% due 12/01/2020		5,000	731
3.290% due 04/18/2020		5,140	811
3.380% due 05/23/2023		700	112
China Government International Bond 08/23 4.08
4.080% due 08/22/2023		700	117
Export-Import Bank of China
3.350% due 06/18/2017		100,000	15,367

			17,513

Total China (Cost $64,279)			63,210

COLOMBIA 1.5%
CORPORATE BONDS & NOTES 1.0%
Banco de Bogota S.A.
5.000% due 01/15/2017		$10,683	10,854
Ecopetrol S.A.
4.250% due 09/18/2018		10,000	9,975
7.625% due 07/23/2019		15,930	17,320

			38,149

SOVEREIGN ISSUES 0.5%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	60,000	20
Colombia Government International Bond
7.375% due 01/27/2017		$6,250	6,594
7.375% due 03/18/2019		700	787
Colombian TES
5.000% due 11/21/2018	COP	8,935,000	2,672
7.000% due 05/04/2022		1,816,000	543

7.250% due 06/15/2016		27,683,000	8,783

			19,399

Total Colombia (Cost $67,886)			57,548

CROATIA 0.0%
SOVEREIGN ISSUES 0.0%
Croatia Government International Bond
6.250% due 04/27/2017		$800	830

Total Croatia (Cost $826)			830

CZECH REPUBLIC 3.5%
SOVEREIGN ISSUES 3.5%
Czech Republic Government Bond
1.240% due 07/23/2017	CZK	500,000	20,598
Czech Republic Government International Bond
0.060% due 12/09/2020		1,500,000	60,779
0.370% due 10/27/2016		1,404,800	57,033

Total Czech Republic (Cost $138,684)			138,410

EL SALVADOR 0.1%
SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond
7.375% due 12/01/2019		$3,700	3,715

Total El Salvador (Cost $4,039)			3,715

HONG KONG 0.6%
CORPORATE BONDS & NOTES 0.6%
CNOOC Finance Ltd.
1.125% due 05/09/2016		$8,200	8,188
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		3,900	3,880
CNPC General Capital Ltd.
1.450% due 04/16/2016		10,200	10,199

Total Hong Kong (Cost $22,289)			22,267

INDIA 1.7%
CORPORATE BONDS & NOTES 1.7%
Export-Import Bank of India
4.000% due 08/07/2017		$27,650	28,380
HDFC Bank Ltd.
3.000% due 11/30/2016		17,000	17,191
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017		5,000	5,083
4.406% due 03/30/2016		5,350	5,378
State Bank of India
2.467% due 01/21/2016		5,400	5,399
4.125% due 08/01/2017		3,900	4,018

Total India (Cost $65,249)			65,449

INDONESIA 8.4%
CORPORATE BONDS & NOTES 2.9%
Bank Negara Indonesia Persero Tbk PT
4.125% due 04/27/2017		$15,810	16,008
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		24,868	25,149
Majapahit Holding BV
7.250% due 06/28/2017		6,345	6,757
7.750% due 10/17/2016		62,017	64,885

			112,799

SOVEREIGN ISSUES 5.5%
Indonesia Government International Bond
6.875% due 03/09/2017		91,290	96,756
6.875% due 01/17/2018		76,400	83,016
7.500% due 01/15/2016		6,250	6,259
11.625% due 03/04/2019		24,100	30,326

			216,357

Total Indonesia (Cost $328,451)			329,156

IRELAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		$625	626
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018		1,600	1,585
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		2,500	2,516

Total Ireland (Cost $4,766)			4,727

ISRAEL 0.2%
CORPORATE BONDS & NOTES 0.2%
Delek & Avner Tamar Bond Ltd.
2.803% due 12/30/2016		$6,300	6,298

Total Israel (Cost $6,300)			6,298

KAZAKHSTAN 1.8%
CORPORATE BONDS & NOTES 1.8%
Intergas Finance BV
6.375% due 05/14/2017		$7,870	8,057
KazMunayGas National Co. JSC
9.125% due 07/02/2018		18,950	20,911
Samruk-Energy JSC
3.750% due 12/20/2017		41,600	40,768

Total Kazakhstan (Cost $70,999)			69,736

LUXEMBOURG 3.1%
CORPORATE BONDS & NOTES 3.1%
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		$28,000	28,243
6.212% due 11/22/2016		13,100	13,471
8.146% due 04/11/2018		6,500	7,020
9.250% due 04/23/2019		12,700	14,219
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		12,800	12,864
6.299% due 05/15/2017		250	254
7.750% due 05/29/2018		3,000	3,160
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		1,800	1,821
5.180% due 06/28/2019		3,700	3,728
5.400% due 03/24/2017		12,200	12,428
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		4,700	4,704
6.250% due 07/26/2016		1,000	1,023
6.700% due 10/25/2017		16,430	17,213

Total Luxembourg (Cost $120,483)			120,148

MALAYSIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016		$10,750	10,837

SOVEREIGN ISSUES 0.0%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		400	405

Total Malaysia (Cost $11,245)			11,242

MEXICO 5.6%
CORPORATE BONDS & NOTES 5.6%
America Movil S.A.B. de C.V.
1.502% due 09/12/2016		$25,000	25,004
6.000% due 06/09/2019	MXN	232,400	13,479
6.450% due 12/05/2022		140,400	7,764
9.000% due 01/15/2016		100,700	5,853

BBVA Bancomer S.A.
4.500% due 03/10/2016		$92,659	93,152
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		630	13
Petroleos Mexicanos
2.335% due 07/18/2018		12,500	12,391
5.750% due 03/01/2018		42,500	44,349
9.150% due 03/28/2016	MXN	3,600	211
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016		317,100	18,471

			220,687

SOVEREIGN ISSUES 0.0%
Mexico Government International Bond
11.375% due 09/15/2016		$140	150

Total Mexico (Cost $241,000)			220,837

NETHERLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Kazakhstan Temir Zholy Finance BV
7.000% due 05/11/2016		$15,515	15,679
Waha Aerospace BV
3.925% due 07/28/2020		260	270

Total Netherlands (Cost $16,028)			15,949

PERU 0.2%
CORPORATE BONDS & NOTES 0.2%
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$6,700	6,717

Total Peru (Cost $6,820)			6,717

PHILIPPINES 0.0%
CORPORATE BONDS & NOTES 0.0%
Power Sector Assets & Liabilities Management Corp.
6.875% due 11/02/2016		$600	625

Total Philippines (Cost $626)			625

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.000% due 04/25/2016	PLN	2,700	696

Total Poland (Cost $962)			696

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		$1,613	1,649

Total Qatar (Cost $1,642)			1,649

RUSSIA 0.0%
CORPORATE BONDS & NOTES 0.0%
SCF Capital Ltd.
5.375% due 10/27/2017		$300	298

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
7.600% due 04/14/2021	RUB	3,500	44

Total Russia (Cost $390)			342

SOUTH AFRICA 0.5%
CORPORATE BONDS & NOTES 0.5%
FirstRand Bank Ltd.
4.375% due 06/09/2016		$6,600	6,671
Transnet SOC Ltd.
4.500% due 02/10/2016		12,220	12,246

Total South Africa (Cost $18,927)			18,917

SOUTH KOREA 2.9%
CORPORATE BONDS & NOTES 2.2%
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$8,450	8,570
Industrial Bank of Korea
3.750% due 09/29/2016		15,185	15,433
KEB Hana Bank
1.375% due 02/05/2016		9,600	9,600
4.000% due 11/03/2016		2,597	2,648
4.875% due 01/14/2016		6,950	6,957
Korea Expressway Corp.
1.625% due 04/28/2017		2,300	2,294
Korea Hydro & Nuclear Power Co. Ltd.
1.158% due 05/22/2017		36,500	36,480
2.875% due 10/02/2018		700	710
Korea National Oil Corp.
4.000% due 10/27/2016		1,350	1,378
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		700	711
Shinhan Bank
4.125% due 10/04/2016		950	968
Woori Bank
4.750% due 01/20/2016		400	400

			86,149

SOVEREIGN ISSUES 0.7%
Export-Import Bank of Korea
1.376% due 09/17/2016		4,100	4,108
4.000% due 01/11/2017		4,400	4,497
Korea Development Bank
1.000% due 01/22/2016		700	700
3.250% due 03/09/2016		2,100	2,109
3.500% due 08/22/2017		700	718
3.875% due 05/04/2017		1,000	1,026
4.000% due 09/09/2016		1,300	1,325
Korea Housing Finance Corp.
3.500% due 12/15/2016		11,000	11,176
Korea Land & Housing Corp.
1.875% due 08/02/2017		3,000	2,995

			28,654

Total South Korea (Cost $115,001)			114,803

SPAIN 0.0%
SOVEREIGN ISSUES 0.0%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	200	220

Total Spain (Cost $278)			220

SRI LANKA 0.3%
SOVEREIGN ISSUES 0.3%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$11,000	10,502

Total Sri Lanka (Cost $11,119)			10,502

TURKEY 0.9%
CORPORATE BONDS & NOTES 0.4%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$4,600	4,758
Turkiye Garanti Bankasi A/S
2.817% due 04/20/2016		10,000	10,009

			14,767

SOVEREIGN ISSUES 0.5%
Turkey Government International Bond
6.750% due 04/03/2018		800	862
7.000% due 09/26/2016		8,650	8,965
7.500% due 07/14/2017		8,700	9,327

			19,154

Total Turkey (Cost $34,009)			33,921

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$9,437	10,000

Total United Arab Emirates (Cost $10,170)			10,000

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
Afren PLC
11.500% due 02/01/2016 ^		$9,026	182
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (d)		1,200	1,253
8.000% due 08/10/2025 (d)		600	636

Total United Kingdom (Cost $10,812)			2,071

UNITED STATES 7.5%
ASSET-BACKED SECURITIES 0.1%
AFC Home Equity Loan Trust
1.202% due 02/25/2029		$197	166
Citigroup Mortgage Loan Trust, Inc.
0.482% due 07/25/2045		167	116
Credit-Based Asset Servicing and Securitization LLC
0.317% due 07/25/2037		52	33
Educational Funding Co. LLC
0.570% due 10/25/2029		2,502	2,338
GE-WMC Mortgage Securities Trust
0.462% due 08/25/2036		37	19
GSAA Trust
0.722% due 05/25/2047		429	317
GSAMP Trust
0.492% due 12/25/2036		130	71
HSI Asset Loan Obligation Trust
0.482% due 12/25/2036		50	21
JPMorgan Mortgage Acquisition Trust
0.532% due 08/25/2036		3,155	1,609
MASTR Asset-Backed Securities Trust
0.472% due 01/25/2037		276	122
Morgan Stanley Mortgage Loan Trust
0.652% due 02/25/2037		364	199
New Century Home Equity Loan Trust
0.602% due 05/25/2036		495	371
Securitized Asset-Backed Receivables LLC Trust
0.482% due 12/25/2036 ^		319	126
0.502% due 11/25/2036 ^		234	84
SLM Student Loan Trust
0.390% due 07/25/2023		86	86

			5,678

CORPORATE BONDS & NOTES 5.2%
AbbVie, Inc.
1.800% due 05/14/2018		14,300	14,243
Ally Financial, Inc.
2.995% due 07/18/2016		300	300
3.125% due 01/15/2016		9,100	9,106
3.500% due 07/18/2016		48,375	48,617
American Honda Finance Corp.
0.782% due 05/26/2016		100	100
Bank of America Corp.
3.958% due 10/21/2025	MXN	35,000	2,178
BellSouth Corp.
4.821% due 04/26/2021		$6,800	6,881
CCO Safari LLC
3.579% due 07/23/2020		400	398
4.464% due 07/23/2022		2,500	2,494
CIT Group, Inc.
4.250% due 08/15/2017		23,425	24,011
ConAgra Foods, Inc.
0.687% due 07/21/2016		2,400	2,396
Cox Communications, Inc.
5.875% due 12/01/2016		3,983	4,119
Dell, Inc.
3.100% due 04/01/2016 (h)		9,100	9,134

DISH DBS Corp.
7.125% due 02/01/2016	28,900	29,008
Enterprise Products Operating LLC
3.200% due 02/01/2016	7,500	7,503
General Motors Financial Co., Inc.
2.750% due 05/15/2016	1,900	1,906
Hyundai Capital America
3.750% due 04/06/2016	3,225	3,243
International Lease Finance Corp.
2.462% due 06/15/2016	1,000	1,000
5.750% due 05/15/2016	4,271	4,335
6.750% due 09/01/2016	2,100	2,160
iStar Financial, Inc.
3.875% due 07/01/2016	479	478
JPMorgan Chase Bank N.A.
0.832% due 06/13/2016	1,000	999
MGM Resorts International
6.875% due 04/01/2016	10,025	10,138
7.500% due 06/01/2016	5,700	5,819
Navient Corp.
6.250% due 01/25/2016	3,369	3,377
Nissan Motor Acceptance Corp.
0.972% due 03/03/2017	3,300	3,293
PepsiCo, Inc.
0.617% due 02/26/2016	2,700	2,699
Springleaf Finance Corp.
5.750% due 09/15/2016	300	304
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017	2,000	2,055

		202,294

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Investment Trust
0.822% due 03/25/2046	3,891	3,181
Banc of America Mortgage Trust
2.677% due 07/25/2034	206	210
Countrywide Alternative Loan Trust
2.592% due 10/25/2035 ^	128	117
Countrywide Home Loan Mortgage Pass-Through Trust
2.561% due 04/20/2035	1,014	1,012
2.725% due 02/20/2036 ^	220	193
Credit Suisse First Boston Mortgage Securities Corp.
2.265% due 06/25/2033	799	783
Structured Adjustable Rate Mortgage Loan Trust
2.539% due 07/25/2034	1,792	1,794

		7,290

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
1.443% due 06/01/2043 - 07/01/2044	330	339
2.018% due 09/01/2035	104	111
2.217% due 11/01/2035	38	39
2.519% due 08/01/2035	19	20
2.580% due 09/01/2035	34	35
2.598% due 10/01/2035	14	15
2.787% due 11/01/2035	139	147
Freddie Mac
0.702% due 09/25/2031	162	160
2.474% due 08/01/2035	17	18
5.000% due 07/01/2025 - 12/01/2041	1,906	2,100

		2,984

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Bonds
3.000% due 11/15/2045 (k)	75,000	74,646

Total United States (Cost $296,927)		292,892

VIETNAM 0.2%
SOVEREIGN ISSUES 0.2%
Vietnam Government International Bond
6.875% due 01/15/2016	$9,100	9,123

Total Vietnam (Cost $9,113)		9,123

VIRGIN ISLANDS (BRITISH) 1.1%
CORPORATE BONDS & NOTES 1.1%
Cheung Kong Infrastructure Finance BVI Ltd.
1.270% due 06/20/2017	$8,400	8,362

Rosneft Finance S.A.
6.625% due 03/20/2017		8,800	9,030
7.500% due 07/18/2016		9,800	10,046
7.875% due 03/13/2018		16,350	17,470

Total Virgin Islands (British) (Cost $45,240)			44,908

SHORT-TERM INSTRUMENTS 22.2%
REPURCHASE AGREEMENTS (g) 0.1%			5,101

SHORT-TERM NOTES 1.1%
Afren PLC (7.500% Cash or 7.500% PIK)
15.000% due 04/25/2016 ^(f)		$15,006	6,152
Czech Republic Ministry of Finance Bill
0.010% due 03/11/2016 - 09/30/2016 (c)	CZK	374,000	15,057
0.010% due 04/22/2016		570,000	22,932

			44,141

JAPAN TREASURY BILLS 12.6%
(0.028%) due 02/22/2016 (a)	JPY	59,250,000	492,964

MEXICO TREASURY BILLS 7.3%
3.477% due 03/03/2016 - 05/26/2016 (a)	MXN	5,012,500	288,240

U.S. TREASURY BILLS 1.1%
0.120% due 01/14/2016 - 01/28/2016 (a)(k)		$43,205	43,203

Total Short-Term Instruments (Cost $899,602)			873,649

Total Investments in Securities (Cost $3,750,481)			3,520,433

	SHARES
INVESTMENTS IN AFFILIATES 11.1%
SHORT-TERM INSTRUMENTS 11.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.1%
PIMCO Short-Term Floating NAV Portfolio III		44,016,015	434,614

Total Short-Term Instruments (Cost $436,438)			434,614

Total Investments in Affiliates (Cost $436,438)			434,614

Total Investments 100.7% (Cost $4,186,919)			$3,955,047
Financial Derivative Instruments (i)(j) 5.3% (Cost or Premiums, net $(6,145))			209,462
Other Assets and Liabilities, net (6.0%)			(237,269)

Net Assets 100.0%			$3,927,240

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Zero coupon bond. Coupon presented is a calculated yield.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC (7.500% Cash or 7.500% PIK)	15.000%	04/25/2016	04/30/2015	$14,790	$6,152	0.16%
Lehman Brothers Holdings, Inc.	4.730	06/01/2011	10/01/2015	0	395	0.01

				$14,790	$6,547	0.17%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$5,101	Fannie Mae 2.170% due 10/17/2022	$(5,204)	$5,101	$5,101

Total Repurchase Agreements						$(5,204)	$5,101	$5,101

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JML	(0.418%)	11/09/2015	01/06/2016	$(3,008)	$(3,006)

Total Reverse Repurchase Agreements					$(3,006)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.460%	11/23/2015	01/15/2016	$(17,737)	$(17,758)

Total Sale-Buyback Transactions					$(17,758)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(8,790) at a weighted average interest rate of (0.201%).
(3)	Payable for sale-buyback transactions includes $10 of deferred price drop

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac, TBA	5.000%	01/01/2046	$13,000	$(14,256)	$(14,201)
Freddie Mac, TBA	6.000	01/01/2046	2,000	(2,256)	(2,249)

Total Short Sales				$(16,512)	$(16,450)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $38,809 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	$961,200	$(7,029)	$(2,447)	$0	$(212)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	67,400	(1,361)	556	0	(570)

Total Swap Agreements					$(8,390)	$(1,891)	$0	$(782)

Cash of $12,150 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	02/2016		$56,118	IDR	785,482,153	0	(276)
BOA	01/2016	BRL	124,493		$31,648	240	(60)
	01/2016	CNY	137,606		20,981	0	(41)
	01/2016	INR	700,724		10,457	0	(105)
	01/2016	KRW	5,548,647		4,727	8	0
	01/2016	MYR	6,005		1,396	5	0
	01/2016	PEN	180,236		54,930	2,153	0
	01/2016	PHP	24,614		519	0	(5)
	01/2016		$31,882	BRL	124,493	0	(415)
	01/2016		112,482	CNY	726,705	0	(1,462)
	02/2016	BRL	24,423		$6,014	0	(98)
	02/2016	COP	1,196,370		378	3	0
	02/2016	JPY	131,100		1,089	0	(3)
	02/2016	SGD	10,113		7,097	0	(24)
	02/2016		$139,303	THB	5,000,963	0	(515)
	03/2016	MXN	258,130		$14,967	68	(5)
	03/2016	PEN	2,617		766	7	0
	03/2016		$4,982	ZAR	78,802	48	0
	03/2016	ZAR	426,205		$27,214	46	(39)
	04/2016	CLP	1,126,432		1,572	0	(1)
	05/2016		$186,844	PLN	755,643	5,358	0
BPS	01/2016	BRL	393,000		$112,237	12,900	0
	01/2016	KRW	13,733,807		12,060	381	0
	01/2016	MYR	7,870		1,836	12	0
	01/2016	PHP	41,773		887	0	(2)
	01/2016		$100,000	BRL	393,000	0	(664)
	01/2016		11,650	RUB	756,318	0	(1,312)
	02/2016	BRL	6,605		$1,667	21	(7)
	02/2016	COP	7,999,044		2,396	0	(114)
	02/2016	CZK	162,867		6,565	8	0
	02/2016	JPY	34,000,000		277,387	0	(5,766)
	02/2016	SGD	3,308		2,330	1	0
	02/2016	TWD	84,529		2,562	4	(4)
	02/2016		$27,584	COP	81,511,267	0	(2,008)
	03/2016	MXN	182,826		$10,615	59	0
	03/2016	PEN	833		248	7	0
	03/2016	PLN	23,797		6,125	67	0
	04/2016	BRL	173,300		48,476	5,981	0
	07/2016		853,799		210,690	7,325	0
	09/2016	CNH	21,700		3,288	70	0
	10/2016		70,100		16,716	535	0
	10/2016		$19,370	BRL	84,260	80	0
	01/2017	BRL	260,700		$60,607	1,916	0
	07/2017		138,000		46,920	17,630	0
BRC	01/2016		2,086,835		534,428	6,950	0
	01/2016	CNY	91,989		14,169	116	0
	01/2016	KRW	19,080,249		16,262	37	(1)
	01/2016	MYR	22,100		5,141	20	0
	01/2016	PHP	76,710		1,614	0	(19)
	01/2016	RUB	99,707		1,490	127	0
	01/2016		$556,385	BRL	2,086,835	0	(28,907)
	01/2016		9,989	MYR	43,013	0	(22)
	01/2016		25,133	PEN	85,000	0	(243)
	01/2016		29,990	RUB	1,974,573	0	(3,000)
	02/2016	SGD	16,826		$11,919	72	0
	02/2016		$18,362	BRL	73,815	112	0
	02/2016		5,518	COP	17,685,190	31	0
	02/2016		34,755	INR	2,349,757	487	0
	03/2016	HUF	1,439,280		$4,947	0	(7)
	03/2016	MXN	258,096		14,874	0	(29)
	03/2016	PEN	85,000		24,868	227	0
	03/2016		$3,307	PEN	11,307	0	(29)
	03/2016	ZAR	48,713		$3,169	59	0
	09/2016	CNH	158,718		24,090	541	0
CBK	01/2016	BRL	479,300		144,953	23,803	0
	01/2016	CNY	104,294		16,200	267	0
	01/2016	KRW	20,958,178		18,376	553	0
	01/2016	MXN	78,930		4,586	6	0
	01/2016	PLN	17,551		4,511	37	0
	01/2016	RUB	293,949		4,484	466	0
	01/2016	SGD	3,309		2,337	3	0
	01/2016	TRY	14,577		4,950	1	(32)
	01/2016		$120,631	BRL	479,300	519	0
	01/2016	ZAR	39,066		$2,535	15	(7)
	02/2016	BRL	53,610		13,295	0	(122)
	02/2016	EUR	30,441		32,802	0	(310)
	02/2016	IDR	34,518,973		2,465	15	(4)
	02/2016	JPY	25,250,000		205,938	0	(4,345)
	02/2016	SGD	17,048		12,068	65	0
	02/2016	THB	47,663		1,315	0	(8)
	02/2016		$1,024	EUR	942	1	0
	02/2016		77,581	IDR	1,095,203,571	280	0
	02/2016		66,220	INR	4,476,999	925	0
	03/2016	MXN	171,823		$9,934	13	0
	03/2016	PLN	85,333		21,707	140	(157)
	03/2016	ZAR	73,369		4,736	52	0
	10/2016	BRL	69,600		16,383	317	0
	10/2016	CZK	677,482		27,192	0	(462)
	10/2016		$2,500	ARS	44,500	133	0
	11/2016		6,760		121,680	422	0
DUB	01/2016	BRL	2,356,522		$634,013	42,059	(3,691)
	01/2016	KRW	3,926,722		3,419	80	0
	01/2016	PEN	1,533		467	18	0
	01/2016	RUB	1,992,214		27,912	681	0
	01/2016		$605,615	BRL	2,356,522	0	(9,969)
	01/2016		71,448	RUB	4,633,040	0	(8,121)
	02/2016	IDR	267,096,960		$19,024	36	0
	02/2016	ILS	55,456		14,224	0	(39)
	02/2016	TWD	345,337		10,430	0	(35)
	02/2016		$363,577	BRL	1,468,125	3,864	0
	02/2016		35,845	ILS	139,031	0	(86)
	03/2016	PEN	7,296		$2,139	24	0
	03/2016		$1,432	PEN	4,862	0	(23)
	03/2016	ZAR	49,926		$3,291	104	0
	04/2016	BRL	69,600		17,408	341	0
	04/2016	MXN	797,787		49,725	3,809	0
	04/2016		$5,000	CNY	29,900	0	(493)
	04/2016		27,248	RUB	1,992,214	0	(675)
	07/2016		103,866	BRL	416,450	0	(4,672)
	10/2016	BRL	133,395		$36,694	5,903	0
	01/2017		59,900		14,206	721	0
FBF	01/2016		20,295		5,198	68	0
	01/2016	INR	112,526		1,680	0	(16)
	01/2016	RUB	155,176		2,323	202	0
	01/2016		$5,224	BRL	20,295	0	(94)
	01/2016		28,579	PEN	96,769	0	(243)
	01/2016		7,280	RUB	477,280	0	(756)
	02/2016	IDR	8,926,260		$636	1	0
	03/2016	PEN	96,769		28,254	201	0
	03/2016	RUB	952,284		13,189	392	0
	03/2016		$23,908	RUB	1,783,653	61	0
	10/2016		4,736	ARS	84,301	251	0
GLM	01/2016	BRL	556,087		$186,508	45,958	(9)
	01/2016	CNY	8,470		1,310	16	0
	01/2016	JPY	541,073		4,429	0	(73)
	01/2016	KRW	9,427,792		8,152	144	(9)
	01/2016	MYR	15,379		3,554	0	(10)
	01/2016	PHP	31,224		663	0	(2)
	01/2016	TRY	7,049		2,407	1	0
	01/2016		$142,501	BRL	556,087	0	(1,942)
	01/2016		51,408	PHP	2,421,070	132	0
	01/2016		8,431	RUB	556,362	0	(826)
	02/2016	COP	2,617,085		$785	0	(36)
	02/2016	EUR	34,983		38,115	63	0
	02/2016	IDR	17,781,817		1,262	0	(2)
	02/2016	SGD	10,328		7,247	0	(24)
	02/2016	TWD	111,997		3,386	0	(8)
	03/2016		$284,271	MXN	4,902,614	0	(1,199)
	03/2016		3,655	RUB	272,955	13	0
	03/2016	ZAR	185,896		$11,496	0	(371)
	05/2016	HUF	5,701,017		19,420	0	(191)
	05/2016	MXN	1,544,629		92,620	3,891	0
	10/2016	BRL	84,134		19,370	0	(51)
HUS	01/2016		385,800		98,801	1,285	0
	09/2016	CNH	9,5703		1,4520	320	0
	01/2016	CNY	84,270		12,881	7	0
	01/2016	INR	1,770,097		26,594	3	(89)
	01/2016	KRW	22,878,568		19,338	0	(118)
	01/2016	MYR	7,811		1,811	1	0
	01/2016	PHP	49,520		1,041	0	(13)
	01/2016	TRY	962		327	0	(1)
	01/2016		$100,000	BRL	385,800	0	(2,483)
	02/2016	COP	1,301,866		$397	0	(12)
	02/2016	HKD	14,220		1,836	0	0
	02/2016	IDR	201,201,806		14,241	54	(117)
	02/2016	SGD	12,415		8,752	11	0
	02/2016	THB	271,037		7,483	6	(45)
	02/2016	TWD	162,685		4,948	22	(4)
	03/2016	MXN	57,730		3,320	0	(13)
	03/2016	PEN	10,111		2,943	12	0
	03/2016	RUB	624,390		8,534	143	0
	03/2016		$84,169	PEN	282,472	0	(2,281)
	07/2016	BRL	451,386		$111,000	3,485	0
	07/2016	CNY	264,915		39,510	44	0
	07/2016		$39,510	CNY	265,112	0	(15)
	09/2016	CZK	261,393		$10,895	245	0
	10/2016		444,601		18,177	29	0
JPM	01/2016	BRL	60,855		16,082	700	0
	01/2016	CNY	401,446		61,498	172	(3)
	01/2016	INR	2,879,488		43,325	2	(78)
	01/2016	KRW	34,794,079		30,008	419	0
	01/2016	MYR	25,528		5,944	33	(5)
	01/2016	PHP	16,563		352	0	(1)
	01/2016	RUB	345,262		5,290	571	0
	01/2016		$15,585	BRL	60,855	0	(203)
	01/2016		264	CNH	1,742	0	0
	01/2016		76,195	CNY	488,028	0	(1,638)
	01/2016		513,005	KRW	603,396,759	131	0
	02/2016	CAD	640		$483	20	0
	02/2016	CHF	484		483	0	(1)
	02/2016	CZK	54,645		2,195	0	(5)
	02/2016	EUR	32,010		34,318	0	(500)
	02/2016	IDR	52,527,930		3,794	60	0
	02/2016	JPY	54,800		455	0	(1)
	02/2016	THB	617,415		17,025	0	(110)
	02/2016	TWD	130,076		3,956	14	0
	02/2016		$1,021	EUR	933	0	(6)
	02/2016		3,170	JPY	390,100	78	0
	02/2016		180,744	TWD	5,893,164	0	(2,152)
	03/2016	RUB	625,892		$8,568	157	0
	03/2016		$47,978	ZAR	733,387	23	(1,185)
	03/2016	ZAR	52,966		$3,364	0	(17)
	04/2016	BRL	400,000		122,489	24,406	0
	04/2016	CLP	4,305,397		6,074	67	(4)
	04/2016	CZK	640,000		25,572	0	(265)
	04/2016		$34,547	BRL	138,550	0	(573)
	05/2016		134,570	ZAR	1,970,138	0	(10,195)
	09/2016	CNH	361,422		$54,720	1,135	0
	10/2016	BRL	388,400		$97,441	7,786	0
	10/2016	CZK	288,663		11,944	161	0
	07/2017	BRL	177,000		60,020	22,453	0
MSB	01/2016		732,000		220,130	35,106	0
	01/2016	KRW	24,920,536		21,228	62	(26)
	01/2016	MYR	19,623		4,564	19	(2)
	01/2016	PHP	99,683		2,101	0	(21)
	01/2016		$185,005	BRL	732,000	881	(862)
	01/2016		5,297	JPY	641,373	39	0
	01/2016		67,232	RUB	4,420,862	0	(6,805)
	02/2016	JPY	641,373		$5,300	0	(39)
	02/2016	THB	197,467		5,444	0	(36)
	02/2016	TWD	555,310		16,922	93	0
	02/2016		$13,287	BRL	53,610	131	0
	02/2016		8,420	EUR	7,692	0	(53)
	03/2016	CZK	20,000		$798	0	(8)
	03/2016		$8,831	RUB	659,754	35	0
	03/2016	ZAR	174,700		$11,273	121	0
	04/2016	BRL	280,000		82,027	13,369	0

	05/2016		$93,660	PLN	375,154	1,762	0
	07/2016		99,561	BRL	408,350	0	(2,297)
NGF	02/2016	SGD	21,125		$14,917	43	0
SCX	01/2016	INR	138,779		2,081	0	(11)
	01/2016	MYR	2,433		569	5	0
	01/2016	RUB	114,718		1,775	207	0
	01/2016		$165,582	MYR	727,154	2,924	0
	01/2016		68,725	TRY	202,834	505	0
	02/2016		45,506	IDR	638,676,593	0	(101)
	02/2016		153,440	INR	10,234,439	54	0
	02/2016		350,723	SGD	493,766	0	(3,077)
	03/2016	MXN	2,542,759		$162,877	15,944	0
	03/2016		$849	PEN	2,916	0	(4)
	05/2016		28,340	ZAR	421,400	0	(1,737)
	05/2016	ZAR	11,133		$752	49	0
	10/2016	CNH	127,215		19,515	689	0
	01/2017	CNY	267,917		39,510	110	0
	01/2017		$39,510	CNY	268,510	0	(23)
SOG	01/2016	CNY	43,089		$6,573	0	(10)
	01/2016	KRW	2,221,739		1,944	55	0
	01/2016	MYR	3,022		701	1	0
	01/2016	PHP	9,898		210	0	(1)
	01/2016	RUB	701,874		9,877	283	0
	01/2016	TRY	5,043		1,706	0	(15)
	01/2016		$252,026	RUB	16,474,320	0	(26,844)
	02/2016	JPY	79,200		$655	0	(4)
	02/2016	THB	43,652		1,205	0	(6)
	02/2016	TWD	133,956		4,047	0	(13)
	03/2016	RUB	1,482		22	2	0
	03/2016		$2,604	PEN	8,941	0	(12)
	03/2016		1,354	RON	5,578	0	(12)
	04/2016	CLP	362,080		$505	0	(1)
	04/2016		$71,890	CLP	51,149,871	0	(479)
	09/2016	CZK	23,053		$965	27	0
UAG	01/2016	BRL	372,465		95,386	1,241	0
	01/2016	JPY	100,300		826	0	(9)
	01/2016		$92,942	BRL	372,465	1,204	0
	01/2016		3,386	CNH	21,700	0	(95)
	01/2016		351,370	CNY	2,249,468	0	(7,715)
	01/2016		250,818	INR	16,667,608	406	0
	03/2016	MXN	109,362		$6,366	52	0
	03/2016		$138,705	MXN	2,423,947	1,251	0
	07/2017	BRL	393,400		$134,549	51,053	0

Total Forward Foreign Currency Contracts						$392,557	$(156,747)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC USD versus JPY	JPY	119.000	01/13/2016		$194,300	$1,073	$409
CBK	Put - OTC EUR versus USD		$1.038	02/04/2016	EUR	37,400	475	47
FBF	Call - OTC USD versus BRL	BRL	4.200	02/25/2016		$47,000	748	998
	Call - OTC USD versus BRL		4.000	03/28/2016		12,300	553	653
GLM	Call - OTC USD versus BRL		4.000	03/28/2016		18,500	814	982
HUS	Call - OTC USD versus CNH	CNH	6.550	09/19/2016		30,980	812	1,208
	Put - OTC USD versus TRY	TRY	2.810	02/02/2016		24,200	295	34

							$4,770	$4,331

Total Purchased Options							$4,770	$4,331

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.130	02/09/2016	EUR	42,000	$(288)	$(85)
	Call - OTC USD versus INR	INR	68.530	03/16/2016		$31,020	(776)	(143)
	Put - OTC USD versus INR		68.530	03/16/2016		31,020	(731)	(923)
CBK	Call - OTC EUR versus USD		$1.143	02/04/2016	EUR	37,400	(455)	(29)
DUB	Call - OTC USD versus BRL	BRL	4.000	03/10/2016		$12,100	(379)	(556)
	Call - OTC USD versus ZAR	ZAR	15.000	02/19/2016		11,700	(168)	(580)
FBF	Put - OTC USD versus BRL	BRL	3.697	02/25/2016		47,000	(749)	(301)
	Put - OTC USD versus BRL		3.800	03/28/2016		12,300	(252)	(189)
	Call - OTC USD versus BRL		4.300	03/28/2016		12,300	(263)	(318)
GLM	Put - OTC USD versus BRL		3.800	03/28/2016		18,500	(397)	(284)
	Call - OTC USD versus BRL		4.300	03/28/2016		18,500	(382)	(478)
	Call - OTC USD versus CNH	CNH	7.050	12/08/2016		21,130	(295)	(359)
HUS	Put - OTC USD versus CNH		6.370	09/19/2016		30,980	(205)	(117)
	Call - OTC USD versus CNH		7.000	09/19/2016		61,950	(833)	(863)
	Call - OTC USD versus RUB	RUB	70.000	01/19/2016		12,000	(177)	(475)
	Call - OTC USD versus TRY	TRY	3.070	02/02/2016		24,200	(271)	(96)
JPM	Call - OTC USD versus CNH	CNH	7.050	12/08/2016		46,730	(644)	(794)
	Call - OTC USD versus KRW	KRW	1,210.000	02/15/2016		16,200	(181)	(83)
NGF	Call - OTC USD versus CNH	CNH	7.000	10/31/2016		33,800	(413)	(554)
SOG	Call - OTC USD versus RUB	RUB	74.000	03/09/2016		12,200	(223)	(379)
UAG	Call - OTC USD versus KRW	KRW	1,210.000	02/16/2016		15,100	(169)	(80)

							$(8,251)	$(7,686)

Total Written Options							$(8,251)	$(7,686)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	03/20/2016	0.845%		$800	$4	$(3)	$1	$0
	Colombia Government International Bond	1.000	06/20/2019	2.005		1,300	(3)	(40)	0	(43)
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	2.332		3,400	(25)	16	0	(9)
	Russia Government International Bond	1.000	09/20/2016	1.591		11,800	(157)	111	0	(46)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	5,800	(49)	41	0	(8)
BPS	Russia Government International Bond	1.000	03/20/2016	1.528		$800	(7)	6	0	(1)
BRC	Brazil Government International Bond	1.000	03/20/2016	1.120		41,300	(139)	144	5	0
	Colombia Government International Bond	1.000	06/20/2019	2.005		4,400	19	(163)	0	(144)
	Kazakhstan Government International Bond	1.000	09/20/2016	1.756		900	(7)	2	0	(5)
	Russia Government International Bond	1.000	09/20/2016	1.591		3,700	(68)	54	0	(14)
	Turkey Government International Bond	1.000	03/20/2016	1.103		24,400	(6)	10	4	0
CBK	Brazil Government International Bond	1.000	12/20/2016	2.151		15,000	(247)	86	0	(161)
	Russia Government International Bond	1.000	03/20/2016	1.528		20,400	(3)	(13)	0	(16)
DUB	Brazil Government International Bond	1.000	03/20/2016	1.120		400	(1)	1	0	0
	Brazil Government International Bond	1.000	12/20/2016	2.151		6,300	(80)	12	0	(68)
	Colombia Government International Bond	1.000	03/20/2016	0.845		800	5	(4)	1	0
	Colombia Government International Bond	1.000	06/20/2019	2.005		11,100	(27)	(337)	0	(364)
	Petroleos Mexicanos	1.000	03/20/2016	1.309		10,000	(160)	157	0	(3)
FBF	Colombia Government International Bond	1.000	03/20/2016	0.845		300	2	(2)	0	0
GST	Brazil Government International Bond	1.000	03/20/2016	1.120		18,800	(16)	18	2	0
	Brazil Government International Bond	1.000	12/20/2016	2.151		3,400	(45)	8	0	(37)
	Chile Government International Bond	1.000	09/20/2020	1.216		7,000	19	(84)	0	(65)
	Colombia Government International Bond	1.000	09/20/2016	1.034		6,800	(10)	11	1	0
	Colombia Government International Bond	1.000	06/20/2019	2.005		4,100	20	(155)	0	(135)
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	2.332		1,000	(10)	8	0	(2)
	Russia Government International Bond	1.000	09/20/2016	1.591		900	(19)	16	0	(3)
HUS	Brazil Government International Bond	1.000	09/20/2016	1.765		3,600	1	(20)	0	(19)
	Colombia Government International Bond	1.000	03/20/2016	0.845		8,800	58	(52)	6	0
	Colombia Government International Bond	1.000	12/20/2016	1.180		7,200	(4)	(6)	0	(10)
	Kazakhstan Government International Bond	1.000	09/20/2016	1.756		2,100	(18)	7	0	(11)
JPM	Brazil Government International Bond	1.000	03/20/2016	1.120		5,000	(15)	16	1	0
	Brazil Government International Bond	1.000	09/20/2016	1.765		1,600	0	(8)	0	(8)
	Brazil Government International Bond	1.000	12/20/2016	2.151		1,700	(19)	1	0	(18)
	Russia Government International Bond	1.000	03/20/2016	1.528		68,000	(73)	20	0	(53)
MYC	Brazil Government International Bond	1.000	03/20/2016	1.120		5,600	(1)	2	1	0
	Export-Import Bank of China	1.000	09/20/2016	0.404		1,000	(27)	31	4	0
	Qatar Government International Bond	1.000	06/20/2016	0.356		2,000	3	4	7	0

							$(1,105)	$(105)	$33	$(1,243)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.810%	01/04/2016	BRL	164,800	$(7)	$(225)	$0	$(232)
	Pay	1-Year BRL-CDI	8.860	01/02/2017		8,100	(6)	(197)	0	(203)
	Pay	1-Year BRL-CDI	8.910	01/02/2017		44,900	6	(1,195)	0	(1,189)
	Pay	1-Year BRL-CDI	13.720	01/02/2017		18,200	73	658	731	0
	Pay	1-Year BRL-CDI	13.900	01/02/2017		351,100	(199)	(1,192)	0	(1,391)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		23,200	(37)	(602)	0	(639)
BPS	Pay	1-Year BRL-CDI	11.320	01/04/2016		93,000	(8)	(155)	0	(163)
	Pay	1-Year BRL-CDI	15.740	10/03/2016		744,800	70	161	231	0
	Pay	1-Year BRL-CDI	8.485	01/02/2017		8,600	43	(295)	0	(252)
	Pay	1-Year BRL-CDI	10.910	01/02/2017		38,000	(20)	(444)	0	(464)
	Pay	1-Year BRL-CDI	11.470	01/02/2017		88,800	(143)	(679)	0	(822)
	Receive	1-Year BRL-CDI	12.255	01/02/2017		70,300	(82)	494	412	0
	Pay	1-Year BRL-CDI	12.055	01/04/2021		29,400	(14)	(848)	0	(862)
	Pay	1-Year BRL-CDI	12.850	01/04/2021		120,950	(568)	(1,940)	0	(2,508)
	Pay	1-Year BRL-CDI	15.590	01/04/2021		57,100	77	(343)	0	(266)
	Receive	1-Year BRL-CDI	16.150	01/04/2021		110,300	6	185	191	0
BRC	Pay	1-Year BRL-CDI	11.470	01/02/2017		37,000	(20)	(322)	0	(342)
CBK	Pay	1-Year BRL-CDI	11.320	01/04/2016		202,600	(29)	(325)	0	(354)
	Pay	1-Year BRL-CDI	12.180	01/02/2018		81,100	(286)	(1,138)	0	(1,424)
	Pay	1-Year BRL-CDI	13.345	01/04/2021		26,600	(406)	(122)	0	(528)
DUB	Pay	1-Year BRL-CDI	15.740	10/03/2016		33,500	3	8	11	0
	Pay	1-Year BRL-CDI	9.210	01/02/2017		49,300	0	(1,208)	0	(1,208)
	Pay	1-Year BRL-CDI	10.630	01/02/2017		44,000	(91)	(557)	0	(648)
	Pay	1-Year BRL-CDI	10.770	01/02/2017		33,600	0	(447)	0	(447)
	Receive	1-Year BRL-CDI	13.820	01/02/2017		490,400	0	2,064	2,064	0
	Pay	1-Year BRL-CDI	15.230	01/02/2017		165,400	8	(100)	0	(92)
	Receive	1-Year BRL-CDI	13.000	01/02/2018		133,000	(14)	1,770	1,756	0
	Pay	1-Year BRL-CDI	12.850	01/04/2021		46,830	94	(1,065)	0	(971)
	Receive	1-Year BRL-CDI	13.310	01/04/2021		50,700	0	1,019	1,019	0
	Pay	1-Year BRL-CDI	12.285	01/02/2025		67,500	0	(2,417)	0	(2,417)
GLM	Pay	1-Year BRL-CDI	13.900	01/02/2017		250,000	(153)	(838)	0	(991)
	Pay	1-Year BRL-CDI	13.730	01/02/2018		173,500	(46)	(1,667)	0	(1,713)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		37,000	(27)	(993)	0	(1,020)
	Pay	1-Year BRL-CDI	12.850	01/04/2021		72,600	168	(1,673)	0	(1,505)
HUS	Receive	1-Year BRL-CDI	15.510	07/01/2016		1,800	(1)	(1)	0	(2)
	Receive	1-Year BRL-CDI	12.255	01/02/2017		105,200	(146)	763	617	0
	Receive	1-Year BRL-CDI	13.820	01/02/2017		36,700	(1)	156	155	0
	Pay	1-Year BRL-CDI	15.230	01/02/2017		213,800	22	(141)	0	(119)
	Receive	1-Year BRL-CDI	12.360	01/02/2018		40,700	529	128	657	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018		231,300	(22)	(592)	0	(614)
	Pay	1-Year BRL-CDI	12.800	01/04/2021		61,300	(136)	(1,346)	0	(1,482)
	Receive	1-Year BRL-CDI	16.150	01/04/2021		97,300	38	131	169	0
	Pay	3-Month ZAR-JIBAR	7.500	06/19/2023	ZAR	31,000	(52)	(141)	0	(193)
JPM	Pay	1-Year BRL-CDI	11.320	01/04/2016	BRL	307,400	(59)	(478)	0	(537)
	Pay	1-Year BRL-CDI	13.730	01/02/2017		470,600	0	(2,119)	0	(2,119)
	Receive	1-Year BRL-CDI	13.000	01/02/2018		308,200	0	4,070	4,070	0
MYC	Pay	1-Year BRL-CDI	10.910	01/02/2017		211,000	303	(2,879)	0	(2,576)
	Pay	1-Year BRL-CDI	10.920	01/02/2017		23,700	0	(288)	0	(288)
	Pay	1-Year BRL-CDI	13.375	01/02/2018		216,500	0	(2,462)	0	(2,462)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		13,800	(21)	(359)	0	(380)
	Receive	1-Year BRL-CDI	13.320	01/04/2021		129,100	0	2,586	2,586	0
SOG	Pay	28-Day MXN-TIIE	4.310	08/30/2016	MXN	100,000	0	21	21	0
UAG	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	140,560	(405)	(1,863)	0	(2,268)

							$(1,559)	$(19,442)	$14,690	$(35,691)

Total Swap Agreements							$(2,664)	$(19,547)	$14,723	$(36,934)

(k)	Securities with an aggregate market value of $68,554 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$506	$0	$506
Brazil
Corporate Bonds & Notes	0	338,905	0	338,905
Sovereign Issues	0	516,200	0	516,200
Canada
Corporate Bonds & Notes	0	0	395	395
Cayman Islands
Asset-Backed Securities	0	904	0	904
Corporate Bonds & Notes	0	79,346	4,185	83,531
Chile
Corporate Bonds & Notes	0	29,435	0	29,435
China
Corporate Bonds & Notes	0	45,697	0	45,697
Sovereign Issues	0	17,513	0	17,513
Colombia
Corporate Bonds & Notes	0	38,149	0	38,149
Sovereign Issues	0	19,399	0	19,399
Croatia
Sovereign Issues	0	830	0	830
Czech Republic
Sovereign Issues	0	138,410	0	138,410
El Salvador
Sovereign Issues	0	3,715	0	3,715
Hong Kong
Corporate Bonds & Notes	0	22,267	0	22,267
India
Corporate Bonds & Notes	0	65,449	0	65,449
Indonesia
Corporate Bonds & Notes	0	112,799	0	112,799
Sovereign Issues	0	216,357	0	216,357
Ireland
Corporate Bonds & Notes	0	4,727	0	4,727
Israel
Corporate Bonds & Notes	0	6,298	0	6,298
Kazakhstan
Corporate Bonds & Notes	0	69,736	0	69,736
Luxembourg
Corporate Bonds & Notes	0	120,148	0	120,148
Malaysia
Corporate Bonds & Notes	0	10,837	0	10,837
Sovereign Issues	0	405	0	405
Mexico
Corporate Bonds & Notes	0	220,687	0	220,687
Sovereign Issues	0	150	0	150
Netherlands
Corporate Bonds & Notes	0	15,949	0	15,949
Peru
Corporate Bonds & Notes	0	6,717	0	6,717
Philippines
Corporate Bonds & Notes	0	625	0	625
Poland
Sovereign Issues	0	696	0	696
Qatar
Corporate Bonds & Notes	0	1,649	0	1,649
Russia
Corporate Bonds & Notes	0	298	0	298
Sovereign Issues	0	44	0	44
South Africa
Corporate Bonds & Notes	0	18,917	0	18,917
South Korea
Corporate Bonds & Notes	0	86,149	0	86,149
Sovereign Issues	0	28,654	0	28,654
Spain
Sovereign Issues	0	220	0	220
Sri Lanka
Sovereign Issues	0	10,502	0	10,502
Turkey
Corporate Bonds & Notes	0	14,767	0	14,767
Sovereign Issues	0	19,154	0	19,154
United Arab Emirates
Corporate Bonds & Notes	0	10,000	0	10,000
United Kingdom
Corporate Bonds & Notes	0	2,071	0	2,071
United States
Asset-Backed Securities	0	5,678	0	5,678
Corporate Bonds & Notes	0	202,294	0	202,294
Non-Agency Mortgage-Backed Securities	0	7,290	0	7,290
U.S. Government Agencies	0	2,984	0	2,984
U.S. Treasury Obligations	0	74,646	0	74,646
Vietnam
Sovereign Issues	0	9,123	0	9,123
Virgin Islands (British)
Corporate Bonds & Notes	0	44,908	0	44,908
Short-Term Instruments
Repurchase Agreements	0	5,101	0	5,101
Short-Term Notes	0	37,989	6,152	44,141
Japan Treasury Bills	0	492,964	0	492,964
Mexico Treasury Bills	0	288,240	0	288,240
U.S. Treasury Bills	0	43,203	0	43,203
	$0	$3,509,701	$10,732	$3,520,433

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	434,614	0	0	434,614

Total Investments	$434,614	$3,509,701	$10,732	$3,955,047

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,450)	$0	$(16,450)

Financial Derivative Instruments - Assets
Over the counter	$0	$411,611	$0	$411,611

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(782)	0	(782)
Over the counter	0	(201,367)	0	(201,367)

	$0	$(202,149)	$0	$(202,149)

Totals	$434,614	$3,702,713	$10,732	$4,148,059

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Full Spectrum Bond Fund

December 31, 2015 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		$543

Total Short-Term Instruments (Cost $543)		543

Total Investments in Securities (Cost $543)		543

	SHARES
INVESTMENTS IN AFFILIATES 100.1%
UNITED STATES 96.7%
MUTUAL FUNDS (a) 96.7%
PIMCO Emerging Local Bond Fund	23,141,943	153,662
PIMCO Emerging Markets Bond Fund	4,614,779	42,964
PIMCO Emerging Markets Corporate Bond Fund	8,500,885	81,098

Total United States (Cost $338,285)		277,724

SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III	989,056	9,766

Total Short-Term Instruments (Cost $9,790)		9,766

Total Investments in Affiliates (Cost $348,075)		287,490

Total Investments 100.3% (Cost $348,618)		$288,033
Other Assets and Liabilities, net (0.3%)		(845)

Net Assets 100.0%		$287,188

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$543	Fannie Mae 2.170% due 10/17/2022	$(556)	$543	$543

Total Repurchase Agreements						$(556)	$543	$543

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$543	$0	$543
	$0	$543	$0	$543
Investments in Affiliates, at Value
United States
Mutual Funds	277,724	0	0	277,724
Short-Term Instruments
Central Funds Used for Cash Management Purposes	9,766	0	0	9,766

	$287,490	$0	$0	$287,490

Total Investments	$287,490	$543	$0	$288,033

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Extended Duration Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.8%
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Georgia-Pacific LLC
7.750% due 11/15/2029	$30	$39

Total Corporate Bonds & Notes (Cost $29)		39

MUNICIPAL BONDS & NOTES 0.0%
OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	87

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	82

Total Municipal Bonds & Notes (Cost $189)		169

U.S. GOVERNMENT AGENCIES 7.6%
Fannie Mae
0.000% due 11/15/2030 (a)	400	240
3.765% due 12/01/2025	2,000	2,117
4.000% due 02/25/2019	23	23
5.000% due 08/25/2033	56	62
5.500% due 04/25/2033 - 08/25/2035	86	94
6.000% due 12/25/2034	194	238
Freddie Mac
0.000% due 03/15/2028 - 07/15/2032 (a)	21,309	13,129
3.000% due 04/15/2053	1,665	1,578
5.500% due 02/15/2024	57	64
6.000% due 06/15/2035	313	371
Ginnie Mae
5.500% due 10/20/2037	157	189
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023 (a)	5,100	4,219
5.500% due 09/18/2023 - 12/04/2023	1,000	1,202
NCUA Guaranteed Notes
0.646% due 11/06/2017	538	539
Residual Funding Corp. STRIPS
0.000% due 04/15/2030 (a)	4,100	2,573
Resolution Funding Corp. STRIPS
0.000% due 04/15/2028 - 04/15/2029 (a)	3,191	2,165
Small Business Administration
5.290% due 12/01/2027	191	211
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,363

Total U.S. Government Agencies (Cost $28,506)		30,377

U.S. TREASURY OBLIGATIONS 97.7%
U.S. Treasury Bonds
2.875% due 05/15/2043	12,700	12,361
3.000% due 05/15/2042	2,900	2,912
3.000% due 11/15/2045 (d)	10,000	9,953
3.375% due 05/15/2044 (d)	45,900	49,179
4.625% due 02/15/2040	5,300	6,893
U.S. Treasury Inflation Protected Securities (b)
0.750% due 02/15/2045 (d)	7,069	6,153
1.375% due 02/15/2044	1,837	1,866
U.S. Treasury STRIPS
0.000% due 05/15/2033 (a)	14,200	8,577
0.000% due 05/15/2036 (a)	25,000	13,605
0.000% due 11/15/2039 (a)	34,000	16,635
0.000% due 02/15/2040 (a)	13,000	6,300
0.000% due 05/15/2040 (a)	11,000	5,296
0.000% due 08/15/2040 (a)	22,500	10,659
0.000% due 02/15/2041 (a)	10,000	4,594
0.000% due 02/15/2042 (a)	6,700	2,958
0.000% due 02/15/2042 (a)	22,100	9,995
0.000% due 08/15/2042 (a)	156,300	68,660
0.000% due 11/15/2042 (a)	17,400	7,556
0.000% due 05/15/2043 (a)	65,600	28,011

0.000% due 05/15/2044 (a)	150,300	62,009
0.000% due 11/15/2044 (a)	143,500	57,908

Total U.S. Treasury Obligations (Cost $388,825)		392,080

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	800	824
5.122% due 08/10/2035	600	593
Countrywide Home Loan Mortgage Pass-Through Trust
2.718% due 09/25/2047 ^	456	412
Credit Suisse First Boston Mortgage Securities Corp.
2.350% due 07/25/2033	1	1
GS Mortgage Securities Trust
3.805% due 10/10/2035	800	808
Hudsons Bay Simon JV Trust
5.447% due 08/05/2034	1,000	1,024
JPMorgan Mortgage Trust
2.726% due 07/25/2035	183	187
WaMu Mortgage Pass-Through Certificates Trust
0.987% due 01/25/2047	4	3
2.151% due 10/25/2046	9	9
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	1,100	1,176

Total Non-Agency Mortgage-Backed Securities (Cost $4,900)		5,037

ASSET-BACKED SECURITIES 0.2%
Bear Stearns Asset-Backed Securities Trust
2.934% due 07/25/2036	5	5
Sunset Mortgage Loan Co. LLC
4.459% due 09/16/2045	632	631

Total Asset-Backed Securities (Cost $637)		636

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		397

Total Short-Term Instruments (Cost $397)		397

Total Investments in Securities (Cost $423,483)		428,735

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	205,716	2,031

Total Short-Term Instruments (Cost $2,032)		2,031

Total Investments in Affiliates (Cost $2,032)		2,031

Total Investments 107.3% (Cost $425,515)		$430,766
Financial Derivative Instruments (e) 0.0% (Cost or Premiums, net $(53))		(55)
Other Assets and Liabilities, net (7.3%)		(29,218)

Net Assets 100.0%		$401,493

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon bond.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c) Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$397	Fannie Mae 2.170% due 10/17/2022	$(408)	$397	$397

Total Repurchase Agreements						$(408)	$397	$397

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.600%	12/29/2015	01/22/2016	$(607)	$(607)
BSN	0.470	11/09/2015	01/11/2016	(2,260)	(2,262)
	0.500	11/10/2015	01/12/2016	(856)	(857)
	0.500	12/01/2015	01/12/2016	(15,210)	(15,218)
GRE	0.600	11/20/2015	01/20/2016	(6,880)	(6,885)
	0.950	12/08/2015	01/19/2016	(543)	(543)
	1.100	12/23/2015	01/06/2016	(1,014)	(1,014)

Total Reverse Repurchase Agreements					$(27,386)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.590%	11/23/2015	01/05/2016	$(964)	$(965)
MSC	0.370	10/09/2015	01/07/2016	(543)	(544)
TDM	0.350	10/09/2015	01/11/2016	(634)	(634)

Total Sale-Buyback Transactions					$(2,143)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(30,261) at a weighted average interest rate of 0.301%.

(d)	Securities with an aggregate market value of $31,414 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
GLM	01/2016	JPY	474,200		$3,882	$0	$(63)
MSB	01/2016		$3,916	JPY	474,200	29	0
	02/2016	JPY	474,200		$3,919	0	(29)
NAB	02/2016	EUR	3,571		3,857	0	(27)

Total Forward Foreign Currency Contracts						$29	$(119)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$1,600	$141	$44
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	2,600	219	71
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	1,600	141	44

							$501	$159

Total Purchased Options							$501	$159

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$ 3,400	$(31)	$(2)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$3,600	$(149)	$(34)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	5,600	(225)	(54)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	3,600	(149)	(34)

							$(523)	$(122)

Total Written Options							$(554)	$(124)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$ 0	$39	$0	$39
Municipal Bonds & Notes
Ohio	0	87	0	87
West Virginia	0	82	0	82
U.S. Government Agencies	0	30,377	0	30,377
U.S. Treasury Obligations	0	392,080	0	392,080
Non-Agency Mortgage-Backed Securities	0	5,037	0	5,037
Asset-Backed Securities	0	636	0	636
Short-Term Instruments
Repurchase Agreements	0	397	0	397
	$ 0	$428,735	$0	$428,735

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,031	0	0	2,031

Total Investments	$ 2,031	$428,735	$0	$430,766

Financial Derivative Instruments - Assets
Over the counter	$ 0	$188	$0	$188

Financial Derivative Instruments - Liabilities
Over the counter	$ 0	$(243)	$0	$(243)

Totals	$ 2,031	$428,680	$0	$430,711

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Floating Income Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.3%
BANK LOAN OBLIGATIONS 8.2%
Albertson’s Holdings LLC
5.125% due 08/25/2019		$1,251	$1,241
5.500% due 03/21/2019		2,236	2,228
Amaya Holdings BV
5.000% due 08/01/2021		5,365	5,025
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021		860	860
Charter Communications Operating LLC
3.000% due 07/01/2020		790	776
3.000% due 01/04/2021		99	97
3.500% due 01/24/2023		900	899
Crown Castle Operating Co.
3.000% due 01/31/2021		691	687
CSC Holdings LLC
2.924% due 04/17/2020		423	422
Dell International LLC
4.000% due 04/29/2020		2,481	2,469
Delos Finance SARL
3.500% due 03/06/2021		629	627
Endo Luxembourg Finance Co. SARL
3.750% due 09/26/2022		800	791
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		7,154	7,141
Gardner Denver, Inc.
4.250% due 07/30/2020		2,111	1,908
Gates Global, Inc.
4.250% due 07/05/2021		1,185	1,115
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		2,972	2,969
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		6,233	5,912
Las Vegas Sands LLC
3.250% due 12/19/2020		890	880
Numericable U.S. LLC
4.500% due 05/21/2020		1,485	1,436
OGX
TBD% - 13.000% due 04/10/2049		751	769
Rise Ltd.
4.750% due 01/31/2021 (e)		3,984	3,954
Seadrill Partners Finco LLC
4.000% due 02/21/2021		482	199
Station Casinos LLC
4.250% due 03/02/2020		4,297	4,224
Valeant Pharmaceuticals International, Inc.
4.000% due 04/01/2022		298	288

Total Bank Loan Obligations (Cost $48,038)			46,917

CORPORATE BONDS & NOTES 53.3%
BANKING & FINANCE 29.2%
ABN AMRO Bank NV
4.750% due 07/28/2025		400	399
AerCap Ireland Capital Ltd.
5.000% due 10/01/2021		500	516
Ally Financial, Inc.
3.250% due 02/13/2018		2,600	2,593
4.125% due 03/30/2020		200	200
Banco do Brasil S.A.
3.875% due 10/10/2022		669	512
9.000% due 06/18/2024 (d)		473	312
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	2,600	3,080
Bank of America Corp.
6.100% due 03/17/2025 (d)		$2,600	2,639
6.250% due 09/05/2024 (d)		3,300	3,312
Bank of Scotland PLC
7.286% due 05/31/2016 (d)	GBP	100	151
Banque PSA Finance S.A.
5.750% due 04/04/2021		$4,400	4,690
Barclays Bank PLC
7.750% due 04/10/2023		400	428
14.000% due 06/15/2019 (d)	GBP	6,100	11,649
BBVA Bancomer S.A.
6.500% due 03/10/2021		$2,000	2,130

Blackstone CQP Holdco LP
9.296% due 03/19/2019		17,841	17,794
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		900	925
BPCE S.A.
4.500% due 03/15/2025		1,300	1,250
5.700% due 10/22/2023		2,600	2,738
12.500% due 09/30/2019 (d)	EUR	126	184
Cantor Fitzgerald LP
7.875% due 10/15/2019		$500	550
CIT Group, Inc.
6.625% due 04/01/2018		8,100	8,566
CNP Assurances
7.375% due 09/30/2041	GBP	400	660
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020		800	1,287
7.500% due 07/08/2026		1,000	1,617
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		$2,000	2,051
8.125% due 10/26/2019 (d)	GBP	200	330
8.125% due 09/19/2033		$3,100	3,429
Credit Suisse AG
5.750% due 09/18/2025	EUR	700	831
Credit Suisse Group AG
6.250% due 12/18/2024 (d)		$5,000	5,012
7.500% due 12/11/2023 (d)		200	211
Crown Castle International Corp.
5.250% due 01/15/2023		4,000	4,220
Denali Borrower LLC
5.625% due 10/15/2020		900	945
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		242	248
General Motors Financial Co., Inc.
3.450% due 04/10/2022		800	769
Heta Asset Resolution AG
4.250% due 10/31/2016 ^	EUR	4,500	3,325
4.375% due 01/24/2017 ^		4,200	3,104
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		$2,920	190
HSBC Finance Corp.
6.676% due 01/15/2021		1,800	2,068
HSBC Holdings PLC
6.375% due 09/17/2024 (d)		3,400	3,362
HUB International Ltd.
7.875% due 10/01/2021		400	361
iStar, Inc.
5.000% due 07/01/2019		4,200	4,095
Jefferies Finance LLC
7.375% due 04/01/2020		1,000	893
KBC Bank NV
8.000% due 01/25/2023		600	656
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (e)		1,453	1,218
La Mondiale SAM
5.050% due 12/17/2025 (d)	EUR	1,500	1,648
LBG Capital PLC
7.588% due 05/12/2020	GBP	100	151
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		$800	780
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		1,500	2,140
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	4,100	6,346
Morgan Stanley
4.000% due 07/23/2025		$700	723
Navient Corp.
8.000% due 03/25/2020		7,600	7,528
NN Group NV
4.500% due 01/15/2026 (d)	EUR	2,200	2,357
Novo Banco S.A.
5.000% due 04/23/2019		906	865
5.000% due 05/21/2019		1,200	1,167
7.000% due 03/04/2016		300	314
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$400	391
4.950% due 04/01/2024		800	809
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		1,600	1,626
7.250% due 12/15/2021		1,600	1,608
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (c)		807	773
Rabobank Group
8.400% due 06/29/2017 (d)		11,422	12,304
Rio Oil Finance Trust
9.250% due 07/06/2024		5,200	3,854

Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		1,900	1,880
Societe Generale S.A.
8.000% due 09/29/2025 (d)		3,800	3,879
Synchrony Financial
2.700% due 02/03/2020		200	196
UBS AG
4.750% due 02/12/2026	EUR	1,300	1,511
7.250% due 02/22/2022		$1,200	1,255
7.625% due 08/17/2022		5,400	6,164
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	900	1,377
WEA Finance LLC
2.700% due 09/17/2019		$200	199
3.750% due 09/17/2024		400	399

			167,744

INDUSTRIALS 15.7%
ADT Corp.
4.875% due 07/15/2042		1,900	1,368
Afren PLC
10.250% due 04/08/2019 ^		2,830	57
ALROSA Finance S.A.
7.750% due 11/03/2020		3,700	3,907
Altice Financing S.A.
6.625% due 02/15/2023		200	198
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	500	510
7.750% due 05/15/2022		$1,300	1,176
California Resources Corp.
5.000% due 01/15/2020 (f)		621	224
5.500% due 09/15/2021 (f)		575	184
8.000% due 12/15/2022 (f)		3,202	1,693
CCO Safari LLC
6.384% due 10/23/2035		400	405
6.484% due 10/23/2045		300	301
Cemex S.A.B. de C.V.
4.375% due 03/05/2023	EUR	200	198
4.750% due 01/11/2022		1,100	1,118
6.500% due 12/10/2019		$2,200	2,128
Chesapeake Energy Corp.
3.571% due 04/15/2019		5,200	1,469
CONSOL Energy, Inc.
5.875% due 04/15/2022		1,500	937
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		527	549
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		1,200	26
9.250% due 06/30/2020 ^		2,300	49
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		1,000	687
CSN Islands Corp.
6.875% due 09/21/2019 (f)		900	477
CVS Pass-Through Trust
7.507% due 01/10/2032		93	110
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		556	630
7.750% due 06/17/2021		94	106
Denbury Resources, Inc.
4.625% due 07/15/2023		450	147
DISH DBS Corp.
7.875% due 09/01/2019		2,500	2,725
Dollar Tree, Inc.
5.250% due 03/01/2020		100	104
5.750% due 03/01/2023		400	419
Dynegy, Inc.
6.750% due 11/01/2019		550	520
7.625% due 11/01/2024		300	258
Endo Finance LLC
5.875% due 01/15/2023		700	689
6.000% due 02/01/2025		1,000	990
Energy Transfer Partners LP
9.000% due 04/15/2019		407	448
Enterprise Products Operating LLC
7.034% due 01/15/2068		600	611
8.375% due 08/01/2066		1,815	1,629
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		2,100	2,137
Flextronics International Ltd.
5.000% due 02/15/2023		1,500	1,528
Freeport-McMoRan, Inc.
5.450% due 03/15/2043		100	53
GTL Trade Finance, Inc.
5.893% due 04/29/2024		1,000	715

HCA, Inc.
4.750% due 05/01/2023		4,000	3,970
7.500% due 02/15/2022		2,100	2,336
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	100	101
5.014% due 12/27/2017		300	302
Hiland Partners LP
5.500% due 05/15/2022		$300	289
KazMunayGas National Co. JSC
9.125% due 07/02/2018		900	993
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		800	717
Kinder Morgan, Inc.
4.300% due 06/01/2025		100	87
7.750% due 01/15/2032		1,000	953
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		1,600	1,504
4.500% due 08/15/2025		3,400	3,136
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		400	387
MCE Finance Ltd.
5.000% due 02/15/2021		3,375	3,088
Medtronic, Inc.
3.500% due 03/15/2025		900	912
4.375% due 03/15/2035		300	304
4.625% due 03/15/2045		500	517
Numericable-SFR S.A.S.
4.875% due 05/15/2019		400	398
5.375% due 05/15/2022	EUR	200	223
5.625% due 05/15/2024		200	221
6.250% due 05/15/2024		$5,000	4,837
OGX Austria GmbH
8.375% due 04/01/2022 ^		8,500	0
8.500% due 06/01/2018 ^		10,900	0
ONEOK Partners LP
3.375% due 10/01/2022		700	569
5.000% due 09/15/2023		1,750	1,535
Pertamina Persero PT
4.300% due 05/20/2023		2,000	1,823
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		3,300	1,204
Platform Specialty Products Corp.
6.500% due 02/01/2022		500	435
Pride International, Inc.
6.875% due 08/15/2020		500	465
Regency Energy Partners LP
5.000% due 10/01/2022		500	444
5.875% due 03/01/2022		1,000	944
Reynolds American, Inc.
4.450% due 06/12/2025		300	315
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019		3,000	3,116
Rockies Express Pipeline LLC
6.000% due 01/15/2019		1,300	1,241
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		1,000	882
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	1,400	1,537
Sibur Securities Ltd.
3.914% due 01/31/2018		$1,400	1,363
T-Mobile USA, Inc.
6.250% due 04/01/2021		1,300	1,345
Telenet Finance Luxembourg S.C.A.
6.750% due 08/15/2024	EUR	700	834
Tenet Healthcare Corp.
6.000% due 10/01/2020		$3,700	3,913
Tesoro Logistics LP
6.125% due 10/15/2021		3,833	3,661
TransDigm, Inc.
6.000% due 07/15/2022		300	295
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	1,260	1,451
5.750% due 01/15/2023		1,800	2,083
UPC Holding BV
6.375% due 09/15/2022		200	232
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016 ^		$2,900	66
9.500% due 01/21/2020 ^		1,400	4
Williams Partners LP
4.500% due 11/15/2023		2,000	1,623
Wind Acquisition Finance S.A.
7.375% due 04/23/2021		500	474

Zhaikmunai LLP
6.375% due 02/14/2019		2,200	1,732

			90,341

UTILITIES 8.4%
AES Corp.
8.000% due 06/01/2020		4,400	4,862
AT&T, Inc.
3.400% due 05/15/2025		500	482
FirstEnergy Corp.
7.375% due 11/15/2031		1,750	2,137
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		2,100	1,956
4.950% due 02/06/2028		300	254
8.146% due 04/11/2018		970	1,048
Genesis Energy LP
5.625% due 06/15/2024		1,900	1,454
Majapahit Holding BV
7.750% due 01/20/2020		4,000	4,485
Novatek OAO Via Novatek Finance Ltd.
6.604% due 02/03/2021		4,100	4,121
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		3,175	1,174
Orange S.A.
5.000% due 10/01/2026 (d)	EUR	2,100	2,282
Petrobras Global Finance BV
2.461% due 01/15/2019		$100	76
3.000% due 01/15/2019		100	76
4.375% due 05/20/2023		600	398
4.875% due 03/17/2020		1,900	1,430
5.375% due 01/27/2021		4,400	3,289
6.250% due 03/17/2024		2,200	1,584
Petroleos Mexicanos
6.625% due 06/15/2035		7,000	6,291
Sprint Capital Corp.
6.900% due 05/01/2019		2,100	1,722
8.750% due 03/15/2032		100	75
Sprint Corp.
7.875% due 09/15/2023		100	75
Terraform Global Operating LLC
9.750% due 08/15/2022		1,900	1,525
VimpelCom Holdings BV
5.950% due 02/13/2023		900	833
7.504% due 03/01/2022		3,600	3,618
Yellowstone Energy LP
5.750% due 12/31/2026		2,615	2,609

			47,856

Total Corporate Bonds & Notes (Cost $367,568)			305,940

MUNICIPAL BONDS & NOTES 3.7%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		600	564

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		200	211
7.750% due 01/01/2042		750	760

			971

NEW JERSEY 1.2%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041		8,100	6,729

OHIO 1.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047		5,900	5,107
6.000% due 06/01/2042		2,500	2,209

			7,316

TEXAS 1.0%
Texas Public Finance Authority Revenue Notes, Series 2014
5.250% due 07/01/2017		3,650	3,632

8.250% due 07/01/2024	2,100	2,090

		5,722

Total Municipal Bonds & Notes (Cost $20,063)		21,302

U.S. GOVERNMENT AGENCIES 7.5%
Fannie Mae
0.772% due 09/25/2042	15	15
6.000% due 04/25/2043	10	10
Fannie Mae, TBA
3.500% due 02/01/2046	41,700	42,923
Ginnie Mae
0.645% due 12/16/2026	61	61

Total U.S. Government Agencies (Cost $43,054)		43,009

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Floating Rate Notes
0.428% due 10/31/2017 (i)	133	133

Total U.S. Treasury Obligations (Cost $133)		133

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.5%
Adjustable Rate Mortgage Trust
2.752% due 10/25/2035 ^	1,013	923
2.788% due 08/25/2035	992	973
2.797% due 11/25/2035 ^	315	270
3.493% due 03/25/2036 ^	1,683	1,282
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^	720	617
Banc of America Funding Trust
0.922% due 07/26/2036	29	29
2.512% due 06/25/2034	104	104
2.858% due 09/20/2035 ^	199	173
5.349% due 05/20/2036 ^	363	333
5.888% due 04/25/2037 ^	351	315
Banc of America Mortgage Trust
2.623% due 07/25/2033	41	40
2.748% due 07/25/2033	538	541
2.972% due 01/25/2036 ^	124	95
3.088% due 11/20/2046 ^	1,385	1,151
5.500% due 12/25/2020	55	57
Bear Stearns Adjustable Rate Mortgage Trust
2.355% due 04/25/2034	1,013	1,006
2.580% due 02/25/2036	164	143
2.735% due 01/25/2035	18	18
2.802% due 05/25/2047 ^	1,053	950
Bear Stearns ALT-A Trust
2.577% due 02/25/2036 ^	1,725	1,264
Chase Mortgage Finance Trust
2.630% due 02/25/2037	349	347
5.500% due 12/25/2022 ^	1,078	950
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^	160	145
Countrywide Alternative Loan Trust
0.592% due 06/25/2046	515	530
0.602% due 04/25/2046	4,251	3,714
0.632% due 05/25/2035	2,032	1,693
0.682% due 09/20/2046	446	189
0.822% due 02/25/2036	451	337
0.923% due 11/20/2035 ^	52	40
5.500% due 03/25/2036 ^	104	88
6.000% due 03/25/2036	1,003	893
6.000% due 02/25/2037 ^	875	707
6.000% due 05/25/2037 ^	803	654
Countrywide Asset-Backed Certificates
0.962% due 01/25/2036	467	457
Countrywide Home Loan Mortgage Pass-Through Trust
2.390% due 04/25/2035	103	86
2.725% due 02/20/2036 ^	220	194
5.500% due 11/25/2035 ^	125	121
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 03/25/2032	12	11
6.000% due 01/25/2036	465	363
Credit Suisse Mortgage Capital Certificates
2.862% due 05/26/2036	286	290
2.962% due 11/26/2035	40	40
Deutsche ALT-A Securities, Inc.
0.572% due 03/25/2037 ^	683	500
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^	224	187
5.886% due 10/25/2036 ^	224	187
Downey Savings & Loan Association Mortgage Loan Trust
0.712% due 10/19/2036 ^	435	202

First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^	1,916	1,573
First Horizon Asset Securities, Inc.
2.935% due 02/25/2036	252	237
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037 ^	263	222
GSR Mortgage Loan Trust
2.734% due 11/25/2035	67	64
2.793% due 09/25/2035	800	808
6.000% due 02/25/2036 ^	1,204	978
HarborView Mortgage Loan Trust
0.592% due 02/19/2046	3,197	2,773
2.501% due 06/19/2045 ^	1,324	836
Impac Secured Assets Trust
0.592% due 01/25/2037	1,163	1,005
IndyMac Mortgage Loan Trust
2.389% due 06/25/2037	667	377
2.582% due 09/25/2035 ^	178	152
4.766% due 08/25/2037	964	895
JPMorgan Alternative Loan Trust
0.582% due 09/25/2036	355	326
2.692% due 05/25/2036 ^	380	312
3.219% due 12/25/2036	658	614
JPMorgan Mortgage Trust
2.534% due 07/25/2035	156	155
4.504% due 06/25/2037 ^	920	831
6.500% due 09/25/2035	417	428
JPMorgan Resecuritization Trust
0.693% due 03/26/2037	263	259
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	730	702
MASTR Adjustable Rate Mortgages Trust
0.632% due 04/25/2046	798	583
MASTR Alternative Loan Trust
6.750% due 07/25/2036	725	561
MASTR Reperforming Loan Trust
7.500% due 07/25/2035	2,262	2,269
Merrill Lynch Alternative Note Asset Trust
0.722% due 03/25/2037	350	166
Merrill Lynch Mortgage Investors Trust
2.798% due 11/25/2035	259	258
Morgan Stanley Mortgage Loan Trust
2.538% due 07/25/2035 ^	387	333
Residential Accredit Loans, Inc. Trust
0.612% due 07/25/2036	521	410
1.617% due 09/25/2045	658	543
6.000% due 07/25/2036 ^	1,026	833
6.000% due 09/25/2036 ^	818	572
Residential Asset Securitization Trust
6.000% due 04/25/2037 ^	1,128	938
Residential Funding Mortgage Securities, Inc. Trust
3.749% due 08/25/2036 ^	342	302
3.876% due 07/27/2037	1,963	1,613
Sequoia Mortgage Trust
0.752% due 07/20/2033	178	169
Structured Adjustable Rate Mortgage Loan Trust
2.579% due 09/25/2035	1,413	1,266
Structured Asset Mortgage Investments Trust
0.552% due 03/25/2037	1,356	1,047
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	473	71
WaMu Mortgage Pass-Through Certificates Trust
0.702% due 11/25/2045	1,168	1,026
1.027% due 05/25/2047	493	414
1.053% due 12/25/2046	451	412
1.257% due 02/25/2046	1,890	1,744
1.457% due 11/25/2042	180	170
2.563% due 09/25/2033	201	199
Wells Fargo Mortgage-Backed Securities Trust
2.609% due 09/25/2033	283	283
2.645% due 07/25/2036 ^	2,068	1,958
2.714% due 04/25/2036 ^	1,410	1,333
2.738% due 06/25/2035	1,199	1,220
2.738% due 05/25/2036 ^	134	128
2.809% due 11/25/2037 ^	1,345	1,193
6.000% due 04/25/2037 ^	1,309	1,287

Total Non-Agency Mortgage-Backed Securities (Cost $58,072)		60,057

ASSET-BACKED SECURITIES 5.2%
Accredited Mortgage Loan Trust
0.690% due 09/25/2035	1,000	930
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	4,154	4,162

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.772% due 03/25/2033		488	466
Argent Securities Trust
0.572% due 06/25/2036		1,527	559
0.662% due 07/25/2036		1,440	608
Asset-Backed Securities Corp. Home Equity Loan Trust
1.981% due 03/15/2032		808	787
Bear Stearns Asset-Backed Securities Trust
0.662% due 06/25/2047		1,000	860
Citigroup Mortgage Loan Trust, Inc.
0.482% due 07/25/2045		456	315
0.621% due 11/25/2046		649	549
0.682% due 07/25/2045		1,899	1,348
Countrywide Asset-Backed Certificates
0.602% due 11/25/2047 ^		469	378
0.642% due 09/25/2047		2,000	1,548
0.672% due 04/25/2036		587	585
0.682% due 11/25/2037		2,200	1,388
Countrywide Asset-Backed Certificates Trust
4.740% due 10/25/2035		503	512
Credit Suisse Mortgage Capital Certificates
1.022% due 09/25/2037		509	458
Fremont Home Loan Trust
0.592% due 02/25/2036		793	681
GSAA Home Equity Trust
0.872% due 08/25/2037		870	793
GSAMP Trust
0.492% due 12/25/2036		86	47
HSI Asset Loan Obligation Trust
0.482% due 12/25/2036		87	36
HSI Asset Securitization Corp. Trust
0.712% due 11/25/2035		788	745
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.862% due 03/25/2036		1,000	692
JPMorgan Mortgage Acquisition Trust
3.422% due 01/25/2037 ^		1,355	931
Long Beach Mortgage Loan Trust
0.752% due 01/25/2046		35	32
MASTR Asset-Backed Securities Trust
0.472% due 01/25/2037		448	198
0.632% due 05/25/2037		1,500	1,115
Merrill Lynch Mortgage Investors Trust
0.682% due 04/25/2037		1,000	522
Morgan Stanley ABS Capital, Inc. Trust
1.127% due 12/25/2034		316	288
New Century Home Equity Loan Trust
0.932% due 07/25/2035		1,000	911
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.752% due 10/25/2036 ^		2,814	1,175
People’s Choice Home Loan Securities Trust
1.367% due 05/25/2035 ^		1,000	736
RAAC Trust
0.822% due 06/25/2047		449	428
Residential Asset Mortgage Products Trust
0.912% due 08/25/2035		1,000	976
Residential Asset Securities Corp. Trust
0.692% due 07/25/2036		1,500	948
0.742% due 01/25/2036		660	647
0.762% due 11/25/2035		1,000	915
SACO, Inc.
0.922% due 12/25/2035		375	358
Securitized Asset-Backed Receivables LLC Trust
0.712% due 12/25/2035		501	443
Soundview Home Loan Trust
0.662% due 07/25/2036		1,000	612
Specialty Underwriting & Residential Finance Trust
1.102% due 01/25/2034		17	15

Total Asset-Backed Securities (Cost $28,350)			29,697

SOVEREIGN ISSUES 10.3%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	16,800	3,391
10.000% due 01/01/2025		700	127
Costa Rica Government International Bond
7.000% due 04/04/2044		$1,000	838
7.158% due 03/12/2045		600	505
Dominican Republic International Bond
6.850% due 01/27/2045		1,000	947
7.450% due 04/30/2044		400	405
El Salvador Government International Bond
7.625% due 02/01/2041		1,200	1,021
7.650% due 06/15/2035		300	257
Indonesia Government International Bond
5.125% due 01/15/2045		5,100	4,623

5.875% due 03/13/2020		15,500	16,840
6.750% due 01/15/2044		700	752
Italy Buoni Poliennali Del Tesoro
2.500% due 12/01/2024	EUR	3,900	4,604
Mexico Government International Bond
4.750% due 03/08/2044		$7,400	6,760
Panama Government International Bond
6.700% due 01/26/2036		2,300	2,743
8.125% due 04/28/2034		100	131
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	172,000	1,288
4.500% due 07/03/2017		150,000	1,148
Romania Government International Bond
2.875% due 10/28/2024	EUR	1,200	1,350
3.625% due 04/24/2024		1,100	1,310
Spain Government International Bond
2.750% due 10/31/2024		200	237
Turkey Government International Bond
7.375% due 02/05/2025		$6,700	7,844
Uruguay Government International Bond
5.100% due 06/18/2050		2,600	2,249

Total Sovereign Issues (Cost $67,097)			59,370

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. ADR (a)		307,008	0

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		345,787	0

Total Common Stocks (Cost $1,936)			0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
CoBank ACB
6.200% due 01/01/2025 (d)		2,500	253

Total Preferred Securities (Cost $250)			253

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.6%
U.S. TREASURY BILLS 2.6%
0.279% due 01/07/2016 - 06/30/2016 (b)(i)		$15,049	15,039

Total Short-Term Instruments (Cost $15,037)			15,039

Total Investments in Securities (Cost $649,598)			581,717

	SHARES
INVESTMENTS IN AFFILIATES 6.2%
SHORT-TERM INSTRUMENTS 6.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%
PIMCO Short-Term Floating NAV Portfolio III		3,627,840	35,821

Total Short-Term Instruments (Cost $35,965)			35,821

Total Investments in Affiliates (Cost $35,965)			35,821

Total Investments 107.5% (Cost $685,563)			$617,538
Financial Derivative Instruments (g)(h) (2.4%) (Cost or Premiums, net $(9,705))			(14,071)
Other Assets and Liabilities, net (5.1%)			(29,070)

Net Assets 100.0%			$574,397

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/08/2019	08/07/2014	$1,431	$1,218	0.21%
Rise Ltd.	4.750	01/31/2021	02/11/2014	4,007	3,954	0.69

				$5,438	$5,172	0.90%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.375%)	12/15/2015	TBD	(1)	$(1,111)	$(1,111)
BRC	(2.000)	11/24/2015	TBD	(1)	(411)	(410)
CFR	(2.000)	06/10/2015	TBD	(1)	(186)	(183)

Total Reverse Repurchase Agreements						$(1,704)

(1)	Open maturity reverse repurchase agreement.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(14,391) at a weighted average interest rate of (0.199%).

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	2.500%	01/01/2046	$4,800	$(4,607)	$(4,633)

Total Short Sales				$(4,607)	$(4,633)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(f)	Securities with an aggregate market value of $1,585 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	714	$(481)	$0	$(35)
Euro-BTP Italy Government Bond March Futures	Long	03/2016	21	(34)	15	0
Euro-Bund 10-Year Bond March Futures	Short	03/2016	40	97	0	(2)
U.S. Treasury 10-Year Note March Futures	Long	03/2016	922	(136)	274	0

Total Futures Contracts				$(554)	$289	$(37)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$6,633	$261	$(167)	$6	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	7,100	99	3	12	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	9,800	68	(33)	1	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	19,100	129	(68)	3	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	25,500	149	(92)	4	0

				$706	$(357)	$26	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	12/16/2016		$404,100	$(1,776)	$(300)	$0	$(52)
Receive	3-Month USD-LIBOR	1.500	12/16/2017		77,200	(564)	519	0	(17)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		154,200	(2,232)	(1,889)	0	(271)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		42,900	(914)	(1,125)	0	(137)
Receive	3-Month USD-LIBOR	2.250	08/14/2025		200	(3)	(2)	0	(1)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		7,500	(230)	(289)	0	(31)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		52,800	353	206	0	(189)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		17,000	(343)	307	0	(144)
Receive	6-Month EUR-EURIBOR	0.500	03/16/2021	EUR	24,800	(168)	(83)	0	(4)
Receive	6-Month EUR-EURIBOR	1.000	03/16/2026		5,700	25	14	5	0
Pay	6-Month EUR-EURIBOR	1.500	03/16/2046		1,500	(51)	(3)	0	(4)
Receive	6-Month GBP-LIBOR	2.000	03/16/2026	GBP	7,000	35	63	36	0

						$(5,868)	$(2,582)	$41	$(850)

Total Swap Agreements						$(5,162)	$(2,939)	$67	$(850)

Cash of $13,108 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	GBP	77		$117	$3	$0
	01/2016		$45,386	EUR	41,305	0	(498)
	02/2016	EUR	41,305		$45,418	499	0
	02/2016	THB	123,577		3,442	13	0
	02/2016	TWD	112,506		3,467	58	0
CBK	01/2016	EUR	5,617		6,074	0	(30)
	01/2016		$10,120	EUR	9,503	208	(1)
DUB	01/2016	BRL	34,219		$9,060	410	0
	01/2016	KRW	4,059,554		3,471	19	0
	01/2016		$8,733	BRL	34,219	0	(83)
	02/2016	BRL	34,219		$8,648	83	0
GLM	01/2016	JPY	2,100,172		17,193	0	(280)
	03/2016	MXN	55,334		3,227	32	0
HUS	01/2016	EUR	50,169		53,512	0	(1,009)
	10/2016	CNH	47,385		7,282	270	0
JPM	01/2016		$25,238	GBP	17,007	0	(166)
	02/2016	AUD	4,880		$3,428	0	(122)
	02/2016	GBP	17,007		25,239	165	0
	02/2016		$843	EUR	770	0	(6)
	02/2016		2,244	JPY	276,100	55	0
MSB	01/2016	GBP	16,631		$25,074	556	0
	01/2016		$17,357	JPY	2,100,173	116	0
	02/2016	JPY	2,100,173		$17,367	0	(116)
SCX	01/2016	MYR	14,840		3,379	0	(60)
	02/2016	SGD	4,847		3,443	30	0
UAG	01/2016	GBP	299		451	10	0
	01/2016		$5,391	EUR	4,978	19	0
	02/2016		6,055	JPY	740,600	112	0

Total Forward Foreign Currency Contracts						$2,658	$(2,371)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC USD versus CNY	CNY	6.570	08/18/2016	$7,296	$155	$249

Total Purchased Options						$155	$249

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$16,300	$(28)	$(13)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.250	03/16/2016	600	(1)	(1)
JPM	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	01/20/2016	1,000	(2)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	02/17/2016	4,700	(10)	(4)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.200	02/17/2016	1,000	(2)	(1)

						$(43)	$(19)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD		$1.023	03/02/2016	EUR	6,200	$(56)	$(12)
	Call - OTC EUR versus USD		1.107	03/02/2016		6,200	(56)	(58)
BPS	Call - OTC USD versus CNY	CNY	6.940	08/18/2016		$7,296	(89)	(96)

							$(201)	$(166)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap (Effective 03/23/2021)	3-Month USD-LIBOR	Receive	2.550%	03/21/2016	$77,800	$(331)	$(237)

Total Written Options							$(575)	$(422)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	AutoZone, Inc.	(1.320%)	09/20/2018	0.103%	$1,100	$0	$(37)	$0	$(37)
FBF	Rohm & Haas Co.	(1.850)	09/20/2017	0.113	3,000	0	(92)	0	(92)
GST	Embarq Corp.	(1.000)	06/20/2016	0.241	2,700	(18)	7	0	(11)
JPM	Embarq Corp.	(1.550)	06/20/2016	0.248	3,000	0	(20)	0	(20)

						$(18)	$(142)	$0	$(160)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2016	0.320%		$2,900	$15	$0	$15	$0
	Ford Motor Credit Co. LLC	5.000	12/20/2018	0.827		2,000	358	(112)	246	0
	New York State General Obligation Bonds, Series 2005	1.850	03/20/2021	0.478		1,900	0	130	130	0
	NRG Energy, Inc.	5.000	06/20/2017	2.721		900	(92)	123	31	0
	Sprint Communications, Inc.	5.000	12/20/2019	10.053		700	36	(140)	0	(104)
	Venezuela Government International Bond	5.000	06/20/2020	61.978		3,000	(1,679)	(213)	0	(1,892)
	Venezuela Government International Bond	5.000	09/20/2020	61.331		700	(475)	32	0	(443)
BPS	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		100	(17)	(19)	0	(36)
	Jaguar Land Rover PLC	5.000	03/20/2018	1.353	EUR	4,700	524	(103)	421	0
	NRG Energy, Inc.	5.000	09/20/2016	1.428		$1,000	(10)	38	28	0
	Venezuela Government International Bond	5.000	09/20/2020	61.331		400	(269)	16	0	(253)
BRC	Brazil Government International Bond	1.000	06/20/2017	2.990		2,000	(49)	(8)	0	(57)
	China Government International Bond	1.000	09/20/2016	0.320		7,000	36	1	37	0
	Ford Motor Credit Co. LLC	5.000	12/20/2018	0.827		1,900	346	(113)	233	0
	Ford Motor Credit Co. LLC	5.000	12/20/2019	1.059		800	150	(29)	121	0
	General Motors Co.	5.000	06/20/2016	0.374		800	77	(58)	19	0
	Philippines Government International Bond	1.000	06/20/2021	1.209		3,000	(83)	52	0	(31)
	Saudi Arabia Government International Bond	1.000	12/20/2020	1.526		1,000	(26)	2	0	(24)
	Seagate Technology HDD Holdings	5.000	03/20/2018	0.190		400	27	16	43	0
	Seagate Technology HDD Holdings	5.000	06/20/2018	0.199		300	18	18	36	0
	South Africa Government International Bond	1.000	09/20/2017	2.346		9,780	(292)	74	0	(218)
CBK	California State General Obligation Bonds, Series 2003	3.050	12/20/2020	0.768		6,000	0	646	646	0
	California State General Obligation Bonds, Series 2003	2.650	03/20/2021	0.814		1,800	210	(47)	163	0
	Colombia Government International Bond	1.000	03/20/2016	0.845		1,400	(10)	11	1	0
	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.378		1,000	(1)	3	2	0
	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		2,500	(442)	(455)	0	(897)
	Sprint Communications, Inc.	5.000	12/20/2019	10.053		2,000	102	(398)	0	(296)
	Turkey Government International Bond	1.000	03/20/2020	2.454		4,100	(190)	(42)	0	(232)
	Venezuela Government International Bond	5.000	09/20/2020	61.331		300	(201)	11	0	(190)
DUB	Brazil Government International Bond	1.000	06/20/2017	2.990		1,350	(47)	9	0	(38)
	Indonesia Government International Bond	1.000	12/20/2018	1.493		2,900	(128)	88	0	(40)
	Qatar Government International Bond	1.000	03/20/2016	0.356		400	(3)	4	1	0
	Venezuela Government International Bond	5.000	06/20/2017	77.651		4,600	(381)	(2,095)	0	(2,476)
FBF	Colombia Government International Bond	1.000	03/20/2016	0.845		700	4	(3)	1	0
	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		200	(41)	(31)	0	(72)
	South Africa Government International Bond	1.000	12/20/2020	3.319		1,325	(51)	(84)	0	(135)
	Univision Communications, Inc.	5.000	09/20/2019	2.619		5,800	(638)	1,126	488	0
GST	Anadarko Petroleum Corp.	1.000	06/20/2017	1.276		2,300	(74)	66	0	(8)
	Brazil Government International Bond	1.000	06/20/2017	2.990		2,650	(65)	(10)	0	(75)
	Chesapeake Energy Corp.	5.000	06/20/2019	45.362		100	(6)	(60)	0	(66)
	Colombia Government International Bond	1.000	03/20/2020	2.188		4,200	(146)	(49)	0	(195)
	Communications Sales & Leasing, Inc.	5.000	12/20/2017	2.266		1,150	63	0	63	0
	Community Health Systems, Inc.	5.000	06/20/2019	3.942		1,000	83	(47)	36	0
	Connecticut State General Obligation Notes, Series 2007	1.600	03/20/2021	1.275		10,000	0	159	159	0
	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		700	(147)	(104)	0	(251)
	NRG Energy, Inc.	5.000	06/20/2016	1.174		7,000	145	(4)	141	0
	NRG Energy, Inc.	5.000	06/20/2017	2.721		3,900	(394)	530	136	0
	South Africa Government International Bond	1.000	03/20/2020	3.124		2,000	(123)	(40)	0	(163)
	Sprint Communications, Inc.	5.000	09/20/2020	10.611		5,000	84	(995)	0	(911)
	Univision Communications, Inc.	5.000	09/20/2019	2.619		650	(72)	127	55	0
	Valeant Pharmaceuticals International	5.000	06/20/2016	1.417		3,200	(51)	112	61	0
	Venezuela Government International Bond	5.000	06/20/2020	61.978		1,300	(819)	(1)	0	(820)
	Venezuela Government International Bond	5.000	09/20/2020	61.331		700	(464)	21	0	(443)
	Windstream Corp.	5.000	12/20/2017	4.115		1,150	40	(19)	21	0
HUS	Colombia Government International Bond	1.000	03/20/2020	2.188		4,000	(127)	(59)	0	(186)
	Colombia Government International Bond	1.000	06/20/2020	2.261		7,100	(202)	(167)	0	(369)
	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.378		1,000	(9)	11	2	0
	Qatar Government International Bond	1.000	03/20/2016	0.356		400	(4)	5	1	0
	South Africa Government International Bond	1.000	09/20/2017	2.346		570	(9)	(4)	0	(13)
	Venezuela Government International Bond	5.000	09/20/2017	75.780		1,859	(291)	(752)	0	(1,043)
	Venezuela Government International Bond	5.000	06/20/2020	61.978		1,700	(1,050)	(22)	0	(1,072)
	Venezuela Government International Bond	5.000	09/20/2020	61.331		3,200	(2,078)	53	0	(2,025)
JPM	Colombia Government International Bond	1.000	03/20/2020	2.188		5,000	(162)	(71)	0	(233)
	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		400	(65)	(79)	0	(144)
	Philippines Government International Bond	1.000	06/20/2021	1.209		14,000	(337)	192	0	(145)
	Venezuela Government International Bond	5.000	09/20/2020	61.331		1,100	(734)	38	0	(696)
MYC	Brazil Government International Bond	1.000	06/20/2017	2.990		3,400	(111)	15	0	(96)
	Chesapeake Energy Corp.	5.000	09/20/2018	45.546		300	(25)	(157)	0	(182)
	Chesapeake Energy Corp.	5.000	03/20/2019	45.312		100	(7)	(57)	0	(64)
	China Government International Bond	1.000	09/20/2016	0.320		5,000	25	2	27	0
	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.378		2,000	(10)	13	3	0
	Emirate of Abu Dhabi Government International Bond	1.000	06/20/2016	0.378		1,000	(8)	11	3	0
	Ford Motor Credit Co. LLC	5.000	12/20/2018	0.827		1,400	252	(80)	172	0
	France Government International Bond	0.250	09/20/2016	0.034		1,100	(52)	54	2	0
	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		100	(16)	(20)	0	(36)
	New York State General Obligation Bonds, Series 2005	1.950	12/20/2020	0.448		6,000	0	430	430	0
	Qatar Government International Bond	1.000	03/20/2016	0.356		800	(6)	7	1	0
	South Africa Government International Bond	1.000	12/20/2020	3.319		2,760	(90)	(192)	0	(282)
	Volkswagen International Finance NV	1.000	12/20/2020	1.520	EUR	300	(22)	14	0	(8)
UAG	Brazil Government International Bond	1.000	06/20/2017	2.990		$6,775	(129)	(63)	0	(192)

							$(10,435)	$(2,742)	$3,975	$(17,152)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	CDX.EM-17 5-Year Index	5.000%	06/20/2017	$8,190	$953	$(946)	$7	$0
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000	12/20/2017	1,710	213	(201)	12	0
CBK	MCDX-25 5-Year Index	1.000	12/20/2020	1,600	(3)	5	2	0
GST	MCDX-25 5-Year Index	1.000	12/20/2020	2,000	(4)	6	2	0

					$1,159	$(1,136)	$23	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	10,900	$9	$(349)	$0	$(340)

Total Swap Agreements							$(9,285)	$(4,369)	$3,998	$(17,652)

(i)	Securities with an aggregate market value of $15,172 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$42,194	$4,723	$46,917
Corporate Bonds & Notes
Banking & Finance	0	148,731	19,012	167,743
Industrials	0	90,341	0	90,341
Utilities	0	45,247	2,609	47,856
Municipal Bonds & Notes
California	0	564	0	564
Illinois	0	971	0	971
New Jersey	0	6,729	0	6,729
Ohio	0	7,316	0	7,316
Texas	0	5,722	0	5,722
U.S. Government Agencies	0	43,009	0	43,009
U.S. Treasury Obligations	0	133	0	133
Non-Agency Mortgage-Backed Securities	0	60,057	0	60,057
Asset-Backed Securities	0	25,535	4,162	29,697
Sovereign Issues	0	59,370	0	59,370
Preferred Securities
Banking & Finance	0	253	0	253
Short-Term Instruments
U.S. Treasury Bills	0	15,039	0	15,039
	$0	$551,211	$30,506	$581,717

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	35,821	0	0	35,821

Total Investments	$35,821	$551,211	$30,506	$617,538

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,633)	$0	$(4,633)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	289	67	0	356
Over the counter	0	6,905	0	6,905
	$289	$6,972	$0	$7,261

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(37)	(850)	0	(887)
Over the counter	0	(20,445)	0	(20,445)

	$(37)	$(21,295)	$0	$(21,332)

Totals	$36,073	$532,255	$30,506	$598,834

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$4,845	$0	$(223)	$(119)	$(1)	$221	$0	$0	$4,723	$223
Corporate Bonds & Notes
Banking & Finance	18,611	1,201	(38)	(13)	1	(750)	0	0	19,012	(752)
Industrials	1,391	0	(74)	(1)	(1)	(30)	0	(1,285)	0	0
Utilities	2,900	0	(157)	0	0	(134)	0	0	2,609	(126)
Mortgage-Backed Securities	977	0	(940)	0	(289)	252	0	0	0	0
Asset-Backed Securities	4,717	0	(257)	14	11	(323)	0	0	4,162	(295)

	$33,441	$1,201	$(1,689)	$(119)	$(279)	$(764)	$0	$(1,285)	$30,506	$(950)
Financial Derivative Instruments – Assets
Over the counter	2,398	0	0	0	0	(2,398)	0	0	0	0

Totals	$35,839	$1,201	$(1,689)	$(119)	$(279)	$(3,162)	$0	$(1,285)	$30,506	$(950)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$769	Other Valuation Techniques(3)	—	—
	3,954	Proxy Pricing	Base Price	99.50
Corporate Bonds & Notes
Banking & Finance	18,099	Reference Instrument	Spread	210.00 bps
Banking & Finance	913	Reference Instrument	Spread Movement	653.21 bps
Utilities	2,609	Proxy Pricing	Base Price	99.78
Asset-Backed Securities	4,162	Proxy Pricing	Base Price	100.50

Total	$30,506

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.3%
AUSTRALIA 1.2%
CORPORATE BONDS & NOTES 0.4%
Telstra Corp. Ltd.
3.125% due 04/07/2025		$1,000	$962
Westpac Banking Corp.
1.250% due 12/15/2017		22,700	22,511
1.850% due 11/26/2018		10,100	10,084

			33,557

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Puma Series
2.960% due 05/13/2045	AUD	7,608	5,534
Torrens Trust
2.485% due 10/19/2038		1,100	801

			6,335

SOVEREIGN ISSUES 0.7%
New South Wales Treasury Corp.
4.000% due 05/20/2026		14,700	11,484
6.000% due 03/01/2022		15,600	13,519
New South Wales Treasury Corp. Inflation Linked Bond
2.750% due 11/20/2025		14,354	12,276
Queensland Treasury Corp.
4.250% due 07/21/2023		20,100	15,736

			53,015

Total Australia (Cost $106,842)			92,907

BELGIUM 0.1%
CORPORATE BONDS & NOTES 0.1%
KBC Bank NV
8.000% due 01/25/2023		$4,600	5,026

Total Belgium (Cost $4,983)			5,026

BRAZIL 0.5%
CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
2.886% due 03/17/2017		$4,900	4,502
3.250% due 03/17/2017		29,200	27,083
3.406% due 03/17/2020		12,700	9,049

Total Brazil (Cost $46,804)			40,634

CANADA 5.1%
CORPORATE BONDS & NOTES 0.1%
Agrium, Inc.
6.750% due 01/15/2019		$4,000	4,465

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canadian Mortgage Pools
0.933% due 06/01/2020	CAD	10,964	7,823
1.133% due 07/01/2020		27,676	19,867
1.133% due 08/01/2020		10,101	7,248

			34,938

SOVEREIGN ISSUES 4.5%
Canada Government International Bond
1.500% due 12/01/2044 (e)		10,233	9,041
Province of Alberta
1.250% due 06/01/2020		35,000	25,192
2.350% due 06/01/2025		33,600	24,233
Province of British Columbia
4.300% due 06/18/2042		3,000	2,633

Province of Ontario
2.100% due 09/08/2018		13,400	9,980
2.450% due 06/29/2022		$6,200	6,154
2.600% due 06/02/2025	CAD	241,000	178,050
3.150% due 06/02/2022		3,400	2,658
3.450% due 06/02/2045		12,500	9,451
3.500% due 06/02/2024		50,000	39,800
Province of Quebec
3.000% due 09/01/2023		19,200	14,819
3.500% due 12/01/2022		6,500	5,184
4.250% due 12/01/2021		8,800	7,277
5.000% due 12/01/2038		8,100	7,512
6.000% due 10/01/2029		3,200	3,140

			345,124

Total Canada (Cost $417,378)			384,527

CAYMAN ISLANDS 0.6%
ASSET-BACKED SECURITIES 0.6%
ACAS CLO Ltd.
0.527% due 04/20/2021		$1,034	1,032
BlackRock Senior Income
0.557% due 04/20/2019		208	207
CIFC Funding Ltd.
1.459% due 08/14/2024		16,600	16,607
Dryden Senior Loan Fund
1.491% due 01/15/2022		13,147	13,126
Hillmark Funding Ltd.
0.628% due 05/21/2021		4,691	4,608
Mountain View Funding CLO Ltd.
0.581% due 04/15/2019		605	602
Symphony CLO LP
1.419% due 01/09/2023		8,120	8,083

Total Cayman Islands (Cost $44,194)			44,265

CHINA 0.4%
CORPORATE BONDS & NOTES 0.4%
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		$28,100	28,016

SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	539	83
5.840% due 01/03/2019		4,388	732
China Government International Bond
3.380% due 05/23/2023		4,600	732
China Government International Bond 08/23 4.08
4.080% due 08/22/2023		4,600	767

			2,314

Total China (Cost $30,311)			30,330

CZECH REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.370% due 10/27/2016	CZK	113,400	4,604

Total Czech Republic (Cost $4,706)			4,604

DENMARK 6.4%
CORPORATE BONDS & NOTES 6.4%
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	103,800	14,473
3.000% due 10/01/2047		42,900	6,185
Nykredit Realkredit A/S
1.000% due 07/01/2016		610,400	89,412
1.000% due 10/01/2016		185,100	27,176
2.000% due 04/01/2016		146,100	21,376
2.500% due 10/01/2037		107,600	15,543
2.500% due 10/01/2047		127,700	17,824
3.000% due 10/01/2047		219,908	31,591
Realkredit Danmark A/S
1.000% due 04/01/2016		28,800	4,203
2.000% due 01/01/2016		191,300	27,857
2.000% due 04/01/2016		1,543,600	225,756
2.500% due 10/01/2037		55,900	8,107

Total Denmark (Cost $496,227)			489,503

FRANCE 3.7%
CORPORATE BONDS & NOTES 0.3%
BPCE S.A.
4.625% due 07/11/2024		$9,800	9,551
Dexia Credit Local S.A.
0.724% due 11/07/2016		1,500	1,502
1.875% due 01/29/2020		5,500	5,415
Orange S.A.
5.000% due 10/01/2026 (f)	EUR	6,000	6,518

			22,986

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Infiniti SoPRANo
0.111% due 11/05/2019		2,198	2,284

SOVEREIGN ISSUES 3.4%
France Government International Bond
0.250% due 07/25/2024 (e)		36,461	41,692
2.500% due 05/25/2030		4,400	5,417
3.250% due 05/25/2045		57,100	78,910
4.000% due 10/25/2038		12,900	19,625
4.500% due 04/25/2041 (i)		70,000	115,593
4.750% due 04/25/2035		600	976

			262,213

Total France (Cost $301,727)			287,483

GERMANY 1.9%
BANK LOAN OBLIGATIONS 0.3%
Hellenic Republic
3.930% due 03/30/2016	EUR	19,000	20,109

CORPORATE BONDS & NOTES 0.6%
KFW
5.000% due 03/19/2024	AUD	1,578	1,286
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		5,210	4,012
4.750% due 03/12/2019	NZD	20,900	14,883
5.375% due 04/23/2024		15,000	10,999
5.500% due 03/29/2022	AUD	15,800	13,013

			44,193

SOVEREIGN ISSUES 1.0%
Republic of Germany
0.100% due 04/15/2023 (e)	EUR	6,220	7,087
2.500% due 08/15/2046		4,700	6,378
4.000% due 01/04/2037		19,800	31,920
4.250% due 07/04/2039		19,550	33,418

			78,803

Total Germany (Cost $155,158)			143,105

GREECE 0.3%
CORPORATE BONDS & NOTES 0.2%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	2,900	2,915
National Bank of Greece S.A.
3.875% due 10/07/2016		8,400	8,934

			11,849

SOVEREIGN ISSUES 0.1%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		7,600	7,711
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	240,000	1,797

5.000% due 08/22/2016		40,000	321

			9,829

Total Greece (Cost $23,057)			21,678

GUERNSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041		$20,100	20,745

Total Guernsey, Channel Islands (Cost $20,672)			20,745

IRELAND 0.9%
ASSET-BACKED SECURITIES 0.0%
Cordatus CLO PLC
0.283% due 01/30/2024	EUR	368	397
Mercator CLO PLC
0.149% due 02/18/2024		55	59

			456

CORPORATE BONDS & NOTES 0.8%
Depfa ACS Bank
3.875% due 11/14/2016		14,000	15,695
4.875% due 05/21/2019		13,950	17,492
5.125% due 03/16/2037		$12,150	14,890
5.500% due 04/25/2016		7,900	8,014
5.750% due 03/28/2017		3,900	4,101

			60,192

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
DECO Series
1.200% due 04/27/2027	EUR	4,453	4,808
Emerald Mortgages PLC
0.051% due 07/15/2048		474	484
German Residential Funding Ltd.
1.046% due 08/27/2024		278	305

			5,597

Total Ireland (Cost $70,476)			66,245

ITALY 7.6%
ASSET-BACKED SECURITIES 0.0%
Alba SPV SRL
1.449% due 04/20/2040	EUR	1,281	1,394

CORPORATE BONDS & NOTES 0.6%
Banca Carige SpA
3.750% due 11/25/2016		3,200	3,575
3.875% due 10/24/2018		25,900	30,505
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2054		2,000	2,240
Intesa Sanpaolo SpA
5.017% due 06/26/2024		$9,100	8,973

			45,293

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Apulia Mortgages Finance SRL
0.659% due 06/20/2058	EUR	2,217	2,395
Berica ABS SRL
0.168% due 12/31/2055		1,125	1,212
Berica Residential MBS SRL
0.229% due 03/31/2048		7,255	7,739
Casa D’este Finance SRL
0.222% due 09/15/2040		8,323	8,823
Claris SRL
0.354% due 10/31/2060		9,076	9,719
Creso SRL
0.569% due 12/30/2060		5,505	5,940
DECO SRL
1.358% due 02/22/2026		5,309	5,742
Giovecca Mortgages SRL
0.547% due 04/23/2048		6,483	7,005
Marche Mutui SRL
0.342% due 02/25/2055		3,539	3,769
2.189% due 01/27/2064		8,408	9,271

Vela Home SRL
0.299% due 07/27/2028		5,688	6,168

			67,783

SOVEREIGN ISSUES 6.1%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (e)		14,791	16,679
3.750% due 09/01/2024 (i)		100,250	129,335
4.000% due 02/01/2037		55,000	74,596
4.750% due 08/01/2023 (i)		95,000	129,847
4.750% due 09/01/2044		11,000	16,912
5.000% due 09/01/2040		50,700	78,439
Italy Government International Bond
6.000% due 08/04/2028	GBP	9,500	16,886

			462,694

Total Italy (Cost $607,285)			577,164

JAPAN 10.7%
CORPORATE BONDS & NOTES 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$10,600	10,519

SOVEREIGN ISSUES 10.6%
Japan Government International Bond
1.400% due 09/20/2034	JPY	28,360,000	256,546
1.500% due 12/20/2044		1,890,000	16,641
1.700% due 09/20/2032		43,720,000	418,987
1.700% due 09/20/2044		13,080,000	120,486

			812,660

Total Japan (Cost $834,489)			823,179

LUXEMBOURG 0.1%
ASSET-BACKED SECURITIES 0.0%
E-Carat S.A.
0.852% due 11/18/2020	EUR	75	82
Penta CLO S.A.
0.172% due 06/04/2024		1,136	1,223

			1,305

CORPORATE BONDS & NOTES 0.1%
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
4.250% due 06/04/2018		2,600	3,070
Matterhorn Telecom S.A.
3.875% due 05/01/2022		5,300	5,263

			8,333

Total Luxembourg (Cost $10,196)			9,638

MEXICO 2.3%
SOVEREIGN ISSUES 2.3%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	560,200	32,701
6.500% due 06/09/2022		2,288,200	136,948
8.500% due 12/13/2018		80,510	5,142

Total Mexico (Cost $190,618)			174,791

NETHERLANDS 0.9%
ASSET-BACKED SECURITIES 0.3%
Cadogan Square CLO BV
0.279% due 01/17/2023	EUR	651	701
Chapel BV
0.308% due 07/17/2066		9,682	9,869
0.577% due 11/17/2064		5,611	5,736
Halcyon Structured Asset Management European CLO BV
0.289% due 01/25/2023		1,167	1,261
Highlander Euro CDO BV
0.161% due 05/01/2023		153	163

Panther CDO BV
0.312% due 10/15/2084		5,824	6,084

			23,814

CORPORATE BONDS & NOTES 0.6%
Bank Nederlandse Gemeenten NV
1.250% due 06/25/2018		$5,000	4,968
4.750% due 03/06/2023	AUD	11,010	8,677
6.750% due 03/02/2018		4,600	3,631
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		$13,000	13,227
Rabobank Group
8.375% due 07/26/2016 (f)		4,850	5,005
8.400% due 06/29/2017 (f)		5,400	5,817
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	3,000	3,638

			44,963

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL BV
0.948% due 07/17/2041		1,200	1,125

Total Netherlands (Cost $71,590)			69,902

NORWAY 0.3%
CORPORATE BONDS & NOTES 0.2%
Eksportfinans ASA
2.375% due 05/25/2016		$13,400	13,418
5.500% due 05/25/2016		2,000	2,026
5.500% due 06/26/2017		1,000	1,043

			16,487

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	55,000	7,105

Total Norway (Cost $24,472)			23,592

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
4.000% due 10/25/2023	PLN	1,450	401

Total Poland (Cost $449)			401

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019	EUR	20,700	3,082
4.750% due 01/15/2018		3,400	505
Novo Banco S.A.
5.000% due 05/21/2019		4,400	4,281
5.000% due 05/23/2019		1,080	1,062

Total Portugal (Cost $33,962)			8,930

SLOVENIA 4.0%
SOVEREIGN ISSUES 4.0%
Slovenia Government International Bond
3.000% due 04/08/2021	EUR	950	1,152
3.500% due 03/23/2017		1,494	1,697
4.125% due 02/18/2019		$19,100	20,127
4.125% due 01/26/2020	EUR	2,320	2,898
4.375% due 01/18/2021		4,450	5,724
4.700% due 11/01/2016		109,450	123,564
4.750% due 05/10/2018		$54,550	58,040
5.250% due 02/18/2024		43,900	48,537
5.500% due 10/26/2022		23,200	25,982
5.850% due 05/10/2023		14,650	16,719

Total Slovenia (Cost $315,023)			304,440

SPAIN 6.4%
CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (f)	EUR	6,600	7,030
Banco Santander S.A.
6.250% due 09/11/2021 (f)		2,400	2,447
BPE Financiaciones S.A.
2.000% due 02/03/2020		2,500	2,706

			12,183

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
TDA CAM Fondo de Titulizacion de Activos
0.119% due 09/22/2032		778	830
0.172% due 10/26/2032		3,748	3,990
TDA Mixto Fondo de Titulizacion de Activos
0.217% due 12/27/2030		1,518	1,627

			6,447

SOVEREIGN ISSUES 6.1%
Autonomous Community of Catalonia
4.300% due 11/15/2016		6,900	7,594
4.750% due 06/04/2018		11,600	13,338
4.801% due 07/31/2020		8,000	9,343
Autonomous Community of Madrid
4.125% due 05/21/2024		17,800	22,734
4.300% due 09/15/2026		2,400	3,127
5.750% due 02/01/2018		5,100	6,164
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	11,785	8,562
5.000% due 11/14/2016		$900	925
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	2,500	3,219
Spain Government International Bond
2.150% due 10/31/2025		84,000	94,406
2.750% due 10/31/2024		138,200	163,976
3.800% due 04/30/2024		14,300	18,254
4.200% due 01/31/2037		6,500	8,688
4.800% due 01/31/2024		7,600	10,350
4.900% due 07/30/2040		10,200	15,033
5.150% due 10/31/2044		29,575	45,661
5.250% due 04/06/2029	GBP	900	1,494
5.400% due 01/31/2023 (i)	EUR	20,000	27,831
Xunta de Galicia
6.964% due 12/28/2017		3,000	3,694

			464,393

Total Spain (Cost $495,719)			483,023

SUPRANATIONAL 1.0%
CORPORATE BONDS & NOTES 1.0%
African Development Bank
5.250% due 03/23/2022	AUD	200	162
Council of Europe Development Bank
6.000% due 10/08/2020		8,300	6,824
EUROFIMA
6.250% due 12/28/2018		50,055	40,094
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	965
0.500% due 12/21/2023		500	280
European Investment Bank
0.500% due 06/21/2023		13,600	7,750
0.500% due 08/10/2023		20,700	11,717
6.250% due 06/08/2021		11,100	9,381
Nordic Investment Bank
5.000% due 04/19/2022		500	402

Total Supranational (Cost $100,240)			77,575

SWEDEN 0.4%
CORPORATE BONDS & NOTES 0.2%
Swedbank AB
2.200% due 03/04/2020		$14,900	14,740

SOVEREIGN ISSUES 0.2%
Sweden Government International Bond
4.250% due 03/12/2019	SEK	95,100	12,848

Total Sweden (Cost $30,705)			27,588

SWITZERLAND 0.6%
CORPORATE BONDS & NOTES 0.5%
Credit Suisse AG
6.500% due 08/08/2023		$2,108	2,276
UBS AG
4.750% due 05/22/2023		8,089	8,233
5.125% due 05/15/2024		4,200	4,253
7.250% due 02/22/2022		24,500	25,633

			40,395

SOVEREIGN ISSUES 0.1%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	7,550	11,529

Total Switzerland (Cost $52,041)			51,924

UNITED KINGDOM 9.7%
BANK LOAN OBLIGATIONS 0.1%
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023		$8,215	8,054

CORPORATE BONDS & NOTES 2.1%
Barclays Bank PLC
2.250% due 05/10/2017		6,000	6,072
7.625% due 11/21/2022		22,914	26,136
7.750% due 04/10/2023		6,051	6,467
9.000% due 10/11/2023 (f)	GBP	5,123	9,007
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	4,400	4,855
8.000% due 12/15/2020 (f)		1,200	1,418
Lloyds Bank PLC
7.625% due 04/22/2025	GBP	1,000	1,891
9.875% due 12/16/2021		$10,044	10,755
12.000% due 12/16/2024 (f)		11,300	16,123
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	12,388	19,173
7.875% due 06/27/2029 (f)		1,900	2,973
Nationwide Building Society
10.250% due (f)		20	3,819
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$12,800	13,886
13.125% due 03/19/2022	AUD	1,500	1,204
Tesco Corporate Treasury Services PLC
1.375% due 07/01/2019	EUR	5,100	5,340
Tesco PLC
5.000% due 03/24/2023	GBP	700	1,010
6.125% due 02/24/2022		8,399	12,979
Tesco Property Finance PLC
5.411% due 07/13/2044		9,953	12,485
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		2,200	2,985

			158,578

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Business Mortgage Finance PLC
0.953% due 02/15/2039		831	1,189
2.573% due 02/15/2041		9,468	13,705
Darrowby PLC
2.271% due 02/20/2044		10,438	15,534
EuroMASTR PLC
0.783% due 06/15/2040		199	266
Eurosail PLC
0.035% due 03/13/2045	EUR	365	376
0.044% due 12/10/2044		4,924	5,115
0.112% due 12/15/2044		7,714	6,994
0.743% due 06/10/2044	GBP	9,723	13,918
0.745% due 03/13/2045		61	86
0.885% due 06/13/2045		1,198	1,748
Gemgarto
3.523% due 05/14/2045		59	88
Great Hall Mortgages PLC
0.017% due 06/18/2038	EUR	34	35

0.093% due 03/18/2039		2,232	2,305
0.663% due 06/18/2039		$3,571	3,367
0.726% due 06/18/2039	GBP	50	68
Hercules Eclipse PLC
0.819% due 10/25/2018		278	403
Landmark Mortgage Securities PLC
0.805% due 06/17/2038		46	63
Leek Finance PLC
0.830% due 09/21/2038		$6,142	6,484
0.850% due 12/21/2037		2,706	2,903
Ludgate Funding PLC
0.028% due 01/01/2061	EUR	258	254
Mansard Mortgages PLC
1.233% due 12/15/2049	GBP	12,919	18,359
Money Partners Securities PLC
0.963% due 03/15/2040		738	1,021
Newgate Funding PLC
0.108% due 12/01/2050	EUR	5,700	5,008
0.472% due 12/15/2050		10,644	10,727
0.749% due 12/01/2050	GBP	96	129
0.783% due 12/15/2050		4,885	6,025
1.122% due 12/15/2050	EUR	2,210	2,120
1.372% due 12/15/2050		3,625	3,392
1.583% due 12/15/2050	GBP	4,863	6,538
1.833% due 12/15/2050		2,741	3,501
Paragon Mortgages PLC
0.192% due 06/15/2041	EUR	300	289
0.279% due 05/15/2041		335	331
0.933% due 05/15/2041	GBP	34	45
Preferred Residential Securities PLC
1.333% due 12/15/2042		36	46
ResLoc UK PLC
0.743% due 12/15/2043		921	1,230
0.803% due 12/15/2043		1,585	1,976
RMAC PLC
0.275% due 12/12/2036	EUR	158	161
RMAC Securities PLC
0.115% due 06/12/2044		163	152
0.652% due 06/12/2044		$401	363
0.735% due 06/12/2044	GBP	2,875	3,821
0.755% due 06/12/2044		7,790	10,489
Silk Road Finance PLC
1.935% due 06/21/2055		37	55
Tenterden Funding PLC
2.085% due 03/21/2044		3,512	5,230
Thrones PLC
2.082% due 07/20/2044		2,747	4,049
Uropa Securities PLC
0.101% due 10/10/2040	EUR	97	105

			160,063

SOVEREIGN ISSUES 5.4%
United Kingdom Gilt
3.250% due 01/22/2044	GBP	136,000	223,488
3.500% due 01/22/2045		65,900	113,481
4.250% due 12/07/2040 (i)		40,600	77,407

			414,376

Total United Kingdom (Cost $746,300)			741,071

UNITED STATES 29.6%
ASSET-BACKED SECURITIES 6.4%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		$265	254
ACE Securities Corp. Home Equity Loan Trust
0.812% due 02/25/2036		20,000	7,679
1.102% due 09/25/2035		7,451	6,021
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.892% due 10/25/2035		2,300	2,248
Amortizing Residential Collateral Trust
1.002% due 07/25/2032		44	42
Amresco Residential Securities Corp. Mortgage Loan Trust
1.362% due 06/25/2029		221	207
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.242% due 02/25/2034		574	519
Asset-Backed Funding Certificates Trust
0.552% due 01/25/2037		7,507	5,120
Asset-Backed Securities Corp. Home Equity Loan Trust
1.517% due 02/25/2035		9,804	8,026
1.681% due 04/15/2033		1,553	1,508
Bear Stearns Asset-Backed Securities Trust
1.082% due 10/25/2032		26	25

1.222% due 10/27/2032	48	46
1.422% due 10/25/2037	82	76
BNC Mortgage Loan Trust
0.522% due 05/25/2037	605	590
Citigroup Mortgage Loan Trust, Inc.
0.482% due 07/25/2045	456	315
0.582% due 12/25/2036	4,999	3,312
0.592% due 05/25/2037	10,000	9,187
0.682% due 03/25/2036	10,900	8,388
0.682% due 03/25/2037	4,696	3,665
0.682% due 06/25/2037	18,326	12,413
0.722% due 08/25/2036	16,899	10,909
4.584% due 10/25/2037	3,374	3,132
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	41	42
Countrywide Asset-Backed Certificates
0.552% due 12/25/2036 ^	2,295	2,070
0.562% due 05/25/2035	7,511	6,299
0.562% due 06/25/2035	12,505	9,661
0.562% due 08/25/2037	9,644	7,552
0.562% due 06/25/2047 ^	1,967	1,525
0.582% due 05/25/2036	11,362	11,628
0.592% due 06/25/2047	7,180	6,810
0.602% due 09/25/2036	106	105
0.622% due 06/25/2047	12,564	9,172
0.662% due 03/25/2036	3,329	3,024
0.712% due 07/25/2036	8,500	7,595
0.762% due 12/25/2036 ^	676	474
1.072% due 01/25/2036	4,900	3,498
1.397% due 06/25/2035	406	403
5.397% due 08/25/2035 ^	4,287	4,198
Countrywide Asset-Backed Certificates Trust
0.572% due 03/25/2047	1,791	1,599
1.022% due 08/25/2035	1,026	1,017
1.092% due 10/25/2035	12,200	9,938
1.672% due 07/25/2035	18,080	13,416
4.740% due 10/25/2035	503	512
Credit Suisse First Boston Mortgage Securities Corp.
1.042% due 01/25/2032	57	50
Credit-Based Asset Servicing and Securitization LLC
0.482% due 11/25/2036	6	3
First Alliance Mortgage Loan Trust
0.862% due 12/20/2027	7	7
First Franklin Mortgage Loan Trust
0.782% due 10/25/2035	3,202	3,005
1.322% due 03/25/2034	2,089	1,946
Fremont Home Loan Trust
0.572% due 10/25/2036	9,498	4,950
0.692% due 02/25/2036	7,522	5,201
0.762% due 11/25/2035	8,715	7,887
GSAA Trust
5.995% due 03/25/2046 ^	1,922	1,420
Home Equity Asset Trust
1.022% due 11/25/2032	2	2
HSI Asset Securitization Corp. Trust
0.682% due 04/25/2037	11,127	6,467
0.832% due 01/25/2036	4,500	3,244
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.592% due 04/25/2037	7,423	4,683
0.662% due 04/25/2037	13,662	8,443
JPMorgan Mortgage Acquisition Trust
0.532% due 08/25/2036	121	62
0.552% due 08/25/2036	23,089	20,171
0.557% due 07/25/2036	5,926	4,264
0.692% due 08/25/2036	9,100	6,218
Long Beach Mortgage Loan Trust
0.572% due 05/25/2036	30,641	17,052
0.682% due 08/25/2045	3,603	2,822
0.982% due 10/25/2034	12	12
1.247% due 06/25/2035	782	778
MASTR Asset-Backed Securities Trust
0.572% due 03/25/2036	1,331	913
0.572% due 10/25/2036	15,548	6,806
0.642% due 10/25/2036	4,627	2,059
Merrill Lynch Mortgage Investors Trust
0.502% due 09/25/2037	41	15
0.542% due 02/25/2037	65	32
0.902% due 05/25/2036	1,326	1,221
MESA Trust
1.222% due 12/25/2031	169	156
Morgan Stanley ABS Capital, Inc. Trust
0.552% due 10/25/2036	1,499	1,158
0.662% due 06/25/2036	7,366	4,972
Morgan Stanley Home Equity Loan Trust
0.592% due 04/25/2037	22,747	12,865
0.652% due 04/25/2037	12,217	6,970

0.772% due 04/25/2037	1,758	1,020
Morgan Stanley Mortgage Loan Trust
0.492% due 01/25/2047 ^	8	8
5.919% due 09/25/2046 ^	2,015	1,132
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.712% due 03/25/2036	5,923	4,440
NovaStar Mortgage Funding Trust
0.552% due 03/25/2037	29,663	19,439
Option One Mortgage Loan Trust
0.612% due 01/25/2036	549	536
Popular ABS Mortgage Pass-Through Trust
0.512% due 06/25/2047 ^	27	27
RAAC Trust
1.622% due 09/25/2047	6,289	6,186
Renaissance Home Equity Loan Trust
0.922% due 12/25/2033	74	69
5.294% due 01/25/2037	15,153	8,358
5.675% due 06/25/2037 ^	16,806	8,311
5.731% due 11/25/2036	33,611	18,234
Residential Asset Mortgage Products Trust
0.441% due 12/25/2035	4,927	3,812
0.722% due 03/25/2036	5,007	4,404
0.782% due 02/25/2036	3,075	2,152
0.982% due 06/25/2032	69	65
Residential Asset Securities Corp. Trust
0.582% due 07/25/2036	633	613
0.922% due 07/25/2032 ^	126	113
1.262% due 09/25/2034	1,434	1,237
Saxon Asset Securities Trust
2.172% due 12/25/2037	7,866	6,338
2.222% due 05/25/2031	1,157	1,010
Securitized Asset-Backed Receivables LLC Trust
0.552% due 05/25/2037 ^	394	269
0.592% due 08/25/2036	828	350
SLM Student Loan Trust
0.820% due 10/25/2017	271	271
1.820% due 04/25/2023	12,350	12,370
Soundview Home Loan Trust
0.482% due 11/25/2036	47	17
0.582% due 10/25/2036	804	723
0.672% due 11/25/2036	15,000	10,433
0.692% due 12/25/2036	19,457	13,380
0.702% due 05/25/2036	7,215	5,793
Specialty Underwriting & Residential Finance Trust
0.772% due 09/25/2036	1,016	1,009
Structured Asset Securities Corp. Mortgage Loan Trust
0.582% due 03/25/2036	4,005	3,279
0.642% due 12/25/2036	19,167	11,283
0.652% due 05/25/2047	5,200	4,049
Wells Fargo Home Equity Asset-Backed Securities Trust
0.652% due 01/25/2037	21,575	14,999

		485,803

BANK LOAN OBLIGATIONS 0.2%
CCO Safari LLC
3.250% due 08/24/2021	3,300	3,278
Charter Communications Operating LLC
3.500% due 01/24/2023	10,500	10,492

		13,770

CORPORATE BONDS & NOTES 2.4%
Ally Financial, Inc.
2.500% due 03/15/2017 (g)	6,000	5,881
2.750% due 01/30/2017	600	600
3.125% due 01/15/2016	2,500	2,502
3.250% due 09/29/2017	1,582	1,584
3.500% due 07/18/2016	3,600	3,618
3.600% due 05/21/2018	4,600	4,611
5.500% due 02/15/2017	1,300	1,342
Aviation Capital Group Corp.
7.125% due 10/15/2020	1,100	1,261
Bank of America Corp.
6.100% due 03/17/2025 (f)	20,900	21,213
BellSouth Corp.
4.821% due 04/26/2021 (i)	28,900	29,246
CCO Safari LLC
3.579% due 07/23/2020	400	398
4.464% due 07/23/2022	11,550	11,523
4.908% due 07/23/2025	11,800	11,806
6.384% due 10/23/2035	4,096	4,143
Chesapeake Energy Corp.
3.571% due 04/15/2019	1,200	339

CIT Group, Inc.
5.500% due 02/15/2019		1,000	1,048
Citigroup, Inc.
5.950% due 05/15/2025 (f)		18,000	17,347
6.125% due 11/15/2020 (f)		5,600	5,719
International Lease Finance Corp.
5.750% due 05/15/2016		1,000	1,015
6.750% due 09/01/2016		7,100	7,304
8.750% due 03/15/2017		1,200	1,281
JPMorgan Chase & Co.
2.550% due 10/29/2020 (i)		19,300	19,141
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		7,000	534
Metropolitan Life Global Funding
2.000% due 04/14/2020		9,000	8,825
MGM Resorts International
7.625% due 01/15/2017		600	627
SLM Student Loan Trust
1.136% due 03/15/2038	GBP	3,923	4,993
Springleaf Finance Corp.
6.900% due 12/15/2017		$5,600	5,810
Wells Fargo & Co.
3.000% due 02/19/2025		13,800	13,440

			187,151

MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041		100	138
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030		1,600	1,946
7.950% due 03/01/2036		900	1,078
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		930	934
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		1,000	1,351
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021		600	652
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044		2,400	3,104

			9,203

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
Adjustable Rate Mortgage Trust
2.757% due 09/25/2035		375	313
American Home Mortgage Assets Trust
0.612% due 05/25/2046 ^		454	335
Banc of America Alternative Loan Trust
6.000% due 09/25/2034		7,006	6,885
6.500% due 04/25/2036 ^		6,572	5,650
Banc of America Commercial Mortgage Trust
5.558% due 06/10/2049		1,618	1,664
Banc of America Funding Trust
0.682% due 06/20/2047		2,000	1,429
2.621% due 03/20/2036		338	312
2.801% due 02/20/2036		3,617	3,597
3.007% due 01/20/2047 ^		282	239
3.035% due 11/20/2034		784	756
3.203% due 10/20/2046 ^		91	69
5.500% due 01/25/2036		468	493
6.000% due 03/25/2037 ^		623	538
Banc of America Mortgage Trust
2.554% due 04/25/2035		615	568
2.791% due 06/25/2035		666	640
2.848% due 09/25/2035 ^		89	82
BCAP LLC Trust
0.983% due 01/26/2047		958	849
2.607% due 02/26/2036		440	444
5.250% due 02/26/2036		1,422	1,270
5.250% due 04/26/2037		3,466	3,197
5.250% due 08/26/2037		1,438	1,498
5.283% due 03/26/2037		4,563	4,434
Bear Stearns Adjustable Rate Mortgage Trust
2.458% due 05/25/2034		235	219
2.608% due 10/25/2033		207	209
2.697% due 05/25/2034		380	370
2.785% due 01/25/2035		761	748
2.842% due 10/25/2035		85	85
2.844% due 07/25/2034		385	379
2.894% due 02/25/2034		39	38
2.924% due 03/25/2035		312	316
3.226% due 11/25/2034		9	9
Bear Stearns ALT-A Trust
2.458% due 01/25/2036 ^		396	328

2.602% due 08/25/2036 ^	333	247
2.660% due 08/25/2036 ^	1,091	692
2.726% due 09/25/2035	6,275	5,337
2.741% due 11/25/2035 ^	126	95
2.956% due 08/25/2036 ^	2,179	1,638
4.193% due 11/25/2036 ^	649	472
Bear Stearns Structured Products, Inc. Trust
2.566% due 12/26/2046	88	65
Chase Mortgage Finance Trust
2.702% due 02/25/2037	807	822
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.652% due 05/25/2036	1,843	1,628
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	172	165
Citigroup Mortgage Loan Trust, Inc.
2.204% due 03/25/2037 ^	1,322	996
2.420% due 09/25/2035	793	798
2.430% due 09/25/2035	659	661
2.643% due 07/25/2046 ^	1,767	1,552
2.660% due 05/25/2035	193	191
2.706% due 08/25/2035	98	98
2.905% due 09/25/2037 ^	1,662	1,511
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.399% due 09/25/2035 ^	5,240	4,543
Commercial Mortgage Trust
0.584% due 03/10/2046 (a)	13,000	481
1.592% due 07/10/2046 (a)	12,049	349
1.742% due 01/10/2046 (a)	9,588	660
2.021% due 07/10/2046 (a)	7,554	549
Countrywide Alternative Loan Trust
0.361% due 04/25/2047	1,506	1,277
0.582% due 02/20/2047 ^	537	406
0.592% due 01/25/2037 ^	522	510
0.592% due 09/20/2046	9,643	8,435
0.612% due 03/20/2046	137	104
0.612% due 05/20/2046 ^	1,046	800
0.612% due 07/20/2046 ^	905	664
0.612% due 09/25/2046 ^	1,293	1,135
0.632% due 07/25/2046 ^	87	68
0.702% due 02/25/2037	554	435
0.772% due 05/25/2037 ^	814	497
0.822% due 09/25/2035 ^	458	383
0.872% due 09/25/2035 ^	2,350	1,801
1.257% due 12/25/2035	113	95
1.507% due 11/25/2047 ^	6,336	4,785
1.637% due 11/25/2047 ^	14,723	11,225
1.657% due 08/25/2035	728	660
1.674% due 11/25/2035	515	423
2.214% due 11/25/2035	498	421
2.673% due 02/25/2037 ^	323	291
5.250% due 06/25/2035 ^	286	264
6.000% due 01/25/2037 ^	1,407	1,222
6.250% due 08/25/2037 ^	666	570
6.500% due 08/25/2032	93	94
Countrywide Home Loan Mortgage Pass-Through Trust
0.712% due 04/25/2035	28	25
0.742% due 03/25/2035	1,004	783
0.962% due 03/25/2035	1,189	1,117
1.082% due 02/25/2035	19	18
2.435% due 05/20/2036	785	725
2.484% due 04/20/2036	15,383	14,013
2.559% due 09/20/2036 ^	267	239
2.564% due 02/20/2036 ^	1,358	1,205
2.566% due 03/25/2037 ^	503	412
2.646% due 11/25/2034	1,223	1,166
2.703% due 02/25/2047 ^	527	474
2.713% due 08/25/2034 ^	455	397
2.745% due 11/19/2033	19	19
2.766% due 08/25/2034 ^	105	93
Credit Suisse First Boston Mortgage Securities Corp.
1.572% due 03/25/2034 ^	212	205
2.350% due 07/25/2033	32	32
2.596% due 08/25/2033	130	131
DBUBS Mortgage Trust
0.291% due 11/10/2046 (a)	16,942	239
1.127% due 11/10/2046 (a)	22,476	502
Deutsche ALT-A Securities, Inc.
0.562% due 07/25/2047	863	697
1.172% due 10/25/2047	5,378	4,107
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035	372	370
Downey Savings & Loan Association Mortgage Loan Trust
0.722% due 07/19/2045 ^	85	11
Extended Stay America Trust
1.079% due 12/05/2031 (a)	37,000	31

First Horizon Mortgage Pass-Through Trust
2.723% due 08/25/2035	309	277
2.750% due 10/25/2035	389	382
First Republic Mortgage Loan Trust
0.681% due 11/15/2031	74	71
GMAC Mortgage Corp. Loan Trust
3.089% due 06/25/2034	51	50
GreenPoint Mortgage Funding Trust
0.602% due 01/25/2037	852	692
0.632% due 04/25/2036	737	558
0.692% due 11/25/2045	165	144
Greenpoint Mortgage Pass-Through Certificates
2.865% due 10/25/2033	46	45
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	928	950
GS Mortgage Securities Corp.
1.620% due 02/10/2046 (a)	13,810	1,151
2.329% due 11/10/2045 (a)	24,828	2,396
GSR Mortgage Loan Trust
1.860% due 03/25/2033	177	175
2.678% due 05/25/2035	276	258
2.771% due 04/25/2035	62	61
2.806% due 09/25/2035	722	740
2.845% due 11/25/2035	1,007	974
2.970% due 01/25/2035	900	866
HarborView Mortgage Loan Trust
0.443% due 03/19/2036	218	158
0.582% due 07/19/2046 ^	1,949	1,166
0.592% due 09/19/2037	1,422	1,145
2.574% due 05/19/2033	316	313
2.685% due 07/19/2035	240	213
HomeBanc Mortgage Trust
2.296% due 04/25/2037 ^	1,427	896
5.109% due 04/25/2037 ^	463	378
Impac CMB Trust
1.142% due 10/25/2034	1,336	1,156
1.202% due 10/25/2034	662	625
1.422% due 07/25/2033	49	48
IndyMac Mortgage Loan Trust
0.461% due 06/25/2037	1,197	1,040
0.602% due 07/25/2047	4,754	3,447
0.612% due 09/25/2046	4,510	3,701
0.672% due 02/25/2037	1,100	700
0.722% due 11/25/2035 ^	319	193
0.722% due 06/25/2037 ^	525	283
2.656% due 03/25/2036	8,977	6,851
2.691% due 12/25/2034	150	143
2.889% due 11/25/2035 ^	1,738	1,585
4.682% due 08/25/2036	867	831
JPMBB Commercial Mortgage Securities Trust
1.263% due 04/15/2047 (a)	59,062	2,798
JPMorgan Alternative Loan Trust
0.692% due 03/25/2036 ^	1,764	1,691
2.709% due 12/25/2035 ^	22,243	19,057
5.500% due 11/25/2036 ^	6	4
JPMorgan Chase Commercial Mortgage Securities Trust
1.269% due 12/15/2047 (a)	82,045	4,849
4.070% due 11/15/2043	300	316
JPMorgan Mortgage Trust
2.104% due 11/25/2033	177	173
2.609% due 02/25/2036 ^	1,002	878
2.683% due 07/25/2035	118	119
2.685% due 07/25/2035	286	284
2.737% due 09/25/2035	554	500
2.846% due 10/25/2035	33	32
Luminent Mortgage Trust
0.391% due 12/25/2036	2,913	2,366
MASTR Adjustable Rate Mortgages Trust
0.521% due 05/25/2047 ^	1,291	819
0.632% due 04/25/2046	2,606	1,904
MASTR Alternative Loan Trust
0.822% due 03/25/2036	449	111
6.000% due 03/25/2036 ^	3,005	2,653
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.811% due 06/15/2030	45	43
2.609% due 10/20/2029	23	23
Merrill Lynch Mortgage Investors Trust
0.632% due 02/25/2036	1,108	1,031
0.672% due 11/25/2035	2,123	2,017
0.672% due 08/25/2036	86	85
1.904% due 10/25/2035	2,207	2,151
2.289% due 02/25/2033	169	163
2.573% due 06/25/2035	575	562
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.877% due 08/12/2049	700	730

Morgan Stanley Bank of America Merrill Lynch Trust
1.375% due 05/15/2046 (a)	66,251	3,881
1.663% due 02/15/2046 (a)	60,171	4,344
1.802% due 08/15/2045 (a)	43,960	2,999
Morgan Stanley Capital Trust
0.465% due 07/12/2044	8,368	8,354
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.182% due 08/25/2034	49	47
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.702% due 12/25/2035	2,421	2,148
Residential Accredit Loans, Inc. Trust
0.572% due 02/25/2047	2,432	1,331
0.602% due 07/25/2036	29,147	18,723
0.622% due 12/25/2046 ^	1,080	750
0.632% due 04/25/2046	65	31
0.692% due 05/25/2046 ^	836	517
Residential Asset Securitization Trust
0.822% due 01/25/2046 ^	162	81
0.872% due 12/25/2036 ^	454	129
5.750% due 02/25/2036	10,454	9,469
6.250% due 10/25/2036 ^	338	284
6.500% due 08/25/2036 ^	746	494
Residential Funding Mortgage Securities, Inc. Trust
3.192% due 09/25/2035 ^	396	318
6.500% due 03/25/2032	62	64
Royal Bank of Scotland Capital Funding Trust
6.044% due 12/16/2049	3,214	3,295
Sequoia Mortgage Trust
2.697% due 09/20/2046 ^	7,574	6,088
2.749% due 04/20/2035	219	227
Structured Adjustable Rate Mortgage Loan Trust
2.580% due 04/25/2034	307	307
2.586% due 02/25/2034	240	240
2.586% due 08/25/2035	788	739
2.737% due 09/25/2034	94	94
2.741% due 02/25/2036 ^	2,757	2,447
2.789% due 09/25/2036 ^	1,204	784
3.052% due 05/25/2036 ^	962	888
Structured Asset Mortgage Investments Trust
0.612% due 06/25/2036	131	109
0.632% due 05/25/2046	840	662
0.642% due 05/25/2036	4,959	3,728
0.642% due 09/25/2047	5,663	4,549
0.682% due 05/25/2046 ^	162	65
0.722% due 08/25/2036 ^	1,619	716
0.732% due 12/25/2035 ^	14	10
0.982% due 07/19/2034	16	16
1.757% due 08/25/2047 ^	2,171	1,810
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035	799	810
Thornburg Mortgage Securities Trust
1.672% due 06/25/2037 ^	2,540	2,234
2.084% due 06/25/2047 ^	3,498	3,135
2.171% due 10/25/2043	101	99
2.394% due 06/25/2037	15,578	14,945
2.444% due 03/25/2037	1,415	1,254
5.750% due 06/25/2037	5,812	5,727
5.750% due 06/25/2047	126	121
6.071% due 09/25/2037	168	175
UBS-Barclays Commercial Mortgage Trust
1.816% due 12/10/2045 (a)	61,356	5,280
UBS-Citigroup Commercial Mortgage Trust
2.432% due 01/10/2045 (a)	22,585	1,759
WaMu Mortgage Pass-Through Certificates Trust
0.702% due 11/25/2045	5,793	5,089
0.712% due 07/25/2045	2,134	2,021
0.732% due 01/25/2045	506	480
1.017% due 04/25/2047	4,396	3,725
1.053% due 12/25/2046	225	205
1.102% due 01/25/2045	3,871	3,669
1.162% due 11/25/2034	1,150	1,098
1.237% due 06/25/2046	1,299	1,220
1.257% due 02/25/2046	3,083	2,845
1.899% due 02/27/2034	342	335
2.151% due 10/25/2046	1,804	1,627
2.205% due 02/25/2037 ^	10,467	9,169
2.429% due 10/25/2035	738	711
2.446% due 04/25/2035	823	814
2.559% due 06/25/2033	96	98
2.568% due 12/25/2035	659	629
5.877% due 08/25/2046 ^	2,773	2,555
Washington Mutual Mortgage Loan Trust
1.439% due 05/25/2041	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
0.612% due 07/25/2046	5,798	4,290
0.672% due 07/25/2046 ^	44	20

1.027% due 04/25/2047	14,930	10,919
1.027% due 04/25/2047 ^	279	33
1.097% due 05/25/2047 ^	212	18
1.197% due 07/25/2046 ^	634	405
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	238	217
Wells Fargo Mortgage-Backed Securities Trust
0.922% due 07/25/2037 ^	506	441
2.658% due 03/25/2035	4,519	4,547
2.733% due 10/25/2036	92	88
2.735% due 10/25/2035	349	351
2.736% due 04/25/2036	110	110
2.738% due 06/25/2035	417	428
2.738% due 10/25/2035	600	579
2.755% due 06/25/2035	1,384	1,377
2.786% due 12/25/2033	5	5
2.803% due 03/25/2036	49	49
5.788% due 04/25/2036 ^	132	23
Wells Fargo-RBS Commercial Mortgage Trust
0.323% due 03/15/2048 (a)	40,000	906
1.441% due 03/15/2048 (a)	111,540	7,481
1.470% due 03/15/2045 (a)	72,474	4,307

		394,272

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
1.964% due 03/15/2017	20,000	473

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 5.9%
Fannie Mae
0.397% due 10/27/2037	$556	554
0.522% due 01/25/2021	1	1
0.542% due 03/25/2034	77	76
0.722% due 03/25/2036	36	36
0.852% due 11/25/2040	3,823	3,838
0.872% due 11/25/2040	6,417	6,452
0.922% due 10/25/2040 - 12/25/2040	7,228	7,251
1.443% due 06/01/2043	82	84
2.200% due 01/01/2023	32	33
2.255% due 12/01/2034	306	318
2.333% due 01/25/2022 (a)	24,527	2,342
2.351% due 08/01/2036	192	204
2.375% due 06/01/2035	239	250
2.384% due 04/01/2032	37	38
2.403% due 08/01/2023	49	52
2.500% due 04/01/2045	982	948
2.540% due 11/01/2022	10	10
2.614% due 11/01/2034	1,705	1,804
2.836% due 12/01/2030	12	12
3.500% due 03/01/2020 - 05/01/2029	18,226	19,148
4.295% due 06/01/2021	2,029	2,212
6.000% due 04/25/2043 - 07/25/2044	1,382	1,556
Fannie Mae, TBA
3.000% due 01/01/2046 - 02/01/2046	92,000	91,855
3.500% due 01/01/2046 - 02/01/2046	151,300	155,827
4.500% due 01/01/2046	49,100	53,021
Freddie Mac
0.811% due 10/15/2040	4,094	4,115
0.889% due 09/25/2022 (a)	24,362	1,155
0.931% due 12/15/2037	1,200	1,205
1.041% due 11/25/2022 (a)	33,950	1,941
1.286% due 08/25/2019 (a)	38,926	1,627
1.370% due 11/25/2019 (a)	35,407	1,614
1.443% due 10/25/2044 - 02/25/2045	2,893	2,944
1.553% due 10/25/2021 (a)	29,281	2,154
1.645% due 06/25/2020 (a)	36,890	1,980
2.360% due 06/01/2022	67	69
2.521% due 09/01/2035	112	119
6.000% due 12/01/2033	822	927
6.500% due 11/15/2023	39	43
Freddie Mac, TBA
3.500% due 01/01/2046 - 02/01/2046	9,000	9,252
Ginnie Mae
1.625% due 11/20/2021 - 11/20/2030	94	98
1.750% due 05/20/2022 - 05/20/2030	315	324

1.875% due 09/20/2022 - 09/20/2026		178	185
2.000% due 07/20/2022 - 05/20/2030		101	103
6.000% due 08/20/2034		10,851	12,368
NCUA Guaranteed Notes
0.746% due 11/05/2020		38,962	39,162
0.829% due 12/08/2020		18,329	18,455
Small Business Administration
5.110% due 04/01/2025		54	58

			447,820

U.S. TREASURY OBLIGATIONS 9.4%
U.S. Treasury Bonds
2.125% due 05/15/2025 (k)(m)		7,000	6,909
5.250% due 02/15/2029 (m)		8,600	11,272
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (k)		24,061	23,314
0.125% due 07/15/2022 (k)(m)		115,302	111,780
0.125% due 01/15/2023 (i)(k)(m)		113,220	108,530
0.250% due 01/15/2025 (i)(k)(m)		364,459	347,626
0.375% due 07/15/2025 (k)(m)		25,371	24,540
1.375% due 01/15/2020 (k)(m)		3,189	3,316
1.375% due 02/15/2044 (m)		2,041	2,073
1.750% due 01/15/2028 (k)(m)		5,108	5,578
2.375% due 01/15/2025 (k)(m)		8,957	10,178
2.375% due 01/15/2027 (k)(m)		4,953	5,722
2.500% due 01/15/2029 (k)(m)		5,870	6,951
U.S. Treasury STRIPS
0.000% due 11/15/2023 (c)		33,500	27,979
0.000% due 05/15/2026 (c)		28,100	21,686

			717,454

Total United States (Cost $2,270,266)			2,255,946

SHORT-TERM INSTRUMENTS 15.1%
CERTIFICATES OF DEPOSIT 0.4%
Intesa Sanpaolo SpA
1.701% due 04/11/2016		$28,300	28,323

REPURCHASE AGREEMENTS (h) 0.0%			3,642

SHORT-TERM NOTES 0.2%
Czech Republic Ministry of Finance Bill
0.010% due 02/12/2016 - 02/19/2016 (d)	CZK	477,000	19,190

JAPAN TREASURY BILLS 14.4%
(0.064%) due 01/20/2016 - 03/22/2016 (b)	JPY	132,290,000	1,100,674

U.S. TREASURY BILLS 0.1%
0.239% due 01/14/2016 - 06/30/2016 (b)(i)(m)		$6,548	6,543

Total Short-Term Instruments (Cost $1,138,942)			1,158,372

Total Investments in Securities (Cost $8,644,832)			8,418,588

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		27,577	272

Total Short-Term Instruments (Cost $273)			272

Total Investments in Affiliates (Cost $273)			272

Total Investments 110.3% (Cost $8,645,105)			$8,418,860
Financial Derivative Instruments (j)(l) 0.3% (Cost or Premiums, net $(13,992))			19,104
Other Assets and Liabilities, net (10.6%)			(805,003)

Net Assets 100.0%			$7,632,961

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Zero coupon bond. Coupon presented is a calculated yield.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$6,000	$5,881	0.08%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$3,642	Fannie Mae 2.170% due 10/17/2022	$(3,719)	$3,642	$3,642

Total Repurchase Agreements						$(3,719)	$3,642	$3,642

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BSN	0.450%	12/31/2015	01/12/2016		$(23,524)	$(23,525)
GRE	0.900	12/31/2015	01/14/2016		(21,420)	(21,422)
MBC	0.800	11/12/2015	02/11/2016	GBP	(5,181)	(7,646)
RDR	0.560	12/31/2015	01/20/2016		$(23,906)	(23,908)
	0.750	12/31/2015	01/14/2016		(46,712)	(46,716)

Total Reverse Repurchase Agreements						$(123,217)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	(0.021%)	11/05/2015	02/04/2016	EUR	(13,261)	$(13,879)
MSC	0.370	10/09/2015	01/07/2016		$(6,466)	(6,456)
MYI	(0.180)	10/08/2015	01/12/2016	EUR	(55,052)	(59,856)
TDM	0.350	10/09/2015	01/11/2016		$(6,468)	(6,458)
UBS	(0.082)	12/29/2015	02/04/2016	EUR	(121,349)	(129,879)
	(0.080)	12/29/2015	02/04/2016		(116,399)	(126,867)

Total Sale-Buyback Transactions						$(343,395)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(623,463) at a weighted average interest rate of (0.005%).
(3)	Payable for sale-buyback transactions includes $926 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	01/01/2046	$6,700	$(7,081)	$(7,089)
Fannie Mae, TBA	4.000	02/01/2046	31,700	(33,450)	(33,476)
Fannie Mae, TBA	4.500	01/01/2046	358,000	(385,652)	(386,585)
Fannie Mae, TBA	4.500	02/01/2046	184,000	(198,306)	(198,390)

Total Short Sales				$(624,489)	$(625,540)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(i)	Securities with an aggregate market value of $465,945 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$109.000	02/19/2016	4,100	$35	$65

Total Purchased Options				$35	$65

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,487	$(1,029)	$0	$(56)
90-Day Eurodollar June Futures	Short	06/2016	828	(341)	0	(21)
90-Day Eurodollar March Futures	Short	03/2016	8	(4)	0	0
90-Day Eurodollar March Futures	Short	03/2017	984	(714)	0	(37)
90-Day Eurodollar September Futures	Short	09/2016	1,795	(1,043)	0	(45)
Australia Government 3-Year Note March Futures	Long	03/2016	697	152	0	(79)
Australia Government 10-Year Bond March Futures	Long	03/2016	150	38	0	(142)
Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2016	3,455	(3)	0	0
Canada Government 10-Year Bond March Futures	Short	03/2016	294	(595)	11	(38)
Euro-Bobl March Futures	Long	03/2016	6,183	(3,467)	269	0
Euro-BONO March Future	Long	03/2016	604	(218)	414	0
Euro-BTP Italy Government Bond March Futures	Short	03/2016	802	(207)	0	(497)
Euro-Bund 10-Year Bond March Futures	Short	03/2016	3,382	(462)	2	(148)
Euro-Buxl 30-Year Bond March Futures	Short	03/2016	231	174	0	(146)
Euro-OAT France Government 10-Year Bond March Futures	Long	03/2016	3,052	(6,320)	696	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	1,366	(320)	192	0
U.S. Treasury 10-Year Note March Futures	Long	03/2016	12,865	(5,159)	3,819	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	35	(8)	0	(17)
U.S. Treasury Ultra Long-Term Bond March Futures	Short	03/2016	33	(12)	0	(33)
United Kingdom Long Gilt March Futures	Short	03/2016	162	229	177	(79)

Total Futures Contracts				$(19,309)	$5,580	$(1,338)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020		$21,780	$857	$(689)	$21	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020		126,400	1,765	(688)	210	0
CDX.IG-25 5-Year Index	1.000	12/20/2020		322,200	1,886	(597)	49	0
iTraxx Europe Main 24 5-Year Index	1.000	12/20/2020	EUR	647,700	8,110	(2,028)	265	0
iTraxx Senior 24 5-Year Index	1.000	12/20/2020		27,500	350	(49)	0	(14)

					$12,968	$(4,051)	$545	$(14)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CHF-LIBOR	0.050%	03/16/2026	CHF	39,600	$(950)	$(940)	$0	$(94)
Pay	3-Month SEK-LIBOR	1.013	01/23/2025	SEK	14,100	(54)	(2)	4	0
Pay	3-Month SEK-LIBOR	1.023	01/23/2025		11,500	(43)	(1)	3	0
Pay	3-Month SEK-LIBOR	1.033	01/23/2025		11,900	(43)	(1)	4	0
Pay	3-Month SEK-LIBOR	1.036	01/23/2025		13,600	(48)	(1)	4	0
Receive	3-Month USD-LIBOR	1.250	12/16/2016	$	257,200	(1,130)	(195)	0	(33)
Receive	3-Month USD-LIBOR	1.300	05/06/2017		2,264,350	(4,994)	(3,929)	0	(545)
Receive	3-Month USD-LIBOR	1.500	12/16/2017		1,218,200	(8,908)	(3,548)	0	(269)
Receive	3-Month USD-LIBOR	2.000	08/31/2022		120,000	(522)	(283)	0	(272)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		1,199,300	(25,283)	(27,788)	0	(3,716)
Receive	3-Month USD-LIBOR	2.300	01/13/2023		121,900	(2,544)	(2,059)	0	(288)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		662,000	(20,334)	(27,978)	0	(2,748)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		440,600	2,956	1,486	0	(1,582)
Receive	3-Month USD-LIBOR	2.500	12/16/2035		1,700	17	(105)	0	(12)
Pay	3-Month ZAR-JIBAR	8.500	03/16/2026	ZAR	300,000	(1,335)	(1,286)	0	(286)
Receive	6-Month AUD-BBR-BBSW	3.500	12/17/2025	AUD	24,100	(656)	(24)	186	0
Receive	6-Month AUD-BBR-BBSW	3.250	06/17/2026		18,100	(113)	72	146	0
Pay	6-Month EUR-EURIBOR	0.493	03/16/2021	EUR	428,900	2,741	1,511	61	0
Pay	6-Month EUR-EURIBOR	0.500	03/16/2021		211,500	1,432	(1,734)	30	0
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		125,500	298	(1,758)	0	(83)
Pay	6-Month EUR-EURIBOR	0.750	12/16/2025		43,200	(1,096)	127	0	(30)
Pay	6-Month EUR-EURIBOR	1.000	03/16/2026		297,100	(1,321)	218	0	(241)
Receive	6-Month EUR-EURIBOR	1.564	11/30/2045		55,700	624	2,905	146	0
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		84,600	2,851	1,365	238	0
Receive	6-Month GBP-LIBOR	1.750	09/16/2018	GBP	283,000	(2,799)	1,318	175	0
Pay	6-Month GBP-LIBOR	1.500	09/16/2020		700	0	(4)	0	(1)
Pay	6-Month GBP-LIBOR	1.750	03/16/2021		126,400	874	(1,056)	0	(296)
Pay	6-Month GBP-LIBOR	2.000	03/16/2026		11,200	(56)	(324)	0	(59)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		41,710	1,912	114	425	0
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	145,430,000	1,008	(161)	0	(42)
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		16,090,000	(2,479)	(245)	0	(3)
Receive	6-Month JPY-LIBOR	0.500	09/18/2022		5,690,000	(876)	(210)	0	(3)
Pay	6-Month JPY-LIBOR	1.000	12/18/2025		51,460,000	24,704	3,982	81	0
Pay	6-Month JPY-LIBOR	1.500	06/19/2033		2,120,000	1,850	423	0	(3)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		4,520,000	1,953	979	0	(11)
Receive	6-Month JPY-LIBOR	1.500	12/20/2044		1,330,000	(859)	(410)	20	0
Pay	28-Day MXN-TIIE	4.300	09/01/2016	MXN	2,650,300	559	(271)	51	0
Pay	28-Day MXN-TIIE	4.340	09/28/2017		1,055,600	70	(98)	53	0
Pay	28-Day MXN-TIIE	4.195	10/05/2017		804,600	(47)	(22)	42	0
Pay	28-Day MXN-TIIE	4.130	10/17/2017		2,403,200	(378)	21	125	0
Pay	28-Day MXN-TIIE	4.260	10/31/2017		1,741,800	(114)	(114)	92	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		1,696,900	(291)	572	174	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		2,055,800	1,378	(170)	175	0
Pay	28-Day MXN-TIIE	5.560	11/11/2021		68,000	(39)	8	6	0
Pay	28-Day MXN-TIIE	5.860	11/22/2022		839,200	(375)	(375)	104	0

						$(32,460)	$(59,991)	$2,345	$(10,617)

Total Swap Agreements						$(19,492)	$(64,042)	$2,890	$(10,631)

(k)	Securities with an aggregate market value of $163,474 and cash of $18,286 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2016		$3,125	KRW	3,538,437	$0	$(116)
	01/2016		27,580	MYR	113,905	0	(1,184)
BOA	01/2016	BRL	309,447		$95,394	17,177	0
	01/2016	CHF	468		468	1	0
	01/2016	IDR	162,140,850		11,623	0	(57)
	01/2016	JPY	86,428,559		704,362	0	(14,710)
	01/2016		$79,248	BRL	309,447	0	(1,031)
	01/2016		1,421	CAD	1,901	0	(47)
	01/2016		7,705	GBP	5,117	0	(162)
	02/2016	DKK	100,305		$14,692	73	0
	02/2016	THB	632,586		17,621	65	0
	02/2016		$2,006	EUR	1,826	0	(21)
	02/2016		1,464	GBP	981	0	(18)
	03/2016	JPY	5,860,000		$47,864	0	(952)
	03/2016		$693	MXN	11,932	0	(5)
	04/2016	DKK	264,422		$39,189	580	0
	05/2016	ZAR	44,012		2,975	197	0
	07/2017	BRL	164,400		56,649	21,756	0
BPS	01/2016		90,293		23,056	233	0
	01/2016	GBP	488,418		735,029	15,002	0
	01/2016	JPY	42,100,673		344,066	0	(6,208)
	01/2016		$23,124	BRL	90,293	0	(301)
	01/2016		2,925	EUR	2,731	43	0
	01/2016		9,913	KRW	11,701,305	38	0
	02/2016	DKK	47,980		$6,904	0	(90)
	02/2016		$17,488	BRL	69,010	0	(216)
	03/2016	JPY	65,610,000		$537,114	0	(9,468)
	09/2016	CNH	246,478		37,291	739	0
	07/2017	BRL	90,500		31,078	11,870	0
BRC	01/2016	IDR	30,974,680		2,222	0	(9)
	01/2016	KRW	7,592,508		6,534	77	0
	01/2016	RUB	443,559		6,581	518	0
	01/2016		$3,598	KRW	4,117,551	0	(96)
	02/2016	INR	1,119,783		$16,562	0	(232)
	02/2016	TWD	117,860		3,550	0	(22)
	03/2016	MXN	1,435,993		82,374	0	(539)
	03/2016		$4,994	MXN	86,077	0	(24)
	09/2016	CNH	86,689		$13,034	168	0
CBK	01/2016	BRL	130,841		33,508	436	0
	01/2016	CHF	15,105		14,717	0	(364)
	01/2016	EUR	23,196		24,574	0	(634)
	01/2016	KRW	1,147		1	0	0
	01/2016	MYR	59,912		13,851	0	(33)
	01/2016	SEK	251,290		30,142	374	0
	01/2016		$271,005	AUD	372,909	734	0
	01/2016		34,016	BRL	130,841	0	(944)
	01/2016		6,541	CNH	41,688	0	(219)
	01/2016		342,582	EUR	322,922	8,353	0
	01/2016		4,342	KRW	5,034,549	0	(61)
	02/2016	AUD	372,909		$270,637	0	(728)
	02/2016	CZK	319,828		13,364	486	0
	02/2016	SEK	365,185		42,149	0	(1,159)
	02/2016		$9,995	BRL	39,553	0	(95)
	02/2016		1,872	DKK	12,815	0	(4)
	02/2016		104,748	EUR	95,774	0	(594)
	02/2016		30,166	SEK	251,290	0	(372)
	03/2016	JPY	14,550,000		$119,771	0	(1,478)
	03/2016	ZAR	4,417		285	3	0
	09/2016	CNH	45,416		6,828	87	0
DUB	01/2016	BRL	225,514		57,603	601	0
	01/2016	CNY	29,282		4,505	32	0
	01/2016	KRW	133,226		116	3	0
	01/2016		$57,736	BRL	225,514	0	(734)
	01/2016		1,044	GBP	699	0	(13)
	01/2016		7,404	SEK	62,900	48	0
	02/2016	CZK	158,391		$6,663	287	0
	02/2016	TWD	446,257		13,478	0	(46)
	02/2016		$22,897	BRL	90,469	0	(255)
	03/2016	ZAR	17,063		$1,125	36	0
	07/2016	DKK	110,808		16,695	461	0
FBF	01/2016	BRL	112,876		28,907	376	0
	01/2016	KRW	5,646,569		4,932	130	0
	01/2016		$29,144	BRL	112,876	0	(613)
	03/2016	JPY	12,830,000		$104,734	0	(2,145)
	05/2016	BRL	15,752		4,528	701	0
GLM	01/2016		36,165		9,158	17	0
	01/2016	EUR	91,169		97,409	120	(1,789)
	01/2016	INR	1,198,625		18,038	0	(28)
	01/2016		$9,262	BRL	36,165	0	(120)
	01/2016		126,292	EUR	115,789	21	(480)
	01/2016		13,621	GBP	9,156	0	(123)
	01/2016		179,768	JPY	22,100,300	4,102	0
	01/2016		22,047	SEK	188,390	270	0
	02/2016		1,230	GBP	828	0	(9)
	03/2016		83,264	MXN	1,435,993	0	(351)
	05/2016	PLN	2,953		$730	0	(21)
	07/2016	BRL	42,020		11,726	1,717	0
HUS	01/2016	CNY	208		32	0	0
	01/2016		$789,880	EUR	718,799	27	(8,753)
	02/2016	EUR	717,756		$789,333	8,773	0
	02/2016		$140,042	EUR	128,050	0	(787)
	02/2016		5,099	HKD	39,496	0	0
	03/2016	JPY	11,040,000		$90,402	0	(1,592)
	04/2016	BRL	92,024		27,474	4,909	0
	04/2016	DKK	1,212,178		179,153	2,160	0
	09/2016	CNH	45,399		6,828	90	0
JPM	01/2016	BRL	200,456		64,006	13,338	0
	01/2016	CAD	10,157		7,622	281	0
	01/2016	DKK	71,958		11,002	524	0
	01/2016	INR	1,178,348		17,759	1	(3)
	01/2016	JPY	3,140,000		25,600	0	(526)
	01/2016	KRW	56,993,999		48,524	66	(11)
	01/2016	NZD	101,121		65,904	0	(3,258)
	01/2016	TRY	68,495		23,029	0	(349)
	01/2016		$51,762	BRL	200,456	0	(1,094)
	01/2016		15,767	CHF	15,573	0	(219)
	01/2016		1,061,679	EUR	971,933	301	(5,732)
	01/2016		44,471	INR	2,975,958	384	0
	01/2016		777,777	JPY	94,115,832	5,249	0
	01/2016		20,800	KRW	24,037,228	48	(407)
	02/2016	CHF	15,573		$15,787	220	0
	02/2016	DKK	491,954		70,943	0	(773)
	02/2016	EUR	951,722		1,040,956	5,958	0
	02/2016	IDR	66,328,800		4,640	0	(75)
	02/2016	JPY	94,115,832		778,217	0	(5,270)
	02/2016	NZD	66,808		45,684	68	0
	02/2016	SGD	20,559		14,513	38	0
	02/2016	TWD	601,407		18,445	220	0
	02/2016		$5,683	EUR	5,206	0	(22)
	03/2016		320	MXN	5,469	0	(4)
	04/2016	DKK	228,754		$33,940	539	0
	07/2016		344,141		51,828	1,407	0
	09/2016	CNH	460,714		69,700	1,376	0
	09/2016		$27,216	CNH	177,505	0	(872)
	10/2016	CZK	113,572		$4,797	161	0
	10/2016	DKK	185,433		28,294	1,018	0
MSB	01/2016	BRL	399,543		102,321	1,331	0
	01/2016	CAD	280,878		211,003	8,012	0
	01/2016	DKK	218,142		32,739	973	0
	01/2016		$102,523	BRL	399,543	0	(1,533)
	01/2016		1,122	EUR	1,036	4	0
	01/2016		696,457	GBP	470,411	0	(2,977)
	01/2016		3,062	JPY	371,400	28	0
	01/2016		4,342	MYR	18,245	0	(114)
	01/2016		6,268	RUB	443,559	0	(205)
	02/2016	DKK	43,625		$6,451	91	0
	02/2016	GBP	469,411		695,001	2,940	0
	04/2016	BRL	212,853		61,513	9,320	0
	04/2016	RUB	443,559		6,118	202	0
RYL	01/2016	KRW	9,728,901		8,485	211	0
SCX	01/2016	AUD	372,909		268,177	0	(3,561)
	01/2016	CAD	236,371		176,821	5,995	0
	01/2016	INR	3,192,923		48,043	0	(83)
	01/2016	MYR	352,644		80,371	3	(1,351)
	01/2016	NOK	63,435		7,294	128	0
	01/2016		$379,242	CAD	525,505	541	0
	02/2016	CAD	525,505		$379,275	0	(530)
	02/2016	IDR	239,519,955		16,593	0	(435)
	02/2016	SGD	29,580		21,011	184	0
	02/2016		$2,027	AUD	2,796	8	0
	02/2016		61,434	INR	4,097,663	22	0
	03/2016	JPY	14,610,000		$120,145	0	(1,598)
	05/2016		$2,787	ZAR	41,445	0	(171)
	05/2016	ZAR	2,002		$135	9	0
SOG	03/2016		$156	ZAR	2,401	0	(3)
TDM	03/2016	MXN	3,217,407		$184,484	0	(1,285)
UAG	01/2016	BRL	41,880		10,847	261	0
	01/2016	EUR	2,039,608		2,168,983	0	(47,560)
	01/2016		$10,725	BRL	41,880	0	(140)
	01/2016		22,671	EUR	20,763	85	(192)
	01/2016		4,564	GBP	3,035	0	(90)
	01/2016		76,133	INR	5,059,241	123	0
	01/2016		59,428	JPY	7,291,700	1,238	0
	01/2016		6,922	KRW	7,965,838	0	(148)
	01/2016		25,560	MYR	108,684	0	(374)
	01/2016		7,316	NOK	63,435	0	(149)
	01/2016		23,057	NZD	34,313	411	0
	02/2016	DKK	12,460		$1,809	0	(8)
	02/2016	NOK	63,435		7,314	149	0
	02/2016		$10,736	BRL	41,880	0	(254)
	02/2016		70,272	GBP	47,400	0	(389)
	07/2016	DKK	161,616		$24,340	661	0
	09/2016	CNH	82,256		12,444	246	0
	09/2016		$115,929	CNH	755,856	0	(3,835)

Total Forward Foreign Currency Contracts						$168,264	$(145,652)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC USD versus BRL	BRL	4.000	03/28/2016	$9,600	$432	$509
FBF	Call - OTC USD versus BRL		4.000	03/28/2016	52,200	2,277	2,771
GLM	Call - OTC USD versus JPY	JPY	125.100	01/27/2016	47,100	334	12
SCX	Call - OTC USD versus CNY	CNY	6.520	10/31/2016	1,888	579	1,318

						$3,622	$4,610

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae 3.000% due 02/01/2046	$70.000	02/04/2016	$92,000	$3	$0
	Put - OTC Fannie Mae 3.500% due 02/01/2046	73.000	02/04/2016	126,000	5	0
	Call - OTC Fannie Mae 4.000% due 02/01/2046	124.000	02/04/2016	68,000	3	0

					$11	$0

Total Purchased Options					$3,633	$4,610

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$42,400	$(76)	$(36)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	63,500	(118)	(53)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	21,500	(47)	(18)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	97,700	(59)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	97,700	(186)	(149)

						$(486)	$(256)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016	$47,200	$(544)	$(752)
	Put - OTC USD versus KRW	KRW	1,092.500	01/20/2016	12,500	(96)	0
CBK	Call - OTC USD versus RUB	RUB	71.500	03/09/2016	8,800	(189)	(419)
DUB	Put - OTC USD versus BRL	BRL	3.800	03/28/2016	9,600	(193)	(148)
	Call - OTC USD versus BRL		4.300	03/28/2016	9,600	(203)	(248)
FBF	Put - OTC USD versus BRL		3.800	03/28/2016	52,200	(1,116)	(802)
	Call - OTC USD versus BRL		4.300	03/28/2016	52,200	(1,074)	(1,349)
GLM	Put - OTC USD versus JPY	JPY	117.350	01/27/2016	92,900	(663)	(178)
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016	26,000	(292)	(167)
JPM	Call - OTC USD versus CNY		6.600	02/05/2016	20,750	(236)	(133)
	Put - OTC USD versus KRW	KRW	1,082.500	01/19/2016	18,100	(137)	0
	Put - OTC USD versus KRW		1,092.500	01/20/2016	14,600	(113)	0
MSB	Call - OTC USD versus RUB	RUB	70.000	02/02/2016	11,500	(202)	(526)

						$(5,058)	$(4,722)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(82)	$(4)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	127,100	$(466)	$0
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		127,100	(1,106)	(2,713)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	03/10/2016	GBP	75,750	(597)	(243)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.250	03/10/2016		75,750	(408)	(474)
	Call - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.800	01/12/2016		60,300	(1,049)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.400	01/12/2016		60,300	(958)	(9)
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	02/01/2016		88,500	(653)	(94)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.300	02/01/2016		88,500	(592)	(75)

								$(5,829)	$(3,608)

Total Written Options								$(11,455)	$(8,590)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Agrium, Inc.	(1.250%)	03/20/2019	0.556%	$4,000	$0	$(90)	$0	$(90)
BPS	UBS AG	(1.000)	03/20/2017	0.922	6,500	1	(10)	0	(9)
BRC	UBS AG	(1.000)	03/20/2017	0.922	14,000	9	(28)	0	(19)
CBK	UBS AG	(1.000)	03/20/2017	0.922	4,000	5	(10)	0	(5)
DUB	Cardinal Health, Inc.	(0.610)	06/20/2017	0.047	1,600	11	(25)	0	(14)
Cardinal Health, Inc.		(0.590)	06/20/2017	0.047	1,600	0	(13)	0	(13)
GST	UBS AG	(1.000)	06/20/2018	1.079	5,400	26	(18)	8	0
JPM	Ally Financial, Inc.	(5.000)	06/20/2018	1.411	1,600	(134)	(7)	0	(141)

						$(82)	$(201)	$8	$(291)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	4.263%		$300	$(11)	$(18)	$0	$(29)
	Brazil Government International Bond	1.000	09/20/2019	4.461		100	(3)	(9)	0	(12)
	France Government International Bond	0.250	03/20/2020	0.195		23,000	(178)	233	55	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	8,100	(61)	50	0	(11)
BRC	France Government International Bond	0.250	03/20/2020	0.195		$23,100	(149)	204	55	0
	Russia Government International Bond	1.000	09/20/2016	1.591		15,500	(206)	146	0	(60)
	Tesco PLC	1.000	12/20/2020	2.886	EUR	6,100	(505)	(65)	0	(570)
CBK	Brazil Government International Bond	1.000	03/20/2019	4.263		$5,100	(212)	(280)	0	(492)
	France Government International Bond	0.250	03/20/2020	0.195		16,500	(148)	187	39	0
	France Government International Bond	0.250	06/20/2020	0.212		4,100	(25)	32	7	0
	Tesco PLC	1.000	12/20/2020	2.886	EUR	1,800	(153)	(15)	0	(168)
DUB	Brazil Government International Bond	1.000	03/20/2019	4.263		$20,900	(832)	(1,183)	0	(2,015)
	Italy Government International Bond	1.000	03/20/2019	0.656		23,200	(454)	715	261	0
	Italy Government International Bond	1.000	06/20/2019	0.691		1,200	(12)	25	13	0
FBF	Tesco PLC	1.000	12/20/2020	2.886	EUR	3,100	(245)	(45)	0	(290)
GST	Brazil Government International Bond	1.000	03/20/2019	4.263		$13,100	(589)	(674)	0	(1,263)
	Chesapeake Energy Corp.	5.000	09/20/2020	44.490		200	(31)	(109)	0	(140)
	France Government International Bond	0.250	03/20/2020	0.195		46,300	(354)	464	110	0
	France Government International Bond	0.250	06/20/2020	0.212		8,400	(47)	62	15	0
	Tesco PLC	1.000	12/20/2020	2.886	EUR	400	(34)	(3)	0	(37)
HUS	Brazil Government International Bond	1.000	09/20/2019	4.461		$4,600	(132)	(401)	0	(533)
	France Government International Bond	0.250	03/20/2020	0.195		19,600	(160)	207	47	0
	Italy Government International Bond	1.000	03/20/2019	0.656		24,600	(473)	750	277	0
	Russia Government International Bond	1.000	09/20/2016	1.591		16,300	(192)	129	0	(63)
JPM	Brazil Government International Bond	1.000	03/20/2019	4.263		5,100	(243)	(249)	0	(492)
	France Government International Bond	0.250	03/20/2020	0.195		41,500	(348)	447	99	0
	France Government International Bond	0.250	06/20/2020	0.212		7,600	(42)	56	14	0
	Tesco PLC	1.000	12/20/2020	2.886	EUR	4,000	(343)	(31)	0	(374)
MYC	Brazil Government International Bond	1.000	03/20/2019	4.263		$8,200	(349)	(441)	0	(790)
	Brazil Government International Bond	1.000	09/20/2019	4.461		17,400	(505)	(1,511)	0	(2,016)
	Chesapeake Energy Corp.	5.000	09/20/2018	45.546		300	(29)	(153)	0	(182)
	France Government International Bond	0.250	03/20/2020	0.195		38,700	(294)	386	92	0
	Tesco PLC	1.000	12/20/2020	2.886	EUR	6,400	(510)	(88)	0	(598)

							$(7,869)	$(1,182)	$1,084	$(10,135)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	iTraxx Europe Subordinated 23 5-Year Index	(1.000%)	12/20/2020	EUR	13,600	$299	$90	$389	$0
BRC	iTraxx Europe Subordinated 23 5-Year Index	(1.000)	12/20/2020		14,500	311	103	414	0

						$610	$193	$803	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021	EUR	214,800		$235,635	$(709)	$1,267	$558	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2026		25,130		27,241	78	338	416	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/15/2026		20,100		21,406	(96)	812	716	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		172,200		186,665	215	2,347	2,562	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021		157,300		172,558	(118)	527	409	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2026		65,900		71,436	639	450	1,089	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021		133,400		146,340	(440)	787	347	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2026		149,330		161,874	1,829	640	2,469	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021		135,500		148,643	(102)	454	352	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/15/2026		11,800		12,520	(9)	476	467	0
JPM	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.4825% based on the notional amount of currency delivered	02/10/2016		$11,220	JPY	920,000	(3)	3,576	3,573	0
MYC	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.9075% based on the notional amount of currency delivered	03/16/2021		30,794		3,760,000	(284)	(106)	0	(390)

								$1,000	$11,568	$12,958	$(390)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month KRW-KWCDC	1.860%	12/01/2020	KRW	46,109,600	$0	$250	$250	$0
BPS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	28,900	25	(873)	0	(848)
CBK	Pay	3-Month KRW-KWCDC	1.863	12/01/2020	KRW	28,580,700	0	158	158	0
DUB	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	36,500	(1)	(1,069)	0	(1,070)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		3,600	(1)	(98)	0	(99)
	Receive	1-Year BRL-CDI	16.150	01/04/2021		105,400	67	115	182	0
	Pay	3-Month KRW-KWCDC	1.860	12/01/2020	KRW	138,329,100	0	749	749	0
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	21,100	(4)	(615)	0	(619)
	Receive	1-Year BRL-CDI	16.150	01/04/2021		45,400	18	60	78	0
JPM	Pay	1-Year BRL-CDI	11.320	01/04/2016		155,000	(22)	(249)	0	(271)
MYC	Receive	1-Year BRL-CDI	16.150	01/04/2021		62,400	54	54	108	0
NGF	Pay	3-Month KRW-KWCDC	1.863	12/01/2020	KRW	46,109,600	0	254	254	0

							$136	$(1,264)	$1,779	$(2,907)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$197	$0	$330	$330	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450	08/16/2016	92	0	163	163	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016	107	0	211	211	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	101	0	200	200	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800	08/16/2016	76	0	159	159	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	95	0	219	219	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.400	12/06/2016	55	0	53	53	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016	107	0	10	10	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450	08/16/2016	92	0	(8)	0	(8)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016	197	0	(41)	0	(41)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	101	0	(89)	0	(89)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	171	0	(187)	0	(187)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.800	12/06/2016	55	0	(23)	0	(23)

						$0	$997	$1,345	$(348)

Total Swap Agreements						$(6,205)	$10,111	$17,977	$(14,071)

(m)	Securities with an aggregate market value of $76,710 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$33,557	$0	$33,557
Non-Agency Mortgage-Backed Securities	0	6,335	0	6,335
Sovereign Issues	0	53,015	0	53,015
Belgium
Corporate Bonds & Notes	0	5,026	0	5,026
Brazil
Corporate Bonds & Notes	0	40,634	0	40,634
Canada
Corporate Bonds & Notes	0	4,465	0	4,465
Non-Agency Mortgage-Backed Securities	0	34,938	0	34,938
Sovereign Issues	0	345,124	0	345,124
Cayman Islands
Asset-Backed Securities	0	44,265	0	44,265
China
Corporate Bonds & Notes	0	28,016	0	28,016
Sovereign Issues	0	2,314	0	2,314
Czech Republic
Sovereign Issues	0	4,604	0	4,604
Denmark
Corporate Bonds & Notes	0	489,503	0	489,503
France
Corporate Bonds & Notes	0	22,986	0	22,986
Non-Agency Mortgage-Backed Securities	0	2,284	0	2,284
Sovereign Issues	0	262,213	0	262,213
Germany
Bank Loan Obligations	0	0	20,109	20,109
Corporate Bonds & Notes	0	44,193	0	44,193
Sovereign Issues	0	78,803	0	78,803
Greece
Corporate Bonds & Notes	0	11,849	0	11,849
Sovereign Issues	0	9,829	0	9,829
Guernsey, Channel Islands
Corporate Bonds & Notes	0	20,745	0	20,745
Ireland
Asset-Backed Securities	0	456	0	456
Corporate Bonds & Notes	0	60,192	0	60,192
Non-Agency Mortgage-Backed Securities	0	5,597	0	5,597
Italy
Asset-Backed Securities	0	1,394	0	1,394
Corporate Bonds & Notes	0	45,293	0	45,293
Non-Agency Mortgage-Backed Securities	0	67,783	0	67,783
Sovereign Issues	0	462,694	0	462,694
Japan
Corporate Bonds & Notes	0	10,519	0	10,519
Sovereign Issues	0	812,660	0	812,660
Luxembourg
Asset-Backed Securities	0	1,305	0	1,305
Corporate Bonds & Notes	0	8,333	0	8,333
Mexico
Sovereign Issues	0	174,791	0	174,791
Netherlands
Asset-Backed Securities	0	23,814	0	23,814
Corporate Bonds & Notes	3,638	41,325	0	44,963
Non-Agency Mortgage-Backed Securities	0	1,125	0	1,125
Norway
Corporate Bonds & Notes	0	16,487	0	16,487
Sovereign Issues	0	7,105	0	7,105
Poland
Sovereign Issues	0	401	0	401
Portugal
Corporate Bonds & Notes	0	8,930	0	8,930
Slovenia
Sovereign Issues	0	304,440	0	304,440
Spain
Corporate Bonds & Notes	0	12,183	0	12,183
Non-Agency Mortgage-Backed Securities	0	6,447	0	6,447
Sovereign Issues	0	464,393	0	464,393
Supranational
Corporate Bonds & Notes	0	77,575	0	77,575
Sweden
Corporate Bonds & Notes	0	14,740	0	14,740
Sovereign Issues	0	12,848	0	12,848
Switzerland
Corporate Bonds & Notes	0	40,395	0	40,395
Sovereign Issues	0	11,529	0	11,529
United Kingdom
Bank Loan Obligations	0	8,054	0	8,054
Corporate Bonds & Notes	0	158,578	0	158,578
Non-Agency Mortgage-Backed Securities	0	160,063	0	160,063
Sovereign Issues	0	414,376	0	414,376
United States
Asset-Backed Securities	0	485,803	0	485,803
Bank Loan Obligations	0	13,770	0	13,770
Corporate Bonds & Notes	0	181,270	5,881	187,151
Municipal Bonds & Notes	0	9,203	0	9,203
Non-Agency Mortgage-Backed Securities	0	394,207	65	394,272
Preferred Securities	473	0	0	473
U.S. Government Agencies	0	447,820	0	447,820
U.S. Treasury Obligations	0	717,454	0	717,454
Short-Term Instruments
Certificates of Deposit	0	28,323	0	28,323
Repurchase Agreements	0	3,642	0	3,642
Short-Term Notes	0	19,190	0	19,190
Japan Treasury Bills	0	1,100,674	0	1,100,674
U.S. Treasury Bills	0	6,543	0	6,543
	$4,111	$8,388,422	$26,055	$8,418,588

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	272	0	0	272
Total Investments	$4,383	$8,388,422	$26,055	$8,418,860

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(625,540)	$0	$(625,540)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,580	2,955	0	8,535
Over the counter	0	190,851	0	190,851
	$5,580	$193,806	$0	$199,386

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,338)	(10,631)	0	(11,969)
Over the counter	0	(168,313)	0	(168,313)

	$(1,338)	$(178,944)	$0	$(180,282)

Totals	$8,625	$7,777,744	$26,055	$7,812,424

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (Unhedged)

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.6%
AUSTRALIA 1.0%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Puma Series
2.960% due 05/13/2045	AUD	4,498	$3,271
Superannuation Members Home Loan Securitisation Fund
3.560% due 09/09/2041		86	63

			3,334

SOVEREIGN ISSUES 0.8%
New South Wales Treasury Corp.
4.000% due 05/20/2026		3,400	2,656
6.000% due 02/01/2018		3,300	2,592
Queensland Treasury Corp.
4.250% due 07/21/2023		7,200	5,637

			10,885

Total Australia (Cost $17,955)			14,219

BELGIUM 0.2%
CORPORATE BONDS & NOTES 0.2%
KBC Bank NV
8.000% due 01/25/2023		$2,000	2,185

Total Belgium (Cost $2,167)			2,185

BRAZIL 1.1%
CORPORATE BONDS & NOTES 1.1%
Petrobras Global Finance BV
2.886% due 03/17/2017		$5,200	4,777
3.250% due 03/17/2017		9,900	9,182
7.875% due 03/15/2019		1,300	1,154

Total Brazil (Cost $16,542)			15,113

CANADA 7.3%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
0.933% due 06/01/2020	CAD	1,874	1,338
1.133% due 07/01/2020		4,788	3,437
1.133% due 08/01/2020		1,667	1,196

			5,971

SOVEREIGN ISSUES 6.9%
Canada Government International Bond
1.500% due 12/01/2044 (d)		1,981	1,750
Province of Alberta
1.250% due 06/01/2020		6,300	4,534
2.350% due 06/01/2025		6,500	4,688
Province of British Columbia
4.300% due 06/18/2042		3,100	2,721
Province of Ontario
2.450% due 06/29/2022		$6,600	6,552
2.600% due 06/02/2025	CAD	45,600	33,689
3.150% due 06/02/2022		25,100	19,622
3.450% due 06/02/2045		10,200	7,712
3.500% due 06/02/2024		16,400	13,054
Province of Quebec
5.000% due 12/01/2038		3,200	2,968

5.000% due 12/01/2041		100	94

			97,384

Total Canada (Cost $116,077)			103,355

CAYMAN ISLANDS 1.1%
ASSET-BACKED SECURITIES 1.0%
BlackRock Senior Income
0.557% due 04/20/2019		$208	207
Hillmark Funding Ltd.
0.628% due 05/21/2021		3,925	3,856
Neuberger Berman CLO Ltd.
1.445% due 07/25/2023		6,300	6,283
Stone Tower CLO Ltd.
0.545% due 04/17/2021		248	245
Symphony CLO LP
1.419% due 01/09/2023		2,935	2,922

			13,513

CORPORATE BONDS & NOTES 0.1%
Baidu, Inc.
2.750% due 06/09/2019		1,600	1,594

Total Cayman Islands (Cost $15,061)			15,107

DENMARK 7.1%
CORPORATE BONDS & NOTES 6.4%
Nordea Kredit Realkreditaktieselskab
2.000% due 04/01/2016	DKK	85,000	12,447
Nykredit Realkredit A/S
1.000% due 10/01/2016		2,300	338
2.000% due 04/01/2016		132,300	19,351
2.500% due 10/01/2037		18,100	2,614
2.500% due 10/01/2047		14,800	2,066
3.000% due 10/01/2047		51,959	7,464
Realkredit Danmark A/S
2.000% due 04/01/2016		314,400	45,982

			90,262

SOVEREIGN ISSUES 0.7%
Denmark Government International Bond
3.000% due 11/15/2021		59,100	9,971

Total Denmark (Cost $101,969)			100,233

FRANCE 5.2%
CORPORATE BONDS & NOTES 0.1%
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	1,900	2,076

SOVEREIGN ISSUES 5.1%
France Government International Bond
1.000% due 05/25/2018 (g)		22,200	24,851
3.250% due 05/25/2045 (g)		7,600	10,503
4.000% due 10/25/2038 (g)		11,200	17,039
4.500% due 04/25/2041 (g)		8,600	14,201
4.750% due 04/25/2035		2,700	4,392

			70,986

Total France (Cost $75,669)			73,062

GERMANY 1.4%
CORPORATE BONDS & NOTES 1.0%
KFW
5.000% due 03/19/2024	AUD	300	245
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		1,000	770
5.500% due 03/29/2022		16,700	13,754

			14,769

SOVEREIGN ISSUES 0.4%
Republic of Germany
0.100% due 04/15/2023 (d)	EUR	5,598	6,378

Total Germany (Cost $22,818)			21,147

GREECE 0.7%
CORPORATE BONDS & NOTES 0.7%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	8,650	9,199

Total Greece (Cost $11,818)			9,199

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		$1,600	1,587

Total Guernsey, Channel Islands (Cost $1,599)			1,587

IRELAND 1.1%
CORPORATE BONDS & NOTES 1.0%
Depfa ACS Bank
3.875% due 11/14/2016	EUR	2,100	2,354
4.875% due 05/21/2019		2,150	2,696
5.125% due 03/16/2037		$7,000	8,579

			13,629

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Emerald Mortgages PLC
0.051% due 07/15/2048	EUR	1,184	1,211

Total Ireland (Cost $14,840)			14,840

ITALY 2.8%
CORPORATE BONDS & NOTES 0.5%
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$6,500	6,503

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Casa D’este Finance SRL
0.222% due 09/15/2040	EUR	2,385	2,529
Giovecca Mortgages SRL
0.547% due 04/23/2048		533	575

			3,104

SOVEREIGN ISSUES 2.1%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)		5,696	6,424
3.750% due 09/01/2024		100	129
4.000% due 02/01/2037 (g)		11,250	15,258
4.750% due 09/01/2044		4,900	7,534

			29,345

Total Italy (Cost $41,136)			38,952

JAPAN 11.1%
SOVEREIGN ISSUES 11.1%
Japan Government International Bond
1.400% due 09/20/2034	JPY	15,260,000	138,043
1.600% due 03/20/2033		2,000	19
1.700% due 09/20/2032		1,850,000	17,729

Total Japan (Cost $154,528)			155,791

LUXEMBOURG 0.1%
ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
0.172% due 06/04/2024	EUR	953	1,026

Total Luxembourg (Cost $1,229)			1,026

MEXICO 1.8%
SOVEREIGN ISSUES 1.8%
Mexico Government International Bond
6.500% due 06/09/2022	MXN	412,700	24,700
8.500% due 12/13/2018		15,460	987

Total Mexico (Cost $26,905)			25,687

NETHERLANDS 0.9%
ASSET-BACKED SECURITIES 0.4%
Chapel BV
0.577% due 11/17/2064	EUR	497	508
Euro-Galaxy CLO BV
0.187% due 10/23/2021		1,114	1,205
Highlander Euro CDO BV
0.161% due 05/01/2023		2,659	2,827
Panther CDO BV
0.312% due 10/15/2084		1,213	1,268

			5,808

CORPORATE BONDS & NOTES 0.5%
Bank Nederlandse Gemeenten NV
4.750% due 03/06/2023	AUD	3,000	2,364
ING Bank NV
2.625% due 12/05/2022		$2,350	2,315
Rabobank Group
8.375% due 07/26/2016 (e)		1,200	1,238
8.400% due 06/29/2017 (e)		800	862

			6,779

Total Netherlands (Cost $13,114)			12,587

NORWAY 0.5%
CORPORATE BONDS & NOTES 0.4%
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,121
5.500% due 05/25/2016		$1,200	1,216

			5,337

SOVEREIGN ISSUES 0.1%
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	1,900	1,482

Total Norway (Cost $8,133)			6,819

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
3.250% due 07/25/2025	PLN	300	79

Total Poland (Cost $89)			79

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019	EUR	4,400	655
4.750% due 01/15/2018		1,500	223

Total Portugal (Cost $6,731)			878

SLOVENIA 6.7%
SOVEREIGN ISSUES 6.7%
Slovenia Government International Bond
4.125% due 02/18/2019		$5,900	6,217
4.700% due 11/01/2016	EUR	56,100	63,334
4.750% due 05/10/2018		$8,700	9,257
5.250% due 02/18/2024		8,600	9,508
5.500% due 10/26/2022		200	224
5.850% due 05/10/2023		4,600	5,250

Total Slovenia (Cost $107,776)			93,790

SOUTH AFRICA 0.0%
SOVEREIGN ISSUES 0.0%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	6,400	405
8.250% due 09/15/2017		100	6

Total South Africa (Cost $819)			411

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Korea Hydro & Nuclear Power Co. Ltd.
1.158% due 05/22/2017		$1,600	1,599

Total South Korea (Cost $1,600)			1,599

SPAIN 8.1%
CORPORATE BONDS & NOTES 0.0%
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	600	612

SOVEREIGN ISSUES 8.1%
Autonomous Community of Catalonia
4.300% due 11/15/2016		3,300	3,632
4.950% due 02/11/2020 (g)		2,000	2,348
Autonomous Community of Madrid
4.300% due 09/15/2026		3,400	4,430
4.688% due 03/12/2020		2,600	3,274
Spain Government International Bond
2.150% due 10/31/2025		15,800	17,757
2.750% due 10/31/2024		7,850	9,314
3.800% due 04/30/2024		13,000	16,594
4.700% due 07/30/2041		1,300	1,871
4.800% due 01/31/2024		1,800	2,451
4.900% due 07/30/2040		5,700	8,401
5.150% due 10/31/2044		3,900	6,021
5.400% due 01/31/2023 (g)		24,700	34,371
Xunta de Galicia
6.964% due 12/28/2017		3,000	3,694

			114,158

Total Spain (Cost $125,261)			114,770

SUPRANATIONAL 0.8%
CORPORATE BONDS & NOTES 0.8%
Asian Development Bank
4.625% due 03/06/2019	NZD	13,000	9,229
European Investment Bank
6.250% due 06/08/2021	AUD	3,000	2,535

Total Supranational (Cost $13,431)			11,764

SWEDEN 1.5%
CORPORATE BONDS & NOTES 0.8%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	36,500	4,632
Stadshypotek AB
4.250% due 10/10/2017	AUD	1,200	893
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	40,700	5,174

			10,699

SOVEREIGN ISSUES 0.7%
Sweden Government International Bond
4.250% due 03/12/2019		68,000	9,187

Total Sweden (Cost $24,635)			19,886

SWITZERLAND 0.9%
CORPORATE BONDS & NOTES 0.8%
UBS AG
5.125% due 05/15/2024		$4,800	4,860
7.250% due 02/22/2022		6,000	6,277

			11,137

SOVEREIGN ISSUES 0.1%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	1,400	2,138

Total Switzerland (Cost $13,413)			13,275

THAILAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Thai Oil PCL
3.625% due 01/23/2023		$900	885

Total Thailand (Cost $897)			885

UNITED KINGDOM 9.5%
BANK LOAN OBLIGATIONS 0.2%
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023		$3,504	3,435

CORPORATE BONDS & NOTES 2.7%
Barclays Bank PLC
7.625% due 11/21/2022		1,900	2,167
7.750% due 04/10/2023		2,338	2,499
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	6,600	7,283
HBOS PLC
1.303% due 09/30/2016		$2,100	2,095
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		6,000	8,561
Royal Bank of Scotland PLC
9.500% due 03/16/2022		7,050	7,648
Tesco PLC
5.000% due 03/24/2023	GBP	600	866
6.125% due 02/24/2022		3,300	5,099
Tesco Property Finance PLC
5.411% due 07/13/2044		845	1,060

			37,278

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Business Mortgage Finance PLC
2.573% due 02/15/2041		3,410	4,936
EuroMASTR PLC
0.783% due 06/15/2040		398	531
Paragon Mortgages PLC
0.933% due 05/15/2041		536	723
Preferred Residential Securities PLC
1.333% due 12/15/2042		795	1,005
RMAC Securities PLC
0.652% due 06/12/2044		$334	303
Southern Pacific Financing PLC
1.183% due 12/10/2042	GBP	456	587

			8,085

SOVEREIGN ISSUES 6.0%
United Kingdom Gilt
3.250% due 01/22/2044		28,900	47,491
3.500% due 01/22/2045		1,900	3,272
4.250% due 12/07/2040 (g)		13,100	24,976
4.750% due 12/07/2030		2,000	3,863

4.750% due 12/07/2038	2,100	4,237

		83,839

Total United Kingdom (Cost $127,051)		132,637

UNITED STATES 36.0%
ASSET-BACKED SECURITIES 3.2%
ACE Securities Corp. Home Equity Loan Trust
0.892% due 10/25/2035	$2,000	1,717
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.292% due 07/25/2034	642	575
Amortizing Residential Collateral Trust
0.921% due 10/25/2031	3	3
1.002% due 07/25/2032	8	7
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.242% due 02/25/2034	410	370
Bear Stearns Asset-Backed Securities Trust
0.672% due 08/25/2020 ^	354	253
0.822% due 09/25/2046	1,512	1,303
CIT Group Home Equity Loan Trust
0.962% due 06/25/2033	36	34
Citigroup Mortgage Loan Trust, Inc.
0.482% due 07/25/2045	1,306	904
0.492% due 05/25/2037	163	116
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	49	49
Countrywide Asset-Backed Certificates
0.602% due 08/25/2036	494	488
0.602% due 09/25/2036	68	67
0.701% due 12/25/2031 ^	10	7
0.762% due 12/25/2036 ^	118	83
1.397% due 06/25/2035	406	403
Credit Suisse First Boston Mortgage Securities Corp.
1.042% due 01/25/2032	2	2
Credit-Based Asset Servicing and Securitization LLC
0.317% due 07/25/2037	230	146
Home Equity Asset Trust
1.022% due 11/25/2032	1	1
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	439	237
Lehman XS Trust
0.572% due 04/25/2037 ^	1,346	1,026
Merrill Lynch Mortgage Investors Trust
0.502% due 09/25/2037	203	76
0.542% due 02/25/2037	52	25
0.922% due 06/25/2036	703	674
Morgan Stanley ABS Capital, Inc. Trust
0.472% due 07/25/2036	117	54
1.367% due 06/25/2034	1,256	1,190
Morgan Stanley Home Equity Loan Trust
0.772% due 04/25/2037	1,758	1,020
Morgan Stanley Mortgage Loan Trust
0.492% due 01/25/2047 ^	3	3
0.782% due 04/25/2037	568	287
5.919% due 09/25/2046 ^	2,015	1,132
Navient Private Education Loan Trust
1.031% due 09/16/2024	2,498	2,469
OneMain Financial Issuance Trust
2.470% due 09/18/2024	6,300	6,296
People’s Choice Home Loan Securities Trust
1.772% due 01/25/2035	2,000	1,698
Popular ABS Mortgage Pass-Through Trust
0.512% due 06/25/2047 ^	111	111
0.732% due 06/25/2047 ^	1,769	1,277
RAAC Trust
1.622% due 09/25/2047	3,894	3,829
Renaissance Home Equity Loan Trust
0.922% due 12/25/2033	409	385
Residential Asset Mortgage Products Trust
0.932% due 06/25/2035	2,000	1,966
Residential Asset Securities Corp. Trust
0.922% due 07/25/2032 ^	24	22
Securitized Asset-Backed Receivables LLC Trust
0.472% due 12/25/2036	44	25
0.482% due 12/25/2036 ^	35	14
0.552% due 05/25/2037 ^	600	409
SG Mortgage Securities Trust
0.572% due 10/25/2036	1,800	1,093
Soundview Home Loan Trust
0.482% due 11/25/2036	38	14
0.552% due 12/25/2036	1,144	1,106
0.672% due 08/25/2037	3,000	2,117
0.692% due 12/25/2036	8,000	5,501

Structured Asset Investment Loan Trust
0.782% due 10/25/2035	742	730
1.142% due 05/25/2035	3,522	3,317
Structured Asset Securities Corp. Mortgage Loan Trust
1.744% due 04/25/2035	325	311
Washington Mutual Asset-Backed Certificates Trust
0.482% due 10/25/2036	59	31

		44,973

CORPORATE BONDS & NOTES 3.2%
Ally Financial, Inc.
2.500% due 03/15/2017 (f)	5,000	4,901
3.500% due 07/18/2016	1,300	1,307
5.500% due 02/15/2017	1,050	1,084
Aviation Capital Group Corp.
7.125% due 10/15/2020	300	344
Bank of America Corp.
2.600% due 01/15/2019	500	502
6.100% due 03/17/2025 (e)	1,100	1,117
CCO Safari LLC
4.908% due 07/23/2025	2,200	2,201
6.384% due 10/23/2035	4,200	4,248
CenturyLink, Inc.
6.000% due 04/01/2017	2,800	2,909
Citigroup, Inc.
6.125% due 11/15/2020 (e)	3,300	3,370
International Lease Finance Corp.
6.750% due 09/01/2016	300	309
JPMorgan Chase & Co.
3.900% due 07/15/2025	10,400	10,723
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	14,600	1,113
Masco Corp.
6.125% due 10/03/2016	8,200	8,466
Universal Health Services, Inc.
7.125% due 06/30/2016	1,000	1,026
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	1,500	1,461

		45,081

MUNICIPAL BONDS & NOTES 0.2%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	958
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	490	492
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	135
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	500	585
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	600	746

		2,916

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.0%
Adjustable Rate Mortgage Trust
2.757% due 09/25/2035	304	255
3.060% due 07/25/2035	366	351
American Home Mortgage Assets Trust
0.612% due 09/25/2046 ^	1,509	1,083
American Home Mortgage Investment Trust
2.154% due 09/25/2045	444	432
Banc of America Funding Trust
3.007% due 01/20/2047 ^	282	239
3.035% due 11/20/2034	1,067	1,028
3.203% due 10/20/2046 ^	1,297	986
5.500% due 09/25/2035	1,843	1,955
5.750% due 11/25/2035	945	990
6.000% due 08/25/2036 ^	389	379
Banc of America Mortgage Trust
2.748% due 07/25/2035	137	131
2.848% due 09/25/2035 ^	419	387
5.500% due 11/25/2035 ^	241	230
BCAP LLC Trust
0.983% due 01/26/2047	1,137	1,009
2.607% due 02/26/2036	440	444
5.250% due 02/26/2036	1,743	1,557
5.250% due 08/26/2037	1,480	1,542
Bear Stearns Adjustable Rate Mortgage Trust
2.429% due 02/25/2033	5	5
2.458% due 05/25/2034	161	150
2.480% due 08/25/2035	226	227
2.500% due 02/25/2036 ^	610	515

2.608% due 10/25/2033	186	188
2.609% due 05/25/2033	104	104
2.697% due 05/25/2034	511	498
2.842% due 10/25/2035	21	21
2.894% due 02/25/2034	29	29
3.304% due 11/25/2034	1,216	1,145
Bear Stearns ALT-A Trust
2.602% due 08/25/2036 ^	111	83
2.702% due 11/25/2036 ^	2,094	1,519
2.741% due 11/25/2035 ^	84	63
2.956% due 08/25/2036 ^	2,003	1,507
4.193% due 11/25/2036 ^	738	536
Bear Stearns Structured Products, Inc. Trust
2.693% due 01/26/2036	206	170
Bella Vista Mortgage Trust
0.663% due 05/20/2045	48	37
Chase Mortgage Finance Trust
2.702% due 02/25/2037	785	799
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	184	176
Citigroup Commercial Mortgage Trust
1.081% due 06/15/2033	11,200	11,099
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035	809	814
2.430% due 09/25/2035	722	724
2.706% due 08/25/2035	511	508
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.399% due 09/25/2035 ^	3,096	2,685
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	527	532
Commercial Mortgage Trust
0.584% due 03/10/2046 (a)	12,000	444
1.742% due 01/10/2046 (a)	19,176	1,321
Countrywide Alternative Loan Trust
0.582% due 02/25/2047	662	556
0.592% due 05/25/2047	596	516
0.612% due 03/20/2046	103	78
0.622% due 06/25/2037	1,799	1,549
0.632% due 05/25/2035	1,801	1,501
0.632% due 07/25/2046 ^	87	68
0.632% due 07/25/2046	1,498	1,262
0.672% due 09/25/2046 ^	1,487	678
0.682% due 07/25/2046 ^	969	516
0.682% due 09/20/2046	1,263	535
0.702% due 12/25/2035	52	46
0.772% due 05/25/2037 ^	856	523
0.822% due 06/25/2036 ^	514	336
1.657% due 08/25/2035	633	574
1.674% due 11/25/2035	757	621
2.214% due 11/25/2035	538	455
5.250% due 06/25/2035 ^	332	307
6.000% due 01/25/2037 ^	2,345	2,036
6.250% due 08/25/2037 ^	705	604
6.500% due 08/25/2032	438	443
Countrywide Home Loan Mortgage Pass-Through Trust
0.642% due 05/25/2035	750	562
0.712% due 04/25/2035	132	111
0.742% due 03/25/2035	1,920	1,495
0.762% due 03/25/2036	531	276
1.082% due 02/25/2035	270	250
1.102% due 02/25/2035	119	105
2.538% due 01/20/2035	136	131
2.574% due 04/20/2036 ^	383	330
2.593% due 02/20/2036 ^	809	758
2.606% due 11/20/2034	1,078	1,021
2.646% due 11/25/2034	71	68
2.713% due 08/25/2034 ^	73	64
2.718% due 09/25/2047 ^	1,240	1,120
2.745% due 11/19/2033	15	15
2.766% due 08/25/2034 ^	139	124
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^	807	477
Credit Suisse First Boston Mortgage Securities Corp.
1.572% due 03/25/2034 ^	106	103
2.350% due 07/25/2033	34	34
6.000% due 12/25/2035	473	470
Credit Suisse Mortgage Capital Certificates
5.777% due 12/16/2049	4,880	4,972
DBUBS Mortgage Trust
0.291% due 11/10/2046 (a)	15,100	213
1.127% due 11/10/2046 (a)	20,001	447
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^	797	675
Deutsche ALT-B Securities, Inc.
0.522% due 10/25/2036 ^	104	67
6.300% due 07/25/2036 ^	694	545

Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035	388	387
Extended Stay America Trust
1.079% due 12/05/2031 (a)	34,000	29
First Horizon Alternative Mortgage Securities Trust
2.207% due 08/25/2035 ^	1,391	1,202
First Horizon Mortgage Pass-Through Trust
2.723% due 08/25/2035	251	224
5.000% due 10/25/2020	50	50
GMAC Mortgage Corp. Loan Trust
3.089% due 06/25/2034	61	60
GreenPoint Mortgage Funding Trust
0.602% due 01/25/2037	1,278	1,038
0.622% due 12/25/2046 ^	1,076	678
0.632% due 04/25/2036	737	558
0.692% due 11/25/2045	83	72
0.862% due 06/25/2045	369	327
Greenpoint Mortgage Pass-Through Certificates
2.865% due 10/25/2033	115	114
GS Mortgage Securities Corp.
0.207% due 05/03/2032 (a)	65,000	1,440
1.620% due 02/10/2046 (a)	18,414	1,534
2.329% due 11/10/2045 (a)	24,733	2,387
GSR Mortgage Loan Trust
0.682% due 08/25/2046	851	364
1.860% due 03/25/2033	163	160
2.678% due 05/25/2035	349	326
2.806% due 09/25/2035	369	378
HarborView Mortgage Loan Trust
0.443% due 03/19/2036	203	147
0.592% due 07/21/2036	992	817
0.592% due 09/19/2037	1,355	1,090
0.682% due 02/19/2036	660	492
0.712% due 11/19/2035	1,174	985
1.102% due 01/19/2035	74	53
2.685% due 07/19/2035	144	128
2.789% due 07/19/2035 ^	29	24
HomeBanc Mortgage Trust
0.602% due 12/25/2036	59	52
Impac CMB Trust
1.082% due 03/25/2035	55	51
1.202% due 10/25/2034	601	568
IndyMac Mortgage Loan Trust
0.461% due 06/25/2037	919	799
0.632% due 05/25/2046	1,805	1,492
0.672% due 02/25/2037	1,600	1,018
0.712% due 11/25/2036 ^	707	460
2.652% due 08/25/2035	364	300
2.691% due 12/25/2034	205	196
2.721% due 11/25/2035 ^	954	890
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	8	5
JPMorgan Chase Commercial Mortgage Securities Trust
1.269% due 12/15/2047 (a)	82,045	4,849
JPMorgan Mortgage Trust
2.048% due 07/27/2037	1,498	1,401
2.104% due 11/25/2033	166	162
2.537% due 08/25/2035	754	747
2.683% due 07/25/2035	395	392
2.697% due 10/25/2035	360	359
2.746% due 02/25/2036 ^	1,061	943
Lehman XS Trust
0.662% due 11/25/2046 ^	97	26
0.742% due 11/25/2046 ^	816	370
MASTR Adjustable Rate Mortgages Trust
0.561% due 05/25/2047 ^	1,148	537
0.632% due 04/25/2046	367	268
MASTR Alternative Loan Trust
0.822% due 03/25/2036	501	124
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.771% due 12/15/2030	4	4
Merrill Lynch Mortgage Investors Trust
0.672% due 11/25/2035	644	607
0.672% due 08/25/2036	112	111
2.289% due 02/25/2033	165	158
2.573% due 06/25/2035	575	562
2.655% due 06/25/2037	475	458
Merrill Lynch Mortgage-Backed Securities Trust
3.040% due 04/25/2037 ^	49	42
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	588	596
Morgan Stanley Bank of America Merrill Lynch Trust
1.375% due 05/15/2046 (a)	64,288	3,766
1.663% due 02/15/2046 (a)	23,463	1,694
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.703% due 02/25/2036 ^	254	211

2.716% due 10/25/2035	561	528
2.975% due 08/25/2035	980	961
5.820% due 03/25/2047	616	632
6.138% due 03/25/2047	527	540
RBSSP Resecuritization Trust
2.431% due 10/26/2036	1,011	1,030
Residential Accredit Loans, Inc. Trust
0.572% due 02/25/2047	1,645	900
0.632% due 04/25/2046	97	46
0.722% due 01/25/2035	920	886
3.174% due 08/25/2035 ^	135	71
3.613% due 09/25/2035 ^	486	397
6.000% due 06/25/2037 ^	742	626
Residential Asset Securitization Trust
0.872% due 12/25/2036 ^	454	129
6.250% due 10/25/2036 ^	338	284
6.500% due 08/25/2036 ^	861	570
Residential Funding Mortgage Securities, Inc. Trust
2.799% due 06/25/2035	497	483
3.192% due 09/25/2035 ^	396	318
Sequoia Mortgage Trust
0.752% due 07/20/2033	356	337
2.749% due 04/20/2035	219	228
Structured Adjustable Rate Mortgage Loan Trust
0.642% due 05/25/2037	103	85
1.657% due 01/25/2035	46	38
2.154% due 10/25/2037 ^	409	275
2.580% due 04/25/2034	511	512
2.586% due 02/25/2034	232	233
2.605% due 04/25/2035	1,767	1,675
Structured Asset Mortgage Investments Trust
0.612% due 07/25/2046 ^	1,302	1,033
0.632% due 04/25/2036	477	342
0.642% due 09/25/2047	180	144
0.652% due 07/19/2035	324	315
0.652% due 05/25/2045	518	457
0.732% due 12/25/2035 ^	41	30
0.982% due 07/19/2034	12	12
1.757% due 08/25/2047 ^	2,068	1,724
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.907% due 05/25/2032	11	10
Structured Asset Securities Corp. Trust
5.500% due 05/25/2035	226	232
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	28
Thornburg Mortgage Securities Trust
2.084% due 06/25/2047 ^	3,189	2,859
UBS-Barclays Commercial Mortgage Trust
1.816% due 12/10/2045 (a)	60,493	5,206
UBS-Citigroup Commercial Mortgage Trust
2.432% due 01/10/2045 (a)	21,644	1,685
Wachovia Bank Commercial Mortgage Trust
5.708% due 06/15/2049	132	132
WaMu Mortgage Pass-Through Certificates Trust
0.642% due 07/25/2046 ^	6	0
0.702% due 11/25/2045	425	373
0.712% due 07/25/2045	789	747
0.712% due 10/25/2045	203	188
0.732% due 01/25/2045	204	194
1.017% due 04/25/2047	769	651
1.053% due 12/25/2046	526	481
1.062% due 01/25/2045	142	135
1.162% due 11/25/2034	1,151	1,099
1.183% due 05/25/2046	1,465	1,373
1.402% due 11/25/2034	780	737
1.643% due 08/25/2042	82	78
1.657% due 06/25/2042	109	106
1.972% due 04/25/2037 ^	1,582	1,349
2.151% due 11/25/2046	215	194
2.151% due 12/25/2046	692	640
2.185% due 12/25/2036 ^	54	48
2.205% due 02/25/2037 ^	829	727
2.439% due 03/25/2034	559	561
2.443% due 03/25/2035	759	760
2.515% due 08/25/2034	606	606
2.559% due 06/25/2033	96	98
2.598% due 12/25/2035	1,200	1,109
3.683% due 03/25/2036	1,642	1,489
4.294% due 02/25/2037 ^	515	478
Washington Mutual Mortgage Loan Trust
1.439% due 05/25/2041	68	66
Washington Mutual Mortgage Pass-Through Certificates Trust
0.672% due 07/25/2046 ^	109	50
1.197% due 07/25/2046 ^	600	383
1.227% due 05/25/2046	2,299	1,651
2.193% due 02/25/2033	3	3

6.000% due 10/25/2035 ^	831	638
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	238	218
Wells Fargo Mortgage-Backed Securities Trust
2.736% due 04/25/2036	429	428
2.763% due 03/25/2036	137	135
5.788% due 04/25/2036 ^	132	23
6.000% due 10/25/2036 ^	340	333
Wells Fargo-RBS Commercial Mortgage Trust
0.323% due 03/15/2048 (a)	26,228	594
1.470% due 03/15/2045 (a)	68,778	4,088

		154,640

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
2.014% due 01/16/2018	15,700	363

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 6.4%
Fannie Mae
0.397% due 10/27/2037	$4,923	4,897
0.482% due 07/25/2037	785	738
0.542% due 03/25/2034	12	12
0.572% due 08/25/2034	9	9
0.822% due 06/25/2029	5	5
1.443% due 06/01/2043 - 10/01/2044	222	228
1.893% due 03/01/2033	94	98
2.255% due 12/01/2034	44	45
2.333% due 01/25/2022 (a)	20,059	1,916
2.373% due 06/01/2035	78	82
2.464% due 05/01/2026	11	11
2.483% due 09/01/2035	57	60
2.614% due 11/01/2034	1,023	1,082
2.710% due 09/01/2019	2	2
3.490% due 12/01/2020	4,833	5,072
4.321% due 12/01/2036	93	99
5.700% due 08/01/2018	2,126	2,218
6.000% due 04/25/2043 - 07/25/2044	794	895
6.500% due 06/25/2044	17	19
Fannie Mae, TBA
3.000% due 01/01/2046	19,000	18,995
3.500% due 02/01/2046	24,800	25,527
4.500% due 01/01/2046	12,000	12,958
FDIC Structured Sale Guaranteed Notes
0.744% due 11/29/2037	399	398
Federal Housing Administration
6.896% due 07/01/2020	231	219
7.430% due 11/01/2022	3	3
Freddie Mac
0.682% due 08/25/2031	27	26
0.781% due 12/15/2031	38	38
0.889% due 09/25/2022 (a)	23,388	1,109
0.931% due 12/15/2037	1,131	1,136
1.041% due 11/25/2022 (a)	28,553	1,632
1.286% due 08/25/2019 (a)	37,457	1,565
1.370% due 11/25/2019 (a)	34,088	1,553
1.443% due 10/25/2044	805	819
2.375% due 10/01/2035	12	12
2.496% due 08/01/2035	72	77
2.497% due 06/01/2024	17	18
2.521% due 09/01/2035	52	55
2.606% due 10/01/2035	34	35
2.625% due 03/01/2036	238	244
2.676% due 11/01/2035	52	55
Ginnie Mae
1.625% due 10/20/2029	14	15
6.000% due 08/20/2034	5,122	5,838
NCUA Guaranteed Notes
0.656% due 03/06/2020	774	775

		90,590

U.S. TREASURY OBLIGATIONS 12.0%
U.S. Treasury Bonds
5.250% due 02/15/2029 (k)	3,500	4,588

U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)(k)		946	916
0.125% due 07/15/2022 (g)(i)(k)		34,227	33,181
0.125% due 01/15/2023 (g)(i)(k)		42,034	40,293
0.250% due 01/15/2025 (g)(i)		50,803	48,457
1.375% due 01/15/2020 (i)		3,189	3,316
1.750% due 01/15/2028 (k)		4,427	4,834
2.375% due 01/15/2027 (k)		5,071	5,858
2.500% due 01/15/2029 (k)		1,994	2,361
U.S. Treasury STRIPS
0.000% due 11/15/2023 (c)		13,800	11,526
0.000% due 05/15/2026 (c)		17,300	13,351

			168,681

Total United States (Cost $512,909)			507,244

SHORT-TERM INSTRUMENTS 7.3%
CERTIFICATES OF DEPOSIT 0.4%
Credit Suisse AG
0.698% due 01/28/2016		$2,900	2,900
Intesa Sanpaolo SpA
1.701% due 04/11/2016		2,100	2,102

			5,002

JAPAN TREASURY BILLS 6.8%
(0.082%) due 03/07/2016 - 03/14/2016 (b)	JPY	11,440,000	95,182

U.S. TREASURY BILLS 0.1%
0.163% due 01/14/2016 - 01/21/2016 (b)(g)(k)		$912	912

Total Short-Term Instruments (Cost $99,266)			101,096

Total Investments in Securities (Cost $1,675,438)			1,609,223

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		10,367	102

Total Short-Term Instruments (Cost $103)			102

Total Investments in Affiliates (Cost $103)			102

Total Investments 114.6% (Cost $1,675,541)			$1,609,325
Financial Derivative Instruments (h)(j) 1.6% (Cost or Premiums, net $(3,853))			22,327
Other Assets and Liabilities, net (16.2%)			(227,527)

Net Assets 100.0%			$1,404,125

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,901	0.35%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	0.450%	11/02/2015	04/07/2016			$(1,995)	$(1,996)
	1.250	12/24/2015	01/05/2016			(7,660)	(7,663)
DBL	(0.650)	05/28/2015	TBD	(1)	EUR	(1,021)	(1,106)
	(0.650)	08/03/2015	TBD	(1)		(1,099)	(1,191)
GRE	0.950	12/10/2015	01/14/2016			$(5,551)	(5,555)
	0.950	12/23/2015	01/05/2016			(4,044)	(4,046)
	0.950	12/24/2015	01/04/2016			(15,056)	(15,060)
IND	0.550	12/08/2015	02/08/2016			(7,566)	(7,569)
MBC	0.800	11/12/2015	02/11/2016		GBP	(3,238)	(4,779)

Total Reverse Repurchase Agreements							$(48,965)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	(0.021)%	11/05/2015	02/04/2016	EUR	(23,870)	$(24,983)
GSC	0.919	12/11/2015	01/11/2016		$(4,109)	(4,110)
MYI	(0.180)	10/08/2015	01/12/2016	EUR	(36,476)	(39,644)
	(0.144)	10/08/2015	01/12/2016		(16,365)	(17,307)
	(0.140)	10/08/2015	01/12/2016		(18,916)	(20,566)
UBS	(0.081)	12/29/2015	02/04/2016		(14,343)	(15,388)

Total Sale-Buyback Transactions						$(121,998)

(1)	Open maturity reverse repurchase agreement.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(290,815) at a weighted average interest rate of 0.030%.
(3)	Payable for sale-buyback transactions includes $200 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	01/01/2046	$11,000	$(11,652)	$(11,638)
Fannie Mae, TBA	4.000	02/01/2046	7,000	(7,384)	(7,392)
Fannie Mae, TBA	4.500	01/01/2046	68,000	(73,359)	(73,430)
Fannie Mae, TBA	4.500	02/01/2046	44,500	(47,951)	(47,980)

Total Short Sales				$(140,346)	$(140,440)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $169,524 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$109.000	02/19/2016	533	$5	$4
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/19/2016	2,284	20	36

				$25	$40

Total Purchased Options				$25	$40

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	190	$169	$0	$(7)
90-Day Eurodollar June Futures	Short	06/2016	38	30	0	(1)
90-Day Eurodollar March Futures	Short	03/2016	1	1	0	0
90-Day Eurodollar March Futures	Short	03/2017	129	(98)	0	(5)
90-Day Eurodollar September Futures	Short	09/2016	161	137	0	(4)
Australia Government 10-Year Bond March Futures	Long	03/2016	26	6	0	(25)
Call Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2016	449	0	0	0
Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2016	232	0	0	0
Canada Government 10-Year Bond March Futures	Short	03/2016	181	(367)	6	(24)
Euro-Bobl March Futures	Long	03/2016	1,029	(677)	45	0
Euro-BONO March Future	Short	03/2016	48	157	0	(33)
Euro-BTP Italy Government Bond March Futures	Long	03/2016	234	(367)	182	0
Euro-Bund 10-Year Bond March Futures	Short	03/2016	783	1,664	1	(34)
Euro-Buxl 30-Year Bond March Futures	Long	03/2016	85	(321)	54	0
Euro-OAT France Government 10-Year Bond March Futures	Long	03/2016	548	(1,540)	125	0
Euro-Schatz March Futures	Long	03/2016	144	12	3	0
Put Options Strike @ EUR 111.000 on Euro-Schatz 10-Year Bond March Futures	Long	02/2016	144	(1)	0	0
Put Options Strike @ EUR 125.250 on Euro-Bobl 10-Year Bond March Futures	Long	02/2016	995	(1)	0	0
Put Options Strike @ EUR 125.500 on Euro-Bobl 10-Year Bond March Futures	Long	02/2016	995	(1)	0	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	533	(130)	75	0
U.S. Treasury 10-Year Note March Futures	Long	03/2016	2,103	(952)	624	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	105	(24)	0	(52)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	16	11	16	0
United Kingdom Long Gilt March Futures	Short	03/2016	84	117	92	(41)

Total Futures Contracts				$(2,175)	$1,223	$(226)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020		$18,100	$253	$(137)	$30	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020		58,400	342	(108)	9	0
iTraxx Europe Main 24 5-Year Index	1.000	12/20/2020	EUR	101,000	1,264	(276)	41	0

					$1,859	$(521)	$80	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.700%	12/19/2024	CAD	28,900	$(1,724)	$(232)	$0	$(34)
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	7,200	(173)	(171)	0	(17)
Receive	3-Month USD-LIBOR	1.300	05/06/2017		$636,300	(1,403)	2,300	0	(153)
Receive	3-Month USD-LIBOR	1.500	12/16/2017		200,300	(1,465)	1,347	0	(44)
Receive	3-Month USD-LIBOR	2.038	08/31/2022		18,100	(122)	253	0	(41)
Receive	3-Month USD-LIBOR	2.000	08/31/2022		64,300	(280)	738	0	(146)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		149,600	(3,127)	(2,630)	0	(454)
Receive	3-Month USD-LIBOR	2.300	01/13/2023		16,300	(340)	234	0	(39)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		83,800	(2,574)	(3,660)	0	(348)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		131,700	884	442	0	(473)
Receive	3-Month USD-LIBOR	2.500	12/16/2035		4,200	42	69	0	(29)
Pay	3-Month USD-LIBOR	2.500	06/15/2046		3,200	(143)	(15)	26	0
Pay	3-Month ZAR-JIBAR	8.500	03/16/2026	ZAR	81,700	(364)	(350)	0	(78)
Receive	6-Month AUD-BBR-BBSW	3.250	06/17/2026	AUD	3,200	(20)	6	26	0
Pay	6-Month EUR-EURIBOR	0.150	03/16/2018	EUR	53,800	194	3	6	0
Pay	6-Month EUR-EURIBOR	0.493	03/16/2021		89,600	573	300	13	0
Pay	6-Month EUR-EURIBOR	0.500	03/16/2021		40,800	276	(335)	6	0
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		42,900	102	(601)	0	(28)
Pay	6-Month EUR-EURIBOR	1.000	03/16/2026		42,300	(188)	(97)	0	(34)
Receive	6-Month EUR-EURIBOR	1.564	11/30/2045		17,200	193	897	45	0
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		15,600	526	258	44	0
Receive	6-Month GBP-LIBOR	1.750	09/16/2018	GBP	59,000	(584)	304	36	0
Pay	6-Month GBP-LIBOR	1.750	03/16/2021		29,500	204	(231)	0	(69)
Pay	6-Month GBP-LIBOR	2.000	03/16/2026		4,700	(23)	(136)	0	(25)
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		7,200	(211)	(36)	78	0
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	28,750,000	199	(3)	0	(8)
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		2,590,000	(399)	(40)	0	0
Receive	6-Month JPY-LIBOR	0.500	09/18/2022		4,930,000	(759)	(184)	0	(3)
Pay	6-Month JPY-LIBOR	1.000	12/18/2025		7,980,000	3,831	586	13	0
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		1,230,000	531	265	0	(3)
Pay	6-Month JPY-LIBOR	1.500	12/20/2045		1,190,000	755	323	0	(18)
Pay	28-Day MXN-TIIE	4.300	09/01/2016	MXN	700,500	148	(65)	14	0
Pay	28-Day MXN-TIIE	4.340	09/28/2017		201,700	13	(32)	10	0
Pay	28-Day MXN-TIIE	4.195	10/05/2017		155,100	(9)	(16)	8	0
Pay	28-Day MXN-TIIE	4.130	10/17/2017		450,400	(71)	84	23	0
Pay	28-Day MXN-TIIE	4.260	10/31/2017		321,800	(21)	(21)	17	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		258,800	(44)	(111)	26	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		637,200	427	(360)	54	0
Pay	28-Day MXN-TIIE	5.860	11/22/2022		151,000	(68)	(61)	19	0

						$(5,214)	$(978)	$464	$(2,044)

Total Swap Agreements						$(3,355)	$(1,499)	$544	$(2,044)

(i)	Securities with an aggregate market value of $23,295 and cash of $6,604 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2016	AUD	136,363		$97,799	$0	$(1,568)
	01/2016	NZD	87,382		59,925	160	0
	01/2016		$4,106	MYR	16,958	0	(176)
	02/2016		97,663	AUD	136,363	1,568	0
	02/2016		59,823	NZD	87,382	0	(159)
BOA	01/2016	BRL	56,130		$18,589	4,401	0
	01/2016	CAD	110,173		79,329	0	(293)
	01/2016	IDR	20,729,700		1,486	0	(7)
	01/2016	JPY	810,000		6,594	0	(145)
	01/2016		$14,375	BRL	56,130	0	(187)
	01/2016		56,974	NZD	87,382	2,791	0
	02/2016	AUD	107,617		$78,092	0	(185)
	02/2016	DKK	85,760		12,561	63	0
	02/2016	EUR	1,843		1,995	0	(10)
	02/2016	THB	120,759		3,364	12	0
	02/2016		$79,338	CAD	110,173	289	0
	02/2016		1,881	NZD	2,806	33	0
	03/2016	JPY	520,000		$4,247	0	(85)
	04/2016	DKK	388,051		57,365	705	0
	05/2016	ZAR	6,901		466	31	0
	09/2016	CNH	7,920		1,198	24	0
	07/2017	BRL	68,600		23,638	9,078	0
BPS	01/2016		19,058		4,881	63	0
	01/2016		$4,878	BRL	19,058	0	(61)
	01/2016		1,618	KRW	1,909,887	6	0
	02/2016	BRL	19,058		$4,830	60	0
	03/2016	JPY	6,720,000		54,957	0	(1,023)
BRC	01/2016	IDR	14,762,460		1,059	0	(4)
	01/2016	KRW	32,285,008		27,784	328	0
	01/2016	RUB	78,858		1,170	92	0
	02/2016	INR	258,209		3,819	0	(54)
	02/2016	TWD	40,305		1,214	0	(7)
	03/2016		$756	MXN	13,051	0	(2)
	09/2016	CNH	14,133		$2,125	27	0
CBK	01/2016	BRL	23,972		6,139	80	0
	01/2016	CHF	73,942		74,802	978	0
	01/2016	EUR	3,699		3,919	0	(101)
	01/2016	GBP	32,688		48,510	322	0
	01/2016	KRW	3,145,557		2,743	68	0
	01/2016	SEK	65,000		7,797	97	0
	01/2016		$6,129	BRL	23,972	0	(70)
	01/2016		758	KRW	878,901	0	(11)
	02/2016	SGD	27,710		$19,583	73	0
	02/2016		$5,786	BRL	22,898	0	(55)
	02/2016		74,896	CHF	73,942	0	(984)
	02/2016		10,860	EUR	9,903	0	(88)
	02/2016		118,420	GBP	79,048	0	(1,878)
	02/2016		55,310	SEK	476,595	1,305	(96)
	03/2016	JPY	1,010,000		$8,249	0	(165)
	03/2016	PLN	512		130	0	(1)
	09/2016	CNH	7,064		1,062	14	0
DUB	01/2016	BRL	155,946		39,750	332	0
	01/2016	CNY	2,568		395	3	0
	01/2016	KRW	48,237		42	1	0
	01/2016		$40,619	BRL	155,946	0	(1,201)
	01/2016		7,651	SEK	65,000	49	0
	02/2016	TWD	52,314		$1,580	0	(5)
	02/2016		$28,070	BRL	110,951	0	(301)
	03/2016	ZAR	4,627		$305	10	0
	04/2016	BRL	37,105		10,901	1,802	0
FBF	01/2016		20,546		5,262	68	0
	01/2016	KRW	3,434		3	0	0
	01/2016		$5,305	BRL	20,546	0	(112)
	03/2016	JPY	1,570,000		$12,816	0	(263)
	04/2016	BRL	45,883		13,263	2,012	0
GLM	01/2016	EUR	8,027		8,531	0	(192)
	01/2016	INR	247,393		3,723	0	(6)
	01/2016		$2,620	EUR	2,413	2	0
	01/2016		19,447	INR	1,304,310	212	0
	01/2016		137,166	JPY	16,792,353	2,543	0
	01/2016		300	KRW	339,741	0	(11)
	03/2016		3,213	MXN	55,103	0	(32)
	04/2016	BRL	2,683		$801	143	0
	07/2016		43,439		12,122	1,775	0
HUS	01/2016	KRW	2,408,259		2,107	59	0
	01/2016		$1,363	CNH	8,688	0	(45)
	01/2016		36,260	EUR	34,026	717	0
	04/2016	DKK	111,106		$16,445	223	0
	09/2016	CNH	7,061		1,062	14	0
JPM	01/2016	BRL	109,375		31,448	3,802	0
	01/2016	DKK	31,560		4,800	204	0
	01/2016	INR	224,603		3,385	0	(1)
	01/2016	JPY	810,000		6,604	0	(136)
	01/2016	KRW	14,697,577		12,663	164	0
	01/2016		$28,348	BRL	109,375	0	(702)
	01/2016		83,069	CAD	110,691	0	(3,072)
	01/2016		9,141	DKK	62,113	0	(96)
	01/2016		6,455	EUR	5,959	21	0
	01/2016		8,247	INR	551,882	71	0
	01/2016		72,491	KRW	85,171,514	25	(85)
	01/2016		73,484	NOK	636,547	0	(1,571)
	02/2016	CAD	5,200		$3,901	143	0
	02/2016	DKK	1,980		282	0	(7)
	02/2016	EUR	29,889		32,311	100	(301)
	02/2016	IDR	35,808,975		2,505	0	(41)
	02/2016	SGD	33,048		23,355	87	0
	02/2016	TWD	115,746		3,550	42	0
	02/2016		$30,478	EUR	28,701	742	0
	02/2016		1,191	GBP	790	0	(26)
	03/2016		130	MXN	2,213	0	(2)
	04/2016	DKK	104,555		$15,463	197	0
	09/2016		$4,333	CNH	28,258	0	(139)
	10/2016	DKK	2,300		$352	14	0
MSB	01/2016		31,173		4,770	231	0
	01/2016	JPY	26,249,053		216,939	0	(1,448)
	01/2016		$49,282	GBP	32,688	0	(1,093)
	01/2016		884	MYR	3,715	0	(23)
	01/2016		1,114	RUB	78,858	0	(36)
	02/2016		217,061	JPY	26,249,053	1,454	0
	04/2016	RUB	78,858		$1,088	36	0
NAB	01/2016		$98,104	AUD	136,363	1,263	0
NGF	02/2016	SGD	337		$238	1	0
	03/2016		$3,587	MXN	62,522	24	0
RYL	01/2016	KRW	1,115,642		$973	24	0
SCX	01/2016	CAD	518		389	15	0
	01/2016	DKK	71,425		10,143	0	(258)
	01/2016	INR	562,781		8,469	0	(14)
	01/2016	MYR	79,788		18,227	2	(265)
	02/2016	CAD	45,155		33,780	1,144	0
	02/2016	CHF	76,169		74,375	0	(1,792)
	02/2016	IDR	21,219,450		1,470	0	(39)
	02/2016		$11,094	EUR	10,448	271	0
	02/2016		19,062	INR	1,271,401	7	0
	02/2016		72,890	SGD	102,618	0	(640)
UAG	01/2016	BRL	7,479		$1,937	47	0
	01/2016	DKK	14,335		2,053	0	(34)
	01/2016	EUR	30,672		33,439	111	(4)
	01/2016	NOK	636,547		73,408	1,496	0
	01/2016		$1,915	BRL	7,479	0	(25)
	01/2016		72,813	CHF	73,942	1,011	0
	01/2016		24,108	INR	1,612,618	198	0
	01/2016		76,895	JPY	9,456,700	1,783	0
	01/2016		2,660	KRW	3,053,910	0	(63)
	01/2016		6,749	MYR	28,527	0	(138)
	02/2016		1,917	BRL	7,479	0	(45)
	02/2016		21,876	EUR	20,014	0	(111)
	02/2016		73,390	NOK	636,547	0	(1,497)
	09/2016	CNH	153,673		$23,249	459	0
	09/2016		$23,778	CNH	155,034	0	(787)

Total Forward Foreign Currency Contracts						$47,822	$(24,074)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC AUD versus USD		$0.585	01/08/2016	AUD	125,000	$9	$0
	Put - OTC GBP versus USD		1.270	02/29/2016	GBP	79,000	12	5
	Put - OTC NZD versus USD		0.530	01/11/2016	NZD	75,000	5	0
	Call - OTC USD versus CAD	CAD	1.520	01/18/2016		$85,000	8	0
CBK	Put - OTC EUR versus USD		$0.850	03/10/2016	EUR	50,000	5	0
DUB	Call - OTC USD versus BRL	BRL	4.000	03/28/2016		$1,700	77	90
FBF	Call - OTC USD versus BRL		4.000	03/28/2016		9,500	414	505
GLM	Call - OTC USD versus JPY	JPY	125.100	01/27/2016		7,800	55	2
JPM	Call - OTC USD versus JPY		149.000	03/02/2016		79,000	8	0
SCX	Call - OTC USD versus CNY	CNY	6.520	10/31/2016		348	107	243
UAG	Call - OTC USD versus CHF	CHF	1.300	02/18/2016		75,000	8	0

							$708	$845

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae 3.000% due 01/01/2046	$75.188	01/06/2016	$19,000	$1	$0
	Put - OTC Fannie Mae 3.500% due 01/01/2046	80.313	01/06/2016	25,000	1	0
JPM	Call - OTC Fannie Mae 4.000% due 02/01/2046	125.000	02/04/2016	18,000	0	0

					$2	$0

Total Purchased Options					$710	$845

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$6,800	$(12)	$(6)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	11,500	(22)	(10)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	3,900	(9)	(3)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	13,900	(8)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	13,900	(26)	(21)

						$(77)	$(40)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016	$8,700	$(101)	$(139)
CBK	Call - OTC USD versus RUB	RUB	71.500	03/09/2016	1,600	(34)	(76)
DUB	Put - OTC USD versus BRL	BRL	3.800	03/28/2016	1,700	(34)	(26)
	Call - OTC USD versus BRL		4.300	03/28/2016	1,700	(36)	(44)
FBF	Put - OTC USD versus BRL		3.800	03/28/2016	9,500	(203)	(146)
	Call - OTC USD versus BRL		4.300	03/28/2016	9,500	(195)	(245)
GLM	Put - OTC USD versus JPY	JPY	117.350	01/27/2016	15,700	(112)	(30)
	Put - OTC USD versus KRW	KRW	1,092.500	01/20/2016	1,200	(9)	0
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016	6,200	(70)	(40)
JPM	Call - OTC USD versus CNY		6.600	02/05/2016	5,330	(61)	(34)
	Put - OTC USD versus KRW	KRW	1,082.500	01/19/2016	3,600	(27)	0
	Put - OTC USD versus KRW		1,092.500	01/20/2016	3,800	(30)	0
MSB	Call - OTC USD versus RUB	RUB	70.000	02/02/2016	2,000	(35)	(92)

						$(947)	$(872)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$5,400	$(70)	$(3)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	26,700	$(98)	$0
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		26,700	(232)	(570)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	03/10/2016	GBP	13,450	(106)	(43)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.250	03/10/2016		13,450	(72)	(84)
	Call - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.800	01/12/2016		10,200	(177)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.400	01/12/2016		10,200	(162)	(2)
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	02/01/2016		16,100	(119)	(17)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.300	02/01/2016		16,100	(108)	(14)

								$(1,074)	$(730)

Total Written Options								$(2,168)	$(1,645)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CenturyLink, Inc.	(0.595%)	06/20/2017	1.384%	$2,800	$0	$31	$31	$0
	Universal Health Services, Inc.	(1.250)	06/20/2016	0.137	1,000	0	(6)	0	(6)
BPS	UBS AG	(1.000)	03/20/2017	0.922	1,000	0	(1)	0	(1)
CBK	UBS AG	(1.000)	03/20/2017	0.922	5,000	3	(10)	0	(7)
DUB	Cardinal Health, Inc.	(1.000)	12/20/2016	0.033	1,000	(19)	9	0	(10)

						$(16)	$23	$31	$(24)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2019	4.461%		$4,300	$(122)	$(376)	$0	$(498)
	France Government International Bond	0.250	03/20/2020	0.195		5,600	(43)	56	13	0
BRC	France Government International Bond	0.250	03/20/2020	0.195		6,200	(40)	55	15	0
	Russia Government International Bond	1.000	09/20/2016	1.591		3,000	(40)	28	0	(12)
	Tesco PLC	1.000	12/20/2020	2.886	EUR	600	(49)	(7)	0	(56)
CBK	France Government International Bond	0.250	03/20/2020	0.195		$4,100	(37)	47	10	0
	France Government International Bond	0.250	06/20/2020	0.212		1,300	(8)	10	2	0
DUB	Brazil Government International Bond	1.000	03/20/2019	4.263		4,700	(184)	(269)	0	(453)
FBF	Tesco PLC	1.000	12/20/2020	2.886	EUR	500	(39)	(8)	0	(47)
GST	France Government International Bond	0.250	03/20/2020	0.195		$20,300	(182)	230	48	0
	France Government International Bond	0.250	06/20/2020	0.212		2,100	(12)	16	4	0
HUS	Brazil Government International Bond	1.000	09/20/2019	4.461		100	(3)	(9)	0	(12)
	France Government International Bond	0.250	03/20/2020	0.195		900	(6)	8	2	0
	Italy Government International Bond	1.000	03/20/2019	0.656		38,400	(890)	1,322	432	0
	Russia Government International Bond	1.000	09/20/2016	1.591		3,000	(35)	23	0	(12)
JPM	France Government International Bond	0.250	03/20/2020	0.195		7,300	(58)	76	18	0
	France Government International Bond	0.250	06/20/2020	0.212		2,600	(15)	20	5	0
MYC	Brazil Government International Bond	1.000	03/20/2019	4.263		11,100	(554)	(516)	0	(1,070)
	Brazil Government International Bond	1.000	09/20/2019	4.461		3,800	(112)	(328)	0	(440)
	France Government International Bond	0.250	03/20/2020	0.195		2,200	(18)	23	5	0
	Tesco PLC	1.000	12/20/2020	2.886	EUR	1,300	(103)	(18)	0	(121)

							$(2,550)	$383	$554	$(2,721)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	iTraxx Europe Subordinated 23 5-Year Index	(1.000%)	12/20/2020	EUR	1,000	$22	$7	$29	$0
BPS	iTraxx Europe Subordinated 23 5-Year Index	(1.000)	12/20/2020		5,950	131	39	170	0
BRC	iTraxx Europe Subordinated 23 5-Year Index	(1.000)	12/20/2020		2,700	58	19	77	0

						$211	$65	$276	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021	EUR	33,000		$36,201	$(109)	$195	$86	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2026		7,040		7,631	22	94	116	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		35,800		38,807	45	488	533	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021		32,500		35,653	(24)	108	84	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021		53,600		58,799	(177)	316	139	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2026		15,940		17,279	195	68	263	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021		44,500		48,817	(34)	150	116	0
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2026		4,700		5,095	74	4	78	0
MYC	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.9075% based on the notional amount of currency delivered	03/16/2021		$5,487	JPY	670,000	(51)	(18)	0	(69)

								$(59)	$1,405	$1,415	$(69)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month KRW-KWCDC	1.860%	12/01/2020	KRW	8,362,500	$0	$45	$45	$0
CBK	Pay	3-Month KRW-KWCDC	1.863	12/01/2020		5,183,200	0	29	29	0
DUB	Pay	3-Month KRW-KWCDC	1.860	12/01/2020		25,087,400	0	136	136	0
JPM	Pay	1-Year BRL-CDI	11.320	01/04/2016	BRL	41,700	(6)	(67)	0	(73)
NGF	Pay	3-Month KRW-KWCDC	1.863	12/01/2020	KRW	8,362,500	0	46	46	0

							$(6)	$189	$256	$(73)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$41	$0	$69	$69	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450	08/16/2016	20	0	35	35	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016	20	0	39	39	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	18	0	36	36	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800	08/16/2016	13	0	27	27	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	19	0	44	44	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.400	12/06/2016	10	0	10	10	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016	20	0	2	2	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450	08/16/2016	20	0	(2)	0	(2)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016	41	0	(8)	0	(8)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	18	0	(16)	0	(16)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	32	0	(35)	0	(35)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.800	12/06/2016	10	0	(4)	0	(4)

						$0	$197	$262	$(65)

Total Swap Agreements						$(2,420)	$2,262	$2,794	$(2,952)

(k)	Securities with an aggregate market value of $5,861 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$0	$3,334	$0	$3,334
Sovereign Issues	0	10,885	0	10,885
Belgium
Corporate Bonds & Notes	0	2,185	0	2,185
Brazil
Corporate Bonds & Notes	0	15,113	0	15,113
Canada
Non-Agency Mortgage-Backed Securities	0	5,971	0	5,971
Sovereign Issues	0	97,384	0	97,384
Cayman Islands
Asset-Backed Securities	0	13,513	0	13,513
Corporate Bonds & Notes	0	1,594	0	1,594
Denmark
Corporate Bonds & Notes	0	90,262	0	90,262
Sovereign Issues	0	9,971	0	9,971
France
Corporate Bonds & Notes	0	2,076	0	2,076
Sovereign Issues	0	70,986	0	70,986
Germany
Corporate Bonds & Notes	0	14,769	0	14,769
Sovereign Issues	0	6,378	0	6,378
Greece
Corporate Bonds & Notes	0	9,199	0	9,199
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,587	0	1,587
Ireland
Corporate Bonds & Notes	0	13,629	0	13,629
Non-Agency Mortgage-Backed Securities	0	1,211	0	1,211
Italy
Corporate Bonds & Notes	0	6,503	0	6,503
Non-Agency Mortgage-Backed Securities	0	3,104	0	3,104
Sovereign Issues	0	29,345	0	29,345
Japan
Sovereign Issues	0	155,791	0	155,791
Luxembourg
Asset-Backed Securities	0	1,026	0	1,026
Mexico
Sovereign Issues	0	25,687	0	25,687
Netherlands
Asset-Backed Securities	0	5,808	0	5,808
Corporate Bonds & Notes	0	6,779	0	6,779
Norway
Corporate Bonds & Notes	0	5,337	0	5,337
Sovereign Issues	0	1,482	0	1,482
Poland
Sovereign Issues	0	79	0	79
Portugal
Corporate Bonds & Notes	0	878	0	878
Slovenia
Sovereign Issues	0	93,790	0	93,790
South Africa
Sovereign Issues	0	411	0	411
South Korea
Corporate Bonds & Notes	0	1,599	0	1,599
Spain
Corporate Bonds & Notes	0	612	0	612
Sovereign Issues	0	114,158	0	114,158
Supranational
Corporate Bonds & Notes	0	11,764	0	11,764
Sweden
Corporate Bonds & Notes	0	10,699	0	10,699
Sovereign Issues	0	9,187	0	9,187
Switzerland
Corporate Bonds & Notes	0	11,137	0	11,137
Sovereign Issues	0	2,138	0	2,138
Thailand
Corporate Bonds & Notes	0	885	0	885
United Kingdom
Bank Loan Obligations	0	3,435	0	3,435
Corporate Bonds & Notes	0	37,278	0	37,278
Non-Agency Mortgage-Backed Securities	0	8,085	0	8,085
Sovereign Issues	0	83,839	0	83,839
United States
Asset-Backed Securities	0	44,973	0	44,973
Corporate Bonds & Notes	0	40,180	4,901	45,081
Municipal Bonds & Notes	0	2,916	0	2,916
Non-Agency Mortgage-Backed Securities	0	149,668	4,972	154,640
Preferred Securities	363	0	0	363
U.S. Government Agencies	0	90,368	222	90,590
U.S. Treasury Obligations	0	168,681	0	168,681
Short-Term Instruments
Certificates of Deposit	0	5,002	0	5,002
Japan Treasury Bills	0	95,182	0	95,182
U.S. Treasury Bills	0	912	0	912
	$363	$1,598,765	$10,095	$1,609,223

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	102	0	0	102

Total Investments	$465	$1,598,765	$10,095	$1,609,325

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(140,440)	$0	$(140,440)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,223	584	0	1,807
Over the counter	0	51,461	0	51,461
	$1,223	$52,045	$0	$53,268

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(226)	(2,044)	0	(2,270)
Over the counter	0	(28,671)	0	(28,671)

	$(226)	$(30,715)	$0	$(30,941)

Totals	$1,462	$1,479,655	$10,095	$1,491,212
There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.9%
BAHRAIN 0.3%
SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	$4,086

Total Bahrain (Cost $3,957)			4,086

BELGIUM 0.2%
CORPORATE BONDS & NOTES 0.2%
KBC Bank NV
8.000% due 01/25/2023		$2,600	2,841

Total Belgium (Cost $2,765)			2,841

BRAZIL 1.1%
CORPORATE BONDS & NOTES 0.9%
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		$1,500	1,320
5.650% due 03/19/2022		6,850	6,354
Petrobras Global Finance BV
3.406% due 03/17/2020		400	285
3.500% due 02/06/2017		700	656
5.875% due 03/01/2018		800	714
6.250% due 03/17/2024		4,300	3,096
Vale Overseas Ltd.
6.250% due 01/11/2016		30	30

			12,455

SOVEREIGN ISSUES 0.2%
Brazil Government International Bond
5.000% due 01/27/2045		3,500	2,354

Total Brazil (Cost $18,179)			14,809

CANADA 1.9%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
0.933% due 06/01/2020	CAD	1,780	1,270
1.133% due 07/01/2020		4,597	3,300
1.133% due 08/01/2020		1,667	1,196

			5,766

SOVEREIGN ISSUES 1.5%
Canada Government International Bond
3.000% due 12/01/2036 (b)		9,509	10,249
Province of Alberta
1.250% due 06/01/2020		6,200	4,462
2.350% due 06/01/2025		6,400	4,616
Province of Ontario
2.600% due 06/02/2025		2,100	1,551

			20,878

Total Canada (Cost $29,214)			26,644

CAYMAN ISLANDS 0.8%
ASSET-BACKED SECURITIES 0.3%
BlackRock Senior Income
0.557% due 04/20/2019		$125	124
Dryden Senior Loan Fund
1.491% due 01/15/2022		3,239	3,234

Mountain View Funding CLO Ltd.
0.581% due 04/15/2019		214	213

			3,571

CORPORATE BONDS & NOTES 0.5%
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (d)		2,725	627
6.750% due 10/01/2023 (d)		3,088	741
Tencent Holdings Ltd.
3.375% due 05/02/2019		6,000	6,107

			7,475

Total Cayman Islands (Cost $14,948)			11,046

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	101	16
5.840% due 01/03/2019		2,730	455
China Government International Bond
3.290% due 04/18/2020		1,840	291
3.380% due 05/23/2023		900	143
4.080% due 08/22/2023		900	150

Total China (Cost $1,028)			1,055

COLOMBIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Ecopetrol S.A.
5.875% due 05/28/2045		$6,900	4,933

Total Colombia (Cost $6,910)			4,933

CZECH REPUBLIC 0.9%
SOVEREIGN ISSUES 0.9%
Czech Republic Government International Bond
0.370% due 10/27/2016	CZK	315,700	12,817

Total Czech Republic (Cost $13,096)			12,817

DENMARK 6.6%
CORPORATE BONDS & NOTES 6.6%
Nordea Kredit Realkreditaktieselskab
2.000% due 04/01/2016	DKK	100,300	14,674
Nykredit Realkredit A/S
1.000% due 07/01/2016		168,900	24,741
1.000% due 10/01/2016		50,800	7,458
2.000% due 04/01/2016		47,100	6,891
2.500% due 10/01/2047		16,200	2,261
3.000% due 10/01/2047		75,111	10,790
Realkredit Danmark A/S
1.000% due 04/01/2016		81,600	11,910
2.000% due 01/01/2016		49,100	7,150
2.000% due 04/01/2016		43,200	6,318

Total Denmark (Cost $94,101)			92,193

FRANCE 2.6%
CORPORATE BONDS & NOTES 1.5%
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	4,000	4,371
BPCE S.A.
4.625% due 07/11/2024		$13,500	13,158
Credit Agricole S.A.
7.875% due 01/23/2024 (c)		400	410
Dexia Credit Local S.A.
2.000% due 01/22/2021	EUR	3,200	3,742

			21,681

SOVEREIGN ISSUES 1.1%
France Government International Bond
2.500% due 05/25/2030		12,700	15,637

Total France (Cost $40,288)			37,318

GERMANY 6.7%
BANK LOAN OBLIGATIONS 0.1%
Hellenic Republic
3.930% due 03/30/2016	EUR	1,500	1,588

CORPORATE BONDS & NOTES 0.1%
KFW
5.000% due 03/19/2024	AUD	300	244
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		900	693

			937

SOVEREIGN ISSUES 6.5%
Republic of Germany
0.750% due 04/15/2018 (b)(f)	EUR	81,149	90,448

Total Germany (Cost $116,274)			92,973

GREECE 0.5%
CORPORATE BONDS & NOTES 0.5%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,100	4,144
5.014% due 12/27/2017		2,200	2,211

Total Greece (Cost $7,473)			6,355

HONG KONG 1.3%
CORPORATE BONDS & NOTES 1.3%
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		$15,500	15,673
CNPC General Capital Ltd.
2.750% due 05/14/2019		2,600	2,601

Total Hong Kong (Cost $18,236)			18,274

INDONESIA 1.7%
SOVEREIGN ISSUES 1.7%
Indonesia Government International Bond
6.750% due 01/15/2044		$7,000	7,520
8.250% due 06/15/2032	IDR	117,141,000	7,847
8.375% due 03/15/2034		134,648,000	9,188

Total Indonesia (Cost $28,303)			24,555

IRELAND 2.3%
ASSET-BACKED SECURITIES 0.1%
Aquilae CLO PLC
0.289% due 01/17/2023	EUR	266	289
Celf Low Levered Partners PLC
0.259% due 03/04/2024		343	367
LightPoint Pan-European CLO PLC
0.182% due 01/31/2022		223	242

			898

CORPORATE BONDS & NOTES 1.7%
Bank of Ireland
10.000% due 07/30/2016		10,465	11,850
Depfa ACS Bank
4.875% due 05/21/2019		8,300	10,407
5.125% due 03/16/2037		$1,700	2,084

			24,341

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
German Residential Funding Ltd.
1.046% due 08/27/2024	EUR	6,668	7,317

Total Ireland (Cost $35,137)			32,556

ITALY 3.4%
CORPORATE BONDS & NOTES 1.4%
Banca Carige SpA
3.875% due 10/24/2018	EUR	4,600	5,418
Banco Popolare SC
3.500% due 03/14/2019		4,200	4,686
Intesa Sanpaolo SpA
5.017% due 06/26/2024		$10,300	10,156

			20,260

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Casa D’este Finance SRL
0.222% due 09/15/2040	EUR	2,182	2,313
Claris SRL
0.354% due 10/31/2060		7,218	7,730
Giovecca Mortgages SRL
0.547% due 04/23/2048		1,876	2,026

			12,069

SOVEREIGN ISSUES 1.1%
Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020 (b)		11,683	13,433
4.750% due 09/01/2044		1,000	1,538

			14,971

Total Italy (Cost $53,597)			47,300

JAPAN 0.2%
CORPORATE BONDS & NOTES 0.2%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$2,200	2,183

SOVEREIGN ISSUES 0.0%
Japan Government International Bond
1.700% due 09/20/2044	JPY	50,000	461

Total Japan (Cost $2,653)			2,644

LUXEMBOURG 0.3%
ASSET-BACKED SECURITIES 0.0%
E-Carat S.A.
0.852% due 11/18/2020	EUR	273	297

CORPORATE BONDS & NOTES 0.3%
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
5.125% due 01/21/2016		$2,200	2,203
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		1,870	2,094

			4,297

Total Luxembourg (Cost $4,729)			4,594

MEXICO 0.6%
CORPORATE BONDS & NOTES 0.0%
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$700	15

SOVEREIGN ISSUES 0.6%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	6,300	5,735
8.000% due 06/11/2020	MXN	29,000	1,854
8.500% due 12/13/2018		15,330	979

			8,568

Total Mexico (Cost $10,189)			8,583

NETHERLANDS 3.6%
ASSET-BACKED SECURITIES 0.5%
Cadogan Square CLO BV
0.279% due 01/17/2023	EUR	3,594	3,874
0.308% due 02/01/2022		1,068	1,157
Euro-Galaxy CLO BV
0.187% due 10/23/2021		409	442
Panther CDO BV
0.312% due 10/15/2084		1,031	1,077
Wood Street CLO BV
0.231% due 11/22/2021		123	134

			6,684

CORPORATE BONDS & NOTES 3.0%
ING Bank NV
2.625% due 12/05/2022		$23,095	22,749
Rabobank Group
8.375% due 07/26/2016 (c)		11,300	11,660
8.400% due 06/29/2017 (c)		1,400	1,508
Vonovia Finance BV
3.200% due 10/02/2017		6,760	6,829

			42,746

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL Prime BV
0.748% due 04/17/2041	EUR	497	503
Eurosail BV
1.448% due 10/17/2040		253	273

			776

Total Netherlands (Cost $51,157)			50,206

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.4%
Eksportfinans ASA
2.375% due 05/25/2016		$1,400	1,402
5.500% due 05/25/2016		600	608
5.500% due 06/26/2017		3,400	3,544

			5,554

SOVEREIGN ISSUES 0.2%
Norway Government International Bond
3.750% due 05/25/2021	NOK	17,700	2,287

Total Norway (Cost $8,111)			7,841

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
3.250% due 07/25/2025	PLN	23,650	6,206
5.750% due 09/23/2022		132	40

Total Poland (Cost $7,046)			6,246

PORTUGAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Espirito Santo S.A.
4.000% due 01/21/2019	EUR	2,100	313
Novo Banco S.A.
5.000% due 04/04/2019		200	189
5.000% due 04/23/2019		1,100	1,050
5.000% due 05/21/2019		810	788
5.000% due 05/23/2019		1,650	1,623
7.000% due 03/04/2016		200	209

Total Portugal (Cost $7,474)			4,172

QATAR 1.1%
SOVEREIGN ISSUES 1.1%
Qatar Government International Bond
4.500% due 01/20/2022		$2,000	2,195
5.250% due 01/20/2020		11,125	12,328
6.400% due 01/20/2040		700	885

Total Qatar (Cost $14,320)			15,408

SLOVAKIA 0.1%
SOVEREIGN ISSUES 0.1%
Slovakia Government International Bond
0.059% due 11/16/2016	EUR	1,000	1,087

Total Slovakia (Cost $1,387)			1,087

SLOVENIA 4.6%
SOVEREIGN ISSUES 4.6%
Slovenia Government International Bond
3.500% due 03/23/2017	EUR	2,548	2,894
4.125% due 02/18/2019		$3,800	4,004
4.700% due 11/01/2016	EUR	28,100	31,724
4.750% due 05/10/2018		$2,800	2,979
5.500% due 10/26/2022		2,200	2,464
5.850% due 05/10/2023		17,700	20,200

Total Slovenia (Cost $68,444)			64,265

SOUTH AFRICA 0.2%
SOVEREIGN ISSUES 0.2%
South Africa Government International Bond
5.375% due 07/24/2044		$3,800	3,439

Total South Africa (Cost $3,737)			3,439

SOUTH KOREA 0.5%
SOVEREIGN ISSUES 0.5%
Export-Import Bank of Korea
4.000% due 01/29/2021		$4,800	5,124
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,700	1,697

Total South Korea (Cost $6,758)			6,821

SPAIN 6.2%
ASSET-BACKED SECURITIES 0.3%
IM Grupo Banco Popular FTPYME FTA
0.035% due 09/21/2039	EUR	4,313	4,648

CORPORATE BONDS & NOTES 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (c)		2,400	2,556
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (c)		4,200	4,302
Banco Santander S.A.
6.250% due 09/11/2021 (c)		1,000	1,020
BPE Financiaciones S.A.
2.875% due 05/19/2016		2,400	2,631

			10,509

SOVEREIGN ISSUES 5.2%
Autonomous Community of Catalonia
2.750% due 03/24/2016	CHF	3,500	3,509
4.300% due 11/15/2016	EUR	1,600	1,761
4.750% due 06/04/2018		4,350	5,002
Autonomous Community of Madrid
4.688% due 03/12/2020		2,600	3,274
Autonomous Community of Valencia
2.289% due 09/03/2017		400	438
4.000% due 11/02/2016		200	223

Spain Government International Bond
2.150% due 10/31/2025		23,100	25,962
2.750% due 10/31/2024		9,650	11,450
3.800% due 04/30/2024		7,000	8,935
5.150% due 10/31/2044		4,900	7,565
Xunta de Galicia
5.763% due 04/03/2017		3,634	4,217

			72,336

Total Spain (Cost $92,083)			87,493

SWEDEN 0.3%
CORPORATE BONDS & NOTES 0.3%
Stadshypotek AB
4.250% due 10/10/2017	AUD	1,500	1,117
Swedbank AB
2.200% due 03/04/2020		$3,200	3,165

Total Sweden (Cost $4,609)			4,282

SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.3%
UBS AG
7.250% due 02/22/2022		$17,525	18,335

Total Switzerland (Cost $18,236)			18,335

UNITED KINGDOM 14.1%
BANK LOAN OBLIGATIONS 0.5%
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023		$6,868	6,733

CORPORATE BONDS & NOTES 7.3%
Bakkavor Finance PLC
8.250% due 02/15/2018	GBP	116	175
Barclays Bank PLC
7.625% due 11/21/2022		$11,100	12,661
7.750% due 04/10/2023		3,000	3,206
Barclays PLC
6.500% due 09/15/2019 (c)	EUR	1,800	1,986
8.000% due 12/15/2020 (c)		800	945
British Telecommunications PLC
8.500% due 12/07/2016	GBP	4,049	6,368
LBG Capital PLC
2.975% due 03/12/2020	EUR	4,100	4,523
15.000% due 12/21/2019		8,645	13,458
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	9,500	16,664
5.125% due 03/07/2025		11,520	20,421
12.000% due 12/16/2024 (c)		$2,300	3,282
Lloyds Banking Group PLC
7.625% due 06/27/2023 (c)	GBP	1,900	2,941
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$2,800	3,037
13.125% due 03/19/2022	AUD	1,600	1,284
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (c)	GBP	3,500	5,254
Tesco Corporate Treasury Services PLC
1.375% due 07/01/2019	EUR	2,775	2,906
Tesco PLC
5.000% due 03/24/2023	GBP	862	1,244
6.125% due 02/24/2022		1,093	1,689
Tesco Property Finance PLC
5.411% due 07/13/2044		249	312

			102,356

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.9%
Alba PLC
0.760% due 11/25/2042		787	1,049
2.832% due 12/16/2042		1,269	1,875
Bluestone Securities PLC
0.107% due 06/09/2043	EUR	1,948	1,942
0.778% due 06/09/2044	GBP	2,925	4,077
Darrowby PLC
2.271% due 02/20/2044		2,600	3,869
Deco UK PLC
0.739% due 01/27/2020		5,019	7,151

Eddystone Finance PLC
1.104% due 04/19/2021		3,715	5,328
Eurosail PLC
0.035% due 03/13/2045	EUR	892	919
0.743% due 12/10/2044	GBP	1,299	1,840
Great Hall Mortgages PLC
0.093% due 06/18/2039	EUR	1,247	1,268
0.663% due 06/18/2039		$349	329
0.716% due 03/18/2039	GBP	1,765	2,472
0.726% due 06/18/2039		549	747
0.736% due 06/18/2038		675	942
Hercules Eclipse PLC
0.819% due 10/25/2018		2,151	3,125
Leek Finance PLC
0.865% due 12/21/2037		1,651	2,561
Mortgage Funding PLC
1.685% due 03/13/2046		323	469
Nemus Arden PLC
0.803% due 02/15/2020		3,334	4,774
Newgate Funding PLC
0.472% due 12/15/2050	EUR	579	583
0.713% due 12/15/2050	GBP	7,169	10,262
Residential Mortgage Securities PLC
3.082% due 12/16/2050		2,952	4,440
RMAC PLC
0.275% due 12/12/2036	EUR	356	362
RMAC Securities PLC
0.755% due 06/12/2044	GBP	5,245	7,062
Southern Pacific Financing PLC
0.763% due 06/10/2043		510	725
1.183% due 12/10/2042		288	370

			68,541

SOVEREIGN ISSUES 1.4%
United Kingdom Gilt
0.125% due 03/22/2024 (b)(f)		11,677	18,264
3.250% due 01/22/2044		450	739

			19,003

Total United Kingdom (Cost $212,404)			196,633

UNITED STATES 40.6%
ASSET-BACKED SECURITIES 6.5%
Accredited Mortgage Loan Trust
0.552% due 02/25/2037		$2,051	1,970
0.700% due 09/25/2035		100	84
0.702% due 04/25/2036		700	618
ACE Securities Corp. Home Equity Loan Trust
1.322% due 12/25/2034		190	172
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.872% due 07/25/2035		300	271
0.872% due 01/25/2036		300	282
Argent Securities Trust
0.572% due 06/25/2036		1,455	532
0.572% due 07/25/2036		864	357
0.662% due 07/25/2036		1,080	456
Asset-Backed Funding Certificates Trust
0.582% due 01/25/2037		775	482
0.642% due 01/25/2037		2,093	1,312
Asset-Backed Securities Corp. Home Equity Loan Trust
1.367% due 09/25/2034		1,115	1,035
Bear Stearns Asset-Backed Securities Trust
0.532% due 02/25/2037		1,326	1,258
0.662% due 06/25/2047		1,000	860
0.742% due 01/25/2047		671	633
0.822% due 09/25/2046		267	230
0.832% due 12/25/2035		1,000	977
0.912% due 09/25/2035		1,000	866
1.092% due 06/25/2035		2,000	1,779
Citigroup Mortgage Loan Trust, Inc.
0.682% due 06/25/2037		5,600	3,793
Countrywide Asset-Backed Certificates
0.542% due 06/25/2036		19	19
0.562% due 07/25/2037 ^		1,512	1,319
0.562% due 06/25/2047 ^		1,626	1,261
0.572% due 05/25/2037		1,778	1,621
0.592% due 05/25/2037		995	928
0.602% due 07/25/2036		495	488
0.602% due 08/25/2036		107	106
0.642% due 09/25/2037 ^		281	233
0.682% due 12/25/2036		4,100	3,081
0.807% due 11/25/2035		385	372

4.399% due 04/25/2036	800	808
4.942% due 07/25/2036	1,333	1,326
5.049% due 10/25/2046 ^	2,170	2,062
5.397% due 10/25/2032 ^	1,764	1,538
Countrywide Asset-Backed Certificates Trust
0.772% due 04/25/2036	513	507
1.022% due 08/25/2035	152	151
1.062% due 10/25/2035	1,000	874
1.082% due 08/25/2035	5,764	4,385
1.142% due 07/25/2034	508	472
4.816% due 02/25/2036	1,000	976
Credit Suisse First Boston Mortgage Securities Corp.
1.042% due 01/25/2032	32	28
Credit-Based Asset Servicing and Securitization LLC
0.642% due 07/25/2037	394	255
3.971% due 03/25/2037 ^	1,366	703
Fieldstone Mortgage Investment Trust
0.582% due 11/25/2036	1,538	855
First Franklin Mortgage Loan Trust
0.562% due 09/25/2036	1,017	966
0.582% due 04/25/2036	332	280
0.662% due 10/25/2036	1,862	1,257
0.912% due 09/25/2035	1,261	1,234
1.697% due 07/25/2034	598	558
First NLC Trust
1.127% due 12/25/2035	900	858
Fremont Home Loan Trust
0.592% due 02/25/2036	1,585	1,363
0.672% due 05/25/2036	1,845	1,106
0.752% due 01/25/2036	1,500	1,231
0.902% due 07/25/2035	486	479
GSAA Home Equity Trust
0.872% due 08/25/2037	457	416
GSAMP Trust
0.512% due 01/25/2037	253	153
0.522% due 12/25/2046	1,608	887
0.542% due 12/25/2036	1,236	683
0.572% due 12/25/2046	1,045	581
0.692% due 04/25/2036	1,000	616
Home Equity Asset Trust
1.622% due 10/25/2033	708	655
HSI Asset Securitization Corp. Trust
0.642% due 12/25/2036	740	320
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.662% due 04/25/2037	775	479
JPMorgan Mortgage Acquisition Trust
0.502% due 08/25/2036	6	3
0.572% due 07/25/2036	2,568	1,349
Massachusetts Educational Financing Authority
1.270% due 04/25/2038	115	115
MASTR Asset-Backed Securities Trust
0.662% due 03/25/2036	1,000	619
0.722% due 01/25/2036	300	290
Merrill Lynch Mortgage Investors Trust
0.532% due 08/25/2037	841	509
0.682% due 04/25/2037	1,000	522
0.732% due 08/25/2036	200	183
Morgan Stanley ABS Capital, Inc. Trust
0.512% due 01/25/2037	799	445
0.562% due 10/25/2036	869	486
0.562% due 11/25/2036	321	200
0.572% due 06/25/2036	369	244
0.572% due 11/25/2036	1,785	1,071
0.642% due 11/25/2036	321	202
0.652% due 10/25/2036	1,140	717
1.067% due 09/25/2035	500	442
Morgan Stanley Home Equity Loan Trust
0.892% due 08/25/2035	300	292
New Century Home Equity Loan Trust
0.702% due 10/25/2035	214	215
0.932% due 09/25/2035	1,000	909
People’s Choice Home Loan Securities Trust
1.772% due 01/25/2035	2,000	1,698
RAAC Trust
0.902% due 03/25/2037	753	730
0.992% due 03/25/2037	1,412	1,221
Renaissance Home Equity Loan Trust
5.797% due 08/25/2036	531	332
Residential Asset Mortgage Products Trust
0.582% due 12/25/2036	151	146
0.812% due 02/25/2036	1,000	952
1.042% due 05/25/2035	1,000	906
Residential Asset Securities Corp. Trust
0.572% due 07/25/2036	1,846	1,641
0.572% due 08/25/2036	566	549
0.602% due 04/25/2037	7	7

0.672% due 04/25/2037		2,000	1,846
0.762% due 11/25/2035		500	458
0.842% due 10/25/2035		200	178
Securitized Asset-Backed Receivables LLC Trust
0.712% due 12/25/2035		1,303	1,151
1.397% due 03/25/2035		617	589
SLM Private Education Loan Trust
3.581% due 05/16/2044		951	982
SLM Student Loan Trust
1.820% due 04/25/2023		301	302
Soundview Home Loan Trust
0.662% due 07/25/2036		1,000	612
0.682% due 02/25/2037		1,676	727
Specialty Underwriting & Residential Finance Trust
0.722% due 12/25/2036		1,295	1,009
3.979% due 02/25/2037 ^		772	399
Structured Asset Investment Loan Trust
0.572% due 09/25/2036		1,382	1,107
1.112% due 06/25/2035		1,000	982
1.142% due 02/25/2035		1,000	949
1.397% due 10/25/2033		491	477
Structured Asset Securities Corp. Mortgage Loan Trust
0.582% due 03/25/2036		409	395
0.762% due 02/25/2036		1,000	903
0.872% due 11/25/2035		1,000	907
Washington Mutual Asset-Backed Certificates Trust
0.662% due 05/25/2036		1,778	1,275
Wells Fargo Home Equity Asset-Backed Securities Trust
0.682% due 05/25/2036		2,000	1,889
1.012% due 11/25/2035		1,250	1,151

			91,740

CORPORATE BONDS & NOTES 6.5%
Ally Financial, Inc.
2.500% due 03/15/2017 (e)		14,900	14,605
2.750% due 01/30/2017		1,700	1,700
3.125% due 01/15/2016		200	200
3.500% due 07/18/2016		200	201
3.500% due 01/27/2019		700	692
4.750% due 09/10/2018		200	205
5.500% due 02/15/2017		900	929
6.250% due 12/01/2017		300	315
AT&T, Inc.
5.875% due 04/28/2017	GBP	3,400	5,301
Bank of America Corp.
6.875% due 04/25/2018		$6,025	6,651
CCO Safari LLC
3.579% due 07/23/2020		5,000	4,975
4.464% due 07/23/2022		4,700	4,689
4.908% due 07/23/2025		960	961
CIT Group, Inc.
4.250% due 08/15/2017		100	103
5.000% due 05/15/2017		500	516
5.250% due 03/15/2018		800	828
Citigroup, Inc.
1.013% due 04/27/2018		6,000	5,979
6.125% due 11/15/2020 (c)		3,700	3,779
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		911	949
CVS Pass-Through Trust
7.507% due 01/10/2032		2,424	2,864
General Motors Financial Co., Inc.
2.750% due 05/15/2016		100	100
International Lease Finance Corp.
5.750% due 05/15/2016		100	102
8.750% due 03/15/2017		600	641
JPMorgan Chase & Co.
3.900% due 07/15/2025		6,900	7,114
Navient Corp.
8.000% due 03/25/2020		2,000	1,981
New York Life Global Funding
1.125% due 03/01/2017		1,400	1,400
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	2,012
Rio Oil Finance Trust
9.250% due 07/06/2024		1,750	1,297
SABMiller Holdings, Inc.
4.950% due 01/15/2042		2,600	2,646
Southwestern Energy Co.
7.500% due 02/01/2018		600	511
Tagua Leasing LLC
1.581% due 11/16/2024		5,458	5,278
UIL Holdings Corp.
4.625% due 10/01/2020		4,100	4,322

Wells Fargo & Co.
2.600% due 07/22/2020	4,200	4,194
3.000% due 02/19/2025	3,100	3,019

		91,059

MUNICIPAL BONDS & NOTES 2.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	6,950	8,840
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,600	5,464
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	7,500	8,860
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	6,400	7,574
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,480	2,593

		33,331

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
Adjustable Rate Mortgage Trust
2.421% due 01/25/2035	236	242
2.819% due 01/25/2036 ^	73	65
4.823% due 11/25/2037 ^	567	425
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^	630	539
Banc of America Funding Trust
0.612% due 04/20/2047 ^	311	246
0.632% due 04/25/2037 ^	182	131
2.754% due 05/25/2035	378	386
6.000% due 07/25/2037 ^	427	340
Banc of America Mortgage Trust
2.815% due 09/25/2034	615	604
5.500% due 11/25/2035 ^	682	646
6.000% due 10/25/2036 ^	271	230
Banc of America Re-REMIC Trust
5.651% due 02/17/2051	2,692	2,726
BCAP LLC Trust
0.391% due 08/26/2046	1,000	934
0.632% due 05/25/2047	818	615
0.642% due 05/25/2047 ^	920	706
4.000% due 02/26/2037	369	367
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 02/25/2036	164	143
2.622% due 08/25/2035	107	95
2.727% due 12/25/2046 ^	1,676	1,451
2.802% due 05/25/2047 ^	1,340	1,209
2.858% due 04/25/2034	238	231
2.894% due 02/25/2034	29	29
Bear Stearns ALT-A Trust
2.416% due 03/25/2036	763	531
2.601% due 05/25/2035	299	291
2.726% due 09/25/2035	148	126
2.820% due 05/25/2036 ^	709	491
3.048% due 09/25/2035 ^	654	495
Chase Mortgage Finance Trust
2.765% due 03/25/2037 ^	631	533
5.500% due 11/25/2035	998	1,007
Citigroup Mortgage Loan Trust, Inc.
0.391% due 10/25/2046	115	115
2.626% due 05/25/2035	198	187
5.302% due 04/25/2037 ^	539	472
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.399% due 09/25/2035 ^	3,096	2,685
CitiMortgage Alternative Loan Trust
6.000% due 01/25/2037 ^	1,113	968
Countrywide Alternative Loan Trust
0.542% due 06/25/2036	4,441	3,902
0.582% due 02/20/2047 ^	4,478	3,379
0.612% due 07/20/2046 ^	218	160
0.702% due 02/25/2037	1,108	869
0.743% due 11/20/2035	116	95
2.804% due 06/25/2037	866	726
5.500% due 10/25/2035 ^	58	54
5.500% due 02/25/2036 ^	103	94
6.000% due 01/25/2037 ^	925	858
6.000% due 02/25/2037 ^	1,717	1,365
6.000% due 05/25/2037 ^	803	654
6.250% due 12/25/2036 ^	813	662
6.500% due 08/25/2037 ^	486	340
8.000% due 10/25/2036 ^	59	61
Countrywide Home Loan Mortgage Pass-Through Trust
1.172% due 03/25/2035	993	652
2.766% due 08/25/2034 ^	19	17

5.500% due 10/25/2034	1,007	1,043
6.000% due 02/25/2037 ^	387	373
6.250% due 09/25/2036 ^	606	558
6.500% due 11/25/2036 ^	1,529	1,382
Countrywide Home Loan Reperforming REMIC Trust
0.762% due 06/25/2035	413	362
Credit Suisse Commercial Mortgage Trust
5.949% due 09/15/2039	3,097	3,227
Credit Suisse Mortgage Capital Certificates
2.370% due 04/26/2038	1,600	1,572
2.925% due 08/28/2036	103	100
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.750% due 08/25/2036 ^	608	487
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036 ^	606	522
Downey Savings & Loan Association Mortgage Loan Trust
2.547% due 07/19/2044	104	104
GreenPoint Mortgage Funding Trust
0.582% due 02/25/2037 ^	115	96
Greenpoint Mortgage Pass-Through Certificates
2.865% due 10/25/2033	46	45
GSR Mortgage Loan Trust
2.859% due 05/25/2037 ^	50	46
HarborView Mortgage Loan Trust
0.642% due 06/19/2035	1,352	1,207
2.754% due 02/25/2036 ^	100	84
2.789% due 07/19/2035 ^	48	40
2.886% due 07/19/2035	135	133
HomeBanc Mortgage Trust
0.752% due 10/25/2035	1,315	1,230
HSI Asset Securitization Corp. Trust
0.642% due 11/25/2035	1,112	682
Impac Secured Assets Trust
0.572% due 11/25/2036	1,578	1,121
0.592% due 01/25/2037	1,022	883
2.769% due 07/25/2035	158	118
IndyMac Mortgage Loan Trust
0.662% due 07/25/2035	20	18
2.511% due 11/25/2035	1,660	1,424
2.691% due 12/25/2034	14	13
3.000% due 06/25/2036	478	392
JPMorgan Alternative Loan Trust
2.782% due 05/25/2037 ^	739	615
3.219% due 12/25/2036	307	286
JPMorgan Mortgage Trust
2.607% due 10/25/2035 ^	706	639
2.683% due 07/25/2035	276	277
2.710% due 02/25/2035	21	21
2.726% due 07/25/2035	499	509
Lavender Trust
6.250% due 10/26/2036	268	275
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	597	574
Lehman XS Trust
0.381% due 03/25/2047 ^	1,121	912
Merrill Lynch Mortgage Investors Trust
0.632% due 02/25/2036	80	75
0.672% due 11/25/2035	11	10
1.244% due 10/25/2035	10	10
2.658% due 03/25/2036 ^	186	125
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.877% due 08/12/2049	1,300	1,356
Morgan Stanley Capital Trust
3.884% due 09/15/2047	695	695
5.692% due 04/15/2049	300	308
Morgan Stanley Mortgage Loan Trust
1.322% due 02/25/2036 ^	119	103
3.046% due 09/25/2035 ^	393	320
3.146% due 11/25/2037	1,463	1,127
4.287% due 05/25/2036 ^	367	287
Morgan Stanley Re-REMIC Trust
5.794% due 08/15/2045	171	176
Prime Mortgage Trust
0.922% due 02/25/2035	541	516
6.000% due 06/25/2036 ^	215	191
Residential Accredit Loans, Inc. Trust
0.522% due 05/25/2037	837	620
0.552% due 02/25/2037	955	834
0.562% due 01/25/2037	1,460	1,208
0.592% due 12/25/2036	556	431
0.602% due 06/25/2046	383	164
0.612% due 07/25/2036	760	597
0.822% due 11/25/2036 ^	554	346
5.000% due 09/25/2036 ^	150	116
6.000% due 07/25/2036 ^	972	789
6.500% due 07/25/2037	746	643

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^		659	592
6.000% due 06/25/2037 ^		73	68
Structured Adjustable Rate Mortgage Loan Trust
0.642% due 06/25/2037		618	538
0.742% due 10/25/2035		248	206
4.456% due 04/25/2036 ^		391	292
Structured Asset Mortgage Investments Trust
0.622% due 05/25/2036		697	524
0.632% due 05/25/2046		67	53
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.250% due 09/25/2034		405	409
Suntrust Adjustable Rate Mortgage Loan Trust
6.005% due 02/25/2037 ^		605	508
Thornburg Mortgage Securities Trust
1.162% due 09/25/2044		87	81
2.269% due 04/25/2045		165	165
WaMu Mortgage Pass-Through Certificates Trust
0.702% due 11/25/2045		191	168
0.812% due 10/25/2044		202	196
1.643% due 08/25/2042		14	13
3.824% due 12/25/2036 ^		624	570
6.008% due 10/25/2036 ^		1,090	911
Washington Mutual Mortgage Pass-Through Certificates Trust
0.582% due 02/25/2037 ^		1,084	799
5.500% due 11/25/2035 ^		234	231
6.500% due 08/25/2035 ^		200	181
Wells Fargo Mortgage-Backed Securities Trust
2.763% due 03/25/2036		683	680
2.807% due 01/25/2035		860	857
2.823% due 01/25/2035		60	61

			74,669

U.S. GOVERNMENT AGENCIES 10.1%
Fannie Mae
2.440% due 08/01/2022		470	469
2.500% due 03/01/2027 - 12/01/2027		7,506	7,607
2.850% due 06/01/2022		585	598
3.000% due 12/01/2021 - 05/01/2043		4,251	4,327
3.500% due 01/01/2026 - 10/01/2040		33	34
4.000% due 09/01/2030 - 12/01/2041		2,188	2,331
4.500% due 05/01/2023 - 08/01/2041		2,644	2,842
5.000% due 02/01/2027 - 10/01/2041		3,996	4,411
5.500% due 01/01/2029 - 02/01/2041		1,148	1,287
6.000% due 06/01/2026 - 06/01/2040		1,396	1,578
Fannie Mae, TBA
2.500% due 01/01/2031		7,000	7,054
3.000% due 01/01/2046 - 02/01/2046		28,000	27,967
3.500% due 01/01/2046 - 02/01/2046		40,000	41,196
4.500% due 01/01/2046		16,400	17,710
Freddie Mac
4.000% due 06/15/2042		500	544
4.500% due 05/01/2041		321	347
Freddie Mac, TBA
3.000% due 01/01/2046		9,000	8,983
Ginnie Mae, TBA
3.500% due 01/01/2046		3,700	3,856
4.000% due 01/01/2046		8,000	8,494

			141,635

U.S. TREASURY OBLIGATIONS 9.8%
U.S. Treasury Bonds
2.875% due 08/15/2045 (f)(j)		5,400	5,236
U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2022 (j)		207	201
0.125% due 07/15/2024 (f)(h)(j)		6,510	6,180
0.250% due 01/15/2025 (f)(h)(j)		51,205	48,840
0.375% due 07/15/2025 (f)		5,515	5,335
2.375% due 01/15/2025 (f)(h)(j)		26,620	30,246
2.500% due 01/15/2029 (f)(j)		34,691	41,077

			137,115

Total United States (Cost $555,286)			569,549

SHORT-TERM INSTRUMENTS 15.2%
SHORT-TERM NOTES 0.7%
Czech Republic Ministry of Finance Bill
0.010% due 02/12/2016 - 09/30/2016	CZK	243,000	9,781

JAPAN TREASURY BILLS 14.1%
(0.048%) due 01/12/2016 - 03/14/2016 (a)	JPY	23,730,000	197,442

U.S. TREASURY BILLS 0.4%
0.177% due 01/07/2016 - 01/28/2016 (a)(f)(j)		$5,537	5,537

Total Short-Term Instruments (Cost $210,250)			212,760

Total Investments in Securities (Cost $1,762,379)			1,694,113

	SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III		972,678	9,604

Total Short-Term Instruments (Cost $9,642)			9,604

Total Investments in Affiliates (Cost $9,642)			9,604

Total Investments 121.6% (Cost $1,772,021)			$1,703,717
Financial Derivative Instruments (g)(i) (0.4%) (Cost or Premiums, net $(7,844))			(5,894)
Other Assets and Liabilities, net (21.2%)			(297,117)

Net Assets 100.0%			$1,400,706

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$14,900	$14,605	1.04%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	0.450%	10/07/2015	04/07/2016	$(32,006)	$(32,042)
BSN	0.340	10/13/2015	01/13/2016	(11,767)	(11,776)
	0.410	11/03/2015	01/05/2016	(2,154)	(2,155)
GRE	0.950	12/24/2015	01/04/2016	(6,685)	(6,687)
	1.200	12/24/2015	01/05/2016	(26,168)	(26,178)
JPS	0.580	11/27/2015	01/27/2016	(1,574)	(1,575)

Total Reverse Repurchase Agreements					$(80,413)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Sale-Buyback Transactions (2)
MYI	(0.150)%	10/08/2015	01/12/2016	EUR	(83,932)	$(91,235)
UBS	0.750	12/29/2015	01/21/2016	GBP	(12,541)	(18,501)

Total Sale-Buyback Transactions						$(109,736)

(1)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(199,313) at a weighted average interest rate of 0.172%.
(2)	Payable for sale-buyback transactions includes $63 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	01/01/2046	$10,800	$(11,420)	$(11,426)
Fannie Mae, TBA	4.000	02/01/2046	10,000	(10,557)	(10,560)
Fannie Mae, TBA	4.500	01/01/2046	25,400	(27,409)	(27,428)
Fannie Mae, TBA	4.500	02/01/2046	26,400	(28,430)	(28,465)

Total Short Sales				$(77,816)	$(77,879)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(f)	Securities with an aggregate market value of $188,930 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$109.000	02/19/2016	773	$7	$6
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/19/2016	2,443	21	38
Call - CBOT U.S. Treasury 30-Year Note March Futures	200.000	02/19/2016	124	1	2

				$29	$46

Total Purchased Options				$29	$46

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	173	$(121)	$0	$(6)
90-Day Eurodollar June Futures	Short	06/2016	35	(14)	0	(1)
90-Day Eurodollar March Futures	Short	03/2016	1	0	0	0
90-Day Eurodollar March Futures	Short	03/2017	120	(91)	0	(4)
90-Day Eurodollar September Futures	Short	09/2016	153	(90)	0	(4)
Australia Government 10-Year Bond March Futures	Long	03/2016	146	49	0	(139)
Call Options Strike @ EUR 112.300 on Euro-Schatz 10-Year Bond March Futures	Long	02/2016	686	(4)	0	0
Call Options Strike @ EUR 112.600 on Euro-Schatz 10-Year Bond March Futures	Long	02/2016	67	0	0	0
Call Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2016	757	(1)	0	0
Call Options Strike @ EUR 172.500 on Euro-Bund 10-Year Bond March Futures	Long	02/2016	7	0	0	0
Euro-Bobl March Futures	Long	03/2016	1,096	(794)	48	0
Euro-BONO March Future	Long	03/2016	63	(40)	43	0
Euro-BTP Italy Government Bond March Futures	Short	03/2016	109	105	0	(64)
Euro-Bund 10-Year Bond March Futures	Short	03/2016	903	(299)	0	(39)
Euro-Buxl 30-Year Bond March Futures	Short	03/2016	41	138	0	(26)
Euro-OAT France Government 10-Year Bond March Futures	Long	03/2016	158	(301)	36	0
Euro-Schatz March Futures	Short	03/2016	753	160	0	(16)
Put Options Strike @ EUR 125.250 on Euro-Bobl 10-Year Bond March Futures	Long	02/2016	1,096	(1)	0	0
Put Options Strike @ EUR 125.500 on Euro-Bobl 10-Year Bond March Futures	Long	02/2016	1,096	(1)	0	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	773	(181)	109	0
U.S. Treasury 10-Year Note March Futures	Long	03/2016	2,123	(989)	630	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	124	(28)	0	(62)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	61	42	61	0
United Kingdom Long Gilt March Futures	Short	03/2016	8	3	9	(4)

Total Futures Contracts				$(2,458)	$936	$(365)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized (Depreciation)	Asset	Liability
iTraxx Senior 24 5-Year Index	(1.000%)	12/20/2020	EUR	27,500	$(350)	$(19)	$14	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020		$16,434	$647	$(8)	$16	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020		17,200	240	(9)	29	0
CDX.IG-25 5-Year Index	1.000	12/20/2020		37,200	218	(111)	5	0
iTraxx Europe Main 24 5-Year Index	1.000	12/20/2020	EUR	67,900	850	(147)	28	0

					$1,955	$(275)	$78	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	5.800%	12/19/2023	CAD	3,900	$502	$(15)	$3	$0
Pay	3-Month CAD-Bank Bill	3.300	06/19/2024		4,200	403	28	5	0
Pay	3-Month CAD-Bank Bill	6.200	12/15/2025		2,900	341	3	3	0
Pay	3-Month SEK-LIBOR	1.013	01/23/2025	SEK	28,300	(109)	1	8	0
Pay	3-Month SEK-LIBOR	1.023	01/23/2025		23,200	(86)	1	7	0
Pay	3-Month SEK-LIBOR	1.033	01/23/2025		39,700	(143)	(18)	12	0
Pay	3-Month SEK-LIBOR	1.036	01/23/2025		27,300	(97)	2	8	0
Pay	3-Month SEK-LIBOR	1.080	01/26/2025		9,900	(31)	1	3	0
Pay	3-Month SEK-LIBOR	1.085	01/26/2025		11,800	(36)	1	4	0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		$316,900	(699)	1,145	0	(76)
Receive	3-Month USD-LIBOR	1.500	12/16/2017		165,000	(1,207)	883	0	(36)
Receive	3-Month USD-LIBOR	2.038	08/31/2022		32,000	(216)	368	0	(73)
Receive	3-Month USD-LIBOR	2.000	08/31/2022		5,500	(24)	63	0	(13)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		235,200	(4,907)	(4,026)	0	(709)
Receive	3-Month USD-LIBOR	2.300	01/13/2023		22,400	(467)	264	0	(53)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		55,300	(1,699)	(2,377)	0	(230)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		84,400	566	289	0	(303)
Pay	3-Month USD-LIBOR	2.500	12/16/2035		8,500	(84)	(125)	58	0
Pay	3-Month USD-LIBOR	2.500	06/15/2046		8,300	(372)	(40)	66	0
Receive	6-Month AUD-BBR-BBSW	3.250	06/17/2026	AUD	3,200	(20)	6	26	0
Pay	6-Month EUR-EURIBOR	0.493	03/16/2021	EUR	66,000	422	221	10	0
Pay	6-Month EUR-EURIBOR	1.000	03/16/2026		76,500	(340)	(396)	0	(62)
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		7,750	261	45	22	0
Receive	6-Month GBP-LIBOR	0.970	02/13/2016	GBP	166,900	(859)	(751)	0	(8)
Receive	6-Month GBP-LIBOR	0.950	02/19/2016		152,800	(760)	(645)	0	(7)
Receive	6-Month GBP-LIBOR	1.750	09/16/2018		34,900	(345)	180	22	0
Receive	6-Month GBP-LIBOR	1.750	03/16/2021		500	(3)	4	1	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		18,400	92	(43)	96	0
Pay	6-Month GBP-LIBOR	2.250	03/16/2046		1,200	35	14	0	(13)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	27,890,000	193	(3)	0	(8)
Receive	6-Month JPY-LIBOR	0.500	09/18/2020		4,640,000	(666)	(81)	1	0
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		2,280,000	(351)	(60)	0	0
Pay	6-Month JPY-LIBOR	1.000	12/18/2025		2,410,000	1,157	185	4	0
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		1,170,000	505	252	0	(3)
Pay	6-Month JPY-LIBOR	1.500	12/20/2045		1,410,000	895	376	0	(22)
Pay	28-Day MXN-TIIE	4.340	09/28/2017	MXN	199,900	13	(20)	10	0
Pay	28-Day MXN-TIIE	4.195	10/05/2017		153,500	(9)	(16)	8	0
Pay	28-Day MXN-TIIE	4.130	10/17/2017		449,600	(71)	4	23	0
Pay	28-Day MXN-TIIE	4.260	10/31/2017		322,000	(21)	(21)	17	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		91,100	(16)	(39)	9	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		1,214,600	(107)	(546)	101	0

						$(8,360)	$(4,886)	$527	$(1,616)

Total Swap Agreements						$(6,755)	$(5,180)	$619	$(1,616)

(h)	Securities with an aggregate market value of $24,816 and cash of $6,036 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2016		$3,574	MYR	14,761	$0	$(153)
	02/2016	IDR	3,706,058		$265	1	0
	02/2016		$311	IDR	4,348,860	0	(2)
BOA	01/2016	BRL	62,038		$19,818	4,144	(7)
	01/2016	EUR	295,465		315,020	0	(6,076)
	01/2016	JPY	760,000		6,187	0	(136)

	01/2016		$15,888	BRL	62,038	0	(207)
	01/2016		26,184	CAD	36,364	97	0
	01/2016		17,092	CNY	109,737	0	(327)
	01/2016		303,283	EUR	276,013	0	(3,326)
	02/2016	CAD	36,364		$26,186	0	(95)
	02/2016	EUR	276,013		303,498	3,334	0
	02/2016		$1,830	SEK	15,900	56	0
	02/2016		11,655	THB	418,415	0	(43)
	03/2016	JPY	300,000		$2,450	0	(49)
	04/2016	DKK	191,500		28,320	359	0
	07/2016		56,066		8,467	252	0
	09/2016	CNH	21,780		3,295	65	0
BPS	01/2016	BRL	41,692		10,601	63	0
	01/2016	JPY	260,000		2,137	0	(27)
	01/2016		$10,671	BRL	41,692	0	(133)
	01/2016		3,279	GBP	2,200	0	(36)
	01/2016		2,017	KRW	2,380,867	8	0
	02/2016	BRL	119,549		$30,454	533	0
	03/2016	JPY	5,570,000		45,642	0	(762)
	04/2016		$733	CLP	521,072	0	(5)
	09/2016	CNH	49,207		$7,445	147	0
BRC	01/2016	BRL	4,467		1,131	2	0
	01/2016	IDR	4,209,880		302	0	(1)
	01/2016	KRW	789,758		691	19	0
	01/2016		$1,144	BRL	4,467	0	(15)
	01/2016		2,338	MYR	9,929	0	(37)
	02/2016	INR	316,086		$4,675	0	(65)
	02/2016	TWD	61,320		1,847	0	(11)
	02/2016		$13,236	COP	38,767,236	0	(1,071)
	03/2016		195	MXN	3,372	0	(1)
	03/2016		7,352	PEN	24,650	0	(206)
	09/2016	CNH	24,309		$3,655	47	0
CBK	01/2016	EUR	3,544		3,798	0	(53)
	01/2016	KRW	1,147		1	0	0
	01/2016	MYR	9,023		2,086	0	(5)
	01/2016		$604	CNH	3,849	0	(20)
	01/2016		40,894	EUR	38,313	750	(7)
	01/2016		58,746	INR	3,901,478	59	0
	01/2016		956	KRW	1,108,482	0	(13)
	01/2016		890	TRY	2,599	1	0
	02/2016	EUR	8,157		$8,923	52	0
	02/2016	SEK	17,284		1,995	0	(55)
	02/2016		$8,428	CZK	211,767	98	0
	02/2016		6,633	DKK	45,275	0	(34)
	03/2016	JPY	570,000		$4,655	0	(93)
	04/2016	BRL	36,512		10,515	1,562	0
	09/2016	CNH	12,159		1,828	23	0
DUB	01/2016	BRL	233,674		59,679	615	0
	01/2016	GBP	89,885		135,502	2,994	0
	01/2016	KRW	1,386,239		1,207	28	0
	01/2016		$61,444	BRL	233,674	0	(2,380)
	02/2016	CZK	151,373		$6,377	284	0
	02/2016	SEK	2,150		253	0	(2)
	02/2016		$58,024	BRL	229,475	0	(592)
	02/2016		877	CZK	22,344	23	0
	02/2016		13,198	ILS	51,191	0	(32)
	07/2016	DKK	56,700		$8,716	409	0
	10/2016	CZK	239,293	EUR	8,990	99	0
FBF	01/2016	BRL	20,109		$5,150	67	0
	01/2016	KRW	2,289		2	0	0
	01/2016		$5,192	BRL	20,109	0	(109)
	02/2016		983	COP	2,885,154	0	(77)
	03/2016	JPY	890,000		$7,265	0	(149)
	04/2016	BRL	76,376		22,077	3,349	0
	05/2016		85,859		24,682	3,824	0
GLM	01/2016	EUR	25,168		26,870	23	(504)
	01/2016		$6,199	EUR	5,704	4	(4)
	01/2016		325	KRW	368,053	0	(12)
	01/2016		10,606	PHP	499,675	31	0
	02/2016		855	ILS	3,306	0	(5)
	02/2016		1,717	TWD	56,037	0	(19)
	03/2016		43,906	MXN	752,889	0	(435)
	05/2016	HUF	56,859		$194	0	(2)
	07/2016	BRL	38,234		10,669	1,563	0
HUS	01/2016	CAD	250		185	4	0
	01/2016	NOK	18,595		2,137	36	0
	01/2016		$6,783	DKK	43,665	0	(425)
	02/2016	DKK	115,160		$16,640	0	(147)
	02/2016		$13,359	BRL	52,863	0	(128)
	02/2016		10,757	HKD	83,327	0	0
	02/2016		699	TWD	23,095	1	0
	03/2016		758	PEN	2,600	0	(4)
	04/2016	DKK	44,156		$6,536	89	0
	04/2016		$9,471	CLP	6,735,811	0	(67)
	09/2016	CNH	12,154		$1,828	24	0
	09/2016	CZK	92,139		3,841	86	0
JPM	01/2016	BRL	116,612		33,277	3,801	0
	01/2016	CAD	36,114		27,102	1,002	0
	01/2016	DKK	19,323		2,952	139	0
	01/2016	INR	877,921		13,218	0	(15)
	01/2016	JPY	8,610,807		70,065	0	(1,581)
	01/2016	KRW	3,210,496		2,769	39	0
	01/2016	RUB	78,905		1,170	91	0
	01/2016		$21,590	AUD	29,698	50	0
	01/2016		30,256	BRL	116,612	0	(781)
	01/2016		13,367	EUR	12,260	18	(61)
	01/2016		127,329	GBP	85,803	0	(839)
	01/2016		8,253	INR	552,283	71	0
	01/2016		38,274	KRW	44,925,871	19	(87)
	02/2016	AUD	29,698		$21,561	0	(50)
	02/2016	CHF	3,628		3,619	0	(9)
	02/2016	DKK	15,695		2,251	0	(37)
	02/2016	GBP	85,803		127,334	834	0
	02/2016	IDR	27,589,350		1,930	0	(31)
	02/2016	NZD	4,989		3,407	0	0
	02/2016		$16,124	TWD	525,733	0	(192)
	03/2016		259	MXN	4,423	0	(4)
	04/2016	DKK	40,745		$6,045	96	0
	09/2016	CNH	91,977		13,915	275	0
	09/2016		$7,455	CNH	48,623	0	(239)
	10/2016	CZK	79,520		$3,359	113	0
	10/2016	DKK	50,888		7,767	282	0
MSB	01/2016	BRL	5,953		1,525	20	0
	01/2016	DKK	30,275		4,633	224	0
	01/2016		$1,533	BRL	5,953	0	(29)
	01/2016		1,389	GBP	925	0	(25)
	01/2016		44,249	JPY	5,354,000	295	0
	01/2016		910	MYR	3,824	0	(24)
	01/2016		1,115	RUB	78,905	0	(36)
	02/2016	ILS	9,956		$2,570	9	0
	02/2016	JPY	5,354,000		44,274	0	(297)
	04/2016	RUB	78,905		1,088	36	0
NAB	01/2016	AUD	29,698		21,366	0	(275)
NGF	02/2016	SGD	4,241		2,995	9	0
SCX	01/2016	MYR	21,952		5,009	0	(78)
	01/2016	NZD	10,880		7,111	0	(330)
	01/2016		$14,306	TRY	42,224	105	0
	02/2016	IDR	14,694,830		$1,018	0	(27)
	02/2016		$10,097	SGD	14,215	0	(89)
	03/2016	JPY	1,710,000		$14,062	0	(187)
	05/2016		$15,510	ZAR	230,631	0	(951)
SOG	01/2016	IDR	4,980,150		$357	0	(2)
	01/2016	INR	144,744		2,179	0	(3)
	01/2016	KRW	4,440,207		3,846	70	0
	01/2016		$3,746	MYR	16,035	0	(30)
	02/2016	TWD	48,591		$1,468	0	(5)
	03/2016		$7,896	RON	32,540	0	(69)
UAG	01/2016	BRL	7,479		$1,937	47	0
	01/2016	EUR	11,939		12,970	0	(5)
	01/2016	INR	749,480		11,278	0	(18)
	01/2016	JPY	6,047,300		49,172	0	(1,140)
	01/2016		$1,915	BRL	7,479	0	(25)
	01/2016		4,199	EUR	3,826	0	(41)
	01/2016		1,446	GBP	957	0	(35)
	01/2016		5,664	JPY	693,300	104	0
	01/2016		2,410	KRW	2,766,849	0	(57)
	01/2016		2,448	MYR	10,189	0	(87)
	01/2016		2,144	NOK	18,595	0	(44)
	01/2016		3,959	NZD	5,891	71	0
	02/2016	NOK	18,595		$2,144	44	0
	02/2016	SGD	1,997		1,411	5	0
	02/2016		$1,917	BRL	7,479	0	(45)
	05/2016		15,256	PLN	60,756	197	0
	07/2016	DKK	56,700		$8,705	398	0
	09/2016	CNH	11,053		1,672	33	0
	09/2016		$25,796	CNH	168,192	0	(853)

Total Forward Foreign Currency Contracts						$33,722	$(26,897)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC EUR versus USD		$1.350	03/08/2016	EUR	40,000	$4	$0
BPS	Call - OTC NZD versus USD		0.780	01/08/2016	NZD	10,000	1	0
DUB	Call - OTC USD versus BRL	BRL	4.000	03/28/2016		$1,700	77	90
FBF	Call - OTC USD versus BRL		4.000	03/28/2016		9,300	406	494
GLM	Call - OTC USD versus JPY	JPY	125.100	01/27/2016		7,800	55	2
SCX	Call - OTC USD versus CNY	CNY	6.520	10/31/2016		715	219	499

							$762	$1,085

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GST	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	09/01/2016	EUR 52,600	$789	$712

Total Purchased Options							$1,551	$1,797

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$7,700	$(14)	$(7)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	11,600	(22)	(10)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	3,900	(8)	(3)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	14,000	(8)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	14,000	(27)	(21)

						$(79)	$(41)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016	$4,900	$(57)	$(78)
CBK	Call - OTC USD versus RUB	RUB	71.500	03/09/2016	1,600	(34)	(76)
DUB	Put - OTC USD versus BRL	BRL	3.800	03/28/2016	1,700	(34)	(26)
	Call - OTC USD versus BRL		4.300	03/28/2016	1,700	(36)	(44)
FBF	Put - OTC USD versus BRL		3.800	03/28/2016	9,300	(199)	(143)
	Call - OTC USD versus BRL		4.300	03/28/2016	9,300	(191)	(240)
GLM	Put - OTC USD versus JPY	JPY	117.350	01/27/2016	15,600	(112)	(30)
	Put - OTC USD versus KRW	KRW	1,092.500	01/20/2016	1,300	(10)	0
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016	5,900	(66)	(38)
JPM	Call - OTC USD versus CNY		6.600	02/05/2016	5,000	(57)	(32)
	Put - OTC USD versus KRW	KRW	1,082.500	01/19/2016	3,600	(27)	0
	Put - OTC USD versus KRW		1,092.500	01/20/2016	3,700	(29)	0
MSB	Call - OTC USD versus RUB	RUB	70.000	02/02/2016	2,000	(35)	(92)
SOG	Call - OTC USD versus CNY	CNY	7.000	11/01/2016	12,500	(149)	(199)

						$(1,036)	$(998)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$10,300	$(91)	$(6)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	(88)	(6)

						$(179)	$(12)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	25,300	$(93)	$0
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		25,300	(220)	(540)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	03/10/2016	GBP	13,450	(106)	(43)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.250	03/10/2016		13,450	(72)	(84)
	Call - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.800	01/12/2016		10,100	(176)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.400	01/12/2016		10,100	(160)	(2)
GST	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.493	09/01/2016	EUR	21,100	(792)	(898)
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	02/01/2016	GBP	16,300	(120)	(17)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.300	02/01/2016		16,300	(109)	(14)

								$(1,848)	$(1,598)

Total Written Options								$(3,142)	$(2,649)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	UBS AG	(1.000)%	03/20/2017	0.922%	$500	$0	$(1)	$0	$(1)
BRC	UBS AG	(1.000)	03/20/2017	0.922	5,200	4	(11)	0	(7)
CBK	UBS AG	(1.000)	03/20/2017	0.922	4,000	3	(8)	0	(5)

						$7	$(20)	$0	$(13)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Export-Import Bank of China	1.000%	09/20/2016	0.404%		$650	$(18)	$21	$3	$0
	France Government International Bond	0.250	03/20/2020	0.195		4,400	(34)	44	10	0
	Greece Government International Bond	1.000	12/20/2016	18.753		1,250	(175)	(12)	0	(187)
	South Africa Government International Bond	1.000	03/20/2019	2.853		10,550	(481)	(107)	0	(588)
	South Africa Government International Bond	1.000	09/20/2019	2.988		13,200	(365)	(535)	0	(900)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	1,400	(12)	10	0	(2)
BPS	Indonesia Government International Bond	1.000	12/20/2019	1.866		$21,300	(410)	(277)	0	(687)
	Petrobras International Finance Co.	1.000	09/20/2019	9.939		13,600	(700)	(2,865)	0	(3,565)
	U.S. Treasury Notes	0.250	06/20/2016	0.103	EUR	2,400	(24)	26	2	0
BRC	Banque Centrale de Tunisie S.A.	1.000	03/20/2016	2.285		$9,600	(373)	349	0	(24)
	France Government International Bond	0.250	03/20/2020	0.195		3,900	(27)	36	9	0
	Indonesia Government International Bond	1.000	09/20/2019	1.793		8,700	(110)	(132)	0	(242)
	Russia Government International Bond	1.000	09/20/2016	1.591		4,200	(56)	40	0	(16)
	South Africa Government International Bond	1.000	12/20/2019	3.042		36,000	(1,470)	(1,202)	0	(2,672)
	Tesco PLC	1.000	12/20/2019	2.504	EUR	1,400	(25)	(61)	0	(86)
	Tesco PLC	1.000	12/20/2020	2.886		600	(48)	(8)	0	(56)
CBK	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.378		$1,000	(1)	3	2	0
	France Government International Bond	0.250	03/20/2020	0.195		4,100	(37)	47	10	0
	France Government International Bond	0.250	06/20/2020	0.212		800	(5)	6	1	0
	Teck Resources Ltd.	1.000	03/20/2016	8.232		3,400	(10)	(43)	0	(53)
	Tesco PLC	1.000	12/20/2019	2.504	EUR	800	(10)	(39)	0	(49)
DUB	Indonesia Government International Bond	1.000	12/20/2019	1.866		$5,000	(100)	(61)	0	(161)
FBF	Export-Import Bank of China	1.000	12/20/2016	0.410		1,800	(175)	186	11	0
	Tesco PLC	1.000	12/20/2020	2.886	EUR	600	(47)	(9)	0	(56)
GST	Chesapeake Energy Corp.	5.000	09/20/2018	45.546		$300	(29)	(153)	0	(182)
	France Government International Bond	0.250	03/20/2020	0.195		19,100	(172)	217	45	0
	France Government International Bond	0.250	06/20/2020	0.212		1,600	(9)	12	3	0
	Greece Government International Bond	1.000	06/20/2016	21.949		5,700	(570)	123	0	(447)
	Indonesia Government International Bond	1.000	12/20/2019	1.866		9,600	(187)	(123)	0	(310)
	Tesco PLC	1.000	12/20/2019	2.504	EUR	325	(1)	(19)	0	(20)
HUS	France Government International Bond	0.250	03/20/2020	0.195		$2,000	(13)	18	5	0
	Qatar Government International Bond	1.000	03/20/2016	0.356		3,000	(3)	8	5	0
	Qatar Government International Bond	1.000	06/20/2016	0.356		500	(4)	6	2	0
	Russia Government International Bond	1.000	09/20/2016	1.591		4,200	(49)	33	0	(16)
	South Africa Government International Bond	1.000	12/20/2019	3.042		5,000	(201)	(170)	0	(371)
JPM	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.378		500	0	1	1	0
	France Government International Bond	0.250	03/20/2020	0.195		5,300	(41)	54	13	0
	France Government International Bond	0.250	06/20/2020	0.212		1,600	(9)	12	3	0
	Indonesia Government International Bond	1.000	12/20/2019	1.866		14,300	(272)	(189)	0	(461)
	Qatar Government International Bond	1.000	03/20/2016	0.356		900	(1)	3	2	0
	Russia Government International Bond	1.000	09/20/2016	1.591		3,300	(47)	34	0	(13)
	Saudi Arabia Government International Bond	1.000	12/20/2020	1.526		8,200	(192)	(5)	0	(197)
MYC	Brazil Government International Bond	1.000	03/20/2019	4.263		24,900	(902)	(1,498)	0	(2,400)
	Chesapeake Energy Corp.	5.000	09/20/2018	45.546		300	(26)	(156)	0	(182)
	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.378		3,800	(10)	17	7	0
	Emirate of Abu Dhabi Government International Bond	1.000	06/20/2016	0.378		1,000	(8)	11	3	0
	Export-Import Bank of China	1.000	09/20/2016	0.404		650	(18)	21	3	0
	France Government International Bond	0.250	03/20/2020	0.195		4,000	(28)	38	10	0
	Qatar Government International Bond	1.000	03/20/2016	0.356		1,000	(2)	4	2	0
	Qatar Government International Bond	1.000	06/20/2016	0.356		500	(4)	6	2	0
	Texas State General Obligation Bonds, Series 2003	0.950	03/20/2021	0.315		7,200	0	231	231	0

							$(7,511)	$(6,047)	$385	$(13,943)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	iTraxx Europe Subordinated 23 5-Year Index	(1.000)%	12/20/2020	EUR	3,400	$75	$22	$97	$0
BPS	iTraxx Europe Subordinated 23 5-Year Index	(1.000)	12/20/2020		12,700	279	84	363	0
BRC	iTraxx Europe Subordinated 23 5-Year Index	(1.000)	12/20/2020		2,600	56	18	74	0
SOG	iTraxx Europe Subordinated 24 5-Year Index	(1.000)	12/20/2020		2,800	65	15	80	0

						$475	$139	$614	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021	EUR	5,400		$5,924	$(18)	$32	$14	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2026		7,190		7,794	22	97	119	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		36,400		39,458	46	496	542	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021		33,197		36,417	(25)	111	86	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021		600		658	(2)	4	2	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2026		32,770		35,523	401	141	542	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021		77,900		85,456	(58)	260	202	0
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2026		10,300		11,165	162	8	170	0
MYC	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.9075% based on the notional amount of currency delivered	03/16/2021		$5,487	JPY	670,000	(51)	(19)	0	(70)

								$477	$1,130	$1,677	$(70)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	3-Month ZAR-JIBAR	7.500%	09/17/2019	ZAR	240,000	$(48)	$(554)	$0	$(602)
HUS	Receive	1-Year BRL-CDI	12.230	01/04/2021	BRL	6,600	182	2	184	0
	Receive	1-Year BRL-CDI	16.150	01/04/2021		94,100	142	21	163	0
JPM	Pay	1-Year BRL-CDI	11.320	01/04/2016		41,400	(6)	(66)	0	(72)

							$270	$(597)	$347	$(674)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$39	$0	$65	$65	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450	08/16/2016	19	0	34	34	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016	20	0	39	39	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	18	0	36	36	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800	08/16/2016	14	0	29	29	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	17	0	39	39	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.400	12/06/2016	10	0	10	10	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016	20	0	2	2	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450	08/16/2016	19	0	(2)	0	(2)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016	39	0	(8)	0	(8)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	18	0	(16)	0	(16)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	31	0	(34)	0	(34)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.800	12/06/2016	10	0	(4)	0	(4)

						$0	$190	$254	$(64)

Total Swap Agreements						$(6,282)	$(5,205)	$3,277	$(14,764)

(j)	Securities with an aggregate market value of $21,880 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bahrain
Sovereign Issues	$0	$4,086	$0	$4,086
Belgium
Corporate Bonds & Notes	0	2,841	0	2,841
Brazil
Corporate Bonds & Notes	0	12,455	0	12,455
Sovereign Issues	0	2,354	0	2,354
Canada
Non-Agency Mortgage-Backed Securities	0	5,766	0	5,766
Sovereign Issues	0	20,878	0	20,878
Cayman Islands
Asset-Backed Securities	0	3,571	0	3,571
Corporate Bonds & Notes	0	7,475	0	7,475
China
Sovereign Issues	0	1,055	0	1,055
Colombia
Corporate Bonds & Notes	0	4,933	0	4,933
Czech Republic
Sovereign Issues	0	12,817	0	12,817
Denmark
Corporate Bonds & Notes	0	92,193	0	92,193
France
Corporate Bonds & Notes	0	21,681	0	21,681
Sovereign Issues	0	15,637	0	15,637
Germany
Bank Loan Obligations	0	0	1,588	1,588
Corporate Bonds & Notes	0	937	0	937
Sovereign Issues	0	90,448	0	90,448
Greece
Corporate Bonds & Notes	0	6,355	0	6,355
Hong Kong
Corporate Bonds & Notes	0	18,274	0	18,274
Indonesia
Sovereign Issues	0	24,555	0	24,555
Ireland
Asset-Backed Securities	0	898	0	898
Corporate Bonds & Notes	0	24,341	0	24,341
Non-Agency Mortgage-Backed Securities	0	7,317	0	7,317
Italy
Corporate Bonds & Notes	0	20,260	0	20,260
Non-Agency Mortgage-Backed Securities	0	12,069	0	12,069
Sovereign Issues	0	14,971	0	14,971
Japan
Corporate Bonds & Notes	0	2,183	0	2,183
Sovereign Issues	0	461	0	461
Luxembourg
Asset-Backed Securities	0	297	0	297
Corporate Bonds & Notes	0	4,297	0	4,297
Mexico
Corporate Bonds & Notes	0	15	0	15
Sovereign Issues	0	8,568	0	8,568
Netherlands
Asset-Backed Securities	0	6,684	0	6,684
Corporate Bonds & Notes	0	42,746	0	42,746
Non-Agency Mortgage-Backed Securities	0	776	0	776
Norway
Corporate Bonds & Notes	0	5,554	0	5,554
Sovereign Issues	0	2,287	0	2,287
Poland
Sovereign Issues	0	6,246	0	6,246
Portugal
Corporate Bonds & Notes	0	4,172	0	4,172
Qatar
Sovereign Issues	0	15,408	0	15,408
Slovakia
Sovereign Issues	0	1,087	0	1,087
Slovenia
Sovereign Issues	0	64,265	0	64,265
South Africa
Sovereign Issues	0	3,439	0	3,439
South Korea
Sovereign Issues	0	6,821	0	6,821
Spain
Asset-Backed Securities	0	4,648	0	4,648
Corporate Bonds & Notes	0	10,509	0	10,509
Sovereign Issues	0	72,336	0	72,336
Sweden
Corporate Bonds & Notes	0	4,282	0	4,282
Switzerland
Corporate Bonds & Notes	0	18,335	0	18,335
United Kingdom
Bank Loan Obligations	0	6,733	0	6,733
Corporate Bonds & Notes	0	102,356	0	102,356
Non-Agency Mortgage-Backed Securities	0	68,541	0	68,541
Sovereign Issues	0	19,003	0	19,003
United States
Asset-Backed Securities	0	91,740	0	91,740
Corporate Bonds & Notes	0	76,454	14,605	91,059
Municipal Bonds & Notes	0	33,331	0	33,331
Non-Agency Mortgage-Backed Securities	0	74,669	0	74,669
U.S. Government Agencies	0	141,635	0	141,635
U.S. Treasury Obligations	0	137,115	0	137,115
Short-Term Instruments
Short-Term Notes	0	9,781	0	9,781
Japan Treasury Bills	0	197,442	0	197,442
U.S. Treasury Bills	0	5,537	0	5,537
	$0	$1,677,920	$16,193	$1,694,113

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	9,604	0	0	9,604

Total Investments	$9,604	$1,677,920	$16,193	$1,703,717

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(77,879)	$0	$(77,879)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	936	665	0	1,601
Over the counter	0	38,796	0	38,796
	$936	$39,461	$0	$40,397

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(365)	(1,616)	0	(1,981)
Over the counter	0	(44,310)	0	(44,310)

	$(365)	$(45,926)	$0	$(46,291)

Totals	$10,175	$1,593,576	$16,193	$1,619,944

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (1)
Investments in Securities, at Value
United States
Bank Loan Obligations	$0	$1,599	$0	$0	$0	$(11)	$0	$0	$1,588	$(12)
Corporate Bonds & Notes	15,770	0	(97)	0	0	(119)	0	(949)	14,605	(295)
Non-Agency Mortgage-Backed Securities	2,888	0	(57)	(1)	(4)	(100)	0	(2,726)	0	0

Totals	$18,658	$1,599	$(154)	$(1)	$(4)	$(230)	$0	$(3,675)	$16,193	$(307)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
United States
Bank Loan Obligations	$1,588	Proxy Pricing	Base Price	97.00
Corporate Bonds & Notes	14,605	Proxy Pricing	Base Price	98.00

Total	$16,193

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.0%
AUSTRALIA 0.0%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Swan Trust
3.370% due 04/25/2041	AUD	265	$194
Torrens Trust
2.485% due 10/19/2038		87	63

Total Australia (Cost $323)			257

BRAZIL 0.3%
CORPORATE BONDS & NOTES 0.3%
Petrobras Global Finance BV
3.250% due 03/17/2017		$900	835
3.406% due 03/17/2020		1,700	1,211

Total Brazil (Cost $2,602)			2,046

CANADA 3.4%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
0.933% due 06/01/2020	CAD	656	468
1.133% due 07/01/2020		1,628	1,169
1.133% due 08/01/2020		686	492

			2,129

SOVEREIGN ISSUES 3.1%
Canada Government International Bond
1.500% due 12/01/2044 (d)		440	389
Province of Alberta
1.250% due 06/01/2020		2,400	1,727
2.350% due 06/01/2025		2,500	1,803
Province of British Columbia
4.300% due 06/18/2042		100	88
Province of Ontario
2.100% due 09/08/2018		700	521
2.450% due 06/29/2022		$500	496
2.600% due 06/02/2025	CAD	9,300	6,871
3.150% due 06/02/2022		3,300	2,580
3.450% due 06/02/2045		1,200	907
3.500% due 06/02/2024		3,100	2,468
4.000% due 10/07/2019		$400	429
Province of Quebec
2.750% due 08/25/2021		700	710
4.250% due 12/01/2021	CAD	700	579
5.125% due 11/14/2016		$300	310

			19,878

Total Canada (Cost $24,314)			22,007

CAYMAN ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Four Corners CLO Ltd.
0.590% due 01/26/2020		$429	426
OHA Credit Partners Ltd.
1.582% due 05/15/2023		1,288	1,282

Total Cayman Islands (Cost $1,713)			1,708

CHINA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		$900	897

Total China (Cost $899)			897

DENMARK 5.0%
CORPORATE BONDS & NOTES 5.0%
Nykredit Realkredit A/S
1.000% due 07/01/2016	DKK	35,300	5,171
1.000% due 10/01/2016		128,200	18,822
3.000% due 10/01/2047		25,900	3,721
Realkredit Danmark A/S
2.000% due 01/01/2016		11,300	1,645
2.500% due 10/01/2037		8,700	1,262
3.000% due 10/01/2047		10,064	1,450

Total Denmark (Cost $33,034)			32,071

FRANCE 2.9%
CORPORATE BONDS & NOTES 0.6%
BNP Paribas Cardif S.A.
4.032% due 11/25/2025 (e)	EUR	1,500	1,562
Credit Agricole Assurances S.A.
4.250% due 01/13/2025 (e)		1,400	1,449
Credit Agricole S.A.
8.125% due 09/19/2033		$1,000	1,106

			4,117

SOVEREIGN ISSUES 2.3%
France Government International Bond
1.000% due 11/25/2025	EUR	2,400	2,612
2.500% due 05/25/2030		300	369
3.250% due 05/25/2045		4,600	6,357
4.000% due 10/25/2038		1,300	1,978
4.500% due 04/25/2041		2,200	3,633

			14,949

Total France (Cost $19,595)			19,066

GERMANY 1.8%
BANK LOAN OBLIGATIONS 0.2%
Hellenic Republic
3.930% due 03/30/2016	EUR	1,500	1,588
CORPORATE BONDS & NOTES 1.1%
Commerzbank AG
8.125% due 09/19/2023		$2,600	2,994
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	800	594
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		300	231
5.375% due 04/23/2024	NZD	1,400	1,027
5.500% due 03/29/2022	AUD	1,100	906
7.000% due 05/10/2017	NZD	200	143
Symrise AG
4.125% due 10/25/2017	EUR	1,100	1,264

			7,159

SOVEREIGN ISSUES 0.5%
Republic of Germany
0.100% due 04/15/2023 (d)		622	709
4.250% due 07/04/2039		1,300	2,222

			2,931

Total Germany (Cost $12,658)			11,678

GREECE 0.3%
CORPORATE BONDS & NOTES 0.3%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,700	1,808

Total Greece (Cost $2,313)			1,808

IRELAND 1.9%
ASSET-BACKED SECURITIES 0.0%
Mercator CLO PLC
0.149% due 02/18/2024	EUR	96	103

CORPORATE BONDS & NOTES 1.9%
Depfa ACS Bank
3.875% due 11/14/2016		6,900	7,735
4.875% due 05/21/2019		400	502
5.125% due 03/16/2037		$1,150	1,409
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022	EUR	2,000	2,683

			12,329

Total Ireland (Cost $12,859)			12,432

ITALY 7.0%
CORPORATE BONDS & NOTES 1.3%
Banca Carige SpA
3.875% due 10/24/2018	EUR	2,600	3,062
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2056		1,530	1,814
Banco Popolare SC
3.500% due 03/14/2019		2,200	2,454
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$700	700
5.017% due 06/26/2024		600	592

			8,622

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Berica ABS SRL
0.168% due 12/31/2055	EUR	130	140
Berica Residential MBS SRL
0.229% due 03/31/2048		694	741
Casa D’este Finance SRL
0.222% due 09/15/2040		660	699
Claris SRL
0.354% due 10/31/2060		902	966

			2,546

SOVEREIGN ISSUES 5.3%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)		1,099	1,240
2.500% due 12/01/2024		300	354
3.250% due 09/01/2046		400	486
3.750% due 09/01/2024		4,900	6,322
4.000% due 02/01/2037		2,500	3,391
4.500% due 05/01/2023		2,700	3,621
4.500% due 03/01/2024		12,700	17,152
5.500% due 09/01/2022		250	349
Italy Government International Bond
6.000% due 08/04/2028	GBP	900	1,600

			34,515

Total Italy (Cost $47,613)			45,683

JAPAN 6.1%
CORPORATE BONDS & NOTES 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$600	595
SOVEREIGN ISSUES 6.0%
Japan Government International Bond
1.400% due 09/20/2034	JPY	1,050,000	9,498
1.600% due 03/20/2033		130,000	1,226

1.700% due 09/20/2032		2,910,000	27,888

			38,612

Total Japan (Cost $40,954)			39,207

JERSEY, CHANNEL ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
Highlander Euro CDO BV
0.488% due 09/06/2022	EUR	889	963

Total Jersey, Channel Islands (Cost $983)			963

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
4.250% due 06/04/2018	EUR	1,350	1,594

Total Luxembourg (Cost $1,549)			1,594

MEXICO 1.4%
SOVEREIGN ISSUES 1.4%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	59,100	3,450
6.500% due 06/09/2022		90,900	5,440
8.500% due 12/13/2018		5,950	380

Total Mexico (Cost $10,533)			9,270

NETHERLANDS 1.6%
ASSET-BACKED SECURITIES 0.2%
Cadogan Square CLO BV
0.279% due 01/17/2023	EUR	155	167
Highlander Euro CDO BV
0.161% due 05/01/2023		562	598
Panther CDO BV
0.312% due 10/15/2084		334	349

			1,114

CORPORATE BONDS & NOTES 1.4%
Bank Nederlandse Gemeenten NV
4.550% due 02/15/2019	CAD	3,500	2,776
Rabobank Group
8.375% due 07/26/2016 (e)		$5,501	5,676
8.400% due 06/29/2017 (e)		800	862

			9,314

Total Netherlands (Cost $10,666)			10,428

NORWAY 0.8%
CORPORATE BONDS & NOTES 0.3%
Eksportfinans ASA
2.375% due 05/25/2016		$1,500	1,502
5.500% due 05/25/2016		500	507

			2,009

SOVEREIGN ISSUES 0.5%
Kommunalbanken A/S
0.983% due 03/27/2017		2,400	2,406
Norway Government International Bond
3.750% due 05/25/2021	NOK	6,500	840

			3,246

Total Norway (Cost $5,355)			5,255

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
3.250% due 07/25/2025	PLN	100	26

Total Poland (Cost $30)			26

PORTUGAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Espirito Santo S.A.
2.625% due 05/08/2017	EUR	300	47
4.000% due 01/21/2019		200	30
4.750% due 01/15/2018		700	104
Novo Banco S.A.
5.000% due 04/23/2019		200	191
5.000% due 05/21/2019		600	584

Total Portugal (Cost $2,255)			956

SLOVENIA 3.1%
SOVEREIGN ISSUES 3.1%
Slovenia Government International Bond
4.125% due 02/18/2019		$6,500	6,849
4.125% due 01/26/2020	EUR	850	1,062
4.700% due 11/01/2016		3,100	3,500
4.750% due 05/10/2018		$2,500	2,660
5.250% due 02/18/2024		3,600	3,980
5.500% due 10/26/2022		1,100	1,232
5.850% due 05/10/2023		600	685

Total Slovenia (Cost $20,524)			19,968

SPAIN 6.5%
CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (e)	EUR	600	639
Banco Santander S.A.
6.250% due 09/11/2021 (e)		500	510
BPE Financiaciones S.A.
2.875% due 05/19/2016		100	109

			1,258

SOVEREIGN ISSUES 6.3%
Autonomous Community of Andalusia Spain
4.850% due 03/17/2020		800	1,008
Autonomous Community of Catalonia
4.300% due 11/15/2016		1,500	1,651
4.750% due 06/04/2018		700	805
4.950% due 02/11/2020		450	528
Autonomous Community of Madrid
4.125% due 05/21/2024		700	894
4.688% due 03/12/2020		900	1,133
Spain Government International Bond
2.150% due 10/31/2025		13,400	15,060
2.750% due 10/31/2024		12,200	14,475
4.700% due 07/30/2041		200	288
4.800% due 01/31/2024		1,400	1,907
5.150% due 10/31/2044		2,075	3,204

			40,953

Total Spain (Cost $42,794)			42,211

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
International Bank for Reconstruction & Development
4.500% due 08/16/2016	NZD	700	483

Total Supranational (Cost $584)			483

SWEDEN 0.5%
CORPORATE BONDS & NOTES 0.4%
Stadshypotek AB
3.000% due 03/21/2018	SEK	2,000	253
4.250% due 10/10/2017	AUD	1,700	1,266
Swedbank AB
2.200% due 03/04/2020		$900	890

Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	3,500	445

			2,854

SOVEREIGN ISSUES 0.1%
Sweden Government International Bond
4.250% due 03/12/2019		3,700	500

Total Sweden (Cost $4,148)			3,354

SWITZERLAND 1.1%
CORPORATE BONDS & NOTES 1.0%
UBS AG
7.250% due 02/22/2022		$4,500	4,708
7.625% due 08/17/2022		1,400	1,598

			6,306

SOVEREIGN ISSUES 0.1%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	300	458

Total Switzerland (Cost $6,809)			6,764

UNITED KINGDOM 7.3%
ASSET-BACKED SECURITIES 0.1%
Motor PLC
0.902% due 08/25/2021		$722	722

BANK LOAN OBLIGATIONS 0.2%
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023		1,616	1,584

CORPORATE BONDS & NOTES 2.5%
Barclays Bank PLC
7.625% due 11/21/2022		1,100	1,255
7.750% due 04/10/2023		1,500	1,603
Barclays PLC
3.650% due 03/16/2025		1,900	1,829
6.500% due 09/15/2019 (e)	EUR	900	993
HBOS PLC
1.152% due 09/06/2017		$1,300	1,294
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	200	351
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)		600	929
7.875% due 06/27/2029 (e)		1,200	1,877
Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,377
Royal Bank of Scotland PLC
9.500% due 03/16/2022		2,100	2,278
Tesco PLC
5.125% due 04/10/2047	EUR	700	644
6.125% due 02/24/2022	GBP	1,050	1,623
Tesco Property Finance PLC
5.411% due 07/13/2044		199	249

			16,302

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Eurosail PLC
0.743% due 06/10/2044		150	214
Hercules Eclipse PLC
0.819% due 10/25/2018		370	537
Lanark Master Issuer PLC
1.778% due 12/22/2054		$556	556
Leek Finance PLC
0.830% due 09/21/2038		2,218	2,342
Money Partners Securities PLC
0.963% due 03/15/2040	GBP	27	38
Newgate Funding PLC
1.583% due 12/15/2050		707	951
1.833% due 12/15/2050		354	452

ResLoc UK PLC
0.743% due 12/15/2043	2,087	2,787

		7,877

SOVEREIGN ISSUES 3.3%
United Kingdom Gilt
2.250% due 09/07/2023	1,500	2,290
3.250% due 01/22/2044 (g)	6,100	10,024
3.500% due 01/22/2045	1,500	2,583
4.250% due 12/07/2040 (g)	3,000	5,720
4.750% due 12/07/2038	300	605

		21,222

Total United Kingdom (Cost $47,923)		47,707

UNITED STATES 33.3%
ASSET-BACKED SECURITIES 7.8%
AFC Home Equity Loan Trust
1.132% due 12/22/2027	$1	1
Amortizing Residential Collateral Trust
0.921% due 10/25/2031	7	7
Amresco Residential Securities Corp. Mortgage Loan Trust
1.362% due 06/25/2029	9	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.782% due 10/25/2035	1,762	1,680
0.802% due 02/25/2036	1,778	1,214
Bear Stearns Asset-Backed Securities Trust
0.702% due 04/25/2036	3,500	3,312
1.082% due 10/25/2032	2	2
Citigroup Mortgage Loan Trust, Inc.
0.582% due 12/25/2036	854	565
0.682% due 03/25/2036	2,000	1,539
Countrywide Asset-Backed Certificates
0.552% due 12/25/2036 ^	1,401	1,264
0.562% due 06/25/2037	1,244	950
0.562% due 06/25/2047 ^	1,248	968
0.572% due 04/25/2047	2,101	1,811
0.602% due 09/25/2036	39	38
0.622% due 06/25/2037 ^	3,190	2,882
Countrywide Asset-Backed Certificates Trust
0.572% due 02/25/2037	1,520	1,469
Credit Suisse First Boston Mortgage Securities Corp.
1.042% due 01/25/2032	5	5
EMC Mortgage Loan Trust
0.671% due 05/25/2043	503	491
First Alliance Mortgage Loan Trust
0.862% due 12/20/2027	18	18
First Franklin Mortgage Loan Trust
1.367% due 03/25/2035	1,500	1,260
GSAMP Trust
0.682% due 02/25/2046	144	108
1.292% due 11/25/2034	815	752
Home Equity Asset Trust
0.607% due 07/25/2037	1,209	1,153
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	132	71
JPMorgan Mortgage Acquisition Trust
0.552% due 08/25/2036	1,426	1,246
Long Beach Mortgage Loan Trust
1.127% due 08/25/2035	83	83
MASTR Asset-Backed Securities Trust
0.662% due 06/25/2036	5,294	2,915
0.922% due 10/25/2035 ^	1,549	1,156
MASTR Specialized Loan Trust
0.792% due 01/25/2037	1,542	1,014
Merrill Lynch Mortgage Investors Trust
0.902% due 05/25/2036	88	81
Morgan Stanley ABS Capital, Inc. Trust
0.482% due 05/25/2037	309	213
0.552% due 01/25/2037	2,825	1,585
0.662% due 06/25/2036	2,662	1,797
1.487% due 03/25/2035 ^	5,293	2,211
Morgan Stanley Home Equity Loan Trust
0.652% due 04/25/2037	2,109	1,203
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	2,485	1,397
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.712% due 03/25/2036	1,700	1,274
NovaStar Mortgage Funding Trust
0.552% due 03/25/2037	1,980	1,298
Renaissance Home Equity Loan Trust
0.922% due 12/25/2033	16	15

5.294% due 01/25/2037	575	317
5.731% due 11/25/2036	2,160	1,172
Residential Asset Mortgage Products Trust
0.782% due 02/25/2036	1,900	1,330
0.982% due 06/25/2032	6	5
Residential Asset Securities Corp. Trust
0.922% due 07/25/2032 ^	11	10
1.217% due 01/25/2035	197	187
SLM Student Loan Trust
1.820% due 04/25/2023	741	742
Soundview Home Loan Trust
0.692% due 12/25/2036	5,000	3,438
0.702% due 05/25/2036	1,000	803
Specialty Underwriting & Residential Finance Trust
0.572% due 06/25/2037	623	381
0.922% due 06/25/2036	688	663
Structured Asset Investment Loan Trust
1.322% due 09/25/2034	738	710
Wells Fargo Home Equity Asset-Backed Securities Trust
0.652% due 01/25/2037	2,000	1,390

		50,204

BANK LOAN OBLIGATIONS 0.2%
Charter Communications Operating LLC
3.500% due 01/24/2023	1,300	1,299

CORPORATE BONDS & NOTES 3.2%
Ally Financial, Inc.
3.125% due 01/15/2016	100	100
3.500% due 07/18/2016	400	402
4.750% due 09/10/2018	400	411
Bank of America Corp.
6.100% due 03/17/2025 (e)	1,200	1,218
6.875% due 04/25/2018	2,800	3,091
BellSouth Corp.
4.821% due 04/26/2021	1,600	1,619
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018	446	482
CCO Safari LLC
3.579% due 07/23/2020	1,200	1,194
6.384% due 10/23/2035	500	506
CIT Group, Inc.
5.250% due 03/15/2018	700	725
Citigroup, Inc.
5.950% due 05/15/2025 (e)	1,400	1,349
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	331	343
International Lease Finance Corp.
6.750% due 09/01/2016	600	617
JPMorgan Chase & Co.
2.550% due 10/29/2020	900	893
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	700	53
Masco Corp.
5.850% due 03/15/2017	1,000	1,043
6.125% due 10/03/2016	300	310
Navient Corp.
6.250% due 01/25/2016	84	84
8.450% due 06/15/2018	100	106
Springleaf Finance Corp.
6.000% due 06/01/2020	900	858
6.900% due 12/15/2017	300	311
U.S. Bancorp
5.125% due 01/15/2021 (e)	2,100	2,113
Wells Fargo & Co.
2.550% due 12/07/2020	2,200	2,190
3.000% due 02/19/2025	800	779

		20,797

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
American Home Mortgage Assets Trust
0.612% due 05/25/2046 ^	289	213
Banc of America Mortgage Trust
2.791% due 06/25/2035	294	282
BCAP LLC Trust
0.983% due 01/26/2047	60	53
5.250% due 08/26/2037	76	79
Bear Stearns Adjustable Rate Mortgage Trust
2.458% due 05/25/2034	12	12
2.480% due 08/25/2035	93	94
2.601% due 08/25/2033	12	12
2.608% due 10/25/2033	14	14
2.697% due 05/25/2034	27	26

2.802% due 05/25/2047 ^	335	302
2.920% due 09/25/2034	153	148
2.924% due 03/25/2035	12	12
3.226% due 11/25/2034	9	9
Bear Stearns ALT-A Trust
0.582% due 02/25/2034	68	62
2.601% due 05/25/2035	20	20
2.741% due 11/25/2035 ^	524	394
2.956% due 08/25/2036 ^	209	157
Bear Stearns Structured Products, Inc. Trust
2.693% due 01/26/2036	139	115
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035	48	48
2.905% due 09/25/2037 ^	333	303
3.641% due 08/25/2035 ^	2,871	2,454
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.399% due 09/25/2035 ^	1,381	1,198
Commercial Mortgage Trust
1.742% due 01/10/2046 (a)	4,794	330
Countrywide Alternative Loan Trust
0.582% due 02/20/2047 ^	940	710
0.612% due 07/20/2046 ^	273	200
0.702% due 02/25/2037	426	334
0.772% due 05/25/2037 ^	202	123
1.507% due 11/25/2047 ^	1,629	1,230
1.674% due 11/25/2035	60	49
2.214% due 11/25/2035	20	17
2.673% due 02/25/2037 ^	97	87
2.731% due 11/25/2035 ^	282	229
5.250% due 06/25/2035 ^	29	26
6.250% due 08/25/2037 ^	39	34
6.500% due 06/25/2036 ^	83	68
Countrywide Home Loan Mortgage Pass-Through Trust
0.622% due 04/25/2046	439	389
1.182% due 09/25/2034	46	42
2.561% due 04/20/2035	7	7
2.713% due 08/25/2034 ^	91	79
2.766% due 08/25/2034 ^	10	8
Countrywide Home Loan Reperforming REMIC Trust
0.762% due 06/25/2035	168	147
Credit Suisse First Boston Mortgage Securities Corp.
2.596% due 08/25/2033	19	19
6.500% due 04/25/2033	5	5
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	211	116
DBUBS Mortgage Trust
0.291% due 11/10/2046 (a)	900	13
1.127% due 11/10/2046 (a)	1,274	28
Deutsche ALT-A Securities, Inc.
0.562% due 07/25/2047	907	732
Extended Stay America Trust
1.079% due 12/05/2031 (a)	4,000	3
GreenPoint Mortgage Funding Trust
0.692% due 11/25/2045	12	10
GS Mortgage Securities Corp.
1.620% due 02/10/2046 (a)	2,762	230
2.329% due 11/10/2045 (a)	2,378	230
GSR Mortgage Loan Trust
1.860% due 03/25/2033	11	11
2.261% due 06/25/2034	22	21
2.970% due 01/25/2035	60	58
6.000% due 03/25/2032	0	1
HarborView Mortgage Loan Trust
0.742% due 06/20/2035	33	31
1.107% due 12/19/2036 ^	141	118
2.574% due 05/19/2033	38	38
Impac CMB Trust
1.142% due 10/25/2034	925	800
1.422% due 07/25/2033	8	8
IndyMac Mortgage Loan Trust
2.582% due 09/25/2035 ^	122	104
JPMorgan Mortgage Trust
2.104% due 11/25/2033	11	11
2.846% due 10/25/2035	44	43
JPMorgan Resecuritization Trust
5.540% due 07/27/2037	1,799	1,751
MASTR Alternative Loan Trust
0.822% due 03/25/2036	53	13
Merrill Lynch Mortgage Investors Trust
0.672% due 08/25/2036	21	21
2.175% due 02/25/2036	199	198
2.289% due 02/25/2033	17	16
2.502% due 02/25/2036	92	90
2.935% due 05/25/2033	23	22
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	316	232

Residential Accredit Loans, Inc. Trust
0.572% due 02/25/2047	433	237
0.602% due 06/25/2046	421	180
1.757% due 08/25/2035	425	363
Residential Asset Securitization Trust
0.822% due 01/25/2046 ^	82	41
5.750% due 02/25/2036	2,122	1,922
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	2	3
Royal Bank of Scotland Capital Funding Trust
6.044% due 12/16/2049	140	143
Sequoia Mortgage Trust
0.602% due 07/20/2036	503	459
0.752% due 07/20/2033	80	76
Structured Adjustable Rate Mortgage Loan Trust
2.579% due 09/25/2035	538	482
2.580% due 04/25/2034	37	37
2.586% due 02/25/2034	15	16
Structured Asset Mortgage Investments Trust
0.632% due 05/25/2046	101	79
0.642% due 05/25/2036	246	185
0.642% due 09/25/2047	449	361
0.982% due 07/19/2034	16	16
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	300	193
Thornburg Mortgage Securities Trust
1.672% due 06/25/2037 ^	476	419
2.084% due 06/25/2047 ^	198	178
5.750% due 06/25/2037	407	401
6.071% due 09/25/2037	126	131
WaMu Mortgage Pass-Through Certificates Trust
0.712% due 07/25/2045	1,134	1,074
0.732% due 01/25/2045	44	42
1.899% due 02/27/2034	31	30
2.185% due 12/25/2036 ^	976	872
2.559% due 06/25/2033	12	12
2.568% due 12/25/2035	594	566
Washington Mutual Mortgage Loan Trust
1.439% due 05/25/2041	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust
1.197% due 07/25/2046 ^	67	43
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	214	196
6.000% due 06/25/2037 ^	560	549
Wells Fargo Mortgage-Backed Securities Trust
2.736% due 04/25/2036	198	198
2.738% due 06/25/2035	351	360
6.000% due 07/25/2036 ^	206	208
Wells Fargo-RBS Commercial Mortgage Trust
1.470% due 03/15/2045 (a)	7,199	428

		25,591

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
2.014% due 01/16/2018	1,800	42

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 7.2%
Fannie Mae
0.397% due 10/27/2037	$696	692
0.522% due 01/25/2021	2	2
0.922% due 12/25/2040	395	396
1.002% due 06/25/2041	982	991
1.022% due 11/25/2020	1,051	1,064
2.255% due 12/01/2034	58	61
2.614% due 11/01/2034	97	103
4.295% due 06/01/2021	3,091	3,371
6.000% due 04/25/2043 - 07/25/2044	174	196
6.500% due 11/25/2042	140	157
Fannie Mae, TBA
3.000% due 01/01/2046 - 02/01/2046	7,000	6,988
3.500% due 01/01/2046 - 02/01/2046	7,000	7,210
4.500% due 01/01/2046	18,400	19,869
Freddie Mac
0.781% due 12/15/2031	1	1
0.931% due 12/15/2037	69	69

1.041% due 11/25/2022 (a)		3,336	191
1.443% due 10/25/2044		155	158
Ginnie Mae
0.945% due 02/16/2030		20	21
0.995% due 02/16/2030		20	20
1.625% due 11/20/2021 - 12/20/2026		15	15
1.750% due 05/20/2028 - 06/20/2030		23	22
1.875% due 09/20/2023 - 09/20/2026		17	18
2.000% due 07/20/2022 - 05/20/2030		33	34
6.000% due 08/20/2034		732	834
NCUA Guaranteed Notes
0.646% due 11/06/2017		2,031	2,034
0.829% due 12/08/2020		1,038	1,045
Small Business Administration
5.600% due 09/01/2028		395	441
Tennessee Valley Authority
5.880% due 04/01/2036		637	820

			46,823

U.S. TREASURY OBLIGATIONS 10.9%
U.S. Treasury Bonds
1.625% due 08/15/2022 (k)		100	97
2.375% due 08/15/2024 (i)		1,200	1,213
2.750% due 11/15/2042 (k)		5,600	5,330
3.125% due 02/15/2042 (k)		800	825
4.375% due 05/15/2040 (k)		400	502
6.125% due 11/15/2027		4,700	6,510
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)		1,366	1,323
0.125% due 07/15/2022 (i)		6,515	6,316
0.125% due 01/15/2023 (i)		7,006	6,716
0.250% due 01/15/2025 (i)		19,478	18,578
0.375% due 07/15/2025		13,237	12,804
1.375% due 01/15/2020		220	229
1.375% due 02/15/2044		204	207
1.750% due 01/15/2028		1,816	1,983
2.375% due 01/15/2027		354	409
2.500% due 01/15/2029		665	787
3.875% due 04/15/2029		1,013	1,375
U.S. Treasury Notes
1.500% due 08/31/2018 (i)(k)		3,700	3,726
1.750% due 10/31/2020 (i)		800	799
2.000% due 11/30/2020 (k)		700	707

			70,436

Total United States (Cost $215,424)			215,192

SHORT-TERM INSTRUMENTS 19.5%
CERTIFICATES OF DEPOSIT 0.3%
Intesa Sanpaolo SpA
1.701% due 04/11/2016		$2,000	2,002

REPURCHASE AGREEMENTS (f) 0.3%			1,812

SHORT-TERM NOTES 0.9%
Czech Republic Ministry of Finance Bill
0.010% due 02/12/2016 - 09/02/2016 (c)	CZK	142,000	5,712

JAPAN TREASURY BILLS 18.0%
(0.054%) due 01/20/2016 - 03/22/2016 (b)	JPY	13,960,000	116,149

Total Short-Term Instruments (Cost $123,766)			125,675

Total Investments in Securities (Cost $692,220)			678,706

	SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III		866,730	8,558

Total Short-Term Instruments (Cost $8,587)	8,558

Total Investments in Affiliates (Cost $8,587)	8,558

Total Investments 106.3% (Cost $700,807)	$687,264
Financial Derivative Instruments (h)(j) (0.2%) (Cost or Premiums, net $(757))	(1,236)
Other Assets and Liabilities, net (6.1%)	(39,595)

Net Assets 100.0%	$646,433

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond. Coupon presented is a calculated yield.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$1,812	Fannie Mae 2.170% due 10/17/2022	$(1,849)	$1,812	$1,812

Total Repurchase Agreements						$(1,849)	$1,812	$1,812

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
MBC	0.800%	11/12/2015	02/11/2016	GBP	(9,560)	$(14,111)

Total Reverse Repurchase Agreements						$(14,111)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(13,817) at a weighted average interest rate of 0.685%.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	02/01/2046	$1,900	$(2,003)	$(2,007)
Fannie Mae, TBA	4.500	01/01/2046	24,000	(25,891)	(25,916)
Fannie Mae, TBA	4.500	02/01/2046	33,000	(35,529)	(35,581)

Total Short Sales				$(63,423)	$(63,504)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $14,133 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$109.000	02/19/2016	722	$6	$5
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/19/2016	700	6	11
Put - CBOT U.S. Treasury 10-Year Note March Futures	109.000	02/19/2016	734	7	12

				$19	$28

Total Purchased Options				$19	$28

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	52	$(37)	$0	$(2)
90-Day Eurodollar June Futures	Short	06/2016	8	(3)	0	0
90-Day Eurodollar March Futures	Short	03/2016	1	1	0	0
90-Day Eurodollar March Futures	Short	03/2017	36	(27)	0	(1)
90-Day Eurodollar September Futures	Short	09/2016	45	33	0	(1)
Australia Government 3-Year Note March Futures	Long	03/2016	150	33	0	(17)
Australia Government 10-Year Bond March Futures	Long	03/2016	12	3	0	(11)
Call Options Strike @ EUR 112.800 on Euro-Schatz 10-Year Bond March Futures	Long	02/2016	398	0	0	0
Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2016	297	0	0	0
Canada Government 10-Year Bond March Futures	Short	03/2016	57	(115)	2	(7)
Euro-Bobl March Futures	Long	03/2016	574	(572)	25	0
Euro-BONO March Future	Short	03/2016	26	85	0	(18)
Euro-BTP Italy Government Bond March Futures	Short	03/2016	106	127	0	(70)
Euro-Bund 10-Year Bond March Futures	Short	03/2016	341	730	0	(15)
Euro-Buxl 30-Year Bond March Futures	Short	03/2016	26	75	0	(16)
Euro-OAT France Government 10-Year Bond March Futures	Long	03/2016	82	(167)	19	0
Euro-Schatz March Futures	Short	03/2016	398	86	0	(9)
U.S. Treasury 5-Year Note March Futures	Long	03/2016	722	(198)	101	0
U.S. Treasury 10-Year Note March Futures	Long	03/2016	1,057	(577)	314	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	28	19	28	0
United Kingdom Long Gilt March Futures	Short	03/2016	75	106	82	(37)

Total Futures Contracts				$(398)	$571	$(204)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020		$23,100	$322	$(77)	$38	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020		115,800	678	(215)	18	0
iTraxx Europe Main 24 5-Year Index	1.000	12/20/2020	EUR	64,600	809	(178)	26	0
iTraxx Senior 24 5-Year Index	1.000	12/20/2020		3,300	42	7	0	(2)

					$1,851	$(463)	$82	$(2)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CHF-LIBOR	0.050%	03/16/2026	CHF	1,600	$(38)	$(38)	$0	$(4)
Pay	3-Month SEK-LIBOR	1.013	01/23/2025	SEK	100	(1)	0	0	0
Pay	3-Month SEK-LIBOR	1.023	01/23/2025		100	0	0	0	0
Pay	3-Month SEK-LIBOR	1.033	01/23/2025		100	0	0	0	0
Pay	3-Month SEK-LIBOR	1.036	01/23/2025		100	0	0	0	0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		$95,700	(211)	46	0	(23)
Receive	3-Month USD-LIBOR	1.500	12/16/2017		2,500	(18)	13	0	(1)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		159,600	(3,401)	(4,040)	0	(508)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		8,400	(258)	(342)	0	(35)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		14,000	94	34	0	(50)
Pay	3-Month USD-LIBOR	2.500	12/16/2035		4,400	(44)	(65)	30	0
Pay	3-Month USD-LIBOR	2.500	06/15/2046		6,000	(269)	(29)	48	0
Pay	3-Month ZAR-JIBAR	8.500	03/16/2026	ZAR	11,100	(49)	(48)	0	(11)
Receive	6-Month AUD-BBR-BBSW	3.250	06/17/2026	AUD	1,400	(9)	3	11	0
Pay	6-Month EUR-EURIBOR	0.500	03/16/2021	EUR	6,700	45	(55)	1	0
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		5,600	13	(78)	0	(4)
Pay	6-Month EUR-EURIBOR	0.750	12/16/2025		1,000	(25)	42	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	03/16/2026		40,100	(178)	(65)	0	(32)
Receive	6-Month EUR-EURIBOR	1.564	11/30/2045		3,400	38	177	9	0
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		5,750	194	112	16	0
Receive	6-Month GBP-LIBOR	1.500	03/16/2018	GBP	6,700	(62)	(24)	3	0
Receive	6-Month GBP-LIBOR	1.750	09/16/2018		17,800	(176)	(192)	11	0
Pay	6-Month GBP-LIBOR	1.750	03/16/2021		4,500	31	(5)	0	(10)
Pay	6-Month GBP-LIBOR	2.000	03/16/2026		2,400	(12)	(68)	0	(12)
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		1,300	(38)	(43)	14	0
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	9,320,000	65	33	0	(3)
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		3,230,000	(498)	(211)	0	(1)
Pay	6-Month JPY-LIBOR	1.000	12/18/2025		1,180,000	566	90	2	0
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		260,000	112	68	0	(1)
Pay	6-Month JPY-LIBOR	1.500	12/20/2045		680,000	432	168	0	(10)
Pay	28-Day MXN-TIIE	4.340	09/28/2017	MXN	77,100	5	(7)	4	0
Pay	28-Day MXN-TIIE	4.195	10/05/2017		59,400	(4)	(2)	3	0
Pay	28-Day MXN-TIIE	4.130	10/17/2017		177,700	(28)	2	9	0
Pay	28-Day MXN-TIIE	4.260	10/31/2017		127,700	(8)	(8)	7	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		96,600	(17)	19	10	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		20,400	14	4	2	0
Pay	28-Day MXN-TIIE	5.865	09/08/2021		94,600	49	(180)	9	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		7,100	(2)	(12)	1	0
Pay	28-Day MXN-TIIE	6.000	07/18/2022		17,900	6	6	2	0
Pay	28-Day MXN-TIIE	5.860	11/22/2022		33,300	(15)	(15)	4	0

						$(3,697)	$(4,710)	$196	$(706)

Total Swap Agreements						$(1,846)	$(5,173)	$278	$(708)

(i)	Securities with an aggregate market value of $13,665 and cash of $4,685 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2016		$1,378	MYR	5,691	$0	$(59)
BOA	01/2016	BRL	16,501		$5,192	1,022	(2)
	01/2016	DKK	35,395		5,029	0	(125)
	01/2016	GBP	1,305		1,960	37	0
	01/2016	JPY	185,000		1,506	0	(33)
	01/2016	NZD	6,734		4,391	0	(215)
	01/2016		$4,226	BRL	16,501	0	(55)
	01/2016		22,693	CAD	31,516	84	0
	01/2016		158,253	EUR	144,024	0	(1,736)
	01/2016		6,028	INR	401,457	23	0
	02/2016	CAD	31,516		$22,695	0	(83)
	02/2016	DKK	44,115		6,462	32	0
	02/2016	EUR	144,024		158,366	1,740	0
	02/2016	THB	57,638		1,606	6	0
	03/2016	JPY	280,000		2,287	0	(45)
	07/2016	DKK	35,660		5,385	160	0
BPS	01/2016	BRL	6,864		1,758	23	0
	01/2016	GBP	220		336	12	0
	01/2016	JPY	120,000		986	0	(12)
	01/2016	RUB	32,895		487	37	0
	01/2016		$1,757	BRL	6,864	0	(22)
	01/2016		690	KRW	814,476	3	0
	02/2016	BRL	6,864		$1,739	21	0
	02/2016	TWD	44,225		1,363	22	0
	03/2016	JPY	4,400,000		36,023	0	(632)
	09/2016	CNH	15,517		2,348	47	0
BRC	01/2016	IDR	6,509,980		467	0	(2)
	01/2016		$4,107	INR	272,355	0	(2)
	01/2016		372	KRW	425,717	0	(10)
	02/2016	INR	80,818		$1,195	0	(17)
	02/2016	TWD	25,564		770	0	(5)
	03/2016		$298	MXN	5,146	0	(1)
	09/2016	CNH	3,611		$543	7	0
CBK	01/2016	BRL	12,228		3,131	41	0
	01/2016	CHF	475		463	0	(11)
	01/2016	EUR	6,291		6,775	6	(68)
	01/2016	KRW	220,186		192	5	0
	01/2016	MYR	3,928		908	0	(2)
	01/2016		$3,127	BRL	12,228	0	(36)
	01/2016		360	CNH	2,294	0	(12)
	01/2016		20,718	EUR	19,362	362	(39)
	01/2016		178	KRW	206,391	0	(2)
	02/2016	CZK	127,198		$5,278	158	0
	02/2016	HKD	410		53	0	0
	02/2016	NOK	7,735		896	22	0
	02/2016	SEK	10,245		1,182	0	(32)
	02/2016		$253	BRL	1,002	0	(2)
	02/2016		12,408	EUR	11,343	0	(72)
	03/2016	JPY	3,590,000		$29,681	0	(241)
	05/2016	BRL	11,681		3,346	508	0
	09/2016	CNH	1,803		271	3	0
DUB	01/2016	BRL	13,453		3,522	121	0
	01/2016	CNY	331		51	0	0
	01/2016	KRW	526,013		458	11	0
	01/2016		$3,443	BRL	13,453	0	(43)
	02/2016	BRL	2,301		$581	6	0
	02/2016		$859	BRL	3,379	0	(13)
	04/2016	BRL	11,867		$3,486	576	0
FBF	01/2016		9,299		2,381	31	0
	01/2016	KRW	198,971		174	5	0
	01/2016		$2,401	BRL	9,299	0	(51)
	03/2016	JPY	850,000		$6,939	0	(142)
GLM	01/2016	EUR	11,194		11,942	7	(231)
	01/2016	JPY	6,106,737		49,994	0	(813)
	01/2016		$2,348	EUR	2,162	2	0
	01/2016		9,344	JPY	1,148,700	213	0
	01/2016		100	KRW	113,247	0	(4)
	04/2016	BRL	10,846		$3,238	578	0
HUS	01/2016	EUR	146,409		156,024	0	(3,086)
	02/2016		$1,640	EUR	1,500	0	(9)
	09/2016	CNH	1,802		$271	4	0
JPM	01/2016	BRL	27,004		7,633	807	0
	01/2016	CAD	22,607		16,966	627	0
	01/2016	DKK	4,236		648	31	0
	01/2016	INR	213,866		3,219	0	(5)
	01/2016	JPY	2,395,488		19,493	0	(438)
	01/2016	KRW	3,795,786		3,240	12	0
	01/2016	NZD	347		230	0	(7)
	01/2016	TRY	5,047		1,697	0	(26)
	01/2016		$10,963	AUD	15,080	26	0
	01/2016		7,030	BRL	27,004	0	(204)
	01/2016		9,826	EUR	9,083	82	(36)
	01/2016		21,229	GBP	14,296	0	(154)
	01/2016		3,624	INR	242,533	32	0
	01/2016		1,405	KRW	1,618,562	3	(32)
	01/2016		365	MYR	1,533	0	(10)
	02/2016	AUD	15,080		$10,948	0	(26)
	02/2016	EUR	3,670		4,028	37	0
	02/2016	GBP	13,601		20,185	132	0
	02/2016	IDR	15,381,420		1,076	0	(17)
	02/2016	NZD	4,672		3,190	0	0
	02/2016	SGD	1,840		1,299	3	0
	02/2016		$718	GBP	484	0	(4)
	09/2016	CNH	29,005		$4,388	87	0
	09/2016		$1,106	CNH	7,216	0	(35)
	10/2016	DKK	128,773		$19,584	643	0
MSB	01/2016		6,936		1,061	51	0
	01/2016	GBP	12,771		19,254	427	0
	01/2016		$36,651	JPY	4,434,637	245	0
	01/2016		376	KRW	436,514	0	(5)
	01/2016		465	RUB	32,895	0	(15)
	02/2016	JPY	4,434,637		$36,671	0	(246)
	04/2016	RUB	32,895		454	15	0
NAB	01/2016	AUD	14,574		10,485	0	(135)
NGF	03/2016	MXN	171,337		9,828	0	(64)
SCX	01/2016	AUD	506		370	2	0
	01/2016	CAD	8,909		6,665	226	0
	01/2016	DKK	8,720		1,283	13	0
	01/2016	INR	151,594		2,283	0	(2)
	01/2016	MYR	26,817		6,115	0	(100)
	02/2016	IDR	7,044,280		488	0	(13)
	02/2016	SGD	2,094		1,488	13	0
	03/2016	JPY	2,140,000		17,598	0	(234)
SOG	01/2016	IDR	7,951,500		570	0	(3)
	01/2016	INR	51,215		771	0	(1)
	01/2016	KRW	1,236,470		1,071	20	0
	01/2016		$1,356	MYR	5,806	0	(11)
	02/2016	TWD	21,482		$649	0	(2)
	09/2016	CZK	15,034		629	18	0
TDM	01/2016	EUR	5,587		5,922	0	(150)
UAG	01/2016	BRL	3,419		885	21	0
	01/2016	EUR	6,457		7,014	0	(3)
	01/2016		$876	BRL	3,419	0	(11)
	01/2016		1,435	EUR	1,307	0	(14)
	01/2016		4,267	JPY	523,400	88	0
	01/2016		468	KRW	538,574	0	(10)
	01/2016		1,040	MYR	4,320	0	(39)
	01/2016		1,619	NZD	2,409	29	0
	02/2016		876	BRL	3,419	0	(21)
	09/2016	CNH	8,419		$1,274	25	0
	09/2016		$7,779	CNH	50,741	0	(254)

Total Forward Foreign Currency Contracts						$9,650	$(10,292)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC USD versus BRL	BRL	4.000	03/28/2016	$800	$36	$42
FBF	Call - OTC USD versus BRL		4.000	03/28/2016	4,300	187	228
GLM	Call - OTC USD versus JPY	JPY	125.100	01/27/2016	3,100	22	1
SCX	Call - OTC USD versus CNY	CNY	6.520	10/31/2016	144	44	101

						$289	$372

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae 3.000% due 02/01/2046	$70.000	02/04/2016	$7,000	$1	$0
	Put - OTC Fannie Mae 3.500% due 02/01/2046	73.000	02/04/2016	7,000	0	0
	Call - OTC Fannie Mae 4.000% due 02/01/2046	124.000	02/04/2016	2,000	0	0

					$1	$0

Total Purchased Options					$290	$372

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$3,000	$(5)	$(3)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	4,700	(9)	(4)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	1,600	(4)	(1)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	12,900	(8)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	12,900	(24)	(20)

						$(50)	$(28)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016	$1,000	$(11)	$(16)
CBK	Call - OTC USD versus RUB	RUB	71.500	03/09/2016	600	(13)	(28)
DUB	Put - OTC USD versus BRL	BRL	3.800	03/28/2016	800	(16)	(12)
	Call - OTC USD versus BRL		4.300	03/28/2016	800	(17)	(21)
FBF	Put - OTC USD versus BRL		3.800	03/28/2016	4,300	(92)	(66)
	Call - OTC USD versus BRL		4.300	03/28/2016	4,300	(88)	(111)
GLM	Call - OTC USD versus BRL		3.150	06/21/2016	3,400	(117)	(844)
	Put - OTC USD versus JPY	JPY	117.350	01/27/2016	6,200	(44)	(12)
	Put - OTC USD versus KRW	KRW	1,092.500	01/20/2016	400	(3)	0
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016	1,400	(16)	(9)
JPM	Call - OTC USD versus CNY		6.600	02/05/2016	1,220	(14)	(8)
	Put - OTC USD versus KRW	KRW	1,082.500	01/19/2016	1,400	(11)	0
	Put - OTC USD versus KRW		1,092.500	01/20/2016	1,500	(11)	0
MSB	Call - OTC USD versus RUB	RUB	70.000	02/02/2016	900	(16)	(41)
SOG	Call - OTC USD versus CNY	CNY	7.000	11/01/2016	2,500	(30)	(40)

						$(499)	$(1,208)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$500	$(7)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	7,200	$(26)	$0
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		7,200	(63)	(153)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	03/10/2016	GBP	5,900	(46)	(19)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.250	03/10/2016		5,900	(32)	(37)
	Call - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.800	01/12/2016		3,900	(68)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.400	01/12/2016		3,900	(62)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	02/01/2016		6,400	(47)	(7)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.300	02/01/2016		6,400	(43)	(5)

								$(387)	$(222)

Total Written Options								$(943)	$(1,458)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Commerzbank AG	(1.000)%	12/20/2023	2.232%	$2,600	$266	$(47)	$219	$0
BRC	Springleaf Finance Corp.	(5.000)	06/20/2020	3.286	900	(86)	23	0	(63)
CBK	UBS AG	(1.000)	09/20/2022	1.543	2,300	125	(50)	75	0
MYC	UBS AG	(1.000)	03/20/2017	0.922	4,000	(7)	1	0	(6)
RYL	Burlington Northern Santa Fe LLC	(0.510)	03/20/2018	0.079	446	0	(4)	0	(4)
	Cleveland Electric Illuminating Co.	(0.940)	06/20/2017	0.201	637	0	(7)	0	(7)

						$298	$(84)	$294	$(80)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	4.263%		$200	$(8)	$(11)	$0	$(19)
	Brazil Government International Bond	1.000	09/20/2019	4.461		1,000	(28)	(88)	0	(116)
	France Government International Bond	0.250	03/20/2020	0.195		1,500	(11)	15	4	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	1,300	(7)	5	0	(2)
BRC	France Government International Bond	0.250	03/20/2020	0.195		$1,600	(10)	14	4	0
	Russia Government International Bond	1.000	09/20/2016	1.591		1,000	(13)	9	0	(4)
	Tesco PLC	1.000	12/20/2020	2.886	EUR	100	(8)	(1)	0	(9)
CBK	Brazil Government International Bond	1.000	03/20/2019	4.263		$300	(13)	(16)	0	(29)
	France Government International Bond	0.250	03/20/2020	0.195		1,000	(9)	11	2	0
	France Government International Bond	0.250	06/20/2020	0.212		200	(1)	1	0	0
	Tesco PLC	1.000	12/20/2020	2.886	EUR	500	(42)	(5)	0	(47)
GST	Brazil Government International Bond	1.000	03/20/2019	4.263		$1,300	(63)	(62)	0	(125)
	France Government International Bond	0.250	03/20/2020	0.195		4,900	(43)	55	12	0
	France Government International Bond	0.250	06/20/2020	0.212		500	(3)	4	1	0
HUS	France Government International Bond	0.250	03/20/2020	0.195		500	(3)	4	1	0
	Russia Government International Bond	1.000	09/20/2016	1.591		1,000	(12)	8	0	(4)
JPM	Brazil Government International Bond	1.000	03/20/2019	4.263		1,100	(46)	(60)	0	(106)
	France Government International Bond	0.250	03/20/2020	0.195		1,900	(14)	18	4	0
	France Government International Bond	0.250	06/20/2020	0.212		500	(3)	4	1	0
	Tesco PLC	1.000	12/20/2020	2.886	EUR	300	(24)	(4)	0	(28)
MYC	Brazil Government International Bond	1.000	09/20/2019	4.461		$800	(24)	(69)	0	(93)
	France Government International Bond	0.250	03/20/2020	0.195		1,500	(10)	14	4	0
	Tesco PLC	1.000	12/20/2020	2.886	EUR	200	(16)	(3)	0	(19)
SOG	Tesco PLC	1.000	12/20/2020	2.886		900	(77)	(7)	0	(84)

							$(488)	$(164)	$33	$(685)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation	Asset	Liability
BPS	iTraxx Europe Subordinated 23 5-Year Index	(1.000)%	12/20/2020	EUR	500	$11	$3	$14	$0
BRC	iTraxx Europe Subordinated 23 5-Year Index	(1.000)	12/20/2020		1,000	22	7	29	0
SOG	iTraxx Europe Subordinated 24 5-Year Index	(1.000)	12/20/2020		700	16	4	20	0

						$49	$14	$63	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021	EUR	14,300		$15,687	$(47)	$84	$37	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2026		1,490		1,615	4	20	24	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/15/2026		4,800		5,112	(23)	194	171	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		12,100		13,116	15	165	180	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021		11,020		12,089	(8)	37	29	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021		13,600		14,919	(45)	80	35	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2026		8,280		8,976	101	36	137	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021		9,500		10,422	(7)	32	25	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/15/2026		2,800		2,971	(2)	113	111	0
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2026		2,600		2,818	41	2	43	0
MYC	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.9075% based on the notional amount of currency delivered	03/16/2021		$2,375	JPY	290,000	(22)	(8)	0	(30)

								$7	$755	$792	$(30)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month KRW-KWCDC	1.860%	12/01/2020	KRW	1,835,500	$0	$10	$10	$0
BPS	Receive	1-Year BRL-CDI	16.150	01/04/2021	BRL	6,700	0	12	12	0
CBK	Pay	3-Month KRW-KWCDC	1.863	12/01/2020	KRW	1,137,700	0	6	6	0
DUB	Pay	3-Month KRW-KWCDC	1.860	12/01/2020		5,506,400	0	30	30	0
JPM	Pay	1-Year BRL-CDI	11.320	01/04/2016	BRL	9,200	(1)	(15)	0	(16)
MYC	Receive	1-Year BRL-CDI	16.150	01/04/2021		14,200	12	12	24	0
NGF	Pay	3-Month KRW-KWCDC	1.863	12/01/2020	KRW	1,835,500	0	10	10	0

							$11	$65	$92	$(16)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$14	$0	$23	$23	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450	08/16/2016	6	0	11	11	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016	6	0	12	12	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	6	0	12	12	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800	08/16/2016	5	0	10	10	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	6	0	14	14	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.400	12/06/2016	4	0	4	4	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016	6	0	1	1	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450	08/16/2016	6	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016	14	0	(3)	0	(3)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	6	0	(5)	0	(5)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	11	0	(12)	0	(12)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.800	12/06/2016	4	0	(2)	0	(2)

						$0	$64	$87	$(23)

Total Swap Agreements						$(123)	$650	$1,361	$(834)

(k)	Securities with an aggregate market value of $5,778 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$0	$257	$0	$257
Brazil
Corporate Bonds & Notes	0	2,046	0	2,046
Canada
Non-Agency Mortgage-Backed Securities	0	2,129	0	2,129
Sovereign Issues	0	19,878	0	19,878
Cayman Islands
Asset-Backed Securities	0	1,708	0	1,708
China
Corporate Bonds & Notes	0	897	0	897
Denmark
Corporate Bonds & Notes	0	32,071	0	32,071
France
Corporate Bonds & Notes	0	4,117	0	4,117
Sovereign Issues	0	14,949	0	14,949
Germany
Bank Loan Obligations	0	0	1,588	1,588
Corporate Bonds & Notes	0	7,159	0	7,159
Sovereign Issues	0	2,931	0	2,931
Greece
Corporate Bonds & Notes	0	1,808	0	1,808
Ireland
Asset-Backed Securities	0	103	0	103
Corporate Bonds & Notes	0	12,329	0	12,329
Italy
Corporate Bonds & Notes	0	8,622	0	8,622
Non-Agency Mortgage-Backed Securities	0	2,546	0	2,546
Sovereign Issues	0	34,515	0	34,515
Japan
Corporate Bonds & Notes	0	595	0	595
Sovereign Issues	0	38,612	0	38,612
Jersey, Channel Islands
Asset-Backed Securities	0	963	0	963
Luxembourg
Corporate Bonds & Notes	0	1,594	0	1,594
Mexico
Sovereign Issues	0	9,270	0	9,270
Netherlands
Asset-Backed Securities	0	1,114	0	1,114
Corporate Bonds & Notes	0	9,314	0	9,314
Norway
Corporate Bonds & Notes	0	2,009	0	2,009
Sovereign Issues	0	3,246	0	3,246
Poland
Sovereign Issues	0	26	0	26
Portugal
Corporate Bonds & Notes	0	956	0	956
Slovenia
Sovereign Issues	0	19,968	0	19,968
Spain
Corporate Bonds & Notes	0	1,258	0	1,258
Sovereign Issues	0	40,953	0	40,953
Supranational
Corporate Bonds & Notes	0	483	0	483
Sweden
Corporate Bonds & Notes	0	2,854	0	2,854
Sovereign Issues	0	500	0	500
Switzerland
Corporate Bonds & Notes	0	6,306	0	6,306
Sovereign Issues	0	458	0	458
United Kingdom
Asset-Backed Securities	0	722	0	722
Bank Loan Obligations	0	1,584	0	1,584
Corporate Bonds & Notes	0	16,302	0	16,302
Non-Agency Mortgage-Backed Securities	0	7,877	0	7,877
Sovereign Issues	0	21,222	0	21,222
United States
Asset-Backed Securities	0	50,204	0	50,204
Bank Loan Obligations	0	1,299	0	1,299
Corporate Bonds & Notes	0	20,797	0	20,797
Non-Agency Mortgage-Backed Securities	0	25,591	0	25,591
Preferred Securities	42	0	0	42
U.S. Government Agencies	0	46,823	0	46,823
U.S. Treasury Obligations	0	70,436	0	70,436
Short-Term Instruments
Certificates of Deposit	0	2,002	0	2,002
Repurchase Agreements	0	1,812	0	1,812
Short-Term Notes	0	5,712	0	5,712
Japan Treasury Bills	0	116,149	0	116,149
	$42	$677,076	$1,588	$678,706

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,558	0	0	8,558

Total Investments	$8,600	$677,076	$1,588	$687,264

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(63,504)	$0	$(63,504)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	571	306	0	877
Over the counter	0	11,383	0	11,383
	$571	$11,689	$0	$12,260

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(204)	(708)	0	(912)
Over the counter	0	(12,584)	0	(12,584)

	$(204)	$(13,292)	$0	$(13,496)

Totals	$8,967	$611,969	$1,588	$622,524
There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (Unhedged)

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.3%
AUSTRALIA 1.0%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
DECO Series
2.960% due 05/13/2045	AUD	1,444	$1,050
Puma Series
2.855% due 10/18/2045		1,524	1,106
Swan Trust
3.370% due 04/25/2041		998	732
Torrens Trust
2.485% due 10/19/2038		224	163

			3,051

SOVEREIGN ISSUES 0.4%
Queensland Treasury Corp.
4.250% due 07/21/2023		3,000	2,349

Total Australia (Cost $6,753)			5,400

BELGIUM 0.0%
CORPORATE BONDS & NOTES 0.0%
KBC Bank NV
8.000% due 01/25/2023		$200	218

Total Belgium (Cost $220)			218

BRAZIL 0.8%
CORPORATE BONDS & NOTES 0.8%
Petrobras Global Finance BV
3.250% due 03/17/2017		$2,700	2,504
3.406% due 03/17/2020		2,400	1,710

Total Brazil (Cost $5,103)			4,214

CANADA 4.0%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
0.933% due 06/01/2020	CAD	656	468
1.133% due 07/01/2020		1,820	1,306
1.133% due 08/01/2020		588	422

			2,196

SOVEREIGN ISSUES 3.6%
Canada Government International Bond
1.500% due 12/01/2044 (d)		990	875
Province of Alberta
1.250% due 06/01/2020		2,300	1,655
2.350% due 06/01/2025		2,400	1,731
Province of British Columbia
4.300% due 06/18/2042		700	615
Province of Ontario
2.600% due 06/02/2025		8,300	6,132
3.450% due 06/02/2045		1,500	1,134
3.500% due 06/02/2024		2,000	1,592
6.200% due 06/02/2031		300	304
Province of Quebec
2.750% due 08/25/2021		$3,400	3,446
3.000% due 09/01/2023	CAD	1,500	1,158

			18,642

Total Canada (Cost $22,406)			20,838

CAYMAN ISLANDS 0.0%
ASSET-BACKED SECURITIES 0.0%
CIFC Funding Ltd.
0.674% due 03/01/2021		$108	107

Total Cayman Islands (Cost $104)			107

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	90	14
5.840% due 01/03/2019		560	93
China Government International Bond
3.380% due 05/23/2023		600	96
4.080% due 08/22/2023		600	100

Total China (Cost $293)			303

DENMARK 6.7%
CORPORATE BONDS & NOTES 6.7%
Nykredit Realkredit A/S
1.000% due 10/01/2016	DKK	38,400	5,638
2.000% due 04/01/2016		147,800	21,621
2.500% due 10/01/2037		13,200	1,907
3.000% due 10/01/2047		15,500	2,227
Realkredit Danmark A/S
2.000% due 01/01/2016		16,700	2,432
2.500% due 10/01/2037		8,800	1,276

Total Denmark (Cost $35,684)			35,101

FRANCE 8.9%
CORPORATE BONDS & NOTES 0.7%
BNP Paribas Cardif S.A.
4.032% due 11/25/2025 (e)	EUR	1,300	1,353
Credit Agricole Assurances S.A.
4.250% due 01/13/2025 (e)		1,200	1,242
Credit Agricole S.A.
8.125% due 09/19/2033		$1,100	1,217

			3,812

SOVEREIGN ISSUES 8.2%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		4,600	4,883
France Government International Bond
1.000% due 05/25/2018 (g)	EUR	17,600	19,702
3.250% due 05/25/2045		2,100	2,902
4.500% due 04/25/2041		9,100	15,027

			42,514

Total France (Cost $49,766)			46,326

GERMANY 0.9%
CORPORATE BONDS & NOTES 0.6%
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	2,200	1,633
KFW
5.000% due 03/19/2024		100	82
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		400	308
5.375% due 04/23/2024	NZD	1,500	1,100

			3,123

SOVEREIGN ISSUES 0.3%
Republic of Germany
0.100% due 04/15/2023 (d)	EUR	1,244	1,417

Total Germany (Cost $5,680)			4,540

GREECE 0.6%
CORPORATE BONDS & NOTES 0.6%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	2,100	2,123
5.014% due 12/27/2017		1,000	1,005

Total Greece (Cost $2,851)			3,128

IRELAND 0.9%
ASSET-BACKED SECURITIES 0.0%
Mercator CLO PLC
0.149% due 02/18/2024	EUR	178	192

CORPORATE BONDS & NOTES 0.9%
Depfa ACS Bank
3.875% due 11/14/2016		3,350	3,755
4.875% due 05/21/2019		700	878

			4,633

Total Ireland (Cost $5,530)			4,825

ITALY 3.4%
CORPORATE BONDS & NOTES 0.6%
Banca Carige SpA
3.875% due 10/24/2018	EUR	2,800	3,298

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Berica ABS SRL
0.168% due 12/31/2055		118	128
Berica Residential MBS SRL
0.229% due 03/31/2048		1,597	1,703
Casa D’este Finance SRL
0.222% due 09/15/2040		761	807
Claris SRL
0.354% due 10/31/2060		1,592	1,705

			4,343

SOVEREIGN ISSUES 2.0%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)		999	1,127
4.000% due 02/01/2037		3,000	4,069
5.000% due 09/01/2040		400	619
5.500% due 09/01/2022		1,000	1,398
Italy Government International Bond
6.000% due 08/04/2028	GBP	1,800	3,199

			10,412

Total Italy (Cost $19,139)			18,053

JAPAN 6.7%
CORPORATE BONDS & NOTES 0.2%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$800	794
SOVEREIGN ISSUES 6.5%
Japan Government International Bond
1.400% due 09/20/2034	JPY	2,190,000	19,811
1.700% due 09/20/2032		1,270,000	12,171
1.700% due 09/20/2044		180,000	1,658

			33,640

Total Japan (Cost $34,575)			34,434

LUXEMBOURG 0.1%
ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
0.172% due 06/04/2024		EUR 330	355

Total Luxembourg (Cost $424)			355

MEXICO 1.4%
SOVEREIGN ISSUES 1.4%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	32,000	1,868
6.500% due 06/09/2022		81,400	4,872
8.500% due 12/13/2018		5,730	366

Total Mexico (Cost $7,861)			7,106

NETHERLANDS 1.8%
ASSET-BACKED SECURITIES 0.1%
Panther CDO BV
0.312% due 10/15/2084	EUR	394	412

CORPORATE BONDS & NOTES 1.7%
ING Bank NV
2.625% due 12/05/2022		$3,000	2,955
Rabobank Group
8.375% due 07/26/2016 (e)		2,900	2,993
8.400% due 06/29/2017 (e)		2,800	3,016

			8,964

Total Netherlands (Cost $9,479)			9,376

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.6%
Eksportfinans ASA
2.375% due 05/25/2016		$3,300	3,304

Total Norway (Cost $3,253)			3,304

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
3.250% due 07/25/2025	PLN	100	26

Total Poland (Cost $30)			26

PORTUGAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Espirito Santo S.A.
4.000% due 01/21/2019	EUR	600	89
Novo Banco S.A.
5.000% due 04/04/2019		600	568
5.000% due 04/23/2019		276	263
5.000% due 05/21/2019		600	584

Total Portugal (Cost $2,373)			1,504

SLOVENIA 3.4%
SOVEREIGN ISSUES 3.4%
Slovenia Government International Bond
4.125% due 02/18/2019		$5,100	5,374
4.125% due 01/26/2020	EUR	800	1,000
4.375% due 01/18/2021		400	515
4.700% due 11/01/2016		4,600	5,193
5.250% due 02/18/2024		$4,000	4,422
5.850% due 05/10/2023		1,000	1,141

Total Slovenia (Cost $18,477)			17,645

SPAIN 7.1%
CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (e)	EUR	800	852
BPE Financiaciones S.A.
2.875% due 05/19/2016		100	110

			962

SOVEREIGN ISSUES 6.9%
Autonomous Community of Catalonia
4.300% due 11/15/2016		1,500	1,651
4.900% due 09/15/2021		50	60
4.950% due 02/11/2020		200	235
Autonomous Community of Madrid
4.125% due 05/21/2024		1,300	1,660
4.688% due 03/12/2020		1,000	1,259
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	380	276

5.000% due 04/10/2017		$200	208
Spain Government International Bond
2.150% due 10/31/2025	EUR	11,450	12,868
2.750% due 10/31/2024		6,700	7,950
4.800% due 01/31/2024		4,100	5,584
4.900% due 07/30/2040		1,200	1,768
5.150% due 10/31/2044		1,700	2,625

			36,144

Total Spain (Cost $38,231)			37,106

SUPRANATIONAL 1.3%
CORPORATE BONDS & NOTES 1.3%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	3,410
EUROFIMA
6.250% due 12/28/2018		4,200	3,364

Total Supranational (Cost $8,842)			6,774

SWEDEN 0.6%
CORPORATE BONDS & NOTES 0.3%
Swedbank AB
2.200% due 03/04/2020		$1,200	1,187
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	4,300	547

			1,734

SOVEREIGN ISSUES 0.3%
Sweden Government International Bond
4.250% due 03/12/2019		9,900	1,337

Total Sweden (Cost $3,522)			3,071

SWITZERLAND 0.5%
CORPORATE BONDS & NOTES 0.4%
UBS AG
7.250% due 02/22/2022		$1,900	1,988

SOVEREIGN ISSUES 0.1%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	300	458

Total Switzerland (Cost $2,451)			2,446

UNITED KINGDOM 6.7%
CORPORATE BONDS & NOTES 3.1%
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	2,000	2,207
8.250% due 12/15/2018 (e)		$1,400	1,495
HBOS PLC
1.152% due 09/06/2017		1,500	1,493
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		1,500	2,140
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	600	929
7.875% due 06/27/2029 (e)		1,000	1,565
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$3,100	3,363
Tesco PLC
6.125% due 02/24/2022	GBP	1,550	2,395
Tesco Property Finance PLC
5.411% due 07/13/2044		298	374

			15,961

SOVEREIGN ISSUES 3.6%
United Kingdom Gilt
3.250% due 01/22/2044		6,000	9,860
4.250% due 12/07/2040 (g)		4,000	7,626

4.750% due 12/07/2038		600	1,211

			18,697

Total United Kingdom (Cost $34,019)			34,658

UNITED STATES 44.2%
ASSET-BACKED SECURITIES 2.9%
AFC Home Equity Loan Trust
1.132% due 12/22/2027		$2	2
Amortizing Residential Collateral Trust
0.921% due 10/25/2031		22	20
Amresco Residential Securities Corp. Mortgage Loan Trust
1.362% due 06/25/2029		54	50
Bear Stearns Asset-Backed Securities Trust
0.852% due 11/25/2035 ^		2,522	2,467
1.082% due 10/25/2032		12	11
1.222% due 10/27/2032		24	23
Citigroup Global Markets Mortgage Securities, Inc.
1.772% due 01/25/2032		31	29
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		17	17
Countrywide Asset-Backed Certificates
0.762% due 12/25/2036 ^		59	41
Countrywide Asset-Backed Certificates Trust
4.693% due 10/25/2035		580	594
Credit Suisse First Boston Mortgage Securities Corp.
1.042% due 01/25/2032		17	15
GSAMP Trust
0.852% due 11/25/2035 ^		3,263	1,871
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		439	237
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.542% due 04/25/2037		3,584	2,245
Morgan Stanley ABS Capital, Inc. Trust
0.492% due 10/25/2036		3,392	1,876
0.532% due 03/25/2037		2,147	1,098
Morgan Stanley Home Equity Loan Trust
0.772% due 04/25/2037		357	207
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^		843	510
Residential Asset Mortgage Products Trust
0.982% due 06/25/2032		17	16
Residential Asset Securities Corp. Trust
0.572% due 08/25/2036		481	466
0.922% due 07/25/2032 ^		43	38
1.022% due 06/25/2032 ^		24	19
SG Mortgage Securities Trust
0.572% due 10/25/2036		2,900	1,761
SLM Student Loan Trust
0.132% due 12/15/2023	EUR	1,667	1,752

			15,365

BANK LOAN OBLIGATIONS 0.2%
Charter Communications Operating LLC
3.500% due 01/24/2023		$1,300	1,299

CORPORATE BONDS & NOTES 5.6%
Ally Financial, Inc.
2.750% due 01/30/2017		1,400	1,400
3.600% due 05/21/2018		900	902
Bank of America Corp.
6.100% due 03/17/2025 (e)		1,500	1,523
CCO Safari LLC
4.464% due 07/23/2022		600	599
4.908% due 07/23/2025		1,500	1,501
Citigroup, Inc.
6.125% due 11/15/2020 (e)		1,300	1,328
Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,502
JPMorgan Chase & Co.
3.900% due 07/15/2025		3,600	3,712
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		6,100	465
SABMiller Holdings, Inc.
4.950% due 01/15/2042		1,000	1,018
Springleaf Finance Corp.
6.000% due 06/01/2020		1,200	1,145
6.900% due 12/15/2017		5,000	5,187
Temple-Inland, Inc.
6.375% due 01/15/2016		3,500	3,504
U.S. Bancorp
5.125% due 01/15/2021 (e)		1,900	1,911

Wells Fargo & Co.
2.550% due 12/07/2020	1,100	1,095
2.600% due 07/22/2020	1,600	1,598
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	600	584

		28,974

MUNICIPAL BONDS & NOTES 0.1%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	400	581

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.1%
Adjustable Rate Mortgage Trust
2.757% due 09/25/2035	94	78
American Home Mortgage Assets Trust
0.612% due 05/25/2046 ^	1,152	849
American Home Mortgage Investment Trust
2.314% due 10/25/2034	214	214
Banc of America Funding Trust
2.801% due 02/20/2036	873	868
3.007% due 01/20/2047 ^	102	87
Banc of America Mortgage Trust
2.732% due 05/25/2035 ^	789	743
Banc of America Re-REMIC Trust
5.651% due 02/17/2051	87	88
BCAP LLC Trust
0.983% due 01/26/2047	299	265
2.607% due 02/26/2036	132	133
5.250% due 04/26/2037	506	467
5.250% due 08/26/2037	407	424
Bear Stearns Adjustable Rate Mortgage Trust
2.458% due 05/25/2034	62	57
2.480% due 08/25/2035	946	951
2.605% due 08/25/2033	11	11
2.608% due 10/25/2033	62	63
2.625% due 08/25/2033	71	72
2.680% due 03/25/2035	893	897
2.697% due 05/25/2034	139	136
2.802% due 05/25/2047 ^	402	363
2.894% due 02/25/2034	10	10
2.924% due 03/25/2035	141	143
3.226% due 11/25/2034	100	101
Bear Stearns ALT-A Trust
2.726% due 09/25/2035	763	649
4.193% due 11/25/2036 ^	266	193
Bear Stearns Structured Products, Inc. Trust
2.693% due 01/26/2036	1,194	987
Chase Mortgage Finance Trust
2.702% due 02/25/2037	185	189
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	53	51
Citigroup Global Markets Mortgage Securities, Inc.
0.922% due 05/25/2032	9	8
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035	270	271
2.706% due 08/25/2035	157	156
2.905% due 09/25/2037 ^	1,399	1,272
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.399% due 09/25/2035 ^	1,667	1,446
Countrywide Alternative Loan Trust
0.612% due 09/25/2046 ^	1,188	1,043
0.632% due 07/25/2046 ^	58	46
0.772% due 05/25/2037 ^	343	209
1.674% due 11/25/2035	259	213
2.214% due 11/25/2035	199	168
2.673% due 02/25/2037 ^	646	582
5.250% due 06/25/2035 ^	129	119
6.000% due 01/25/2037 ^	688	597
6.250% due 08/25/2037 ^	157	134
Countrywide Home Loan Mortgage Pass-Through Trust
0.742% due 03/25/2035	1,611	1,265
1.082% due 02/25/2035	251	232
1.182% due 09/25/2034	15	14
2.561% due 04/20/2035	40	40
2.646% due 11/25/2034	142	136
2.706% due 11/25/2035 ^	27	23
2.745% due 11/19/2033	8	8
2.766% due 08/25/2034 ^	35	31
Credit Suisse First Boston Mortgage Securities Corp.
1.572% due 03/25/2034 ^	91	88
2.350% due 07/25/2033	25	24
2.596% due 08/25/2033	95	96
6.500% due 04/25/2033	25	25

DBUBS Mortgage Trust
0.291% due 11/10/2046 (a)	4,700	66
1.127% due 11/10/2046 (a)	6,269	140
Extended Stay America Trust
1.079% due 12/05/2031 (a)	8,000	7
First Horizon Mortgage Pass-Through Trust
2.723% due 08/25/2035	146	130
General Motors Acceptance Corp.
7.430% due 12/01/2021	5	5
GMAC Mortgage Corp. Loan Trust
3.089% due 06/25/2034	20	20
GreenPoint Mortgage Funding Trust
0.602% due 01/25/2037	298	242
0.622% due 10/25/2046	1,281	909
0.632% due 04/25/2036	328	248
Greenpoint Mortgage Pass-Through Certificates
2.865% due 10/25/2033	15	15
GS Mortgage Securities Corp.
2.329% due 11/10/2045 (a)	5,517	532
GSR Mortgage Loan Trust
1.860% due 03/25/2033	54	53
2.806% due 09/25/2035	96	99
HarborView Mortgage Loan Trust
0.582% due 07/19/2046 ^	1,443	863
0.592% due 09/19/2037	542	436
1.107% due 12/19/2036 ^	529	443
2.574% due 05/19/2033	112	111
2.685% due 07/19/2035	48	43
IndyMac Mortgage Loan Trust
0.612% due 09/25/2046	1,159	951
0.622% due 11/25/2046	1,397	999
2.691% due 12/25/2034	55	52
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	3	2
JPMorgan Chase Commercial Mortgage Securities Trust
1.269% due 12/15/2047 (a)	19,152	1,132
JPMorgan Mortgage Trust
2.104% due 11/25/2033	66	65
2.636% due 11/25/2035	69	66
Luminent Mortgage Trust
0.391% due 12/25/2036	1,954	1,587
MASTR Alternative Loan Trust
0.822% due 03/25/2036	185	46
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.771% due 12/15/2030	191	183
Merrill Lynch Mortgage Investors Trust
0.632% due 02/25/2036	64	60
0.672% due 08/25/2036	43	42
1.904% due 10/25/2035	422	411
2.289% due 02/25/2033	81	78
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.877% due 08/12/2049	2,700	2,816
Morgan Stanley Bank of America Merrill Lynch Trust
1.375% due 05/15/2046 (a)	14,181	831
Residential Accredit Loans, Inc. Trust
0.572% due 02/25/2047	563	308
0.652% due 05/25/2037 ^	166	40
Residential Asset Securitization Trust
0.872% due 12/25/2036 ^	227	64
6.250% due 10/25/2036 ^	729	612
6.500% due 08/25/2036 ^	574	380
Residential Funding Mortgage Securities, Inc. Trust
3.192% due 09/25/2035 ^	108	87
6.500% due 03/25/2032	11	12
Sequoia Mortgage Trust
0.752% due 07/20/2033	320	303
1.102% due 10/19/2026	107	105
2.749% due 04/20/2035	1,119	1,161
Structured Adjustable Rate Mortgage Loan Trust
2.580% due 04/25/2034	186	186
2.586% due 02/25/2034	85	85
2.597% due 12/25/2035	1,815	1,454
2.737% due 09/25/2034	198	198
Structured Asset Mortgage Investments Trust
0.612% due 07/25/2046 ^	314	249
0.632% due 05/25/2046	504	397
0.652% due 07/19/2035	1,084	945
0.982% due 07/19/2034	79	79
Thornburg Mortgage Securities Trust
2.084% due 06/25/2047 ^	734	658
2.394% due 06/25/2037	1,716	1,647
5.750% due 06/25/2037	1,148	1,131
UBS-Barclays Commercial Mortgage Trust
1.816% due 12/10/2045 (a)	13,613	1,172
UBS-Citigroup Commercial Mortgage Trust
2.432% due 01/10/2045 (a)	5,646	440

WaMu Mortgage Pass-Through Certificates Trust
0.712% due 07/25/2045	478	453
0.732% due 01/25/2045	266	253
2.151% due 09/25/2046	1,898	1,739
2.151% due 10/25/2046	63	57
2.151% due 11/25/2046	534	482
2.183% due 03/25/2033	285	286
2.439% due 03/25/2034	219	220
2.443% due 03/25/2035	274	274
2.446% due 04/25/2035	1,482	1,466
2.515% due 08/25/2034	374	374
2.559% due 06/25/2033	50	51
5.877% due 08/25/2046 ^	1,109	1,022
Washington Mutual Mortgage Pass-Through Certificates Trust
0.872% due 04/25/2035	1,644	1,241
1.027% due 04/25/2047 ^	186	22
1.197% due 07/25/2046 ^	300	192
Wells Fargo Mortgage-Backed Securities Trust
2.738% due 06/25/2035	660	677
2.755% due 06/25/2035	365	363
Wells Fargo-RBS Commercial Mortgage Trust
1.470% due 03/15/2045 (a)	15,176	902

		52,805

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
2.014% due 01/16/2018	9,000	208

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 15.5%
Fannie Mae
0.397% due 10/27/2037	$3,792	3,772
0.852% due 11/25/2040	1,184	1,189
0.872% due 11/25/2040	1,987	1,998
0.922% due 10/25/2040 - 12/25/2040	2,301	2,310
2.255% due 12/01/2034	175	182
2.398% due 03/01/2024	4	4
2.410% due 05/01/2035	66	70
2.614% due 11/01/2034	1,120	1,186
2.696% due 11/01/2023	3	3
3.490% due 12/01/2020	912	957
3.730% due 01/01/2018	1,000	1,002
5.090% due 09/01/2041	473	538
6.500% due 11/01/2036	357	386
Fannie Mae, TBA
3.000% due 01/01/2046	7,000	6,998
3.500% due 02/01/2046	9,500	9,779
4.500% due 01/01/2046	25,600	27,644
Freddie Mac
0.889% due 09/25/2022 (a)	5,165	245
0.931% due 12/15/2037 - 07/15/2040	982	989
1.041% due 11/25/2022 (a)	6,084	348
1.286% due 08/25/2019 (a)	8,263	345
1.370% due 11/25/2019 (a)	7,533	343
1.443% due 10/25/2044	1,651	1,680
2.423% due 04/01/2037	42	44
2.487% due 05/01/2023	14	14
2.488% due 02/01/2029	71	75
6.000% due 12/15/2024	49	55
7.400% due 02/01/2021	13	13
Ginnie Mae
0.945% due 02/16/2030	72	72
1.625% due 12/20/2023 - 12/20/2026	28	29
1.750% due 05/20/2022 - 05/20/2030	117	121
1.875% due 07/20/2022 - 09/20/2026	53	55
2.000% due 04/20/2030 - 05/20/2030	24	25
6.000% due 08/20/2034	5,122	5,838
NCUA Guaranteed Notes
0.646% due 11/06/2017	7,348	7,360

Tennessee Valley Authority
5.880% due 04/01/2036		3,900	5,020

			80,689

U.S. TREASURY OBLIGATIONS 9.8%
U.S. Treasury Bonds
2.875% due 08/15/2045		100	97
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)		1,681	1,629
0.125% due 07/15/2022 (i)(k)		10,134	9,825
0.125% due 01/15/2023 (g)(i)		19,678	18,863
0.125% due 07/15/2024 (i)		2,404	2,282
0.250% due 01/15/2025 (g)		16,265	15,514
1.375% due 01/15/2020 (i)(k)		770	800
1.375% due 02/15/2044		204	207
2.375% due 01/15/2027 (k)		1,061	1,226
U.S. Treasury Notes
2.000% due 10/31/2021 (k)		400	401

			50,844

Total United States (Cost $232,565)			230,765

SHORT-TERM INSTRUMENTS 11.3%
CERTIFICATES OF DEPOSIT 1.0%
Intesa Sanpaolo SpA
1.701% due 04/11/2016		$5,000	5,004

REPURCHASE AGREEMENTS (f) 0.3%			1,408

SHORT-TERM NOTES 0.0%
Czech Republic Ministry of Finance Bill
0.010% due 09/30/2016 (c)	CZK	5,000	202

JAPAN TREASURY BILLS 10.0%
(0.054%) due 03/07/2016 - 03/14/2016 (b)	JPY	6,270,000	52,170
Total Short-Term Instruments (Cost $57,924)			58,784

Total Investments in Securities (Cost $607,555)			590,407

	SHARES
INVESTMENTS IN AFFILIATES 1.7%
SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III		917,196	9,056

Total Short-Term Instruments (Cost $9,057)			9,056

Total Investments in Affiliates (Cost $9,057)			9,056

Total Investments 115.0% (Cost $616,612)			$599,463
Financial Derivative Instruments (h)(j) 0.2% (Cost or Premiums, net $(2,044))			1,084
Other Assets and Liabilities, net (15.2%)			(79,109)

Net Assets 100.0%			$521,438

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond. Coupon presented is a calculated yield.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$1,408	Fannie Mae 2.170% due 10/17/2022	$(1,436)	$1,408	$1,408

Total Repurchase Agreements						$(1,436)	$1,408	$1,408

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
GRE	0.900%	12/31/2015	01/14/2016		$(10,519)	$(10,520)
	1.200	12/28/2015	01/04/2016		(2,468)	(2,469)
MBC	0.800	11/12/2015	02/11/2016	GBP	(5,181)	(7,647)

Total Reverse Repurchase Agreements						$(20,636)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
MSC	0.370%	10/09/2015	01/07/2016		$(101)	$(101)
MYI	(0.180)	10/08/2015	01/12/2016	EUR	(18,194)	(19,769)
TDM	0.350	10/09/2015	01/11/2016		$(202)	(202)

Total Sale-Buyback Transactions						$(20,072)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(42,573) at a weighted average interest rate of 0.116%.
(3)	Payable for sale-buyback transactions includes $6 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	01/01/2046	$5,000	$(5,273)	$(5,290)
Fannie Mae, TBA	4.000	02/01/2046	6,000	(6,337)	(6,336)
Fannie Mae, TBA	4.500	01/01/2046	26,000	(28,027)	(28,076)
Fannie Mae, TBA	4.500	02/01/2046	38,000	(40,915)	(40,972)

Total Short Sales				$(80,552)	$(80,674)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $40,629 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$109.000	02/19/2016	686	$6	$5
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/19/2016	700	6	11
Put - CBOT U.S. Treasury 10-Year Note March Futures	109.000	02/19/2016	658	6	11

				$18	$27

Total Purchased Options				$18	$27

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor March Futures	Short	03/2016	16	$(4)	$0	$0
90-Day Eurodollar June Futures	Short	06/2016	4	3	0	0
Australia Government 10-Year Bond March Futures	Long	03/2016	10	3	0	(10)
Call Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2016	20	0	0	0
Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2016	177	0	0	0
Canada Government 10-Year Bond March Futures	Short	03/2016	63	(128)	2	(8)
Euro-Bobl March Futures	Long	03/2016	203	(174)	9	0
Euro-BONO March Future	Short	03/2016	36	118	0	(25)
Euro-BTP Italy Government Bond March Futures	Long	03/2016	4	1	8	0
Euro-Bund 10-Year Bond March Futures	Short	03/2016	236	455	0	(10)
Euro-Buxl 30-Year Bond March Futures	Short	03/2016	6	20	0	(4)
Euro-OAT France Government 10-Year Bond March Futures	Long	03/2016	27	(71)	6	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	686	(167)	97	0
U.S. Treasury 10-Year Note March Futures	Long	03/2016	849	(149)	252	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	84	58	84	0
United Kingdom Long Gilt March Futures	Short	03/2016	42	61	46	(20)

Total Futures Contracts				$26	$504	$(77)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020		$25,100	$351	$(187)	$42	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020		35,800	209	(66)	5	0
iTraxx Europe Main 24 5-Year Index	1.000	12/20/2020	EUR	39,400	493	(139)	16	0
iTraxx Senior 24 5-Year Index	1.000	12/20/2020		3,200	41	(5)	0	(1)

					$1,094	$(397)	$63	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CHF-LIBOR	0.050%	03/16/2026	CHF	1,400	$(34)	$(33)	$0	$(3)
Pay	3-Month SEK-LIBOR	1.080	01/26/2025	SEK	3,400	(11)	0	1	0
Pay	3-Month SEK-LIBOR	1.085	01/26/2025		4,000	(12)	0	1	0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		$84,500	(186)	300	0	(20)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		11,600	(158)	128	0	(18)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		147,900	(3,149)	(4,000)	0	(470)
Receive	3-Month USD-LIBOR	2.300	01/13/2023		8,200	(171)	118	0	(19)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		15,100	(464)	(656)	0	(63)
Pay	3-Month USD-LIBOR	2.500	12/16/2025		18,600	508	(77)	68	0
Pay	3-Month USD-LIBOR	2.500	12/16/2035		100	(1)	(2)	1	0
Pay	3-Month USD-LIBOR	2.500	06/15/2046		4,400	(197)	(21)	35	0
Pay	3-Month ZAR-JIBAR	8.500	03/16/2026	ZAR	10,000	(44)	(43)	0	(10)
Receive	6-Month AUD-BBR-BBSW	3.500	12/17/2025	AUD	1,800	(49)	(2)	14	0
Receive	6-Month AUD-BBR-BBSW	3.250	06/17/2026		1,200	(7)	2	10	0
Receive	6-Month EUR-EURIBOR	0.150	03/16/2018	EUR	11,900	(43)	(24)	0	(1)
Pay	6-Month EUR-EURIBOR	0.493	03/16/2021		19,900	127	67	3	0
Pay	6-Month EUR-EURIBOR	0.500	03/16/2021		6,000	41	(49)	1	0
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		7,400	18	(104)	0	(5)
Pay	6-Month EUR-EURIBOR	1.000	03/16/2026		30,400	(135)	(63)	0	(25)
Receive	6-Month EUR-EURIBOR	1.564	11/30/2045		5,500	62	287	14	0
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		7,400	249	91	21	0
Receive	6-Month GBP-LIBOR	1.500	03/16/2018	GBP	7,200	(67)	31	3	0
Receive	6-Month GBP-LIBOR	1.750	09/16/2018		25,900	(256)	134	16	0
Pay	6-Month GBP-LIBOR	1.750	03/16/2021		7,700	53	(60)	0	(18)
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		2,800	14	(15)	14	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		1,300	(38)	(7)	14	0
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	10,800,000	75	(1)	0	(3)
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		5,680,000	(875)	(141)	0	(1)
Pay	6-Month JPY-LIBOR	1.000	12/18/2025		2,050,000	984	157	3	0
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		260,000	112	56	0	(1)
Pay	6-Month JPY-LIBOR	1.500	12/20/2045		510,000	324	136	0	(8)
Pay	28-Day MXN-TIIE	4.300	09/01/2016	MXN	200,600	42	(19)	4	0
Pay	28-Day MXN-TIIE	4.340	09/28/2017		75,700	5	(12)	4	0
Pay	28-Day MXN-TIIE	4.195	10/05/2017		57,300	(3)	(6)	3	0
Pay	28-Day MXN-TIIE	4.130	10/17/2017		167,300	(26)	1	9	0
Pay	28-Day MXN-TIIE	4.260	10/31/2017		119,900	(8)	(8)	6	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		79,700	(14)	13	8	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		197,000	132	(111)	17	0
Pay	28-Day MXN-TIIE	5.860	11/22/2022		29,800	(13)	(13)	4	0

						$(3,215)	$(3,946)	$274	$(665)

Total Swap Agreements						$(2,121)	$(4,343)	$337	$(666)

(i)	Securities with an aggregate market value of $9,759 and cash of $5,088 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2016		$13,924	AUD	19,415	$223	$0
	01/2016		1,351	MYR	5,580	0	(58)
	02/2016	AUD	19,415		$13,905	0	(223)
BOA	01/2016	BRL	3,672		937	10	(1)
	01/2016	IDR	7,254,000		520	0	(3)
	01/2016	NZD	5,764		3,758	0	(184)
	01/2016		$940	BRL	3,672	0	(12)
	02/2016	THB	55,677		$1,551	6	0
	02/2016		$21,437	GBP	14,232	0	(455)
	02/2016		2,280	NZD	3,417	51	0
	03/2016	JPY	140,000		$1,144	0	(23)
	04/2016	DKK	106,550		15,752	194	0
	05/2016		$1,012	PLN	4,094	29	0
BPS	01/2016	BRL	2,933		$751	10	0
	01/2016		$751	BRL	2,933	0	(9)
	01/2016		654	KRW	771,982	2	0
	02/2016	BRL	2,933		$743	9	0
	02/2016	DKK	3,705		533	0	(7)
	03/2016	JPY	1,820,000		14,884	0	(277)
	09/2016	CNH	17,343		2,624	52	0
BRC	01/2016	IDR	5,980,260		429	0	(2)
	02/2016	INR	92,947		1,375	0	(19)
	02/2016	TWD	15,803		476	0	(3)
	03/2016		$237	MXN	4,093	0	(1)
	09/2016	CNH	4,709		$708	9	0
CBK	01/2016	BRL	11,645		2,982	39	0
	01/2016	KRW	2,294		2	0	0
	01/2016	MYR	3,530		816	0	(2)
	01/2016		$2,978	BRL	11,645	0	(34)
	01/2016		431	KRW	499,745	0	(6)
	02/2016	EUR	9,468		$10,209	33	(123)
	02/2016	GBP	6,018		9,075	202	0
	02/2016	JPY	276,800		2,254	0	(51)
	02/2016	SEK	16,095		1,858	0	(51)
	02/2016		$117	BRL	463	0	(1)
	02/2016		23,565	EUR	21,656	37	(46)
	02/2016		1,191	JPY	145,700	22	0
	02/2016		700	SEK	6,065	20	0
	03/2016	JPY	270,000		$2,205	0	(44)
	05/2016	BRL	12,392		3,549	539	0
	09/2016	CNH	2,355		354	5	0
DUB	01/2016	BRL	10,932		2,860	96	0
	01/2016	CNY	3,354		516	4	0
	01/2016	KRW	481,222		419	10	0
	01/2016		$2,800	BRL	10,932	0	(36)
	02/2016	DKK	4,698		$667	0	(18)
	02/2016	TWD	18,310		553	0	(2)
	02/2016		$663	BRL	2,615	0	(9)
	04/2016	BRL	13,778		$4,048	669	0
FBF	01/2016		7,568		1,938	25	0
	01/2016		$1,954	BRL	7,568	0	(41)
	03/2016	JPY	430,000		$3,510	0	(72)
GLM	01/2016	BRL	11,886		3,010	5	0
	01/2016	INR	37,544		565	0	(1)
	01/2016		$3,044	BRL	11,886	0	(40)
	01/2016		11,769	JPY	1,446,800	269	0
	01/2016		100	KRW	113,247	0	(4)
	02/2016	EUR	2,346		$2,556	4	0
	02/2016		$512	CZK	13,036	13	0
	02/2016		1,036	SGD	1,465	0	(4)
	03/2016	MXN	98,446		$5,741	57	0
	04/2016	BRL	15,265		4,557	814	0
HUS	01/2016		$508	CNH	3,238	0	(17)
	02/2016		1,123	EUR	1,036	4	0
	02/2016		671	ILS	2,593	0	(4)
	02/2016		687	NOK	5,970	0	(12)
	03/2016	JPY	3,610,000		$29,829	0	(253)
	04/2016	DKK	31,175		4,614	62	0
	09/2016	CNH	2,354		354	5	0
JPM	01/2016	BRL	20,920		6,512	1,224	0
	01/2016	CAD	6,909		5,185	192	0
	01/2016	DKK	6,279		960	46	0
	01/2016	INR	204,435		3,077	0	(4)
	01/2016	KRW	4,600,908		3,924	12	(1)
	01/2016		$5,462	BRL	20,920	0	(174)
	01/2016		3,063	INR	204,973	26	0
	01/2016		1,579	KRW	1,820,936	3	(34)
	02/2016	CAD	178		$134	5	0
	02/2016	DKK	10,050		1,442	0	(23)
	02/2016	EUR	2,157		2,310	4	(40)
	02/2016	GBP	907		1,367	30	0
	02/2016	IDR	14,566,605		1,019	0	(17)
	02/2016	JPY	3,471,500		28,247	0	(658)
	02/2016	NZD	5,764		3,936	0	0
	02/2016	SGD	1,429		1,009	3	0
	02/2016	TWD	42,663		1,308	16	0
	02/2016		$6,851	CAD	9,131	0	(251)
	02/2016		1,892	EUR	1,760	27	(5)
	02/2016		1,407	GBP	945	0	(14)
	02/2016		32,117	JPY	3,952,800	795	0
	02/2016		1,932	SEK	16,505	25	0
	04/2016	DKK	12,783		$1,897	30	0
	09/2016	CNH	32,417		4,904	97	0
	09/2016		$1,444	CNH	9,417	0	(46)
	10/2016	DKK	38,430		$5,873	221	0
MSB	01/2016		10,282		1,574	76	0
	01/2016	JPY	1,446,800		11,836	0	(201)
	01/2016		$6,166	KRW	7,158,362	0	(78)
	01/2016		379	MYR	1,593	0	(10)
	02/2016	DKK	8,820		$1,299	14	0
	02/2016		$50,814	JPY	6,239,952	1,143	0
	09/2016	CZK	5,018		$201	0	(4)
NAB	01/2016	AUD	19,415		13,968	0	(180)
SCX	01/2016	INR	141,100		2,125	0	(2)
	01/2016	MYR	26,851		6,121	0	(101)
	01/2016	TRY	4,773		1,617	0	(12)
	02/2016	CAD	8,218		6,148	208	0
	02/2016	IDR	6,611,230		458	0	(12)
	02/2016	SGD	2,011		1,428	13	0
	02/2016		$3,310	CHF	3,390	80	0
	02/2016		9,990	EUR	9,274	100	(3)
	02/2016		7,450	INR	496,905	3	0
	05/2016		1,050	ZAR	15,618	0	(64)
UAG	01/2016	BRL	2,778		$719	17	0
	01/2016		$711	BRL	2,778	0	(9)
	01/2016		2,273	INR	151,069	4	0
	01/2016		820	KRW	941,331	0	(19)
	01/2016		4,281	MYR	18,130	0	(80)
	02/2016	GBP	195		$294	7	0
	02/2016		$712	BRL	2,778	0	(17)
	02/2016		178	GBP	120	0	(1)
	09/2016	CNH	14,516		$2,196	43	0
	09/2016		$9,470	CNH	61,744	0	(313)

Total Forward Foreign Currency Contracts						$7,993	$(4,521)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC USD versus BRL	BRL	4.000	03/28/2016	$600	$27	$32
FBF	Call - OTC USD versus BRL		4.000	03/28/2016	3,500	153	185
GLM	Call - OTC USD versus JPY	JPY	125.100	01/27/2016	2,900	20	1
SCX	Call - OTC USD versus CNY	CNY	6.520	10/31/2016	128	39	89

						$239	$307

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae 3.000% due 02/01/2046	$70.000	02/04/2016	$7,000	$0	$0
	Put - OTC Fannie Mae 3.500% due 02/01/2046	73.000	02/04/2016	9,000	0	0
	Call - OTC Fannie Mae 4.000% due 02/01/2046	124.000	02/04/2016	11,000	1	0

					$1	$0

Total Purchased Options					$240	$307

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$2,600	$(5)	$(2)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	4,200	(8)	(3)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	500	(1)	0
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	3,700	(2)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	3,700	(7)	(6)

						$(23)	$(11)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016	$3,200	$(37)	$(51)
CBK	Call - OTC USD versus RUB	RUB	71.500	03/09/2016	600	(13)	(29)
DUB	Put - OTC USD versus BRL	BRL	3.800	03/28/2016	600	(12)	(9)
	Call - OTC USD versus BRL		4.300	03/28/2016	600	(13)	(16)
FBF	Put - OTC USD versus BRL		3.800	03/28/2016	3,500	(75)	(54)
	Call - OTC USD versus BRL		4.300	03/28/2016	3,500	(72)	(90)
GLM	Call - OTC USD versus BRL		3.150	06/21/2016	6,000	(206)	(1,489)
	Put - OTC USD versus JPY	JPY	117.350	01/27/2016	5,800	(41)	(11)
	Put - OTC USD versus KRW	KRW	1,092.500	01/20/2016	400	(3)	0
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016	2,000	(22)	(13)
JPM	Call - OTC USD versus CNY		6.600	02/05/2016	1,770	(20)	(11)
	Put - OTC USD versus KRW	KRW	1,082.500	01/19/2016	1,300	(10)	0
	Put - OTC USD versus KRW		1,092.500	01/20/2016	1,500	(12)	0
MSB	Call - OTC USD versus RUB	RUB	70.000	02/02/2016	700	(12)	(32)

						$(548)	$(1,805)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$2,000	$(26)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	8,900	$(33)	$0
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		8,900	(78)	(190)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	03/10/2016	GBP	5,050	(40)	(16)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.250	03/10/2016		5,050	(27)	(32)
	Call - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.800	01/12/2016		3,800	(66)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.400	01/12/2016		3,800	(60)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	02/01/2016		6,000	(44)	(6)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.300	02/01/2016		6,000	(40)	(5)

								$(388)	$(250)

Total Written Options								$(985)	$(2,067)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Springleaf Finance Corp.	(5.000)%	06/20/2020	3.286%	$1,200	$(119)	$35	$0	$(84)
	Time Warner, Inc.	(1.050)	03/20/2016	0.048	1,500	0	(4)	0	(4)
	UBS AG	(1.000)	03/20/2017	0.922	1,900	1	(4)	0	(3)
DUB	Cardinal Health, Inc.	(1.000)	12/20/2016	0.033	500	(10)	5	0	(5)
	Cytec Industries, Inc.	(1.000)	09/20/2017	0.128	200	2	(5)	0	(3)
GST	Springleaf Finance Corp.	(5.000)	12/20/2017	1.919	5,000	(396)	90	0	(306)
	Temple-Inland, Inc.	(6.680)	03/20/2016	0.048	3,500	0	(61)	0	(61)
JPM	Ally Financial, Inc.	(5.000)	06/20/2018	1.411	900	(75)	(4)	0	(79)

						$(597)	$52	$0	$(545)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2019	4.461%		$1,100	$(31)	$(96)	$0	$(127)
	France Government International Bond	0.250	03/20/2020	0.195		1,800	(14)	18	4	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	1,100	(6)	5	0	(1)
BRC	France Government International Bond	0.250	03/20/2020	0.195		$1,500	(11)	15	4	0
	Russia Government International Bond	1.000	09/20/2016	1.591		1,200	(16)	11	0	(5)
	Tesco PLC	1.000	12/20/2020	2.886	EUR	200	(16)	(3)	0	(19)
CBK	Brazil Government International Bond	1.000	03/20/2019	4.263		$600	(25)	(33)	0	(58)
	France Government International Bond	0.250	03/20/2020	0.195		1,400	(13)	16	3	0
	France Government International Bond	0.250	06/20/2020	0.212		300	(2)	3	1	0
	Tesco PLC	1.000	12/20/2020	2.886	EUR	300	(25)	(3)	0	(28)
DUB	Brazil Government International Bond	1.000	03/20/2019	4.263		$3,800	(162)	(204)	0	(366)
FBF	Tesco PLC	1.000	12/20/2020	2.886	EUR	200	(16)	(3)	0	(19)
GST	Brazil Government International Bond	1.000	03/20/2019	4.263		$300	(13)	(16)	0	(29)
	France Government International Bond	0.250	03/20/2020	0.195		6,900	(61)	78	17	0
	France Government International Bond	0.250	06/20/2020	0.212		600	(3)	4	1	0
	Greece Government International Bond	1.000	03/20/2016	23.410		1,100	(264)	221	0	(43)
HUS	Brazil Government International Bond	1.000	09/20/2019	4.461		600	(17)	(52)	0	(69)
	France Government International Bond	0.250	03/20/2020	0.195		600	(4)	5	1	0
	Russia Government International Bond	1.000	09/20/2016	1.591		1,200	(14)	9	0	(5)
JPM	France Government International Bond	0.250	03/20/2020	0.195		2,500	(19)	25	6	0
	France Government International Bond	0.250	06/20/2020	0.212		600	(3)	4	1	0
MYC	Brazil Government International Bond	1.000	06/20/2019	4.369		200	(5)	(16)	0	(21)
	Brazil Government International Bond	1.000	09/20/2019	4.461		1,300	(38)	(113)	0	(151)
	France Government International Bond	0.250	03/20/2020	0.195		1,100	(8)	11	3	0

							$(786)	$(114)	$41	$(941)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation	Asset	Liability
BPS	iTraxx Europe Subordinated 23 5-Year Index	(1.000)%	12/20/2020	EUR	2,250	$50	$14	$64	$0
BRC	iTraxx Europe Subordinated 23 5-Year Index	(1.000)	12/20/2020		1,000	21	8	29	0

						$71	$22	$93	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021	EUR	6,800		$7,460	$(22)	$40	$18	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2026		2,050		2,222	6	28	34	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		12,300		13,333	15	168	183	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021		11,100		12,177	(8)	37	29	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021		22,000		24,134	(73)	130	57	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2026		5,340		5,789	66	22	88	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2021		18,500		20,294	(14)	62	48	0
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2026		2,200		2,385	35	1	36	0
MYC	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.9075% based on the notional amount of currency delivered	03/16/2021		$2,048	JPY	250,000	(19)	(7)	0	(26)

								$(14)	$481	$493	$(26)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month KRW-KWCDC	1.860%	12/01/2020	KRW	1,647,200	$0	$9	$9	$0
BPS	Receive	1-Year BRL-CDI	16.150	01/04/2021	BRL	6,100	0	10	10	0
CBK	Pay	3-Month KRW-KWCDC	1.863	12/01/2020	KRW	1,020,900	0	6	6	0
DUB	Pay	3-Month KRW-KWCDC	1.860	12/01/2020		4,941,500	0	27	27	0
JPM	Pay	1-Year BRL-CDI	11.320	01/04/2016	BRL	14,000	(2)	(22)	0	(24)
MYC	Receive	1-Year BRL-CDI	16.150	01/04/2021		12,600	11	11	22	0
NGF	Pay	3-Month KRW-KWCDC	1.863	12/01/2020	KRW	1,647,200	0	9	9	0

							$9	$50	$83	$(24)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$15	$0	$25	$25	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450	08/16/2016	7	0	12	12	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016	7	0	14	14	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	9	0	18	18	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800	08/16/2016	5	0	10	10	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	7	0	16	16	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.400	12/06/2016	4	0	4	4	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016	7	0	1	1	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450	08/16/2016	7	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016	15	0	(3)	0	(3)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	9	0	(8)	0	(8)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	12	0	(13)	0	(13)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.800	12/06/2016	4	0	(2)	0	(2)

						$0	$73	$100	$(27)

Total Swap Agreements						$(1,317)	$564	$810	$(1,563)

(k)	Securities with an aggregate market value of $2,440 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$0	$3,051	$0	$3,051
Sovereign Issues	0	2,349	0	2,349
Belgium
Corporate Bonds & Notes	0	218	0	218
Brazil
Corporate Bonds & Notes	0	4,214	0	4,214
Canada
Non-Agency Mortgage-Backed Securities	0	2,196	0	2,196
Sovereign Issues	0	18,642	0	18,642
Cayman Islands
Asset-Backed Securities	0	107	0	107
China
Sovereign Issues	0	303	0	303
Denmark
Corporate Bonds & Notes	0	35,101	0	35,101
France
Corporate Bonds & Notes	0	3,812	0	3,812
Sovereign Issues	0	42,514	0	42,514
Germany
Corporate Bonds & Notes	0	3,123	0	3,123
Sovereign Issues	0	1,417	0	1,417
Greece
Corporate Bonds & Notes	0	3,128	0	3,128
Ireland
Asset-Backed Securities	0	192	0	192
Corporate Bonds & Notes	0	4,633	0	4,633
Italy
Corporate Bonds & Notes	0	3,298	0	3,298
Non-Agency Mortgage-Backed Securities	0	4,343	0	4,343
Sovereign Issues	0	10,412	0	10,412
Japan
Corporate Bonds & Notes	0	794	0	794
Sovereign Issues	0	33,640	0	33,640
Luxembourg
Asset-Backed Securities	0	355	0	355
Mexico
Sovereign Issues	0	7,106	0	7,106
Netherlands
Asset-Backed Securities	0	412	0	412
Corporate Bonds & Notes	0	8,964	0	8,964
Norway
Corporate Bonds & Notes	0	3,304	0	3,304
Poland
Sovereign Issues	0	26	0	26
Portugal
Corporate Bonds & Notes	0	1,504	0	1,504
Slovenia
Sovereign Issues	0	17,645	0	17,645
Spain
Corporate Bonds & Notes	0	962	0	962
Sovereign Issues	0	36,144	0	36,144
Supranational
Corporate Bonds & Notes	0	6,774	0	6,774
Sweden
Corporate Bonds & Notes	0	1,734	0	1,734
Sovereign Issues	0	1,337	0	1,337
Switzerland
Corporate Bonds & Notes	0	1,988	0	1,988
Sovereign Issues	0	458	0	458
United Kingdom
Corporate Bonds & Notes	0	15,961	0	15,961
Sovereign Issues	0	18,697	0	18,697
United States
Asset-Backed Securities	0	15,365	0	15,365
Bank Loan Obligations	0	1,299	0	1,299
Corporate Bonds & Notes	0	28,974	0	28,974
Municipal Bonds & Notes	0	581	0	581
Non-Agency Mortgage-Backed Securities	0	52,800	5	52,805
Preferred Securities	208	0	0	208
U.S. Government Agencies	0	80,676	13	80,689
U.S. Treasury Obligations	0	50,844	0	50,844
Short-Term Instruments
Certificates of Deposit	0	5,004	0	5,004
Repurchase Agreements	0	1,408	0	1,408
Short-Term Notes	0	202	0	202
Japan Treasury Bills	0	52,170	0	52,170
	$208	$590,181	$18	$590,407

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	9,056	0	0	9,056

Total Investments	$9,264	$590,181	$18	$599,463

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(80,674)	$0	$(80,674)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	504	364	0	868
Over the counter	0	9,110	0	9,110
	$504	$9,474	$0	$9,978

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(77)	(666)	0	(743)
Over the counter	0	(8,151)	0	(8,151)

	$(77)	$(8,817)	$0	$(8,894)

Totals	$9,691	$510,164	$18	$519,873

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 79.0%
BANK LOAN OBLIGATIONS 0.3%
Valeant Pharmaceuticals International, Inc.
3.750% due 08/05/2020		$731	$703
4.000% due 04/01/2022		2,893	2,794

Total Bank Loan Obligations (Cost $3,402)			3,497

CORPORATE BONDS & NOTES 11.1%
BANKING & FINANCE 10.8%
Ally Financial, Inc.
2.750% due 01/30/2017		1,300	1,300
3.125% due 01/15/2016		300	300
3.250% due 09/29/2017		6,000	6,007
3.500% due 07/18/2016		300	302
5.500% due 02/15/2017		975	1,007
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (e)	EUR	6,800	6,965
11.500% due 10/10/2018 (e)		3,200	3,791
Banco Santander S.A.
6.250% due 09/11/2021 (e)		10,400	10,603
Bankia S.A.
0.147% due 01/25/2016		300	326
3.500% due 01/17/2019		6,100	6,987
4.375% due 02/14/2017		400	453
Barclays Bank PLC
7.625% due 11/21/2022		$10,300	11,748
7.750% due 04/10/2023		400	427
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	200	221
8.000% due 12/15/2020 (e)		800	945
BPCE S.A.
4.625% due 07/11/2024		$6,300	6,140
Citigroup, Inc. 2.650% due 10/26/2020		2,600	2,584
Credit Agricole S.A.
6.500% due 06/23/2021 (e)	EUR	400	448
7.875% due 01/23/2024 (e)		$2,300	2,359
8.125% due 09/19/2033		1,300	1,438
Credit Suisse AG
6.500% due 08/08/2023		5,900	6,371
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		900	901
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,300	3,311
4.750% due 08/15/2017		800	830
Goldman Sachs Group, Inc.
1.712% due 09/15/2020		8,500	8,528
International Lease Finance Corp.
5.750% due 05/15/2016		300	305
6.750% due 09/01/2016		300	309
KBC Bank NV
8.000% due 01/25/2023		3,400	3,715
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	6,000	9,286
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	3,000	3,191
Navient Corp.
6.250% due 01/25/2016		$123	123
Rabobank Group
8.375% due 07/26/2016 (e)		2,900	2,992
8.400% due 06/29/2017 (e)		700	754
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		200	209
UniCredit SpA
6.750% due 09/10/2021 (e)	EUR	800	821
8.000% due 06/03/2024 (e)		$600	569

			106,566

INDUSTRIALS 0.2%
DISH DBS Corp.
7.125% due 02/01/2016		1,200	1,205
MGM Resorts International
7.500% due 06/01/2016		300	306

10.000% due 11/01/2016		100	106
Time Warner Cable, Inc.
5.850% due 05/01/2017		200	209

			1,826

UTILITIES 0.1%
Sprint Communications, Inc.
6.000% due 12/01/2016		500	498

Total Corporate Bonds & Notes (Cost $113,452)			108,890

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
0.972% due 09/25/2041		6,132	6,205
4.000% due 10/01/2040†		13	13
Fannie Mae, TBA
3.000% due 02/01/2046		5,200	5,188
4.000% due 01/01/2046		21,000	22,218
Freddie Mac
0.881% due 07/15/2041		1,851	1,869

Total U.S. Government Agencies (Cost $35,392)			35,493

U.S. TREASURY OBLIGATIONS 28.4%
U.S. Treasury Bonds
3.000% due 05/15/2045 (h)		3,010	2,991
3.000% due 11/15/2044 (h)		2,200	2,189
3.000% due 11/15/2045 (h)		1,700	1,692
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2017 (k)		838	836
0.125% due 04/15/2018 (k)		2,366	2,361
0.125% due 04/15/2019 (h)(k)		19,892	19,770
0.125% due 04/15/2020		13,232	13,063
0.125% due 07/15/2022(m)		1,106	1,073
0.125% due 01/15/2023		309	296
0.125% due 07/15/2024		20,431	19,395
0.250% due 01/15/2025		1,506	1,437
0.375% due 07/15/2023		1,942	1,896
0.375% due 07/15/2025		702	679
0.625% due 07/15/2021 (h)(k)		33,552	33,769
0.625% due 01/15/2024		10,396	10,274
0.750% due 02/15/2042 (m)		526	462
0.750% due 02/15/2045 (h)		26,317	22,908
1.250% due 07/15/2020		981	1,021
1.375% due 02/15/2044 (h)		22,559	22,916
1.625% due 01/15/2018 (k)		908	937
1.875% due 07/15/2019(k)		668	709
2.125% due 02/15/2040		484	569
2.375% due 01/15/2025(k)		28,638	32,540
2.500% due 07/15/2016 (k)(m)		3,544	3,602
2.500% due 01/15/2029 (h)		12,991	15,383
3.875% due 04/15/2029(m)		347	471
U.S. Treasury Notes
0.500% due 09/30/2016†		17,800	17,773
1.625% due 04/30/2019 (h)(k)(m)		29,100	29,279
1.875% due 10/31/2022 (h)		11,600	11,455
2.125% due 06/30/2022 (h)		8,000	8,043

Total U.S. Treasury Obligations (Cost $284,117)			279,789

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		201	203
2.480% due 08/25/2035		67	67
2.605% due 08/25/2033		217	218
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		600	626
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035 ^		610	606
Countrywide Alternative Loan Trust
0.743% due 11/20/2035		1,482	1,205
1.257% due 02/25/2036		289	256
Countrywide Home Loan Mortgage Pass-Through Trust
0.742% due 03/25/2035		165	146
2.559% due 09/20/2036 ^		187	167
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,105	1,160
Marche Mutui SRL
0.339% due 10/27/2065	EUR	237	258
0.342% due 02/25/2055		687	732
2.189% due 01/27/2064		1,410	1,555
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036		$473	394

Structured Adjustable Rate Mortgage Loan Trust
2.540% due 01/25/2035		45	43
Structured Asset Mortgage Investments Trust
0.652% due 07/19/2035		78	73
WaMu Mortgage Pass-Through Certificates Trust
0.957% due 02/25/2047 ^		313	244
Wells Fargo Mortgage-Backed Securities Trust
2.747% due 09/25/2036 ^		1,760	1,658
2.763% due 03/25/2036		751	748

Total Non-Agency Mortgage-Backed Securities (Cost $9,552)			10,359

ASSET-BACKED SECURITIES 0.9%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		908	909
Citigroup Mortgage Loan Trust, Inc.
0.552% due 08/25/2036		8,340	7,605
Wood Street CLO BV
0.231% due 11/22/2021	EUR	144	156

Total Asset-Backed Securities (Cost $8,567)			8,670

SOVEREIGN ISSUES 9.5%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		1,500	1,522
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	45,700	10,361
0.000% due 01/01/2017 (c)		57,600	12,580
0.000% due 01/01/2019 (c)		8,000	1,278
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		11,100	2,678
France Government International Bond
0.250% due 07/25/2018 (d)	EUR	104	116
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (d)		202	232
2.100% due 09/15/2021 (d)		3,851	4,666
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	47,357	2,789
4.000% due 11/08/2046 (d)		10,061	594
4.500% due 12/04/2025 (d)		70,030	4,476
Republic of Germany
0.750% due 04/15/2018 (d)(h)	EUR	3,191	3,556
Republic of Greece Government International Bond
5.250% due 02/01/2016	JPY	505,700	4,055
Slovenia Government International Bond
5.250% due 02/18/2024		$1,900	2,101
5.850% due 05/10/2023		2,600	2,967
United Kingdom Gilt
0.125% due 03/22/2024 (d)(h)	GBP	23,875	37,344
0.125% due 03/22/2058 (d)		132	278
0.125% due 03/22/2068 (d)		281	662
0.375% due 03/22/2062 (d)		572	1,389

Total Sovereign Issues (Cost $100,919)			93,644

	SHARES
COMMON STOCKS 9.6%
CONSUMER DISCRETIONARY 0.0%
SFX Entertainment, Inc. (a)		23,989	4

FINANCIALS 8.0%
Bank of America Corp.		486,882	8,194
Citigroup, Inc.		152,313	7,882
Fidelity & Guaranty Life (j)		73,087	1,854
Fifth Third Bancorp		399,958	8,039
JPMorgan Chase & Co.		125,034	8,256
M&T Bank Corp.		64,240	7,785
PartnerRe Ltd.		28,587	3,995
PNC Financial Services Group, Inc.		86,432	8,238
StanCorp Financial Group, Inc.		35,727	4,069
Symetra Financial Corp.		126,058	4,005
U.S. Bancorp		186,945	7,977
Wells Fargo & Co.		149,251	8,113

			78,407

INDUSTRIALS 1.0%
Avolon Holdings Ltd. (a)		24,795	768
Precision Castparts Corp.		22,027	5,111

UTi Worldwide, Inc. (a)	588,541	4,137

		10,016

INFORMATION TECHNOLOGY 0.4%
Constant Contact, Inc. (a)	49,440	1,445
King Digital Entertainment PLC	161,450	2,887

		4,332

MATERIALS 0.2%
Airgas, Inc.	13,788	1,907

Total Common Stocks (Cost $92,180)		94,666

EXCHANGE-TRADED FUNDS 3.1%
iShares MSCI EAFE ETF	322,629	18,955
Vanguard FTSE Emerging Markets ETF	372,704	12,191

Total Exchange-Traded Funds (Cost $36,205)		31,146

REAL ESTATE INVESTMENT TRUSTS 2.0%
FINANCIALS 2.0%
American Capital Agency Corp.	867,209	15,037
Annaly Capital Management, Inc.	502,000	4,709

Total Real Estate Investment Trusts (Cost $22,217)		19,746

SHORT-TERM INSTRUMENTS 9.5%
REPURCHASE AGREEMENTS (g) 9.1%		89,140

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.2%
Fannie Mae
0.264% due 02/02/2016†	$1,900	1,900

U.S. TREASURY BILLS 0.2%
0.171% due 01/14/2016 (b)(h)(k)†	2,209	2,209

Total Short-Term Instruments (Cost $93,249)		93,249

Total Investments in Securities (Cost $799,252)		779,149

	SHARES
INVESTMENTS IN AFFILIATES 35.4%
MUTUAL FUNDS (f) 32.9%
PIMCO Capital Securities and Financials Fund	1,125,899	11,056
PIMCO Emerging Markets Corporate Bond Fund	1,071,186	10,219
PIMCO Income Fund	14,652,501	171,874
PIMCO Mortgage Opportunities Fund	2,040,887	22,307
PIMCO StocksPLUS® Fund	11,490,339	97,783
PIMCO TRENDS Managed Futures Strategy Fund	1,120,026	10,293

Total Mutual Funds (Cost $343,649)		323,532

EXCHANGE-TRADED FUNDS 2.4%
PIMCO Diversified Income Active Exchange-Traded Fund	274,000	12,757
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	260,000	10,413

Total Exchange-Traded Funds (Cost $26,214)		23,170

SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	102,847	1,016

Total Short-Term Instruments (Cost $1,016)	1,016

Total Investments in Affiliates (Cost $370,879)	347,718

Total Investments 114.4% (Cost $1,170,131)	$1,126,867
Financial Derivative Instruments (i)(l) 1.1% (Cost or Premiums, net $19,850)	10,209
Other Assets and Liabilities, net (15.5%)	(152,373)

Net Assets 100.0%	$984,703

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund II, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Repurchase Agreements
BOS	0.580%	12/31/2015	01/04/2016	$2,100	U.S. Treasury Notes 2.125% due 12/31/2022	$(2,144)	$2,100	$2,100
BPG	0.450 †	12/31/2015	01/04/2016	41,600	U.S. Treasury Floating Rate Note 0.344% due 01/31/2017	(15,931)	41,600	41,602
					U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2016 - 04/15/2020	(26,561)
DEU	0.500 †	12/31/2015	01/04/2016	14,400	U.S. Treasury Bonds 3.125% due 02/15/2043	(14,700)	14,400	14,401
GSC	0.520 †	12/31/2015	01/04/2016	4,100	Freddie Mac 3.500% due 09/01/2042	(4,240)	4,100	4,100
SAL	0.580 †	12/31/2015	01/04/2016	21,800	U.S. Treasury Notes 1.750% due 03/31/2022	(22,260)	21,800	21,801
SSB	0.010 †	12/31/2015	01/04/2016	5,140	Fannie Mae 2.170% due 10/17/2022	(5,253)	5,140	5,140

Total Repurchase Agreements						$(91,089)	$89,140	$89,144

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	0.450%	11/05/2015	04/07/2016		$(6,256)	$(6,261)
	0.600	12/29/2015	01/22/2016		(1,992)	(1,992)
	1.250	12/24/2015	01/05/2016		(908)	(908)
BSN	0.430	11/05/2015	01/05/2016		(447)	(447)
GRE	0.400	12/30/2015	01/15/2016		(1,700)	(1,700)
	1.050	12/22/2015	01/05/2016		(2,579)	(2,580)
	1.100	12/22/2015	01/05/2016		(8,261)	(8,265)
IND	0.330	10/07/2015	01/07/2016		(1,919)	(1,921)
	0.330	11/05/2015	01/07/2016		(14,926)	(14,934)
	0.480	11/18/2015	01/19/2016		(19,581)	(19,593)
	0.480	11/19/2015	01/20/2016		(1,983)	(1,984)
	0.510	12/02/2015	01/13/2016		(1,718)	(1,719)
	0.770	12/03/2015	01/06/2016	GBP	(5,009)	(7,390)
SCX	0.370	10/09/2015	01/08/2016		$(4,635)	(4,639)
	0.410	10/21/2015	01/21/2016		(7,439)	(7,446)
	0.440	12/15/2015	01/05/2016		(8,303)	(8,305)
	0.530	11/13/2015	02/12/2016		(1,816)	(1,817)
	0.590	12/31/2015	01/12/2016		(2,995)	(2,995)

Total Reverse Repurchase Agreements						$(94,896)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
GSC	0.460%	11/16/2015	01/15/2016		$(11,483)	$(11,498)
	0.600	11/23/2015	01/05/2016		(9,575)	(9,584)
MSC	0.370	10/09/2015	01/07/2016		(7,670)	(7,677)
MYI	0.779	12/02/2015	01/06/2016	GBP	(20,885)	(30,808)
TDM	0.350	10/09/2015	01/11/2016		$(1,362)	(1,363)
UBS	(0.130)	12/29/2015	01/12/2016	EUR	(10,164)	(11,045)

Total Sale-Buyback Transactions						$(71,975)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(217,261) at a weighted average interest rate of 0.164%.
(3)	Payable for sale-buyback transactions includes $4 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.500%	02/01/2046	$18,900	$(19,393)	$(19,454)
Fannie Mae, TBA	4.000	01/01/2046	34,000	(35,949)	(35,972)
Fannie Mae, TBA	4.000	02/01/2046	21,000	(22,160)	(22,177)
Fannie Mae, TBA	4.500	02/01/2046	22,000	(23,697)	(23,720)

Total Short Sales				$(101,199)	$(101,323)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $166,002 and cash of $147 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE iShares MSCI Emerging Markets Index Fund	$34.500	03/18/2016	6,159	$353	$228

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$109.000	02/19/2016	815	$7	$6
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.500	02/19/2016	724	6	12
Call - CBOT U.S. Treasury 30-Year Note March Futures	200.000	02/19/2016	143	1	2

				$14	$20

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	2,100.000	03/18/2016	101	$395	$273
Call - EUREX EURO STOXX 50 Index	3,250.000	01/15/2016	572	389	396

				$784	$669

Total Purchased Options				$1,151	$917

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - NYMEX Natural Gas February Futures †	$1.900	01/26/2016	183	$(74)	$(44)
Call - NYMEX Natural Gas February Futures †	2.600	01/26/2016	183	(73)	(106)

				$(147)	$(150)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$30.000	03/18/2016	6,159	$(437)	$(364)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,925.000	01/15/2016	49	$(65)	$(17)
Put - CBOE S&P 500 Index	1,900.000	01/29/2016	50	(130)	(36)
Put - CBOE S&P 500 Index	1,975.000	01/29/2016	52	(127)	(88)
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	101	(374)	(266)
Call - EUREX EURO STOXX 50 Index	3,350.000	01/15/2016	572	(169)	(119)

				$(865)	$(526)

Total Written Options				$(1,449)	$(1,040)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum April Futures †	Short	04/2016	62	$47	$0	$0
Arabica Coffee May Futures †	Short	05/2016	27	(18)	0	(31)
Brent Crude April Futures †	Long	02/2016	726	695	595	0
Brent Crude May Futures †	Short	03/2016	23	93	0	(19)
Call Options Strike @ USD 99.250 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	617	45	3	0
Chicago Ethanol (Platts) Futures †	Long	01/2016	3	(12)	2	0
Chicago Ethanol (Platts) Futures †	Long	12/2016	9	(16)	5	0
Cocoa May Futures †	Long	05/2016	92	(84)	0	(17)
Copper April Futures †	Long	04/2016	27	(10)	0	0
Corn December Futures †	Short	12/2016	20	6	0	0
Corn March Futures †	Short	03/2016	7	3	0	0
Corn May Futures †	Short	05/2016	146	132	6	0
Cotton No. 2 May Futures †	Long	05/2016	8	(1)	0	(2)
E-mini S&P 500 Index March Futures	Long	03/2016	922	1,028	0	(885)
Euro STOXX 50 March Futures	Long	03/2016	1,811	127	0	(335)
Euro-BTP Italy Government Bond March Futures	Long	03/2016	72	(115)	52	0
Euro-Bund 10-Year Bond March Futures	Long	03/2016	10	(5)	0	0
FTSE 100 Index March Futures	Long	03/2016	213	579	0	(173)
Gas Oil April Futures †	Short	04/2016	26	47	12	0
Gold 100 oz. April Futures †	Long	04/2016	4	(14)	0	0
Gold 100 oz. February Futures †	Short	02/2016	92	141	0	(8)
Hang Seng China Enterprises Index January Futures	Long	01/2016	433	(675)	11	(377)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	28	7	5	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	3	(5)	1	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2017	5	4	1	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2016	6	4	1	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	1	(1)	0	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2017	6	4	1	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	29	(4)	5	0
Lead April Futures †	Long	04/2016	17	21	0	0
Mini MSCI Emerging Markets Index March Futures	Long	03/2016	435	510	0	(43)
Natural Gas April Futures †	Short	03/2016	85	(212)	0	(77)
New York Harbor ULSD April Futures †	Short	03/2016	31	206	0	(14)
Nickel April Futures †	Long	04/2016	22	19	0	0
Nikkei Index 400 March Futures	Long	03/2016	2,492	(437)	52	0
Platinum April Futures †	Long	04/2016	186	109	234	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	2,055	17	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	2,055	(83)	10	0
Put Options Strike @ USD 98.625 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2016	617	53	17	0
Put Options Strike @ USD 98.625 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	617	(18)	0	(9)
Silver May Futures †	Short	05/2016	4	8	1	0
Sugar No. 11 May Futures †	Long	04/2016	108	30	19	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	1,460	(598)	205	0
U.S. Treasury 10-Year Note March Futures	Long	03/2016	472	(259)	175	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	113	(26)	0	(57)
Wheat May Futures †	Short	05/2016	56	53	0	0
WTI Crude April Futures †	Short	03/2016	726	(1,104)	0	(450)
WTI-Brent April Futures †	Short	04/2016	23	10	0	(16)
Zinc April Futures †	Long	04/2016	14	19	0	0

Total Futures Contracts				$320	$1,413	$(2,513)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$7,029	$277	$(51)	$7	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	15,400	215	(28)	25	0

				$492	$(79)	$32	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR †	0.680%	09/14/2016		$17,800	$6	$6	$0	$(1)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		57,600	(783)	621	0	(90)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		44,900	874	563	112	0
Receive	3-Month USD-LIBOR	3.000	09/16/2025		36,800	(461)	(351)	0	(78)
Receive	3-Month USD-LIBOR	2.225	09/16/2025		3,400	(31)	(31)	0	(12)
Receive	3-Month USD-LIBOR	2.800	10/28/2025		81,700	(260)	40	0	(170)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		34,800	(1,069)	(1,545)	0	(144)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		75,000	309	480	0	(297)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		19,900	(402)	319	0	(168)
Pay	6-Month EUR-EURIBOR	1.000	03/16/2026	EUR	35,900	(160)	(276)	0	(29)
Receive	6-Month GBP-LIBOR	1.500	03/16/2018	GBP	67,400	(624)	132	34	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		9,620	48	(6)	50	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		14,320	(420)	(206)	155	0
Pay	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	1,780,000	845	206	3	0
Pay	6-Month JPY-LIBOR	1.000	03/20/2024		1,220,000	592	121	3	0
Pay	6-Month JPY-LIBOR	1.500	12/20/2044		1,120,000	723	476	0	(17)
Pay	28-Day MXN-TIIE	5.780	10/06/2022	MXN	36,500	(20)	1	4	0
Pay	28-Day MXN-TIIE	5.910	11/25/2022		134,600	(23)	(22)	17	0

						$(856)	$528	$378	$(1,006)

Total Swap Agreements						$(364)	$449	$410	$(1,006)

(j)	Securities with an aggregate market value of $1,513 and cash of $1 have been pledged as collateral as of December 31, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(k)	Securities with an aggregate market value of $26,112 and cash of $4,803 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2016	AUD	13,865		$9,944	$0	$(159)
	02/2016		$9,930	AUD	13,865	159	0
BOA	01/2016	BRL	12,611		$3,214	26	0
	01/2016	CAD	37,588		27,065	0	(100)
	01/2016	CHF	814		814	1	0
	01/2016		$3,162	BRL	12,611	25	0
	01/2016		31,210	GBP	20,703	0	(689)
	01/2016		5,539	INR	364,337	0	(47)
	02/2016	BRL	12,611		$3,130	0	(26)
	02/2016	HKD	8,038		1,037	0	0
	02/2016		$27,068	CAD	37,588	99	0
	02/2016		671	THB	24,095	0	(2)
	03/2016	RUB	25,809		$346	0	(1)
	03/2016		$346	RUB	25,810	1	0
	05/2016		1,553	ZAR	23,304	0	(81)
	10/2016	BRL	17,400		$4,415	399	0
BPS	01/2016		9,349		2,356	3	(8)
	01/2016		$2,412	BRL	9,349	0	(52)
	01/2016		1,548	MXN	26,224	0	(27)
	01/2016		1,342	MYR	5,697	0	(22)
	02/2016	TWD	333,111		$10,264	169	0
	02/2016		$696	BRL	2,810	7	0
	10/2016	BRL	4,300		$1,036	43	0
	01/2017		9,200		2,119	47	0
BRC	01/2016	INR	71,584		1,076	0	(4)
	01/2016		$2,141	INR	143,168	18	0
	03/2016		619	PEN	2,124	0	(3)
CBK	01/2016	AUD	4,243		$3,094	2	0
	01/2016	BRL	858		257	40	0
	01/2016	CAD	3,955		2,847	0	(11)
	01/2016	CHF	814		822	9	0
	01/2016	EUR	3,755		4,099	18	0
	01/2016	GBP	1,963		2,912	18	0
	01/2016	INR	317,792		4,785	0	(5)
	01/2016	MXN	26,224		1,512	0	(10)
	01/2016	NOK	8,600		975	3	0
	01/2016	NZD	4,353		2,976	0	(1)
	01/2016		$3,094	AUD	4,243	0	(2)
	01/2016		220	BRL	858	0	(3)
	01/2016		2,848	CAD	3,955	10	0
	01/2016		822	CHF	814	0	(9)
	01/2016		5,006	EUR	4,612	23	(18)
	01/2016		10,324	GBP	6,926	0	(114)
	01/2016		3,492	JPY	421,054	11	0
	01/2016		975	NOK	8,600	0	(3)
	01/2016		1,032	TRY	3,043	7	0
	02/2016	EUR	4,728		$5,080	0	(62)
	02/2016	GBP	1,479		2,261	80	0
	02/2016		$723	COP	2,285,041	0	(6)
	02/2016		2,464	JPY	303,300	62	0
	02/2016		5,533	SEK	47,935	152	0
	10/2016	BRL	3,300		$800	38	0
	10/2016	CNH	101,406		15,575	569	0
DUB	01/2016	BRL	10,881		2,787	36	0
	01/2016	KRW	98,642		85	1	0
	01/2016		$2,881	BRL	10,881	0	(131)
	01/2016		10,030	INR	669,101	55	0
	02/2016	AUD	1,428		$1,030	0	(8)
	02/2016	CAD	1,101		826	30	0
	02/2016		$19,536	CHF	19,498	0	(38)
	02/2016		723	DKK	5,090	19	0
	02/2016		1,136	HKD	8,803	0	0
	02/2016		1,211	ILS	4,698	0	(3)
	05/2016		411	PLN	1,630	4	0
	01/2017	BRL	11,200		$2,588	67	0
FBF	01/2016		5,239		1,348	24	0
	01/2016	KRW	5,458,791		4,695	52	0
	01/2016		$1,342	BRL	5,239	0	(17)
	01/2016		579	PEN	1,959	0	(5)
	03/2016	PEN	1,959		$572	4	0
GLM	01/2016	BRL	458		121	5	0
	01/2016		$117	BRL	458	0	(2)
	01/2016		332	RUB	23,219	0	(15)
	05/2016	HUF	1,508		$5	0	0
	01/2017	BRL	20,300		4,749	179	0
HUS	01/2016	PEN	1,959		584	10	0
	01/2016		$10,327	INR	690,566	82	0
	02/2016	COP	2,537,023		$864	68	0
	02/2016	ILS	796		206	1	0
	02/2016	JPY	378,700		3,100	0	(53)
	02/2016		$676	IDR	9,541,993	2	0
	03/2016		1,477	MXN	25,676	6	0
JPM	01/2016	BRL	15,318		$4,132	260	0
	01/2016	CNH	33,262		5,137	93	0
	01/2016	EUR	2,864		3,141	29	0
	01/2016	JPY	421,054		3,421	0	(83)
	01/2016	KRW	5,863,099		5,052	66	0
	01/2016		$3,923	BRL	15,318	0	(51)
	01/2016		17,694	CAD	23,578	0	(654)
	01/2016		1,414	EUR	1,305	5	0
	01/2016		2,886	NZD	4,353	89	0
	01/2016		310	PHP	14,667	2	0
	02/2016	CAD	2,721		$2,051	85	0
	02/2016		$1,200	AUD	1,709	43	0
	02/2016		2,747	DKK	19,014	25	0
	02/2016		1,548	GBP	1,029	0	(31)
	02/2016		47,367	JPY	5,828,628	1,164	0
	02/2016		2,973	NZD	4,354	0	0
	04/2016	BRL	9,002		$2,700	493	0
	10/2016		20,700		5,182	404	0
	01/2017		16,900		3,976	171	0
MSB	01/2016	EUR	3,755		4,080	0	(3)
	01/2016	GBP	13,122		19,783	439	0
	02/2016	CHF	354		355	1	0
	02/2016	NOK	1,788		206	4	0
	02/2016		$1,087	GBP	707	0	(45)
NAB	01/2016		9,975	AUD	13,865	128	0
	02/2016		8,461	EUR	7,834	60	0
NGF	03/2016	MXN	159,370		$9,142	0	(60)
SCX	01/2016	NZD	14,719		9,620	0	(447)
	01/2016	TRY	3,488		1,182	0	(9)
	01/2016		$3,079	AUD	4,243	12	0
	01/2016		2,929	CAD	3,955	0	(71)
	01/2016		2,960	GBP	1,963	0	(66)
	01/2016		993	NOK	8,600	0	(21)
	02/2016	CHF	196		$200	4	0
	02/2016	SGD	15,106		10,730	94	0
	02/2016		$7,080	NZD	10,916	369	0
	09/2016	CNH	17,598		$2,670	62	0
SOG	01/2016		$709	RUB	46,750	0	(71)
TDM	01/2016	BRL	9,895		$2,534	33	0
	01/2016		$2,539	BRL	9,895	0	(38)
	01/2017	BRL	11,100		$2,538	39	0
UAG	01/2016	MYR	2,301		544	11	0
	01/2016		$10,055	CAD	14,010	70	0
	01/2016		19,416	GBP	13,122	0	(71)
	02/2016	GBP	13,122		$19,417	71	0
	02/2016	NZD	14,719		10,062	11	0
	02/2016		$1,121	GBP	757	0	(5)
	02/2016		10,160	HKD	78,723	2	0
	10/2016	CNH	148,037		$22,815	909	0

Total Forward Foreign Currency Contracts						$7,932	$(3,463)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC USD versus CNH	CNH	6.244	05/12/2016	$55,006	$254	$38

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$181,300	$3,140	$616
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200	07/29/2016	52,900	2,290	1
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	01/05/2016	133,800	86	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	129,500	104	9
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	124,100	4,913	1,331
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	62,000	57	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016	153,600	284	350
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016	151,800	272	348
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	231,400	4,880	786
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	148,950	6,339	1,598
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	13,200	1,848	1,339
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016	320,800	273	8

							$24,486	$6,387

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 1,957.950	10Y USD CMS 2.6425	11/18/2016		$31	$761	$505
JPM	Put - OTC EURO STOXX 50 Index D&I @ 3,378.790	EURUSD 1.02	11/18/2016	EUR	18	759	349

						$1,520	$854

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 3.500% due 01/01/2046	$113.000	01/06/2016	$42,000	$2	$0

Total Purchased Options					$26,262	$7,279

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100%	01/20/2016	$3,900	$(8)	$(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	02/17/2016	4,000	(11)	(4)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.200	02/17/2016	3,900	(8)	(2)

						$(27)	$(7)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC USD versus BRL	BRL	3.700	01/14/2016	$12,000	$(200)	$(13)
FBF	Call - OTC USD versus BRL		4.000	03/17/2016	5,200	(221)	(254)

						$(421)	$(267)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	$12,000	$(106)	$(7)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	2,900	(2)	0
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	7,200	(328)	(183)
JPM	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	04/10/2020	8,600	0	47
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	8,600	0	(2)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	11,700	(132)	(155)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	5,200	(96)	(81)

						$(664)	$(381)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 01/13/2021)	6-Month GBP-LIBOR	Receive	2.340%	01/13/2016	GBP	44,000	$(547)	$(41)
	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500	02/18/2016		$71,200	(228)	(110)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016		49,300	(185)	(74)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017		55,400	(1,847)	(949)
NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016		23,100	(89)	(35)

								$(2,896)	$(1,209)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC IBEX 35 Index	9,500.000	01/15/2016	EUR	1	$(137)	$(162)
	Put - OTC SGX Nifty 50 Index	7,450.000	01/28/2016		$1	(79)	(18)
GST	Put - OTC Swiss Market Index	8,400.000	01/15/2016	CHF	1	(81)	(25)

						$(297)	$(205)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae 3.500% due 01/01/2046	$102.602	01/06/2016	$5,000	$(13)	$(1)
	Call - OTC Fannie Mae 3.500% due 01/01/2046	103.281	01/06/2016	21,000	(54)	(23)
	Call - OTC Fannie Mae 3.500% due 01/01/2046	103.492	01/06/2016	20,000	(45)	(9)
	Call - OTC Fannie Mae 3.500% due 01/01/2046	103.531	01/06/2016	5,900	(19)	(2)
	Call - OTC Fannie Mae 3.500% due 02/01/2046	103.359	02/04/2016	4,000	(9)	(12)
	Call - OTC Fannie Mae 3.500% due 02/01/2046	103.625	02/04/2016	9,000	(31)	(19)
	Call - OTC Fannie Mae 3.500% due 02/01/2046	104.148	02/04/2016	5,000	(7)	(5)

					$(178)	$(71)

Total Written Options					$(4,483)	$(2,140)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EURMARGIN 1Q16 †	$6.900	03/31/2016	48,900	$(1)	$21	$20	$0
GST	Receive	EURMARGIN CAL16 †	5.700	12/31/2016	36,000	8	20	28	0
JPM	Pay	EURMARGIN 1Q16 †	6.850	03/31/2016	26,400	0	10	10	0
MAC	Receive	CUAC F6 †	45.850	01/29/2016	84,000	0	(3)	0	(3)
MYC	Pay	EURMARGIN 1Q16 †	6.830	03/31/2016	81,600	0	29	29	0
	Receive	EURMARGIN CAL16 †	5.900	12/31/2016	540,000	0	319	319	0
	Receive	EURMARGIN CAL16 †	5.950	12/31/2016	408,000	0	221	221	0

						$7	$617	$627	$(3)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	1.169%	EUR	1,550	$(11)	$9	$0	$(2)
BPS	U.S. Treasury Notes	0.250	06/20/2016	0.103		5,200	(53)	58	5	0
BRC	Italy Government International Bond	1.000	12/20/2016	0.255		$6,900	(37)	90	53	0
	Japan Government International Bond	1.000	03/20/2016	0.053		4,000	54	(44)	10	0
CBK	California State General Obligation Bonds, Series 2003	1.000	12/20/2017	0.483		20,500	(381)	595	214	0
	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		4,300	(712)	(830)	0	(1,542)
	Indonesia Government International Bond	1.000	12/20/2019	1.866		4,000	(96)	(33)	0	(129)
DUB	Indonesia Government International Bond	1.000	12/20/2019	1.866		6,100	(139)	(58)	0	(197)
	Italy Government International Bond	1.000	12/20/2016	0.255		6,900	(35)	88	53	0
	Spain Government International Bond	1.000	12/20/2016	0.274		6,900	(6)	58	52	0
GST	Japan Government International Bond	1.000	03/20/2016	0.053		200	(2)	3	1	0
JPM	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		800	(130)	(157)	0	(287)
	Japan Government International Bond	1.000	03/20/2016	0.053		500	(6)	7	1	0
MYC	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		200	(32)	(40)	0	(72)
	Japan Government International Bond	1.000	03/20/2016	0.053		1,000	(12)	14	2	0
	Spain Government International Bond	1.000	12/20/2016	0.274		9,400	(4)	74	70	0
RYL	Japan Government International Bond	1.000	03/20/2016	0.053		6,700	94	(77)	17	0

							$(1,508)	$(243)	$478	$(2,229)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.350%	08/15/2030	GBP	14,200	$(51)	$505	$454	$0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		$300	0	3	3	0
BPS	Receive	1-Year BRL-CDI	15.700	01/02/2017	BRL	356,700	(172)	(22)	0	(194)
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	1,500	0	(3)	0	(3)
CBK	Pay	1-Month GBP-UKRPI	3.350	05/15/2030	GBP	1,700	0	76	76	0
	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016	EUR	3,900	0	(9)	0	(9)
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018		1,200	(2)	(1)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018		900	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		1,600	0	(2)	0	(2)
	Pay	3-Month FR-FRCPI Index	1.675	06/15/2025		6,100	0	319	319	0
DUB	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	1,400	2	33	35	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	2,100	0	(6)	0	(6)
	Receive	3-Month EUR-EXT-CPI Index	0.570	10/15/2017		700	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		1,600	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		3,700	2	(7)	0	(5)
	Receive	3-Month USD-CPURNSA Index	1.480	11/20/2016		$4,200	0	(78)	0	(78)
	Receive	3-Month USD-CPURNSA Index	1.473	11/21/2016		8,400	0	(156)	0	(156)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	700	0	31	31	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		100	0	12	12	0
	Receive	3-Month EUR-EXT-CPI Index	0.615	09/15/2018	EUR	1,800	0	(2)	0	(2)
GLM	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	6,700	(21)	191	170	0
	Pay	1-Month GBP-UKRPI	3.358	04/15/2035		900	0	10	10	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	1,100	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		1,800	0	(2)	0	(2)
JPM	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017		3,000	0	(8)	0	(8)
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	3,000	0	109	109	0
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		33,300	108	1,603	1,711	0
RYL	Receive	3-Month USD-CPURNSA Index	1.550	11/05/2016		$15,800	0	(319)	0	(319)
SOG	Receive	3-Month EUR-EXT-CPI Index	0.680	10/15/2018	EUR	1,200	1	(4)	0	(3)
UAG	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017		6,200	3	(13)	0	(10)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		2,100	0	(2)	0	(2)
	Pay	3-Month USD-CPURNSA Index	2.063	05/12/2025		$22,600	0	470	470	0

							$(130)	$2,721	$3,400	$(809)

Total Return Swaps on Equity and Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	TPNBNK Index	14,509,582	1-Month USD-LIBOR plus a specified spread	05/18/2016	JPY	2,901,481	$839	$839	$0
	Receive	KOSPI Index	29,000,000	3-Month USD-LIBOR plus a specified spread	03/10/2016	KRW	6,974,999	2	2	0
	Receive	TWSE Index	48,200	3-Month USD-LIBOR plus a specified spread	01/20/2016	TWD	374,086	321	321	0
FBF	Receive	FSMI Index	2,340	1-Month CHF-LIBOR	03/18/2016	CHF	20,093	375	375	0
	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043		$11,066	7	7	0
JPM	Receive	EURO STOXX Banks Index	109,566	1-Month USD-LIBOR plus a specified spread	12/12/2016	EUR	14,117	(121)	0	(121)
	Receive	SPSIBK Index	19,948	1-Month USD-LIBOR plus a specified spread	10/31/2016		$21,582	(1,381)	0	(1,381)

								$42	$1,544	$(1,502)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	SPGCCLP Index (6)	8.851%	06/16/2017	$1,457	$0	$73	$73	$0
	Receive	SPGCCLP Index (6)	9.303	06/16/2017	1,475	0	67	67	0
GST	Pay	GOLDLNPM Index (6)†	7.023	07/29/2020	6,604	0	127	127	0
	Pay	GOLDLNPM Index (6)†	7.840	09/09/2020	357	0	5	5	0
	Pay	SPGCCLP Index (6)	11.834	06/16/2017	1,475	0	(30)	0	(30)
	Pay	SPGCCLP Index (6)	12.076	06/16/2017	1,457	0	(26)	0	(26)
JPM	Pay	GOLDLNPM Index (6)†	11.156	05/07/2020	5,838	0	277	277	0
	Pay	GOLDLNPM Index (6)†	9.000	07/24/2020	3,167	0	80	80	0
SOG	Pay	Nikkei 225 Index (6)	1.850	12/09/2016	2,581,707	0	107	107	0
	Pay	Nikkei 225 Index (6)	2.000	12/09/2016	5,354,717	0	234	234	0

						$0	$914	$970	$(56)

Total Swap Agreements						$(1,631)	$4,051	$7,019	$(4,599)

(6)	Variance Swap

(m)	Securities with an aggregate market value of $1,045 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,497	$0	$3,497
Corporate Bonds & Notes
Banking & Finance	0	106,566	0	106,566
Industrials	0	1,826	0	1,826
Utilities	0	498	0	498
U.S. Government Agencies	0	35,493	0	35,493
U.S. Treasury Obligations	0	279,789	0	279,789
Non-Agency Mortgage-Backed Securities	0	10,359	0	10,359
Asset-Backed Securities	0	7,761	909	8,670
Sovereign Issues	0	93,644	0	93,644
Common Stocks
Consumer Discretionary	4	0	0	4
Financials	78,407	0	0	78,407
Industrials	10,016	0	0	10,016
Information Technology	4,332	0	0	4,332
Materials	1,907	0	0	1,907
Exchange-Traded Funds	31,146	0	0	31,146
Real Estate Investment Trusts
Financials	19,746	0	0	19,746
Short-Term Instruments
Repurchase Agreements	0	89,140	0	89,140
Short-Term Notes	0	1,900	0	1,900
U.S. Treasury Bills	0	2,209	0	2,209
	$145,558	$632,682	$909	$779,149

Investments in Affiliates, at Value
Mutual Funds	323,532	0	0	323,532
Exchange-Traded Funds	23,170	0	0	23,170
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,016	0	0	1,016

	$347,718	$0	$0	$347,718

Total Investments	$493,276	$632,682	$909	$1,126,867

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(101,323)	$0	$(101,323)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,413	1,327	0	2,740
Over the counter	0	21,035	1,195	22,230
	$1,413	$22,362	$1,195	$24,970

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,663)	(1,896)	0	(4,559)
Over the counter	0	(10,202)	0	(10,202)

	$(2,663)	$(12,098)	$0	$(14,761)

Totals	$492,026	$541,623	$2,104	$1,035,753

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO GNMA Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 179.5%
U.S. GOVERNMENT AGENCIES 166.7%
Fannie Mae
1.951% due 01/25/2017 (a)	$2,433	$8
2.000% due 07/01/2028 - 09/01/2028	3,117	3,090
2.333% due 01/25/2022 (a)	6,018	575
2.500% due 12/01/2030	1,000	1,009
3.000% due 10/01/2029 - 03/01/2045	126,282	130,039
3.000% due 09/25/2039 - 04/25/2043 (a)	13,326	1,671
3.315% due 10/25/2042	553	541
3.500% due 09/01/2039 - 03/01/2040	7,390	7,651
3.765% due 12/01/2025	3,000	3,175
3.956% due 03/01/2018	1	1
4.000% due 09/01/2019 - 08/01/2045	13,276	14,122
4.500% due 06/01/2018 - 03/01/2025	531	549
4.500% due 06/25/2024 (a)	763	45
5.000% due 02/01/2025 - 12/01/2044	1,323	1,454
5.500% due 02/01/2027 - 11/01/2039	628	705
5.728% due 08/25/2042 (a)	2,154	430
5.778% due 11/25/2044 (a)	9,504	1,928
6.000% due 11/01/2028 - 11/01/2040	5,180	5,908
6.228% due 08/25/2018 (a)	30,296	3,618
8.765% due 10/25/2045	2,754	2,841
Fannie Mae, TBA
2.500% due 01/01/2031	4,000	4,031
3.000% due 01/01/2031 - 01/01/2046	50,000	51,139
3.500% due 01/01/2031 - 02/01/2046	58,550	60,375
Freddie Mac
0.000% due 05/15/2033 (b)(d)	690	631
1.009% due 01/25/2020 (a)	36,869	1,236
1.041% due 11/25/2022 (a)	7,752	443
1.229% due 04/25/2021 (a)	23,442	1,275
1.250% due 10/02/2019 (h)(j)	4,200	4,146
1.375% due 11/25/2019 (a)	12,858	545
2.138% due 05/01/2019	1	1
2.500% due 01/01/2028 - 12/01/2030	9,000	9,094
2.500% due 01/15/2040 (a)	4,773	532
2.700% due 05/01/2031	8	8
3.000% due 02/15/2041 - 12/01/2045	13,501	13,429
4.000% due 11/15/2042 (a)	3,007	554
5.000% due 10/01/2029	86	94
5.500% due 06/01/2035 - 03/01/2041	192	214
7.500% due 08/15/2029 (a)	7	1
11.119% due 10/15/2035	686	743
11.483% due 04/15/2044	335	350
11.617% due 05/15/2035	955	1,023
15.025% due 05/15/2041	6,497	6,897
Freddie Mac, TBA
3.500% due 02/01/2046	3,000	3,081
Ginnie Mae
0.000% due 12/20/2032 - 12/20/2040 (b)(d)	1,072	951
0.000% due 10/16/2042 (a)	1,240	0
0.038% due 01/16/2044 (a)	7,687	4
0.125% due 01/16/2052 (a)	13,030	162
0.208% due 11/16/2051 (a)	17,381	233
0.545% due 01/16/2031 - 02/16/2032	373	373
0.595% due 08/16/2032	77	77
0.645% due 12/16/2026 - 08/16/2031	177	177
0.662% due 11/16/2044 (a)	12,710	677
0.713% due 04/16/2042 (a)	20,739	751
0.795% due 11/16/2029	438	439
0.845% due 05/16/2027 - 07/16/2028	138	139
0.872% due 11/20/2065	11,628	11,591
0.892% due 10/20/2065	4,535	4,547
0.895% due 04/16/2032	77	78
0.912% due 02/20/2060 - 09/20/2063	22,077	22,164
0.942% due 09/20/2065	5,104	5,102
0.963% due 08/16/2040 (a)	15,303	683
1.144% due 11/16/2043 (a)	25,442	1,303
1.184% due 08/16/2052 (a)	40,066	1,942
1.253% due 03/20/2058	5,311	5,349
1.329% due 05/20/2061	3,033	3,072
1.371% due 05/20/2061	5,991	6,052
1.492% due 09/20/2063	2,699	2,773
1.750% due 02/20/2030 - 06/20/2038	946	972
1.918% due 04/20/2061	6,298	6,545
2.500% due 09/20/2027 (a)	7,406	615

2.500% due 06/15/2043 - 05/20/2045	2,937	2,859
3.000% due 11/20/2026 - 08/15/2045	76,894	78,132
3.000% due 01/20/2029 (a)	4,795	448
3.150% due 11/15/2042 - 01/15/2043	1,177	1,201
3.500% due 09/15/2040 - 08/15/2045	116,057	120,870
3.750% due 06/20/2045 - 12/20/2045	5,099	5,375
4.000% due 05/20/2016 - 05/15/2043	4,452	4,734
4.000% due 10/20/2043 (a)	1,160	88
4.050% due 04/15/2040 - 12/15/2040	4,350	4,634
4.500% due 07/15/2033 - 05/20/2045	98,788	106,487
4.875% due 08/15/2039 - 10/15/2040	1,089	1,187
5.000% due 12/20/2032 - 08/20/2044	30,936	33,792
5.250% due 08/20/2039	475	520
5.500% due 04/15/2025 - 04/20/2040	12,348	13,606
6.000% due 02/15/2029 - 11/20/2041	20,071	22,452
6.500% due 12/15/2023 - 04/20/2039	884	1,002
7.000% due 08/20/2031	1	1
7.500% due 12/15/2023 - 06/15/2032	212	251
8.000% due 09/15/2030	2	2
8.395% due 09/20/2044	131	132
8.765% due 09/20/2045	4,468	4,452
Ginnie Mae, TBA
3.000% due 01/01/2046	123,700	125,342
3.500% due 01/01/2046 - 02/01/2046	208,000	216,604
4.000% due 01/01/2046 - 02/01/2046	157,300	166,967
4.500% due 01/01/2046	16,000	17,202
5.000% due 01/01/2046	7,000	7,655

Total U.S. Government Agencies (Cost $1,360,664)		1,351,968

U.S. TREASURY OBLIGATIONS 4.1%
U.S. Treasury Bonds
2.000% due 02/15/2025 (j)	1,100	1,076
U.S. Treasury Notes
1.375% due 10/31/2020	8,000	7,861
1.500% due 05/31/2020 (h)(j)	7,200	7,140
2.000% due 11/30/2020 (j)	1,699	1,717
2.000% due 11/30/2022	15,800	15,716

Total U.S. Treasury Obligations (Cost $33,566)		33,510

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	396	406
Banc of America Funding Ltd.
0.503% due 10/03/2039	333	328
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	2,475	2,503
Bear Stearns Structured Products, Inc. Trust
2.693% due 01/26/2036	3,377	2,791
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 03/25/2032	16	15
Credit Suisse Mortgage Capital Certificates
4.792% due 05/27/2053	1,756	1,861
La Hipotecaria Panamanian Mortgage Trust
3.258% due 11/24/2042	5,859	5,982
LB Commercial Mortgage Trust
5.517% due 07/15/2044	332	345
Merrill Lynch Mortgage Investors Trust
2.520% due 10/25/2035	512	516
Mortgage Equity Conversion Asset Trust
0.810% due 02/25/2042	10,809	9,215
0.840% due 10/25/2041	2,822	2,314
1.150% due 05/25/2042	27,910	24,318
Structured Asset Mortgage Investments Trust
1.062% due 09/19/2032	45	44
UBS-Barclays Commercial Mortgage Trust
1.305% due 04/10/2046 (a)	28,108	1,866
WaMu Commercial Mortgage Securities Trust
5.449% due 03/23/2045	1,077	1,091
Wells Fargo Commercial Mortgage Trust
2.061% due 10/15/2045 (a)	12,892	1,132

Total Non-Agency Mortgage-Backed Securities (Cost $53,136)		54,727

ASSET-BACKED SECURITIES 1.6%
Amortizing Residential Collateral Trust
1.002% due 07/25/2032	19	18
Centex Home Equity Loan Trust
0.722% due 01/25/2032	15	14
CIT Group Home Equity Loan Trust
0.962% due 06/25/2033	24	23
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,098	668

Duane Street CLO Ltd.
0.592% due 11/14/2021	262	258
Home Equity Asset Trust
1.022% due 11/25/2032	3	2
Massachusetts Educational Financing Authority
1.270% due 04/25/2038	1,789	1,780
South Carolina Student Loan Corp.
1.164% due 03/02/2020	5,844	5,789
1.414% due 09/03/2024	4,300	4,244

Total Asset-Backed Securities (Cost $13,188)		12,796

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (e) 0.3%		2,148

U.S. TREASURY BILLS 0.0%
0.164% due 01/14/2016 - 01/21/2016 (c)(f)	293	293

Total Short-Term Instruments (Cost $2,441)		2,441

Total Investments in Securities (Cost $1,462,995)		1,455,442

	SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III	1,258,788	12,429

Total Short-Term Instruments (Cost $12,474)		12,429

Total Investments in Affiliates (Cost $12,474)		12,429

Total Investments 181.0% (Cost $1,475,469)		$1,467,871
Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $(2,266))		(301)
Other Assets and Liabilities, net (81.0%)		(656,634)

Net Assets 100.0%		$810,936

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$2,148	Fannie Mae 2.170% due 10/17/2022	$(2,194)	$2,148	$2,148

Total Repurchase Agreements						$(2,194)	$2,148	$2,148

(1)	Includes accrued interest.

As of December 31, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(973) at a weighted average interest rate of (0.222%).

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
Fannie Mae, TBA*	2.500%	01/01/2046	$3,000	$(2,879)	$(2,896)
Fannie Mae, TBA*	3.000	01/01/2031	168,000	(173,558)	(173,047)
Fannie Mae, TBA*	3.000	01/01/2046	10,000	(9,936)	(9,997)
Fannie Mae, TBA*	4.000	01/01/2031	3,000	(3,132)	(3,128)
Fannie Mae, TBA*	4.000	01/01/2046	12,500	(13,206)	(13,225)
Fannie Mae, TBA*	4.000	02/01/2046	11,000	(11,614)	(11,616)
Fannie Mae, TBA*	4.500	01/01/2046	10,000	(10,795)	(10,799)
Fannie Mae, TBA*	4.500	02/01/2046	15,500	(16,688)	(16,712)
Fannie Mae, TBA*	5.000	01/01/2046	2,000	(2,201)	(2,201)
Freddie Mac, TBA*	2.500	01/01/2031	9,000	(9,076)	(9,079)
Freddie Mac, TBA*	3.000	01/01/2046	8,000	(7,989)	(7,985)
Freddie Mac, TBA*	4.500	01/01/2046	1,000	(1,076)	(1,077)
Ginnie Mae, TBA*	3.000	01/01/2046	39,000	(39,524)	(39,474)
Ginnie Mae, TBA*	3.500	01/01/2046	102,000	(105,929)	(106,090)
U.S. Treasury Notes	2.125	09/30/2021	400	(405)	(406)

				$(408,008)	$(407,732)

Total Short Sales				$(408,008)	$(407,732)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(2)	Payable for short sales includes $1 of accrued interest.

(f)	Securities with an aggregate market value of $293 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.717%	09/30/2022	$6,200	$71	$71	$0	$(15)
Receive	3-Month USD-LIBOR	2.400	06/30/2025	24,000	(736)	(884)	0	(88)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	9,600	(194)	9	0	(81)

					$(859)	$(804)	$0	$(184)

Total Swap Agreements					$(859)	$(804)	$0	$(184)

(h)	Securities with an aggregate market value of $1,412 and cash of $592 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	02/10/2016	$24,000	$115	$18
FBF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	03/17/2016	21,100	130	96
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	06/30/2016	200,000	675	610
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	01/07/2016	9,600	56	1

							$976	$725

Total Purchased Options							$976	$725

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.050%	02/10/2016	$24,000	$(122)	$(62)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	02/01/2016	50,000	(1,520)	(288)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	02/01/2016	50,000	(1,520)	(457)

							$(3,162)	$(807)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae 3.500% due 01/01/2046	$102.602	01/06/2016	$6,000	$(16)	$(1)
	Call - OTC Fannie Mae 3.500% due 01/01/2046	103.281	01/06/2016	9,000	(23)	(10)
	Call - OTC Fannie Mae 3.500% due 01/01/2046	103.492	01/06/2016	9,000	(21)	(4)
	Call - OTC Fannie Mae 3.500% due 02/01/2046	103.684	02/04/2016	9,000	(20)	(18)

					$(80)	$(33)

Total Written Options					$(3,242)	$(840)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500)%	10/11/2021	$500	$0	$(3)	$0	$(3)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
CBK	Receive	IOS.FN.300.12 Index	N/A	0.000%	01/12/2043	$768		$1	$1	$0

Total Swap Agreements							$0	$(2)	$1	$(3)

(j)	Securities with an aggregate market value of $924 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
U.S. Government Agencies	$0	$1,351,968	$0	$1,351,968
U.S. Treasury Obligations	0	33,510	0	33,510
Non-Agency Mortgage-Backed Securities	0	12,570	42,157	54,727
Asset-Backed Securities	0	12,796	0	12,796
Short-Term Instruments
Repurchase Agreements	0	2,148	0	2,148
U.S. Treasury Bills	0	293	0	293
	$0	$1,413,285	$42,157	$1,455,442

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	12,429	0	0	12,429

Total Investments	$12,429	$1,413,285	$42,157	$1,467,871

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(407,326)	0	(407,326)
U.S. Treasury Obligations	0	(406)	0	(406)
	$0	$(407,732)	$0	$(407,732)

Financial Derivative Instruments - Assets
Over the counter	$0	$726	$0	$726

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(184)	0	(184)
Over the counter	0	(843)	0	(843)

	$0	$(1,027)	$0	$(1,027)

Totals	$12,429	$1,005,252	$42,157	$1,059,838

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (1)
Investments in Securities, at Value
Mortgage-Backed Securities	$43,212	$1,521	$(1,023)	$157	$50	$101	$0	$(1,861)	$42,157	$143

Totals	$43,212	$1,521	$(1,023)	$157	$50	$101	$0	$(1,861)	$42,157	$143

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Mortgage-Backed Securities	$6,310	Proxy Pricing	Base Price	98.44 - 102.19
	35,847	Third Party Vendor	Broker Quote	82.00 - 87.13

Total	$42,157

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments

PIMCO Government Money Market Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9%
SHORT-TERM INSTRUMENTS 99.9%
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (a) 0.3%		$50,535

TREASURY REPURCHASE AGREEMENTS (a) 83.4%		124,700

SHORT-TERM NOTES 11.9%
Federal Farm Credit Banks
0.460% due 12/19/2016	$8,700	8,687
0.520% due 06/20/2016	2,000	2,000
0.630% due 04/11/2016	14,300	14,303

		24,990

U.S. TREASURY BILLS 4.3%
0.520% due 05/26/2016	9,000	8,981

Total Short-Term Instruments (Cost $209,206)		209,206

Total Investments in Securities (Cost $209,206)		209,206

Total Investments 99.9% (Cost $209,206)		$209,206
Other Assets and Liabilities, net 0.1%		290

Net Assets 100.0%		$209,496

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
Government Agency Repurchase Agreements
SSB	0.010%	12/31/2015	01/04/2016	$535	Fannie Mae 2.170% due 10/17/2022	$(546)	$535	$535
BPG	0.500	12/31/2015	01/04/2016	8,200	Ginnie Mae 4.000% due 06/20/2044	(8,554)	8,200	8,201
GSC	0.520	12/31/2015	01/04/2016	20,900	Freddie Mac 4.000% due 03/01/2043	(21,645)	20,900	20,901
FAR	0.600	12/31/2015	01/04/2016	20,900	Fannie Mae 3.500% due 12/01/2045	(21,578)	20,900	20,902
Treasury Repurchase Agreements
BPG	0.450	12/31/2015	01/04/2016	12,700	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2016	(12,973)	12,700	12,701
FOB	0.550	12/31/2015	01/04/2016	1,800	U.S. Treasury Notes 0.625% due 08/31/2017	(1,838)	1,800	1,800
IND	0.400	12/31/2015	01/04/2016	5,500	U.S. Treasury Notes 2.375% due 08/15/2024	(5,621)	5,500	5,500
	0.480	12/31/2015	01/04/2016	20,900	U.S. Treasury Notes 1.375% due 08/31/2020	(21,335)	20,900	20,901
JPS	0.570	12/31/2015	01/04/2016	20,900	U.S. Treasury Notes 0.500% due 07/31/2017	(21,375)	20,900	20,901
MBC	0.560	12/31/2015	01/04/2016	20,900	U.S. Treasury Notes 2.000% due 10/31/2021	(21,589)	20,900	20,901
RDR	0.540	12/31/2015	01/04/2016	20,900	U.S. Treasury Notes 1.750% due 10/31/2020	(21,339)	20,900	20,901
TDM	0.560	12/31/2015	01/04/2016	21,100	U.S. Treasury Bonds 4.500% - 4.625% due 08/15/2039 - 02/15/2040	(21,831)	21,100	21,101

Total Repurchase Agreements						$(180,224)	$175,235	$175,245

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Short-Term Instruments
Government Agency Repurchase Agreements	$0	$50,535	$0	$50,535
Treasury Repurchase Agreements	0	124,700	0	124,700
Short-Term Notes	0	24,990	0	24,990
U.S. Treasury Bills	0	8,981	0	8,981

Total Investments	$0	$209,206	$0	$209,206

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.6%
BANK LOAN OBLIGATIONS 0.6%
CDRH Parent, Inc.
9.000% due 07/01/2022		$2,000	$1,513
Concordia Healthcare Corp.
5.250% due 10/21/2021		3,250	3,104
Getty Images, Inc.
4.750% due 10/18/2019		12,104	7,679
Sun Products Corp.
5.500% due 03/23/2020		4,952	4,655
Syniverse Holdings, Inc.
4.000% due 04/23/2019		3,878	2,880
Treehouse Foods, Inc.
TBD% due 11/01/2016		27,250	27,250

Total Bank Loan Obligations (Cost $53,014)			47,081

CORPORATE BONDS & NOTES 92.8%
BANKING & FINANCE 10.5%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		2,500	2,503
4.500% due 05/15/2021		35,000	35,656
4.625% due 10/30/2020		10,000	10,263
Ally Financial, Inc.
4.625% due 03/30/2025		5,000	4,950
5.125% due 09/30/2024		20,000	20,550
6.250% due 12/01/2017		4,000	4,205
7.500% due 09/15/2020		24,000	27,210
8.000% due 03/15/2020		15,078	17,227
8.000% due 11/01/2031		5,738	6,771
ARC Properties Operating Partnership LP
3.000% due 02/06/2019		2,500	2,411
Argos Merger Sub, Inc.
7.125% due 03/15/2023		25,200	25,049
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (d)	EUR	7,200	7,696
9.000% due 05/09/2018 (d)		$5,000	5,370
Bank of America Corp.
6.250% due 09/05/2024 (d)		12,000	12,045
Barclays Bank PLC
7.625% due 11/21/2022		3,000	3,422
Barclays PLC
6.625% due 09/15/2019 (d)		5,000	4,958
8.000% due 12/15/2020 (d)	EUR	10,000	11,814
8.250% due 12/15/2018 (d)		$10,000	10,681
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		10,000	10,275
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (a)		11,000	2,805
CIT Group, Inc.
5.000% due 08/15/2022		25,000	25,734
5.000% due 08/01/2023		19,000	19,332
5.250% due 03/15/2018		4,000	4,140
5.500% due 02/15/2019		15,000	15,712
Credit Agricole S.A.
6.625% due 09/23/2019 (d)		7,000	6,905
7.875% due 01/23/2024 (d)		44,800	45,952
Credit Suisse Group AG
6.250% due 12/18/2024 (d)		20,000	20,047
7.500% due 12/11/2023 (d)		5,472	5,769
Crown Castle International Corp.
5.250% due 01/15/2023		14,000	14,770
Denali Borrower LLC
5.625% due 10/15/2020		9,000	9,450
ESH Hospitality, Inc.
5.250% due 05/01/2025		12,325	12,079
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		10,000	10,425
HUB International Ltd.
7.875% due 10/01/2021		17,500	15,794
ILFC E-Capital Trust
4.740% due 12/21/2065		13,500	12,488
International Lease Finance Corp.
6.250% due 05/15/2019		4,500	4,832
8.250% due 12/15/2020		7,100	8,414

Intesa Sanpaolo SpA
5.017% due 06/26/2024		13,000	12,818
iStar, Inc.
4.000% due 11/01/2017		1,000	983
5.000% due 07/01/2019		12,000	11,700
Jefferies Finance LLC
6.875% due 04/15/2022		10,000	8,450
7.375% due 04/01/2020		15,000	13,387
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		3,000	4,280
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		50,154	53,539
7.625% due 06/27/2023 (d)	GBP	2,703	4,183
Navient Corp.
4.875% due 06/17/2019		$10,000	9,225
5.000% due 10/26/2020		5,750	5,060
5.500% due 01/25/2023		5,000	4,019
5.625% due 08/01/2033		4,750	3,206
5.875% due 10/25/2024		13,500	10,851
6.125% due 03/25/2024		24,000	19,650
8.000% due 03/25/2020		9,000	8,915
8.450% due 06/15/2018		13,000	13,715
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		6,000	6,098
7.250% due 12/15/2021		20,000	20,100
PHH Corp.
6.375% due 08/15/2021		11,250	10,294
Provident Funding Associates LP
6.750% due 06/15/2021		5,000	4,863
Quicken Loans, Inc.
5.750% due 05/01/2025		16,075	15,372
RHP Hotel Properties LP
5.000% due 04/15/2023		12,000	12,060
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024		15,000	15,229
7.648% due 09/30/2031 (d)		14,970	18,619
Societe Generale S.A.
6.000% due 01/27/2020 (d)		10,000	9,481
7.875% due 12/18/2023 (d)		15,000	14,982
Stearns Holdings, Inc.
9.375% due 08/15/2020		5,000	4,975
UniCredit SpA
8.000% due 06/03/2024 (d)		20,000	18,980
Virgin Media Secured Finance PLC
5.250% due 01/15/2026		5,000	4,875
6.000% due 04/15/2021	GBP	2,858	4,371

			801,984

INDUSTRIALS 74.3%
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022		$5,000	4,700
Accudyne Industries Borrower
7.750% due 12/15/2020		35,000	25,375
Activision Blizzard, Inc.
5.625% due 09/15/2021		10,000	10,500
6.125% due 09/15/2023		9,925	10,545
Actuant Corp.
5.625% due 06/15/2022		10,000	10,250
ADT Corp.
3.500% due 07/15/2022		35,700	32,130
4.125% due 06/15/2023		22,000	20,680
4.875% due 07/15/2042		12,650	9,108
6.250% due 10/15/2021		5,000	5,248
AECOM
5.750% due 10/15/2022		5,425	5,608
5.875% due 10/15/2024		9,250	9,470
Aguila S.A.
7.875% due 01/31/2018		20,102	20,228
7.875% due 01/31/2018	CHF	13,650	13,972
Air Medical Merger Sub Corp.
6.375% due 05/15/2023		$18,000	16,110
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		10,000	10,450
Alcoa, Inc.
5.125% due 10/01/2024		15,000	13,725
Aleris International, Inc.
7.625% due 02/15/2018		11,750	10,046
7.875% due 11/01/2020		11,000	8,437
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		10,000	8,425
Allegion PLC
5.875% due 09/15/2023		5,925	6,058
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021		5,000	5,088

Alliance Data Systems Corp.
5.375% due 08/01/2022	18,000	17,190
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (a)	21,303	20,824
Altice Financing S.A.
6.500% due 01/15/2022	16,500	16,376
6.625% due 02/15/2023	28,750	28,462
Altice Finco S.A.
7.625% due 02/15/2025	13,250	12,289
Altice Luxembourg S.A.
7.625% due 02/15/2025	20,000	17,300
7.750% due 05/15/2022	36,000	32,580
AMC Networks, Inc.
4.750% due 12/15/2022	10,000	10,037
7.750% due 07/15/2021	6,250	6,594
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021	17,860	18,173
5.750% due 12/15/2023	5,000	5,050
Amsted Industries, Inc.
5.000% due 03/15/2022	4,000	4,020
5.375% due 09/15/2024	14,000	13,790
Anixter, Inc.
5.125% due 10/01/2021	3,000	3,011
5.500% due 03/01/2023	5,000	5,038
Antero Resources Corp.
5.125% due 12/01/2022	17,000	13,005
5.375% due 11/01/2021	12,250	9,861
6.000% due 12/01/2020	3,000	2,520
Ardagh Packaging Finance PLC
7.000% due 11/15/2020	2,118	2,091
Ashland, Inc.
4.750% due 08/15/2022	20,000	19,525
6.875% due 05/15/2043	12,500	11,937
Associated Materials LLC
9.125% due 11/01/2017	15,000	10,425
Audatex North America, Inc.
6.125% due 11/01/2023	10,000	10,100
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021	10,500	11,097
Axiall Corp.
4.875% due 05/15/2023	9,500	8,586
B&G Foods, Inc.
4.625% due 06/01/2021	15,000	14,906
Ball Corp.
5.250% due 07/01/2025	7,500	7,697
Baytex Energy Corp.
5.125% due 06/01/2021	5,500	3,878
5.625% due 06/01/2024	7,500	5,063
Belden, Inc.
5.250% due 07/15/2024	4,000	3,700
5.500% due 09/01/2022	9,500	9,191
Blue Coat Holdings, Inc.
8.375% due 06/01/2023	6,400	6,464
BMC Software Finance, Inc.
8.125% due 07/15/2021	20,000	13,375
Bombardier, Inc.
5.750% due 03/15/2022	3,000	2,108
7.500% due 03/15/2025	17,050	12,020
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)	7,500	4,678
Boyd Gaming Corp.
6.875% due 05/15/2023	4,000	4,130
Bristow Group, Inc.
6.250% due 10/15/2022	5,650	4,442
Building Materials Corp. of America
5.375% due 11/15/2024	29,000	29,072
6.000% due 10/15/2025	6,000	6,150
Burger King Worldwide, Inc.
4.625% due 01/15/2022	4,500	4,523
6.000% due 04/01/2022	20,000	20,650
Cable One, Inc.
5.750% due 06/15/2022	7,500	7,481
Cablevision Systems Corp.
5.875% due 09/15/2022	5,000	4,263
8.000% due 04/15/2020	3,500	3,421
CalAtlantic Group, Inc.
5.375% due 10/01/2022	8,000	8,080
6.625% due 05/01/2020	2,500	2,738
California Resources Corp.
5.500% due 09/15/2021	5,283	1,691
6.000% due 11/15/2024	5,169	1,589
8.000% due 12/15/2022	28,037	14,825
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (a)	18,250	17,828
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023	7,500	6,113

Cascades, Inc.
5.500% due 07/15/2022		6,000	5,843
Case New Holland Industrial, Inc.
7.875% due 12/01/2017		17,500	18,594
CCO Holdings LLC
5.125% due 02/15/2023		28,000	28,105
5.125% due 05/01/2023		6,500	6,524
5.250% due 03/15/2021		4,000	4,165
5.250% due 09/30/2022		20,000	20,250
5.375% due 05/01/2025		6,000	5,985
5.750% due 09/01/2023		7,500	7,706
5.750% due 01/15/2024		8,130	8,374
5.875% due 05/01/2027		8,000	7,980
6.625% due 01/31/2022		5,000	5,281
CCOH Safari LLC
5.750% due 02/15/2026		16,000	16,080
Central Garden & Pet Co.
6.125% due 11/15/2023		4,750	4,821
Cequel Communications Holdings LLC
5.125% due 12/15/2021		24,000	21,690
6.375% due 09/15/2020		15,000	14,719
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	16,000	18,760
CHC Helicopter S.A.
9.250% due 10/15/2020		$15,075	7,311
Chemours Co.
6.625% due 05/15/2023		13,850	9,764
7.000% due 05/15/2025		8,000	5,480
Chemtura Corp.
5.750% due 07/15/2021		6,250	6,313
Chesapeake Energy Corp.
7.250% due 12/15/2018		4,000	1,600
8.000% due 12/15/2022		20,220	10,009
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		40,500	39,449
7.625% due 03/15/2020		19,875	18,291
CNH Industrial Capital LLC
3.375% due 07/15/2019		10,000	9,475
4.375% due 11/06/2020		4,000	3,780
Cogent Communications Group, Inc.
5.375% due 03/01/2022		8,500	8,309
Columbus International, Inc.
7.375% due 03/30/2021		10,000	9,938
CommScope Holding Co., Inc. (6.625% Cash or 7.375% PIK)
6.625% due 06/01/2020 (a)		3,750	3,806
CommScope Technologies Finance LLC
6.000% due 06/15/2025		9,500	9,168
CommScope, Inc.
5.000% due 06/15/2021		9,500	9,144
5.500% due 06/15/2024		15,000	14,306
Community Health Systems, Inc.
5.125% due 08/01/2021		16,000	16,000
6.875% due 02/01/2022		38,250	36,481
7.125% due 07/15/2020		16,050	16,070
Concho Resources, Inc.
5.500% due 10/01/2022		2,000	1,830
5.500% due 04/01/2023		7,250	6,743
6.500% due 01/15/2022		21,750	20,989
Concordia Healthcare Corp.
7.000% due 04/15/2023		12,500	10,906
CONSOL Energy, Inc.
5.875% due 04/15/2022		11,875	7,422
Constellation Brands, Inc.
4.250% due 05/01/2023		10,000	10,025
4.750% due 12/01/2025		5,000	5,106
6.000% due 05/01/2022		10,000	11,025
Constellium NV
5.750% due 05/15/2024		7,150	4,898
Continental Airlines Pass-Through Trust
7.566% due 09/15/2021		179	181
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (a)		25,000	23,344
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		25,000	25,260
10.875% due 12/15/2018	EUR	3,900	4,366
CPG Merger Sub LLC
8.000% due 10/01/2021		$11,250	11,081
Crimson Merger Sub, Inc.
6.625% due 05/15/2022 (g)		83,000	57,062
Crown Americas LLC
4.500% due 01/15/2023		10,000	9,825
CSC Holdings LLC
5.250% due 06/01/2024		10,000	8,800
6.750% due 11/15/2021		20,500	20,192
7.625% due 07/15/2018		5,000	5,275
8.625% due 02/15/2019		6,000	6,405

CST Brands, Inc.
5.000% due 05/01/2023	10,000	9,950
Darling Ingredients, Inc.
5.375% due 01/15/2022	20,500	20,269
DaVita HealthCare Partners, Inc.
5.000% due 05/01/2025	20,000	19,350
5.125% due 07/15/2024	27,000	27,051
5.750% due 08/15/2022	10,000	10,337
Dean Foods Co.
6.500% due 03/15/2023	10,000	10,425
Dell, Inc.
5.400% due 09/10/2040	4,450	3,271
6.500% due 04/15/2038	2,975	2,454
7.100% due 04/15/2028	1,405	1,359
Denbury Resources, Inc.
4.625% due 07/15/2023	10,750	3,514
5.500% due 05/01/2022	4,000	1,348
Digicel Group Ltd.
7.125% due 04/01/2022	21,000	15,855
8.250% due 09/30/2020	27,100	22,493
Digicel Ltd.
7.000% due 02/15/2020	3,000	2,768
DISH DBS Corp.
5.000% due 03/15/2023	16,750	14,572
5.125% due 05/01/2020	1,000	993
5.875% due 07/15/2022	20,000	18,700
5.875% due 11/15/2024	17,500	15,619
6.750% due 06/01/2021	15,000	15,150
7.875% due 09/01/2019	7,000	7,630
DJO Finance LLC
10.750% due 04/15/2020	7,000	6,370
DJO Finco, Inc.
8.125% due 06/15/2021	17,000	15,130
Dollar Tree, Inc.
5.250% due 03/01/2020	5,250	5,447
5.750% due 03/01/2023	16,500	17,284
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	15,000	13,425
Dynegy, Inc.
6.750% due 11/01/2019	25,000	23,625
7.375% due 11/01/2022	11,575	10,128
7.625% due 11/01/2024	17,000	14,617
Eagle Spinco, Inc.
4.625% due 02/15/2021	28,750	26,558
Eldorado Resorts, Inc.
7.000% due 08/01/2023	5,000	4,925
Endo Finance LLC
5.750% due 01/15/2022	30,000	29,250
5.875% due 01/15/2023	25,500	25,117
6.000% due 07/15/2023	12,075	12,075
6.000% due 02/01/2025	19,925	19,726
7.750% due 01/15/2022	1,730	1,778
Energizer Holdings, Inc.
5.500% due 06/15/2025	7,000	6,598
EnPro Industries, Inc.
5.875% due 09/15/2022	13,100	13,034
Envision Healthcare Corp.
5.125% due 07/01/2022	14,000	13,790
Era Group, Inc.
7.750% due 12/15/2022	10,000	8,200
First Data Corp.
5.000% due 01/15/2024	12,500	12,469
5.750% due 01/15/2024	22,000	21,725
6.750% due 11/01/2020	12,055	12,673
7.000% due 12/01/2023	15,625	15,664
First Quality Finance Co., Inc.
4.625% due 05/15/2021	16,000	14,640
First Quantum Minerals Ltd.
6.750% due 02/15/2020	12,754	8,290
7.000% due 02/15/2021	10,000	6,325
7.250% due 05/15/2022	10,000	6,300
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	9,098	5,641
8.250% due 11/01/2019	4,000	3,190
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	6,000	6,090
4.750% due 10/15/2024	5,000	4,900
5.625% due 07/31/2019	3,250	3,514
5.875% due 01/31/2022	10,000	10,750
FTS International, Inc.
6.250% due 05/01/2022	7,500	2,138
Gardner Denver, Inc.
6.875% due 08/15/2021	80,000	61,600
Gates Global LLC
6.000% due 07/15/2022	40,000	29,000

General Cable Corp.
5.750% due 10/01/2022	13,000	10,075
Geo Group, Inc.
5.125% due 04/01/2023	3,500	3,334
6.625% due 02/15/2021	5,000	5,150
Getty Images, Inc.
7.000% due 10/15/2020	14,000	5,110
GLP Capital LP
5.375% due 11/01/2023	10,000	9,800
Graphic Packaging International, Inc.
4.875% due 11/15/2022	5,000	5,075
Griffon Corp.
5.250% due 03/01/2022	14,500	13,884
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	18,684	18,824
Gulfport Energy Corp.
6.625% due 05/01/2023	10,000	8,400
7.750% due 11/01/2020	10,000	9,000
H&E Equipment Services, Inc.
7.000% due 09/01/2022	5,000	4,925
Halcon Resources Corp.
8.625% due 02/01/2020	5,000	3,469
HCA Holdings, Inc.
6.250% due 02/15/2021	12,500	13,281
HCA, Inc.
4.750% due 05/01/2023	24,000	23,820
5.000% due 03/15/2024	18,000	18,000
5.250% due 04/15/2025	2,000	2,020
5.375% due 02/01/2025	8,900	8,800
5.875% due 03/15/2022	12,000	12,690
5.875% due 05/01/2023	30,000	30,900
6.500% due 02/15/2020	5,000	5,460
7.500% due 02/15/2022 (g)	40,750	45,334
8.000% due 10/01/2018	4,000	4,490
8.360% due 04/15/2024	3,000	3,405
HD Supply, Inc.
5.250% due 12/15/2021	14,500	14,844
7.500% due 07/15/2020 (g)	40,000	41,800
11.500% due 07/15/2020 (g)	2,000	2,225
Hearthside Group Holdings LLC
6.500% due 05/01/2022	24,000	22,320
Hertz Corp.
5.875% due 10/15/2020	11,750	12,176
6.250% due 10/15/2022	7,500	7,800
6.750% due 04/15/2019	2,000	2,048
7.375% due 01/15/2021	10,000	10,425
Hexion, Inc.
6.625% due 04/15/2020	25,000	19,687
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	17,500	18,222
Hologic, Inc.
5.250% due 07/15/2022	5,200	5,324
Horizon Pharma Financing, Inc.
6.625% due 05/01/2023	7,550	6,757
Hughes Satellite Systems Corp.
7.625% due 06/15/2021	10,000	10,637
Huntington Ingalls Industries, Inc.
5.000% due 12/15/2021	5,500	5,624
5.000% due 11/15/2025	11,500	11,701
Huntsman International LLC
4.875% due 11/15/2020	12,000	11,010
5.125% due 11/15/2022	12,500	11,312
iHeartCommunications, Inc.
9.000% due 03/01/2021	17,000	11,921
IHS, Inc.
5.000% due 11/01/2022	5,000	5,081
Immucor, Inc.
11.125% due 08/15/2019	16,100	14,731
IMS Health, Inc.
6.000% due 11/01/2020	5,000	5,163
INEOS Group Holdings S.A.
6.125% due 08/15/2018	14,500	14,409
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	25,125	19,849
6.625% due 12/15/2022	25,000	16,062
7.250% due 10/15/2020	8,000	7,000
7.500% due 04/01/2021	10,000	8,750
Intelsat Luxembourg S.A.
7.750% due 06/01/2021	5,000	2,350
8.125% due 06/01/2023	15,000	6,825
International Game Technology PLC
6.250% due 02/15/2022	12,000	11,280
6.500% due 02/15/2025	12,500	11,062
Italics Merger Sub, Inc.
7.125% due 07/15/2023	3,000	2,730

Jarden Corp.
5.000% due 11/15/2023	5,775	5,934
7.500% due 05/01/2017	3,000	3,083
JMC Steel Group, Inc.
8.250% due 03/15/2018	15,000	10,013
Kinetic Concepts, Inc.
10.500% due 11/01/2018	24,000	23,460
12.500% due 11/01/2019	10,000	9,125
KLX, Inc.
5.875% due 12/01/2022	27,850	26,597
Kraton Polymers LLC
6.750% due 03/01/2019	5,900	5,937
L Brands, Inc.
5.625% due 02/15/2022	10,000	10,637
6.625% due 04/01/2021	10,000	11,125
Lamar Media Corp.
5.000% due 05/01/2023	8,000	8,140
5.875% due 02/01/2022	5,000	5,275
Land O’ Lakes, Inc.
6.000% due 11/15/2022	13,950	14,647
Laredo Petroleum, Inc.
5.625% due 01/15/2022	2,000	1,750
6.250% due 03/15/2023	2,000	1,750
7.375% due 05/01/2022	15,000	13,875
Level 3 Financing, Inc.
5.125% due 05/01/2023	5,000	4,981
5.375% due 01/15/2024	5,000	5,038
5.375% due 05/01/2025	4,000	3,995
LifePoint Health, Inc.
5.500% due 12/01/2021	12,000	12,240
LIN Television Corp.
5.875% due 11/15/2022	10,000	9,975
Live Nation Entertainment, Inc.
5.375% due 06/15/2022	3,000	2,970
7.000% due 09/01/2020	9,250	9,620
LKQ Corp.
4.750% due 05/15/2023	15,000	14,137
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	35,000	31,150
5.500% due 04/15/2025	5,000	4,625
5.625% due 10/15/2023	2,500	2,388
5.750% due 08/01/2022	23,500	22,677
Manitowoc Co., Inc.
5.875% due 10/15/2022	2,000	2,075
8.500% due 11/01/2020	12,500	12,969
Masonite International Corp.
5.625% due 03/15/2023	8,725	9,052
Matador Resources Co.
6.875% due 04/15/2023	4,150	3,880
MCE Finance Ltd.
5.000% due 02/15/2021	21,000	19,215
MEDNAX, Inc.
5.250% due 12/01/2023	5,000	5,038
MGM Resorts International
5.250% due 03/31/2020	7,000	6,965
6.000% due 03/15/2023	17,750	17,661
6.625% due 12/15/2021 (g)	36,175	37,215
6.750% due 10/01/2020	17,000	17,552
7.750% due 03/15/2022	25,500	27,189
8.625% due 02/01/2019	5,000	5,564
Midas Intermediate Holdco LLC
7.875% due 10/01/2022	8,000	7,200
Moog, Inc.
5.250% due 12/01/2022	7,150	7,239
MPH Acquisition Holdings LLC
6.625% due 04/01/2022	15,000	15,075
MPLX LP
4.500% due 07/15/2023	14,750	13,271
4.875% due 12/01/2024	5,000	4,513
4.875% due 06/01/2025	7,500	6,750
5.500% due 02/15/2023	10,000	8,800
MSCI, Inc.
5.250% due 11/15/2024	5,000	5,088
5.750% due 08/15/2025	8,000	8,220
Multi-Color Corp.
6.125% due 12/01/2022	9,000	8,955
Murphy Oil USA, Inc.
6.000% due 08/15/2023	13,500	14,242
NBTY, Inc.
9.000% due 10/01/2018	9,250	9,388
NCL Corp. Ltd.
4.625% due 11/15/2020	2,500	2,461
NCR Corp.
4.625% due 02/15/2021	2,000	1,913
5.000% due 07/15/2022	10,250	9,981
6.375% due 12/15/2023	14,750	14,584

Neptune Finco Corp.
6.625% due 10/15/2025		10,000	10,425
10.125% due 01/15/2023		5,000	5,225
NeuStar, Inc.
4.500% due 01/15/2023		6,000	4,836
Newfield Exploration Co.
5.375% due 01/01/2026		5,000	4,163
5.625% due 07/01/2024		7,100	6,088
Nexteer Automotive Group Ltd.
5.875% due 11/15/2021		6,250	6,406
Nielsen Finance LLC
4.500% due 10/01/2020		5,000	5,094
5.000% due 04/15/2022		5,000	4,956
Nokia OYJ
5.375% due 05/15/2019		6,250	6,649
Novasep Holding S.A.S.
8.000% due 12/15/2016		8,070	7,888
Novelis, Inc.
8.375% due 12/15/2017		2,500	2,444
8.750% due 12/15/2020		23,500	21,679
Numericable-SFR S.A.S.
4.875% due 05/15/2019		3,250	3,230
6.000% due 05/15/2022		39,250	38,171
6.250% due 05/15/2024		39,550	38,265
NXP BV
4.125% due 06/15/2020		4,000	4,010
5.750% due 03/15/2023		17,000	17,595
Oasis Petroleum, Inc.
6.500% due 11/01/2021		11,250	7,509
6.875% due 03/15/2022		10,063	6,491
6.875% due 01/15/2023		7,250	4,531
Oshkosh Corp.
5.375% due 03/01/2025		5,675	5,590
Outfront Media Capital LLC
5.250% due 02/15/2022		4,000	4,105
5.625% due 02/15/2024		7,000	7,219
5.875% due 03/15/2025		4,000	4,075
Pactiv LLC
7.950% due 12/15/2025		10,972	10,259
Party City Holdings, Inc.
6.125% due 08/15/2023		10,500	10,237
Perstorp Holding AB
8.750% due 05/15/2017		20,000	19,900
11.000% due 08/15/2017		16,000	15,120
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		15,000	15,412
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (a)		16,500	16,809
Pilgrim’s Pride Corp.
5.750% due 03/15/2025		3,000	2,925
Pinnacle Entertainment, Inc.
6.375% due 08/01/2021		3,160	3,338
7.500% due 04/15/2021		5,000	5,238
7.750% due 04/01/2022		5,000	5,459
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		20,750	19,972
Pinnacle Operating Corp.
9.000% due 11/15/2020		1,300	1,225
Platform Specialty Products Corp.
6.500% due 02/01/2022		35,575	30,950
Ply Gem Industries, Inc.
6.500% due 02/01/2022		23,000	21,090
Post Holdings, Inc.
6.000% due 12/15/2022		20,000	19,675
6.750% due 12/01/2021		17,000	17,382
7.375% due 02/15/2022		12,000	12,555
7.750% due 03/15/2024		5,500	5,775
8.000% due 07/15/2025		5,000	5,313
PRA Holdings, Inc.
9.500% due 10/01/2023		8,755	9,565
Precision Drilling Corp.
6.625% due 11/15/2020		3,000	2,355
Prestige Brands, Inc.
5.375% due 12/15/2021		17,000	16,405
8.125% due 02/01/2020		5,000	5,200
PSPC Escrow Corp.
6.000% due 02/01/2023	EUR	7,000	6,561
PVH Corp.
4.500% due 12/15/2022		$14,000	13,755
Qualitytech LP
5.875% due 08/01/2022		13,950	14,281
Quintiles Transnational Corp.
4.875% due 05/15/2023		9,000	9,090
Range Resources Corp.
5.000% due 08/15/2022		12,000	9,030
5.000% due 03/15/2023		10,000	7,500
5.750% due 06/01/2021		10,000	7,950

Regency Energy Partners LP
4.500% due 11/01/2023		7,500	6,502
5.500% due 04/15/2023		17,750	16,005
5.875% due 03/01/2022		5,000	4,719
Rex Energy Corp.
6.250% due 08/01/2022		5,000	1,025
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		20,000	20,394
6.875% due 02/15/2021		12,510	12,917
8.250% due 02/15/2021		25,000	24,187
Rice Energy, Inc.
7.250% due 05/01/2023 (g)		3,000	2,205
Rite Aid Corp.
6.125% due 04/01/2023		16,000	16,620
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		4,502	4,682
Rockies Express Pipeline LLC
5.625% due 04/15/2020		10,000	9,250
6.000% due 01/15/2019		7,000	6,685
6.850% due 07/15/2018		3,250	3,201
6.875% due 04/15/2040		5,000	4,325
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		30,000	26,475
5.750% due 05/15/2024		35,000	30,625
Sable International Finance Ltd.
8.750% due 02/01/2020		5,000	5,263
Sabre GLBL, Inc.
5.250% due 11/15/2023		10,750	10,683
5.375% due 04/15/2023		2,100	2,100
SAExploration Holdings, Inc.
10.000% due 07/15/2019 ^		4,000	2,420
Sally Holdings LLC
5.750% due 06/01/2022		5,000	5,200
Sanchez Energy Corp.
6.125% due 01/15/2023		17,000	9,265
SandRidge Energy, Inc.
7.500% due 03/15/2021 ^		2,000	220
7.500% due 02/15/2023 ^		5,000	569
SBA Communications Corp.
4.875% due 07/15/2022		21,500	21,258
SBA Telecommunications, Inc.
5.750% due 07/15/2020		11,000	11,481
Schaeffler Finance BV
4.250% due 05/15/2021		18,800	18,753
4.750% due 05/15/2021		15,000	15,150
4.750% due 05/15/2023		10,000	9,850
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (a)		11,000	11,536
Schaeffler Holding Finance BV (6.750% Cash or 6.750% PIK)
6.750% due 11/15/2022 (a)		34,250	36,990
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (a)		17,550	18,120
Scientific Games International, Inc.
6.250% due 09/01/2020		17,600	8,360
7.000% due 01/01/2022		9,000	8,640
10.000% due 12/01/2022		11,000	7,865
Sealed Air Corp.
4.875% due 12/01/2022		3,250	3,270
5.125% due 12/01/2024		10,000	10,050
5.250% due 04/01/2023		10,000	10,250
5.500% due 09/15/2025		2,000	2,045
6.875% due 07/15/2033		6,410	6,586
Sensata Technologies BV
4.875% due 10/15/2023		16,635	16,240
5.000% due 10/01/2025		5,635	5,522
5.625% due 11/01/2024		5,250	5,388
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		9,000	9,383
Serta Simmons Bedding LLC
8.125% due 10/01/2020		10,000	10,500
Seventy Seven Operating LLC
6.625% due 11/15/2019		10,000	3,550
SIG Combibloc Holdings S.C.A.
7.750% due 02/15/2023	EUR	4,000	4,553
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		$28,000	23,940
Sinclair Television Group, Inc.
5.375% due 04/01/2021		5,000	5,031
5.625% due 08/01/2024		4,000	3,905
6.125% due 10/01/2022		7,000	7,175
Sirius XM Radio, Inc.
5.375% due 04/15/2025		15,000	15,131
Smithfield Foods, Inc.
5.250% due 08/01/2018		1,500	1,523
6.625% due 08/15/2022		20,000	20,825
7.750% due 07/01/2017		4,000	4,280

Spectrum Brands, Inc.
5.750% due 07/15/2025	10,000	10,300
6.125% due 12/15/2024	8,000	8,360
6.375% due 11/15/2020	5,000	5,338
6.625% due 11/15/2022	20,000	21,200
Springs Industries, Inc.
6.250% due 06/01/2021	22,000	21,890
SPX FLOW, Inc.
6.875% due 09/01/2017	6,000	6,405
Steel Dynamics, Inc.
5.125% due 10/01/2021	10,025	9,323
5.500% due 10/01/2024	3,500	3,203
6.125% due 08/15/2019	6,000	6,075
6.375% due 08/15/2022	6,000	5,790
Studio City Finance Ltd.
8.500% due 12/01/2020	10,000	9,700
Suburban Propane Partners LP
5.750% due 03/01/2025	7,500	6,150
Sun Products Corp.
7.750% due 03/15/2021	18,150	15,836
Sunoco LP
5.500% due 08/01/2020	2,750	2,619
Syniverse Holdings, Inc.
9.125% due 01/15/2019	13,125	6,070
T-Mobile USA, Inc.
6.250% due 04/01/2021	20,000	20,700
6.375% due 03/01/2025	20,000	20,300
6.500% due 01/15/2026	15,000	15,180
6.625% due 04/01/2023	28,000	28,630
6.731% due 04/28/2022	15,250	15,936
6.836% due 04/28/2023	11,900	12,346
TEGNA, Inc.
4.875% due 09/15/2021	3,500	3,518
5.500% due 09/15/2024	10,750	10,777
Teine Energy Ltd.
6.875% due 09/30/2022	5,000	4,050
Teleflex, Inc.
5.250% due 06/15/2024	5,000	5,000
Tempur Sealy International, Inc.
5.625% due 10/15/2023	9,000	9,135
Tenet Healthcare Corp.
4.375% due 10/01/2021	10,000	9,700
4.500% due 04/01/2021	15,000	14,700
5.000% due 03/01/2019	22,250	20,637
5.500% due 03/01/2019	75	71
6.000% due 10/01/2020	6,000	6,345
6.750% due 06/15/2023	10,000	9,294
8.000% due 08/01/2020	10,000	10,075
8.125% due 04/01/2022	15,000	15,037
Terex Corp.
6.000% due 05/15/2021	18,000	16,650
6.500% due 04/01/2020	1,500	1,451
Tesoro Logistics LP
5.500% due 10/15/2019	1,000	975
5.875% due 10/01/2020	3,110	2,986
6.250% due 10/15/2022	15,000	14,287
Time, Inc.
5.750% due 04/15/2022	11,000	10,092
TransDigm, Inc.
5.500% due 10/15/2020	10,000	9,725
6.000% due 07/15/2022	20,000	19,650
6.500% due 07/15/2024	30,200	30,185
TreeHouse Foods, Inc.
4.875% due 03/15/2022	10,000	9,550
Tribune Media Co.
5.875% due 07/15/2022	5,000	5,013
Trinseo Materials Operating S.C.A.
6.750% due 05/01/2022	4,750	4,691
Triumph Group, Inc.
4.875% due 04/01/2021	7,000	5,674
Tronox Finance LLC
6.375% due 08/15/2020	10,000	6,068
7.500% due 03/15/2022	10,000	5,825
Tullow Oil PLC
6.250% due 04/15/2022	10,000	6,750
U.S. Foods, Inc.
8.500% due 06/30/2019	7,400	7,641
United Rentals North America, Inc.
4.625% due 07/15/2023	2,500	2,503
5.500% due 07/15/2025	10,000	9,738
7.625% due 04/15/2022	17,250	18,521
8.250% due 02/01/2021	994	1,045
Unitymedia GmbH
6.125% due 01/15/2025	14,000	13,887

Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025	7,000	6,711
5.500% due 01/15/2023	23,000	23,029
Univar USA, Inc.
6.750% due 07/15/2023	9,000	8,235
Univision Communications, Inc.
5.125% due 05/15/2023	25,000	24,187
5.125% due 02/15/2025	35,000	33,337
6.750% due 09/15/2022	14,981	15,580
UPCB Finance Ltd.
5.375% due 01/15/2025	13,745	13,023
6.875% due 01/15/2022	13,883	14,733
7.250% due 11/15/2021	3,825	4,078
USG Corp.
5.500% due 03/01/2025	10,500	10,697
5.875% due 11/01/2021	1,500	1,568
7.875% due 03/30/2020	10,000	10,525
Valeant Pharmaceuticals International, Inc.
5.500% due 03/01/2023	11,436	10,121
5.625% due 12/01/2021	22,325	20,651
5.875% due 05/15/2023	17,000	15,257
6.125% due 04/15/2025	20,825	18,638
6.375% due 10/15/2020	10,000	9,700
6.750% due 08/15/2021	35,750	34,677
7.250% due 07/15/2022	19,950	19,601
7.500% due 07/15/2021	8,000	8,020
VeriSign, Inc.
4.625% due 05/01/2023	11,000	10,706
5.250% due 04/01/2025	3,750	3,778
Videotron Ltd.
5.000% due 07/15/2022	12,000	12,045
Vista Outdoor, Inc.
5.875% due 10/01/2023	11,500	11,845
Welltec A/S
8.000% due 02/01/2019	10,000	9,425
WhiteWave Foods Co.
5.375% due 10/01/2022	7,000	7,420
Whiting Petroleum Corp.
5.000% due 03/15/2019	3,625	2,755
5.750% due 03/15/2021	20,000	14,680
6.250% due 04/01/2023	7,500	5,438
Wind Acquisition Finance S.A.
4.750% due 07/15/2020	20,000	19,850
7.375% due 04/23/2021	25,000	23,687
Windstream Services LLC
7.750% due 10/15/2020	8,500	7,193
7.750% due 10/01/2021	4,000	3,168
Wise Metals Group LLC
8.750% due 12/15/2018	11,250	8,578
Wolverine World Wide, Inc.
6.125% due 10/15/2020	8,000	8,360
WPX Energy, Inc.
5.250% due 09/15/2024	8,000	5,320
7.500% due 08/01/2020	5,250	4,279
8.250% due 08/01/2023	7,500	6,019
WR Grace & Co-Conn
5.125% due 10/01/2021	8,000	8,100
5.625% due 10/01/2024	7,375	7,476
Wynn Las Vegas LLC
4.250% due 05/30/2023	8,000	6,875
5.375% due 03/15/2022	15,000	14,272
5.500% due 03/01/2025	20,000	17,900
Wynn Macau Ltd.
5.250% due 10/15/2021	20,000	17,700
XPO Logistics, Inc.
6.500% due 06/15/2022	27,625	25,657
7.875% due 09/01/2019	15,000	15,308
Zebra Technologies Corp.
7.250% due 10/15/2022	14,000	14,665
ZF North America Capital, Inc.
4.750% due 04/29/2025	21,000	20,081
Ziggo Bond Finance BV
5.875% due 01/15/2025	14,025	13,061

		5,705,343

UTILITIES 8.0%
AES Corp.
7.375% due 07/01/2021	17,775	18,219
8.000% due 06/01/2020	7,750	8,564
Blue Racer Midstream LLC
6.125% due 11/15/2022	14,750	10,251
Calpine Corp.
5.375% due 01/15/2023	18,750	16,922
5.750% due 01/15/2025	23,000	20,384
7.875% due 01/15/2023	6,482	6,936

Covanta Holding Corp.
5.875% due 03/01/2024	2,000	1,820
6.375% due 10/01/2022	6,500	6,500
7.250% due 12/01/2020	5,000	5,175
EP Energy LLC
9.375% due 05/01/2020	12,000	7,710
Frontier Communications Corp.
6.875% due 01/15/2025	22,000	18,205
7.125% due 03/15/2019	15,000	15,073
10.500% due 09/15/2022	3,750	3,736
11.000% due 09/15/2025	10,000	9,925
Genesis Energy LP
5.625% due 06/15/2024	4,000	3,060
5.750% due 02/15/2021	4,575	3,889
6.000% due 05/15/2023	9,000	7,245
6.750% due 08/01/2022	7,000	5,985
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	17,500	17,412
Midwest Generation LLC
8.560% due 01/02/2016	1,266	1,262
NRG Energy, Inc.
6.250% due 05/01/2024	10,000	8,452
6.625% due 03/15/2023	30,000	26,175
7.625% due 01/15/2018	7,000	7,333
7.875% due 05/15/2021	18,500	17,436
8.250% due 09/01/2020	11,000	10,725
NSG Holdings LLC
7.750% due 12/15/2025	25,286	27,435
Parsley Energy LLC
7.500% due 02/15/2022	5,000	4,800
PBF Logistics LP
6.875% due 05/15/2023	3,750	3,431
Petrobras Global Finance BV
6.250% due 03/17/2024	2,750	1,980
6.750% due 01/27/2041	2,250	1,451
Red Oak Power LLC
8.540% due 11/30/2019	10,178	10,636
9.200% due 11/30/2029	3,795	4,061
Rose Rock Midstream LP
5.625% due 11/15/2023	2,750	1,966
Sprint Capital Corp.
6.875% due 11/15/2028	18,500	12,996
6.900% due 05/01/2019	9,000	7,380
8.750% due 03/15/2032	36,000	27,090
Sprint Communications, Inc.
6.000% due 11/15/2022	44,000	31,680
7.000% due 03/01/2020	5,000	5,025
9.000% due 11/15/2018	5,000	5,275
Sprint Corp.
7.125% due 06/15/2024	19,125	14,009
7.250% due 09/15/2021	9,000	6,728
7.625% due 02/15/2025	7,250	5,329
7.875% due 09/15/2023	22,000	16,577
Summit Midstream Holdings LLC
5.500% due 08/15/2022	4,000	2,980
Talen Energy Supply LLC
4.625% due 07/15/2019	12,000	9,060
6.500% due 06/01/2025	8,000	5,320
Targa Resources Partners LP
4.125% due 11/15/2019	5,000	4,188
4.250% due 11/15/2023	15,500	12,012
5.000% due 01/15/2018	4,000	3,720
5.250% due 05/01/2023	15,000	12,225
6.375% due 08/01/2022	4,125	3,578
6.625% due 10/01/2020	3,500	3,176
6.875% due 02/01/2021	9,000	8,190
Telecom Italia Capital S.A.
6.375% due 11/15/2033	10,000	9,600
7.200% due 07/18/2036	6,000	6,090
Telecom Italia SpA
5.303% due 05/30/2024	25,000	24,781
Tenaska Alabama Partners LP
7.000% due 06/30/2021	16,764	17,351
Terraform Global Operating LLC
9.750% due 08/15/2022	5,000	4,013
TerraForm Power Operating LLC
5.875% due 02/01/2023	17,000	14,152
6.125% due 06/15/2025	3,150	2,552
Virgin Media Finance PLC
5.750% due 01/15/2025	8,000	7,720
6.000% due 10/15/2024	12,000	12,015

Williams Partners LP
4.875% due 05/15/2023	4,000	3,248

		612,214

Total Corporate Bonds & Notes (Cost $7,731,288)		7,119,541

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Los Angeles Community Redevelopment Agency, California Revenue Bonds, Series 2002
9.750% due 09/01/2017	140	140
9.750% due 09/01/2022	495	495
9.750% due 09/01/2027	765	765
9.750% due 09/01/2032	1,235	1,235

Total Municipal Bonds & Notes (Cost $2,509)		2,635

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Citigroup Mortgage Loan Trust, Inc.
2.623% due 03/25/2034	84	84
Countrywide Alternative Loan Trust
2.592% due 10/25/2035 ^	128	117
Countrywide Home Loan Mortgage Pass-Through Trust
2.725% due 02/20/2036 ^	220	194
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 10/25/2021 ^	17	16
First Horizon Alternative Mortgage Securities Trust
2.360% due 10/25/2034	54	53
GreenPoint Mortgage Funding Trust
0.622% due 10/25/2046	641	454
0.622% due 12/25/2046 ^	431	271
GSR Mortgage Loan Trust
2.993% due 04/25/2035	30	29
HarborView Mortgage Loan Trust
4.730% due 08/19/2036 ^	171	155
Lehman XS Trust
0.662% due 09/25/2046 ^	28	6
Residential Accredit Loans, Inc. Trust
3.613% due 09/25/2035 ^	216	177
Structured Asset Mortgage Investments Trust
0.632% due 05/25/2046	1,494	1,178
0.652% due 07/19/2035	63	61
TBW Mortgage-Backed Trust
6.015% due 07/25/2037	316	238
WaMu Mortgage Pass-Through Certificates Trust
0.832% due 12/25/2045	327	291

Total Non-Agency Mortgage-Backed Securities (Cost $3,039)		3,324

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.782% due 04/25/2037	413	209
NovaStar Mortgage Funding Trust
0.522% due 03/25/2037	84	44

Total Asset-Backed Securities (Cost $363)		253

	SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Local Insight Media Holdings, Inc. (e)	6,323	42

HEALTH CARE 0.1%
NVHL S.A. ‘A’ (b)(e)	170,260	371
NVHL S.A. ‘B’ (b)(e)	170,260	370
NVHL S.A. ‘C’ (b)(e)	170,260	370
NVHL S.A. ‘D’ (b)(e)	170,260	370
NVHL S.A. ‘E’ (b)(e)	170,260	370
NVHL S.A. ‘F’ (b)(e)	170,260	370
NVHL S.A. ‘G’ (b)(e)	170,260	370
NVHL S.A. ‘H’ (b)(e)	170,260	370
NVHL S.A. ‘I’ (b)(e)	170,260	370

NVHL S.A. ‘J’ (b)(e)	170,260	370

		3,701

Total Common Stocks (Cost $5,538)		3,743

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (f) 0.0%		3,822

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
0.153% due 01/07/2016 - 01/21/2016 (c)(j)	$2,951	2,951

Total Short-Term Instruments (Cost $6,773)		6,773

Total Investments in Securities (Cost $7,802,524)		7,183,350

	SHARES
INVESTMENTS IN AFFILIATES 7.0%
SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III	54,455,357	537,692

Total Short-Term Instruments (Cost $539,827)		537,692

Total Investments in Affiliates (Cost $539,827)		537,692

Total Investments 100.6% (Cost $8,342,351)		$7,721,042
Financial Derivative Instruments (h)(i) 0.0% (Cost or Premiums, net $0)		(1,398)
Other Assets and Liabilities, net (0.6%)		(43,793)

Net Assets 100.0%		$7,675,851

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Local Insight Media Holdings, Inc.	11/18/2011	$0	$42	0.00%
NVHL S.A. ‘A’	03/09/2012	553	371	0.01
NVHL S.A. ‘B’	03/09/2012	553	370	0.01
NVHL S.A. ‘C’	03/09/2012	554	370	0.01
NVHL S.A. ‘D’	03/09/2012	554	370	0.01
NVHL S.A. ‘E’	03/09/2012	554	370	0.01
NVHL S.A. ‘F’	03/09/2012	554	370	0.00
NVHL S.A. ‘G’	03/09/2012	554	370	0.00
NVHL S.A. ‘H’	03/09/2012	554	370	0.00
NVHL S.A. ‘I’	03/09/2012	554	370	0.00
NVHL S.A. ‘J’	03/09/2012	554	370	0.00

		$5,538	$3,743	0.05%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$3,822	Fannie Mae 2.170% due 10/17/2022	$(3,901)	$3,822	$3,822

Total Repurchase Agreements						$(3,901)	$3,822	$3,822

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
RBC	1.062%	12/15/2015	03/15/2016	$(33,667)	$(33,687)
	1.062	12/22/2015	03/15/2016	(37,774)	(37,788)
UBS	1.195	12/15/2015	01/15/2016	(79,184)	(79,237)

Total Reverse Repurchase Agreements					$(150,712)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(9,335) at a weighted average interest rate of 1.132%.

(g)	Securities with an aggregate market value of $169,197 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$121,250	$6,702	$(694)	$163	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	100,000	1,397	(1,016)	165	0

				$8,099	$(1,710)	$328	$0

Total Swap Agreements				$8,099	$(1,710)	$328	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $16,790 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016		$6,471	GBP	4,293	$0	$(142)
	02/2016	BRL	799		$199	0	0
BPS	01/2016		$6,225	GBP	4,169	0	(79)
CBK	01/2016		6,660		4,488	0	(44)
	02/2016	GBP	4,488		$6,661	44	0
DUB	02/2016	CHF	13,914		13,937	23	0
GLM	01/2016		$29,319	EUR	27,225	349	(81)
	01/2016		2,870	GBP	1,899	0	(71)
HUS	01/2016	EUR	99,744		$106,295	0	(2,102)
	01/2016		$1,147	EUR	1,081	28	0
JPM	01/2016		14,979		13,856	142	(63)
MSB	01/2016	GBP	22,976		$34,640	768	0
	02/2016		$200	BRL	798	0	0
	02/2016		5,846	CAD	7,784	0	(220)
NAB	02/2016	CAD	7,784		$5,617	0	(9)
SCX	02/2016		$371	CHF	377	6	0
UAG	01/2016		62,924	EUR	57,582	0	(347)
	01/2016		12,200	GBP	8,127	0	(220)
	02/2016	EUR	52,439		$57,319	292	0

Total Forward Foreign Currency Contracts						$1,652	$(3,378)

(j)	Securities with an aggregate market value of $2,631 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$19,831	$27,250	$47,081
Corporate Bonds & Notes
Banking & Finance	0	801,984	0	801,984
Industrials	0	5,705,162	181	5,705,343
Utilities	0	612,214	0	612,214
Municipal Bonds & Notes
California	0	2,635	0	2,635
Non-Agency Mortgage-Backed Securities	0	3,324	0	3,324
Asset-Backed Securities	0	253	0	253
Common Stocks
Consumer Discretionary	0	0	42	42
Health Care	3,701	0	0	3,701
Short-Term Instruments
Repurchase Agreements	0	3,822	0	3,822
U.S. Treasury Bills	0	2,951	0	2,951
	$3,701	$7,152,176	$27,473	$7,183,350

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$537,692	$0	$0	$537,692

Total Investments	$541,393	$7,152,176	$27,473	$7,721,042

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	328	0	328
Over the counter	0	1,652	0	1,652
	$0	$1,980	$0	$1,980

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(3,378)	$0	$(3,378)

Totals	$541,393	$7,150,778	$27,473	$7,719,644

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Municipal Bond Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.5%
MUNICIPAL BONDS & NOTES 93.4%
ALABAMA 3.2%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045 (a)	$800	$805
6.000% due 06/01/2050 (a)	875	894
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (b)	10,675	7,514
6.500% due 10/01/2053	8,750	10,242
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2006
5.250% due 03/01/2036	500	504

		19,959

ALASKA 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^	1,400	392

ARIZONA 2.3%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	3,750	3,737
Arizona State University Revenue Bonds, Series 2015
5.000% due 07/01/2046	2,000	2,305
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046 (a)	1,000	1,027
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,240
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,600	1,614
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	941
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	2,950	3,368

		14,232

CALIFORNIA 9.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	1,000	1,128
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,000
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,720
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	646
7.000% due 10/01/2039	500	511
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,181
7.750% due 04/01/2031	830	1,043
California Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	1,048
California School Finance Authority Revenue Bonds, Series 2015
5.000% due 08/01/2045	1,000	1,051
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	581
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	140	147
California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	1,950	2,075
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	7,500	7,663
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,373
5.000% due 09/01/2034	1,300	1,415
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,149
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.500% due 01/15/2053	6,250	7,142
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	2,000	2,192
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	5,000	4,697
Kaweah Delta Health Care District, California Revenue Bonds, Series 2015
4.000% due 06/01/2045	1,000	1,001

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	2,107
7.000% due 11/01/2034	2,800	4,064
Orange County, California Community Facilities District Special Tax Bonds, Series 2015
5.250% due 08/15/2045	2,300	2,545
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	2,200	2,346
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	1,000	1,081
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	390	420
5.000% due 09/01/2046	890	955
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,868
6.250% due 10/01/2040	1,000	1,239
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,000	1,084
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	568

		58,040

COLORADO 2.0%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.750% due 05/15/2037 ^	775	821
Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	980	1,010
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,092
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	2,500	2,792
Copperleaf Metropolitan District No 2, Colorado General Obligation Bonds, Series 2015
5.250% due 12/01/2030	500	520
5.750% due 12/01/2045	1,000	1,040
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	524
Madre Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	831
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,831
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	844

		12,305

CONNECTICUT 0.2%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	818	909

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	425	441

DISTRICT OF COLUMBIA 0.0%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	170	209

FLORIDA 4.6%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,231
8.000% due 10/01/2046	1,250	1,532
Capital Trust Agency Inc, Florida Revenue Bonds, Series 2015
7.000% due 12/01/2045	2,005	1,995
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	250
Florida Development Finance Corp. Revenue Bonds, Series 2015
6.125% due 06/15/2046	3,000	3,014
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	240	263
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	1,027
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,483
Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,517
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2012
5.500% due 11/15/2042	3,000	3,322
Miami Beach Redevelopment Agency, Florida Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 02/01/2040	3,000	3,372
5.000% due 02/01/2044	2,000	2,238
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014
7.500% due 06/01/2049	1,000	1,201

Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,793
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,656
University Square Community Development District, Florida Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	725	736
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014
5.750% due 05/01/2031	1,825	2,089

		28,719

GEORGIA 2.2%
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	251
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,530	1,540
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 01/01/2035	3,000	3,459
5.000% due 07/01/2060	8,000	8,623

		13,873

IDAHO 0.2%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,201

ILLINOIS 7.7%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	1,006
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2046	1,000	1,087
Chicago, Illinois General Obligation Bonds, Series 2002
5.250% due 01/01/2029	1,705	1,793
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2037	7,035	7,370
Chicago, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2035	3,000	3,004
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2033	9,000	9,563
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2033	1,250	1,332
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,639
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	2,146
Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^	1,775	444
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	10
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	529
Illinois Finance Authority Revenue Bonds, Series 2015
5.250% due 05/15/2050	1,650	1,661
Illinois State General Obligation Bonds, Series 2012
5.000% due 03/01/2030	1,245	1,316
5.000% due 03/01/2037	1,200	1,251
Illinois State General Obligation Bonds, Series 2013
5.500% due 07/01/2038	2,000	2,166
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2028	3,000	3,257
Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 12/01/2032 (a)	5,000	5,889
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2015
5.000% due 06/15/2052	2,000	2,096
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	984

		48,543

INDIANA 1.3%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	398
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,115
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,804
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,750	1,805

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,900	2,227

		8,449

IOWA 1.3%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,065
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	277	1
2.700% due 11/15/2046 ^	1,829	1,524
Iowa Finance Authority Revenue Notes, Series 2013
5.500% due 12/01/2022	5,000	5,269

		7,859

KANSAS 0.0%
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	247

KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.500% due 11/15/2035	1,250	1,274

LOUISIANA 0.7%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,193
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,498
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	568

		4,259

MAINE 0.8%
Finance Authority of Maine Revenue Bonds, Series 2005
6.250% due 01/01/2025	5,000	5,136

MARYLAND 0.8%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	2,375	2,072
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	298
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 11/15/2051	2,500	2,739

		5,109

MASSACHUSETTS 0.1%
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	785	842

MICHIGAN 4.3%
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036 ^	430	86
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	690	690
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,123
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	740	741
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	9,885	10,631
5.000% due 07/01/2033	2,000	2,261
5.000% due 07/01/2044	4,500	4,864
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2034	2,000	2,247
5.000% due 07/01/2035	2,000	2,240
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	1,000	600
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	1,024
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	595

		27,102

MINNESOTA 0.3%
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,097

Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	515

		1,612

MISSOURI 0.4%
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	225
5.550% due 10/01/2036	45	40
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,550
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	258
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	536

		2,609

MONTANA 0.0%
Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^	830	166

NEBRASKA 0.9%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,534

NEW JERSEY 6.1%
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2040	1,500	1,562
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2045	2,520	2,632
5.000% due 06/15/2046	2,500	2,609
5.250% due 06/15/2041	1,000	1,075
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,500	2,675
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	3,445
5.000% due 06/01/2041	29,500	24,508

		38,506

NEW YORK 9.8%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	3,992
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	156
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2015
5.000% due 11/01/2026 (c)	15,000	18,571
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2040	3,000	3,470
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	8,736
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	10,000	10,332
5.375% due 11/15/2040	4,000	4,241
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	581
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 02/15/2041	7,500	8,636
Niagara Area Development Corp., New York Revenue Bonds, Series 2012
5.250% due 11/01/2042	3,000	3,051

		61,766

NORTH CAROLINA 0.3%
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	51
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	807
6.000% due 04/01/2038	500	522
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	622

		2,002

OHIO 10.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	21,500	19,349
5.375% due 06/01/2024	15,000	13,693
5.875% due 06/01/2047	1,205	1,043
6.500% due 06/01/2047	16,285	15,119
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,658

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,307
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	5,000	5,233

		63,402

OREGON 0.0%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	214

PENNSYLVANIA 4.4%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	810
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	527
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	490	371
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Bonds, Series 2015
5.250% due 12/01/2045	700	706
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	534
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,191
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	258
6.375% due 07/01/2030	1,000	1,029
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	552
6.400% due 12/01/2038	5,615	5,890
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	419
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	4,000	4,527
5.000% due 12/01/2045	6,000	6,753
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,578
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	500	508

		27,653

RHODE ISLAND 0.9%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	4,500	4,706
5.000% due 06/01/2050	1,000	1,017

		5,723

SOUTH CAROLINA 1.9%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,932
South Carolina Ports Authority Revenue Bonds, Series 2015
5.250% due 07/01/2050	5,000	5,624
5.250% due 07/01/2055	4,000	4,448

		12,004

SOUTH DAKOTA 1.0%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2045	5,500	6,180

TENNESSEE 0.3%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,109
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	565

		1,674

TEXAS 13.5%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,165
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2045	6,000	6,680
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	559
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,094
Guadalupe-Blanco River Authority Industrial Development Corp., Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	825
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	2,500	2,619

Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	881
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	450	553
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	4,058
Lubbock Health Facilities Development Corp., Texas Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	269
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2015
5.000% due 07/01/2035	2,000	2,119
5.000% due 07/01/2047	7,500	7,734
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	162
5.750% due 01/01/2033	350	383
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,270
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,137
North Texas Tollway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	1,000	1,115
5.000% due 01/01/2045	2,000	2,231
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	563
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,023
5.500% due 01/01/2032	500	539
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,111
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2015
5.500% due 11/15/2045	1,500	1,545
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	21,235	26,200
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	16,775	16,694
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,162

		84,691

UTAH 0.4%
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	1,350	1,336
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	677
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	420

		2,433

VIRGINIA 0.3%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	114	6
6.000% due 06/01/2043	354	334
Lewistown Commerce Center Community Development Authority, Virginia Revenue Bonds, Series 2014
6.050% due 03/01/2044	574	565
6.050% due 03/01/2054 ^	609	12
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	993	1,050

		1,967

WASHINGTON 0.3%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,051
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	298
Washington State Housing Finance Commission Revenue Bonds, Series 2015
7.000% due 07/01/2050	750	758

		2,107

WEST VIRGINIA 0.1%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	480	515

WISCONSIN 1.1%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2015
6.500% due 07/01/2050	6,000	6,034

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,139

		7,173

Total Municipal Bonds & Notes (Cost $558,300)		587,031

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.1%		584

Total Short-Term Instruments (Cost $584)		584

Total Investments in Securities (Cost $558,884)		587,615

	SHARES
INVESTMENTS IN AFFILIATES 8.2%
SHORT-TERM INSTRUMENTS 8.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%
PIMCO Short-Term Floating NAV Portfolio III	5,215,753	51,500

Total Short-Term Instruments (Cost $51,684)		51,500

Total Investments in Affiliates (Cost $51,684)		51,500

Total Investments 101.7% (Cost $610,568)		$639,115
Financial Derivative Instruments (e) 0.0% (Cost or Premiums, net $0)		(26)
Other Assets and Liabilities, net (1.7%)		(10,387)

Net Assets 100.0%		$628,702

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security becomes interest bearing at a future date.

(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(a) in the Notes to Financial Statements for more information.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$584	Fannie Mae 2.170% due 10/17/2022	$(600)	$584	$584

Total Repurchase Agreements						$(600)	$584	$584

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	52	$25	$0	$(26)

Total Futures Contracts				$25	$0	$(26)

Cash of $238 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$19,959	$0	$19,959
Alaska	0	392	0	392
Arizona	0	14,232	0	14,232
California	0	58,040	0	58,040
Colorado	0	12,305	0	12,305
Connecticut	0	909	0	909
Delaware	0	441	0	441
District of Columbia	0	209	0	209
Florida	0	28,719	0	28,719
Georgia	0	13,873	0	13,873
Idaho	0	1,201	0	1,201
Illinois	0	48,543	0	48,543
Indiana	0	8,449	0	8,449
Iowa	0	7,859	0	7,859
Kansas	0	247	0	247
Kentucky	0	1,274	0	1,274
Louisiana	0	4,259	0	4,259
Maine	0	5,136	0	5,136
Maryland	0	5,109	0	5,109
Massachusetts	0	842	0	842
Michigan	0	27,102	0	27,102
Minnesota	0	1,612	0	1,612
Missouri	0	2,609	0	2,609
Montana	0	166	0	166
Nebraska	0	5,534	0	5,534
New Jersey	0	38,506	0	38,506
New York	0	61,766	0	61,766
North Carolina	0	2,002	0	2,002
Ohio	0	63,402	0	63,402
Oregon	0	214	0	214
Pennsylvania	0	27,653	0	27,653
Rhode Island	0	5,723	0	5,723
South Carolina	0	12,004	0	12,004
South Dakota	0	6,180	0	6,180
Tennessee	0	1,674	0	1,674
Texas	0	84,691	0	84,691
Utah	0	2,433	0	2,433
Virginia	0	1,967	0	1,967
Washington	0	2,107	0	2,107
West Virginia	0	515	0	515
Wisconsin	0	7,173	0	7,173
Short-Term Instruments
Repurchase Agreements	0	584	0	584
	$0	$587,615	$0	$587,615

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	51,500	0	0	51,500

Total Investments	$51,500	$587,615	$0	$639,115

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(26)	$0	$0	$(26)

Totals	$51,474	$587,615	$0	$639,089

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Spectrum Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.4%
BANK LOAN OBLIGATIONS 0.5%
CDRH Parent, Inc.
9.000% due 07/01/2022		$3,000	$2,270
Treehouse Foods, Inc.
TBD% due 11/01/2016		5,500	5,500

Total Bank Loan Obligations (Cost $8,448)			7,770

CORPORATE BONDS & NOTES 92.6%
BANKING & FINANCE 12.6%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		2,000	2,003
4.500% due 05/15/2021		5,000	5,094
Ally Financial, Inc.
4.625% due 03/30/2025		1,500	1,485
5.125% due 09/30/2024		2,000	2,055
7.500% due 09/15/2020		3,493	3,960
8.000% due 03/15/2020		4,016	4,588
8.000% due 11/01/2031		668	788
Argos Merger Sub, Inc.
7.125% due 03/15/2023		5,000	4,970
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (d)	EUR	2,000	2,138
9.000% due 05/09/2018 (d)		$1,600	1,719
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	5,000	5,923
Banco Santander S.A.
6.250% due 03/12/2019 (d)		500	515
6.250% due 09/11/2021 (d)		3,500	3,568
Bank of America Corp.
6.250% due 09/05/2024 (d)		$2,500	2,509
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	2,000	2,207
7.875% due 09/15/2022 (d)	GBP	4,000	5,909
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		$2,500	2,569
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	2,250	3,211
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (a)		$5,487	1,399
CIT Group, Inc.
5.000% due 08/15/2022		8,000	8,235
5.000% due 08/01/2023		2,000	2,035
Credit Agricole S.A.
6.625% due 09/23/2019 (d)		1,500	1,480
7.875% due 01/23/2024 (d)		11,500	11,796
Credit Suisse Group AG
6.250% due 12/18/2024 (d)		3,000	3,007
7.500% due 12/11/2023 (d)		2,000	2,109
Crown Castle International Corp.
5.250% due 01/15/2023		2,500	2,637
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		2,000	2,085
HUB International Ltd.
7.875% due 10/01/2021		10,000	9,025
Infinity Acquisition LLC
7.250% due 08/01/2022		5,500	4,757
International Lease Finance Corp.
8.250% due 12/15/2020		1,000	1,185
Intesa Sanpaolo SpA
5.017% due 06/26/2024		3,000	2,958
7.700% due 09/17/2025 (d)(h)		2,000	2,041
Jefferies Finance LLC
7.375% due 04/01/2020		3,000	2,677
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,000	960
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		2,000	2,854
Lloyds Banking Group PLC
7.000% due 06/27/2019 (d)	GBP	2,000	3,004
7.500% due 06/27/2024 (d)		$10,000	10,675
7.625% due 06/27/2023 (d)	GBP	2,000	3,095
Mercury Bondco PLC
8.250% due 05/30/2021 (a)	EUR	3,000	3,260

National Financial Partners Corp.
9.000% due 07/15/2021		$5,000	4,594
Navient Corp.
5.000% due 10/26/2020		2,000	1,760
5.875% due 10/25/2024		3,000	2,411
6.125% due 03/25/2024		5,000	4,094
8.000% due 03/25/2020		2,500	2,476
Nordea Bank AB
6.125% due 09/23/2024 (d)		2,000	1,960
OneMain Financial Holdings, Inc.
7.250% due 12/15/2021		2,500	2,512
Quicken Loans, Inc.
5.750% due 05/01/2025		2,000	1,913
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (d)		4,000	4,175
7.648% due 09/30/2031 (d)		4,000	4,975
9.118% due 05/03/2016 (d)		350	354
Societe Generale S.A.
7.875% due 12/18/2023 (d)		5,000	4,994
Springleaf Finance Corp.
7.750% due 10/01/2021		2,025	2,002
8.250% due 10/01/2023		3,900	3,958
UniCredit SpA
8.000% due 06/03/2024 (d)		7,000	6,643
Virgin Media Secured Finance PLC
5.250% due 01/15/2026		2,000	1,950
5.500% due 01/15/2021	GBP	1,000	1,570
6.000% due 04/15/2021		1,125	1,721
WaveDivision Escrow LLC
8.125% due 09/01/2020		$5,000	4,806
Wayne Merger Sub LLC
8.250% due 08/01/2023		4,000	3,770
York Risk Services Holding Corp.
8.500% due 10/01/2022		3,100	2,554

			201,677

INDUSTRIALS 74.4%
Accudyne Industries Borrower
7.750% due 12/15/2020		11,150	8,084
Activision Blizzard, Inc.
6.125% due 09/15/2023		2,500	2,656
ADS Waste Holdings, Inc.
8.250% due 10/01/2020		5,000	5,062
ADT Corp.
3.500% due 07/15/2022		7,750	6,975
4.125% due 06/15/2023		3,000	2,820
4.875% due 07/15/2042		2,500	1,800
AECOM
5.750% due 10/15/2022		1,000	1,034
Aguila S.A.
7.875% due 01/31/2018		4,100	4,126
7.875% due 01/31/2018	CHF	3,000	3,071
Air Medical Merger Sub Corp.
6.375% due 05/15/2023		$6,000	5,370
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		1,000	1,045
Aldesa Financial Services S.A.
7.250% due 04/01/2021	EUR	2,500	2,146
Alere, Inc.
6.375% due 07/01/2023		$3,000	2,813
6.500% due 06/15/2020		2,000	1,930
Aleris International, Inc.
7.625% due 02/15/2018		2,750	2,351
7.875% due 11/01/2020		2,000	1,534
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		3,000	2,528
10.750% due 10/15/2019		5,750	2,271
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (a)		6,000	5,865
Altice Financing S.A.
6.500% due 01/15/2022		1,000	993
6.625% due 02/15/2023		5,000	4,950
Altice Finco S.A.
7.625% due 02/15/2025		2,000	1,855
8.125% due 01/15/2024		1,500	1,455
9.875% due 12/15/2020		4,000	4,270
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	4,000	4,082
7.625% due 02/15/2025		$5,000	4,325
7.750% due 05/15/2022		3,000	2,715
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		3,000	3,053
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (a)		5,000	4,944

Ancestry.com, Inc.
11.000% due 12/15/2020		3,000	3,217
Antero Resources Corp.
5.125% due 12/01/2022		1,000	765
6.000% due 12/01/2020		3,500	2,940
Ardagh Finance Holdings S.A. (8.375 Cash or 8.375% PIK)
8.375% due 06/15/2019 (a)	EUR	1,834	2,037
Ardagh Finance Holdings S.A. (8.625 Cash or 8.625% PIK)
8.625% due 06/15/2019 (a)		$707	700
Ardagh Packaging Finance PLC
7.000% due 11/15/2020		882	871
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	5,000	7,999
Ashland, Inc.
4.750% due 08/15/2022		$2,500	2,441
6.875% due 05/15/2043		2,500	2,388
Associated Materials LLC
9.125% due 11/01/2017		5,000	3,475
Auris Luxembourg S.A.
8.000% due 01/15/2023	EUR	3,500	4,160
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021		$2,000	2,114
Axiall Corp.
4.875% due 05/15/2023		1,000	904
Berry Plastics Corp.
6.000% due 10/15/2022		2,825	2,889
Beverage Packaging Holdings Luxembourg S.A.
6.000% due 06/15/2017		3,000	2,914
Blue Coat Holdings, Inc.
8.375% due 06/01/2023		6,000	6,060
BlueLine Rental Finance Corp.
7.000% due 02/01/2019		4,500	4,072
BMC Software Finance, Inc.
8.125% due 07/15/2021		8,000	5,350
Bombardier, Inc.
7.500% due 03/15/2025		3,000	2,115
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)		4,000	2,495
Boyd Gaming Corp.
6.875% due 05/15/2023		4,000	4,130
Brakes Capital
7.125% due 12/15/2018	GBP	2,750	4,186
Building Materials Corp. of America
5.375% due 11/15/2024		$4,000	4,010
6.000% due 10/15/2025		1,500	1,538
Burger King Worldwide, Inc.
6.000% due 04/01/2022		5,000	5,162
Cablevision Systems Corp.
5.875% due 09/15/2022		6,000	5,115
8.000% due 04/15/2020		1,250	1,222
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(e)		6,000	4,590
California Resources Corp.
5.500% due 09/15/2021		919	294
6.000% due 11/15/2024		1,149	353
8.000% due 12/15/2022		5,544	2,931
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (a)		5,000	4,884
CCO Holdings LLC
5.125% due 02/15/2023		5,000	5,019
5.250% due 09/30/2022		2,500	2,531
5.750% due 09/01/2023		3,750	3,853
CCOH Safari LLC
5.750% due 02/15/2026		3,500	3,517
Central Garden & Pet Co.
6.125% due 11/15/2023		1,000	1,015
Cequel Communications Holdings LLC
5.125% due 12/15/2021		2,750	2,485
6.375% due 09/15/2020		3,000	2,944
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	7,500	8,794
CHC Helicopter S.A.
9.250% due 10/15/2020		$5,063	2,455
9.375% due 06/01/2021		1,235	266
Chemours Co.
6.625% due 05/15/2023		3,000	2,115
7.000% due 05/15/2025		1,750	1,199
Chesapeake Energy Corp.
8.000% due 12/15/2022		5,302	2,624
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		5,000	4,864
7.625% due 03/15/2020		2,500	2,312
CMA CGM S.A.
7.750% due 01/15/2021	EUR	1,250	1,195
CommScope Holding Co., Inc. (6.625% Cash or 7.375% PIK)
6.625% due 06/01/2020 (a)		$4,500	4,567

CommScope Technologies Finance LLC
6.000% due 06/15/2025		2,000	1,930
CommScope, Inc.
5.000% due 06/15/2021		2,000	1,925
5.500% due 06/15/2024		1,500	1,431
Community Health Systems, Inc.
6.875% due 02/01/2022		7,250	6,915
7.125% due 07/15/2020		3,000	3,004
Concho Resources, Inc.
5.500% due 04/01/2023		3,000	2,790
6.500% due 01/15/2022		1,250	1,206
Concordia Healthcare Corp.
7.000% due 04/15/2023		5,000	4,362
9.500% due 10/21/2022		2,500	2,475
Constellium NV
5.750% due 05/15/2024		2,250	1,541
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (a)		7,000	6,536
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		2,500	2,526
10.875% due 12/15/2018	EUR	3,000	3,359
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
7.500% due 08/01/2021		2,250	2,116
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$2,000	43
CPG Merger Sub LLC
8.000% due 10/01/2021		12,250	12,066
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		20,000	13,750
CSC Holdings LLC
6.750% due 11/15/2021		1,250	1,231
Darling Global Finance BV
4.750% due 05/30/2022	EUR	2,000	2,112
Darling Ingredients, Inc.
5.375% due 01/15/2022		$3,000	2,966
DaVita HealthCare Partners, Inc.
5.000% due 05/01/2025		2,000	1,935
5.750% due 08/15/2022		3,000	3,101
DBP Holding Corp.
7.750% due 10/15/2020		4,000	2,240
Dean Foods Co.
6.500% due 03/15/2023		3,000	3,127
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^		2,000	40
Diamond Foods, Inc.
7.000% due 03/15/2019		5,000	5,175
Digicel Group Ltd.
7.125% due 04/01/2022		4,000	3,020
8.250% due 09/30/2020		3,500	2,905
Digicel Ltd.
6.000% due 04/15/2021		5,000	4,237
DISH DBS Corp.
5.000% due 03/15/2023		2,000	1,740
5.875% due 07/15/2022		4,000	3,740
5.875% due 11/15/2024		3,375	3,012
6.750% due 06/01/2021		2,500	2,525
DJO Finance LLC
10.750% due 04/15/2020		4,250	3,867
DJO Finco, Inc.
8.125% due 06/15/2021		6,350	5,651
Dollar Tree, Inc.
5.750% due 03/01/2023		3,000	3,142
Douglas GmbH
6.250% due 07/15/2022	EUR	1,000	1,145
Dutch Lion BV (11.250% Cash or 12.000% PIK)
11.250% due 06/15/2020 (a)		3,571	621
Dynegy, Inc.
6.750% due 11/01/2019		$3,500	3,307
7.375% due 11/01/2022		2,750	2,406
7.625% due 11/01/2024		5,000	4,299
Eagle Spinco, Inc.
4.625% due 02/15/2021		4,000	3,695
Eldorado Resorts, Inc.
7.000% due 08/01/2023		3,500	3,447
Endo Finance LLC
5.750% due 01/15/2022		4,000	3,900
5.875% due 01/15/2023		4,000	3,940
6.000% due 07/15/2023		3,500	3,500
6.000% due 02/01/2025		4,250	4,207
7.750% due 01/15/2022		2,000	2,055
Ensemble S Merger Sub, Inc.
9.000% due 09/30/2023		4,500	4,365
Entertainment One Ltd.
6.875% due 12/15/2022	GBP	1,500	2,211
First Data Corp.
5.750% due 01/15/2024		$4,500	4,444

6.750% due 11/01/2020		2,250	2,365
7.000% due 12/01/2023		6,000	6,015
First Quantum Minerals Ltd.
6.750% due 02/15/2020		1,500	975
7.000% due 02/15/2021		3,000	1,898
7.250% due 05/15/2022		1,500	945
FMG Resources Pty. Ltd.
6.875% due 04/01/2022		1,517	941
FTS International, Inc.
6.250% due 05/01/2022		125	36
Galapagos Holding S.A.
7.000% due 06/15/2022	EUR	4,000	3,805
Gardner Denver, Inc.
6.875% due 08/15/2021		$17,000	13,090
Gates Global LLC
5.750% due 07/15/2022	EUR	4,400	3,452
6.000% due 07/15/2022		$8,500	6,162
General Cable Corp.
5.750% due 10/01/2022		2,000	1,550
Getty Images, Inc.
7.000% due 10/15/2020		8,000	2,920
GHD Bondco PLC
7.000% due 04/15/2020	GBP	4,500	6,053
Gulfport Energy Corp.
6.625% due 05/01/2023		$2,000	1,680
7.750% due 11/01/2020		1,000	900
Halcon Resources Corp.
8.625% due 02/01/2020 ^		1,500	1,041
12.000% due 02/15/2022 ^		2,535	1,686
HCA Holdings, Inc.
6.250% due 02/15/2021		3,500	3,719
HCA, Inc.
4.750% due 05/01/2023		5,000	4,962
5.375% due 02/01/2025		2,000	1,978
5.875% due 03/15/2022		2,000	2,115
5.875% due 05/01/2023		4,000	4,120
6.500% due 02/15/2020		3,000	3,276
7.500% due 02/15/2022		5,000	5,562
HD Supply, Inc.
7.500% due 07/15/2020		8,500	8,882
11.500% due 07/15/2020		3,000	3,337
Hearthside Group Holdings LLC
6.500% due 05/01/2022		6,000	5,580
Hema Bondco BV
8.500% due 12/15/2019	EUR	3,000	1,519
Hertz Corp.
5.875% due 10/15/2020		$1,000	1,036
6.250% due 10/15/2022		1,500	1,560
Hexion, Inc.
8.875% due 02/01/2018		3,000	2,130
9.000% due 11/15/2020		5,000	1,938
Huntsman International LLC
4.250% due 04/01/2025	EUR	2,250	1,996
Igloo Holdings Corp. (8.250% Cash or 9.000% PIK)
8.250% due 12/15/2017 (a)		$1,500	1,502
iHeartCommunications, Inc.
9.000% due 03/01/2021		7,000	4,909
9.000% due 09/15/2022		3,250	2,255
10.000% due 01/15/2018		2,500	963
iHeartCommunications, Inc. (12.000% Cash and 2.000% PIK)
14.000% due 02/01/2021 (a)		3,703	1,028
Immucor, Inc.
11.125% due 08/15/2019		3,500	3,202
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		4,000	3,160
6.625% due 12/15/2022		6,000	3,855
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		3,000	1,410
8.125% due 06/01/2023		5,000	2,275
Interactive Data Corp.
5.875% due 04/15/2019		2,000	2,050
International Game Technology PLC
6.250% due 02/15/2022		2,000	1,880
6.500% due 02/15/2025		2,500	2,213
Italics Merger Sub, Inc.
7.125% due 07/15/2023		6,000	5,460
Jaguar Holding Co.
6.375% due 08/01/2023		5,000	4,887
JH-Holding Finance S.A.
8.250% due 12/01/2022 (a)	EUR	2,000	2,291
JMC Steel Group, Inc.
8.250% due 03/15/2018		$4,250	2,837
Jo-Ann Stores LLC
8.125% due 03/15/2019		4,000	3,220
Kinetic Concepts, Inc.
10.500% due 11/01/2018		4,000	3,910

12.500% due 11/01/2019		8,500	7,756
Kirk Beauty One GmbH
8.750% due 07/15/2023	EUR	4,000	4,483
Kloeckner Pentaplast of America, Inc.
7.125% due 11/01/2020		2,125	2,368
KLX, Inc.
5.875% due 12/01/2022		$5,000	4,775
Laredo Petroleum, Inc.
7.375% due 05/01/2022		3,500	3,237
Lion/Seneca France S.A.S.
7.875% due 04/15/2019	EUR	3,000	2,657
LTF Merger Sub, Inc.
8.500% due 06/15/2023		$3,000	2,880
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		7,500	6,675
5.500% due 04/15/2025		1,500	1,388
5.625% due 10/15/2023		1,000	955
5.750% due 08/01/2022		4,000	3,860
Manitowoc Co., Inc.
8.500% due 11/01/2020		3,500	3,631
Marcolin SpA
8.500% due 11/15/2019	EUR	2,000	2,226
Matador Resources Co.
6.875% due 04/15/2023		$1,625	1,519
MCE Finance Ltd.
5.000% due 02/15/2021		3,000	2,745
MDC Partners, Inc.
6.750% due 04/01/2020		2,000	2,068
MGM Resorts International
6.000% due 03/15/2023		5,000	4,975
6.625% due 12/15/2021		7,500	7,716
6.750% due 10/01/2020		4,750	4,904
7.750% due 03/15/2022		5,000	5,331
8.625% due 02/01/2019		750	835
Midas Intermediate Holdco LLC
7.875% due 10/01/2022		2,000	1,800
Modular Space Corp.
10.250% due 01/31/2019		3,000	1,215
Monitchem Holdco S.A.
6.875% due 06/15/2022	EUR	5,000	4,883
MPH Acquisition Holdings LLC
6.625% due 04/01/2022		$5,000	5,025
MPLX LP
4.500% due 07/15/2023		4,000	3,599
4.875% due 12/01/2024		1,000	903
5.500% due 02/15/2023		500	440
NBTY, Inc.
9.000% due 10/01/2018		2,000	2,030
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021		4,000	2,980
Neiman Marcus Group Ltd. LLC (8.750% Cash or 9.500% PIK)
8.750% due 10/15/2021 (a)		2,000	1,250
Neptune Finco Corp.
6.625% due 10/15/2025		1,000	1,043
10.125% due 01/15/2023		2,000	2,090
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	2,500	3,668
Newfield Exploration Co.
5.625% due 07/01/2024		$1,250	1,072
Nexeo Solutions LLC
8.375% due 03/01/2018		1,250	1,178
Novasep Holding S.A.S.
8.000% due 12/15/2016		1,063	1,039
Novelis, Inc.
8.375% due 12/15/2017		1,000	978
8.750% due 12/15/2020		5,000	4,612
Numericable-SFR S.A.S.
5.375% due 05/15/2022	EUR	1,500	1,671
5.625% due 05/15/2024		2,800	3,092
6.000% due 05/15/2022		$6,000	5,835
6.250% due 05/15/2024		5,000	4,837
Oasis Petroleum, Inc.
6.500% due 11/01/2021		2,000	1,335
6.875% due 03/15/2022		3,000	1,935
Omega U.S. Sub LLC
8.750% due 07/15/2023		3,000	2,783
Pactiv LLC
7.950% due 12/15/2025		2,000	1,870
Party City Holdings, Inc.
6.125% due 08/15/2023		2,000	1,950
Paternoster Holding GmbH
8.500% due 02/15/2023	EUR	6,250	6,453
Peabody Energy Corp.
6.250% due 11/15/2021		$3,250	463
Perstorp Holding AB
8.750% due 05/15/2017		3,500	3,482

11.000% due 08/15/2017		5,000	4,725
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		5,000	5,137
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (a)		5,000	5,094
Pfleiderer GmbH
7.875% due 08/01/2019	EUR	5,750	6,532
Phosphorus Holdco PLC (10.000% Cash or 10.000% PIK)
10.000% due 04/01/2019 ^	GBP	2,000	118
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		$4,064	3,912
Pinnacle Operating Corp.
9.000% due 11/15/2020		1,000	943
Pizzaexpress Financing PLC
8.625% due 08/01/2022	GBP	2,000	3,093
Platform Specialty Products Corp.
6.500% due 02/01/2022		$4,000	3,480
10.375% due 05/01/2021		2,000	2,000
Ply Gem Industries, Inc.
6.500% due 02/01/2022		10,000	9,187
Post Holdings, Inc.
6.000% due 12/15/2022		6,750	6,640
6.750% due 12/01/2021		5,000	5,112
7.750% due 03/15/2024		1,750	1,838
8.000% due 07/15/2025		1,250	1,328
PQ Corp.
8.750% due 11/01/2018		2,000	1,948
PRA Holdings, Inc.
9.500% due 10/01/2023		8,000	8,740
Premier Foods Finance PLC
6.500% due 03/15/2021	GBP	4,750	6,703
Prestige Brands, Inc.
5.375% due 12/15/2021		$2,000	1,930
PSPC Escrow Corp.
6.000% due 02/01/2023	EUR	4,125	3,866
PVH Corp.
4.500% due 12/15/2022		$4,000	3,930
Range Resources Corp.
5.000% due 08/15/2022		1,500	1,129
5.000% due 03/15/2023		4,000	3,000
Regency Energy Partners LP
5.000% due 10/01/2022		1,000	887
5.500% due 04/15/2023		3,750	3,381
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		3,000	3,059
7.875% due 08/15/2019		1,000	1,039
8.250% due 02/15/2021		5,000	4,837
9.875% due 08/15/2019		2,000	2,018
Rite Aid Corp.
6.125% due 04/01/2023		4,000	4,155
Riverbed Technology, Inc.
8.875% due 03/01/2023		3,750	3,483
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		1,930	2,007
Rockies Express Pipeline LLC
5.625% due 04/15/2020		2,000	1,850
6.875% due 04/15/2040		1,250	1,081
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		2,000	1,765
5.750% due 05/15/2024		7,500	6,562
SAExploration Holdings, Inc.
10.000% due 07/15/2019 ^		1,000	605
Sanchez Energy Corp.
6.125% due 01/15/2023		3,500	1,908
SandRidge Energy, Inc.
7.500% due 02/15/2023 ^		1,000	114
8.125% due 10/15/2022 ^		2,000	230
SBA Communications Corp.
5.625% due 10/01/2019		1,250	1,308
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,044
Schaeffler Finance BV
3.250% due 05/15/2025	EUR	2,000	2,119
4.750% due 05/15/2021		$3,000	3,030
Schaeffler Holding Finance BV (5.750% Cash or 5.750% PIK)
5.750% due 11/15/2021 (a)	EUR	1,325	1,547
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (a)		$3,500	3,671
Schaeffler Holding Finance BV (6.750% Cash or 6.750% PIK)
6.750% due 11/15/2022 (a)		6,000	6,480
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (a)	EUR	5,400	6,087
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,900	903
10.000% due 12/01/2022		5,000	3,575

Sealed Air Corp.
5.125% due 12/01/2024		1,000	1,005
5.250% due 04/01/2023		2,000	2,050
Sensata Technologies BV
4.875% due 10/15/2023		2,000	1,953
5.000% due 10/01/2025		1,500	1,470
5.625% due 11/01/2024		1,500	1,539
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		2,000	2,085
Sequa Corp.
7.000% due 12/15/2017		6,150	1,983
Serta Simmons Bedding LLC
8.125% due 10/01/2020		5,000	5,250
ServiceMaster Co. LLC
7.450% due 08/15/2027		5,000	5,000
Seventy Seven Operating LLC
6.625% due 11/15/2019		1,000	355
Shearer’s Foods LLC
9.000% due 11/01/2019		3,250	3,441
SIG Combibloc Holdings S.C.A.
7.750% due 02/15/2023	EUR	7,000	7,968
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		$9,050	7,738
Simmons Foods, Inc.
7.875% due 10/01/2021		5,000	4,537
SiTV LLC
10.375% due 07/01/2019		5,000	4,025
Smithfield Foods, Inc.
6.625% due 08/15/2022		3,750	3,905
Spectrum Brands, Inc.
5.750% due 07/15/2025		1,500	1,545
6.625% due 11/15/2022		3,500	3,710
Springs Industries, Inc.
6.250% due 06/01/2021		3,250	3,234
Station Casinos LLC
7.500% due 03/01/2021		6,000	6,150
Steel Dynamics, Inc.
6.125% due 08/15/2019		1,000	1,013
6.375% due 08/15/2022		250	241
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023		5,000	4,787
Studio City Finance Ltd.
8.500% due 12/01/2020		2,000	1,940
Sun Products Corp.
7.750% due 03/15/2021		10,000	8,725
Syniverse Holdings, Inc.
9.125% due 01/15/2019		3,000	1,388
T-Mobile USA, Inc.
6.375% due 03/01/2025		1,500	1,523
6.500% due 01/15/2026		3,000	3,036
6.625% due 04/01/2023		3,000	3,068
6.731% due 04/28/2022		5,000	5,225
6.836% due 04/28/2023		2,500	2,594
Teck Resources Ltd.
4.500% due 01/15/2021		100	52
TEGNA, Inc.
4.875% due 09/15/2021		750	754
5.500% due 09/15/2024		1,000	1,003
Teine Energy Ltd.
6.875% due 09/30/2022		3,550	2,876
Tenet Healthcare Corp.
5.000% due 03/01/2019		1,500	1,391
6.750% due 06/15/2023		5,000	4,647
8.000% due 08/01/2020		2,000	2,015
8.125% due 04/01/2022		8,000	8,020
Terex Corp.
6.500% due 04/01/2020		2,000	1,935
TES Finance PLC
6.750% due 07/15/2020	GBP	1,500	2,123
Tesoro Logistics LP
6.250% due 10/15/2022		$2,500	2,381
TMF Group Holding BV
9.875% due 12/01/2019	EUR	3,000	3,507
TransDigm, Inc.
6.000% due 07/15/2022		$7,000	6,877
6.500% due 07/15/2024		10,000	9,995
6.500% due 05/15/2025		3,000	2,918
7.500% due 07/15/2021		1,250	1,300
Triangle USA Petroleum Corp.
6.750% due 07/15/2022		3,500	1,085
Tronox Finance LLC
6.375% due 08/15/2020		4,000	2,427
7.500% due 03/15/2022		3,500	2,039
Tullow Oil PLC
6.000% due 11/01/2020		4,000	2,800

U.S. Foods, Inc.
8.500% due 06/30/2019		3,500	3,614
United Rentals North America, Inc.
5.500% due 07/15/2025		4,000	3,895
7.625% due 04/15/2022		2,500	2,684
Unitymedia GmbH
3.750% due 01/15/2027	EUR	3,500	3,284
6.125% due 01/15/2025		$2,500	2,480
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025		2,000	1,918
5.500% due 09/15/2022	EUR	3,600	4,157
Univar USA, Inc.
6.750% due 07/15/2023		$3,500	3,202
Univision Communications, Inc.
5.125% due 05/15/2023		3,000	2,903
5.125% due 02/15/2025		5,000	4,762
6.750% due 09/15/2022		2,618	2,723
8.500% due 05/15/2021		1,500	1,539
UPC Holding BV
6.375% due 09/15/2022	EUR	2,000	2,316
6.750% due 03/15/2023	CHF	3,000	3,241
UPCB Finance Ltd.
5.375% due 01/15/2025		$3,000	2,843
USG Corp.
9.750% due 01/15/2018		3,796	4,242
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	3,000	2,846
5.500% due 03/01/2023		$1,250	1,106
5.625% due 12/01/2021		5,000	4,625
6.125% due 04/15/2025		5,000	4,475
6.375% due 10/15/2020		3,000	2,910
6.750% due 08/15/2021		4,000	3,880
7.000% due 10/01/2020		1,500	1,504
7.250% due 07/15/2022		5,000	4,912
7.500% due 07/15/2021		2,000	2,005
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (a)		2,500	1,638
VeriSign, Inc.
4.625% due 05/01/2023		2,500	2,433
Verisure Holding AB
6.000% due 11/01/2022	EUR	2,400	2,722
VWR Funding, Inc.
4.625% due 04/15/2022		2,500	2,669
Warren Resources, Inc.
9.000% due 08/01/2022		$1,750	271
Watco Cos. LLC
6.375% due 04/01/2023		3,500	3,465
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (a)		3,325	3,225
Welltec A/S
8.000% due 02/01/2019		5,000	4,712
Whiting Petroleum Corp.
5.750% due 03/15/2021		3,125	2,294
6.250% due 04/01/2023		2,000	1,450
Wind Acquisition Finance S.A.
7.000% due 04/23/2021	EUR	4,000	4,314
7.375% due 04/23/2021		$5,000	4,737
Wise Metals Group LLC
8.750% due 12/15/2018		4,000	3,050
WPX Energy, Inc.
7.500% due 08/01/2020		1,000	815
8.250% due 08/01/2023		1,500	1,204
Wynn Las Vegas LLC
5.375% due 03/15/2022		4,000	3,806
5.500% due 03/01/2025		4,000	3,580
XPO Logistics, Inc.
5.750% due 06/15/2021	EUR	4,500	4,569
Zebra Technologies Corp.
7.250% due 10/15/2022		$3,000	3,142
ZF North America Capital, Inc.
2.750% due 04/27/2023	EUR	1,000	1,043
4.750% due 04/29/2025		$3,500	3,347
Zobele Holding SpA
7.875% due 02/01/2018	EUR	2,000	2,203

			1,193,021

UTILITIES 5.6%
AES Corp.
7.375% due 07/01/2021		$2,000	2,050
8.000% due 06/01/2020		2,000	2,210
Alcatel-Lucent USA, Inc.
6.450% due 03/15/2029		2,000	2,032
American Energy-Permian Basin LLC
7.375% due 11/01/2021		3,750	1,481

Calpine Corp.
5.375% due 01/15/2023		3,000	2,707
5.750% due 01/15/2025		3,000	2,659
EP Energy LLC
9.375% due 05/01/2020		3,000	1,928
Frontier Communications Corp.
10.500% due 09/15/2022		1,000	996
11.000% due 09/15/2025		2,000	1,985
Genesis Energy LP
6.750% due 08/01/2022		2,000	1,710
Midwest Generation LLC
8.560% due 01/02/2016		151	151
Millicom International Cellular S.A.
6.625% due 10/15/2021		2,000	1,858
NRG Energy, Inc.
6.250% due 05/01/2024		2,000	1,690
6.625% due 03/15/2023		1,000	873
7.625% due 01/15/2018		3,500	3,666
7.875% due 05/15/2021		3,000	2,827
Parsley Energy LLC
7.500% due 02/15/2022		5,000	4,800
Sprint Capital Corp.
6.875% due 11/15/2028		5,000	3,512
6.900% due 05/01/2019		2,000	1,640
8.750% due 03/15/2032		7,000	5,267
Sprint Communications, Inc.
6.000% due 11/15/2022		11,500	8,280
Sprint Corp.
7.125% due 06/15/2024		5,000	3,662
7.250% due 09/15/2021		1,000	748
7.625% due 02/15/2025		2,000	1,470
7.875% due 09/15/2023		6,000	4,521
Targa Resources Partners LP
4.125% due 11/15/2019		1,000	838
4.250% due 11/15/2023		4,000	3,100
5.250% due 05/01/2023		2,750	2,241
6.375% due 08/01/2022		500	434
Telecom Italia Capital S.A.
6.375% due 11/15/2033		5,000	4,800
Telecom Italia SpA
5.303% due 05/30/2024		7,000	6,939
TerraForm Power Operating LLC
5.875% due 02/01/2023		3,000	2,497
Virgin Media Finance PLC
5.750% due 01/15/2025		2,000	1,930
6.000% due 10/15/2024		2,000	2,003
6.375% due 10/15/2024	GBP	1,000	1,493

			90,998

Total Corporate Bonds & Notes (Cost $1,701,859)			1,485,696

	SHARES
COMMON STOCKS 0.0%
HEALTH CARE 0.0%
NVHL S.A. ‘A’ (b)(f)		21,410	46
NVHL S.A. ‘B’ (b)(f)		21,410	46
NVHL S.A. ‘C’ (b)(f)		21,410	46
NVHL S.A. ‘D’ (b)(f)		21,410	46
NVHL S.A. ‘E’ (b)(f)		21,410	46
NVHL S.A. ‘F’ (b)(f)		21,410	47
NVHL S.A. ‘G’ (b)(f)		21,410	47
NVHL S.A. ‘H’ (b)(f)		21,410	47
NVHL S.A. ‘I’ (b)(f)		21,410	47
NVHL S.A. ‘J’ (b)(f)		21,410	47

Total Common Stocks (Cost $696)			465

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (g) 0.0%			507

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.3%
0.193% due 01/07/2016 - 01/21/2016 (c)(j)		$5,180	5,180

Total Short-Term Instruments (Cost $5,687)		5,687

Total Investments in Securities (Cost $1,716,690)		1,499,618

	SHARES
INVESTMENTS IN AFFILIATES 5.5%
SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short-Term Floating NAV Portfolio III	8,863,402	87,517

Total Short-Term Instruments (Cost $87,867)		87,517

Total Investments in Affiliates (Cost $87,867)		87,517

Total Investments 98.9% (Cost $1,804,557)		$1,587,135
Financial Derivative Instruments (i) (0.1%) (Cost or Premiums, net $0)		(2,181)
Other Assets and Liabilities, net 1.2%		19,036

Net Assets 100.0%		$1,603,990

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(f)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$69	$46	0.00%
NVHL S.A. ‘B’	03/09/2012	69	46	0.00
NVHL S.A. ‘C’	03/09/2012	69	46	0.00
NVHL S.A. ‘D’	03/09/2012	69	46	0.00
NVHL S.A. ‘E’	03/09/2012	70	46	0.00
NVHL S.A. ‘F’	03/09/2012	70	47	0.00
NVHL S.A. ‘G’	03/09/2012	70	47	0.00
NVHL S.A. ‘H’	03/09/2012	70	47	0.01
NVHL S.A. ‘I’	03/09/2012	70	47	0.01
NVHL S.A. ‘J’	03/09/2012	70	47	0.01

		$696	$465	0.03%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$507	Fannie Mae 2.170% due 10/17/2022	$(521)	$507	$507

Total Repurchase Agreements						$(521)	$507	$507

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
SAL	(1.500%)	12/11/2015	TBD	(2)	$(1,509)	$(1,507)

Total Reverse Repurchase Agreements						$(1,507)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(115) at a weighted average interest rate of (1.500%).

(h)	Securities with an aggregate market value of $1,531 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	GBP	1,738		$2,621	$59	$0
	01/2016		$159,075	EUR	144,772	0	(1,745)
	01/2016		3,209	GBP	2,115	0	(91)
	02/2016	EUR	144,771		$159,188	1,749	0
CBK	01/2016		818		868	0	(21)
	01/2016		$12,669	EUR	11,831	191	(3)
	02/2016		2,275	CHF	2,292	17	0
DUB	01/2016	GBP	40,144		$60,517	1,337	0
	02/2016	CHF	8,380		8,394	14	0
GLM	01/2016		$4,485	EUR	4,157	47	(14)
HUS	01/2016	EUR	197,935		$210,935	0	(4,171)
	01/2016		$8,305	EUR	7,830	204	0
JPM	01/2016	GBP	1,500		$2,277	66	0
	01/2016		$15,919	EUR	14,636	88	(101)
	01/2016		57,617	GBP	38,826	0	(379)
	02/2016	GBP	38,826		$57,619	377	0
MSB	01/2016	EUR	530		578	3	0
	01/2016		$3,678	GBP	2,441	0	(80)
UAG	01/2016		17,179	EUR	16,058	322	(50)

Total Forward Foreign Currency Contracts						$4,474	$(6,655)

(j)	Securities with an aggregate market value of $5,180 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,270	$5,500	$7,770
Corporate Bonds & Notes
Banking & Finance	0	201,677	0	201,677
Industrials	0	1,193,021	0	1,193,021
Utilities	0	90,998	0	90,998
Common Stocks
Health Care	465	0	0	465
Short-Term Instruments
Repurchase Agreements	0	507	0	507
U.S. Treasury Bills	0	5,180	0	5,180
	$465	$1,493,653	$5,500	$1,499,618

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	87,517	0	0	87,517

Total Investments	$87,982	$1,493,653	$5,500	$1,587,135

Financial Derivative Instruments - Assets
Over the counter	$0	$4,474	$0	$4,474

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(6,655)	$0	$(6,655)

Totals	$87,982	$1,491,472	$5,500	$1,584,954

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Income Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.6%
BANK LOAN OBLIGATIONS 4.1%
Albertson’s Holdings LLC
5.125% due 08/25/2019		$960	$952
5.500% due 08/25/2021		34,911	34,671
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (j)		40,641	41,733
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		2,361	2,353
Charter Communications Operating LLC
3.000% due 07/01/2020		2,915	2,862
Chrysler Group LLC
3.250% due 12/31/2018		16,828	16,704
3.500% due 05/24/2017		22,317	22,277
Crown Castle Operating Co.
3.000% due 01/31/2021		5,282	5,249
CSC Holdings LLC
2.924% due 04/17/2020		19,594	19,553
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021		23,652	23,581
Dell International LLC
4.000% due 04/29/2020		961	956
Dell, Inc.
3.750% due 10/29/2018		53,418	53,329
Delos Finance SARL
3.500% due 03/06/2021		22,357	22,303
Endo Luxembourg Finance Co. SARL
3.750% due 09/26/2022		11,285	11,156
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		1,138,634	1,136,677
Fortescue Metals Group Ltd.
4.250% due 06/30/2019		18,013	13,523
HCA, Inc.
3.174% due 03/31/2017		18,001	18,000
3.357% due 05/01/2018		20,880	20,883
Hellenic Republic
3.930% due 03/30/2016 (j)	EUR	3,000	3,175
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		$154,520	154,385
iHeartCommunications, Inc.
7.174% due 01/30/2019		185,540	130,806
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		29,606	28,081
La Quinta Intermediate Holdings LLC
3.750% due 04/14/2021		12,116	11,838
Las Vegas Sands LLC
3.250% due 12/19/2020		3,192	3,157
Mallinckrodt International Finance S.A.
TBD% due 03/19/2021		4,363	4,243
MGM Resorts International
3.174% due 12/20/2017		96,127	95,646
3.500% due 12/20/2019		33,471	33,105
NRG Energy, Inc.
2.750% due 07/02/2018		19,065	18,618
OGX
TBD% - 13.000% due 04/10/2049		6,836	7,003
Rise Ltd.
4.750% due 01/31/2021 (j)		4,161	4,130
Sabine Oil & Gas LLC
TBD% due 12/31/2018 ^		7,100	178
Seadrill Partners Finco LLC
4.000% due 02/21/2021		3,101	1,283
Sequa Corp.
5.250% due 06/19/2017		6,868	4,773
T-Mobile USA, Inc.
3.500% due 11/09/2022		40,903	40,948
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016		11,908	11,848
Univision Communications, Inc.
4.000% due 03/01/2020		141,314	138,633
Valeant Pharmaceuticals International, Inc.
3.750% due 12/11/2019		2,132	2,058
3.750% due 08/05/2020		3,438	3,307
4.000% due 04/01/2022		8,989	8,684

Westmoreland Coal Co.
7.500% due 12/16/2020		17,706	11,066

Total Bank Loan Obligations (Cost $2,237,216)			2,163,727

CORPORATE BONDS & NOTES 17.9%
BANKING & FINANCE 10.3%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		10,000	10,093
AGFC Capital Trust
6.000% due 01/15/2067		70,600	49,773
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		13,000	13,512
Ally Financial, Inc.
2.750% due 01/30/2017		52,430	52,430
2.995% due 07/18/2016		4,150	4,150
3.125% due 01/15/2016		9,050	9,056
3.250% due 09/29/2017		15,500	15,519
3.500% due 07/18/2016		112,695	113,258
3.600% due 05/21/2018		128,320	128,641
4.750% due 09/10/2018		28,385	29,130
5.500% due 02/15/2017		222,265	229,489
6.250% due 12/01/2017		40,350	42,418
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (h)		6,600	7,089
Banco do Brasil S.A.
3.875% due 10/10/2022		3,571	2,732
Banco Espirito Santo S.A.
2.625% due 05/08/2017	EUR	27,100	4,285
4.000% due 01/21/2019		6,600	983
4.750% due 01/15/2018 (l)		44,800	6,658
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (h)		1,900	2,251
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$14,500	14,483
Banco Santander S.A.
6.250% due 09/11/2021 (h)	EUR	34,600	35,274
Banco Votorantim S.A.
5.250% due 02/11/2016		$10,000	10,005
Bank of America Corp.
3.875% due 08/01/2025		39,740	40,425
4.000% due 04/01/2024		2,200	2,255
4.057% due 10/21/2025	MXN	118,000	7,343
4.125% due 01/22/2024		$3,200	3,312
6.400% due 08/28/2017		2,800	3,000
Barclays Bank PLC
2.010% due 12/21/2020	MXN	132,500	7,496
7.625% due 11/21/2022		$67,600	77,106
7.750% due 04/10/2023		3,600	3,847
14.000% due 06/15/2019 (h)	GBP	5,800	11,076
Barclays PLC
6.500% due 09/15/2019 (h)	EUR	24,091	26,583
6.625% due 09/15/2019 (h)		$2,000	1,983
8.000% due 12/15/2020 (h)	EUR	51,900	61,314
8.250% due 12/15/2018 (h)		$48,999	52,336
BGC Partners, Inc.
5.375% due 12/09/2019		27,740	28,805
Blackstone CQP Holdco LP
9.296% due 03/19/2019		265,068	264,375
BNP Paribas S.A.
7.375% due 08/19/2025 (h)		5,000	5,137
BPCE S.A.
12.500% due 09/30/2019 (h)		33,400	42,842
12.500% due 08/29/2049		100	128
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,126	11,136
CIT Group, Inc.
4.250% due 08/15/2017		91,440	93,726
5.000% due 05/15/2017		50,955	52,611
5.250% due 03/15/2018		5,322	5,508
6.625% due 04/01/2018		3,300	3,490
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	6,598	10,619
7.500% due 07/08/2026		950	1,537
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		$6,000	6,398
Corp. Andina de Fomento
3.950% due 10/15/2021 (g)	MXN	53,704	3,106
Credit Agricole S.A.
7.500% due 06/23/2026 (h)	GBP	16,700	24,265
7.875% due 01/23/2024 (h)		$24,100	24,720
Credit Suisse AG
6.500% due 08/08/2023		2,700	2,916

Credit Suisse Group AG
6.250% due 12/18/2024 (h)		11,200	11,227
7.500% due 12/11/2023 (h)		17,900	18,873
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		9,750	9,761
Eksportfinans ASA
0.720% due 07/28/2016	JPY	200,000	1,659
2.375% due 05/25/2016		$24,350	24,382
5.500% due 05/25/2016		4,400	4,458
5.500% due 06/26/2017		1,200	1,251
Ford Motor Credit Co. LLC
2.240% due 06/15/2018		4,210	4,174
2.375% due 01/16/2018		9,900	9,882
2.551% due 10/05/2018		2,000	1,987
3.664% due 09/08/2024		6,600	6,435
5.000% due 05/15/2018		1,000	1,049
General Motors Financial Co., Inc.
2.750% due 05/15/2016		15,459	15,505
Goldman Sachs Group, Inc.
2.750% due 09/15/2020		9,700	9,706
3.750% due 05/22/2025		29,000	29,261
4.750% due 10/21/2045		15,500	15,454
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		4,000	4,554
HBOS PLC
5.374% due 06/30/2021	EUR	20,800	26,052
6.750% due 05/21/2018		$14,500	15,852
Hospitality Properties Trust
5.000% due 08/15/2022		11,895	12,235
6.300% due 06/15/2016		10,000	10,034
HSBC Holdings PLC
6.375% due 09/17/2024 (h)		13,000	12,854
International Lease Finance Corp.
5.750% due 05/15/2016		22,050	22,381
6.750% due 09/01/2016		10,700	11,008
7.125% due 09/01/2018		38,400	42,192
8.750% due 03/15/2017		3,600	3,843
Intesa Sanpaolo SpA
7.700% due 09/17/2025 (h)		5,500	5,613
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		3,000	2,734
Jefferies Finance LLC
6.875% due 04/15/2022		3,300	2,789
7.500% due 04/15/2021		3,600	3,182
Jefferies Group LLC
6.500% due 01/20/2043		42,700	39,597
JPMorgan Chase & Co.
7.900% due 04/30/2018 (h)		10,000	10,192
KBC Bank NV
8.000% due 01/25/2023		13,400	14,640
Kilroy Realty LP
4.800% due 07/15/2018		11,000	11,553
LBG Capital PLC
7.588% due 05/12/2020	GBP	12,734	19,195
7.625% due 12/09/2019		2,000	3,001
7.867% due 12/17/2019		2,000	2,993
7.869% due 08/25/2020		10,300	15,640
7.975% due 09/15/2024		1,700	2,542
9.000% due 12/15/2019		449	669
9.125% due 07/15/2020		651	979
9.875% due 02/10/2023		100	149
15.000% due 12/21/2019	EUR	13,159	20,486
15.000% due 12/21/2019	GBP	17,400	34,911
Lloyds Bank PLC
12.000% due 12/16/2024 (h)		$34,150	48,725
Lloyds Banking Group PLC
7.625% due 06/27/2023 (h)	GBP	42,135	65,212
7.875% due 06/27/2029 (h)		200	313
MMCapS Funding Ltd.
1.103% due 12/26/2039		$10,100	5,302
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	2,600	2,765
Nationwide Building Society
3.900% due 07/21/2025		$20,700	21,387
Navient Corp.
5.500% due 01/15/2019		18,010	16,884
6.250% due 01/25/2016		22,564	22,618
8.000% due 03/25/2020		600	594
8.450% due 06/15/2018		39,770	41,957
8.780% due 09/15/2016	MXN	9,100	531
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047	DKK	106,680	14,257
Novo Banco S.A.
5.000% due 04/04/2019	EUR	15,147	14,330
5.000% due 04/23/2019		26,931	25,719
5.000% due 05/14/2019		12,324	11,740

5.000% due 05/21/2019		25,023	24,345
5.000% due 05/23/2019		8,606	8,463
7.000% due 03/04/2016		1,990	2,082
Nykredit Realkredit A/S
2.000% due 10/01/2047	DKK	395,581	53,054
2.500% due 10/01/2047		1,122,584	156,686
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		$37,700	38,313
7.250% due 12/15/2021		25,535	25,663
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		872	896
Preferred Term Securities Ltd.
0.000% due 09/26/2034		6,018	1,656
0.812% due 03/22/2037		81,198	55,621
0.822% due 12/22/2036		56,979	39,601
0.852% due 09/22/2036		69,174	48,768
0.862% due 06/22/2037		53,945	28,860
0.882% due 09/22/2037		44,989	24,519
0.892% due 12/22/2036		17,273	10,104
0.892% due 03/22/2037		48,836	26,371
0.902% due 12/22/2036		3,279	1,951
0.912% due 09/22/2036		30,787	17,394
0.912% due 12/22/2037		2,227	1,258
0.912% due 03/22/2038		101,009	69,750
0.926% due 06/23/2035		289	212
0.942% due 12/22/2035		31,792	17,963
0.992% due 09/23/2035		8,209	4,720
1.012% due 03/23/2035		19,975	14,682
1.018% due 06/23/2035		10,965	6,195
1.092% due 03/23/2035		5,000	2,875
1.112% due 03/22/2038		18,650	10,351
1.126% due 06/24/2034		9,239	5,405
1.132% due 12/22/2036		34,870	19,501
1.150% due 09/26/2034		7,500	4,575
1.176% due 09/24/2033		474	377
1.262% due 09/23/2035		21,634	11,790
1.323% due 07/03/2033		254	216
1.356% due 09/24/2033		41,923	27,460
1.406% due 12/24/2033		5,000	3,250
1.412% due 03/22/2038		75,393	56,168
1.453% due 04/03/2033		435	374
1.463% due 07/03/2033		10,000	7,100
1.503% due 01/03/2033		23,107	16,984
Programa Cedulas TDA Fondo de Titulizacion de Activos
0.014% due 04/08/2016	EUR	5,000	5,431
Prologis LP
3.750% due 11/01/2025		$7,760	7,713
Rabobank Group
6.875% due 03/19/2020	EUR	51,950	67,325
8.375% due 07/26/2016 (h)		$42,503	43,858
8.400% due 06/29/2017 (h)		20,220	21,781
RCI Banque S.A.
4.600% due 04/12/2016		4,430	4,468
Realkredit Danmark A/S
2.500% due 10/01/2047	DKK	376,530	52,333
Regional Diversified Funding Ltd.
0.650% due 01/25/2036		$2,106	1,695
Rio Oil Finance Trust
9.250% due 07/06/2024		8,200	6,078
9.750% due 01/06/2027		31,850	23,450
Royal Bank of Scotland Group PLC
4.700% due 07/03/2018		400	416
6.990% due 10/05/2017 (h)		20,563	23,905
7.500% due 08/10/2020 (h)		10,700	11,168
8.000% due 08/10/2025 (h)		8,900	9,434
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	5,000	6,093
9.500% due 03/16/2022		$2,400	2,604
10.500% due 03/16/2022	EUR	1,100	1,333
13.125% due 03/19/2022	AUD	2,692	2,160
Santander Holdings USA, Inc.
4.500% due 07/17/2025		$134,583	137,278
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	48,700	52,087
4.950% due 02/07/2017		$88,800	89,838
5.180% due 06/28/2019		30,900	31,135
5.400% due 03/24/2017		4,500	4,584
5.717% due 06/16/2021		94,900	93,884
6.125% due 02/07/2022		281,585	283,527
SL Green Realty Corp.
4.500% due 12/01/2022		31,500	31,946
7.750% due 03/15/2020		21,995	25,703
SLM Student Loan Trust
0.422% due 12/15/2033	EUR	1,803	1,693
Societe Generale S.A.
8.000% due 09/29/2025 (h)		$40,000	40,831

Springleaf Finance Corp.
5.750% due 09/15/2016		1,000	1,015
6.500% due 09/15/2017		21,572	22,057
6.900% due 12/15/2017		364,384	378,048
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,280	6,623
5.744% due 04/13/2040		5,447	7,071
5.801% due 10/13/2040		22,107	28,556
6.052% due 10/13/2039		18,051	25,086
7.622% due 07/13/2039		7,556	11,811
TIG FinCo PLC
8.500% due 03/02/2020		1,655	2,513
8.750% due 04/02/2020		8,144	10,685
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (f)		$136,983	28,766
Trafford Centre Finance Ltd.
1.303% due 07/28/2038	GBP	6,550	8,774
U.S. Capital Funding Ltd.
0.949% due 05/01/2034		$2,503	2,015
UBS AG
4.750% due 05/22/2023		2,700	2,748
4.750% due 02/12/2026	EUR	1,900	2,209
5.125% due 05/15/2024		$54,000	54,675
7.250% due 02/22/2022		13,000	13,601
7.625% due 08/17/2022		67,765	77,354
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		9,753	9,674
4.125% due 09/24/2025		115,338	115,520
UniCredit SpA
8.000% due 06/03/2024 (h)		3,100	2,942
Vnesheconombank Via VEB Finance PLC
3.035% due 02/21/2018	EUR	11,300	11,886
5.942% due 11/21/2023		$21,400	20,062
6.025% due 07/05/2022		60,457	57,398
6.902% due 07/09/2020		82,480	83,716
Volkswagen Bank GmbH
0.306% due 11/27/2017	EUR	7,200	7,536
Vonovia Finance BV
3.200% due 10/02/2017		$7,800	7,879

			5,399,416

INDUSTRIALS 3.7%
AbbVie, Inc.
3.600% due 05/14/2025		49,573	49,028
Actavis Funding SCS
3.000% due 03/12/2020		5,100	5,109
3.800% due 03/15/2025		18,350	18,293
3.850% due 06/15/2024		2,500	2,510
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	5,400	5,511
American Airlines Pass-Through Trust
5.250% due 07/31/2022		$1,700	1,804
Amgen, Inc.
3.125% due 05/01/2025		18,796	17,893
3.625% due 05/22/2024		2,400	2,405
3.875% due 11/15/2021		8,263	8,624
Aviation Capital Group Corp.
3.875% due 09/27/2016		10,857	10,952
Boston Scientific Corp.
2.850% due 05/15/2020		5,000	4,981
3.850% due 05/15/2025		4,800	4,733
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(l)		22,250	13,878
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(i)		148,688	113,746
9.000% due 02/15/2020 ^(i)		178,584	136,617
11.250% due 06/01/2017 ^(i)		36,934	27,885
California Resources Corp.
5.000% due 01/15/2020 (l)		7,623	2,754
5.500% due 09/15/2021		6,599	2,112
6.000% due 11/15/2024		5,211	1,602
8.000% due 12/15/2022 (l)		52,133	27,565
CCO Safari LLC
3.579% due 07/23/2020		14,558	14,487
4.464% due 07/23/2022		21,837	21,785
4.908% due 07/23/2025		32,757	32,774
6.384% due 10/23/2035		7,278	7,361
Centex LLC
6.500% due 05/01/2016		8,500	8,628
Chesapeake Energy Corp.
3.571% due 04/15/2019		24,475	6,914
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,256	1,289
5.500% due 04/29/2022		1,224	1,262

7.250% due 05/10/2021		6,485	7,316
7.707% due 10/02/2022		2,864	3,127
7.875% due 01/02/2020		1,680	1,750
Continental Resources, Inc.
4.500% due 04/15/2023		2,665	1,919
4.900% due 06/01/2044		1,100	665
5.000% due 09/15/2022		4,900	3,620
CVS Health Corp.
3.875% due 07/20/2025		16,728	17,108
CVS Pass-Through Trust
4.163% due 08/11/2036		7,118	6,929
5.773% due 01/10/2033		6,092	6,574
5.880% due 01/10/2028		1,569	1,687
7.507% due 01/10/2032		4,328	5,115
D.R. Horton, Inc.
5.625% due 01/15/2016		12,500	12,516
6.500% due 04/15/2016		14,000	14,210
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		5,097	5,728
DISH DBS Corp.
7.125% due 02/01/2016		72,615	72,887
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	15,418	24,349
6.875% due 02/15/2021		5,000	7,859
6.875% due 05/09/2025		15,750	23,915
First Quantum Minerals Ltd.
6.750% due 02/15/2020		$25,631	16,660
7.000% due 02/15/2021		14,714	9,307
7.250% due 10/15/2019		10,900	7,140
Greene King Finance PLC
5.702% due 12/15/2034	GBP	427	587
HCA, Inc.
3.750% due 03/15/2019		$39,602	39,998
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	74,500	75,295
5.014% due 12/27/2017		12,300	12,364
Host Hotels & Resorts LP
4.000% due 06/15/2025		$6,070	5,832
iHeartCommunications, Inc.
9.000% due 12/15/2019		38,007	28,268
9.000% due 03/01/2021		126,326	88,586
9.000% due 09/15/2022		163,169	113,198
Imperial Tobacco Finance PLC
3.500% due 02/11/2023		15,806	15,513
Intelsat Luxembourg S.A.
8.125% due 06/01/2023		3,500	1,593
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		18,780	15,493
Kraft Heinz Foods Co.
3.950% due 07/15/2025		31,547	31,914
MGM Resorts International
6.875% due 04/01/2016		1,400	1,416
7.500% due 06/01/2016		8,700	8,882
10.000% due 11/01/2016		32,750	34,701
Novasep Holding S.A.S.
8.000% due 12/15/2016		389	380
Numericable-SFR S.A.S.
4.875% due 05/15/2019		152,866	151,911
5.625% due 05/15/2024	EUR	5,100	5,632
6.000% due 05/15/2022		$10,600	10,308
6.250% due 05/15/2024		54,734	52,955
OGX Austria GmbH
8.375% due 04/01/2022 ^		39,820	1
8.500% due 06/01/2018 ^		136,860	3
Perstorp Holding AB
8.750% due 05/15/2017		41,900	41,690
9.000% due 05/15/2017	EUR	14,800	16,261
Pertamina Persero PT
6.450% due 05/30/2044		$17,151	14,985
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		5,751	2,904
5.375% due 04/12/2027		33,529	12,238
6.000% due 11/15/2026		10,300	3,811
8.500% due 11/02/2017		2,556	1,367
Pioneer Natural Resources Co.
7.500% due 01/15/2020		300	319
Priory Group PLC
7.000% due 02/15/2018	GBP	5,908	8,927
QVC, Inc.
5.450% due 08/15/2034		$3,620	3,140
Rockies Express Pipeline LLC
6.875% due 04/15/2040		3,669	3,174
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	50,689	70,803
Sequa Corp.
7.000% due 12/15/2017		$7,965	2,569

Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		22,529	22,219
Spirit Issuer PLC
3.289% due 12/28/2031	GBP	11,682	16,017
5.472% due 12/28/2028		19,813	29,646
6.582% due 12/28/2027		14,889	22,992
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		$9,500	9,501
Telefonica Emisiones S.A.U.
4.570% due 04/27/2023		2,500	2,627
Thermo Fisher Scientific, Inc.
3.300% due 02/15/2022		6,060	6,057
4.150% due 02/01/2024		8,624	8,977
4.500% due 03/01/2021		8,140	8,636
Times Square Hotel Trust
8.528% due 08/01/2026		1,758	2,129
Tyson Foods, Inc.
4.500% due 06/15/2022		4,000	4,266
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		1,132	1,303
UAL Pass-Through Trust
9.750% due 07/15/2018		3,699	3,907
10.400% due 05/01/2018		15,435	16,383
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	9,341	13,764
6.542% due 03/30/2021		11,598	17,889
United Airlines Pass-Through Trust
4.000% due 10/11/2027		$4,948	5,066
Univision Communications, Inc.
5.125% due 02/15/2025		3,595	3,424
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	9,200	8,727
Virgin Australia Trust
5.000% due 04/23/2025		$2,817	2,912
6.000% due 04/23/2022		626	636
Westmoreland Coal Co.
8.750% due 01/01/2022		10,637	6,595
Whole Foods Market, Inc.
5.200% due 12/03/2025		13,500	13,514
Wyndham Worldwide Corp.
5.625% due 03/01/2021		1,000	1,077
Wynn Las Vegas LLC
5.500% due 03/01/2025		16,745	14,987
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		9,789	9,536

			1,932,688

UTILITIES 3.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		29,150	31,963
AT&T, Inc.
3.000% due 06/30/2022		23,650	23,040
3.400% due 05/15/2025		5,555	5,350
3.875% due 08/15/2021		8,906	9,226
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		104,130	92,483
6.000% due 11/27/2023		284,280	268,984
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		3,000	2,819
4.950% due 02/06/2028		77,300	65,511
5.999% due 01/23/2021		98,924	98,901
6.510% due 03/07/2022		46,940	47,374
6.605% due 02/13/2018 (l)	EUR	10,150	11,608
7.288% due 08/16/2037		$67,499	67,423
7.288% due 08/16/2037 (l)		15,900	15,882
8.146% due 04/11/2018		28,050	30,294
8.625% due 04/28/2034 (l)		125,024	140,715
8.625% due 04/28/2034		45,400	51,098
9.250% due 04/23/2019		193,277	216,390
Illinois Power Generating Co.
6.300% due 04/01/2020		19,265	11,655
7.000% due 04/15/2018		18,925	12,774
7.950% due 06/01/2032		3,800	2,223
Linn Energy LLC
7.750% due 02/01/2021		11,655	1,748
8.625% due 04/15/2020		17,110	3,016
12.000% due 12/15/2020		7,807	3,982
Midwest Generation LLC
8.560% due 01/02/2016		59	59
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		20,090	7,433
Petrobras Global Finance BV
1.990% due 05/20/2016		30,197	29,518
2.000% due 05/20/2016		11,082	10,943

2.461% due 01/15/2019		25,416	19,380
2.750% due 01/15/2018	EUR	21,200	18,860
2.886% due 03/17/2017		$73,647	67,663
3.000% due 01/15/2019		16,868	12,862
3.250% due 03/17/2017		42,354	39,283
3.250% due 04/01/2019	EUR	9,233	7,382
3.406% due 03/17/2020		$27,707	19,741
3.500% due 02/06/2017		35,732	33,499
3.750% due 01/14/2021	EUR	1,800	1,311
3.875% due 01/27/2016		$15,187	15,145
4.250% due 10/02/2023	EUR	500	341
4.375% due 05/20/2023		$61,710	40,883
4.875% due 03/07/2018	EUR	200	182
4.875% due 03/17/2020		$38,044	28,628
5.375% due 01/27/2021		80,973	60,527
5.625% due 05/20/2043		2,760	1,691
5.750% due 01/20/2020		54,133	42,630
5.875% due 03/01/2018		14,205	12,678
5.875% due 03/07/2022	EUR	3,300	2,561
6.250% due 03/17/2024		$1,018	733
6.250% due 12/14/2026	GBP	4,500	4,330
6.625% due 01/16/2034		8,700	7,944
6.750% due 01/27/2041		$101,162	65,249
6.850% due 06/05/2115		93,985	61,325
6.875% due 01/20/2040		24,872	16,291
7.250% due 03/17/2044		5,000	3,400
7.875% due 03/15/2019		97,382	86,427
Sierra Hamilton LLC
12.250% due 12/15/2018		15,300	7,497
Sprint Communications, Inc.
6.000% due 12/01/2016		2,235	2,228
Sprint Corp.
7.125% due 06/15/2024		30,638	22,442
7.875% due 09/15/2023		860	648
Tenaska Alabama Partners LP
7.000% due 06/30/2021		770	797
Tokyo Electric Power Co., Inc.
1.970% due 06/27/2016	JPY	50,000	419
2.060% due 08/31/2016		90,000	756
2.080% due 05/31/2016		210,000	1,758
2.125% due 03/24/2017	CHF	3,000	3,041
Verizon Communications, Inc.
4.600% due 04/01/2021		$4,450	4,789
5.150% due 09/15/2023		43,839	48,276
Yellowstone Energy LP
5.750% due 12/31/2026		5,666	5,654

			2,031,663

Total Corporate Bonds & Notes (Cost $10,103,262)			9,363,767

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
SL Green Operating Partnership LP
3.000% due 10/15/2017		25,000	35,734

Total Convertible Bonds & Notes (Cost $24,949)			35,734

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		7,500	10,312
6.918% due 04/01/2040		7,000	9,247

			19,559

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		14,630	15,474
7.750% due 01/01/2042		25,930	26,267
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		12,080	12,612
7.350% due 07/01/2035		2,085	2,287

			56,640

Total Municipal Bonds & Notes (Cost $68,976)			76,199

U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae
0.281% due 12/25/2036		128	128
0.417% due 09/25/2031		2,438	2,370
0.542% due 03/25/2034		36	36

0.572% due 08/25/2034	14	14
0.760% due 04/18/2028 - 09/18/2031	9	9
0.772% due 03/25/2044	18	18
0.784% due 02/25/2022 (a)	274,478	10,186
0.822% due 11/25/2021 - 08/25/2036	40	40
0.872% due 07/25/2021	5	5
0.971% due 09/25/2022 (a)	110,822	5,452
1.085% due 11/01/2028	40	41
1.119% due 09/25/2018 (a)	145,033	2,934
1.122% due 08/25/2022	4	4
1.149% due 09/25/2022	3	3
1.222% due 05/25/2022	2	2
1.272% due 05/25/2018 - 10/25/2020	10	11
1.322% due 05/25/2021 - 10/25/2021	18	19
1.443% due 10/01/2044	7	7
1.600% due 04/25/2023	4	4
1.622% due 01/25/2024	12	12
1.643% due 10/01/2040	51	52
1.722% due 11/25/2021	15	15
1.785% due 02/01/2034	1,230	1,299
1.840% due 12/01/2035	20	20
1.856% due 03/01/2020	4	4
1.875% due 01/01/2018	2	2
1.880% due 04/01/2017	1	1
1.885% due 12/01/2034	197	204
1.889% due 10/01/2017 - 11/01/2020	24	25
1.893% due 09/01/2017 - 03/01/2033	41	42
1.945% due 02/01/2032	9	9
1.950% due 03/25/2022	7	7
1.953% due 08/01/2033	88	92
2.000% due 08/01/2018 - 09/25/2022	16	16
2.020% due 01/01/2018	8	8
2.050% due 01/25/2022 - 11/01/2033	71	75
2.112% due 07/01/2032	233	240
2.171% due 06/01/2025	2	2
2.191% due 07/01/2017	1	1
2.192% due 09/01/2017	1	1
2.195% due 07/01/2019	21	21
2.200% due 08/01/2017	4	4
2.222% due 04/01/2033	5	5
2.250% due 07/01/2032	85	86
2.275% due 02/01/2032 - 11/01/2033	28	29
2.295% due 01/01/2019 - 10/01/2025	19	20
2.333% due 01/25/2022 (a)	48,507	4,632
2.347% due 09/01/2033	9	9
2.375% due 07/01/2025	38	39
2.385% due 09/01/2035	12	13
2.395% due 06/01/2032	90	93
2.406% due 12/01/2035	6	6
2.423% due 07/01/2032	10	10
2.425% due 01/01/2035	130	131
2.440% due 05/01/2024	31	32
2.449% due 07/01/2025	1	1
2.450% due 08/01/2017 - 05/01/2024	74	75
2.458% due 10/01/2032	18	19
2.471% due 03/01/2033	223	232
2.473% due 04/01/2024	6	6
2.480% due 04/01/2032 - 08/01/2032	58	61
2.486% due 10/01/2034	176	180
2.495% due 10/01/2035	250	252
2.497% due 12/01/2033	30	32
2.500% due 07/01/2017 - 08/25/2042	71,754	71,818
2.538% due 01/01/2028	1	1
2.540% due 06/01/2019	3	3
2.542% due 12/01/2027	2	2
2.544% due 04/01/2028	13	13
2.545% due 03/01/2034	18	19
2.589% due 10/01/2033	1	1
2.590% due 12/01/2032	12	12
2.635% due 03/01/2036	51	53
2.645% due 11/01/2029 - 09/01/2031	105	108
2.673% due 10/01/2036	8	9
2.679% due 09/01/2030	29	31
2.717% due 03/01/2036	14	14
2.749% due 05/01/2018	8	8
2.892% due 10/01/2025	2	2
2.942% due 01/01/2018	1	1
2.945% due 01/01/2029	35	37
2.950% due 09/01/2024	3	3
3.000% due 09/01/2016 - 01/01/2046	756,230	757,168
3.000% due 06/25/2042 (a)	11,804	1,477
3.075% due 07/01/2036	18	18
3.500% due 07/01/2026 - 01/01/2046	802,208	828,277
3.500% due 02/25/2043 (a)	22,647	4,702
3.532% due 08/01/2026	2	3
3.840% due 08/01/2021	18,767	20,105

3.875% due 01/01/2027	8	8
4.000% due 05/01/2030 - 12/01/2045	274,118	291,794
4.000% due 12/25/2042 (a)	4,413	603
4.073% due 12/01/2027	9	10
4.422% due 05/25/2025	6,400	6,086
4.500% due 11/01/2023 - 01/01/2042	88,966	96,570
4.500% due 12/25/2042 (a)	3,817	551
4.620% due 04/01/2027	73	74
4.975% due 09/01/2022	19	19
5.000% due 08/25/2033 - 06/25/2043	98,347	109,616
5.020% due 06/01/2033	9,475	10,472
5.428% due 03/25/2041 (a)	10,624	1,659
5.446% due 09/01/2018	3	3
5.500% due 08/01/2023 - 06/01/2048	30,447	33,831
5.608% due 06/25/2037 (a)	1,697	288
5.628% due 03/25/2037 (a)	3,119	536
5.648% due 12/25/2036 - 02/25/2037 (a)	5,067	754
5.678% due 04/25/2037 (a)	2,893	372
5.688% due 04/25/2037 (a)	5,099	838
5.728% due 08/25/2035 - 02/25/2043 (a)	19,059	3,275
5.878% due 01/25/2038 (a)	7,561	1,136
5.928% due 01/25/2040 (a)	8,750	1,723
5.958% due 03/25/2037 (a)	9,444	1,415
5.978% due 05/25/2037 (a)	2,798	422
5.988% due 06/25/2037 (a)	9,916	1,405
6.000% due 06/25/2029 - 09/01/2040	53,907	61,109
6.018% due 04/25/2037 (a)	58,200	8,614
6.028% due 12/25/2037 - 10/25/2039 (a)	15,783	2,131
6.078% due 02/25/2037 (a)	7,073	1,091
6.128% due 10/25/2036 - 06/25/2040 (a)	7,859	1,252
6.178% due 11/25/2035 (a)	1,893	295
6.228% due 11/25/2036 - 04/25/2037 (a)	14,129	1,596
6.278% due 03/25/2036 (a)	6,123	1,045
6.290% due 02/25/2029	521	555
6.368% due 04/25/2037 (a)	4,639	916
6.500% due 06/25/2028 - 02/01/2036	427	487
6.578% due 02/25/2038 (a)	19,095	3,063
6.772% due 06/25/2042	34	39
6.778% due 02/25/2037 (a)	1,867	329
6.850% due 12/18/2027	13	14
6.900% due 05/25/2023	40	44
7.000% due 07/25/2022 - 01/25/2048	648	724
7.500% due 07/25/2022 - 06/25/2042	105	117
7.583% due 01/17/2040	227	236
8.000% due 07/25/2022	10	11
8.500% due 06/25/2030	247	291
8.600% due 08/25/2019	46	49
9.157% due 08/25/2043	1,177	1,227
16.166% due 03/25/2038	1,792	2,479
17.563% due 04/25/2023 (a)	49	10
Fannie Mae, TBA
3.000% due 01/01/2031 - 01/01/2046	148,000	147,990
3.500% due 01/01/2031 - 01/01/2046	553,000	570,421
Freddie Mac
0.531% due 03/15/2031	71	71
0.645% due 01/25/2021 (a)	101,014	2,453
0.682% due 08/25/2031	22	22
0.739% due 03/25/2020 (a)	44,200	1,095
0.832% due 01/25/2023 (a)	189,388	8,684
1.342% due 06/25/2021 (a)	58,678	3,258
1.375% due 11/25/2019 (a)	126,701	5,370
1.418% due 12/25/2021 (a)	111,115	7,398
1.528% due 03/25/2019 (a)	51,444	2,159
1.568% due 10/25/2018 (a)	67,609	2,564
1.582% due 08/25/2016 (a)	61,801	308
1.643% due 07/25/2044	18	18
1.734% due 09/25/2018 (a)	30,649	1,242
1.817% due 02/01/2037	9	9
1.921% due 10/15/2023	329	342
2.000% due 04/01/2017 - 01/01/2020	41	43
2.017% due 05/01/2035	66	69
2.040% due 01/01/2037	287	298
2.100% due 02/01/2033	2	2
2.138% due 05/01/2019	1	1
2.175% due 06/01/2019	11	11
2.225% due 06/01/2033	21	21
2.245% due 08/01/2034	2	2
2.323% due 02/01/2018	7	7
2.370% due 01/01/2033	17	18
2.405% due 11/01/2017	3	3
2.427% due 04/01/2036	18	19
2.434% due 05/01/2029	52	54
2.436% due 08/01/2024	4	4
2.450% due 09/01/2036	1	1
2.459% due 06/01/2037	4	4
2.461% due 01/01/2035	97	102

2.464% due 09/01/2023	6	6
2.470% due 09/01/2037	12	13
2.473% due 05/01/2033	37	40
2.475% due 09/01/2033	147	155
2.479% due 07/01/2033	25	27
2.480% due 09/01/2031	167	171
2.481% due 04/01/2033	3	3
2.484% due 09/01/2037	12	13
2.488% due 09/01/2034	112	118
2.499% due 01/01/2035	133	141
2.500% due 07/01/2017 - 05/01/2037	26,499	26,946
2.503% due 09/01/2033	7	7
2.508% due 09/01/2037	5	5
2.510% due 07/01/2025	55	57
2.515% due 10/01/2032	46	47
2.516% due 03/01/2031	39	40
2.522% due 12/01/2034	22	24
2.550% due 02/01/2036	15	16
2.553% due 02/01/2026	42	42
2.562% due 07/01/2034	123	130
2.565% due 01/01/2033	11	12
2.615% due 11/01/2031	43	45
2.620% due 09/01/2037	5	5
2.625% due 10/01/2024	33	33
2.628% due 08/01/2037	4	5
2.645% due 04/01/2036 - 08/01/2036	19	20
2.651% due 11/01/2029	213	227
2.670% due 03/01/2032	307	318
2.713% due 11/01/2036	5	5
2.715% due 12/01/2037	5	6
2.718% due 09/01/2024	16	16
2.737% due 07/01/2033	52	55
2.782% due 12/01/2033	159	169
2.801% due 08/01/2035	13	13
2.838% due 05/01/2019	95	97
2.901% due 03/01/2025	27	27
2.920% due 03/01/2025	1	1
3.000% due 03/15/2027 - 12/15/2042 (a)	90,074	14,323
3.000% due 10/01/2042 - 12/01/2045	36,999	36,968
3.079% due 01/25/2019 (a)	25,190	1,767
3.117% due 09/01/2018 - 11/01/2035	146	156
3.500% due 08/15/2042	7,865	7,751
3.500% due 12/15/2042 (a)	19,586	4,096
3.615% due 06/25/2041 (a)	3,500	598
3.672% due 05/25/2025	7,050	6,526
3.722% due 10/25/2027	4,050	3,852
4.000% due 04/15/2019 - 01/15/2041	27,518	29,556
4.500% due 11/15/2040	25,234	27,957
4.890% due 03/15/2036 (a)	3,861	265
5.000% due 02/15/2024 - 05/15/2038	13,092	14,198
5.500% due 08/15/2036 - 06/15/2041	86,080	95,545
5.620% due 11/15/2037 (a)	16,680	2,106
5.625% due 07/01/2037 - 02/01/2038	826	918
5.720% due 08/15/2037 (a)	2,499	385
5.870% due 06/15/2038 - 01/15/2042 (a)	14,966	2,093
6.000% due 03/15/2017 - 02/15/2032	5,095	5,734
6.110% due 03/15/2037 (a)	11,928	1,709
6.120% due 03/15/2037 - 06/15/2039 (a)	5,411	980
6.220% due 09/15/2036 (a)	6,236	834
6.240% due 09/15/2036 (a)	3,212	477
6.319% due 05/15/2036 (a)	4,244	714
6.320% due 04/15/2036 (a)	16,279	3,073
6.370% due 04/15/2026 - 03/15/2036 (a)	5,538	821
6.420% due 01/15/2037 (a)	2,379	322
6.500% due 11/15/2021 - 04/15/2029	448	507
6.750% due 01/15/2024	11	12
6.770% due 06/15/2032 (a)	3,464	197
6.820% due 08/15/2036 (a)	5,868	981
6.870% due 07/15/2034 (a)	1,784	251
7.000% due 05/15/2021 - 09/01/2047	1,053	1,186
7.250% due 09/15/2030	41	47
7.297% due 12/15/2042	4,876	4,821
7.500% due 11/15/2021 - 09/15/2030	337	380
8.500% due 06/15/2031	150	175
8.615% due 05/15/2023	16	18
8.991% due 11/15/2043	50,376	61,082
9.000% due 09/15/2020 - 02/15/2021	35	36
9.151% due 08/15/2044	24,611	28,912
9.239% due 01/15/2041	1,852	2,092
10.199% due 02/15/2040	605	780
15.439% due 12/15/2031 - 02/15/2032	2,016	2,907
16.049% due 09/15/2034	2,540	2,997
18.255% due 02/15/2024	17	26
19.139% due 02/15/2024	44	64
19.551% due 11/15/2023	53	77
20.071% due 10/15/2031	54	78

Ginnie Mae
0.749% due 03/16/2051 (a)		3,145	107
0.902% due 08/16/2048 (a)		27,213	1,458
1.101% due 10/16/2053 (a)		8,622	429
1.144% due 11/16/2043 (a)		67,603	3,463
1.625% due 10/20/2025 - 12/20/2033		115	121
1.750% due 06/20/2022 - 01/20/2035		371	381
1.875% due 10/20/2029		51	52
2.000% due 08/20/2027		2	2
2.375% due 08/20/2033		11	11
3.500% due 01/20/2042 - 03/20/2043 (a)		10,707	916
4.000% due 03/20/2043 (a)		9,025	998
5.000% due 07/20/2033		540	594
5.500% due 04/20/2037		80	99
5.625% due 07/20/2037 - 01/20/2038		913	1,009
5.748% due 03/20/2043 (a)		69,423	7,585
6.100% due 06/15/2028 - 03/15/2029		831	935
6.490% due 01/15/2028 - 01/15/2029		881	1,009
26.768% due 03/20/2031		473	800
Small Business Administration
5.370% due 04/01/2028		718	797
7.100% due 02/01/2017		4	4
7.190% due 12/01/2019		99	104
7.590% due 01/01/2020		33	35
Vendee Mortgage Trust
6.500% due 09/15/2024		105	116

Total U.S. Government Agencies (Cost $3,538,298)			3,539,960

U.S. TREASURY OBLIGATIONS 11.9%
U.S. Treasury Bonds
2.125% due 05/15/2025 (l)(n)(p)		1,861,315	1,837,135
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2020 (n)(p)		33,409	32,984
0.250% due 01/15/2025 (n)(p)		3,424	3,265
0.625% due 07/15/2021 (n)(p)		434,990	437,799
0.625% due 02/15/2043 (p)		32,065	27,096
0.750% due 02/15/2042 (p)		87,561	76,821
1.375% due 02/15/2044 (p)		62,141	63,126
2.375% due 01/15/2025 (n)(p)		1,069,002	1,214,644
U.S. Treasury Notes
0.375% due 01/15/2016 (p)		1,966	1,966
1.375% due 10/31/2020 (l)		336,100	330,278
1.625% due 11/30/2020 (l)(n)(p)		124,200	123,508
2.250% due 11/15/2025 (l)		2,077,970	2,073,523

Total U.S. Treasury Obligations (Cost $6,323,790)			6,222,145

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.8%
Adjustable Rate Mortgage Trust
0.672% due 10/25/2035		355	331
0.672% due 03/25/2036		1,399	870
0.962% due 01/25/2036		1,552	1,320
2.428% due 08/25/2036		10,038	6,829
2.531% due 07/25/2035		5,526	5,014
2.666% due 02/25/2036		4,185	3,562
2.757% due 09/25/2035		3,532	2,953
2.773% due 01/25/2036 ^		18,394	16,617
2.797% due 11/25/2035 ^		1,420	1,215
2.799% due 11/25/2035 ^		4,085	3,705
2.805% due 01/25/2036		3,157	2,756
2.819% due 01/25/2036 ^		628	555
2.860% due 11/25/2035 ^		513	445
American General Mortgage Loan Trust
0.000% due 09/25/2048 (a)		497,925	467,565
1.000% due 09/25/2048		197,404	194,797
American Home Mortgage Assets Trust
0.612% due 05/25/2046 ^		19,605	14,453
0.612% due 12/25/2046 ^		55,848	36,063
0.612% due 06/25/2047 ^		261	180
1.177% due 11/25/2046		75,595	38,925
American Home Mortgage Investment Trust
0.497% due 05/25/2047		5,600	2,017
0.722% due 11/25/2045		597	472
1.980% due 10/25/2034		3,720	3,591
2.314% due 10/25/2034		415	415
2.404% due 12/25/2035		559	387
2.404% due 11/25/2045 ^		59,873	46,231
2.654% due 02/25/2045		26,336	26,330
2.654% due 06/25/2045		1,812	1,793
Angel Oak Mortgage Trust LLC
4.500% due 11/25/2045		17,300	17,313
Asti Finance SRL
0.569% due 05/27/2050	EUR	11,864	12,759

AyT Hipotecario Fondo de Titulacion Hipotecaria
0.137% due 03/18/2035	1,711	1,824
AyT Hipotecario Mixto Fondo de Titulizacion de Activos
0.112% due 09/15/2035	1,840	1,964
Banc of America Alternative Loan Trust
0.822% due 05/25/2035 ^	$1,610	1,238
0.822% due 06/25/2046 ^	117	81
4.750% due 02/25/2019	16	17
5.500% due 07/25/2020 ^	77	76
5.500% due 07/25/2033	11,063	11,273
5.500% due 10/25/2033	13,077	13,765
5.500% due 12/25/2035 ^	278	254
5.750% due 04/25/2034	1,058	1,090
6.000% due 03/25/2021 ^	50	50
6.000% due 11/25/2034	64	67
6.000% due 12/25/2034	62	64
6.000% due 07/25/2035 ^	14,441	13,916
6.000% due 08/25/2035 ^	2,254	1,864
6.000% due 01/25/2036 ^	36,857	35,502
6.000% due 03/25/2036 ^	7,229	7,154
6.000% due 06/25/2046 ^	498	427
6.000% due 07/25/2046 ^	1,655	1,286
6.037% due 11/25/2021 ^	474	438
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	33,332	34,211
5.592% due 04/10/2049	328	328
Banc of America Funding Ltd.
0.503% due 10/03/2039	39,148	38,528
Banc of America Funding Trust
0.562% due 02/20/2047	13,830	11,298
0.682% due 05/20/2036	97,554	43,035
0.712% due 09/20/2035 ^	8,030	5,701
0.922% due 07/25/2036 ^	97	69
0.922% due 07/26/2036	150	150
2.063% due 01/26/2037	22	22
2.081% due 06/20/2035 ^	1,457	929
2.707% due 04/20/2035	557	502
2.714% due 07/20/2036	15,063	14,801
2.754% due 05/25/2035	82	77
2.811% due 12/20/2034	699	637
2.828% due 03/20/2036	834	725
2.835% due 03/20/2035	780	778
2.903% due 09/20/2035	59	58
2.927% due 09/20/2035 ^	806	619
3.007% due 01/20/2047 ^	333	282
3.046% due 05/20/2034	942	951
3.062% due 11/20/2035	8,136	6,064
3.203% due 10/20/2046 ^	523	398
4.007% due 05/20/2036 ^	549	514
5.052% due 09/20/2046 ^	3,897	3,215
5.500% due 09/25/2034	143	145
5.500% due 03/25/2036 ^	268	254
5.660% due 03/20/2036	151	136
5.888% due 04/25/2037 ^	801	721
6.000% due 09/25/2036 ^	6,414	5,761
6.000% due 08/25/2037 ^	18,932	16,695
Banc of America Mortgage Trust
2.497% due 03/25/2034	11	11
2.497% due 04/25/2034	53	53
2.538% due 11/25/2034	155	148
2.623% due 08/25/2034	565	564
2.635% due 02/25/2036 ^	3,831	3,440
2.639% due 04/25/2035 ^	1,112	1,034
2.650% due 02/25/2035	720	713
2.658% due 03/25/2035	872	811
2.661% due 05/25/2033	31	31
2.677% due 07/25/2034	45	46
2.715% due 12/25/2034	417	410
2.721% due 05/25/2034	1,094	1,087
2.732% due 05/25/2035 ^	597	562
2.737% due 04/25/2033	163	160
2.746% due 06/25/2035	1,133	1,108
2.747% due 12/25/2033	203	200
2.766% due 01/25/2036 ^	494	426
2.791% due 05/25/2033	7	7
2.791% due 06/25/2035	325	313
2.792% due 11/25/2035 ^	1,483	1,327
2.799% due 09/25/2033	5,593	5,548
2.810% due 07/25/2035 ^	2,304	2,147
2.815% due 09/25/2034	4,453	4,379
2.848% due 09/25/2035 ^	1,887	1,743
2.861% due 01/25/2034	628	627
2.871% due 09/25/2035	284	279
2.900% due 10/25/2035 ^	65	58
2.947% due 11/25/2035 ^	661	616
2.962% due 12/25/2033	136	135

2.967% due 02/25/2035		720	709
2.978% due 08/25/2033		63	62
3.088% due 11/20/2046 ^		108	90
3.187% due 02/25/2033		98	97
3.276% due 03/25/2033		305	303
3.550% due 07/20/2032		118	120
5.000% due 08/25/2019		22	22
5.250% due 07/25/2035		350	335
5.500% due 09/25/2035 ^		513	493
5.500% due 10/25/2035 ^		1,244	1,220
5.500% due 11/25/2035 ^		4,453	4,217
6.000% due 09/25/2037 ^		611	556
6.500% due 10/25/2031		36	38
6.500% due 09/25/2033		36	37
Bankinter Fondo de Titulizacion de Activos
0.042% due 12/15/2040	EUR	4,649	4,824
Bayview Commercial Asset Trust
0.702% due 01/25/2037		$131	118
4.972% due 05/25/2038 (a)		185,912	3,544
BCAP LLC Trust
0.376% due 06/26/2036		19,912	17,862
0.407% due 07/26/2036		363	277
0.551% due 05/26/2037		20,308	15,459
0.642% due 05/25/2047 ^		12,765	9,797
2.218% due 05/26/2036		1,080	1,066
2.638% due 11/26/2035		2,103	1,833
2.691% due 11/27/2037		15,427	15,183
2.728% due 06/26/2035		135	120
2.736% due 10/26/2033		19	16
2.736% due 03/26/2035		68	58
2.741% due 10/26/2035		22,612	22,796
2.763% due 10/26/2035		10,397	7,143
2.801% due 02/26/2036		74	67
2.802% due 05/26/2047		21,319	17,438
2.830% due 09/26/2035		46	35
4.591% due 01/26/2036		3,908	2,456
5.250% due 02/26/2036		2,294	2,049
5.250% due 04/26/2037		4,403	4,061
5.274% due 05/26/2036		30,572	22,084
5.500% due 12/26/2035		546	549
5.750% due 04/25/2037		11,853	9,879
6.000% due 07/26/2036		18,714	14,339
6.795% due 08/26/2022		173	158
BCC Mortgages PLC
0.047% due 03/12/2038	EUR	7,371	7,886
Bear Stearns Adjustable Rate Mortgage Trust
2.262% due 02/25/2036 ^		$377	351
2.500% due 02/25/2036 ^		1,297	1,094
2.580% due 02/25/2036		366	363
2.622% due 08/25/2035		4,271	3,795
2.625% due 04/25/2034		782	774
2.644% due 07/25/2034		604	592
2.652% due 08/25/2035		1,676	1,445
2.686% due 03/25/2035		1,941	1,898
2.702% due 02/25/2036 ^		58	46
2.724% due 08/25/2035 ^		36,656	34,420
2.735% due 01/25/2035		718	697
2.750% due 08/25/2035		18,505	17,934
2.756% due 02/25/2035		4,437	4,445
2.774% due 03/25/2035		1,444	1,362
2.779% due 11/25/2034		1,487	1,473
2.802% due 05/25/2047 ^		1,379	1,244
2.825% due 10/25/2034		130	129
2.832% due 04/25/2034		2,274	2,217
2.858% due 04/25/2034		953	927
2.890% due 11/25/2034		63	60
2.894% due 01/25/2035		1,814	1,804
2.919% due 08/25/2035		61,890	61,232
2.971% due 07/25/2034		567	559
2.983% due 01/25/2035		126	124
3.140% due 07/25/2034		3	3
3.266% due 11/25/2034		28	27
3.555% due 02/25/2036 ^		237	223
4.717% due 08/25/2047 ^		7,991	7,386
4.718% due 06/25/2047 ^		11,975	10,736
4.749% due 07/25/2036 ^		8,405	7,351
5.389% due 05/25/2037		7,595	6,687
Bear Stearns ALT-A Trust
0.582% due 02/25/2034		113	103
0.742% due 08/25/2036		31,125	24,598
0.742% due 11/25/2036 ^		8,028	6,245
0.742% due 06/25/2046 ^		28,209	20,542
0.862% due 07/25/2035		460	451
0.862% due 04/25/2036		14,135	11,157
0.902% due 02/25/2036		6,769	5,602
1.062% due 04/25/2034		500	489

1.062% due 07/25/2034		68	65
1.162% due 11/25/2034		141	140
1.352% due 11/25/2034		17,392	12,066
2.455% due 04/25/2035		3,124	3,035
2.458% due 01/25/2036 ^		15,578	12,891
2.485% due 02/25/2036 ^		4,343	3,666
2.506% due 01/25/2035		249	231
2.514% due 05/25/2035		5,553	5,141
2.540% due 01/25/2034		206	190
2.577% due 02/25/2036 ^		1,114	816
2.582% due 04/25/2035		2,936	2,811
2.587% due 04/25/2035		1,244	1,041
2.592% due 02/25/2036 ^		20,780	16,557
2.601% due 05/25/2035		738	731
2.604% due 09/25/2034		112	110
2.608% due 01/25/2036		79,270	68,686
2.660% due 08/25/2036 ^		409	260
2.664% due 06/25/2034		1,989	1,976
2.694% due 02/25/2034		281	290
2.703% due 09/25/2047 ^		36,928	24,790
2.726% due 09/25/2035		14,445	12,285
2.741% due 11/25/2035 ^		29,585	22,245
2.743% due 03/25/2036 ^		20,240	15,534
2.747% due 04/25/2035		1,612	1,507
2.753% due 01/25/2047		6,003	4,326
2.758% due 05/25/2036 ^		21	16
2.760% due 11/25/2036		13,797	10,564
2.854% due 01/25/2035		574	449
2.911% due 09/25/2035 ^		22,771	18,709
2.941% due 05/25/2036		21,404	15,446
2.956% due 08/25/2036 ^		6,853	5,154
2.962% due 11/25/2035 ^		17,746	13,386
3.617% due 09/25/2034		318	316
4.687% due 05/25/2036 ^		17,059	12,000
4.864% due 07/25/2035 ^		23,050	19,031
Bear Stearns Commercial Mortgage Securities Trust
6.000% due 07/15/2031		120	120
7.000% due 05/20/2030		8,895	9,315
Bear Stearns Deutsche Bank Trust
0.859% due 09/15/2027 (a)		74,680	2,231
Bear Stearns Mortgage Funding Trust
0.592% due 03/25/2037		130,070	106,270
0.602% due 06/25/2037		18,195	15,617
0.622% due 11/25/2036 ^		52,540	40,781
0.622% due 09/25/2046		34,066	25,491
0.632% due 06/25/2037		143,862	115,238
0.642% due 08/25/2036		29,195	23,059
Bear Stearns Structured Products, Inc. Trust
2.566% due 12/26/2046		394	292
2.693% due 01/26/2036		18,323	15,145
7.000% due 07/25/2037		44,244	35,747
Bella Vista Mortgage Trust
0.663% due 05/20/2045		512	395
Berica ABS SRL
0.168% due 12/31/2055	EUR	99,252	106,872
0.191% due 11/30/2051		30,790	33,335
Berica Residential MBS SRL
0.229% due 03/31/2048		40,303	42,989
Bluestone Securities PLC
0.778% due 06/09/2044	GBP	2,010	2,801
Business Mortgage Finance PLC
0.299% due 08/15/2040	EUR	5,620	5,886
BXHTL Mortage Trust
3.560% due 05/15/2029		$20,693	20,387
4.019% due 05/15/2029		42,000	40,725
Celtic Residential Irish Mortgage Securitisation PLC
0.054% due 11/13/2047	EUR	116,425	119,987
0.067% due 03/18/2049		119,684	120,186
0.135% due 12/14/2048		66,117	67,784
0.192% due 04/10/2048		95,185	95,696
0.845% due 12/14/2048	GBP	51,081	68,934
CFCRE Commercial Mortgage Trust
1.389% due 04/15/2044 (a)		$40,315	1,154
Chase Mortgage Finance Trust
2.632% due 02/25/2037		262	253
2.687% due 07/25/2037		145	146
2.700% due 12/25/2035 ^		983	944
2.717% due 07/25/2037		14	14
3.650% due 01/25/2036 ^		1,509	1,389
4.749% due 12/25/2037 ^		1,465	1,403
4.840% due 03/25/2037 ^		10,948	10,247
5.413% due 09/25/2036 ^		45	40
5.500% due 11/25/2035		3,101	3,131
6.000% due 10/25/2036 ^		139	119
6.000% due 12/25/2036		199	179
6.000% due 02/25/2037 ^		3,302	2,788

6.000% due 03/25/2037 ^	1,593	1,389
6.000% due 05/25/2037 ^	20,874	17,253
6.000% due 05/25/2037	3,675	3,158
6.250% due 10/25/2036 ^	9,792	8,705
ChaseFlex Trust
0.702% due 05/25/2037	14,032	12,666
0.762% due 08/25/2037	15,994	11,917
4.507% due 08/25/2037 ^	1,670	1,410
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.602% due 05/25/2036	553	485
0.652% due 05/25/2036	580	512
0.702% due 01/25/2035	1,559	1,416
0.722% due 08/25/2035	172	156
Citicorp Mortgage Securities Trust
5.500% due 10/25/2021	148	150
5.500% due 12/25/2021	131	133
5.500% due 06/25/2037	608	610
5.500% due 07/25/2037	1,265	1,236
5.750% due 06/25/2036	408	424
5.750% due 01/25/2037	35	36
6.000% due 02/25/2036	103	103
6.000% due 08/25/2036	14,541	15,040
Citigroup Commercial Mortgage Trust
0.530% due 05/15/2043 (a)	8,039	0
5.485% due 03/17/2051	9,558	9,860
Citigroup Mortgage Loan Trust, Inc.
0.492% due 01/25/2037	600	429
1.372% due 09/25/2037	9,412	7,214
1.893% due 08/25/2035	2,406	2,297
2.231% due 06/25/2037	76	76
2.311% due 10/25/2046	7,130	5,878
2.383% due 09/25/2037	4,754	4,575
2.623% due 03/25/2034	1,187	1,185
2.643% due 07/25/2046 ^	615	540
2.660% due 05/25/2035	241	239
2.670% due 03/25/2036 ^	12,383	11,708
2.684% due 11/25/2036 ^	1,261	1,127
2.688% due 10/25/2035 ^	117	103
2.706% due 08/25/2035	2,464	2,448
2.723% due 09/25/2037 ^	2,778	2,372
2.730% due 03/25/2036 ^	1,611	1,545
2.738% due 07/25/2036	47	47
2.756% due 12/25/2035 ^	618	481
2.756% due 03/25/2037 ^	3,941	3,235
2.843% due 05/25/2035	838	826
2.898% due 02/25/2034	66	65
2.953% due 10/25/2035 ^	5,520	4,730
4.654% due 07/25/2036 ^	7,844	6,048
5.250% due 03/25/2037 ^	7,419	5,630
5.402% due 06/25/2036 ^	5,831	5,478
5.404% due 11/25/2036 ^	18,496	16,291
5.500% due 12/25/2035 ^	196	194
5.750% due 09/25/2021	14,643	14,358
5.750% due 04/25/2047 ^	8,244	6,705
6.362% due 11/25/2037	3,788	3,317
6.693% due 12/25/2036	50,618	46,218
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.838% due 09/25/2035 ^	1,384	1,204
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	71,401	73,190
CitiMortgage Alternative Loan Trust
5.028% due 02/25/2037 ^(a)	5,583	904
5.500% due 11/25/2021	285	285
5.500% due 04/25/2022 ^	5,449	5,573
5.750% due 12/25/2036 ^	1,011	893
5.750% due 03/25/2037 ^	1,621	1,422
6.000% due 07/25/2036 ^	897	812
6.000% due 06/25/2037 ^	2,819	2,477
6.000% due 10/25/2037 ^	7,108	6,524
CNL Commercial Mortgage Loan Trust
0.831% due 05/15/2031	1,349	1,253
COBALT Commercial Mortgage Trust
5.766% due 05/15/2046	47,769	49,969
Commercial Mortgage Trust
0.151% due 04/10/2047 (a)	58,814	774
0.292% due 05/25/2019 (a)	917,689	7,163
0.614% due 07/10/2046 (a)	49,980	2,327
2.021% due 07/10/2046 (a)	5,595	407
2.022% due 02/13/2032	4,000	3,973
6.702% due 07/16/2034	2,000	2,052
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034	3,875	4,090
6.000% due 05/25/2036 ^	150	131
6.000% due 08/25/2037 ^	3,904	3,148
Countrywide Alternative Loan Trust
0.431% due 04/25/2047	23,866	17,490

0.441% due 09/25/2047	43,834	37,629
0.542% due 06/25/2036	3,499	3,074
0.542% due 11/25/2036	22,529	22,116
0.582% due 06/25/2036	38,307	35,269
0.582% due 07/25/2046	24,864	22,404
0.582% due 12/25/2046 ^	11,778	12,492
0.582% due 02/20/2047 ^	31,787	23,990
0.592% due 11/25/2036	29,572	29,071
0.592% due 01/25/2037 ^	14,548	14,227
0.592% due 03/20/2047	58,269	45,547
0.602% due 11/25/2036	27,761	27,451
0.602% due 07/20/2046 ^	497	365
0.602% due 05/25/2047	12,394	10,246
0.612% due 05/20/2046 ^	47,672	36,471
0.612% due 09/20/2046	1,620	1,205
0.612% due 09/25/2046 ^	78,799	68,901
0.612% due 10/25/2046	7,277	6,430
0.622% due 02/25/2036	4,371	4,121
0.632% due 05/25/2035	1,941	1,618
0.632% due 07/25/2046	16,138	13,599
0.642% due 05/25/2035	7,554	6,479
0.682% due 07/25/2035	817	692
0.692% due 02/25/2036	3,131	2,587
0.702% due 12/25/2035	740	651
0.712% due 11/25/2035	7,387	6,084
0.732% due 08/25/2035 ^	2,679	2,162
0.732% due 10/25/2035	163	134
0.732% due 11/25/2035	8,918	7,520
0.733% due 11/20/2035	18,649	15,442
0.743% due 11/20/2035	50,233	40,856
0.752% due 10/25/2035	4,270	3,408
0.772% due 09/25/2034	658	587
0.772% due 09/25/2035	671	563
0.772% due 12/25/2035 ^	36,412	31,699
0.792% due 02/25/2037 ^	724	406
0.822% due 06/25/2036 ^	165	108
0.922% due 12/25/2035 ^	4,722	3,383
1.192% due 11/25/2035	9,859	8,529
1.222% due 01/25/2036 ^	5,392	4,522
1.257% due 12/25/2035	23,603	19,821
1.357% due 08/25/2035 ^	260	188
1.422% due 08/25/2035 ^	9,468	7,164
1.657% due 08/25/2035	569	516
1.817% due 08/25/2035	11,082	9,840
1.902% due 06/25/2035	788	730
2.072% due 10/25/2034	7,642	5,713
2.307% due 10/20/2035	48,471	43,371
2.453% due 03/25/2047 ^	14,787	13,231
2.648% due 08/25/2034 ^	16,869	16,066
2.670% due 12/25/2035 ^	1,433	1,219
2.673% due 02/25/2037 ^	3,050	2,750
2.678% due 12/25/2035	249	231
2.731% due 11/25/2035 ^	778	633
2.804% due 06/25/2037	408	341
3.007% due 12/25/2034	15	15
3.543% due 08/25/2036	1,774	1,708
4.381% due 06/25/2047	15,988	14,229
4.636% due 07/25/2021 ^	21	21
4.678% due 11/25/2035 ^(a)	9,578	1,194
4.828% due 06/25/2036 ^(a)	20,944	3,391
5.000% due 08/25/2035 ^	2,996	2,792
5.250% due 02/25/2021 ^	486	478
5.500% due 05/25/2035	1,000	958
5.500% due 06/25/2035 ^	494	463
5.500% due 07/25/2035 ^	190	181
5.500% due 11/25/2035 ^	18,174	17,111
5.500% due 12/25/2035 ^	11,498	10,414
5.500% due 02/25/2036 ^	1,517	1,385
5.500% due 02/25/2036	4,226	3,831
5.750% due 06/25/2036 ^	9,709	8,736
5.750% due 07/25/2037 ^	2,333	2,149
5.750% due 04/25/2047 ^	4,981	4,432
6.000% due 12/25/2033	13	13
6.000% due 02/25/2034	3	3
6.000% due 02/25/2036 ^	79	69
6.000% due 02/25/2036	48,350	41,856
6.000% due 03/25/2036	19,038	16,955
6.000% due 03/25/2036 ^	4,862	4,329
6.000% due 04/25/2036 ^	25,476	21,580
6.000% due 05/25/2036 ^	14,769	12,676
6.000% due 05/25/2036	7,601	6,581
6.000% due 08/25/2036 ^	8,812	8,263
6.000% due 02/25/2037 ^	6,558	5,149
6.000% due 03/25/2037 ^	6,441	5,461
6.000% due 04/25/2037 ^	13,969	10,651
6.000% due 04/25/2037	3,084	2,718

6.000% due 05/25/2037 ^	21,057	17,378
6.000% due 06/25/2037 ^	1,059	884
6.000% due 08/25/2037 ^	11,561	9,653
6.250% due 11/25/2036	8,091	6,819
6.250% due 12/25/2036 ^	5,837	4,579
6.250% due 08/25/2037 ^	1,057	905
6.250% due 11/25/2046 ^	4,372	3,555
6.500% due 05/25/2036 ^	5,801	5,032
6.500% due 06/25/2036 ^	666	545
6.500% due 08/25/2036 ^	824	627
6.500% due 09/25/2036 ^	8,977	7,875
6.500% due 09/25/2036	3,375	3,051
6.500% due 12/25/2036 ^	4,705	3,770
6.500% due 08/25/2037 ^	11,214	7,837
6.500% due 11/25/2037 ^	9,968	8,250
7.000% due 08/25/2034 ^	356	373
7.250% due 08/25/2032	310	325
7.500% due 12/25/2034 ^	153	97
Countrywide Asset-Backed Certificates
0.662% due 04/25/2036	22,758	20,211
Countrywide Home Loan Mortgage Pass-Through Trust
0.622% due 04/25/2046	817	725
0.652% due 05/25/2035	765	656
0.692% due 04/25/2035	831	672
0.712% due 04/25/2035	11,657	10,258
0.722% due 05/25/2035	19,144	16,645
0.742% due 03/25/2035	6,536	5,672
0.752% due 02/25/2035	1,800	1,594
0.762% due 03/25/2036	42	22
0.772% due 02/25/2036 ^	13	11
0.922% due 05/25/2036 ^	5,932	4,431
0.962% due 03/25/2035	1,273	1,195
1.002% due 02/25/2035	296	251
1.022% due 03/25/2035	2,119	1,922
1.102% due 02/25/2035	2,371	2,087
1.162% due 02/25/2035	17,756	14,988
1.182% due 09/25/2034	370	344
2.204% due 09/25/2034	803	744
2.293% due 07/25/2034	370	369
2.390% due 04/25/2035	1,428	1,194
2.392% due 03/25/2035 ^	664	556
2.509% due 08/20/2035 ^	103	97
2.545% due 07/19/2033	929	904
2.559% due 09/20/2036 ^	2,472	2,210
2.564% due 02/20/2036 ^	1,527	1,332
2.565% due 06/20/2036	16,887	14,387
2.566% due 03/25/2037 ^	629	514
2.570% due 05/20/2036 ^	8,343	7,474
2.581% due 09/20/2034	489	449
2.585% due 04/25/2035 ^	508	463
2.593% due 02/20/2036 ^	8,009	7,502
2.596% due 10/20/2035	10,696	9,729
2.596% due 10/20/2035 ^	2,552	2,321
2.602% due 02/20/2036 ^	1,970	1,733
2.604% due 09/25/2034 ^	91	70
2.606% due 05/20/2036 ^	8,727	7,880
2.612% due 05/25/2034	286	285
2.613% due 02/20/2036 ^	34,509	28,847
2.616% due 05/20/2034	195	187
2.616% due 06/20/2034	2,217	2,221
2.634% due 09/25/2037 ^	9,335	8,199
2.640% due 11/20/2034	630	607
2.646% due 12/19/2033	45	46
2.648% due 10/25/2033	277	277
2.651% due 03/25/2035	1,337	1,292
2.664% due 02/25/2034	48	47
2.666% due 05/20/2035	3,949	3,735
2.671% due 02/20/2035	4,540	4,529
2.690% due 09/25/2033	5,884	5,473
2.703% due 02/25/2047 ^	165	148
2.718% due 09/25/2047 ^	320	289
2.766% due 08/25/2034	119	109
2.766% due 08/25/2034 ^	32	28
2.790% due 06/25/2033	186	185
2.796% due 02/25/2034	356	349
2.814% due 12/25/2033	276	279
2.825% due 05/19/2033	225	223
2.970% due 11/20/2035	2,392	1,937
4.325% due 01/25/2036 ^	4,551	4,304
4.552% due 04/20/2036 ^	1,697	1,431
5.000% due 04/25/2035	452	456
5.055% due 06/25/2047 ^	25,403	23,797
5.250% due 12/25/2027 ^	1,981	1,910
5.250% due 07/25/2034	836	826
5.500% due 04/25/2035	79	78
5.500% due 08/25/2035 ^	7,006	6,379

5.500% due 09/25/2035 ^		5,621	5,515
5.500% due 10/25/2035		290	289
5.500% due 11/25/2035 ^		175	170
5.500% due 01/25/2036		116	112
5.750% due 08/25/2034		641	641
5.750% due 02/25/2036 ^		1,750	1,572
5.750% due 02/25/2037 ^		697	662
5.750% due 05/25/2037 ^		1,084	1,022
5.750% due 07/25/2037 ^		2,125	2,021
5.850% due 05/25/2036 ^		6,734	6,194
6.000% due 12/25/2035 ^		53	51
6.000% due 02/25/2037 ^		17,430	15,821
6.000% due 03/25/2037 ^		7,611	6,938
6.000% due 04/25/2037 ^		885	826
6.000% due 05/25/2037 ^		8,084	7,308
6.000% due 07/25/2037 ^		5,970	5,452
6.000% due 07/25/2037		8,267	7,416
6.000% due 08/25/2037 ^		2,651	2,521
6.000% due 10/25/2037 ^		355	344
6.000% due 01/25/2038 ^		18,007	16,201
6.250% due 09/25/2036 ^		2,340	2,136
6.250% due 10/25/2036 ^		244	218
6.500% due 11/25/2036 ^		24,565	22,203
6.500% due 05/25/2037 ^		556	519
6.500% due 10/25/2037 ^		43,965	40,119
6.500% due 11/25/2037 ^		8,433	7,098
Credico Finance SRL
0.095% due 04/04/2033	EUR	7,912	8,512
Credit Suisse Commercial Mortgage Trust
5.949% due 09/15/2039		$89	90
Credit Suisse First Boston Mortgage Securities Corp.
0.265% due 05/15/2023 (a)		58,600	614
1.072% due 11/25/2031		839	711
1.072% due 09/25/2035 ^		8,925	6,713
1.572% due 11/25/2034		18,457	15,888
2.350% due 07/25/2033		149	147
2.562% due 04/25/2034		53	53
3.568% due 10/25/2033		206	201
5.250% due 08/25/2035		45	46
5.250% due 09/25/2035 ^		1,933	1,764
5.500% due 10/25/2035		13,433	12,818
5.500% due 10/25/2035 ^		538	475
5.750% due 04/22/2033		64	65
6.000% due 11/25/2035 ^		345	230
6.000% due 01/25/2036		6,264	4,893
6.000% due 05/17/2040		2,365	2,448
6.500% due 01/25/2036		729	511
7.000% due 01/25/2036 ^		6,033	2,712
Credit Suisse Mortgage Capital Certificates
0.428% due 02/27/2036		585	560
0.692% due 04/27/2037		26,139	15,809
1.192% due 05/27/2036		3,429	3,399
1.693% due 09/27/2037		21,874	21,600
2.370% due 04/26/2038		19,318	18,984
2.618% due 08/27/2037		133	133
2.752% due 08/27/2037		26,219	19,064
4.000% due 08/27/2037		59,487	56,935
4.792% due 05/27/2053		97,568	103,388
5.424% due 05/26/2037		73	74
5.509% due 04/15/2047		3,000	3,015
5.695% due 04/16/2049		47,820	49,818
6.049% due 02/27/2047		199,164	139,611
6.193% due 04/26/2037		34,787	31,939
6.512% due 04/26/2047		14,290	7,529
7.000% due 08/26/2036		12,794	12,267
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 04/25/2037		1,846	1,702
5.500% due 03/25/2037 ^		1,274	1,188
6.000% due 08/25/2036 ^		8,753	6,473
6.000% due 02/25/2037 ^		4,585	4,037
6.000% due 06/25/2037		4,107	3,208
6.250% due 08/25/2036 ^		2,967	2,595
DBUBS Mortgage Trust
1.127% due 11/10/2046 (a)		94,499	2,110
1.368% due 07/10/2044 (a)		149,820	5,293
3.642% due 08/10/2044		6,941	6,970
Deco UK PLC
0.849% due 01/27/2020	GBP	1,998	2,754
Deutsche ALT-A Securities, Inc.
0.552% due 08/25/2047		$108,366	86,825
0.572% due 02/25/2047		3,326	2,377
0.582% due 01/25/2047		8,947	7,257
0.592% due 02/25/2037		21,021	18,019
0.612% due 08/25/2047		23,912	19,255
0.722% due 04/25/2037		41,473	21,786
0.772% due 06/25/2037 ^		37,120	22,251

1.027% due 04/25/2047		32,299	27,785
1.172% due 10/25/2047		71,414	54,528
2.860% due 10/25/2035		1,054	960
5.000% due 10/25/2018		100	103
5.500% due 11/25/2035 ^		237	229
5.500% due 12/25/2035 ^		5,111	4,329
6.420% due 07/25/2036 ^		12,702	9,974
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
2.500% due 06/25/2034		24	22
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035		390	389
Downey Savings & Loan Association Mortgage Loan Trust
0.582% due 04/19/2047 ^		185	61
0.612% due 03/19/2045		2,082	1,878
0.652% due 03/19/2045		8,293	7,424
0.732% due 09/19/2045		3,299	2,432
1.182% due 11/19/2044		5,859	5,385
1.202% due 11/19/2044		203	178
2.547% due 07/19/2044		842	840
2.611% due 07/19/2044		42	41
E-MAC NL BV
2.207% due 07/25/2036	EUR	770	792
Emerald Mortgages PLC
0.051% due 07/15/2048		148,701	152,082
Eurosail PLC
0.035% due 03/13/2045		1,888	1,944
0.743% due 12/10/2044	GBP	6,493	9,199
0.743% due 12/15/2044		1,273	1,795
0.745% due 03/13/2045		5,551	7,820
1.355% due 09/13/2045		36,043	46,991
Extended Stay America Trust
2.958% due 12/05/2031		$52,410	52,580
First Horizon Alternative Mortgage Securities Trust
0.792% due 02/25/2037		404	216
1.172% due 04/25/2036 ^		3,748	2,346
2.207% due 08/25/2035 ^		3,627	3,135
2.215% due 08/25/2034		1,005	995
2.254% due 09/25/2035 ^		5,260	4,725
2.299% due 04/25/2036 ^		4,948	4,190
2.308% due 02/25/2035		3,293	3,229
2.318% due 03/25/2035		1,486	1,327
2.369% due 01/25/2036 ^		13,324	10,745
2.376% due 04/25/2035		6,677	6,586
2.407% due 02/25/2036		539	436
5.128% due 04/25/2037 ^(a)		6,353	1,406
5.250% due 02/25/2021 ^		925	886
5.750% due 02/25/2036 ^		7,787	6,306
6.000% due 07/25/2036 ^		98	80
6.000% due 08/25/2036 ^		4,935	4,051
6.250% due 08/25/2037 ^		222	176
First Horizon Asset Securities, Inc.
6.250% due 11/25/2037 ^		302	256
First Horizon Mortgage Pass-Through Trust
2.497% due 11/25/2037 ^		232	201
2.533% due 10/25/2034		10	10
2.609% due 02/25/2035		788	782
2.656% due 10/25/2034		407	398
2.665% due 10/25/2035 ^		3,804	3,338
2.675% due 06/25/2034		227	219
2.704% due 05/25/2036		3,877	3,560
2.708% due 06/25/2035		2,258	2,159
2.723% due 08/25/2035		255	228
2.731% due 01/25/2037 ^		2,679	2,387
2.732% due 05/25/2037 ^		7,281	5,838
2.747% due 05/25/2034		73	73
2.750% due 10/25/2035		466	391
2.949% due 05/25/2035		1,413	1,285
5.250% due 05/25/2021 ^		247	169
5.500% due 04/25/2022		174	176
5.750% due 05/25/2037 ^		527	444
First Republic Mortgage Loan Trust
0.831% due 11/15/2030		393	355
1.131% due 11/15/2032		72	68
Fondo de Titulizacion de Activos
1.067% due 06/19/2035	EUR	285	253
Fondo de Titulizacion Hipotecaria UCI
0.029% due 06/22/2036		1,863	1,864
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)		$385,319	1,232
GE Business Loan Trust
0.511% due 11/15/2034		9,532	9,045
GMAC Commercial Mortgage Securities, Inc.
5.336% due 04/10/2040		2,570	2,709
GMAC Mortgage Corp. Loan Trust
2.862% due 11/19/2035		1,037	933
3.020% due 03/18/2035		4,866	4,780

3.036% due 11/19/2035		672	630
3.114% due 03/18/2035		2,437	2,439
3.162% due 11/19/2035 ^		3,937	3,581
3.187% due 05/25/2035		253	240
3.274% due 03/18/2035		40	39
3.318% due 10/19/2033		13	13
Great Hall Mortgages PLC
0.017% due 06/18/2038	EUR	540	557
0.093% due 03/18/2039		7,454	7,698
0.663% due 06/18/2039		$6,333	5,973
Grecale RMBS SRL
0.447% due 01/27/2061	EUR	40,275	43,169
GreenPoint Mortgage Funding Trust
0.582% due 02/25/2037 ^		$55,946	46,668
0.602% due 01/25/2037		16,977	13,787
0.622% due 03/25/2047		220	175
0.632% due 04/25/2036		184	139
0.662% due 08/25/2045		555	441
0.682% due 10/25/2045		988	861
0.692% due 11/25/2045		106	93
0.732% due 10/25/2045		6,746	5,524
0.742% due 09/25/2046 ^		4,101	2,227
Grifonas Finance PLC
0.319% due 08/28/2039	EUR	45,055	35,849
GS Mortgage Securities Trust
0.199% due 12/10/2043 (a)		$91,976	679
0.210% due 12/10/2043 (a)		35,931	342
0.861% due 08/10/2046 (a)		124,302	5,074
0.875% due 03/10/2044 (a)		21,303	507
1.469% due 08/10/2043 (a)		139,551	7,537
1.641% due 08/10/2044 (a)		20,382	881
2.060% due 01/10/2045 (a)		6,961	612
2.519% due 05/10/2045 (a)		83,335	7,472
4.548% due 12/10/2043		7,000	6,486
GSMPS Mortgage Loan Trust
0.822% due 06/25/2034		199	169
GSMSC Pass-Through Trust
7.500% due 09/25/2036 ^		1,223	954
7.500% due 10/25/2036		337	267
GSR Mortgage Loan Trust
0.872% due 07/25/2037 ^		331	231
2.010% due 04/25/2032		31	28
2.577% due 04/25/2035		396	391
2.589% due 07/25/2035		1,825	1,738
2.659% due 12/25/2034		774	469
2.678% due 05/25/2035		2,991	2,793
2.692% due 04/25/2036		2,595	2,346
2.704% due 05/25/2035		17,369	16,785
2.717% due 08/25/2034		1,006	995
2.729% due 07/25/2035		6,132	6,028
2.731% due 05/25/2035		2,503	2,362
2.759% due 03/25/2037 ^		5,168	4,846
2.764% due 08/25/2034		87	82
2.771% due 04/25/2035		154	154
2.795% due 10/25/2035 ^		6,010	5,278
2.807% due 09/25/2035		3,327	3,358
2.842% due 08/25/2034		2,532	2,476
2.848% due 09/25/2034		55	54
2.869% due 01/25/2036 ^		11,764	11,007
2.941% due 07/25/2035		3,132	2,917
2.970% due 01/25/2035		2,293	2,207
2.973% due 11/25/2035		437	396
3.044% due 01/25/2036 ^		271	246
5.000% due 07/25/2036		647	577
5.500% due 03/25/2036		1,692	1,554
5.500% due 03/25/2036 ^		3,592	3,211
5.500% due 06/25/2036 ^		429	404
5.500% due 01/25/2037 ^		7,462	7,142
5.750% due 02/25/2036 ^		1,308	1,224
5.750% due 02/25/2037 ^		172	164
6.000% due 02/25/2021 ^		1,943	1,706
6.000% due 06/25/2036 ^		3,756	3,622
6.000% due 09/25/2036 ^		2,898	2,395
6.000% due 01/25/2037 ^		192	185
6.000% due 07/25/2037 ^		444	406
6.250% due 10/25/2036 ^		58,100	54,048
6.500% due 09/25/2036 ^		2,708	2,327
6.500% due 10/25/2036 ^		1,699	1,475
HarborView Mortgage Loan Trust
0.383% due 11/19/2036		313	254
0.443% due 01/19/2036 ^		1,822	1,240
0.453% due 01/19/2036		998	680
0.572% due 12/19/2036 ^		262	196
0.582% due 07/19/2046 ^		306	183
0.592% due 09/19/2037		25,945	20,884
0.612% due 11/19/2036		13,208	9,948

0.622% due 07/19/2047		9,648	7,934
0.642% due 12/19/2036 ^		7,363	5,160
0.682% due 02/19/2036		2,928	2,182
0.692% due 07/19/2045		104	71
0.712% due 11/19/2035		2,826	2,371
0.712% due 08/19/2045		1,160	1,083
0.732% due 09/19/2035		993	789
1.102% due 01/19/2035		4,197	2,986
1.107% due 12/19/2036 ^		17,913	15,001
1.162% due 01/19/2035 ^		831	554
1.182% due 12/19/2034 ^		11,767	9,342
1.202% due 11/19/2034		418	357
1.202% due 12/19/2034 ^		117	93
1.222% due 12/19/2034 ^		40,724	32,850
1.262% due 11/19/2034		42,761	35,153
1.369% due 06/19/2034		58	56
2.406% due 11/19/2034		129	120
2.501% due 06/19/2045 ^		6,718	4,240
2.664% due 08/19/2036 ^		1,828	1,362
2.685% due 07/19/2035		3,868	3,435
2.758% due 08/19/2034		2,559	2,617
2.762% due 12/19/2035 ^		5,361	4,092
2.791% due 12/19/2035		172	160
2.803% due 12/19/2035 ^		41	37
3.108% due 06/19/2036		245	166
3.304% due 06/19/2036 ^		730	457
Hercules Eclipse PLC
0.819% due 10/25/2018	GBP	9,471	13,759
Hipocat FTA
0.121% due 07/15/2036	EUR	221	230
HomeBanc Mortgage Trust
0.722% due 05/25/2037 ^		$453	405
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		25,643	23,480
HSI Asset Loan Obligation Trust
2.696% due 01/25/2037 ^		1,098	892
2.903% due 09/25/2037 ^		16,836	13,788
4.858% due 01/25/2037		12,307	9,488
IM Pastor Fondo de Titulizacion de Activos
0.009% due 03/22/2044	EUR	43,035	37,658
Impac CMB Trust
0.702% due 10/25/2035		$17,516	14,383
0.942% due 04/25/2035		6,662	6,172
1.062% due 09/25/2034		489	470
Impac Secured Assets Trust
0.622% due 05/25/2036		157	135
0.772% due 05/25/2036		3,798	3,492
IndyMac Adjustable Rate Mortgage Trust
1.864% due 01/25/2032		26	25
IndyMac INDX Mortgage Loan Trust
4.468% due 05/25/2036		37,272	29,712
IndyMac Mortgage Loan Trust
0.542% due 07/25/2036		21,475	17,145
0.552% due 10/25/2036		220	177
0.612% due 09/25/2046		1,472	1,208
0.622% due 10/25/2036		3,764	3,056
0.622% due 06/25/2046		44,040	33,699
0.632% due 05/25/2046		55,073	45,530
0.652% due 04/25/2035		2,015	1,767
0.652% due 07/25/2046		22,208	18,945
0.662% due 04/25/2035		13,373	12,014
0.702% due 03/25/2035		3,973	3,517
0.702% due 07/25/2035		687	421
0.722% due 06/25/2037 ^		886	478
0.742% due 02/25/2035		513	478
0.762% due 02/25/2035		3,513	2,870
1.022% due 04/25/2034		556	529
1.042% due 06/25/2034		21	20
1.062% due 07/25/2045		441	385
1.202% due 10/25/2036		79	62
1.222% due 08/25/2034		128	110
1.302% due 09/25/2034		181	158
2.302% due 06/25/2037 ^		31,694	24,198
2.389% due 06/25/2037		3,879	2,194
2.483% due 06/25/2035 ^		236	198
2.502% due 03/25/2035		2,728	2,723
2.511% due 03/25/2035		14	14
2.544% due 08/25/2035		714	629
2.560% due 03/25/2035		89	90
2.578% due 07/25/2037		27,439	18,782
2.582% due 09/25/2035 ^		774	664
2.629% due 09/25/2036		10,899	9,154
2.651% due 11/25/2035 ^		19,388	14,973
2.652% due 08/25/2035		341	281
2.670% due 07/25/2035		11,452	8,749
2.674% due 11/25/2035 ^		6,951	5,894

2.695% due 01/25/2036	452	424
2.712% due 04/25/2035	66	59
2.713% due 01/25/2035	1,745	1,647
2.721% due 11/25/2035 ^	1,393	1,299
2.757% due 01/25/2036 ^	394	331
2.770% due 10/25/2034	91	89
2.795% due 12/25/2035 ^	58	45
2.843% due 10/25/2035	276	231
2.845% due 01/25/2036	4,025	3,746
2.865% due 05/25/2037	40,982	27,119
2.881% due 03/25/2037 ^	4,605	4,288
2.923% due 09/25/2036	135	101
2.944% due 06/25/2036	439	310
3.005% due 01/25/2037 ^	4,123	3,999
3.103% due 09/25/2037	25,866	20,521
4.169% due 08/25/2037	151	117
4.182% due 06/25/2036	1,733	1,603
4.184% due 05/25/2036 ^	42,804	36,822
4.441% due 07/25/2036	3,598	3,083
4.662% due 01/25/2037	23,137	21,508
6.250% due 11/25/2037 ^	2,905	2,441
6.500% due 09/25/2037	168	150
JPMBB Commercial Mortgage Securities Trust
0.969% due 08/15/2046 (a)	105,890	3,801
JPMorgan Alternative Loan Trust
0.692% due 03/25/2036 ^	1,812	1,736
2.692% due 05/25/2036 ^	2,379	1,952
5.500% due 02/25/2021 ^	163	160
6.310% due 08/25/2036 ^	53,327	43,741
JPMorgan Chase Commercial Mortgage Securities Trust
0.377% due 09/12/2037 (a)	31,292	123
1.550% due 04/15/2046 (a)	183,076	13,399
1.720% due 11/15/2043 (a)	156,466	8,197
1.845% due 05/15/2045 (a)	201,154	15,073
5.257% due 05/15/2047	19,008	19,303
5.498% due 08/12/2037	13,512	14,559
JPMorgan Commercial Mortgage-Backed Securities Trust
5.637% due 03/18/2051	2,000	2,094
JPMorgan Mortgage Trust
2.101% due 02/25/2034	12	12
2.162% due 10/25/2033	168	162
2.327% due 06/25/2035	1,003	1,003
2.555% due 11/25/2035	684	643
2.566% due 04/25/2036	1,925	1,879
2.566% due 04/25/2036 ^	27,013	24,892
2.577% due 06/25/2037 ^	683	606
2.593% due 08/25/2036 ^	12,056	10,512
2.651% due 06/25/2035	204	200
2.655% due 11/25/2035	69	60
2.664% due 05/25/2036 ^	39	32
2.666% due 08/25/2036 ^	1,642	1,442
2.670% due 04/25/2037 ^	2,406	2,128
2.683% due 07/25/2035	789	781
2.684% due 07/25/2035	79	79
2.685% due 07/25/2035	3,797	3,752
2.685% due 10/25/2035	25	23
2.693% due 04/25/2035	1,293	1,304
2.696% due 06/25/2036 ^	4,733	4,126
2.697% due 10/25/2035	556	554
2.726% due 07/25/2035	2,508	2,451
2.737% due 09/25/2035	2,043	1,843
2.746% due 02/25/2036 ^	614	546
2.749% due 08/25/2035 ^	5,267	5,020
2.773% due 08/25/2035	4,925	4,954
2.782% due 10/25/2036 ^	895	848
2.867% due 05/25/2036 ^	1,660	1,488
2.867% due 05/25/2036	1,169	1,069
2.871% due 08/25/2035	64	63
2.919% due 01/25/2037 ^	1,710	1,514
3.096% due 04/25/2035	256	257
4.388% due 04/25/2036 ^	3,975	3,661
4.504% due 06/25/2037 ^	14,273	12,907
4.563% due 04/25/2037 ^	1,876	1,682
4.813% due 04/25/2037 ^	13,013	11,730
4.828% due 06/25/2036 ^	689	601
5.000% due 06/25/2021 ^	547	515
5.000% due 03/25/2022 ^	135	135
5.500% due 01/25/2021 ^	149	144
5.500% due 03/25/2022 ^	85	85
5.500% due 09/25/2035	8,912	9,197
5.500% due 01/25/2036 ^	2,250	2,123
5.500% due 08/25/2037 ^	7,222	6,538
5.750% due 03/25/2037 ^	860	713
5.803% due 10/25/2036	1,523	1,339
6.000% due 07/25/2036 ^	8,256	7,486
6.000% due 06/25/2037 ^	27,554	23,837

6.000% due 08/25/2037 ^		2,231	1,979
6.500% due 09/25/2035		560	574
7.000% due 08/25/2037 ^		1,569	1,444
JPMorgan Resecuritization Trust
2.567% due 11/26/2034		36	36
Kildare Securities Ltd.
0.084% due 12/10/2043	EUR	21,898	22,316
Lavender Trust
6.250% due 10/26/2036		$2,725	2,848
LB Commercial Mortgage Trust
5.517% due 07/15/2044		53,611	55,672
5.853% due 07/15/2044		46,206	47,909
LB-UBS Commercial Mortgage Trust
0.539% due 02/15/2040 (a)		31,300	193
5.858% due 07/15/2040		19,249	19,825
Lehman Mortgage Trust
1.322% due 12/25/2035 ^		2,784	2,280
5.359% due 01/25/2036 ^		6,099	5,707
5.500% due 11/25/2035 ^		365	344
5.500% due 12/25/2035 ^		92	82
5.617% due 12/25/2035		7,229	5,675
5.945% due 04/25/2036		8,068	7,267
6.278% due 03/25/2037 ^(a)		24,869	5,818
6.500% due 09/25/2037 ^		10,384	8,026
Lehman XS Trust
0.381% due 03/25/2047 ^		4,313	3,508
0.522% due 05/25/2046 ^		2,049	1,781
0.612% due 11/25/2046		428	338
0.622% due 08/25/2046 ^		18,451	14,168
0.622% due 11/25/2046 ^		36,382	27,588
0.622% due 07/25/2047 ^		24,803	18,872
0.632% due 09/25/2046		248	207
0.692% due 02/25/2036		455	366
0.722% due 12/25/2035 ^		30	18
5.110% due 07/25/2035 ^		2,024	1,910
Luminent Mortgage Trust
0.622% due 02/25/2046		209	144
Mach One Commercial Mortgage-Backed Trust
6.067% due 05/28/2040		737	739
Mansard Mortgages PLC
1.233% due 12/15/2049	GBP	17,774	25,258
Marche Mutui SRL
2.189% due 01/27/2064	EUR	75,937	83,730
MASTR Adjustable Rate Mortgages Trust
0.561% due 05/25/2047 ^		$4,588	2,145
0.662% due 05/25/2037		1,151	748
1.718% due 09/25/2034		220	204
2.244% due 09/25/2033		1,303	1,257
2.324% due 05/25/2034		436	435
2.382% due 07/25/2035 ^		4,247	3,639
2.500% due 01/25/2034		173	143
2.534% due 06/25/2035		299	277
2.611% due 07/25/2035 ^		952	830
2.625% due 10/25/2032		324	324
2.679% due 12/25/2033		601	582
2.690% due 01/25/2036		29,513	29,379
2.712% due 07/25/2034		1,479	1,485
2.744% due 12/25/2033		332	330
2.761% due 02/25/2036		95	93
2.772% due 11/21/2034		1,309	1,346
2.775% due 04/21/2034		115	116
2.779% due 12/21/2034		343	323
3.012% due 11/25/2036		200	182
3.087% due 10/25/2034		828	732
4.026% due 09/25/2035 ^		1,512	1,138
4.685% due 10/25/2032		653	606
MASTR Alternative Loan Trust
5.500% due 07/25/2034		5,513	5,727
7.000% due 06/25/2034		45	49
MASTR Asset Securitization Trust
5.500% due 07/25/2033		34	36
5.500% due 06/26/2034		200	198
5.750% due 02/25/2021		717	722
6.000% due 10/25/2022		58	57
6.000% due 06/25/2036 ^		6,497	6,290
MASTR Reperforming Loan Trust
0.772% due 05/25/2035		820	668
4.644% due 05/25/2036		311	293
MASTR Seasoned Securitization Trust
2.194% due 05/25/2032		728	724
2.555% due 10/25/2032		258	260
2.659% due 10/25/2032		40	40
3.450% due 10/25/2032		602	592
6.500% due 08/25/2032		113	123
MBS Bancaja Fondo de Titulizacion de Activos
0.051% due 02/25/2038	EUR	3,403	3,584

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.031% due 11/15/2031	$569	537
1.071% due 09/15/2030	962	951
Merrill Lynch Alternative Note Asset Trust
0.592% due 02/25/2037	10,858	9,929
0.722% due 03/25/2037	350	166
2.873% due 06/25/2037 ^	63,842	43,791
Merrill Lynch Mortgage Investors Trust
0.672% due 11/25/2035	1,329	1,253
0.672% due 08/25/2036	11	11
0.882% due 03/25/2030	289	282
1.027% due 03/25/2030	602	582
1.082% due 06/25/2028	24	23
1.082% due 11/25/2029	2,906	2,815
1.093% due 07/25/2030	5,309	5,149
1.102% due 04/25/2028	37	36
1.207% due 10/25/2028	190	189
1.227% due 11/25/2029	195	189
1.244% due 10/25/2035	10	10
1.428% due 01/25/2030	147	143
1.508% due 01/25/2029	980	943
1.976% due 01/25/2029	68	68
2.034% due 01/25/2029	4,842	4,626
2.110% due 09/25/2029	915	915
2.113% due 05/25/2029	199	200
2.186% due 04/25/2035	254	247
2.218% due 05/25/2036	1,868	1,855
2.250% due 12/25/2034	1,622	1,606
2.289% due 02/25/2033	72	69
2.463% due 05/25/2036	322	320
2.483% due 02/25/2034	214	216
2.496% due 02/25/2035	5,011	5,028
2.573% due 06/25/2035	4,256	4,120
2.581% due 07/25/2035 ^	2,597	2,315
2.655% due 06/25/2037	728	702
2.658% due 03/25/2036 ^	4,790	3,237
2.678% due 05/25/2034	284	281
2.680% due 09/25/2033	25	25
2.690% due 05/25/2036 ^	730	696
2.702% due 07/25/2035 ^	1,246	1,000
2.723% due 12/25/2034	70	69
2.736% due 12/25/2035 ^	171	160
2.790% due 09/25/2035 ^	175	159
Merrill Lynch Mortgage Trust
0.371% due 02/12/2051 (a)	119,181	729
0.468% due 08/12/2039 (a)	1,531	2
Merrill Lynch Mortgage-Backed Securities Trust
2.900% due 08/25/2036 ^	25,626	23,803
2.954% due 06/25/2037 ^	39	33
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.877% due 08/12/2049	8,000	8,345
Morgan Stanley Bank of America Merrill Lynch Trust
1.282% due 02/15/2047 (a)	98,892	5,780
2.080% due 11/15/2045 (a)	127,796	9,710
Morgan Stanley Capital Trust
0.216% due 11/12/2049 (a)	33,033	95
Morgan Stanley Dean Witter Capital, Inc. Trust
5.980% due 09/15/2037	763	771
6.531% due 09/15/2037	6,733	7,032
Morgan Stanley Mortgage Loan Trust
0.597% due 10/25/2034	142	136
2.193% due 07/25/2034	489	490
2.217% due 06/25/2036	2,282	2,231
2.282% due 07/25/2035 ^	566	534
2.583% due 07/25/2035	871	800
2.608% due 07/25/2034	605	599
2.620% due 10/25/2034	199	197
2.621% due 08/25/2034	100	100
2.777% due 09/25/2035 ^	181	137
2.803% due 11/25/2035	162	121
3.273% due 12/25/2035	1,203	1,094
4.074% due 10/25/2037 ^	9,644	8,123
4.287% due 05/25/2036 ^	21,187	16,560
4.467% due 11/25/2037 ^	7,554	5,560
5.500% due 11/25/2035 ^	167	160
5.750% due 09/25/2022 ^	13	13
6.000% due 08/25/2037 ^	775	718
6.513% due 08/25/2036 ^	9,092	4,776
Morgan Stanley Re-REMIC Trust
2.746% due 02/26/2036	13,517	13,398
5.250% due 05/26/2037	26,982	24,515
Mortgage Equity Conversion Asset Trust
1.150% due 05/25/2042	146,052	127,255
MortgageIT Trust
0.672% due 11/25/2035	13,097	11,008

Mortgages PLC
1.040% due 10/31/2038	GBP	1,593	2,232
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034 ^		$1,093	1,036
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^		2,140	2,184
Newgate Funding PLC
0.472% due 12/15/2050	EUR	846	853
0.749% due 12/01/2050	GBP	3,344	4,521
1.122% due 12/15/2050	EUR	4,597	4,410
1.372% due 12/15/2050		7,692	7,197
1.583% due 12/15/2050	GBP	24,401	32,809
1.833% due 12/15/2050		6,896	8,810
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.702% due 04/25/2037		$270	209
2.674% due 02/25/2036		3,689	3,206
2.716% due 10/25/2035		1,227	1,155
3.177% due 02/25/2036 ^		1,203	971
5.159% due 03/25/2035		44	45
5.500% due 05/25/2033		13	13
6.000% due 05/25/2033		8	8
6.215% due 08/25/2036 ^		8,322	4,177
6.431% due 08/25/2036 ^		3,550	1,781
7.000% due 04/25/2033		8	8
Nomura Resecuritization Trust
0.724% due 08/27/2047		240,030	151,121
NovaStar Mortgage Funding Trust
0.411% due 09/25/2046		20,695	16,870
Paragon Mortgages PLC
0.819% due 01/15/2039	GBP	70,429	93,262
Preferred Residential Securities PLC
1.683% due 12/15/2041		753	1,017
Prime Mortgage Trust
7.000% due 07/25/2034		$531	510
Provident Funding Mortgage Loan Trust
0.712% due 05/25/2035		3,991	3,871
2.505% due 05/25/2035		1,125	1,129
2.547% due 10/25/2035		303	297
2.577% due 04/25/2034		127	127
RAAC Trust
5.832% due 01/25/2017		2	2
RBSSP Resecuritization Trust
0.471% due 03/26/2037		27,305	26,725
0.492% due 08/26/2045		114	81
0.689% due 05/28/2047		51,470	35,875
2.300% due 12/26/2036		40,517	31,596
2.431% due 10/26/2036		20,522	13,515
2.740% due 10/26/2035		11,849	11,942
3.070% due 08/28/2047		336,072	253,475
3.819% due 12/26/2036 ^		9,527	6,607
4.938% due 03/26/2036		18,842	12,552
Regal Trust
2.151% due 09/29/2031		605	578
Residential Accredit Loans, Inc. Trust
0.572% due 02/25/2047		23,433	12,823
0.602% due 05/25/2036		21,942	17,187
0.602% due 11/25/2036		5,752	4,221
0.602% due 06/25/2046		42,040	17,970
0.622% due 05/25/2047		7,632	6,002
0.627% due 09/25/2046		11,344	7,650
0.672% due 02/25/2036 ^		1,371	971
0.692% due 05/25/2046 ^		3,412	2,110
0.702% due 12/25/2045		881	628
0.722% due 08/25/2035		8,807	6,868
0.752% due 03/25/2037		284	80
0.782% due 01/25/2037 ^		2,033	1,226
0.822% due 06/25/2036		581	372
1.257% due 01/25/2046 ^		34,683	24,104
1.617% due 09/25/2045		1,180	973
3.165% due 07/25/2035		17,382	14,530
3.174% due 08/25/2035 ^		791	417
3.327% due 07/25/2035		10,483	8,642
3.652% due 12/25/2035		17,218	14,952
3.702% due 07/25/2035		146	116
3.855% due 12/26/2034 ^		268	181
5.000% due 09/25/2019		102	103
5.500% due 01/25/2035		2,995	3,037
5.500% due 08/25/2035 ^		75	68
5.750% due 12/25/2021 ^		400	382
6.000% due 10/25/2034		18,706	19,709
6.000% due 08/25/2035 ^		1,192	1,103
6.000% due 10/25/2035 ^		19,398	15,074
6.000% due 12/25/2035 ^		6,589	5,793
6.000% due 08/25/2036 ^		1,054	870
6.000% due 09/25/2036		8,228	6,642
6.000% due 01/25/2037		290	246

6.000% due 02/25/2037 ^		28,198	21,948
6.000% due 03/25/2037 ^		23,294	20,139
6.000% due 05/25/2037 ^		3,336	2,823
6.000% due 06/25/2037 ^		19,245	16,245
6.500% due 08/25/2036		12,728	10,641
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		174	185
7.500% due 12/25/2031		73	76
7.500% due 05/25/2032		105	106
7.500% due 07/25/2032		794	758
Residential Asset Securitization Trust
0.772% due 06/25/2036		9,625	4,321
4.750% due 02/25/2019		28	29
5.500% due 07/25/2035		2,144	1,941
5.500% due 09/25/2035 ^		40,780	35,712
6.000% due 11/25/2036 ^		8,616	5,926
6.000% due 01/25/2037 ^		5,463	3,738
6.250% due 11/25/2036		2,482	1,758
6.500% due 09/25/2036		5,110	3,717
6.500% due 04/25/2037 ^		24,294	15,266
Residential Funding Mortgage Securities, Inc. Trust
2.832% due 09/25/2035		2,171	1,821
2.872% due 08/25/2035 ^		5,266	4,019
3.750% due 04/25/2037		4,152	3,597
3.838% due 09/25/2036 ^		310	273
3.839% due 10/25/2037 ^		18,852	15,514
4.077% due 07/27/2037 ^		443	386
5.250% due 01/25/2036 ^		212	197
5.500% due 03/25/2037 ^		8,432	7,490
5.892% due 10/25/2037 ^		19,109	15,422
6.000% due 04/25/2037 ^		8,599	7,808
6.000% due 10/25/2037 ^		1,323	1,120
6.500% due 03/25/2032		84	87
RMAC PLC
0.825% due 06/12/2036	GBP	28,438	37,617
RMAC Securities PLC
0.652% due 06/12/2044		$4,045	3,664
0.735% due 06/12/2044	GBP	13,976	18,599
0.755% due 06/12/2044		2,391	3,220
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$2,008	2,043
5.336% due 05/16/2047		12,986	13,201
Sandwell Commercial Finance PLC
2.015% due 05/11/2039	GBP	4,000	5,145
Sequoia Mortgage Trust
0.752% due 07/20/2033		$137	130
0.967% due 10/20/2027		8	8
1.007% due 10/20/2027		104	102
1.022% due 08/20/2034		1,396	1,325
1.062% due 06/20/2033		967	928
1.162% due 04/20/2033		188	182
1.178% due 11/20/2034		512	492
1.329% due 04/20/2033		1,031	1,028
2.543% due 02/20/2047		497	433
2.691% due 07/20/2037		2,487	2,116
2.697% due 09/20/2046 ^		9,326	7,496
2.704% due 08/20/2047		15,594	13,208
2.822% due 09/20/2046 ^		1,081	873
4.837% due 07/20/2037 ^		15,667	14,091
Silver Oak Ltd.
2.020% due 06/21/2018		9,000	9,034
Southern Pacific Financing PLC
1.183% due 12/10/2042	GBP	480	617
Structured Adjustable Rate Mortgage Loan Trust
0.652% due 05/25/2035		$4	4
0.902% due 06/25/2035		23	23
1.572% due 12/25/2037 ^		15,503	10,216
2.154% due 10/25/2037 ^		8,474	5,705
2.506% due 09/25/2034		203	176
2.516% due 12/25/2034		3,160	3,116
2.542% due 06/25/2034		324	325
2.551% due 05/25/2034		607	607
2.557% due 05/25/2035		14,132	13,331
2.561% due 08/25/2034		41	40
2.564% due 10/25/2035 ^		6,998	6,278
2.568% due 05/25/2035		58	50
2.574% due 04/25/2034		25	25
2.579% due 03/25/2035		16,450	14,648
2.579% due 09/25/2035		10,028	8,985
2.586% due 08/25/2035		2,721	2,551
2.597% due 12/25/2035		493	395
2.597% due 12/25/2035 ^		2,305	2,261
2.598% due 03/25/2035		2,427	2,388
2.602% due 10/25/2034		269	267
2.605% due 04/25/2035		158	150
2.609% due 11/25/2034		575	578

2.649% due 12/25/2034		86	82
2.654% due 11/25/2035		758	608
2.692% due 11/25/2034		2,679	2,656
2.718% due 11/25/2035 ^		315	252
2.719% due 07/25/2035 ^		7,978	6,883
2.789% due 09/25/2036 ^		24,253	15,788
2.795% due 11/25/2035 ^		2,331	1,984
3.052% due 05/25/2036 ^		541	499
4.035% due 01/25/2036 ^		7,783	5,987
4.135% due 09/25/2036 ^		21,668	17,313
4.175% due 07/25/2037 ^		79	66
4.203% due 02/25/2037 ^		1,907	1,848
4.275% due 05/25/2036 ^		13,685	11,103
4.434% due 01/25/2037 ^		11,541	9,103
4.565% due 02/25/2036 ^		9,635	7,889
4.621% due 09/25/2036 ^		5,734	4,645
4.626% due 02/25/2037 ^		3,052	2,965
4.652% due 03/25/2036 ^		2,463	2,052
4.725% due 05/25/2036 ^		9,292	7,207
4.920% due 02/25/2036 ^		13,902	10,498
Structured Asset Mortgage Investments Trust
0.542% due 08/25/2036		12,834	9,764
0.602% due 07/25/2046		22,297	17,817
0.612% due 06/25/2036		12,523	10,476
0.612% due 07/25/2046 ^		17,007	12,233
0.622% due 05/25/2036		20,901	15,713
0.632% due 04/25/2036		40,294	28,892
0.632% due 08/25/2036 ^		21,766	16,726
0.632% due 05/25/2046		717	543
0.632% due 09/25/2047 ^		41,903	29,082
0.652% due 07/19/2035		4,589	4,002
0.652% due 02/25/2036 ^		83,510	65,866
0.652% due 05/25/2045		2,265	1,999
0.652% due 07/25/2046 ^		45	18
0.702% due 02/25/2036 ^		29,604	23,097
0.722% due 08/25/2036 ^		7,058	3,122
1.082% due 05/19/2035		2,711	2,645
2.609% due 05/25/2047		63,084	44,561
2.663% due 02/19/2035		10	10
3.485% due 05/25/2045 ^		203	170
Structured Asset Securities Corp.
0.772% due 04/25/2035		559	468
2.586% due 12/25/2033		224	220
Structured Asset Securities Corp. Mortgage Loan Trust
1.022% due 10/25/2027		674	661
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.384% due 03/25/2033		258	258
2.401% due 07/25/2033		751	752
2.428% due 08/25/2032		110	109
2.439% due 09/25/2033		658	638
2.502% due 01/25/2034		336	327
2.613% due 11/25/2033		211	209
2.762% due 09/25/2032		37	37
2.785% due 11/25/2033		535	528
5.480% due 07/25/2034		15,975	16,825
5.750% due 09/25/2034		736	730
Structured Asset Securities Corp. Trust
5.750% due 02/25/2035		7,833	8,137
Suntrust Adjustable Rate Mortgage Loan Trust
2.771% due 04/25/2037 ^		4,949	4,129
6.005% due 02/25/2037 ^		980	963
TDA CAM Fondo de Titulizacion de Activos
0.119% due 09/22/2032	EUR	1,051	1,123
TDA Mixto Fondo de Titulizacion de Activos
0.119% due 06/22/2045		773	812
0.129% due 03/22/2035		1,093	1,157
0.149% due 03/22/2035		823	876
0.217% due 12/27/2030		562	602
0.217% due 09/30/2032		72	79
3.369% due 03/22/2036		1,200	1,201
Theatre Hospitals PLC
3.579% due 10/15/2031	GBP	70,344	97,644
Thornburg Mortgage Securities Trust
0.962% due 03/25/2044		$283	255
2.171% due 10/25/2043		617	604
2.260% due 12/25/2044		93	91
5.750% due 06/25/2047		27,455	27,113
Tibet CMBS SRL
4.150% due 12/09/2026	EUR	23,756	25,771
Trinity Square PLC
1.786% due 07/15/2051	GBP	31,800	46,493
UBS Commercial Mortgage Trust
2.181% due 05/10/2045 (a)		$168,459	16,974
UBS-Barclays Commercial Mortgage Trust
1.305% due 04/10/2046 (a)		84,420	5,604

Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047	3,525	3,626
5.713% due 06/15/2049	19,296	19,993
5.952% due 02/15/2051	18,135	18,940
Wachovia Mortgage Loan Trust LLC
2.719% due 10/20/2035	2,552	2,482
2.762% due 10/20/2035 ^	701	615
2.775% due 08/20/2035 ^	646	565
2.795% due 10/20/2035	540	552
2.805% due 05/20/2036	511	490
6.084% due 03/20/2037 ^	159	144
WaMu Mortgage Pass-Through Certificates Trust
0.652% due 04/25/2045	14,565	13,667
0.682% due 11/25/2045	1,189	1,121
0.692% due 12/25/2045	5,166	4,850
0.712% due 07/25/2045	4,335	4,106
0.712% due 12/25/2045	9,647	8,803
0.752% due 01/25/2045	13,084	12,206
0.772% due 01/25/2045	222	207
0.812% due 10/25/2044	3,224	3,138
0.822% due 10/25/2044	4,181	3,776
0.862% due 07/25/2044	15,868	14,876
0.946% due 12/19/2039	179	175
0.957% due 02/25/2047 ^	46,534	36,262
0.987% due 01/25/2047	2,930	2,668
0.997% due 01/25/2047 ^	3,336	2,716
1.007% due 06/25/2047	9,960	7,991
1.017% due 04/25/2047	151	78
1.102% due 01/25/2045	8,416	7,977
1.137% due 10/25/2046 ^	13,129	10,448
1.162% due 11/25/2034	4,617	4,409
1.183% due 05/25/2046	16,107	15,095
1.202% due 10/25/2045	3,555	3,463
1.217% due 09/25/2046	15,557	13,056
1.237% due 06/25/2046	1,860	1,746
1.237% due 07/25/2046	27,978	23,107
1.247% due 06/25/2046	4,642	3,879
1.257% due 02/25/2046	1,416	1,307
1.302% due 11/25/2034	92	87
1.457% due 11/25/2042	368	347
1.643% due 08/25/2042	203	193
1.825% due 01/25/2037 ^	17,060	14,488
1.867% due 10/25/2036 ^	2,784	2,351
1.878% due 01/25/2037 ^	1,986	1,700
1.992% due 10/25/2036 ^	668	573
2.134% due 03/25/2037 ^	49,863	43,798
2.149% due 11/25/2036 ^	2,184	1,866
2.149% due 07/25/2046	11,369	10,264
2.155% due 05/25/2037 ^	21,340	17,607
2.165% due 09/25/2036	20,552	18,416
2.176% due 11/25/2036 ^	9,023	7,885
2.185% due 12/25/2036 ^	409	366
2.194% due 06/25/2037 ^	4,570	3,984
2.258% due 12/25/2036 ^	145	125
2.292% due 02/25/2037 ^	44,280	39,780
2.300% due 12/25/2036 ^	9,589	8,377
2.337% due 03/25/2036	6,541	6,234
2.374% due 02/25/2037 ^	50,695	45,983
2.380% due 07/25/2037 ^	27,936	25,182
2.402% due 02/25/2037 ^	29,688	26,391
2.408% due 09/25/2036 ^	1,184	1,077
2.429% due 10/25/2035	9,134	8,805
2.435% due 01/25/2036	2,922	2,809
2.443% due 03/25/2035	3,782	3,764
2.453% due 02/25/2033	1,002	989
2.495% due 09/25/2035	1,134	1,102
2.515% due 08/25/2034	1,883	1,882
2.523% due 12/25/2035	4,908	4,752
2.565% due 01/25/2036	8,625	7,690
2.580% due 08/25/2035	79	75
3.593% due 01/25/2036 ^	811	738
3.680% due 01/25/2037 ^	11,694	10,472
4.007% due 03/25/2037 ^	27,411	24,010
4.276% due 08/25/2036 ^	36,899	33,085
4.276% due 04/25/2037 ^	39,643	36,497
4.294% due 02/25/2037 ^	6,647	6,166
4.408% due 07/25/2037 ^	5,946	5,511
4.432% due 05/25/2037 ^	3,205	2,842
Washington Mutual Mortgage Pass-Through Certificates Trust
0.612% due 07/25/2046	580	429
0.652% due 12/25/2036	11,591	9,090
0.682% due 12/25/2035	725	593
0.822% due 07/25/2035	2,656	2,134
0.957% due 01/25/2047	35,591	25,855
0.957% due 04/25/2047	10,184	7,563
0.977% due 12/25/2046	12,750	8,685

1.022% due 03/25/2036 ^		3,330	2,467
1.027% due 04/25/2047		14,344	10,490
1.107% due 10/25/2046 ^		28,981	20,276
1.177% due 09/25/2046		36,892	24,896
1.197% due 04/25/2046		63,048	49,339
1.600% due 06/25/2033		134	132
1.872% due 09/25/2035 ^		3,085	2,474
5.000% due 03/25/2018		1	1
5.500% due 06/25/2035		5,011	4,770
5.500% due 11/25/2035 ^		1,118	984
5.750% due 11/25/2035 ^		1,541	1,395
6.000% due 04/25/2036 ^		6,397	5,527
6.221% due 07/25/2036 ^		17,012	8,518
6.449% due 07/25/2036 ^		2,928	1,466
6.500% due 03/25/2036		24,484	19,458
6.500% due 05/25/2036 ^		10,022	7,676
6.500% due 08/25/2036 ^		51,475	38,251
7.500% due 04/25/2033		36	39
Wells Fargo Commercial Mortgage Trust
1.348% due 11/15/2043 (a)		90,216	4,679
Wells Fargo Mortgage Loan Trust
0.427% due 09/27/2047		44,897	33,907
2.844% due 12/27/2046		28,264	14,528
Wells Fargo Mortgage-Backed Securities Trust
0.722% due 04/25/2037 ^		948	807
2.658% due 03/25/2035		38,625	38,859
2.662% due 02/25/2035		782	785
2.668% due 03/25/2036 ^		4,402	4,334
2.683% due 04/25/2035		1,216	1,223
2.699% due 03/25/2035		92	91
2.708% due 03/25/2035		198	199
2.710% due 07/25/2036 ^		59,969	58,671
2.723% due 05/25/2035		654	655
2.724% due 06/25/2035		397	406
2.728% due 06/25/2035		278	279
2.733% due 10/25/2036 ^		3,381	3,228
2.735% due 10/25/2035		857	862
2.736% due 08/25/2033		131	133
2.738% due 12/25/2034		104	106
2.738% due 05/25/2036 ^		8,111	7,744
2.738% due 07/25/2036 ^		2,017	1,964
2.739% due 06/25/2034		519	522
2.739% due 10/25/2034		17	18
2.740% due 09/25/2034		184	185
2.740% due 06/26/2035		2,525	2,506
2.742% due 10/25/2034		152	152
2.744% due 04/25/2036 ^		445	436
2.752% due 03/25/2036		214	214
2.752% due 08/25/2036 ^		2,801	2,658
2.754% due 07/25/2034		409	422
2.762% due 09/25/2034		122	123
2.780% due 07/25/2034		164	167
2.801% due 11/25/2034		588	587
2.801% due 03/25/2036 ^		1,592	1,552
5.500% due 08/25/2035		50	51
5.500% due 03/25/2036		1,008	1,032
5.500% due 04/25/2036		283	273
5.500% due 09/25/2037		720	737
5.750% due 03/25/2037 ^		2,965	2,903
5.788% due 04/25/2036		1,550	1,505
5.809% due 04/25/2037 ^		781	761
6.000% due 06/25/2036 ^		1,894	1,850
6.000% due 07/25/2036 ^		264	267
6.000% due 08/25/2036 ^		2,137	2,108
6.000% due 09/25/2036 ^		174	167
6.000% due 11/25/2036 ^		620	601
6.000% due 06/25/2037 ^		4,520	4,541
6.000% due 07/25/2037 ^		1,420	1,409
6.000% due 08/25/2037 ^		416	413
6.000% due 11/25/2037 ^		279	277
18.228% due 03/25/2036		270	371
Wells Fargo Re-REMIC Trust
5.713% due 05/16/2017		8,501	8,840
Wells Fargo-RBS Commercial Mortgage Trust
0.431% due 03/15/2047 (a)		83,202	2,884
2.368% due 04/15/2045 (a)		95,088	8,285
Windermere CMBS Ltd.
0.397% due 04/22/2018	EUR	11,103	11,493

Total Non-Agency Mortgage-Backed Securities (Cost $10,839,757)			11,394,727

ASSET-BACKED SECURITIES 18.7%
Aames Mortgage Investment Trust
1.622% due 06/25/2035		$10,800	9,307
2.147% due 01/25/2035 ^		680	673

ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030		22,178	22,305
Accredited Mortgage Loan Trust
0.602% due 04/25/2036		419	418
0.700% due 09/25/2035		7,220	6,080
1.022% due 04/25/2034		1,228	1,118
1.022% due 07/25/2034		10,978	9,956
1.127% due 04/25/2035		2,495	2,304
5.210% due 01/25/2034		3,514	3,431
ACE Securities Corp. Home Equity Loan Trust
0.482% due 10/25/2036		374	202
0.512% due 07/25/2036 ^		1,944	720
0.542% due 12/25/2036		13,862	7,198
0.562% due 07/25/2036		758	530
0.572% due 04/25/2036		30,758	27,662
0.572% due 07/25/2036		36,420	16,155
0.577% due 08/25/2036		4,491	3,768
0.662% due 07/25/2036		13,382	6,069
0.722% due 12/25/2045		684	679
1.082% due 11/25/2035		2,846	2,813
1.122% due 08/25/2045		7,260	7,066
1.222% due 02/25/2034		442	426
1.277% due 07/25/2035		5,000	4,823
1.322% due 09/25/2033		274	259
1.397% due 06/25/2034		15,555	15,029
1.397% due 07/25/2035		18,000	15,247
1.427% due 07/25/2035		17,500	13,628
1.472% due 12/25/2033		2,410	2,297
1.502% due 02/25/2035		1,143	1,123
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
1.022% due 06/25/2034		26	26
1.472% due 01/25/2034		588	561
AFC Home Equity Loan Trust
1.022% due 09/27/2027		179	166
1.072% due 09/22/2028		498	455
1.302% due 02/25/2029		525	458
Alba SPV SRL
1.449% due 04/20/2040	EUR	6,199	6,747
ALESCO Preferred Funding Ltd.
0.010% due 12/23/2034		$5,139	3,048
0.641% due 07/15/2037		28,780	20,002
0.721% due 07/15/2037		27,000	14,985
0.873% due 12/23/2037		15,476	11,839
0.913% due 09/23/2037		20,806	14,877
0.993% due 07/23/2035		3,793	3,091
0.993% due 09/23/2037		2,255	1,252
1.022% due 07/30/2034		7,000	4,305
1.043% due 06/23/2036		27,500	18,013
1.043% due 12/23/2036		7,500	4,313
1.063% due 12/23/2035		20,821	11,347
1.071% due 05/01/2034		7,000	4,585
1.093% due 09/23/2036		12,000	6,900
1.113% due 07/23/2035		15,152	9,015
1.193% due 03/23/2035		5,000	2,675
1.243% due 12/23/2034		4,750	2,874
1.422% due 01/30/2034		7,500	5,438
1.543% due 09/23/2038		10,000	5,950
AMAC CDO Funding
0.720% due 11/23/2050		18,635	17,890
Ameriquest Mortgage Securities Trust
0.662% due 10/25/2036		14,994	6,103
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.852% due 01/25/2036		15,183	13,253
0.872% due 01/25/2036		6,211	5,835
1.002% due 01/25/2036		9,093	6,505
1.022% due 08/25/2035		8,949	8,877
1.072% due 08/25/2035		12,300	10,890
1.122% due 11/25/2033		214	192
1.142% due 03/25/2035		4,000	3,917
1.217% due 03/25/2035		9,000	7,956
1.337% due 01/25/2035		1,189	979
1.412% due 11/25/2034		24,699	23,217
1.442% due 08/25/2034		16,732	14,334
1.442% due 10/25/2034		3,800	3,415
1.457% due 12/25/2033		603	570
2.147% due 05/25/2034		11,176	8,381
3.797% due 11/25/2032		3,651	3,513
3.947% due 11/25/2032 ^		28	1
4.365% due 07/25/2033		3,298	2,956
5.140% due 10/25/2033		65	65
Amortizing Residential Collateral Trust
1.002% due 07/25/2032		1,027	961
Aquilae CLO PLC
0.289% due 01/17/2023	EUR	866	939
Ares CLO Ltd.
1.023% due 11/25/2020		$4,441	4,381

Argent Securities Trust
0.512% due 07/25/2036		6,767	2,749
0.522% due 10/25/2036		10,901	4,341
0.532% due 09/25/2036		9,364	3,665
0.572% due 07/25/2036		53,155	21,945
0.597% due 04/25/2036		33,040	18,937
0.602% due 04/25/2036		8,960	3,522
0.662% due 06/25/2036		7,273	2,682
0.692% due 05/25/2036		16,388	6,085
0.702% due 04/25/2036		8,909	3,576
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.652% due 01/25/2036		2,267	1,738
0.912% due 10/25/2035		8,000	6,596
1.457% due 01/25/2034		3,742	3,507
Asset-Backed Funding Certificates Trust
0.532% due 01/25/2037		12,109	7,466
0.552% due 01/25/2037		71,891	49,032
0.582% due 11/25/2036		23,405	11,944
0.582% due 01/25/2037		107,207	66,594
0.642% due 01/25/2037		53,311	33,425
0.672% due 11/25/2036		4,724	2,451
1.097% due 06/25/2035		18,205	17,519
1.397% due 06/25/2035		9,578	5,388
1.422% due 06/25/2037		5,299	3,924
1.547% due 12/25/2032		2,044	1,933
Asset-Backed Securities Corp. Home Equity Loan Trust
0.562% due 07/25/2036		3,658	3,223
1.306% due 12/15/2033		7,338	7,079
1.322% due 06/25/2035		14,798	12,768
1.367% due 04/25/2035		2,000	1,891
1.367% due 05/25/2035		14,813	14,387
1.622% due 06/25/2034		3,430	2,912
1.981% due 03/15/2032		483	470
Associates Manufactured Housing Pass-Through Certificates
7.025% due 03/15/2028		1,177	1,186
7.150% due 03/15/2028		5,478	6,420
Atlante Finance SRL
1.536% due 07/28/2047	EUR	3,500	3,608
Babson CLO Ltd.
1.602% due 05/15/2023		$60,000	59,886
2.326% due 09/28/2021		2,500	2,502
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025		5,000	5,102
Bayview Financial Acquisition Trust
0.582% due 05/28/2037		10,191	7,678
5.660% due 12/28/2036		144	144
Bayview Financial Asset Trust
0.872% due 03/25/2037		11,169	9,945
1.222% due 03/25/2037		5,804	4,913
1.222% due 12/25/2039		746	725
1.322% due 03/25/2037		6,072	5,019
1.572% due 03/25/2037		3,299	2,628
1.922% due 03/25/2037		3,055	2,281
Bayview Financial Mortgage Pass-Through Trust
0.464% due 04/28/2036		91	90
Bayview Financial Revolving Asset Trust
1.163% due 12/28/2040		6,825	5,116
Bayview Opportunity Master Fund Trust
2.981% due 07/28/2034		24,231	24,068
Bear Stearns Asset-Backed Securities Trust
0.532% due 04/25/2031		10,035	10,107
0.562% due 10/25/2036		7,868	7,375
0.572% due 06/25/2036		25,132	23,235
0.592% due 05/25/2036 ^		6,659	6,257
0.592% due 10/25/2036		8,393	7,462
0.592% due 12/25/2036 ^		13,590	10,482
0.602% due 06/25/2047		17,418	16,941
0.612% due 05/25/2037		7,416	7,043
0.652% due 09/25/2034		211	194
0.652% due 04/25/2036		28,123	25,996
0.662% due 06/25/2047		7,000	6,021
0.702% due 04/25/2036		13,230	12,519
0.722% due 02/25/2037		33,137	22,362
0.742% due 08/25/2036		4,900	4,881
0.772% due 05/25/2037 ^		14,286	8,746
0.802% due 01/25/2037		1,942	1,504
0.822% due 08/25/2036		6,607	6,435
0.822% due 09/25/2046		8,482	7,306
0.842% due 12/25/2035		7,324	6,303
0.852% due 12/25/2035		6,836	6,103
0.862% due 12/25/2035 ^		900	685
0.872% due 11/25/2035 ^		8,469	7,513
0.872% due 08/25/2036		7,908	6,823
0.912% due 07/25/2035		120	118
0.912% due 06/25/2036		2,186	2,150
1.072% due 08/25/2035		8,505	8,090

1.082% due 10/25/2032		34	32
1.092% due 06/25/2035		11,236	9,995
1.102% due 10/25/2035		19,801	16,448
1.142% due 07/25/2035		12,937	12,664
1.222% due 10/27/2032		90	87
1.222% due 12/25/2042		340	340
1.307% due 07/25/2036		1,399	1,206
1.322% due 01/25/2036		4,485	3,763
1.397% due 02/25/2034		1,013	934
1.422% due 10/25/2037		37,713	32,910
1.422% due 11/25/2042		1,656	1,543
1.427% due 06/25/2035		6,770	6,267
1.522% due 10/25/2033		237	222
1.922% due 04/25/2036		8,942	7,044
2.172% due 09/25/2035		14,750	13,405
2.297% due 08/25/2034		1,495	1,422
3.024% due 10/25/2036		189	152
5.500% due 08/25/2035		9,687	9,136
5.500% due 08/25/2036		3,794	3,801
5.750% due 10/25/2033		533	558
6.000% due 06/25/2034		695	710
6.000% due 10/25/2035		13,462	13,559
6.000% due 08/25/2036		7,524	5,936
6.500% due 08/25/2036 ^		4,550	2,997
BlackRock Senior Income
0.557% due 04/20/2019		1,260	1,257
BNC Mortgage Loan Trust
0.522% due 03/25/2037		4,182	4,019
0.522% due 05/25/2037		2,587	2,524
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029		2,045	2,242
6.530% due 10/15/2028		2,396	2,502
6.805% due 12/15/2030		2,045	2,161
6.975% due 12/15/2029		9,146	5,022
7.180% due 12/15/2029		20,125	11,345
7.575% due 06/15/2030		16,314	8,558
Buckingham CDO Ltd.
0.680% due 04/05/2041		738,742	147,748
0.680% due 09/05/2051		1,041,416	134,983
Cadogan Square CLO BV
0.368% due 08/12/2022	EUR	3,160	3,429
Carrington Mortgage Loan Trust
0.572% due 07/25/2036 ^		$104,158	81,858
0.642% due 01/25/2037		17,797	10,753
0.672% due 10/25/2036		11,365	6,757
0.842% due 02/25/2037		8,317	5,427
CDC Mortgage Capital Trust
1.337% due 11/25/2034		170	165
Celf Loan Partners PLC
0.214% due 11/01/2023	EUR	3,566	3,860
Centex Home Equity Loan Trust
1.042% due 09/25/2034		$1,132	1,031
5.210% due 11/25/2028		608	611
Chase Funding Trust
0.922% due 05/25/2032		116	110
1.022% due 07/25/2033		10	9
CHEC Loan Trust
1.062% due 06/25/2034		563	516
CIFC Funding Ltd.
0.601% due 05/10/2021		1,155	1,147
0.674% due 03/01/2021		199	198
1.802% due 12/05/2024		60,000	59,776
CIT Group Home Equity Loan Trust
1.397% due 12/25/2031		313	296
CIT Mortgage Loan Trust
1.872% due 10/25/2037 ^		1,265	1,188
Citigroup Mortgage Loan Trust, Inc.
0.421% due 11/25/2045		744	725
0.482% due 07/25/2045		2,371	1,640
0.522% due 12/25/2036		7,150	4,355
0.562% due 12/25/2036		2,508	2,289
0.582% due 09/25/2036		11,136	7,533
0.582% due 12/25/2036		14,507	8,923
0.592% due 03/25/2036		429	420
0.602% due 01/25/2037		19,889	12,974
0.602% due 03/25/2037		996	980
0.662% due 10/25/2036		23,383	22,722
0.712% due 10/25/2036		3,000	2,664
0.832% due 10/25/2035		19,526	18,079
1.112% due 09/25/2035		4,092	4,088
1.142% due 09/25/2035 ^		17,600	16,746
1.472% due 02/25/2035		1,384	1,060
1.622% due 09/25/2033		1,053	993
4.584% due 10/25/2037		52,882	49,078
5.249% due 08/25/2035		179	168

COA Summit CLO Ltd.
1.667% due 04/20/2023	78,513	78,400
COBALT Commercial Mortgage Trust
0.518% due 04/26/2050	30,153	29,550
0.556% due 04/26/2050	11,135	11,057
Conseco Finance Securitizations Corp.
2.478% due 12/01/2033	20,617	19,905
6.030% due 03/01/2033	3,080	3,113
6.910% due 05/01/2033	48,031	53,282
7.360% due 06/01/2030	79,763	64,500
7.360% due 08/01/2032	7,330	7,967
7.424% due 03/01/2033	18,000	19,704
7.490% due 07/01/2031	48,318	53,751
7.770% due 09/01/2031	20,281	22,488
7.954% due 12/01/2033	9,191	10,232
7.960% due 05/01/2031	25,251	19,002
7.970% due 05/01/2032	5,716	3,479
8.060% due 09/01/2029	7,750	4,958
8.200% due 05/01/2031	36,300	27,976
8.260% due 12/01/2030	88,364	64,836
8.310% due 05/01/2032	33,548	21,195
8.850% due 12/01/2030	1,929	1,251
Conseco Financial Corp.
6.040% due 11/01/2029	1	1
6.440% due 12/01/2030	18,357	19,485
6.660% due 06/01/2030	4,889	5,192
6.760% due 03/01/2030	3,288	3,487
6.810% due 12/01/2028	1,224	1,276
6.870% due 01/15/2029	91	94
7.220% due 03/15/2028	8,903	9,602
7.240% due 11/15/2028	13,224	14,140
7.410% due 05/01/2031	863	740
7.550% due 01/15/2029	999	1,028
7.860% due 03/01/2030	18,537	15,589
Coronado CDO Ltd.
0.956% due 09/04/2038	37,012	35,716
Countrywide Asset-Backed Certificates
0.562% due 05/25/2035	69,344	58,152
0.562% due 05/25/2037	119,982	99,719
0.562% due 07/25/2037 ^	97,635	85,168
0.562% due 08/25/2037	175,380	140,640
0.572% due 01/25/2037	11,522	11,085
0.572% due 05/25/2037	31,368	28,598
0.572% due 12/25/2046	28,412	27,155
0.572% due 06/25/2047 ^	23,083	20,733
0.592% due 05/25/2037	7,493	6,991
0.592% due 06/25/2047	6,682	6,338
0.592% due 09/25/2047	9,523	9,423
0.602% due 07/25/2036	7,277	7,167
0.602% due 09/25/2036	3,480	3,442
0.602% due 06/25/2047	1,295	1,187
0.602% due 11/25/2047 ^	65,211	52,492
0.612% due 10/25/2034	568	559
0.612% due 05/25/2035	2,893	2,848
0.612% due 06/25/2047	40,047	36,955
0.622% due 06/25/2047	45,648	33,323
0.642% due 09/25/2037 ^	17,308	14,354
0.642% due 06/25/2047 ^	32,216	18,243
0.642% due 09/25/2047	37,452	28,978
0.652% due 05/25/2037	13,000	8,067
0.652% due 07/25/2037 ^	27,808	15,532
0.662% due 04/25/2037	6,842	3,994
0.662% due 06/25/2037	11,817	10,906
0.672% due 03/25/2036 ^	21,575	20,413
0.672% due 04/25/2036	81	81
0.672% due 01/25/2037	30,636	23,964
0.722% due 07/25/2036	2,000	1,832
0.742% due 10/25/2036	5,607	4,461
0.752% due 07/25/2036	2,365	1,991
0.762% due 12/25/2036 ^	23,670	16,603
0.772% due 03/25/2036 ^	4,304	4,079
0.772% due 05/25/2046	3,629	3,529
0.807% due 11/25/2035	3,785	3,658
0.872% due 03/25/2047 ^	12,811	9,539
0.882% due 11/25/2035	896	889
0.882% due 01/25/2036	12,500	12,377
0.922% due 01/25/2036	8,000	6,787
0.942% due 01/25/2036	23,050	21,020
1.122% due 12/25/2033	2,272	2,179
1.172% due 05/25/2034	2,518	2,410
1.222% due 10/25/2035	23,685	20,083
1.282% due 05/25/2033	208	186
1.422% due 08/25/2047	3,098	2,890
1.472% due 07/25/2033	1,741	1,650
1.472% due 11/25/2034	16,405	15,673
1.487% due 08/25/2035	7,515	6,560

4.399% due 04/25/2036		277	281
4.579% due 02/25/2036		1,341	1,349
4.942% due 07/25/2036		2,471	2,453
5.049% due 10/25/2046 ^		8,537	8,112
5.834% due 07/25/2034		1,296	2,709
Countrywide Asset-Backed Certificates Trust
0.572% due 02/25/2037		21,545	20,816
0.572% due 04/25/2046 ^		23,205	23,297
0.572% due 03/25/2047		17,239	15,391
0.582% due 03/25/2037		14,166	13,133
0.582% due 09/25/2046		19,015	17,132
0.912% due 04/25/2036		31,000	20,941
1.002% due 04/25/2035		4,953	4,932
1.022% due 08/25/2035		4,446	4,408
1.202% due 11/25/2034		1,145	1,114
1.222% due 08/25/2047		31,000	26,675
1.272% due 04/25/2035		5,000	4,825
1.277% due 08/25/2034		22,887	21,769
1.322% due 11/25/2034		1,041	1,014
4.693% due 10/25/2035		979	1,002
4.778% due 02/25/2036		21,461	22,003
4.816% due 02/25/2036		6,645	6,551
4.896% due 10/25/2046 ^		112	111
Countrywide Home Equity Loan Trust
0.561% due 02/15/2036		6,803	5,971
Credit Suisse First Boston Mortgage Securities Corp.
2.772% due 08/25/2032		329	305
Credit-Based Asset Servicing and Securitization LLC
0.317% due 07/25/2037		10,476	6,672
0.482% due 11/25/2036		107	59
0.492% due 01/25/2037 ^		710	322
0.562% due 10/25/2036		27,782	19,109
0.642% due 07/25/2037		9,684	6,255
0.652% due 11/25/2036		5,486	3,116
0.672% due 07/25/2036		12,000	8,661
0.762% due 07/25/2037		10,253	6,725
1.142% due 01/25/2035		11,544	10,503
1.442% due 11/25/2033		1,129	1,080
3.914% due 07/25/2035 ^		1,030	1,028
4.002% due 01/25/2037 ^		300	161
5.546% due 10/25/2036		115	115
6.780% due 05/25/2035		4,692	4,788
CWCapital COBALT LLC
0.650% due 04/26/2050		5,017	4,601
CWCapital COBALT Vr Ltd.
1.072% due 11/28/2022		1,025	995
DFC HEL Trust
2.297% due 12/25/2031		4,457	4,175
Doral CLO Ltd.
1.657% due 05/26/2023		83,754	83,644
2.020% due 12/19/2022		165,000	164,863
Duke Funding High Grade Ltd.
0.568% due 08/02/2049		841,662	120,778
0.658% due 08/02/2049		309,388	43,314
Educational Funding Co. LLC
0.570% due 10/25/2029		1,852	1,730
EMC Mortgage Loan Trust
0.691% due 04/25/2042		1,871	1,724
0.747% due 11/25/2041		39	37
0.771% due 03/25/2031		1,272	1,264
0.771% due 08/25/2040		668	630
0.961% due 05/25/2040		96	88
Encore Credit Receivables Trust
1.112% due 07/25/2035		9,237	7,608
Equity One Mortgage Pass-Through Trust
5.495% due 12/25/2033		767	765
FAB U.S. Ltd.
1.242% due 12/06/2045	GBP	18,215	24,252
Faxtor ABS BV
0.202% due 11/02/2070	EUR	3,646	3,887
FBR Securitization Trust
1.112% due 11/25/2035		$10,000	8,889
Fieldstone Mortgage Investment Trust
0.612% due 05/25/2036		2,571	1,722
Finance America Mortgage Loan Trust
1.367% due 11/25/2034		358	315
1.472% due 09/25/2033		304	282
First Franklin Mortgage Loan Asset-Backed Certificates
1.247% due 05/25/2034		6,291	5,828
2.132% due 05/25/2034		547	460
First Franklin Mortgage Loan Trust
0.562% due 12/25/2036		5,422	3,414
0.572% due 05/25/2036		6,484	5,027
0.572% due 07/25/2036		9,234	8,845
0.572% due 12/25/2036		22,600	16,199
0.582% due 12/25/2037		38,390	24,824

0.612% due 02/25/2036	33,455	25,848
0.612% due 03/25/2036	1,844	1,789
0.642% due 01/25/2038	566	372
0.682% due 11/25/2036	3,207	3,172
0.782% due 11/25/2035	37,803	27,332
0.862% due 05/25/2036	2,000	1,903
0.892% due 07/25/2035	14,436	13,976
0.912% due 09/25/2035	30,270	29,625
1.157% due 12/25/2034	7,096	6,839
1.292% due 09/25/2034	11,389	10,490
1.397% due 05/25/2035	22,950	17,602
1.697% due 07/25/2034	37,607	35,068
First NLC Trust
1.127% due 12/25/2035	9,679	9,227
Fortress Credit Investments Ltd.
1.565% due 07/17/2023	97,243	97,232
Four Corners CLO Ltd.
0.570% due 07/22/2020	1,029	1,024
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023	84,874	84,791
Fremont Home Loan Trust
0.522% due 08/25/2036	6,647	2,718
0.552% due 11/25/2036	31,867	14,404
0.582% due 08/25/2036	44,077	18,231
0.592% due 02/25/2036	24,333	20,916
0.592% due 02/25/2037	16,441	9,326
0.642% due 01/25/2037	36,315	19,141
0.662% due 08/25/2036	3,874	1,628
0.672% due 05/25/2036	7,012	4,201
0.692% due 04/25/2036	22,370	12,963
1.247% due 01/25/2034	3,146	2,887
1.472% due 11/25/2034	6,400	5,714
Gallatin CLO Ltd.
1.591% due 07/15/2023	7,828	7,781
GCAT
3.750% due 07/25/2020	31,090	30,849
GCAT LLC
4.250% due 10/25/2019	44,977	44,968
GCO Education Loan Funding Trust
0.513% due 08/25/2028	16,071	15,864
GE-WMC Mortgage Securities Trust
0.462% due 08/25/2036	4	2
Goldman Sachs Asset Management CLO PLC
0.549% due 08/01/2022	3,567	3,561
Green Tree Servicing LLC
8.970% due 04/25/2038	4,432	4,553
Greenpoint Manufactured Housing
2.212% due 11/22/2031	23,400	22,932
3.441% due 10/14/2031	26,843	27,647
3.477% due 11/17/2031	19,575	18,854
3.695% due 06/08/2031	20,958	21,079
8.300% due 10/15/2026	6,500	6,849
GSAA Home Equity Trust
0.592% due 10/25/2036	55,316	28,296
0.692% due 10/25/2035	4,584	4,364
0.792% due 10/25/2035	38,296	35,603
5.344% due 09/25/2035	464	411
5.772% due 11/25/2036 ^	12,209	7,278
6.000% due 11/25/2037 ^	945	820
GSAA Trust
0.492% due 03/25/2036	43	26
0.542% due 06/25/2036	82,087	38,894
0.602% due 03/25/2036	41,247	24,794
0.642% due 05/25/2047	4,937	3,535
0.662% due 06/25/2036	6,040	3,286
0.692% due 03/25/2036	35,908	24,410
0.792% due 06/25/2035	643	621
GSAMP Trust
0.492% due 12/25/2036	979	533
0.502% due 11/25/2036	742	409
0.512% due 01/25/2037	3,793	2,291
0.562% due 06/25/2036	31,320	26,877
0.562% due 08/25/2036	48,844	40,435
0.562% due 11/25/2036	23,384	13,098
0.572% due 08/25/2036	11,305	8,669
0.572% due 05/25/2046	43,735	38,484
0.602% due 11/25/2035	283	44
0.662% due 12/25/2035	20,321	18,200
0.662% due 06/25/2036	6,964	4,245
0.722% due 10/25/2036 ^	1,783	204
0.852% due 11/25/2035	15,304	13,463
0.912% due 07/25/2045	5,500	5,271
0.942% due 07/25/2045	19,366	16,017
1.572% due 12/25/2034	21,258	15,937
1.622% due 10/25/2034	1,596	1,516

GSRPM Mortgage Loan Trust
0.722% due 03/25/2035		1,305	1,286
0.722% due 09/25/2036		2,662	2,559
Halcyon Loan Investors CLO, Inc.
0.710% due 11/20/2020		6,000	5,964
Home Equity Asset Trust
0.607% due 07/25/2037		16,931	16,136
1.122% due 12/25/2033		97	89
1.182% due 11/25/2032		128	116
1.322% due 11/25/2034		1,211	1,149
1.622% due 06/25/2032 ^		3,759	3,547
Home Equity Loan Trust
0.552% due 04/25/2037		102	99
House of Europe Funding PLC
0.067% due 12/15/2090	EUR	84,545	89,232
HSI Asset Loan Obligation Trust
5.118% due 12/25/2036		$12,821	7,048
HSI Asset Securitization Corp. Trust
0.472% due 10/25/2036		445	233
0.582% due 03/25/2036		8,459	7,815
0.582% due 10/25/2036		13,184	7,027
0.612% due 04/25/2037		24,608	14,150
0.752% due 02/25/2036		16,000	12,142
0.792% due 01/25/2036		9,000	8,622
IMC Home Equity Loan Trust
7.520% due 08/20/2028		71	72
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.532% due 11/25/2036		638	631
0.622% due 07/25/2037		23,672	15,030
0.742% due 04/25/2037		21,916	16,449
0.872% due 08/25/2035		2,509	2,500
Ivory CDO Ltd.
0.134% due 10/31/2099	EUR	16,793	17,894
IXIS Real Estate Capital Trust
0.622% due 03/25/2036 ^		$17,163	10,626
1.367% due 02/25/2035		2,807	2,506
JPMorgan Mortgage Acquisition Corp.
0.602% due 02/25/2036		7,607	7,337
0.692% due 03/25/2036		10,500	7,485
0.712% due 05/25/2035		15,998	14,744
1.082% due 09/25/2035		14,917	13,885
1.127% due 09/25/2035		10,682	7,878
JPMorgan Mortgage Acquisition Trust
0.522% due 03/25/2047		199	122
0.532% due 08/25/2036		6,189	3,157
0.557% due 07/25/2036		54,059	38,903
0.562% due 10/25/2036		13,089	12,306
0.572% due 05/25/2036		1,113	1,110
0.582% due 05/25/2036		4,612	4,477
0.582% due 01/25/2037		14,149	13,833
0.582% due 05/25/2037		18,900	17,500
0.592% due 04/25/2036		11,930	11,236
0.632% due 03/25/2037		32,847	30,252
0.652% due 07/25/2036		10,000	9,575
0.742% due 04/25/2036		3,803	2,624
3.422% due 01/25/2037 ^		26	18
5.830% due 07/25/2036 ^		8,482	5,132
6.410% due 07/25/2036 ^		12,094	7,312
KGS Alpha SBA Trust
1.016% due 04/25/2038 (a)		73,749	2,786
KKR CLO Trust
1.942% due 12/15/2024		32,500	32,324
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040		856	895
Lehman XS Trust
0.572% due 04/25/2037 ^		2,127	1,622
0.592% due 02/25/2037 ^		40,896	23,206
Long Beach Mortgage Loan Trust
0.512% due 09/25/2036		15,692	5,834
0.572% due 06/25/2036		93,895	43,260
0.622% due 01/25/2036		82,408	67,216
0.642% due 02/25/2036		52,643	42,983
0.662% due 08/25/2036		10,038	4,622
0.682% due 05/25/2036		841	370
0.752% due 01/25/2046		257	233
0.802% due 08/25/2045		7,818	7,296
0.852% due 11/25/2035		18,800	16,255
1.217% due 06/25/2034		7,757	7,534
1.277% due 07/25/2034		4,616	4,471
1.547% due 05/25/2032		70	68
1.547% due 07/25/2033		6,385	6,012
3.422% due 11/25/2032		39	36
Madison Avenue Manufactured Housing Contract Trust
3.672% due 03/25/2032		6,000	5,612
Marathon Real Estate CDO Ltd.
0.752% due 05/25/2046		21,068	20,857

MASTR Asset-Backed Securities Trust
0.472% due 10/25/2036		30,963	13,295
0.472% due 11/25/2036		10	4
0.472% due 01/25/2037		103	46
0.522% due 11/25/2036		26,208	16,426
0.542% due 10/25/2036		43,384	18,880
0.567% due 10/25/2036		79,521	38,331
0.572% due 08/25/2036		4,609	2,219
0.622% due 04/25/2036		81,176	31,650
0.632% due 11/25/2036		5,288	2,519
0.632% due 05/25/2037		4,200	3,122
0.662% due 06/25/2036		6,931	3,816
0.662% due 08/25/2036		8,765	4,295
0.722% due 01/25/2036		5,288	5,114
0.722% due 05/25/2037		17,367	15,603
0.922% due 10/25/2035 ^		22,921	17,105
1.367% due 05/25/2035		4,000	3,836
5.072% due 05/25/2033		8,272	8,020
MASTR Specialized Loan Trust
0.682% due 02/25/2036		8,831	7,703
0.792% due 01/25/2037		17,635	11,597
Mercator CLO Ltd.
0.801% due 10/15/2024	EUR	2,700	2,869
Mercury CDO Ltd.
0.802% due 12/08/2040		$58,762	54,062
1.312% due 12/08/2040		6,000	843
Merit Securities Corp.
6.690% due 07/28/2033		1,193	1,211
Merrill Lynch First Franklin Mortgage Loan Trust
0.592% due 04/25/2037		4,964	2,906
0.672% due 04/25/2037		39,847	23,651
0.742% due 05/25/2037		54,197	31,817
Merrill Lynch Mortgage Investors Trust
0.572% due 11/25/2037		31,286	15,829
0.582% due 04/25/2037		17,555	9,176
0.602% due 03/25/2037		3,537	3,185
0.702% due 01/25/2047		4,547	4,332
0.732% due 12/25/2036		5,700	5,353
0.872% due 02/25/2047		45,769	31,484
0.882% due 08/25/2036		15,600	13,419
0.922% due 06/25/2036		11,880	11,384
MESA Trust
3.647% due 11/25/2031 ^		1,134	841
Mid-State Capital Corp. Trust
3.500% due 12/15/2045		10,866	11,196
6.005% due 08/15/2037		3,301	3,544
Mid-State Trust
4.864% due 07/15/2038		1,157	1,235
MMcapS Funding Ltd.
0.864% due 12/01/2035		5,500	3,328
Morgan Stanley ABS Capital, Inc. Trust
0.522% due 10/25/2036		462	257
0.552% due 10/25/2036		34,455	26,614
0.552% due 01/25/2037		35,874	20,120
0.562% due 08/25/2036		41,481	24,062
0.562% due 10/25/2036		10,424	5,828
0.562% due 11/25/2036		4,330	2,700
0.562% due 05/25/2037		680	439
0.572% due 09/25/2036		11,673	5,412
0.572% due 10/25/2036		24,331	15,140
0.572% due 12/25/2036		1,613	963
0.582% due 09/25/2036		38,299	21,300
0.602% due 02/25/2037		33,701	15,681
0.602% due 03/25/2037		40,075	20,701
0.622% due 02/25/2037		13,619	7,609
0.642% due 10/25/2036		2,085	1,180
0.642% due 11/25/2036		6,495	4,095
0.652% due 09/25/2036		2,389	1,346
0.652% due 10/25/2036		13,897	8,744
0.652% due 11/25/2036		5,100	3,091
0.652% due 02/25/2037		20,943	9,812
0.672% due 08/25/2036		18,820	11,152
0.672% due 03/25/2037		64,945	33,887
0.672% due 05/25/2037		31,717	20,753
0.682% due 05/25/2037		16,226	11,439
0.732% due 12/25/2035		19,592	17,618
0.832% due 11/25/2035		22,000	20,215
0.882% due 06/25/2034		513	515
1.222% due 07/25/2037		1,183	1,163
1.232% due 04/25/2034		3,121	2,947
1.322% due 05/25/2034		8,560	8,193
1.352% due 07/25/2035		7,500	6,389
1.412% due 06/25/2035		11,200	10,117
1.442% due 10/25/2033		3,162	2,975
1.442% due 11/25/2034		168	155
1.482% due 09/25/2034		323	299

1.502% due 03/25/2033		55	54
1.622% due 06/25/2033		2,270	2,222
1.672% due 07/25/2037		14,010	9,625
Morgan Stanley Capital, Inc. Trust
0.712% due 01/25/2036		23,525	21,362
Morgan Stanley Dean Witter Capital, Inc. Trust
1.772% due 02/25/2033		1,358	1,300
1.997% due 11/25/2032		3,442	3,312
Morgan Stanley Home Equity Loan Trust
0.522% due 04/25/2037		9,023	5,051
0.592% due 04/25/2037		10,987	6,214
0.752% due 12/25/2035		306	297
0.772% due 04/25/2037		18,551	10,764
1.412% due 05/25/2035		11,698	9,501
Morgan Stanley IXIS Real Estate Capital Trust
0.492% due 11/25/2036		14,758	6,592
0.532% due 11/25/2036		11,551	5,191
0.642% due 11/25/2036		17,738	8,114
Morgan Stanley Mortgage Loan Trust
0.652% due 02/25/2037		676	370
5.622% due 01/25/2047		639	624
5.750% due 04/25/2037 ^		600	446
5.754% due 01/25/2047		12,354	9,886
5.965% due 09/25/2046 ^		6,818	4,475
6.000% due 07/25/2047 ^		697	618
Mountain View Funding CLO Ltd.
0.581% due 04/15/2019		712	708
N-Star Real Estate CDO Ltd.
0.898% due 06/16/2041		8,144	7,941
National Collegiate Student Loan Trust
0.552% due 11/27/2028		4,425	4,398
0.562% due 12/27/2027		951	944
Nationstar Home Equity Loan Trust
0.552% due 06/25/2037		228	223
0.592% due 09/25/2036		16	16
0.652% due 03/25/2037		766	654
0.672% due 06/25/2037		340	253
NCT Funding Ltd.
0.672% due 04/25/2040		1,532	1,494
New Century Home Equity Loan Trust
0.602% due 05/25/2036		990	743
0.932% due 07/25/2035		836	762
1.162% due 08/25/2034		181	167
Newcastle CDO Ltd.
0.934% due 12/24/2039		567	559
Newcastle Investment Trust
8.114% due 05/01/2033		163,553	173,641
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.632% due 11/25/2035		18,509	17,109
NovaStar Mortgage Funding Trust
0.371% due 06/25/2036		2,832	2,094
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032		4,558	4,566
5.410% due 11/15/2032		6,005	6,027
6.340% due 04/15/2029		447	462
7.945% due 03/15/2022		3,588	2,611
Octagon Investment Partners Ltd.
0.653% due 08/25/2021		4,642	4,569
Option One Mortgage Loan Trust
0.562% due 01/25/2037		12,870	7,451
0.562% due 02/25/2037		1,975	1,193
0.602% due 07/25/2037		8,536	5,282
1.322% due 01/25/2034		3,574	3,354
Option One Mortgage Loan Trust Asset-Backed Certificates
0.882% due 11/25/2035		15,000	11,223
1.277% due 10/25/2032		4,555	4,350
1.322% due 07/25/2032		1,398	1,310
Origen Manufactured Housing Contract Trust
7.200% due 01/15/2037		2,859	3,019
7.650% due 03/15/2032		5,462	5,712
Ownit Mortgage Loan Trust
1.022% due 10/25/2036 ^		7,192	5,659
3.426% due 12/25/2036		11,546	7,190
Palmer Square Loan Funding Ltd.
1.833% due 01/21/2024 (b)		117,000	115,772
Pangaea ABS SPV
0.129% due 12/28/2096	EUR	11,276	11,865
Park Place Securities, Inc.
0.872% due 09/25/2035		$154	153
1.142% due 05/25/2035		11,774	9,693
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.892% due 09/25/2035		23,085	21,679
0.922% due 07/25/2035		6,275	6,250
1.202% due 01/25/2036		1,612	1,605
1.367% due 02/25/2035		1,594	1,594
1.502% due 03/25/2035		4,500	4,141

People’s Choice Home Loan Securities Trust
1.142% due 05/25/2035 ^	9,280	8,660
People’s Financial Realty Mortgage Securities Trust
0.562% due 09/25/2036	34,241	13,851
Popular ABS Mortgage Pass-Through Trust
0.702% due 07/25/2035	1,316	1,270
1.082% due 08/25/2035	4,326	4,166
4.280% due 01/25/2036 ^	150	148
5.417% due 04/25/2035	129	127
Pretium Mortgage Credit Partners LLC
4.125% due 10/27/2030	27,220	27,043
Primus CLO Ltd.
0.521% due 07/15/2021	5,872	5,785
Putnam Structured Product Funding Ltd.
0.781% due 10/15/2038	24,684	24,067
RAAC Trust
0.511% due 05/25/2046	12,451	11,459
0.571% due 02/25/2046	567	532
0.571% due 11/25/2046	932	809
0.601% due 10/25/2046	16,018	14,271
0.721% due 02/25/2037	5,000	4,030
0.822% due 09/25/2045	10,669	8,762
1.622% due 09/25/2047	3,708	3,647
1.922% due 09/25/2047	9,087	7,462
Race Point CLO Ltd.
1.637% due 12/15/2022	12,012	11,940
Renaissance Home Equity Loan Trust
1.302% due 08/25/2033	1,185	1,117
5.744% due 06/25/2037 ^	91,441	45,741
6.115% due 08/25/2036	14,418	9,441
7.750% due 09/25/2037 ^	39,855	24,049
Residential Asset Mortgage Products Trust
0.441% due 12/25/2035	53,786	41,617
0.571% due 12/25/2035	57,186	40,597
0.592% due 07/25/2036	32,942	32,195
0.602% due 11/25/2036	13,413	11,815
0.612% due 03/25/2036	7,928	7,731
0.652% due 01/25/2036	2,784	2,749
0.852% due 11/25/2035	12,673	11,365
0.952% due 06/25/2035	5,000	4,589
0.971% due 04/25/2034	9,157	8,439
0.972% due 02/25/2035	5,645	5,464
1.002% due 10/25/2035	7,000	5,106
1.012% due 08/25/2035	13,673	12,576
1.091% due 04/25/2034	10,183	9,681
1.132% due 07/25/2035	10,889	8,550
1.292% due 02/25/2034	4,211	4,049
1.352% due 06/25/2034	3,828	3,648
1.397% due 09/25/2034	5,371	5,095
1.412% due 10/25/2033	6,128	5,571
1.796% due 04/25/2034 ^	2,743	1,444
2.072% due 11/25/2034	4,060	3,857
2.201% due 04/25/2034 ^	3,472	1,594
4.790% due 06/25/2033	10	10
4.828% due 12/25/2033	107	109
5.340% due 08/25/2033	302	304
5.907% due 10/25/2033	247	238
Residential Asset Securities Corp. Trust
0.572% due 08/25/2036	15,762	14,689
0.582% due 06/25/2036	20,090	19,408
0.582% due 07/25/2036	32,694	29,604
0.592% due 11/25/2036	32,883	29,037
0.602% due 04/25/2036	2,258	2,142
0.632% due 04/25/2037	46,771	39,271
0.662% due 10/25/2036	41,063	31,712
0.682% due 07/25/2036	17,002	10,702
0.692% due 04/25/2036	10,940	10,568
0.742% due 01/25/2036	2,885	2,864
0.762% due 04/25/2037	44,390	31,519
0.792% due 03/25/2036	20,029	17,925
0.802% due 02/25/2036	6,246	5,570
0.832% due 11/25/2035	29,590	24,719
0.882% due 01/25/2036	10,500	9,023
0.922% due 07/25/2032 ^	832	745
1.012% due 08/25/2035	7,500	6,810
1.012% due 09/25/2035	5,250	4,733
1.072% due 06/25/2035	4,241	3,868
1.172% due 04/25/2034	3,245	2,928
1.217% due 01/25/2035	5,866	5,554
1.247% due 02/25/2034	6,608	6,257
1.262% due 12/25/2034	9,465	9,105
1.322% due 04/25/2035	4,724	4,376
5.120% due 12/25/2033	3,017	2,784
6.084% due 06/25/2032 ^	2,205	2,303
6.349% due 03/25/2032	86	85

Residential Funding Home Equity Loan Trust
0.552% due 05/25/2036		1,397	1,256
Residential Funding Home Loan Trust
5.950% due 08/25/2034		2,138	2,236
RMAT LLC
4.090% due 07/27/2020		16,616	16,541
RMF Euro CDO PLC
0.419% due 07/18/2023	EUR	3,100	3,309
Salomon Mortgage Loan Trust
1.322% due 11/25/2033		$1,408	1,396
Saturn CLO Ltd.
0.584% due 05/13/2022		6,550	6,496
Saxon Asset Securities Trust
0.922% due 03/25/2032		692	647
1.397% due 12/25/2033		5,550	5,264
Securitized Asset-Backed Receivables LLC Trust
0.482% due 12/25/2036 ^		603	238
0.502% due 11/25/2036 ^		234	84
0.592% due 08/25/2036		12,269	5,189
0.672% due 05/25/2036		3,550	2,048
0.672% due 06/25/2036		11,540	8,351
0.712% due 11/25/2035		9,661	9,120
1.097% due 01/25/2035		1,034	955
1.382% due 01/25/2036 ^		3,206	2,665
Skellig Rock BV
0.311% due 11/30/2022	EUR	3,236	3,514
SLM Private Credit Student Loan Trust
0.692% due 03/15/2024		$1,373	1,355
0.702% due 12/15/2023		11,534	11,352
0.752% due 12/16/2041		4,000	3,523
SLM Private Education Loan Trust
2.981% due 12/16/2019		357	357
3.581% due 05/16/2044		25,760	26,614
SLM Student Loan Trust
0.132% due 12/15/2023	EUR	6,016	6,324
0.347% due 10/25/2039		10,000	9,228
0.410% due 01/26/2026		$75,600	72,322
Sorin Real Estate CDO Ltd.
0.593% due 10/28/2046		8,008	7,957
0.752% due 06/07/2040		31,879	31,481
Soundview Home Loan Trust
0.532% due 02/25/2037		246	104
0.552% due 07/25/2037		69	56
0.572% due 07/25/2036		17,826	15,690
0.582% due 01/25/2037		29,438	20,324
0.592% due 06/25/2036		21,831	20,299
0.592% due 11/25/2036		35,537	13,518
0.632% due 06/25/2037		12,642	7,827
0.652% due 06/25/2036		10,000	7,081
0.682% due 12/25/2035		1,271	1,254
0.772% due 12/25/2035		20,000	17,435
0.932% due 08/25/2035		26,000	23,470
1.247% due 06/25/2035		3,950	3,599
1.722% due 11/25/2033		859	851
Specialty Underwriting & Residential Finance Trust
0.672% due 06/25/2037		8,393	5,951
0.692% due 04/25/2037		5,092	2,925
0.722% due 12/25/2036		130	127
Spirit Master Funding LLC
3.887% due 12/20/2043		40,000	40,829
SpringCastle America Funding LLC
2.700% due 05/25/2023		33,536	33,472
Springleaf Funding Trust
3.920% due 01/16/2023		36,249	36,253
Streeterville ABS CDO Ltd.
0.684% due 11/03/2040		156,163	131,801
Structured Asset Investment Loan Trust
0.552% due 07/25/2036		61,889	43,759
0.572% due 07/25/2036		13,369	10,874
1.122% due 04/25/2033		795	774
1.142% due 10/25/2035		63,800	50,112
1.157% due 03/25/2035		10,600	10,001
1.157% due 08/25/2035		7,100	6,878
1.187% due 08/25/2035		2,000	1,502
1.202% due 07/25/2035		13,234	11,891
1.397% due 09/25/2034		177	155
Structured Asset Securities Corp.
1.172% due 02/25/2035		9,991	7,849
Structured Asset Securities Corp. Mortgage Loan Trust
0.552% due 05/25/2036		44,777	37,480
0.562% due 09/25/2036		7,772	7,607
0.572% due 09/25/2036		13,916	11,793
0.582% due 03/25/2036		38,095	31,188
0.592% due 06/25/2037		10,520	9,229
0.622% due 02/25/2037		26,810	24,745
0.642% due 10/25/2037		53,878	33,661

0.652% due 05/25/2047		2,000	1,557
0.742% due 05/25/2037		8,525	7,834
0.792% due 04/25/2036		10,300	8,990
1.422% due 08/25/2037		21,071	19,542
1.522% due 10/25/2037		74,923	37,784
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.772% due 04/25/2033		407	398
3.450% due 02/25/2032		569	564
5.410% due 06/25/2033		159	160
5.560% due 05/25/2034		238	239
Structured Asset Securities Corp. Trust
7.640% due 05/25/2031		3,451	3,008
Symphony CLO Ltd.
1.071% due 01/15/2024		85,658	83,654
Trapeza CDO LLC
1.306% due 01/20/2034		1,671	1,362
Trapeza CDO Ltd.
0.617% due 04/06/2042		40,695	29,300
0.624% due 11/09/2042		32,622	23,651
0.653% due 01/27/2040		47,746	37,003
0.674% due 11/09/2042		14,000	7,350
0.677% due 04/06/2042		8,300	4,150
Triaxx Prime CDO Ltd.
0.688% due 10/02/2039		40,105	31,282
Truman Capital Mortgage Loan Trust
0.682% due 03/25/2036		204	186
1.172% due 12/25/2032		1,039	1,050
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032		5,000	5,343
Venture CDO Ltd.
0.547% due 01/20/2022		6,631	6,519
0.600% due 07/22/2021		25,212	24,800
WaMu Asset-Backed Certificates Trust
0.532% due 04/25/2037		67	30
0.592% due 07/25/2047		9,248	5,517
Wasatch Ltd.
0.557% due 11/14/2022		47,224	46,044
0.602% due 11/14/2022		78,706	76,742
Washington Mutual Asset-Backed Certificates Trust
0.482% due 10/25/2036		194	101
0.572% due 05/25/2036		22,311	15,755
0.602% due 10/25/2036		19,561	10,373
0.662% due 08/25/2036		14,048	8,862
Wells Fargo Home Equity Asset-Backed Securities Trust
0.652% due 04/25/2037		41,648	34,886
1.052% due 11/25/2035		2,600	2,349
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.052% due 04/25/2034		178	161
Wrightwood Capital Real Estate CDO Ltd.
0.698% due 11/21/2040		33,625	32,852

Total Asset-Backed Securities (Cost $9,458,759)			9,764,011

SOVEREIGN ISSUES 3.9%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	8,995	9,126
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$11,527	11,441
4.125% due 09/15/2017	EUR	5,000	5,107
6.500% due 06/10/2019		$600	589
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (f)	BRL	316,800	74,702
0.000% due 10/01/2016 (f)		316,800	71,822
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2050		2,927,592	628,393
10.000% due 01/01/2021		175,429	35,408
10.000% due 01/01/2023		1,588,750	302,410
10.000% due 01/01/2025		1,690,989	305,809
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.000% due 05/15/2045		279,423	59,685
Costa Rica Government International Bond
7.000% due 04/04/2044		$23,015	19,275
Mexico Government International Bond
4.000% due 03/15/2115	EUR	7,300	6,645
Republic of Greece Government International Bond
3.000% due 02/24/2023		5,465	4,443
3.000% due 02/24/2024 (l)		10,304	8,156
3.000% due 02/24/2025 (l)		5,465	4,219
3.000% due 02/24/2026		11,175	8,349
3.000% due 02/24/2027		14,865	10,954
3.000% due 02/24/2028		10,716	7,731
3.000% due 02/24/2029		7,465	5,241
3.000% due 02/24/2030		16,265	11,142
3.000% due 02/24/2031		7,265	4,906
3.000% due 02/24/2032		6,165	4,061

3.000% due 02/24/2033 (l)		5,865	3,840
3.000% due 02/24/2034		46,339	29,699
3.000% due 02/24/2035		9,905	6,288
3.000% due 02/24/2036		19,178	12,057
3.000% due 02/24/2037		6,364	3,874
3.000% due 02/24/2038		6,364	3,959
3.000% due 02/24/2039 (l)		8,598	5,374
3.000% due 02/24/2040		6,364	3,973
3.000% due 02/24/2041 (l)		7,064	4,413
3.000% due 02/24/2042 (l)		6,664	4,170
3.800% due 08/08/2017	JPY	5,374,000	40,240
4.500% due 11/08/2016		2,200,000	17,388
4.500% due 07/03/2017		4,610,000	35,286
4.750% due 04/17/2019	EUR	88,690	88,689
5.000% due 08/22/2016	JPY	145,800	1,171
5.250% due 02/01/2016		28,000	224
Russia Government International Bond
5.625% due 04/04/2042		$122,600	116,547
5.875% due 09/16/2043		45,800	44,763

Total Sovereign Issues (Cost $3,126,176)			2,021,569

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. ADR (d)		2,788,322	0

FINANCIALS 0.0%
TIG FinCo PLC (j)		1,178,887	1,216

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (d)(j)		8,220	17
NVHL S.A. ‘B’ (d)(j)		8,220	18
NVHL S.A. ‘C’ (d)(j)		8,220	18
NVHL S.A. ‘D’ (d)(j)		8,220	18
NVHL S.A. ‘E’ (d)(j)		8,220	18
NVHL S.A. ‘F’ (d)(j)		8,220	18
NVHL S.A. ‘G’ (d)(j)		8,220	18
NVHL S.A. ‘H’ (d)(j)		8,220	18
NVHL S.A. ‘I’ (d)(j)		8,220	18
NVHL S.A. ‘J’ (d)(j)		8,220	18

			179

Total Common Stocks (Cost $2,015)			1,395

CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% (h)		1,200	1,390

Total Convertible Preferred Securities (Cost $1,127)			1,390

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Ally Financial, Inc.
8.500% due 05/15/2016 (h)		16,680	430
Citigroup Capital
6.692% due 10/30/2040		566,000	14,710
CoBank ACB
6.250% due 10/01/2022 (h)		60,000	6,189
Farm Credit Bank of Texas
6.750% due 09/15/2023 (h)		500,000	52,188
GMAC Capital Trust
8.125% due 02/15/2040		559,350	14,185
Navient Corp. CPI Linked Security
2.014% due 01/16/2018		51,000	1,180
VEREIT, Inc.
6.700% due 01/03/2019 (h)		260,000	6,412

Total Preferred Securities (Cost $93,639)			95,294

SHORT-TERM INSTRUMENTS 6.1%
REPURCHASE AGREEMENTS (k) 3.1%			1,600,000

	PRINCIPAL AMOUNT (000s)
JAPAN TREASURY BILLS 2.9%
(0.036%) due 02/22/2016 - 04/07/2016 (e)	JPY	180,260,000	1,499,814

U.S. TREASURY BILLS 0.1%
0.119% due 01/14/2016 - 01/28/2016 (e)(p)		$58,581	58,578

Total Short-Term Instruments (Cost $3,135,152)			3,158,392

Total Investments in Securities (Cost $48,953,116)			47,838,310

	SHARES
INVESTMENTS IN AFFILIATES 16.8%
SHORT-TERM INSTRUMENTS 16.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.8%
PIMCO Short-Term Floating NAV Portfolio III		891,174,912	8,799,461

Total Short-Term Instruments (Cost $8,832,674)			8,799,461

Total Investments in Affiliates (Cost $8,832,674)			8,799,461

Total Investments 108.4% (Cost $57,785,790)			$56,637,771
Financial Derivative Instruments (m)(o) (1.3%) (Cost or Premiums, net $(717,496))			(678,885)
Other Assets and Liabilities, net (7.1%)			(3,706,186)

Net Assets 100.0%			$52,252,700

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind bond security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon bond.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(j)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$26	$17	0.00%
NVHL S.A. ‘B’	03/09/2012	26	18	0.00
NVHL S.A. ‘C’	03/09/2012	26	18	0.00
NVHL S.A. ‘D’	03/09/2012	27	18	0.00
NVHL S.A. ‘E’	03/09/2012	27	18	0.00
NVHL S.A. ‘F’	03/09/2012	27	18	0.00
NVHL S.A. ‘G’	03/09/2012	27	18	0.00
NVHL S.A. ‘H’	03/09/2012	27	18	0.00
NVHL S.A. ‘I’	03/09/2012	27	18	0.00
NVHL S.A. ‘J’	03/09/2012	27	18	0.00
TIG FinCo PLC	04/02/2015	1,748	1,216	0.00
AWAS Aviation Capital Ltd. 4.870% due 09/29/2021	10/02/2014	40,641	41,733	0.08
Hellenic Republic 3.930% due 03/30/2016	10/27/2015 - 11/12/2015	3,249	3,175	0.01
Rise Ltd. 4.750% due 01/31/2021	02/11/2014	4,185	4,130	0.01

		$50,090	$50,433	0.10%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.350%	12/31/2015	01/04/2016	$850,000	U.S. Treasury Notes 1.750% - 2.125% due 12/31/2020 - 12/31/2022	$(867,641)	$850,000	$850,033
SGY	0.500	12/31/2015	01/04/2016	750,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019 - 04/15/2020	(766,561)	750,000	750,042

Total Repurchase Agreements						$(1,634,202)	$1,600,000	$1,600,075

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	(1.000%)	12/29/2015	TBD	(2)		$(2,545)	$(2,545)
	(0.375)	12/15/2015	TBD	(2)		(10,640)	(10,638)
	1.000	12/11/2015	TBD	(2)		(2,919)	(2,919)
BOM	0.580	12/16/2015	01/15/2016			(196,710)	(196,770)
BOS	0.100	12/31/2015	01/04/2016			(200,000)	(200,002)
	0.200	12/16/2015	01/04/2016			(500)	(500)
	0.700	12/15/2015	01/08/2016			(27,497)	(27,507)
BRC	(35.000)	08/13/2015	TBD	(2)		(9)	(8)
	(33.000)	09/24/2015	TBD	(2)		(133)	(131)
	(0.500)	11/25/2015	TBD	(2)		(3,052)	(3,051)
BSN	0.470	12/15/2015	01/11/2016			(82,784)	(82,806)
	0.470	12/16/2015	01/11/2016			(19,750)	(19,755)
DEU	0.060	12/02/2015	01/04/2016			(81,972)	(81,977)
JML	0.550	12/02/2015	02/03/2016		EUR	(718)	(781)
MEI	(1.100)	12/22/2015	TBD	(2)		$(9,318)	(9,315)
MSC	(25.000)	11/04/2015	TBD	(2)		(298)	(310)
	(25.000)	11/20/2015	TBD	(2)		(635)	(669)
	(25.000)	11/26/2015	TBD	(2)		(1,776)	(1,877)
	(25.000)	12/03/2015	TBD	(2)		(376)	(400)
	(25.000)	12/04/2015	TBD	(2)		(2,392)	(2,544)
	(25.000)	12/09/2015	TBD	(2)		(140)	(149)
	(25.000)	12/18/2015	TBD	(2)		(73)	(79)
	(25.000)	12/23/2015	TBD	(2)		(332)	(359)
RDR	0.530	12/16/2015	04/11/2016			(69,125)	(69,144)
SGY	0.350	12/30/2015	01/05/2016			(66,526)	(66,529)
SOG	0.750	12/31/2015	01/04/2016			(750,000)	(749,937)

Total Reverse Repurchase Agreements							$(1,530,702)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	(0.750)%	12/31/2015	01/04/2016	$(850,292)	$(850,432)
GSC	0.000	12/31/2015	01/04/2016	(249,695)	(249,741)

Total Sale-Buyback Transactions					$(1,100,173)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(311,127) at a weighted average interest rate of (0.653%).
(4)	Payable for sale-buyback transactions includes $257 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2046	$891,200	$(888,920)	$(890,960)
Fannie Mae, TBA	3.500	01/01/2046	823,600	(851,305)	(849,522)
Fannie Mae, TBA	3.500	02/01/2046	619,000	(636,210)	(637,153)
Fannie Mae, TBA	4.000	01/01/2046	66,000	(69,898)	(69,827)
Fannie Mae, TBA	4.000	02/01/2046	5,000	(5,274)	(5,280)
Freddie Mac, TBA	3.000	01/01/2046	37,000	(37,017)	(36,929)

Total Short Sales				$(2,488,624)	$(2,489,671)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(l)	Securities with an aggregate market value of $2,632,565 and cash of $157 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	Short	03/2016	32,756	$(3,996)	$0	$(819)
Australia Government 10-Year Bond March Futures	Long	03/2016	360	127	0	(342)
British pound currency March Futures	Short	03/2016	436	714	267	0
Euro currency March Futures	Short	03/2016	800	289	580	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	96	55	0	(28)

Total Futures Contracts				$(2,811)	$847	$(1,189)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	12/20/2018	$25,300	$446	$(13)	$6	$0
CDX.EM-21 5-Year Index	5.000	06/20/2019	68,172	1,612	(728)	34	0
CDX.EM-24 5-Year Index	1.000	12/20/2020	313,085	(34,842)	2,133	0	(125)
CDX.HY-19 5-Year Index	5.000	12/20/2017	140,304	6,525	(2,155)	118	0
CDX.HY-20 5-Year Index	5.000	06/20/2018	85,056	4,713	498	78	0
CDX.HY-21 5-Year Index	5.000	12/20/2018	1,663	89	(41)	2	0
CDX.HY-24 5-Year Index	5.000	06/20/2020	3,060,778	120,477	(56,280)	2,986	0
CDX.HY-25 5-Year Index	5.000	12/20/2020	3,961,291	55,325	19,415	6,675	0
CDX.IG-22 5-Year Index	1.000	06/20/2019	4,700	45	(17)	1	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	18,500	128	(121)	2	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	35,400	238	(282)	5	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	77,400	453	(131)	12	0

				$155,209	$(37,722)	$9,919	$(125)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.625%	03/19/2027	CAD	172,700	$8,662	$(719)	$235	$0
Pay	3-Month CAD-Bank Bill	3.000	03/19/2027		376,200	29,821	(2,887)	548	0
Pay	3-Month CAD-Bank Bill	2.750	12/17/2027		132,800	7,133	1,258	188	0
Pay	3-Month CAD-Bank Bill	3.400	06/20/2029		34,700	3,664	(525)	57	0
Receive	3-Month CAD-Bank Bill	2.800	12/18/2043		289,300	(13,674)	5,239	0	(995)
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		22,000	(3,463)	641	0	(89)
Receive	3-Month USD-LIBOR	2.000	06/15/2021		$155,100	(698)	524	0	(253)
Pay	3-Month USD-LIBOR	3.000	06/18/2024		2,458,600	177,071	4,814	8,113	0
Pay	3-Month USD-LIBOR	2.750	06/17/2025		3,967,120	202,950	81,111	14,164	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		2,876,400	127,239	(17,120)	0	(23,008)
Pay	6-Month AUD-BBR-BBSW	3.000	12/17/2019	AUD	285,800	4,198	(650)	0	(304)
Pay	6-Month AUD-BBR-BBSW	4.500	06/15/2022		175,000	13,383	(2,213)	0	(635)
Pay	6-Month AUD-BBR-BBSW	4.000	03/15/2023		3,175,400	190,270	(19,317)	0	(14,236)
Pay	6-Month AUD-BBR-BBSW	4.250	03/15/2023		397,900	28,882	(4,795)	0	(1,789)
Pay	6-Month AUD-BBR-BBSW	4.250	12/11/2023		462,900	32,995	(6,539)	0	(2,538)
Pay	6-Month AUD-BBR-BBSW	3.250	12/17/2024		1,180,600	17,179	(12,458)	0	(7,872)
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025		845,550	23,960	(7,956)	0	(6,141)
Receive	6-Month EUR-EURIBOR	2.000	09/17/2024	EUR	690,800	(78,728)	(1,332)	169	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	3,849,000	3,004	143	204	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		2,881,000	3,709	(554)	160	0
Pay	28-Day MXN-TIIE	5.270	02/05/2020		795,000	98	95	74	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020		361,300	(106)	22	32	0
Pay	28-Day MXN-TIIE	5.405	11/19/2020		398,880	(87)	(87)	30	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		1,900,400	(1,942)	(210)	170	0
Pay	28-Day MXN-TIIE	5.810	05/02/2022		994,200	(178)	168	107	0
Pay	28-Day MXN-TIIE	5.850	05/02/2022		3,528,000	(170)	569	382	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		500,000	(715)	(146)	58	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		2,193,000	(1,243)	(1,052)	260	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		408,900	(448)	(498)	55	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		407,400	13	(1,005)	90	0
Pay	28-Day MXN-TIIE	6.620	02/18/2030		440,000	(327)	(1,116)	100	0

						$772,452	$13,405	$25,196	$(57,860)

Total Swap Agreements						$927,661	$(24,317)	$35,115	$(57,985)

(n)	Securities with an aggregate market value of $971,382 and cash of $22,715 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	2,637,801		$688,011	$21,268	$0
	01/2016	GBP	69,141		104,277	2,349	0
	01/2016	JPY	121,277,133		988,404	0	(20,599)
	01/2016		$661,434	BRL	2,637,801	5,308	0
	01/2016		93,876	GBP	62,493	0	(1,749)
	01/2016		5,248	RUB	367,308	0	(227)
	02/2016	BRL	2,637,801		$654,720	0	(5,467)
	03/2016	JPY	4,140,000		34,400	0	(88)
	03/2016		$69,694	RUB	4,791,827	0	(5,300)
BPS	01/2016	BRL	582,555		$147,953	777	(74)
	01/2016	GBP	597,781		899,610	18,361	0
	01/2016		$149,105	BRL	582,555	0	(1,856)
	02/2016	BRL	582,555		$147,624	1,823	0
	02/2016	JPY	29,400,000		239,799	0	(5,045)
	02/2016		$11,502	AUD	16,232	305	0
	03/2016	JPY	70,670,000		$574,772	0	(14,109)
	04/2016		36,580,000		304,303	0	(816)
BRC	01/2016	BRL	3,152,161		840,419	43,665	0
	01/2016		$807,253	BRL	3,152,161	0	(10,498)
	03/2016		658	MXN	11,359	0	(2)
	10/2016	BRL	316,800		$80,498	7,371	0
CBK	01/2016		1,697,995		448,623	19,430	0
	01/2016	EUR	377,583		400,322	0	(10,016)
	01/2016	JPY	6,869,100		55,707	0	(1,442)
	01/2016		$253,195	AUD	348,402	686	0
	01/2016		433,321	BRL	1,697,995	386	(4,515)
	01/2016		270,418	EUR	247,531	81	(1,494)
	01/2016		1,619	GBP	1,070	0	(41)
	02/2016	AUD	461,236		$332,117	0	(3,487)
	02/2016	BRL	342,373		85,246	0	(443)
	02/2016	EUR	232,100		253,890	1,481	0
	02/2016	JPY	96,469,900		785,958	0	(17,339)
	02/2016		$1,041	CAD	1,413	0	(20)
	02/2016		4,062	DKK	27,720	0	(21)
	02/2016		2,603	GBP	1,744	0	(32)
DUB	01/2016	BRL	5,997,613		$1,534,724	18,740	0
	01/2016	GBP	2,628		3,924	50	0
	01/2016		$1,530,386	BRL	5,997,613	2,510	(16,912)
	02/2016	BRL	5,997,613		$1,514,479	16,028	(2,628)
	02/2016	EUR	15,712		17,177	90	0
	02/2016		$338,206	JPY	40,720,000	776	0
	07/2016	BRL	316,800		$82,318	6,860	0
FBF	01/2016		51,958		13,306	173	0
	01/2016		$13,022	BRL	51,958	111	0
	02/2016	BRL	51,958		$12,890	0	(114)
	03/2016		$39,285	RUB	2,853,648	0	(937)
GLM	01/2016	AUD	20,335		$14,682	0	(136)
	01/2016	EUR	3,044,126		3,225,477	0	(82,727)
	01/2016		$11,305	EUR	10,622	238	0
	03/2016		163,233	RUB	11,527,984	0	(8,316)
	04/2016	BRL	177,320		$52,107	8,627	0
HUS	01/2016		446,242		114,281	1,486	0
	01/2016		$79,007	AUD	108,310	0	(82)
	01/2016		111,644	BRL	446,243	1,150	0
	01/2016		528,038	EUR	480,496	0	(5,859)
	02/2016	AUD	108,310		$78,900	83	0
	02/2016	BRL	446,242		110,481	0	(1,205)
	02/2016	EUR	480,496		528,412	5,873	0
	02/2016		$1,074	CAD	1,468	0	(13)
	03/2016		83,704	RUB	6,036,155	0	(2,588)
JPM	01/2016	BRL	42,972		$10,890	28	0
	01/2016	CAD	8,493		6,374	236	0
	01/2016	EUR	18,737		20,296	0	(67)
	01/2016	GBP	71,165		107,086	2,174	0
	01/2016	RUB	94,339		1,311	21	0
	01/2016		$11,005	BRL	42,972	0	(143)
	01/2016		2,793,224	EUR	2,556,129	82	(15,433)
	01/2016		1,121,003	JPY	135,079,980	2,841	0
	02/2016	AUD	64,779		$46,076	0	(1,042)
	02/2016	CAD	4,092		3,068	110	0
	02/2016	CHF	3,347		3,338	0	(8)
	02/2016	DKK	1,916,975		276,957	0	(2,496)
	02/2016	EUR	2,566,294		2,806,289	15,435	0
	02/2016	GBP	2,432		3,606	21	0
	02/2016	JPY	196,018,864		1,616,875	0	(15,036)
	02/2016		$5,303	AUD	7,255	0	(26)
	02/2016		76,339	BRL	311,562	1,639	0
	02/2016		1,284	CAD	1,703	0	(53)
	02/2016		25,240	EUR	23,141	0	(74)
	02/2016		1,387	JPY	167,000	3	0
	03/2016		50,000	RUB	3,589,500	0	(1,763)
	04/2016		1,280		94,339	0	(22)
MSB	01/2016	RUB	272,968		$3,857	126	0
	01/2016		$1,073,285	GBP	724,956	0	(4,556)
	02/2016	GBP	724,956		$1,073,354	4,540	0
	03/2016	JPY	6,870,000		56,067	0	(1,163)
	04/2016	BRL	230,140		67,569	11,393	0
	04/2016		$3,765	RUB	272,968	0	(124)
NGF	03/2016	MXN	155,375		$8,913	0	(58)
SCX	01/2016	AUD	747,329		537,442	0	(7,137)
	01/2016	JPY	1,331,728		10,814	0	(266)
	01/2016		$31,584	EUR	28,703	0	(391)
	01/2016		10,509	JPY	1,267,981	40	0
	02/2016	JPY	3,281,216		$26,624	0	(697)
	02/2016		$53,735	AUD	74,467	431	0
	02/2016		5,780	CAD	7,736	0	(188)
SOG	01/2016		226,917	AUD	310,951	0	(327)
	02/2016	AUD	310,951		$226,608	330	0
	03/2016	MXN	290,092		16,638	0	(112)
TDM	01/2016	BRL	180,753		45,650	17	(55)
	01/2016		$46,290	BRL	180,753	0	(602)
UAG	01/2016	BRL	609,159		$162,144	8,170	0
	01/2016	GBP	47,804		71,554	1,082	0
	01/2016		$156,003	BRL	609,159	0	(2,029)
	01/2016		5,587	EUR	5,277	148	0

Total Forward Foreign Currency Contracts						$234,953	$(280,065)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC BRL versus JPY	JPY	30.000	09/22/2016	BRL	159,980	$(1,983)	$(5,026)
GLM	Call - OTC USD versus BRL	BRL	3.905	03/31/2016		$326,760	(9,744)	(22,069)
JPM	Put - OTC BRL versus JPY	JPY	30.000	09/22/2016	BRL	399,980	(4,651)	(12,565)
MSB	Put - OTC BRL versus JPY		30.000	09/22/2016		199,960	(2,455)	(6,282)
	Call - OTC USD versus BRL	BRL	3.950	04/14/2016		$400,760	(11,782)	(26,579)

							$(30,615)	$(72,521)

Total Written Options							$(30,615)	$(72,521)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BPS	Centex Corp.	(1.000)%	06/20/2016	0.076%	$8,500	$913	$(954)	$0	$(41)
DUB	Embarq Corp.	(1.000)	06/20/2016	0.241	4,500	173	(191)	0	(18)

						$1,086	$(1,145)	$0	$(59)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Chesapeake Energy Corp.	5.000%	12/20/2018	45.252%		$3,470	$(1,431)	$(729)	$0	$(2,160)
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	3.727		6,300	(952)	269	0	(683)
	Greece Government International Bond	1.000	12/20/2016	18.753		1,400	(196)	(13)	0	(209)
	Indonesia Government International Bond	1.000	06/20/2019	1.707		21,400	(719)	223	0	(496)
	Japan Government International Bond	1.000	03/20/2016	0.053		3,100	(32)	40	8	0
	Russia Government International Bond	1.000	03/20/2019	2.583		26,600	(1,406)	134	0	(1,272)
	Russia Government International Bond	1.000	12/20/2020	3.062		46,910	(3,714)	(586)	0	(4,300)
	Russia Government International Bond	1.000	06/20/2024	3.393		37,800	(3,600)	(2,497)	0	(6,097)
	Russia Government International Bond	1.000	09/20/2024	3.403		11,600	(1,179)	(740)	0	(1,919)
BPS	Brazil Government International Bond	1.000	03/20/2019	4.263		11,500	(372)	(737)	0	(1,109)
	Chesapeake Energy Corp.	5.000	06/20/2017	50.201		1,200	(318)	(256)	0	(574)
	Indonesia Government International Bond	1.000	06/20/2019	1.707		11,600	(340)	71	0	(269)
	Petrobras Global Finance BV	1.000	09/20/2020	10.013		4,200	(584)	(728)	0	(1,312)
	Petrobras International Finance Co.	1.000	06/20/2018	9.778		2,800	(405)	(120)	0	(525)
	Petrobras International Finance Co.	1.000	06/20/2019	9.919		16,500	(1,057)	(3,041)	0	(4,098)
	Petrobras International Finance Co.	1.000	12/20/2019	9.956		37,644	(3,641)	(6,722)	0	(10,363)
	Petrobras International Finance Co.	1.000	03/20/2020	9.977		14,000	(2,243)	(1,790)	0	(4,033)
BRC	Chesapeake Energy Corp.	5.000	12/20/2017	46.856		4,000	(1,300)	(884)	0	(2,184)
	Colombia Government International Bond	1.000	03/20/2019	1.941		12,900	(74)	(295)	0	(369)
	Greece Government International Bond	1.000	06/20/2016	21.949		2,100	(117)	(48)	0	(165)
	Indonesia Government International Bond	1.000	06/20/2019	1.707		22,700	(676)	150	0	(526)
	Petrobras International Finance Co.	1.000	06/20/2019	9.919		10,100	(632)	(1,876)	0	(2,508)
	Petrobras International Finance Co.	1.000	12/20/2019	9.956		34,913	(5,148)	(4,463)	0	(9,611)
	Russia Government International Bond	1.000	03/20/2019	2.583		2,400	(138)	23	0	(115)
	Russia Government International Bond	1.000	06/20/2019	2.658		24,800	(1,538)	207	0	(1,331)
	Russia Government International Bond	1.000	12/20/2020	3.062		63,750	(5,055)	(789)	0	(5,844)
	Russia Government International Bond	1.000	06/20/2024	3.393		37,400	(4,441)	(1,591)	0	(6,032)
	Russia Government International Bond	1.000	09/20/2024	3.403		19,860	(2,139)	(1,146)	0	(3,285)
	Springleaf Finance Corp.	5.000	09/20/2021	3.825		4,400	329	(72)	257	0
CBK	Chesapeake Energy Corp.	5.000	12/20/2017	46.856		1,600	(528)	(346)	0	(874)
	Chesapeake Energy Corp.	5.000	09/20/2020	44.490		2,980	(301)	(1,781)	0	(2,082)
	Indonesia Government International Bond	1.000	03/20/2019	1.608		12,900	(564)	325	0	(239)
	Japan Government International Bond	1.000	03/20/2016	0.053		700	(5)	7	2	0
	Japan Government International Bond	1.000	06/20/2016	0.066		2,600	(1)	14	13	0
	Navient Corp.	5.000	09/20/2020	6.546		3,000	(48)	(122)	0	(170)
	Petrobras International Finance Co.	1.000	12/20/2019	9.956		7,200	(786)	(1,196)	0	(1,982)
	Russia Government International Bond	1.000	03/20/2019	2.583		49,313	(2,734)	375	0	(2,359)
	Russia Government International Bond	1.000	06/20/2019	2.658		138,700	(8,809)	1,363	0	(7,446)
	Russia Government International Bond	1.000	12/20/2020	3.062		18,390	(1,472)	(214)	0	(1,686)
	Russia Government International Bond	1.000	06/20/2024	3.393		30,700	(3,329)	(1,623)	0	(4,952)
	Russia Government International Bond	1.000	09/20/2024	3.403		26,300	(2,281)	(2,069)	0	(4,350)
DUB	Brazil Government International Bond	1.000	09/20/2018	4.009		15,400	(653)	(527)	0	(1,180)
	Colombia Government International Bond	1.000	06/20/2019	2.005		17,000	17	(575)	0	(558)
	Indonesia Government International Bond	1.000	06/20/2019	1.707		68,200	(2,156)	575	0	(1,581)
GST	Brazil Government International Bond	1.000	09/20/2018	4.009		30,800	(1,313)	(1,047)	0	(2,360)
	Brazil Government International Bond	1.000	03/20/2019	4.263		34,500	(1,171)	(2,155)	0	(3,326)
	Chesapeake Energy Corp.	5.000	12/20/2017	46.856		10,000	(3,275)	(2,186)	0	(5,461)
	Chesapeake Energy Corp.	5.000	09/20/2018	45.546		3,825	(377)	(1,943)	0	(2,320)
	Chesapeake Energy Corp.	5.000	06/20/2019	45.362		1,500	(95)	(892)	0	(987)
	Chesapeake Energy Corp.	5.000	09/20/2019	45.404		1,500	(219)	(790)	0	(1,009)
	Chesapeake Energy Corp.	5.000	09/20/2020	44.490		6,900	(887)	(3,935)	0	(4,822)
	Colombia Government International Bond	1.000	03/20/2019	1.941		12,900	(74)	(295)	0	(369)
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	3.727		7,300	(1,106)	315	0	(791)
	Japan Government International Bond	1.000	03/20/2016	0.053		18,700	(194)	240	46	0
	Petrobras Global Finance BV	1.000	09/20/2020	10.013		9,600	(1,402)	(1,597)	0	(2,999)
	Petrobras International Finance Co.	1.000	12/20/2019	9.956		21,950	(2,327)	(3,715)	0	(6,042)
	Petrobras International Finance Co.	1.000	03/20/2020	9.977		900	(134)	(125)	0	(259)
	Russia Government International Bond	1.000	09/20/2018	2.431		19,000	(779)	76	0	(703)
	Russia Government International Bond	1.000	03/20/2019	2.583		42,400	(1,409)	(619)	0	(2,028)
	Russia Government International Bond	1.000	06/20/2019	2.658		9,700	(600)	79	0	(521)
	Russia Government International Bond	1.000	03/20/2020	2.862		3,100	(577)	354	0	(223)
	Russia Government International Bond	1.000	06/20/2020	2.937		2,700	(368)	156	0	(212)
	Russia Government International Bond	1.000	06/20/2024	3.393		8,400	(950)	(405)	0	(1,355)
	Springleaf Finance Corp.	5.000	12/20/2019	2.907		4,100	332	(14)	318	0
	Tokyo Electric Power Co., Inc.	1.000	03/20/2016	0.290	JPY	960,000	(227)	243	16	0
	Valeant Pharmaceuticals International	5.000	06/20/2016	1.417		$2,700	(43)	94	51	0

HUS	Brazil Government International Bond	1.000	09/20/2018	4.009	11,500	(490)	(391)	0	(881)
	Colombia Government International Bond	1.000	03/20/2019	1.941	12,900	(62)	(307)	0	(369)
	Indonesia Government International Bond	1.000	03/20/2019	1.608	25,800	(1,059)	582	0	(477)
	Indonesia Government International Bond	1.000	06/20/2019	1.707	5,200	(161)	40	0	(121)
	Japan Government International Bond	1.000	06/20/2016	0.066	6,700	(3)	35	32	0
	Petrobras Global Finance BV	1.000	09/20/2020	10.013	3,140	(445)	(536)	0	(981)
	Petrobras International Finance Co.	1.000	12/20/2019	9.956	79,102	(7,962)	(13,813)	0	(21,775)
	Petrobras International Finance Co.	1.000	03/20/2020	9.977	10,600	(1,795)	(1,259)	0	(3,054)
	Russia Government International Bond	1.000	09/20/2018	2.431	34,500	(1,400)	124	0	(1,276)
	Russia Government International Bond	1.000	03/20/2019	2.583	38,300	(1,615)	(217)	0	(1,832)
	Russia Government International Bond	1.000	06/20/2019	2.658	40,240	(2,226)	66	0	(2,160)
	Russia Government International Bond	1.000	12/20/2020	3.062	15,240	(1,168)	(229)	0	(1,397)
	Russia Government International Bond	1.000	06/20/2024	3.393	18,340	(1,888)	(1,070)	0	(2,958)
	Russia Government International Bond	1.000	09/20/2024	3.403	14,861	(2,032)	(426)	0	(2,458)
JPM	Brazil Government International Bond	1.000	09/20/2018	4.009	19,300	(823)	(656)	0	(1,479)
	Brazil Government International Bond	1.000	03/20/2019	4.263	13,500	(602)	(699)	0	(1,301)
	Chesapeake Energy Corp.	5.000	09/20/2017	48.551	1,900	(44)	(934)	0	(978)
	Chesapeake Energy Corp.	5.000	12/20/2017	46.856	1,360	(422)	(321)	0	(743)
	Chesapeake Energy Corp.	5.000	09/20/2018	45.546	600	(46)	(318)	0	(364)
	Chesapeake Energy Corp.	5.000	12/20/2018	45.252	2,500	(1,038)	(519)	0	(1,557)
	Chesapeake Energy Corp.	5.000	09/20/2020	44.490	4,100	(389)	(2,476)	0	(2,865)
	Colombia Government International Bond	1.000	03/20/2019	1.941	12,900	(56)	(313)	0	(369)
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	2.332	17,610	(1,639)	1,594	0	(45)
	Indonesia Government International Bond	1.000	03/20/2019	1.608	12,900	(564)	325	0	(239)
	Indonesia Government International Bond	1.000	06/20/2019	1.707	42,600	(1,426)	439	0	(987)
	Japan Government International Bond	1.000	03/20/2016	0.053	6,300	(76)	92	16	0
	Petrobras International Finance Co.	1.000	12/20/2019	9.956	13,418	(1,236)	(2,458)	0	(3,694)
	Russia Government International Bond	1.000	09/20/2018	2.431	42,700	(1,762)	183	0	(1,579)
	Russia Government International Bond	1.000	03/20/2019	2.583	27,300	(824)	(482)	0	(1,306)
	Russia Government International Bond	1.000	06/20/2019	2.658	31,700	(2,220)	518	0	(1,702)
	Russia Government International Bond	1.000	09/20/2020	3.003	34,600	(3,812)	862	0	(2,950)
	Russia Government International Bond	1.000	12/20/2020	3.062	37,800	(4,481)	1,016	0	(3,465)
	Russia Government International Bond	1.000	06/20/2024	3.393	9,200	(845)	(639)	0	(1,484)
MYC	Anadarko Petroleum Corp.	1.000	12/20/2020	3.159	2,000	(238)	48	0	(190)
	Chesapeake Energy Corp.	5.000	12/20/2017	46.856	3,490	(1,099)	(807)	0	(1,906)
	Chesapeake Energy Corp.	5.000	09/20/2018	45.546	6,770	(500)	(3,606)	0	(4,106)
	Chesapeake Energy Corp.	5.000	03/20/2019	45.312	2,500	(171)	(1,433)	0	(1,604)
	Chesapeake Energy Corp.	5.000	09/20/2020	44.490	1,300	(131)	(777)	0	(908)
	Japan Government International Bond	1.000	03/20/2016	0.053	7,500	(87)	106	19	0
	Petrobras International Finance Co.	1.000	12/20/2019	9.956	50,100	(4,637)	(9,154)	0	(13,791)
	Pioneer Natural Resources Co.	1.000	12/20/2020	3.124	1,400	(150)	18	0	(132)
	Russia Government International Bond	1.000	03/20/2019	2.583	5,000	(289)	50	0	(239)
	Russia Government International Bond	1.000	12/20/2020	3.062	9,100	(1,126)	292	0	(834)
	South Africa Government International Bond	1.000	06/20/2019	2.926	17,000	(700)	(354)	0	(1,054)
RYL	Japan Government International Bond	1.000	03/20/2016	0.053	5,200	(61)	74	13	0

						$(137,763)	$(89,691)	$791	$(228,245)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$153,435	$(30,943)	$1,521	$0	$(29,422)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	49,481	(27,772)	16,396	0	(11,376)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	5,882	(3,316)	1,368	0	(1,948)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	64,487	(1,722)	1,467	0	(255)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	60,121	(2,065)	1,884	0	(181)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	188,800	(5,304)	971	0	(4,333)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	8,000	(19)	(119)	0	(138)
BPS	CDX.EM-17 5-Year Index	5.000	06/20/2017	45,500	3,268	(3,231)	37	0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	14,691	(3,395)	578	0	(2,817)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	15,560	(8,792)	5,215	0	(3,577)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	12,500	(444)	157	0	(287)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	30,400	(1,000)	474	0	(526)
	PrimeX.ARM.2-AAA Index	4.580	12/25/2037	7,462	317	1	318	0
CBK	ABX.HE.AA.6-1 Index	0.320	07/25/2045	22,725	(11,078)	6,581	0	(4,497)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	119,502	(67,262)	39,788	0	(27,474)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	45,286	(1,991)	1,812	0	(179)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	90,174	(3,054)	2,784	0	(270)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	50,000	(2,106)	959	0	(1,147)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	50,000	(1,820)	(589)	0	(2,409)
DUB	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	21,784	(12,254)	7,246	0	(5,008)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	19,630	(11,066)	4,564	0	(6,502)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	40,757	(1,015)	854	0	(161)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	249,954	(9,535)	8,776	0	(759)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	159,000	(4,321)	672	0	(3,649)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	27,500	(929)	(36)	0	(965)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	10,000	(208)	35	0	(173)
FBF	ABX.HE.AA.6-2 Index	0.170	05/25/2046	30,253	(26,886)	14,869	0	(12,017)
	ABX.HE.AA.7-1 Index	0.150	08/25/2037	594	(471)	286	0	(185)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	201,038	(113,017)	66,797	0	(46,220)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	114,690	(64,657)	26,669	0	(37,988)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	67,838	(2,034)	1,765	0	(269)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	182,845	(9,801)	9,246	0	(555)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	288,500	(9,371)	2,748	0	(6,623)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	284,100	(9,236)	(742)	0	(9,978)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	129,400	(5,996)	(239)	0	(6,235)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	68,000	(1,528)	351	0	(1,177)
GST	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	21,875	(4,874)	679	0	(4,195)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	75,467	(32,156)	14,806	0	(17,350)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	5,882	(1,974)	26	0	(1,948)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	22,643	(785)	696	0	(89)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	130,906	(4,123)	3,727	0	(396)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	87,500	(2,256)	244	0	(2,012)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	72,000	(2,170)	(358)	0	(2,528)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	115,000	(6,149)	608	0	(5,541)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	20,000	(18)	(328)	0	(346)
HUS	CDX.EM-17 5-Year Index	5.000	06/20/2017	22,750	2,229	(2,211)	18	0
JPM	ABX.HE.AA.6-2 Index	0.170	05/25/2046	1,015	(426)	23	0	(403)
	ABX.HE.AA.7-1 Index	0.150	08/25/2037	162	(99)	49	0	(50)
	ABX.HE.AA.7-2 Index	1.920	01/25/2038	168	(95)	(54)	0	(149)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	15,560	(8,733)	5,156	0	(3,577)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	41,368	(1,608)	1,483	0	(125)
JPS	CMBX.NA.AAA.8 Index	0.500	10/17/2057	119,800	(6,306)	533	0	(5,773)
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	83,900	(4,715)	672	0	(4,043)
MYC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	7,464	(1,489)	58	0	(1,431)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	24,896	(13,973)	8,249	0	(5,724)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	14,704	(8,289)	3,419	0	(4,870)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	211,576	(3,480)	2,642	0	(838)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	235,613	(8,196)	7,490	0	(706)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	177,000	(4,871)	807	0	(4,064)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	122,000	(4,077)	(206)	0	(4,283)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	18,700	(682)	358	0	(324)
SAL	CMBX.NA.AAA.8 Index	0.500	10/17/2057	41,200	(2,256)	271	0	(1,985)
UAG	CMBX.NA.AAA.6 Index	0.500	05/11/2063	57,500	(2,105)	785	0	(1,320)

					$(574,499)	$271,502	$373	$(303,370)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	204,700	$(271)	$(5,370)	$0	$(5,641)
BPS	Pay	1-Year BRL-CDI	12.000	01/04/2021		657,000	(627)	(19,497)	0	(20,124)
	Pay	1-Year BRL-CDI	15.590	01/04/2021		749,300	(55)	(3,433)	0	(3,488)
BRC	Pay	6-Month AUD-BBR-BBSW	5.250	12/15/2021	AUD	97,200	(138)	8,195	8,057	0
CBK	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	181,600	(208)	(4,796)	0	(5,004)
DUB	Pay	1-Year BRL-CDI	12.230	01/04/2021		200,400	522	(6,045)	0	(5,523)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		328,960	(201)	(7,726)	0	(7,927)
FBF	Pay	1-Year BRL-CDI	12.230	01/04/2021		181,600	(186)	(4,819)	0	(5,005)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		280,670	(241)	(6,523)	0	(6,764)
GLM	Pay	1-Year BRL-CDI	12.230	01/04/2021		104,000	(126)	(2,740)	0	(2,866)
	Pay	1-Year BRL-CDI	16.400	01/04/2021		359,340	(505)	623	118	0
	Pay	3-Month USD-LIBOR	2.350	02/18/2021		$2,545,500	15,432	12,381	27,813	0
	Pay	3-Month USD-LIBOR	2.550	02/18/2026		677,800	1,918	5,578	7,496	0
	Pay	6-Month AUD-BBR-BBSW	5.250	12/15/2021	AUD	145,800	(204)	12,290	12,086	0
	Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	325,000	(206)	457	251	0
JPM	Pay	3-Month USD-LIBOR	2.350	02/18/2021		$1,610,200	9,639	7,955	17,594	0
MYC	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	482,900	(546)	(12,762)	0	(13,308)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		411,200	(158)	(9,751)	0	(9,909)
	Pay	1-Year BRL-CDI	15.590	01/04/2021		250,390	(84)	(1,081)	0	(1,165)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		205,725	642	(7,443)	0	(6,801)
	Pay	6-Month AUD-BBR-BBSW	5.000	06/15/2022	AUD	128,000	(102)	12,682	12,580	0

							$24,295	$(31,825)	$85,995	$(93,525)

Total Swap Agreements							$(686,881)	$148,841	$87,159	$(625,199)

(p)	Securities with an aggregate market value of $722,204 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,094,267	$69,460	$2,163,727
Corporate Bonds & Notes
Banking & Finance	0	5,135,041	264,375	5,399,416
Industrials	0	1,932,688	0	1,932,688
Utilities	0	2,026,009	5,654	2,031,663
Convertible Bonds & Notes
Banking & Finance	0	35,734	0	35,734
Municipal Bonds & Notes
California	0	19,559	0	19,559
Illinois	0	56,640	0	56,640
U.S. Government Agencies	0	3,539,960	0	3,539,960
U.S. Treasury Obligations	0	6,222,145	0	6,222,145
Non-Agency Mortgage-Backed Securities	0	10,735,833	658,894	11,394,727
Asset-Backed Securities	0	9,746,384	17,627	9,764,011
Sovereign Issues	0	2,021,569	0	2,021,569
Common Stocks
Financials	0	0	1,216	1,216
Health Care	179	0	0	179
Convertible Preferred Securities
Banking & Finance	0	1,390	0	1,390
Preferred Securities
Banking & Finance	30,075	65,219	0	95,294
Short-Term Instruments
Repurchase Agreements	0	1,600,000	0	1,600,000
Japan Treasury Bills	0	1,499,814	0	1,499,814
U.S. Treasury Bills	0	58,578	0	58,578
	$30,254	$46,790,830	$1,017,226	$47,838,310

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,799,461	0	0	8,799,461

Total Investments	$8,829,715	$46,790,830	$1,017,226	$56,637,771

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,489,671)	$0	$(2,489,671)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	847	35,115	0	35,962
Over the counter	0	322,112	0	322,112
	$847	$357,227	$0	$358,074

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,189)	(57,985)	0	(59,174)
Over the counter	0	(977,785)	0	(977,785)

	$(1,189)	$(1,035,770)	$0	$(1,036,959)

Totals	$8,829,373	$43,622,616	$1,017,226	$53,469,215

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$461,999	$4,512	$(386,757)	$(956)	$36,616	$(48,307)	$2,353	$0	$69,460	$(3,597)
Corporate Bonds & Notes
Banking & Finance	255,607	17,767	0	(210)	0	(8,789)	0	0	264,375	(8,875)
Industrials	67,602	0	(12,433)	(367)	(601)	(1,719)	0	(52,482)	0	0
Utilities	6,400	0	(397)	0	0	(290)	0	(59)	5,654	(274)
Mortgage-Backed Securities	902,831	0	(44,438)	2,625	325	30,815	21,245	(254,509)	658,894	17,406
Asset-Backed Securities	71,349	0	(20,290)	(127)	1,912	(2,973)	0	(32,244)	17,627	(767)
Common Stocks
Financials	0	1,747	0	0	0	(531)	0	0	1,216	(531)
Health Care	177	0	0	0	0	0	0	(177)	0	0

	$1,765,965	$24,026	$(464,315)	$965	$38,252	$(31,794)	$23,598	$(339,471)	$1,017,226	$3,362
Financial Derivative Instruments – Assets
Over the counter	21,842	0	(12,366)	0	(4,284)	(5,192)	0	0	0	0

Totals	$1,787,807	$24,026	$(476,681)	$965	$33,968	$(36,986)	$23,598	$(339,471)	$1,017,226	$3,362

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$7,003	Other Valuation Techniques (3)	—	—
	49,038	Proxy Pricing	Base Price	97.00 - 102.50
	13,419	Third Party Vendor	Broker Quote	48.00 - 99.69
Corporate Bonds & Notes
Banking & Finance	264,375	Reference Instrument	Spread	210.00 bps
Utilities	5,654	Proxy Pricing	Base Price	99.78
Mortgage-Backed Securities	506,833	Proxy Pricing	Base Price	94.97 - 100.25
	152,061	Third Party Vendor	Broker Quote	74.00 - 90.85
Asset-Backed Securities	17,627	Proxy Pricing	Base Price	3.78 - 84.68
Common Stocks
Financials	1,216	Other Valuation Techniques (3)	—	—

Total	$1,017,226

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Inflation Response Multi-Asset Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.7%
CORPORATE BONDS & NOTES 14.4%
BANKING & FINANCE 11.3%
Ally Financial, Inc.
2.750% due 01/30/2017		$1,100	$1,100
3.250% due 09/29/2017		3,400	3,404
Banco Popolare SC
3.500% due 03/14/2019	EUR	4,400	4,909
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (e)		3,600	3,688
Banco Santander Chile
1.915% due 01/19/2016		$3,600	3,598
Bank of America Corp.
4.057% due 10/21/2025	MXN	74,000	4,605
5.750% due 12/01/2017		$400	428
6.400% due 08/28/2017		1,000	1,072
Bank of America N.A.
1.750% due 06/05/2018		1,700	1,691
Bankia S.A.
0.147% due 01/25/2016	EUR	200	217
3.500% due 01/17/2019		7,700	8,820
4.375% due 02/14/2017		200	226
Barclays Bank PLC
7.750% due 04/10/2023		$4,100	4,382
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	200	221
8.000% due 12/15/2020 (e)		800	945
BPCE S.A.
1.156% due 06/17/2017		$3,100	3,095
4.625% due 07/11/2024		2,400	2,339
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	4,000	4,423
Citigroup, Inc.
0.849% due 05/01/2017		$2,800	2,788
2.650% due 10/26/2020		800	795
Citizens Bank N.A.
2.300% due 12/03/2018		900	900
Corp. Andina de Fomento
3.950% due 10/15/2021 (d)	MXN	6,996	405
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$600	601
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (e)		1,500	1,492
Dexia Credit Local S.A.
1.250% due 10/18/2016		5,000	5,007
Ford Motor Credit Co. LLC
0.982% due 09/08/2017		3,000	2,959
1.500% due 01/17/2017		350	347
1.700% due 05/09/2016		250	250
4.207% due 04/15/2016		100	101
6.625% due 08/15/2017		1,600	1,706
Goldman Sachs Group, Inc.
1.712% due 09/15/2020		4,000	4,013
International Lease Finance Corp.
6.750% due 09/01/2016		2,350	2,418
Intesa Sanpaolo SpA
2.375% due 01/13/2017		4,500	4,516
3.125% due 01/15/2016		800	800
JPMorgan Chase Bank N.A.
0.836% due 06/02/2017		7,500	7,476
KBC Bank NV
8.000% due 01/25/2023		1,800	1,967
LBG Capital PLC
15.000% due 12/21/2019	EUR	4,600	7,161
National Bank of Greece S.A.
3.875% due 10/07/2016		600	638
Rabobank Group
8.375% due 07/26/2016 (e)		$2,000	2,064
8.400% due 06/29/2017 (e)		1,900	2,047
Royal Bank of Scotland Group PLC
8.000% due 08/10/2025 (e)		100	106
Royal Bank of Scotland PLC
9.500% due 03/16/2022		1,920	2,083

Volkswagen Bank GmbH
0.306% due 11/27/2017	EUR	700	733

			102,536

INDUSTRIALS 2.6%
Altice Luxembourg S.A.
7.250% due 05/15/2022		5,500	5,613
Chesapeake Energy Corp.
3.571% due 04/15/2019		$2,500	706
CSX Corp.
5.600% due 05/01/2017		50	53
Deutsche Telekom International Finance BV
3.125% due 04/11/2016		100	100
General Motors Co.
3.500% due 10/02/2018		3,000	3,038
Halliburton Co.
3.375% due 11/15/2022		5,900	5,812
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	2,400	2,426
4.500% due 12/06/2016	JPY	100	1
5.014% due 12/27/2017	EUR	300	302
Numericable-SFR S.A.S.
6.000% due 05/15/2022		$2,600	2,528
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		1,300	1,294
2.000% due 04/01/2018		2,000	1,989

			23,862

UTILITIES 0.5%
BellSouth Corp.
4.821% due 04/26/2021		2,100	2,125
Petrobras Global Finance BV
1.990% due 05/20/2016		300	293
2.461% due 01/15/2019		1,400	1,067
2.886% due 03/17/2017		200	184
3.250% due 03/17/2017		500	464

			4,133

Total Corporate Bonds & Notes (Cost $141,645)			130,531

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		180	156

Total Municipal Bonds & Notes (Cost $141)			156

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
3.889% due 02/25/2018 (a)		4,127	243
Fannie Mae, TBA
4.500% due 01/01/2046		5,000	5,399

Total U.S. Government Agencies (Cost $5,772)			5,642

U.S. TREASURY OBLIGATIONS 71.3%
U.S. Treasury Bonds
2.500% due 02/15/2045		1,310	1,173
3.000% due 05/15/2045 (h)		1,400	1,391
3.000% due 05/15/2045†		320	318
3.000% due 11/15/2045 (m)		300	299
U.S. Treasury Floating Rate Notes
0.428% due 10/31/2017†		2,800	2,799
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2016 (m)		323	322
0.125% due 04/15/2017 †		50,570	50,475
0.125% due 04/15/2018 (h)(k)		10,185	10,164
0.125% due 04/15/2019 (h)(k)		64,546	64,151
0.125% due 01/15/2022 (h)(m)		1,051	1,018
0.125% due 07/15/2022 (h)		53,678	52,038
0.125% due 01/15/2023		16,587	15,900
0.125% due 07/15/2024 (h)		15,123	14,356
0.250% due 01/15/2025 (k)		1,807	1,724
0.375% due 07/15/2023		28,316	27,653
0.375% due 07/15/2025 (h)		1,404	1,358
0.625% due 07/15/2021 (k)†		4,220	4,248
0.625% due 07/15/2021 (h)(m)		2,638	2,655
0.625% due 01/15/2024 (h)		20,179	19,943
0.750% due 02/15/2042 (h)		316	277
0.750% due 02/15/2045 (h)		13,290	11,568
1.125% due 01/15/2021 (h)		10,110	10,423

1.250% due 07/15/2020 (h)		8,353	8,686
1.375% due 01/15/2020 (h)		36,510	37,958
1.375% due 02/15/2044 (h)(m)		44,560	45,266
1.375% due 02/15/2044 (k)†		541	549
1.625% due 01/15/2018 (m)		454	468
1.750% due 01/15/2028 (h)		11,029	12,043
2.000% due 01/15/2026		24	27
2.125% due 02/15/2040		990	1,165
2.125% due 02/15/2041 (h)		3,041	3,595
2.375% due 01/15/2017 †		38,678	39,639
2.375% due 01/15/2025 (h)		102,430	116,385
2.375% due 01/15/2027 (h)		7,670	8,862
2.500% due 07/15/2016 (h)		3,144	3,195
2.500% due 01/15/2029 (h)		35,256	41,746
2.500% due 01/15/2029 (k)†		9,581	11,345
3.625% due 04/15/2028		235	307
3.875% due 04/15/2029 (h)		3,284	4,459
U.S. Treasury Notes
0.375% due 01/31/2016 (k)†		2,810	2,810
0.500% due 09/30/2016†		4,100	4,094
1.875% due 10/31/2022 (h)		7,000	6,912
2.125% due 06/30/2022 (h)(m)		4,700	4,726

Total U.S. Treasury Obligations (Cost $662,802)			648,490

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
Banc of America Alternative Loan Trust
1.072% due 12/25/2035 ^		1,573	1,117
Banc of America Commercial Mortgage Trust
5.558% due 06/10/2049		255	263
Banc of America Mortgage Trust
2.791% due 06/25/2035		440	423
2.823% due 08/25/2035 ^		385	353
Bear Stearns Adjustable Rate Mortgage Trust
2.774% due 03/25/2035		102	96
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035		159	160
Commercial Mortgage Trust
2.365% due 02/10/2029		500	503
Countrywide Alternative Loan Trust
2.592% due 10/25/2035 ^		149	136
5.500% due 01/25/2036		683	622
6.000% due 08/25/2036 ^		235	219
6.000% due 04/25/2037		668	589
6.250% due 11/25/2036 ^		188	178
Countrywide Home Loan Mortgage Pass-Through Trust
0.712% due 04/25/2035		665	586
2.561% due 04/20/2035		60	60
6.000% due 05/25/2037 ^		906	819
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		803	492
Deutsche ALT-A Securities, Inc.
0.722% due 04/25/2037		1,214	638
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		651	511
Grifonas Finance PLC
0.319% due 08/28/2039	EUR	599	477
GSR Mortgage Loan Trust
2.806% due 09/25/2035		$64	66
6.000% due 11/25/2035 ^		702	595
IndyMac Mortgage Loan Trust
0.602% due 07/25/2047		1,100	797
JPMorgan Mortgage Trust
2.712% due 06/25/2035		25	25
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		284	291
Lehman Mortgage Trust
5.359% due 01/25/2036 ^		948	887
Marche Mutui SRL
0.339% due 10/27/2065	EUR	146	158
0.342% due 02/25/2055		407	434
2.189% due 01/27/2064		836	921
MASTR Alternative Loan Trust
0.822% due 03/25/2036		$501	124
Merrill Lynch Mortgage Investors Trust
1.904% due 10/25/2035		351	343
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		264	271
5.700% due 09/12/2049		389	405
Morgan Stanley Mortgage Loan Trust
2.217% due 06/25/2036		453	443
New York Mortgage Trust
2.671% due 05/25/2036 ^		412	376
Residential Asset Securitization Trust
0.822% due 01/25/2046 ^		1,582	796

6.250% due 11/25/2036		239	169
Structured Asset Mortgage Investments Trust
0.632% due 05/25/2046		739	583
0.642% due 05/25/2036		902	678
0.702% due 02/25/2036 ^		1,023	798
Thornburg Mortgage Securities Trust
4.405% due 07/25/2036		70	68
WaMu Mortgage Pass-Through Certificates Trust
0.682% due 11/25/2045		64	60
0.712% due 10/25/2045		187	174
2.176% due 11/25/2036 ^		962	841
2.429% due 10/25/2035		3,172	3,058
2.563% due 09/25/2033		29	28
Wells Fargo Mortgage-Backed Securities Trust
2.680% due 12/25/2033		86	86
2.735% due 10/25/2035		175	175
2.744% due 04/25/2036 ^		852	834
2.754% due 11/25/2034		205	206

Total Non-Agency Mortgage-Backed Securities (Cost $23,176)			22,932

ASSET-BACKED SECURITIES 3.3%
Asset-Backed Securities Corp. Home Equity Loan Trust
3.331% due 08/15/2033		168	154
Citigroup Mortgage Loan Trust, Inc.
0.502% due 01/25/2037		519	335
0.562% due 05/25/2037		202	200
Countrywide Asset-Backed Certificates
0.652% due 05/25/2037		1,100	683
0.792% due 06/25/2036		6,160	4,564
First Franklin Mortgage Loan Trust
1.202% due 06/25/2036		4,400	3,213
Four Corners CLO Ltd.
0.590% due 01/26/2020		245	244
Fremont Home Loan Trust
0.662% due 10/25/2036		3,425	1,815
GCAT LLC
4.250% due 10/25/2019		784	784
Goldentree Loan Opportunities Ltd.
1.010% due 10/18/2021		414	413
GSAMP Trust
0.582% due 05/25/2046		235	212
IndyMac Home Equity Loan Trust
0.542% due 09/28/2036		346	345
MASTR Asset-Backed Securities Trust
0.662% due 06/25/2036		368	202
0.802% due 01/25/2036		5,000	3,898
Morgan Stanley ABS Capital, Inc. Trust
0.492% due 10/25/2036		205	113
0.532% due 10/25/2036		28	18
0.552% due 10/25/2036		1,935	1,495
0.572% due 06/25/2036		2,393	1,586
Morgan Stanley Mortgage Loan Trust
0.652% due 02/25/2037		312	171
5.726% due 10/25/2036 ^		322	187
OneMain Financial Issuance Trust
2.430% due 06/18/2024		3,000	2,990
2.470% due 09/18/2024		1,600	1,599
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.922% due 07/25/2035		300	299
Residential Asset Mortgage Products Trust
0.592% due 05/25/2036		14	14
Saxon Asset Securities Trust
1.217% due 03/25/2035 ^		320	292
4.034% due 06/25/2033		33	34
Securitized Asset-Backed Receivables LLC Trust
0.982% due 08/25/2035		261	260
Soundview Home Loan Trust
0.482% due 11/25/2036		169	63
0.702% due 05/25/2036		500	401
Structured Asset Investment Loan Trust
1.142% due 10/25/2035		4,300	3,377
Structured Asset Securities Corp. Mortgage Loan Trust
1.744% due 04/25/2035		65	62
Wood Street CLO BV
0.280% due 03/29/2021	EUR	22	24

Total Asset-Backed Securities (Cost $30,005)			30,047

SOVEREIGN ISSUES 10.9%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		250	254
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,100	1,265
4.900% due 09/15/2021		700	834

Autonomous Community of Madrid
4.125% due 05/21/2024		6,600	8,430
Autonomous Community of Valencia
4.900% due 03/17/2020		2,200	2,749
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	18,500	4,194
0.000% due 01/01/2017 (c)		47,600	10,396
0.000% due 01/01/2019 (c)		9,600	1,534
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		3,870	700
Colombian TES
3.000% due 03/25/2033 (d)	COP	2,191,377	589
France Government International Bond
0.250% due 07/25/2018 (d)	EUR	104	117
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	69,739	4,108
4.000% due 11/08/2046 (d)		13,867	818
4.750% due 06/14/2018		12,795	747
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025	NZD	14,300	9,908
3.000% due 09/20/2030		200	150
Republic of Germany
0.750% due 04/15/2018 (d)	EUR	319	356
Republic of Greece Government International Bond
3.000% due 02/24/2023		50	41
3.000% due 02/24/2024		50	40
3.000% due 02/24/2025		50	39
3.000% due 02/24/2026		50	37
3.000% due 02/24/2027		50	37
3.000% due 02/24/2028		50	36
3.000% due 02/24/2029		50	35
3.000% due 02/24/2030		50	34
3.000% due 02/24/2031		50	34
3.000% due 02/24/2032		50	33
3.000% due 02/24/2033		50	33
3.000% due 02/24/2034		50	32
3.000% due 02/24/2035		50	32
3.000% due 02/24/2036		50	31
3.000% due 02/24/2037		50	30
3.000% due 02/24/2038		50	31
3.000% due 02/24/2039		50	31
3.000% due 02/24/2040		50	31
3.000% due 02/24/2041		50	31
3.000% due 02/24/2042		50	31
4.750% due 04/17/2019		500	500
5.000% due 08/22/2016	JPY	30,200	242
5.250% due 02/01/2016		27,800	223
Slovenia Government International Bond
4.750% due 05/10/2018		$7,700	8,193
5.250% due 02/18/2024		14,200	15,700
5.500% due 10/26/2022		12,800	14,335
5.850% due 05/10/2023		6,000	6,847
United Kingdom Gilt
0.125% due 03/22/2024 (d)	GBP	321	502
0.125% due 03/22/2044 (d)		214	391
0.125% due 03/22/2046 (d)		1,792	3,316
0.125% due 03/22/2058 (d)		81	171
0.125% due 03/22/2068 (d)		166	393
0.375% due 03/22/2062 (d)		341	828

Total Sovereign Issues (Cost $104,255)			99,469

	SHARES
COMMON STOCKS 1.1%
FINANCIALS 0.9%
Bank of America Corp.		49,860	839
Citigroup, Inc. (j)		15,493	802
Fifth Third Bancorp		40,644	817
JPMorgan Chase & Co.		12,728	840
M&T Bank Corp.		6,588	798
PartnerRe Ltd.		9,532	1,332
PNC Financial Services Group, Inc.		8,818	840
U.S. Bancorp (j)		19,186	819
Wells Fargo & Co.		15,206	827

			7,914

INDUSTRIALS 0.2%
Precision Castparts Corp.		6,761	1,569

Total Common Stocks (Cost $9,168)			9,483

EXCHANGE-TRADED FUNDS 1.8%
Vanguard FTSE Emerging Markets ETF	158,334	5,179
Vanguard REIT ETF	143,050	11,405

Total Exchange-Traded Funds (Cost $16,831)		16,584

REAL ESTATE INVESTMENT TRUSTS 5.8%
FINANCIALS 5.8%
Alexandria Real Estate Equities, Inc.	8,703	786
American Capital Agency Corp.	524,647	9,097
Annaly Capital Management, Inc.	318,000	2,983
Apartment Investment & Management Co. ‘A’	32,127	1,286
AvalonBay Communities, Inc.	13,404	2,468
Boston Properties, Inc.	17,724	2,260
Camden Property Trust	31,642	2,429
DCT Industrial Trust, Inc.	42,333	1,582
Digital Realty Trust, Inc.	13,898	1,051
EastGroup Properties, Inc.	13,809	768
Equity Residential	33,027	2,695
Essex Property Trust, Inc.	11,444	2,740
Extra Space Storage, Inc.	16,942	1,494
Federal Realty Investment Trust	11,034	1,612
First Industrial Realty Trust, Inc.	35,836	793
General Growth Properties, Inc.	46,946	1,277
Host Hotels & Resorts, Inc.	61,579	945
Kilroy Realty Corp.	11,991	759
LaSalle Hotel Properties	28,879	727
Macerich Co.	15,223	1,228
Pennsylvania Real Estate Investment Trust	47,222	1,033
ProLogis, Inc.	55,592	2,386
Public Storage	12,656	3,135
Simon Property Group, Inc.	17,098	3,325
SL Green Realty Corp.	6,813	770
Sunstone Hotel Investors, Inc. (j)	84,643	1,057
UDR, Inc.	55,010	2,067

Total Real Estate Investment Trusts (Cost $52,975)		52,753

SHORT-TERM INSTRUMENTS 5.0%
REPURCHASE AGREEMENTS (g) 1.6%		14,562

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 1.6%
Fannie Mae
0.208% due 01/14/2016†	$14,600	14,599

U.S. TREASURY BILLS 1.8%
0.212% due 01/07/2016 - 06/30/2016 (b)(h)(k)(m)†	16,489	16,486

Total Short-Term Instruments (Cost $45,646)		45,647

Total Investments in Securities (Cost $1,092,416)		1,061,734

	SHARES
INVESTMENTS IN AFFILIATES 14.9%
MUTUAL FUNDS (f) 11.1%
PIMCO Emerging Markets Currency Fund	12,113,430	101,268

Total Mutual Funds (Cost $124,089)		101,268

SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short-Term Floating NAV Portfolio III	3,453,355	34,098

Total Short-Term Instruments (Cost $34,216)	34,098

Total Investments in Affiliates (Cost $158,305)	135,366

Total Investments 131.6% (Cost $1,250,721)	$1,197,100
Financial Derivative Instruments (i)(l) 1.7% (Cost or Premiums, net $351)	15,022
Other Assets and Liabilities, net (33.3%)	(302,389)

Net Assets 100.0%	$909,733

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VII, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
NOM	0.500%	†	12/31/2015	01/04/2016	$13,000	U.S. Treasury Notes 2.125% due 05/15/2025	$(13,279)	$13,000	$13,001
SSB	0.010	†	12/31/2015	01/04/2016	1,562	Fannie Mae 2.170% due 10/17/2022	(1,593)	1,562	1,562

Total Repurchase Agreements							$(14,872)	$14,562	$14,563

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.450%	10/07/2015	04/07/2016	$(27,273)	$(27,303)
	0.600	11/19/2015	01/06/2016	(7,805)	(7,811)
	0.600	11/19/2015	01/22/2016	(4,299)	(4,299)
	0.600	11/23/2015	01/22/2016	(31,465)	(31,487)
	0.650	11/24/2015	01/25/2016	(1,209)	(1,210)
BSN	0.340	10/13/2015	01/13/2016	(10,480)	(10,489)
	0.410	11/03/2015	01/05/2016	(19,546)	(19,560)
	0.430	11/04/2015	01/05/2016	(25,044)	(25,062)
	0.430	11/16/2015	01/05/2016	(2,006)	(2,007)
	0.450	11/05/2015	01/06/2016	(1,730)	(1,731)
DEU	0.450	01/04/2016	01/21/2016	(6,930)	(6,930)
GRE	0.500	01/04/2016	02/04/2016	(43,074)	(43,074)
	0.520	01/04/2016	02/04/2016	(3,029)	(3,030)
	0.580	11/19/2015	01/19/2016	(14,303)	(14,313)
	0.580	11/25/2015	01/19/2016	(27,545)	(27,562)
	0.650	11/23/2015	01/04/2016	(65,670)	(65,720)

Total Reverse Repurchase Agreements					$(291,588)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	0.370%	10/09/2015	01/07/2016	$(724)	$(723)
TDM	0.350	10/09/2015	01/11/2016	(724)	(724)

Total Sale-Buyback Transactions					$(1,447)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(305,093) at a weighted average interest rate of 0.304%.
(3)	Payable for sale-buyback transactions includes ($2) of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2046	$14,000	$(13,993)	$(13,996)
Fannie Mae, TBA	3.500	02/01/2046	26,000	(26,708)	(26,763)
Fannie Mae, TBA	4.000	01/01/2046	10,000	(10,606)	(10,580)
Fannie Mae, TBA	4.000	02/01/2046	10,000	(10,557)	(10,560)
Fannie Mae, TBA	4.500	01/01/2046	13,000	(14,036)	(14,038)
Fannie Mae, TBA	4.500	02/01/2046	5,000	(5,387)	(5,391)

Total Short Sales				$(81,287)	$(81,328)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $288,498 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYM Natural Gas April Futures †	$2.600	03/28/2016	32	$29	$40
Call - NYM Natural Gas April Futures †	2.700	03/28/2016	33	27	32
Call - NYM Natural Gas April Futures †	3.000	03/28/2016	504	355	221
Call - NYMEX Brent Crude Spread February Futures †	71.500	02/29/2016	13	40	0
Call - NYMEX Brent Crude Spread February Futures †	87.000	02/29/2016	20	27	0
Call - NYMEX Brent Crude Spread February Futures †	71.500	03/31/2016	13	40	0
Call - NYMEX Brent Crude Spread January Futures †	71.500	01/29/2016	13	40	0
Call - NYMEX Brent Crude Spread January Futures †	87.000	01/29/2016	20	27	0
Call - NYMEX Brent Crude Spread March Futures †	87.000	03/31/2016	20	27	0
Call - NYMEX Natural Gas June Futures †	2.650	05/25/2016	126	154	202
Call - NYMEX Natural Gas June Futures †	2.700	05/25/2016	62	68	89
Call - NYMEX Natural Gas June Futures †	2.800	05/25/2016	62	52	71
Call - NYMEX WTI Crude March Futures †	45.000	02/17/2016	47	27	22

				$913	$677

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares U.S. Real Estate Index Fund	$64.000	01/15/2016	5,700	$667	$12

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$109.000	02/19/2016	1,499	$13	$12
Call - CBOT U.S. Treasury 10-Year Note March Futures	148.000	02/19/2016	127	1	2
Call - CBOT U.S. Treasury 30-Year Note March Futures	200.000	02/19/2016	153	1	2
Put - CBOT U.S. Treasury Ultra Long-Term Bond March Futures	100.000	02/19/2016	16	0	0

				$15	$16

Total Purchased Options				$1,595	$705

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price		Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYM Natural Gas March Futures †	$2.600		02/24/2016	32	$(31)	$(34)
Call - NYM Natural Gas March Futures †	2.700		02/24/2016	33	(31)	(27)
Call - NYM Natural Gas March Futures †	3.000		02/24/2016	504	(486)	(191)
Call - NYMEX Crude February Futures †	—	(1)	01/19/2016	92	(11)	(1)
Call - NYMEX Crude March Futures †	—	(1)	02/19/2016	92	(11)	(1)
Put - NYMEX Natural Gas February Futures †	1.900		01/26/2016	94	(16)	(23)
Put - NYMEX Natural Gas February Futures †	1.950		01/26/2016	47	(23)	(14)
Put - NYMEX Natural Gas February Futures †	2.000		01/26/2016	48	(13)	(18)
Call - NYMEX Natural Gas February Futures †	2.600		01/26/2016	94	(52)	(54)
Call - NYMEX Natural Gas February Futures †	2.700		01/26/2016	48	(20)	(20)
Call - NYMEX Natural Gas March Futures †	2.450		02/24/2016	126	(150)	(200)
Call - NYMEX Natural Gas March Futures †	2.600		02/24/2016	62	(56)	(66)
Call - NYMEX Natural Gas March Futures †	2.700		02/24/2016	62	(43)	(51)
Call - NYMEX New York Harbor ULSD Financial February Futures †	2.100		02/29/2016	13	(48)	0
Call - NYMEX New York Harbor ULSD Financial February Futures †	250.000		02/29/2016	20	(35)	0
Call - NYMEX New York Harbor ULSD Financial January Futures †	2.100		01/29/2016	13	(48)	0
Call - NYMEX New York Harbor ULSD Financial January Futures †	250.000		01/29/2016	20	(35)	0
Call - NYMEX New York Harbor ULSD Financial March Futures †	2.100		03/31/2016	13	(48)	0
Call - NYMEX New York Harbor ULSD Financial March Futures †	250.000		03/31/2016	20	(35)	0
Put - NYMEX WTI Crude March Futures †	33.000		02/17/2016	47	(27)	(31)
Call - NYMEX WTI Crude March Futures †	42.000		02/17/2016	9	(10)	(9)

					$(1,229)	$(740)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,925.000	01/15/2016	44	$(58)	$(16)

Total Written Options				$(1,287)	$(756)

(1)	Strike Price determined when exercised based on predetermined terms.

Futures Contracts:

					Variation Margin (2)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum April Futures †	Short	04/2016	72	$55	$0	$0
Arabica Coffee May Futures †	Short	05/2016	31	(20)	0	(36)
Brent Crude February Futures †	Long	01/2016	10	10	8	0
Brent Crude December Futures †	Long	10/2016	1,455	(13,146)	1,266	0
Brent Crude December Futures †	Short	10/2017	13	0	0	(10)
Brent Crude July Futures †	Long	05/2016	39	(345)	32	0
Brent Crude June Futures †	Short	04/2016	288	1,699	0	(236)
Brent Crude June Futures †	Short	04/2017	892	5,781	0	(740)
Brent Crude June Futures †	Short	04/2018	159	1,358	0	(111)
Brent Crude March Futures †	Long	01/2016	180	(138)	144	0
Brent Crude March Futures †	Short	01/2017	248	3,665	0	(211)
Brent Crude March Futures †	Long	01/2018	256	(1,532)	189	0
Brent Crude May Futures †	Short	03/2016	26	105	0	(21)
Brent Crude September Futures †	Long	07/2016	332	(1,367)	282	0
Brent Dubai Swap April Futures †	Short	04/2016	26	3	0	0
Brent Dubai Swap February Futures †	Short	02/2016	26	(2)	0	0
Brent Dubai Swap January Futures †	Short	01/2016	26	(3)	0	0
Brent Dubai Swap June Futures †	Short	06/2016	26	10	0	0
Brent Dubai Swap March Futures †	Short	03/2016	26	0	0	0
Brent Dubai Swap May Futures †	Short	05/2016	26	6	0	0
Call Options Strike @ EUR 169.500 on Euro-Bund 10-Year Bond March Futures	Long	02/2016	84	0	0	0
Call Options Strike @ USD 44.000 on Brent Crude April Futures †	Long	02/2016	9	(2)	2	0
Call Options Strike @ USD 99.250 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	177	13	1	0
Cattle Feeder April Futures †	Long	04/2016	8	15	5	0
Cattle Feeder August Futures †	Short	08/2016	8	(13)	0	(4)
Cattle Feeder March Futures †	Long	03/2016	8	17	8	0
Cattle Feeder May Futures †	Short	05/2016	8	(13)	0	(4)
Chicago Ethanol (Platts) Futures †	Long	01/2016	12	(48)	8	0
Chicago Ethanol (Platts) Futures †	Long	12/2016	72	(95)	38	0
Cocoa March Futures †	Short	03/2016	254	166	46	0
Cocoa March Futures †	Long	03/2017	241	(115)	0	(43)
Cocoa May Futures †	Long	05/2016	1	0	0	0
Cocoa September Futures †	Long	09/2016	12	(11)	0	(2)
Copper April Futures †	Long	04/2016	31	(12)	0	0
Corn December Futures †	Short	12/2016	220	114	3	0
Corn July Futures †	Short	07/2016	98	119	5	0
Corn March Futures †	Short	03/2016	27	13	0	0
Corn May Futures †	Short	05/2016	168	152	6	0
Cotton No. 2 May Futures †	Long	05/2016	9	(1)	0	(3)
E-mini S&P 500 Index March Futures	Short	03/2016	265	(150)	254	0
Euro STOXX 50 March Futures	Long	03/2016	175	26	0	(32)
Euro-Bund 10-Year Bond March Futures	Short	03/2016	117	(50)	0	(5)
Gas Oil April Futures †	Short	04/2016	29	52	13	0
Gas Oil December Futures †	Long	12/2016	347	(867)	0	(122)
Gas Oil December Futures †	Long	12/2017	121	(213)	0	(30)
Gas Oil June Futures †	Short	06/2016	113	339	42	0
Gas Oil June Futures †	Short	06/2017	355	750	107	0
Gold 100 oz. April Futures †	Long	04/2016	5	(15)	0	0
Gold 100 oz. February Futures †	Long	02/2016	227	7	9	0
Hang Seng China Enterprises Index January Futures	Long	01/2016	59	(93)	2	(51)
Hard Red Spring Wheat March Futures †	Long	03/2016	112	(188)	6	0
Hard Red Spring Wheat May Futures †	Long	05/2016	121	(106)	6	0
Hard Red Winter Wheat July Futures †	Long	07/2016	124	(64)	17	0
Hard Red Winter Wheat March Futures †	Long	03/2016	189	(288)	28	0
Henry Hub Natural Gas Swap April Futures †	Short	03/2016	269	223	0	(61)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	25	9	4	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	4	(7)	1	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2017	5	4	1	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2016	6	4	1	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	269	(201)	56	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	1	(1)	0	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2017	6	4	1	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	25	(2)	5	0
Lead April Futures †	Long	04/2016	19	24	0	0
Live Cattle April Futures †	Short	04/2016	326	(850)	10	0
Live Cattle August Futures †	Long	08/2016	303	512	15	0
Live Cattle June Futures †	Long	06/2016	23	11	0	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2016	59	(57)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2016	27	(26)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2016	27	(25)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2016	59	(54)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2016	59	(44)	5	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2016	27	(27)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2016	59	(51)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2016	59	(57)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2016	59	(54)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2016	27	(25)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2016	27	(25)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2016	27	(24)	0	0
Natural Gas April Futures †	Short	03/2016	496	(901)	0	(451)
Natural Gas April Futures †	Long	03/2017	361	(489)	152	0
Natural Gas December Futures †	Long	11/2016	316	240	215	0
Natural Gas July Futures †	Long	06/2016	233	39	193	0
Natural Gas June Futures †	Long	05/2016	201	(584)	175	0
Natural Gas March Futures †	Short	02/2017	361	571	0	(209)
Natural Gas May Futures †	Short	04/2016	36	(82)	0	(31)
Natural Gas October Futures †	Short	09/2016	316	(311)	0	(247)
New York Harbor ULSD April Futures †	Short	03/2016	35	233	0	(16)
New York Harbor ULSD February Futures †	Short	01/2016	49	(27)	0	(27)
New York Harbor ULSD June Futures †	Short	05/2016	287	612	0	(130)
New York Harbor ULSD March Futures †	Long	02/2016	287	(559)	145	0
Nickel April Futures †	Long	04/2016	25	22	0	0
Nikkei Index 400 March Futures	Long	03/2016	323	(60)	7	0
Platinum April Futures †	Long	04/2016	210	241	216	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	626	5	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	626	(25)	3	0
Put Options Strike @ USD 37.000 on Brent Crude June Futures †	Short	04/2016	79	(17)	18	0
Put Options Strike @ USD 98.625 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2016	177	15	5	0
Put Options Strike @ USD 98.625 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	177	(5)	0	(2)
RBOB Gasoline April Futures †	Long	03/2016	367	(668)	388	0
RBOB Gasoline August Futures †	Short	07/2016	118	522	0	(103)
RBOB Gasoline February Futures †	Long	01/2016	45	52	52	0
RBOB Gasoline June Futures †	Short	05/2016	59	113	0	(55)
RBOB Gasoline March Futures †	Short	02/2016	85	(3)	0	(93)
RBOB Gasoline May Futures †	Short	04/2016	249	567	0	(242)
RBOB Gasoline November Futures †	Short	10/2016	75	242	0	(57)
RBOB Gasoline October Futures †	Short	09/2016	14	(34)	0	(11)
RBOB Gasoline September Futures †	Long	08/2016	89	(207)	76	0
Silver May Futures †	Short	05/2016	4	8	1	0
Soybean November Futures †	Long	11/2016	27	4	0	(7)
Soybean Oil December Futures †	Long	12/2016	28	28	0	(6)
Soybean Oil July Futures †	Long	07/2016	17	21	0	(3)
Soybean Oil March Futures †	Short	03/2016	32	4	6	0
Soybean Oil May Futures †	Short	05/2016	13	5	3	0
Sugar No. 11 July Futures †	Long	06/2016	1,525	887	273	0
Sugar No. 11 March Futures †	Short	02/2016	1,525	(739)	0	(154)
Sugar No. 11 May Futures †	Long	04/2016	125	34	22	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	1,386	(398)	195	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	246	77	0	(73)
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	128	28	0	(64)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	16	11	16	0
Wheat July Futures †	Short	07/2016	124	71	2	0
Wheat March Futures †	Short	03/2016	301	468	0	(4)
Wheat May Futures †	Short	05/2016	186	182	0	0
WTI Crude December Futures †	Long	11/2016	56	(34)	52	0
WTI Crude December Futures †	Short	11/2016	163	24	0	(165)
WTI Crude December Futures †	Short	11/2017	961	1,607	5	(628)
WTI Crude December Futures †	Short	11/2018	43	151	0	(36)
WTI Crude June Futures †	Short	05/2016	966	5,943	0	(767)
WTI Crude June Futures †	Long	05/2017	1,068	(2,364)	876	0
WTI Crude June Futures †	Short	05/2018	917	2,594	0	(559)
WTI Crude March Futures †	Short	02/2016	631	1,779	0	(334)
WTI Crude March Futures †	Long	02/2017	178	(1,900)	157	0
WTI Crude March Futures †	Long	02/2018	1,094	(3,439)	700	0
WTI Crude September Futures †	Long	08/2016	710	(6,325)	647	0
WTI-Brent April Futures †	Short	04/2016	26	11	0	(19)
Zinc April Futures †	Long	04/2016	16	22	0	0

Total Futures Contracts				$(6,899)	$7,226	$(6,215)

(2)	Unsettled variation margin liability of $(1) for closed futures is outstanding at period end.

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection(3)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$3,000	$42	$5	$5	$0

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR †	0.680%	09/14/2016		$4,100	$1	$1	$0	$0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		51,500	(377)	(59)	0	(11)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		23,700	(322)	256	0	(37)
Receive	3-Month USD-LIBOR	3.000	09/16/2025		11,200	(140)	(107)	0	(24)
Receive	3-Month USD-LIBOR	2.225	09/16/2025		2,000	(18)	(18)	0	(7)
Receive	3-Month USD-LIBOR	2.350	10/02/2025		8,400	(156)	(102)	0	(31)
Receive	3-Month USD-LIBOR	2.800	10/28/2025		217,300	(692)	(106)	0	(453)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		4,200	(129)	(193)	0	(18)
Receive	3-Month USD-LIBOR †	2.250	06/15/2026		28,200	124	171	0	(110)
Receive	3-Month USD-LIBOR	2.670	07/13/2045		3,830	(54)	(116)	0	(32)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		17,400	(351)	(897)	0	(147)
Receive	3-Month USD-LIBOR	2.750	12/14/2046		8,900	(1)	48	0	(74)
Receive	6-Month GBP-LIBOR	1.500	03/16/2018	GBP	11,300	(105)	22	6	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		17,150	(503)	(300)	185	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022	MXN	23,800	(13)	0	3	0
Pay	28-Day MXN-TIIE	5.910	11/25/2022		21,900	(4)	(3)	3	0

						$(2,740)	$(1,403)	$197	$(944)

Total Swap Agreements						$(2,698)	$(1,398)	$202	$(944)

(j)	Securities with an aggregate market value of $2,271 have been pledged as collateral as of December 31, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(k)	Securities with an aggregate market value of $24,158 and cash of $4,155 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016		NZD	16,317		$10,639	$0	$(521)
	02/2016		THB	4,113		115	0	0
	02/2016		TWD	102,014		3,144	52	0
	03/2016			$107	MXN	1,836	0	(1)
	10/2016		BRL	5,100		$1,294	117	0
BPS	01/2016			$11,208	NZD	16,317	0	(48)
	02/2016		AUD	480		$346	0	(3)
	02/2016		NZD	16,317		11,189	47	0
	10/2016		BRL	3,100		747	31	0
	01/2017			6,300		1,451	32	0
BRC	01/2016			$5,718	INR	385,984	100	0
	01/2016			717	PHP	34,204	12	0
	02/2016			2,830	SGD	3,991	0	(20)
	03/2016			1,009	MXN	17,388	0	(5)
CBK	01/2016		BRL	6,207		$1,859	290	0
	01/2016		TRY	321		112	2	0
	01/2016			$3,179	BRL	12,415	0	(41)
	01/2016			20,749	EUR	19,112	21	0
	01/2016			2,097	MYR	9,131	19	0
	02/2016		CZK	42,181		$1,717	19	0
	02/2016		GBP	2,733		4,080	50	0
	02/2016			$7,156	EUR	6,524	0	(59)
	02/2016			1,831	INR	123,781	26	0
	04/2016			725	CLP	530,498	16	0
	10/2016		BRL	2,400		$581	27	0
DUB	01/2016			178,976		45,682	443	0
	01/2016		KRW	4,954,020		4,237	24	0
	01/2016			$47,386	BRL	178,976	0	(2,147)
	01/2016			2,077	TRY	6,200	40	0
	02/2016			44,336	BRL	175,426	0	(430)
	01/2017		BRL	7,800		$1,803	47	0
FBF	01/2016			2,729		699	9	0
	01/2016			$700	BRL	2,729	0	(10)
	02/2016			367	IDR	5,305,693	11	0
GLM	01/2016		BRL	71		$19	1	0
	01/2016		JPY	583,512		4,777	0	(78)
	01/2016			$18	BRL	71	0	0
	03/2016			2,132	PLN	8,417	11	0
	05/2016			2,137	HUF	627,446	21	0
	01/2017		BRL	17,300		$4,047	153	0
HUS	01/2016			51		13	0	0
	01/2016		EUR	66,656		71,034	0	(1,405)
	01/2016			$13	BRL	51	0	0
	01/2016			5,077	CNY	33,191	0	(6)
	02/2016		COP	1,807,083		$616	49	0
	02/2016	†	GBP	1,199		1,811	43	0
	02/2016		HKD	49,285		6,362	0	0
	02/2016			$7,392	GBP	4,894	0	(177)
	02/2016			2,493	THB	90,493	18	0
JPM	01/2016		CAD	5,314		$3,988	147	0
	01/2016		CNH	9,719		1,501	27	0
	01/2016		EUR	21,543		23,736	324	0
	01/2016		KRW	1,712,972		1,476	19	0
	01/2016			$10,786	GBP	7,268	0	(71)
	01/2016			3,645	KRW	4,329,201	37	0
	02/2016		AUD	912		$641	0	(23)
	02/2016		GBP	7,268		10,786	71	0
	02/2016			$2,716	GBP	1,802	0	(60)
	02/2016			3,598	JPY	442,800	89	0
	02/2016			1,004	NZD	1,540	47	0
	02/2016			2,212	TWD	72,844	0	(5)
	03/2016			471	PEN	1,610	0	(4)
	03/2016			3,900	RUB	283,613	0	(88)
	04/2016		BRL	188,677		$58,460	12,195	0
	10/2016			7,900		1,961	138	0
	01/2017			16,200		3,811	164	0
MSB	01/2016		CNH	17,007		2,582	3	0
	01/2016		GBP	7,268		10,958	243	0
	01/2016		JPY	18,900		155	0	(2)
	01/2016			$4,975	JPY	602,412	37	0
	02/2016		GBP	622		$943	26	0
	02/2016		JPY	602,412		4,978	0	(37)
	02/2016	†		$4,531	CAD	6,033	0	(170)
	02/2016			409	COP	1,374,342	22	0
	02/2016			778	ILS	3,026	0	0
	02/2016			1,220	THB	43,863	0	(3)
	03/2016			927	ZAR	14,078	0	(28)
NGF	03/2016		MXN	220,522		$12,650	0	(83)
SCX	01/2016		MYR	1,538		350	0	(6)
	02/2016		SGD	5,823		4,136	36	0
	03/2016			$1,118	HUF	323,898	0	(3)
	05/2016			177	ZAR	2,637	0	(11)
	10/2016		CNH	17,263		$2,644	89	0
UAG	01/2016		CNY	3,219		503	11	0
	01/2016			$75,467	EUR	69,087	0	(387)
	01/2016			1,345	INR	88,897	0	(5)
	02/2016		EUR	68,393		$74,758	381	0
	05/2016			$2,008	PLN	7,997	26	0

Total Forward Foreign Currency Contracts							$15,863	$(5,937)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC EUR versus USD	$1.290	02/26/2016	EUR	5,200	$1	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC 5-Year Interest Rate Swap (Effective 12/05/2021)	3-Month USD-LIBOR	Receive	3.400%	12/05/2016	$11,600	$85	$52
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	01/05/2016	40,500	26	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	37,900	30	3
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	37,400	34	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	163,300	172	12
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016	46,800	84	107
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	5,000	700	507
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016	97,800	83	2

							$1,214	$684

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
CIB	Call - OTC Natural Gas June Futures †	$2.650	05/25/2016	$630	$76	$101
JPM	Put - OTC Copper June Futures †	4,200.000	06/01/2016	1	167	127

					$243	$228

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 1,957.950	10Y USD CMS 2.6425	11/18/2016		$9	$224	$149
JPM	Put - OTC EURO STOXX 50 Index D&I @ 3,378.790	EURUSD 1.02	11/18/2016	EUR	5	222	102

						$446	$251

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae 3.500% due 01/01/2046	$120.000	01/06/2016	$5,000	$0	$0
MYI	Call - OTC Fannie Mae 3.000% due 02/01/2046	109.000	02/04/2016	29,000	1	0
	Call - OTC Fannie Mae 3.500% due 01/01/2046	113.000	01/06/2016	27,000	1	0
	Call - OTC Fannie Mae 3.500% due 01/01/2046	112.000	02/04/2016	12,000	0	0
	Call - OTC Fannie Mae 4.000% due 01/01/2046	114.000	01/06/2016	3,000	0	0
	Call - OTC Fannie Mae 4.000% due 02/01/2046	113.375	02/04/2016	17,000	1	0
	Call - OTC Fannie Mae 4.500% due 01/01/2046	115.188	01/06/2016	13,000	1	0

					$4	$0

Total Purchased Options					$1,908	$1,163

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100%	01/20/2016	$1,200	$(2)	$0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	02/17/2016	1,100	(3)	(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.200	02/17/2016	1,200	(3)	(1)

						$(8)	$(2)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC USD versus BRL	BRL	3.700	01/14/2016	$7,400	$(123)	$(8)
FBF	Call - OTC USD versus BRL		4.000	03/17/2016	3,200	(136)	(157)

						$(259)	$(165)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$200	$(2)	$(1)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	900	(1)	0
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	2,200	(100)	(56)
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	700	(5)	(1)
	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	04/10/2020	5,400	0	29
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	5,400	0	(1)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	7,200	(81)	(95)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	3,200	(59)	(50)

						$(248)	$(175)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 12/05/2021)	3-Month USD-LIBOR	Receive	2.400%	12/05/2016	$11,600	$(92)	$(73)
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 01/21/2021)	3-Month USD-LIBOR	Receive	2.500	01/19/2016	10,200	(41)	(4)
	Put - OTC 5-Year Interest Rate Swap (Effective 01/21/2021)	3-Month USD-LIBOR	Pay	3.000	01/19/2016	10,200	(37)	(3)
	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500	02/18/2016	21,500	(69)	(33)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	20,900	(78)	(32)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017	21,000	(700)	(360)
NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	5,600	(22)	(8)
RYL	Call - OTC 5-Year Interest Rate Swap (Effective 01/27/2021)	3-Month USD-LIBOR	Receive	2.500	01/25/2016	8,600	(31)	(5)

							$(1,070)	$(518)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CIB	Call - OTC Natural Gas March Futures †	$2.450	02/24/2016	$630	$(72)	$(100)
DEU.	Put - OTC Natural Gas February Futures †	2.000	01/26/2016	660	(30)	(24)

					$(102)	$(124)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC SPGCENP Index †	1.416	02/04/2016	$3,100	$(12)	$0
	Call - OTC SPGCENP Index †	2.264	02/04/2016	1,900	(3)	0
	Call - OTC SPGCENP Index †	1.402	02/16/2016	3,710	(14)	0
	Call - OTC SPGCICP Index †	0.808	02/04/2016	10,800	(42)	0
	Call - OTC SPGCICP Index †	0.974	02/16/2016	7,500	(30)	0
	Call - OTC SPGCICP Index †	0.903	03/11/2016	5,701	(22)	0

					$(123)	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Call - OTC Fannie Mae 3.500% due 02/01/2046	$104.031	02/04/2016	$7,000	$(9)	$(8)
JPM	Put - OTC Fannie Mae 3.500% due 01/01/2046	102.602	01/06/2016	3,000	(8)	(1)
	Call - OTC Fannie Mae 3.500% due 01/01/2046	103.281	01/06/2016	13,000	(34)	(14)
	Call - OTC Fannie Mae 3.500% due 01/01/2046	103.492	01/06/2016	14,000	(32)	(6)
	Call - OTC Fannie Mae 3.500% due 01/01/2046	103.531	01/06/2016	3,200	(10)	(1)
	Call - OTC Fannie Mae 3.500% due 02/01/2046	103.359	02/04/2016	2,000	(4)	(6)
	Call - OTC Fannie Mae 3.500% due 02/01/2046	103.625	02/04/2016	5,000	(17)	(11)

					$(114)	$(47)

Total Written Options					$(1,924)	$(1,031)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EURMARGIN 1Q16 †	$6.900	03/31/2016	28,200	$(1)	$13	$12	$0
	Receive	EURMARGIN 2Q3Q16 †	6.630	09/30/2016	216,000	27	146	173	0
	Receive	EURMARGIN 4Q16 †	4.850	12/31/2016	261,000	0	(61)	0	(61)
	Receive	EURMARGIN CAL16 †	6.400	12/31/2016	363,600	(31)	65	34	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	81,600	0	(42)	0	(42)
	Receive	EUROBOBCO 2Q3Q16 †	9.000	09/30/2016	60,000	0	379	379	0
	Receive	EURTOP 1Q16 †	2.070	03/31/2016	214,500	0	(101)	0	(101)
	Pay	GOLDLNPM Index †	1,103.500	09/14/2016	3,700	(66)	216	150	0
	Receive	PLTMLNPM Index †	960.100	09/14/2016	3,700	36	(277)	0	(241)
CBK	Pay	DTDBRTCO 1Q16 †	1.050	03/31/2016	15,000	0	3	3	0
	Receive	HSFOCO 1Q16 †	13.950	03/31/2016	4,500	0	(7)	0	(7)
	Receive	JETNWECO 1Q16 †	13.570	03/31/2016	7,500	0	(38)	0	(38)
	Receive	NAPCO 1Q16 †	7.250	03/31/2016	3,000	0	34	34	0
GST	Receive	EURMARGIN CAL16 †	5.700	12/31/2016	54,000	0	43	43	0
	Receive	EURTOP 1Q16 †	1.940	03/31/2016	24,000	0	(8)	0	(8)
	Receive	EURTOP 1Q16 †	2.040	03/31/2016	6,000	0	(3)	0	(3)
	Receive	EURTOP 1Q16 †	2.100	03/31/2016	21,000	0	(10)	0	(10)
	Receive	EURTOP 1Q16 †	2.130	03/31/2016	12,000	0	(6)	0	(6)
	Receive	EURTOP 1Q16 †	2.150	03/31/2016	10,500	0	(6)	0	(6)
	Receive	EURTOP 1Q16 †	2.210	03/31/2016	12,000	0	(7)	0	(7)
	Pay	GOLDLNPM Index †	1,153.850	01/06/2016	2,000	0	187	187	0
	Pay	GOLDLNPM Index †	1,154.880	01/11/2016	900	0	85	85	0
	Receive	PLTMLNPM Index †	1,021.300	01/06/2016	2,000	0	(259)	0	(259)
	Receive	PLTMLNPM Index †	1,032.380	01/11/2016	900	0	(127)	0	(127)
JPM	Pay	EURMARGIN 1Q16 †	6.850	03/31/2016	11,400	0	4	4	0
	Receive	EURMARGIN CAL16 †	6.500	12/31/2016	12,000	(9)	9	0	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	31,200	0	(16)	0	(16)
	Receive	EUROBOBCO 2Q3Q16 †	8.900	09/30/2016	42,000	0	270	270	0
	Receive	EUROBOBCO 2Q3Q16 †	8.950	09/30/2016	30,000	0	191	191	0
MAC	Receive	CUAC 1Q16 †	25.750	03/31/2016	537,000	0	96	96	0
	Receive	CUAC 1Q16 †	28.000	03/31/2016	894,000	0	140	140	0
	Receive	CUAC 1Q16 †	29.000	03/31/2016	894,000	0	131	131	0
	Receive	CUAC 1Q16 †	36.250	03/31/2016	462,000	0	34	34	0
	Receive	CUAC 1Q16 †	36.750	03/31/2016	267,000	0	18	18	0
	Receive	CUAC 1Q16 †	37.000	03/31/2016	270,000	0	18	18	0
	Receive	CUAC 1Q16 †	39.000	03/31/2016	270,000	0	13	13	0
	Receive	CUAC 4Q16 †	36.250	12/30/2016	1,680,000	(12)	18	6	0
	Receive	CUAC F6 †	45.850	01/29/2016	294,000	0	(10)	0	(10)
MYC	Pay	EURMARGIN 1Q16 †	6.830	03/31/2016	28,800	0	10	10	0
	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	133,200	0	(59)	0	(59)
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	103,200	0	(48)	0	(48)

						$(56)	$1,038	$2,031	$(1,049)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	12/20/2019	1.866%		$3,100	$(73)	$(27)	$0	$(100)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	980	(8)	6	0	(2)
BRC	Indonesia Government International Bond	1.000	12/20/2019	1.866		$900	(21)	(8)	0	(29)
HUS	Indonesia Government International Bond	1.000	12/20/2019	1.866		100	(2)	(1)	0	(3)

							$(104)	$(30)	$0	$(134)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	1,100	$0	$65	$65	$0
	Receive	3-Month USD-CPURNSA Index †	0.445	09/09/2016		$19,000	0	47	47	0
	Receive	3-Month USD-CPURNSA Index †	0.425	09/09/2016		19,000	0	51	51	0
	Receive	3-Month USD-CPURNSA Index †	0.435	09/11/2016		19,000	0	49	49	0
	Receive	3-Month USD-CPURNSA Index †	0.435	09/14/2016		12,900	0	33	33	0
	Receive	3-Month USD-CPURNSA Index †	0.410	09/14/2016		17,100	0	48	48	0
	Receive	3-Month USD-CPURNSA Index †	0.415	09/23/2016		41,000	0	113	113	0
	Receive	3-Month USD-CPURNSA Index †	0.400	09/25/2016		18,000	0	52	52	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		300	0	3	3	0
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	1,100	5	52	57	0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030		1,100	5	0	5	0
	Receive	1-Year BRL-CDI	16.150	01/04/2021	BRL	2,300	(1)	5	4	0
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	100	0	0	0	0
	Receive	3-Month USD-CPURNSA Index	1.560	11/05/2016		$22,400	0	(456)	0	(456)
CBK	Pay	1-Month GBP-UKRPI	3.350	05/15/2030	GBP	700	0	31	31	0
	Pay	1-Month GBP-UKRPI	3.430	06/15/2030		1,400	1	82	83	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		4,200	(14)	120	106	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018	EUR	100	0	0	0	0
DUB	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	1,600	2	39	41	0
	Pay	1-Month GBP-UKRPI	3.363	08/15/2030		13,300	0	469	469	0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030		15,300	227	(155)	72	0
	Receive	3-Month EUR-EXT-CPI Index	0.320	08/15/2017	EUR	3,300	0	7	7	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017		100	0	0	0	0
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		100	0	0	0	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		200	0	0	0	0
	Receive	3-Month USD-CPURNSA Index	1.480	11/20/2016		$27,900	0	(521)	0	(521)
	Receive	3-Month USD-CPURNSA Index	1.473	11/21/2016		6,800	0	(126)	0	(126)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	300	0	14	14	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		300	0	36	36	0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		100	1	(5)	0	(4)
	Receive	3-Month EUR-EXT-CPI Index	0.615	09/15/2018	EUR	100	0	0	0	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	2,830	0	27	27	0
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		1,200	4	58	62	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		4,100	(13)	117	104	0
	Receive	1-Year BRL-CDI	16.150	01/04/2021	BRL	4,500	(2)	10	8	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	300	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		100	0	0	0	0
HUS	Pay	1-Year BRL-CDI	13.421	01/04/2021	BRL	6,800	0	(132)	0	(132)
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	200	0	10	10	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	100	0	0	0	0
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	1,800	0	66	66	0
	Receive	3-Month USD-CPURNSA Index	1.533	11/07/2016		$3,400	0	(67)	0	(67)
RYL	Receive	3-Month USD-CPURNSA Index	2.250	07/15/2017		2,000	4	(122)	0	(118)
UAG	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017	EUR	200	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		600	0	(1)	0	(1)

							$219	$17	$1,663	$(1,427)

Total Return Swaps on Commodity And Equity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	BCOMTR Index †	10,518	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$1,644	$21	$21	$0
	Receive	DWRTFT Index	365	1-Month USD-LIBOR plus a specified spread	08/15/2016	3,137	75	75	0
BPS	Receive	BCOMF1T Index †	142,304	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	42,896	544	544	0
	Pay	BCOMTR Index †	197,325	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	30,846	(388)	0	(388)
CBK	Pay	BCOM Index †	575,957	0.120%	02/16/2016	44,682	(562)	0	(562)
	Receive	BCOMERF211A Index †	102,760	0.170%	02/16/2016	22,695	202	202	0
	Receive	BCOMERF311A Index †	92,902	0.170%	02/16/2016	22,741	177	177	0
	Receive	BCOMF1T Index †	1,036	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	312	4	4	0
	Receive	BCOMTR Index †	162,818	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	12,584	153	153	0
	Pay	BCOMTR Index †	63,242	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	9,940	(6)	0	(6)
FBF	Receive	DWRTFT Index	4,635	1-Month USD-LIBOR plus a specified spread	11/15/2016	39,847	941	941	0
GLM	Receive	BCOMF1T Index †	22,860	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	6,891	87	87	0
	Receive	BCOMGC Index †	429,476	0.070%	02/16/2016	56,842	(77)	0	(77)
GST	Receive	DWRTFT Index	1,489	1-Month USD-LIBOR plus a specified spread	06/15/2016	12,749	267	267	0
JPM	Receive	BCOMF1T Index †	442,621	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	133,424	1,690	1,690	0
	Pay	BCOMTR Index †	83,063	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	12,984	(163)	0	(163)
	Receive	JMABFNJ1 Index †	113,200	0.700%	02/16/2016	11,837	89	89	0
	Receive	JMABNICP Index †	72,274	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	28,139	(219)	0	(219)
	Receive	SPSIBK Index	3,052	1-Month USD-LIBOR plus a specified spread	10/31/2016	3,302	(211)	0	(211)
MAC	Receive	BCOMTR Index †	10,680	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	627	8	8	0

							$2,632	$4,258	$(1,626)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	SPGCCLP Index (6)†	8.851%	06/16/2017	$784	$0	$39	$39	$0
BPS	Pay	ICE Brent Crude April Futures (6)†	24.256	02/24/2016	1,218	0	42	42	0
	Receive	NYMEX WTI Crude April Futures (6)†	24.010	02/24/2016	1,224	0	(42)	0	(42)
	Pay	PLTMLNPM Index (6)†	6.503	02/22/2016	980	0	(6)	0	(6)
GST	Receive	GOLDLNPM Index (6)†	2.822	01/06/2016	4,762	0	(32)	0	(32)
	Receive	GOLDLNPM Index (6)†	2.641	01/25/2016	3,077	0	(12)	0	(12)
	Pay	GOLDLNPM Index (6)†	7.784	03/24/2020	5,735	0	94	94	0
	Pay	GOLDLNPM Index (6)†	7.840	04/06/2020	3,036	0	50	50	0
	Pay	GOLDLNPM Index (6)†	7.840	04/09/2020	3,036	0	50	50	0
	Pay	GOLDLNPM Index (6)†	7.896	04/14/2020	2,025	0	34	34	0
	Pay	GOLDLNPM Index (6)†	8.585	04/27/2020	2,389	0	56	56	0
	Pay	GOLDLNPM Index (6)†	8.703	04/28/2020	2,373	0	58	58	0
	Pay	PLTMLNPM Index (6)†	6.760	01/06/2016	3,077	0	(122)	0	(122)
	Pay	PLTMLNPM Index (6)†	6.503	01/21/2016	2,941	0	(43)	0	(43)
	Pay	PLTMLNPM Index (6)†	6.250	01/25/2016	3,400	0	(64)	0	(64)
	Pay	SPGCCLP Index (6)†	12.076	06/16/2017	784	0	(14)	0	(14)
JPM	Pay	GOLDLNPM Index (6)†	10.890	04/29/2020	8,939	0	403	403	0
	Pay	GOLDLNPM Index (6)†	11.156	05/07/2020	3,743	0	177	177	0
	Pay	GOLDLNPM Index (6)†	9.000	07/24/2020	5,267	0	133	133	0
MYC	Pay	GOLDLNPM Index (6)†	5.406	04/21/2016	260	0	8	8	0
	Receive	SLVRLND Index (6)†	9.151	04/21/2016	200	0	(5)	0	(5)
	Pay	SPGCCIP Index (6)†	6.554	03/16/2016	2,200	0	(61)	0	(61)
	Receive	SPGCCIP Index (6)†	6.250	03/16/2016	2,200	0	68	68	0
SOG	Pay	Nikkei 225 Index (6)	1.850	12/09/2016	1,613,129	0	67	67	0
	Pay	Nikkei 225 Index (6)	2.000	12/09/2016	3,489,038	0	153	153	0

						$0	$1,031	$1,432	$(401)

Total Swap Agreements						$59	$4,688	$9,384	$(4,637)

(6)	Variance Swap

(m)	Securities with an aggregate market value of $4,780 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	0	102,536	0	102,536
Industrials	0	23,862	0	23,862
Utilities	0	4,133	0	4,133
Municipal Bonds & Notes
West Virginia	0	156	0	156
U.S. Government Agencies	0	5,642	0	5,642
U.S. Treasury Obligations	0	648,490	0	648,490
Non-Agency Mortgage-Backed Securities	0	22,932	0	22,932
Asset-Backed Securities	0	30,047	0	30,047
Sovereign Issues	0	99,469	0	99,469
Common Stocks
Financials	7,914	0	0	7,914
Industrials	1,569	0	0	1,569
Exchange-Traded Funds	16,584	0	0	16,584
Real Estate Investment Trusts
Financials	52,753	0	0	52,753
Short-Term Instruments
Repurchase Agreements	0	14,562	0	14,562
Short-Term Notes	0	14,599	0	14,599
U.S. Treasury Bills	0	16,486	0	16,486
	$78,820	$982,914	$0	$1,061,734

Investments in Affiliates, at Value
Mutual Funds	101,268	0	0	101,268
Short-Term Instruments
Central Funds Used for Cash Management Purposes	34,098	0	0	34,098
	$135,366	$0	$0	$135,366

Total Investments	$214,186	$982,914	$0	$1,197,100

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(81,328)	$0	$(81,328)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,903	230	0	8,133
Over the counter	0	25,940	470	26,410
	$7,903	$26,170	$470	$34,543

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,955)	(960)	0	(7,915)
Over the counter	(24)	(11,581)	0	(11,605)

	$(6,979)	$(12,541)	$0	$(19,520)

Totals	$215,110	$915,215	$470	$1,130,795

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.1%
BANK LOAN OBLIGATIONS 8.1%
AABS Ltd.
4.875% due 01/10/2038		$16,741	$16,567
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		34,200	33,834
3.750% due 05/06/2021		26,819	26,803
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (f)		18,600	19,100
CCO Safari LLC
3.250% due 08/24/2021		6,950	6,904
Charter Communications Operating LLC
3.000% due 07/01/2020		5,488	5,389
3.000% due 01/04/2021		6,423	6,312
Crown Castle Operating Co.
3.000% due 01/31/2021		51,911	51,587
CSC Holdings LLC
2.924% due 04/17/2020		13,902	13,873
Dell, Inc.
3.750% due 10/29/2018		1,150	1,148
Delos Finance SARL
3.500% due 03/06/2021		38,100	38,010
Delta Air Lines, Inc.
2.344% due 05/09/2019 (f)		5,974	5,974
2.503% due 09/30/2019 (f)		26,775	26,674
Endo Luxembourg Finance Co. SARL
3.750% due 09/26/2022		2,450	2,422
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		75,238	75,108
GLP Financing LLC
1.837% due 10/29/2018		1,500	1,485
Hellenic Republic
3.930% due 03/30/2016	EUR	1,000	1,058
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		$17,024	17,009
Las Vegas Sands LLC
3.250% due 12/19/2020		79,473	78,607
Maxim Crane Works LP
10.250% due 11/26/2018		6,400	6,336
MGM Resorts International
3.500% due 12/20/2019		1,017	1,005
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (f)		15,187	15,285
5.860% - 6.110% due 06/24/2021 (f)		10,986	10,877
NRG Energy, Inc.
2.750% due 07/02/2018		5,031	4,913
NXP BV
3.750% due 12/07/2020		5,900	5,882
Pennon Group PLC
5.125% due 12/15/2020		5,077	5,043
Rise Ltd.
4.750% due 01/31/2021 (f)		4,399	4,366
RPI Finance Trust
3.500% due 11/09/2020		14,000	13,950
Scorpio Bulkers, Inc.
0.840% - 2.456% due 06/30/2028		1,537	1,533
T-Mobile USA, Inc.
3.500% due 11/09/2022		9,400	9,410
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016		7,732	7,693
Westmoreland Coal Co.
7.500% due 12/16/2020		4,311	2,694

Total Bank Loan Obligations (Cost $519,572)			516,851

CORPORATE BONDS & NOTES 62.0%
BANKING & FINANCE 35.9%
ABN AMRO Bank NV
2.450% due 06/04/2020		2,200	2,185
4.750% due 07/28/2025		4,000	3,995
6.250% due 09/13/2022		9,475	9,962
ACE INA Holdings, Inc.
2.300% due 11/03/2020		700	696
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,087

Alpha Star Holding Ltd.
4.970% due 04/09/2019		4,000	3,482
American Campus Communities Operating Partnership LP
3.350% due 10/01/2020		800	800
American Express Co.
4.900% due 03/15/2020 (d)		1,875	1,784
American Express Credit Corp.
2.375% due 05/26/2020		11,200	11,125
American International Group, Inc.
4.500% due 07/16/2044		9,300	8,634
8.175% due 05/15/2068		400	527
American Tower Corp.
4.000% due 06/01/2025		21,500	21,178
AvalonBay Communities, Inc.
3.450% due 06/01/2025		7,730	7,651
3.500% due 11/15/2024		18,945	18,901
Aviation Loan Trust
2.622% due 12/15/2022		4,006	3,711
Banco de Credito e Inversiones
3.000% due 09/13/2017		600	604
Banco del Estado de Chile
2.000% due 11/09/2017		8,600	8,535
Banco do Brasil S.A.
6.250% due 04/15/2024 (d)		2,900	1,421
9.000% due 06/18/2024 (d)		5,393	3,559
Banco Santander Chile
1.221% due 04/11/2017		2,850	2,818
1.915% due 01/19/2016		5,000	4,998
Bank of America Corp.
0.000% due 01/04/2017 (b)		35,000	34,795
2.600% due 01/15/2019		14,450	14,510
2.625% due 10/19/2020		6,300	6,230
4.000% due 04/01/2024		7,850	8,047
4.057% due 10/21/2025	MXN	50,000	3,111
4.100% due 07/24/2023		$2,325	2,409
4.125% due 01/22/2024		2,800	2,898
5.650% due 05/01/2018		21,045	22,642
5.750% due 08/15/2016		500	512
5.750% due 12/01/2017		2,075	2,221
6.000% due 09/01/2017		25,630	27,286
6.400% due 08/28/2017		15,528	16,640
6.875% due 04/25/2018		53,892	59,495
Bank of America N.A.
0.764% due 05/08/2017		10,000	9,979
5.300% due 03/15/2017		2,084	2,169
6.100% due 06/15/2017		6,510	6,881
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.897% due 03/10/2017		5,000	4,995
2.850% due 09/08/2021		14,450	14,419
Barclays Bank PLC
7.625% due 11/21/2022		13,960	15,923
10.000% due 05/21/2021	GBP	1,100	2,095
10.179% due 06/12/2021		$290	376
14.000% due 06/15/2019 (d)	GBP	400	764
Barclays PLC
5.250% due 08/17/2045		$16,000	16,337
BBVA Bancomer S.A.
4.500% due 03/10/2016		6,750	6,786
Bear Stearns Cos. LLC
6.400% due 10/02/2017		11,500	12,388
7.250% due 02/01/2018		38,710	42,716
BGC Partners, Inc.
5.375% due 12/09/2019		13,550	14,070
BioMed Realty LP
2.625% due 05/01/2019		13,157	12,796
4.250% due 07/15/2022		4,400	4,380
Blackstone CQP Holdco LP
9.296% due 03/19/2019		40,802	40,696
Blackstone Holdings Finance Co. LLC
4.450% due 07/15/2045		3,700	3,478
5.000% due 06/15/2044		4,000	4,087
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		14,600	15,002
BPCE S.A.
4.500% due 03/15/2025		17,700	17,020
4.625% due 07/11/2024		3,650	3,557
5.150% due 07/21/2024		7,300	7,375
5.700% due 10/22/2023		1,700	1,790
Brixmor Operating Partnership LP
3.850% due 02/01/2025		3,725	3,629
Cantor Fitzgerald LP
6.500% due 06/17/2022		350	365
7.875% due 10/15/2019		26,675	29,335
Citigroup, Inc.
0.747% due 06/09/2016		1,500	1,496
2.050% due 12/07/2018		9,200	9,158

2.650% due 10/26/2020		8,200	8,150
5.950% due 05/15/2025 (d)		10,200	9,830
6.125% due 11/15/2020 (d)		3,066	3,131
6.300% due 05/15/2024 (d)		12,200	11,910
8.125% due 07/15/2039		2,786	3,994
CME Group, Inc.
3.000% due 03/15/2025		3,400	3,342
5.300% due 09/15/2043		6,400	7,343
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		6,700	7,144
Corporate Office Properties LP
5.000% due 07/01/2025		13,800	13,589
Countrywide Capital
8.050% due 06/15/2027		12,000	14,836
Countrywide Financial Corp.
6.250% due 05/15/2016		270	275
Credit Agricole S.A.
6.500% due 06/23/2021 (d)	EUR	4,000	4,477
7.875% due 01/23/2024 (d)		$11,900	12,206
8.125% due 09/19/2033		9,000	9,955
Credit Suisse AG
6.500% due 08/08/2023		26,350	28,453
Credit Suisse Group AG
7.500% due 12/11/2023 (d)		1,100	1,160
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		1,750	1,745
3.750% due 03/26/2025		6,400	6,195
3.800% due 09/15/2022		22,700	22,725
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041		20,050	20,692
Denali Borrower LLC
5.625% due 10/15/2020		11,700	12,285
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (d)		7,000	6,965
Digital Delta Holdings LLC
3.400% due 10/01/2020		9,100	9,124
4.750% due 10/01/2025		500	505
Doctors Co.
6.500% due 10/15/2023		12,300	13,227
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		4,757	4,875
Education Realty Operating Partnership LP
4.600% due 12/01/2024		6,200	6,129
EPR Properties
4.500% due 04/01/2025		3,900	3,717
ERP Operating LP
2.375% due 07/01/2019		5,200	5,219
Essex Portfolio LP
3.500% due 04/01/2025		150	145
3.875% due 05/01/2024		3,900	3,904
Exeter Finance Corp.
9.750% due 05/20/2019		5,500	5,402
Fidelity National Financial, Inc.
5.500% due 09/01/2022		21,340	22,692
First American Financial Corp.
4.300% due 02/01/2023		10,250	10,211
4.600% due 11/15/2024		2,615	2,653
Ford Motor Credit Co. LLC
0.982% due 09/08/2017		500	493
1.700% due 05/09/2016		1,900	1,902
3.984% due 06/15/2016		800	809
5.000% due 05/15/2018		22,475	23,569
6.625% due 08/15/2017		950	1,013
8.125% due 01/15/2020		1,050	1,238
GE Capital International Funding Co.
0.964% due 04/15/2016		1,081	1,082
2.342% due 11/15/2020		4,000	3,973
3.373% due 11/15/2025		9,692	9,881
4.418% due 11/15/2035		11,633	11,899
General Electric Capital Corp.
3.150% due 09/07/2022		440	451
3.450% due 05/15/2024		774	801
5.875% due 01/14/2038		2,396	2,939
6.375% due 11/15/2067		11,000	11,515
6.875% due 01/10/2039		1,108	1,513
General Motors Financial Co., Inc.
3.200% due 07/13/2020		23,150	22,817
3.450% due 04/10/2022		3,000	2,883
4.000% due 01/15/2025		13,500	12,840
4.375% due 09/25/2021		1,600	1,625
Goldman Sachs Group, Inc.
3.500% due 01/23/2025		12,650	12,466
3.750% due 05/22/2025		15,115	15,251
5.750% due 01/24/2022		28,915	32,928
5.950% due 01/18/2018		30,911	33,306
6.150% due 04/01/2018		36,113	39,237

6.450% due 05/01/2036		7,000	7,936
7.500% due 02/15/2019		4,500	5,154
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		4,700	5,231
6.375% due 11/12/2020		5,600	6,367
6.375% due 04/15/2021		3,800	4,326
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		9,500	10,782
HBOS PLC
0.687% due 09/01/2016	EUR	600	653
Hospitality Properties Trust
5.000% due 08/15/2022		$3,500	3,600
5.625% due 03/15/2017		800	828
6.300% due 06/15/2016		2,015	2,022
Howard Hughes Corp.
6.875% due 10/01/2021		1,200	1,230
HSBC Holdings PLC
4.250% due 08/18/2025		12,400	12,332
5.100% due 04/05/2021		10,082	11,217
5.250% due 09/16/2022 (d)	EUR	4,800	5,155
6.375% due 09/17/2024 (d)		$10,500	10,382
6.375% due 03/30/2025 (d)		6,200	6,208
7.350% due 11/27/2032		692	864
HSBC USA, Inc.
2.350% due 03/05/2020		5,250	5,194
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		28,750	28,852
ING Bank NV
5.800% due 09/25/2023		14,450	15,725
ING Groep NV
6.500% due 04/16/2025 (d)		3,200	3,142
Intercontinental Exchange, Inc.
2.750% due 12/01/2020		2,300	2,302
3.750% due 12/01/2025		1,700	1,708
4.000% due 10/15/2023		2,000	2,063
International Lease Finance Corp.
6.750% due 09/01/2016		15,700	16,151
7.125% due 09/01/2018		10,860	11,932
Intesa Sanpaolo SpA
2.375% due 01/13/2017		625	627
3.125% due 01/15/2016		6,470	6,473
3.875% due 01/15/2019		1,300	1,340
5.017% due 06/26/2024		6,890	6,794
5.250% due 01/12/2024		10,000	10,737
6.500% due 02/24/2021		340	386
7.700% due 09/17/2025 (d)		7,200	7,347
Jefferies Finance LLC
6.875% due 04/15/2022		750	634
7.375% due 04/01/2020		15,600	13,923
Jefferies LoanCore LLC
6.875% due 06/01/2020		13,375	12,840
JPMorgan Chase & Co.
3.900% due 07/15/2025		1,000	1,031
4.250% due 10/15/2020		800	850
5.300% due 05/01/2020 (d)		17,600	17,578
5.600% due 07/15/2041		2,130	2,462
6.000% due 01/15/2018		13,270	14,337
6.100% due 10/01/2024 (d)		8,200	8,252
6.125% due 04/30/2024 (d)		6,200	6,278
6.750% due 02/01/2024 (d)		100	109
7.900% due 04/30/2018 (d)		12,773	13,019
JPMorgan Chase Bank N.A.
0.832% due 06/13/2016		600	599
0.836% due 06/02/2017		6,200	6,180
6.000% due 07/05/2017		21,210	22,537
6.000% due 10/01/2017		14,329	15,325
KBC Bank NV
8.000% due 01/25/2023		9,400	10,270
KEB Hana Bank
3.125% due 06/26/2017		3,650	3,708
Kilroy Realty LP
3.800% due 01/15/2023		900	894
4.375% due 10/01/2025		4,900	4,973
Lazard Group LLC
3.750% due 02/13/2025		5,583	5,161
6.850% due 06/15/2017		431	459
LBG Capital PLC
15.000% due 12/21/2019	GBP	4,200	8,427
LeasePlan Corp. NV
3.000% due 10/23/2017		$15,250	15,304
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		3,403	259
Lloyds Bank PLC
3.500% due 05/14/2025		8,525	8,572
12.000% due 12/16/2024 (d)		15,450	22,044
13.000% due 12/19/2021	AUD	1,600	1,263

Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	8,160	12,629
Mitchells & Butlers Finance PLC
1.033% due 12/15/2030		1,189	1,577
Mizuho Bank Ltd.
2.150% due 10/20/2018		$2,000	1,994
Moody’s Corp.
4.875% due 02/15/2024		700	746
Morgan Stanley
7.300% due 05/13/2019		13,450	15,467
National City Bank
0.822% due 06/07/2017		2,600	2,585
Nationwide Building Society
3.900% due 07/21/2025		3,200	3,306
Navient Corp.
8.780% due 09/15/2016	MXN	60,000	3,501
Novo Banco S.A.
5.000% due 04/23/2019	EUR	5,000	4,775
5.000% due 05/14/2019		3,409	3,247
5.000% due 05/21/2019		3,000	2,919
5.000% due 05/23/2019		3,000	2,950
7.000% due 03/04/2016		1,700	1,778
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$2,000	1,956
4.950% due 04/01/2024		3,000	3,035
5.250% due 01/15/2026		6,700	6,856
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		6,800	7,404
Pinnacol Assurance
8.625% due 06/25/2034 (f)		6,000	6,167
Piper Jaffray Cos.
3.607% due 05/31/2017		800	800
Preferred Term Securities Ltd.
1.076% due 03/24/2034		40	34
Principal Financial Group, Inc.
8.875% due 05/15/2019		5,000	5,989
Progressive Corp.
6.700% due 06/15/2067		6,700	6,717
Prologis LP
4.000% due 01/15/2018		2,000	2,069
Provident Funding Associates LP
6.750% due 06/15/2021		500	486
Rabobank Group
3.375% due 05/21/2025		15,400	15,280
5.250% due 08/04/2045		3,700	3,892
6.875% due 03/19/2020	EUR	15,300	19,828
8.375% due 07/26/2016 (d)		$3,500	3,612
8.400% due 06/29/2017 (d)		3,800	4,093
Realty Income Corp.
4.125% due 10/15/2026		150	151
Rio Oil Finance Trust
9.250% due 07/06/2024		11,250	8,339
9.750% due 01/06/2027		9,500	6,994
Royal Bank of Canada
2.100% due 10/14/2020		2,000	1,969
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		8,840	10,277
Royal Bank of Scotland PLC
9.500% due 03/16/2022		10,900	11,824
Santander UK Group Holdings PLC
5.625% due 09/15/2045		900	906
Santander UK PLC
5.000% due 11/07/2023		600	626
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		1,900	1,914
5.400% due 03/24/2017		20,700	21,087
6.125% due 02/07/2022		200	201
SL Green Realty Corp.
4.500% due 12/01/2022		8,050	8,164
5.000% due 08/15/2018		6,000	6,300
Societe Generale S.A.
8.000% due 09/29/2025 (d)		3,000	3,062
StanCorp Financial Group, Inc.
6.900% due 06/01/2067		5,300	4,386
State Street Corp.
5.250% due 09/15/2020 (d)		12,000	12,075
Stearns Holdings, Inc.
9.375% due 08/15/2020		7,500	7,463
Synchrony Financial
1.564% due 02/03/2020		13,350	13,152
2.600% due 01/15/2019		700	698
4.500% due 07/23/2025		12,000	12,001
Synovus Financial Corp.
5.750% due 12/15/2025		3,300	3,383
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054		43,400	42,536

Toronto-Dominion Bank
2.500% due 12/14/2020		3,300	3,302
U.S. Bancorp
5.125% due 01/15/2021 (d)		20,000	20,119
UBS AG
4.750% due 05/22/2023		15,668	15,947
5.125% due 05/15/2024		13,350	13,517
7.250% due 02/22/2022		27,200	28,457
7.625% due 08/17/2022		38,367	43,796
UDR, Inc.
3.700% due 10/01/2020		3,000	3,104
3.750% due 07/01/2024		125	125
4.000% due 10/01/2025		12,400	12,546
USAA Capital Corp.
2.450% due 08/01/2020		3,700	3,701
Vesey Street Investment Trust
4.404% due 09/01/2016		3,750	3,824
Visa, Inc.
3.150% due 12/14/2025		2,800	2,809
Vonovia Finance BV
3.200% due 10/02/2017		15,600	15,758
Wachovia Corp.
0.691% due 10/15/2016		1,400	1,398
WEA Finance LLC
2.700% due 09/17/2019		1,800	1,787
3.250% due 10/05/2020		27,850	27,998
3.750% due 09/17/2024		10,900	10,860
Wells Fargo & Co.
2.550% due 12/07/2020		10,500	10,455
3.550% due 09/29/2025		55,200	55,774
5.900% due 06/15/2024 (d)		15,800	15,978
Wells Fargo Bank N.A.
0.572% due 05/16/2016		3,800	3,798
Welltower, Inc.
3.750% due 03/15/2023		5,600	5,512
4.000% due 06/01/2025		15,820	15,594
6.125% due 04/15/2020		1,975	2,214
Weyerhaeuser Co.
7.125% due 07/15/2023		1,735	2,058
7.375% due 10/01/2019		6,415	7,375
7.375% due 03/15/2032		4,181	4,985
7.950% due 03/15/2025		7,779	9,659
8.500% due 01/15/2025		11,314	14,551
WP Carey, Inc.
4.600% due 04/01/2024		150	150

			2,279,846

INDUSTRIALS 20.5%
21st Century Fox America, Inc.
4.750% due 09/15/2044		125	121
AbbVie, Inc.
2.500% due 05/14/2020		18,735	18,569
3.600% due 05/14/2025		22,380	22,134
Actavis Funding SCS
1.757% due 03/12/2020		41,050	41,238
2.450% due 06/15/2019		1,000	990
3.000% due 03/12/2020		3,050	3,055
3.450% due 03/15/2022		4,500	4,513
3.800% due 03/15/2025		8,890	8,862
3.850% due 06/15/2024		19,800	19,878
4.550% due 03/15/2035		1,100	1,073
ADT Corp.
4.875% due 07/15/2042		2,100	1,512
Air Canada Pass-Through Trust
4.125% due 11/15/2026		2,827	2,827
5.375% due 11/15/2022		1,693	1,707
Alibaba Group Holding Ltd.
3.125% due 11/28/2021		21,600	20,988
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	6,725	6,864
American Airlines Pass-Through Trust
3.375% due 11/01/2028		$4,899	4,734
3.700% due 04/01/2028		2,025	2,029
5.250% due 07/31/2022		2,277	2,417
Amgen, Inc.
3.875% due 11/15/2021		8,000	8,349
4.400% due 05/01/2045		3,300	3,067
5.375% due 05/15/2043		7,000	7,459
Anthem, Inc.
3.700% due 08/15/2021		6,000	6,143
4.650% due 01/15/2043		4,509	4,309
Asciano Finance Ltd.
6.000% due 04/07/2023		7,000	7,456

Associated Materials LLC
9.125% due 11/01/2017	2,000	1,390
AstraZeneca PLC
3.375% due 11/16/2025	9,450	9,402
Aviation Capital Group Corp.
4.625% due 01/31/2018	11,600	11,846
7.125% due 10/15/2020	10,050	11,520
Biogen, Inc.
2.900% due 09/15/2020	2,000	1,998
4.050% due 09/15/2025	3,500	3,525
Boston Scientific Corp.
3.375% due 05/15/2022	600	593
3.850% due 05/15/2025	12,608	12,432
Burlington Northern Santa Fe LLC
3.400% due 09/01/2024	1,700	1,706
4.450% due 03/15/2043	1,175	1,122
California Resources Corp.
5.000% due 01/15/2020	1,195	432
5.500% due 09/15/2021	664	212
6.000% due 11/15/2024	2,223	684
8.000% due 12/15/2022	10,943	5,786
Canadian Oil Sands Ltd.
4.500% due 04/01/2022	2,800	2,516
7.750% due 05/15/2019	14,181	15,206
CCO Safari LLC
4.464% due 07/23/2022	16,000	15,962
4.908% due 07/23/2025	27,400	27,414
Cemex Finance LLC
6.000% due 04/01/2024	2,400	2,064
Chesapeake Energy Corp.
3.571% due 04/15/2019	20,200	5,706
CNOOC Finance Ltd.
4.250% due 01/26/2021	13,000	13,553
CNPC General Capital Ltd.
1.262% due 05/14/2017	6,000	5,991
Comcast Corp.
4.600% due 08/15/2045	2,975	3,019
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	877	901
4.750% due 07/12/2022	2,304	2,428
7.250% due 05/10/2021	11,334	12,787
9.000% due 01/08/2018	4,722	4,876
Continental Resources, Inc.
4.500% due 04/15/2023	7,150	5,147
Cox Communications, Inc.
3.850% due 02/01/2025	11,700	10,748
CRH America, Inc.
3.875% due 05/18/2025	4,500	4,480
Crown Castle Towers LLC
3.222% due 05/15/2042	4,000	3,952
4.174% due 08/15/2037	5,500	5,630
5.495% due 01/15/2037	17,700	17,960
CVS Health Corp.
4.875% due 07/20/2035	14,800	15,335
5.125% due 07/20/2045	1,500	1,586
Delphi Automotive PLC
4.250% due 01/15/2026	8,600	8,661
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^	3,000	60
Devon Energy Corp.
3.250% due 05/15/2022	800	681
DIRECTV Holdings LLC
3.950% due 01/15/2025	4,550	4,497
EMD Finance LLC
2.950% due 03/19/2022	12,700	12,279
3.250% due 03/19/2025	7,700	7,310
Endo Finance LLC
6.000% due 07/15/2023	350	350
Energy Transfer Partners LP
4.050% due 03/15/2025	21,000	17,288
4.650% due 06/01/2021	3,100	2,914
4.750% due 01/15/2026	15,100	13,022
5.150% due 03/15/2045	1,250	886
5.200% due 02/01/2022	4,600	4,304
6.050% due 06/01/2041	4,000	3,130
Enterprise Products Operating LLC
3.350% due 03/15/2023	800	725
3.750% due 02/15/2025	4,100	3,759
5.100% due 02/15/2045	10,000	8,399
5.700% due 02/15/2042	15,002	13,384
EQT Midstream Partners LP
4.000% due 08/01/2024	670	554
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	9,200	9,239
3.625% due 10/15/2020	12,000	12,175

Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		2,000	2,256
Forest Laboratories LLC
5.000% due 12/15/2021		750	816
Freeport-McMoRan Corp.
9.500% due 06/01/2031		200	159
Georgia-Pacific LLC
2.539% due 11/15/2019		800	796
Gilead Sciences, Inc.
3.650% due 03/01/2026		2,800	2,828
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		2,350	1,762
GTP Acquisition Partners LLC
2.350% due 06/15/2045		11,800	11,458
Gulfport Energy Corp.
7.750% due 11/01/2020		3,000	2,700
Gulfstream Natural Gas System LLC
4.600% due 09/15/2025		2,900	2,758
Halliburton Co.
3.375% due 11/15/2022		6,600	6,502
Harvest Operations Corp.
6.875% due 10/01/2017		17,325	13,427
HCA, Inc.
5.000% due 03/15/2024		500	500
6.500% due 02/15/2020		23,900	26,099
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,800	3,841
5.014% due 12/27/2017		5,400	5,428
Hiland Partners LP
5.500% due 05/15/2022		$9,690	9,321
7.250% due 10/01/2020		26,074	26,367
Host Hotels & Resorts LP
4.000% due 06/15/2025		5,250	5,044
6.000% due 10/01/2021		1,900	2,106
Imperial Tobacco Finance PLC
2.950% due 07/21/2020		15,150	15,201
3.500% due 02/11/2023		2,900	2,846
3.750% due 07/21/2022		4,900	4,927
Kern River Funding Corp.
4.893% due 04/30/2018		24	25
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		550	493
3.950% due 09/01/2022		1,900	1,657
4.250% due 09/01/2024		1,300	1,109
5.800% due 03/01/2021		600	598
6.000% due 02/01/2017		15,200	15,382
6.500% due 09/01/2039		5,310	4,391
9.000% due 02/01/2019		4,400	4,737
Kinder Morgan, Inc.
3.050% due 12/01/2019		3,500	3,243
4.300% due 06/01/2025		5,050	4,374
5.050% due 02/15/2046		5,900	4,390
KLA-Tencor Corp.
4.125% due 11/01/2021		2,900	2,909
Kraft Heinz Foods Co.
3.950% due 07/15/2025		3,100	3,136
Lender Processing Services, Inc.
5.750% due 04/15/2023		250	258
Lockheed Martin Corp.
2.500% due 11/23/2020		6,000	5,986
LyondellBasell Industries NV
4.625% due 02/26/2055		3,700	3,012
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026		3,300	4,040
Mallinckrodt International Finance S.A.
5.625% due 10/15/2023		1,000	955
Marriott International, Inc.
3.125% due 10/15/2021		200	200
Masco Corp.
4.450% due 04/01/2025		10,400	10,218
5.950% due 03/15/2022		3,020	3,269
6.125% due 10/03/2016		4,850	5,008
7.125% due 03/15/2020		17,983	20,815
Massachusetts Institute of Technology
4.678% due 07/01/2114		150	155
MCE Finance Ltd.
5.000% due 02/15/2021		2,000	1,830
Medtronic, Inc.
3.150% due 03/15/2022		8,200	8,298
4.625% due 03/15/2044		5,000	5,100
Microsoft Corp.
3.125% due 11/03/2025		10,500	10,574
Mid-America Apartments LP
3.750% due 06/15/2024		150	147
4.300% due 10/15/2023		25,485	26,170

Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	17,762	16,652
Mylan, Inc.
2.600% due 06/24/2018	5,700	5,660
National Fuel Gas Co.
5.200% due 07/15/2025	12,600	11,585
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)	19,200	20,400
Newfield Exploration Co.
5.375% due 01/01/2026	3,100	2,581
5.625% due 07/01/2024	5,550	4,759
NVR, Inc.
3.950% due 09/15/2022	4,000	4,041
Pearson Funding PLC
3.250% due 05/08/2023	4,950	4,673
Pioneer Natural Resources Co.
7.200% due 01/15/2028	4,797	5,146
7.500% due 01/15/2020	13,108	13,937
Platform Specialty Products Corp.
6.500% due 02/01/2022	2,000	1,740
Precision Drilling Corp.
5.250% due 11/15/2024	5,500	3,767
QVC, Inc.
4.450% due 02/15/2025	7,000	6,505
Regency Energy Partners LP
5.500% due 04/15/2023	700	631
5.750% due 09/01/2020	200	196
6.500% due 07/15/2021	3,100	3,131
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	2,200	1,941
5.625% due 03/01/2025	7,600	6,460
5.750% due 05/15/2024	4,000	3,500
SABMiller Holdings, Inc.
4.950% due 01/15/2042	3,000	3,054
SBA Tower Trust
5.101% due 04/15/2042	10,000	10,135
Sky PLC
9.500% due 11/15/2018	400	472
Solvay Finance America LLC
3.400% due 12/03/2020	6,400	6,357
Southwestern Energy Co.
4.100% due 03/15/2022	4,000	2,521
7.500% due 02/01/2018	13,384	11,393
Spectra Energy Partners LP
3.500% due 03/15/2025	3,500	3,069
4.500% due 03/15/2045	5,000	3,855
Starwood Hotels & Resorts Worldwide, Inc.
3.750% due 03/15/2025	3,375	3,311
4.500% due 10/01/2034	6,099	5,512
Symantec Corp.
3.950% due 06/15/2022	10,000	9,905
Telefonica Emisiones S.A.U.
1.243% due 06/23/2017	250	249
3.992% due 02/16/2016	2,900	2,908
Time Warner Cable, Inc.
5.850% due 05/01/2017	13,175	13,788
8.250% due 04/01/2019	4,200	4,830
8.750% due 02/14/2019	4,262	4,949
Time Warner, Inc.
3.600% due 07/15/2025	27,400	26,739
4.650% due 06/01/2044	5,000	4,604
Times Square Hotel Trust
8.528% due 08/01/2026	676	819
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	4,397	4,227
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026	1,910	2,113
7.125% due 04/22/2025	1,961	2,258
UAL Pass-Through Trust
9.750% due 07/15/2018	592	625
10.400% due 05/01/2018	7,412	7,867
United Airlines Pass-Through Trust
3.750% due 03/03/2028	3,000	3,030
UnitedHealth Group, Inc.
3.750% due 07/15/2025	1,000	1,033
4.750% due 07/15/2045	4,400	4,641
Universal Health Services, Inc.
4.750% due 08/01/2022	2,000	2,025
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^	7,400	26
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	14,700	13,891
6.375% due 10/15/2020	4,100	3,977
Viacom, Inc.
4.500% due 02/27/2042	800	602
5.850% due 09/01/2043	12,025	10,826

Virgin Australia Trust
5.000% due 04/23/2025		3,894	4,026
Weatherford International Ltd.
4.500% due 04/15/2022		2,950	2,128
5.125% due 09/15/2020		17,000	13,791
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		2,600	2,429
Western Gas Partners LP
3.950% due 06/01/2025		370	311
5.450% due 04/01/2044		840	669
Westmoreland Coal Co.
8.750% due 01/01/2022		6,000	3,720
WestRock RKT Co.
4.900% due 03/01/2022		4,420	4,694
Willamette Industries, Inc.
7.350% due 07/01/2026		2,000	2,294
Williams Partners LP
4.300% due 03/04/2024		1,850	1,469
4.500% due 11/15/2023		3,700	3,002
5.100% due 09/15/2045		650	429
Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	8,614
Wynn Las Vegas LLC
4.250% due 05/30/2023		32,982	28,344
5.500% due 03/01/2025		39,425	35,285
Wynn Macau Ltd.
5.250% due 10/15/2021		1,300	1,150
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		2,900	2,867
3.150% due 04/01/2022		8,400	8,270
3.550% due 04/01/2025		20,000	19,483
Zoetis, Inc.
3.250% due 02/01/2023		2,000	1,913
3.450% due 11/13/2020		2,000	2,005
4.500% due 11/13/2025		1,200	1,219

			1,304,469

UTILITIES 5.6%
American Transmission Systems, Inc.
5.250% due 01/15/2022		4,275	4,672
AT&T, Inc.
3.000% due 06/30/2022		31,700	30,882
4.800% due 06/15/2044		6,500	5,977
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		4,354	4,380
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		13,100	12,819
Constellation Energy Group, Inc.
5.150% due 12/01/2020		200	217
Duke Energy Corp.
3.750% due 04/15/2024		9,500	9,649
Entergy Corp.
4.000% due 07/15/2022		5,800	5,926
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000	10,176
FirstEnergy Corp.
2.750% due 03/15/2018		5,250	5,276
4.250% due 03/15/2023		10,200	10,398
7.375% due 11/15/2031		12,000	14,652
Freeport-McMoran Oil & Gas LLC
6.625% due 05/01/2021		1,500	919
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018	EUR	1,150	1,219
4.375% due 09/19/2022		$5,600	4,974
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028		6,500	5,509
Genesis Energy LP
5.625% due 06/15/2024		5,000	3,825
6.000% due 05/15/2023		10,800	8,694
6.750% due 08/01/2022		5,500	4,702
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025		3,100	2,805
Illinois Power Generating Co.
6.300% due 04/01/2020		975	590
Jersey Central Power & Light Co.
4.800% due 06/15/2018		5,500	5,764
Laclede Group, Inc.
1.112% due 08/15/2017		13,500	13,439
Midwest Generation LLC
8.560% due 01/02/2016		42	42
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		4,518	1,672
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (e)		13,047	3,001

6.750% due 10/01/2023 (e)	6,161	1,479
Parsley Energy LLC
7.500% due 02/15/2022	500	480
Petrobras Global Finance BV
2.461% due 01/15/2019	5,700	4,346
3.406% due 03/17/2020	4,735	3,374
5.375% due 01/27/2021	2,500	1,869
Petroleos Mexicanos
4.500% due 01/23/2026	10,000	8,810
Plains All American Pipeline LP
2.850% due 01/31/2023	900	744
3.600% due 11/01/2024	9,900	7,961
3.850% due 10/15/2023	6,400	5,394
Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	154
Puget Energy, Inc.
3.650% due 05/15/2025	780	758
Sprint Capital Corp.
6.875% due 11/15/2028	4,200	2,950
6.900% due 05/01/2019	5,600	4,592
Sprint Corp.
7.125% due 06/15/2024	13,000	9,522
7.625% due 02/15/2025	1,200	882
7.875% due 09/15/2023	6,875	5,180
Terraform Global Operating LLC
9.750% due 08/15/2022	1,025	823
Verizon Communications, Inc.
3.850% due 11/01/2042	5,700	4,677
4.672% due 03/15/2055	3,503	3,051
4.862% due 08/21/2046	10,514	9,985
5.012% due 08/21/2054	4,802	4,414
5.150% due 09/15/2023	79,850	87,931
Williams Partners LP
4.875% due 05/15/2023	13,178	10,700
Yellowstone Energy LP
5.750% due 12/31/2026	4,542	4,532

		356,787

Total Corporate Bonds & Notes (Cost $4,070,764)		3,941,102

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	1,410	2,050

COLORADO 0.2%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	7,500	9,005

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	7,700	8,144

NEW JERSEY 0.1%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	3,480	2,891

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	2,500	3,314

OHIO 0.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	19,500	16,879
6.500% due 06/01/2047	600	557
Hamilton County, Ohio Sewer System Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034	2,500	2,835

		20,271

WASHINGTON 0.0%
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	2,000	2,199

Total Municipal Bonds & Notes (Cost $42,774)		47,874

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
3.000% due 01/01/2045	480	481

Fannie Mae, TBA
3.000% due 01/01/2046		9,000	8,998
Freddie Mac
5.992% due 11/25/2055		3,589	2,098

Total U.S. Government Agencies (Cost $11,583)			11,577

U.S. TREASURY OBLIGATIONS 27.6%
U.S. Treasury Bonds
2.000% due 08/15/2025 (g)		$575,575	561,244
2.500% due 02/15/2045 (g)		99,040	88,707
2.750% due 08/15/2042 (k)		1,425	1,360
2.875% due 08/15/2045		143,795	139,419
3.000% due 05/15/2042 (k)		2,750	2,762
3.000% due 11/15/2044 (k)		80,154	79,731
3.125% due 02/15/2042 (g)(i)(k)		74,170	76,450
3.125% due 02/15/2043 (k)		1,400	1,432
3.125% due 08/15/2044		70,025	71,445
3.375% due 05/15/2044 (g)(i)(k)		175,750	188,306
3.625% due 02/15/2044 (i)(k)		21,050	23,640
4.375% due 05/15/2040 (i)(k)		6,695	8,411
4.625% due 02/15/2040 (i)(k)		1,750	2,276
6.125% due 11/15/2027 (i)(k)		3,750	5,195
6.250% due 05/15/2030		5,950	8,630
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017		5,235	5,225
0.375% due 07/15/2025		29,683	28,711
2.375% due 01/15/2017		7,783	7,976
2.375% due 01/15/2025 (i)		40,497	46,014
U.S. Treasury Notes
1.375% due 02/29/2020 (i)(k)		3,800	3,758
1.375% due 08/31/2020 (g)(i)(k)		104,935	103,290
1.375% due 09/30/2020 (g)(k)		133,900	131,632
1.625% due 12/31/2019 (k)		700	700
1.625% due 07/31/2020 (i)(k)		14,700	14,635
2.250% due 11/15/2025		134,430	134,142
U.S. Treasury STRIPS
0.000% due 08/15/2043 (b)		1,000	431
0.000% due 11/15/2043 (b)		33,700	14,395
0.000% due 02/15/2044 (b)		2,100	883

Total U.S. Treasury Obligations (Cost $1,778,014)			1,750,800

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
Adjustable Rate Mortgage Trust
2.819% due 01/25/2036 ^		978	864
American Home Mortgage Assets Trust
0.542% due 10/25/2046		4,448	3,095
American Home Mortgage Investment Trust
2.404% due 11/25/2045 ^		1,517	1,171
Banc of America Alternative Loan Trust
5.750% due 11/25/2035 ^		1,628	1,541
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		93	97
5.742% due 02/10/2051		687	716
Banc of America Funding Trust
0.592% due 10/20/2036		3,920	3,073
0.682% due 06/20/2047		2,000	1,429
0.822% due 05/25/2037 ^		966	714
44.566% due 07/25/2047 ^		1,397	2,534
BCAP LLC Trust
0.642% due 05/25/2047 ^		2,829	2,172
2.282% due 07/26/2035		41	41
4.749% due 07/26/2036		548	445
Bear Stearns Adjustable Rate Mortgage Trust
2.652% due 08/25/2035		432	372
Bear Stearns ALT-A Trust
0.742% due 08/25/2036		1,350	1,067
2.743% due 03/25/2036 ^		475	365
2.956% due 08/25/2036 ^		2,089	1,571
Berica ABS SRL
0.168% due 12/31/2055	EUR	8,657	9,322
ChaseFlex Trust
0.762% due 08/25/2037		$1,113	829
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049		1,287	1,305
5.710% due 12/10/2049		91	94
Citigroup Mortgage Loan Trust, Inc.
2.756% due 03/25/2037 ^		1,235	1,014
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		138	139
5.886% due 11/15/2044		74	77
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^		1,898	1,640

Countrywide Alternative Loan Trust
0.582% due 07/25/2036	4,478	4,708
0.582% due 12/25/2046 ^	1,137	1,206
0.592% due 11/25/2036	785	771
0.592% due 09/20/2046	6,730	5,887
0.612% due 09/20/2046	5,370	3,995
0.612% due 09/25/2046 ^	5,810	5,100
0.712% due 05/25/2036	24,294	21,066
0.772% due 05/25/2037 ^	1,619	988
1.222% due 12/25/2035 ^	1,361	1,135
6.000% due 03/25/2036 ^	2,070	1,843
6.000% due 05/25/2036 ^	187	160
6.500% due 12/25/2036 ^	697	559
Credit Suisse Mortgage Capital Certificates
2.767% due 04/28/2037	3,217	2,314
DBUBS Mortgage Trust
4.537% due 07/10/2044	300	324
Deutsche ALT-A Securities, Inc.
0.562% due 08/25/2037 ^	9,184	7,915
First Horizon Mortgage Pass-Through Trust
2.497% due 11/25/2037 ^	2,137	1,856
GSMSC Resecuritization Trust
0.391% due 08/26/2033	10,008	8,425
HarborView Mortgage Loan Trust
0.453% due 01/19/2036	4,544	3,097
3.304% due 06/19/2036 ^	1,700	1,065
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037 ^	306	291
Impac Secured Assets Trust
0.682% due 01/25/2037	7,142	4,088
JPMorgan Alternative Loan Trust
0.532% due 09/25/2036 ^	1,572	1,441
2.782% due 05/25/2037 ^	2,662	2,213
6.310% due 08/25/2036 ^	2,859	2,345
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	190	194
Lehman Mortgage Trust
6.000% due 07/25/2037 ^	998	913
Merrill Lynch Mortgage Investors Trust
0.672% due 11/25/2035	72	68
2.935% due 05/25/2033	11	11
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	1,632	1,659
5.700% due 09/12/2049	97	101
Morgan Stanley Capital Trust
5.569% due 12/15/2044	907	945
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036	538	283
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037	102	92
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^	1,755	1,087
Residential Accredit Loans, Inc. Trust
0.602% due 05/25/2036	3,347	2,622
0.602% due 09/25/2036	1,420	1,100
0.612% due 08/25/2036	2,775	2,181
0.612% due 09/25/2036	2,717	2,107
0.772% due 08/25/2035 ^	4,486	3,312
3.069% due 07/25/2035	773	717
3.613% due 09/25/2035 ^	653	534
3.811% due 01/25/2036 ^	3,745	3,042
Sequoia Mortgage Trust
0.602% due 05/20/2035	339	313
Structured Adjustable Rate Mortgage Loan Trust
0.722% due 08/25/2036 ^	2,254	1,759
2.741% due 02/25/2036 ^	2,828	2,510
4.275% due 05/25/2036 ^	3,255	2,641
4.550% due 07/25/2036 ^	3,274	2,150
Structured Asset Mortgage Investments Trust
0.542% due 08/25/2036	2,445	1,860
Thornburg Mortgage Securities Trust
6.071% due 09/25/2037	53	55
Wachovia Mortgage Loan Trust LLC
2.752% due 10/20/2035 ^	580	528
2.913% due 05/20/2036 ^	2,233	1,975
WaMu Mortgage Pass-Through Certificates Trust
2.185% due 12/25/2036 ^	298	267
4.408% due 07/25/2037 ^	1,158	1,073
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036	540	434
6.000% due 06/25/2037 ^	6,663	5,953

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	475	435

Total Non-Agency Mortgage-Backed Securities (Cost $133,806)		161,400

ASSET-BACKED SECURITIES 5.3%
Aames Mortgage Investment Trust
1.622% due 06/25/2035	4,000	3,447
ACE Securities Corp. Home Equity Loan Trust
0.582% due 08/25/2036 ^	1,901	711
0.622% due 12/25/2036	6,680	2,747
AIM Aviation Finance Ltd.
4.213% due 02/15/2040	7,054	6,889
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.882% due 07/25/2035	3,100	2,993
Argent Securities Trust
0.532% due 09/25/2036	2,239	876
0.692% due 05/25/2036	1,702	632
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.802% due 02/25/2036	4,357	2,976
Asset-Backed Funding Certificates Trust
0.552% due 01/25/2037	6,792	4,633
0.562% due 10/25/2036	4,861	4,027
Asset-Backed Securities Corp. Home Equity Loan Trust
1.322% due 06/25/2035	1,000	863
2.297% due 09/25/2034	1,194	1,008
Bear Stearns Asset-Backed Securities Trust
0.772% due 12/25/2035 ^	707	478
0.862% due 12/25/2035 ^	6,863	5,225
1.422% due 08/25/2035	301	254
2.297% due 07/25/2034	2,080	2,038
Carlyle Global Market Strategies CLO Ltd.
1.547% due 04/20/2022	5,000	4,977
Carrington Mortgage Loan Trust
1.472% due 05/25/2035	2,100	1,597
Cavalry CLO Ltd.
1.687% due 01/16/2024	6,250	6,231
Citigroup Mortgage Loan Trust, Inc.
0.562% due 12/25/2036	881	804
0.621% due 11/25/2046	779	659
0.682% due 03/25/2036	2,700	2,078
0.692% due 05/25/2037	4,254	3,022
Countrywide Asset-Backed Certificates
0.562% due 07/25/2037 ^	5,955	5,194
0.562% due 06/25/2047 ^	5,560	4,312
0.572% due 01/25/2037	1,207	1,161
0.572% due 05/25/2037	2,393	2,182
0.592% due 05/25/2037	8,342	7,783
0.602% due 06/25/2047	1,666	1,527
0.642% due 09/25/2047	1,500	1,161
0.662% due 03/25/2036	3,824	3,474
0.772% due 03/25/2036 ^	16,680	15,807
5.049% due 10/25/2046 ^	3,312	3,149
Countrywide Asset-Backed Certificates Trust
0.572% due 02/25/2037	4,264	4,120
0.582% due 09/25/2046	14,249	12,839
0.902% due 10/25/2035	1,010	1,010
1.002% due 04/25/2035	1,950	1,941
Credit-Based Asset Servicing and Securitization LLC
0.572% due 11/25/2036	1,933	1,084
Eagle Ltd.
2.570% due 12/15/2039	2,438	2,418
ECAF Ltd.
4.947% due 06/15/2040	7,500	7,443
Elm CLO Ltd.
1.715% due 01/17/2023	10,879	10,912
Fremont Home Loan Trust
0.572% due 01/25/2037	2,199	1,149
0.592% due 02/25/2037	2,871	1,628
GSAA Home Equity Trust
4.308% due 03/25/2036	3,461	2,337
Home Equity Loan Trust
0.762% due 04/25/2037	3,100	1,763
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.672% due 03/25/2036	328	321
Inwood Park CDO Ltd.
0.542% due 01/20/2021	934	934
JPMorgan Mortgage Acquisition Trust
0.612% due 03/25/2047	3,770	2,698
LCM LP
1.521% due 07/14/2022	2,806	2,804
Lehman XS Trust
0.602% due 06/25/2036	1,260	919
5.170% due 08/25/2035 ^	4,150	3,971

Long Beach Mortgage Loan Trust
0.602% due 03/25/2046		11,439	7,184
MASTR Asset-Backed Securities Trust
0.662% due 03/25/2036		4,500	2,787
0.922% due 10/25/2035 ^		2,129	1,589
Merrill Lynch Mortgage Investors Trust
0.592% due 07/25/2037		1,892	1,009
0.602% due 03/25/2037		3,694	3,327
0.682% due 03/25/2037		16,900	11,077
0.872% due 02/25/2047		8,900	6,122
Morgan Stanley ABS Capital, Inc. Trust
0.562% due 10/25/2036		1,590	889
0.572% due 11/25/2036		2,550	1,530
0.572% due 12/25/2036		1,209	722
0.602% due 02/25/2037		15,285	7,112
0.622% due 02/25/2037		780	436
0.642% due 10/25/2036		1,737	983
0.652% due 02/25/2037		5,825	2,729
0.672% due 08/25/2036		9,803	5,809
1.672% due 07/25/2037		2,100	1,443
Morgan Stanley Home Equity Loan Trust
0.522% due 04/25/2037		369	206
0.772% due 04/25/2037		1,758	1,020
0.912% due 08/25/2035		10,220	8,679
National Collegiate Student Loan Trust
0.682% due 02/26/2029		1,500	1,404
0.692% due 03/26/2029		500	459
Nationstar Home Equity Loan Trust
0.742% due 04/25/2037		7,100	5,105
NovaStar Mortgage Funding Trust
0.572% due 03/25/2037		1,652	868
0.632% due 01/25/2037		6,245	2,879
0.672% due 10/25/2036		1,850	955
Option One Mortgage Loan Trust
0.562% due 01/25/2037		6,834	3,956
RAAC Trust
1.922% due 09/25/2047		3,200	2,628
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^		14,054	8,491
Residential Asset Mortgage Products Trust
0.451% due 12/25/2035		15,141	11,041
1.042% due 05/25/2035		4,219	3,822
Residential Asset Securities Corp. Trust
0.742% due 01/25/2036		1,319	1,294
0.762% due 04/25/2037		9,400	6,674
0.832% due 01/25/2036		1,000	893
Rhodium BV
0.496% due 05/27/2084	EUR	126	135
Saxon Asset Securities Trust
1.217% due 03/25/2035 ^		$1,719	1,571
Securitized Asset-Backed Receivables LLC Trust
0.672% due 03/25/2036		1,977	1,200
Soundview Home Loan Trust
0.592% due 06/25/2036		4,181	3,887
Specialty Underwriting & Residential Finance Trust
0.572% due 06/25/2037		934	572
0.692% due 04/25/2037		1,853	1,064
0.722% due 12/25/2036		6,992	5,449
3.979% due 02/25/2037 ^		2,316	1,197
Structured Asset Investment Loan Trust
0.572% due 09/25/2036		1,722	1,379
0.582% due 05/25/2036		909	755
Structured Asset Securities Corp. Mortgage Loan Trust
0.572% due 09/25/2036		174	172
0.922% due 11/25/2037		8,000	5,148
Voya CLO Ltd.
1.621% due 10/15/2022		12,000	11,909
1.641% due 10/15/2022		21,500	21,384
WG Horizons CLO
0.667% due 05/24/2019		1,303	1,296

Total Asset-Backed Securities (Cost $311,749)			337,446

SOVEREIGN ISSUES 2.9%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	3,000	3,044
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	136,000	30,832
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		380,925	76,885
10.000% due 01/01/2023		122	23
10.000% due 01/01/2025		99,200	17,940
Export-Import Bank of Korea
3.750% due 10/20/2016		$3,000	3,052
4.000% due 01/11/2017		1,200	1,226

4.000% due 01/29/2021		1,000	1,067
5.000% due 04/11/2022		4,000	4,486
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600	1,725
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)		1,113	1,277
Junta de Castilla y Leon
6.270% due 02/19/2018		2,700	3,297
6.505% due 03/01/2019		1,800	2,318
Korea Development Bank
3.875% due 05/04/2017		$10,000	10,264
4.625% due 11/16/2021		7,200	7,912
Republic of Greece Government International Bond
3.000% due 02/24/2035	EUR	2,925	1,857
3.800% due 08/08/2017	JPY	340,000	2,546
4.500% due 07/03/2017		680,000	5,205
Slovenia Government International Bond
4.125% due 02/18/2019		$300	316
5.250% due 02/18/2024		4,700	5,196

Total Sovereign Issues (Cost $253,393)			180,468

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% (d)		7,750	8,978
Welltower, Inc.
6.500% (d)		84,000	5,129

Total Convertible Preferred Securities (Cost $9,723)			14,107

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
AgriBank FCB
6.875% due 01/01/2024 (d)		30,000	3,173
CoBank ACB
6.200% due 01/01/2025 (d)		106,000	10,706
6.250% due 10/01/2022 (d)		25,000	2,579
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		13,000	16,051
Navient Corp. CPI Linked Security
1.964% due 03/15/2017		21,400	506

Total Preferred Securities (Cost $29,614)			33,015

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.9%
CERTIFICATES OF DEPOSIT 1.6%
Banco Bilbao Vizcaya Argentaria S.A.
1.212% due 05/16/2016		$13,250	13,226
Intesa Sanpaolo SpA
1.701% due 04/11/2016		7,000	7,006
Itau Unibanco Holding S.A.
1.511% due 05/31/2016		67,400	67,396
Sumitomo Mitsui Banking Corp.
0.699% due 05/02/2017		16,100	16,097

			103,725

U.S. TREASURY BILLS 0.3%
0.109% due 01/14/2016 - 01/28/2016 (a)(g)(k)		17,687	17,686

Total Short-Term Instruments (Cost $121,432)			121,411

Total Investments in Securities (Cost $7,282,424)			7,116,051

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	661,715	6,534

Total Short-Term Instruments (Cost $6,557)		6,534

Total Investments in Affiliates (Cost $6,557)		6,534

Total Investments 112.1% (Cost $7,288,981)		$7,122,585
Financial Derivative Instruments (h)(j) (0.5%) (Cost or Premiums, net $(16,132))		(32,905)
Other Assets and Liabilities, net (11.6%)		(735,196)

Net Assets 100.0%		$6,354,484

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$18,600	$19,100	0.30%
Delta Air Lines, Inc.	2.344	05/09/2019	05/05/2014	5,974	5,974	0.09
Delta Air Lines, Inc.	2.503	09/30/2019	09/29/2014	26,775	26,674	0.42
Norwegian Air Shuttle	4.110 - 4.250	06/24/2026	06/25/2014	15,187	15,285	0.24
Norwegian Air Shuttle	5.860 - 6.110	06/24/2021	06/25/2014	10,986	10,877	0.17
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	6,000	6,167	0.10
Rise Ltd.	4.750	01/31/2021	02/11/2014	4,424	4,366	0.07

				$87,946	$88,443	1.39%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOM	0.450%	12/04/2015	02/05/2016	$(24,956)	$(24,965)
JPS	0.360	12/17/2015	01/11/2016	(2,226)	(2,227)
	0.420	11/18/2015	01/13/2016	(6,174)	(6,177)
RDR	0.560	11/23/2015	01/20/2016	(19,750)	(19,763)
	0.560	12/09/2015	01/20/2016	(59,400)	(59,424)
SCX	0.420	12/16/2015	01/26/2016	(26,528)	(26,533)
	0.440	12/09/2015	01/21/2016	(22,684)	(22,691)
	0.460	11/09/2015	02/09/2016	(29,234)	(29,255)
	0.580	12/09/2015	02/04/2016	(29,883)	(29,896)

Total Reverse Repurchase Agreements					$(220,931)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
MSC	0.360%	10/07/2015	01/05/2016	$(91,389)	$(91,905)

Total Sale-Buyback Transactions					$(91,905)

(1)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(330,708) at a weighted average interest rate of 0.170%.
(2)	Payable for sale-buyback transactions include $433 of deferred price drop.

(g)	Securities with an aggregate market value of $311,400 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	49	$47	$0	$(2)
90-Day Eurodollar June Futures	Short	06/2016	2,130	(681)	0	(53)
90-Day Eurodollar March Futures	Short	03/2017	2,586	2,462	0	(97)
90-Day Eurodollar September Futures	Short	09/2016	2,747	(1,085)	0	(69)
Euro-Bund 10-Year Bond March Futures	Long	03/2016	117	(280)	5	0
U.S. Treasury 10-Year Note March Futures	Long	03/2016	5,361	(2,151)	1,591	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	320	171	320	0

Total Futures Contracts				$(1,517)	$1,916	$(221)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
Mexico Government International Bond	1.000%	12/20/2018	1.149	$15,000	$(81)	$(114)	$2	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$56,207	$2,213	$(1,398)	$56	$(2)
CDX.HY-25 5-Year Index	5.000	12/20/2020	52,500	733	83	88	0
CDX.IG-19 5-Year Index	1.000	12/20/2017	200	2	0	0	0
CDX.IG-21 5-Year Index	1.000	12/20/2018	61,045	674	(360)	4	0
CDX.IG-22 5-Year Index	1.000	06/20/2019	6,600	63	(35)	1	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	140,900	976	(673)	19	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	1,076,600	6,300	(2,207)	163	0

				$10,961	$(4,590)	$331	$(2)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	80,800	$5,678	$156	$19	$0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		$173,000	(382)	(385)	0	(42)
Receive	3-Month USD-LIBOR	1.500	12/16/2017		700	(5)	(1)	0	0
Receive	3-Month USD-LIBOR	2.910	08/20/2019		352,100	(2,834)	(1,566)	0	(193)
Receive	3-Month USD-LIBOR	2.330	08/19/2025		53,800	(1,118)	(919)	0	(180)
Receive	3-Month USD-LIBOR	2.335	08/24/2025		39,800	(831)	(690)	0	(135)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		60,000	(1,843)	(2,310)	0	(249)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		198,200	947	1,373	0	(765)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		118,750	(2,399)	(3,440)	0	(1,005)
Receive	6-Month EUR-EURIBOR	0.350	09/10/2017	EUR	133,600	(1,097)	(789)	0	(9)
Receive	6-Month EUR-EURIBOR	0.950	03/25/2025		19,300	(226)	(181)	10	0
Receive	6-Month EUR-EURIBOR	1.000	03/16/2026		28,600	127	68	23	0
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		11,600	391	2,104	33	0
Receive	6-Month GBP-LIBOR	3.000	09/11/2024	GBP	13,500	(613)	(42)	46	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		50,700	253	458	265	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		9,400	(276)	(47)	102	0
Receive	6-Month GBP-LIBOR	2.175	03/16/2046		7,100	(29)	(45)	76	0
Receive	6-Month GBP-LIBOR	2.150	03/16/2046		12,500	53	28	133	0
Receive	6-Month JPY-LIBOR	0.500	09/17/2021	JPY	1,930,000	(297)	(51)	0	0
Receive	6-Month JPY-LIBOR	1.000	09/18/2023		14,000,000	(6,645)	(803)	0	(17)
Pay	28-Day MXN-TIIE	7.500	06/02/2021	MXN	21,300	114	(26)	2	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		139,600	(12)	(63)	12	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		219,300	89	(7)	20	0
Pay	28-Day MXN-TIIE	5.810	09/29/2021		150,900	51	(6)	14	0
Pay	28-Day MXN-TIIE	5.750	09/30/2021		112,500	16	(1)	10	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		720,200	(205)	(148)	64	0
Pay	28-Day MXN-TIIE	6.190	01/03/2035		273,900	(1,533)	(134)	46	0

						$(12,626)	$(7,467)	$875	$(2,595)

Total Swap Agreements						$(1,746)	$(12,171)	$1,208	$(2,597)

(i)	Securities with an aggregate market value of $69,567 and cash of $6,586 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2016		$22,425	AUD	31,267	$360	$0
	02/2016	AUD	31,267		$22,393	0	(359)
	09/2016	CNH	257,790		39,172	924	0
BOA	01/2016	EUR	173,546		185,032	0	(3,569)
	01/2016	GBP	2,219		3,363	92	0
	01/2016		$23,889	CNY	154,012	0	(360)
	01/2016		3,876	NZD	5,945	190	0
	02/2016	THB	1,420,409		$39,566	146	0
	02/2016	TWD	1,276,294		39,331	653	0
	02/2016		$475	GBP	312	0	(15)
BPS	01/2016		16,291	CNY	105,403	0	(188)
	01/2017	BRL	9,922		$3,492	1,259	0
BRC	01/2016	CNH	781		120	1	0
	01/2016		$23,889	CNY	153,965	0	(368)
	03/2016		148	MXN	2,550	0	(1)
	10/2016	CNH	114,917		$17,550	530	0
CBK	01/2016	EUR	34,777		37,853	59	0
	01/2016		$6,110	EUR	5,628	6	0
	01/2016		33,785	INR	2,243,771	34	0
DUB	01/2016	BRL	483,766		$126,699	4,420	0
	01/2016	KRW	46,997,497		40,189	222	0
	01/2016		$123,457	BRL	483,766	0	(1,178)
	02/2016	BRL	483,766		$122,253	1,176	0
	01/2017		$3,492	BRL	9,922	0	(1,259)
FBF	09/2016	CNH	302,341		$45,990	1,133	0
GLM	01/2016	JPY	9,191,698		75,249	0	(1,224)
	01/2016		$47,302	JPY	5,774,100	737	0
HUS	01/2016	BRL	3,892		$1,000	16	0
	01/2016		$997	BRL	3,892	0	(13)
	02/2016	HKD	3,288		$424	0	0
JPM	01/2016	BRL	35,309		10,084	1,159	0
	01/2016		$9,042	BRL	35,309	0	(118)
	01/2016		32,035	GBP	21,572	0	(233)
	01/2016		17,709	JPY	2,169,900	344	0
	02/2016	GBP	20,913		$31,036	203	0
	02/2016		$1,650	GBP	1,113	0	(9)
	02/2016		456	JPY	56,100	11	0
	03/2016		303	MXN	5,176	0	(4)
	04/2016	CNY	13,650		$2,014	0	(44)
	04/2016		$2,300	CNY	13,651	0	(242)
	09/2016	CNH	317,023		$48,224	1,188	0
MSB	01/2016	BRL	120,415		34,339	3,903	0
	01/2016	GBP	18,606		28,051	622	0
	01/2016		$30,838	BRL	120,415	0	(401)
	01/2016		10,305	JPY	1,247,698	76	0
	02/2016	AUD	40,011		$28,588	0	(515)
	02/2016	JPY	1,247,698		10,311	0	(76)
	10/2016	BRL	136,000		34,352	2,959	0
NAB	01/2016	AUD	31,267		22,495	0	(290)
NGF	03/2016	MXN	150,740		8,647	0	(57)
SCX	01/2016	MYR	166,670		37,953	0	(670)
	02/2016	NZD	12,189		7,906	0	(412)
	02/2016	SGD	55,607		39,498	347	0
	10/2016	CNH	8,288		1,269	43	0
UAG	01/2016	GBP	2,553		3,829	65	0
	01/2016	INR	2,237,036		33,663	0	(54)
	01/2016	NZD	5,945		4,005	0	(61)
	01/2016		$221,404	EUR	202,695	0	(1,125)
	01/2016		2,725	GBP	1,806	0	(63)
	02/2016	EUR	202,695		$221,560	1,129	0
	02/2016		$3,996	NZD	5,945	61	0
	09/2016		28,113	CNH	182,076	0	(1,099)

Total Forward Foreign Currency Contracts						$24,068	$(14,007)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
SCX	Call - OTC USD versus CNH	CNH	6.700	09/29/2016	$17,550	$395	$498

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933%	08/13/2018	$17,500	$1,820	$1,579
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/07/2016	113,600	181	103
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/08/2016	209,300	349	190
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017	22,200	1,793	1,499
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018	8,700	812	610

							$4,955	$3,981

Total Purchased Options							$5,350	$4,479

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$39,500	$(71)	$(33)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	41,000	(75)	(66)
BPS	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	32,200	(56)	(27)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	70,200	(131)	(59)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	55,000	(94)	(88)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	18,000	(40)	(15)
JPM	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	43,000	(25)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	43,000	(86)	(66)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	01/20/2016	43,400	(85)	(21)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	01/20/2016	8,100	(32)	(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.050	02/17/2016	32,000	(47)	(38)

						$(742)	$(414)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC USD versus CNH	CNH	7.050	12/08/2016	$27,900	$(389)	$(474)
HUS	Call - OTC USD versus CNH		7.000	12/07/2016	40,300	(567)	(746)
JPM	Call - OTC USD versus CNH		7.000	12/07/2016	83,070	(1,166)	(1,538)
	Call - OTC USD versus CNH		7.050	12/08/2016	74,470	(1,051)	(1,266)
SCX	Put - OTC USD versus CNH		6.280	09/29/2016	17,550	(105)	(37)
	Call - OTC USD versus CNH		7.000	09/29/2016	17,550	(273)	(257)

						$(3,551)	$(4,318)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$(240)	$(14)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	21,200	(273)	(14)

						$(513)	$(28)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	08/13/2018	$77,000	$(1,820)	$(1,228)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/30/2021)	3-Month USD-LIBOR	Receive	2.250	03/28/2016	77,200	(330)	(77)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017	97,400	(1,830)	(1,185)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	38,300	(821)	(578)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.670	12/07/2016	24,700	(181)	(152)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.630	12/08/2016	45,500	(350)	(256)

							$(5,332)	$(3,476)

Total Written Options							$(10,138)	$(8,236)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Darden Restaurants, Inc.	(1.000%)	06/20/2020	0.765%	$11,500	$(17)	$(104)	$0	$(121)
	Dow Chemical Co.	(1.000)	12/20/2020	0.780	4,000	(44)	0	0	(44)

						$(61)	$(104)	$0	$(165)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements,at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	06/20/2020	0.620%		$25,000	$489	$(69)	$420	$0
	China Government International Bond	1.000	09/20/2020	1.049		250	0	0	0	0
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.814		2,000	(2)	20	18	0
	Italy Government International Bond	1.000	12/20/2018	0.615		100	(5)	6	1	0
	Italy Government International Bond	1.000	09/20/2019	0.721		30,000	45	269	314	0
	MetLife, Inc.	1.000	06/20/2020	0.787		25,000	254	(15)	239	0
	Mexico Government International Bond	1.000	09/20/2020	1.639		100	(2)	(1)	0	(3)
	Morgan Stanley	1.000	06/20/2020	0.778		26,600	210	54	264	0
	Sprint Communications, Inc.	5.000	06/20/2020	10.449		700	33	(153)	0	(120)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	16,400	(92)	69	0	(23)
	Volkswagen International Finance NV	1.000	12/20/2020	1.520		900	(85)	61	0	(24)
BPS	Berkshire Hathaway, Inc.	1.000	06/20/2016	0.138		$50,000	841	(616)	225	0
	China Government International Bond	1.000	09/20/2020	1.049		23,550	(194)	152	0	(42)
	China Government International Bond	1.000	12/20/2020	1.095		1,400	(27)	21	0	(6)
	Freeport-McMoRan, Inc.	1.000	06/20/2018	10.863		4,600	(118)	(815)	0	(933)
	Petrobras International Finance Co.	1.000	06/20/2019	9.919		3,250	(250)	(557)	0	(807)
	Petrobras International Finance Co.	1.000	09/20/2019	9.939		37,700	(2,053)	(7,831)	0	(9,884)
	Petrobras International Finance Co.	1.000	12/20/2019	9.956		6,600	(720)	(1,097)	0	(1,817)
	Petroleos Mexicanos	1.000	09/20/2020	3.126		15,500	(776)	(623)	0	(1,399)
	Volkswagen International Finance NV	1.000	06/20/2016	0.913	EUR	4,300	(14)	18	4	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169		1,400	(18)	16	0	(2)
BRC	Apache Corp.	1.000	09/20/2020	2.109		$2,600	(109)	(16)	0	(125)
	Berkshire Hathaway, Inc.	1.000	12/20/2021	0.835		8,800	63	22	85	0
	Brazil Government International Bond	1.000	03/20/2020	4.645		4,000	(283)	(259)	0	(542)
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.814		2,000	(2)	20	18	0
	Italy Government International Bond	1.000	12/20/2018	0.615		4,600	(229)	282	53	0
	Italy Government International Bond	1.000	03/20/2020	0.783		5,000	(8)	54	46	0
	MetLife, Inc.	1.000	12/20/2021	1.051		7,000	22	(39)	0	(17)
	MetLife, Inc.	1.000	03/20/2022	1.086		2,800	(4)	(9)	0	(13)
	Mexico Government International Bond	1.000	09/20/2020	1.639		9,000	(143)	(109)	0	(252)
	Petroleos Mexicanos	1.000	09/20/2020	3.126		4,600	(237)	(178)	0	(415)
	Shell International Finance BV	1.000	03/20/2020	0.808	EUR	850	19	(11)	8	0
	Sprint Communications, Inc.	5.000	09/20/2020	10.611		$8,000	2	(1,459)	0	(1,457)
	Statoil ASA	1.000	06/20/2016	0.179		8,600	168	(131)	37	0
	Volkswagen International Finance NV	1.000	12/20/2020	1.520	EUR	4,050	(229)	122	0	(107)
CBK	Aegon NV	1.000	09/20/2020	0.753		7,000	71	20	91	0
	BMW Finance NV	1.000	12/20/2020	0.711		750	(12)	24	12	0
	Devon Energy Corp.	1.000	12/20/2020	4.025		$2,400	(364)	50	0	(314)
	Italy Government International Bond	1.000	03/20/2020	0.783		10,000	(19)	111	92	0
	Mexico Government International Bond	1.000	09/20/2020	1.639		3,500	(61)	(37)	0	(98)
	Prudential Financial, Inc.	1.000	06/20/2020	0.774		20,000	194	8	202	0
	Sprint Communications, Inc.	5.000	06/20/2020	10.449		2,400	107	(519)	0	(412)
	Sprint Communications, Inc.	5.000	09/20/2020	10.611		2,400	45	(482)	0	(437)
	Toyota Motor Credit Corp.	1.000	06/20/2016	0.105		2,000	(5)	14	9	0
	Valeant Pharmaceuticals International	5.000	12/20/2020	5.305		400	10	(14)	0	(4)
	Volkswagen International Finance NV	1.000	12/20/2020	1.520	EUR	4,300	(259)	146	0	(113)
DUB	Berkshire Hathaway, Inc.	1.000	03/20/2024	1.057		$10,000	(159)	121	0	(38)
	Brazil Government International Bond	1.000	06/20/2020	4.739		5,400	(487)	(300)	0	(787)
	China Government International Bond	1.000	09/20/2020	1.049		10,000	29	(47)	0	(18)
	Danone S.A.	1.000	03/20/2016	0.052		2,000	32	(27)	5	0
	Italy Government International Bond	1.000	12/20/2018	0.615		1,800	(84)	105	21	0
	Italy Government International Bond	1.000	06/20/2019	0.691		86,900	94	850	944	0
	Italy Government International Bond	1.000	09/20/2019	0.721		1,400	(2)	17	15	0
	MetLife, Inc.	1.000	03/20/2021	0.925		10,000	(32)	73	41	0
	MetLife, Inc.	1.000	09/20/2021	1.013		24,800	250	(258)	0	(8)
	Mexico Government International Bond	1.000	03/20/2019	1.273		20,000	150	(313)	0	(163)
	Morgan Stanley	1.000	03/20/2021	0.884		24,700	(220)	371	151	0
	Pacific Gas & Electric Co.	1.000	09/20/2016	0.095		20,000	(202)	342	140	0
	Prudential Financial, Inc.	1.000	09/20/2021	0.968		47,300	509	(410)	99	0
FBF	American Airlines Group, Inc.	5.000	12/20/2016	1.314		2,050	43	34	77	0
	JPMorgan Chase & Co.	1.000	09/20/2020	0.694		13,300	122	68	190	0
	Mexico Government International Bond	1.000	09/20/2020	1.639		4,500	(82)	(44)	0	(126)
	Pacific Gas & Electric Co.	1.000	09/20/2016	0.095		5,000	(50)	85	35	0
	Statoil ASA	1.000	06/20/2016	0.179		3,000	58	(45)	13	0
	Toyota Motor Credit Corp.	1.000	06/20/2016	0.105		2,700	(11)	24	13	0
GST	BP Capital Markets America, Inc.	1.000	03/20/2016	0.190		5,000	22	(11)	11	0
	BP Capital Markets America, Inc.	1.000	06/20/2016	0.206		5,500	49	(26)	23	0
	Brazil Government International Bond	1.000	03/20/2020	4.645		800	(68)	(40)	0	(108)
	Chesapeake Energy Corp.	5.000	03/20/2020	45.092		8,300	458	(6,186)	0	(5,728)
	Continental Resources, Inc.	1.000	06/20/2016	3.263		1,500	19	(34)	0	(15)
	Devon Energy Corp.	1.000	12/20/2020	4.025		100	(14)	1	0	(13)
	Enbridge, Inc.	1.000	09/20/2017	2.901		9,000	155	(437)	0	(282)
	Gilead Sciences, Inc.	1.000	06/20/2017	0.205		5,000	(20)	81	61	0
	JPMorgan Chase & Co.	1.000	09/20/2020	0.694		16,000	139	89	228	0
	Mexico Government International Bond	1.000	03/20/2019	1.273		4,500	17	(54)	0	(37)
	Morgan Stanley	1.000	06/20/2020	0.778		28,100	243	36	279	0
	Pacific Gas & Electric Co.	1.000	09/20/2016	0.095		2,500	(25)	42	17	0
	Petrobras International Finance Co.	1.000	09/20/2019	9.939		9,600	(545)	(1,972)	0	(2,517)
	Petroleos Mexicanos	1.000	09/20/2020	3.126		16,000	(798)	(646)	0	(1,444)
	Russia Government International Bond	1.000	06/20/2020	2.937		1,400	(186)	76	0	(110)
	Russia Government International Bond	1.000	09/20/2020	3.003		35,500	(4,109)	1,083	0	(3,026)
	Shell International Finance BV	1.000	03/20/2020	0.808	EUR	1,800	42	(26)	16	0
	Spain Government International Bond	1.000	06/20/2020	0.765		$26,600	370	(91)	279	0
	Sprint Communications, Inc.	5.000	09/20/2020	10.611		2,000	21	(385)	0	(364)
	Valeant Pharmaceuticals International	5.000	06/20/2016	1.417		3,000	(47)	104	57	0
	Viacom, Inc.	1.000	03/20/2021	1.788		4,700	(184)	6	0	(178)
	Volkswagen International Finance NV	1.000	12/20/2020	1.520	EUR	2,400	(126)	63	0	(63)
HUS	Brazil Government International Bond	1.000	03/20/2020	4.645		$2,500	(200)	(139)	0	(339)
	Brazil Government International Bond	1.000	06/20/2020	4.739		300	(19)	(25)	0	(44)
	China Government International Bond	1.000	09/20/2020	1.049		13,300	(32)	8	0	(24)
	Italy Government International Bond	1.000	12/20/2020	0.869		200	1	0	1	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		32,250	(50)	(122)	0	(172)
	Petrobras International Finance Co.	1.000	06/20/2019	9.919		5,400	(445)	(896)	0	(1,341)
	Russia Government International Bond	1.000	09/20/2020	3.003		1,000	(133)	48	0	(85)
	Toyota Motor Credit Corp.	1.000	06/20/2016	0.105		10,000	(60)	107	47	0

JPM	Brazil Government International Bond	1.000	03/20/2020	4.645		2,700	(231)	(135)	0	(366)
	China Government International Bond	1.000	09/20/2020	1.049		1,750	(1)	(2)	0	(3)
	Constellation Energy Group	1.000	06/20/2016	0.035		40,000	(38)	237	199	0
	Italy Government International Bond	1.000	06/20/2020	0.815		5,000	(6)	48	42	0
	Mexico Government International Bond	1.000	09/20/2020	1.639		2,500	(44)	(26)	0	(70)
	Morgan Stanley	1.000	06/20/2020	0.778		12,000	87	32	119	0
	Petroleos Mexicanos	1.000	09/20/2020	3.126		2,800	(151)	(102)	0	(253)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	2,800	(25)	21	0	(4)
	Williams Cos., Inc.	1.000	09/20/2019	3.701		$2,800	7	(264)	0	(257)
MYC	Anadarko Petroleum Corp.	1.000	12/20/2020	3.159		5,400	(644)	130	0	(514)
	Chesapeake Energy Corp.	5.000	09/20/2016	28.192		3,000	98	(572)	0	(474)
	Chesapeake Energy Corp.	5.000	03/20/2020	45.092		6,500	356	(4,842)	0	(4,486)
	Freeport-McMoRan, Inc.	1.000	09/20/2017	9.521		3,000	(54)	(342)	0	(396)
	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		1,500	(146)	(392)	0	(538)
	Italy Government International Bond	1.000	12/20/2018	0.615		17,500	(815)	1,019	204	0
	Italy Government International Bond	1.000	03/20/2019	0.656		2,900	6	27	33	0
	Italy Government International Bond	1.000	06/20/2019	0.691		44,400	(173)	655	482	0
	Italy Government International Bond	1.000	06/20/2020	0.815		10,100	(17)	101	84	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		18,950	(69)	(32)	0	(101)
	Mexico Government International Bond	1.000	03/20/2019	1.273		22,450	173	(356)	0	(183)
	Pioneer Natural Resources Co.	1.000	12/20/2020	3.124		4,500	(482)	57	0	(425)
	Russian Railways	1.000	03/20/2016	2.468		1,500	(33)	29	0	(4)
	Spain Government International Bond	1.000	06/20/2020	0.765		25,000	322	(60)	262	0
	Teck Resources Ltd.	1.000	03/20/2021	17.328		10,000	(521)	(4,430)	0	(4,951)
	Volkswagen International Finance NV	1.000	12/20/2020	1.520	EUR	2,750	(162)	89	0	(73)
RYL	Pacific Gas & Electric Co.	1.000	09/20/2016	0.095		$2,500	(26)	43	17	0
SOG	Statoil ASA	1.000	06/20/2016	0.179		8,600	164	(127)	37	0
UAG	Statoil ASA	1.000	06/20/2016	0.179		5,000	100	(79)	21	0

							$(11,639)	$(31,454)	$6,401	$(49,494)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
MYC	MCDX-24 10-Year Index	1.000%	06/20/2025	$11,100	$(375)	$55	$0	$(320)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	1.303%	09/30/2020		$116,700	$0	$1,155	$1,155	$0
	Receive	3-Month USD-CPURNSA Index	1.273	09/30/2020		53,700	0	611	611	0
	Receive	3-Month USD-CPURNSA Index	1.278	10/01/2020		53,500	0	596	596	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		5,500	0	55	55	0
BPS	Receive	3-Month EUR-EXT-CPI Index	0.995	12/08/2020	EUR	7,000	0	(42)	0	(42)
CBK	Receive	3-Month EUR-EXT-CPI Index	1.005	12/15/2020		17,800	0	(118)	0	(118)
	Pay	3-Month NZD-LIBOR	5.000	12/17/2024	NZD	8,000	135	427	562	0
DUB	Pay	1-Year BRL-CDI	15.510	07/01/2016	BRL	324,400	52	308	360	0
	Pay	3-Month NZD-LIBOR	5.000	12/17/2024	NZD	24,200	432	1,268	1,700	0
	Receive	3-Month USD-CPURNSA Index	1.540	11/07/2016		$3,300	0	(66)	0	(66)
GLM	Pay	1-Year BRL-CDI	14.720	01/02/2018	BRL	74,900	(9)	(418)	0	(427)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		120,000	12	(330)	0	(318)
	Receive	3-Month EUR-EXT-CPI Index	1.005	12/15/2020	EUR	11,000	0	(73)	0	(73)
	Receive	3-Month EUR-EXT-CPI Index	0.985	12/15/2020		20,600	0	(113)	0	(113)
JPM	Pay	3-Month NZD-LIBOR	5.000	12/17/2024	NZD	6,200	109	327	436	0
MYC	Receive	3-Month USD-CPURNSA Index	1.533	11/07/2016		$12,900	0	(255)	0	(255)

							$731	$3,332	$5,475	$(1,412)

Total Swap Agreements							$(11,344)	$(28,171)	$11,876	$(51,391)

(k)	Securities with an aggregate market value of $50,806 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$401,344	$115,507	$516,851
Corporate Bonds & Notes
Banking & Finance	0	2,227,581	52,265	2,279,846
Industrials	0	1,304,469	0	1,304,469
Utilities	0	352,255	4,532	356,787
Municipal Bonds & Notes
California	0	2,050	0	2,050
Colorado	0	9,005	0	9,005
Illinois	0	8,144	0	8,144
New Jersey	0	2,891	0	2,891
New York	0	3,314	0	3,314
Ohio	0	20,271	0	20,271
Washington	0	2,199	0	2,199
U.S. Government Agencies	0	9,478	2,099	11,577
U.S. Treasury Obligations	0	1,750,800	0	1,750,800
Non-Agency Mortgage-Backed Securities	0	161,400	0	161,400
Asset-Backed Securities	0	335,028	2,418	337,446
Sovereign Issues	0	180,468	0	180,468
Convertible Preferred Securities
Banking & Finance	0	14,107	0	14,107
Preferred Securities
Banking & Finance	506	32,509	0	33,015
Short-Term Instruments
Certificates of Deposit	0	103,725	0	103,725
U.S. Treasury Bills	0	17,686	0	17,686
	$506	$6,938,724	$176,821	$7,116,051

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	6,534	0	0	6,534

Total Investments	$7,040	$6,938,724	$176,821	$7,122,585

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,916	1,208	0	3,124
Over the counter	0	40,423	0	40,423
	$1,916	$41,631	$0	$43,547

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(221)	(2,597)	0	(2,818)
Over the counter	0	(73,619)	(15)	(73,634)

	$(221)	$(76,216)	$(15)	$(76,452)

Totals	$8,735	$6,904,139	$176,806	$7,089,680

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$144,369	$5,491	$(30,943)	$27	$(25)	$(1,927)	$0	$(1,485)	$115,507	$(1,908)
Corporate Bonds & Notes
Banking & Finance	37,104	16,681	0	(24)	0	(1,496)	0	0	52,265	(1,496)
Industrials	79,013	0	(21,707)	(161)	488	(3,007)	0	(54,626)	0	0
Utilities	9,958	0	(480)	(8)	(31)	(485)	0	(4,422)	4,532	(219)
U.S. Government Agencies	0	2,125	(11)	1	5	(21)	0	0	2,099	(20)
Asset-Backed Securities	10,518	0	(1,011)	0	0	(200)	0	(6,889)	2,418	(17)

	$280,962	$24,297	$(54,152)	$(165)	$437	$(7,136)	$0	$(67,422)	$176,821	$(3,660)
Financial Derivative Instruments – Liabilities
Over the counter	(8)	0	0	0	0	(7)	0	0	(15)	(7)

Totals	$280,954	$24,297	$(54,152)	$(165)	$437	$(7,143)	$0	$(67,422)	$176,806	$(3,667)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$106,477	Proxy Pricing	Base Price	97.00 - 102.50
	9,030	Third Party Vendor	Broker Quote	62.50 - 99.38
Corporate Bonds & Notes
Banking & Finance	40,695	Reference Instrument	Spread	210.00 bps
	11,570	Proxy Pricing	Base Price	99.87 - 102.67
Utilities	4,532	Proxy Pricing	Base Price	99.78
U.S. Government Agencies	2,099	Proxy Pricing	Base Price	59.00
Asset-Backed Securities	2,418	Third Party Vendor	Broker Quote	99.19
Financial Derivative Instruments – Liabilities
Over the counter	(15)	Indicative Market Quotation	Broker Quote	($1.06)

Total	$ 176,806

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Total Return Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.8%
BANK LOAN OBLIGATIONS 0.2%
Rise Ltd.
4.750% due 01/31/2021 (e)	$6,109	$6,063

Total Bank Loan Obligations (Cost $6,145)		6,063

CORPORATE BONDS & NOTES 54.6%
BANKING & FINANCE 18.5%
AIG SunAmerica Global Financing
6.900% due 03/15/2032	735	945
Alleghany Corp.
4.900% due 09/15/2044	2,500	2,380
American International Group, Inc.
6.820% due 11/15/2037	1,680	2,020
American Tower Corp.
4.000% due 06/01/2025	17,400	17,139
Asian Development Bank
5.820% due 06/16/2028	500	642
Aviation Loan Trust
2.622% due 12/15/2022	4,173	3,866
Banco del Estado de Chile
2.000% due 11/09/2017	12,000	11,909
Banco do Brasil S.A.
3.875% due 10/10/2022	11,038	8,444
Banco Santander Chile
3.875% due 09/20/2022	6,920	6,907
Bank of America Corp.
0.692% due 08/15/2016	100	100
6.250% due 09/05/2024 (d)	11,000	11,041
7.750% due 05/14/2038	400	544
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.850% due 09/08/2021	11,900	11,874
Bank One Corp.
7.625% due 10/15/2026	95	121
8.000% due 04/29/2027	100	129
Barclays Bank PLC
10.179% due 06/12/2021	11,560	15,001
BBVA Bancomer S.A.
6.500% due 03/10/2021	3,900	4,154
Berkshire Hathaway, Inc.
4.500% due 02/11/2043	22,400	22,591
Blackstone Holdings Finance Co. LLC
6.250% due 08/15/2042	2,000	2,368
BPCE S.A.
4.625% due 07/11/2024	10,700	10,429
Brown & Brown, Inc.
4.200% due 09/15/2024	3,000	2,969
Citigroup, Inc.
6.625% due 06/15/2032	4,250	5,026
6.675% due 09/13/2043	4,900	6,029
8.125% due 07/15/2039	5,571	7,987
CME Group, Inc.
5.300% due 09/15/2043	3,740	4,291
Credit Agricole S.A.
8.375% due 10/13/2019 (d)	10,000	11,250
Credit Suisse AG
6.500% due 08/08/2023	13,000	14,037
Credit Suisse Group Funding Guernsey Ltd.
4.875% due 05/15/2045	5,200	5,148
Denali Borrower LLC
5.625% due 10/15/2020	4,400	4,620
Fidelity National Financial, Inc.
5.500% due 09/01/2022	700	744
First American Financial Corp.
4.300% due 02/01/2023	4,500	4,483
FMR LLC
4.950% due 02/01/2033	3,000	3,148
5.150% due 02/01/2043	11,300	12,047
Ford Holdings LLC
9.300% due 03/01/2030	10,000	13,737
Ford Motor Credit Co. LLC
4.134% due 08/04/2025	10,500	10,489
GE Capital International Funding Co.
4.418% due 11/15/2035	34,210	34,992

General Electric Capital Corp.
5.875% due 01/14/2038		2,749	3,372
6.375% due 11/15/2067		250	262
6.750% due 03/15/2032		5,406	7,075
6.875% due 01/10/2039		1,890	2,581
Goldman Sachs Group, Inc.
3.750% due 05/22/2025		7,700	7,769
5.375% due 05/10/2020 (d)		5,100	5,075
5.700% due 05/10/2019 (d)		8,900	8,855
6.125% due 02/15/2033		350	411
6.450% due 05/01/2036		900	1,020
6.750% due 10/01/2037		17,185	20,136
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	454
5.875% due 11/01/2034		230	267
HSBC Holdings PLC
6.375% due 09/17/2024 (d)		9,000	8,899
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		8,600	7,568
JPMorgan Chase & Co.
3.900% due 07/15/2025		19,700	20,312
5.000% due 07/01/2019 (d)		11,400	10,844
6.100% due 10/01/2024 (d)		13,900	13,988
7.900% due 04/30/2018 (d)		1,400	1,427
Kilroy Realty LP
4.250% due 08/15/2029		8,900	8,744
LBG Capital PLC
15.000% due 12/21/2019	GBP	6,200	12,440
15.000% due 12/21/2019	EUR	500	778
LeasePlan Corp. NV
2.500% due 05/16/2018		$2,800	2,759
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		1,200	91
MetLife, Inc.
5.700% due 06/15/2035		5,500	6,368
Moody’s Corp.
5.250% due 07/15/2044		8,000	8,195
Morgan Stanley
6.375% due 07/24/2042		6,600	8,184
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054		8,200	8,109
Navient Corp.
5.625% due 08/01/2033		6,400	4,320
8.000% due 03/25/2020		3,900	3,863
New York Life Insurance Co.
6.750% due 11/15/2039		2,500	3,213
North American Development Bank
4.375% due 02/11/2020		10,625	11,452
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		10,000	12,031
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		1,200	1,174
4.950% due 04/01/2024		2,000	2,023
Pacific Life Insurance Co.
9.250% due 06/15/2039		9,300	13,542
Rabobank Group
3.375% due 05/21/2025		2,550	2,530
11.000% due 06/30/2019 (d)		8,200	10,154
Regions Financial Corp.
7.375% due 12/10/2037		4,000	5,033
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		100	101
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		7,000	8,138
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,000	1,019
5.717% due 06/16/2021		3,200	3,166
6.125% due 02/07/2022		1,000	1,007
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054		4,800	4,704
6.850% due 12/16/2039		6,900	8,548
Travelers Cos., Inc.
4.300% due 08/25/2045		4,900	4,952
Vnesheconombank Via VEB Finance PLC
6.800% due 11/22/2025		2,300	2,250
Vonovia Finance BV
5.000% due 10/02/2023		3,100	3,206
Wachovia Corp.
5.625% due 10/15/2016		100	103
Wells Fargo & Co.
3.900% due 05/01/2045		9,300	8,596
5.875% due 06/15/2025 (d)		1,600	1,686
5.900% due 06/15/2024 (d)		8,200	8,292
Wells Fargo Bank N.A.
6.600% due 01/15/2038		8,061	10,427

Welltower, Inc.
5.125% due 03/15/2043	12,400	12,473
Weyerhaeuser Co.
7.375% due 03/15/2032	18,900	22,536

		620,123

INDUSTRIALS 23.1%
21st Century Fox America, Inc.
6.150% due 02/15/2041	14,800	16,694
6.200% due 12/15/2034	300	341
AbbVie, Inc.
4.500% due 05/14/2035	11,400	11,197
4.700% due 05/14/2045	900	884
Actavis Funding SCS
3.850% due 06/15/2024	7,477	7,507
4.750% due 03/15/2045	10,600	10,374
4.850% due 06/15/2044	3,800	3,776
ADT Corp.
4.125% due 06/15/2023	8,300	7,802
Alibaba Group Holding Ltd.
4.500% due 11/28/2034	600	578
ALROSA Finance S.A.
7.750% due 11/03/2020	800	845
Altria Group, Inc.
9.950% due 11/10/2038	3,074	4,942
America Movil S.A.B. de C.V.
6.375% due 03/01/2035	700	787
American Airlines Pass-Through Trust
3.700% due 04/01/2028	2,355	2,359
Amgen, Inc.
4.400% due 05/01/2045	9,200	8,552
5.650% due 06/15/2042	14,800	16,059
6.400% due 02/01/2039	5,000	5,946
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040	8,100	5,427
Apple, Inc.
4.375% due 05/13/2045	7,000	7,080
Barrick Gold Corp.
5.800% due 11/15/2034	10	8
Barrick International Barbados Corp.
6.350% due 10/15/2036	10,490	7,811
Boston Scientific Corp.
7.375% due 01/15/2040	12,750	15,480
Burlington Northern Santa Fe LLC
4.550% due 09/01/2044	1,300	1,261
6.530% due 07/15/2037	200	235
Cameron International Corp.
5.950% due 06/01/2041	8,100	8,621
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	1,858
Canadian Pacific Railway Co.
4.800% due 08/01/2045	2,300	2,246
CBS Corp.
4.850% due 07/01/2042	7,354	6,619
CC Holdings GS LLC
3.849% due 04/15/2023	2,300	2,262
Cenovus Energy, Inc.
6.750% due 11/15/2039	6,400	6,103
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	4,600	5,095
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,134
Comcast Corp.
4.400% due 08/15/2035	9,300	9,374
6.400% due 03/01/2040	4,000	4,973
6.550% due 07/01/2039	1,150	1,451
7.050% due 03/15/2033	7,590	9,809
ConAgra Foods, Inc.
4.650% due 01/25/2043	1,650	1,477
Conoco Funding Co.
7.250% due 10/15/2031	10	11
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	2,691	2,762
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	200	222
Cox Communications, Inc.
8.375% due 03/01/2039	12,638	13,957
Crown Americas LLC
6.250% due 02/01/2021	10,000	10,337
Crown Castle Towers LLC
6.113% due 01/15/2040	1,100	1,203
CSX Corp.
6.150% due 05/01/2037	800	934

CVS Health Corp.
4.875% due 07/20/2035	3,800	3,937
5.125% due 07/20/2045	1,300	1,375
CVS Pass-Through Trust
6.036% due 12/10/2028	122	134
7.507% due 01/10/2032	18,698	22,096
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	15,327	21,312
Devon Energy Corp.
7.950% due 04/15/2032	6,905	7,152
DISH DBS Corp.
5.000% due 03/15/2023	8,500	7,395
Domtar Corp.
6.750% due 02/15/2044	5,000	4,900
Dow Chemical Co.
9.400% due 05/15/2039	7,300	10,520
Ecopetrol S.A.
5.875% due 09/18/2023	5,500	5,074
Enbridge Energy Partners LP
6.300% due 12/15/2034	900	808
Encana Corp.
6.625% due 08/15/2037	6,400	5,190
Energy Transfer Partners LP
6.625% due 10/15/2036	5,200	4,515
Enterprise Products Operating LLC
5.750% due 03/01/2035	600	556
5.950% due 02/01/2041	1,500	1,382
6.125% due 10/15/2039	800	732
6.875% due 03/01/2033	10,000	10,460
Forest Laboratories LLC
4.375% due 02/01/2019	1,000	1,048
Freeport-McMoRan, Inc.
5.450% due 03/15/2043	12,800	6,720
Georgia-Pacific LLC
5.400% due 11/01/2020	1,900	2,099
7.750% due 11/15/2029	80	104
8.000% due 01/15/2024	1,750	2,218
8.875% due 05/15/2031	5,700	8,002
Gerdau Trade, Inc.
5.750% due 01/30/2021	100	80
Goldcorp, Inc.
3.625% due 06/09/2021	2,600	2,445
5.450% due 06/09/2044	2,300	1,854
GTL Trade Finance, Inc.
5.893% due 04/29/2024	1,245	890
Harris Corp.
4.854% due 04/27/2035	1,800	1,776
5.054% due 04/27/2045	2,300	2,260
Hess Corp.
7.300% due 08/15/2031	1,300	1,293
Home Depot, Inc.
4.250% due 04/01/2046	6,300	6,456
International Paper Co.
5.150% due 05/15/2046	4,700	4,488
KeySpan Corp.
5.803% due 04/01/2035	120	131
Kinder Morgan Energy Partners LP
5.500% due 03/01/2044	6,000	4,694
5.800% due 03/15/2035	4,450	3,587
6.500% due 09/01/2039	7,000	5,788
6.950% due 01/15/2038	7,470	6,658
7.300% due 08/15/2033	3,000	2,754
Kraft Foods Group, Inc.
6.500% due 02/09/2040	13,500	15,776
Kraft Heinz Foods Co.
7.125% due 08/01/2039	7,850	9,582
Kroger Co.
6.900% due 04/15/2038	9,600	11,899
7.500% due 04/01/2031	200	255
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	1,400	1,246
Marathon Oil Corp.
5.200% due 06/01/2045	7,500	5,357
Massachusetts Institute of Technology
4.678% due 07/01/2114	2,740	2,836
McDonald’s Corp.
5.700% due 02/01/2039	55	60
McGraw Hill Financial, Inc.
4.000% due 06/15/2025	2,300	2,311
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	2,900	2,704
Microsoft Corp.
3.500% due 02/12/2035	9,400	8,707
4.000% due 02/12/2055	1,900	1,710
Molson Coors Brewing Co.
5.000% due 05/01/2042	4,200	4,057

Motorola Solutions, Inc.
5.500% due 09/01/2044	7,900	6,223
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)	10,000	10,625
NBCUniversal Media LLC
6.400% due 04/30/2040	9,500	11,867
Newmont Mining Corp.
6.250% due 10/01/2039	4,150	3,326
Norfolk Southern Corp.
4.450% due 06/15/2045	5,000	4,727
ONEOK Partners LP
6.125% due 02/01/2041	7,915	6,065
Oracle Corp.
4.125% due 05/15/2045	8,900	8,444
4.300% due 07/08/2034	2,000	1,992
4.500% due 07/08/2044	900	908
Packaging Corp. of America
3.650% due 09/15/2024	1,600	1,558
Pfizer, Inc.
7.200% due 03/15/2039	2,330	3,215
Philip Morris International, Inc.
3.600% due 11/15/2023	1,800	1,879
6.375% due 05/16/2038	2,400	3,033
PPG Industries, Inc.
5.500% due 11/15/2040	6,800	7,601
Pride International, Inc.
7.875% due 08/15/2040	5,600	4,399
QUALCOMM, Inc.
3.450% due 05/20/2025	6,900	6,627
4.800% due 05/20/2045	9,100	8,107
QVC, Inc.
5.950% due 03/15/2043	3,500	2,978
Reynolds American, Inc.
6.150% due 09/15/2043	3,500	3,981
7.250% due 06/15/2037	200	246
Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	197
6.875% due 04/15/2040	7,500	6,487
SES S.A.
3.600% due 04/04/2023	4,600	4,496
5.300% due 04/04/2043	3,800	3,663
Southern Copper Corp.
5.250% due 11/08/2042	8,000	5,804
Stanley Black & Decker, Inc.
5.200% due 09/01/2040	2,035	2,196
Statoil ASA
4.250% due 11/23/2041	2,500	2,366
Suncor Energy, Inc.
6.500% due 06/15/2038	800	858
6.850% due 06/01/2039	2,500	2,763
Sunoco Logistics Partners Operations LP
4.950% due 01/15/2043	2,000	1,435
Teck Resources Ltd.
6.000% due 08/15/2040	5,000	2,125
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	7,100	8,559
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	2,896
7.625% due 04/01/2037	4,720	4,607
8.375% due 06/15/2032	3,600	3,501
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	49	54
Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	3,578
Time Warner Cable, Inc.
5.875% due 11/15/2040	1,000	950
6.550% due 05/01/2037	14,450	14,657
6.750% due 06/15/2039	2,700	2,718
7.300% due 07/01/2038	1,225	1,332
Time Warner, Inc.
6.100% due 07/15/2040	7,780	8,431
6.500% due 11/15/2036	8,662	9,836
7.700% due 05/01/2032	70	88
Topaz Solar Farms LLC
4.875% due 09/30/2039	5,911	6,120
TransCanada PipeLines Ltd.
7.625% due 01/15/2039	6,000	7,377
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	5,970	6,023
4.625% due 12/03/2026	5,555	5,771
5.900% due 04/01/2026	3,322	3,675
United Airlines Pass-Through Trust
4.000% due 10/11/2027	1,941	1,987
4.300% due 02/15/2027	13,804	14,304
UnitedHealth Group, Inc.
4.625% due 07/15/2035	8,900	9,256

4.750% due 07/15/2045	5,700	6,013
Vale Overseas Ltd.
6.875% due 11/21/2036	760	535
6.875% due 11/10/2039	1,400	980
8.250% due 01/17/2034	3,610	2,910
Viacom, Inc.
4.375% due 03/15/2043	3,598	2,645
5.850% due 09/01/2043	8,100	7,292
Wal-Mart Stores, Inc.
6.500% due 08/15/2037	22,676	29,353
Williams Cos., Inc.
8.750% due 03/15/2032	309	233
Williams Partners LP
4.900% due 01/15/2045	13,600	8,683
5.400% due 03/04/2044	1,700	1,142
6.300% due 04/15/2040	2,200	1,693
Yum! Brands, Inc.
6.875% due 11/15/2037	26	22

		773,188

UTILITIES 13.0%
AEP Texas Central Co.
6.650% due 02/15/2033	1,800	2,200
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	5,400	5,921
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	11,500	10,563
American Water Capital Corp.
4.300% due 12/01/2042	2,600	2,635
Anadarko Finance Co.
7.500% due 05/01/2031	13,522	14,402
AT&T, Inc.
4.350% due 06/15/2045	1,500	1,294
4.500% due 05/15/2035	700	649
4.750% due 05/15/2046	2,100	1,930
5.350% due 09/01/2040	29,422	29,158
6.300% due 01/15/2038	13,750	15,099
6.500% due 09/01/2037	50	56
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	2,305	2,694
6.500% due 09/15/2037	5,300	6,473
BG Energy Capital PLC
5.125% due 10/15/2041	6,100	5,952
British Telecommunications PLC
9.625% due 12/15/2030	730	1,069
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	5,338
Cleco Power LLC
6.000% due 12/01/2040	4,700	5,298
ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036	5,000	5,152
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	9,190	11,869
DTE Electric Co.
3.950% due 06/15/2042	1,600	1,535
4.300% due 07/01/2044	4,000	4,072
Duke Energy Carolinas LLC
6.050% due 04/15/2038	2,000	2,488
Duke Energy Florida LLC
3.850% due 11/15/2042	4,600	4,311
6.350% due 09/15/2037	200	255
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	116
Duke Energy Progress LLC
6.300% due 04/01/2038	800	1,021
Electricite de France S.A.
5.625% due 01/22/2024 (d)	9,800	9,357
Entergy Mississippi, Inc.
3.100% due 07/01/2023	4,000	3,928
FirstEnergy Corp.
7.375% due 11/15/2031	8,950	10,928
Florida Power & Light Co.
4.050% due 10/01/2044	1,805	1,791
5.950% due 02/01/2038	200	250
5.960% due 04/01/2039	5,000	6,254
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	6,800	6,039
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018	1,050	1,134
9.250% due 04/23/2019	225	252
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	912
Kentucky Utilities Co.
5.125% due 11/01/2040	5,900	6,618

Koninklijke KPN NV
8.375% due 10/01/2030	3,000	3,940
Laclede Group, Inc.
1.112% due 08/15/2017	5,000	4,978
Majapahit Holding BV
7.875% due 06/29/2037	2,900	3,146
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,247
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016	1,500	1,504
Ohio Power Co.
5.850% due 10/01/2035	100	114
6.600% due 02/15/2033	30	36
6.600% due 03/01/2033	65	79
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,000	3,858
Ooredoo International Finance Ltd.
5.000% due 10/19/2025	900	974
Pacific Gas & Electric Co.
6.350% due 02/15/2038	13,200	16,095
PacifiCorp
5.750% due 04/01/2037	60	71
6.000% due 01/15/2039	2,040	2,480
6.100% due 08/01/2036	60	73
Petrobras Global Finance BV
5.375% due 01/27/2021	2,800	2,093
6.875% due 01/20/2040	11,900	7,794
7.875% due 03/15/2019	10,500	9,319
Petroleos Mexicanos
5.625% due 01/23/2046	8,800	6,767
6.500% due 06/02/2041	23,400	20,346
6.625% due 06/15/2035	520	467
6.625% due 06/15/2038	3,600	3,186
Plains All American Pipeline LP
2.850% due 01/31/2023	12,400	10,249
PPL Electric Utilities Corp.
5.200% due 07/15/2041	1,600	1,816
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,519
PSEG Power LLC
8.625% due 04/15/2031	600	749
Public Service Co. of Colorado
6.250% due 09/01/2037	235	303
Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	5,561
5.800% due 05/01/2037	145	176
Puget Energy, Inc.
6.000% due 09/01/2021	7,400	8,349
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	939
Shell International Finance BV
3.625% due 08/21/2042	1,600	1,339
4.375% due 05/11/2045	4,500	4,266
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,445
Southern California Edison Co.
5.625% due 02/01/2036	2,000	2,335
6.000% due 01/15/2034	3,600	4,335
Telecom Italia Capital S.A.
7.721% due 06/04/2038	3,900	4,085
Verizon Communications, Inc.
4.522% due 09/15/2048	39,586	35,541
4.672% due 03/15/2055	11,328	9,867
4.862% due 08/21/2046	24,000	22,793
5.012% due 08/21/2054	10,819	9,944
5.850% due 09/15/2035	3,062	3,283
6.400% due 09/15/2033	2,052	2,344
6.550% due 09/15/2043	2,037	2,427
Virginia Electric & Power Co.
6.000% due 01/15/2036	20	25
Vodafone Group PLC
6.150% due 02/27/2037	10,410	10,298
Wisconsin Electric Power Co.
4.300% due 12/15/2045	3,600	3,691

		433,259

Total Corporate Bonds & Notes (Cost $1,854,275)		1,826,570

MUNICIPAL BONDS & NOTES 4.4%
CALIFORNIA 1.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	12,100	16,636

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	8,844
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	1,200	1,453
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,125
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	1,931
Santa Clara Valley Transportation Authority, California Revenue Bonds, (BABs), Series 2010
5.876% due 04/01/2032	2,180	2,625
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	14,500	13,795

		46,409

COLORADO 0.0%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,232

GEORGIA 0.5%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,325	6,396
6.655% due 04/01/2057	8,500	10,102

		16,498

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	12,900	14,009
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	500	582

		14,591

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	150

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2015
4.927% due 04/15/2045	2,600	2,587

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	3,718

NEW YORK 0.3%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
10.050% due 06/15/2031	2,000	2,533
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	8,675	8,346

		10,879

OHIO 0.6%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	11,480	15,810
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	347
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,935	4,728

		20,885

PENNSYLVANIA 0.0%
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	600	618

TEXAS 0.8%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	7,025
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF Insured), Series 2008
10.130% due 02/15/2031	1,300	1,611
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
10.140% due 10/01/2031	2,400	3,175

Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	13,100	13,036

		24,847

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	8,030	6,962

Total Municipal Bonds & Notes (Cost $133,299)		149,376

U.S. GOVERNMENT AGENCIES 23.7%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030 (b)	121,612	103,160
0.397% due 10/27/2037	1,669	1,661
0.482% due 07/25/2037	41	38
0.552% due 03/25/2036	11	11
0.822% due 09/25/2032	10	10
1.443% due 06/01/2043	214	219
1.739% due 06/01/2035	1,200	1,257
1.943% due 04/01/2035	645	682
1.952% due 10/01/2035	585	618
1.985% due 12/01/2034	837	872
1.993% due 06/01/2035	1,011	1,059
2.274% due 09/01/2035	68	72
2.326% due 05/25/2035	1,080	1,136
2.455% due 12/01/2033	50	53
2.490% due 08/01/2035	103	110
2.614% due 11/01/2034	1,432	1,515
2.655% due 11/01/2035	13	13
3.314% due 09/25/2020	20,000	21,167
4.000% due 02/25/2019	23	23
5.000% due 08/25/2033	56	62
5.500% due 04/25/2033 - 09/25/2035	3,969	4,599
5.625% due 04/17/2028 - 07/15/2037	47,925	63,149
5.900% due 07/25/2042	13	15
6.000% due 07/25/2031 - 03/25/2036	961	1,131
6.080% due 09/01/2028	1,800	2,371
6.210% due 08/06/2038	12,900	18,281
6.250% due 05/15/2029	14,400	19,565
6.513% due 05/25/2032	7	7
6.625% due 11/15/2030	15,860	22,506
Federal Farm Credit Bank
5.125% due 07/09/2029	500	593
5.750% due 12/07/2028	20	25
Federal Home Loan Bank
6.640% due 12/13/2016	50	53
Freddie Mac
0.000% due 03/15/2031 (b)	13,400	7,888
0.481% due 08/15/2019 - 10/15/2020	152	152
0.561% due 02/15/2019	61	61
0.731% due 01/15/2033	7	7
0.831% due 09/15/2030	3	3
1.443% due 10/25/2044 - 02/25/2045	64	66
2.350% due 04/01/2035	92	98
2.397% due 10/01/2035	92	97
2.476% due 06/01/2035	44	46
4.000% due 06/15/2041	12,986	14,219
5.000% due 03/01/2038 - 12/01/2038	1,710	1,884
5.400% due 03/17/2021	500	504
5.500% due 02/15/2024	77	86
6.000% due 06/15/2035 - 10/01/2037	11,577	13,016
6.250% due 07/15/2032 (i)(k)	1,500	2,089
6.500% due 10/25/2043	95	109
6.750% due 03/15/2031 (i)	10,100	14,496
8.250% due 06/01/2016	130	134
Ginnie Mae
1.750% due 05/20/2030	102	105
5.000% due 03/20/2040	9,971	11,227
Israel Government AID Bond
0.000% due 03/15/2022 - 11/01/2024 (b)	35,822	28,884
5.500% due 09/18/2023 - 09/18/2033	44,202	54,620
Residual Funding Corp. STRIPS
0.000% due 07/15/2020 - 04/15/2030 (b)	347,802	224,557
Resolution Funding Corp. STRIPS
0.000% due 01/15/2025 - 07/15/2029 (b)	51,736	37,184
Small Business Administration
5.290% due 12/01/2027	638	703
5.510% due 11/01/2027	164	183
Tennessee Valley Authority
4.625% due 09/15/2060	16,300	17,086
4.875% due 01/15/2048	4,050	4,491
5.375% due 04/01/2056	1,383	1,652
5.880% due 04/01/2036	21,400	27,547
6.235% due 07/15/2045	1,022	1,169

7.125% due 05/01/2030	45,000	63,023

Total U.S. Government Agencies (Cost $719,155)		793,419

U.S. TREASURY OBLIGATIONS 19.5%
U.S. Treasury Bonds
2.750% due 08/15/2042 (g)(k)	103,650	98,897
2.750% due 11/15/2042 (g)	97,250	92,560
3.000% due 11/15/2044 (g)(i)	85,000	84,551
3.125% due 02/15/2043 (g)(i)	65,086	66,594
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043 (g)	19,135	16,170
0.750% due 02/15/2042 (g)	16,102	14,127
0.750% due 02/15/2045 (g)(k)	70,893	61,709
1.375% due 02/15/2044 (g)	37,958	38,560
U.S. Treasury STRIPS
0.000% due 05/15/2033 (b)	8,800	5,315
0.000% due 11/15/2033 (b)	18,800	11,133
0.000% due 05/15/2034 (b)	10,700	6,211
0.000% due 08/15/2039 (b)	13,100	6,509
0.000% due 11/15/2039 (b)(g)	101,700	49,758
0.000% due 05/15/2040 (b)	19,850	9,557
0.000% due 08/15/2040 (b)	43,900	20,797
0.000% due 11/15/2040 (b)(g)	110,700	52,205
0.000% due 05/15/2042 (b)	1,300	580
0.000% due 08/15/2042 (b)	17,880	7,855
0.000% due 11/15/2042 (b)	22,800	9,901

Total U.S. Treasury Obligations (Cost $636,715)		652,989

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	6,853
American Home Mortgage Assets Trust
1.177% due 11/25/2046	2,343	1,206
American Home Mortgage Investment Trust
2.654% due 02/25/2045	25	25
BAMLL Commercial Mortgage Securities Trust
4.185% due 08/15/2046	13,300	13,865
Banc of America Funding Trust
2.754% due 05/25/2035	28	29
2.801% due 02/20/2036	1,143	1,137
3.007% due 01/20/2047 ^	77	65
Banc of America Mortgage Trust
6.500% due 09/25/2033	2	2
Banc of America Re-REMIC Trust
7.892% due 02/24/2051	4,691	4,807
9.867% due 12/24/2049	7,454	7,674
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,575
5.122% due 08/10/2035	8,700	8,594
Bear Stearns Adjustable Rate Mortgage Trust
2.480% due 08/25/2035	400	402
2.625% due 05/25/2034	5	5
2.660% due 10/25/2035	193	190
2.680% due 03/25/2035	1,344	1,350
2.768% due 11/25/2030	89	86
2.802% due 05/25/2047 ^	2,625	2,369
2.813% due 11/25/2034	67	65
2.842% due 10/25/2035	155	155
2.894% due 02/25/2034	24	24
2.924% due 03/25/2035	146	148
Bear Stearns ALT-A Trust
2.702% due 11/25/2036 ^	236	172
2.726% due 09/25/2035	8,613	7,325
2.760% due 11/25/2036	371	284
Chase Mortgage Finance Trust
2.466% due 03/25/2037 ^	837	786
5.500% due 11/25/2035	5,000	4,866
Citigroup Mortgage Loan Trust, Inc.
0.492% due 01/25/2037	80	57
1.021% due 08/25/2035 ^	463	350
2.420% due 09/25/2035	206	208
2.430% due 09/25/2035	271	272
2.730% due 10/25/2035	133	132
COBALT Commercial Mortgage Trust
5.484% due 04/15/2047	460	473
Core Industrial Trust
3.494% due 02/10/2037	4,250	4,106
Countrywide Alternative Loan Trust
0.597% due 12/20/2046 ^	1,570	1,171
0.612% due 03/20/2046	378	287
0.612% due 09/25/2046 ^	2,105	1,848
0.702% due 02/25/2037	171	134
5.500% due 03/25/2036 ^	163	139
6.250% due 08/25/2037 ^	235	201

Countrywide Home Loan Mortgage Pass-Through Trust
0.652% due 05/25/2035	162	139
0.742% due 03/25/2035	496	391
2.561% due 04/20/2035	40	40
2.593% due 02/20/2036 ^	196	183
2.602% due 02/20/2036 ^	294	258
2.640% due 11/20/2034	39	37
2.646% due 11/25/2034	202	192
2.671% due 02/20/2035	76	76
2.713% due 08/25/2034 ^	182	159
2.766% due 08/25/2034 ^	63	56
5.250% due 05/25/2035	264	228
Countrywide Home Loan Reperforming REMIC Trust
0.842% due 07/25/2036	7,983	7,357
Credit Suisse First Boston Mortgage Securities Corp.
2.350% due 07/25/2033	49	49
2.596% due 08/25/2033	23	23
DBUBS Mortgage Trust
1.651% due 07/12/2044	5,916	5,970
DLJ Mortgage Acceptance Corp.
4.623% due 11/25/2023	10	10
Downey Savings & Loan Association Mortgage Loan Trust
0.662% due 08/19/2045	247	212
First Horizon Mortgage Pass-Through Trust
2.723% due 08/25/2035	55	49
2.804% due 12/25/2034	13	13
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,042	4,135
GS Mortgage Securities Trust
4.473% due 03/10/2044	2,600	2,600
GSR Mortgage Loan Trust
2.806% due 09/25/2035	144	148
2.845% due 11/25/2035	27	26
HarborView Mortgage Loan Trust
0.443% due 03/19/2036	312	226
0.582% due 07/19/2046 ^	3,409	2,039
0.592% due 01/19/2038	882	726
2.789% due 07/19/2035 ^	210	178
IndyMac Mortgage Loan Trust
0.622% due 06/25/2046	1,150	880
2.691% due 12/25/2034	41	39
2.704% due 04/25/2037	249	204
2.840% due 04/25/2037 ^	517	388
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	11,400	11,841
5.429% due 12/12/2043	572	582
JPMorgan Mortgage Trust
2.710% due 02/25/2035	15	15
2.726% due 07/25/2035	5,735	5,850
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	2,357	2,476
MASTR Adjustable Rate Mortgages Trust
0.632% due 04/25/2046	1,035	756
2.772% due 11/21/2034	292	299
MASTR Alternative Loan Trust
5.500% due 01/25/2025	131	133
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.031% due 11/15/2031	98	93
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.771% due 12/15/2030	113	108
Merrill Lynch Mortgage Investors Trust
0.632% due 02/25/2036	530	493
0.672% due 11/25/2035	11	10
1.244% due 10/25/2035	20	20
1.904% due 10/25/2035	112	110
2.286% due 05/25/2033	35	34
2.483% due 02/25/2034	21	21
2.743% due 07/25/2034	254	254
2.935% due 05/25/2033	14	13
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.877% due 08/12/2049	3,700	3,859
Morgan Stanley Capital Trust
5.332% due 12/15/2043	432	440
Prime Mortgage Trust
0.822% due 02/25/2034	6	5
Residential Accredit Loans, Inc. Trust
0.632% due 04/25/2046	291	139
6.000% due 06/25/2036	111	93
Residential Asset Securitization Trust
0.822% due 01/25/2046 ^	330	166
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2035	13,400	13,225
Structured Adjustable Rate Mortgage Loan Trust
0.642% due 05/25/2037	379	311
1.657% due 01/25/2035	130	105

2.516% due 12/25/2034	386	380
2.586% due 08/25/2035	48	45
Structured Asset Mortgage Investments Trust
0.632% due 04/25/2036	1,682	1,206
0.642% due 05/25/2036	369	277
0.652% due 07/19/2035	91	86
0.702% due 02/25/2036 ^	784	612
0.732% due 12/25/2035 ^	14	10
1.062% due 10/19/2034	46	44
Structured Asset Securities Corp.
2.586% due 12/25/2033	43	42
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.339% due 01/25/2032	18	17
2.688% due 02/25/2032	23	23
WaMu Mortgage Pass-Through Certificates Trust
0.692% due 12/25/2045	134	130
0.712% due 10/25/2045	1,762	1,636
0.732% due 01/25/2045	89	84
0.957% due 02/25/2047 ^	1,037	808
0.957% due 03/25/2047 ^	563	428
0.987% due 01/25/2047	4	3
1.017% due 04/25/2047	2,188	1,854
1.257% due 08/25/2046	3,298	2,759
1.643% due 08/25/2042	3	3
2.151% due 05/25/2046	54	46
2.151% due 09/25/2046	35	32
2.151% due 10/25/2046	9	9
2.151% due 11/25/2046	107	96
2.185% due 12/25/2036 ^	532	476
2.292% due 02/25/2037 ^	793	712
2.439% due 03/25/2034	325	326
Washington Mutual Mortgage Loan Trust
1.439% due 05/25/2041	10	10
Washington Mutual Mortgage Pass-Through Certificates Trust
1.227% due 05/25/2046	845	607
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	13,100	14,008
Wells Fargo Mortgage-Backed Securities Trust
2.743% due 09/25/2034	136	140
2.763% due 03/25/2036	1,297	1,284
2.823% due 01/25/2035	30	31

Total Non-Agency Mortgage-Backed Securities (Cost $163,189)		171,143

ASSET-BACKED SECURITIES 1.0%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	5,374	5,383
Amortizing Residential Collateral Trust
1.002% due 07/25/2032	1	1
Bayview Financial Acquisition Trust
5.660% due 12/28/2036	36	36
Bear Stearns Asset-Backed Securities Trust
2.934% due 07/25/2036	132	125
3.041% due 10/25/2036	50	48
Centex Home Equity Loan Trust
4.680% due 06/25/2032	108	110
Citigroup Mortgage Loan Trust, Inc.
0.482% due 07/25/2045	15	11
Countrywide Asset-Backed Certificates
0.602% due 09/25/2036	97	96
0.701% due 12/25/2031 ^	10	7
Credit-Based Asset Servicing and Securitization LLC
0.317% due 07/25/2037	34	22
0.492% due 01/25/2037 ^	37	17
1.322% due 07/25/2035	108	99
4.431% due 04/25/2037	1,078	1,040
Equity One Mortgage Pass-Through Trust
5.699% due 07/25/2034	925	923
First NLC Trust
0.492% due 08/25/2037	24	12
GE-WMC Mortgage Securities Trust
0.462% due 08/25/2036	1	1
GSAMP Trust
0.492% due 12/25/2036	9	5
Lehman ABS Mortgage Loan Trust
0.512% due 06/25/2037	23	14
Long Beach Mortgage Loan Trust
0.982% due 10/25/2034	5	4
MASTR Specialized Loan Trust
0.682% due 02/25/2036	9,393	8,193
MESA Trust
1.222% due 12/25/2031	48	45
New Century Home Equity Loan Trust
1.162% due 08/25/2034	17	15
1.502% due 01/25/2034	369	346
4.703% due 08/25/2035	338	355

Residential Asset Securities Corp. Trust
5.510% due 04/25/2033		711	748
Securitized Asset-Backed Receivables LLC Trust
0.552% due 05/25/2037 ^		69	47
SLM Student Loan Trust
0.820% due 10/25/2017		164	164
1.820% due 04/25/2023		14,200	14,223
Soundview Home Loan Trust
0.502% due 06/25/2037		16	10
Sunset Mortgage Loan Co. LLC
4.459% due 09/16/2045		632	631

Total Asset-Backed Securities (Cost $32,243)			32,731

SOVEREIGN ISSUES 3.6%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		2,100	2,063
Colombia Government International Bond
6.125% due 01/18/2041		8,700	8,439
7.375% due 09/18/2037		720	797
Italy Buoni Poliennali Del Tesoro
4.750% due 09/01/2044	EUR	4,200	6,458
5.000% due 09/01/2040		10,100	15,626
Mexico Government International Bond
3.600% due 01/30/2025		$22,946	22,418
4.600% due 01/23/2046		3,490	3,102
5.125% due 01/15/2020		1,828	1,997
5.550% due 01/21/2045		350	360
5.750% due 10/12/2110		10,400	9,750
6.050% due 01/11/2040		4,785	5,258
7.750% due 05/29/2031	MXN	255,900	16,315
Qatar Government International Bond
6.400% due 01/20/2040		$10,700	13,528
Spain Government International Bond
5.150% due 10/31/2044	EUR	8,800	13,586

Total Sovereign Issues (Cost $124,243)			119,697

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc.		3,712	230

Total Common Stocks (Cost $108)			230

CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Wells Fargo & Co.
7.500% (d)		15,300	17,723

Total Convertible Preferred Securities (Cost $15,982)			17,723

PREFERRED SECURITIES 0.2%
UTILITIES 0.2%
Entergy Louisiana LLC
4.700% due 06/01/2063		20,000	477
Entergy Texas, Inc.
5.625% due 06/01/2064		156,000	4,084
SCE Trust
5.750% due 03/15/2024 (d)		43,000	1,160

Total Preferred Securities (Cost $5,375)			5,721

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (f) 0.0%			205

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
0.166% due 01/14/2016 - 01/28/2016 (a)(g)(i)		$1,448	1,448

Total Short-Term Instruments (Cost $1,653)		1,653

Total Investments in Securities (Cost $3,692,382)		3,777,315

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	1,238,332	12,227

Total Short-Term Instruments (Cost $12,234)		12,227

Total Investments in Affiliates (Cost $12,234)		12,227

Total Investments 113.2% (Cost $3,704,616)		$3,789,542
Financial Derivative Instruments (h)(j) 0.0% (Cost or Premiums, net $(667))		(1,027)
Other Assets and Liabilities, net (13.2%)		(441,308)

Net Assets 100.0%		$3,347,207

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$6,144	$6,063	0.18%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$205	Fannie Mae 2.170% due 10/17/2022	$(212)	$205	$205

Total Repurchase Agreements						$(212)	$205	$205

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.500%	11/17/2015	01/19/2016	$(61,425)	$(61,466)
BSN	0.500	11/10/2015	01/12/2016	(9,540)	(9,547)
	0.500	12/11/2015	01/12/2016	(7,747)	(7,749)
GRE	0.950	12/10/2015	01/14/2016	(13,289)	(13,298)
IND	0.470	11/19/2015	01/20/2016	(692)	(693)
	0.480	11/18/2015	01/19/2016	(20,650)	(20,663)
	0.510	12/02/2015	01/13/2016	(49,649)	(49,672)
	0.550	12/07/2015	01/19/2016	(19,086)	(19,094)
SCX	0.400	12/18/2015	01/19/2016	(29,849)	(29,854)
	0.410	10/20/2015	01/20/2016	(129,510)	(129,622)
	0.410	10/22/2015	01/22/2016	(2,183)	(2,185)
	0.420	10/27/2015	01/26/2016	(54,583)	(54,627)
	0.440	11/05/2015	01/05/2016	(9,112)	(9,119)
	0.440	11/06/2015	03/04/2016	(28,340)	(28,361)
	0.450	11/02/2015	01/04/2016	(12,111)	(12,121)
	0.450	12/11/2015	01/04/2016	(521)	(521)
	0.460	12/11/2015	02/09/2016	(7,519)	(7,521)
	0.560	11/17/2015	01/19/2016	(2,472)	(2,474)
	0.560	12/03/2015	02/03/2016	(1,419)	(1,420)
	0.650	12/10/2015	01/21/2016	(3,538)	(3,539)

Total Reverse Repurchase Agreements					$(463,546)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.324%	10/08/2015	01/15/2016	$(34,408)	$(33,990)
	0.590	11/23/2015	01/05/2016	(4,168)	(4,172)
	0.859	12/11/2015	01/15/2016	(238)	(238)
	1.019	12/14/2015	01/12/2016	(6,628)	(6,631)
TDM	1.129	12/15/2015	01/12/2016	(4,377)	(4,379)

Total Sale-Buyback Transactions					$(49,410)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(581,856) at a weighted average interest rate of 0.297%.
(3)	Payable for sale-buyback transactions includes $30 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	5.000%	01/01/2046	$12,000	$(13,208)	$(13,209)
Fannie Mae, TBA	6.000	01/01/2046	5,000	(5,657)	(5,650)
Freddie Mac, TBA	5.500	01/01/2046	1,000	(1,111)	(1,106)

Total Short Sales				$(19,976)	$(19,965)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $503,437 and cash of $7,697 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 10-Year Note March Futures	Long	03/2016	4	$2	$1	$0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	206	185	206	0

Total Futures Contracts				$187	$207	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-24 5-Year Index	1.000%	06/20/2020	$138,500	$930	$(1,063)	$19	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020	253,700	1,485	(450)	39	0

				$2,415	$(1,513)	$58	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.350%	10/02/2025		$49,200	$(917)	$(597)	$0	$(180)
Pay	28-Day MXN-TIIE	8.300	02/07/2019	MXN	211,800	1,285	(906)	28	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		28,000	(34)	(75)	3	0

						$334	$(1,578)	$31	$(180)

Total Swap Agreements						$2,749	$(3,091)	$89	$(180)

(i)	Securities with an aggregate market value of $7,907 and cash of $8,127 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	03/2016	MXN	283,335		$16,226	$0	$(134)
BRC	03/2016		$588	MXN	10,148	0	(2)
CBK	01/2016		12,077	GBP	8,138	0	(80)
	02/2016	GBP	8,138		$12,077	80	0
GLM	01/2016	JPY	4,793,800		39,245	0	(638)
JPM	02/2016	CAD	1,078		813	34	0
	02/2016	EUR	78,941		84,871	0	(996)
MSB	01/2016	GBP	8,138		12,269	272	0
	01/2016		$39,592	JPY	4,793,800	291	0
	02/2016	JPY	4,793,800		$39,615	0	(292)

Total Forward Foreign Currency Contracts						$677	$(2,142)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$35,300	$3,106	$966
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	36,600	3,221	1,002

							$6,327	$1,968

Total Purchased Options							$6,327	$1,968

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$40,800	$(367)	$(23)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$77,400	$(3,212)	$(738)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	80,400	(3,336)	(767)

							$(6,548)	$(1,505)

Total Written Options							$(6,915)	$(1,528)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
DUB	Telstra Corp. Ltd.	1.000%	06/20/2021	0.767%	$2,300	$32	$(3)	$29	$0
HUS	Russia Government International Bond	1.000	12/20/2020	3.062	1,600	(111)	(36)	0	(147)

						$(79)	$(39)	$29	$(147)

Total Swap Agreements						$(79)	$(39)	$29	$(147)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(k)	Securities with an aggregate market value of $1,618 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$0	$6,063	$6,063
Corporate Bonds & Notes
Banking & Finance	0	620,123	0	620,123
Industrials	0	773,188	0	773,188
Utilities	0	433,259	0	433,259
Municipal Bonds & Notes
California	0	46,409	0	46,409
Colorado	0	1,232	0	1,232
Georgia	0	16,498	0	16,498
Illinois	0	14,591	0	14,591
Iowa	0	150	0	150
Kansas	0	2,587	0	2,587
Mississippi	0	3,718	0	3,718
New York	0	10,879	0	10,879
Ohio	0	20,885	0	20,885
Pennsylvania	0	618	0	618
Texas	0	24,847	0	24,847
West Virginia	0	6,962	0	6,962
U.S. Government Agencies	0	793,419	0	793,419
U.S. Treasury Obligations	0	652,989	0	652,989
Non-Agency Mortgage-Backed Securities	0	171,143	0	171,143
Asset-Backed Securities	0	27,348	5,383	32,731
Sovereign Issues	0	119,697	0	119,697
Common Stocks
Financials	230	0	0	230
Convertible Preferred Securities
Banking & Finance	0	17,723	0	17,723
Preferred Securities
Utilities	4,561	1,160	0	5,721
Short-Term Instruments
Repurchase Agreements	0	205	0	205
U.S. Treasury Bills	0	1,448	0	1,448
	$4,791	$3,761,078	$11,446	$3,777,315

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	12,227	0	0	12,227

Total Investments	$17,018	$3,761,078	$11,446	$3,789,542

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,965)	$0	$(19,965)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	207	89	0	296
Over the counter	0	2,674	0	2,674
	$207	$2,763	$0	$2,970

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(180)	0	(180)
Over the counter	0	(3,817)	0	(3,817)

	$0	$(3,997)	$0	$(3,997)

Totals	$17,225	$3,739,879	$11,446	$3,768,550

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term Credit Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 127.5%
BANK LOAN OBLIGATIONS 6.5%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$3,300	$3,265
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (f)		13,392	13,752
CCO Safari LLC
3.250% due 08/24/2021		1,600	1,589
Charter Communications Operating LLC
3.000% due 07/01/2020		2,415	2,371
3.500% due 01/24/2023		4,950	4,946
CPG International, Inc.
4.750% due 09/30/2020		2,026	1,915
Crown Castle Operating Co.
3.000% due 01/31/2021		12,906	12,825
CSC Holdings LLC
2.924% due 04/17/2020		5,279	5,268
Dell International LLC
4.000% due 04/29/2020		6,410	6,380
Delos Finance SARL
3.500% due 03/06/2021		9,000	8,979
Delta Air Lines, Inc.
2.344% due 05/09/2019 (f)		6,720	6,721
2.503% due 09/30/2019 (f)		23,529	23,441
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		39,342	39,274
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		8,347	8,340
Las Vegas Sands LLC
3.250% due 12/19/2020		27,507	27,208
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (f)		17,720	17,835
5.860% - 6.110% due 06/24/2021 (f)		12,818	12,690
NRG Energy, Inc.
2.750% due 07/02/2018		2,113	2,064
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021		2,793	2,384
Pennon Group PLC
5.125% due 12/15/2020		3,692	3,667
Rise Ltd.
4.750% due 01/31/2021 (f)		4,311	4,278
Scorpio Bulkers, Inc.
0.840% - 2.456% due 06/30/2028		1,118	1,115
T-Mobile USA, Inc.
3.500% due 11/09/2022		3,100	3,103
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016		564	562

Total Bank Loan Obligations (Cost $214,411)			213,972

CORPORATE BONDS & NOTES 55.2%
BANKING & FINANCE 22.9%
ACE INA Holdings, Inc.
4.350% due 11/03/2045		2,700	2,751
Allstate Corp.
6.500% due 05/15/2067		1,400	1,544
American International Group, Inc.
4.375% due 01/15/2055		12,000	10,355
4.800% due 07/10/2045		1,500	1,456
8.175% due 05/15/2068		400	527
Aviation Loan Trust
2.622% due 12/15/2022		2,124	1,968
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (d)	EUR	12,800	13,683
9.000% due 05/09/2018 (d)		$6,400	6,874
Banco do Brasil S.A.
6.250% due 04/15/2024 (d)		4,200	2,058
9.000% due 06/18/2024 (d)		2,579	1,702
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	4,000	4,738
Banco Santander S.A.
6.250% due 09/11/2021 (d)		7,800	7,952
Bank of America Corp.
3.875% due 08/01/2025		$5,000	5,086
6.100% due 03/17/2025 (d)		17,000	17,255
6.250% due 09/05/2024 (d)		11,000	11,041
7.750% due 05/14/2038		7,700	10,472

Bank One Capital
8.750% due 09/01/2030		275	395
Barclays Bank PLC
7.750% due 04/10/2023		8,490	9,074
Berkshire Hathaway Finance Corp.
4.300% due 05/15/2043		1,000	982
BGC Partners, Inc.
5.375% due 12/09/2019		10,775	11,189
Blackstone CQP Holdco LP
9.296% due 03/19/2019		15,233	15,193
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		6,500	6,679
Cantor Fitzgerald LP
7.875% due 10/15/2019		6,030	6,631
Citigroup, Inc.
5.950% due 05/15/2025 (d)		14,825	14,288
6.125% due 11/15/2020 (d)		3,066	3,131
CME Group, Inc.
5.300% due 09/15/2043		1,800	2,065
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		17,500	17,950
8.125% due 09/19/2033		200	221
Credit Suisse AG
6.500% due 08/08/2023		8,075	8,720
Credit Suisse Group AG
6.250% due 12/18/2024 (d)		6,800	6,816
7.500% due 12/11/2023 (d)		5,300	5,588
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (d)		8,250	8,209
Doctors Co.
6.500% due 10/15/2023		10,150	10,915
Exeter Finance Corp.
9.750% due 05/20/2019		6,300	6,188
Farmers Exchange Capital
5.454% due 10/15/2054		10,200	9,948
Fidelity National Financial, Inc.
5.500% due 09/01/2022		12,425	13,212
First American Financial Corp.
4.300% due 02/01/2023		900	897
GE Capital International Funding Co.
0.964% due 04/15/2016		1,171	1,172
Goldman Sachs Group, Inc.
4.750% due 10/21/2045		8,100	8,076
6.450% due 05/01/2036		1,000	1,134
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		3,000	3,405
Howard Hughes Corp.
6.875% due 10/01/2021		2,800	2,870
HSBC Capital Funding LP
10.176% due 06/30/2030 (d)		5,600	8,428
HSBC Holdings PLC
6.000% due 09/29/2023 (d)	EUR	455	499
6.375% due 09/17/2024 (d)		$6,700	6,625
6.500% due 09/15/2037		300	361
6.800% due 06/01/2038		12,320	15,383
7.625% due 05/17/2032		1,800	2,293
ING Groep NV
6.500% due 04/16/2025 (d)		1,800	1,767
Intesa Sanpaolo SpA
7.700% due 09/17/2025 (d)(h)		3,500	3,572
Jefferies Finance LLC
7.375% due 04/01/2020		10,600	9,460
Jefferies LoanCore LLC
6.875% due 06/01/2020		6,995	6,715
JPMorgan Chase & Co.
6.100% due 10/01/2024 (d)		4,200	4,227
6.125% due 04/30/2024 (d)		16,000	16,200
6.750% due 02/01/2024 (d)		6,800	7,420
7.900% due 04/30/2018 (d)		14,300	14,575
KBC Bank NV
8.000% due 01/25/2023		9,600	10,488
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (f)		4,263	3,572
LBG Capital PLC
7.625% due 12/09/2019	GBP	2,000	3,001
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$1,600	2,283
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		6,000	6,405
7.625% due 06/27/2023 (d)	GBP	3,537	5,474
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		$6,000	8,728
MetLife Capital Trust
7.875% due 12/15/2067		11,950	14,639

MetLife, Inc.
10.750% due 08/01/2069		4,000	6,275
Moody’s Corp.
5.250% due 07/15/2044		3,000	3,073
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,650
Navient Corp.
5.625% due 08/01/2033		17,600	11,880
Nippon Life Insurance Co.
5.000% due 10/18/2042		2,800	2,936
5.100% due 10/16/2044		8,500	8,925
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		10,529	12,668
Novo Banco S.A.
5.000% due 05/14/2019	EUR	1,800	1,715
5.000% due 05/21/2019		5,300	5,156
5.000% due 05/23/2019		5,000	4,917
Ohio National Life Insurance Co.
6.875% due 06/15/2042		$500	607
Omega Healthcare Investors, Inc.
4.500% due 04/01/2027		3,400	3,210
Pacific Life Insurance Co.
9.250% due 06/15/2039		29,375	42,772
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,323
PHH Corp.
6.375% due 08/15/2021		2,000	1,830
Pinnacol Assurance
8.625% due 06/25/2034 (f)		7,000	7,195
PNC Preferred Funding Trust
2.162% due 03/15/2017 (d)		12,750	11,379
Prologis LP
3.750% due 11/01/2025		5,700	5,666
Prudential Financial, Inc.
5.200% due 03/15/2044		5,000	4,846
5.875% due 09/15/2042		4,500	4,700
Rabobank Group
8.375% due 07/26/2016 (d)		9,400	9,700
Rio Oil Finance Trust
9.250% due 07/06/2024		11,950	8,858
9.750% due 01/06/2027		6,150	4,528
SL Green Realty Corp.
4.500% due 12/01/2022		5,000	5,071
Societe Generale S.A.
8.000% due 09/29/2025 (d)		3,000	3,062
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054		4,000	3,920
6.850% due 12/16/2039		4,395	5,445
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	92	127
UBS AG
7.250% due 02/22/2022		$4,000	4,185
7.625% due 08/17/2022		13,050	14,897
UBS Group Funding Jersey Ltd.
4.125% due 09/24/2025		16,300	16,326
Visa, Inc.
4.300% due 12/14/2045		9,900	10,060
Wachovia Capital Trust
5.570% due 02/01/2016 (d)		1,180	1,138
Wells Fargo & Co.
3.550% due 09/29/2025		13,400	13,539
3.900% due 05/01/2045		17,400	16,084
5.375% due 11/02/2043		4,500	4,823
5.900% due 06/15/2024 (d)		13,700	13,854
7.980% due 03/15/2018 (d)		1,033	1,074
Wells Fargo Bank N.A.
6.600% due 01/15/2038		3,700	4,786
Welltower, Inc.
4.000% due 06/01/2025		6,000	5,914
5.125% due 03/15/2043		2,300	2,313
Weyerhaeuser Co.
6.950% due 10/01/2027		16,922	19,997
7.375% due 03/15/2032		3,814	4,548
7.950% due 03/15/2025		200	248
8.500% due 01/15/2025		10,400	13,375

			759,120

INDUSTRIALS 22.2%
AbbVie, Inc.
4.400% due 11/06/2042		7,000	6,562
4.500% due 05/14/2035		1,200	1,179
4.700% due 05/14/2045		11,100	10,898
Actavis Funding SCS
4.550% due 03/15/2035		5,700	5,558

4.750% due 03/15/2045		16,610	16,255
4.850% due 06/15/2044		1,000	994
Actavis, Inc.
4.625% due 10/01/2042		5,500	5,248
ADT Corp.
4.875% due 07/15/2042		10,500	7,560
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	1,000	1,021
Amgen, Inc.
4.400% due 05/01/2045		$1,200	1,115
5.150% due 11/15/2041		28,907	29,428
Anadarko Holding Co.
7.150% due 05/15/2028		1,722	1,764
Anadarko Petroleum Corp.
4.500% due 07/15/2044		10,000	7,683
7.000% due 11/15/2027		600	586
Anthem, Inc.
4.625% due 05/15/2042		4,000	3,791
Barrick Gold Corp.
5.250% due 04/01/2042		6,000	4,052
5.800% due 11/15/2034		100	77
Biogen, Inc.
5.200% due 09/15/2045		3,200	3,213
BorgWarner, Inc.
4.375% due 03/15/2045		2,000	1,791
Buckeye Partners LP
5.600% due 10/15/2044		800	599
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042		22,000	20,879
4.550% due 09/01/2044		3,200	3,103
California Resources Corp.
5.000% due 01/15/2020		98	35
5.500% due 09/15/2021 (h)		1,212	388
6.000% due 11/15/2024		690	212
8.000% due 12/15/2022 (h)		5,359	2,834
Cameron International Corp.
7.000% due 07/15/2038		3,703	4,427
Canadian Oil Sands Ltd.
6.000% due 04/01/2042		8,400	6,737
Canadian Pacific Railway Co.
4.800% due 09/15/2035		2,000	1,981
6.125% due 09/15/2115		6,100	6,200
CBS Corp.
4.600% due 01/15/2045		2,150	1,851
4.900% due 08/15/2044		7,700	7,026
CCO Safari LLC
6.484% due 10/23/2045		900	903
6.834% due 10/23/2055		7,800	7,701
Cenovus Energy, Inc.
6.750% due 11/15/2039		200	191
Chesapeake Energy Corp.
3.571% due 04/15/2019		300	85
Comcast Corp.
6.550% due 07/01/2039		8,800	11,104
6.950% due 08/15/2037		3,600	4,724
Continental Resources, Inc.
3.800% due 06/01/2024		9,820	6,932
4.500% due 04/15/2023		5,750	4,139
Cox Communications, Inc.
8.375% due 03/01/2039		5,500	6,074
CSX Corp.
4.100% due 03/15/2044		1,200	1,091
CVS Pass-Through Trust
7.507% due 01/10/2032		16,132	19,063
Domtar Corp.
6.750% due 02/15/2044		1,600	1,568
Ecopetrol S.A.
7.375% due 09/18/2043		13,500	11,374
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032		9,300	8,986
Endo Finance LLC
6.000% due 07/15/2023		1,650	1,650
Energy Transfer Partners LP
5.150% due 03/15/2045		11,500	8,155
6.125% due 12/15/2045		12,800	10,446
7.500% due 07/01/2038		14,004	12,967
Enterprise Products Operating LLC
4.450% due 02/15/2043		18,697	14,311
4.850% due 03/15/2044		18,179	14,759
5.100% due 02/15/2045		2,400	2,016
FedEx Corp.
4.750% due 11/15/2045		6,800	6,759
5.100% due 01/15/2044		200	208
Fidelity National Information Services, Inc.
5.000% due 10/15/2025		5,000	5,171

Freeport-McMoRan Corp.
9.500% due 06/01/2031	2,000	1,587
General Motors Co.
5.000% due 04/01/2035	4,275	3,997
5.200% due 04/01/2045	6,000	5,669
Goldcorp, Inc.
5.450% due 06/09/2044	6,000	4,836
Halliburton Co.
5.000% due 11/15/2045	4,300	4,257
Harvest Operations Corp.
6.875% due 10/01/2017	7,009	5,432
HCA, Inc.
5.000% due 03/15/2024	2,700	2,700
Hess Corp.
7.300% due 08/15/2031	3,060	3,044
Hiland Partners LP
5.500% due 05/15/2022	4,945	4,756
7.250% due 10/01/2020	11,510	11,639
Host Hotels & Resorts LP
4.500% due 02/01/2026	1,900	1,880
International Paper Co.
5.150% due 05/15/2046	1,000	955
Kinder Morgan Energy Partners LP
6.550% due 09/15/2040	3,300	2,816
6.950% due 01/15/2038	5,000	4,457
7.300% due 08/15/2033	25	23
7.400% due 03/15/2031	100	92
Kinder Morgan, Inc.
5.550% due 06/01/2045	900	705
6.950% due 06/01/2028	3,795	3,249
7.420% due 02/15/2037	2,980	2,758
7.800% due 08/01/2031	2,500	2,351
8.050% due 10/15/2030	3,825	3,736
KLA-Tencor Corp.
4.650% due 11/01/2024	2,500	2,521
Kraft Foods Group, Inc.
6.875% due 01/26/2039	2,000	2,378
Kraft Heinz Foods Co.
5.000% due 07/15/2035	2,000	2,055
5.200% due 07/15/2045	8,950	9,381
Lender Processing Services, Inc.
5.750% due 04/15/2023	1,282	1,325
Lockheed Martin Corp.
3.800% due 03/01/2045	1,200	1,067
4.700% due 05/15/2046	7,500	7,749
Magellan Midstream Partners LP
4.200% due 03/15/2045	2,000	1,462
6.400% due 05/01/2037	900	894
MCE Finance Ltd.
5.000% due 02/15/2021	4,000	3,660
Medtronic, Inc.
4.375% due 03/15/2035	1,150	1,164
4.625% due 03/15/2045	9,850	10,180
Microsoft Corp.
4.450% due 11/03/2045	3,500	3,618
4.750% due 11/03/2055	4,000	4,154
Motorola Solutions, Inc.
5.500% due 09/01/2044	5,000	3,939
National Fuel Gas Co.
5.200% due 07/15/2025	5,800	5,333
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)	11,000	11,687
NBCUniversal Media LLC
4.450% due 01/15/2043	8,100	7,949
5.950% due 04/01/2041	2,400	2,876
Newfield Exploration Co.
5.375% due 01/01/2026	4,250	3,538
Norfolk Southern Corp.
4.450% due 06/15/2045	4,500	4,254
4.650% due 01/15/2046	6,400	6,139
ONEOK Partners LP
6.650% due 10/01/2036	14,735	12,211
Pfizer, Inc.
5.600% due 09/15/2040	3,000	3,461
7.200% due 03/15/2039	300	414
Philip Morris International, Inc.
3.875% due 08/21/2042	2,600	2,379
Pioneer Natural Resources Co.
7.200% due 01/15/2028	17,016	18,256
Pride International, Inc.
7.875% due 08/15/2040	4,100	3,221
QUALCOMM, Inc.
4.650% due 05/20/2035	4,700	4,365
4.800% due 05/20/2045	4,000	3,564
Reynolds American, Inc.
7.250% due 06/15/2037	660	810

Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		8,000	7,000
SABMiller Holdings, Inc.
4.950% due 01/15/2042		5,600	5,700
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		1,400	1,288
Spectra Energy Partners LP
4.500% due 03/15/2045		375	289
Studio City Finance Ltd.
8.500% due 12/01/2020		6,400	6,208
Teck Resources Ltd.
5.400% due 02/01/2043		5,465	2,323
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032		1,275	1,240
Texas Eastern Transmission LP
7.000% due 07/15/2032		1,000	1,101
Thermo Fisher Scientific, Inc.
5.300% due 02/01/2044		900	964
Time Warner Cable, Inc.
5.250% due 07/15/2042	GBP	800	1,048
5.500% due 09/01/2041		$3,225	2,924
5.875% due 11/15/2040		2,641	2,510
6.550% due 05/01/2037		1,400	1,420
6.750% due 06/15/2039		2,359	2,374
7.300% due 07/01/2038		6,000	6,525
Time Warner, Inc.
4.850% due 07/15/2045		10,000	9,553
4.900% due 06/15/2042		3,700	3,491
6.200% due 03/15/2040		5,275	5,811
6.500% due 11/15/2036		500	568
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		1,245	1,433
8.000% due 04/01/2021		835	903
United Airlines Pass-Through Trust
4.300% due 02/15/2027		66	68
UnitedHealth Group, Inc.
4.625% due 07/15/2035		9,358	9,732
4.750% due 07/15/2045		16,150	17,036
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		3,800	3,591
6.375% due 10/15/2020		2,200	2,134
Viacom, Inc.
4.375% due 03/15/2043		11,924	8,765
5.250% due 04/01/2044		1,550	1,282
5.850% due 09/01/2043		8,578	7,723
Virgin Australia Trust
5.000% due 04/23/2025		3,968	4,102
Weatherford International Ltd.
4.500% due 04/15/2022		975	703
Western Gas Partners LP
5.450% due 04/01/2044		6,027	4,800
Westmoreland Coal Co.
8.750% due 01/01/2022		4,500	2,790
Whole Foods Market, Inc.
5.200% due 12/03/2025		2,650	2,653
Williams Cos., Inc.
8.750% due 03/15/2032		2,416	1,825
Williams Partners LP
4.900% due 01/15/2045		13,500	8,619
5.100% due 09/15/2045		3,300	2,178
5.400% due 03/04/2044		2,500	1,680
6.300% due 04/15/2040		500	385
Wynn Las Vegas LLC
4.250% due 05/30/2023		9,652	8,295
5.500% due 03/01/2025		8,250	7,384
Wynn Macau Ltd.
5.250% due 10/15/2021		19,860	17,576
XPO Logistics, Inc.
6.500% due 06/15/2022		5,000	4,644
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		900	842
4.450% due 08/15/2045		8,700	8,028

			733,875

UTILITIES 10.1%
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039		6,627	6,087
AT&T, Inc.
4.300% due 12/15/2042		8,813	7,558
4.350% due 06/15/2045		10,243	8,837
6.550% due 02/15/2039		31,783	35,812
British Telecommunications PLC
9.625% due 12/15/2030		1,300	1,903

Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	4,539	4,565
Electricite de France S.A.
4.950% due 10/13/2045	9,100	8,870
FirstEnergy Corp.
7.375% due 11/15/2031	13,155	16,062
FirstEnergy Transmission LLC
5.450% due 07/15/2044	6,330	6,396
Illinois Power Generating Co.
6.300% due 04/01/2020	725	439
Jersey Central Power & Light Co.
6.150% due 06/01/2037	250	267
Koninklijke KPN NV
8.375% due 10/01/2030	4,100	5,385
MidAmerican Energy Co.
4.250% due 05/01/2046	3,750	3,718
Monongahela Power Co.
5.400% due 12/15/2043	4,224	4,722
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	1,886	698
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (e)	4,962	1,141
6.750% due 10/01/2023 (e)	1,517	364
Orange S.A.
9.000% due 03/01/2031	685	969
Pacific Gas & Electric Co.
4.250% due 03/15/2046	6,200	6,028
Parsley Energy LLC
7.500% due 02/15/2022	500	480
Petrobras Global Finance BV
2.461% due 01/15/2019	350	267
6.750% due 01/27/2041	9,000	5,805
6.850% due 06/05/2115	7,200	4,698
Petroleos Mexicanos
5.500% due 06/27/2044	20,900	15,828
5.625% due 01/23/2046	18,200	13,995
6.375% due 01/23/2045	5,200	4,427
Plains All American Pipeline LP
4.700% due 06/15/2044	6,800	4,750
4.900% due 02/15/2045	8,000	5,769
5.150% due 06/01/2042	4,300	3,128
Saudi Electricity Global Sukuk Co.
5.500% due 04/08/2044	5,100	4,598
Sprint Capital Corp.
6.875% due 11/15/2028	6,700	4,707
Sprint Corp.
7.125% due 06/15/2024	10,500	7,691
Telecom Italia Capital S.A.
7.721% due 06/04/2038	2,000	2,095
Terraform Global Operating LLC
9.750% due 08/15/2022	400	321
Verizon Communications, Inc.
3.850% due 11/01/2042	2,875	2,359
4.672% due 03/15/2055	78,103	68,032
5.012% due 08/21/2054 (h)	69,666	64,031
Yellowstone Energy LP
5.750% due 12/31/2026	1,656	1,653

		334,455

Total Corporate Bonds & Notes (Cost $1,965,173)		1,827,450

MUNICIPAL BONDS & NOTES 8.6%
CALIFORNIA 4.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	6,600	8,901
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	9,100	12,552
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,300	2,732
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	13,600	19,048
7.350% due 11/01/2039	1,700	2,410
7.500% due 04/01/2034	165	230
7.550% due 04/01/2039	8,195	11,912
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	8,300	12,328
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,600	3,381
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	700	861
East Bay Municipal Utility District Water System, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	1,400	1,749

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	800	740
5.750% due 06/01/2047	8,905	8,365
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	500	643
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	6,400	9,057
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	5,000	6,754
7.618% due 08/01/2040	4,500	6,302
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	1,100	1,337
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,200	8,175
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	1,700	2,049
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	600	709
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	400	517
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	5,050	6,487
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	2,500	2,856
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036	300	373
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	200	230
Upland Community Facilities District, California Special Tax Bonds, Series 2012
3.875% due 09/01/2024	1,815	1,823
4.250% due 09/01/2028	2,450	2,478
5.000% due 09/01/2031	325	348
5.000% due 09/01/2034	1,000	1,067

		136,414

FLORIDA 0.1%
Florida State Turnpike Enterprise Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	4,000	4,501

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	10,200	12,122

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2009
6.050% due 01/01/2029	1,600	1,549
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	4,800	4,862
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,349

		8,760

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	1,018
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	2,000	2,479

		3,497

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	400	569
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,700	2,338
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	946
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,500	2,077

		5,930

NEW YORK 1.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	400	587
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	3,300	4,187
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	14,933
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	6,300	8,215

Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	8,400	8,885
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	800	912

		37,719

OHIO 0.8%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	6,495	7,560
7.834% due 02/15/2041	4,990	6,872
8.084% due 02/15/2050	1,000	1,476
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	13,000	11,253
6.500% due 06/01/2047	500	464

		27,625

PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	12,911
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	2,750	3,419
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	1,800	1,855

		18,185

TENNESSEE 0.1%
Tennessee State School Bond Authority Revenue Bonds, Series 2010
4.848% due 09/15/2027	3,610	4,043

TEXAS 0.8%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	5,156
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,000	9,650
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	8,400	9,897

		24,703

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,100	1,348

Total Municipal Bonds & Notes (Cost $243,575)		284,847

U.S. TREASURY OBLIGATIONS 48.5%
U.S. Treasury Bonds
2.000% due 08/15/2025 (h)	521,355	508,374
2.500% due 02/15/2045 (h)(j)(l)	180,060	161,274
2.750% due 08/15/2042 (h)(l)	155,475	148,345
2.750% due 11/15/2042 (h)(j)(l)	97,900	93,179
2.875% due 08/15/2045 (h)	144,365	139,972
3.000% due 05/15/2042 (l)	900	904
3.000% due 05/15/2045 (h)(j)(l)	134,900	134,059
3.000% due 11/15/2044 (h)(j)(l)	94,000	93,504
3.125% due 02/15/2042 (j)(l)	3,215	3,314
3.125% due 02/15/2043 (l)	450	460
3.625% due 02/15/2044 (j)(l)	1,850	2,078
4.375% due 05/15/2040 (h)(l)	1,890	2,374
4.625% due 02/15/2040 (j)(l)	11,750	15,281
6.125% due 11/15/2027 (h)(l)	1,200	1,662
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2025 (j)	17,649	17,072
2.000% due 01/15/2026 (j)	3,594	3,991
U.S. Treasury Notes
0.625% due 12/31/2016 (l)	16	16
1.375% due 08/31/2020 (h)(j)	47,630	46,884
2.250% due 11/15/2025 (h)	222,735	222,258
U.S. Treasury STRIPS (b)
0.000% due 08/15/2043	300	130
0.000% due 11/15/2043	9,950	4,250
0.000% due 02/15/2044	18,500	7,776

Total U.S. Treasury Obligations (Cost $1,644,129)		1,607,157

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
Banc of America Funding Trust
5.500% due 01/25/2036	702	739
5.750% due 03/25/2036	521	518
Bear Stearns Adjustable Rate Mortgage Trust
2.813% due 11/25/2034	2,127	2,067

Bear Stearns ALT-A Trust
2.675% due 11/25/2034		104	99
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		6,200	6,468
Berica Residential MBS SRL
0.229% due 03/31/2048	EUR	10,032	10,701
Chase Mortgage Finance Trust
4.749% due 12/25/2037 ^		$694	665
Citigroup Mortgage Loan Trust, Inc.
0.662% due 11/25/2036		2,736	2,470
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		2,313	2,353
Countrywide Alternative Loan Trust
0.752% due 09/25/2035		1,286	1,096
Countrywide Home Loan Mortgage Pass-Through Trust
2.561% due 04/20/2035		34	34
5.500% due 03/25/2035		650	674
Deutsche ALT-A Securities, Inc.
0.562% due 07/25/2047		432	348
GS Mortgage Securities Trust
5.560% due 11/10/2039		2,097	2,095
GSMPS Mortgage Loan Trust
0.772% due 03/25/2035		1,585	1,372
GSR Mortgage Loan Trust
2.690% due 04/25/2035		99	94
Homestar Mortgage Acceptance Corp.
0.872% due 07/25/2034		84	84
IndyMac Mortgage Loan Trust
0.722% due 07/25/2035		753	653
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		3,196	3,275
JPMorgan Mortgage Trust
2.104% due 11/25/2033		33	32
JPMorgan Resecuritization Trust
2.747% due 09/26/2036		3,886	3,464
Merrill Lynch Mortgage Investors Trust
1.904% due 10/25/2035		84	82
2.286% due 05/25/2033		22	21
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,395	1,432
Morgan Stanley Re-REMIC Trust
5.500% due 08/26/2047		585	601
Mortgages PLC
1.040% due 10/31/2038	GBP	3,275	4,589
NAAC Reperforming Loan REMIC Trust Certificates
0.872% due 02/25/2035 ^		$2,222	1,877
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.291% due 02/25/2035		1,800	1,586
2.975% due 08/25/2035		1,067	1,047
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,240
Residential Accredit Loans, Inc. Trust
3.116% due 03/25/2035 ^		1,096	957
3.230% due 02/25/2035 ^		1,600	1,310
5.750% due 01/25/2034		4,991	5,141
Residential Funding Mortgage Securities, Inc. Trust
3.264% due 02/25/2036 ^		985	896
Sequoia Mortgage Trust
1.038% due 05/20/2034		1,547	1,492
Structured Adjustable Rate Mortgage Loan Trust
2.570% due 03/25/2034		43	43
WaMu Mortgage Pass-Through Certificates Trust
0.862% due 07/25/2044		752	705
1.578% due 11/25/2041		366	343
Wells Fargo Mortgage-Backed Securities Trust
2.680% due 12/25/2033		44	44
2.807% due 01/25/2035		1,315	1,311
2.823% due 01/25/2035		90	92

Total Non-Agency Mortgage-Backed Securities (Cost $64,633)			66,110

ASSET-BACKED SECURITIES 2.6%
ACE Securities Corp. Home Equity Loan Trust
1.217% due 01/25/2035		1,579	1,465
AIM Aviation Finance Ltd.
4.213% due 02/15/2040		4,796	4,684
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		25,625	25,671
Ameriquest Mortgage Securities Trust
0.812% due 03/25/2036		1,280	1,126
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.872% due 07/25/2035		2,200	1,991
0.892% due 10/25/2035		1,000	977
1.292% due 07/25/2034		642	575

Asset-Backed Securities Corp. Home Equity Loan Trust
1.062% due 07/25/2035		2,000	1,832
Bayview Financial Acquisition Trust
6.101% due 05/28/2037		71	72
Bear Stearns Asset-Backed Securities Trust
0.842% due 12/25/2035		2,000	1,721
1.162% due 01/25/2034		10	10
Countrywide Asset-Backed Certificates Trust
1.022% due 08/25/2035		836	829
Eagle Ltd.
2.570% due 12/15/2039		1,800	1,785
ECAF Ltd.
4.947% due 06/15/2040		3,500	3,473
First Franklin Mortgage Loan Trust
0.912% due 09/25/2035		3,615	3,538
1.142% due 05/25/2035		1,000	979
First NLC Trust
1.127% due 12/25/2035		1,549	1,476
Home Equity Asset Trust
1.472% due 07/25/2035		2,200	2,172
IXIS Real Estate Capital Trust
1.202% due 06/25/2035		614	611
Lehman XS Trust
1.222% due 10/25/2035		645	605
Merrill Lynch Mortgage Investors Trust
0.642% due 08/25/2036		1,000	983
Morgan Stanley ABS Capital, Inc. Trust
0.742% due 11/25/2035		1,758	1,736
Morgan Stanley Home Equity Loan Trust
0.892% due 08/25/2035		1,045	1,017
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.922% due 07/25/2035		3,000	2,988
0.952% due 07/25/2035		2,200	1,976
RAAC Trust
0.601% due 10/25/2046		179	159
0.762% due 08/25/2036		800	710
0.902% due 03/25/2037		2,709	2,627
Residential Asset Mortgage Products Trust
0.672% due 08/25/2046		1,800	1,551
Residential Asset Securities Corp. Trust
0.862% due 11/25/2035		200	182
0.882% due 10/25/2035		354	333
Salomon Mortgage Loan Trust
1.322% due 11/25/2033		29	29
Saxon Asset Securities Trust
1.217% due 03/25/2035 ^		1,599	1,461
SLM Student Loan Trust
1.820% due 04/25/2023		8,956	8,970
Specialty Underwriting & Residential Finance Trust
0.812% due 12/25/2036		3,100	2,571
Springleaf Funding Trust
3.920% due 01/16/2023		2,500	2,500

Total Asset-Backed Securities (Cost $82,801)			85,385

SOVEREIGN ISSUES 3.2%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	2,100	2,131
Brazil Government International Bond
5.000% due 01/27/2045		$20,710	13,927
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025	BRL	165,800	29,984
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)	EUR	36,337	44,030
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	35,479	2,090
4.000% due 11/08/2046 (c)		66,005	3,894
4.500% due 11/22/2035 (c)		70,097	4,460
4.600% due 01/23/2046		$6,075	5,399
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	75,000	562
4.500% due 07/03/2017		30,000	230

Total Sovereign Issues (Cost $148,553)			106,707

	SHARES
PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.4%
AgriBank FCB
6.875% due 01/01/2024 (d)		40,000	4,231

Ally Financial, Inc.
8.500% due 05/15/2016 (d)	45,506	1,173
Reinsurance Group of America, Inc.
6.200% due 09/15/2042	110,000	3,194
State Street Corp.
5.900% due 03/15/2024 (d)	220,000	6,105

		14,703

UTILITIES 0.3%
DTE Energy Co.
5.250% due 12/01/2062	2,950	73
Entergy Arkansas, Inc.
4.750% due 06/01/2063	39,925	985
Entergy Texas, Inc.
5.625% due 06/01/2064	142,184	3,722
SCE Trust
5.625% due 06/15/2017 (d)	18,000	459
5.750% due 03/15/2024 (d)	161,000	4,344

		9,583

Total Preferred Securities (Cost $22,321)		24,286

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (g) 0.0%		1,847

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
0.493% due 01/14/2016 - 06/30/2016 (a)(h)(l)	$6,418	6,406

Total Short-Term Instruments (Cost $8,250)		8,253

Total Investments in Securities (Cost $4,393,846)		4,224,167

	SHARES
INVESTMENTS IN AFFILIATES 11.3%
SHORT-TERM INSTRUMENTS 11.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.3%
PIMCO Short-Term Floating NAV Portfolio III	37,816,850	373,404

Total Short-Term Instruments (Cost $374,870)		373,404

Total Investments in Affiliates (Cost $374,870)		373,404

Total Investments 138.8% (Cost $4,768,716)		$4,597,571
Financial Derivative Instruments (i)(k) (0.7%) (Cost or Premiums, net $(15,599))		(24,304)
Other Assets and Liabilities, net (38.1%)		(1,261,206)

Net Assets 100.0%		$3,312,061

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$13,392	$13,752	0.42%
Delta Air Lines, Inc.	2.344	05/09/2019	05/05/2014	6,720	6,721	0.20
Delta Air Lines, Inc.	2.503	09/30/2019	09/29/2014	23,529	23,441	0.71
KGH Intermediate Holdco LLC	8.500	08/08/2019	08/08/2014	4,198	3,572	0.11
Norwegian Air Shuttle	4.110 - 4.250	06/24/2026	06/25/2014 - 09/08/2014	17,720	17,835	0.54
Norwegian Air Shuttle	5.860 - 6.110	06/24/2021	06/25/2014	12,818	12,690	0.38
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	7,000	7,195	0.22
Rise Ltd.	4.750	01/31/2021	02/11/2014	4,335	4,278	0.13

				$89,712	$89,484	2.71%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$1,847	Fannie Mae 2.170% due 10/17/2022	$(1,889)	$1,847	$1,847

Total Repurchase Agreements						$(1,889)	$1,847	$1,847

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.100%)	12/15/2015	TBD	(2)	$(2,144)	$(2,144)
BOM	0.580	12/08/2015	01/15/2016		(56,806)	(56,831)
JPS	0.150	12/03/2015	01/04/2016		(19,521)	(19,524)
	0.360	10/23/2015	01/11/2016		(828)	(829)
	0.380	11/05/2015	01/05/2016		(7,870)	(7,875)
	0.400	12/11/2015	01/11/2016		(11,874)	(11,877)
NXN	0.260	10/29/2015	01/05/2016		(60,751)	(60,781)
	0.270	10/07/2015	01/07/2016		(28,539)	(28,558)
	0.300	10/29/2015	01/14/2016		(16,056)	(16,064)
SAL	(1.500)	12/11/2015	TBD	(2)	(3,521)	(3,517)
SCX	0.390	10/28/2015	01/13/2016		(7,879)	(7,885)
	0.410	10/28/2015	01/22/2016		(23,291)	(23,309)
	0.410	11/03/2015	01/21/2016		(50,119)	(50,154)
	0.420	11/04/2015	01/26/2016		(33,852)	(33,876)
	0.440	11/27/2015	01/22/2016		(128,871)	(128,931)
	0.450	11/02/2015	01/04/2016		(80,363)	(80,426)
	0.450	11/03/2015	01/04/2016		(4,556)	(4,560)
	0.450	11/04/2015	01/04/2016		(93,725)	(93,796)
	0.450	12/11/2015	01/04/2016		(5,025)	(5,026)
	0.460	11/09/2015	02/09/2016		(48,500)	(48,535)
	0.470	11/09/2015	02/09/2016		(44,381)	(44,414)
	0.550	12/08/2015	01/25/2016		(146,020)	(146,080)
	0.650	12/11/2015	01/21/2016		(6,030)	(6,033)

Total Reverse Repurchase Agreements						$(881,025)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
MSC	0.370%	10/09/2015	01/07/2016	$(26,139)	$(26,275)

Total Sale-Buyback Transactions					$(26,275)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(1,061,321) at a weighted average interest rate of 0.173%.
(4)	Payable for sale-buyback transactions includes $112 of deferred price drop.

(h)	Securities with an aggregate market value of $904,964 and cash of $460 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	2,005	$742	$0	$(75)
90-Day Eurodollar June Futures	Short	06/2016	2,010	(1,228)	0	(50)
90-Day Eurodollar September Futures	Short	09/2016	2,196	(1,644)	0	(55)

Total Futures Contracts				$(2,130)	$0	$(180)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$108,405	$4,267	$(40)	$105	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	392,500	5,482	(2,059)	652	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	210,000	1,229	(742)	32	0

				$10,978	$(2,841)	$789	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	03/16/2019		$412,800	$(3,791)	$(3,454)	$0	$(150)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		76,600	243	757	0	(313)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		80,800	(1,632)	(2,801)	0	(684)
Receive	3-Month USD-LIBOR	2.500	12/22/2045		7,500	262	146	0	(61)
Receive	6-Month EUR-EURIBOR	0.950	03/25/2025	EUR	1,200	(14)	(11)	1	0
Receive	6-Month EUR-EURIBOR	1.000	03/16/2026		38,700	172	(353)	32	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026	GBP	60,100	299	(700)	314	0
Receive	6-Month GBP-LIBOR	2.150	03/16/2046		4,600	20	112	49	0
Receive	6-Month JPY-LIBOR	0.500	09/17/2021	JPY	590,000	(91)	(54)	0	0
Receive	6-Month JPY-LIBOR	1.000	09/18/2023		7,520,000	(3,571)	(3,899)	0	(11)
Receive	6-Month JPY-LIBOR	1.000	09/20/2024		4,420,000	(892)	(968)	0	(6)
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	94,700	(8)	(60)	8	0
Pay	28-Day MXN-TIIE	6.750	08/31/2021		91,000	280	(183)	9	0
Pay	28-Day MXN-TIIE	5.750	09/30/2021		56,600	8	(128)	5	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		171,000	(49)	(290)	15	0
Pay	28-Day MXN-TIIE	6.750	09/02/2022		135,700	392	(447)	17	0
Pay	28-Day MXN-TIIE	6.190	01/03/2035		384,800	(2,154)	(1,964)	65	0

						$(10,526)	$(14,297)	$515	$(1,225)

Total Swap Agreements						$452	$(17,138)	$1,304	$(1,225)

(j)	Securities with an aggregate market value of $53,950 and cash of $6,111 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2016		$15,029	AUD	20,955	$241	$0
	02/2016	AUD	20,955		$15,008	0	(241)
BOA	01/2016	EUR	129,911		138,509	0	(2,672)
	02/2016	THB	684,235		19,059	70	0
	02/2016	TWD	614,974		18,951	315	0
BPS	01/2016	GBP	859		1,313	47	0
	01/2016		$8,742	CNY	56,561	0	(101)
	09/2016	CNH	147,758		$22,457	535	0
	01/2017	BRL	12,498		4,399	1,585	0
BRC	03/2016		$162	MXN	2,794	0	(1)
	10/2016	CNH	52,384		$8,000	242	0
CBK	01/2016	EUR	31,961		34,775	54	(12)
	01/2016		$4,927	EUR	4,538	5	0
	02/2016		14,718	AUD	20,951	521	0
DUB	01/2016	BRL	159,355		$42,191	1,912	0
	01/2016	KRW	22,544,828		19,279	107	0
	01/2016		$40,667	BRL	159,355	0	(388)
	02/2016	BRL	159,355		$40,270	387	0
	01/2017		$4,399	BRL	12,498	0	(1,585)
GLM	01/2016	JPY	3,912,918		$32,034	0	(521)
	01/2016		$22,161	JPY	2,703,500	331	0
	03/2016	MXN	211,004		$12,330	147	0
HUS	01/2016		$4,673	EUR	4,406	115	0
	02/2016	HKD	1,834		$237	0	0
JPM	01/2016		$8,303	CNH	54,694	0	(8)
	01/2016		1,068	EUR	974	0	(10)
	01/2016		16,805	GBP	11,324	0	(111)
	01/2016		8,946	JPY	1,096,200	174	0
	02/2016	GBP	11,324		$16,805	110	0
	02/2016	JPY	107,900		877	0	(22)
	02/2016		$1,290	GBP	870	0	(7)
	04/2016	CNY	4,214		$622	0	(13)
	04/2016		$710	CNY	4,214	0	(75)
	09/2016	CNH	51,618		$7,852	193	0
MSB	01/2016	GBP	10,357		15,615	346	0
	01/2016		$935	JPY	113,218	7	0
	02/2016	JPY	113,218		$936	0	(7)
NAB	01/2016	AUD	20,955		15,076	0	(194)
SCX	01/2016	MYR	80,290		18,283	0	(323)
	02/2016	SGD	27,579		19,589	172	0
	09/2016	CNH	120,758		18,365	448	0
	10/2016		109,410		16,757	567	0
TDM	01/2016		$872	GBP	585	0	(9)
UAG	01/2016	GBP	879		$1,318	23	0
	01/2016		$165,979	EUR	151,954	0	(843)
	01/2016		1,162	GBP	771	0	(26)
	02/2016	EUR	151,954		$166,096	846	0

Total Forward Foreign Currency Contracts						$9,500	$(7,169)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
SCX	Call - OTC USD versus CNH	CNH	6.700	09/29/2016	$8,000	$180	$227

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	$15,800	$677	$0
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	03/14/2016	44,350	1,464	44
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/17/2017	9,400	549	117
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018	8,500	884	767
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017	6,700	413	82
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/17/2017	6,700	386	83
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/07/2016	58,000	92	53
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200	12/16/2016	70,700	176	120
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017	24,100	1,687	296
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017	18,000	1,454	1,215
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018	28,500	2,636	1,988
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200	12/16/2016	137,300	367	233
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/17/2017	30,300	1,896	375

							$12,681	$5,373

Total Purchased Options							$12,861	$5,600

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900%	01/20/2016	$241,700	$(338)	$(369)
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	20,000	(36)	(17)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	21,000	(38)	(34)
BPS	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	16,300	(29)	(14)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	130,800	(208)	(210)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	9,000	(20)	(7)
JPM	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	22,000	(13)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	22,000	(44)	(34)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	01/20/2016	21,600	(42)	(10)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	01/20/2016	4,000	(16)	(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.050	02/17/2016	17,000	(25)	(20)

						$(809)	$(716)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC USD versus CNH	CNH	7.050	12/08/2016	$1,120	$(16)	$(19)
	Call - OTC USD versus CNH		7.150	12/20/2016	45,000	(649)	(669)
JPM	Call - OTC USD versus CNH		7.000	12/07/2016	100	(1)	(2)
SCX	Put - OTC USD versus CNH		6.280	09/29/2016	8,000	(48)	(17)
	Call - OTC USD versus CNH		7.000	09/29/2016	8,000	(125)	(117)
	Call - OTC USD versus CNH		7.150	12/20/2016	148,150	(2,138)	(2,201)

						$(2,977)	$(3,025)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$10,900	$(94)	$(6)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	7,000	(90)	(4)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	3,000	(29)	(2)

						$(213)	$(12)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$60,400	$(740)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/14/2016	50,500	(717)	(13)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.920	08/17/2017	37,500	(551)	(61)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018	37,400	(884)	(596)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/30/2021)	3-Month USD-LIBOR	Receive	2.250	03/28/2016	37,500	(160)	(37)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.910	08/15/2017	26,800	(416)	(44)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	08/17/2017	26,600	(386)	(45)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	12/16/2016	13,050	(172)	(150)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/14/2016	54,850	(795)	(15)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	08/15/2017	96,700	(1,736)	(147)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017	79,000	(1,484)	(961)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	125,400	(2,648)	(1,892)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.670	12/07/2016	12,600	(93)	(78)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	08/17/2017	121,100	(1,907)	(204)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	12/16/2016	32,650	(402)	(375)

							$(13,091)	$(4,618)

Total Written Options							$(17,090)	$(8,371)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2020	1.049%		$1,850	$(2)	$(1)	$0	$(3)
	Mexico Government International Bond	1.000	09/20/2020	1.639		4,000	(84)	(28)	0	(112)
	Morgan Stanley	1.000	06/20/2020	0.778		10,000	96	3	99	0
	Russia Government International Bond	1.000	03/20/2020	2.862		13,500	(2,210)	1,240	0	(970)
	Russia Government International Bond	1.000	06/20/2020	2.937		15,000	(2,262)	1,083	0	(1,179)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	5,000	(42)	35	0	(7)
	Volkswagen International Finance NV	1.000	12/20/2020	1.520		4,700	(418)	294	0	(124)
BPS	China Government International Bond	1.000	09/20/2020	1.049		$2,200	(17)	13	0	(4)
	China Government International Bond	1.000	12/20/2020	1.095		4,000	(76)	60	0	(16)
	Petrobras International Finance Co.	1.000	06/20/2018	9.778		10,400	(523)	(1,425)	0	(1,948)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	1,400	(14)	12	0	(2)
BRC	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.038		$5,000	(146)	134	0	(12)
	Freeport-McMoRan, Inc.	1.000	06/20/2019	11.930		3,700	(87)	(959)	0	(1,046)
	Italy Government International Bond	1.000	06/20/2020	0.815		10,000	(12)	95	83	0
	Mexico Government International Bond	1.000	03/20/2019	1.273		2,000	(7)	(9)	0	(16)
	Mexico Government International Bond	1.000	09/20/2020	1.639		900	(19)	(6)	0	(25)
	Petrobras International Finance Co.	1.000	06/20/2018	9.778		14,000	(635)	(1,988)	0	(2,623)
	Russia Government International Bond	1.000	03/20/2020	2.862		12,200	(1,998)	1,121	0	(877)
	Shell International Finance BV	1.000	03/20/2021	0.950	EUR	8,000	161	(135)	26	0
	Volkswagen International Finance NV	1.000	12/20/2020	1.520		2,800	(158)	84	0	(74)
CBK	BMW Finance NV	1.000	12/20/2020	0.711		500	(8)	16	8	0
	China Government International Bond	1.000	09/20/2020	1.049		$1,600	(1)	(2)	0	(3)
	Devon Energy Corp.	1.000	12/20/2020	4.025		9,350	(1,264)	41	0	(1,223)
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.814		16,400	91	53	144	0
	Mexico Government International Bond	1.000	03/20/2019	1.273		14,950	92	(214)	0	(122)
DUB	MetLife, Inc.	1.000	09/20/2021	1.013		18,000	132	(138)	0	(6)
	Mexico Government International Bond	1.000	03/20/2019	1.273		19,150	145	(301)	0	(156)
	Pacific Gas & Electric Co.	1.000	06/20/2021	0.697		2,000	(88)	120	32	0
FBF	American Airlines Group, Inc.	5.000	12/20/2016	1.314		1,700	36	28	64	0
	AT&T, Inc.	1.000	03/20/2023	1.111		13,400	(360)	268	0	(92)
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.814		1,400	0	12	12	0
	JPMorgan Chase & Co.	1.000	09/20/2020	0.694		9,600	88	49	137	0
	Mexico Government International Bond	1.000	03/20/2019	1.273		500	2	(6)	0	(4)
	Telefonica Emisiones S.A.U.	1.000	06/20/2021	1.296	EUR	12,000	(661)	462	0	(199)
GST	Chesapeake Energy Corp.	5.000	03/20/2020	45.092		$4,125	226	(3,073)	0	(2,847)
	China Government International Bond	1.000	09/20/2020	1.049		3,075	(4)	(2)	0	(6)
	Enbridge, Inc.	1.000	09/20/2017	2.901		15,000	258	(729)	0	(471)
	Energy Transfer Partners LP	1.000	03/20/2020	3.383		1,100	(53)	(47)	0	(100)
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	3.727		8,800	(1,394)	441	0	(953)
	Italy Government International Bond	1.000	06/20/2020	0.815		21,800	(32)	213	181	0
	JPMorgan Chase & Co.	1.000	09/20/2020	0.694		4,200	36	24	60	0
	MetLife, Inc.	1.000	12/20/2020	0.874		21,100	124	10	134	0
	Mexico Government International Bond	1.000	03/20/2019	1.273		1,400	(3)	(8)	0	(11)
	Morgan Stanley	1.000	12/20/2020	0.847		1,100	(2)	10	8	0
	Sprint Communications, Inc.	5.000	09/20/2019	9.938		1,000	93	(232)	0	(139)
HUS	China Government International Bond	1.000	09/20/2020	1.049		10,275	(56)	38	0	(18)
	Mexico Government International Bond	1.000	09/20/2020	1.639		1,100	(23)	(8)	0	(31)
JPM	Goldman Sachs Group, Inc.	1.000	06/20/2020	0.776		25,000	144	107	251	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.847		1,800	7	7	14	0
	Italy Government International Bond	1.000	06/20/2020	0.815		2,000	(2)	19	17	0
	Masco Corp.	5.000	09/20/2020	0.864		7,000	993	333	1,326	0
	Mexico Government International Bond	1.000	03/20/2019	1.273		6,500	25	(78)	0	(53)
	Morgan Stanley	1.000	06/20/2020	0.778		15,000	144	5	149	0
	Russia Government International Bond	1.000	09/20/2018	2.431		1,000	(91)	54	0	(37)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	1,100	(11)	9	0	(2)
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		1,250	(26)	18	0	(8)
MYC	Apache Corp.	1.000	12/20/2020	2.208		$3,100	(143)	(27)	0	(170)
	Chesapeake Energy Corp.	5.000	03/20/2020	45.092		12,350	659	(9,182)	0	(8,523)
	Entergy Corp.	1.000	03/20/2021	0.790		2,500	(271)	298	27	0
	Freeport-McMoRan, Inc.	1.000	06/20/2018	10.863		300	(8)	(53)	0	(61)
	Italy Government International Bond	1.000	06/20/2019	0.691		18,200	12	186	198	0
	Italy Government International Bond	1.000	06/20/2020	0.815		5,000	(9)	51	42	0
	Mexico Government International Bond	1.000	03/20/2019	1.273		22,600	138	(322)	0	(184)
	Volkswagen International Finance NV	1.000	12/20/2020	1.520	EUR	450	(28)	16	0	(12)

							$(9,546)	$(11,911)	$3,012	$(24,469)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	iTraxx Japan 24 5-Year Index	1.000%	12/20/2020	JPY	17,000	$2	$0	$2	$0
CBK	iTraxx Japan 24 5-Year Index	1.000	12/20/2020		6,000	1	0	1	0
	MCDX-25 5-Year Index	1.000	12/20/2020		$26,000	(48)	78	30	0
DUB	iTraxx Japan 24 5-Year Index	1.000	12/20/2020	JPY	115,000	9	3	12	0
FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057		$31,000	(1,534)	54	0	(1,480)
GST	CMBX.NA.AAA.8 Index	0.500	10/17/2057		2,200	(111)	6	0	(105)
	MCDX-25 5-Year Index	1.000	12/20/2020		29,400	(54)	88	34	0
JPM	iTraxx Japan 24 5-Year Index	1.000	12/20/2020	JPY	32,000	4	0	4	0
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057		$1,600	(86)	10	0	(76)

						$(1,817)	$239	$83	$(1,661)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month USD- CPURNSA Index	1.303%	09/30/2020		$19,500	$0	$193	$193	$0
	Receive	3-Month USD- CPURNSA Index	1.273	09/30/2020		10,050	0	114	114	0
	Receive	3-Month USD- CPURNSA Index	1.278	10/01/2020		10,000	0	112	112	0
DUB	Pay	1-Year BRL- CDI	15.510	07/01/2016	BRL	20,700	3	20	23	0
GLM	Pay	1-Year BRL- CDI	14.720	01/02/2018		162,400	(14)	(913)	0	(927)
	Pay	1-Year BRL- CDI	15.500	01/02/2018		52,000	5	(143)	0	(138)
HUS	Pay	1-Year BRL- CDI	15.500	01/02/2018		33,500	(47)	(42)	0	(89)
	Pay	28-Day MXN- TIIE	6.750	09/02/2022	MXN	41,800	46	74	120	0
MYC	Receive	3-Month USD- CPURNSA Index	1.533	11/07/2016		$6,900	0	(136)	0	(136)

							$(7)	$(721)	$562	$(1,290)

Total Swap Agreements							$(11,370)	$(12,393)	$3,657	$(27,420)

(l)	Securities with an aggregate market value of $29,639 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$128,557	$85,415	$213,972
Corporate Bonds & Notes
Banking & Finance	0	726,971	32,149	759,120
Industrials	0	733,875	0	733,875
Utilities	0	332,802	1,653	334,455
Municipal Bonds & Notes
California	0	136,414	0	136,414
Florida	0	4,501	0	4,501
Georgia	0	12,122	0	12,122
Illinois	0	8,760	0	8,760
Indiana	0	3,497	0	3,497
New Jersey	0	5,930	0	5,930
New York	0	37,719	0	37,719
Ohio	0	27,625	0	27,625
Pennsylvania	0	18,185	0	18,185
Tennessee	0	4,043	0	4,043
Texas	0	24,703	0	24,703
Washington	0	1,348	0	1,348
U.S. Treasury Obligations	0	1,607,157	0	1,607,157
Non-Agency Mortgage-Backed Securities	0	66,110	0	66,110
Asset-Backed Securities	0	57,929	27,456	85,385
Sovereign Issues	0	106,707	0	106,707
Preferred Securities
Banking & Finance	3,194	11,509	0	14,703
Utilities	4,707	4,876	0	9,583
Short-Term Instruments
Repurchase Agreements	0	1,847	0	1,847
U.S. Treasury Bills	0	6,406	0	6,406
	$7,901	$4,069,593	$146,673	$4,224,167

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	373,404	0	0	373,404

Total Investments	$381,305	$4,069,593	$146,673	$4,597,571

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,304	0	1,304
Over the counter	0	18,757	0	18,757
	$0	$20,061	$0	$20,061

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(180)	(1,225)	0	(1,405)
Over the counter	0	(42,960)	0	(42,960)

	$(180)	$(44,185)	$0	$(44,365)

Totals	$381,125	$4,045,469	$146,673	$4,573,267

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$112,177	$1,590	$(28,399)	$(3)	$45	$5	$0	$0	$85,415	$95
Corporate Bonds & Notes
Banking & Finance	32,669	1,026	(110)	18	2	(1,456)	0	0	32,149	(1,461)
Industrials	16,482	0	(9,214)	(102)	(2,317)	1,657	0	(6,506)	0	0
Utilities	7,091	0	(475)	(8)	(31)	(359)	0	(4,565)	1,653	(80)
Asset-Backed Securities	38,938	0	(2,310)	(3)	(4)	(1,981)	0	(7,184)	27,456	(1,734)

Totals	$207,357	$2,616	$(40,508)	$(98)	$(2,305)	$(2,134)	$0	$(18,255)	$146,673	$(3,180)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$23,441	Other Valuation Techniques(2)	-	-
	60,059	Proxy Pricing	Base Price	99.25 - 102.50
	1,915	Third Party Vendor	Broker Quote	94.50
Corporate Bonds & Notes
Banking & Finance	15,193	Reference Instrument	Spread	210.00 bps
	3,573	Reference Instrument	Spread Movement	653.21 bps
	13,383	Proxy Pricing	Base Price	99.87 - 102.67
Utilities	1,653	Proxy Pricing	Base Price	99.78
Asset-Backed Securities	25,671	Proxy Pricing	Base Price	100.50
	1,785	Third Party Vendor	Broker Quote	99.19

Total	$146,673

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.4%
CORPORATE BONDS & NOTES 3.2%
BANKING & FINANCE 2.0%
American Express Credit Corp.
0.886% due 09/22/2017	$2,500	$2,484
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,420

		9,904

INDUSTRIALS 1.2%
Vessel Management Services, Inc.
3.432% due 08/15/2036	5,765	5,855

Total Corporate Bonds & Notes (Cost $15,464)		15,759

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	818

Total Municipal Bonds & Notes (Cost $714)		818

U.S. GOVERNMENT AGENCIES 38.1%
Fannie Mae
0.000% due 05/15/2030 (a)	13,282	8,075
0.482% due 07/25/2037	394	371
0.560% due 03/18/2031	122	123
0.872% due 10/25/2030	4	4
1.022% due 10/25/2017	15	15
1.322% due 04/25/2032	39	40
1.443% due 06/01/2043 - 03/01/2044	628	643
1.472% due 03/25/2022	40	41
2.107% due 10/01/2024	35	35
2.252% due 04/01/2028	27	28
2.345% due 08/01/2026	7	7
2.387% due 07/01/2035	109	116
2.393% due 11/01/2023	23	23
2.536% due 02/01/2028	5	5
2.608% due 11/01/2034	135	143
2.676% due 12/01/2027	29	30
2.690% due 05/01/2025	5	5
3.000% due 10/01/2024	1	1
3.500% due 06/25/2044	2,514	2,478
3.765% due 12/01/2025	2,300	2,434
4.000% due 09/25/2044 - 10/25/2044	12,630	13,405
4.250% due 04/25/2037	465	493
4.500% due 10/25/2023 - 06/25/2025	3,917	4,179
5.000% due 08/25/2036	7,666	8,474
5.380% due 07/01/2033	2,020	2,249
5.625% due 04/17/2028 - 07/15/2037	10,082	13,394
6.000% due 05/17/2027	348	375
6.500% due 02/01/2022 - 08/01/2037	1,778	2,026
6.750% due 06/25/2032	2,453	2,755
6.900% due 05/25/2023	58	64
6.950% due 07/25/2020	10	10
7.000% due 12/25/2022 - 03/01/2038	2,195	2,464
7.800% due 10/25/2022	8	9
9.000% due 06/01/2027 - 11/01/2030	35	38
Federal Farm Credit Bank
5.125% due 07/09/2029	675	801
5.750% due 12/07/2028	500	635
Federal Housing Administration
6.896% due 07/01/2020	288	274
7.000% due 11/25/2019	65	65
7.430% due 10/01/2022 - 01/01/2024	21	22
Freddie Mac
0.731% due 01/15/2033	76	76
0.831% due 04/15/2029 - 12/15/2032	70	71
0.881% due 06/15/2031	31	32
1.331% due 09/15/2021	11	11
1.360% due 10/25/2023	34	33
1.443% due 10/25/2044	3,406	3,465
1.643% due 07/25/2044	898	913

2.375% due 05/01/2022	3	3
2.381% due 10/01/2026	16	16
2.433% due 01/01/2028	24	25
2.445% due 06/01/2022	2	2
2.450% due 09/01/2027	23	23
2.521% due 01/01/2028	16	16
2.619% due 02/01/2028	45	45
3.500% due 05/15/2042	5,490	5,289
4.000% due 07/15/2042	3,913	4,010
4.500% due 02/15/2035 - 07/15/2035	6,985	7,413
5.000% due 04/15/2033	2	2
5.500% due 07/15/2033 - 06/15/2035	6,377	7,261
6.000% due 05/15/2028 - 09/15/2029	52	58
6.250% due 09/15/2023	653	696
6.500% due 08/01/2022 - 10/25/2043	645	724
6.750% due 03/15/2031	100	144
7.000% due 07/15/2022 - 01/15/2024	157	173
Ginnie Mae
1.352% due 03/20/2031	313	319
1.625% due 11/20/2021 - 11/20/2027	102	106
1.750% due 04/20/2017 - 05/20/2032	594	609
1.875% due 07/20/2022 - 09/20/2026	87	90
2.000% due 02/20/2017 - 10/20/2026	27	28
2.500% due 09/20/2017 - 03/20/2025	28	29
3.000% due 12/20/2017 - 08/20/2018	11	11
3.500% due 03/20/2021	4	4
4.000% due 08/20/2044 - 09/20/2044	25,873	27,378
6.000% due 08/20/2033	2,669	3,053
6.500% due 08/20/2034 - 09/20/2034	19	23
7.000% due 03/16/2029	805	984
NCUA Guaranteed Notes
0.646% due 11/06/2017	896	898
Overseas Private Investment Corp.
4.736% due 03/15/2022	2,377	2,575
Residual Funding Corp. STRIPS
0.000% due 07/15/2020 - 04/15/2030 (a)	47,444	29,913
Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 - 04/15/2029 (a)	12,439	8,389
Small Business Administration
5.240% due 08/01/2023	990	1,075
Tennessee Valley Authority
4.625% due 09/15/2060	5,000	5,241
5.375% due 04/01/2056	4,900	5,854
Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (a)	7,400	4,394

Total U.S. Government Agencies (Cost $173,660)		187,823

U.S. TREASURY OBLIGATIONS 63.4%
U.S. Treasury Bonds
2.750% due 08/15/2042	3,400	3,244
2.750% due 11/15/2042 (d)	60,400	57,487
2.875% due 05/15/2043	7,100	6,911
3.000% due 11/15/2044 (d)	65,800	65,453
3.000% due 05/15/2045 (d)	43,300	43,030
3.125% due 02/15/2043	39,600	40,517
3.375% due 05/15/2044	11,300	12,107
3.875% due 08/15/2040	25,800	30,115
U.S. Treasury Inflation Protected Securities (b)
0.750% due 02/15/2045	18,380	15,999
U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)	20,400	12,434
0.000% due 05/15/2033 (a)	19,700	11,898
0.000% due 05/15/2034 (a)	800	464
0.000% due 11/15/2034 (a)	2,300	1,313
0.000% due 05/15/2040 (a)	17,150	8,257
0.000% due 08/15/2040 (a)	5,500	2,606
0.000% due 11/15/2042 (a)	1,100	478

Total U.S. Treasury Obligations (Cost $310,518)		312,313

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.4%
BAMLL Commercial Mortgage Securities Trust
4.185% due 08/15/2046	9,800	10,217
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	327	336
Bear Stearns Adjustable Rate Mortgage Trust
2.538% due 04/25/2033	38	38
2.581% due 02/25/2033	14	13
2.894% due 02/25/2034	257	252
3.059% due 01/25/2034	87	89
Bear Stearns ALT-A Trust
2.726% due 09/25/2035	738	628
Bear Stearns Commercial Mortgage Securities Trust
5.694% due 06/11/2050	1,087	1,134

Bear Stearns Mortgage Securities, Inc.
2.737% due 06/25/2030	2	2
Commercial Mortgage Trust
5.796% due 12/10/2049	513	532
Countrywide Alternative Loan Trust
0.602% due 05/25/2047	845	699
0.632% due 05/25/2035	715	596
Countrywide Home Loan Mortgage Pass-Through Trust
0.712% due 04/25/2035	198	166
0.742% due 03/25/2035	1,195	918
Credit Suisse Commercial Mortgage Trust
3.953% due 09/15/2037	10,000	10,321
Credit Suisse First Boston Mortgage Securities Corp.
2.350% due 07/25/2033	284	281
5.750% due 04/22/2033	127	130
6.500% due 04/25/2033	4	4
First Republic Bank Mortgage Pass-Through Certificates
0.902% due 06/25/2030	78	78
HarborView Mortgage Loan Trust
0.443% due 03/19/2036	624	451
0.622% due 05/19/2035	574	481
2.789% due 07/19/2035 ^	363	307
Impac CMB Trust
0.922% due 10/25/2035	2,919	2,434
JPMorgan Chase Commercial Mortgage Securities Trust
5.678% due 02/12/2049	159	162
5.882% due 02/15/2051	206	214
JPMorgan Mortgage Trust
2.726% due 07/25/2035	341	348
MASTR Asset Securitization Trust
5.500% due 09/25/2033	54	56
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.716% due 10/25/2035	2,781	2,619
Residential Accredit Loans, Inc. Trust
0.722% due 08/25/2035	535	417
0.822% due 01/25/2033	0	1
6.000% due 06/25/2036	1,475	1,228
Sequoia Mortgage Trust
0.752% due 07/20/2033	445	421
0.967% due 10/20/2027	8	8
1.102% due 10/19/2026	21	21
Structured Adjustable Rate Mortgage Loan Trust
0.642% due 05/25/2037	1,698	1,392
Structured Asset Mortgage Investments Trust
0.642% due 05/25/2036	205	154
1.062% due 09/19/2032	15	15
1.242% due 10/19/2033	177	161
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.339% due 01/25/2032	1	1
WaMu Mortgage Pass-Through Certificates Trust
0.682% due 11/25/2045	42	40
0.732% due 01/25/2045	710	674
1.053% due 12/25/2046	752	687
1.257% due 02/25/2046	1,238	1,142
1.643% due 08/25/2042	21	20
1.657% due 06/25/2042	34	33
2.151% due 08/25/2046	434	391
Washington Mutual Mortgage Loan Trust
1.439% due 05/25/2041	14	14
Wells Fargo Mortgage-Backed Securities Trust
2.763% due 03/25/2036	1,024	1,012

Total Non-Agency Mortgage-Backed Securities (Cost $43,448)		41,338

ASSET-BACKED SECURITIES 1.0%
Amortizing Residential Collateral Trust
1.002% due 07/25/2032	23	21
Bear Stearns Asset-Backed Securities Trust
1.082% due 10/25/2032	80	76
1.422% due 11/25/2042	414	386
CIT Group Home Equity Loan Trust
0.962% due 06/25/2033	30	28
Credit-Based Asset Servicing and Securitization LLC
0.482% due 11/25/2036	17	10
L.A. Arena Funding LLC
7.656% due 12/15/2026	34	37
Massachusetts Educational Financing Authority
1.270% due 04/25/2038	404	402
Soundview Home Loan Trust
0.482% due 11/25/2036	188	70
Specialty Underwriting & Residential Finance Trust
1.222% due 10/25/2035	1,989	1,886
Sunset Mortgage Loan Co. LLC
4.459% due 09/16/2045	1,986	1,983

Washington Mutual Asset-Backed Certificates Trust
0.482% due 10/25/2036	118	61

Total Asset-Backed Securities (Cost $5,167)		4,960

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.1%		356

U.S. TREASURY BILLS 0.1%
0.123% due 01/28/2016 (d)	304	304

Total Short-Term Instruments (Cost $660)		660

Total Investments in Securities (Cost $549,631)		563,671

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	19,071	188

Total Short-Term Instruments (Cost $188)		188

Total Investments in Affiliates (Cost $188)		188

Total Investments 114.4% (Cost $549,819)		$563,859
Financial Derivative Instruments (e) 0.0% (Cost or Premiums, net $(302))		171
Other Assets and Liabilities, net (14.4%)		(71,308)

Net Assets 100.0%		$492,722

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon bond.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$356	Fannie Mae 2.140% due 11/07/2022	$(368)	$356	$356

Total Repurchase Agreements						$(368)	$356	$356

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
IND	0.550%	12/07/2015	01/19/2016	$(16,459)	$(16,466)
	0.600	12/23/2015	01/25/2016	(6,876)	(6,878)

Total Reverse Repurchase Agreements					$(23,344)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.324%	10/08/2015	01/15/2016	$(14,746)	$(14,628)

Total Sale-Buyback Transactions					$(14,628)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(146,480) at a weighted average interest rate of 0.256%.
(3)	Payable for sale-buyback transactions includes $75 of deferred price drop.

(d)	Securities with an aggregate market value of $37,751 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$28,000	$2,464	$767
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	600	53	16

							$2,517	$783

Total Purchased Options							$2,517	$783

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$8,000	$(66)	$(4)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	16,800	(151)	(10)

						$(217)	$(14)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$62,700	$(2,602)	$(598)

Total Written Options							$(2,819)	$(612)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$ 0	$9,904	$0	$9,904
Industrials	0	5,855	0	5,855
Municipal Bonds & Notes
New York	0	818	0	818
U.S. Government Agencies	0	187,462	361	187,823
U.S. Treasury Obligations	0	312,313	0	312,313
Non-Agency Mortgage-Backed Securities	0	41,338	0	41,338
Asset-Backed Securities	0	4,960	0	4,960
Short-Term Instruments
Repurchase Agreements	0	356	0	356
U.S. Treasury Bills	0	304	0	304
	$ 0	$563,310	$361	$563,671

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	188	0	0	188

Total Investments	$ 188	$563,310	$361	$563,859

Financial Derivative Instruments - Assets
Over the counter	$ 0	$783	$0	$783

Financial Derivative Instruments - Liabilities
Over the counter	$ 0	$(612)	$0	$(612)

Totals	$ 188	$563,481	$361	$564,030

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.9%
BANK LOAN OBLIGATIONS 0.3%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$1,418	$1,414
CSC Holdings LLC
2.924% due 04/17/2020		4,932	4,922
HCA, Inc.
3.357% due 05/01/2018		1,860	1,860
MGM Resorts International
3.500% due 12/20/2019		7,799	7,714
NRG Energy, Inc.
2.750% due 07/02/2018		14,313	13,977
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020		1,923	1,920

Total Bank Loan Obligations (Cost $32,291)			31,807

CORPORATE BONDS & NOTES 48.5%
BANKING & FINANCE 28.3%
ABN AMRO Bank NV
1.800% due 06/04/2018		28,900	28,695
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		39,000	38,854
Ally Financial, Inc.
2.500% due 03/15/2017 (h)		30,000	29,406
2.750% due 01/30/2017		49,475	49,475
2.995% due 07/18/2016		775	775
3.125% due 01/15/2016		18,355	18,366
3.500% due 07/18/2016		6,445	6,477
5.500% due 02/15/2017		7,894	8,151
American Express Credit Corp.
1.137% due 05/26/2020		4,500	4,461
American Tower Corp.
2.800% due 06/01/2020		52,500	51,962
Banca Carige SpA
3.750% due 11/25/2016	EUR	1,700	1,899
Banco do Brasil S.A.
4.500% due 01/20/2016		4,900	5,328
Banco Espirito Santo S.A.
4.000% due 01/21/2019		1,000	149
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$100	100
Banco Santander Chile
1.221% due 04/11/2017		800	791
1.915% due 01/19/2016		1,200	1,199
Bank of America Corp.
0.692% due 08/15/2016		13,400	13,338
1.482% due 04/01/2019		73,700	73,433
1.656% due 03/22/2018		10,600	10,640
2.000% due 01/11/2018		4,200	4,197
2.650% due 04/01/2019		19,700	19,759
5.420% due 03/15/2017		1,000	1,041
5.650% due 05/01/2018		25,633	27,578
5.750% due 12/01/2017		8,700	9,312
6.400% due 08/28/2017 (j)		6,150	6,590
7.800% due 09/15/2016		1,000	1,041
8.950% due 05/18/2017		180	187
Bank of America N.A.
0.812% due 06/15/2017		8,300	8,236
1.750% due 06/05/2018		1,600	1,592
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.550% due 09/09/2016		1,700	1,703
2.700% due 09/09/2018		400	405
Bankia S.A.
0.147% due 01/25/2016	EUR	16,100	17,496
4.375% due 02/14/2017		5,400	6,111
Barclays Bank PLC
14.000% due 06/15/2019 (g)	GBP	3,700	7,066
BB&T Corp.
1.036% due 01/15/2020		$38,300	38,006
BBVA Banco Continental S.A.
2.250% due 07/29/2016		1,500	1,508
BBVA Bancomer S.A.
4.500% due 03/10/2016		20,250	20,358
Bear Stearns Cos. LLC
6.400% due 10/02/2017		9,100	9,803

7.250% due 02/01/2018		1,800	1,986
BOC Aviation Pte. Ltd.
2.875% due 10/10/2017		1,500	1,507
BPCE S.A.
0.934% due 11/18/2016		4,500	4,502
1.156% due 06/17/2017		2,500	2,496
1.203% due 06/23/2017		3,300	3,294
1.375% due 03/06/2017	GBP	18,400	27,199
1.625% due 02/10/2017		$15,600	15,576
Cantor Fitzgerald LP
6.500% due 06/17/2022		250	260
Caterpillar Financial Services Corp.
2.250% due 12/01/2019		7,300	7,324
CIT Group, Inc.
4.250% due 08/15/2017		78,174	80,128
5.000% due 05/15/2017		32,467	33,522
Citigroup, Inc.
0.538% due 05/31/2017	EUR	200	217
0.747% due 06/09/2016		$3,100	3,091
1.161% due 11/30/2017	EUR	5,000	5,444
1.202% due 07/30/2018 (j)		$128,500	128,521
1.350% due 03/10/2017		26,100	26,009
1.630% due 10/26/2020		1,400	1,414
Citizens Bank N.A.
2.300% due 12/03/2018		20,000	19,993
Commonwealth Bank of Australia
1.750% due 11/02/2018		8,100	8,048
Corpbanca S.A.
3.875% due 09/22/2019		1,000	993
Credit Agricole S.A.
1.121% due 04/15/2019		8,100	8,060
1.457% due 06/10/2020 (j)		72,000	72,025
Credit Suisse AG
1.014% due 01/29/2018		11,100	11,069
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		700	701
DBS Bank Ltd.
0.931% due 07/15/2021		500	500
3.625% due 09/21/2022		1,500	1,527
Dexia Credit Local S.A.
0.721% due 01/11/2017		1,300	1,300
DNB Boligkreditt A/S
2.900% due 03/29/2016		1,680	1,686
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	829
1.570% due 02/14/2018		1,000,000	8,243
2.375% due 05/25/2016		$72,700	72,796
5.500% due 05/25/2016		9,500	9,625
5.500% due 06/26/2017		43,042	44,869
Export-Import Bank of India
2.753% due 03/30/2016		1,500	1,504
First Republic Bank
2.375% due 06/17/2019		300	300
Ford Motor Credit Co. LLC
0.794% due 11/08/2016		5,000	4,966
1.264% due 11/04/2019		53,500	52,011
1.332% due 03/12/2019		500	490
1.412% due 06/15/2018		31,000	30,641
1.684% due 09/08/2017		500	494
3.000% due 06/12/2017		29,000	29,293
3.984% due 06/15/2016		22,275	22,524
4.250% due 02/03/2017		200	204
5.000% due 05/15/2018		14,811	15,532
5.750% due 02/01/2021		6,300	6,971
6.625% due 08/15/2017		2,350	2,506
8.000% due 12/15/2016 (j)		41,285	43,662
GATX Financial Corp.
5.800% due 03/01/2016		1,200	1,209
General Motors Financial Co., Inc.
1.681% due 04/10/2018		17,900	17,775
1.881% due 01/15/2020		38,700	38,115
2.388% due 01/15/2019		25,500	25,650
3.000% due 09/25/2017		41,500	41,676
3.200% due 07/13/2020		17,400	17,150
4.750% due 08/15/2017		15,845	16,430
Goldman Sachs Group, Inc.
1.462% due 11/15/2018		15,600	15,674
1.476% due 04/23/2020		42,800	42,908
1.522% due 04/30/2018		12,274	12,337
1.712% due 09/15/2020		6,105	6,125
2.012% due 11/29/2023		55,700	56,296
5.375% due 03/15/2020		5,000	5,498
6.000% due 06/15/2020		9,033	10,222
7.500% due 02/15/2019		4,200	4,810
Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017		3,200	3,244

HBOS PLC
1.152% due 09/06/2017		33,300	33,151
HCP, Inc.
3.750% due 02/01/2016		750	751
6.300% due 09/15/2016		1,000	1,034
Hospitality Properties Trust
6.300% due 06/15/2016		7,500	7,526
HSBC Finance Corp.
0.844% due 06/01/2016		54,748	54,656
HSBC USA, Inc.
0.969% due 11/13/2019		69,300	68,329
2.375% due 11/13/2019		20,400	20,332
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		56,500	56,075
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		9,310	9,442
Industrial Bank of Korea
2.375% due 07/17/2017		2,000	2,014
2.375% due 07/17/2017 (j)		11,800	11,884
3.750% due 09/29/2016		39,400	40,042
ING Bank NV
2.050% due 08/17/2018		25,700	25,689
International Lease Finance Corp.
3.875% due 04/15/2018		1,600	1,616
5.750% due 05/15/2016		21,030	21,345
6.750% due 09/01/2016		12,950	13,322
7.125% due 09/01/2018		200	220
Intesa Sanpaolo SpA
2.375% due 01/13/2017		22,280	22,357
3.125% due 01/15/2016		8,300	8,304
IPIC GMTN Ltd.
4.875% due 05/14/2016	EUR	1,700	1,875
JPMorgan Chase & Co.
0.924% due 03/01/2018		$18,000	17,888
1.063% due 05/30/2017	GBP	35,100	51,411
1.271% due 01/23/2020		$32,800	32,859
1.529% due 10/29/2020		33,500	33,866
6.000% due 01/15/2018		21,285	22,997
6.300% due 04/23/2019		3,300	3,703
JPMorgan Chase Bank N.A.
0.832% due 06/13/2016		3,500	3,495
5.375% due 09/28/2016	GBP	9,800	14,900
6.000% due 10/01/2017		$11,000	11,765
KEB Hana Bank
4.000% due 11/03/2016		5,500	5,609
Kookmin Bank
1.198% due 01/27/2017		71,010	71,226
1.375% due 01/15/2016		7,000	7,000
1.571% due 10/11/2016		1,000	1,004
LeasePlan Corp. NV
2.500% due 05/16/2018		2,800	2,759
2.875% due 01/22/2019		2,400	2,371
3.000% due 10/23/2017		7,525	7,551
Lloyds Bank PLC
0.912% due 05/14/2018		53,100	52,745
1.750% due 05/14/2018		1,300	1,298
2.000% due 08/17/2018		35,200	35,248
Macquarie Bank Ltd.
1.444% due 07/29/2020		56,500	56,632
4.875% due 06/10/2025		1,700	1,682
Macquarie Group Ltd.
4.875% due 08/10/2017		6,000	6,212
Mizuho Bank Ltd.
1.053% due 09/25/2017		1,500	1,491
1.550% due 10/17/2017		300	298
1.700% due 09/25/2017		900	896
2.450% due 04/16/2019		300	300
Morgan Stanley
5.500% due 01/26/2020		2,100	2,314
5.550% due 04/27/2017		200	210
6.625% due 04/01/2018		6,000	6,583
MUFG Americas Holdings Corp.
0.914% due 02/09/2018		19,100	19,033
MUFG Union Bank N.A.
0.734% due 05/05/2017		67,500	67,199
Murray Street Investment Trust
4.647% due 03/09/2017		6,712	6,918
National Bank of Canada
2.200% due 10/19/2016		4,425	4,466
National City Bank
0.822% due 06/07/2017		7,950	7,903
0.862% due 12/15/2016		8,090	8,066
Navient Corp.
6.250% due 01/25/2016		8,819	8,840
Nordea Bank AB
1.366% due 09/17/2018		6,000	6,026

ORIX Corp.
5.000% due 01/12/2016		2,000	2,001
Pacific Life Global Funding
2.622% due 06/02/2018		7,450	7,454
Piper Jaffray Cos.
5.060% due 10/09/2018		9,500	9,484
Preferred Term Securities Ltd.
1.076% due 03/24/2034		808	679
Pricoa Global Funding
1.350% due 08/18/2017		18,100	17,982
QNB Finance Ltd.
1.572% due 10/31/2016		1,000	1,003
3.375% due 02/22/2017		8,000	8,148
RCI Banque S.A.
3.500% due 04/03/2018		200	204
4.600% due 04/12/2016		2,000	2,017
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	1,852,000	269,688
Santander Bank N.A.
1.251% due 01/12/2018		$38,800	38,541
Santander Issuances S.A.U.
5.911% due 06/20/2016		1,600	1,626
Shinhan Bank
0.968% due 04/08/2017		69,275	69,252
SLM Student Loan Trust
0.422% due 12/15/2033	EUR	706	663
Springleaf Finance Corp.
6.500% due 09/15/2017		$5,000	5,113
6.900% due 12/15/2017		14,975	15,537
Sumitomo Mitsui Banking Corp.
0.897% due 01/16/2018		18,500	18,446
Synchrony Financial
1.564% due 02/03/2020		42,500	41,870
TIAA Asset Management Finance Co. LLC
2.950% due 11/01/2019		400	401
UBS AG
0.974% due 06/01/2017		35,000	34,941
1.303% due 03/26/2018		2,500	2,497
5.875% due 07/15/2016		6,977	7,133
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		300	298
Vesey Street Investment Trust
4.404% due 09/01/2016		14,523	14,809
Wachovia Corp.
0.691% due 10/15/2016		38,570	38,506
WEA Finance LLC
1.750% due 09/15/2017		7,700	7,637
Wells Fargo & Co.
0.780% due 04/22/2019		7,600	7,527
1.200% due 07/22/2020		4,600	4,588

			3,269,232

INDUSTRIALS 14.0%
AbbVie, Inc.
1.750% due 11/06/2017		2,800	2,796
2.500% due 05/14/2020		700	694
Actavis Funding SCS
1.582% due 03/12/2018		15,500	15,558
1.757% due 03/12/2020		34,300	34,457
1.850% due 03/01/2017		1,200	1,203
2.450% due 06/15/2019		3,821	3,783
3.000% due 03/12/2020		1,200	1,202
Actavis, Inc.
1.875% due 10/01/2017		12,630	12,620
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020		16,700	16,487
America Movil S.A.B. de C.V.
1.502% due 09/12/2016		500	500
Amgen, Inc.
0.758% due 05/22/2017		35,000	34,923
2.200% due 05/22/2019		8,610	8,607
Anheuser-Busch InBev Finance, Inc.
0.800% due 01/15/2016		900	900
AP Moeller - Maersk A/S
2.875% due 09/28/2020		600	594
Aviation Capital Group Corp.
3.875% due 09/27/2016		2,400	2,421
Barrick Gold Corp.
6.950% due 04/01/2019		844	864
Barry Callebaut Services NV
6.000% due 07/13/2017	EUR	1,250	1,462
BAT International Finance PLC
1.022% due 06/15/2018 (j)		$60,100	60,055
1.850% due 06/15/2018		10,700	10,702

2.750% due 06/15/2020		1,700	1,702
Baxter International, Inc.
5.375% due 06/01/2018		1,000	1,074
Becton Dickinson and Co.
0.962% due 06/15/2016		1,000	1,000
1.800% due 12/15/2017		15,700	15,685
2.675% due 12/15/2019		6,900	6,946
Boston Scientific Corp.
2.650% due 10/01/2018		1,500	1,509
2.850% due 05/15/2020		6,300	6,276
3.375% due 05/15/2022		4,100	4,052
5.125% due 01/12/2017		7,500	7,741
Canadian Natural Resources Ltd.
0.978% due 03/30/2016		16,900	16,863
1.750% due 01/15/2018		9,600	9,343
Cardinal Health, Inc.
1.950% due 06/15/2018		3,200	3,193
CCO Safari LLC
3.579% due 07/23/2020		22,900	22,788
4.464% due 07/23/2022		4,300	4,290
CNPC General Capital Ltd.
1.450% due 04/16/2016		39,500	39,497
ConAgra Foods, Inc.
1.900% due 01/25/2018		2,200	2,189
5.819% due 06/15/2017		1,190	1,256
ConocoPhillips Co.
1.262% due 05/15/2022		23,500	23,187
Continental Airlines Pass-Through Trust
6.250% due 10/11/2021		747	785
Cox Communications, Inc.
5.875% due 12/01/2016		250	259
9.375% due 01/15/2019		3,406	3,950
CRH America, Inc.
8.125% due 07/15/2018		600	683
Crown Castle Towers LLC
3.222% due 05/15/2042		1,100	1,087
CSX Corp.
7.900% due 05/01/2017		15,500	16,778
CVS Health Corp.
2.800% due 07/20/2020		400	402
Daimler Finance North America LLC
0.836% due 03/02/2018		6,500	6,430
0.837% due 03/10/2017 (j)		97,800	97,306
1.650% due 03/02/2018		800	791
2.000% due 08/03/2018		43,500	43,230
2.375% due 08/01/2018		5,125	5,135
Delphi Automotive PLC
3.150% due 11/19/2020		800	800
DISH DBS Corp.
4.625% due 07/15/2017		31,000	31,697
Dominion Gas Holdings LLC
2.500% due 12/15/2019		18,000	17,993
eBay, Inc.
1.350% due 07/15/2017		1,200	1,191
Energy Transfer Partners LP
9.700% due 03/15/2019		1,000	1,102
ERAC USA Finance LLC
6.200% due 11/01/2016		1,100	1,141
Express Scripts Holding Co.
3.125% due 05/15/2016		200	201
Freeport-McMoRan, Inc.
2.300% due 11/14/2017		12,100	10,361
General Motors Co.
3.500% due 10/02/2018		4,000	4,050
Georgia-Pacific LLC
2.539% due 11/15/2019		37,800	37,629
5.400% due 11/01/2020		1,000	1,105
Gilead Sciences, Inc.
1.850% due 09/04/2018		6,400	6,432
2.350% due 02/01/2020		6,700	6,710
2.550% due 09/01/2020		1,300	1,301
GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	1,985
Heathrow Funding Ltd.
4.875% due 07/15/2023		300	323
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	25,500	25,772
Hewlett Packard Enterprise Co.
2.353% due 10/05/2017		$24,800	24,848
2.450% due 10/05/2017		36,700	36,686
2.850% due 10/05/2018		400	400
Humana, Inc.
7.200% due 06/15/2018		8,800	9,854
Hyundai Capital America
1.875% due 08/09/2016		12,191	12,209
2.125% due 10/02/2017		420	418

Imperial Tobacco Finance PLC
2.050% due 02/11/2018	10,503	10,461
2.950% due 07/21/2020	1,400	1,405
Intel Corp.
2.450% due 07/29/2020	5,000	5,063
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	922	853
5.000% due 10/01/2021	100	95
9.000% due 02/01/2019	3,825	4,118
Kinder Morgan, Inc.
3.050% due 12/01/2019	21,005	19,465
4.300% due 06/01/2025	100	87
7.000% due 06/15/2017	16,582	17,087
7.250% due 06/01/2018	5,070	5,267
KLA-Tencor Corp.
2.375% due 11/01/2017	3,000	3,003
3.375% due 11/01/2019	1,100	1,112
Korea National Oil Corp.
3.125% due 04/03/2017	800	813
4.000% due 10/27/2016	57,100	58,279
Kraft Heinz Foods Co.
2.000% due 07/02/2018	4,000	3,988
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	1,100	1,034
Louisiana-Pacific Corp.
7.500% due 06/01/2020	4,600	4,795
Lowe’s Cos., Inc.
1.102% due 09/14/2018	5,600	5,620
Marathon Oil Corp.
6.000% due 10/01/2017	1,000	1,020
Masco Corp.
6.125% due 10/03/2016	400	413
McKesson Corp.
1.292% due 03/10/2017	3,900	3,890
Medtronic, Inc.
1.312% due 03/15/2020 (j)	45,000	44,915
1.375% due 04/01/2018	18,850	18,758
2.500% due 03/15/2020	600	605
3.150% due 03/15/2022	4,500	4,554
Merck & Co., Inc.
0.716% due 02/10/2020 (j)	33,600	33,427
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	14,186	15,664
MGM Resorts International
6.875% due 04/01/2016	2,908	2,941
7.500% due 06/01/2016	43,230	44,135
10.000% due 11/01/2016	565	599
Motorola Solutions, Inc.
3.500% due 09/01/2021	2,200	2,073
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016	1,400	1,400
1.800% due 03/15/2018	1,800	1,793
1.950% due 09/12/2017	1,200	1,202
2.350% due 03/04/2019	3,475	3,465
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	1,799	1,889
Olin Corp.
6.750% due 06/15/2016	15,000	15,302
ONEOK Partners LP
2.000% due 10/01/2017	450	430
Pearson Dollar Finance PLC
6.250% due 05/06/2018	2,500	2,700
Penske Truck Leasing Co. LP
2.500% due 03/15/2016	900	902
Philip Morris International, Inc.
3.250% due 11/10/2024	100	101
Pioneer Natural Resources Co.
6.875% due 05/01/2018	5,424	5,766
QUALCOMM, Inc.
3.000% due 05/20/2022 (j)	32,400	32,120
Reynolds American, Inc.
2.300% due 06/12/2018	10,800	10,875
3.250% due 06/12/2020	1,200	1,221
Rohm & Haas Co.
6.000% due 09/15/2017	2,200	2,343
RPM International, Inc.
6.500% due 02/15/2018	1,600	1,727
SABMiller Holdings, Inc.
2.200% due 08/01/2018	13,400	13,376
2.450% due 01/15/2017	3,300	3,326
3.750% due 01/15/2022	3,200	3,294
SABMiller PLC
6.500% due 07/15/2018	1,950	2,153
Scripps Networks Interactive, Inc.
3.500% due 06/15/2022	700	675

Siemens Financieringsmaatschappij NV
2.900% due 05/27/2022		1,500	1,503
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		59,600	60,146
SK Telecom Co. Ltd.
2.125% due 05/01/2018		300	299
Sky PLC
2.625% due 09/16/2019		500	498
Southern Natural Gas Co. LLC
5.900% due 04/01/2017		1,900	1,933
Southwestern Energy Co.
3.300% due 01/23/2018		5,200	4,270
4.050% due 01/23/2020		15,850	11,511
4.950% due 01/23/2025		2,400	1,515
Telefonica Emisiones S.A.U.
1.243% due 06/23/2017		45,000	44,759
3.192% due 04/27/2018		500	510
3.992% due 02/16/2016		4,100	4,111
5.375% due 02/02/2018	GBP	12,600	19,775
6.421% due 06/20/2016		$27,523	28,159
Time Warner Cable, Inc.
5.850% due 05/01/2017		14,382	15,051
6.750% due 07/01/2018		1,300	1,419
8.250% due 04/01/2019		5,921	6,810
8.750% due 02/14/2019		2,413	2,802
UAL Pass-Through Trust
10.400% due 05/01/2018		357	379
UnitedHealth Group, Inc.
1.400% due 12/15/2017		7,600	7,581
1.450% due 07/17/2017		10,400	10,402
1.900% due 07/16/2018		11,000	11,040
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		600	2
Volkswagen Group of America Finance LLC
0.810% due 11/20/2017		33,300	32,013
2.450% due 11/20/2019		19,500	18,716
Volkswagen International Finance NV
0.804% due 11/18/2016		3,000	2,956
VW Credit, Inc.
1.023% due 06/26/2017		50,000	48,355
Walgreens Boots Alliance, Inc.
0.814% due 05/18/2016		38,100	37,971
1.750% due 11/17/2017		13,500	13,480
Weatherford International Ltd.
5.500% due 02/15/2016		1,500	1,494
Wesfarmers Ltd.
2.983% due 05/18/2016		500	503
WestRock RKT Co.
4.450% due 03/01/2019		3,155	3,292
Whirlpool Corp.
1.650% due 11/01/2017		9,000	8,957
Woodside Finance Ltd.
3.650% due 03/05/2025		4,800	4,263
4.600% due 05/10/2021		400	406
Wyndham Worldwide Corp.
2.950% due 03/01/2017		700	704
Zoetis, Inc.
3.450% due 11/13/2020		300	301

			1,618,948

UTILITIES 6.2%
AT&T, Inc.
1.023% due 03/30/2017		75,400	75,230
1.533% due 06/30/2020		38,000	37,769
2.950% due 05/15/2016		26,177	26,339
3.000% due 06/30/2022		6,100	5,943
BG Energy Capital PLC
4.000% due 12/09/2020		915	968
6.500% due 11/30/2072		1,000	1,057
BP Capital Markets PLC
4.750% due 03/10/2019		3,300	3,530
British Telecommunications PLC
1.250% due 02/14/2017		500	498
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		1,000	995
Consumers Energy Co.
6.700% due 09/15/2019		2,700	3,110
Dayton Power & Light Co.
1.875% due 09/15/2016		11,400	11,412
DTE Energy Co.
2.400% due 12/01/2019		14,400	14,356
Electricite de France S.A.
6.500% due 01/26/2019		2,800	3,133

Exelon Corp.
1.550% due 06/09/2017	4,700	4,682
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	7,150	7,213
Korea East-West Power Co. Ltd.
2.625% due 11/27/2018	1,000	1,009
Korea Gas Corp.
2.250% due 07/25/2017	500	503
KT Corp.
1.750% due 04/22/2017	40,800	40,706
2.625% due 04/22/2019	1,100	1,105
5.875% due 05/03/2016	500	506
Ooredoo International Finance Ltd.
3.375% due 10/14/2016	22,600	22,876
Orange S.A.
2.750% due 09/14/2016	1,950	1,972
2.750% due 02/06/2019	350	355
Pennsylvania Electric Co.
5.200% due 04/01/2020	300	320
Petrobras Global Finance BV
1.990% due 05/20/2016	98,500	96,284
2.886% due 03/17/2017	5,050	4,640
3.250% due 03/17/2017	1,300	1,206
3.406% due 03/17/2020	100	71
3.500% due 02/06/2017	1,300	1,219
3.875% due 01/27/2016	18,900	18,848
4.375% due 05/20/2023	6,000	3,975
Petroleos Mexicanos
5.750% due 03/01/2018	1,100	1,148
Plains All American Pipeline LP
2.600% due 12/15/2019	200	178
8.750% due 05/01/2019	5,446	5,981
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016	2,808	2,871
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	2,000	2,023
Sprint Communications, Inc.
9.125% due 03/01/2017	72,852	74,127
Talen Energy Supply LLC
6.200% due 05/15/2016	5,145	5,164
Telstra Corp. Ltd.
3.125% due 04/07/2025	1,000	962
Verizon Communications, Inc.
0.877% due 06/09/2017 (j)	68,706	68,441
1.296% due 06/17/2019	3,100	3,082
2.252% due 09/14/2018	116,482	119,348
2.500% due 09/15/2016	35,535	35,819
2.625% due 02/21/2020	500	502

		711,476

Total Corporate Bonds & Notes (Cost $5,652,617)		5,599,656

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.0%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	400	404
University of California Revenue Bonds, Series 2011
0.744% due 07/01/2041	1,100	1,100

		1,504

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	1,195	797
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016	44,990	44,988

		45,785

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.426% due 04/01/2040	3,599	3,582

Total Municipal Bonds & Notes (Cost $51,311)		50,871

U.S. GOVERNMENT AGENCIES 19.2%
Fannie Mae
0.397% due 10/27/2037	74,771	74,379
0.482% due 12/25/2036	1,583	1,549
0.542% due 06/25/2034	356	350
0.672% due 01/25/2037	26	26
0.722% due 03/25/2037 - 12/25/2042	3,211	3,205
0.772% due 03/25/2037 - 03/25/2044	5,806	5,838

0.782% due 03/25/2037	224	225
0.802% due 07/25/2037	3,520	3,543
0.822% due 06/25/2032 - 10/25/2040	412	413
0.872% due 12/25/2040	47	47
0.892% due 07/25/2037 - 12/25/2040	4,817	4,844
0.922% due 11/01/2021 - 05/25/2040	18,672	18,850
0.972% due 09/25/2041	310	314
1.000% due 01/25/2043	4,563	4,191
1.022% due 04/25/2022	2	2
1.072% due 12/25/2037	3,229	3,262
1.092% due 03/25/2038	84	85
1.122% due 10/25/2037	10,643	10,822
1.172% due 03/25/2038 - 01/25/2040	2,644	2,695
1.272% due 02/25/2040	2,244	2,296
1.443% due 07/01/2042 - 07/01/2044	902	924
1.469% due 01/01/2021	5	5
1.493% due 09/01/2041	71	72
1.570% due 03/01/2035	293	312
1.643% due 10/01/2030 - 11/01/2039	793	808
1.859% due 03/01/2035	3,694	3,848
1.875% due 07/01/2017	3	3
1.889% due 07/01/2018	2	2
1.900% due 06/01/2017	1	1
1.959% due 01/01/2035	1,957	2,037
1.998% due 11/01/2017	4	5
2.017% due 07/01/2017	2	2
2.022% due 10/01/2034	1,123	1,176
2.128% due 05/01/2035	514	542
2.145% due 11/01/2034	353	371
2.193% due 04/01/2034	419	439
2.222% due 09/01/2035	104	111
2.258% due 05/01/2035	2,107	2,230
2.329% due 06/01/2022	2	2
2.333% due 07/01/2035	1,672	1,761
2.343% due 07/01/2035	2,279	2,417
2.348% due 11/01/2027	17	17
2.367% due 08/01/2035	2,681	2,838
2.373% due 03/01/2035	404	427
2.378% due 10/01/2035	2,611	2,781
2.379% due 08/01/2029	302	317
2.390% due 09/01/2035	2,493	2,641
2.455% due 12/01/2033	176	186
2.464% due 10/01/2024	85	86
2.474% due 01/01/2024	55	56
2.490% due 08/01/2035	761	809
2.500% due 05/25/2028 (a)	26,450	2,343
2.507% due 06/01/2035	390	411
2.509% due 03/01/2024	96	97
2.519% due 09/01/2032	562	599
2.536% due 02/01/2028	64	66
2.545% due 04/01/2024	30	31
2.665% due 07/25/2017	39	38
2.683% due 06/01/2035	444	473
2.787% due 11/01/2035	25	26
2.854% due 12/01/2017	2	2
3.000% due 08/25/2042	244	249
4.250% due 05/25/2033	1,016	1,062
4.321% due 12/01/2036	68	73
4.419% due 02/01/2028	2	2
4.500% due 08/01/2018 - 01/01/2027	3,064	3,222
4.510% due 01/01/2028	13	13
4.611% due 09/01/2034	53	56
4.679% due 04/01/2018	63	63
5.000% due 12/25/2017 - 08/01/2040	11,060	12,107
5.500% due 10/01/2017 - 08/25/2034	33,056	36,801
5.628% due 10/25/2042 (a)	55,754	11,057
5.728% due 11/25/2042 (a)	74,301	13,939
5.735% due 12/25/2042	1,709	1,920
6.000% due 05/01/2016 - 04/01/2039	30,698	33,763
6.078% due 02/25/2037 (a)	18,456	2,846
6.228% due 01/25/2042 (a)	5,424	867
6.500% due 07/25/2023 - 03/01/2038	5,192	5,968
7.000% due 04/01/2034	37	44
7.137% due 01/25/2043	6,491	6,756
8.000% due 11/25/2023 - 11/01/2031	769	952
8.500% due 04/01/2025	56	63
8.800% due 01/25/2019	14	15
9.000% due 03/25/2021 - 04/25/2021	62	69
9.500% due 03/25/2020 - 11/01/2025	182	207
Fannie Mae, TBA
4.000% due 01/01/2046 - 02/01/2046	678,000	716,406
4.500% due 01/01/2046 - 02/01/2046	823,000	887,924
6.000% due 01/01/2046	11,000	12,429
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	20,090	20,426

Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	42	40
Freddie Mac
0.661% due 02/15/2037	151	152
0.671% due 02/15/2037	107	107
0.682% due 08/25/2031	1,611	1,579
0.702% due 09/25/2031	2,803	2,771
0.731% due 06/15/2018 - 05/15/2037	227	227
0.781% due 11/15/2030 - 12/15/2031	80	80
0.851% due 05/15/2036	24	24
0.881% due 01/15/2042	86	87
1.181% due 12/15/2039	26	27
1.186% due 01/15/2038	7,165	7,313
1.281% due 10/15/2020	9	9
1.331% due 03/15/2021	7	7
1.370% due 11/25/2019 (a)	193,418	8,814
1.643% due 07/25/2044	485	493
1.750% due 03/01/2017	2	2
2.000% due 11/15/2026	103,789	104,421
2.125% due 02/01/2020	9	9
2.250% due 03/01/2035 - 04/01/2035	3,595	3,784
2.350% due 03/01/2035 - 04/01/2035	1,733	1,830
2.363% due 03/01/2035	698	742
2.374% due 10/01/2027	13	14
2.376% due 04/01/2035	110	110
2.397% due 10/01/2035	2,997	3,154
2.497% due 06/01/2024	17	18
2.500% due 11/01/2022 - 08/01/2035	5,701	6,047
2.505% due 07/01/2035	32	33
2.549% due 10/01/2023	24	25
2.555% due 05/01/2037	82	87
2.568% due 12/01/2022	16	16
2.607% due 07/01/2027	34	37
2.615% due 11/01/2023	6	6
2.624% due 09/01/2023	5	5
2.673% due 01/01/2024	13	13
2.756% due 04/01/2035	791	836
2.817% due 02/01/2037	69	73
2.954% due 08/15/2032	137	143
3.000% due 03/15/2027 - 05/15/2027 (a)	47,090	4,411
3.000% due 06/15/2036 - 03/15/2041	6,682	6,744
3.253% due 05/15/2040 (a)	18,970	18,983
4.000% due 01/15/2024 (a)	422	45
4.500% due 09/15/2018	1	1
5.000% due 01/01/2026 - 07/01/2041	745	821
5.500% due 12/01/2017 - 07/15/2034	1,183	1,311
5.620% due 08/15/2043 (a)	87,135	16,262
6.000% due 02/01/2016 - 07/15/2029	202	211
6.140% due 07/15/2036 (a)	3,373	587
6.500% due 02/01/2022 - 07/25/2043	18,291	21,102
6.820% due 08/15/2036 (a)	10,563	1,766
7.000% due 01/01/2030 - 04/01/2032	22	25
7.500% due 07/15/2030	132	152
8.000% due 04/15/2021 - 12/01/2024	56	58
8.500% due 06/01/2022 - 11/01/2025	178	200
9.000% due 12/15/2020 - 08/01/2022	55	61
9.151% due 08/15/2044	30,368	35,711
9.500% due 08/01/2016 - 09/01/2021	19	21
10.000% due 11/01/2016 - 05/15/2020	4	4
Ginnie Mae
0.895% due 12/16/2025	41	42
1.625% due 10/20/2023 - 12/20/2026	1,004	1,034
1.750% due 03/20/2017 - 02/20/2032	3,711	3,821
1.875% due 08/20/2022 - 07/20/2034	1,266	1,309
1.892% due 02/20/2041	9,714	9,740
2.000% due 09/20/2024 - 07/20/2030	629	646
2.500% due 11/20/2026	4	4
4.000% due 03/20/2019	5	5
7.000% due 04/15/2026 - 06/15/2027	1	0
Vendee Mortgage Trust
6.500% due 05/15/2029	15,400	17,399

Total U.S. Government Agencies (Cost $2,213,005)		2,223,158

U.S. TREASURY OBLIGATIONS 19.7%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2018 (j)	1,080,492	1,078,337
0.125% due 04/15/2019 (j)(l)	621,918	618,111
0.625% due 07/15/2021 (j)	193,078	194,324
0.750% due 02/15/2042	22,943	20,129
1.125% due 01/15/2021	104,470	107,701
1.250% due 07/15/2020 (l)	21,263	22,113
1.375% due 02/15/2044	48,672	49,443
2.375% due 01/15/2017 (l)	176,882	181,276
2.375% due 01/15/2025	714	811

U.S. Treasury Notes
0.750% due 10/31/2017		6,100	6,069

Total U.S. Treasury Obligations (Cost $2,338,443)			2,278,314

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.0%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031		3,997	4,074
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		371	373
Alba PLC
2.832% due 12/16/2042	GBP	12,053	17,809
American Home Mortgage Assets Trust
0.632% due 10/25/2046		$15,463	9,990
0.962% due 11/25/2035		2,170	1,922
American Home Mortgage Investment Trust
1.002% due 02/25/2045		2,786	2,766
2.654% due 02/25/2045		34,787	34,779
BAMLL Commercial Mortgage Securities Trust
1.547% due 12/15/2029		1,500	1,505
Banc of America Alternative Loan Trust
5.500% due 07/25/2033		4,973	5,068
5.500% due 10/25/2033		11,174	11,762
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045		5,400	5,471
5.558% due 06/10/2049		2,895	2,977
5.568% due 04/10/2049		28,718	29,576
5.617% due 07/10/2046		16,615	16,768
Banc of America Funding Trust
0.642% due 05/20/2035		3,829	3,596
0.702% due 07/25/2037		13,157	11,294
2.754% due 05/25/2035		504	514
2.801% due 02/20/2036		2,266	2,253
5.500% due 09/25/2035		2,308	2,405
Banc of America Mortgage Trust
2.650% due 02/25/2035		393	389
2.791% due 05/25/2033		93	94
2.848% due 09/25/2035 ^		8,171	7,551
6.500% due 10/25/2031		645	682
Banc of America Re-REMIC Trust
5.651% due 02/17/2051		347	352
Barclays Commercial Mortgage Securities Trust
1.441% due 02/15/2028		1,604	1,588
1.481% due 05/15/2032		1,700	1,690
BCAP LLC Trust
0.335% due 09/26/2035		4,945	4,907
0.381% due 03/26/2037		2,084	2,055
0.475% due 07/26/2035		1,286	1,283
0.721% due 05/26/2035		2,389	2,273
1.083% due 11/26/2046		4,684	4,522
BCRR Trust
5.858% due 07/17/2040		1,450	1,511
6.500% due 07/17/2040		70	71
Bear Stearns Adjustable Rate Mortgage Trust
2.429% due 02/25/2033		70	69
2.480% due 08/25/2035		253	255
2.537% due 04/25/2033		1,659	1,672
2.581% due 02/25/2033		258	250
2.609% due 08/25/2033		1,525	1,521
2.652% due 08/25/2035		31,256	26,951
2.680% due 03/25/2035		824	828
2.730% due 08/25/2033		404	402
2.735% due 01/25/2035		1,609	1,562
2.768% due 11/25/2030		24	23
2.769% due 08/25/2035 ^		4,981	4,496
2.774% due 03/25/2035		174	165
2.832% due 10/25/2036 ^		1,902	1,607
2.924% due 03/25/2035		410	415
3.059% due 01/25/2034		22	22
3.147% due 01/25/2035		7	7
Bear Stearns ALT-A Trust
2.455% due 04/25/2035		10,877	10,569
2.601% due 05/25/2035		1,357	1,322
2.604% due 09/25/2034		951	937
2.726% due 09/25/2035		3,864	3,286
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,254	1,290
Bear Stearns Structured Products, Inc. Trust
2.693% due 01/26/2036		7,946	6,569
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.702% due 01/25/2035		1,206	1,095
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050		175	181
6.137% due 12/10/2049		7,212	7,589

Citigroup Mortgage Loan Trust, Inc.
0.391% due 10/25/2046		2,765	2,750
2.430% due 09/25/2035		72	72
2.623% due 03/25/2034		1,202	1,201
2.670% due 03/25/2036 ^		10,878	10,285
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		159,867	163,873
Claris RMBS SRL
1.019% due 12/28/2061	EUR	1,850	2,019
Commercial Mortgage Trust
1.906% due 01/10/2046		$300	300
Countrywide Alternative Loan Trust
0.602% due 05/25/2047		6,761	5,589
0.702% due 02/25/2037		8,356	6,553
0.822% due 06/25/2036 ^		904	590
Countrywide Home Loan Mortgage Pass-Through Trust
0.712% due 04/25/2035		2,180	1,919
2.602% due 02/20/2036 ^		14,606	12,851
5.000% due 08/25/2019		282	289
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		40,069	40,989
5.383% due 02/15/2040		3,500	3,570
5.448% due 01/15/2049		122	121
5.659% due 03/15/2039		88,725	88,725
5.816% due 06/15/2038		17,331	17,428
6.067% due 02/15/2041		10,263	10,808
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 03/25/2032		681	633
2.433% due 04/25/2034		7,658	7,682
2.624% due 10/25/2033		138	138
4.847% due 06/25/2032		53	52
Credit Suisse Mortgage Capital Certificates
0.428% due 02/27/2036		8,599	8,228
2.577% due 02/26/2036		3,817	3,695
2.703% due 09/26/2047		5,248	5,247
2.862% due 05/26/2036		2,169	2,199
2.925% due 08/28/2036		2,578	2,510
5.342% due 12/15/2043		300	306
5.467% due 09/16/2039		141	142
5.695% due 09/15/2040		945	972
DLJ Acceptance Trust
11.000% due 08/01/2019		10	11
EMF-NL BV
0.948% due 07/17/2041	EUR	7,300	6,845
EMF-NL Prime BV
0.798% due 04/17/2041		3,000	2,715
Eurosail PLC
0.743% due 12/10/2044	GBP	866	1,227
0.745% due 03/13/2045		2,131	3,003
1.283% due 09/13/2045		9,600	13,798
1.535% due 06/13/2045		8,000	11,086
Extended Stay America Trust
2.958% due 12/05/2031		$3,600	3,612
First Horizon Alternative Mortgage Securities Trust
2.204% due 09/25/2034		419	412
2.254% due 09/25/2035 ^		1,070	961
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		2,991	3,114
First Horizon Mortgage Pass-Through Trust
2.681% due 02/25/2035		378	379
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		69,617	72,144
5.543% due 12/10/2049		300	309
General Motors Acceptance Corp.
7.430% due 12/01/2021		10	10
Granite Mortgages PLC
1.217% due 01/20/2044		129	129
Great Hall Mortgages PLC
0.093% due 03/18/2039	EUR	1,557	1,608
0.663% due 06/18/2039		$15,210	14,344
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		6,245	6,389
5.826% due 07/10/2038		3,217	3,240
GS Mortgage Securities Corp.
2.329% due 11/10/2045 (a)		14,269	1,377
GS Mortgage Securities Trust
4.473% due 03/10/2044		200	200
5.794% due 08/10/2045		90	92
GSR Mortgage Loan Trust
2.793% due 09/25/2035		24,178	24,426
2.806% due 09/25/2035		1,540	1,579
2.807% due 09/25/2035		217	219
2.941% due 07/25/2035		1,607	1,497
6.000% due 03/25/2032		65	67
HarborView Mortgage Loan Trust
2.685% due 07/19/2035		5,657	5,023

Hercules Eclipse PLC
0.819% due 10/25/2018	GBP	11,008	15,993
IndyMac Mortgage Loan Trust
0.632% due 05/25/2046		$3,047	2,519
Infinity Classico
0.109% due 02/15/2024	EUR	6,526	6,981
JPMorgan Chase Commercial Mortgage Securities Trust
3.341% due 07/15/2046		$122	122
5.257% due 05/15/2047		34,888	35,429
5.397% due 05/15/2045		5,609	5,668
5.420% due 01/15/2049		7,773	7,940
5.774% due 06/15/2049		18,945	19,342
5.794% due 02/12/2051		7,953	8,276
5.814% due 06/12/2043		977	978
JPMorgan Commercial Mortgage-Backed Securities Trust
5.637% due 03/18/2051		47,701	49,467
JPMorgan Mortgage Trust
2.582% due 04/25/2037 ^		952	739
2.726% due 07/25/2035		502	505
2.749% due 08/25/2035 ^		7,904	7,533
LB Commercial Mortgage Trust
5.853% due 07/15/2044		874	906
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		15,902	16,184
5.424% due 02/15/2040		8,529	8,731
5.430% due 02/15/2040		4,630	4,755
5.641% due 03/15/2039		20,338	20,348
5.866% due 09/15/2045		4,754	4,995
Leek Finance PLC
0.830% due 09/21/2038		4,479	4,728
MASTR Adjustable Rate Mortgages Trust
2.772% due 11/21/2034		389	399
MASTR Alternative Loan Trust
4.500% due 11/25/2018		946	949
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,888	1,967
Merrill Lynch Mortgage Investors Trust
0.672% due 11/25/2035		673	635
Merrill Lynch Mortgage Trust
5.836% due 06/12/2050		621	632
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	9,646
Morgan Stanley Capital Trust
5.439% due 02/12/2044		22	22
Morgan Stanley Mortgage Loan Trust
0.682% due 04/25/2035		10,920	10,240
0.692% due 11/25/2035		1,195	1,192
0.742% due 01/25/2035		1,366	1,286
2.566% due 08/25/2034		839	799
5.500% due 11/25/2035		3,966	4,043
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045		171	176
5.794% due 08/15/2045		9,654	9,916
MortgageIT Trust
1.062% due 02/25/2035		1,494	1,463
Newgate Funding PLC
0.472% due 12/15/2050	EUR	2,227	2,244
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.702% due 12/25/2035		$8,311	7,376
Opteum Mortgage Acceptance Corp. Trust
0.832% due 11/25/2035		28,331	27,775
Prime Mortgage Trust
0.822% due 02/25/2019		3	3
0.822% due 02/25/2034		1,039	984
Resecuritization Mortgage Trust
0.672% due 04/26/2021		16	16
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036 ^		148	138
Royal Bank of Scotland Capital Funding Trust
5.331% due 02/16/2044		5,000	5,141
5.695% due 09/16/2040		95	97
Structured Adjustable Rate Mortgage Loan Trust
2.586% due 02/25/2034		101	100
Structured Asset Mortgage Investments Trust
0.552% due 03/25/2037		164	127
0.702% due 02/25/2036 ^		3,582	2,795
1.062% due 09/19/2032		1,937	1,896
8.914% due 06/25/2029		145	150
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.339% due 01/25/2032		59	57
2.453% due 02/25/2034		153	151
2.488% due 06/25/2033		192	189
5.250% due 09/25/2034		1,870	1,890
Suntrust Adjustable Rate Mortgage Loan Trust
2.767% due 01/25/2037 ^		3,785	3,510

Thornburg Mortgage Securities Trust
2.188% due 10/25/2045		15,170	13,851
2.218% due 12/25/2045 ^		8,847	8,538
Vulcan European Loan Conduit Ltd.
0.199% due 05/15/2017	EUR	2,498	2,688
Wachovia Bank Commercial Mortgage Trust
0.374% due 06/15/2049		$1,300	1,283
0.501% due 10/15/2048		2,996	2,973
5.509% due 04/15/2047		6,200	6,378
5.572% due 10/15/2048		14,124	14,330
5.708% due 06/15/2049		263	264
5.749% due 07/15/2045		12,943	13,056
WaMu Commercial Mortgage Securities Trust
5.449% due 03/23/2045		10,835	10,972
WaMu Mortgage Pass-Through Certificates Trust
0.682% due 11/25/2045		1,911	1,802
0.692% due 12/25/2045		5,753	5,401
0.712% due 10/25/2045		140	130
0.987% due 01/25/2047		4,947	4,504
1.162% due 11/25/2034		6,340	6,054
1.257% due 08/25/2046		120	100
1.457% due 11/25/2042		798	751
1.643% due 08/25/2042		1,046	997
1.657% due 06/25/2042		1,265	1,226
1.901% due 01/25/2047		3,275	2,971
2.435% due 01/25/2036		440	423
6.000% due 06/25/2034		1,739	1,924
Washington Mutual Mortgage Pass-Through Certificates Trust
2.193% due 02/25/2033		107	104
2.270% due 02/25/2033		76	77
Wells Fargo Commercial Mortgage Trust
2.061% due 10/15/2045 (a)		85,518	7,512
Wells Fargo Mortgage-Backed Securities Trust
2.642% due 03/25/2035		400	405
2.662% due 02/25/2035		610	612
2.738% due 06/25/2035		34,670	35,551
2.738% due 07/25/2036 ^		8,490	8,265
2.739% due 06/25/2034		14,456	14,553
2.744% due 04/25/2036 ^		1,568	1,536
2.763% due 03/25/2036 ^		1,365	1,312
2.763% due 03/25/2036		9,626	9,583
2.786% due 12/25/2033		598	606
2.807% due 01/25/2035		2,226	2,218
2.808% due 04/25/2036		276	269
2.851% due 12/25/2034		21,387	21,421
Wells Fargo-RBS Commercial Mortgage Trust
1.542% due 03/15/2044 (a)		165,533	7,571

Total Non-Agency Mortgage-Backed Securities (Cost $1,407,196)			1,380,859

ASSET-BACKED SECURITIES 9.9%
Academic Loan Funding Trust
1.222% due 12/27/2022		958	954
Accredited Mortgage Loan Trust
0.460% due 09/25/2035		29	29
0.552% due 02/25/2037		4,661	4,476
1.122% due 04/25/2035		4,841	4,798
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.872% due 10/25/2035		6,600	6,062
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.882% due 07/25/2035		6,900	6,662
0.922% due 09/25/2035		7,300	6,727
1.772% due 02/25/2033		1,969	1,869
Amortizing Residential Collateral Trust
1.002% due 07/25/2032		744	695
Ares European CLO BV
0.256% due 08/15/2024	EUR	2,384	2,580
Asset-Backed Funding Certificates Trust
0.642% due 05/25/2037		$1,494	1,449
Asset-Backed Securities Corp. Home Equity Loan Trust
0.652% due 05/25/2037		23,773	16,736
0.851% due 06/15/2031		4	4
Atrium
0.620% due 07/20/2020		4,498	4,447
Atrium CDO Corp.
1.421% due 11/16/2022		3,410	3,396
Bear Stearns Asset-Backed Securities Trust
0.922% due 06/25/2035		2,764	2,749
1.422% due 10/25/2037		15,080	14,029
1.422% due 11/25/2042		546	508
2.222% due 03/25/2043		3,828	3,700
Cadogan Square CLO BV
0.278% due 08/12/2022	EUR	1,089	1,182
0.279% due 01/17/2023		13,571	14,627

Carlyle Global Market Strategies CLO Ltd.
1.547% due 04/20/2022		$33,100	32,945
Carlyle High Yield Partners Ltd.
0.540% due 04/19/2022		7,988	7,778
Cavalry CLO Ltd.
1.687% due 01/16/2024		79,500	79,258
Centex Home Equity Loan Trust
1.042% due 09/25/2034		2,886	2,629
CIFC Funding Ltd.
1.587% due 01/19/2023		34,194	34,183
1.802% due 12/05/2024		19,000	18,929
Cornerstone CLO Ltd.
0.541% due 07/15/2021		11,798	11,713
Countrywide Asset-Backed Certificates
0.602% due 09/25/2036		155	153
0.762% due 04/25/2036		7,900	7,485
1.172% due 03/25/2034		1,862	1,791
Countrywide Asset-Backed Certificates Trust
0.902% due 10/25/2035		2,667	2,667
1.042% due 08/25/2035		3,700	3,547
1.142% due 07/25/2034		4,488	4,174
Credit Suisse First Boston Mortgage Securities Corp.
1.122% due 07/25/2032		12	10
Doral CLO Ltd.
1.657% due 05/26/2023		45,730	45,670
Drug Royalty LP
3.139% due 07/15/2023		241	244
Duane Street CLO Ltd.
0.592% due 11/14/2021		3,523	3,479
Eagle Ltd.
2.570% due 12/15/2039		11,250	11,159
Educational Services of America, Inc.
1.572% due 09/25/2040		21,722	21,736
EFS Volunteer LLC
1.170% due 10/26/2026		150	150
Elm CLO Ltd.
1.715% due 01/17/2023		56,846	57,019
EquiFirst Mortgage Loan Trust
0.902% due 01/25/2034		472	436
First Franklin Mortgage Loan Asset-Backed Certificates
1.247% due 05/25/2034		3,495	3,238
First Franklin Mortgage Loan Trust
1.097% due 06/25/2036		2,467	2,390
1.142% due 05/25/2035		2,800	2,742
First NLC Trust
1.127% due 12/25/2035		5,162	4,921
Flagship CLO
0.800% due 09/20/2019		1,064	1,056
Ford Credit Auto Lease Trust
1.040% due 05/15/2018		1,000	997
Four Corners CLO Ltd.
0.590% due 01/26/2020		12,256	12,187
Fremont Home Loan Trust
0.482% due 01/25/2037		271	140
0.902% due 07/25/2035		2,138	2,105
Galaxy CLO Ltd.
1.660% due 08/20/2022		9,825	9,818
Goldentree Loan Opportunities Ltd.
1.010% due 10/18/2021		7,366	7,336
GSAMP Trust
0.492% due 12/25/2036		2,188	1,191
1.102% due 11/25/2034		282	273
1.292% due 11/25/2034		3,751	3,459
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		49,189	49,111
Home Equity Asset Trust
0.702% due 08/25/2036		21,100	18,134
HSBC Home Equity Loan Trust USA
0.882% due 03/20/2036		11,000	10,454
HSI Asset Securitization Corp. Trust
0.472% due 10/25/2036		54	28
Inwood Park CDO Ltd.
0.542% due 01/20/2021		19,750	19,740
JPMorgan Mortgage Acquisition Corp.
0.602% due 02/25/2036		6,951	6,704
Jubilee CDO BV
0.282% due 08/21/2021	EUR	2,194	2,372
LCM LP
1.575% due 10/19/2022		$34,400	34,179
Limerock CLO
0.530% due 04/24/2023		1,674	1,658
Lockwood Grove CLO Ltd.
1.690% due 01/25/2024		43,500	43,350
Long Beach Mortgage Loan Trust
1.247% due 06/25/2035		1,565	1,557

Madison Park Funding Ltd.
1.762% due 06/15/2022		6,702	6,696
Massachusetts Educational Financing Authority
1.270% due 04/25/2038		6,598	6,567
Mercator CLO PLC
0.149% due 02/18/2024	EUR	2,419	2,611
Merrill Lynch Mortgage Investors Trust
0.622% due 08/25/2036		$1,071	1,072
0.732% due 08/25/2036		5,000	4,586
0.732% due 12/25/2036		2,000	1,878
Mid-State Trust
4.864% due 07/15/2038		309	330
Morgan Stanley ABS Capital, Inc. Trust
1.127% due 12/25/2034		1,473	1,343
Morgan Stanley IXIS Real Estate Capital Trust
0.472% due 11/25/2036		20	9
Motor PLC
1.022% due 06/25/2022		10,500	10,472
MT Wilson CLO Ltd.
0.551% due 07/11/2020		1,446	1,445
Nautique Funding Ltd.
0.571% due 04/15/2020		3,890	3,860
Navient Private Education Loan Trust
1.531% due 12/15/2028		14,900	14,772
New Century Home Equity Loan Trust
0.752% due 02/25/2036		16,000	15,043
1.142% due 03/25/2035		5,553	4,862
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.912% due 05/25/2035		4,861	4,662
NovaStar Mortgage Funding Trust
0.792% due 01/25/2036		1,750	1,736
OneMain Financial Issuance Trust
2.570% due 07/18/2025		1,000	989
Option One Mortgage Loan Trust
0.912% due 08/25/2035		2,800	2,367
Panhandle-Plains Higher Education Authority, Inc.
1.742% due 10/01/2035		132	132
Panther CDO BV
0.304% due 03/20/2084	EUR	8,034	8,431
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.722% due 08/25/2035		$5,483	5,476
1.262% due 01/25/2036		2,100	2,018
RAAC Trust
0.902% due 03/25/2037		7,827	7,590
1.122% due 03/25/2034		645	620
Renaissance Home Equity Loan Trust
1.042% due 03/25/2034		2,358	2,298
1.122% due 08/25/2032		40	37
Residential Asset Securities Corp. Trust
0.872% due 09/25/2035		7,646	7,466
0.882% due 06/25/2031		48	44
1.217% due 01/25/2035		1,145	1,084
1.247% due 07/25/2034		2,639	2,370
4.470% due 03/25/2032		61	61
Saxon Asset Securities Trust
0.742% due 09/25/2047		7,400	6,722
1.217% due 03/25/2035 ^		4,398	4,018
Securitized Asset-Backed Receivables LLC Trust
0.482% due 12/25/2036 ^		3,751	1,480
0.552% due 05/25/2037 ^		823	561
SLC Private Student Loan Trust
0.491% due 07/15/2036		409	406
SLC Student Loan Trust
0.612% due 09/15/2026		33,000	31,734
SLM Private Credit Student Loan Trust
0.692% due 03/15/2024		9,695	9,567
0.702% due 12/15/2023		5,863	5,771
SLM Private Education Loan Trust
0.931% due 08/15/2022		1,575	1,571
1.081% due 10/16/2023		9,539	9,520
1.381% due 06/15/2023		7,655	7,659
SLM Student Loan Trust
0.132% due 12/15/2023	EUR	1,016	1,068
0.142% due 06/17/2024		612	635
0.410% due 10/25/2024		$29,295	28,690
0.450% due 01/25/2019		2,992	2,971
0.820% due 10/25/2017		342	342
1.712% due 12/15/2033		565	533
1.820% due 04/25/2023		5,835	5,844
Soundview Home Loan Trust
0.482% due 11/25/2036		1,586	589
South Carolina Student Loan Corp.
1.164% due 03/02/2020		626	620
1.414% due 09/03/2024		3,500	3,455
Stone Tower CLO Ltd.
0.545% due 04/17/2021		7,286	7,205

Structured Asset Investment Loan Trust
1.112% due 06/25/2035		3,200	3,144
1.127% due 03/25/2034		7,232	6,644
1.142% due 02/25/2035		6,500	6,171
1.322% due 09/25/2034		1,342	1,290
1.397% due 10/25/2033		10,362	10,065
Structured Asset Securities Corp.
1.082% due 02/25/2035		1,068	938
Structured Asset Securities Corp. Mortgage Loan Trust
0.872% due 11/25/2035		5,000	4,536
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.930% due 01/25/2035		30	31
Symphony CLO LP
1.617% due 04/16/2022		8,011	7,977
Symphony CLO Ltd.
1.586% due 07/23/2023		66,100	65,992
Venture CDO Ltd.
0.540% due 07/22/2021		2,016	1,986
0.547% due 01/20/2022		20,225	19,882
Voya CLO Ltd.
0.567% due 12/13/2020		3,977	3,965
1.621% due 10/15/2022		31,100	30,865
1.641% due 10/15/2022		34,800	34,612
Wells Fargo Home Equity Asset-Backed Securities Trust
0.962% due 04/25/2035		2,900	2,772
Wood Street CLO BV
0.231% due 11/22/2021	EUR	2,567	2,781

Total Asset-Backed Securities (Cost $1,131,459)			1,141,513

SOVEREIGN ISSUES 6.1%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		15,060	15,280
Autonomous Community of Catalonia
2.750% due 03/24/2016	CHF	9,200	9,223
4.750% due 06/04/2018	EUR	3,100	3,564
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2016 (d)	BRL	217,914	53,265
0.000% due 07/01/2016 (d)		123,900	29,216
0.000% due 10/01/2016 (d)		485,000	109,954
Export-Import Bank of Korea
1.071% due 01/14/2017 (j)		$42,000	42,071
1.107% due 11/26/2016		2,000	2,001
5.375% due 10/04/2016		2,000	2,060
Korea Development Bank
0.945% due 01/22/2017 (j)		10,768	10,775
3.250% due 03/09/2016 (j)		74,100	74,403
3.250% due 09/20/2016 (j)		12,400	12,562
4.000% due 09/09/2016 (j)		10,000	10,191
Korea Housing Finance Corp.
1.625% due 09/15/2018		1,200	1,183
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,000	998
Mexico Government International Bond
4.000% due 11/15/2040 (f)	MXN	47,916	2,822
4.500% due 11/22/2035 (f)		151,822	9,660
5.000% due 06/16/2016 (f)		46,839	2,780
8.500% due 12/13/2018		4,780,800	305,351
Qatar Government International Bond
3.125% due 01/20/2017		$2,000	2,038
Turks & Caicos Islands International Bond
3.200% due 02/22/2016		200	201

Total Sovereign Issues (Cost $746,242)			699,598

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		428,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup Capital
6.692% due 10/30/2040		350,000	9,096
Navient Corp. CPI Linked Security
1.964% due 03/15/2017		4,100	97

Total Preferred Securities (Cost $9,893)			9,193

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.7%
CERTIFICATES OF DEPOSIT 1.8%
Intesa Sanpaolo SpA
1.701% due 04/11/2016		$157,200	157,330
Itau Unibanco Holding S.A.
1.605% due 06/21/2016		51,500	51,546

			208,876

REPURCHASE AGREEMENTS (i) 0.3%			37,980

SHORT-TERM NOTES 0.3%
Czech Republic Ministry of Finance Bill
0.010% due 09/02/2016 (e)	CZK	730,000	29,389
Kansas City Southern Co.
1.023% due 10/28/2016		$2,000	1,977

			31,366

MEXICO TREASURY BILLS 0.2%
3.620% due 05/26/2016	MXN	516,000	29,519

U.S. TREASURY BILLS 0.1%
0.145% due 01/07/2016 - 01/28/2016 (c)(j)(n)		$7,623	7,623

Total Short-Term Instruments (Cost $317,893)			315,364

Total Investments in Securities (Cost $13,900,350)			13,730,333

	SHARES
INVESTMENTS IN AFFILIATES 7.9%
SHORT-TERM INSTRUMENTS 7.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%
PIMCO Short-Term Floating NAV Portfolio III		92,003,499	908,443

Total Short-Term Instruments (Cost $911,983)			908,443

Total Investments in Affiliates (Cost $911,983)			908,443

Total Investments 126.8% (Cost $14,812,333)			$14,638,776
Financial Derivative Instruments (k)(m) 3.4% (Cost or Premiums, net $(2,387))			388,117
Other Assets and Liabilities, net (30.2%)			(3,482,353)

Net Assets 100.0%			$11,544,540

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Zero coupon bond. Coupon presented is a calculated yield.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$30,000	$29,406	0.25%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$37,980	Fannie Mae 2.140% due 11/07/2022	$(38,742)	$37,980	$37,980

Total Repurchase Agreements						$(38,742)	$37,980	$37,980

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.450%	10/07/2015	04/07/2016	$(180,000)	$(180,200)
BSN	0.340	10/13/2015	01/13/2016	(82,824)	(82,889)
IND	0.330	10/06/2015	01/06/2016	(185,265)	(185,418)
	0.330	10/07/2015	01/07/2016	(22,173)	(22,191)
RDR	0.450	10/14/2015	04/14/2016	(207,000)	(207,212)
	0.460	10/19/2015	04/19/2016	(112,572)	(112,683)
	0.530	11/10/2015	04/11/2016	(51,437)	(51,479)
	0.620	10/20/2015	01/06/2016	(11,373)	(11,388)
	0.690	11/23/2015	01/25/2016	(49,580)	(49,620)
	0.740	01/04/2016	01/22/2016	(61,888)	(61,888)
SAL	0.690	11/27/2015	01/22/2016	(34,854)	(34,879)
SCX	0.670	10/15/2015	01/15/2016	(101,780)	(101,933)
	0.690	10/20/2015	01/20/2016	(49,046)	(49,117)
	0.690	10/22/2015	01/22/2016	(108,852)	(109,007)
	0.690	11/27/2015	01/22/2016	(24,289)	(24,310)
	0.710	11/24/2015	01/26/2016	(61,093)	(61,142)

Total Reverse Repurchase Agreements					$(1,345,356)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	0.370%	10/09/2015	01/07/2016	$(14,326)	$(14,296)

Total Sale-Buyback Transactions					$(14,296)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(1,028,850) at a weighted average interest rate of 0.363%.
(3)	Payable for sale-buyback transactions includes $35 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	5.500%	01/01/2046	$21,600	$(24,104)	$(24,080)
Freddie Mac, TBA	5.000	01/01/2046	1,000	(1,097)	(1,092)

Total Short Sales				$(25,201)	$(25,172)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(j)	Securities with an aggregate market value of $1,482,149 and cash of $505 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Short	06/2017	6,982	$(2,791)	$0	$(262)
90-Day Eurodollar March Futures	Short	03/2018	6,633	(9,665)	0	(414)
U.S. Treasury 2-Year Note March Futures	Long	03/2016	3,208	(1,121)	151	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	16,159	(4,883)	2,272	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	2,839	951	0	(843)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2016	213	(161)	4	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	11,375	(5,625)	629	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	1,775	(25)	98	0

Total Futures Contracts				$(23,320)	$3,154	$(1,519)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-21 3-Year Index	1.000%	12/20/2016	$160,300	$1,086	$(282)	$18	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019		$531,600	$(8,988)	$5,529	$0	$(555)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		2,220,300	(32,664)	(40,293)	0	(4,016)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		762,500	10,359	13,006	1,187	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		178,300	734	1,141	0	(705)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		54,700	(1,289)	(882)	0	(463)
Receive	6-Month GBP-LIBOR	1.880	10/05/2017	GBP	61,500	(1,589)	139	16	0
Receive	6-Month GBP-LIBOR	1.837	10/06/2017		12,700	(311)	29	3	0
Receive	6-Month GBP-LIBOR	1.500	03/16/2018		268,100	(2,484)	(752)	135	0
Pay	28-Day MXN-TIIE	5.250	06/11/2018	MXN	109,500	101	(40)	10	0
Pay	28-Day MXN-TIIE	5.500	06/11/2018		123,800	157	6	11	0
Pay	28-Day MXN-TIIE	4.945	06/24/2019		700,000	(53)	104	77	0
Pay	28-Day MXN-TIIE	4.955	06/24/2019		2,890,000	(163)	426	317	0
Pay	28-Day MXN-TIIE	4.960	06/24/2019		1,400,000	(65)	205	153	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		2,235,000	(383)	354	229	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		4,393,500	2,944	852	374	0
Pay	28-Day MXN-TIIE	5.575	03/16/2022		1,493,700	(1,153)	247	154	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		71,300	(78)	16	10	0
Pay	28-Day MXN-TIIE	6.410	11/07/2029		357,500	(679)	157	78	0

						$(35,604)	$(19,756)	$2,754	$(5,739)

Total Swap Agreements						$(34,518)	$(20,038)	$2,772	$(5,739)

(l)	Securities with an aggregate market value of $100,261 and cash of $12,597 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	212,087		$54,314	$706	$0
	01/2016	DKK	10,455		1,544	21	0
	01/2016		$54,939	BRL	212,087	0	(1,331)
	01/2016		1,843	GBP	1,222	0	(41)
	02/2016	EUR	156,040		$168,902	0	(829)
	02/2016	SGD	43,091		30,238	0	(101)
	02/2016	THB	11,620		324	1	0
	02/2016		$15,013	ILS	58,063	0	(79)
	03/2016	MXN	1,111,366		$63,645	0	(524)
	03/2016		$497	MXN	8,551	0	(3)
	03/2016		41,031	RUB	2,800,952	0	(3,390)
	06/2016	EUR	352,177		$481,970	97,453	0
	06/2016		$19,345	EUR	14,324	0	(3,707)
BPS	01/2016	BRL	92,540		$23,686	295	0
	01/2016	DKK	177,000		26,057	282	0
	01/2016	JPY	28,839,989		235,642	0	(4,301)
	01/2016		$24,211	BRL	92,540	0	(821)
	02/2016	ILS	187,961		$48,464	120	0
	02/2016	TWD	11,502		354	6	0
	02/2016		$23,450	BRL	92,540	0	(290)
	03/2016		4,188	RUB	311,252	0	(5)
	10/2016	BRL	375,000		$89,188	2,627	0
BRC	01/2016		311,928		79,883	1,039	0
	01/2016		$78,377	BRL	311,928	467	0
	01/2016		6,994	RUB	472,210	0	(540)
	02/2016	BRL	1,327		$330	0	(2)
	02/2016		$4,293	ILS	16,665	0	(7)
	03/2016		9,351	MXN	161,486	0	(26)
	06/2016	EUR	53,842		$74,035	15,226	0
CBK	01/2016		$11,586	EUR	10,620	0	(45)
	01/2016		11,481	INR	762,458	12	0
	01/2016		6,758	JPY	833,300	175	0
	01/2016		904	PHP	42,310	0	(3)
	02/2016		721,887	EUR	674,189	11,457	0
	02/2016		13,755	ILS	53,501	6	0
	02/2016		85,855	JPY	10,530,900	1,828	0
	03/2016		200	MXN	3,466	0	0
DUB	01/2016	BRL	501,002		$132,319	5,683	0
	01/2016	DKK	8,415		1,238	13	0
	01/2016	KRW	14,350,886		12,276	72	0
	01/2016		$128,242	BRL	501,002	0	(1,606)
	01/2016		12,278	KRW	14,350,886	0	(74)
	02/2016	CHF	11,322		$11,340	19	0
	02/2016	EUR	50,831		68,403	13,126	0
	02/2016	ILS	118,099		30,292	0	(83)
	02/2016		$5,699	BRL	22,553	0	(55)
	03/2016	MXN	434,282		$24,883	0	(192)
	03/2016		$8,705	RUB	625,889	0	(294)
	04/2016	BRL	73,000		$21,909	4,009	0
	06/2016	EUR	29,744		40,725	8,252	0
	06/2016		$30,135	EUR	22,296	0	(5,793)
	07/2016	BRL	123,900		$35,440	5,929	0
	10/2016		194,731		51,113	6,163	0
FBF	01/2016	KRW	25,763,482		22,493	583	0
	03/2016		$13,716	RUB	1,003,864	0	(226)
GLM	01/2016	BRL	430,540		$110,259	1,434	0
	01/2016	DKK	421,600		62,029	636	0
	01/2016	JPY	20,228,900		164,017	0	(4,283)
	01/2016	MYR	50,920		11,970	169	0
	01/2016	PHP	579,777		12,311	0	(32)
	01/2016		$108,708	BRL	430,540	322	(204)
	01/2016		9,282	JPY	1,141,100	212	0
	01/2016		5,582	KRW	6,466,747	0	(83)
	02/2016	THB	902,625		$25,000	0	(50)
	02/2016		$9,647	ILS	37,413	0	(24)
	03/2016	MXN	4,387,882		$254,425	1,073	0
	05/2016		500,707		30,600	1,838	0
HUS	01/2016	DKK	415,400		61,132	641	0
	01/2016	GBP	148,934		224,048	4,490	0
	01/2016	MYR	34,980		8,101	0	(5)
	01/2016		$95	CNH	627	0	0
	01/2016		2,568	GBP	1,694	0	(70)
	01/2016		5,642	KRW	6,541,899	0	(79)
	02/2016	THB	312,413		$8,629	0	(41)
	03/2016		$8,215	RUB	611,278	0	0
	12/2016	CNH	186,890		$28,127	549	0
JPM	01/2016	BRL	620,820		204,465	47,543	0
	01/2016	CAD	5,427		4,073	151	0
	01/2016	KRW	39,320,351		34,226	787	0
	01/2016		$160,455	BRL	620,820	0	(3,534)
	01/2016		1,403	GBP	939	0	(19)
	01/2016		417,095	JPY	50,205,689	607	0
	01/2016		17,610	KRW	20,444,233	0	(224)
	02/2016	EUR	136,234		$147,778	141	(551)
	02/2016	JPY	55,984,489		464,288	0	(1,776)
	02/2016	SGD	10,181		7,214	46	0
	02/2016	THB	1,382,871		38,148	0	(230)
	02/2016		$3,362	CHF	3,427	65	0
	02/2016		19,652	EUR	17,974	0	(101)
	02/2016		22,085	GBP	14,833	0	(216)
	02/2016		8,578	JPY	1,032,800	20	0
	03/2016		1,191	MXN	20,342	0	(17)
	03/2016		18,599	RUB	1,370,509	0	(182)
	04/2016	BRL	144,914		$43,126	7,592	0
	09/2016	CZK	732,200		30,231	441	0
	10/2016	BRL	110,000		26,187	796	0
	10/2016	CNH	380,243		58,159	1,843	0
MSB	01/2016	BRL	935,300		295,175	58,764	0
	01/2016	JPY	3,185,100		26,258	0	(241)
	01/2016	MYR	108,062		25,000	0	(42)
	01/2016		$235,695	BRL	935,300	1,373	(657)
	01/2016		214,787	GBP	145,079	0	(912)
	02/2016	GBP	145,079		$214,801	908	0
	02/2016		$4,077	CAD	5,414	0	(164)
	02/2016		1,841	EUR	1,734	45	0
	06/2016	EUR	75,687		$104,096	21,464	0
	12/2016	CNH	367,179		55,190	1,001	0
NAB	06/2016	EUR	164,579		225,979	46,258	0
	07/2016		135,968		184,454	35,767	0
NGF	01/2016	THB	749,878		20,778	0	(55)
RBC	01/2016		$4,977	CNH	32,876	9	0
RYL	01/2016	BRL	10,297		$2,637	34	0
	01/2016		$2,549	BRL	10,297	54	0
SCX	01/2016	DKK	516,585		$75,999	774	0
	01/2016	MYR	143,806		33,526	210	(10)
	02/2016	SGD	753		535	5	0
SOG	01/2016		$28,996	RUB	1,907,385	0	(2,924)
	02/2016	SGD	26,486		$18,706	58	0
	02/2016		$36,237	ILS	140,117	0	(199)
TDM	01/2016	BRL	50,543		$12,944	168	0
	01/2016		$13,045	BRL	50,543	0	(270)
UAG	01/2016	DKK	340,000		$50,053	542	0
	01/2016	INR	695,776		10,470	0	(17)
	01/2016	JPY	4,444,900		36,214	0	(767)
	01/2016		$36,866	JPY	4,518,800	730	0
	01/2016		26,782	KRW	31,344,299	0	(126)
	01/2016		11,769	PHP	555,157	49	0
	02/2016		149,810	JPY	18,323,700	2,760	0

Total Forward Foreign Currency Contracts						$417,939	$(42,473)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD		$1.082	01/15/2016	EUR	74,200	$(469)	$(392)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$92,300	(5,247)	(577)
FBF	Call - OTC USD versus BRL	BRL	4.600	03/14/2016		56,900	(1,605)	(536)
GLM	Call - OTC USD versus BRL		4.450	01/14/2016		69,000	(1,418)	(36)
SCX	Call - OTC USD versus CNH	CNH	6.850	06/01/2016		25,600	(235)	(292)

							$(8,974)	$(1,833)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	02/16/2016	$112,000	$(454)	$(290)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900	02/16/2016	221,000	(856)	(573)
							$(1,310)	$(863)

Total Written Options							$(10,284)	$(2,696)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
JPM	Olin Corp.	(1.000%	)	06/20/2016	0.365%	$15,000	$(107)	$56	$0	$(51)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.805%	EUR	6,600	$131	$(73)	$58	$0
	China Government International Bond	1.000	06/20/2019	0.786		$4,500	34	0	34	0
	Wendel S.A.	5.000	12/20/2019	0.824	EUR	8,600	2,136	(579)	1,557	0
BPS	BP Capital Markets America, Inc.	1.000	12/20/2019	0.805		44,500	985	(595)	390	0
	Continental AG	1.000	12/20/2020	0.628		14,600	41	257	298	0
BRC	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.456		$33,400	537	51	588	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.038		10,000	(291)	268	0	(23)
	Brazil Government International Bond	1.000	06/20/2016	1.387		63,900	(102)	9	0	(93)
	Brazil Government International Bond	1.000	09/20/2016	1.765		13,000	(122)	55	0	(67)
	MetLife, Inc.	1.000	03/20/2019	0.545		23,400	171	175	346	0
	Mexico Government International Bond	1.000	03/20/2018	1.050		15,000	(26)	16	0	(10)
CBK	BP Capital Markets America, Inc.	1.000	12/20/2019	0.805	EUR	23,000	487	(285)	202	0
	Brazil Government International Bond	1.000	03/20/2016	1.120		$4,700	(20)	21	1	0
	Brazil Government International Bond	1.000	06/20/2016	1.387		33,500	(57)	9	0	(48)
	Brazil Government International Bond	1.000	03/20/2017	2.653		16,500	(186)	(137)	0	(323)
	China Government International Bond	1.000	03/20/2019	0.732		2,700	14	10	24	0
	China Government International Bond	1.000	06/20/2019	0.786		21,500	167	(3)	164	0
	HSBC Bank PLC	1.000	03/20/2019	0.765	EUR	39,200	(391)	730	339	0
	Mexico Government International Bond	1.000	09/20/2016	0.582		$12,500	65	(22)	43	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		18,900	(18)	(83)	0	(101)
DUB	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.456		19,100	405	(69)	336	0
	Brazil Government International Bond	1.000	06/20/2016	1.387		20,000	(48)	19	0	(29)
	Brazil Government International Bond	1.000	03/20/2017	2.653		20,600	(219)	(184)	0	(403)
	China Government International Bond	1.000	03/20/2019	0.732		29,000	14	242	256	0
	Colombia Government International Bond	1.000	03/20/2016	0.845		12,800	77	(68)	9	0
	Export-Import Bank of China	1.000	12/20/2016	0.410		27,100	(2,192)	2,359	167	0
	MetLife, Inc.	1.000	03/20/2019	0.545		34,100	503	1	504	0
	Mexico Government International Bond	1.000	03/20/2016	0.481		42,300	(240)	305	65	0
	Mexico Government International Bond	1.000	09/20/2016	0.582		7,400	36	(11)	25	0
FBF	BP Capital Markets America, Inc.	1.000	12/20/2019	0.805	EUR	9,700	199	(114)	85	0
	MGM Resorts International	5.000	06/20/2019	1.966		$10,000	1,185	(165)	1,020	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.633		31,600	637	(204)	433	0
	Wendel S.A.	5.000	12/20/2019	0.824	EUR	4,600	1,139	(306)	833	0
GST	BP Capital Markets America, Inc.	1.000	12/20/2019	0.805		10,000	211	(123)	88	0
	Colombia Government International Bond	1.000	03/20/2016	0.845		$12,800	77	(68)	9	0
	Mexico Government International Bond	1.000	09/20/2016	0.582		20,400	100	(30)	70	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.633		9,400	192	(63)	129	0
	Wendel S.A.	5.000	12/20/2019	0.824	S	8,000	2,004	(556)	1,448	0
HUS	Brazil Government International Bond	1.000	03/20/2016	1.120		$19,500	(93)	95	2	0
	Brazil Government International Bond	1.000	06/20/2016	1.387		65,100	(94)	0	0	(94)
	Colombia Government International Bond	1.000	03/20/2016	0.845		12,900	69	(60)	9	0
	Mexico Government International Bond	1.000	09/20/2016	0.582		7,500	39	(13)	26	0
JPM	BP Capital Markets America, Inc.	1.000	12/20/2019	0.805	EUR	11,200	251	(153)	98	0
	China Government International Bond	1.000	06/20/2019	0.786		$21,600	111	54	165	0
	Mexico Government International Bond	1.000	09/20/2016	0.582		8,600	48	(18)	30	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.633		38,000	776	(255)	521	0
	PSEG Power LLC	1.000	12/20/2018	0.604		24,200	134	156	290	0
	Volkswagen International Finance NV	1.000	12/20/2018	1.403	EUR	8,700	(532)	424	0	(108)
MYC	BP Capital Markets America, Inc.	1.000	12/20/2019	0.805		3,000	69	(43)	26	0
	BP Capital Markets America, Inc.	1.000	03/20/2020	0.863		11,000	186	(113)	73	0
	MetLife, Inc.	1.000	03/20/2019	0.545		$25,000	420	(51)	369	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		8,600	(16)	(30)	0	(46)
	Wendel S.A.	5.000	12/20/2019	0.824	EUR	100	25	(7)	18	0

							$9,028	$775	$11,148	$(1,345)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$4,437	$0	$44	$44	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	9,549	0	94	94	0
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	54,705	(376)	159	0	(217)

					$(376)	$297	$138	$(217)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	Receive	1-Year BRL-CDI	12.810%	01/04/2021	BRL	281,700	$(586)	$7,375	$6,789	$0
GLM	Pay	28-Day MXN-TIIE	5.250	06/11/2018	MXN	65,600	(41)	102	61	0
	Pay	28-Day MXN-TIIE	5.500	06/11/2018		92,300	(19)	136	117	0
HUS	Pay	28-Day MXN-TIIE	5.500	06/11/2018		30,800	(2)	41	39	0

							$(648)	$7,654	$7,006	$0

Total Swap Agreements							$7,897	$8,782	$18,292	$(1,613)

(n)	Securities with an aggregate market value of $4,633 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$30,393	$1,414	$31,807
Corporate Bonds & Notes
Banking & Finance	0	3,230,342	38,890	3,269,232
Industrials	0	1,618,948	0	1,618,948
Utilities	0	711,476	0	711,476
Municipal Bonds & Notes
California	0	1,504	0	1,504
New Jersey	0	45,785	0	45,785
Texas	0	3,582	0	3,582
U.S. Government Agencies	0	2,223,118	40	2,223,158
U.S. Treasury Obligations	0	2,278,314	0	2,278,314
Non-Agency Mortgage-Backed Securities	0	1,380,849	10	1,380,859
Asset-Backed Securities	0	1,130,354	11,159	1,141,513
Sovereign Issues	0	699,598	0	699,598
Preferred Securities
Banking & Finance	9,193	0	0	9,193
Short-Term Instruments
Certificates of Deposit	0	208,876	0	208,876
Repurchase Agreements	0	37,980	0	37,980
Short-Term Notes	0	31,366	0	31,366
Mexico Treasury Bills	0	29,519	0	29,519
U.S. Treasury Bills	0	7,623	0	7,623
	$9,193	$13,669,627	$51,513	$13,730,333

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	908,443	0	0	908,443

Total Investments	$917,636	$13,669,627	$51,513	$14,638,776

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(25,172)	$0	$(25,172)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,154	2,772	0	5,926
Over the counter	0	436,231	0	436,231
	$3,154	$439,003	$0	$442,157

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,519)	(5,739)	0	(7,258)
Over the counter	0	(46,782)	0	(46,782)

	$(1,519)	$(52,521)	$0	$(54,040)

Totals	$919,271	$14,030,937	$51,513	$15,001,721

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund II

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.3%
CORPORATE BONDS & NOTES 61.8%
BANKING & FINANCE 19.5%
ACE INA Holdings, Inc.
2.300% due 11/03/2020	$1,000	$994
American Express Credit Corp.
1.137% due 05/26/2020	9,000	8,921
Bank of America Corp.
1.272% due 09/15/2026	400	345
2.650% due 04/01/2019	7,500	7,522
BB&T Corp.
1.036% due 01/15/2020	1,100	1,092
Bear Stearns Cos. LLC
6.400% due 10/02/2017	200	216
Caterpillar Financial Services Corp.
2.250% due 12/01/2019	700	702
Goldman Sachs Group, Inc.
1.462% due 11/15/2018	100	101
1.476% due 04/23/2020	4,000	4,010
1.522% due 04/30/2018	700	704
1.712% due 09/15/2020	700	702
2.012% due 11/29/2023	200	202
HSBC Finance Corp.
0.844% due 06/01/2016	600	599
HSBC USA, Inc.
0.969% due 11/13/2019	750	740
1.114% due 08/07/2018	4,000	4,000
Intercontinental Exchange, Inc.
2.750% due 12/01/2020	2,000	2,002
Jackson National Life Global Funding
1.250% due 02/21/2017	3,300	3,292
JPMorgan Chase & Co.
6.000% due 01/15/2018	800	864
JPMorgan Chase Bank N.A.
0.832% due 06/13/2016	700	699
6.000% due 10/01/2017	3,500	3,743
Manufacturers & Traders Trust Co.
1.400% due 07/25/2017	9,300	9,260
Morgan Stanley
1.600% due 04/25/2018	200	202
6.625% due 04/01/2018	3,100	3,401
MUFG Union Bank N.A.
0.734% due 05/05/2017	7,900	7,865
Pacific Life Global Funding
2.682% due 02/06/2016	1,350	1,344
State Street Corp.
1.264% due 08/18/2020	1,900	1,902
Wachovia Corp.
0.691% due 10/15/2016	7,000	6,988
WEA Finance LLC
1.750% due 09/15/2017	200	198

		72,610

INDUSTRIALS 35.1%
AbbVie, Inc.
1.750% due 11/06/2017	6,000	5,991
Amgen, Inc.
0.758% due 05/22/2017	2,900	2,894
2.500% due 11/15/2016	4,700	4,750
Anheuser-Busch InBev Worldwide, Inc.
2.875% due 02/15/2016	1,895	1,899
BMW U.S. Capital LLC
0.756% due 06/02/2017	6,000	5,964
Cardinal Health, Inc.
1.950% due 06/15/2018	4,000	3,992
Chevron Corp.
0.892% due 11/15/2021	9,000	8,943
Comcast Corp.
4.950% due 06/15/2016	7,000	7,127
ConocoPhillips Co.
1.262% due 05/15/2022	700	691
Daimler Finance North America LLC
0.837% due 03/10/2017	4,700	4,676
2.000% due 08/03/2018	1,200	1,193
2.950% due 01/11/2017	3,650	3,694

eBay, Inc.
0.809% due 08/01/2019	5,000	4,831
Georgia-Pacific LLC
2.539% due 11/15/2019	2,300	2,290
5.400% due 11/01/2020	2,000	2,209
Hewlett Packard Enterprise Co.
2.353% due 10/05/2017	1,400	1,403
2.450% due 10/05/2017	2,000	1,999
Intel Corp.
2.450% due 07/29/2020	400	405
Lowe’s Cos., Inc.
0.907% due 09/10/2019	3,000	2,984
1.102% due 09/14/2018	2,000	2,007
Medtronic, Inc.
1.312% due 03/15/2020	4,500	4,491
Merck & Co., Inc.
0.716% due 02/10/2020	1,000	995
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	400	442
Nissan Motor Acceptance Corp.
1.500% due 03/02/2018	1,500	1,486
1.950% due 09/12/2017	4,000	4,008
2.350% due 03/04/2019	2,400	2,393
Philip Morris International, Inc.
1.250% due 08/11/2017	7,700	7,714
President and Fellows of Harvard College
6.000% due 01/15/2019	7,000	7,838
QUALCOMM, Inc.
3.000% due 05/20/2022	1,900	1,884
Roche Holdings, Inc.
0.943% due 09/30/2019	9,000	8,912
SABMiller Holdings, Inc.
2.200% due 08/01/2018	500	499
3.750% due 01/15/2022	6,124	6,304
UnitedHealth Group, Inc.
1.400% due 12/15/2017	400	399
1.450% due 07/17/2017	700	700
1.900% due 07/16/2018	700	702
Vanderbilt University
5.250% due 04/01/2019	4,600	5,052
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	7,000	6,835

		130,596

UTILITIES 7.2%
AT&T, Inc.
1.162% due 03/11/2019	1,500	1,490
2.950% due 05/15/2016	100	101
3.000% due 06/30/2022	2,100	2,046
Consumers Energy Co.
6.700% due 09/15/2019	100	115
DTE Energy Co.
2.400% due 12/01/2019	400	399
Duke Energy Corp.
1.625% due 08/15/2017	2,400	2,398
2.150% due 11/15/2016	1,200	1,207
Duke Energy Progress LLC
0.570% due 11/20/2017	4,500	4,455
OGE Energy Corp.
0.932% due 11/24/2017	4,000	3,998
Verizon Communications, Inc.
2.252% due 09/14/2018	1,200	1,229
2.500% due 09/15/2016	2,743	2,765
2.550% due 06/17/2019	4,700	4,764
Virginia Electric & Power Co.
2.750% due 03/15/2023	1,800	1,776

		26,743

Total Corporate Bonds & Notes (Cost $230,877)		229,949

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 1.3%
California State Public Works Board Revenue Notes, Series 2011
4.029% due 12/01/2016	4,900	5,043

NEW JERSEY 0.3%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016	1,100	1,100

Total Municipal Bonds & Notes (Cost $6,120)		6,143

U.S. GOVERNMENT AGENCIES 24.9%
Fannie Mae
0.872% due 10/25/2030	42	43
1.172% due 06/25/2040	2,495	2,544
1.443% due 07/01/2042	107	109
1.493% due 09/01/2041	348	356
1.643% due 08/01/2030	54	54
1.959% due 01/01/2035	84	88
2.250% due 01/01/2024	33	33
2.333% due 07/01/2035	74	78
2.420% due 12/01/2034	257	267
2.614% due 11/01/2034	536	567
2.683% due 06/01/2035	924	985
4.000% due 01/25/2033	39	40
4.402% due 09/01/2028	50	54
4.500% due 08/01/2018 - 01/01/2036	3,405	3,612
5.000% due 01/01/2030	282	310
5.735% due 12/25/2042	87	98
5.828% due 01/25/2040 (a)	3,530	614
6.000% due 11/01/2016 - 11/01/2022	75	80
8.000% due 11/25/2023	43	49
Fannie Mae, TBA
3.500% due 02/01/2046	4,000	4,117
4.000% due 02/01/2046	25,000	26,401
4.500% due 01/01/2046 - 02/01/2046	37,000	39,925
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	491	499
Freddie Mac
0.000% due 05/15/2037 (b)(c)	1,529	1,379
0.731% due 06/15/2018	8	8
0.881% due 07/15/2041	1,623	1,630
1.051% due 05/15/2037	555	559
1.443% due 02/25/2045	349	355
2.000% due 11/15/2026	3,033	3,051
2.476% due 03/01/2035	59	61
2.505% due 07/01/2035	138	146
6.000% due 02/01/2016 - 09/01/2016	1	0
6.120% due 04/15/2037 (a)	3,019	428
6.500% due 07/25/2043	657	761
8.500% due 06/01/2025	3	3
9.151% due 08/15/2044	1,496	1,759
Ginnie Mae
0.652% due 06/20/2065	770	765
1.625% due 10/20/2025	166	172
1.750% due 04/20/2022 - 05/20/2027	286	296
1.875% due 07/20/2023 - 07/20/2030	252	260

Total U.S. Government Agencies (Cost $92,179)		92,556

U.S. TREASURY OBLIGATIONS 17.8%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (f)(h)	39,190	39,112
0.125% due 04/15/2019 (f)(h)(j)	15,731	15,634
0.625% due 07/15/2021	10,551	10,619
1.375% due 02/15/2044	1,020	1,036

Total U.S. Treasury Obligations (Cost $67,574)		66,401

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.7%
American Home Mortgage Investment Trust
2.314% due 10/25/2034	363	363
2.654% due 02/25/2045	197	197
BAMLL Commercial Mortgage Securities Trust
1.551% due 01/15/2028	2,000	1,984
Banc of America Commercial Mortgage Trust
5.568% due 04/10/2049	794	818
5.617% due 07/10/2046	403	407
Banc of America Funding Trust
2.754% due 05/25/2035	1,008	1,029
BCAP LLC Trust
0.335% due 09/26/2035	142	141
1.473% due 05/26/2036	1,809	1,829
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	481	487
2.429% due 02/25/2033	3	3
2.581% due 02/25/2033	14	14
2.924% due 03/25/2035	83	84
3.059% due 01/25/2034	94	96
3.555% due 02/25/2036 ^	68	64
Bear Stearns ALT-A Trust
2.601% due 05/25/2035	559	543

Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	84	86
Citigroup Commercial Mortgage Trust
5.710% due 12/10/2049	800	827
6.137% due 12/10/2049	171	180
Citigroup Mortgage Loan Trust, Inc.
0.571% due 05/25/2037	136	135
2.420% due 09/25/2035	159	160
2.430% due 09/25/2035	135	136
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	4,641	4,757
Countrywide Home Loan Mortgage Pass-Through Trust
2.602% due 02/20/2036 ^	620	545
2.646% due 11/25/2034	154	147
2.671% due 02/20/2035	241	240
2.745% due 11/19/2033	58	57
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	1,185	1,213
5.383% due 02/15/2040	156	159
5.659% due 03/15/2039	2,532	2,532
5.816% due 06/15/2038	373	376
6.067% due 02/15/2041	1,100	1,158
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 03/25/2032	40	37
4.847% due 06/25/2032	2	2
Credit Suisse Mortgage Capital Certificates
2.703% due 09/26/2047	520	519
Extended Stay America Trust
2.958% due 12/05/2031	200	201
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	2,025	2,098
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	591	604
5.826% due 07/10/2038	83	83
GS Mortgage Securities Trust
3.206% due 02/10/2048	2,000	2,009
GSR Mortgage Loan Trust
2.261% due 06/25/2034	712	684
2.806% due 09/25/2035	963	987
Hilton USA Trust
1.269% due 11/05/2030	907	903
HomeBanc Mortgage Trust
0.662% due 07/25/2035	2,601	2,434
Impac CMB Trust
0.772% due 02/25/2036	1,503	1,480
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047	1,007	1,022
5.420% due 01/15/2049	91	93
5.440% due 06/12/2047	1,803	1,848
5.794% due 02/12/2051	1,237	1,287
JPMorgan Commercial Mortgage-Backed Securities Trust
5.637% due 03/18/2051	661	679
JPMorgan Mortgage Trust
2.708% due 04/25/2035	1,582	1,584
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039	471	479
5.424% due 02/15/2040	663	679
5.641% due 03/15/2039	609	610
MASTR Adjustable Rate Mortgages Trust
2.772% due 11/21/2034	1,509	1,547
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.191% due 08/15/2032	2,444	2,337
Merrill Lynch Mortgage Investors Trust
2.496% due 02/25/2035	339	341
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	410
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048	2,000	1,953
Prime Mortgage Trust
0.822% due 02/25/2034	52	50
Structured Asset Mortgage Investments Trust
0.552% due 03/25/2037	452	349
0.652% due 07/19/2035	149	143
1.062% due 09/19/2032	107	105
1.555% due 05/19/2035	1,886	1,833
8.914% due 06/25/2029	90	93
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.427% due 07/25/2032	2	2
Wachovia Bank Commercial Mortgage Trust
5.765% due 07/15/2045	3,512	3,510
WaMu Mortgage Pass-Through Certificates Trust
0.692% due 07/25/2045	135	128
0.692% due 12/25/2045	164	159
0.712% due 10/25/2045	109	101
0.987% due 01/25/2047	152	139
1.327% due 01/25/2046	710	688

1.457% due 11/25/2042	26	25
1.657% due 06/25/2042	51	49
Wells Fargo Mortgage-Backed Securities Trust
2.738% due 06/25/2035	2,960	3,010
2.823% due 01/25/2035	562	570

Total Non-Agency Mortgage-Backed Securities (Cost $59,589)		58,631

ASSET-BACKED SECURITIES 6.3%
Access Group, Inc.
0.550% due 07/25/2022	449	449
Accredited Mortgage Loan Trust
1.122% due 04/25/2035	3,952	3,917
Ally Auto Receivables Trust
0.680% due 07/17/2017	834	834
Amortizing Residential Collateral Trust
1.002% due 07/25/2032	43	40
Asset-Backed Securities Corp. Home Equity Loan Trust
0.972% due 09/25/2034	2	2
1.576% due 08/15/2033	629	601
1.981% due 03/15/2032	232	226
Bear Stearns Asset-Backed Securities Trust
1.422% due 10/25/2037	491	457
Countrywide Asset-Backed Certificates
0.602% due 09/25/2036	309	306
0.701% due 12/25/2031 ^	91	66
Credit-Based Asset Servicing and Securitization LLC
0.482% due 11/25/2036	20	11
Educational Services of America, Inc.
1.572% due 09/25/2040	877	878
First Franklin Mortgage Loan Trust
1.082% due 04/25/2035	542	543
1.142% due 05/25/2035	100	98
Fremont Home Loan Trust
0.482% due 01/25/2037	10	5
GSAMP Trust
0.492% due 12/25/2036	69	38
HSI Asset Loan Obligation Trust
0.482% due 12/25/2036	111	46
Navient Private Education Loan Trust
1.531% due 12/15/2028	900	892
Navient Student Loan Trust
0.722% due 09/26/2022	2,545	2,532
Panhandle-Plains Higher Education Authority, Inc.
1.742% due 10/01/2035	439	439
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.502% due 03/25/2035	500	460
Securitized Asset-Backed Receivables LLC Trust
0.482% due 12/25/2036 ^	106	42
SLC Student Loan Trust
0.612% due 09/15/2026	1,000	962
SLM Private Credit Student Loan Trust
0.692% due 03/15/2024	3,003	2,963
0.702% due 12/15/2023	4,104	4,040
SLM Private Education Loan Trust
1.081% due 10/16/2023	247	247
1.431% due 08/15/2023	1,182	1,183
SLM Student Loan Trust
0.410% due 10/25/2024	872	854
Structured Asset Investment Loan Trust
1.397% due 10/25/2033	304	295
Vanderbilt Mortgage Finance
0.919% due 05/07/2026	153	152

Total Asset-Backed Securities (Cost $23,582)		23,578

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (e) 0.2%		592

Total Short-Term Instruments (Cost $592)		592

Total Investments in Securities (Cost $480,513)		477,850

	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III	366,071	3,615

Total Short-Term Instruments (Cost $3,625)	3,615

Total Investments in Affiliates (Cost $3,625)	3,615

Total Investments 129.3% (Cost $484,138)	$481,465
Financial Derivative Instruments (g)(i) 0.1% (Cost or Premiums, net $444)	250
Other Assets and Liabilities, net (29.4%)	(109,335)

Net Assets 100.0%	$372,380

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$592	Fannie Mae 2.170% due 10/17/2022	$(605)	$592	$592

Total Repurchase Agreements						$(605)	$592	$592

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.450%	10/07/2015	04/07/2016	$(2,694)	$(2,697)
	0.600	11/23/2015	01/22/2016	(5,967)	(5,971)
	0.650	11/23/2015	01/04/2016	(10,699)	(10,707)
	0.650	11/24/2015	01/25/2016	(2,329)	(2,330)
BSN	0.430	11/04/2015	01/05/2016	(825)	(826)
GRE	0.500	01/04/2016	02/04/2016	(7,364)	(7,364)
	0.580	12/04/2015	01/15/2016	(2,534)	(2,536)

Total Reverse Repurchase Agreements					$(32,431)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	0.370%	10/09/2015	01/07/2016	$(1,142)	$(1,140)

Total Sale-Buyback Transactions					$(1,140)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(36,781) at a weighted average interest rate of 0.329%.
(3)	Payable for sale-buyback transactions includes ($3) of deferred price drop.

(f)	Securities with an aggregate market value of $33,462 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(g)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Short	06/2017	210	$(85)	$0	$(8)
90-Day Eurodollar March Futures	Short	03/2018	197	(310)	0	(12)
U.S. Treasury 5-Year Note March Futures	Long	03/2016	120	(27)	17	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	168	185	0	(50)

Total Futures Contracts				$(237)	$17	$(70)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$7,000	$(118)	$(86)	$0	$(7)
Receive	3-Month USD-LIBOR	2.000	12/16/2020	37,300	(549)	(711)	0	(68)
Pay	3-Month USD-LIBOR	2.000	12/16/2020	19,100	259	326	30	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026	12,700	52	81	0	(50)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	1,100	(27)	(47)	0	(9)

					$(383)	$(437)	$30	$(134)

Total Swap Agreements					$(383)	$(437)	$30	$(134)

(h)	Securities with an aggregate market value of $1,053 and cash of $1,399 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	02/16/2016	$5,400	$(22)	$(14)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900	02/16/2016	6,100	(24)	(16)

							$(46)	$(30)

Total Written Options							$(46)	$(30)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.805%	$3,400	$53	$(26)	$27	$0
BRC	BP Capital Markets America, Inc.	1.000	12/20/2019	0.805	5,700	103	(58)	45	0
	JPMorgan Chase & Co.	1.000	06/20/2019	0.546	600	12	(2)	10	0
	MetLife, Inc.	1.000	03/20/2019	0.545	900	7	6	13	0
	MetLife, Inc.	1.000	06/20/2019	0.596	7,600	150	(43)	107	0
DUB	MetLife, Inc.	1.000	03/20/2019	0.545	500	8	(1)	7	0
GST	Citigroup, Inc.	1.000	06/20/2019	0.606	9,400	130	(1)	129	0
MYC	John Deere Capital Corp.	1.000	09/20/2016	0.108	6,873	131	(83)	48	0

						$594	$(208)	$386	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	MCDX-25 5-Year Index	1.000%	12/20/2020	$23,400	$(43)	$70	$27	$0
GST	MCDX-25 5-Year Index	1.000	12/20/2020	26,600	(49)	80	31	0
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	1,721	(12)	5	0	(7)

					$(104)	$155	$58	$(7)

Total Swap Agreements					$490	$(53)	$444	$(7)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Securities with an aggregate market value of $54 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$72,610	$0	$72,610
Industrials	0	130,596	0	130,596
Utilities	0	26,743	0	26,743
Municipal Bonds & Notes
California	0	5,043	0	5,043
New Jersey	0	1,100	0	1,100
U.S. Government Agencies	0	92,556	0	92,556
U.S. Treasury Obligations	0	66,401	0	66,401
Non-Agency Mortgage-Backed Securities	0	58,631	0	58,631
Asset-Backed Securities	0	23,578	0	23,578
Short-Term Instruments
Repurchase Agreements	0	592	0	592
	$0	$477,850	$0	$477,850

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,615	0	0	3,615

Total Investments	$3,615	$477,850	$0	$481,465

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	17	30	0	47
Over the counter	0	444	0	444
	$17	$474	$0	$491

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(70)	(134)	0	(204)
Over the counter	0	(37)	0	(37)

	$(70)	$(171)	$0	$(241)

Totals	$3,562	$478,153	$0	$481,715

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund III

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.5%
BANK LOAN OBLIGATIONS 0.3%
Chrysler Group LLC
3.500% due 05/24/2017		$475	$474

Total Bank Loan Obligations (Cost $475)			474

CORPORATE BONDS & NOTES 42.7%
BANKING & FINANCE 26.8%
ABN AMRO Bank NV
1.800% due 06/04/2018		500	496
Ally Financial, Inc.
2.750% due 01/30/2017		900	900
3.125% due 01/15/2016		300	300
American Tower Corp.
2.800% due 06/01/2020		800	792
Banco Espirito Santo S.A.
4.000% due 01/21/2019	EUR	200	30
Bank of America Corp.
0.692% due 08/15/2016		$100	100
1.272% due 09/15/2026		100	86
5.650% due 05/01/2018		1,000	1,076
Bankia S.A.
4.375% due 02/14/2017	EUR	100	113
BB&T Corp.
1.036% due 01/15/2020		$600	595
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	201
Bear Stearns Cos. LLC
6.400% due 10/02/2017		100	108
BPCE S.A.
1.375% due 03/06/2017	GBP	300	443
1.625% due 02/10/2017		$500	499
Caterpillar Financial Services Corp.
2.250% due 12/01/2019		100	100
CIT Group, Inc.
4.250% due 08/15/2017		800	820
5.000% due 05/15/2017		1,100	1,136
Citigroup, Inc.
1.013% due 04/27/2018		600	598
1.202% due 07/30/2018		2,100	2,100
Citizens Bank N.A.
2.300% due 12/03/2018		400	400
Commonwealth Bank of Australia
1.750% due 11/02/2018		300	298
Credit Agricole S.A.
1.457% due 06/10/2020		1,300	1,300
Credit Suisse AG
1.014% due 01/29/2018		1,000	997
Eksportfinans ASA
5.500% due 05/25/2016		1,500	1,520
5.500% due 06/26/2017		600	626
Ford Motor Credit Co. LLC
1.264% due 11/04/2019		1,000	972
1.412% due 06/15/2018		1,000	988
2.145% due 01/09/2018		500	498
3.000% due 06/12/2017		400	404
5.000% due 05/15/2018		300	315
General Motors Financial Co., Inc.
1.681% due 04/10/2018		600	596
1.881% due 01/15/2020		700	689
3.000% due 09/25/2017		600	603
3.200% due 07/13/2020		600	591
Goldman Sachs Group, Inc.
1.476% due 04/23/2020		1,200	1,203
1.522% due 04/30/2018		100	101
2.012% due 11/29/2023		700	708
6.000% due 06/15/2020		500	566
7.500% due 02/15/2019		200	229
Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017		100	101
HBOS PLC
1.303% due 09/30/2016		300	299
HSBC USA, Inc.
0.969% due 11/13/2019		2,000	1,972

Industrial Bank of Korea
3.750% due 09/29/2016		800	813
ING Bank NV
2.050% due 08/17/2018		400	400
International Lease Finance Corp.
5.750% due 05/15/2016		100	102
7.125% due 09/01/2018		900	989
Intesa Sanpaolo SpA
3.125% due 01/15/2016		1,400	1,401
JPMorgan Chase & Co.
0.924% due 03/01/2018		500	497
1.063% due 05/30/2017	GBP	1,200	1,758
6.000% due 01/15/2018		$600	648
KEB Hana Bank
4.000% due 11/03/2016		500	510
Kookmin Bank
1.198% due 01/27/2017		1,800	1,806
LeasePlan Corp. NV
2.500% due 05/16/2018		200	197
3.000% due 10/23/2017		200	201
Lloyds Bank PLC
0.912% due 05/14/2018		900	894
2.000% due 08/17/2018		800	801
Macquarie Bank Ltd.
1.444% due 07/29/2020		1,000	1,002
Metropolitan Life Global Funding
1.300% due 04/10/2017		500	500
MUFG Americas Holdings Corp.
0.914% due 02/09/2018		500	498
MUFG Union Bank N.A.
0.734% due 05/05/2017		900	896
Navient Corp.
5.500% due 01/15/2019		200	188
Nordea Bank AB
1.366% due 09/17/2018		700	703
Pricoa Global Funding
1.350% due 08/18/2017		2,200	2,186
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		1,700	1,976
Santander Bank N.A.
1.251% due 01/12/2018		800	795
Shinhan Bank
0.968% due 04/08/2017		2,700	2,699
Springleaf Finance Corp.
5.750% due 09/15/2016		200	203
Sumitomo Mitsui Banking Corp.
0.897% due 01/16/2018		1,300	1,296
UBS AG
0.974% due 06/01/2017		1,000	998
WEA Finance LLC
1.750% due 09/15/2017		200	198
Wells Fargo & Co.
2.150% due 01/15/2019		600	604

			52,228

INDUSTRIALS 8.3%
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020		400	395
BMW U.S. Capital LLC
0.756% due 06/02/2017		2,600	2,585
Canadian Natural Resources Ltd.
0.978% due 03/30/2016		200	200
1.750% due 01/15/2018		100	97
CCO Safari LLC
3.579% due 07/23/2020		500	498
CNPC General Capital Ltd.
1.450% due 04/16/2016		400	400
ConocoPhillips Co.
1.262% due 05/15/2022		300	296
Dominion Gas Holdings LLC
2.500% due 12/15/2019		300	300
Freeport-McMoRan, Inc.
2.300% due 11/14/2017		200	171
General Mills, Inc.
0.624% due 01/29/2016		1,100	1,100
Georgia-Pacific LLC
2.539% due 11/15/2019		800	796
5.400% due 11/01/2020		200	221
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	200	202
Hewlett Packard Enterprise Co.
2.353% due 10/05/2017		$400	401
2.450% due 10/05/2017		600	600

Humana, Inc.
7.200% due 06/15/2018		300	336
Intel Corp.
2.450% due 07/29/2020		100	101
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		200	215
Kinder Morgan, Inc.
3.050% due 12/01/2019		300	278
7.000% due 06/15/2017		200	206
7.250% due 06/01/2018		200	208
Korea National Oil Corp.
4.000% due 10/27/2016		1,200	1,225
Kraft Heinz Foods Co.
2.000% due 07/02/2018		500	498
Kroger Co.
0.845% due 10/17/2016		800	800
Lowe’s Cos., Inc.
1.102% due 09/14/2018		100	100
Pearson Dollar Finance PLC
6.250% due 05/06/2018		200	216
Pioneer Natural Resources Co.
6.875% due 05/01/2018		500	531
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		700	706
Southwestern Energy Co.
3.300% due 01/23/2018		100	82
4.050% due 01/23/2020		300	218
Telefonica Emisiones S.A.U.
5.375% due 02/02/2018	GBP	800	1,256
6.421% due 06/20/2016		$200	205
Time Warner Cable, Inc.
5.850% due 05/01/2017		100	105
6.750% due 07/01/2018		200	218
WestRock RKT Co.
4.450% due 03/01/2019		100	104
Whirlpool Corp.
1.650% due 11/01/2017		200	199
Woodside Finance Ltd.
3.650% due 03/05/2025		100	89

			16,158

UTILITIES 7.6%
AT&T, Inc.
2.950% due 05/15/2016		100	101
5.500% due 02/01/2018		2,648	2,832
Dayton Power & Light Co.
1.875% due 09/15/2016		200	200
DTE Energy Co.
2.400% due 12/01/2019		200	199
Exelon Corp.
1.550% due 06/09/2017		100	100
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		300	304
Orange S.A.
2.750% due 09/14/2016		2,700	2,731
Petrobras Global Finance BV
1.990% due 05/20/2016		600	586
2.886% due 03/17/2017		850	781
3.250% due 03/17/2017		100	93
5.750% due 01/20/2020		700	551
Plains All American Pipeline LP
8.750% due 05/01/2019		100	110
Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020		1,000	986
Sprint Communications, Inc.
9.125% due 03/01/2017		1,300	1,323
Verizon Communications, Inc.
0.877% due 06/09/2017		2,200	2,191
2.252% due 09/14/2018		1,800	1,844

			14,932

Total Corporate Bonds & Notes (Cost $84,199)			83,318

MUNICIPAL BONDS & NOTES 1.4%
CALIFORNIA 0.6%
University of California Revenue Bonds, Series 2011
0.744% due 07/01/2041		1,200	1,200
NEW JERSEY 0.8%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016		1,500	1,500

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.426% due 04/01/2040	69	68

Total Municipal Bonds & Notes (Cost $2,770)		2,768

U.S. GOVERNMENT AGENCIES 19.7%
Fannie Mae
0.397% due 10/27/2037	1,322	1,315
0.522% due 01/25/2021	8	8
0.772% due 09/25/2042	90	90
0.872% due 06/25/2021	2	2
1.000% due 01/25/2043	65	59
1.322% due 06/25/2021 - 09/25/2021	35	35
1.443% due 07/01/2042	20	20
1.493% due 09/01/2041	63	65
1.643% due 09/01/2040	6	6
2.122% due 11/01/2035	12	13
2.128% due 05/01/2035	14	15
2.145% due 11/01/2034	10	10
2.333% due 07/01/2035	14	14
2.373% due 03/01/2035	2	2
2.412% due 11/01/2035	41	44
2.490% due 08/01/2035	116	123
2.948% due 08/01/2029	38	40
3.500% due 02/25/2043 (a)	2,339	341
5.000% due 04/01/2028 - 07/25/2040	785	835
5.500% due 03/01/2023 - 02/01/2037	1,316	1,445
5.735% due 12/25/2042	8	9
5.750% due 10/25/2035	32	35
5.860% due 02/01/2031	16	16
6.000% due 03/01/2017 - 05/01/2037	58	64
7.500% due 07/25/2022	19	21
Fannie Mae, TBA
4.000% due 02/01/2046	13,000	13,729
4.500% due 02/01/2046	14,000	15,095
FDIC Structured Sale Guaranteed Notes
0.744% due 11/29/2037	379	378
2.980% due 12/06/2020	207	210
Freddie Mac
0.462% due 12/25/2036	98	98
0.731% due 06/15/2018	2	2
0.781% due 11/15/2030	3	3
1.041% due 10/15/2037	120	121
1.443% due 02/25/2045	50	51
2.000% due 11/15/2026	1,246	1,253
2.443% due 06/01/2035	80	84
2.500% due 08/01/2035	81	86
2.505% due 07/01/2035	30	31
5.000% due 12/01/2025 - 10/01/2033	464	508
6.000% due 03/01/2016 - 08/01/2016	1	1
6.500% due 07/25/2043	81	93
7.000% due 04/15/2023	7	8
9.151% due 08/15/2044	704	828
Ginnie Mae
0.642% due 04/20/2065	276	274
0.652% due 06/20/2065	385	382
0.792% due 04/20/2065	297	296
0.895% due 12/16/2025	3	3
1.750% due 06/20/2027 - 02/20/2032	31	31
1.892% due 02/20/2041	107	107
2.000% due 05/20/2030	21	21
12.696% due 12/20/2032	1	1

Total U.S. Government Agencies (Cost $38,275)		38,321

U.S. TREASURY OBLIGATIONS 19.1%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018 (f)(h)	17,489	17,454
0.125% due 04/15/2019 (f)	14,918	14,827
0.625% due 07/15/2021	4,220	4,248
1.375% due 02/15/2044	714	725

Total U.S. Treasury Obligations (Cost $37,900)		37,254

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.5%
American Home Mortgage Investment Trust
2.314% due 10/25/2034	65	65
2.654% due 02/25/2045	25	25
Banc of America Commercial Mortgage Trust
5.568% due 04/10/2049	318	327
5.617% due 07/10/2046	173	174

Banc of America Funding Trust
0.702% due 07/25/2037		165	142
2.754% due 05/25/2035		448	457
Banc of America Mortgage Trust
2.789% due 08/25/2034		282	279
3.276% due 03/25/2033		274	272
BCAP LLC Trust
0.335% due 09/26/2035		49	48
2.932% due 09/28/2036		536	534
Bear Stearns Adjustable Rate Mortgage Trust
2.581% due 02/25/2033		1	1
3.059% due 01/25/2034		15	15
Bear Stearns ALT-A Trust
2.601% due 05/25/2035		100	97
2.726% due 09/25/2035		25	21
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		84	86
Citigroup Commercial Mortgage Trust
6.137% due 12/10/2049		86	90
Citigroup Mortgage Loan Trust, Inc.
0.492% due 01/25/2037		92	66
2.660% due 05/25/2035		32	32
2.730% due 10/25/2035		19	19
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		1,785	1,830
Commercial Mortgage Trust
1.201% due 06/11/2027		2,000	1,978
Countrywide Home Loan Mortgage Pass-Through Trust
2.602% due 02/20/2036 ^		98	86
2.646% due 11/25/2034		59	57
2.671% due 02/20/2035		89	88
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		625	640
5.383% due 02/15/2040		233	238
5.448% due 01/15/2049		1	1
5.659% due 03/15/2039		998	998
5.816% due 06/15/2038		140	141
6.067% due 02/15/2041		600	632
Credit Suisse Mortgage Capital Certificates
2.087% due 09/27/2036		492	493
2.703% due 09/26/2047		521	521
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035		34	34
Eurosail PLC
1.283% due 09/13/2045	GBP	134	192
1.535% due 06/13/2045		1,300	1,801
Extended Stay America Trust
2.958% due 12/05/2031		$200	201
First Horizon Alternative Mortgage Securities Trust
2.326% due 01/25/2035		405	401
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		916	949
GMAC Mortgage Corp. Loan Trust
2.862% due 11/19/2035		40	36
Great Hall Mortgages PLC
0.663% due 06/18/2039		249	235
GSR Mortgage Loan Trust
2.261% due 06/25/2034		25	24
2.806% due 09/25/2035		144	148
2.845% due 11/25/2035		172	167
Hercules Eclipse PLC
0.819% due 10/25/2018	GBP	139	202
Hilton USA Trust
1.269% due 11/05/2030		$635	632
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		403	409
5.397% due 05/15/2045		71	72
5.794% due 02/12/2051		353	368
JPMorgan Commercial Mortgage-Backed Securities Trust
5.637% due 03/18/2051		248	255
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		55	48
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		209	213
Merrill Lynch Mortgage Investors Trust
0.672% due 11/25/2035		11	10
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	308
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.702% due 12/25/2035		101	89
Prime Mortgage Trust
0.822% due 02/25/2034		6	5
Silverstone Master Issuer PLC
0.951% due 01/21/2070	GBP	800	1,175
Structured Adjustable Rate Mortgage Loan Trust
1.657% due 01/25/2035		$84	67

2.561% due 08/25/2034		123	122
2.586% due 02/25/2034		85	85
Structured Asset Mortgage Investments Trust
0.552% due 03/25/2037		164	127
0.652% due 07/19/2035		42	41
0.702% due 02/25/2036 ^		34	27
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.339% due 01/25/2032		1	1
Vulcan European Loan Conduit Ltd.
0.199% due 05/15/2017	EUR	33	36
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		$167	169
WaMu Mortgage Pass-Through Certificates Trust
0.692% due 12/25/2045		30	29
0.712% due 10/25/2045		187	174
0.987% due 01/25/2047		38	35
1.162% due 11/25/2034		92	88
1.657% due 06/25/2042		24	24
Washington Mutual Mortgage Loan Trust
1.439% due 05/25/2041		2	2
Washington Mutual Mortgage Pass-Through Certificates Trust
2.193% due 02/25/2033		3	3
Wells Fargo Mortgage-Backed Securities Trust
2.735% due 10/25/2035		734	739
2.738% due 06/25/2035		192	193

Total Non-Agency Mortgage-Backed Securities (Cost $21,029)			20,389

ASSET-BACKED SECURITIES 12.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.532% due 03/25/2035		3,000	2,423
Ares European CLO BV
0.256% due 08/15/2024	EUR	99	108
Avoca CLO PLC
0.259% due 01/16/2023		28	30
Bear Stearns Asset-Backed Securities Trust
1.422% due 10/25/2037		$205	190
Bridgeport CLO Ltd.
0.763% due 06/18/2021		811	796
Cadogan Square CLO BV
0.279% due 01/17/2023	EUR	124	134
Carlyle Global Market Strategies CLO Ltd.
1.547% due 04/20/2022		$600	597
Cavalry CLO Ltd.
1.687% due 01/16/2024		1,000	997
CIFC Funding Ltd.
1.587% due 01/19/2023		539	539
1.802% due 12/05/2024		500	498
Countrywide Asset-Backed Certificates
0.701% due 12/25/2031 ^		15	11
Countrywide Asset-Backed Certificates Trust
1.162% due 12/25/2034		2,372	2,244
Doral CLO Ltd.
1.657% due 05/26/2023		754	753
Educational Services of America, Inc.
1.572% due 09/25/2040		251	251
Elm CLO Ltd.
1.715% due 01/17/2023		980	983
Fortress Credit Investments Ltd.
1.565% due 07/17/2023		972	972
Four Corners CLO Ltd.
0.590% due 01/26/2020		204	203
GE-WMC Mortgage Securities Trust
0.462% due 08/25/2036		3	1
Goldentree Loan Opportunities Ltd.
1.010% due 10/18/2021		230	229
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		685	683
Inwood Park CDO Ltd.
0.542% due 01/20/2021		297	297
JPMorgan Mortgage Acquisition Corp.
0.652% due 05/25/2035		1,053	1,027
Jubilee CDO BV
0.282% due 08/21/2021	EUR	24	26
LCM LP
1.575% due 10/19/2022		$600	596
Lockwood Grove CLO Ltd.
1.690% due 01/25/2024		600	598
Massachusetts Educational Financing Authority
1.270% due 04/25/2038		52	52
MASTR Asset-Backed Securities Trust
1.172% due 12/25/2034 ^		2,613	2,518
Mercator CLO PLC
0.149% due 02/18/2024	EUR	27	30

Morgan Stanley ABS Capital, Inc. Trust
0.472% due 07/25/2036		$20	9
MT Wilson CLO Ltd.
0.551% due 07/11/2020		64	64
Navient Private Education Loan Trust
1.531% due 12/15/2028		200	198
Panhandle-Plains Higher Education Authority, Inc.
1.742% due 10/01/2035		176	176
Prospero CLO BV
0.189% due 10/20/2022	EUR	282	304
RAAC Trust
0.902% due 03/25/2037		$151	146
Securitized Asset-Backed Receivables LLC Trust
0.482% due 12/25/2036 ^		53	21
SLC Student Loan Trust
0.612% due 09/15/2026		600	577
SLM Private Credit Student Loan Trust
0.692% due 03/15/2024		129	127
0.702% due 12/15/2023		65	64
SLM Private Education Loan Trust
1.081% due 10/16/2023		124	123
SLM Student Loan Trust
0.132% due 12/15/2023	EUR	285	299
0.410% due 10/25/2024		$523	512
1.820% due 04/25/2023		69	69
South Carolina Student Loan Corp.
1.164% due 03/02/2020		209	207
Stone Tower CLO Ltd.
0.545% due 04/17/2021		177	175
Structured Asset Investment Loan Trust
1.127% due 03/25/2034		168	154
1.397% due 10/25/2033		117	114
Sunrise SRL
0.396% due 08/27/2031	EUR	205	223
Symphony CLO Ltd.
1.586% due 07/23/2023		$1,100	1,098
Voya CLO Ltd.
1.621% due 10/15/2022		500	496
1.641% due 10/15/2022		500	497
Wood Street CLO BV
0.231% due 11/22/2021	EUR	31	33

Total Asset-Backed Securities (Cost $23,567)			23,472

SOVEREIGN ISSUES 6.7%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		200	203
Autonomous Community of Catalonia
4.750% due 06/04/2018		400	460
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2016 (b)	BRL	4,300	1,051
0.000% due 10/01/2016 (b)		8,000	1,814
Export-Import Bank of Korea
1.071% due 01/14/2017		$500	501
5.375% due 10/04/2016		500	515
Korea Development Bank
0.945% due 01/22/2017		500	500
3.250% due 03/09/2016		1,200	1,205
Korea Housing Finance Corp.
3.500% due 12/15/2016		300	305
Korea Land & Housing Corp.
1.875% due 08/02/2017		200	200
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	538	32
5.000% due 06/16/2016 (c)		1,077	64
8.500% due 12/13/2018		44,800	2,861
Province of Ontario
1.100% due 10/25/2017		$3,400	3,385

Total Sovereign Issues (Cost $13,673)			13,096

SHORT-TERM INSTRUMENTS 1.1%
CERTIFICATES OF DEPOSIT 1.0%
Intesa Sanpaolo SpA
1.701% due 04/11/2016		2,000	2,002

REPURCHASE AGREEMENTS (e) 0.1%		258

Total Short-Term Instruments (Cost $2,258)		2,260

Total Investments in Securities (Cost $224,146)		221,352

	SHARES
INVESTMENTS IN AFFILIATES 4.0%
SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short-Term Floating NAV Portfolio III	789,895	7,799

Total Short-Term Instruments (Cost $7,831)		7,799

Total Investments in Affiliates (Cost $7,831)		7,799

Total Investments 117.5% (Cost $231,977)		$229,151
Financial Derivative Instruments (g)(i) 2.9% (Cost or Premiums, net $(135))		5,599
Other Assets and Liabilities, net (20.4%)		(39,779)

Net Assets 100.0%		$194,971

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$258	Fannie Mae 2.170% due 10/17/2022	$(266)	$258	$258

Total Repurchase Agreements						$(266)	$258	$258

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.450%	10/07/2015	04/07/2016	$(307)	$(307)
BSN	0.430	11/04/2015	01/05/2016	(5,981)	(5,986)

Total Reverse Repurchase Agreements					$(6,293)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	0.370%	10/09/2015	01/07/2016	$(1,331)	$(1,328)

Total Sale-Buyback Transactions					$(1,328)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(10,755) at a weighted average interest rate of 0.351%.
(3)	Payable for sale-buyback transactions includes $3 of deferred price drop.

(f)	Securities with an aggregate market value of $7,570 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Short	06/2017	81	$65	$0	$(3)
90-Day Eurodollar March Futures	Short	03/2018	54	39	0	(3)
U.S. Treasury 2-Year Note March Futures	Long	03/2016	53	(19)	2	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	121	(27)	17	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	13	7	0	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	230	(115)	13	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	28	1	2	0

Total Futures Contracts				$(49)	$34	$(10)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-21 3-Year Index	1.000%	12/20/2016	$1,900	$13	$(4)	$0	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019		$1,400	$(24)	$17	$0	$(2)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		25,600	(377)	(488)	0	(46)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		8,200	111	140	13	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		1,100	(34)	(50)	0	(5)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		4,300	18	27	0	(17)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		400	(10)	(14)	0	(3)
Receive	6-Month GBP-LIBOR	1.880	10/05/2017	GBP	600	(15)	1	0	0
Receive	6-Month GBP-LIBOR	1.837	10/06/2017		100	(2)	0	0	0
Receive	6-Month GBP-LIBOR	1.500	03/16/2018		3,900	(36)	17	2	0
Pay	28-Day MXN-TIIE	3.925	05/16/2016	MXN	112,200	7	(8)	1	0
Pay	28-Day MXN-TIIE	4.955	06/24/2019		120,000	(7)	(14)	13	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		75,100	50	15	6	0
Pay	28-Day MXN-TIIE	5.575	03/16/2022		27,200	(21)	(16)	3	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		6,000	(6)	(5)	1	0

						$(346)	$(378)	$39	$(73)

Total Swap Agreements						$(333)	$(382)	$39	$(73)

(h)	Securities with an aggregate market value of $750 and cash of $1,029 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	1,879		$481	$6	$0
	01/2016		$483	BRL	1,879	0	(8)
	02/2016	EUR	2,713		$2,937	0	(14)
	02/2016	SGD	685		481	0	(2)
	02/2016		$206	GBP	139	0	(2)
	02/2016		156	ILS	604	0	(1)
	06/2016	EUR	4,446		$6,088	1,234	0
	06/2016		$253	EUR	187	0	(48)
BPS	01/2016	BRL	1,803		$462	6	0
	01/2016		$475	BRL	1,803	0	(20)
BRC	01/2016	BRL	5,200		$1,332	17	0
	01/2016		$1,307	BRL	5,200	8	0
	02/2016		89	ILS	346	0	0
	06/2016	EUR	877		$1,206	248	0
CBK	01/2016	BRL	7,310		1,872	24	0
	01/2016	KRW	232,800		203	5	0
	01/2016		$1,840	BRL	7,310	8	0
	01/2016		7,567	GBP	5,099	0	(50)
	01/2016		460	INR	30,558	0	0
	01/2016		301	JPY	37,100	8	0
	02/2016	GBP	5,099		$7,567	50	0
	02/2016		$10,646	EUR	9,941	167	0
	02/2016		912	JPY	112,100	21	0
	04/2016	BRL	1,066		$320	59	0
DUB	01/2016		9,494		2,498	98	0
	01/2016	KRW	226,106		193	1	0
	01/2016	MYR	3,364		779	0	0
	01/2016		$2,436	BRL	9,494	0	(36)
	01/2016		193	KRW	226,106	0	(1)
	02/2016	EUR	900		$1,211	232	0
	02/2016		$481	BRL	1,896	0	(7)
	03/2016		684	RUB	46,915	0	(53)
	06/2016	EUR	439		$601	122	0
	06/2016		$412	EUR	305	0	(79)
	10/2016	BRL	3,349		$879	106	0
FBF	03/2016		$57	RUB	4,095	0	(2)
	04/2016	BRL	3,100		$862	102	0
GLM	01/2016		7,755		1,994	34	0
	01/2016	JPY	1,037,612		8,467	0	(166)
	01/2016	PHP	9,662		205	0	(1)
	01/2016		$1,962	BRL	7,755	5	(8)
	01/2016		2,204	JPY	269,600	39	0
	01/2016		98	KRW	113,533	0	(1)
	02/2016		290	ILS	1,121	0	(2)
	03/2016	MXN	56,055		$3,269	32	0
HUS	01/2016	MYR	98		23	0	0
	01/2016		$100	KRW	115,950	0	(1)
	02/2016	THB	9,812		$271	0	(1)
	03/2016		$332	RUB	24,704	0	0
	12/2016	CNH	3,296		$496	10	0
JPM	01/2016	BRL	32,100		9,480	1,367	0
	01/2016	KRW	900,148		784	19	0
	01/2016	RUB	40,083		557	9	0
	01/2016		$8,246	BRL	32,100	0	(132)
	01/2016		770	KRW	899,721	0	(4)
	02/2016	EUR	2,269		$2,460	2	(10)
	02/2016	JPY	97,500		792	0	(20)
	02/2016	SGD	134		95	1	0
	02/2016	THB	35,348		977	0	(4)
	02/2016		$343	GBP	226	0	(10)
	02/2016		1,978	ILS	7,694	0	0
	03/2016		113	MXN	1,934	0	(2)
	03/2016		293	RUB	21,590	0	(3)
	04/2016		544		40,083	0	(9)
	10/2016	BRL	8,000		$1,905	58	0
MSB	01/2016		16,932		4,563	284	0
	01/2016	GBP	5,099		7,688	171	0
	01/2016	JPY	42,900		354	0	(3)
	01/2016		$4,248	BRL	16,932	32	0
	01/2016		6,160	JPY	745,812	45	0
	02/2016	JPY	745,812		$6,163	0	(45)
	03/2016		$99	RUB	7,116	0	(3)
	06/2016	EUR	1,119		$1,539	317	0
	12/2016	CNH	6,713		1,009	18	0
NAB	06/2016	EUR	2,555		3,509	718	0
	07/2016		1,998		2,711	526	0
NGF	01/2016	THB	7,904		219	0	(1)
RYL	01/2016	BRL	158		40	1	0
	01/2016		$39	BRL	158	1	0
SCX	01/2016	MYR	1,628		$382	5	0
	10/2016	CNH	6,460		988	31	0
SOG	01/2016		$609	RUB	40,083	0	(62)
	02/2016	ILS	11,749		$3,036	15	0
	02/2016	SGD	445		314	1	0
	02/2016		$296	ILS	1,143	0	(2)
UAG	01/2016	INR	29,324		$441	0	(1)
	01/2016	JPY	78,400		639	0	(14)
	01/2016	MYR	361		85	1	0
	01/2016		$870	JPY	106,400	15	0
	01/2016		197	PHP	9,288	1	0
	02/2016		2,600	JPY	318,000	48	0

Total Forward Foreign Currency Contracts						$6,328	$(828)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD		$1.082	01/15/2016	EUR	1,300	$(8)	$(7)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$1,100	(62)	(7)
FBF	Call - OTC USD versus BRL	BRL	4.600	03/14/2016		900	(25)	(8)
GLM	Call - OTC USD versus BRL		4.450	01/14/2016		1,100	(23)	(1)
SCX	Call - OTC USD versus CNH	CNH	6.850	06/01/2016		500	(5)	(5)

							$(123)	$(28)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	02/16/2016	$2,700	$(11)	$(7)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900	02/16/2016	3,100	(12)	(8)

							$(23)	$(15)

Total Written Options							$(146)	$(43)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.805%	EUR	500	$11	$(7)	$4	$0
	China Government International Bond	1.000	06/20/2019	0.786		$200	2	0	2	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		100	0	(1)	0	(1)
BPS	BP Capital Markets America, Inc.	1.000	12/20/2019	0.805	EUR	600	13	(8)	5	0
	Continental AG	1.000	12/20/2020	0.628		200	1	3	4	0
BRC	Brazil Government International Bond	1.000	06/20/2016	1.387		$500	(1)	0	0	(1)
	MetLife, Inc.	1.000	03/20/2019	0.545		400	3	3	6	0
	MetLife, Inc.	1.000	09/20/2019	0.640		500	9	(2)	7	0
CBK	BP Capital Markets America, Inc.	1.000	12/20/2019	0.805	EUR	200	4	(2)	2	0
	Brazil Government International Bond	1.000	03/20/2017	2.653		$200	(2)	(2)	0	(4)
	HSBC Bank PLC	1.000	03/20/2019	0.765	EUR	500	(5)	9	4	0
	Mexico Government International Bond	1.000	09/20/2016	0.582		$100	1	(1)	0	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		200	0	(1)	0	(1)
DUB	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.456		200	4	0	4	0
	Brazil Government International Bond	1.000	06/20/2016	1.387		200	0	0	0	0
	Brazil Government International Bond	1.000	03/20/2017	2.653		300	(3)	(3)	0	(6)
	China Government International Bond	1.000	03/20/2019	0.732		300	0	3	3	0
	Export-Import Bank of China	1.000	12/20/2016	0.410		300	(24)	26	2	0
	MetLife, Inc.	1.000	03/20/2019	0.545		200	3	0	3	0
	Mexico Government International Bond	1.000	03/20/2016	0.481		500	(3)	4	1	0
	Mexico Government International Bond	1.000	09/20/2016	0.582		100	0	0	0	0
FBF	BP Capital Markets America, Inc.	1.000	12/20/2019	0.805	EUR	100	2	(1)	1	0
GST	Brazil Government International Bond	1.000	12/20/2016	2.151		$200	(3)	1	0	(2)
	MetLife, Inc.	1.000	06/20/2016	0.119		1,000	17	(12)	5	0
	Mexico Government International Bond	1.000	09/20/2016	0.582		300	1	0	1	0
HUS	Brazil Government International Bond	1.000	03/20/2016	1.120		200	(1)	1	0	0
	Brazil Government International Bond	1.000	06/20/2016	1.387		700	(1)	0	0	(1)
	Brazil Government International Bond	1.000	12/20/2016	2.151		900	(15)	6	0	(9)
	Mexico Government International Bond	1.000	09/20/2016	0.582		100	1	(1)	0	0
JPM	China Government International Bond	1.000	06/20/2019	0.786		400	2	1	3	0
	Mexico Government International Bond	1.000	09/20/2016	0.582		100	1	(1)	0	0
	PSEG Power LLC	1.000	12/20/2018	0.604		200	1	1	2	0
MYC	BP Capital Markets America, Inc.	1.000	12/20/2019	0.805	EUR	300	7	(4)	3	0
	BP Capital Markets America, Inc.	1.000	03/20/2020	0.863		200	3	(2)	1	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		$200	0	(1)	0	(1)

							$28	$9	$63	$(26)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	$96	$0	$1	$1	$0
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	906	(7)	3	0	(4)

					$(7)	$4	$1	$(4)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	Receive	1-Year BRL-CDI	12.810%	01/04/2021	BRL	4,900	$(10)	$128	$118	$0

Total Swap Agreements							$11	$141	$182	$(30)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$474	$0	$474
Corporate Bonds & Notes
Banking & Finance	0	52,228	0	52,228
Industrials	0	16,158	0	16,158
Utilities	0	14,932	0	14,932
Municipal Bonds & Notes
California	0	1,200	0	1,200
New Jersey	0	1,500	0	1,500
Texas	0	68	0	68
U.S. Government Agencies	0	38,321	0	38,321
U.S. Treasury Obligations	0	37,254	0	37,254
Non-Agency Mortgage-Backed Securities	0	20,389	0	20,389
Asset-Backed Securities	0	23,472	0	23,472
Sovereign Issues	0	13,096	0	13,096
Short-Term Instruments
Certificates of Deposit	0	2,002	0	2,002
Repurchase Agreements	0	258	0	258
	$0	$221,352	$0	$221,352

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,799	0	0	7,799

Total Investments	$7,799	$221,352	$0	$229,151

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	34	39	0	73
Over the counter	0	6,510	0	6,510
	$34	$6,549	$0	$6,583

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(73)	0	(83)
Over the counter	0	(901)	0	(901)

	$(10)	$(974)	$0	$(984)

Totals	$7,823	$226,927	$0	$234,750
There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.9%
BANK LOAN OBLIGATIONS 1.3%
Chrysler Group LLC
3.500% due 05/24/2017		$3,421	$3,415
Community Health Systems, Inc.
3.657% due 12/31/2018		3,753	3,705
HCA, Inc.
3.174% due 03/31/2017		4,924	4,924
Hunstman International LLC
3.424% due 04/19/2017		3,471	3,447
Valeant Pharmaceuticals International, Inc.
2.680% due 04/20/2016		3,608	3,356

Total Bank Loan Obligations (Cost $19,185)			18,847

CORPORATE BONDS & NOTES 28.6%
BANKING & FINANCE 20.3%
Ally Financial, Inc.
6.250% due 12/01/2017		4,099	4,309
American Express Credit Corp.
2.600% due 09/14/2020		6,600	6,623
American International Group, Inc.
3.750% due 07/10/2025		8,200	8,148
Banco Espirito Santo S.A.
4.000% due 01/21/2019	EUR	1,600	238
4.750% due 01/15/2018		1,400	208
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)		2,200	2,606
Bank of America Corp.
0.692% due 08/15/2016		$900	896
5.650% due 05/01/2018		2,800	3,012
6.875% due 04/25/2018		3,500	3,864
8.680% due 05/02/2017		95	100
8.950% due 05/18/2017		95	99
Bank of America N.A.
0.792% due 06/15/2016		28,200	28,190
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.897% due 03/10/2017		12,300	12,287
Barclays Bank PLC
7.750% due 04/10/2023		3,300	3,527
10.179% due 06/12/2021		515	668
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	2,200	2,428
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$9,600	10,593
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	2,400	2,654
CIT Group, Inc.
5.250% due 03/15/2018		$24,900	25,771
Citigroup, Inc.
0.747% due 06/09/2016		21,100	21,040
1.350% due 03/10/2017		700	698
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		2,900	2,891
Eksportfinans ASA
2.375% due 05/25/2016		16,100	16,121
5.500% due 05/25/2016		3,850	3,901
5.500% due 06/26/2017		1,000	1,042
Ford Motor Credit Co. LLC
2.551% due 10/05/2018		7,309	7,262
4.207% due 04/15/2016		1,575	1,588
8.000% due 12/15/2016		1,100	1,163
General Motors Financial Co., Inc.
2.750% due 05/15/2016		4,100	4,112
3.200% due 07/13/2020		4,900	4,830
HCP, Inc.
4.000% due 12/01/2022		2,500	2,492
HSBC Holdings PLC
5.100% due 04/05/2021		300	334
Industrial Bank of Korea
3.750% due 09/29/2016		500	508
International Lease Finance Corp.
3.875% due 04/15/2018		100	101
5.750% due 05/15/2016		10,930	11,094
6.750% due 09/01/2016		3,950	4,064
7.125% due 09/01/2018		100	110

JPMorgan Chase & Co.
3.900% due 07/15/2025		2,200	2,268
KEB Hana Bank
4.875% due 01/14/2016		700	701
LBG Capital PLC
15.000% due 12/21/2019	GBP	750	1,505
Lloyds Bank PLC
1.144% due 08/17/2018		$5,700	5,703
12.000% due 12/16/2024 (e)		7,900	11,272
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	2,200	3,405
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,900	2,021
Navient Corp.
8.780% due 09/15/2016	MXN	131,600	7,679
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		$800	813
7.250% due 12/15/2021		700	704
Piper Jaffray Cos.
5.060% due 10/09/2018		1,000	998
Rabobank Group
11.000% due 06/30/2019 (e)		12,600	15,602
RCI Banque S.A.
4.600% due 04/12/2016		954	962
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		9,100	10,579
SL Green Realty Corp.
7.750% due 03/15/2020		700	818
Springleaf Finance Corp.
6.900% due 12/15/2017		3,900	4,046
UBS AG
5.125% due 05/15/2024		5,800	5,873
7.250% due 02/22/2022		600	628
Wachovia Corp.
0.691% due 10/15/2016		5,200	5,191
Wells Fargo & Co.
0.780% due 04/22/2019		14,000	13,865
7.980% due 03/15/2018 (e)		2,359	2,453

			296,658

INDUSTRIALS 2.4%
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022		17	19
Daimler Finance North America LLC
0.837% due 03/10/2017		10,100	10,049
1.450% due 08/01/2016		3,800	3,806
Dynegy, Inc.
6.750% due 11/01/2019		4,400	4,158
7.375% due 11/01/2022		1,300	1,137
7.625% due 11/01/2024		900	774
Ecopetrol S.A.
5.375% due 06/26/2026		100	85
Gerdau Trade, Inc.
5.750% due 01/30/2021		450	359
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,200	1,213
Kinder Morgan Energy Partners LP
4.250% due 09/01/2024		$3,100	2,644
Kinder Morgan, Inc.
2.000% due 12/01/2017		1,000	964
Marks & Spencer PLC
6.250% due 12/01/2017		3,900	4,173
Regency Energy Partners LP
5.000% due 10/01/2022		2,500	2,219
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016		3,776	3,786
UAL Pass-Through Trust
10.400% due 05/01/2018		25	26

			35,412

UTILITIES 5.9%
AT&T, Inc.
1.023% due 03/30/2017		7,700	7,683
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		17,000	17,098
Majapahit Holding BV
7.250% due 06/28/2017		8,200	8,733
Petrobras Global Finance BV
1.990% due 05/20/2016		800	782
2.000% due 05/20/2016		300	296
3.406% due 03/17/2020		100	71
3.500% due 02/06/2017		300	281
3.875% due 01/27/2016		400	399

4.375% due 05/20/2023	400	265
5.750% due 01/20/2020	400	315
5.875% due 03/01/2018	15,600	13,923
6.750% due 01/27/2041	400	258
6.850% due 06/05/2049	1,500	979
6.875% due 01/20/2040	2,200	1,441
7.875% due 03/15/2019	1,100	976
Sprint Communications, Inc.
6.000% due 12/01/2016	6,000	5,981
Verizon Communications, Inc.
2.252% due 09/14/2018	10,000	10,246
3.650% due 09/14/2018	12,600	13,187
Williams Partners LP
4.875% due 05/15/2023	3,000	2,436

		85,350

Total Corporate Bonds & Notes (Cost $425,066)		417,420

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.6%
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,800	4,159
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	3,400	4,169

		8,328

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	1,800	1,904
Chicago, Illinois General Obligation Notes, Series 2015
5.383% due 01/01/2019	1,950	1,955
5.633% due 01/01/2020	800	803
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
3.147% due 01/01/2019	250	264

		4,926

NEW YORK 0.0%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	600	674

Total Municipal Bonds & Notes (Cost $14,379)		13,928

U.S. GOVERNMENT AGENCIES 17.9%
Fannie Mae
0.482% due 07/25/2037	680	639
0.875% due 12/20/2017	400	398
0.902% due 11/25/2040	905	911
0.972% due 06/25/2041	5,600	5,650
1.102% due 02/25/2041	257	260
1.443% due 10/01/2044	44	45
1.815% due 04/01/2027	3	3
1.869% due 05/01/2037	23	24
1.904% due 03/01/2034	19	20
2.283% due 02/01/2035	28	30
2.310% due 08/01/2022	200	198
2.343% due 10/01/2037	29	31
2.462% due 06/01/2035	2,264	2,400
2.482% due 09/01/2036	17	18
2.710% due 11/01/2035	2	3
4.000% due 03/01/2029 - 12/01/2031	6,298	6,716
4.500% due 08/01/2018 - 07/01/2042	2,438	2,629
4.993% due 01/01/2027	7	7
5.000% due 07/01/2029 - 04/01/2039	2,706	2,977
5.500% due 02/01/2022 - 07/01/2041	53,611	59,938
5.520% due 05/01/2037	12	13
5.735% due 12/25/2042	167	188
5.809% due 06/01/2036	22	23
5.874% due 02/01/2037	13	14
6.000% due 09/25/2016 - 10/01/2040	1,631	1,835
6.500% due 03/01/2017 - 06/25/2044	21,941	24,598
7.000% due 06/01/2016 - 09/01/2031	13	14
7.500% due 11/01/2027 - 07/25/2041	16	19
8.000% due 02/01/2016 - 08/01/2031	9	10
Fannie Mae, TBA
3.500% due 02/01/2046	15,000	15,440
4.000% due 01/01/2046 - 02/01/2046	64,000	67,606
4.500% due 02/01/2046	20,000	21,564
Freddie Mac
0.561% due 02/15/2019	18	18
0.831% due 10/15/2040	1,518	1,521
0.931% due 12/15/2037	459	461

1.000% due 06/29/2017	800	800
2.555% due 05/01/2037	44	46
3.246% due 05/01/2035	43	46
4.500% due 11/01/2029 - 05/01/2036	6,372	6,908
5.000% due 10/01/2033 - 07/01/2041	258	283
5.500% due 06/01/2017 - 07/01/2038	761	846
6.000% due 02/01/2016 - 11/01/2037	273	308
6.500% due 12/01/2021 - 07/25/2043	63	70
7.000% due 04/01/2032 - 01/01/2033	28	32
8.400% due 08/15/2021	1	1
8.500% due 04/15/2025	75	86
Ginnie Mae
0.792% due 08/20/2065	4,089	4,050
0.945% due 02/16/2030	186	188
0.995% due 02/16/2030	124	126
1.625% due 11/20/2025	4	4
1.750% due 03/20/2028 - 06/20/2032	134	138
1.875% due 07/20/2034	39	41
2.125% due 11/20/2034	5	5
2.500% due 11/20/2017	2	2
3.000% due 03/20/2020	2	2
3.500% due 12/20/2017	2	2
5.500% due 01/15/2017 - 11/20/2032	9,621	10,674
5.750% due 08/20/2037	20	23
6.500% due 01/20/2034 - 08/20/2034	22	25
7.000% due 07/15/2031 - 12/15/2032	23	28
8.000% due 04/15/2017 - 11/15/2022	46	46
9.500% due 08/15/2021 - 12/15/2021	3	4
Small Business Administration
4.340% due 03/01/2024	16	16
4.727% due 02/10/2019	14,175	14,995
4.750% due 07/01/2025	3,932	4,177
5.130% due 09/01/2023	3	3
U.S. Department of Housing and Urban Development
5.290% due 08/01/2017	750	751

Total U.S. Government Agencies (Cost $253,969)		260,947

U.S. TREASURY OBLIGATIONS 35.0%
U.S. Treasury Bonds
2.250% due 11/15/2024 (g)(i)	48,800	48,779
2.375% due 08/15/2024 (i)(k)	1,600	1,617
2.500% due 05/15/2024	11,400	11,650
2.750% due 08/15/2042	12,600	12,022
2.750% due 11/15/2042	15,100	14,372
2.875% due 05/15/2043	5,000	4,867
2.875% due 08/15/2045 (g)	27,600	26,760
3.000% due 05/15/2042	12,100	12,153
3.000% due 11/15/2044	21,000	20,889
3.000% due 11/15/2045 (g)	4,600	4,578
3.125% due 02/15/2042	6,100	6,288
3.125% due 02/15/2043	3,200	3,274
3.125% due 08/15/2044	7,200	7,346
3.375% due 05/15/2044	5,300	5,679
3.625% due 02/15/2044	8,000	8,984
4.250% due 05/15/2039	5,600	6,907
4.375% due 11/15/2039	9,700	12,178
4.375% due 05/15/2040	3,200	4,020
4.500% due 08/15/2039	1,900	2,428
4.625% due 02/15/2040	3,400	4,422
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2020 (i)	6,702	6,617
0.125% due 01/15/2022 (i)	19,227	18,631
0.125% due 07/15/2022 (i)	11,375	11,028
0.625% due 07/15/2021	54,971	55,326
0.750% due 02/15/2042	1,473	1,293
0.750% due 02/15/2045	5,453	4,747
1.250% due 07/15/2020 (i)	2,617	2,722
1.375% due 02/15/2044	1,939	1,969
1.750% due 01/15/2028	38,027	41,523
2.000% due 01/15/2026	96,331	106,966
2.500% due 01/15/2029	22,817	27,018
U.S. Treasury Notes
1.750% due 09/30/2022 (i)(k)	3,200	3,137
2.000% due 08/31/2021 (i)(k)	800	804
2.750% due 02/15/2024 (g)(i)(k)	9,700	10,105

Total U.S. Treasury Obligations (Cost $527,529)		511,099

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.1%
Adjustable Rate Mortgage Trust
2.752% due 10/25/2035 ^	103	94
American Home Mortgage Investment Trust
2.654% due 02/25/2045	667	666

Banc of America Funding Trust
0.642% due 05/20/2035		4,596	4,316
2.754% due 05/25/2035		6,778	6,917
2.801% due 02/20/2036		478	475
Banc of America Mortgage Trust
2.651% due 02/25/2034		116	114
5.500% due 07/25/2035		193	195
Bear Stearns Adjustable Rate Mortgage Trust
2.429% due 02/25/2033		9	9
2.537% due 04/25/2033		27	28
2.581% due 02/25/2033		26	25
2.680% due 03/25/2035		461	463
2.735% due 01/25/2035		90	88
2.832% due 10/25/2036 ^		1,771	1,496
2.894% due 02/25/2034		73	71
2.924% due 03/25/2035		112	114
2.928% due 07/25/2034		59	57
Bear Stearns ALT-A Trust
0.962% due 08/25/2035		4,335	4,164
2.267% due 10/25/2033		40	37
2.601% due 05/25/2035		1,916	1,862
2.726% due 09/25/2035		689	586
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		84	86
Chase Mortgage Finance Trust
2.630% due 02/25/2037		367	364
Citicorp Mortgage Securities Trust
5.500% due 12/25/2036		630	654
Citigroup Commercial Mortgage Trust
1.611% due 07/15/2027		1,900	1,907
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035		3,449	3,457
2.623% due 03/25/2034		62	62
COBALT Commercial Mortgage Trust
5.223% due 08/15/2048		113	114
Countrywide Alternative Loan Trust
0.582% due 02/20/2047 ^		4,478	3,379
0.592% due 05/25/2047		880	762
0.692% due 08/25/2035		5,122	3,457
1.257% due 12/25/2035		109	92
Countrywide Home Loan Mortgage Pass-Through Trust
0.712% due 04/25/2035		145	122
2.491% due 03/25/2034		823	808
2.646% due 11/25/2034		831	793
2.671% due 02/20/2035		1,228	1,225
5.000% due 08/25/2019		23	24
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039		136	138
5.383% due 02/15/2040		852	869
6.067% due 02/15/2041		12,100	12,742
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 03/25/2032		20	19
Credit Suisse Mortgage Capital Certificates
2.732% due 04/26/2047		914	914
Eurohome UK Mortgages PLC
0.733% due 06/15/2044	GBP	2,169	2,980
Eurosail PLC
0.735% due 03/13/2045		5,981	8,368
0.743% due 12/15/2044		350	493
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		$344	357
German Residential Funding Ltd.
0.896% due 11/27/2024	EUR	2,915	3,190
1.046% due 08/27/2024		3,612	3,963
1.496% due 08/27/2024		7,453	8,178
Granite Mortgages PLC
0.329% due 01/20/2044		28	30
0.962% due 01/20/2044	GBP	25	37
GSR Mortgage Loan Trust
2.793% due 09/25/2035		$242	245
2.806% due 09/25/2035		1,620	1,662
HarborView Mortgage Loan Trust
0.592% due 01/19/2038		6,171	5,080
IndyMac Adjustable Rate Mortgage Trust
1.842% due 01/25/2032		27	26
IndyMac Mortgage Loan Trust
0.672% due 02/25/2037		10,900	6,935
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		570	576
5.420% due 01/15/2049		285	291
5.695% due 02/12/2049		58	60
JPMorgan Mortgage Trust
2.101% due 02/25/2034		46	46
Lehman XS Trust
0.572% due 07/25/2047 ^		1,869	1,829

MASTR Reperforming Loan Trust
8.000% due 07/25/2035		166	171
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.191% due 08/15/2032		162	155
Merrill Lynch Mortgage Investors Trust
0.672% due 11/25/2035		111	105
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		400	410
5.743% due 06/12/2050		137	142
Morgan Stanley Capital Trust
5.610% due 04/15/2049		81	81
5.692% due 04/15/2049		4,400	4,517
Morgan Stanley Mortgage Loan Trust
2.225% due 06/25/2036		211	206
Morgan Stanley Re-REMIC Trust
5.794% due 08/15/2045		12,815	13,163
MortgageIT Trust
0.702% due 10/25/2035		1,409	1,297
Nomura Resecuritization Trust
0.421% due 12/26/2035		4,668	4,032
Prime Mortgage Trust
0.822% due 02/25/2034		107	102
Residential Funding Mortgage Securities, Inc. Trust
3.192% due 09/25/2035 ^		396	318
3.511% due 09/25/2035		1,292	1,125
ResLoc UK PLC
0.743% due 12/15/2043	GBP	1,719	2,295
RFTI Issuer Ltd.
2.081% due 08/15/2030		$3,100	3,078
Structured Adjustable Rate Mortgage Loan Trust
2.539% due 07/25/2034		255	256
Structured Asset Mortgage Investments Trust
0.612% due 09/25/2047		4,138	3,152
0.652% due 07/19/2035		1,253	1,220
1.242% due 10/19/2033		46	42
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.688% due 02/25/2032		12	12
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		300	309
5.749% due 07/15/2045		1,338	1,350
WaMu Mortgage Pass-Through Certificates Trust
0.712% due 10/25/2045		483	449
1.457% due 11/25/2042		118	111
2.258% due 12/25/2036		2,868	2,477
Wells Fargo Mortgage-Backed Securities Trust
2.708% due 03/25/2035		274	275
2.710% due 07/25/2036 ^		2,590	2,534
2.738% due 06/25/2035		139	143
2.754% due 11/25/2034		2,915	2,923
2.763% due 03/25/2036		1,547	1,541
2.823% due 01/25/2035		2,118	2,146

Total Non-Agency Mortgage-Backed Securities (Cost $139,026)			148,248

ASSET-BACKED SECURITIES 6.4%
ACE Securities Corp. Home Equity Loan Trust
1.157% due 08/25/2035		4,238	4,195
Bayview Financial Acquisition Trust
5.660% due 12/28/2036		180	180
Bosphorus CLO
1.077% due 11/10/2023	EUR	2,484	2,691
Centex Home Equity Loan Trust
4.670% due 09/25/2034		$77	79
Chapel BV
0.308% due 07/17/2066	EUR	5,059	5,156
Citigroup Mortgage Loan Trust, Inc.
1.042% due 12/25/2035		$7,657	7,255
Countrywide Asset-Backed Certificates
0.822% due 06/25/2036		8,500	6,212
Dell Equipment Finance Trust
0.530% due 10/24/2016		2,832	2,832
1.313% due 12/22/2017		2,700	2,701
Fremont Home Loan Trust
1.212% due 12/25/2029		62	53
GSAMP Trust
0.812% due 01/25/2036		6,000	5,020
Hillmark Funding Ltd.
0.628% due 05/21/2021		3,255	3,198
Home Equity Loan Trust
0.552% due 04/25/2037		296	288
JPMorgan Mortgage Acquisition Trust
0.682% due 05/25/2037		11,500	9,256
Malin CLO BV
0.199% due 05/07/2023	EUR	2,394	2,586

Morgan Stanley ABS Capital, Inc. Trust
1.352% due 11/25/2034		$4,731	4,500
Navient Private Education Loan Trust
1.744% due 01/16/2035		5,900	5,901
Panhandle-Plains Higher Education Authority, Inc.
1.742% due 10/01/2035		2,240	2,240
Panther CDO BV
0.312% due 10/15/2084	EUR	2,305	2,408
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.222% due 12/25/2034		$1,352	1,146
Penta CLO S.A.
0.172% due 06/04/2024	EUR	1,540	1,658
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036		$5,177	2,846
SLM Private Education Loan Trust
1.081% due 10/16/2023		1,087	1,085
1.431% due 08/15/2023		1,567	1,568
SpringCastle America Funding LLC
2.700% due 05/25/2023		7,606	7,591
Structured Asset Investment Loan Trust
1.322% due 05/25/2035		2,500	2,096
Structured Asset Securities Corp. Mortgage Loan Trust
0.632% due 02/25/2037		4,154	3,696
Wells Fargo Home Equity Asset-Backed Securities Trust
0.672% due 07/25/2036		4,700	4,460

Total Asset-Backed Securities (Cost $92,427)			92,897

SOVEREIGN ISSUES 10.5%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,100	1,124
6.500% due 06/10/2019		$300	295
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2016 (c)	BRL	2,100	513
0.000% due 10/01/2016 (c)		32,700	7,413
0.000% due 01/01/2017 (c)		70,300	15,353
Hydro-Quebec
0.625% due 09/29/2049 (e)		$1,300	924
Korea Development Bank
3.250% due 03/09/2016		8,000	8,033
Province of Ontario
1.100% due 10/25/2017		800	797
1.650% due 09/27/2019		12,000	11,864
2.000% due 01/30/2019		25,000	25,141
3.000% due 07/16/2018		25,000	25,861
3.150% due 06/02/2022	CAD	3,100	2,423
4.000% due 06/02/2021		2,000	1,627
4.400% due 06/02/2019 (g)		50,800	40,727
5.500% due 06/02/2018		300	240
Province of Quebec
3.500% due 07/29/2020		$600	635
3.500% due 12/01/2022	CAD	600	479
4.250% due 12/01/2021		10,600	8,765
4.500% due 12/01/2020		900	744
5.125% due 11/14/2016		$25	26

Total Sovereign Issues (Cost $167,170)			152,984

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% (e)		2,200	2,548

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		4,000	0
Total Convertible Preferred Securities (Cost $2,652)			2,548
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		4,000	4,939

Total Preferred Securities (Cost $4,120)			4,939

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.7%
COMMERCIAL PAPER 1.4%
AutoNation, Inc.
1.015% due 01/07/2016	$7,800	7,799
Deutsche Telekom AG
0.930% due 01/11/2016	7,000	6,999
ENI Finance USA, Inc.
0.720% due 01/11/2016	6,400	6,399

		21,197

REPURCHASE AGREEMENTS (f) 0.3%		3,962

U.S. TREASURY BILLS 0.0%
0.203% due 01/14/2016 (b)(k)	561	561

Total Short-Term Instruments (Cost $25,720)		25,720

Total Investments in Securities (Cost $1,671,243)		1,649,577

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	14,549	144

Total Short-Term Instruments (Cost $144)		144

Total Investments in Affiliates (Cost $144)		144

Total Investments 112.9% (Cost $1,671,387)		$1,649,721
Financial Derivative Instruments (h)(j) 1.8% (Cost or Premiums, net $(1,614))		25,885
Other Assets and Liabilities, net (14.7%)		(214,815)

Net Assets 100.0%		$1,460,791

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$3,962	Fannie Mae 2.170% due 10/17/2022	$(4,043)	$3,962	$3,962

Total Repurchase Agreements						$(4,043)	$3,962	$3,962

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.450%	11/09/2015	02/05/2016	$(6,315)	$(6,319)
BOS	0.600	12/30/2015	01/22/2016	(8,864)	(8,865)
BSN	0.450	12/30/2015	01/12/2016	(1,161)	(1,161)
GRE	0.580	11/19/2015	01/19/2016	(4,800)	(4,803)
	0.580	12/30/2015	01/19/2016	(3,050)	(3,050)
	0.900	12/31/2015	01/05/2016	(19,925)	(19,927)
	1.000	12/31/2015	01/07/2016	(4,200)	(4,200)
JPS	0.450	11/24/2015	01/25/2016	(4,588)	(4,591)
	0.580	11/27/2015	01/27/2016	(17,314)	(17,325)

Total Reverse Repurchase Agreements					$(70,241)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
MSC	0.366%	10/07/2015	01/05/2016		$(2,733)	$(2,704)
TDM	0.729	12/02/2015	01/06/2016	CAD	(27,687)	(20,033)

Total Sale-Buyback Transactions						$(22,737)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(96,407) at a weighted average interest rate of 0.220%.
(3)	Payable for sale-buyback transactions includes $24 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2046	$47,000	$(47,049)	$(46,987)

Total Short Sales				$(47,049)	$(46,987)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $92,462 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial derivative instruments: exchange-traded or centrally cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor June Futures	Long	06/2016	231	$6	$0	$(3)
90-Day Eurodollar December Futures	Short	12/2016	1,470	(1,116)	0	(55)
90-Day Eurodollar June Futures	Short	06/2017	938	(780)	0	(35)
90-Day Eurodollar March Futures	Short	03/2017	113	(60)	0	(4)
90-Day Eurodollar March Futures	Short	03/2018	177	(150)	0	(11)
90-Day Eurodollar September Futures	Short	09/2016	493	(303)	0	(12)
Canada Government 10-Year Bond March Futures	Short	03/2016	187	(379)	7	(24)
Euro-Bobl March Futures	Long	03/2016	181	(42)	8	0
Euro-Bund 10-Year Bond March Futures	Long	03/2016	23	(29)	1	0
Euro-Schatz March Futures	Long	03/2016	149	4	3	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	4,369	(1,064)	614	0
U.S. Treasury 10-Year Note March Futures	Long	03/2016	378	(66)	112	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	87	(59)	0	(44)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2016	310	49	17	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	335	(168)	19	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	856	(89)	47	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	76	31	6	(2)
United Kingdom Long Gilt March Futures	Short	03/2016	20	7	22	(10)

Total Futures Contracts				$(4,208)	$856	$(200)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016		$34,000	$(76)	$(60)	$0	$(3)
Receive	3-Month CAD-Bank Bill	2.700	12/19/2024	CAD	14,700	(877)	(118)	0	(17)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		$34,700	(605)	169	0	(39)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		87,800	(1,871)	(2,401)	0	(280)
Receive	3-Month USD-LIBOR	2.350	08/05/2025		19,600	(462)	95	0	(65)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		12,200	(375)	(533)	0	(51)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		29,700	122	190	0	(118)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		151,600	(3,071)	3,012	0	(1,282)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		2,300	80	13	0	(19)
Receive	6-Month GBP-LIBOR	1.880	10/05/2017	GBP	17,700	(457)	38	5	0
Receive	6-Month GBP-LIBOR	1.500	12/16/2017		29,900	(375)	94	9	0
Receive	6-Month GBP-LIBOR	1.500	03/16/2018		68,500	(635)	(210)	35	0
Receive	6-Month GBP-LIBOR	1.000	06/15/2018		19,700	169	100	11	0
Pay	28-Day MXN-TIIE	4.060	08/24/2016	MXN	1,627,200	210	(137)	29	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		56,100	(10)	(24)	6	0
Pay	28-Day MXN-TIIE	6.320	11/12/2019		30,200	11	(6)	1	0
Pay	28-Day MXN-TIIE	5.535	06/11/2020		109,200	58	(18)	9	0
Pay	28-Day MXN-TIIE	6.960	07/27/2020		143,000	559	(106)	13	0
Pay	28-Day MXN-TIIE	5.495	09/22/2020		108,300	17	(61)	8	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		549,800	224	(550)	49	0
Pay	28-Day MXN-TIIE	6.040	09/21/2021		26,200	25	(15)	2	0
Pay	28-Day MXN-TIIE	5.877	09/23/2021		61,300	28	(34)	6	0
Pay	28-Day MXN-TIIE	5.570	10/08/2021		56,100	(25)	(36)	5	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		121,000	(124)	(74)	11	0
Pay	28-Day MXN-TIIE	5.920	12/08/2021		12,900	6	0	1	0
Pay	28-Day MXN-TIIE	6.000	06/07/2022		47,900	17	(30)	5	0
Receive	28-Day MXN-TIIE	5.940	07/13/2022		10,800	(2)	3	0	(1)
Pay	28-Day MXN-TIIE	5.500	09/02/2022		44,500	(64)	(27)	5	0
Receive	28-Day MXN-TIIE	5.910	09/22/2022		44,200	6	18	0	(5)
Pay	28-Day MXN-TIIE	6.530	06/05/2025		172,600	181	(136)	24	0

						$(7,316)	$(844)	$234	$(1,880)

Total Swap Agreements						$(7,316)	$(844)	$234	$(1,880)

(i)	Securities with an aggregate market value of $22,304 and cash of $6,452 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2016	MYR	7,212		$1,681	$10	$0
BOA	01/2016	BRL	9,470		2,425	32	0
	01/2016	MYR	9,879		2,289	0	0
	01/2016		$2,455	BRL	9,470	0	(61)
	01/2016		57,310	CAD	79,593	211	0
	02/2016	CAD	79,593		$57,316	0	(209)
	02/2016	MYR	9,871		2,301	15	0
	02/2016	SGD	2,935		2,060	0	(7)
	02/2016		$1,548	ILS	5,997	0	(6)
	03/2016		1,783	MXN	30,683	0	(12)
	03/2016		6,100	RUB	416,392	0	(504)
	06/2016	EUR	23,676		$32,419	6,568	0
	06/2016		$1,402	EUR	1,038	0	(269)
BPS	01/2016	BRL	20,504		$5,251	68	0
	01/2016		$5,378	BRL	20,504	0	(195)
	02/2016		3,582	ILS	13,891	0	(9)
	03/2016	MXN	28,872		$1,689	22	0
	09/2016	CNH	24,910		3,786	90	0
	01/2018	BRL	281		82	26	0
BRC	01/2016		42,652		10,923	142	0
	01/2016	THB	84,591		2,342	0	(8)
	01/2016		$10,717	BRL	42,652	64	0
	01/2016		1,249	TRY	3,656	0	(1)
	02/2016	THB	37,875		$1,048	0	(3)
	02/2016	TWD	88,604		2,693	8	0
	03/2016		$942	MXN	16,265	0	(3)
	06/2016	EUR	4,631		$6,368	1,310	0
CBK	01/2016	BRL	8,771		2,246	29	0
	01/2016	CNH	12,803		1,951	9	0
	01/2016	EUR	55,810		60,414	13	(250)
	01/2016	JPY	149,900		1,235	0	(12)
	01/2016	KRW	324,544		283	7	0
	01/2016	MYR	23,541		5,422	14	(47)
	01/2016		$2,316	BRL	8,771	0	(99)
	01/2016		1,094	JPY	134,900	28	0
	01/2016		911	TRY	2,670	0	0
	02/2016	CAD	945		$699	16	0
	02/2016	SGD	79		56	0	0
	02/2016		$7,784	JPY	956,500	180	0
	03/2016	MXN	56,800		$3,245	0	(34)
	10/2016	BRL	32,700		7,908	360	0
DUB	01/2016		114,064		30,549	1,718	0
	01/2016	GBP	21,479		32,380	715	0
	01/2016	KRW	2,275,906		1,947	11	0
	01/2016	MYR	16,698		3,850	0	(19)
	01/2016		$29,370	BRL	114,063	0	(539)
	01/2016		3,959	KRW	4,628,007	0	(23)
	01/2016		6,425	MYR	27,797	31	(11)
	02/2016	BRL	11,452		$2,894	28	0
	02/2016	TWD	73,762		2,255	20	0
	02/2016		$921	BRL	3,624	0	(14)
	02/2016		1,204	TWD	39,380	0	(10)
	06/2016	EUR	2,540		$3,478	705	0
	06/2016		$2,968	EUR	2,196	0	(571)
	01/2017	BRL	70,300		$16,152	326	0
FBF	01/2016		24,600		7,110	892	0
	01/2016		$6,300	BRL	24,600	0	(82)
	04/2016	BRL	2,100		$584	69	0
GLM	01/2016		61,044		15,685	255	0
	01/2016	JPY	11,859,409		96,799	0	(1,869)
	01/2016	PHP	76,171		1,617	0	(4)
	01/2016	RUB	92,364		1,290	27	0
	01/2016		$15,424	BRL	61,044	43	(37)
	01/2016		28,981	EUR	27,157	531	0
	01/2016		40,795	JPY	4,991,700	735	0
	01/2016		2,335	KRW	2,724,223	0	(18)
	01/2016		1,631	MYR	6,936	0	(24)
	01/2016		7,968	TRY	23,324	11	(18)
	02/2016	SGD	2,906		$2,068	22	0
	02/2016	TWD	42,448		1,296	10	0
	02/2016		$757	ILS	2,938	0	(1)
	03/2016	MXN	9,224		$534	1	0
	03/2016		$749	MXN	12,977	0	0
	03/2016		1,508	RUB	111,268	0	(13)
HUS	01/2016	BRL	86,440		$25,302	3,468	(14)
	01/2016	EUR	13,308		14,182	0	(280)
	01/2016	KRW	3,149,399		2,767	89	0
	01/2016	MYR	7,404		1,736	20	0
	01/2016	TWD	31,334		954	4	0
	01/2016		$22,137	BRL	86,440	0	(288)
	01/2016		419	KRW	485,830	0	(6)
	01/2016		3,174	TRY	9,268	0	(11)
	02/2016	THB	75,921		$2,097	0	(10)
	02/2016		$1,371	BRL	5,540	15	0
	05/2016		211	MYR	894	0	(5)
	12/2016	CNH	28,319		$4,262	83	0
JPM	01/2016	BRL	111,900		33,048	4,764	0
	01/2016	CAD	52,249		39,210	1,450	0
	01/2016	EUR	2,358		2,583	20	0
	01/2016	KRW	7,723,907		6,715	147	0
	01/2016	MYR	9,311		2,241	83	0
	01/2016	RUB	733,829		10,196	166	0
	01/2016	TRY	39,204		13,181	0	(200)
	01/2016	TWD	82,176		2,497	5	0
	01/2016		$28,858	BRL	111,900	0	(573)
	01/2016		7,476	EUR	6,958	85	0
	01/2016		3,951	KRW	4,583,747	0	(53)
	02/2016	CHF	5,770		$5,781	12	(1)
	02/2016	EUR	2,383		2,607	15	0
	02/2016	JPY	468,100		3,801	0	(96)
	02/2016	MYR	2,677		627	7	0
	02/2016	SGD	4,370		3,093	16	0
	02/2016		$2,724	CAD	3,620	0	(108)
	02/2016		4,338	CHF	4,422	84	0
	02/2016		6,632	EUR	6,040	0	(62)
	02/2016		11,317	GBP	7,601	0	(111)
	02/2016		18,825	ILS	73,083	3	(31)
	03/2016		1,861	MXN	31,785	0	(26)
	04/2016		9,956	RUB	733,829	0	(168)
	05/2016		1	MYR	4	0	0
	10/2016	CNH	14,920		$2,282	72	0
	01/2018		$82	BRL	281	0	(25)
MSB	01/2016	BRL	110,658		$28,339	369	0
	01/2016	CAD	27,344		20,542	780	0
	01/2016	JPY	1,039,800		8,572	0	(79)
	01/2016		$27,821	BRL	110,658	197	(48)
	01/2016		31,799	GBP	21,479	0	(135)
	01/2016		61,957	JPY	7,501,709	456	0
	02/2016	GBP	21,479		$31,801	134	0
	02/2016	JPY	7,501,709		61,992	0	(457)
	02/2016	TWD	7,275		222	2	0
	06/2016	EUR	6,502		8,943	1,844	0
	12/2016	CNH	29,839		4,485	81	0
NAB	06/2016	EUR	14,147		19,425	3,976	0
	07/2016		9,912		13,447	2,607	0
NGF	01/2016	THB	64,385		1,784	0	(5)
	01/2016		$664	KRW	771,568	0	(8)
	03/2016	MXN	188,349		$10,804	0	(71)
RYL	01/2016	BRL	3,526		903	12	0
	01/2016	KRW	2,020,309		1,762	44	0
	01/2016		$873	BRL	3,526	18	0
	02/2016		713	ILS	2,777	1	0
SCX	01/2016	KRW	4,201,608		$3,596	23	0
	01/2016	MYR	16,698		3,916	44	0
	01/2016	TWD	35,888		1,091	3	0
	01/2016		$21,101	CAD	28,200	0	(721)
	01/2016		1,893	CNH	12,429	0	(8)
	01/2016		1,039	MYR	4,437	0	(11)
	02/2016	THB	87,494		$2,425	0	(3)
	05/2016		$1,050	MYR	4,527	0	(5)
	09/2016	CNH	87,314		$13,229	283	0
SOG	01/2016	RUB	71,526		1,005	27	0
	01/2016		$4,787	RUB	319,469	0	(421)
	02/2016	ILS	122,691		$31,708	152	0
	02/2016	SGD	2,516		1,777	6	0
	02/2016		$5,407	ILS	20,906	0	(30)
	05/2016		1,841	MYR	7,900	0	(18)
TDM	01/2016	BRL	4,623		$1,184	15	0
	01/2016		$1,190	BRL	4,622	0	(22)
UAG	01/2016	JPY	617,000		$5,027	0	(106)
	01/2016	MYR	17,828		4,149	45	(27)
	01/2016		$40,860	EUR	37,361	0	(258)
	01/2016		155	INR	10,259	0	(1)
	01/2016		8,498	JPY	1,037,800	137	0
	01/2016		4,762	KRW	5,572,871	0	(22)
	01/2016		935	MYR	4,032	0	(1)
	01/2016		1,611	PHP	75,997	7	0
	01/2016		8,534	RUB	578,251	0	(631)
	02/2016	CAD	386		$289	10	0
	02/2016	EUR	27,692		30,269	154	0
	02/2016		$1,386	CHF	1,413	27	0
	02/2016		17,344	JPY	2,121,400	320	0
	03/2016	MXN	37,259		$2,168	17	0
	03/2016		$3,724	MXN	64,381	0	(7)
	10/2016	CNH	32,114		$4,893	137	0

Total Forward Foreign Currency Contracts						$37,908	$(10,145)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100%	01/29/2016	$77,100	$290	$17
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	2,500	244	225
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	17,900	254	167
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	56,000	93	1
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/29/2016	9,000	81	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/29/2016	9,000	140	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/12/2016	8,500	272	60
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/23/2016	19,700	557	154
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	8,000	789	747

							$2,720	$1,374

Total Purchased Options							$2,720	$1,374

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD		$1.082	01/15/2016	EUR	12,500	$(79)	$(66)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$700	(39)	(4)
CBK	Put - OTC EUR versus USD		$1.078	01/22/2016	EUR	5,100	(36)	(31)
	Call - OTC USD versus RUB	RUB	71.500	03/09/2016		$2,400	(51)	(114)
DUB	Call - OTC USD versus BRL	BRL	4.550	03/17/2016		5,100	(129)	(59)
FBF	Call - OTC USD versus BRL		4.600	03/14/2016		7,600	(214)	(72)
GLM	Call - OTC USD versus BRL		4.450	01/14/2016		9,200	(189)	(5)
	Call - OTC USD versus MXN	MXN	17.400	02/05/2016		5,500	(54)	(58)
	Call - OTC USD versus MXN		17.650	03/08/2016		5,500	(62)	(66)
HUS	Call - OTC USD versus MXN		18.100	03/11/2016		2,400	(26)	(16)
	Call - OTC USD versus RUB	RUB	72.500	02/24/2016		1,300	(26)	(45)
	Call - OTC USD versus RUB		87.000	12/08/2016		3,500	(150)	(179)
SCX	Call - OTC USD versus CNH	CNH	6.850	06/01/2016		6,000	(55)	(68)
SOG	Call - OTC USD versus RUB	RUB	74.000	03/09/2016		1,800	(33)	(56)

							$(1,143)	$(839)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.730%	01/29/2016	$77,100	$(110)	$0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.915	01/29/2016	77,100	(189)	0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900	02/16/2016	21,100	(86)	(55)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	11,200	(250)	(199)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	17,900	(93)	(43)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	17,900	(162)	(91)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.500	01/19/2016	37,300	(22)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016	18,700	(11)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.650	01/19/2016	37,300	(41)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016	18,700	(19)	0
	Put - OTC 2-Year Interest Rate Swap (Effective 05/16/2018)	3-Month USD-LIBOR	Pay	2.500	05/12/2016	80,500	(271)	(47)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/25/2018)	3-Month USD-LIBOR	Pay	2.500	05/23/2016	187,300	(585)	(122)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2016	9,000	(34)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	01/29/2016	9,000	(52)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900	02/16/2016	76,400	(315)	(198)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	35,200	(786)	(625)

							$(3,026)	$(1,380)

Total Written Options							$(4,169)	$(2,219)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Volkswagen International Finance NV	1.000%	12/20/2016	1.169%	EUR	1,100	$(14)	$12	$0	$(2)
BRC	Brazil Government International Bond	1.000	12/20/2016	2.151		$6,300	(80)	12	0	(68)
	China Government International Bond	1.000	06/20/2019	0.786		10,400	54	25	79	0
	Mexico Government International Bond	1.000	09/20/2020	1.639		500	(8)	(6)	0	(14)
CBK	Mexico Government International Bond	1.000	12/20/2019	1.446		5,100	30	(114)	0	(84)
	Mexico Government International Bond	1.000	09/20/2020	1.639		3,900	(89)	(20)	0	(109)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	2,700	(25)	21	0	(4)
DUB	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.456		$27,000	480	(5)	475	0
	Brazil Government International Bond	1.000	12/20/2016	2.151		1,700	(21)	3	0	(18)
	Mexico Government International Bond	1.000	12/20/2020	1.689		2,100	(76)	9	0	(67)
	Prudential Financial, Inc.	1.000	03/20/2019	0.540		2,200	36	(3)	33	0
FBF	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.847		2,200	(9)	26	17	0
	Indonesia Government International Bond	1.000	03/20/2016	0.760		1,200	(27)	28	1	0
	Verizon Communications, Inc.	1.000	09/20/2018	0.428		1,000	27	(11)	16	0
GST	JPMorgan Chase & Co.	1.000	12/20/2020	0.721		2,500	15	19	34	0
	Mexico Government International Bond	1.000	12/20/2020	1.689		900	(31)	2	0	(29)
	Volkswagen International Finance NV	1.000	12/20/2017	1.310	EUR	3,400	(71)	50	0	(21)
HUS	Mexico Government International Bond	1.000	09/20/2020	1.639		$9,900	(180)	(97)	0	(277)
JPM	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.847		11,600	(17)	106	89	0
	Mexico Government International Bond	1.000	09/20/2020	1.639		4,800	(132)	(2)	0	(134)
RYL	Indonesia Government International Bond	1.000	03/20/2016	0.760		1,200	(27)	28	1	0

							$(165)	$83	$745	$(827)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$2	$2	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	579	0	5	5	0

					$0	$7	$7	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	0.415%	09/23/2016		$7,800	$0	$22	$22	$0
	Receive	3-Month USD-CPURNSA Index	0.400	09/25/2016		1,200	0	3	3	0
FBF	Pay	28-Day MXN-TIIE	6.338	11/12/2019	MXN	19,200	0	7	7	0

							$0	$32	$32	$0

Total Swap Agreements							$(165)	$122	$784	$(827)

(k)	Securities with an aggregate market value of $2,018 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$18,847	$0	$18,847
Corporate Bonds & Notes
Banking & Finance	0	295,660	998	296,658
Industrials	0	35,412	0	35,412
Utilities	0	85,350	0	85,350
Municipal Bonds & Notes
California	0	8,328	0	8,328
Illinois	0	4,926	0	4,926
New York	0	674	0	674
U.S. Government Agencies	0	260,947	0	260,947
U.S. Treasury Obligations	0	511,099	0	511,099
Non-Agency Mortgage-Backed Securities	0	145,170	3,078	148,248
Asset-Backed Securities	0	92,897	0	92,897
Sovereign Issues	0	152,984	0	152,984
Convertible Preferred Securities
Banking & Finance	0	2,548	0	2,548
Preferred Securities
Banking & Finance	0	4,939	0	4,939
Short-Term Instruments
Commercial Paper	0	21,197	0	21,197
Repurchase Agreements	0	3,962	0	3,962
U.S. Treasury Bills	0	561	0	561
	$0	$1,645,501	$4,076	$1,649,577

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	144	0	0	144

Total Investments	$144	$1,645,501	$4,076	$1,649,721

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(46,987)	$0	$(46,987)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	856	234	0	1,090
Over the counter	0	40,066	0	40,066
	$856	$40,300	$0	$41,156

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(200)	(1,880)	0	(2,080)
Over the counter	0	(13,191)	0	(13,191)

	$(200)	$(15,071)	$0	$(15,271)

Totals	$800	$1,623,743	$4,076	$1,628,619

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Fund

December 31, 2015 (Unaudited)

MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 81.8%
SHORT-TERM INSTRUMENTS 81.8%
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (a) 7.1%	$125,600

TREASURY REPURCHASE AGREEMENTS (a) 74.7%	1,329,500

Total Short-Term Instruments (Cost $1,455,100)	1,455,100

Total Investments in Securities (Cost $1,455,100)	1,455,100

Total Investments 81.8% (Cost $1,455,100)	$1,455,100
Other Assets and Liabilities, net 18.2%	324,449

Net Assets 100.0%	$1,779,549

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
BPG	0.500%	12/31/2015	01/04/2016	$8,200	Ginnie Mae 4.000% due 06/20/2044	$(8,554)	$8,200	$8,201
FAR	0.600	12/31/2015	01/04/2016	100,000	Fannie Mae 3.500% due 12/01/2045	(103,246)	100,000	100,007
GSC	0.520	12/31/2015	01/04/2016	10,500	Freddie Mac 4.000% due 03/01/2043	(10,874)	10,500	10,501
SSB	0.010	12/31/2015	01/04/2016	6,900	Fannie Mae 2.140% due 11/07/2022	(7,039)	6,900	6,900
Treasury Repurchase Agreements
BPG	0.450	12/31/2015	01/04/2016	87,300	U.S. Treasury Floating Rate Notes 0.337% due 07/31/2017	(27,874)	87,300	87,304
					U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(61,295)
FAR	0.480	12/31/2015	01/04/2016	99,500	U.S. Treasury Notes 1.500% due 10/31/2019	(101,619)	99,500	99,505
FOB	0.550	12/31/2015	01/04/2016	1,800	U.S. Treasury Notes 0.625% due 08/31/2017	(1,838)	1,800	1,800
IND	0.480	12/31/2015	01/04/2016	150,000	U.S. Treasury Notes 1.375% due 08/31/2020	(153,120)	150,000	150,008
JPS	0.570	12/31/2015	01/04/2016	227,700	U.S. Treasury Notes 0.500% - 1.500% due 07/31/2017 - 12/31/2018	(233,201)	227,700	227,714
MBC	0.560	12/31/2015	01/04/2016	209,100	U.S. Treasury Notes 2.000% due 10/31/2021	(215,993)	209,100	209,113
NOM	0.500	12/31/2015	01/04/2016	50,000	U.S. Treasury Notes 2.125% due 05/15/2025	(51,072)	50,000	50,003
SCX	0.580	12/31/2015	01/04/2016	234,800	U.S. Treasury Notes 1.000% - 3.125% due 01/31/2017 - 11/15/2024	(239,649)	234,800	234,815
TDM	0.560	12/31/2015	01/04/2016	269,300	U.S. Treasury Floating Rate Note 0.305% - 0.428% due 01/31/2016 - 10/31/2017	(275,272)	269,300	269,317

Total Repurchase Agreements						$(1,490,646)	$1,455,100	$1,455,188

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Short-Term Instruments
Government Agency Repurchase Agreements	$0	$125,600	$0	$125,600
Treasury Repurchase Agreements	0	1,329,500	0	1,329,500

Total Investments	$0	$1,455,100	$0	$1,455,100

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Opportunities Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 138.6%
CORPORATE BONDS & NOTES 1.0%
BANKING & FINANCE 1.0%
PHH Corp.
7.375% due 09/01/2019		$5,000	$4,980
Preferred Term Securities Ltd.
0.892% due 09/23/2035		1,310	1,002
1.092% due 03/23/2035		4,000	2,300
SLM Student Loan Trust
0.497% due 07/25/2039	EUR	880	820
Ventas Realty LP
4.125% due 01/15/2026		$11,400	11,387

Total Corporate Bonds & Notes (Cost $20,647)			20,489

U.S. GOVERNMENT AGENCIES 37.8%
Fannie Mae
0.000% due 01/25/2033 - 07/25/2043 (b)(d)		1,592	1,397
0.180% due 01/25/2018 (a)		189,049	95
0.971% due 09/25/2022 (a)		33,642	1,655
1.022% due 02/25/2024		14	15
1.500% due 03/25/2042		2,254	1,549
2.000% due 12/25/2042		78	46
2.354% due 03/01/2023		1,004	997
2.500% due 06/25/2022		1	1
2.500% due 12/25/2027 - 02/25/2028 (a)		11,688	1,025
3.000% due 09/25/2022 - 02/25/2044		15,542	15,164
3.000% due 09/25/2039 - 12/25/2045 (a)		59,740	7,809
3.258% due 08/25/2043		81	86
3.330% due 07/01/2022		1,894	1,982
3.433% due 05/25/2042		68	71
3.490% due 07/01/2026		4,260	4,415
3.500% due 08/25/2034 - 02/25/2043 (a)		21,365	2,818
3.500% due 09/01/2039 - 05/01/2045		31,231	32,127
3.500% due 12/01/2039 - 08/01/2045 (f)		48,183	49,864
3.578% due 10/25/2041		242	237
3.600% due 08/01/2023		454	480
3.690% due 08/01/2023		3,704	3,929
3.750% due 05/25/2033		43	45
3.765% due 12/01/2025		4,500	4,762
4.000% due 02/25/2024 - 07/25/2044 (a)		23,836	4,119
4.000% due 06/01/2033 - 10/25/2044		29,141	31,104
4.000% due 07/01/2043 - 08/01/2043 (f)		10,577	11,286
4.422% due 05/25/2025		180	171
4.500% due 04/01/2031 - 01/01/2042		14,632	15,979
4.500% due 07/01/2042 (f)		4,523	4,963
5.000% due 04/25/2033 - 07/25/2040		5,367	6,003
5.178% due 06/25/2044 - 03/25/2045 (a)		109,436	18,786
5.500% due 02/25/2029 - 01/25/2032 (a)		576	109
5.500% due 07/25/2034 - 06/25/2036		3,390	3,844
5.528% due 10/25/2043 (a)		43,504	10,600
5.678% due 06/25/2037 (a)		1,185	182
5.698% due 01/25/2043 (a)		36,064	7,972
5.728% due 05/25/2042 - 08/25/2042 (a)		3,406	674
5.778% due 03/25/2042 (a)		356	62
5.784% due 03/25/2043		1,974	1,885
5.828% due 03/25/2024 - 02/25/2043 (a)		70,567	13,745
6.000% due 02/25/2033 (a)		467	93
6.000% due 02/25/2034 - 11/01/2040		1,745	1,999
6.228% due 08/25/2018 (a)		21,782	2,601
6.248% due 01/25/2018 (a)		27,485	1,071
6.278% due 08/25/2040 (a)		3,156	356
6.300% due 06/25/2031		389	407
6.328% due 09/25/2039 (a)		324	48
6.378% due 11/25/2036 (a)		3,904	674
6.410% due 04/25/2042		4	4
6.500% due 03/01/2017		64	65
7.000% due 12/25/2023 - 03/25/2049		88	103
7.011% due 05/25/2042		33	32
7.142% due 08/25/2033		1,006	1,091
7.448% due 10/25/2043		8,616	8,887
8.350% due 11/25/2042 - 08/25/2044		4,261	4,416
8.678% due 07/25/2033		1,959	2,522
8.765% due 10/25/2045		5,696	5,878
9.213% due 10/25/2041		2,168	2,379
9.257% due 06/25/2043		10,547	11,315

9.313% due 11/25/2041	5,848	6,227
11.083% due 08/25/2043	3,253	3,411
11.817% due 03/25/2040	279	344
14.314% due 05/25/2043	1,906	2,047
16.716% due 09/25/2024	31	41
18.607% due 09/25/2023	8	11
23.834% due 12/25/2036	230	344
Fannie Mae, TBA
3.000% due 01/01/2046 - 02/01/2046	144,000	143,951
3.500% due 01/01/2031 - 01/01/2046	23,300	24,363
4.000% due 02/01/2046	6,000	6,336
4.500% due 01/01/2046	7,000	7,559
Freddie Mac
0.000% due 09/15/2032 - 07/15/2042 (b)(d)	3,850	3,490
0.545% due 08/25/2022 (a)	109,973	3,265
0.889% due 09/25/2022 (a)	46,776	2,218
1.250% due 10/02/2019 (j)	16,400	16,189
1.286% due 08/25/2019 (a)	149,810	6,261
1.370% due 11/25/2019 (a)	102,642	4,677
2.479% due 12/01/2034	8,340	8,797
2.500% due 09/15/2027 - 12/15/2027 (a)	11,243	1,028
3.000% due 04/15/2027 - 12/15/2032 (a)	3,052	290
3.000% due 06/15/2036 - 07/15/2044	4,955	4,826
3.500% due 09/01/2034 - 10/15/2042	3,981	3,955
3.672% due 05/25/2025	300	278
3.722% due 10/25/2027	250	238
4.000% due 04/15/2019 - 02/15/2045	28,556	30,170
4.500% due 04/01/2019 - 11/15/2040	1,822	2,007
4.500% due 12/01/2041 (f)	6,362	6,966
5.000% due 05/15/2019	53	55
5.107% due 11/15/2042	2,689	2,571
5.183% due 03/15/2045	2,067	2,029
5.500% due 02/15/2033 - 05/15/2041	3,622	4,003
5.504% due 02/15/2033	3,068	2,779
5.670% due 06/15/2018 - 10/15/2036 (a)	2,044	252
5.770% due 08/15/2043 (a)	19,001	3,408
5.870% due 01/15/2033 - 06/15/2044 (a)	15,803	3,087
6.000% due 07/15/2035	373	491
6.100% due 02/15/2037 (a)	1,642	312
6.270% due 01/15/2041 (a)	1,482	202
6.320% due 02/15/2032 - 03/15/2035 (a)	4,542	596
6.370% due 10/15/2034 - 07/15/2042 (a)	8,929	1,570
6.420% due 03/15/2037 (a)	2,114	318
6.901% due 12/15/2023 (a)	1,011	186
7.000% due 03/01/2039	110	127
7.297% due 12/15/2042	840	831
7.500% due 06/15/2042	2,185	2,444
7.670% due 06/15/2031 (a)	434	108
7.775% due 09/17/2032	71	85
8.340% due 05/15/2024 (a)	553	66
8.372% due 05/25/2025	300	290
8.765% due 07/15/2037 - 08/15/2045	11,827	12,228
9.139% due 10/15/2040	733	792
9.213% due 09/15/2041	2,739	2,858
9.239% due 01/15/2041	570	644
9.622% due 10/25/2027	250	279
10.922% due 05/25/2028	1,365	1,370
11.172% due 03/25/2025	700	754
11.617% due 05/15/2035	441	472
11.760% due 05/15/2033	44	57
12.339% due 05/15/2033	11	13
13.468% due 02/15/2041	1,214	1,337
14.616% due 04/15/2043	3,321	3,833
15.025% due 05/15/2041	1,551	1,647
15.129% due 10/15/2033	750	1,006
15.705% due 11/15/2034	19	26
17.122% due 05/15/2035	417	500
18.407% due 10/15/2023	96	136
Ginnie Mae
0.000% due 06/20/2040 - 05/20/2041 (b)(d)	7,604	6,837
0.494% due 04/16/2053 (a)	4,698	167
0.518% due 05/16/2050 (a)	16,708	403
0.632% due 12/16/2043 (a)	9,549	37
0.642% due 11/20/2060	1,697	1,680
0.692% due 03/20/2061	919	916
0.712% due 08/20/2062	1,654	1,653
0.902% due 08/16/2048 (a)	20,631	1,105
0.912% due 09/20/2063	15,902	15,965
0.942% due 09/20/2065	3,202	3,201
1.510% due 12/16/2043 (a)	666	16
1.759% due 05/16/2053 (a)	1,181	63
1.896% due 12/20/2042	2,730	2,501
2.250% due 07/16/2045	3,280	2,596
2.500% due 03/20/2045	2	2
4.000% due 10/16/2044 (a)	4,175	789
4.500% due 07/20/2039 - 05/20/2044	11,263	12,045

4.500% due 12/16/2041 - 03/16/2043 (a)		4,744	667
5.000% due 08/20/2034 - 11/20/2045		13,134	13,386
5.000% due 09/20/2038 - 05/16/2043 (a)		5,834	844
5.500% due 02/20/2034 - 04/20/2040		31	34
5.500% due 11/16/2037 (a)		193	21
5.698% due 07/20/2043 (a)		1,708	110
5.756% due 11/16/2034 (a)		1,378	239
5.848% due 02/20/2042 (a)		1,591	175
5.878% due 07/20/2042 (a)		28,302	4,142
6.000% due 06/20/2037 - 06/20/2041		1,435	1,616
6.178% due 10/20/2033 (a)		2,061	398
6.500% due 03/15/2035		1,284	1,521
7.500% due 11/15/2030		38	44
8.000% due 05/17/2034		304	337
8.395% due 09/20/2044 - 09/20/2045		8,943	8,701
8.765% due 09/20/2045		2,780	2,770
8.796% due 12/20/2040		4,000	4,538
15.924% due 10/20/2045		7,140	8,650
Ginnie Mae, TBA
3.500% due 01/01/2046		23,000	23,922

Total U.S. Government Agencies (Cost $771,952)			771,136

U.S. TREASURY OBLIGATIONS 26.1%
U.S. Treasury Bonds
2.000% due 08/15/2025		18,200	17,747
U.S. Treasury Notes
1.625% due 11/30/2020		164,800	163,882
1.875% due 08/31/2022 (h)(j)		12,700	12,556
1.875% due 10/31/2022		7,000	6,912
2.000% due 11/30/2022 (f)		91,000	90,514
2.125% due 12/31/2022		36,000	36,072
2.250% due 11/15/2025		206,100	205,659

Total U.S. Treasury Obligations (Cost $535,309)			533,342

NON-AGENCY MORTGAGE-BACKED SECURITIES 40.2%
Alba PLC
2.832% due 12/16/2042	GBP	634	937
American Home Mortgage Assets Trust
0.712% due 08/25/2037 ^		$11,636	5,773
2.761% due 01/25/2036		2,340	1,651
American Home Mortgage Investment Trust
0.822% due 03/25/2046		13,681	11,183
2.654% due 06/25/2045		805	795
BAMLL Re-REMIC Trust
5.383% due 11/15/2016		6,752	6,841
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^		5,254	4,134
Banc of America Commercial Mortgage Trust
5.889% due 07/10/2044		374	376
Banc of America Funding Trust
2.063% due 01/26/2037		31	31
2.881% due 02/20/2036		2,207	1,805
3.007% due 01/20/2047 ^		26	22
6.000% due 09/25/2036		49	47
Banc of America Mortgage Trust
2.639% due 04/25/2035 ^		749	697
2.721% due 05/25/2034		197	195
2.866% due 06/25/2034		251	246
3.088% due 11/20/2046 ^		442	368
Banc of America Re-REMIC Trust
9.867% due 12/24/2049		762	785
Bancaja Fondo de Titulizacion de Activos
0.158% due 02/20/2036	EUR	1,826	1,923
BCAP LLC Trust
0.391% due 01/26/2037		$5,652	3,891
0.475% due 07/26/2035		1,260	1,257
1.673% due 10/26/2035		3,623	3,631
2.506% due 01/26/2034		905	899
2.858% due 12/26/2037		717	720
4.000% due 03/26/2036		3,601	3,617
Bear Stearns Adjustable Rate Mortgage Trust
2.687% due 10/25/2036 ^		595	511
2.727% due 12/25/2046 ^		2,024	1,752
2.825% due 10/25/2034		123	123
Bear Stearns ALT-A Trust
0.582% due 02/25/2034		90	83
0.742% due 08/25/2036 ^		16,889	12,585
0.922% due 01/25/2036 ^		2,884	2,302
2.660% due 08/25/2036 ^		9,615	6,102
2.747% due 04/25/2035		211	188
3.048% due 09/25/2035 ^		654	495
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		4,931	5,073

Bear Stearns Mortgage Funding Trust
0.652% due 09/25/2046 ^		232	186
Bear Stearns Structured Products, Inc. Trust
2.693% due 01/26/2036		7,539	6,231
Celtic Residential Irish Mortgage Securitisation PLC
0.135% due 12/14/2048	EUR	1,877	1,924
0.192% due 04/10/2048		5,290	5,318
CGBAM Commercial Mortgage Trust
3.177% due 02/15/2031 (a)		$138,781	4
Chase Mortgage Finance Trust
2.606% due 02/25/2037		300	302
Citigroup Commercial Mortgage Trust
1.611% due 07/15/2027		4,300	4,316
3.549% due 11/10/2048		5,000	5,027
5.425% due 10/15/2049		2,963	3,024
Citigroup Mortgage Loan Trust, Inc.
2.660% due 05/25/2035		48	48
2.730% due 03/25/2036 ^		193	185
6.000% due 08/25/2037		4,478	3,717
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		6,072	6,178
Commercial Mortgage Trust
1.837% due 12/10/2045 (a)		7,563	591
2.867% due 02/10/2048		5,000	3,765
3.424% due 03/10/2031		10,000	10,123
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		108	94
Countrywide Alternative Loan Trust
0.542% due 06/25/2036		8,342	7,330
0.612% due 09/25/2046 ^		5,420	4,758
0.733% due 11/20/2035		895	761
0.822% due 06/25/2036 ^		39	25
1.122% due 05/25/2036		420	266
1.757% due 09/25/2035		114	102
2.453% due 03/25/2047 ^		297	266
4.828% due 02/25/2035 (a)		2,115	150
5.269% due 05/25/2036		7,572	6,489
6.000% due 07/25/2036 ^		39,058	32,930
6.000% due 02/25/2037 ^		700	566
6.000% due 04/25/2037 ^		1,947	1,522
6.528% due 10/25/2037 (a)		12,348	3,666
Countrywide Asset-Backed Certificates
0.662% due 04/25/2036		620	550
Countrywide Home Loan Mortgage Pass-Through Trust
1.082% due 02/25/2035		1,135	1,053
2.428% due 01/25/2036		204	186
2.566% due 03/25/2037 ^		1,636	1,337
2.634% due 09/25/2037 ^		703	618
2.703% due 02/25/2047 ^		1,712	1,540
2.745% due 11/19/2033		39	38
2.766% due 08/25/2034 ^		1	1
4.325% due 01/25/2036 ^		9,263	8,759
5.500% due 01/25/2035		553	564
5.750% due 05/25/2037 ^		64	57
6.000% due 01/25/2038		724	652
6.250% due 09/25/2037 ^		218	212
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 06/25/2035 ^		1,374	1,449
Credit Suisse Mortgage Capital Certificates
0.551% due 12/27/2035		4,119	3,782
2.753% due 01/26/2047		9,984	7,295
4.792% due 05/27/2053		2,439	2,585
5.342% due 12/16/2043		13,000	13,165
5.383% due 09/18/2039		10,450	10,595
5.467% due 09/15/2039		6,746	6,819
5.467% due 09/16/2039		9,323	9,415
5.695% due 04/16/2049		15,000	15,502
6.562% due 10/26/2036		1,234	976
CSAB Mortgage-Backed Trust
6.000% due 11/25/2036 ^		87	42
Deco Pan Europe BV
0.179% due 10/27/2020	EUR	3,230	3,291
Deco Pan Europe PLC
0.139% due 07/27/2017		13,258	14,269
Deutsche ALT-A Securities, Inc.
0.722% due 09/25/2047 ^		$51,127	39,858
Epic Drummond Ltd.
0.137% due 01/25/2022	EUR	4,148	4,044
Eurosail PLC
1.283% due 09/13/2045	GBP	15,629	22,464
1.355% due 09/13/2045		2,163	2,819
First Horizon Alternative Mortgage Securities Trust
2.199% due 07/25/2036		$404	314
First Horizon Mortgage Pass-Through Trust
2.723% due 08/25/2035		491	440
2.739% due 11/25/2035		92	85

Global Mortgage Securitization Ltd.
0.692% due 04/25/2032		2,969	2,863
GMAC Commercial Mortgage Securities, Inc.
5.044% due 12/10/2041 ^		10,305	10,478
GMAC Mortgage Corp. Loan Trust
3.263% due 05/25/2035		76	73
Great Hall Mortgages PLC
0.663% due 06/18/2039		2,444	2,304
Greenwich Capital Commercial Funding Corp.
5.826% due 07/10/2038		2,841	2,854
GS Mortgage Securities Trust
1.469% due 08/10/2043 (a)		62,126	3,355
5.374% due 05/17/2045		500	500
5.794% due 08/10/2045		10,483	10,781
GSR Mortgage Loan Trust
6.250% due 08/25/2036 ^		1,782	1,334
HarborView Mortgage Loan Trust
0.592% due 01/19/2038		32,951	27,123
0.612% due 11/19/2036		16,336	12,304
0.712% due 08/19/2045		114	107
2.553% due 04/19/2034		314	312
Hercules Eclipse PLC
0.819% due 10/25/2018	GBP	370	538
Hudsons Bay Simon JV Trust
5.447% due 08/05/2034		$10,000	10,243
Impac Secured Assets Trust
0.592% due 01/25/2037		8,285	7,154
0.772% due 05/25/2036		96	88
IndyMac Mortgage Loan Trust
1.202% due 12/25/2034		686	587
2.544% due 08/25/2035		178	157
2.839% due 09/25/2036 ^		8,831	6,795
2.875% due 09/25/2036 ^		460	348
2.899% due 06/25/2037 ^		6,482	4,815
Infiniti SoPRANo
0.111% due 11/05/2019	EUR	16,842	17,499
Jefferies Resecuritization Trust
2.485% due 02/26/2036		$1,724	1,700
6.333% due 06/25/2047		1,923	1,874
JPMorgan Alternative Loan Trust
0.582% due 09/25/2036		4,553	4,181
0.582% due 11/25/2036 ^		5,541	4,249
3.192% due 11/25/2036 ^		7,137	6,432
6.000% due 12/27/2036		5,264	4,749
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		20,057	20,441
5.420% due 01/15/2049		8,561	8,744
5.440% due 06/12/2047		9,908	10,152
5.552% due 05/12/2045		1,444	1,461
JPMorgan Mortgage Trust
2.693% due 04/25/2035		165	166
2.726% due 07/25/2035		29	29
JPMorgan Resecuritization Trust
6.000% due 09/26/2036		12,154	8,336
La Hipotecaria Panamanian Mortgage Trust
3.258% due 11/24/2042		20,825	21,262
LB Commercial Mortgage Trust
5.517% due 07/15/2044		49	51
LB-UBS Commercial Mortgage Trust
0.539% due 02/15/2040 (a)		161,007	992
5.424% due 02/15/2040		8,339	8,537
5.858% due 07/15/2040		2,348	2,418
Leek Finance PLC
0.845% due 09/21/2038	GBP	4,692	7,209
Lehman Mortgage Trust
0.742% due 08/25/2036 ^		$374	282
5.750% due 02/25/2037		10,225	8,115
Lehman XS Trust
0.542% due 08/25/2036 ^		649	497
1.121% due 08/25/2047		8,078	5,507
Luminent Mortgage Trust
0.652% due 05/25/2037 ^		99	74
Merrill Lynch Mortgage Investors Trust
0.672% due 08/25/2036		1,289	1,275
1.244% due 10/25/2035		726	693
2.167% due 07/25/2029		26	26
2.624% due 02/25/2036 ^		1,482	1,252
MODA SRL
1.480% due 08/22/2026	EUR	8,571	9,240
Morgan Stanley Bank of America Merrill Lynch Trust
1.446% due 12/15/2048 (a)		$11,106	546
3.473% due 12/15/2047		10,000	10,008
Morgan Stanley Capital Trust
5.319% due 12/15/2043		12,344	12,597
5.328% due 11/12/2041		2,991	3,016

Morgan Stanley Mortgage Loan Trust
0.692% due 09/25/2035		1,761	1,750
0.792% due 11/25/2035		3,628	3,439
1.322% due 02/25/2036 ^		1,094	943
2.777% due 09/25/2035 ^		227	171
2.809% due 06/25/2037		2,479	1,650
5.500% due 10/25/2037		1,475	1,388
5.701% due 02/25/2047		4,043	2,970
Mortgage Equity Conversion Asset Trust
0.810% due 02/25/2042		2,667	2,274
0.840% due 10/25/2041		1,849	1,516
1.140% due 01/25/2042		15,968	13,573
1.150% due 05/25/2042		5,418	4,721
New York Mortgage Trust
0.752% due 08/25/2035		1,608	1,499
RBSSP Resecuritization Trust
0.725% due 09/26/2034		451	427
9.391% due 06/26/2037		927	548
Residential Accredit Loans, Inc. Trust
0.622% due 10/25/2046		3,877	2,933
0.632% due 04/25/2046		10,673	5,086
0.722% due 08/25/2035		416	325
0.772% due 08/25/2035 ^		2,442	1,803
0.822% due 10/25/2045		364	262
3.472% due 05/25/2035 ^		206	177
6.000% due 10/25/2034		614	647
8.000% due 04/25/2036 ^		539	520
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^		165	116
6.250% due 08/25/2036		1,240	1,143
Residential Funding Mortgage Securities, Inc. Trust
3.750% due 04/25/2037		1,536	1,330
Royal Bank of Scotland Capital Funding Trust
5.420% due 01/16/2049		1,475	1,500
5.509% due 04/16/2047		1,900	1,907
5.695% due 09/16/2040		1,229	1,264
5.917% due 06/16/2049		3,774	3,867
5.952% due 02/16/2051		1,055	1,072
Rural Hipotecario Fondo De Titulizacion Hipotec
0.161% due 02/13/2033	EUR	620	659
Sandwell Commercial Finance PLC
0.990% due 09/30/2037	GBP	2,345	3,350
Sequoia Mortgage Trust
2.691% due 07/20/2037		$288	245
Sovereign Commercial Mortgage Securities Trust
6.009% due 07/22/2030		526	525
SRERS Funding Ltd.
0.537% due 05/09/2046		1,782	1,731
Structured Adjustable Rate Mortgage Loan Trust
2.586% due 08/25/2035		382	358
Structured Asset Mortgage Investments Trust
0.602% due 07/25/2046		157	126
0.612% due 07/25/2046 ^		11,197	7,781
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.439% due 09/25/2033		349	338
Theatre Hospitals PLC
3.579% due 10/15/2031	GBP	1,367	1,897
Thornburg Mortgage Securities Trust
1.322% due 03/25/2044		$117	106
Titan Europe Ltd.
0.167% due 04/23/2017	EUR	1,761	1,846
UBS-Barclays Commercial Mortgage Trust
0.172% due 08/10/2049 (a)		$178,586	2,561
Ulysses European Loan Conduit PLC
0.739% due 07/25/2017	GBP	7,050	10,029
Virgil Mortgage PLC
2.835% due 03/12/2045		3,294	4,863
Wachovia Bank Commercial Mortgage Trust
0.561% due 04/15/2047		$17,000	16,462
5.713% due 06/15/2049		3,500	3,589
WaMu Commercial Mortgage Securities Trust
5.449% due 03/23/2045		272	276
5.773% due 03/23/2045		2,200	2,221
WaMu Mortgage Pass-Through Certificates Trust
0.812% due 10/25/2044		7,913	7,704
1.027% due 04/25/2047		2,306	1,740
1.162% due 11/25/2034		2,210	2,110
1.257% due 02/25/2046		675	623
2.224% due 07/25/2037 ^		201	172
2.596% due 12/25/2035 ^		3,453	3,091
3.824% due 12/25/2036 ^		2,319	2,116
4.007% due 03/25/2037 ^		15,136	13,258
4.408% due 07/25/2037 ^		133	123
Washington Mutual Mortgage Pass-Through Certificates Trust
0.672% due 02/25/2036		619	452
0.957% due 01/25/2047		4,093	2,973

4.530% due 09/25/2036 ^		8,551	4,669
5.750% due 11/25/2035 ^		2,245	2,032
Wells Fargo Alternative Loan Trust
0.962% due 03/25/2037 ^		1,860	1,361
Wells Fargo Mortgage-Backed Securities Trust
0.922% due 06/25/2037 ^		395	345
2.664% due 02/25/2035		31	30
2.736% due 08/25/2033		34	35
2.738% due 05/25/2036 ^		157	150
2.744% due 04/25/2036 ^		329	322
2.752% due 03/25/2036		1,014	1,014
2.807% due 01/25/2035		202	202
6.000% due 09/25/2036 ^		65	63
Windermere CMBS Ltd.
0.397% due 04/22/2018	EUR	1,893	1,959

Total Non-Agency Mortgage-Backed Securities (Cost $807,544)			820,729

ASSET-BACKED SECURITIES 26.0%
Accredited Mortgage Loan Trust
0.552% due 02/25/2037		$1,282	1,231
0.700% due 09/25/2035		3,405	2,867
ACE Securities Corp. Home Equity Loan Trust
0.722% due 02/25/2036		3,655	3,295
1.102% due 09/25/2035		5,691	4,599
1.397% due 11/25/2033		1,841	1,733
1.592% due 02/25/2035		19,953	18,059
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.872% due 07/25/2035		6,400	5,792
0.892% due 05/25/2035		5,000	4,782
1.337% due 01/25/2035		5,152	4,244
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.212% due 10/25/2033		1,977	1,860
Asset-Backed Funding Certificates Trust
1.042% due 04/25/2034		4,304	4,254
1.672% due 06/25/2034		2,315	2,178
Asset-Backed Securities Corp. Home Equity Loan Trust
1.142% due 06/25/2035		1,223	1,162
1.382% due 11/25/2033		2,666	2,405
Atrium CDO Corp.
1.421% due 11/16/2022		7,641	7,611
Avoca CLO PLC
0.259% due 01/16/2023	EUR	277	301
Babson CLO Ltd.
2.326% due 09/28/2021		$1,450	1,451
Bear Stearns Asset-Backed Securities Trust
0.622% due 12/25/2036		7,648	7,005
0.622% due 04/25/2037 ^		5,856	5,790
0.922% due 12/25/2035		400	368
Bridgeport CLO Ltd.
0.763% due 06/18/2021		3,119	3,060
Business Loan Express Business Loan Trust
0.712% due 09/25/2038		6,230	5,449
Carlyle Global Market Strategies CLO Ltd.
1.547% due 04/20/2022		10,400	10,351
Carrington Mortgage Loan Trust
0.642% due 12/25/2036		11,809	6,759
Centerline REIT, Inc.
4.760% due 09/21/2045		8,457	8,609
Centex Home Equity Loan Trust
3.735% due 02/25/2032		1,021	1,028
Chapel BV
0.577% due 11/17/2064	EUR	5,398	5,518
Citigroup Mortgage Loan Trust, Inc.
0.562% due 05/25/2037		$1,011	999
0.582% due 09/25/2036		966	712
0.682% due 07/25/2045		10,476	7,436
0.722% due 10/25/2036		14,266	10,026
0.832% due 10/25/2035		1,700	1,574
Countrywide Asset-Backed Certificates
0.552% due 12/25/2036 ^		2,126	1,918
0.562% due 07/25/2037 ^		6,711	5,854
0.572% due 05/25/2037		13,400	12,217
0.602% due 06/25/2047		333	305
0.622% due 04/25/2036		609	590
0.642% due 09/25/2047		2,600	2,012
0.722% due 07/25/2036		500	458
0.902% due 01/25/2036		900	824
1.052% due 02/25/2036		2,000	1,600
1.382% due 08/25/2035		4,502	4,252
1.427% due 12/25/2034		2,524	2,513
Countrywide Asset-Backed Certificates Trust
0.582% due 03/25/2037		2,814	2,609
0.682% due 09/25/2046		1,300	865
0.902% due 07/25/2035		2,675	2,668

0.922% due 08/25/2047		701	692
1.222% due 08/25/2047		500	430
1.322% due 10/25/2034		3,182	3,075
Credit-Based Asset Servicing and Securitization LLC
0.317% due 07/25/2037		224	143
0.482% due 11/25/2036		2,518	1,393
1.367% due 04/25/2036		10,634	8,906
5.236% due 10/25/2036		1,100	1,070
Dryden Senior Loan Fund
1.491% due 01/15/2022		3,715	3,709
EMC Mortgage Loan Trust
0.771% due 08/25/2040		1,553	1,464
Equifirst Loan Securitization Trust
0.612% due 04/25/2037		1,098	883
Eurocredit CDO BV
1.242% due 02/22/2020	EUR	379	412
Faxtor ABS BV
0.949% due 07/25/2094		3,000	3,152
First Franklin Mortgage Loan Trust
0.582% due 04/25/2036		$8,365	7,059
0.922% due 12/25/2035		6,100	4,307
0.932% due 09/25/2035		728	726
1.232% due 04/25/2035		4,238	4,022
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023		8,063	8,055
GSAA Home Equity Trust
0.652% due 04/25/2047		4,805	3,031
6.000% due 08/25/2047		2,147	1,972
GSAA Trust
0.722% due 05/25/2047		1,161	858
GSAMP Trust
0.542% due 12/25/2036		1,236	683
House of Europe Funding PLC
0.067% due 12/15/2090	EUR	23,126	24,408
HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036		$8,533	5,104
0.812% due 11/25/2035		1,700	1,207
ING IM CLO Ltd.
1.536% due 03/14/2022		20,511	20,448
JPMorgan Mortgage Acquisition Trust
0.572% due 03/25/2037		5,536	5,498
0.582% due 05/25/2036		5,539	5,376
0.592% due 04/25/2036		6,446	6,070
Kingsland Ltd.
0.597% due 08/24/2021		3,675	3,638
LCM LP
1.575% due 10/19/2022		10,000	9,936
Lehman XS Trust
0.592% due 01/25/2037		545	484
Lockwood Grove CLO Ltd.
1.690% due 01/25/2024		1,600	1,594
Long Beach Mortgage Loan Trust
1.217% due 06/25/2034		228	221
1.322% due 06/25/2035		5,000	4,658
MASTR Asset-Backed Securities Trust
0.572% due 06/25/2036		11,599	6,258
0.582% due 10/25/2036		3,900	2,271
0.662% due 10/25/2036		8,703	5,554
0.872% due 10/25/2035		740	732
Merrill Lynch Mortgage Investors Trust
0.532% due 08/25/2037		841	509
0.942% due 06/25/2035		1,115	1,077
1.142% due 06/25/2035		895	821
Morgan Stanley ABS Capital, Inc. Trust
1.472% due 04/25/2035		200	145
Morgan Stanley Mortgage Loan Trust
0.662% due 04/25/2037		2,582	1,287
5.726% due 10/25/2036 ^		4,069	2,360
N-Star Real Estate CDO Ltd.
0.848% due 06/16/2041		2,399	2,351
National Collegiate Student Loan Trust
0.552% due 06/26/2028		2,417	2,350
0.552% due 11/27/2028		4,863	4,833
0.562% due 12/27/2027		1,184	1,175
0.702% due 04/25/2029		2,788	2,747
0.983% due 06/25/2029		5,000	4,504
Navient Private Education Loan Trust
3.250% due 05/15/2040		7,500	7,267
Neuberger Berman CLO Ltd.
1.445% due 07/25/2023		6,600	6,583
New Century Home Equity Loan Trust
0.652% due 02/25/2036		22	22
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.832% due 02/25/2036		2,500	2,279
OHA Credit Partners Ltd.
1.582% due 05/15/2023		9,909	9,860

Option One Mortgage Loan Trust
0.612% due 01/25/2036		2,117	2,066
0.922% due 08/25/2032		1,119	1,063
Option One Mortgage Loan Trust Asset-Backed Certificates
0.962% due 06/25/2032		437	399
1.062% due 07/25/2033		1,074	1,011
Ownit Mortgage Loan Trust
1.352% due 03/25/2036		2,629	2,594
Pangaea ABS SPV
0.129% due 12/28/2096	EUR	12,436	13,085
Panther CDO BV
0.304% due 03/20/2084		8,074	8,473
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.442% due 10/25/2034		$10,000	9,686
2.297% due 09/25/2034		700	677
RAAC Trust
0.722% due 06/25/2044		107	92
1.122% due 03/25/2034		483	465
Residential Asset Mortgage Products Trust
0.582% due 02/25/2037		3,120	2,870
Residential Asset Securities Corp. Trust
0.572% due 07/25/2036		10,370	9,221
0.672% due 04/25/2037		400	369
RMF Euro CDO PLC
0.419% due 07/18/2023	EUR	900	961
Securitized Asset-Backed Receivables LLC Trust
1.397% due 03/25/2035		$617	589
SG Mortgage Securities Trust
0.852% due 10/25/2035		3,000	2,847
Specialty Underwriting & Residential Finance Trust
0.572% due 09/25/2037		2,506	1,475
0.572% due 11/25/2037		1,100	597
0.772% due 03/25/2037		762	412
Stone Tower CLO Ltd.
0.545% due 04/17/2021		7,074	6,995
Structured Asset Securities Corp. Mortgage Loan Trust
0.582% due 03/25/2036		3,474	3,356
Symphony CLO LP
1.617% due 04/16/2022		19,780	19,696
2.817% due 04/16/2022		3,000	3,005
Tropic CDO Ltd.
0.641% due 07/15/2036		18,248	12,135
1.071% due 04/15/2034		2,895	2,171
Vibrant CLO Ltd.
1.655% due 07/17/2024		25,000	24,862
Voya CLO Ltd.
1.621% due 10/15/2022		5,000	4,962
Wells Fargo Home Equity Asset-Backed Securities Trust
1.002% due 03/25/2035		500	461
Wrightwood Capital Real Estate CDO Ltd.
0.698% due 11/21/2040		2,537	2,479

Total Asset-Backed Securities (Cost $525,970)			529,936

	SHARES
REAL ESTATE INVESTMENT TRUSTS 3.1%
FINANCIALS 3.1%
American Capital Agency Corp.		3,128,778	54,253
Annaly Capital Management, Inc.		948,628	8,898

Total Real Estate Investment Trusts (Cost $68,287)			63,151

SHORT-TERM INSTRUMENTS 4.4%
REPURCHASE AGREEMENTS (e) 3.0%			60,332

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 1.4%
0.308% due 01/07/2016 - 06/30/2016 (c)(f)(j)	$27,610	27,587

Total Short-Term Instruments (Cost $87,915)		87,919

Total Investments in Securities (Cost $2,817,624)		2,826,702

	SHARES
INVESTMENTS IN AFFILIATES 4.8%
SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	10,009,917	98,838

Total Short-Term Instruments (Cost $99,140)		98,838

Total Investments in Affiliates (Cost $99,140)		98,838

Total Investments 143.4% (Cost $2,916,764)		$2,925,540
Financial Derivative Instruments (g)(i) (1.0%) (Cost or Premiums, net $(15,642))		(20,124)
Other Assets and Liabilities, net (42.4%)		(865,790)

Net Assets 100.0%		$2,039,626

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.200%	12/28/2015	01/12/2016	$59,775	U.S. Treasury Notes 1.625% due 11/30/2020	$(59,751)	$59,775	$59,777
SSB	0.010	12/31/2015	01/04/2016	557	Fannie Mae 2.170% due 10/17/2022	(571)	557	557

Total Repurchase Agreements						$(60,322)	$60,332	$60,334

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	0.750%	12/10/2015	01/14/2016	$(69,682)	$(69,718)
GRE	0.900	12/30/2015	01/06/2016	(30,348)	(30,352)
	1.000	12/31/2015	01/07/2016	(1,588)	(1,588)

Total Reverse Repurchase Agreements					$(101,658)

(2)	As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(385,681) at a weighted average interest rate of 0.253%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA *	3.000%	01/01/2046	$14,900	$(14,805)	$(14,896)
Fannie Mae, TBA *	3.500	01/01/2046	82,000	(84,514)	(84,581)
Fannie Mae, TBA *	3.500	02/01/2046	70,000	(71,884)	(72,053)
Fannie Mae, TBA *	4.500	01/01/2046	94,000	(101,433)	(101,505)
Fannie Mae, TBA *	4.500	02/01/2046	73,000	(78,662)	(78,709)
U.S. Treasury Bonds	2.000	08/15/2025	34,100	(33,351)	(33,529)
U.S. Treasury Notes	1.625	11/30/2020	60,000	(59,712)	(59,759)

Total Short Sales				$(444,361)	$(445,032)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.
(3)	Payable for short sales includes $371 of accrued interest.

(f)	Securities with an aggregate market value of $108,221 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	Long	03/2016	231	$(47)	$69	$0

Total Futures Contracts				$(47)	$69	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.850%	05/18/2017	$352,200	$2,623	$1,959	$73	$0
Receive	3-Month USD-LIBOR	1.500	12/16/2017	171,400	(1,253)	(436)	0	(38)
Pay	3-Month USD-LIBOR	1.750	12/16/2018	168,700	1,828	170	73	0
Receive	3-Month USD-LIBOR	2.500	06/17/2022	7,400	(286)	(51)	0	(22)
Receive	3-Month USD-LIBOR	2.250	12/16/2022	1,000	(21)	(32)	0	(3)
Receive	3-Month USD-LIBOR	2.400	06/30/2025	56,500	(1,733)	(2,080)	0	(207)
Receive	3-Month USD-LIBOR	2.220	07/09/2025	70,000	(928)	(2,394)	0	(243)
Receive	3-Month USD-LIBOR	2.500	09/18/2025	80,000	(2,745)	(2,049)	0	(286)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	66,500	(1,343)	101	0	(562)

					$(3,858)	$(4,812)	$146	$(1,361)

Total Swap Agreements					$(3,858)	$(4,812)	$146	$(1,361)

(h)	Securities with an aggregate market value of $8,961 and cash of $3,401 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2016		$49,775	GBP	33,540	$0	$(330)
	02/2016	GBP	33,540		$49,777	328	0
DUB	01/2016		24,657		37,171	821	0
HUS	01/2016	EUR	115,240		122,808	0	(2,429)
JPM	02/2016	GBP	5,387		8,176	234	0
MSB	01/2016		8,883		13,392	297	0
	02/2016		$2,776	GBP	1,832	0	(76)
UAG	01/2016		125,877	EUR	115,240	0	(639)
	02/2016	EUR	115,240		$125,965	642	0

Total Forward Foreign Currency Contracts						$2,322	$(3,474)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	01/04/2016	$1,800,000	$2,281	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.310	01/14/2016	19,000	125	41
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	02/10/2016	35,000	168	26
FBF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	03/17/2016	90,000	553	410
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	06/30/2016	1,000,000	3,375	3,049
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	01/07/2016	18,700	109	2
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	01/04/2016	440,000	398	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400	04/06/2016	2,525,500	2,916	124
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.423	03/02/2016	57,000	299	274
NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.370	01/04/2016	96,000	442	0
SOG	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	03/21/2016	52,000	310	312
							$10,976	$4,238

Total Purchased Options							$10,976	$4,238

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	03/21/2016	$50,000	$(265)	$(200)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.810	01/14/2016	19,000	(125)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.050	02/10/2016	35,000	(179)	(90)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	02/08/2016	64,000	(338)	(40)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.875	01/07/2016	18,700	(110)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	02/01/2016	90,000	(2,736)	(519)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	02/01/2016	90,000	(2,736)	(823)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.923	03/02/2016	57,000	(299)	(106)
SOG	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	03/21/2016	50,000	(155)	(166)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.855	03/21/2016	11,400	(155)	(167)

							$(7,098)	$(2,111)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC Fannie Mae 3.000% due 01/01/2046	$100.023	01/06/2016	$6,000	$(21)	$(12)
	Call - OTC Fannie Mae 3.000% due 01/01/2046	100.375	01/06/2016	4,000	(13)	(3)
	Put - OTC Fannie Mae 3.500% due 01/01/2046	102.602	01/06/2016	23,000	(61)	(4)
	Call - OTC Fannie Mae 3.500% due 01/01/2046	103.281	01/06/2016	47,000	(121)	(51)
	Call - OTC Fannie Mae 3.500% due 01/01/2046	103.492	01/06/2016	49,000	(111)	(22)
	Call - OTC Fannie Mae 3.500% due 02/01/2046	103.684	02/04/2016	21,000	(48)	(42)

					$(375)	$(134)

Total Written Options					$(7,473)	$(2,245)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$6,363	$(2,195)	$936	$0	$(1,259)
	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	14,411	(3,074)	311	0	(2,763)
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	1,035	(223)	25	0	(198)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	25,000	(1,384)	180	0	(1,204)
CBK	CMBX.NA.AAA.4 Index	0.350	02/17/2051	1,930	(89)	83	0	(6)
FBF	CMBX.NA.AAA.3 Index	0.080	12/13/2049	11,065	(455)	411	0	(44)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	184	(9)	8	0	(1)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	45,000	(991)	(42)	0	(1,033)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	20,000	(609)	(93)	0	(702)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	5,000	(209)	(32)	0	(241)
GST	CMBX.NA.AAA.4 Index	0.350	02/17/2051	643	(31)	29	0	(2)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	50,000	(2,497)	90	0	(2,407)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	10,000	(170)	(136)	0	(306)
MEI	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	15,000	(306)	(153)	0	(459)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	5,000	(153)	(125)	0	(278)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	40,000	(2,938)	(2,058)	0	(4,996)
MYC	CMBX.NA.AAA.7 Index	0.500	01/17/2047	50,000	(1,889)	134	0	(1,755)
SAL	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	8,629	(1,640)	(15)	0	(1,655)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	10,000	(283)	(273)	0	(556)

					$(19,145)	$(720)	$0	$(19,865)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	$3,038		$(13)	$0	$(13)
	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	22,286		42	42	0
FBF	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	5,456		10	10	0
GST	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	13,948		27	27	0
SAL	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	4,728		(20)	0	(20)

								$46	$79	$(33)

Total Swap Agreements							$(19,145)	$(674)	$79	$(19,898)

(j)	Securities with an aggregate market value of $24,987 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$20,489	$0	$20,489
U.S. Government Agencies	0	768,001	3,135	771,136
U.S. Treasury Obligations	0	533,342	0	533,342
Non-Agency Mortgage-Backed Securities	0	777,379	43,350	820,729
Asset-Backed Securities	0	521,327	8,609	529,936
Real Estate Investment Trusts
Financials	63,151	0	0	63,151
Short-Term Instruments
Repurchase Agreements	0	60,332	0	60,332
U.S. Treasury Bills	0	27,587	0	27,587
	$63,151	$2,708,457	$55,094	$2,826,702

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	98,838	0	0	98,838

Total Investments	$161,989	$2,708,457	$55,094	$2,925,540

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(351,744)	0	(351,744)
U.S. Treasury Obligations	0	(93,288)	0	(93,288)
	$0	$(445,032)	$0	$(445,032)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	69	146	0	215
Over the counter	0	6,639	0	6,639
	$69	$6,785	$0	$6,854

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,361)	0	(1,361)
Over the counter	0	(25,617)	0	(25,617)

	$0	$(26,978)	$0	$(26,978)

Totals	$162,058	$2,243,232	$55,094	$2,460,384

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (2)
Investments in Securities, at Value
U.S. Government Agencies	$0	$3,132	$0	$0	$0	$3	$0	$0	$3,135	$3
Non-Agency Mortgage-Backed Securities	42,387	5,237	(1,604)	103	53	(245)	4	(2,585)	43,350	(283)
Asset-Backed Securities	0	9,335	(695)	(1)	(14)	(16)	0	0	8,609	(16)

	$42,387	$17,704	$(2,299)	$102	$39	$(258)	$4	$(2,585)	$55,094	$(296)
Financial Derivative Instruments - Assets
Over the counter	1,146	0	0	0	0	(1,146)	0	0	0	0

Totals	$43,533	$17,704	$(2,299)	$102	$39	$(1,404)	$4	$(2,585)	$55,094	$(296)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$3,135	Proxy Pricing	Base Price	98.38
Mortgage-Backed Securities	4	Other Valuation Techniques (3)	—	—
	21,262	Proxy Pricing	Base Price	102.19
	22,084	Third Party Vendor	Broker Quote	82.00 - 99.69
Asset-Backed Securities	8,609	Third Party Vendor	Broker Quote	101.80

Total	$55,094

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage-Backed Securities Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 160.1%
U.S. GOVERNMENT AGENCIES 149.6%
Fannie Mae
0.000% due 07/25/2022 (b)(c)	$12	$11
0.281% due 12/25/2036	2,129	2,126
0.542% due 03/25/2034	500	498
0.572% due 08/25/2034	35	34
0.662% due 06/25/2033	33	32
0.682% due 06/25/2032	153	147
0.722% due 03/25/2018	62	62
0.760% due 04/18/2028	2	2
0.762% due 11/25/2032	69	68
0.872% due 05/25/2023 - 07/25/2036	1,208	1,219
0.922% due 03/25/2017 - 03/25/2032	286	289
1.072% due 02/25/2024	170	171
1.122% due 10/25/2037	1,219	1,239
1.300% due 02/01/2036	299	300
1.303% due 05/01/2033	182	189
1.422% due 04/25/2023 - 04/25/2032	143	148
1.443% due 08/01/2042 - 10/01/2044	1,078	1,104
1.748% due 03/01/2032	51	54
1.765% due 08/01/2027	294	309
1.931% due 01/01/2035	73	76
1.942% due 02/01/2035 - 04/01/2035	291	307
1.944% due 01/01/2035	58	60
1.954% due 12/01/2034	19	20
1.955% due 02/01/2035	46	48
1.956% due 01/01/2035	92	97
1.966% due 01/01/2035	44	46
1.980% due 01/01/2035	259	271
1.984% due 03/01/2035	40	42
1.988% due 03/01/2035	6	6
2.000% due 01/01/2028 - 09/01/2029	986	979
2.047% due 05/01/2035	50	53
2.050% due 05/01/2035	352	371
2.091% due 12/01/2034	9	10
2.110% due 03/01/2035	27	29
2.111% due 11/01/2035	84	88
2.169% due 10/01/2035	20	21
2.175% due 09/01/2034	375	395
2.220% due 02/01/2035	58	62
2.221% due 02/01/2035	28	29
2.257% due 11/01/2034	23	24
2.261% due 02/01/2035	53	57
2.298% due 10/01/2035	65	70
2.326% due 05/25/2035	189	199
2.333% due 01/25/2022 (a)	6,747	644
2.338% due 02/01/2035	43	45
2.354% due 03/01/2023	1,513	1,503
2.371% due 04/01/2033 - 07/01/2035	194	205
2.379% due 07/01/2035	45	48
2.386% due 12/01/2034	433	455
2.413% due 05/01/2035	140	148
2.421% due 12/01/2035	326	329
2.474% due 10/01/2028	9	9
2.487% due 09/01/2035	300	319
2.500% due 03/01/2027 - 08/01/2045	2,596	2,585
2.501% due 06/01/2030	8	8
2.655% due 11/01/2035	111	115
2.662% due 07/01/2035	91	97
2.755% due 10/01/2032	226	228
2.963% due 05/01/2023	5	5
3.000% due 03/01/2028 - 12/01/2045	17,423	17,851
3.330% due 07/01/2022	732	766
3.500% due 09/01/2039 - 12/01/2045	10,264	10,585
3.578% due 10/25/2041	28	27
3.600% due 08/01/2023	454	480
4.000% due 09/01/2018 - 12/01/2045	28,378	30,167
4.500% due 05/01/2018 - 08/01/2041	6,688	6,991
5.000% due 01/01/2019 - 01/01/2024	818	870
5.178% due 06/25/2044 (a)	1,557	248
5.500% due 08/01/2024 - 11/01/2039	1,325	1,491
5.784% due 03/25/2043	282	269
5.990% due 08/01/2017	1,045	1,058
6.000% due 07/01/2017 - 11/01/2040	4,007	4,510
6.500% due 06/01/2021 - 11/01/2037	1,543	1,781
7.000% due 09/25/2023	16	18

7.500% due 09/01/2034	1	2
7.750% due 08/25/2022	10	11
8.765% due 10/25/2045	715	738
Fannie Mae, TBA
2.500% due 01/01/2031	3,000	3,023
3.000% due 01/01/2031 - 02/01/2046	11,600	11,638
3.500% due 01/01/2031	13,000	13,613
4.000% due 01/01/2046	7,000	7,406
4.500% due 01/01/2046	3,000	3,240
5.000% due 01/01/2046	9,000	9,907
Federal Housing Administration
7.430% due 06/01/2019	28	28
Freddie Mac
0.581% due 05/15/2035	70	70
0.731% due 06/15/2032 - 12/15/2032	388	389
0.781% due 12/15/2031	109	109
0.831% due 09/15/2030	11	11
0.832% due 01/25/2023 (a)	23,218	1,065
1.041% due 11/25/2022 (a)	10,499	600
1.229% due 04/25/2021 (a)	6,579	358
1.231% due 02/15/2021	202	204
1.250% due 10/02/2019 (g)	3,100	3,060
1.370% due 11/25/2019 (a)	35,783	1,631
1.375% due 11/25/2019 (a)	3,754	159
1.443% due 02/25/2045	312	317
1.889% due 02/01/2018	11	12
2.233% due 02/01/2035	9	10
2.250% due 01/01/2035 - 03/01/2035	77	81
2.487% due 02/01/2035	11	12
2.497% due 04/01/2035	100	105
2.500% due 10/01/2030 - 12/01/2030	1,000	1,011
2.501% due 04/01/2035	63	66
2.506% due 02/01/2028	53	55
2.509% due 02/01/2035	27	29
2.520% due 09/01/2035	309	323
2.525% due 03/01/2035	22	23
2.526% due 01/01/2034	22	23
2.576% due 05/01/2032	18	19
2.610% due 08/01/2036	43	45
2.615% due 11/01/2031	34	36
2.717% due 06/01/2035	43	46
2.773% due 11/01/2028	2	2
2.969% due 08/01/2025	2	2
3.000% due 06/15/2037 - 10/01/2045	5,343	5,267
4.000% due 03/15/2042 - 07/01/2043	665	671
4.500% due 03/15/2021 - 04/01/2044	1,268	1,383
5.000% due 10/01/2029 - 07/01/2041	7,228	7,928
5.500% due 12/01/2017 - 06/01/2040	4,314	4,780
6.000% due 11/01/2027 - 05/01/2040	1,962	2,218
6.500% due 12/15/2023 - 05/15/2028	295	332
8.000% due 06/15/2026	7	8
11.617% due 05/15/2035	220	236
15.025% due 05/15/2041	367	389
Freddie Mac, TBA
3.000% due 01/01/2046	5,000	4,990
3.500% due 01/01/2046 - 02/01/2046	14,000	14,397
4.000% due 02/01/2046	11,000	11,596
4.500% due 01/01/2046	11,000	11,850
6.000% due 01/01/2046	1,000	1,125
Ginnie Mae
0.545% due 02/16/2032 - 07/16/2032	30	30
0.595% due 08/16/2032	158	159
0.895% due 04/16/2032	116	117
0.912% due 09/20/2063	1,061	1,065
0.942% due 09/20/2065	1,101	1,100
1.192% due 04/20/2063 - 08/20/2063	4,088	4,159
1.492% due 09/20/2063	900	924
1.750% due 06/20/2017 - 03/20/2027	2	2
1.875% due 07/20/2022 - 08/20/2026	10	10
2.000% due 02/20/2017 - 03/20/2043	94	88
2.500% due 12/20/2021	3	3
3.000% due 03/15/2045	10,705	10,852
3.500% due 02/20/2018 - 12/15/2045	2,343	2,381
4.000% due 03/20/2016 - 03/20/2018	7	7
4.500% due 01/15/2035 - 07/20/2045	9,176	9,897
5.000% due 11/20/2034 - 08/20/2045	8,905	9,798
5.500% due 09/15/2033 - 12/15/2039	491	546
6.000% due 05/20/2042	140	156
6.500% due 07/15/2024 - 08/15/2038	602	690
7.500% due 08/15/2027	1	1
8.765% due 09/20/2045	1,192	1,187
Ginnie Mae, TBA
3.000% due 01/01/2046	9,000	9,119
3.500% due 01/01/2046 - 02/01/2046	20,200	21,036
4.000% due 01/01/2046	19,200	20,383

4.500% due 01/01/2046	6,000	6,465

Total U.S. Government Agencies (Cost $319,687)		322,041

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
Angel Oak Mortgage Trust LLC
4.500% due 11/25/2045	100	100
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	114	117
Banc of America Funding Ltd.
0.503% due 10/03/2039	139	137
Banc of America Funding Trust
0.692% due 05/20/2035 ^	102	71
3.007% due 01/20/2047 ^	563	478
Banc of America Mortgage Trust
3.550% due 07/20/2032	38	38
Bear Stearns ALT-A Trust
4.193% due 11/25/2036 ^	1,180	858
CBA Commercial Small Balance Commercial Mortgage
0.702% due 12/25/2036	196	177
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.702% due 01/25/2035	59	53
Citigroup Mortgage Loan Trust, Inc.
1.021% due 08/25/2035 ^	983	745
Countrywide Alternative Loan Trust
0.591% due 11/25/2035 ^	2	1
0.602% due 07/20/2046 ^	123	90
0.632% due 05/25/2035	652	544
0.672% due 09/25/2046 ^	394	179
0.672% due 10/25/2046 ^	84	60
0.682% due 09/20/2046	334	142
0.692% due 05/25/2036 ^	18	18
0.762% due 10/25/2046 ^	241	28
Countrywide Home Loan Mortgage Pass-Through Trust
0.712% due 04/25/2035	336	282
0.722% due 04/25/2046 ^	52	33
0.762% due 03/25/2036	96	50
0.772% due 02/25/2036 ^	29	25
1.002% due 02/25/2035	9	8
1.342% due 09/25/2034	294	212
2.180% due 06/19/2031	41	38
2.390% due 04/25/2035	824	690
Credit Suisse First Boston Mortgage Securities Corp.
2.605% due 09/25/2034	363	357
Credit Suisse Mortgage Capital Certificates
4.792% due 05/27/2053	488	517
DBUBS Mortgage Trust
3.742% due 11/10/2046	1,131	1,133
GreenPoint Mortgage Funding Trust
0.622% due 10/25/2046	360	256
0.622% due 12/25/2046 ^	323	203
0.692% due 04/25/2036 ^	34	23
0.742% due 09/25/2046 ^	362	197
0.762% due 10/25/2046	353	201
GSR Mortgage Loan Trust
0.682% due 08/25/2046	319	137
HarborView Mortgage Loan Trust
0.652% due 09/19/2046 ^	8	0
HomeBanc Mortgage Trust
0.602% due 12/25/2036	236	209
IndyMac Mortgage Loan Trust
0.622% due 11/25/2046	331	237
La Hipotecaria Panamanian Mortgage Trust
3.258% due 11/24/2042	1,172	1,196
LB Commercial Mortgage Trust
5.517% due 07/15/2044	98	101
Lehman XS Trust
0.742% due 11/25/2046 ^	367	166
MASTR Adjustable Rate Mortgages Trust
0.521% due 05/25/2047 ^	342	217
0.561% due 05/25/2047 ^	350	164
MASTR Alternative Loan Trust
0.822% due 03/25/2036	1,161	288
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.031% due 11/15/2031	119	112
Residential Accredit Loans, Inc. Trust
0.622% due 12/25/2046 ^	347	241
0.652% due 05/25/2037 ^	75	18
0.692% due 05/25/2046 ^	313	194
3.174% due 08/25/2035 ^	216	114
Sequoia Mortgage Trust
0.967% due 10/20/2027	16	15
1.102% due 10/19/2026	92	90
Structured Asset Mortgage Investments Trust
1.062% due 09/19/2032	45	44

Thornburg Mortgage Securities Trust
2.383% due 09/25/2037	126	122
UBS-Barclays Commercial Mortgage Trust
1.305% due 04/10/2046 (a)	3,392	225
WaMu Commercial Mortgage Securities Trust
5.449% due 03/23/2045	297	301
WaMu Mortgage Pass-Through Certificates Trust
0.642% due 07/25/2046 ^	2	0
0.922% due 07/25/2044	202	184
1.122% due 12/25/2045	330	146
Washington Mutual Mortgage Pass-Through Certificates Trust
0.672% due 07/25/2046 ^	33	15
1.027% due 04/25/2047 ^	84	10
Wells Fargo Commercial Mortgage Trust
2.061% due 10/15/2045 (a)	3,318	291

Total Non-Agency Mortgage-Backed Securities (Cost $13,361)		12,898

ASSET-BACKED SECURITIES 4.4%
Amortizing Residential Collateral Trust
0.921% due 10/25/2031	15	13
1.002% due 07/25/2032	25	24
Amresco Residential Securities Corp. Mortgage Loan Trust
0.917% due 06/25/2028	128	120
0.977% due 06/25/2027	19	19
0.977% due 09/25/2027	118	116
1.052% due 09/25/2028	344	325
Bayview Opportunity Master Fund Trust
2.981% due 07/28/2034	667	662
Centex Home Equity Loan Trust
0.722% due 01/25/2032	15	14
CIT Group Home Equity Loan Trust
0.962% due 06/25/2033	90	85
Citigroup Global Markets Mortgage Securities, Inc.
1.397% due 10/25/2028	139	137
Conseco Finance Home Equity Loan Trust
1.831% due 05/15/2032	490	482
Countrywide Asset-Backed Certificates
1.102% due 06/25/2033	155	152
Dryden Senior Loan Fund
1.491% due 01/15/2022	953	951
EMC Mortgage Loan Trust
0.971% due 08/25/2040	86	82
GCAT LLC
4.250% due 10/25/2019	294	294
GSAA Home Equity Trust
0.722% due 03/25/2037	406	247
Home Equity Asset Trust
1.022% due 11/25/2032	3	2
Morgan Stanley Mortgage Loan Trust
0.782% due 04/25/2037	878	444
Renaissance Home Equity Loan Trust
1.182% due 12/25/2032	54	51
Saturn CLO Ltd.
0.584% due 05/13/2022	143	142
Specialty Underwriting & Residential Finance Trust
1.102% due 01/25/2034	35	30
United National Home Loan Owner Trust
7.410% due 03/25/2025 ^	73	76
Voya CLO Ltd.
1.621% due 10/15/2022	5,000	4,962

Total Asset-Backed Securities (Cost $9,313)		9,430

SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
0.203% due 01/14/2016 (d)	261	261

Total Short-Term Instruments (Cost $261)		261

Total Investments in Securities (Cost $342,622)		344,630

	SHARES
INVESTMENTS IN AFFILIATES 5.4%
SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio III	1,168,836	11,541

Total Short-Term Instruments (Cost $11,587)	11,541

Total Investments in Affiliates (Cost $11,587)	11,541

Total Investments 165.5% (Cost $354,209)	$356,171
Financial Derivative Instruments (e)(f) (0.1%) (Cost or Premiums, net $(752))	(211)
Other Assets and Liabilities, net (65.4%)	(140,693)

Net Assets 100.0%	$215,267

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Zero coupon bond.

Borrowings and Other Financing Transactions

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2031	$8,000	$(8,266)	$(8,240)
Fannie Mae, TBA	3.000	01/01/2046	3,000	(2,991)	(2,999)
Fannie Mae, TBA	3.500	02/01/2046	2,900	(2,990)	(2,985)
Fannie Mae, TBA	4.000	01/01/2046	30,800	(32,586)	(32,586)
Fannie Mae, TBA	4.000	02/01/2046	6,600	(6,971)	(6,970)
Fannie Mae, TBA	4.500	01/01/2046	10,000	(10,797)	(10,799)
Fannie Mae, TBA	4.500	02/01/2046	3,000	(3,232)	(3,235)
Fannie Mae, TBA	4.500	03/01/2046	6,000	(6,455)	(6,456)
Fannie Mae, TBA	5.000	01/01/2046	1,000	(1,101)	(1,101)
Fannie Mae, TBA	6.000	01/01/2046	5,000	(5,657)	(5,650)
Fannie Mae, TBA	6.500	01/01/2046	1,000	(1,144)	(1,145)
Freddie Mac, TBA	2.500	01/01/2031	1,000	(1,008)	(1,009)
Ginnie Mae, TBA	2.500	01/21/2046	4,000	(3,919)	(3,883)
Ginnie Mae, TBA	3.000	01/01/2046	8,000	(8,107)	(8,097)
Ginnie Mae, TBA	3.500	01/01/2046	4,000	(4,147)	(4,160)
Ginnie Mae, TBA	5.000	01/01/2046	8,000	(8,774)	(8,764)

Total Short Sales				$(108,145)	$(108,079)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(d)	Securities with an aggregate market value of $11 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(44) at a weighted average interest rate of 0.208%.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	12/16/2045	$2,500	$(51)	$0	$0	$(21)

Total Swap Agreements					$(51)	$0	$0	$(21)

Cash of $381 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(f)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375%	01/07/2016	$2,600	$15	$0

Total Purchased Options							$15	$0

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.875%	01/07/2016	$2,600	$(15)	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	02/01/2016	12,000	(365)	(69)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	02/01/2016	12,000	(365)	(110)

							$(745)	$(179)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae 3.500% due 01/01/2046	$102.602	01/06/2016	$2,000	$(5)	$0
	Call - OTC Fannie Mae 3.500% due 01/01/2046	103.281	01/06/2016	3,000	(8)	(3)
	Call - OTC Fannie Mae 3.500% due 01/01/2046	103.492	01/06/2016	2,000	(4)	(1)
	Call - OTC Fannie Mae 3.500% due 02/01/2046	103.684	02/04/2016	2,000	(5)	(4)

					$(22)	$(8)

Total Written Options					$(767)	$(187)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500)%	10/11/2021	$500	$0	$(3)	$0	$(3)

Total Swap Agreements					$0	$(3)	$0	$(3)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Securities with an aggregate market value of $259 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
U.S. Government Agencies	$0	$322,013	$28	$322,041
Non-Agency Mortgage-Backed Securities	0	11,565	1,333	12,898
Asset-Backed Securities	0	9,430	0	9,430
Short-Term Instruments
U.S. Treasury Bills	0	261	0	261
	$0	$343,269	$1,361	$344,630

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	11,541	0	0	11,541

Total Investments	$11,541	$343,269	$1,361	$356,171

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(108,079)	$0	$(108,079)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(21)	0	(21)
Over the counter	0	(190)	0	(190)

	$0	$(211)	$0	$(211)

Totals	$11,541	$234,979	$1,361	$247,881

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Multi-Strategy Alternative Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 10.1%
U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016 (d)	$2,155	$2,147

Total U.S. Treasury Obligations (Cost $2,159)		2,147

	SHARES
EXCHANGE-TRADED FUNDS 0.3%
ETRACS 2xLeveraged Long Wells Fargo Business Development Co. Index	3,300	53
iShares 20+ Year Treasury Bond ETF	1,000	120

Total Exchange-Traded Funds (Cost $187)		173

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.5%
SHORT-TERM NOTES 6.5%
Fannie Mae
0.228% due 01/14/2016	$300	300
0.264% due 02/17/2016	200	200
Federal Home Loan Bank
0.113% due 01/12/2016	300	300
0.117% due 01/14/2016	100	100
0.132% due 01/20/2016 - 01/21/2016	200	200
0.157% due 02/03/2016	100	100
0.213% due 01/04/2016	100	100
0.233% due 01/27/2016	300	300
0.244% due 01/26/2016	1,400	1,400
0.314% due 01/28/2016	1,200	1,200
Freddie Mac
0.254% due 01/27/2016	100	100

		4,300

Total Short-Term Instruments (Cost $4,299)		4,300

Total Investments in Securities (Cost $6,645)		6,620

	SHARES
INVESTMENTS IN AFFILIATES 89.1%
MUTUAL FUNDS (b) 78.8%
PIMCO Credit Absolute Return Fund	1,284,254	12,008
PIMCO EqS® Long/Short Fund	568,147	6,625
PIMCO Mortgage Opportunities Fund	1,707,314	18,661
PIMCO RAE Worldwide Long/Short PLUS Fund	680,988	6,081
PIMCO TRENDS Managed Futures Strategy Fund	792,990	7,287
PIMCO Unconstrained Bond Fund	129,743	1,338

Total Mutual Funds (Cost $54,207)		52,000

SHORT-TERM INSTRUMENTS 10.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.3%
PIMCO Short-Term Floating NAV Portfolio III	690,868	6,821

Total Short-Term Instruments (Cost $6,850)		6,821

Total Investments in Affiliates (Cost $61,057)		58,821

Total Investments 99.2% (Cost $67,702)		$65,441
Financial Derivative Instruments (c)(e) 0.1% (Cost or Premiums, net $10)		34
Other Assets and Liabilities, net 0.7%		493

Net Assets 100.0%		$65,968

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Institutional Class Shares of each Fund.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.250	03/14/2016	48	$16	$4

Total Purchased Options				$16	$4

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Energy Select Sector SPDR Fund	$85.000	03/31/2016	25	$(5)	$0

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/14/2016	48	$(6)	$0
Put - CME 90-Day Eurodollar March Futures	99.125	03/14/2016	48	(9)	(1)

				$(15)	$(1)

Total Written Options				$(20)	$(1)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	Short	03/2017	5	$(3)	$0	$0

Total Futures Contracts				$(3)	$0	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	6-Month EUR-EURIBOR	2.000%	07/17/2025	EUR 600	$13	$10	$0	$(1)
Receive	6-Month GBP-LIBOR	2.750	07/17/2025	GBP 500	(12)	(10)	2	0

					$1	$0	$2	$(1)

Total Swap Agreements					$1	$0	$2	$(1)

(1)	Unsettled variation margin liability of $(5) for closed swap agreements is outstanding at period end.

(d)	Securities with an aggregate market value of $35 have been pledged as collateral as of December 31, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $80 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	02/2016	JPY	4,800		$39	$0	$(1)
	02/2016		$64	AUD	89	1	0
	02/2016		199	JPY	24,100	1	0
	03/2016	MXN	524		$30	0	0
BPS	01/2016	BRL	45		12	0	0
	01/2016		$12	BRL	45	0	(1)
	04/2016		6	CLP	4,335	0	0
BRC	03/2016		19	MXN	320	0	0
CBK	01/2016	BRL	0		$0	0	0
	02/2016	EUR	111		$120	0	0
	02/2016	JPY	31,200		254	0	(6)
	02/2016		$208	EUR	194	3	0
DUB	01/2016	BRL	852		$226	10	0
	01/2016		$222	BRL	852	0	(6)
	02/2016	SGD	282		$199	1	0
GLM	02/2016	EUR	137		149	0	0
	02/2016	JPY	17,708		146	0	(2)
	02/2016		$68	AUD	95	1	0
	02/2016		70	EUR	64	0	0
	02/2016		111	SGD	156	0	(1)
	03/2016		12	MXN	204	0	0
	08/2016		400	CNH	2,686	0	(1)
HUS	02/2016	SGD	466		$329	1	0
	02/2016		$155	JPY	18,999	3	0
	02/2016		149	SGD	211	0	(1)
	08/2016	CNH	232		$35	1	0
	09/2016		1,808		276	8	0
JPM	02/2016	AUD	224		161	0	(2)
	02/2016	GBP	11		17	0	0
	02/2016	JPY	22,200		181	0	(4)
	02/2016		$101	EUR	93	0	0
MSB	02/2016		59		54	0	0
SCX	02/2016	JPY	15,000		$123	0	(2)
	02/2016		$39	EUR	37	1	0
	02/2016		58	JPY	7,114	1	0
	02/2016		262	SGD	370	0	(2)
	08/2016	CNH	331		$50	1	0
SOG	08/2016		661		100	2	0
UAG	08/2016		99		15	0	0

Total Forward Foreign Currency Contracts						$35	$(29)

Purchased Options:

Foreign Currency Barrier Options

Counterparty	Description	Barrier Price	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC EUR versus USD D&O @ 1.100	$1.045	04/21/2016	EUR 2,200	$3	$7

					$3	$7

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC AUD versus JPY	JPY	85.180	10/12/2016	AUD	770	32	27
	Put - OTC AUD versus JPY		85.180	10/12/2016		770	29	23
	Call - OTC EUR versus JPY		135.870	10/12/2016	EUR	902	44	18
	Put - OTC EUR versus JPY		135.870	10/12/2016		902	41	57
HUS	Put - OTC USD versus CNH	CNH	6.443	08/16/2016		$100	1	1
JPM	Call - OTC USD versus CNH		7.000	09/06/2016		901	7	12
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		100	1	1

							$155	$139

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.195%	01/11/2016	$5,300	$42	$28
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.600	09/12/2016	2,700	22	14
	Call - OTC 5-Year Interest Rate Swap*	3-Month USD-LIBOR	Pay	2.750	08/15/2016	6,800	43	35
	Call - OTC 5-Year Interest Rate Swap*	3-Month USD-LIBOR	Pay	2.800	08/15/2016	6,800	44	39

							$151	$116

Total Purchased Options							$309	$262

*	This security has a forward starting effective date. See Note 2a for further information.

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC SGD versus JPY	JPY	84.250	10/12/2016	SGD	2,200	$(73)	$(39)
	Put - OTC SGD versus JPY		84.250	10/12/2016		2,200	(62)	(56)
HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		$100	(1)	(1)
JPM	Call - OTC USD versus CNH		7.500	09/06/2016		1,352	(4)	(7)
SOG	Call - OTC USD versus CNH		6.976	08/17/2016		100	(1)	(1)

							$(141)	$(104)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.600%	01/11/2016	$5,100	$(20)	$(39)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	01/11/2016	1,200	(22)	(8)
JPM	Call - OTC 5-Year Interest Rate Swap*	3-Month USD-LIBOR	Receive	2.150	08/15/2016	6,800	(17)	(9)
	Call - OTC 5-Year Interest Rate Swap*	3-Month USD-LIBOR	Receive	2.200	08/15/2016	6,800	(17)	(11)
	Call - OTC 5-Year Interest Rate Swap*	3-Month USD-LIBOR	Receive	2.450	08/15/2016	6,800	(29)	(19)
	Call - OTC 5-Year Interest Rate Swap*	3-Month USD-LIBOR	Receive	2.500	08/15/2016	6,800	(29)	(21)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.355	09/12/2016	600	(21)	(14)

							$(155)	$(121)

Total Written Options							$(296)	$(225)

*	This security has a forward starting effective date. See Note 2a for further information.

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	1,100	$(1)	$(29)	$0	$(30)
DUB	Pay	1-Year BRL-CDI	14.820	01/04/2021		1,100	1	(12)	0	(11)
HUS	Pay	1-Year BRL-CDI	12.230	01/04/2021		1,100	1	(31)	0	(30)

							$1	$(72)	$0	$(71)

Total Return Swaps on Equity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RACNLGT Index	12,196	1-Month USD-LIBOR plus a specified spread	01/15/2016	$14,563	$302	$302	$0
	Pay	RACNSGT Index	11,719	1-Month USD-LIBOR plus a specified spread	01/15/2016	14,600	(244)	0	(244)
BPS	Receive	ERAUSLT Index	38,017	1-Month USD-LIBOR plus a specified spread	01/29/2016	8,507	(162)	0	(162)
	Pay	S&P 500 Total Return Index	2,248	1-Month USD-LIBOR plus a specified spread	01/29/2016	8,729	143	143	0
JPM	Receive	ERAUSLT Index	17,314	1-Month USD-LIBOR plus a specified spread	01/15/2016	3,798	3	3	0
	Pay	S&P 500 Total Return Index	930	1-Month USD-LIBOR plus a specified spread	01/15/2016	3,550	(3)	0	(3)

							$39	$448	$(409)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	AUD versus USD 1-Year ATM Implied Volatility	13.300%	09/08/2016	$5	$0	$(6)	$0	$(6)
	Receive	AUD versus USD 1-Year ATM Implied Volatility	13.400	09/29/2016	8	0	(12)	0	(12)
	Receive	USD versus JPY 1-Year ATM Implied Volatility	10.125	10/17/2016	7	0	(11)	0	(11)
	Pay	USD versus ZAR 1-Year ATM Implied Volatility	21.100	09/29/2016	8	0	(1)	0	(1)
CBK	Receive	USD versus JPY 1-Year ATM Implied Volatility	10.050	10/17/2016	6	0	(9)	0	(9)
	Receive	USD versus JPY 1-Year ATM Implied Volatility	10.050	10/19/2016	6	0	(9)	0	(9)
DUB	Receive	AUD versus JPY 1-Year ATM Implied Volatility	16.200	09/08/2016	2	0	(4)	0	(4)
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016	7	0	13	13	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	7	0	13	13	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	9	0	21	21	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.400	12/06/2016	4	0	5	5	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016	7	0	1	1	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	7	0	(6)	0	(6)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	9	0	(10)	0	(10)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.800	12/06/2016	4	0	(2)	0	(2)
	Pay	BRL versus JPY 1-Year ATM Implied Volatility	29.500	10/17/2016	1,569	0	45	45	0
	Receive	USD versus BRL 1-Year ATM Implied Volatility	24.500	10/17/2016	13	0	(32)	0	(32)
	Pay	USD versus CLP 1-Year ATM Implied Volatility	13.800	04/15/2016	6	0	19	19	0
	Pay	USD versus ZAR 1-Year ATM Implied Volatility	21.300	09/08/2016	5	0	2	2	0
GLM	Receive	AUD versus JPY 1-Year ATM Implied Volatility	15.600	09/29/2016	6	0	(12)	0	(12)
	Pay	EUR versus MXN 1-Year ATM Implied Volatility	15.400	10/20/2016	5	0	4	4	0
	Pay	BRL versus JPY 1-Year ATM Implied Volatility	30.500	10/19/2016	780	0	28	28	0
	Receive	USD versus BRL 1-Year ATM Implied Volatility	25.500	10/19/2016	6	0	(21)	0	(21)
	Receive	USD versus NOK 1-Year ATM Implied Volatility	11.915	04/15/2016	3	0	0	0	0
HUS	Receive	AUD versus USD 1-Year ATM Implied Volatility	12.150	04/15/2016	3	0	(3)	0	(3)
JPM	Receive	EUR versus NZD 1-Year ATM Implied Volatility	13.250	10/20/2016	5	0	2	2	0
UAG	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.600	08/11/2016	7	0	10	10	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.500	08/11/2016	7	0	(1)	0	(1)

						$0	$24	$163	$(139)

Total Swap Agreements						$1	$(9)	$611	$(619)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$2,147	$0	$2,147
Exchange-Traded Funds	173	0	0	173
Short-Term Instruments
Short-Term Notes	0	4,300	0	4,300
	$173	$6,447	$0	$6,620

Investments in Affiliates, at Value
Mutual Funds	52,000	0	0	52,000
Short-Term Instruments
Central Funds Used for Cash Management Purposes	6,821	0	0	6,821

	$58,821	$0	$0	$58,821

Total Investments	$58,994	$6,447	$0	$65,441

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	2	0	6
Over the counter	0	908	0	908
	$4	$910	$0	$914

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(1)	0	(2)
Over the counter	0	(873)	0	(873)

	$(1)	$(874)	$0	$(875)

Totals	$58,997	$6,483	$0	$65,480
There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Bond Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.3%
MUNICIPAL BONDS & NOTES 93.0%
ALABAMA 2.2%
Jefferson County, Alabama Revenue Bonds, Series 2004
5.250% due 01/01/2019	$3,300	$3,328
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,000	11,706

		15,034

ARIZONA 1.0%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	4,000	4,258
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2015
5.000% due 07/01/2045	2,000	2,284

		6,542

CALIFORNIA 12.0%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,954
5.000% due 12/01/2032	3,000	3,554
5.000% due 12/01/2033	3,500	4,127
5.000% due 12/01/2034	3,000	3,516
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,699
5.000% due 04/01/2038	10,000	11,502
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,000
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,146
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2043	3,000	3,468
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	11,472
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	4,500	5,057
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
4.500% due 06/01/2027	5,000	4,969
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,810
Kaweah Delta Health Care District, California Revenue Bonds, Series 2015
4.000% due 06/01/2045	1,000	1,001
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001
0.010% due 07/01/2034	100	100
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,507
5.125% due 05/01/2030	1,500	1,673
5.125% due 05/01/2031	1,500	1,665
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 1998
0.000% due 07/01/2018 (b)	2,385	2,315

		80,535

COLORADO 3.9%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,543
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	290	295
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	10,000	11,168
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,930	13,389

		26,395

DISTRICT OF COLUMBIA 0.5%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2029	2,500	2,988

FLORIDA 4.9%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,500	1,684
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	4,500	5,282

Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	7,636
Hillsborough County, Florida Aviation Authority Revenue Bonds, Series 2015
5.000% due 10/01/2044	2,000	2,219
Miami Beach Redevelopment Agency, Florida Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 02/01/2040	3,000	3,372
5.000% due 02/01/2044	2,000	2,238
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	855
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	3,000	3,008
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	5,985	6,573

		32,867

GEORGIA 4.2%
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	17,071
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	10,000	10,890

		27,961

ILLINOIS 6.9%
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2046	1,415	1,572
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	2,250	2,355
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2040	4,500	4,691
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	3,350	3,487
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2035	5,000	5,275
5.500% due 01/01/2039	4,500	4,698
Chicago, Illinois O’Hare International Airport Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,000
Illinois Finance Authority Revenue Bonds, Series 2009
5.750% due 07/01/2033	1,800	2,007
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	529
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	1,700	1,721
Illinois State General Obligation Bonds, Series 2012
5.000% due 03/01/2032	1,345	1,419
5.000% due 03/01/2036	1,185	1,242
Illinois State General Obligation Bonds, Series 2013
5.500% due 07/01/2025	2,135	2,396
Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 12/01/2032 (a)	5,000	5,889
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2015
5.000% due 06/15/2052	1,000	1,048
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019 (b)	2,945	2,722

		46,051

INDIANA 4.1%
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,595
Indiana Municipal Power Agency Revenue Bonds, Series 2016
5.000% due 01/01/2042 (a)	22,000	25,287
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	549

		27,431

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	572

MARYLAND 2.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 05/15/2043	10,000	11,220
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 07/01/2040	2,000	2,263

		13,483

MASSACHUSETTS 1.2%
Commonwealth of Massachusetts Revenue Bonds, (NPFGC Insured), Series 2004
1.676% due 01/01/2016	250	250
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	6,660	7,905

		8,155

MICHIGAN 0.3%
Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2044	2,000	2,162

MISSOURI 0.3%
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,152

NEBRASKA 1.3%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,534
Nebraska Public Power District Revenue Bonds, Series 2013
5.000% due 01/01/2031	3,000	3,443

		8,977

NEW HAMPSHIRE 0.2%
New Hampshire Health & Education Facilities Authority Act Revenue Notes, Series 2007
5.000% due 07/01/2017	1,075	1,138

NEW JERSEY 5.0%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	340	354
6.500% due 04/01/2031	500	595
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2033	3,000	3,207
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	3,500	3,827
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	3,000	3,424
New Jersey State Turnpike Authority Revenue Bonds, Series 2015
5.000% due 01/01/2034	7,500	8,706
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	3,000	3,131
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	12,500	10,385

		33,629

NEW MEXICO 0.2%
New Mexico Mortgage Finance Authority Revenue Bonds, (FHLMC/FNMA/GNMA Insured), Series 2008
5.000% due 07/01/2025	1,545	1,602

NEW YORK 14.0%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,703
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,000	1,151
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	10,000	11,752
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,245
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,975
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 02/01/2025	7,000	8,419
5.000% due 02/01/2028	8,140	9,630
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2015
5.000% due 11/01/2026 (c)	15,000	18,571
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	3,500	3,669
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,639
5.750% due 11/15/2051	5,000	5,824
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	7,500	7,749
5.375% due 11/15/2040	2,000	2,121
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,000	2,376

		93,824

NORTH CAROLINA 1.6%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,736
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2036	2,500	2,772
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	1,955

		10,463

OHIO 9.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	14,525	13,072
5.375% due 06/01/2024	6,885	6,285
6.500% due 06/01/2047	2,450	2,275
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	5,245	5,860
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,213
5.250% due 02/15/2029	2,900	3,406
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	10,000	10,466
Ohio State Water Development Authority Revenue Bonds, Series 2006
4.000% due 12/01/2033	15,000	15,635

		60,212

OREGON 0.3%
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,139
5.000% due 06/15/2031	500	562

		1,701

PENNSYLVANIA 2.7%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2045	10,000	11,255
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	1,028
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,516

		17,799

RHODE ISLAND 2.7%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	7,705	8,058
5.000% due 06/01/2050	10,000	10,172

		18,230

SOUTH CAROLINA 0.8%
South Carolina Ports Authority Revenue Bonds, Series 2015
5.250% due 07/01/2050	4,000	4,499
5.250% due 07/01/2055	1,000	1,112

		5,611

SOUTH DAKOTA 1.0%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2035	2,000	2,285
5.000% due 11/01/2045	4,200	4,719

		7,004

TENNESSEE 1.2%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,650
5.000% due 02/01/2024	1,400	1,624
5.000% due 02/01/2027	1,385	1,610

		7,884

TEXAS 7.7%
Alliance Airport Authority, Texas Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,005
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	5,000	5,592
Godley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2008
5.250% due 02/15/2028	3,000	3,278
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	4,914
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.875% due 05/15/2021	180	203
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2015
5.000% due 07/01/2035	4,000	4,239
North Texas Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	956

North Texas Tollway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2045	1,000	1,116
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,714
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,504
5.250% due 12/15/2022	3,825	4,499
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	12,000	14,806
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2028	5,000	5,543
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (d)	1,200	1,305

		51,674

VIRGINIA 0.7%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,169
Richmond, Virginia Revenue Bonds, Series 2013
5.000% due 01/15/2029	2,000	2,378

		4,547

WASHINGTON 1.0%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
5.000% due 08/15/2044	4,965	5,499
Yakima County, Washington School District No. 208 West Valley General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,272

		6,771

Total Municipal Bonds & Notes (Cost $574,799)		623,394

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (e) 0.3%		1,803

Total Short-Term Instruments (Cost $1,803)		1,803

Total Investments in Securities (Cost $576,602)		625,197

	SHARES
INVESTMENTS IN AFFILIATES 10.8%
SHORT-TERM INSTRUMENTS 10.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.8%
PIMCO Short-Term Floating NAV Portfolio III	7,330,392	72,380

Total Short-Term Instruments (Cost $72,651)		72,380

Total Investments in Affiliates (Cost $72,651)		72,380

Total Investments 104.1% (Cost $649,253)		$697,577
Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $0)		(251)
Other Assets and Liabilities, net (4.1%)		(27,248)

Net Assets 100.0%		$670,078

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Zero coupon bond.

(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(a) in the Notes to Financial Statements for more information.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,200	$1,305	0.19%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$1,803	Fannie Mae 2.170% due 10/17/2022	$(1,840)	$1,803	$1,803

Total Repurchase Agreements						$(1,840)	$1,803	$1,803

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	502	$162	$0	$(251)

Total Futures Contracts				$162	$0	$(251)

Cash of $2,203 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$15,034	$0	$15,034
Arizona	0	6,542	0	6,542
California	0	80,535	0	80,535
Colorado	0	26,395	0	26,395
District of Columbia	0	2,988	0	2,988
Florida	0	32,867	0	32,867
Georgia	0	27,961	0	27,961
Illinois	0	46,051	0	46,051
Indiana	0	27,431	0	27,431
Kansas	0	572	0	572
Maryland	0	13,483	0	13,483
Massachusetts	0	8,155	0	8,155
Michigan	0	2,162	0	2,162
Missouri	0	2,152	0	2,152
Nebraska	0	8,977	0	8,977
New Hampshire	0	1,138	0	1,138
New Jersey	0	33,629	0	33,629
New Mexico	0	1,602	0	1,602
New York	0	93,824	0	93,824
North Carolina	0	10,463	0	10,463
Ohio	0	60,212	0	60,212
Oregon	0	1,701	0	1,701
Pennsylvania	0	17,799	0	17,799
Rhode Island	0	18,230	0	18,230
South Carolina	0	5,611	0	5,611
South Dakota	0	7,004	0	7,004
Tennessee	0	7,884	0	7,884
Texas	0	51,674	0	51,674
Virginia	0	4,547	0	4,547
Washington	0	6,771	0	6,771
Short-Term Instruments
Repurchase Agreements	0	1,803	0	1,803
	$0	$625,197	$0	$625,197

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	72,380	0	0	72,380

Total Investments	$72,380	$625,197	$0	$697,577

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(251)	$0	$0	$(251)

Totals	$72,129	$625,197	$0	$697,326

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO National Intermediate Municipal Bond Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.2%
MUNICIPAL BONDS & NOTES 90.8%
CALIFORNIA 0.2%
Los Angeles Department of Water & Power, California Revenue Notes, Series 2009
5.000% due 07/01/2016	$100	$102

COLORADO 1.8%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	500	607
Colorado State University System Board of Governors Revenue Notes, Series 2010
5.000% due 03/01/2018	250	272

		879

DISTRICT OF COLUMBIA 1.1%
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	445	533

FLORIDA 3.0%
Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	603
Orlando Utilities Commission, Florida Revenue Notes, Series 2013
5.000% due 10/01/2021	725	863

		1,466

GEORGIA 2.1%
Floyd County, Georgia Development Authority Revenue Bonds, Series 2010
2.350% due 07/01/2022	1,000	1,011

GUAM 1.9%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2024	850	960

ILLINOIS 7.6%
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2027	500	591
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2018	650	675
Chicago, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2026	1,000	1,046
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	325
Illinois State General Obligation Bonds, Series 2014
5.000% due 02/01/2025	1,000	1,102

		3,739

INDIANA 2.6%
Indiana Municipal Power Agency Revenue Bonds, Series 2016
5.000% due 01/01/2034 (a)	1,000	1,178
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2010
5.000% due 01/15/2019	100	111

		1,289

LOUISIANA 1.2%
Louisiana Stadium & Exposition District Revenue Bonds, Series 2013
5.000% due 07/01/2023	500	602

MASSACHUSETTS 2.5%
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2024	1,000	1,219

MICHIGAN 1.4%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	500	579
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	113

		692

MINNESOTA 0.2%
Northern Municipal Power Agency, Minnesota Revenue Notes, (AGC Insured), Series 2008
5.000% due 01/01/2018	100	108

MISSOURI 0.9%
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	100	115
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010
5.000% due 07/01/2025	275	320

		435

NEBRASKA 1.8%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	750	878

NEW JERSEY 3.4%
Monmouth County, New Jersey Improvement Authority Revenue Notes, Series 2008
4.000% due 12/01/2017	150	158
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 01/01/2024	570	648
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	500	553
Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028	250	296

		1,655

NEW MEXICO 2.0%
New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	974

NEW YORK 9.5%
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	750	914
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,000	1,208
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	1,000	1,193
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,122
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2021	190	208

		4,645

NORTH CAROLINA 5.3%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	1,200	1,386
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2025	1,000	1,210

		2,596

OHIO 12.8%
Akron, Ohio General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2019	150	162
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	237
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	1,435	1,705
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	500	518
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,213
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	750	876
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	1,500	1,570

		6,281

OKLAHOMA 0.2%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	100	106

OREGON 1.4%
Oregon Health & Science University Revenue Bonds, Series 2012
5.000% due 07/01/2026	575	673

PENNSYLVANIA 5.4%
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	525	606
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,181
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2024	500	597
Philadelphia Gas Works, Colorado, Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	250	295

		2,679

SOUTH DAKOTA 1.3%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2027	535	633

TENNESSEE 5.6%
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2015
5.000% due 07/01/2028	365	441
5.000% due 07/01/2029	475	569
5.000% due 07/01/2030	475	567
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,191

		2,768

TEXAS 12.1%
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013
5.000% due 07/15/2028	1,000	1,161
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	387
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	834
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	587
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	111
Katy Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2012
5.000% due 02/15/2020	100	115
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	889
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,500	1,851

		5,935

VIRGINIA 1.8%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	750	765
Virginia College Building Authority Revenue Bonds, Series 2009
5.000% due 09/01/2020	5	6
Virginia Resources Authority Revenue Bonds, Series 2012
5.000% due 11/01/2023	100	122

		893

WASHINGTON 0.6%
Pierce County, Washington School District No. 10 Tacoma General Obligation Notes, Series 2012
4.000% due 06/01/2020	100	112
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2008
5.250% due 04/01/2019	150	169

		281

WISCONSIN 1.1%
Wisconsin State General Obligation Notes, Series 2011
5.000% due 05/01/2020	100	115

WPPI Energy, Wisconsin Revenue Notes, Series 2013
5.000% due 07/01/2021	365	431

		546

Total Municipal Bonds & Notes (Cost $42,447)		44,578

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		206

Total Short-Term Instruments (Cost $206)		206

Total Investments in Securities (Cost $42,653)		44,784

	SHARES
INVESTMENTS IN AFFILIATES 9.8%
SHORT-TERM INSTRUMENTS 9.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%
PIMCO Short-Term Floating NAV Portfolio III	487,823	4,817

Total Short-Term Instruments (Cost $4,832)		4,817

Total Investments in Affiliates (Cost $4,832)		4,817

Total Investments 101.0% (Cost $47,485)		$49,601
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $0)		(15)
Other Assets and Liabilities, net (1.0%)		(493)

Net Assets 100.0%		$49,093

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$206	Fannie Mae 2.170% due 10/17/2022	$(212)	$206	$206

Total Repurchase Agreements						$(212)	$206	$206

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 10-Year Note March Futures	Short	03/2016	52	$30	$0	$(15)

Total Futures Contracts				$30	$0	$(15)

Cash of $121 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$102	$0	$102
Colorado	0	879	0	879
District of Columbia	0	533	0	533
Florida	0	1,466	0	1,466
Georgia	0	1,011	0	1,011
Guam	0	960	0	960
Illinois	0	3,739	0	3,739
Indiana	0	1,289	0	1,289
Louisiana	0	602	0	602
Massachusetts	0	1,219	0	1,219
Michigan	0	692	0	692
Minnesota	0	108	0	108
Missouri	0	435	0	435
Nebraska	0	878	0	878
New Jersey	0	1,655	0	1,655
New Mexico	0	974	0	974
New York	0	4,645	0	4,645
North Carolina	0	2,596	0	2,596
Ohio	0	6,281	0	6,281
Oklahoma	0	106	0	106
Oregon	0	673	0	673
Pennsylvania	0	2,679	0	2,679
South Dakota	0	633	0	633
Tennessee	0	2,768	0	2,768
Texas	0	5,935	0	5,935
Virginia	0	893	0	893
Washington	0	281	0	281
Wisconsin	0	546	0	546
Short-Term Instruments
Repurchase Agreements	0	206	0	206
	$0	$44,784	$0	$44,784

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,817	0	0	4,817

Total Investments	$4,817	$44,784	$0	$49,601

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(15)	$0	$0	$(15)

Totals	$4,802	$44,784	$0	$49,586

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO New York Municipal Bond Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.7%
MUNICIPAL BONDS & NOTES 90.3%
CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	$100	$105

ILLINOIS 2.8%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	4,000	4,250

NEW YORK 87.4%
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,076
Battery Park City Authority, New York Revenue Bonds, Series 2013
5.000% due 11/01/2030	3,000	3,567
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	861
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	595
5.000% due 08/01/2040	500	558
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	494
5.000% due 07/01/2044	1,000	1,108
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	367
5.000% due 09/15/2027	275	334
5.000% due 09/15/2028	275	332
Erie County, New York General Obligation Notes, Series 2015
5.000% due 09/15/2025	250	309
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,821
5.000% due 07/01/2041	1,500	1,628
Housing Development Corp., New York Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000	1,040
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,756
Long Island Power Authority, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,027
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,316
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,681
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,136
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,031
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,403
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2032	2,500	2,889
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
5.000% due 11/15/2036	2,850	3,320
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,685
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,067
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,490
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	582
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	768
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	1,000	1,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	4,075
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,280
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2015
5.000% due 11/01/2026 (a)	3,500	4,333
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,799
New York City, New York Water & Sewer System Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,114

New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	524
5.000% due 11/15/2029	1,000	1,206
5.000% due 11/15/2045	2,000	2,295
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,107
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	8,153
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	6,000	6,199
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,075
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,189
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,197
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,041
5.000% due 07/01/2026	500	510
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,043
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,746
5.000% due 07/01/2038	1,000	1,098
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,098
5.500% due 05/01/2037	400	457
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,695
5.000% due 07/01/2035	500	563
5.500% due 07/01/2040	1,000	1,148
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	581
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,378
5.000% due 12/15/2026	4,000	4,832
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 03/15/2028	3,000	3,547
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 07/01/2033	1,750	2,067
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	975	978
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,265
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,578
Niagara County, New York Industrial Development Agency Revenue Bonds, (FHA/GNMA Insured), Series 2006
5.000% due 07/20/2038	490	493
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,900
Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	3,087
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,129
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	145	153
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	5,000	5,606
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	3,038

Westchester Tobacco Asset Securitization, New York Revenue Bonds, Series 2005
5.125% due 06/01/2045	3,000	2,957

		133,775

Total Municipal Bonds & Notes (Cost $126,902)		138,130

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		577

Total Short-Term Instruments (Cost $577)		577

Total Investments in Securities (Cost $127,479)		138,707

	SHARES
INVESTMENTS IN AFFILIATES 5.8%
SHORT-TERM INSTRUMENTS 5.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio III	894,537	8,833

Total Short-Term Instruments (Cost $8,865)		8,833

Total Investments in Affiliates (Cost $8,865)		8,833

Total Investments 96.5% (Cost $136,344)		$147,540
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $0)		47
Other Assets and Liabilities, net 3.5%		5,365

Net Assets 100.0%		$152,952

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(a) in the Notes to Financial Statements for more information.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$577	Fannie Mae 2.140% due 11/07/2022	$(589)	$577	$577

Total Repurchase Agreements						$(589)	$577	$577

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	55	$1	$0	$(28)

Total Futures Contracts				$1	$0	$(28)

Cash of $278 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$105	$0	$105
Illinois	0	4,250	0	4,250
New York	0	133,775	0	133,775
Short-Term Instruments
Repurchase Agreements	0	577	0	577
	$0	$138,707	$0	$138,707

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,833	0	0	8,833

Total Investments	$8,833	$138,707	$0	$147,540

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(28)	$0	$0	$(28)

Totals	$8,805	$138,707	$0	$147,512

There were no significant transfers between Level 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Advantage PLUS Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 127.1%
BANK LOAN OBLIGATIONS 1.7%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$1,050	$1,039
Charter Communications Operating LLC
3.500% due 01/24/2023		1,100	1,099
Chrysler Group LLC
3.500% due 05/24/2017		4,923	4,914
Community Health Systems, Inc.
3.657% due 12/31/2018		1,383	1,365
HCA, Inc.
3.174% due 03/31/2017		7,288	7,288

Total Bank Loan Obligations (Cost $15,706)			15,705

CORPORATE BONDS & NOTES 27.6%
BANKING & FINANCE 17.9%
ABN AMRO Bank NV
4.750% due 07/28/2025		400	399
Ally Financial, Inc.
6.250% due 12/01/2017		1,800	1,892
American International Group, Inc.
4.125% due 02/15/2024		2,100	2,162
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048		1,772	1,693
Banco del Estado de Chile
4.125% due 10/07/2020		5,600	5,787
Banco do Brasil S.A.
3.875% due 10/10/2022		5,352	4,094
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	1,300	1,540
Banco Santander Chile
1.221% due 04/11/2017		$200	198
Bank of America Corp.
0.692% due 08/15/2016		5,400	5,375
3.300% due 01/11/2023		1,000	987
Bank of America N.A.
0.764% due 05/08/2017		13,900	13,870
6.000% due 10/15/2036		1,200	1,429
Barclays Bank PLC
7.625% due 11/21/2022		1,800	2,053
7.750% due 04/10/2023		1,200	1,282
Bear Stearns Cos. LLC
7.250% due 02/01/2018		4,300	4,745
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		600	617
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	3,600	3,981
Citigroup, Inc.
0.747% due 06/09/2016		$14,500	14,459
5.950% due 05/15/2025 (e)		1,600	1,542
Compass Bank
6.400% due 10/01/2017		7,000	7,405
Ford Motor Credit Co. LLC
1.594% due 05/09/2016		4,600	4,607
3.984% due 06/15/2016		3,500	3,539
4.207% due 04/15/2016		3,900	3,931
GSPA Monetization Trust
6.422% due 10/09/2029		128	144
HBOS PLC
0.687% due 09/01/2016	EUR	100	109
HSBC Bank USA N.A.
6.000% due 08/09/2017		$2,400	2,554
HSBC USA, Inc.
1.114% due 08/07/2018		1,100	1,100
International Lease Finance Corp.
6.750% due 09/01/2016		950	977
Intesa Sanpaolo SpA
2.375% due 01/13/2017		11,500	11,540
JPMorgan Chase & Co.
1.220% due 01/25/2018		11,800	11,830
KBC Bank NV
8.000% due 01/25/2023		600	656
LBG Capital PLC
8.000% due 06/15/2020 (e)		560	588
8.500% due 12/17/2021 (e)		700	738

LeasePlan Corp. NV
3.000% due 10/23/2017		4,300	4,315
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		5,000	7,134
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	300	464
Mizuho Bank Ltd.
1.053% due 09/25/2017		$700	696
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	800	851
Nationwide Building Society
3.900% due 07/21/2025		$400	413
Nykredit Realkredit A/S
2.000% due 01/01/2016	DKK	8,900	1,296
2.000% due 04/01/2016		15,600	2,282
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$1,200	1,254
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	81,200	11,825
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		$7,100	8,254
Royal Bank of Scotland PLC
9.500% due 03/16/2022		3,900	4,231
13.125% due 03/19/2022	AUD	1,100	883
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		$3,442	3,529
UBS AG
5.125% due 05/15/2024		800	810
7.625% due 08/17/2022		550	628
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		500	496
4.125% due 09/24/2025		500	501
Volkswagen Bank GmbH
0.306% due 11/27/2017	EUR	1,300	1,361
Wells Fargo & Co.
2.600% due 07/22/2020		$1,000	999

			170,045

INDUSTRIALS 5.1%
AbbVie, Inc.
1.800% due 05/14/2018		800	797
2.500% due 05/14/2020		400	396
3.200% due 11/06/2022		100	99
3.600% due 05/14/2025		300	297
4.500% due 05/14/2035		200	196
4.700% due 05/14/2045		200	196
Actavis Funding SCS
2.350% due 03/12/2018		3,100	3,105
Amgen, Inc.
2.300% due 06/15/2016		2,300	2,313
Braskem Finance Ltd.
5.750% due 04/15/2021		7,700	6,737
CCO Safari LLC
3.579% due 07/23/2020		300	299
4.464% due 07/23/2022		500	499
4.908% due 07/23/2025		1,000	1,001
6.384% due 10/23/2035		200	202
6.484% due 10/23/2045		400	401
6.834% due 10/23/2055		100	99
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,700	5,288
CVS Health Corp.
2.800% due 07/20/2020		400	402
3.500% due 07/20/2022		100	102
3.875% due 07/20/2025		1,100	1,125
4.875% due 07/20/2035		300	311
5.125% due 07/20/2045		400	423
Daimler Finance North America LLC
1.250% due 01/11/2016		3,200	3,200
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	3,750
HCA, Inc.
3.750% due 03/15/2019		2,200	2,222
Kraft Heinz Foods Co.
1.600% due 06/30/2017		400	399
2.000% due 07/02/2018		400	399
2.800% due 07/02/2020		200	200
3.500% due 07/15/2022		100	101
3.950% due 07/15/2025		100	101
5.000% due 07/15/2035		100	103
5.200% due 07/15/2045		200	210
NBCUniversal Media LLC
2.875% due 04/01/2016		2,200	2,211

QUALCOMM, Inc.
4.650% due 05/20/2035		400	371
4.800% due 05/20/2045		600	535
Reynolds American, Inc.
2.300% due 06/12/2018		300	302
4.000% due 06/12/2022		200	208
4.450% due 06/12/2025		900	944
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (a)		4,000	4,195
UnitedHealth Group, Inc.
3.350% due 07/15/2022		1,600	1,638
3.750% due 07/15/2025		700	723
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		2,100	2,090

			48,190

UTILITIES 4.6%
AT&T, Inc.
1.533% due 06/30/2020		600	596
2.450% due 06/30/2020		200	197
3.000% due 06/30/2022		800	779
4.500% due 05/15/2035		100	93
4.750% due 05/15/2046		200	184
BellSouth Corp.
4.821% due 04/26/2021		7,600	7,691
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		200	202
Petrobras Global Finance BV
2.461% due 01/15/2019		400	305
2.886% due 03/17/2017		1,200	1,102
3.250% due 03/17/2017		2,400	2,226
3.406% due 03/17/2020		1,700	1,211
3.750% due 01/14/2021	EUR	400	291
4.875% due 03/17/2020		$400	301
5.875% due 03/01/2018		2,300	2,053
6.250% due 12/14/2026	GBP	500	481
7.875% due 03/15/2019		$600	533
Shell International Finance BV
0.572% due 11/15/2016		5,700	5,697
Telefonica Chile S.A.
3.875% due 10/12/2022		2,400	2,372
Verizon Communications, Inc.
2.042% due 09/15/2016		4,383	4,411
2.252% due 09/14/2018		7,500	7,685
3.650% due 09/14/2018		4,300	4,500
5.150% due 09/15/2023		800	881

			43,791

Total Corporate Bonds & Notes (Cost $263,586)			262,026

MUNICIPAL BONDS & NOTES 4.1%
CALIFORNIA 0.7%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		1,300	1,706
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		2,180	2,680
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		100	140
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		1,500	2,228
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		200	230

			6,984

COLORADO 1.0%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		7,000	9,204

ILLINOIS 1.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040		1,200	1,303
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		800	931
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		500	529
7.750% due 01/01/2042		900	912
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		1,285	1,341
6.725% due 04/01/2035		585	611
7.350% due 07/01/2035		3,500	3,840

			9,467

NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022 (c)	1,935	1,493

NEW YORK 0.2%
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,600	1,893

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,500	2,214
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,700	1,471

		3,685

TEXAS 0.5%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	3,700	4,769

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,600	1,960

Total Municipal Bonds & Notes (Cost $35,832)		39,455

U.S. GOVERNMENT AGENCIES 7.6%
Fannie Mae
1.747% due 07/01/2035	668	707
2.042% due 03/01/2034	416	434
2.310% due 08/01/2022	200	198
2.346% due 12/01/2034	277	292
2.870% due 09/01/2027	1,000	977
3.820% due 09/01/2021	4,760	5,081
4.500% due 09/25/2040	2,063	2,407
6.000% due 05/01/2036 - 04/01/2041	3,572	4,039
6.500% due 09/01/2036	520	594
Fannie Mae, TBA
4.500% due 02/01/2046	8,000	8,626
5.000% due 01/01/2046	8,000	8,806
5.500% due 01/01/2046	8,000	8,918
Freddie Mac
3.500% due 07/15/2042	5,994	5,893
6.500% due 05/01/2035	689	785
Freddie Mac, TBA
5.000% due 01/01/2046	5,000	5,462
5.500% due 01/01/2046	2,000	2,212
Ginnie Mae, TBA
3.500% due 01/01/2046	7,000	7,281
4.000% due 01/01/2046	4,000	4,242
5.000% due 01/01/2046	3,000	3,287
Small Business Administration
5.490% due 03/01/2028	196	219
6.020% due 08/01/2028	1,747	1,981

Total U.S. Government Agencies (Cost $71,729)		72,441

U.S. TREASURY OBLIGATIONS 37.8%
U.S. Treasury Bonds
2.000% due 08/15/2025 (f)	25,150	24,524
2.125% due 05/15/2025 (f)(h)(j)	85,250	84,142
2.375% due 08/15/2024 (f)(h)(j)	45,300	45,776
U.S. Treasury Inflation Protected Securities (d)
0.250% due 01/15/2025 (h)	14,408	13,742
0.750% due 02/15/2045 (j)	7,776	6,769
1.750% due 01/15/2028 (j)	17,254	18,841
2.000% due 01/15/2026 (j)	5,751	6,386
2.375% due 01/15/2025	22,582	25,659
2.375% due 01/15/2027	11,673	13,487
U.S. Treasury Notes
1.875% due 11/30/2021 (f)(h)(j)	66,900	66,647
1.875% due 10/31/2022 (f)(j)	53,900	53,224

Total U.S. Treasury Obligations (Cost $364,696)		359,197

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.1%
Banc of America Commercial Mortgage Trust
5.558% due 06/10/2049	6,045	6,218

Banc of America Funding Trust
5.374% due 09/20/2046 ^		10,275	8,498
Bear Stearns Adjustable Rate Mortgage Trust
2.605% due 08/25/2033		361	361
Bear Stearns ALT-A Trust
2.601% due 05/25/2035		359	356
Chase Mortgage Finance Trust
5.413% due 09/25/2036 ^		2,355	2,088
Citigroup Mortgage Loan Trust, Inc.
0.662% due 11/25/2036		1,500	1,355
Countrywide Alternative Loan Trust
0.592% due 11/25/2036		8,046	7,910
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^		2,522	2,255
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,371	2,425
Credit Suisse Mortgage Capital Certificates
5.460% due 09/15/2039		8,478	8,640
Eddystone Finance PLC
1.104% due 04/19/2021	GBP	4,113	5,899
First Horizon Alternative Mortgage Securities Trust
2.448% due 06/25/2036		$7,353	6,066
First Horizon Mortgage Pass-Through Trust
2.747% due 05/25/2034		70	69
Granite Mortgages PLC
0.329% due 01/20/2044	EUR	35	38
0.962% due 01/20/2044	GBP	55	81
Greenwich Capital Commercial Funding Corp.
5.826% due 07/10/2038		$358	360
GS Mortgage Securities Trust
3.365% due 11/10/2047		6,500	6,613
GSR Mortgage Loan Trust
2.806% due 09/25/2035		289	296
IndyMac Mortgage Loan Trust
0.622% due 11/25/2046		19,705	14,090
JPMorgan Alternative Loan Trust
3.192% due 11/25/2036 ^		5,240	4,722
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		1,172	1,201
JPMorgan Mortgage Trust
2.048% due 07/27/2037		1,127	1,054
2.534% due 07/25/2035		1,506	1,491
2.566% due 04/25/2036 ^		11,948	11,009
5.750% due 01/25/2036 ^		83	73
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		2,437	2,438
Leek Finance PLC
0.830% due 09/21/2038		213	225
0.865% due 12/21/2037	GBP	2,165	3,359
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045		$513	527
MortgageIT Trust
0.702% due 10/25/2035		12,680	11,673
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^		239	205
Prime Mortgage Trust
6.000% due 06/25/2036 ^		922	822
RBSSP Resecuritization Trust
0.471% due 02/26/2037		4,312	4,078
Sequoia Mortgage Trust
2.822% due 09/20/2046 ^		1,413	1,141
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		1,359	1,378
Thornburg Mortgage Securities Trust
1.648% due 03/25/2044		1,293	1,267
2.209% due 12/25/2044		1,606	1,592
WaMu Mortgage Pass-Through Certificates Trust
2.231% due 06/25/2037 ^		1,381	1,212
2.582% due 01/25/2035		795	801
Wells Fargo Mortgage-Backed Securities Trust
2.710% due 07/25/2036 ^		3,217	3,147
2.728% due 06/25/2035		901	907
2.738% due 12/25/2034		142	145
2.744% due 04/25/2036 ^		10,935	10,713
Wells Fargo-RBS Commercial Mortgage Trust
3.369% due 11/15/2047		5,000	5,085

Total Non-Agency Mortgage-Backed Securities (Cost $139,062)			143,883

ASSET-BACKED SECURITIES 12.6%
Asset-Backed Securities Corp. Home Equity Loan Trust
1.062% due 07/25/2035		1,200	1,099
Bear Stearns Asset-Backed Securities Trust
0.912% due 07/25/2035		3,078	3,032
1.092% due 06/25/2035		10,000	8,896

Citigroup Mortgage Loan Trust, Inc.
1.322% due 09/25/2035 ^		3,400	2,055
Countrywide Asset-Backed Certificates
1.472% due 08/25/2035		8,500	7,608
Fremont Home Loan Trust
0.912% due 07/25/2035		200	178
Hillmark Funding Ltd.
0.628% due 05/21/2021		2,393	2,351
IXIS Real Estate Capital Trust
1.102% due 02/25/2036		493	489
JPMorgan Mortgage Acquisition Trust
0.662% due 05/25/2036		11,900	10,762
Lehman XS Trust
0.562% due 02/25/2037 ^		7,729	7,165
Merrill Lynch Mortgage Investors Trust
0.532% due 08/25/2037		19,254	11,651
Morgan Stanley Home Equity Loan Trust
0.652% due 04/25/2037		4,571	2,608
Penta CLO S.A.
0.172% due 06/04/2024	EUR	550	592
Residential Asset Mortgage Products Trust
0.762% due 03/25/2036		$10,000	7,454
Securitized Asset-Backed Receivables LLC Trust
0.672% due 05/25/2036		13,043	7,524
SLM Private Education Loan Trust
3.581% due 05/16/2044		2,899	2,995
SLM Student Loan Trust
0.132% due 12/15/2023	EUR	8,861	9,314
1.820% due 04/25/2023		$2,496	2,500
South Carolina Student Loan Corp.
1.164% due 03/02/2020		2,157	2,136
1.414% due 09/03/2024		1,400	1,382
South Texas Higher Education Authority, Inc.
1.112% due 10/01/2020		2,322	2,323
SpringCastle America Funding LLC
2.700% due 05/25/2023		12,456	12,433
Structured Asset Investment Loan Trust
1.547% due 07/25/2033		4,162	3,988
Structured Asset Securities Corp. Mortgage Loan Trust
0.632% due 02/25/2037		6,268	5,578
0.762% due 02/25/2036		1,500	1,355
Venture CDO Ltd.
0.540% due 07/22/2021		2,261	2,226

Total Asset-Backed Securities (Cost $121,279)			119,694

SOVEREIGN ISSUES 7.0%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	100	101
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		1,600	1,634
6.369% due 06/16/2018		$7,000	6,913
6.500% due 06/10/2019		400	393
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	33,400	7,572
0.000% due 01/01/2017 (c)		5,490	1,199
Export-Import Bank of Korea
4.000% due 01/29/2021		$6,300	6,725
Italy Buoni Poliennali Del Tesoro
2.450% due 03/26/2016 (d)	EUR	6,398	6,994
4.500% due 03/01/2024		1,000	1,351
Province of Ontario
4.400% due 06/02/2019 (f)	CAD	3,000	2,405
5.500% due 06/02/2018 (f)		1,200	962
Qatar Government International Bond
5.250% due 01/20/2020		$4,800	5,319
Republic of Greece Government International Bond
3.000% due 02/24/2027	EUR	500	368
4.500% due 11/08/2016	JPY	890,000	7,034
4.750% due 04/17/2019	EUR	3,600	3,600
Slovenia Government International Bond
5.250% due 02/18/2024		$5,100	5,639
Spain Government International Bond
1.600% due 04/30/2025	EUR	50	54
2.750% due 10/31/2024		2,000	2,373
5.150% due 10/31/2044		3,700	5,712

Total Sovereign Issues (Cost $69,318)			66,348

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% (e)		2,700	3,128

Total Convertible Preferred Securities (Cost $3,316)			3,128

PREFERRED SECURITIES 1.0%
BANKING & FINANCE 1.0%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		7,400	9,137

Total Preferred Securities (Cost $7,622)			9,137

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.3%
CERTIFICATES OF DEPOSIT 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
1.212% due 05/16/2016		$7,000	6,987

JAPAN TREASURY BILLS 11.5%
(0.069%) due 02/22/2016 - 03/07/2016 (b)	JPY	13,100,000	108,994

U.S. TREASURY BILLS 0.1%
0.193% due 01/14/2016 (f)(j)		$1,196	1,196

Total Short-Term Instruments (Cost $114,564)			117,177

Total Investments in Securities (Cost $1,206,710)			1,208,191

	SHARES
INVESTMENTS IN AFFILIATES 5.3%
SHORT-TERM INSTRUMENTS 5.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short-Term Floating NAV Portfolio III		5,106,537	50,422

Total Short-Term Instruments (Cost $50,599)			50,422

Total Investments in Affiliates (Cost $50,599)			50,422

Total Investments 132.4% (Cost $1,257,309)			$1,258,613
Financial Derivative Instruments (g)(i) 3.3% (Cost or Premiums, net $(9,354))			30,948
Other Assets and Liabilities, net (35.7%)			(338,619)

Net Assets 100.0%			$950,942

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOM	0.450%	11/23/2015	02/05/2016	$(3,546)	$(3,548)
BOS	0.220	10/22/2015	01/15/2016	(14,737)	(14,743)
	0.650	11/24/2015	01/25/2016	(3,522)	(3,524)
BSN	0.470	11/09/2015	01/11/2016	(12,415)	(12,425)
GRE	0.400	12/09/2015	01/15/2016	(5,167)	(5,169)
	0.600	11/23/2015	01/20/2016	(2,466)	(2,467)
	0.600	11/25/2015	01/20/2016	(5,055)	(5,059)
	0.900	12/31/2015	01/05/2016	(3,158)	(3,158)
RDR	0.530	12/16/2015	04/11/2016	(24,688)	(24,694)
SCX	0.400	12/18/2015	01/19/2016	(9,900)	(9,902)
	0.410	10/20/2015	01/20/2016	(6,426)	(6,432)
	0.440	11/27/2015	01/22/2016	(5,062)	(5,064)
	0.580	12/09/2015	02/04/2016	(10,306)	(10,311)
	0.590	11/25/2015	01/25/2016	(61,002)	(61,042)
	0.590	12/01/2015	01/12/2016	(9,598)	(9,603)
	0.600	12/18/2015	01/13/2016	(2,970)	(2,971)
	0.600	12/18/2015	01/19/2016	(6,039)	(6,041)

Total Reverse Repurchase Agreements					$(186,153)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Sale-Buyback Transactions (2)
TDM	0.779%	12/09/2015	01/11/2016	CAD	(4,658)	$(3,372)

Total Sale-Buyback Transactions						$(3,372)

(1)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(144,139) at a weighted average interest rate of 0.281%.
(2)	Payable for sale-buyback transactions includes $3 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2046	$2,000	$(1,997)	$(1,999)
Fannie Mae, TBA	3.500	02/01/2046	65,700	(67,558)	(67,627)
Fannie Mae, TBA	4.000	01/01/2046	45,100	(47,718)	(47,715)
Fannie Mae, TBA	4.000	02/01/2046	54,000	(56,976)	(57,026)

Total Short Sales				$(174,249)	$(174,367)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(f)	Securities with an aggregate market value of $188,383 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March Futures	$105.000	02/19/2016	1,660	$26	$25
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.750	02/19/2016	500	4	4
Call - CBOT U.S. Treasury 5-Year Note March Futures	127.000	02/19/2016	1,300	11	10
Put - CBOT U.S. Treasury 10-Year Note March Futures	109.000	02/19/2016	900	8	14
Call - CBOT U.S. Treasury 10-Year Note March Futures	141.000	02/19/2016	365	3	6

				$52	$59

Total Purchased Options				$52	$59

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,565	$(632)	$0	$(59)
90-Day Eurodollar June Futures	Short	06/2016	57	31	0	(1)
90-Day Eurodollar March Futures	Short	03/2016	490	239	0	(12)
90-Day Eurodollar September Futures	Short	09/2016	8	4	0	0
Australia Government 10-Year Bond March Futures	Long	03/2016	20	7	0	(19)
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	214	67	0	0
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	157	44	0	0
Euro-Bobl March Futures	Long	03/2016	258	40	11	0
Euro-BTP Italy Government Bond March Futures	Long	03/2016	6	(10)	4	0
Euro-Bund 10-Year Bond March Futures	Long	03/2016	95	(95)	4	0
Put Options Strike @ EUR 125.250 on Euro-Bobl 10-Year Bond March Futures	Long	02/2016	258	0	0	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	45	18	1	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	169	65	6	0
U.S. Treasury 2-Year Note March Futures	Long	03/2016	1,660	(570)	78	0
U.S. Treasury 5-Year Note March Futures	Short	03/2016	86	76	0	(12)
U.S. Treasury 10-Year Note March Futures	Short	03/2016	1,115	168	0	(331)
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	7	(2)	0	(4)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	328	330	328	0
United Kingdom Long Gilt March Futures	Long	03/2016	136	(79)	66	(148)

Total Futures Contracts				$(299)	$498	$(586)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-25 5-Year Index	(1.000%)	12/20/2020	$139,200	$(815)	$223	$0	$(21)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$7,623	$300	$(5)	$7	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	37,300	521	(392)	62	0

				$821	$(397)	$69	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017		$900,500	$(206)	$(240)	$0	$(138)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		764,500	(8,238)	(4,842)	0	(370)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		264,900	3,599	(1,122)	413	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		191,100	(3,941)	(2,897)	0	(559)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		97,500	(965)	413	0	(341)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		73,550	(1,486)	(1,067)	0	(622)
Pay	6-Month EUR-EURIBOR	1.000	03/16/2026	EUR	18,600	(83)	(281)	0	(15)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	17,100	(282)	(165)	26	0
Receive	6-Month GBP-LIBOR	1.750	03/16/2021		37,600	(260)	30	88	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		13,800	69	(131)	72	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		3,300	(97)	175	36	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021	MXN	48,900	(12)	(12)	4	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		65,500	(17)	(17)	6	0
Pay	28-Day MXN-TIIE	5.560	11/11/2021		128,600	(75)	(274)	12	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		204,000	(266)	(464)	19	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		18,500	(5)	(35)	3	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		7,000	(9)	(3)	1	0

						$(12,274)	$(10,932)	$680	$(2,045)

Total Swap Agreements						$(12,268)	$(11,106)	$749	$(2,066)

(h)	Securities with an aggregate market value of $26,423 and cash of $3,105 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	50,628		$12,736	$27	$(88)
	01/2016		$12,965	BRL	50,628	0	(169)
	01/2016		9,538	CAD	13,247	35	0
	02/2016	CAD	13,247		$9,539	0	(35)
	02/2016		$10,878	BRL	43,826	91	0
	02/2016		838	TWD	27,549	0	(3)
	03/2016	JPY	6,385,000		$52,093	0	(1,096)
	05/2016	BRL	50,257		14,330	2,121	0
	06/2016	EUR	43,010		58,885	11,925	0
	06/2016		$47,148	EUR	43,010	294	(482)
BPS	01/2016	BRL	54,000		$20,975	7,326	0
	01/2016	DKK	22,725		3,536	227	0
	01/2016		$13,829	BRL	54,000	0	(179)
	03/2016	JPY	1,985,000		$16,187	0	(349)
	08/2016	CNH	50,289		7,600	126	0
BRC	01/2016		$2,700	KRW	3,061,260	0	(97)
	06/2016	EUR	8,027		$11,038	2,270	0
CBK	01/2016	BRL	10,300		2,638	34	0
	01/2016		$2,592	BRL	10,300	11	0
	01/2016		3,385	CAD	4,600	0	(61)
	01/2016		1,732	CNH	11,427	1	0
	01/2016		11,486	EUR	10,828	282	0
	01/2016		2,559	JPY	315,600	66	0
	02/2016	AUD	6,006		$4,389	20	0
	02/2016	JPY	2,720,000		22,164	0	(492)
	02/2016		$21,657	AUD	30,828	767	0
	02/2016		597	INR	40,351	8	0
	05/2016	BRL	59,444		$17,025	2,584	0
	10/2016		15,910		3,855	182	0
DUB	01/2016		181,550		46,331	442	0
	01/2016	DKK	53,711		8,290	469	0
	01/2016		$47,067	BRL	181,550	0	(1,177)
	02/2016	EUR	1,800		$2,422	465	0
	02/2016		$45,879	BRL	181,550	0	(441)
	06/2016	EUR	4,472		$6,123	1,241	0
	06/2016		$5,933	EUR	4,472	9	(1,060)
	01/2017	BRL	5,490		$1,302	66	0
FBF	01/2016		4,951		1,268	16	0
	01/2016		$1,295	BRL	4,951	0	(44)
	01/2016		9,501	KRW	10,800,522	0	(316)
	10/2016		31,969	CNH	212,034	0	(592)
GLM	01/2016	BRL	30,800		$7,988	202	0
	01/2016	DKK	15,863		2,462	152	0
	01/2016	EUR	4,017		4,395	30	0
	01/2016	JPY	9,209,122		75,392	0	(1,226)
	01/2016		$7,756	BRL	30,800	29	0
	01/2016		536	EUR	494	0	0
	07/2016	BRL	18,701		$5,219	764	0
HUS	01/2016	EUR	41,447		44,169	0	(873)
	01/2016	INR	40,211		599	0	(7)
	01/2016		$13,127	CNH	84,230	0	(353)
	02/2016	HKD	3,721		$480	0	0
	02/2016		$1,091	TWD	36,046	1	0
	08/2016	CNH	76,688		$11,593	195	0
	01/2021	BRL	2,050		316	19	0
JPM	01/2016		136,098		39,030	4,630	0
	01/2016	CAD	13,247		9,941	368	0
	01/2016	KRW	39,389,587		33,489	0	(9)
	01/2016		$34,883	BRL	136,098	0	(483)
	01/2016		2,451	DKK	16,652	0	(26)
	01/2016		2,933	EUR	2,708	10	0
	01/2016		24,825	GBP	16,729	0	(163)
	01/2016		8,185	JPY	1,005,500	181	0
	01/2016		15,200	KRW	17,228,199	0	(549)
	02/2016	GBP	16,729		$24,826	162	0
	02/2016	JPY	2,010,000		16,395	0	(344)
	02/2016		$13,034	GBP	8,754	0	(127)
	02/2016		57,340	JPY	7,055,907	1,410	0
	04/2016	DKK	16,652		$2,457	26	0
	05/2016	BRL	68,686		19,485	2,799	0
	10/2016		17,490		4,225	187	0
MSB	01/2016		157,967		40,455	526	0
	01/2016	GBP	17,474		26,345	584	0
	01/2016		$40,350	BRL	157,967	114	(535)
	01/2016		1,789	CNH	11,747	0	(7)
	01/2016		65,147	JPY	7,888,022	480	0
	02/2016	JPY	7,888,022		$65,185	0	(481)
	02/2016		$6,079	CAD	8,072	0	(245)
	05/2016	BRL	16,876		$4,789	690	0
	05/2016	ZAR	4,509		311	27	0
	06/2016	EUR	11,316		15,563	3,209	0
	06/2016		$12,309	EUR	11,316	45	0
NAB	06/2016	EUR	24,570		$33,736	6,906	0
	06/2016		$13,154	EUR	12,136	101	0
	07/2016	EUR	18,090		$24,541	4,759	0
	07/2016		$19,886	EUR	18,090	0	(104)
NGF	01/2016		2,700	KRW	3,062,475	0	(96)
SCX	01/2016	CNH	230,411		$35,098	155	0
	01/2016		$3,159	CNH	20,569	0	(40)
	02/2016	AUD	26,047		$18,697	0	(249)
	02/2016	TWD	396,807		12,202	177	0
	08/2016	CNH	37,392		5,650	92	0
	10/2016		455,672		69,579	2,148	0
SOG	01/2016		$4,591	KRW	5,285,389	0	(96)
	08/2016	CNH	13,224		$2,000	35	0
UAG	01/2016	BRL	63,100		22,666	6,716	0
	01/2016	DKK	16,265		2,385	17	0
	01/2016		$16,160	BRL	63,100	0	(210)
	01/2016		33,998	EUR	31,434	284	(121)
	01/2016		1,126	GBP	745	0	(27)
	02/2016	EUR	21,826		$23,857	122	0
	08/2016	CNH	10,953		1,657	29	0

Total Forward Foreign Currency Contracts						$69,486	$(13,052)

Purchased Options:

Foreign Currency Barrier Options

Counterparty	Description	Barrier Price	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC EUR versus USD D&O @ 1.100	$ 1.045	04/21/2016	EUR 28,300	$46	$94

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.050	01/08/2016	EUR	9,500	$91	$0
BPS	Put - OTC EUR versus USD		1.040	01/04/2016		19,582	144	0
	Put - OTC EUR versus USD		1.050	01/08/2016		9,400	93	0
	Put - OTC USD versus CNH	CNH	6.434	08/17/2016		$7,600	49	39
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		11,300	65	62
	Put - OTC USD versus CNH		6.442	08/17/2016		7,600	40	42
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		18,498	500	565
	Call - OTC USD versus CNH		7.400	02/02/2016		18,498	110	2
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		2,000	11	11
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		18,498	389	322
	Call - OTC USD versus CNH		7.500	02/02/2016		18,498	101	1

							$1,593	$1,044

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$64,900	$124	$12
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	74,000	3,689	1,556
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	59,000	2,945	1,323
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	12,600	345	145
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	42,600	47	0
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	507,500	1,193	5
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	498,400	1,296	16
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	175,100	1,267	674

							$10,906	$3,731

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC Fannie Mae 3.500% due 02/01/2046	$123.000	02/04/2016	$65,000	$2	$0
	Call - OTC Fannie Mae 4.000% due 02/01/2046	122.000	02/04/2016	100,000	4	0
	Call - OTC Fannie Mae 4.000% due 02/01/2046	125.000	02/04/2016	65,000	3	0

					$9	$0

Total Purchased Options					$12,554	$4,869

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$5,300	$(9)	$(4)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	17,400	(31)	(15)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	6,000	(10)	(10)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	2,500	(5)	(2)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	13,000	(8)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	13,000	(25)	(20)

						$(88)	$(51)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.103	01/08/2016	EUR	9,500	$(91)	$(7)
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$8,100	(444)	(594)
BPS	Put - OTC EUR versus USD		$1.010	01/04/2016	EUR	29,373	(67)	0
	Call - OTC EUR versus USD		1.102	01/08/2016		9,400	(93)	(8)
	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		$7,600	(94)	(95)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		2,563	(330)	(280)
	Put - OTC USD versus BRL		5.000	10/19/2017		2,563	(382)	(343)
FBF	Put - OTC USD versus BRL		3.800	01/27/2016		9,700	(143)	(71)
	Call - OTC USD versus BRL		5.000	10/19/2017		7,695	(975)	(839)
	Put - OTC USD versus BRL		5.000	10/19/2017		7,695	(1,161)	(1,030)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	4,100	(268)	(401)
	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		$11,300	(134)	(145)
	Call - OTC USD versus CNH		6.975	08/17/2016		7,600	(88)	(96)
JPM	Call - OTC EUR versus USD		$1.130	03/04/2016	EUR	10,100	(81)	(41)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$9,180	(295)	(468)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		36,996	(390)	(36)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	3,800	(270)	(372)
	Call - OTC USD versus CNH	CNH	6.976	08/17/2016		$2,000	(23)	(25)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		36,996	(339)	(20)

							$(5,668)	$(4,871)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$39,800	$(337)	$(20)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	79,100	(706)	(44)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	10,700	(138)	(7)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	(108)	(7)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,200	(100)	(7)

						$(1,389)	$(85)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$8,700	$(17)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	13,800	(124)	(44)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	73,100	(1,334)	(353)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	76,000	(1,568)	(335)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	98,700	(1,716)	(419)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	12,600	(348)	(225)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	498,800	(1,047)	(14)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	498,400	(1,047)	(37)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	311,000	(5,328)	(1,204)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	9,200	(104)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	39,800	(1,266)	(734)

							$(13,899)	$(3,365)

Total Written Options							$(21,044)	$(8,372)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Republic of Korea	1.000%	09/20/2022	0.707%		$1,700	$25	$7	$32	$0
	Spain Government International Bond	1.000	03/20/2020	0.736		19,000	140	71	211	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	400	(3)	2	0	(1)
BPS	Republic of Korea	1.000	09/20/2022	0.707		$800	13	2	15	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	600	(8)	7	0	(1)
BRC	General Electric Capital Corp.	1.000	06/20/2016	0.091		$5,800	86	(59)	27	0
	Indonesia Government International Bond	1.000	06/20/2016	0.727		2,000	(34)	37	3	0
	Mexico Government International Bond	1.000	03/20/2016	0.481		5,900	(29)	38	9	0
CBK	Dell, Inc.	1.000	12/20/2019	3.761		5,000	(234)	(261)	0	(495)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	300	(3)	3	0	0
DUB	Mexico Government International Bond	1.000	03/20/2016	0.481		$5,400	(26)	34	8	0
HUS	Mexico Government International Bond	1.000	12/20/2016	0.645		100	1	0	1	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		8,300	(20)	(24)	0	(44)
JPM	Mexico Government International Bond	1.000	12/20/2016	0.645		1,900	26	(19)	7	0
	Spain Government International Bond	1.000	03/20/2020	0.736		3,400	23	15	38	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	150	(1)	1	0	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		150	(4)	3	0	(1)
MYC	Brazil Government International Bond	1.000	06/20/2019	4.369		$2,400	(80)	(175)	0	(255)
	Republic of Korea	1.000	09/20/2022	0.707		300	4	2	6	0
	Spain Government International Bond	1.000	03/20/2020	0.736		13,000	97	48	145	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	200	(2)	2	0	0

							$(29)	$(266)	$502	$(797)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$1,467	$(290)	$9	$0	$(281)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,000	268	(27)	241	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,100	280	(26)	254	0
	MCDX-25 5-Year Index	1.000	12/20/2020	2,300	(4)	7	3	0
GST	MCDX-25 5-Year Index	1.000	12/20/2020	2,700	(5)	8	3	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	2,315	0	23	23	0

					$249	$(6)	$524	$(281)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.338%	11/15/2030	GBP	370	$4	$3	$7	$0
	Pay	1-Year BRL-CDI	11.500	01/04/2021	BRL	116,200	(138)	(3,932)	0	(4,070)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		4,600	(9)	(126)	0	(135)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		20,200	24	(581)	0	(557)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	11,000	(13)	(19)	0	(32)
BPS	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	108,400	(24)	(264)	0	(288)
	Pay	1-Year BRL-CDI	11.160	01/04/2021		73,500	(161)	(2,661)	0	(2,822)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		35,100	113	(1,273)	0	(1,160)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		10,700	1	(274)	0	(273)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	43,000	(8)	(95)	0	(103)
BRC	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	22,200	(22)	(37)	0	(59)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	400	0	20	20	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	18,100	(5)	(43)	0	(48)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		14,200	(3)	(339)	0	(342)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	5,568	(8)	55	47	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	800	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	12.360	01/02/2018		90,300	(1,228)	(229)	0	(1,457)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		20,700	(13)	(42)	0	(55)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		12,400	2	(366)	0	(364)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		5,000	5	(143)	0	(138)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		13,800	(3)	(330)	0	(333)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	300	2	13	15	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	24,300	0	(65)	0	(65)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		1,000	(1)	(28)	0	(29)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		5,200	14	(139)	0	(125)
GLM	Pay	1-Year BRL-CDI	15.240	01/02/2017		72,400	0	(42)	0	(42)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		56,000	12	(161)	0	(149)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		24,000	12	(673)	0	(661)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		17,900	(10)	(421)	0	(431)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020	EUR	13,400	(2)	(173)	0	(175)
HUS	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	40,400	(2)	(22)	0	(24)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		39,300	(70)	(1,083)	0	(1,153)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		60,500	43	(1,710)	0	(1,667)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		27,600	22	(687)	0	(665)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,040	2	7	9	0
MYC	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	59,600	13	(171)	0	(158)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		66,700	175	(2,131)	0	(1,956)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		37,000	128	(1,351)	0	(1,223)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		6,200	12	(194)	0	(182)

							$(1,136)	$(19,708)	$98	$(20,942)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	204,197	1-Month USD-LIBOR plus a specified spread	12/15/2016	$796,195		$16,015	$16,015	$0
DUB	Receive	ERAUSLT Index	552,543	1-Month USD-LIBOR plus a specified spread	10/05/2016	121,206		116	116	0
	Pay	S&P 500 Total Return Index	34,604	1-Month USD-LIBOR plus a specified spread	10/05/2016	132,096		(112)	0	(112)
JPM	Receive	ERAUSLT Index	79,455	1-Month USD-LIBOR plus a specified spread	09/15/2016	17,244		203	203	0
	Pay	S&P 500 Total Return Index	8,877	1-Month USD-LIBOR plus a specified spread	09/15/2016	33,544		(374)	0	(374)
	Receive	ERAUSLT Index	3,664,277	1-Month USD-LIBOR plus a specified spread	12/15/2016	820,193		(15,589)	0	(15,589)

								$259	$16,334	$(16,075)

Total Swap Agreements							$(916)	$(19,721)	$17,458	$(38,095)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $16,102 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$15,705	$0	$15,705
Corporate Bonds & Notes
Banking & Finance	0	169,901	144	170,045
Industrials	0	48,190	0	48,190
Utilities	0	43,791	0	43,791
Municipal Bonds & Notes
California	0	6,984	0	6,984
Colorado	0	9,204	0	9,204
Illinois	0	9,467	0	9,467
New Jersey	0	1,493	0	1,493
New York	0	1,893	0	1,893
Ohio	0	3,685	0	3,685
Texas	0	4,769	0	4,769
Washington	0	1,960	0	1,960
U.S. Government Agencies	0	72,441	0	72,441
U.S. Treasury Obligations	0	359,197	0	359,197
Non-Agency Mortgage-Backed Securities	0	143,883	0	143,883
Asset-Backed Securities	0	119,694	0	119,694
Sovereign Issues	0	66,348	0	66,348
Convertible Preferred Securities
Banking & Finance	0	3,128	0	3,128
Preferred Securities
Banking & Finance	0	9,137	0	9,137
Short-Term Instruments
Certificates of Deposit	0	6,987	0	6,987
Japan Treasury Bills	0	108,994	0	108,994
U.S. Treasury Bills	0	1,196	0	1,196
	$0	$1,208,047	$144	$1,208,191

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	50,422	0	0	50,422

Total Investments	$50,422	$1,208,047	$144	$1,258,613

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(174,367)	$0	$(174,367)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	498	808	0	1,306
Over the counter	0	91,813	0	91,813
	$498	$92,621	$0	$93,119

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(586)	(2,066)	0	(2,652)
Over the counter	0	(59,519)	0	(59,519)

	$(586)	$(61,585)	$0	$(62,171)

Totals	$50,334	$1,064,716	$144	$1,115,194

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS EMG Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 139.9%
BANK LOAN OBLIGATIONS 0.8%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$1,550	$1,533
Community Health Systems, Inc.
3.657% due 12/31/2018		2,173	2,145
HCA, Inc.
3.174% due 03/31/2017		10,637	10,636

Total Bank Loan Obligations (Cost $14,321)			14,314

CORPORATE BONDS & NOTES 32.4%
BANKING & FINANCE 20.6%
ABN AMRO Bank NV
4.750% due 07/28/2025		500	499
Ally Financial, Inc.
3.500% due 01/27/2019		4,100	4,054
6.250% due 12/01/2017		2,800	2,944
American Honda Finance Corp.
0.823% due 10/07/2016		6,110	6,122
Banco del Estado de Chile
4.125% due 10/07/2020		8,000	8,267
Banco do Brasil S.A.
3.875% due 10/10/2022		5,770	4,414
Banco Santander Brasil S.A.
4.250% due 01/14/2016		900	899
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	200	204
Bank of America Corp.
1.003% due 08/25/2017		$24,000	23,974
3.750% due 07/12/2016		4,600	4,658
5.650% due 05/01/2018		1,400	1,506
6.500% due 08/01/2016		1,800	1,853
6.875% due 04/25/2018		15,600	17,222
Bank of Nova Scotia
1.950% due 01/30/2017		200	202
Barclays Bank PLC
7.625% due 11/21/2022		1,800	2,053
10.179% due 06/12/2021		18,500	24,006
BBVA Bancomer S.A.
4.500% due 03/10/2016		700	704
6.500% due 03/10/2021		6,200	6,603
6.750% due 09/30/2022		3,500	3,859
7.250% due 04/22/2020		900	960
Bear Stearns Cos. LLC
7.250% due 02/01/2018		5,200	5,738
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		600	617
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,200	5,750
Citigroup, Inc.
0.747% due 06/09/2016		$8,700	8,675
1.042% due 11/15/2016		14,500	14,518
5.950% due 05/15/2025 (d)		2,500	2,409
Compass Bank
6.400% due 10/01/2017		7,000	7,405
Credit Agricole S.A.
1.462% due 10/03/2016		5,900	5,919
8.375% due 10/13/2019 (d)		2,700	3,038
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		500	484
Eksportfinans ASA
5.500% due 05/25/2016		6,300	6,383
Fifth Third Bancorp
0.990% due 12/20/2016		1,300	1,295
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		5,300	5,290
GE Capital International Funding Co.
0.964% due 04/15/2016		324	324
General Electric Capital Corp.
0.760% due 12/29/2016		13,700	13,687
General Motors Financial Co., Inc.
2.400% due 04/10/2018		18,200	18,120
3.450% due 04/10/2022		3,400	3,268
4.750% due 08/15/2017		4,700	4,873

Goldman Sachs Group, Inc.
5.950% due 01/18/2018		3,300	3,556
GSPA Monetization Trust
6.422% due 10/09/2029		1,544	1,729
HBOS PLC
0.687% due 09/01/2016	EUR	100	109
1.152% due 09/06/2017		$5,435	5,411
1.303% due 09/30/2016		775	773
6.750% due 05/21/2018		1,300	1,421
HSBC Finance Corp.
6.676% due 01/15/2021		1,900	2,183
HSBC Holdings PLC
4.250% due 08/18/2025		1,400	1,392
HSBC USA, Inc.
1.114% due 08/07/2018		1,400	1,400
International Lease Finance Corp.
6.750% due 09/01/2016		4,700	4,835
Intesa Sanpaolo SpA
2.375% due 01/13/2017		2,000	2,007
JPMorgan Chase & Co.
1.125% due 02/26/2016		6,350	6,353
3.150% due 07/05/2016		6,068	6,131
3.450% due 03/01/2016		4,300	4,318
5.300% due 05/01/2020 (d)		4,500	4,494
KEB Hana Bank
3.125% due 06/26/2017		6,900	7,009
LBG Capital PLC
8.000% due 06/15/2020 (d)		480	504
8.500% due 12/17/2021 (d)		100	106
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	2,500	3,869
Macquarie Bank Ltd.
6.625% due 04/07/2021		$6,600	7,406
Morgan Stanley
3.875% due 04/29/2024		2,700	2,757
4.000% due 07/23/2025		3,400	3,511
Nationwide Building Society
3.900% due 07/21/2025		200	207
Nykredit Realkredit A/S
2.000% due 01/01/2016	DKK	10,300	1,500
2.000% due 04/01/2016		20,100	2,940
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$3,700	3,867
Rabobank Group
6.875% due 03/19/2020	EUR	2,800	3,629
11.000% due 06/30/2019 (d)		$5,000	6,191
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	93,400	13,601
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		$800	930
State Bank of India
2.467% due 01/21/2016		800	800
Turkiye Garanti Bankasi A/S
2.817% due 04/20/2016		350	350
UBS AG
5.125% due 05/15/2024		2,000	2,025
7.250% due 02/22/2022		200	209
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		600	595
4.125% due 09/24/2025		700	701
Wachovia Corp.
0.782% due 06/15/2017		4,600	4,588
Wells Fargo & Co.
0.780% due 04/22/2019		22,200	21,986

			358,189

INDUSTRIALS 6.8%
AbbVie, Inc.
1.800% due 05/14/2018		1,200	1,195
2.500% due 05/14/2020		600	595
3.200% due 11/06/2022		100	99
3.600% due 05/14/2025		500	494
4.500% due 05/14/2035		300	295
4.700% due 05/14/2045		300	295
Actavis Funding SCS
1.757% due 03/12/2020		1,800	1,808
3.450% due 03/15/2022		1,500	1,504
3.800% due 03/15/2025		1,200	1,196
Amgen, Inc.
0.758% due 05/22/2017		22,500	22,451
Asciano Finance Ltd.
5.000% due 04/07/2018		2,100	2,164
Braskem Finance Ltd.
5.750% due 04/15/2021		6,000	5,250

7.000% due 05/07/2020		350	350
CCO Safari LLC
3.579% due 07/23/2020		300	299
4.464% due 07/23/2022		1,900	1,896
4.908% due 07/23/2025		1,500	1,501
6.384% due 10/23/2035		200	202
6.484% due 10/23/2045		400	401
6.834% due 10/23/2055		100	99
CSN Islands Corp.
6.875% due 09/21/2019		1,500	795
CVS Health Corp.
1.900% due 07/20/2018		1,200	1,200
2.800% due 07/20/2020		500	503
3.500% due 07/20/2022		100	102
3.875% due 07/20/2025		1,500	1,534
4.875% due 07/20/2035		400	414
5.125% due 07/20/2045		600	634
Daimler Finance North America LLC
1.250% due 01/11/2016		6,610	6,610
General Mills, Inc.
0.624% due 01/29/2016		7,700	7,699
HCA, Inc.
3.750% due 03/15/2019		7,800	7,878
Kraft Heinz Foods Co.
1.600% due 06/30/2017		500	499
2.000% due 07/02/2018		600	598
2.800% due 07/02/2020		300	300
3.500% due 07/15/2022		100	101
3.950% due 07/15/2025		200	202
5.000% due 07/15/2035		100	103
5.200% due 07/15/2045		200	210
NBCUniversal Media LLC
2.875% due 04/01/2016		4,759	4,782
PepsiCo, Inc.
0.617% due 02/26/2016		6,670	6,668
President and Fellows of Harvard College
6.500% due 01/15/2039		200	276
QUALCOMM, Inc.
4.650% due 05/20/2035		500	464
4.800% due 05/20/2045		700	624
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,400	4,666
Reynolds American, Inc.
2.300% due 06/12/2018		500	503
3.250% due 06/12/2020		400	407
4.000% due 06/12/2022		600	625
4.450% due 06/12/2025		900	944
Schaeffler Finance BV
4.750% due 05/15/2021		1,450	1,464
Temple-Inland, Inc.
6.375% due 01/15/2016		5,000	5,006
UnitedHealth Group, Inc.
3.750% due 07/15/2025		3,400	3,512
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	3,800	3,605
Whirlpool Corp.
7.750% due 07/15/2016		$8,300	8,559
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		4,000	3,978

			117,559

UTILITIES 5.0%
AT&T, Inc.
0.741% due 02/12/2016		7,988	7,985
3.400% due 05/15/2025		3,400	3,275
BellSouth Corp.
4.821% due 04/26/2021		11,700	11,840
Majapahit Holding BV
7.750% due 01/20/2020		1,800	2,018
Petrobras Global Finance BV
1.990% due 05/20/2016		1,500	1,466
2.461% due 01/15/2019		1,200	915
2.750% due 01/15/2018	EUR	1,100	979
2.886% due 03/17/2017		$1,200	1,103
3.250% due 04/01/2019	EUR	1,500	1,199
3.406% due 03/17/2020		$2,100	1,496
3.750% due 01/14/2021	EUR	1,300	947
3.875% due 01/27/2016		$5,900	5,884
4.250% due 10/02/2023	EUR	1,000	681
4.375% due 05/20/2023		$300	199
5.750% due 01/20/2020		1,200	945
5.875% due 03/01/2018		100	89
5.875% due 03/07/2022	EUR	500	388

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	$158	168
5.832% due 09/30/2016	215	220
6.750% due 09/30/2019	1,000	1,163
Shell International Finance BV
0.572% due 11/15/2016	8,200	8,196
Telefonica Chile S.A.
3.875% due 10/12/2022	6,100	6,028
Verizon Communications, Inc.
2.252% due 09/14/2018	18,340	18,791
2.500% due 09/15/2016	4,329	4,364
3.650% due 09/14/2018	5,900	6,175
5.150% due 09/15/2023	1,200	1,321

		87,835

Total Corporate Bonds & Notes (Cost $565,086)		563,583

MUNICIPAL BONDS & NOTES 2.5%
CALIFORNIA 1.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	688
7.043% due 04/01/2050	1,100	1,517
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,100	1,634
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	200	246
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,181
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	4,000	5,420
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	2,900	3,830
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	7,355	9,448
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	115
7.021% due 08/01/2040	100	115

		24,194

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	800	846
7.750% due 01/01/2042	1,200	1,216

		2,062

LOUISIANA 0.1%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	800	880

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	119

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	279

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,376
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2036	1,800	1,908

		3,284

NEW YORK 0.1%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	500	562
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,183

		1,745

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,476
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,100	2,683

6.500% due 06/01/2047	700	650

		4,809

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	128

TEXAS 0.1%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	1,900	2,449

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	2,940

Total Municipal Bonds & Notes (Cost $34,826)		42,889

U.S. GOVERNMENT AGENCIES 16.2%
Fannie Mae
0.772% due 07/25/2037	177	177
0.802% due 07/25/2037	198	199
0.822% due 09/25/2035	283	283
0.832% due 09/25/2035	496	499
0.922% due 09/25/2041	12,659	12,745
1.142% due 06/25/2037	790	798
1.152% due 06/25/2040	1,085	1,100
2.310% due 08/01/2022	400	395
2.870% due 09/01/2027	4,100	4,005
3.000% due 08/01/2021 - 10/01/2021	10,914	11,262
3.437% due 03/01/2022	10,045	10,588
3.500% due 03/01/2020 - 03/01/2027	3,099	3,249
4.000% due 12/01/2018 - 09/01/2026	7,200	7,610
4.500% due 06/01/2018 - 06/01/2030	2,916	3,137
5.000% due 07/01/2023 - 08/01/2043	29,037	32,071
5.500% due 09/01/2025 - 09/01/2041	26,006	29,084
6.000% due 12/01/2018 - 05/01/2041	23,625	26,723
Fannie Mae, TBA
3.500% due 01/01/2031	4,000	4,189
4.000% due 01/01/2046	60,000	63,479
FDIC Structured Sale Guaranteed Notes
0.744% due 11/29/2037	2,733	2,727
Freddie Mac
0.881% due 07/15/2041	681	684
1.031% due 08/15/2037	645	656
1.041% due 10/15/2037	120	121
1.051% due 05/15/2037 - 09/15/2037	727	736
3.500% due 06/15/2036	157	162
5.000% due 07/01/2023 - 09/01/2040	12,637	13,812
5.500% due 03/01/2037 - 04/01/2038	547	607
Ginnie Mae
3.500% due 02/15/2045	393	410
5.000% due 08/15/2033 - 04/15/2042	14,980	16,582
Ginnie Mae, TBA
3.500% due 01/01/2046	26,700	27,771
4.000% due 01/01/2046	5,000	5,303
5.000% due 01/01/2046	1,000	1,096
Small Business Administration
6.220% due 12/01/2028	35	40

Total U.S. Government Agencies (Cost $278,666)		282,300

U.S. TREASURY OBLIGATIONS 49.6%
U.S. Treasury Bonds
2.000% due 08/15/2025 (f)	$29,100	28,375
2.125% due 05/15/2025 (j)	42,600	42,047
2.375% due 08/15/2024 (h)(j)	72,000	72,757
2.500% due 02/15/2045 (j)	570	510
2.875% due 08/15/2045	28,700	27,827
3.000% due 11/15/2044 (j)	2,850	2,835
3.000% due 05/15/2045 (j)	50	50
3.125% due 08/15/2044 (f)(j)	23,100	23,568
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (h)	49,484	47,949
0.125% due 01/15/2023 (h)(j)	26,993	25,875
0.375% due 07/15/2023 (h)	33,721	32,932
0.750% due 02/15/2045 (j)	9,594	8,351
1.750% due 01/15/2028	21,908	23,923
2.000% due 01/15/2026 (h)(j)	8,387	9,313
2.375% due 01/15/2025 (h)	1,388	1,577
2.375% due 01/15/2027 (j)	2,005	2,316
2.500% due 01/15/2029 (j)	16,614	19,673
3.625% due 04/15/2028 (j)	735	961
3.875% due 04/15/2029 (j)	723	982

U.S. Treasury Notes
1.375% due 08/31/2020 (f)(h)(j)		230,800	227,183
1.875% due 08/31/2022 (h)(j)		152,100	150,376
1.875% due 10/31/2022 (f)(j)		82,000	80,972
2.000% due 07/31/2022 (f)(j)		30,200	30,125
2.250% due 11/15/2025 (f)		1,200	1,197

Total U.S. Treasury Obligations (Cost $876,872)			861,674

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.7%
Adjustable Rate Mortgage Trust
2.773% due 01/25/2036 ^		6,900	6,234
Banc of America Funding Trust
0.682% due 06/20/2047		3,600	2,572
2.918% due 02/20/2035		246	243
Banc of America Mortgage Trust
2.791% due 06/25/2035		205	198
Banc of America Re-REMIC Trust
7.892% due 02/24/2051		4,337	4,445
BCAP LLC Trust
2.661% due 02/26/2035		3,689	3,634
2.858% due 12/26/2037		82	82
3.477% due 12/26/2035		8,307	8,211
Bear Stearns Adjustable Rate Mortgage Trust
2.480% due 08/25/2035		906	911
Bear Stearns ALT-A Trust
0.742% due 08/25/2036		4,514	3,567
Chase Mortgage Finance Trust
2.684% due 12/25/2035 ^		1,571	1,434
Citigroup Mortgage Loan Trust, Inc.
0.492% due 01/25/2037		664	475
2.623% due 03/25/2034		947	946
2.730% due 03/25/2036 ^		1,147	1,100
Countrywide Alternative Loan Trust
0.592% due 05/25/2047		1,680	1,455
0.622% due 05/25/2036		798	640
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,177	3,250
Credit Suisse First Boston Mortgage Securities Corp.
2.506% due 02/25/2034		698	693
Credit Suisse Mortgage Capital Certificates
5.460% due 09/15/2039		3,557	3,625
Deutsche ALT-A Securities, Inc.
0.582% due 01/25/2047		3,361	2,726
Downey Savings & Loan Association Mortgage Loan Trust
1.222% due 09/19/2044		436	421
Eddystone Finance PLC
1.104% due 04/19/2021	GBP	2,720	3,901
First Horizon Mortgage Pass-Through Trust
2.665% due 10/25/2035 ^		$497	436
Granite Mortgages PLC
0.329% due 01/20/2044	EUR	21	23
0.962% due 01/20/2044	GBP	42	62
Greenwich Capital Commercial Funding Corp.
5.826% due 07/10/2038		$811	817
GSR Mortgage Loan Trust
2.793% due 09/25/2035		509	514
HarborView Mortgage Loan Trust
0.453% due 01/19/2036		5,495	3,745
0.742% due 06/20/2035		1,251	1,185
HomeBanc Mortgage Trust
0.732% due 03/25/2035		3,548	2,960
IndyMac Mortgage Loan Trust
0.682% due 06/25/2035		430	366
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		1,442	1,458
JPMorgan Mortgage Trust
2.618% due 07/25/2035		1,094	1,086
2.749% due 08/25/2035 ^		650	620
5.750% due 01/25/2036 ^		28	24
LB Commercial Mortgage Trust
5.853% due 07/15/2044		5,994	6,215
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		5,483	5,485
Merrill Lynch Mortgage Investors Trust
0.672% due 11/25/2035		2,012	1,912
2.790% due 09/25/2035 ^		624	566
Morgan Stanley Capital Trust
5.439% due 02/12/2044		195	195
5.610% due 04/15/2049		322	322
Morgan Stanley Mortgage Loan Trust
0.682% due 04/25/2035		4,884	4,580
2.583% due 07/25/2035		1,730	1,588
Prime Mortgage Trust
6.000% due 06/25/2036 ^		1,738	1,549

Provident Funding Mortgage Loan Trust
2.639% due 10/25/2035		3,666	3,651
Residential Accredit Loans, Inc. Trust
0.602% due 09/25/2036		5,152	3,991
0.607% due 08/25/2036		5,252	4,198
0.922% due 03/25/2035		1,936	1,417
0.922% due 08/25/2035 ^		7,107	5,311
1.757% due 08/25/2035		156	133
3.613% due 09/25/2035 ^		1,719	1,406
3.652% due 12/25/2035		6,127	5,321
Structured Adjustable Rate Mortgage Loan Trust
1.572% due 12/25/2037 ^		7,265	4,787
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		3,345	3,374
Wachovia Mortgage Loan Trust LLC
2.752% due 10/20/2035 ^		1,493	1,358
WaMu Mortgage Pass-Through Certificates Trust
0.712% due 12/25/2045		1,304	1,190
2.151% due 11/25/2046		5,092	4,594
2.268% due 06/25/2037 ^		4,950	4,475
3.824% due 12/25/2036 ^		446	407
Wells Fargo Mortgage-Backed Securities Trust
2.708% due 03/25/2035		1,066	1,069

Total Non-Agency Mortgage-Backed Securities (Cost $123,209)			133,153

ASSET-BACKED SECURITIES 7.9%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.697% due 05/25/2033		1,507	1,384
Asset-Backed Securities Corp. Home Equity Loan Trust
1.062% due 07/25/2035		2,400	2,198
Bear Stearns Asset-Backed Securities Trust
0.582% due 08/25/2036		2,105	1,848
1.102% due 10/25/2035		11,700	9,719
Chase Issuance Trust
5.160% due 04/16/2018		100	101
Citigroup Mortgage Loan Trust, Inc.
0.662% due 10/25/2036		7,904	7,681
1.322% due 09/25/2035 ^		3,400	2,055
Cornerstone CLO Ltd.
0.541% due 07/15/2021		4,726	4,692
Countrywide Asset-Backed Certificates
0.712% due 08/25/2036		300	270
Hillmark Funding Ltd.
0.628% due 05/21/2021		2,776	2,727
HSI Asset Securitization Corp. Trust
0.812% due 12/25/2035		21,531	15,793
JPMorgan Mortgage Acquisition Trust
0.662% due 05/25/2036		9,400	8,501
Morgan Stanley ABS Capital, Inc. Trust
0.602% due 03/25/2037		6,372	3,291
0.742% due 11/25/2035		5,776	5,708
National Collegiate Student Loan Trust
0.662% due 11/27/2028		3,139	3,082
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.832% due 02/25/2036		3,200	2,918
Option One Mortgage Loan Trust
0.562% due 01/25/2037		3,550	2,055
Park Place Securities, Inc.
0.872% due 09/25/2035		342	340
Penta CLO S.A.
0.172% due 06/04/2024	EUR	1,466	1,579
Residential Asset Mortgage Products Trust
2.297% due 10/25/2034		$11,158	9,435
Residential Asset Securities Corp. Trust
0.802% due 02/25/2036		7,500	6,688
SLM Private Education Loan Trust
3.581% due 05/16/2044		1,331	1,375
SLM Student Loan Trust
0.132% due 12/15/2023	EUR	2,317	2,435
Soundview Home Loan Trust
0.552% due 12/25/2036		$1,880	1,817
South Texas Higher Education Authority, Inc.
1.112% due 10/01/2020		1,767	1,768
Specialty Underwriting & Residential Finance Trust
0.572% due 09/25/2037		3,280	1,931
0.722% due 12/25/2036		24,171	18,837
Structured Asset Investment Loan Trust
1.352% due 06/25/2035		13,234	9,780
Structured Asset Securities Corp. Mortgage Loan Trust
0.592% due 12/25/2036		2,668	2,369

Venture CDO Ltd.
0.540% due 07/22/2021		5,804	5,717

Total Asset-Backed Securities (Cost $124,668)			138,094

SOVEREIGN ISSUES 9.2%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	1,200	1,218
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	146,050	33,111
0.000% due 01/01/2017 (b)		5,990	1,308
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		33,300	6,721
10.000% due 01/01/2025		182,200	32,950
Export-Import Bank of Korea
4.000% due 01/29/2021		$8,100	8,647
Italy Buoni Poliennali Del Tesoro
3.750% due 09/01/2024	EUR	7,900	10,192
Korea Development Bank
3.250% due 09/20/2016		$1,000	1,013
3.500% due 08/22/2017		2,400	2,463
Mexico Government International Bond
4.750% due 06/14/2018	MXN	76,200	4,448
Province of Ontario
1.600% due 09/21/2016		$7,800	7,831
1.650% due 09/27/2019		600	593
3.000% due 07/16/2018		7,700	7,965
4.000% due 10/07/2019		1,400	1,502
4.400% due 04/14/2020		6,600	7,223
Qatar Government International Bond
5.250% due 01/20/2020		7,600	8,422
Republic of Greece Government International Bond
4.500% due 11/08/2016	JPY	1,150,000	9,090
4.750% due 04/17/2019	EUR	5,400	5,400
Slovenia Government International Bond
4.625% due 09/09/2024		3,600	4,905
5.250% due 02/18/2024		$5,000	5,528

Total Sovereign Issues (Cost $182,827)			160,530

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (d)		1,639	1,899

Total Convertible Preferred Securities (Cost $1,840)			1,899

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		1,000	1,235
GMAC Capital Trust
8.125% due 02/15/2040		50,000	1,268
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (d)		4,800	6,104

Total Preferred Securities (Cost $8,472)			8,607

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.0%
CERTIFICATES OF DEPOSIT 0.5%
Banco Bilbao Vizcaya Argentaria S.A.
1.212% due 05/16/2016		$9,500	9,483

REPURCHASE AGREEMENTS (e) 0.0%			193

SHORT-TERM NOTES 0.2%
Kansas City Southern Co.
1.023% due 10/28/2016		3,400	3,360

JAPAN TREASURY BILLS 12.1%
(0.051%) due 02/22/2016 - 03/07/2016 (a)	JPY	25,170,000	209,417

U.S. TREASURY BILLS 0.2%
0.175% due 01/14/2016 (a)(f)(h)(j)		$2,979	2,979

Total Short-Term Instruments (Cost $220,716)			225,432

Total Investments in Securities (Cost $2,431,503)			2,432,475

	SHARES
INVESTMENTS IN AFFILIATES 4.7%
SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III		8,197,876	80,946

Total Short-Term Instruments (Cost $81,242)			80,946

Total Investments in Affiliates (Cost $81,242)			80,946

Total Investments 144.6% (Cost $2,512,745)			$2,513,421
Financial Derivative Instruments (g)(i) (23.1%) (Cost or Premiums, net $(9,583))			(402,392)
Other Assets and Liabilities, net (21.5%)			(372,525)

Net Assets 100.0%			$1,738,504

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$193	Fannie Mae 2.170% due 10/17/2022	$(202)	$193	$193

Total Repurchase Agreements						$(202)	$193	$193

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	0.900%	12/31/2015	01/05/2016	$(6,625)	$(6,625)
JPS	0.150	12/03/2015	01/04/2016	(1,207)	(1,208)
SCX	0.470	12/09/2015	02/09/2016	(7,819)	(7,821)
	0.530	11/13/2015	02/12/2016	(17,578)	(17,591)
	0.550	11/16/2015	02/16/2016	(73,260)	(73,315)
	0.550	12/03/2015	02/03/2016	(51,141)	(51,166)
	0.580	12/09/2015	02/04/2016	(24,669)	(24,680)
	0.600	12/02/2015	01/13/2016	(16,758)	(16,767)

Total Reverse Repurchase Agreements					$(199,173)

(2)	As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(91,764) at a weighted average interest rate of 0.242%.

Short Sales:

Short Sales on U.S. Government Agencies *:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2046	$68,400	$(68,398)	$(68,382)
Fannie Mae, TBA	4.000	01/01/2046	130,155	(137,642)	(137,702)
Fannie Mae, TBA	4.000	02/01/2046	209,045	(220,623)	(220,759)

Total Short Sales				$(426,663)	$(426,843)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(f)	Securities with an aggregate market value of $197,673 and cash of $952 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March Futures	$105.000	02/19/2016	1,485	$23	$22
Put - CBOT U.S. Treasury 2-Year Note March Futures	106.000	02/19/2016	768	12	12
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/19/2016	537	5	4
Call - CBOT U.S. Treasury 5-Year Note March Futures	126.000	02/19/2016	200	2	2

				$42	$40

Total Purchased Options				$42	$40

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	2,187	$(883)	$0	$(82)
90-Day Eurodollar June Futures	Short	06/2016	75	29	0	(2)
90-Day Eurodollar March Futures	Short	03/2016	640	224	0	(16)
90-Day Eurodollar September Futures	Short	09/2016	10	4	0	0
Australia Government 10-Year Bond March Futures	Long	03/2016	28	10	0	(27)
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	362	112	0	0
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	290	82	0	0
Euro-Bobl March Futures	Long	03/2016	438	67	19	0
Euro-BTP Italy Government Bond March Futures	Long	03/2016	247	(464)	177	0
Euro-Bund 10-Year Bond March Futures	Long	03/2016	405	(643)	18	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	76	30	1	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	286	110	9	0
U.S. Treasury 2-Year Note March Futures	Long	03/2016	2,253	(771)	106	0
U.S. Treasury 5-Year Note March Futures	Short	03/2016	1,244	494	0	(175)
U.S. Treasury 10-Year Note March Futures	Short	03/2016	38	24	0	(11)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	202	182	202	0
United Kingdom Long Gilt March Futures	Long	03/2016	54	(14)	26	(59)

Total Futures Contracts				$(1,407)	$558	$(372)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$69,993	$2,755	$(1,163)	$68	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	103,700	1,448	(269)	173	0

				$4,203	$(1,432)	$241	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017		$1,254,200	$(287)	$(332)	$0	$(191)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,551,600	(16,743)	(9,661)	0	(732)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		340,500	4,627	(1,456)	530	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		382,400	(7,950)	(6,752)	0	(1,143)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		96,300	(954)	408	0	(337)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		145,450	(2,939)	1,351	0	(1,230)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	16,700	(276)	(65)	26	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		40,300	(1,199)	(36)	121	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		25,200	125	(239)	132	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		5,300	(155)	281	57	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	6,800	5	(9)	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		9,100	7	(3)	1	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		315,000	406	(244)	17	0
Pay	28-Day MXN-TIIE	5.250	06/11/2018		13,800	13	(3)	1	0
Pay	28-Day MXN-TIIE	5.500	06/11/2018		17,100	22	(5)	2	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		54,500	(13)	6	5	0
Pay	28-Day MXN-TIIE	5.560	11/11/2021		56,100	(33)	(119)	5	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		70,000	(40)	(42)	8	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		27,000	8	14	3	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		900	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		900	0	(2)	0	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		81,500	3	(20)	18	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		43,600	(53)	(20)	8	0

						$(25,427)	$(16,949)	$934	$(3,633)

Total Swap Agreements						$(21,224)	$(18,381)	$1,175	$(3,633)

(h)	Securities with an aggregate market value of $56,559 and cash of $4,189 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	62,100		$15,572	$0	$(125)
	01/2016	JPY	11,914,190		97,100	0	(2,024)
	01/2016		$15,904	BRL	62,100	0	(207)
	01/2016		1,239	KRW	1,405,026	0	(44)
	02/2016	TWD	595,480		$18,283	237	0
	02/2016		$15,414	BRL	62,100	129	0
	02/2016		3,212	HKD	24,886	0	0
	03/2016	JPY	7,725,000		$63,026	0	(1,327)
	05/2016	BRL	70,513		20,106	2,976	0
BPS	01/2016		85,862		31,384	9,681	0
	01/2016	DKK	26,410		4,109	263	0
	01/2016	GBP	1,238		1,892	67	0
	01/2016		$21,989	BRL	85,862	0	(286)
	01/2016		6,369	CNH	41,341	0	(99)
	01/2016		1,239	KRW	1,404,778	0	(44)
	02/2016	JPY	4,400,000		$35,915	0	(728)
	03/2016		2,405,000		19,611	0	(423)
	07/2016	BRL	116,369		32,352	4,634	0
	08/2016	CNH	61,538		9,300	154	0
BRC	01/2016	BRL	52,600		13,471	175	0
	01/2016		$13,219	BRL	52,600	76	0
	01/2016		5,040	KRW	5,714,352	0	(180)
CBK	01/2016	BRL	12,700		$3,252	42	0
	01/2016		$3,196	BRL	12,700	14	0
	01/2016		7,689	JPY	948,100	199	0
	02/2016	AUD	7,776		$5,682	26	0
	02/2016	JPY	3,290,000		26,808	0	(595)
	02/2016		$31,681	AUD	45,097	1,122	0
	02/2016		13,257	EUR	12,189	14	(13)
	10/2016	BRL	51,460		$12,328	449	0
DUB	01/2016		90,677		23,223	303	0
	01/2016	DKK	61,501		9,493	537	0
	01/2016		$24,008	BRL	90,677	0	(1,088)
	01/2016		1,239	KRW	1,404,097	0	(45)
	02/2016		16,099	BRL	63,705	0	(155)
	01/2017	BRL	5,990		$1,420	72	0
FBF	01/2016		1,747		447	6	0
	01/2016		$457	BRL	1,747	0	(15)
	01/2016		20,790	KRW	23,634,482	0	(691)
GLM	01/2016	BRL	55,800		$14,290	186	0
	01/2016	DKK	18,319		2,843	176	0
	01/2016		$14,051	BRL	55,800	53	0
	01/2016		3,000	KRW	3,399,463	0	(109)
	02/2016	EUR	951		$1,036	2	0
	03/2016	MXN	90,485		5,277	52	0
	10/2016	BRL	24,850		6,096	360	0
HUS	01/2016		$12,689	CNH	82,381	0	(196)
	01/2016		2,394	INR	160,709	28	0
	01/2016		1,239	KRW	1,404,818	0	(44)
	02/2016	HKD	8,427		$1,088	0	0
	08/2016	CNH	94,006		14,211	239	0
	01/2021	BRL	2,630		405	25	0
JPM	01/2016		75,500		24,438	5,354	0
	01/2016	CAD	9,986		7,494	277	0
	01/2016	KRW	48,141,622		40,930	0	(10)
	01/2016	RUB	168,028		2,335	38	0
	01/2016		$19,335	BRL	75,500	0	(251)
	01/2016		3,149	DKK	21,400	0	(33)
	01/2016		24,788	GBP	16,704	0	(163)
	01/2016		11,906	JPY	1,462,700	263	0
	01/2016		1,293	KRW	1,463,676	0	(48)
	02/2016	CHF	112		$112	0	0
	02/2016	EUR	90,003		96,764	0	(1,136)
	02/2016	GBP	16,704		24,789	162	0
	02/2016	JPY	2,440,000		19,903	0	(418)
	02/2016		$18,976	EUR	17,777	386	(26)
	02/2016		13,136	GBP	8,823	0	(128)
	02/2016		68,583	JPY	8,439,450	1,687	0
	04/2016	DKK	21,400		$3,158	33	0
	04/2016		$2,280	RUB	168,028	0	(39)
	05/2016	BRL	96,370		$27,339	3,927	0
	10/2016		53,160		12,699	428	0
MSB	01/2016		153,343		39,270	511	0
	01/2016	GBP	15,466		23,317	517	0
	01/2016		$39,689	BRL	153,343	19	(948)
	01/2016		78,489	JPY	9,503,390	578	0
	01/2016		1,511	KRW	1,712,719	0	(55)
	02/2016	JPY	14,413,390		$118,509	0	(1,494)
	02/2016		$7,236	CAD	9,608	0	(291)
	05/2016	BRL	23,677		$6,720	968	0
	10/2016		16,580		4,062	235	0
NGF	01/2016		$5,040	KRW	5,716,620	0	(179)
SCX	01/2016	CNH	258,302		$39,347	174	0
	01/2016		$5,014	CNH	32,719	0	(52)
	02/2016	AUD	37,208		$26,709	0	(355)
	02/2016	INR	129,436		1,941	0	(1)
	02/2016		$5,104	EUR	4,809	127	0
	05/2016		1,694	ZAR	25,182	0	(104)
	08/2016	CNH	45,995		$6,950	114	0
	10/2016		689,441		105,274	3,250	0
	10/2016		$8,306	CNH	55,004	0	(167)
SOG	01/2016		2,558	RUB	168,028	0	(261)
	08/2016	CNH	16,530		$2,500	43	0
UAG	01/2016	BRL	78,100		28,269	8,528	0
	01/2016	DKK	20,955		3,073	21	0
	01/2016		$20,001	BRL	78,100	0	(260)
	08/2016	CNH	13,478		$2,039	36	0

Total Forward Foreign Currency Contracts						$49,973	$(14,857)

Purchased Options:

Foreign Currency Barrier Options

Counterparty	Description	Barrier Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD D&O @ 1.100	$ 1.045	04/21/2016	EUR	41,200	$67	$136

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.050	01/08/2016	EUR	14,200	$137	$0
BPS	Put - OTC EUR versus USD		1.040	01/04/2016		28,885	212	0
	Put - OTC EUR versus USD		1.050	01/08/2016		14,100	140	0
	Put - OTC USD versus CNH	CNH	6.434	08/17/2016		$9,300	60	48
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		13,900	80	76
	Put - OTC USD versus CNH		6.442	08/17/2016		9,300	49	51
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		19,731	533	603
	Call - OTC USD versus CNH		7.400	02/02/2016		19,731	117	2
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		2,500	13	14
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		19,732	415	344
	Call - OTC USD versus CNH		7.500	02/02/2016		19,732	108	1

							$1,864	$1,139

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$84,100	$161	$16
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	68,100	3,395	1,432
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	42,100	2,102	944
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	14,900	408	172
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	321,400	353	0
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	514,900	1,210	5
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	578,800	1,505	19
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	201,100	1,455	773

							$10,589	$3,361

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae 4.000% due 01/01/2046	$120.000	01/06/2016	$150,000	$6	$0

Total Purchased Options					$12,526	$4,636

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$7,900	$(14)	$(7)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	25,400	(45)	(21)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	10,100	(18)	(16)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	3,700	(8)	(3)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	19,900	(12)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	19,900	(38)	(30)

						$(135)	$(77)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.103	01/08/2016	EUR	14,200	$(137)	$(11)
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$13,700	(751)	(1,005)
BPS	Put - OTC EUR versus USD		$1.010	01/04/2016	EUR	43,328	(98)	0
	Call - OTC EUR versus USD		1.102	01/08/2016		14,100	(139)	(12)
	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		$9,300	(115)	(116)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		3,724	(480)	(406)
	Put - OTC USD versus BRL		5.000	10/19/2017		3,724	(555)	(498)
FBF	Put - OTC USD versus BRL		3.800	01/27/2016		18,000	(265)	(133)
	Call - OTC USD versus BRL		5.000	10/19/2017		11,195	(1,419)	(1,221)
	Put - OTC USD versus BRL		5.000	10/19/2017		11,195	(1,689)	(1,499)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	6,800	(445)	(665)
	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		$13,900	(165)	(178)
	Call - OTC USD versus CNH		6.975	08/17/2016		9,300	(108)	(118)
JPM	Call - OTC EUR versus USD		$1.130	03/04/2016	EUR	17,100	(136)	(69)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$11,320	(363)	(577)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		39,463	(416)	(38)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	6,500	(462)	(636)
	Call - OTC USD versus CNH	CNH	6.976	08/17/2016		$2,500	(29)	(32)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		39,463	(362)	(21)

							$(8,134)	$(7,235)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,100	$(19)	$(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,400	(31)	(1)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	(1)

						$(57)	$(3)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$10,100	$(20)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	17,900	(161)	(57)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	55,400	(1,011)	(268)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	68,900	(1,422)	(303)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	52,200	(907)	(222)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	14,900	(411)	(266)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	504,800	(1,060)	(14)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	578,800	(1,216)	(43)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	285,900	(4,901)	(1,107)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	69,600	(785)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	45,700	(1,453)	(843)

							$(13,347)	$(3,123)

Total Written Options							$(21,673)	$(10,438)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Republic of Korea	1.000%	09/20/2022	0.707%		$3,200	$46	$14	$60	$0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	4,800	(30)	23	0	(7)
BPS	Republic of Korea	1.000	09/20/2022	0.707		$1,600	26	4	30	0
	U.S. Treasury Notes	0.250	03/20/2016	0.103	EUR	4,400	(62)	64	2	0
BRC	Brazil Government International Bond	1.000	03/20/2016	1.120		$10,800	(37)	38	1	0
	Brazil Government International Bond	1.000	06/20/2016	1.387		12,200	(18)	0	0	(18)
	General Electric Capital Corp.	1.000	03/20/2016	0.095		10,000	129	(105)	24	0
	General Electric Capital Corp.	1.000	06/20/2016	0.091		4,500	67	(46)	21	0
	Indonesia Government International Bond	1.000	06/20/2016	0.727		3,500	(59)	65	6	0
	Italy Government International Bond	1.000	06/20/2017	0.379		2,500	9	15	24	0
	Mexico Government International Bond	1.000	03/20/2016	0.481		4,500	(22)	29	7	0
CBK	Indonesia Government International Bond	1.000	06/20/2016	0.727		1,400	(26)	28	2	0
	Italy Government International Bond	1.000	06/20/2017	0.379		4,000	23	15	38	0
DUB	Italy Government International Bond	1.000	09/20/2016	0.223		1,500	11	(2)	9	0
	Mexico Government International Bond	1.000	06/20/2016	0.531		12,600	31	2	33	0
	Mexico Government International Bond	1.000	09/20/2017	0.930		1,700	(24)	27	3	0
	Spain Government International Bond	1.000	06/20/2019	0.653		22,400	(1)	273	272	0
FBF	Brazil Government International Bond	1.000	06/20/2016	1.387		10,700	(16)	1	0	(15)
GST	Italy Government International Bond	1.000	06/20/2017	0.379		1,700	10	6	16	0
	Mexico Government International Bond	1.000	06/20/2017	0.867		700	(7)	9	2	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		21,300	(52)	(62)	0	(114)
	Spain Government International Bond	1.000	06/20/2019	0.653		10,100	5	118	123	0
HUS	Indonesia Government International Bond	1.000	06/20/2016	0.727		1,400	(24)	26	2	0
	Italy Government International Bond	1.000	09/20/2016	0.223		2,900	22	(4)	18	0
	U.S. Treasury Notes	0.250	06/20/2017	0.110	EUR	6,200	(12)	27	15	0
JPM	Brazil Government International Bond	1.000	06/20/2019	4.369		$1,800	(60)	(131)	0	(191)
	China Government International Bond	1.000	12/20/2019	0.873		53,900	400	(118)	282	0
	Mexico Government International Bond	1.000	06/20/2017	0.867		9,600	(127)	150	23	0
	Spain Government International Bond	1.000	06/20/2019	0.653		12,300	(6)	156	150	0
	Spain Government International Bond	1.000	03/20/2020	0.736		1,900	13	8	21	0
MYC	Italy Government International Bond	1.000	06/20/2017	0.379		2,600	9	16	25	0
	Mexico Government International Bond	1.000	03/20/2016	0.481		5,700	(35)	44	9	0
	Mexico Government International Bond	1.000	09/20/2017	0.930		1,400	(20)	22	2	0
	Republic of Korea	1.000	09/20/2022	0.707		500	8	1	9	0
	Spain Government International Bond	1.000	06/20/2019	0.653		4,600	9	47	56	0
	Spain Government International Bond	1.000	03/20/2020	0.736		900	6	4	10	0

							$186	$764	$1,295	$(345)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$2,000	$268	$(27)	$241	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	4,315	(863)	36	0	(827)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	1,000	133	(12)	121	0

					$(462)	$(3)	$362	$(827)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.338%	11/15/2030	GBP	240	$3	$1	$4	$0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	21,600	59	(693)	0	(634)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		27,000	31	(775)	0	(744)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		19,300	51	(516)	0	(465)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	23,200	(27)	(41)	0	(68)
BPS	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	90,000	0	(239)	0	(239)
	Pay	1-Year BRL-CDI	11.160	01/04/2021		16,100	(35)	(583)	0	(618)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		136,800	440	(4,963)	0	(4,523)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		58,700	8	(1,729)	0	(1,721)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		800	1	(23)	0	(22)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		38,100	3	(975)	0	(972)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	22,200	(3)	(50)	0	(53)
BRC	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	30,000	(30)	(50)	0	(80)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	530	0	27	27	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	43,200	(4)	(111)	0	(115)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		10,400	5	(292)	0	(287)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		22,500	(4)	(538)	0	(542)
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	16,400	(5)	(208)	0	(213)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	5,333	(7)	52	45	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	300	0	0	0	0
	Pay	1-Year BRL-CDI	12.360	01/02/2018		91,900	(1,250)	(233)	0	(1,483)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		106,400	(71)	(211)	0	(282)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		16,600	2	(489)	0	(487)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		23,200	22	(661)	0	(639)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		34,000	24	(843)	0	(819)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	300	2	13	15	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	22,800	0	(61)	0	(61)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		32,100	132	(1,193)	0	(1,061)
	Pay	1-Year BRL-CDI	12.560	01/04/2021		46,500	(5)	(1,108)	0	(1,113)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		116,000	289	(3,084)	0	(2,795)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	8,500	0	81	81	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	92,700	0	(54)	0	(54)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		75,000	17	(216)	0	(199)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		32,600	20	(918)	0	(898)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	18,700	(43)	(44)	0	(87)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		54,400	(4)	(4)	0	(8)
	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	400	(1)	0	0	(1)
HUS	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	12,400	(1)	(6)	0	(7)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		45,100	(86)	(1,237)	0	(1,323)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		25,300	25	(722)	0	(697)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		22,900	(15)	(537)	0	(552)
	Pay	28-Day MXN-TIIE	5.500	06/11/2018	MXN	2,400	0	3	3	0
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,250	2	9	11	0
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		3,790	(6)	38	32	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	128,600	28	(369)	0	(341)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		40,200	106	(1,285)	0	(1,179)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		36,100	125	(1,319)	0	(1,194)

							$(202)	$(26,156)	$218	$(26,576)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	ERAEMLT Index	277,372	1-Month USD-LIBOR plus a specified spread	02/12/2016	$606,312		$(137,363)	$0	$(137,363)
	Receive	ERAEMLT Index	305,591	1-Month USD-LIBOR plus a specified spread	07/15/2016	662,830		(146,186)	0	(146,186)
	Receive	ERAEMLT Index	85,168	1-Month USD-LIBOR plus a specified spread	07/29/2016	150,266		(6,311)	0	(6,311)
	Receive	ERAEMLT Index	270,426	1-Month USD-LIBOR plus a specified spread	08/16/2016	572,606		(115,410)	0	(115,410)
BPS	Receive	ERAEMLT Index	19,420	1-Month USD-LIBOR plus a specified spread	02/16/2016	32,494		347	347	0
FBF	Receive	ERAEMLT Index	74,273	1-Month USD-LIBOR plus a specified spread	11/15/2016	124,275		1,322	1,322	0

								$(403,601)	$1,669	$(405,270)

Total Swap Agreements							$(478)	$(428,996)	$3,544	$(433,018)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $438,658 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$14,314	$0	$14,314
Corporate Bonds & Notes
Banking & Finance	0	356,460	1,729	358,189
Industrials	0	117,559	0	117,559
Utilities	0	87,835	0	87,835
Municipal Bonds & Notes
California	0	24,194	0	24,194
Illinois	0	2,062	0	2,062
Louisiana	0	880	0	880
Nebraska	0	119	0	119
Nevada	0	279	0	279
New Jersey	0	3,284	0	3,284
New York	0	1,745	0	1,745
Ohio	0	4,809	0	4,809
Tennessee	0	128	0	128
Texas	0	2,449	0	2,449
Washington	0	2,940	0	2,940
U.S. Government Agencies	0	282,300	0	282,300
U.S. Treasury Obligations	0	861,674	0	861,674
Non-Agency Mortgage-Backed Securities	0	133,153	0	133,153
Asset-Backed Securities	0	138,094	0	138,094
Sovereign Issues	0	160,530	0	160,530
Convertible Preferred Securities
Banking & Finance	0	1,899	0	1,899
Preferred Securities
Banking & Finance	1,268	7,339	0	8,607
Short-Term Instruments
Certificates of Deposit	0	9,483	0	9,483
Repurchase Agreements	0	193	0	193
Short-Term Notes	0	3,360	0	3,360
Japan Treasury Bills	0	209,417	0	209,417
U.S. Treasury Bills	0	2,979	0	2,979
	$1,268	$2,429,478	$1,729	$2,432,475

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	80,946	0	0	80,946

Total Investments	$82,214	$2,429,478	$1,729	$2,513,421

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(426,843)	$0	$(426,843)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	558	1,215	0	1,773
Over the counter	0	58,153	0	58,153
	$558	$59,368	$0	$59,926

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(372)	(3,633)	0	(4,005)
Over the counter	0	(458,313)	0	(458,313)

	$(372)	$(461,946)	$0	$(462,318)

Totals	$82,400	$1,600,057	$1,729	$1,684,186

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 138.2%
BANK LOAN OBLIGATIONS 0.7%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$1,800	$1,781
Charter Communications Operating LLC
3.500% due 01/24/2023		1,900	1,898
Community Health Systems, Inc.
3.657% due 12/31/2018		1,975	1,950
HCA, Inc.
3.174% due 03/31/2017		9,750	9,750

Total Bank Loan Obligations (Cost $15,383)			15,379

CORPORATE BONDS & NOTES 43.7%
BANKING & FINANCE 29.4%
ABN AMRO Bank NV
4.750% due 07/28/2025		600	599
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	2,966
4.750% due 09/10/2018		3,115	3,197
6.250% due 12/01/2017		2,300	2,418
American Honda Finance Corp.
0.823% due 10/07/2016		6,700	6,714
ASIF
3.000% due 02/17/2017	EUR	3,500	3,897
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048		$3,265	3,119
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)	EUR	400	428
9.000% due 05/09/2018 (e)		$800	859
Banco del Estado de Chile
4.125% due 10/07/2020		4,200	4,340
Banco do Brasil S.A.
3.875% due 10/10/2022		1,673	1,280
6.000% due 01/22/2020		800	799
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	7,600	9,003
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$300	300
Banco Santander Chile
1.915% due 01/19/2016		1,000	1,000
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	4,400	4,486
Bank of America Corp.
0.692% due 08/15/2016		$400	398
1.003% due 08/25/2017		14,000	13,985
2.650% due 04/01/2019		33,600	33,700
5.650% due 05/01/2018		1,800	1,937
6.500% due 08/01/2016		18,798	19,349
7.625% due 06/01/2019		2,300	2,664
Bank of America N.A.
0.832% due 11/14/2016		31,800	31,789
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.897% due 03/10/2017		17,100	17,083
Barclays Bank PLC
7.750% due 04/10/2023		800	855
14.000% due 06/15/2019 (e)	GBP	12,900	24,634
BBVA Bancomer S.A.
4.500% due 03/10/2016		$2,200	2,212
6.500% due 03/10/2021		200	213
6.750% due 09/30/2022		8,100	8,930
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		800	822
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	4,600	5,086
Citigroup, Inc.
0.747% due 06/09/2016		$11,100	11,068
1.042% due 11/15/2016		15,500	15,520
1.280% due 07/25/2016		19,400	19,430
5.950% due 05/15/2025 (e)		2,800	2,698
Eksportfinans ASA
2.375% due 05/25/2016		300	300
5.500% due 05/25/2016		100	101
5.500% due 06/26/2017		200	208
Ford Motor Credit Co. LLC
0.794% due 11/08/2016		11,700	11,621

1.500% due 01/17/2017		4,480	4,450
2.500% due 01/15/2016		6,400	6,401
3.984% due 06/15/2016		2,915	2,948
4.207% due 04/15/2016		5,285	5,328
4.250% due 02/03/2017		5,148	5,261
General Motors Financial Co., Inc.
3.450% due 04/10/2022		8,000	7,689
4.750% due 08/15/2017		5,295	5,490
HBOS PLC
1.152% due 09/06/2017		2,500	2,489
HSBC Holdings PLC
4.250% due 08/18/2025		4,100	4,077
HSBC USA, Inc.
1.114% due 08/07/2018		1,800	1,800
International Lease Finance Corp.
6.750% due 09/01/2016		800	823
Intesa Sanpaolo SpA
2.375% due 01/13/2017		10,000	10,035
John Deere Capital Corp.
0.421% due 04/12/2016		18,500	18,488
JPMorgan Chase & Co.
1.027% due 02/26/2016		45,800	45,805
1.125% due 02/26/2016		11,300	11,305
JPMorgan Chase Bank N.A.
5.375% due 09/28/2016	GBP	7,300	11,099
KBC Bank NV
8.000% due 01/25/2023		$7,400	8,085
KEB Hana Bank
3.125% due 06/26/2017		3,200	3,250
LBG Capital PLC
8.500% due 12/17/2021 (e)		200	211
LeasePlan Corp. NV
3.000% due 10/23/2017		2,000	2,007
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		11,100	15,837
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	1,580	2,445
Morgan Stanley
1.600% due 04/25/2018		$13,900	14,056
1.750% due 02/25/2016		10,000	10,012
3.800% due 04/29/2016		3,200	3,227
MUFG Union Bank N.A.
0.734% due 05/05/2017		10,300	10,254
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	213
Navient Corp.
5.500% due 01/15/2019		$700	656
8.450% due 06/15/2018		1,400	1,477
Nordea Bank AB
0.972% due 04/04/2017		7,800	7,796
Novo Banco S.A.
5.000% due 04/04/2019	EUR	300	284
5.000% due 04/23/2019		200	191
5.000% due 05/21/2019		600	584
5.000% due 05/23/2019		400	393
Nykredit Realkredit A/S
2.000% due 01/01/2016	DKK	12,000	1,747
2.000% due 04/01/2016		22,800	3,335
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$700	732
Rabobank Group
0.658% due 11/23/2016		18,100	18,108
6.875% due 03/19/2020	EUR	5,000	6,480
11.000% due 06/30/2019 (e)		$8,200	10,154
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	108,400	15,785
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$4,000	4,339
13.125% due 03/19/2022	AUD	10,811	8,676
Turkiye Garanti Bankasi A/S
2.817% due 04/20/2016		$200	200
UBS AG
4.750% due 05/22/2023		200	204
5.125% due 05/15/2024		23,500	23,794
7.625% due 08/17/2022		3,350	3,824
Wells Fargo & Co.
0.780% due 04/22/2019		1,800	1,783
0.847% due 07/20/2016		19,000	19,020
1.250% due 07/20/2016		3,000	3,005

			615,660

INDUSTRIALS 7.7%
AbbVie, Inc.
1.800% due 05/14/2018		1,500	1,494

2.500% due 05/14/2020	600	595
3.200% due 11/06/2022	100	99
3.600% due 05/14/2025	500	495
4.500% due 05/14/2035	300	295
4.700% due 05/14/2045	400	393
Actavis Funding SCS
2.350% due 03/12/2018	3,000	3,005
3.000% due 03/12/2020	2,000	2,003
3.450% due 03/15/2022	1,800	1,805
Braskem Finance Ltd.
5.750% due 04/15/2021	5,800	5,075
CCO Safari LLC
3.579% due 07/23/2020	500	498
4.464% due 07/23/2022	700	698
4.908% due 07/23/2025	1,500	1,501
6.384% due 10/23/2035	300	303
6.484% due 10/23/2045	700	702
6.834% due 10/23/2055	100	99
CVS Health Corp.
1.900% due 07/20/2018	1,500	1,500
2.800% due 07/20/2020	400	402
3.500% due 07/20/2022	200	204
3.875% due 07/20/2025	1,800	1,841
4.875% due 07/20/2035	500	518
5.125% due 07/20/2045	800	846
Daimler Finance North America LLC
0.837% due 03/10/2017	14,900	14,825
1.009% due 08/01/2016	8,200	8,197
1.250% due 01/11/2016	3,000	3,000
1.875% due 01/11/2018	7,800	7,772
Deutsche Telekom International Finance BV
5.750% due 03/23/2016	3,690	3,724
DISH DBS Corp.
4.250% due 04/01/2018	3,675	3,693
Dynegy, Inc.
6.750% due 11/01/2019	11,100	10,490
7.375% due 11/01/2022	1,800	1,575
Enbridge, Inc.
1.262% due 10/01/2016	5,400	5,361
Gerdau Trade, Inc.
5.750% due 01/30/2021	4,100	3,270
HCA, Inc.
3.750% due 03/15/2019	13,800	13,938
Kraft Heinz Foods Co.
1.600% due 06/30/2017	700	698
2.000% due 07/02/2018	700	698
2.800% due 07/02/2020	400	399
3.500% due 07/15/2022	200	202
3.950% due 07/15/2025	200	202
5.000% due 07/15/2035	100	103
5.200% due 07/15/2045	300	314
Kroger Co.
0.845% due 10/17/2016	8,200	8,196
NBCUniversal Media LLC
2.875% due 04/01/2016	2,100	2,110
President and Fellows of Harvard College
6.500% due 01/15/2039	8,600	11,889
QUALCOMM, Inc.
4.650% due 05/20/2035	600	557
4.800% due 05/20/2045	700	624
Reynolds American, Inc.
2.300% due 06/12/2018	200	201
3.250% due 06/12/2020	200	203
4.000% due 06/12/2022	100	104
4.450% due 06/12/2025	600	629
Rohm & Haas Co.
6.000% due 09/15/2017	144	153
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	10,000	8,825
SABMiller Holdings, Inc.
2.450% due 01/15/2017	3,895	3,926
Schaeffler Finance BV
4.750% due 05/15/2021	13,050	13,181
UnitedHealth Group, Inc.
3.750% due 07/15/2025	1,800	1,860
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	4,500	4,475

		159,765

UTILITIES 6.6%
AT&T, Inc.
1.023% due 03/30/2017	11,100	11,075
BellSouth Corp.
4.821% due 04/26/2021	13,200	13,358

Majapahit Holding BV
7.750% due 01/20/2020		500	561
Petrobras Global Finance BV
2.000% due 05/20/2016		19,000	18,762
2.750% due 01/15/2018	EUR	1,000	890
3.406% due 03/17/2020		$2,900	2,066
3.750% due 01/14/2021	EUR	400	291
3.875% due 01/27/2016		$900	898
4.375% due 05/20/2023		500	331
6.250% due 12/14/2026	GBP	800	770
6.850% due 06/05/2049		$4,900	3,197
Shell International Finance BV
0.572% due 11/15/2016		5,500	5,497
Sprint Communications, Inc.
8.375% due 08/15/2017		6,750	6,682
Telefonica Chile S.A.
3.875% due 10/12/2022		1,200	1,186
Verizon Communications, Inc.
0.877% due 06/09/2017		17,700	17,632
1.296% due 06/17/2019		200	199
2.042% due 09/15/2016		34,503	34,720
2.252% due 09/14/2018		10,400	10,656
2.500% due 09/15/2016		1,714	1,728
3.650% due 09/14/2018		5,900	6,175
5.150% due 09/15/2023		1,200	1,321

			137,995

Total Corporate Bonds & Notes (Cost $926,865)			913,420

MUNICIPAL BONDS & NOTES 1.5%
CALIFORNIA 0.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		1,600	2,200
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		2,000	2,970
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		2,000	2,460
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		1,300	1,536

			9,166

COLORADO 0.5%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		8,000	10,519

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		900	952
7.750% due 01/01/2042		1,500	1,519

			2,471

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050		2,000	2,952
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047		2,300	1,991

			4,943

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042		4,000	5,156

Total Municipal Bonds & Notes (Cost $33,380)			32,255

U.S. GOVERNMENT AGENCIES 5.9%
Fannie Mae
0.482% due 12/25/2036		158	155
0.772% due 03/25/2037 - 09/25/2042		540	539
0.802% due 07/25/2037		130	131
0.822% due 09/25/2035		196	196
0.832% due 09/25/2035		496	499
1.052% due 05/25/2040		154	156
1.142% due 06/25/2037		83	84
1.152% due 06/25/2040		1,100	1,116
1.172% due 11/25/2039 - 01/25/2040		565	573
1.242% due 12/25/2039		98	100
1.322% due 07/25/2039		79	80
1.443% due 06/01/2043 - 07/01/2044		250	256
2.022% due 10/01/2034		23	25

2.122% due 11/01/2035	55	58
2.123% due 01/01/2035	192	201
2.128% due 05/01/2035	9	10
2.145% due 11/01/2034	7	7
2.243% due 12/01/2033	20	21
2.274% due 09/01/2035	220	233
2.278% due 07/01/2035	185	197
2.298% due 10/01/2035	65	69
2.310% due 08/01/2022	200	198
2.326% due 05/25/2035	38	40
2.373% due 03/01/2035	14	15
2.387% due 07/01/2035	147	157
2.415% due 07/01/2034	164	174
2.432% due 08/01/2035	185	197
2.455% due 12/01/2033	170	179
2.462% due 06/01/2035	296	313
2.487% due 09/01/2035	212	226
2.490% due 08/01/2035	335	357
2.502% due 05/01/2036	121	128
2.560% due 09/01/2036	99	105
2.580% due 07/01/2036	114	121
2.683% due 06/01/2035	428	456
2.686% due 08/01/2036	99	106
2.870% due 09/01/2027	100	98
2.920% due 06/01/2022	2,484	2,540
3.155% due 05/01/2022	2,019	2,104
4.000% due 05/01/2018 - 11/01/2028	13,067	13,752
4.500% due 02/01/2018 - 06/01/2042	19,803	20,883
5.000% due 06/01/2023 - 05/01/2041	7,782	8,591
5.500% due 10/01/2021 - 12/01/2039	3,903	4,367
6.000% due 02/01/2029 - 05/01/2041	1,031	1,168
6.500% due 09/01/2034	7	8
Freddie Mac
0.661% due 02/15/2037	13	13
0.682% due 08/25/2031	82	80
0.731% due 06/15/2018	7	7
0.881% due 07/15/2041	1,055	1,059
0.901% due 06/15/2041	1,049	1,059
1.001% due 08/15/2037	227	230
1.031% due 08/15/2037	289	293
1.186% due 01/15/2038	155	158
1.443% due 02/25/2045	37	38
4.500% due 01/15/2041 - 04/01/2041	327	357
5.000% due 03/01/2038	5,243	5,739
5.500% due 06/01/2027 - 05/01/2040	2,653	2,945
6.000% due 02/01/2034 - 10/01/2039	2,783	3,148
Freddie Mac, TBA
4.500% due 01/01/2046	4,000	4,309
6.000% due 01/01/2046	1,000	1,125
Ginnie Mae
3.500% due 01/15/2042 - 07/15/2045	25,302	26,356
5.000% due 06/15/2034 - 06/15/2041	5,967	6,597
6.000% due 05/15/2037 - 07/15/2037	111	126
Ginnie Mae, TBA
4.000% due 01/01/2046	6,000	6,364
NCUA Guaranteed Notes
0.726% due 10/07/2020	240	241
Small Business Administration
5.290% due 12/01/2027	223	246
5.600% due 09/01/2028	2,039	2,277

Total U.S. Government Agencies (Cost $121,966)		123,756

U.S. TREASURY OBLIGATIONS 49.8%
U.S. Treasury Bonds
2.500% due 02/15/2045 (k)	320	286
3.000% due 05/15/2045 (k)	50	50
2.000% due 08/15/2025 (g)	6,400	6,241
2.125% due 05/15/2025 (g)(i)(k)	96,850	95,592
2.375% due 08/15/2024 (i)(k)	26,900	27,183
2.875% due 08/15/2045 (g)	47,400	45,957
3.000% due 11/15/2044 (g)(k)	3,250	3,233
3.125% due 08/15/2044 (g)(k)	25,000	25,507
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (k)	80,143	77,695
0.125% due 01/15/2023 (i)(k)	20,193	19,357
0.125% due 07/15/2024 (i)(k)	20,631	19,585
0.250% due 01/15/2025 (k)	402	383
0.375% due 07/15/2023 (i)(k)	50,378	49,199
0.750% due 02/15/2045 (k)	12,219	10,636
1.750% due 01/15/2028 (k)	9,649	10,536
2.000% due 01/15/2026 (k)	6,350	7,051
2.375% due 01/15/2025 (i)	34,315	38,990
2.375% due 01/15/2027	16,273	18,802

U.S. Treasury Notes
1.375% due 08/31/2020 (g)(i)(k)		159,700	157,197
1.875% due 08/31/2022 (g)(k)		266,600	263,578
1.875% due 10/31/2022 (g)		94,100	92,920
2.000% due 07/31/2022 (g)(i)(k)		26,000	25,936
2.000% due 11/30/2022 (g)(k)		45,800	45,555

Total U.S. Treasury Obligations (Cost $1,059,937)			1,041,469

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.8%
American Home Mortgage Investment Trust
2.654% due 02/25/2045		86	86
Banc of America Commercial Mortgage Trust
5.834% due 05/10/2045		322	322
Banc of America Funding Ltd.
0.503% due 10/03/2039		3,751	3,691
Banc of America Funding Trust
0.592% due 10/20/2046 ^		430	324
0.682% due 06/20/2047		600	429
BCAP LLC Trust
0.335% due 09/26/2035		1,268	1,258
Bear Stearns Adjustable Rate Mortgage Trust
2.868% due 01/25/2034		664	665
Bear Stearns ALT-A Trust
0.582% due 02/25/2034		338	310
0.862% due 07/25/2035		1,599	1,569
2.726% due 09/25/2035		98	84
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		84	86
Bear Stearns Structured Products, Inc. Trust
2.693% due 01/26/2036		370	306
Bella Vista Mortgage Trust
0.797% due 01/22/2045		3,021	2,785
Chase Mortgage Finance Trust
2.606% due 02/25/2037		1,917	1,927
ChaseFlex Trust
0.722% due 07/25/2037		1,126	919
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.672% due 01/25/2036		1,015	915
0.672% due 06/25/2036		1,170	1,075
0.722% due 08/25/2035		3,863	3,510
Citigroup Mortgage Loan Trust, Inc.
2.660% due 05/25/2035		161	159
2.730% due 10/25/2035		76	76
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		2,919	3,080
Countrywide Alternative Loan Trust
0.582% due 12/25/2046 ^		5,338	5,662
0.602% due 05/25/2047		380	314
0.612% due 09/25/2046 ^		1,692	1,485
0.702% due 02/25/2037		1,961	1,538
0.922% due 05/25/2035 ^		11,682	9,558
2.440% due 05/25/2036		2,054	1,658
Countrywide Home Loan Mortgage Pass-Through Trust
1.222% due 09/25/2034		253	221
2.593% due 02/20/2036 ^		65	61
Credit Suisse Commercial Mortgage Trust
0.320% due 03/27/2036		2,423	2,379
5.297% due 12/15/2039		2,371	2,425
5.383% due 02/15/2040		233	238
Credit Suisse Mortgage Capital Certificates
5.460% due 09/15/2039		7,767	7,915
Deutsche ALT-A Securities, Inc.
0.752% due 02/25/2036		4,549	3,641
Eddystone Finance PLC
1.104% due 04/19/2021	GBP	4,047	5,804
First Horizon Alternative Mortgage Securities Trust
2.207% due 08/25/2035 ^		$556	481
First Horizon Mortgage Pass-Through Trust
2.723% due 08/25/2035		255	228
Greenpoint Mortgage Pass-Through Certificates
2.865% due 10/25/2033		184	182
Greenwich Capital Commercial Funding Corp.
5.826% due 07/10/2038		358	360
GSR Mortgage Loan Trust
2.806% due 09/25/2035		433	444
2.845% due 11/25/2035		212	205
6.000% due 05/25/2037 ^		1,119	1,048
HarborView Mortgage Loan Trust
0.453% due 01/19/2036		951	648
0.672% due 03/19/2035		4,362	3,871
IndyMac Mortgage Loan Trust
0.622% due 11/25/2046		24,263	17,350
2.605% due 01/25/2036 ^		358	300

JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045	659	666
5.420% due 01/15/2049	2,626	2,682
5.439% due 01/15/2049	10,716	11,054
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^	28	24
Lanark Master Issuer PLC
1.778% due 12/22/2054	3,457	3,461
LB Commercial Mortgage Trust
5.853% due 07/15/2044	10,178	10,553
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039	2,390	2,391
Leek Finance PLC
0.790% due 12/21/2038	2,401	2,514
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.771% due 12/15/2030	542	520
Merrill Lynch Mortgage Investors Trust
0.632% due 02/25/2036	273	254
1.904% due 10/25/2035	3,233	3,151
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	600	616
Morgan Stanley Capital Trust
5.610% due 04/15/2049	67	67
Residential Accredit Loans, Inc. Trust
0.607% due 08/25/2036	2,554	2,042
3.652% due 12/25/2035	997	866
Sequoia Mortgage Trust
0.602% due 07/20/2036	948	866
0.612% due 06/20/2036	1,035	921
Structured Adjustable Rate Mortgage Loan Trust
0.742% due 10/25/2035	5,586	4,655
1.657% due 01/25/2035	297	240
2.540% due 01/25/2035	493	471
2.561% due 08/25/2034	438	435
2.579% due 09/25/2035	353	317
2.586% due 08/25/2035	215	201
Structured Asset Mortgage Investments Trust
0.652% due 07/19/2035	150	131
0.702% due 02/25/2036 ^	171	133
2.942% due 05/25/2047	5,797	4,095
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045	1,561	1,575
Wachovia Mortgage Loan Trust LLC
2.913% due 05/20/2036 ^	698	617
WaMu Mortgage Pass-Through Certificates Trust
0.712% due 10/25/2045	62	58
1.062% due 01/25/2045	355	337
1.247% due 06/25/2046	11,086	9,263
1.257% due 02/25/2046	878	810
1.457% due 11/25/2042	61	57
1.825% due 01/25/2037 ^	1,615	1,371
1.899% due 02/27/2034	154	151
2.151% due 08/25/2046	10,495	9,446
2.151% due 10/25/2046	190	171
2.151% due 12/25/2046	727	672
2.185% due 12/25/2036 ^	488	436
2.268% due 06/25/2037 ^	765	691
Washington Mutual Mortgage Loan Trust
1.439% due 05/25/2041	7	7
Wells Fargo Alternative Loan Trust
2.768% due 07/25/2037 ^	9,806	8,360
Wells Fargo Mortgage-Backed Securities Trust
2.710% due 07/25/2036 ^	3,762	3,681
2.763% due 03/25/2036	364	362

Total Non-Agency Mortgage-Backed Securities (Cost $182,707)		182,983

ASSET-BACKED SECURITIES 6.9%
Ally Auto Receivables Trust
0.480% due 02/15/2017	1,043	1,043
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.242% due 02/25/2034	2,051	1,852
Asset-Backed Funding Certificates Trust
0.642% due 01/25/2037	4,717	2,958
1.472% due 03/25/2034	5,944	4,791
Asset-Backed Securities Corp. Home Equity Loan Trust
0.712% due 03/25/2036	11,443	8,315
0.972% due 09/25/2034	2	2
1.062% due 07/25/2035	500	458
Bear Stearns Asset-Backed Securities Trust
0.582% due 08/25/2036	2,848	2,500
0.692% due 06/25/2036	4,800	4,130
1.102% due 10/25/2035	4,800	3,987
Cavalry CLO Ltd.
1.687% due 01/16/2024	400	399

Citigroup Mortgage Loan Trust, Inc.
0.582% due 09/25/2036		7,027	5,182
1.322% due 09/25/2035 ^		3,987	2,410
Cornerstone CLO Ltd.
0.541% due 07/15/2021		2,061	2,046
Countrywide Asset-Backed Certificates
0.572% due 01/25/2037		11,311	10,882
0.622% due 06/25/2037 ^		5,133	4,638
0.672% due 01/25/2046		8,511	5,727
5.049% due 10/25/2046 ^		3,558	3,382
Countrywide Asset-Backed Certificates Trust
0.772% due 04/25/2036		3,338	3,298
Countrywide Home Equity Loan Trust
0.551% due 12/15/2029		747	684
Credit Suisse Mortgage Capital Certificates
1.022% due 09/25/2037		8,528	7,666
Credit-Based Asset Servicing and Securitization LLC
0.482% due 11/25/2036		34	19
Fremont Home Loan Trust
0.482% due 01/25/2037		17	9
GSAMP Trust
0.662% due 12/25/2035		4,647	4,278
Hillmark Funding Ltd.
0.628% due 05/21/2021		526	517
Long Beach Mortgage Loan Trust
0.982% due 10/25/2034		17	16
Morgan Stanley ABS Capital, Inc. Trust
0.672% due 03/25/2037		4,248	2,216
1.352% due 11/25/2034		1,325	1,260
National Collegiate Student Loan Trust
0.662% due 11/27/2028		2,593	2,546
Panhandle-Plains Higher Education Authority, Inc.
1.742% due 10/01/2035		44	44
Residential Asset Mortgage Products Trust
0.582% due 02/25/2037		3,629	3,338
Residential Asset Securities Corp. Trust
0.572% due 08/25/2036		1,501	1,454
0.842% due 10/25/2035		1,000	891
SG Mortgage Securities Trust
0.602% due 02/25/2036		13,896	8,585
SLM Private Education Loan Trust
1.381% due 06/15/2023		255	255
3.581% due 05/16/2044		238	246
SLM Student Loan Trust
0.132% due 12/15/2023	EUR	1,341	1,410
Specialty Underwriting & Residential Finance Trust
0.722% due 12/25/2036		$4,230	3,296
SpringCastle America Funding LLC
2.700% due 05/25/2023		12,696	12,672
Structured Asset Investment Loan Trust
1.142% due 06/25/2035		20,000	16,766
Structured Asset Securities Corp. Mortgage Loan Trust
0.632% due 02/25/2037		6,797	6,048
0.742% due 05/25/2037		2,033	1,868
Venture CDO Ltd.
0.540% due 07/22/2021		367	361
Wood Street CLO BV
0.231% due 11/22/2021	EUR	113	122

Total Asset-Backed Securities (Cost $138,383)			144,567

SOVEREIGN ISSUES 8.0%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2016 (c)	BRL	113,600	27,767
0.000% due 10/01/2016 (c)		188,100	42,644
0.000% due 01/01/2017 (c)		4,890	1,068
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		33,400	6,742
10.000% due 01/01/2025		245,100	44,326
Export-Import Bank of Korea
4.000% due 01/29/2021		$4,700	5,017
Italy Buoni Poliennali Del Tesoro
4.000% due 02/01/2037	EUR	450	610
Korea Development Bank
1.000% due 01/22/2016		$2,000	2,000
3.250% due 03/09/2016		4,000	4,016
3.500% due 08/22/2017		300	308
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	5,922	349
4.750% due 06/14/2018		89,100	5,201
5.000% due 06/16/2016 (d)		11,952	709
Qatar Government International Bond
5.250% due 01/20/2020		$3,600	3,989
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	250,000	1,872

4.500% due 07/03/2017		1,220,000	9,338
4.750% due 04/17/2019	EUR	6,300	6,300
Slovenia Government International Bond
5.250% due 02/18/2024		$5,200	5,749

Total Sovereign Issues (Cost $203,623)			168,005

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		80,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.9%
CERTIFICATES OF DEPOSIT 0.4%
Banco Bilbao Vizcaya Argentaria S.A.
1.212% due 05/16/2016		$8,000	7,986

REPURCHASE AGREEMENTS (f) 0.0%			639

JAPAN TREASURY BILLS 11.8%
(0.061%) due 02/22/2016 - 03/07/2016 (b)	JPY	29,590,000	246,192

U.S. TREASURY BILLS 0.7%
0.128% due 01/07/2016 - 01/28/2016 (b)(g)(k)		$14,799	14,798

Total Short-Term Instruments (Cost $263,848)			269,615

Total Investments in Securities (Cost $2,946,092)			2,891,449

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		13,964	138

Total Short-Term Instruments (Cost $138)			138

Total Investments in Affiliates (Cost $138)			138

Total Investments 138.2% (Cost $2,946,230)			$2,891,587
Financial Derivative Instruments (h)(j) (5.2%) (Cost or Premiums, net $(20,660))			(109,417)
Other Assets and Liabilities, net (33.0%)			(689,217)

Net Assets 100.0%			$2,092,953

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$639	Fannie Mae 2.170% due 10/17/2022	$(654)	$639	$639

Total Repurchase Agreements						$(654)	$639	$639

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.450%	12/09/2015	02/05/2016	$(3,391)	$(3,393)
BOS	0.600	12/29/2015	01/22/2016	(6,384)	(6,385)
	1.250	12/24/2015	01/05/2016	(2,992)	(2,994)
GRE	0.520	11/25/2015	01/11/2016	(4,489)	(4,491)
	0.580	11/25/2015	01/19/2016	(1,995)	(1,996)
	0.900	12/15/2015	01/14/2016	(1,195)	(1,196)
	0.900	12/31/2015	01/05/2016	(2,686)	(2,687)
	1.000	12/31/2015	01/07/2016	(2,584)	(2,584)
	1.050	12/22/2015	01/05/2016	(7,474)	(7,477)
JPS	0.650	12/07/2015	01/05/2016	(42,831)	(42,852)
NXN	0.270	10/07/2015	01/07/2016	(5,157)	(5,161)
	0.280	10/13/2015	01/13/2016	(97,929)	(97,992)
	0.320	10/16/2015	01/19/2016	(24,020)	(24,037)
	0.330	10/22/2015	01/22/2016	(6,408)	(6,412)
RDR	0.560	11/27/2015	01/20/2016	(15,285)	(15,294)
SCX	0.410	10/22/2015	01/22/2016	(7,491)	(7,498)
	0.440	11/23/2015	01/21/2016	(13,250)	(13,257)
	0.460	12/11/2015	02/09/2016	(13,520)	(13,524)
	0.530	11/13/2015	02/12/2016	(105,508)	(105,589)
	0.550	11/16/2015	02/16/2016	(9,504)	(9,511)
	0.560	12/04/2015	02/04/2016	(5,043)	(5,045)
	0.580	12/04/2015	02/04/2016	(390)	(390)
	0.580	12/11/2015	02/11/2016	(28,045)	(28,056)
	0.590	12/01/2015	01/12/2016	(28,265)	(28,280)
	0.590	12/09/2015	01/12/2016	(399)	(399)
	0.600	12/07/2015	01/19/2016	(5,970)	(5,973)
	0.610	12/09/2015	01/13/2016	(3,391)	(3,393)
	0.620	12/07/2015	01/19/2016	(46,119)	(46,141)
	0.620	12/09/2015	01/19/2016	(3,691)	(3,692)
	0.630	12/10/2015	01/21/2016	(5,878)	(5,880)

Total Reverse Repurchase Agreements					$(501,579)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.800%	12/23/2015	01/15/2016	$(8,993)	$(9,001)
	1.149	12/14/2015	01/12/2016	(10,104)	(10,116)
GSC	0.460	11/16/2015	01/15/2016	(53,256)	(53,326)
	0.460	11/27/2015	01/15/2016	(17,476)	(17,497)
	0.600	11/23/2015	01/05/2016	(2,181)	(2,183)
	0.969	12/15/2015	01/14/2016	(8,956)	(8,966)
	0.969	12/16/2015	01/14/2016	(4,768)	(4,773)
	0.969	12/17/2015	01/14/2016	(21,470)	(21,495)
	0.969	12/18/2015	01/14/2016	(11,955)	(11,967)

Total Sale-Buyback Transactions					$(139,324)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(172,731) at a weighted average interest rate of 0.309%.
(3)	Payable for sale-buyback transactions includes $62 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2046	$48,100	$(47,969)	$(48,087)
Fannie Mae, TBA	3.500	02/01/2046	30,500	(31,343)	(31,395)
Fannie Mae, TBA	4.000	01/01/2046	79,400	(83,983)	(84,004)
Fannie Mae, TBA	4.000	02/01/2046	218,000	(230,071)	(230,216)

Total Short Sales				$(393,366)	$(393,702)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $638,300 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March Futures	$104.000	02/19/2016	2,850	$44	$44
Put - CBOT U.S. Treasury 2-Year Note March Futures	105.000	02/19/2016	293	4	4
Put - CBOT U.S. Treasury 5-Year Note March Futures	108.000	02/19/2016	332	3	2
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/19/2016	1,000	9	8
Call - CBOT U.S. Treasury 5-Year Note March Futures	127.000	02/19/2016	1,000	9	8
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/19/2016	2,028	17	32

				$86	$98

Total Purchased Options				$86	$98

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	3,219	$(1,329)	$0	$(121)
90-Day Eurodollar June Futures	Short	06/2016	86	(42)	0	(2)
90-Day Eurodollar March Futures	Short	03/2016	745	(315)	0	(19)
90-Day Eurodollar September Futures	Short	09/2016	12	(6)	0	0
Australia Government 10-Year Bond March Futures	Long	03/2016	33	12	0	(31)
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	433	134	0	0
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	354	100	0	0
Euro-Bobl March Futures	Long	03/2016	523	80	23	0
Euro-BTP Italy Government Bond March Futures	Long	03/2016	4	(6)	3	0
Euro-Bund 10-Year Bond March Futures	Long	03/2016	417	(807)	18	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	91	36	1	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	342	131	11	0
U.S. Treasury 2-Year Note March Futures	Long	03/2016	3,143	(1,079)	148	0
U.S. Treasury 5-Year Note March Futures	Short	03/2016	1,226	487	0	(172)
U.S. Treasury 10-Year Note March Futures	Long	03/2016	893	(156)	265	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	71	49	71	0
United Kingdom Long Gilt March Futures	Long	03/2016	62	(17)	30	(68)

Total Futures Contracts				$(2,728)	$570	$(413)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$87,417	$3,440	$(33)	$85	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	106,000	1,481	(651)	177	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	57,800	338	(187)	9	0

				$5,259	$(871)	$271	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017		$2,084,000	$(477)	$1,864	$0	$(318)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,815,200	(19,587)	(11,354)	0	(856)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		429,900	5,841	418	669	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		616,900	(12,917)	(12,278)	0	(1,878)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		93,800	(929)	397	0	(328)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		149,650	(3,023)	2,847	0	(1,266)
Pay	6-Month EUR-EURIBOR	1.000	03/16/2026	EUR	31,500	(140)	(276)	0	(26)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	17,000	(281)	22	26	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		52,600	(1,564)	484	157	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		32,000	159	(415)	167	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		6,300	(185)	335	68	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	15,300	11	(18)	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		171,200	134	(10)	9	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		24,000	31	(13)	1	0
Pay	28-Day MXN-TIIE	5.000	06/11/2018		38,500	22	6	3	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		107,400	(28)	5	10	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		14,000	(8)	(11)	2	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		100	0	0	0	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		18,000	(5)	2	3	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		3,300	(6)	(6)	1	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		48,400	(86)	(92)	7	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		1,800	0	1	0	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		60,500	24	22	3	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		136,400	4	82	30	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		48,900	(60)	36	9	0

						$(33,070)	$(17,952)	$1,165	$(4,672)

Total Swap Agreements						$(27,811)	$(18,823)	$1,436	$(4,672)

(i)	Securities with an aggregate market value of $68,341 and cash of $5,269 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2016		$7,368	AUD	10,273	$118	$0
	02/2016	AUD	10,273		$7,357	0	(118)
BOA	01/2016	BRL	23,900		5,993	0	(48)
	01/2016	GBP	1,246		1,875	38	0
	01/2016	JPY	15,311,858		124,791	0	(2,601)
	01/2016		$6,121	BRL	23,900	0	(80)
	01/2016		1,382	KRW	1,567,188	0	(49)
	02/2016		5,932	BRL	23,900	50	0
	03/2016	JPY	11,930,000		$97,333	0	(2,049)
	05/2016	BRL	70,869		20,208	2,991	0
	06/2016	EUR	47,448		64,963	13,157	0
	06/2016		$52,014	EUR	47,448	324	(532)
BPS	01/2016	DKK	30,710		$4,778	306	0
	01/2016	GBP	1,360		2,079	74	0
	01/2016		$1,382	KRW	1,566,912	0	(50)
	02/2016	JPY	2,400,000		$19,590	0	(397)
	03/2016		3,710,000		30,253	0	(653)
	04/2016	BRL	113,600		31,776	3,921	0
	07/2016		116,956		32,515	4,657	0
	08/2016	CNH	79,404		12,000	199	0
	10/2016	BRL	10,900		2,592	76	0
BRC	01/2016		20,300		5,199	68	0
	01/2016		$5,102	BRL	20,300	29	0
	01/2016		4,340	KRW	4,920,692	0	(155)
	06/2016	EUR	8,931		$12,281	2,526	0
CBK	01/2016	BRL	5,400		1,383	18	0
	01/2016		$1,359	BRL	5,400	6	0
	01/2016		8,143	CAD	11,351	60	0
	01/2016		18,133	EUR	17,116	468	0
	01/2016		3,874	JPY	477,700	100	0
	02/2016	AUD	9,114		$6,660	30	0
	02/2016	CAD	11,351		8,143	0	(61)
	02/2016	JPY	5,090,000		41,475	0	(920)
	02/2016		$35,644	AUD	50,739	1,262	0
	02/2016		986	INR	66,692	14	0
	10/2016	BRL	74,200		$18,110	983	0
DUB	01/2016		177,721		48,614	3,692	0
	01/2016	CNH	337,875		52,013	772	0
	01/2016	DKK	71,137		10,980	621	0
	01/2016	GBP	36,189		54,555	1,205	0
	01/2016		$46,506	BRL	177,721	0	(1,584)
	01/2016		1,382	KRW	1,566,151	0	(50)
	02/2016	EUR	4,950		$6,661	1,278	0
	02/2016		$22,876	BRL	90,522	0	(220)
	06/2016	EUR	5,554		$7,413	1,364	(15)
	06/2016		$7,507	EUR	5,554	0	(1,443)
	01/2017	BRL	4,890		$1,159	59	0
FBF	01/2016		$14,687	KRW	16,696,136	0	(488)
GLM	01/2016	BRL	43,000		$11,012	71	0
	01/2016	DKK	21,491		3,336	206	0
	01/2016		$5,414	BRL	21,500	20	0
	01/2016		3,345	KRW	3,790,402	0	(122)
	10/2016	BRL	20,230		$4,963	293	0
HUS	01/2016	EUR	53,677		57,202	0	(1,131)
	01/2016		$1,382	KRW	1,566,956	0	(49)
	02/2016	HKD	4,015		$518	0	0
	08/2016	CNH	120,559		18,225	307	0
	10/2016		359,860		55,041	1,788	0
	01/2021	BRL	3,320		512	31	0
JPM	01/2016	CAD	11,351		8,518	315	0
	01/2016	EUR	1,617		1,768	11	0
	01/2016	KRW	64,663,611		54,977	0	(14)
	01/2016		$3,574	DKK	24,287	0	(38)
	01/2016		5,778	EUR	5,320	15	(12)
	01/2016		55,849	GBP	37,635	0	(368)
	01/2016		13,904	JPY	1,708,100	307	0
	01/2016		15,760	KRW	17,764,429	0	(653)
	02/2016	GBP	37,635		$55,852	366	0
	02/2016	JPY	3,770,000		30,751	0	(645)
	02/2016	SEK	935		108	0	(3)
	02/2016		$1,496	EUR	1,366	0	(10)
	02/2016		6,387	GBP	4,293	0	(58)
	02/2016		95,416	JPY	11,741,306	2,347	0
	03/2016		151	MXN	2,575	0	(2)
	04/2016	DKK	24,287		$3,584	38	0
	05/2016	BRL	96,856		27,477	3,947	0
	10/2016		69,290		16,526	532	0
MSB	01/2016		39,892		10,216	133	0
	01/2016		$10,220	BRL	39,892	6	(143)
	01/2016		108,408	JPY	13,126,058	798	0
	01/2016		1,685	KRW	1,909,947	0	(61)
	02/2016	JPY	15,816,058		$130,372	0	(1,301)
	02/2016		$8,633	CAD	11,463	0	(347)
	05/2016	BRL	23,797		$6,754	973	0
	05/2016	ZAR	4,794		331	28	0
	06/2016	EUR	12,541		17,248	3,557	0
	06/2016		$13,642	EUR	12,541	50	0
	10/2016	BRL	13,480		$3,302	191	0
NAB	01/2016	AUD	10,273		7,391	0	(95)
	06/2016	EUR	27,262		37,433	7,663	0
	06/2016		$14,637	EUR	13,504	113	0
	07/2016	EUR	25,501		$34,595	6,708	0
	07/2016		$28,032	EUR	25,501	0	(146)
NGF	01/2016		4,340	KRW	4,922,645	0	(154)
	03/2016	MXN	118,282		$6,785	0	(44)
SCX	02/2016	AUD	43,760		31,413	0	(417)
	02/2016	TWD	166,470		5,119	74	0
	08/2016	CNH	59,231		8,950	146	0
	10/2016		444,771		68,122	2,305	0
SOG	01/2016		$7,263	KRW	8,361,529	0	(152)
	08/2016	CNH	21,158		$3,200	55	0
UAG	01/2016	DKK	23,770		3,486	24	0
	01/2016		$35,891	EUR	32,858	0	(182)
	01/2016		1,753	GBP	1,160	0	(43)
	02/2016	EUR	32,858		$35,916	183	0
	02/2016	TWD	579,892		17,824	250	0
	08/2016	CNH	17,351		2,625	46	0

Total Forward Foreign Currency Contracts						$74,363	$(17,703)

Purchased Options:

Foreign Currency Barrier Options

Counterparty	Description	Barrier Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD D&O @ 1.100	$1.045	04/21/2016	EUR	46,600	$76	$154

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.050	01/08/2016	EUR	16,700	$161	$1
BPS	Put - OTC EUR versus USD		1.040	01/04/2016		34,029	250	0
	Put - OTC EUR versus USD		1.050	01/08/2016		16,500	163	1
	Put - OTC USD versus CNH	CNH	6.434	08/17/2016		$12,000	77	62
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		17,900	103	98
	Put - OTC USD versus CNH		6.442	08/17/2016		11,900	63	65
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		24,564	664	750
	Call - OTC USD versus CNH		7.400	02/02/2016		24,564	146	2
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		3,200	17	18
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		24,564	516	428
	Call - OTC USD versus CNH		7.500	02/02/2016		24,564	135	1

							$2,295	$1,426

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$102,000	$195	$19
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	80,900	4,033	1,701
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	62,100	3,100	1,392
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	19,400	532	224
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	424,800	467	0
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	686,300	1,613	7
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	670,600	1,743	21
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	267,500	1,936	1,029

							$13,619	$4,393

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae 3.500% due 01/01/2046	$120.000	01/06/2016	$30,000	$1	$0
	Call - OTC Fannie Mae 4.000% due 01/01/2046	120.000	01/06/2016	151,000	6	0

					$7	$0

Total Purchased Options					$15,997	$5,973

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$9,300	$(17)	$(8)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	30,000	(53)	(25)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	12,100	(21)	(19)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	4,300	(9)	(4)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	23,000	(14)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	23,000	(44)	(35)

						$(158)	$(91)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.103	01/08/2016	EUR	16,700	$(161)	$(13)
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$16,200	(888)	(1,188)
BPS	Put - OTC EUR versus USD		$1.010	01/04/2016	EUR	51,043	(116)	0
	Call - OTC EUR versus USD		1.102	01/08/2016		16,500	(163)	(14)
	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		$12,000	(149)	(150)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		4,260	(549)	(465)
	Put - OTC USD versus BRL		5.000	10/19/2017		4,260	(635)	(570)
FBF	Put - OTC USD versus BRL		3.800	01/27/2016		21,700	(319)	(160)
	Call - OTC USD versus BRL		5.000	10/19/2017		12,767	(1,618)	(1,393)
	Put - OTC USD versus BRL		5.000	10/19/2017		12,767	(1,926)	(1,709)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	8,100	(530)	(792)
	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		$17,900	(212)	(229)
	Call - OTC USD versus CNH		6.975	08/17/2016		11,900	(138)	(151)
JPM	Call - OTC EUR versus USD		$1.130	03/04/2016	EUR	20,500	(163)	(83)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$13,852	(445)	(706)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		49,128	(518)	(48)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	7,600	(540)	(743)
	Call - OTC USD versus CNH	CNH	6.976	08/17/2016		$3,200	(37)	(40)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		49,128	(450)	(26)

							$(9,557)	$(8,480)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	500	(7)	0

						$(18)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$11,700	$(23)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	21,700	(195)	(69)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	67,200	(1,227)	(324)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	82,300	(1,698)	(362)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	111,400	(1,936)	(473)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	19,400	(535)	(347)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	674,600	(1,417)	(19)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	670,600	(1,408)	(50)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	339,900	(5,827)	(1,316)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	91,900	(1,036)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	60,800	(1,934)	(1,122)

							$(17,236)	$(4,082)

Total Written Options							$(26,969)	$(12,654)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.950%	04/20/2016	1.262%		$300	$0	$2	$2	$0
	Brazil Government International Bond	1.000	12/20/2016	2.151		13,300	(154)	11	0	(143)
	General Electric Capital Corp.	1.000	09/20/2016	0.117		2,400	(56)	73	17	0
	Republic of Korea	1.000	09/20/2022	0.707		1,000	14	5	19	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	4,000	(26)	20	0	(6)
BPS	Republic of Korea	1.000	09/20/2022	0.707		$500	8	1	9	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	900	(12)	11	0	(1)
BRC	Brazil Government International Bond	1.000	03/20/2016	1.120		$300	(2)	2	0	0
	Brazil Government International Bond	1.000	06/20/2016	1.387		800	(1)	0	0	(1)
	General Electric Capital Corp.	1.000	09/20/2016	0.117		1,800	20	(8)	12	0
	Indonesia Government International Bond	1.000	06/20/2016	0.727		500	(8)	9	1	0
CBK	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.168		1,400	(10)	19	9	0
	Italy Government International Bond	1.000	06/20/2017	0.379		4,000	23	15	38	0
DUB	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.168		1,000	16	(9)	7	0
	Export-Import Bank of China	1.000	06/20/2017	0.506		100	(4)	5	1	0
	Italy Government International Bond	1.000	09/20/2016	0.223		800	6	(1)	5	0
	Mexico Government International Bond	1.000	03/20/2016	0.481		800	(6)	7	1	0
	Mexico Government International Bond	1.000	06/20/2016	0.531		1,900	5	0	5	0
	Spain Government International Bond	1.000	06/20/2019	0.653		14,000	(5)	175	170	0
FBF	Brazil Government International Bond	1.000	06/20/2016	1.387		1,700	(3)	0	0	(3)
	Mexico Government International Bond	1.000	12/20/2018	1.197		8,700	(21)	(25)	0	(46)
GST	Italy Government International Bond	1.000	06/20/2017	0.379		800	5	3	8	0
	Mexico Government International Bond	1.000	03/20/2016	0.481		7,100	(219)	230	11	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	900	(12)	11	0	(1)
HUS	Brazil Government International Bond	1.000	03/20/2016	1.120		$500	(2)	2	0	0
	Brazil Government International Bond	1.000	06/20/2016	1.387		5,800	(155)	146	0	(9)
	Indonesia Government International Bond	1.000	06/20/2016	0.727		200	(3)	3	0	0
	Italy Government International Bond	1.000	09/20/2016	0.223		1,500	11	(2)	9	0
	Mexico Government International Bond	1.000	12/20/2016	0.645		100	1	(1)	0	0
JPM	China Government International Bond	1.000	12/20/2019	0.873		50,200	378	(115)	263	0
	Spain Government International Bond	1.000	06/20/2019	0.653		11,700	(6)	148	142	0
MYC	Brazil Government International Bond	1.000	12/20/2019	4.540		9,000	(274)	(852)	0	(1,126)
	Italy Government International Bond	1.000	06/20/2017	0.379		2,300	8	14	22	0
	Mexico Government International Bond	1.000	03/20/2016	0.481		1,400	(9)	11	2	0
	Republic of Korea	1.000	09/20/2022	0.707		200	3	1	4	0

							$(490)	$(89)	$757	$(1,336)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$39,867	$(7,882)	$237	$0	$(7,645)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,200	295	(29)	266	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,200	294	(29)	265	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	675	0	7	7	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	1,543	0	15	15	0

					$(7,293)	$201	$553	$(7,645)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	83,400	$(201)	$(3,001)	$0	$(3,202)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		5,200	(11)	(142)	0	(153)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		34,800	41	(1,000)	0	(959)
BPS	Pay	1-Year BRL-CDI	15.500	01/02/2018		111,100	11	(306)	0	(295)
	Pay	1-Year BRL-CDI	11.160	01/04/2021		184,500	(310)	(6,773)	0	(7,083)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		79,200	43	(2,366)	0	(2,323)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		7,600	7	(216)	0	(209)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		83,400	7	(2,134)	0	(2,127)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	21,800	(3)	(49)	0	(52)
BRC	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	36,100	(36)	(60)	0	(96)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	670	(1)	35	34	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	60,000	(5)	(154)	0	(159)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		12,100	6	(339)	0	(333)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		27,200	7	(662)	0	(655)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	7,139	(9)	69	60	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	800	0	0	0	0
	Pay	1-Year BRL-CDI	12.360	01/02/2018		170,500	(2,319)	(433)	0	(2,752)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		40,500	(25)	(83)	0	(108)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		123,300	397	(4,473)	0	(4,076)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		104,600	(26)	(3,041)	0	(3,067)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		13,900	13	(396)	0	(383)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		800	0	(20)	0	(20)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		23,600	(2)	(567)	0	(569)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	400	3	18	21	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	27,800	0	(74)	0	(74)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		27,400	112	(1,018)	0	(906)
	Pay	1-Year BRL-CDI	12.560	01/04/2021		47,500	(5)	(1,132)	0	(1,137)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		144,000	359	(3,829)	0	(3,470)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	11,150	0	107	107	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	117,100	0	(68)	0	(68)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		40,100	9	(115)	0	(106)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		39,400	10	(1,096)	0	(1,086)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		40,900	4	(990)	0	(986)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	40,300	(144)	(44)	0	(188)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		65,200	(5)	(5)	0	(10)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		56,100	(7)	(727)	0	(734)
HUS	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	40,200	(2)	(22)	0	(24)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		57,400	(105)	(1,578)	0	(1,683)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		95,500	(123)	(2,509)	0	(2,632)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		23,300	(16)	(545)	0	(561)
	Pay	28-Day MXN-TIIE	5.000	06/11/2018	MXN	43,500	(70)	95	25	0
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,450	2	10	12	0
MYC	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	178,200	39	(512)	0	(473)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		93,200	245	(2,978)	0	(2,733)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		29,800	103	(1,088)	0	(985)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		8,100	16	(254)	0	(238)

							$(1,991)	$(44,465)	$259	$(46,715)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	ERAUSLT Index	39,615	1-Month USD-LIBOR plus a specified spread	04/15/2016	$8,690		$8	$8	$0
	Receive	ERAUSLT Index	5,642,270	1-Month USD-LIBOR plus a specified spread	05/31/2016	1,310,920		(71,831)	0	(71,831)
BPS	Receive	ERAUSLT Index	1,424,681	1-Month USD-LIBOR plus a specified spread	07/15/2016	325,489		(12,704)	0	(12,704)
DUB	Receive	ERAUSLT Index	1,479,728	1-Month USD-LIBOR plus a specified spread	03/17/2016	342,863		(17,965)	0	(17,965)
	Receive	ERAUSLT Index	923,066	1-Month USD-LIBOR plus a specified spread	11/15/2016	202,484		191	191	0
JPM	Receive	ERAUSLT Index	66,425	1-Month USD-LIBOR plus a specified spread	06/15/2016	14,535		13	13	0

								$(102,288)	$212	$(102,500)

Total Swap Agreements							$(9,774)	$(146,641)	$1,781	$(158,196)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $118,427 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$15,379	$0	$15,379
Corporate Bonds & Notes
Banking & Finance	0	615,660	0	615,660
Industrials	0	159,765	0	159,765
Utilities	0	137,995	0	137,995
Municipal Bonds & Notes
California	0	9,166	0	9,166
Colorado	0	10,519	0	10,519
Illinois	0	2,471	0	2,471
Ohio	0	4,943	0	4,943
Texas	0	5,156	0	5,156
U.S. Government Agencies	0	123,756	0	123,756
U.S. Treasury Obligations	0	1,041,469	0	1,041,469
Non-Agency Mortgage-Backed Securities	0	179,292	3,691	182,983
Asset-Backed Securities	0	144,567	0	144,567
Sovereign Issues	0	168,005	0	168,005
Short-Term Instruments
Certificates of Deposit	0	7,986	0	7,986
Repurchase Agreements	0	639	0	639
Japan Treasury Bills	0	246,192	0	246,192
U.S. Treasury Bills	0	14,798	0	14,798
	$0	$2,887,758	$3,691	$2,891,449

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	138	0	0	138

Total Investments	$138	$2,887,758	$3,691	$2,891,587

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(393,702)	$0	$(393,702)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	570	1,534	0	2,104
Over the counter	0	82,117	0	82,117
	$570	$83,651	$0	$84,221

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(413)	(4,672)	0	(5,085)
Over the counter	0	(188,553)	0	(188,553)

	$(413)	$(193,225)	$0	$(193,638)

Totals	$295	$2,384,482	$3,691	$2,388,468

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS International Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.1%
BANK LOAN OBLIGATIONS 1.1%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$550	$544
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		3,198	3,188
Charter Communications Operating LLC
3.500% due 01/24/2023		500	499
OGX
TBD% - 13.000% due 04/10/2049		151	155
Valeant Pharmaceuticals International, Inc.
3.750% due 12/11/2019		2,132	2,058

Total Bank Loan Obligations (Cost $6,480)			6,444

CORPORATE BONDS & NOTES 26.8%
BANKING & FINANCE 13.6%
ABN AMRO Bank NV
4.750% due 07/28/2025		200	200
Ally Financial, Inc.
2.500% due 03/15/2017 (h)		5,000	4,901
American International Group, Inc.
4.125% due 02/15/2024		100	103
Aviation Loan Trust
2.622% due 12/15/2022		5,690	5,271
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (g)	EUR	1,700	2,014
Banco Santander Chile
1.915% due 01/19/2016		$100	100
Bank of America Corp.
2.650% due 04/01/2019		5,000	5,015
3.750% due 07/12/2016		900	911
4.125% due 01/22/2024		2,800	2,898
5.000% due 05/13/2021		200	219
5.650% due 05/01/2018		300	323
5.700% due 01/24/2022		100	113
6.000% due 09/01/2017		2,500	2,662
6.875% due 04/25/2018		1,200	1,325
Bank of America N.A.
0.764% due 05/08/2017		600	599
Barclays Bank PLC
7.625% due 11/21/2022		1,200	1,369
14.000% due 06/15/2019 (g)	GBP	2,812	5,370
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$1,800	1,986
BNP Paribas S.A.
7.375% due 08/19/2025 (g)		200	205
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	400	442
Caixa Economica Federal
4.250% due 05/13/2019		$2,000	1,780
Citigroup, Inc.
5.950% due 05/15/2025 (g)		800	771
Credit Agricole S.A.
1.047% due 06/12/2017		5,000	4,987
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		726	744
Eksportfinans ASA
2.375% due 05/25/2016		650	651
5.500% due 05/25/2016		400	405
5.500% due 06/26/2017		1,800	1,876
Ford Motor Credit Co. LLC
3.000% due 06/12/2017		2,100	2,121
3.157% due 08/04/2020		2,100	2,096
General Motors Financial Co., Inc.
2.625% due 07/10/2017		500	502
2.750% due 05/15/2016		900	903
3.250% due 05/15/2018		2,500	2,514
Goldman Sachs Group, Inc.
7.500% due 02/15/2019		400	458
HBOS PLC
6.750% due 05/21/2018		400	437
Hospitality Properties Trust
5.000% due 08/15/2022		800	823
HSBC Holdings PLC
4.250% due 08/18/2025		200	199

4.875% due 01/14/2022		900	988
International Lease Finance Corp.
6.750% due 09/01/2016		500	514
7.125% due 09/01/2018		500	549
LBG Capital PLC
15.000% due 12/21/2019	EUR	300	467
Lloyds Bank PLC
12.000% due 12/16/2024 (g)		$100	143
Morgan Stanley
5.500% due 01/26/2020		500	551
6.625% due 04/01/2018		3,000	3,292
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	300	319
Novo Banco S.A.
5.000% due 04/23/2019		400	382
Rabobank Group
6.875% due 03/19/2020		3,650	4,730
Rio Oil Finance Trust
9.250% due 07/06/2024		$3,800	2,817
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (g)		100	104
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	244
SL Green Realty Corp.
5.000% due 08/15/2018		$3,500	3,675
UBS AG
7.625% due 08/17/2022		400	457
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		200	198
4.125% due 09/24/2025		200	200
Volkswagen Bank GmbH
0.306% due 11/27/2017	EUR	300	314
Wells Fargo & Co.
2.600% due 07/22/2020		$500	499
Weyerhaeuser Co.
7.375% due 10/01/2019		2,850	3,277

			81,013

INDUSTRIALS 8.2%
AbbVie, Inc.
1.800% due 05/14/2018		400	398
2.500% due 05/14/2020		200	198
3.600% due 05/14/2025		200	198
4.500% due 05/14/2035		100	98
4.700% due 05/14/2045		100	98
Actavis Funding SCS
2.350% due 03/12/2018		1,000	1,002
3.000% due 03/12/2020		1,000	1,002
ADT Corp.
4.875% due 07/15/2042		2,419	1,742
Aerojet Rocketdyne Holdings, Inc.
7.125% due 03/15/2021		1,500	1,567
Altria Group, Inc.
9.250% due 08/06/2019		464	568
Boston Scientific Corp.
6.000% due 01/15/2020		2,100	2,334
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		3,100	2,786
CCO Safari LLC
3.579% due 07/23/2020		200	199
4.464% due 07/23/2022		300	299
4.908% due 07/23/2025		800	800
6.384% due 10/23/2035		200	202
6.484% due 10/23/2045		300	301
6.834% due 10/23/2055		100	99
Cemex S.A.B. de C.V.
5.071% due 10/15/2018		600	588
9.500% due 06/15/2018		2,500	2,675
CVS Health Corp.
2.800% due 07/20/2020		100	100
3.500% due 07/20/2022		100	102
3.875% due 07/20/2025		600	614
4.875% due 07/20/2035		100	104
5.125% due 07/20/2045		200	211
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	5,600	5,660
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		$200	189
Kraft Heinz Foods Co.
2.000% due 07/02/2018		200	199
2.800% due 07/02/2020		100	100
3.500% due 07/15/2022		100	101
3.950% due 07/15/2025		100	101
5.000% due 07/15/2035		100	103

5.200% due 07/15/2045		100	105
OGX Austria GmbH
8.500% due 06/01/2018 ^		3,900	0
QUALCOMM, Inc.
4.650% due 05/20/2035		200	186
4.800% due 05/20/2045		200	178
Reynolds American, Inc.
4.450% due 06/12/2025		200	210
Rogers Communications, Inc.
6.800% due 08/15/2018		2,300	2,569
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		5,775	5,053
Schaeffler Finance BV
4.250% due 05/15/2021		6,100	6,085
Tyson Foods, Inc.
4.500% due 06/15/2022		1,400	1,493
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		1,495	1,654
UnitedHealth Group, Inc.
3.750% due 07/15/2025		600	620
Viacom, Inc.
4.250% due 09/01/2023		2,700	2,616
WestRock RKT Co.
4.900% due 03/01/2022		900	956
Wynn Macau Ltd.
5.250% due 10/15/2021		2,800	2,478

			48,941

UTILITIES 5.0%
AES Corp.
3.414% due 06/01/2019		4,000	3,680
AT&T, Inc.
1.533% due 06/30/2020		500	497
2.450% due 06/30/2020		100	99
3.000% due 06/30/2022		600	585
3.400% due 05/15/2025		300	289
4.500% due 05/15/2035		100	93
4.750% due 05/15/2046		100	92
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		5,000	4,974
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		157	58
Petrobras Global Finance BV
1.990% due 05/20/2016		600	586
2.461% due 01/15/2019		900	686
2.750% due 01/15/2018	EUR	100	89
2.886% due 03/17/2017		$1,100	1,011
3.406% due 03/17/2020		2,800	1,995
4.250% due 10/02/2023	EUR	200	136
4.375% due 05/20/2023		$200	133
4.875% due 03/17/2020		200	150
5.375% due 01/27/2021		100	75
5.750% due 01/20/2020		300	236
6.850% due 06/05/2049		1,800	1,174
Puget Energy, Inc.
5.625% due 07/15/2022		1,800	2,001
Sinopec Group Overseas Development Ltd.
1.101% due 04/10/2017		1,600	1,598
1.750% due 04/10/2017		2,800	2,792
Telefonica Europe BV
6.500% due 09/18/2018 (g)	EUR	900	1,031
Verizon Communications, Inc.
4.522% due 09/15/2048		$524	470
4.862% due 08/21/2046		452	429
5.150% due 09/15/2023		4,002	4,407
6.400% due 09/15/2033		32	37

			29,403

Total Corporate Bonds & Notes (Cost $170,021)			159,357

MUNICIPAL BONDS & NOTES 1.4%
CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		150	180

COLORADO 0.1%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		500	657

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	100	106
7.750% due 01/01/2042	200	203
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	500	561

		870

NEW YORK 0.6%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039	2,800	3,661
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	150	171

		3,832

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,800	2,479
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	287

		2,766

Total Municipal Bonds & Notes (Cost $8,048)		8,305

U.S. GOVERNMENT AGENCIES 4.8%
Fannie Mae
0.000% due 08/25/2039 (b)(e)	2,489	2,242
0.752% due 04/25/2037	60	60
0.772% due 07/25/2037	32	32
0.792% due 05/25/2037	37	38
0.942% due 10/25/2040	119	119
0.972% due 09/25/2041	675	683
3.500% due 05/01/2019	29	31
5.000% due 08/01/2033	126	139
5.500% due 03/01/2028	27	30
5.628% due 03/25/2037 (a)	1,059	182
5.678% due 04/25/2037 (a)	2,709	392
5.728% due 11/25/2039 (a)	536	85
5.958% due 03/25/2037 (a)	1,249	187
5.978% due 05/25/2037 (a)	3,068	463
6.368% due 04/25/2037 (a)	5,279	1,042
6.778% due 02/25/2037 (a)	562	99
7.228% due 07/25/2033 (a)	340	72
9.578% due 11/25/2040	4	5
11.426% due 01/25/2041	5,985	7,595
Freddie Mac
0.631% due 05/15/2037	37	37
0.651% due 02/15/2037	420	421
0.781% due 06/15/2042	2,944	2,969
0.851% due 12/15/2041	610	613
0.881% due 01/15/2042	1,802	1,819
5.000% due 04/15/2041	1,624	1,861
5.500% due 03/15/2034	554	618
6.240% due 09/15/2036 (a)	892	133
10.199% due 02/15/2040	169	218
12.209% due 02/15/2041	3	4
13.819% due 09/15/2041	602	836
Ginnie Mae, TBA
3.500% due 01/01/2046	3,300	3,432
4.000% due 01/01/2046	2,000	2,121
NCUA Guaranteed Notes
0.646% due 11/06/2017	299	299

Total U.S. Government Agencies (Cost $29,497)		28,877

U.S. TREASURY OBLIGATIONS 47.1%
U.S. Treasury Bonds
2.000% due 08/15/2025 (i)	9,850	9,605
2.125% due 05/15/2025	23,600	23,293
3.000% due 11/15/2044	1,000	995
U.S. Treasury Inflation Protected Securities (f)
0.250% due 01/15/2025 (m)	452	431
0.750% due 02/15/2045	3,938	3,428
2.375% due 01/15/2025 (k)	27,692	31,465
2.375% due 01/15/2027 (k)(m)	16,391	18,938
U.S. Treasury Notes
1.375% due 08/31/2020 (k)(m)	700	689
1.875% due 11/30/2021 (k)(m)	35,300	35,166
1.875% due 08/31/2022 (i)(k)(m)	64,500	63,769
1.875% due 10/31/2022 (i)(m)	28,900	28,538
2.000% due 07/31/2022 (m)	51,900	51,771

2.250% due 11/15/2025		12,100	12,074

Total U.S. Treasury Obligations (Cost $283,262)			280,162

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.3%
Alba PLC
2.832% due 12/16/2042	GBP	1,364	2,015
American Home Mortgage Investment Trust
2.654% due 02/25/2045		$444	444
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047		670	678
Banc of America Funding Trust
3.738% due 06/20/2037 ^		292	274
6.000% due 08/25/2036 ^		222	216
Banc of America Mortgage Trust
2.651% due 02/25/2034		133	132
2.745% due 01/25/2035		116	111
2.746% due 06/25/2035		61	60
2.791% due 05/25/2033		348	348
2.864% due 06/25/2034		149	148
Banc of America Re-REMIC Trust
5.588% due 06/24/2050		1,662	1,694
7.892% due 02/24/2051		266	272
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 02/25/2036		95	94
Bear Stearns ALT-A Trust
0.742% due 01/25/2047		512	368
Chase Mortgage Finance Trust
2.544% due 01/25/2036		120	113
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.652% due 05/25/2036		1,721	1,519
Citigroup Commercial Mortgage Trust
1.081% due 06/15/2033		10,600	10,504
5.810% due 06/14/2050		2,316	2,401
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035		492	495
2.570% due 10/25/2035 ^		493	489
2.730% due 10/25/2035		352	350
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 ^		701	627
6.000% due 06/25/2037 ^		891	783
Claris SRL
0.354% due 10/31/2060	EUR	3,556	3,808
Countrywide Alternative Loan Trust
0.592% due 11/25/2036		$9,076	8,922
0.612% due 09/20/2046		223	166
0.713% due 11/20/2035		776	626
0.942% due 12/25/2035		93	84
1.657% due 08/25/2035		380	344
1.737% due 01/25/2036		1,081	997
3.400% due 08/25/2018		276	252
6.000% due 08/25/2036 ^		563	526
Countrywide Home Loan Mortgage Pass-Through Trust
0.722% due 05/25/2035		579	504
0.752% due 02/25/2035		73	65
2.555% due 10/20/2034		184	166
5.750% due 05/25/2037 ^		62	60
Credit Suisse First Boston Mortgage Securities Corp.
2.621% due 09/25/2034		369	369
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^		622	556
Deutsche ALT-A Securities, Inc.
0.922% due 02/25/2035		924	866
Extended Stay America Trust
2.958% due 12/05/2031		1,000	1,003
First Horizon Alternative Mortgage Securities Trust
2.371% due 12/25/2035		589	519
First Horizon Mortgage Pass-Through Trust
2.665% due 10/25/2035 ^		1,665	1,461
GS Mortgage Securities Trust
5.162% due 12/10/2043		1,585	1,752
GSR Mortgage Loan Trust
2.010% due 04/25/2032		92	85
2.734% due 11/25/2035		217	210
2.740% due 12/25/2034		192	189
2.807% due 09/25/2035		868	876
2.845% due 11/25/2035		557	538
2.863% due 07/25/2035		134	133
5.500% due 01/25/2037		517	510
HomeBanc Mortgage Trust
0.752% due 10/25/2035		1,315	1,230
Impac Secured Assets Trust
2.769% due 07/25/2035		317	235
JPMorgan Chase Commercial Mortgage Securities Trust
5.814% due 06/12/2043		4,103	4,110

JPMorgan Mortgage Trust
2.683% due 07/25/2035		49	49
2.698% due 07/25/2035		1,563	1,535
2.712% due 06/25/2035		75	74
5.500% due 04/25/2036		5,780	5,923
MASTR Adjustable Rate Mortgages Trust
2.772% due 11/21/2034		207	212
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.191% due 08/15/2032		451	431
Merrill Lynch Alternative Note Asset Trust
0.532% due 03/25/2037		901	416
Merrill Lynch Mortgage Investors Trust
2.154% due 02/25/2033		462	447
5.250% due 08/25/2036		859	890
5.463% due 05/25/2036		1,034	964
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	272
5.439% due 02/12/2044		216	216
Morgan Stanley Mortgage Loan Trust
2.225% due 06/25/2036		46	45
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		558	507
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		205	208
5.420% due 01/16/2049		130	132
5.509% due 04/16/2047		1,300	1,305
5.695% due 09/16/2040		1,040	1,069
5.917% due 06/16/2049		1,078	1,105
5.952% due 02/16/2051		275	280
Sequoia Mortgage Trust
1.055% due 05/20/2034		335	322
Structured Asset Mortgage Investments Trust
0.632% due 04/25/2036		477	342
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.922% due 12/25/2033		21	21
1.907% due 05/25/2032		5	5
2.453% due 02/25/2034		1,145	1,125
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035		246	250
5.500% due 05/25/2035		616	633
Suntrust Adjustable Rate Mortgage Loan Trust
2.767% due 01/25/2037 ^		1,221	1,132
Thornburg Mortgage Securities Trust
2.084% due 06/25/2047 ^		2,236	2,012
5.750% due 06/25/2047		518	497
Vulcan European Loan Conduit Ltd.
0.199% due 05/15/2017	EUR	737	793
Wachovia Bank Commercial Mortgage Trust
5.713% due 06/15/2049		$2,500	2,564
WaMu Mortgage Pass-Through Certificates Trust
0.692% due 12/25/2045		1,800	1,690
1.053% due 12/25/2046		207	189
2.151% due 08/25/2046		434	391
2.488% due 08/25/2035		425	419
2.553% due 06/25/2033		624	626
Wells Fargo Mortgage-Backed Securities Trust
2.664% due 02/25/2035		529	526
2.738% due 05/25/2036 ^		131	125

Total Non-Agency Mortgage-Backed Securities (Cost $82,636)			85,039

ASSET-BACKED SECURITIES 11.6%
ACE Securities Corp. Home Equity Loan Trust
1.322% due 12/25/2034		2,287	2,069
Ally Auto Receivables Trust
0.480% due 02/15/2017		141	141
Bear Stearns Asset-Backed Securities Trust
0.592% due 03/25/2037		10,529	10,451
Carrington Mortgage Loan Trust
0.662% due 06/25/2036		3,000	2,033
CIT Education Loan Trust
0.632% due 03/15/2026		1,129	1,112
Citigroup Mortgage Loan Trust, Inc.
0.722% due 10/25/2036		1,031	724
1.322% due 09/25/2035 ^		2,000	1,209
COA Summit CLO Ltd.
1.667% due 04/20/2023		6,510	6,501
Countrywide Asset-Backed Certificates
0.612% due 10/25/2034		105	103
0.712% due 06/25/2036		760	683
Countrywide Asset-Backed Certificates Trust
0.582% due 03/25/2037		485	450
0.772% due 05/25/2036		728	709
1.052% due 08/25/2035		4,000	3,633

EFS Volunteer LLC
1.022% due 10/25/2021		30	30
EMC Mortgage Loan Trust
1.521% due 02/25/2041		38	37
Gallatin CLO Ltd.
1.591% due 07/15/2023		2,055	2,043
Harbourmaster CLO BV
0.881% due 02/06/2024	EUR	1,809	1,966
IXIS Real Estate Capital Trust
1.102% due 02/25/2036		$50	49
JPMorgan Mortgage Acquisition Corp.
0.612% due 05/25/2035		250	246
LCM LP
1.581% due 04/15/2022		6,627	6,615
Lockwood Grove CLO Ltd.
1.690% due 01/25/2024		10,100	10,065
Morgan Stanley ABS Capital, Inc. Trust
1.337% due 03/25/2035		1,000	870
Morgan Stanley Dean Witter Capital, Inc. Trust
1.402% due 02/25/2033		796	755
North Carolina State Education Assistance Authority
1.222% due 07/25/2039		2,784	2,703
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		6,326	6,321
Panhandle-Plains Higher Education Authority, Inc.
1.742% due 10/01/2035		220	220
RAAC Trust
0.762% due 08/25/2036		1,300	1,154
Residential Asset Mortgage Products Trust
0.722% due 03/25/2036		3,200	2,815
SLM Student Loan Trust
0.142% due 06/17/2024	EUR	479	497
0.512% due 12/15/2027		900	935
Soundview Home Loan Trust
0.662% due 07/25/2036		$2,000	1,223
Specialty Underwriting & Residential Finance Trust
0.572% due 06/25/2037		311	191
Structured Asset Securities Corp. Mortgage Loan Trust
0.512% due 06/25/2037		368	358

Total Asset-Backed Securities (Cost $66,496)			68,911

SOVEREIGN ISSUES 11.3%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	2,800	3,219
4.900% due 09/15/2021		600	715
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (e)	BRL	58,900	13,889
0.000% due 10/01/2016 (e)		15,800	3,582
Kommunalbanken A/S
0.983% due 03/27/2017		$11,900	11,932
Korea Land & Housing Corp.
1.875% due 08/02/2017		8,200	8,187
Province of Quebec
4.500% due 12/01/2020	CAD	400	331
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	60,000	459
Slovenia Government International Bond
4.125% due 02/18/2019		$13,800	14,542
4.750% due 05/10/2018		5,000	5,320
5.500% due 10/26/2022		4,600	5,152

Total Sovereign Issues (Cost $70,282)			67,328

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. ADR (c)		61,369	0

Total Common Stocks (Cost $0)			0

PREFERRED SECURITIES 1.2%
BANKING & FINANCE 1.2%
GMAC Capital Trust
8.125% due 02/15/2040		115,000	2,917
SL Green Realty Corp.
6.500% due 08/10/2017 (g)		161,300	4,133

Total Preferred Securities (Cost $7,111)		7,050

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.5%
CERTIFICATES OF DEPOSIT 0.7%
Intesa Sanpaolo SpA
1.701% due 04/11/2016	$4,400	4,404

U.S. TREASURY BILLS 0.8%
0.184% due 01/07/2016 - 01/14/2016 (d)(m)	4,967	4,967

Total Short-Term Instruments (Cost $9,367)		9,371

Total Investments in Securities (Cost $733,200)		720,844

	SHARES
INVESTMENTS IN AFFILIATES 8.0%
SHORT-TERM INSTRUMENTS 8.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.0%
PIMCO Short-Term Floating NAV Portfolio III	4,837	47,757

Total Short-Term Instruments (Cost $47,931)		47,757

Total Investments in Affiliates (Cost $47,931)		47,757

Total Investments 129.1% (Cost $781,131)		$768,601
Financial Derivative Instruments (j)(l) (12.9%) (Cost or Premiums, net $(4,583))		(77,117)
Other Assets and Liabilities, net (16.2%)		(96,197)

Net Assets 100.0%		$595,287

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon bond.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,901	0.82%

Borrowings and Other Financing transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
JPS	0.650%	12/07/2015	01/05/2016	$(16,297)	$(16,306)
SCX	0.550	12/03/2015	02/03/2016	(21,591)	(21,602)
	0.560	12/04/2015	02/04/2016	(12,481)	(12,487)
	0.580	12/09/2015	02/04/2016	(2,022)	(2,022)
	0.620	12/09/2015	01/19/2016	(20,449)	(20,458)

Total Reverse Repurchase Agreements					$(72,875)

(1)	As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(21,126) at a weighted average interest rate of 0.282%.

Short Sales:

Short Sales on U.S Government Agencies*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	2.500%	01/01/2046	$1,000	$(959)	$(965)
Fannie Mae, TBA	4.000	01/01/2046	21,100	(22,303)	(22,324)
Fannie Mae, TBA	4.000	02/01/2046	66,000	(69,645)	(69,698)

Total Short Sales				$(92,907)	$(92,987)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(i)	Securities with an aggregate market value of $72,622 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$126.000	02/19/2016	100	$1	$1
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/19/2016	1,000	8	16

				$9	$17

Total Purchased Options				$9	$17

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,195	$(550)	$0	$(45)
90-Day Eurodollar June Futures	Short	06/2016	26	(13)	0	(1)
90-Day Eurodollar March Futures	Short	03/2016	228	(96)	0	(6)
90-Day Eurodollar September Futures	Short	09/2016	4	(2)	0	0
Australia Government 10-Year Bond March Futures	Long	03/2016	10	3	0	(9)
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	130	40	0	0
Euro-Bobl March Futures	Long	03/2016	157	24	7	0
Euro-BTP Italy Government Bond March Futures	Long	03/2016	11	0	8	0
Euro-Bund 10-Year Bond March Futures	Long	03/2016	165	(157)	7	0
Mini MSCI EAFE Index March Futures	Long	03/2016	51	52	0	(57)
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	27	11	0	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	103	40	3	0
U.S. Treasury 2-Year Note March Futures	Long	03/2016	219	(64)	10	0
U.S. Treasury 5-Year Note March Futures	Short	03/2016	820	509	0	(115)
U.S. Treasury 10-Year Note March Futures	Long	03/2016	177	(35)	53	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	122	(28)	0	(61)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	150	117	150	0
United Kingdom Long Gilt March Futures	Long	03/2016	18	(5)	9	(20)

Total Futures Contracts				$(154)	$247	$(314)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		$37,300	$(727)	$(155)	$0	$(93)
Receive	3-Month USD-LIBOR	1.350	09/28/2017		409,600	(94)	(109)	0	(62)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		490,700	(5,307)	(3,005)	0	(221)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		113,800	1,546	(571)	177	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		63,600	(1,355)	(1,622)	0	(203)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		68,500	(678)	280	0	(240)
Receive	3-Month USD-LIBOR	2.150	12/03/2025		15,200	60	225	0	(53)
Receive	3-Month USD-LIBOR	2.085	12/18/2025		1,500	17	17	0	(5)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		29,500	(596)	(383)	0	(250)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	30,200	(898)	(502)	90	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		2,800	14	(27)	15	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		2,000	(59)	106	22	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021	MXN	111,600	(27)	(26)	10	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		13,700	(24)	(26)	2	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		45,000	11	11	6	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		15,100	6	6	1	0

						$(8,111)	$(5,781)	$323	$(1,127)

Total Swap Agreements						$(8,111)	$(5,781)	$323	$(1,127)

(k)	Securities with an aggregate market value of $11,342 and cash of $601 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	1,403		$352	$0	$(3)
	01/2016		$359	BRL	1,403	0	(5)
	02/2016	TWD	46,979		$1,429	5	0
	02/2016		$348	BRL	1,403	3	0
	05/2016	BRL	14,911		$4,252	629	0
BPS	01/2016		8,584		2,198	29	0
	01/2016		$2,198	BRL	8,584	0	(28)
	08/2016	CNH	25,145		$3,800	63	0
BRC	01/2016		$1,710	KRW	1,938,798	0	(61)
CBK	01/2016		1,432	CNH	9,448	1	0
	01/2016		5,257	EUR	4,962	136	0
	01/2016		1,971	JPY	243,100	51	0
	02/2016	AUD	2,051		$1,499	7	0
	02/2016	SGD	23		16	0	0
	02/2016		$10,614	AUD	15,109	376	0
	02/2016		315	INR	21,284	4	0
	03/2016		2,505	MXN	43,319	0	(3)
	05/2016	BRL	23,593		$6,757	1,026	0
	07/2016		52,465		13,645	1,148	0
	10/2016		15,800		4,001	354	0
DUB	01/2016		72,995		18,634	183	0
	01/2016		$19,326	BRL	72,995	0	(876)
	02/2016		16,902		66,881	0	(163)
	02/2016		276	ILS	1,069	0	(1)
FBF	01/2016	BRL	2,504		$641	8	0
	01/2016		$655	BRL	2,504	0	(22)
	01/2016		6,853	KRW	7,791,078	0	(228)
GLM	01/2016	BRL	16,499		$4,343	173	0
	01/2016	JPY	4,292,390		35,140	0	(572)
	01/2016		$4,225	BRL	16,498	0	(55)
	01/2016		9,752	EUR	8,975	7	(5)
	03/2016	MXN	47,186		$2,752	27	0
HUS	01/2016	EUR	65,033		69,304	0	(1,371)
	01/2016	INR	21,213		316	0	(4)
	01/2016		$13,182	CNH	85,718	0	(182)
	01/2016		405	EUR	382	10	0
	01/2016		167	TRY	482	0	(2)
	02/2016	HKD	1,915		$247	0	0
	02/2016	NOK	1,640		191	5	0
	02/2016		$972	TWD	32,114	1	0
	04/2016	DKK	910		$134	1	0
	08/2016	CNH	38,460		5,814	98	0
	01/2021	BRL	970		150	9	0
JPM	01/2016		699		179	2	0
	01/2016	DKK	910		137	5	0
	01/2016	KRW	15,873,600		13,496	0	(3)
	01/2016		$179	BRL	699	0	(2)
	01/2016		21,710	EUR	19,842	7	(154)
	01/2016		13,626	GBP	9,105	0	(203)
	01/2016		4,288	JPY	526,800	95	0
	01/2016		3,706	KRW	4,228,546	0	(110)
	02/2016	CAD	568		$428	18	0
	02/2016	GBP	5,774		8,569	56	0
	02/2016	SEK	3,070		354	0	(10)
	02/2016		$608	CHF	610	2	0
	02/2016		28,043	JPY	3,450,801	690	0
	03/2016		120	MXN	2,050	0	(2)
	05/2016	BRL	20,379		$5,781	830	0
MSB	01/2016	GBP	9,105		13,727	304	0
	01/2016		$1,443	CNH	9,475	0	(6)
	01/2016		29,546	JPY	3,577,390	218	0
	02/2016	JPY	3,577,390		$29,563	0	(218)
	05/2016	BRL	5,007		1,421	205	0
	05/2016	ZAR	3,972		274	23	0
NGF	01/2016		$1,710	KRW	1,939,567	0	(61)
SCX	01/2016	CNH	102,817		$15,662	69	0
	01/2016	JPY	54,900		454	0	(3)
	01/2016		$1,486	CNH	9,697	0	(15)
	02/2016	AUD	13,329		$9,568	0	(127)
	02/2016	TWD	179,467		5,519	80	0
	08/2016	CNH	18,861		2,850	47	0
	10/2016		241,449		36,868	1,138	0
SOG	08/2016		6,612		1,000	17	0
UAG	01/2016		$33,721	EUR	30,872	0	(171)
	02/2016	DKK	795		$115	0	(1)
	02/2016	EUR	30,872		33,745	172	0
	08/2016	CNH	5,526		836	15	0

Total Forward Foreign Currency Contracts						$8,347	$(4,667)

Purchased Options:

Foreign Currency Barrier Options

Counterparty	Description	Barrier Price	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC EUR versus USD D&O @ 1.100	$1.045	04/21/2016	EUR 14,400	$24	$48

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.050	01/08/2016	EUR	5,100	$49	$0
BPS	Put - OTC EUR versus USD		1.040	01/04/2016		10,461	77	0
	Put - OTC EUR versus USD		1.050	01/08/2016		5,000	49	0
	Put - OTC USD versus CNH	CNH	6.434	08/17/2016		$3,800	24	20
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		5,700	33	31
	Put - OTC USD versus CNH		6.442	08/17/2016		3,800	20	21
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		8,547	231	261
	Call - OTC USD versus CNH		7.400	02/02/2016		8,547	51	1
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		1,000	5	5
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		8,547	180	149
	Call - OTC USD versus CNH		7.500	02/02/2016		8,547	47	0

							$766	$488

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$30,600	$58	$6
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	39,000	1,944	820
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	29,500	1,473	661
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	5,700	156	66
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	62,500	69	0
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	232,700	547	2
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	226,200	588	7
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	77,900	564	300

							$5,399	$1,862

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC Fannie Mae 4.000% due 02/01/2046	$ 125.000	02/04/2016	$50,000	$2	$0

Total Purchased Options					$6,191	$2,398

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$2,800	$(5)	$(2)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	9,300	(17)	(8)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	3,600	(6)	(6)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	1,300	(3)	(1)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	7,000	(4)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	7,000	(13)	(11)

						$(48)	$(28)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.103	01/08/2016	EUR	5,100	$(49)	$(4)
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$4,900	(269)	(359)
BPS	Put - OTC EUR versus USD		$1.010	01/04/2016	EUR	15,692	(36)	0
	Call - OTC EUR versus USD		1.102	01/08/2016		5,000	(49)	(4)
	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		$3,800	(47)	(47)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		1,301	(168)	(142)
	Put - OTC USD versus BRL		5.000	10/19/2017		1,301	(194)	(174)
FBF	Put - OTC USD versus BRL		3.800	01/27/2016		6,000	(88)	(44)
	Call - OTC USD versus BRL		5.000	10/19/2017		3,887	(493)	(424)
	Put - OTC USD versus BRL		5.000	10/19/2017		3,887	(587)	(520)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	2,500	(163)	(245)
	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		$5,700	(67)	(73)
	Call - OTC USD versus CNH		6.975	08/17/2016		3,800	(44)	(48)
JPM	Call - OTC EUR versus USD		$1.130	03/04/2016	EUR	6,100	(49)	(25)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$4,301	(138)	(219)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		17,094	(180)	(17)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	2,300	(163)	(225)
	Call - OTC USD versus CNH	CNH	6.976	08/17/2016		$1,000	(12)	(13)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		17,094	(157)	(9)

							$(2,953)	$(2,592)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$4,000	$(8)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	6,500	(58)	(21)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	33,200	(606)	(160)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	38,600	(797)	(170)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	52,100	(906)	(221)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	5,700	(157)	(102)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	228,700	(480)	(6)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	226,200	(475)	(17)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	164,000	(2,811)	(635)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	13,500	(152)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	17,700	(563)	(327)

							$(7,013)	$(1,659)

Total Written Options							$(10,014)	$(4,279)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Sprint Communications, Inc.	5.000%	12/20/2019	10.053%		$1,700	$89	$(340)	$0	$(251)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	400	(3)	2	0	(1)
BPS	Volkswagen International Finance NV	1.000	12/20/2016	1.169		350	(5)	4	0	(1)
BRC	Brazil Government International Bond	1.000	12/20/2016	2.151		$500	(6)	1	0	(5)
CBK	Dell, Inc.	1.000	12/20/2019	3.761		1,800	(89)	(89)	0	(178)
	Sprint Communications, Inc.	5.000	09/20/2019	9.938		6,000	585	(1,417)	0	(832)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	200	(2)	2	0	0
DUB	Brazil Government International Bond	1.000	12/20/2016	2.151		$500	(6)	1	0	(5)
GST	Brazil Government International Bond	1.000	12/20/2016	2.151		600	(8)	1	0	(7)
	Sprint Communications, Inc.	5.000	12/20/2019	10.053		800	43	(161)	0	(118)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	250	(3)	3	0	0
JPM	Brazil Government International Bond	1.000	12/20/2016	2.151		$500	(6)	1	0	(5)
	China Government International Bond	1.000	12/20/2019	0.873		21,000	159	(49)	110	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	100	(1)	1	0	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		100	(3)	2	0	(1)
MYC	Dell, Inc.	1.000	09/20/2019	3.563		$10,000	(516)	(355)	0	(871)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	100	(1)	1	0	0

							$227	$(2,392)	$110	$(2,275)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$4,142	$(829)	$35	$0	$(794)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.338%	11/15/2030	GBP	220	$2	$2	$4	$0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	400	(1)	(11)	0	(12)
	Pay	1-Year BRL-CDI	13.700	01/04/2021		87,200	84	(1,592)	0	(1,508)
BPS	Pay	1-Year BRL-CDI	15.500	01/02/2018		44,800	(23)	(96)	0	(119)
	Pay	1-Year BRL-CDI	11.000	01/04/2021		72,900	266	(3,179)	0	(2,913)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		37,800	(102)	(1,148)	0	(1,250)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		37,400	3	(957)	0	(954)
BRC	Pay	1-Year BRL-CDI	15.500	01/02/2018		7,700	(8)	(12)	0	(20)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	260	0	14	14	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	29,700	(6)	(73)	0	(79)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		9,100	(2)	(217)	0	(219)
DUB	Pay	1-Year BRL-CDI	15.240	01/02/2017		300	0	0	0	0
	Pay	1-Year BRL-CDI	12.360	01/02/2018		27,700	(377)	(70)	0	(447)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		27,000	(15)	(57)	0	(72)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		43,200	37	(1,465)	0	(1,428)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		3,900	1	(115)	0	(114)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		6,400	0	(163)	0	(163)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		8,800	(2)	(210)	0	(212)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	200	1	9	10	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	2,500	0	(7)	0	(7)
	Pay	1-Year BRL-CDI	12.560	01/04/2021		18,900	(2)	(450)	0	(452)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		10,200	27	(273)	0	(246)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	5,050	0	48	48	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	34,100	0	(20)	0	(20)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		12,500	3	(36)	0	(33)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		20,600	8	(504)	0	(496)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	6,600	(32)	1	0	(31)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		23,100	(2)	(2)	0	(4)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		11,400	(2)	(147)	0	(149)
HUS	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	20,900	(1)	(11)	0	(12)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		35,200	57	(905)	0	(848)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	620	1	4	5	0
MYC	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	38,800	9	(112)	0	(103)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		41,200	(91)	(1,271)	0	(1,362)

							$(167)	$(13,025)	$81	$(13,273)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Receive	ERADXULT Index	8,114	1-Month USD-LIBOR plus a specified spread	06/15/2016	$11,529		$(279)	$0	$(279)
FBF	Receive	ERADXULT Index	51,991	1-Month USD-LIBOR plus a specified spread	02/12/2016	74,619		(2,280)	0	(2,280)
	Receive	ERADXULT Index	365,088	1-Month USD-LIBOR plus a specified spread	07/15/2016	565,668		(59,352)	0	(59,352)

								$(61,911)	$0	$(61,911)

Total Swap Agreements							$(769)	$(77,293)	$191	$(78,253)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(m)	Securities with an aggregate market value of $77,644 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,101	$3,343	$6,444
Corporate Bonds & Notes
Banking & Finance	0	76,112	4,901	81,013
Industrials	0	48,941	0	48,941
Utilities	0	29,403	0	29,403
Municipal Bonds & Notes
California	0	180	0	180
Colorado	0	657	0	657
Illinois	0	870	0	870
New York	0	3,832	0	3,832
Ohio	0	2,766	0	2,766
U.S. Government Agencies	0	28,877	0	28,877
U.S. Treasury Obligations	0	280,162	0	280,162
Non-Agency Mortgage-Backed Securities	0	84,532	507	85,039
Asset-Backed Securities	0	68,911	0	68,911
Sovereign Issues	0	67,328	0	67,328
Preferred Securities
Banking & Finance	2,917	4,133	0	7,050
Short-Term Instruments
Certificates of Deposit	0	4,404	0	4,404
U.S. Treasury Bills	0	4,967	0	4,967
	$2,917	$709,176	$8,751	$720,844

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	47,757	0	0	47,757

Total Investments	$50,674	$709,176	$8,751	$768,601

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(92,987)	$0	$(92,987)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	247	340	0	587
Over the counter	0	10,936	0	10,936
	$247	$11,276	$0	$11,523

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(314)	(1,127)	0	(1,441)
Over the counter	0	(87,199)	0	(87,199)

	$(314)	$(88,326)	$0	$(88,640)

Totals	$50,607	$539,139	$8,751	$598,497

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$117	$0	$0	$(23)	$0	$61	$3,188	$0	$3,343	$61
Corporate Bonds & Notes
Banking & Finance	4,933	0	0	0	0	(32)	0	0	4,901	0
Industrials	1,839	0	(115)	0	0	(70)	0	(1,654)	0	(33)
Non-Agency Mortgage-Backed Securities	2,235	0	(219)	(2)	(23)	(25)	507	(1,966)	507	0

	$9,124	$0	$(334)	$(25)	$(23)	$(66)	$3,695	$(3,620)	$8,751	$28
Financial Derivative Instruments - Assets
Over the counter	482	0	(273)	0	(95)	(114)	0	0	0	0

Totals	$9,606	$0	$(607)	$(25)	$(118)	$(180)	$3,695	$(3,620)	$8,751	$28

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$155	Other Valuation Techniques (3)	—	—
	3,188	Third Party Vendor	Broker Quote	99.69
Corporate Bonds & Notes
Banking & Finance	4,901	Proxy Pricing	Base Price	98.00
Non-Agency Mortgage-Backed Securities	507	Third Party Vendor	Broker Quote	90.85

Total	$8,751

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS Small Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.6%
BANK LOAN OBLIGATIONS 2.0%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$150	$148
BMC Software Finance, Inc.
5.000% due 09/10/2020		2,836	2,367
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		609	608
MGM Resorts International
3.500% due 12/20/2019		679	672
OGX
TBD% - 13.000% due 04/10/2049		62	63

Total Bank Loan Obligations (Cost $4,301)			3,858

CORPORATE BONDS & NOTES 28.2%
BANKING & FINANCE 17.5%
ABN AMRO Bank NV
4.750% due 07/28/2025		100	100
Aviation Loan Trust
2.622% due 12/15/2022		766	710
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2054	EUR	3,000	3,360
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (f)		$800	859
Banco Bradesco S.A.
4.500% due 01/12/2017		800	812
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	400	474
Banco Santander Chile
1.915% due 01/19/2016		$100	100
Bank of America Corp.
1.482% due 04/01/2019		1,500	1,495
2.650% due 04/01/2019		1,000	1,003
4.125% due 01/22/2024		400	414
6.100% due 03/17/2025 (f)		300	305
6.875% due 04/25/2018		800	883
Barclays PLC
5.250% due 08/17/2045		200	204
Caixa Economica Federal
4.250% due 05/13/2019		800	712
Citigroup, Inc.
1.027% due 03/10/2017		2,700	2,694
5.950% due 05/15/2025 (f)		300	289
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	242
Crown Castle International Corp.
5.250% due 01/15/2023		200	211
DNB Bank ASA
3.200% due 04/03/2017		1,000	1,020
Eksportfinans ASA
2.375% due 05/25/2016		700	701
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	700	1,027
General Motors Financial Co., Inc.
2.750% due 05/15/2016		$800	802
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	1,100	1,249
HBOS PLC
6.750% due 05/21/2018		$400	437
HDFC Bank Ltd.
3.000% due 11/30/2016		900	910
HSBC Holdings PLC
4.875% due 01/14/2022		800	878
HSBC USA, Inc.
1.114% due 08/07/2018		200	200
International Lease Finance Corp.
7.125% due 09/01/2018		500	549
Intesa Sanpaolo SpA
3.125% due 01/15/2016		700	700
LeasePlan Corp. NV
2.500% due 05/16/2018		1,500	1,478
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		100	143
Metropolitan Life Global Funding
3.875% due 04/11/2022		1,100	1,149

National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	500	532
Nykredit Realkredit A/S
2.000% due 01/01/2016	DKK	1,300	189
2.000% due 04/01/2016		2,600	380
Rabobank Group
6.875% due 03/19/2020	EUR	600	778
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	11,600	1,690
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	244
SL Green Realty Corp.
4.500% due 12/01/2022		$800	811
Standard Chartered PLC
3.200% due 05/12/2016		100	101
Swedbank Hypotek AB
1.375% due 03/28/2018		2,700	2,675
Volkswagen Bank GmbH
0.306% due 11/27/2017	EUR	100	105

			33,615

INDUSTRIALS 4.1%
AbbVie, Inc.
1.800% due 05/14/2018		$100	100
2.500% due 05/14/2020		100	99
3.600% due 05/14/2025		100	99
Actavis Funding SCS
3.800% due 03/15/2025		700	698
Altria Group, Inc.
9.250% due 08/06/2019		354	434
Boston Scientific Corp.
6.000% due 01/15/2020		900	1,000
CCO Safari LLC
3.579% due 07/23/2020		100	100
4.464% due 07/23/2022		200	200
4.908% due 07/23/2025		200	200
6.484% due 10/23/2045		100	100
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		100	107
CNPC General Capital Ltd.
1.262% due 05/14/2017		500	499
2.750% due 05/14/2019		200	200
CVS Health Corp.
1.900% due 07/20/2018		100	100
3.875% due 07/20/2025		200	205
5.125% due 07/20/2045		100	106
Dow Chemical Co.
8.550% due 05/15/2019		100	118
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	600	606
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		$200	189
Kraft Heinz Foods Co.
1.600% due 06/30/2017		100	100
2.000% due 07/02/2018		100	100
2.800% due 07/02/2020		100	100
OGX Austria GmbH
8.375% due 04/01/2022 ^		1,000	0
8.500% due 06/01/2018 ^		600	0
QUALCOMM, Inc.
4.800% due 05/20/2045		100	89
UnitedHealth Group, Inc.
3.350% due 07/15/2022		100	102
Wynn Macau Ltd.
5.250% due 10/15/2021		1,900	1,681
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		500	487

			7,819

UTILITIES 6.6%
AT&T, Inc.
1.533% due 06/30/2020		200	199
3.000% due 06/30/2022		200	195
3.400% due 05/15/2025		100	96
4.750% due 05/15/2046		100	92
BellSouth Corp.
4.821% due 04/26/2021		1,400	1,417
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		1,000	995
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		246	91
Petrobras Global Finance BV
2.461% due 01/15/2019		300	229

2.750% due 01/15/2018	EUR	100	89
2.886% due 03/17/2017		$1,600	1,470
3.250% due 03/17/2017		300	278
3.406% due 03/17/2020		100	71
4.375% due 05/20/2023		50	33
6.850% due 06/05/2049		350	228
Sinopec Group Overseas Development Ltd.
1.101% due 04/10/2017		1,600	1,598
1.750% due 04/10/2017		2,300	2,293
Sprint Communications, Inc.
8.375% due 08/15/2017		600	594
Telefonica Europe BV
6.500% due 09/18/2018 (f)	EUR	200	229
Verizon Communications, Inc.
2.042% due 09/15/2016		$2,000	2,013
4.522% due 09/15/2048		327	293
4.862% due 08/21/2046		283	269
6.400% due 09/15/2033		20	23

			12,795

Total Corporate Bonds & Notes (Cost $58,469)			54,229

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.4%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		400	558
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		150	180

			738

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		100	106
7.750% due 01/01/2042		100	101

			207

NEW YORK 0.1%
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040		150	171

OHIO 0.1%
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111		300	287

Total Municipal Bonds & Notes (Cost $1,366)			1,403

U.S. GOVERNMENT AGENCIES 5.8%
Fannie Mae
0.792% due 05/25/2037		41	42
0.972% due 09/25/2041		312	315
1.092% due 03/25/2038		588	597
5.000% due 10/01/2041		178	197
5.628% due 03/25/2037 (a)		341	59
5.728% due 11/25/2039 (a)		257	41
5.958% due 03/25/2037 (a)		605	91
6.000% due 05/01/2024		425	461
6.078% due 02/25/2037 (a)		2,004	309
6.778% due 02/25/2037 (a)		236	42
9.578% due 11/25/2040		4	4
Freddie Mac
0.731% due 11/15/2043		3,644	3,654
0.851% due 12/15/2041		531	534
0.881% due 01/15/2042		1,073	1,083
5.000% due 04/15/2041		400	458
5.500% due 03/15/2034		384	428
6.240% due 09/15/2036 (a)		379	56
10.199% due 02/15/2040		106	136
11.181% due 09/15/2041		11	11
12.209% due 02/15/2041		6	8
Ginnie Mae, TBA
3.500% due 01/01/2046		1,400	1,456
4.000% due 01/01/2046		1,000	1,061

Total U.S. Government Agencies (Cost $11,013)			11,043

U.S. TREASURY OBLIGATIONS 41.4%
U.S. Treasury Bonds
2.000% due 08/15/2025 (h)		4,200	4,095
2.125% due 05/15/2025		6,800	6,712
3.000% due 05/15/2045		1,200	1,192

3.000% due 11/15/2044 (l)		200	199
3.125% due 08/15/2044 (h)(l)		5,900	6,020
U.S. Treasury Inflation Protected Securities (e)
0.750% due 02/15/2045		1,212	1,055
2.375% due 01/15/2027		14,033	16,213
U.S. Treasury Notes
1.375% due 08/31/2020 (h)(j)(l)		17,800	17,521
1.875% due 11/30/2021 (j)(l)		7,500	7,471
1.875% due 08/31/2022 (h)(l)		16,000	15,819
2.000% due 07/31/2022 (l)		3,300	3,292

Total U.S. Treasury Obligations (Cost $80,073)			79,589

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.7%
American Home Mortgage Investment Trust
2.654% due 02/25/2045		457	457
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		791	812
Banc of America Mortgage Trust
2.651% due 02/25/2034		98	97
2.745% due 01/25/2035		122	116
2.746% due 06/25/2035		61	59
2.791% due 05/25/2033		267	267
Banc of America Re-REMIC Trust
7.892% due 02/24/2051		177	181
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 02/25/2036		94	93
Berica ABS SRL
0.168% due 12/31/2055	EUR	1,558	1,678
Chase Mortgage Finance Trust
6.000% due 11/25/2036 ^		$237	201
ChaseFlex Trust
0.722% due 07/25/2037		643	525
Citigroup Commercial Mortgage Trust
2.174% due 09/10/2045 (a)		6,666	542
5.810% due 06/14/2050		131	136
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035		365	367
2.706% due 08/25/2035 ^		218	163
2.730% due 10/25/2035		57	57
2.782% due 08/25/2035		55	55
Commercial Mortgage Trust
2.365% due 02/10/2029		200	201
Countrywide Alternative Loan Trust
0.592% due 11/25/2036		1,867	1,835
0.713% due 11/20/2035		115	93
1.657% due 08/25/2035		63	57
1.737% due 01/25/2036		232	214
Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 02/25/2035		75	67
2.555% due 10/20/2034		359	323
2.766% due 08/25/2034		145	133
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020		33	33
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 03/25/2037 ^		210	185
Deutsche ALT-A Securities, Inc.
0.922% due 02/25/2035		795	745
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		134	119
GS Mortgage Securities Trust
5.162% due 12/10/2043		1,200	1,326
GSR Mortgage Loan Trust
2.734% due 11/25/2035		159	153
2.740% due 12/25/2034		107	105
2.807% due 09/25/2035		651	657
2.845% due 11/25/2035		93	90
2.863% due 07/25/2035		134	133
5.500% due 01/25/2037		477	470
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036		3,297	2,974
JPMorgan Mortgage Trust
2.698% due 07/25/2035		783	769
Luminent Mortgage Trust
0.662% due 04/25/2036		548	349
Merrill Lynch Mortgage Investors Trust
2.154% due 02/25/2033		478	463
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	272
Morgan Stanley Mortgage Loan Trust
2.225% due 06/25/2036		43	42
Morgan Stanley Re-REMIC Trust
0.557% due 02/26/2037		391	265
5.250% due 05/26/2037		418	380

Nomura Asset Acceptance Corp. Alternative Loan Trust
2.991% due 07/25/2035		107	103
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		205	208
5.420% due 01/16/2049		130	132
5.695% due 09/16/2040		142	146
5.917% due 06/16/2049		154	158
5.952% due 02/16/2051		275	280
Sequoia Mortgage Trust
1.055% due 05/20/2034		229	220
Structured Adjustable Rate Mortgage Loan Trust
0.722% due 08/25/2036 ^		706	551
Structured Asset Mortgage Investments Trust
0.652% due 02/25/2036 ^		1,217	960
Structured Asset Securities Corp.
6.000% due 05/25/2034		14	14
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.922% due 12/25/2033		14	14
2.453% due 02/25/2034		958	942
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035		183	185
Thornburg Mortgage Securities Trust
2.084% due 06/25/2047 ^		637	571
5.750% due 06/25/2047		47	45
Wachovia Bank Commercial Mortgage Trust
5.713% due 06/15/2049		500	513
WaMu Mortgage Pass-Through Certificates Trust
0.702% due 11/25/2045		76	67
1.457% due 11/25/2042		132	124
2.151% due 08/25/2046		434	391
Wells Fargo Commercial Mortgage Trust
1.361% due 02/15/2027		1,800	1,787
Wells Fargo Mortgage-Backed Securities Trust
2.664% due 02/25/2035		439	436
2.763% due 11/25/2036 ^		126	116

Total Non-Agency Mortgage-Backed Securities (Cost $24,433)			26,222

ASSET-BACKED SECURITIES 8.4%
Alba SPV SRL
1.449% due 04/20/2040	EUR	304	331
Bear Stearns Asset-Backed Securities Trust
0.912% due 07/25/2035		$431	425
COA Summit CLO Ltd.
1.667% due 04/20/2023		853	851
Countrywide Asset-Backed Certificates Trust
1.022% due 08/25/2035		228	226
EFS Volunteer LLC
1.022% due 10/25/2021		35	35
EMC Mortgage Loan Trust
0.671% due 05/25/2043		251	245
Gallatin CLO Ltd.
1.591% due 07/15/2023		391	389
Home Equity Asset Trust
1.517% due 07/25/2035		1,000	912
HSI Asset Securitization Corp. Trust
0.602% due 04/25/2037		1,500	1,034
IXIS Real Estate Capital Trust
1.102% due 02/25/2036		50	49
JPMorgan Mortgage Acquisition Corp.
0.612% due 05/25/2035		194	192
LCM LP
1.581% due 04/15/2022		2,032	2,029
Lockwood Grove CLO Ltd.
1.690% due 01/25/2024		2,200	2,192
Morgan Stanley Dean Witter Capital, Inc. Trust
1.402% due 02/25/2033		670	636
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		917	916
RAAC Trust
1.622% due 09/25/2047		736	724
Race Point CLO Ltd.
1.637% due 12/15/2022		2,905	2,888
SLM Student Loan Trust
0.142% due 06/17/2024	EUR	168	174
Structured Asset Investment Loan Trust
1.622% due 12/25/2034		$2,192	1,946

Total Asset-Backed Securities (Cost $15,670)			16,194

SOVEREIGN ISSUES 15.2%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	2,000	2,347
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2016 (d)	BRL	600	147

0.000% due 07/01/2016 (d)		4,300	1,014
0.000% due 10/01/2016 (d)		14,700	3,333
0.000% due 01/01/2017 (d)		600	131
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		3,900	787
10.000% due 01/01/2023		3,200	609
10.000% due 01/01/2025		35,200	6,366
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	1,600	1,162
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (e)	EUR	999	1,127
5.000% due 09/01/2040		400	619
Kommunalbanken A/S
0.983% due 03/27/2017		$2,300	2,306
Mexico Government International Bond
4.750% due 06/14/2018	MXN	9,500	555
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	10,000	75
4.500% due 07/03/2017		140,000	1,072
Slovenia Government International Bond
4.125% due 02/18/2019		$5,900	6,217
4.750% due 05/10/2018		300	319
5.850% due 05/10/2023		900	1,027

Total Sovereign Issues (Cost $35,931)			29,213

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. ADR (b)		25,381	0

Total Common Stocks (Cost $0)			0

PREFERRED SECURITIES 1.1%
BANKING & FINANCE 1.1%
GMAC Capital Trust
8.125% due 02/15/2040		81,912	2,077

Total Preferred Securities (Cost $2,226)			2,077

SHORT-TERM INSTRUMENTS 8.1%
REPURCHASE AGREEMENTS (g) 0.3%			535

	PRINCIPAL AMOUNT (000s)
JAPAN TREASURY BILLS 7.7%
(0.069%) due 02/22/2016 - 03/07/2016 (c)	JPY	1,780,000	14,810

U.S. TREASURY BILLS 0.1%
0.112% due 01/21/2016 (l)		$271	271

Total Short-Term Instruments (Cost $15,259)			15,616

Total Investments in Securities (Cost $248,741)			239,444

	SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III		286,604	2,830

Total Short-Term Instruments (Cost $2,832)			2,830

Total Investments in Affiliates (Cost $2,832)			2,830

Total Investments 126.1% (Cost $251,573)			$242,274
Financial Derivative Instruments (i)(k) (2.9%) (Cost or Premiums, net $(2,833))			(5,490)
Other Assets and Liabilities, net (23.2%)			(44,664)

Net Assets 100.0%			$192,120

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$535	Fannie Mae 2.170% due 10/17/2022	$(546)	$535	$535

Total Repurchase Agreements						$(546)	$535	$535

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.220%	10/22/2015	01/15/2016	$(4,210)	$(4,213)
	0.520	12/18/2015	01/19/2016	(836)	(836)
JPS	0.650	12/07/2015	01/05/2016	(12,422)	(12,428)
SCX	0.530	11/13/2015	02/12/2016	(7,604)	(7,610)
	0.550	11/16/2015	02/16/2016	(7,722)	(7,728)
	0.600	12/07/2015	01/19/2016	(2,985)	(2,986)

Total Reverse Repurchase Agreements					$(35,801)

(2)	As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(13,993) at a weighted average interest rate of 0.287%.

Short Sales:

Short Sales on U.S. Government Agencies*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2046	$5,200	$(5,167)	$(5,198)
Fannie Mae, TBA	4.000	01/01/2046	6,500	(6,878)	(6,877)
Fannie Mae, TBA	4.000	02/01/2046	19,000	(20,053)	(20,065)

Total Short Sales				$(32,098)	$(32,140)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $35,493 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March Futures	$105.000	02/19/2016	384	$6	$6
Put - CBOT U.S. Treasury 5-Year Note March Futures	108.000	02/19/2016	168	1	1
Call - CBOT U.S. Treasury 5-Year Note March Futures	127.000	02/19/2016	300	3	3
Call - CBOT U.S. Treasury 10-Year Note March Futures	147.000	02/19/2016	200	2	3

Total Purchased Options				$12	$13

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	548	$(406)	$0	$(21)
90-Day Eurodollar June Futures	Short	06/2016	10	(5)	0	0
90-Day Eurodollar March Futures	Short	03/2016	83	(35)	0	(2)
90-Day Eurodollar September Futures	Short	09/2016	1	(1)	0	0
Australia Government 10-Year Bond March Futures	Long	03/2016	3	1	0	(3)
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	38	12	0	0
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	31	9	0	0
Euro-Bobl March Futures	Long	03/2016	46	7	2	0
Euro-Bund 10-Year Bond March Futures	Long	03/2016	41	(75)	2	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	8	3	0	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	30	12	1	0
U.S. Treasury 2-Year Note March Futures	Long	03/2016	384	(131)	18	0
U.S. Treasury 5-Year Note March Futures	Short	03/2016	207	57	0	(29)
U.S. Treasury 10-Year Note March Futures	Short	03/2016	75	43	0	(22)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	61	42	61	0
United Kingdom Long Gilt March Futures	Short	03/2016	6	2	6	(3)

Total Futures Contracts				$(465)	$90	$(80)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$4,554	$179	$(77)	$4	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	7,600	106	(12)	13	0

				$285	$(89)	$17	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017		$189,500	$(43)	$(54)	$0	$(29)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		135,600	(1,463)	(851)	0	(64)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		43,900	597	(183)	68	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		31,000	(655)	(725)	0	(97)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		13,600	(135)	58	0	(48)
Receive	3-Month USD-LIBOR	2.150	12/03/2025		700	3	10	0	(2)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		18,400	(377)	(621)	0	(156)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	1,900	(31)	(18)	3	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		3,500	(104)	(67)	11	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		1,600	8	(15)	8	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		600	(18)	32	7	0
Pay	28-Day MXN-TIIE	5.640	06/04/2021	MXN	5,000	0	0	0	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		34,500	(8)	(8)	3	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		10,800	(3)	(3)	1	0
Pay	28-Day MXN-TIIE	5.560	11/11/2021		8,800	(5)	(19)	1	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		13,700	(14)	(8)	1	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		3,100	1	1	0	0

						$(2,247)	$(2,471)	$103	$(396)

Total Swap Agreements						$(1,962)	$(2,560)	$120	$(396)

(j)	Securities with an aggregate market value of $3,540 and cash of $1,758 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	3,700		$928	$0	$(8)
	01/2016		$948	BRL	3,700	0	(12)
	01/2016		1,994	CNH	12,789	0	(55)
	02/2016		918	BRL	3,700	8	0
	03/2016	JPY	870,000		$7,098	0	(149)
	05/2016	BRL	8,372		2,387	353	0
BPS	01/2016	DKK	3,270		509	33	0
	03/2016	JPY	270,000		2,202	0	(48)
	04/2016	BRL	600		168	21	0
	08/2016	CNH	7,940		1,200	20	0
	10/2016	BRL	4,580		1,100	42	0
BRC	01/2016		3,200		820	11	0
	01/2016		$804	BRL	3,200	5	0
	01/2016		430	KRW	487,534	0	(15)
CBK	01/2016	BRL	900		$230	3	0
	01/2016		$227	BRL	900	1	0
	01/2016		1,784	EUR	1,684	46	0
	01/2016		301	JPY	37,100	8	0
	02/2016	AUD	583		$426	2	0
	02/2016	GBP	76		116	4	0
	02/2016	HKD	419		54	0	0
	02/2016	JPY	370,000		3,015	0	(67)
	02/2016		$3,310	AUD	4,712	117	0
	05/2016	BRL	13,245		$3,794	576	0
	07/2016		3,830		996	84	0
	10/2016		3,700		934	80	0
DUB	01/2016		3,717		977	38	0
	01/2016	DKK	7,689		1,187	67	0
	01/2016		$973	BRL	3,717	0	(33)
	02/2016	BRL	1,192		$301	3	0
	01/2017		600		142	7	0
FBF	01/2016		$1,489	KRW	1,693,023	0	(50)
GLM	01/2016	BRL	3,300		$845	11	0
	01/2016	DKK	2,252		350	22	0
	01/2016	JPY	1,526,279		12,495	0	(203)
	01/2016		$831	BRL	3,300	3	0
	01/2016		1,397	KRW	1,571,688	0	(60)
	03/2016	MXN	10,581		$617	6	0
	10/2016	BRL	2,480		608	36	0
HUS	01/2016	CNH	33,022		5,084	76	0
	01/2016	EUR	16,691		17,787	0	(352)
	02/2016		$3,160	GBP	2,092	0	(76)
	08/2016	CNH	11,914		$1,801	30	0
	01/2021	BRL	330		51	3	0
JPM	01/2016		7,700		2,492	546	0
	01/2016	KRW	6,173,875		5,249	0	(1)
	01/2016		$1,972	BRL	7,700	0	(26)
	01/2016		406	DKK	2,762	0	(4)
	01/2016		101	EUR	92	0	(1)
	01/2016		1,420	JPY	174,500	31	0
	01/2016		1,159	KRW	1,322,419	0	(34)
	02/2016	CAD	1,582		$1,193	49	0
	02/2016	JPY	270,000		2,202	0	(46)
	02/2016		$9,533	JPY	1,173,076	235	0
	04/2016	DKK	2,762		$408	4	0
	05/2016	BRL	11,441		3,246	466	0
	10/2016		2,300		548	17	0
MSB	01/2016		6,183		1,583	21	0
	01/2016	GBP	2,933		4,422	98	0
	01/2016		$1,584	BRL	6,183	1	(22)
	01/2016		4,342	GBP	2,933	0	(19)
	01/2016		10,858	JPY	1,314,679	80	0
	02/2016	GBP	2,933		$4,343	18	0
	02/2016	JPY	1,314,679		10,864	0	(80)
	05/2016	BRL	2,811		798	115	0
	05/2016	ZAR	3,622		250	21	0
	10/2016	BRL	1,640		402	23	0
NGF	01/2016		$430	KRW	487,727	0	(15)
SCX	02/2016	AUD	4,089		$2,935	0	(39)
	08/2016	CNH	5,625		850	14	0
	10/2016		74,899		11,437	353	0
SOG	01/2016		$538	KRW	619,372	0	(11)
	08/2016	CNH	1,322		$200	3	0
UAG	01/2016	BRL	5,200		1,683	368	0
	01/2016	DKK	2,710		397	3	0
	01/2016		$1,332	BRL	5,200	0	(17)
	01/2016		16,292	EUR	14,915	0	(83)
	02/2016	EUR	14,915		$16,303	83	0
	02/2016	TWD	64,254		1,975	28	0
	08/2016	CNH	1,646		249	4	0

Total Forward Foreign Currency Contracts						$4,297	$(1,526)

Purchased Options:

Foreign Currency Barrier Options

Counterparty	Description	Barrier Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD D&O @ 1.100	$1.045	04/21/2016	EUR	4,600	$8	$15

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.050	01/08/2016	EUR	1,500	$14	$0
BPS	Put - OTC EUR versus USD		1.040	01/04/2016		2,903	21	0
	Put - OTC EUR versus USD		1.050	01/08/2016		1,400	14	0
	Put - OTC USD versus CNH	CNH	6.434	08/17/2016		$1,200	8	6
BRC	Call - OTC USD versus CNH		6.500	02/02/2016		169	4	3
	Call - OTC USD versus CNH		7.500	02/02/2016		169	1	0
FBF	Call - OTC USD versus CNH		6.400	02/02/2016		146	4	5
	Call - OTC USD versus CNH		7.400	02/02/2016		146	1	0
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		1,700	10	9
	Put - OTC USD versus CNH		6.442	08/17/2016		1,200	6	7
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		2,487	67	76
	Call - OTC USD versus CNH		7.400	02/02/2016		2,487	15	0
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		200	1	1
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		2,464	52	43
	Call - OTC USD versus CNH		7.500	02/02/2016		2,464	13	0

							$231	$150

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$9,900	$19	$2
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	8,600	429	181
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	6,300	314	141
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	2,000	55	23
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	52,200	57	0
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	73,300	172	1
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	71,400	186	2
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	26,400	191	102

							$1,423	$452

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 4.000% due 02/01/2046	$113.375	02/04/2016	$45,000	$2	$0

Total Purchased Options					$1,664	$617

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$800	$(1)	$(1)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	2,600	(5)	(2)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	1,100	(2)	(2)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	400	(1)	0
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	2,000	(1)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	2,000	(4)	(3)

						$(14)	$(8)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.103	01/08/2016	EUR	1,500	$(15)	$(1)
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$1,400	(77)	(103)
BPS	Put - OTC EUR versus USD		$1.010	01/04/2016	EUR	4,355	(10)	0
	Call - OTC EUR versus USD		1.102	01/08/2016		1,400	(14)	(1)
	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		$1,200	(15)	(15)
BRC	Call - OTC USD versus CNH		7.000	02/02/2016		338	(3)	0
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		415	(54)	(45)
	Put - OTC USD versus BRL		5.000	10/19/2017		415	(62)	(56)
FBF	Put - OTC USD versus BRL		3.800	01/27/2016		2,000	(29)	(15)
	Call - OTC USD versus BRL		5.000	10/19/2017		1,249	(158)	(136)
	Put - OTC USD versus BRL		5.000	10/19/2017		1,249	(189)	(167)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		292	(3)	0
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	700	(46)	(68)
	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		$1,700	(20)	(22)
	Call - OTC USD versus CNH		6.975	08/17/2016		1,200	(14)	(15)
JPM	Call - OTC EUR versus USD		$1.130	03/04/2016	EUR	1,800	(14)	(7)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$1,523	(49)	(78)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		4,974	(52)	(5)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	700	(50)	(68)
	Call - OTC USD versus CNH	CNH	6.976	08/17/2016		$200	(2)	(3)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		4,928	(45)	(3)

							$(921)	$(808)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$1,200	$(2)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	2,100	(19)	(7)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	7,100	(130)	(34)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	8,400	(173)	(37)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	10,900	(190)	(46)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	2,000	(55)	(36)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	72,100	(151)	(2)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	71,400	(150)	(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	36,000	(617)	(140)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	11,300	(127)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	6,000	(191)	(111)

							$(1,805)	$(418)

Total Written Options							$(2,740)	$(1,234)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	1.169%	EUR	100	$(1)	$1	$0	$0
	Volvo Treasury AB	1.000	03/20/2021	1.136		100	(6)	5	0	(1)
BPS	Dell, Inc.	1.000	09/20/2019	3.563		$600	(27)	(25)	0	(52)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	100	(2)	2	0	0
BRC	Brazil Government International Bond	1.000	12/20/2016	2.151		$100	(1)	0	0	(1)
CBK	China Government International Bond	1.000	12/20/2019	0.873		3,800	29	(9)	20	0
	Dell, Inc.	1.000	09/20/2019	3.563		4,000	(207)	(141)	0	(348)
	Dell, Inc.	1.000	12/20/2019	3.761		400	(20)	(20)	0	(40)
DUB	Brazil Government International Bond	1.000	12/20/2016	2.151		100	(1)	0	0	(1)
GST	Brazil Government International Bond	1.000	12/20/2016	2.151		200	(3)	1	0	(2)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	100	(1)	1	0	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		50	(1)	0	0	(1)
JPM	Brazil Government International Bond	1.000	12/20/2016	2.151		$100	(1)	0	0	(1)
	Volkswagen International Finance NV	1.000	12/20/2017	1.310	EUR	50	(1)	1	0	0

							$(243)	$(184)	$20	$(447)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$6,903	$(1,373)	$49	$0	$(1,324)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	200	27	(3)	24	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	300	40	(4)	36	0

					$(1,306)	$42	$60	$(1,324)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.338%	11/15/2030	GBP	70	$1	$0	$1	$0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	1,400	(3)	(38)	0	(41)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		3,200	4	(92)	0	(88)
BPS	Pay	1-Year BRL-CDI	15.500	01/02/2018		13,800	(5)	(32)	0	(37)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		6,700	1	(197)	0	(196)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		2,600	0	(66)	0	(66)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	2,100	0	(5)	0	(5)
BRC	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	3,000	(3)	(5)	0	(8)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	70	0	4	4	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	1,000	0	(3)	0	(3)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		1,200	1	(34)	0	(33)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		10,200	17	(263)	0	(246)
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	100	0	(1)	0	(1)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	279	0	2	2	0
	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	16,300	(222)	(41)	0	(263)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		3,200	(2)	(6)	0	(8)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		11,200	10	(380)	0	(370)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		2,300	2	(65)	0	(63)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		4,700	3	(116)	0	(113)
FBF	Pay	1-Year BRL-CDI	15.500	01/02/2018		1,800	0	(5)	0	(5)
	Pay	1-Year BRL-CDI	12.560	01/04/2021		6,800	(1)	(162)	0	(163)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		2,500	7	(67)	0	(60)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	1,380	0	13	13	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	11,700	0	(7)	0	(7)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		6,700	2	(20)	0	(18)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		4,700	(13)	(142)	0	(155)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		1,500	2	(43)	0	(41)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		700	(1)	(16)	0	(17)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020	EUR	5,900	(1)	0	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		7,300	(1)	(95)	0	(96)
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	7,500	(16)	(204)	0	(220)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		2,400	1	(67)	0	(66)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		9,700	13	(247)	0	(234)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	210	0	2	2	0
MYC	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	13,000	3	(38)	0	(35)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		8,400	(19)	(259)	0	(278)

							$(220)	$(2,695)	$22	$(2,937)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	ERAUSST Index	38,952	1-Month USD-LIBOR less a specified spread	11/15/2016	$94,465		$305	$305	$0
	Receive	ERAUSST Index	39,787	1-Month USD-LIBOR less a specified spread	12/15/2016	99,890		(3,090)	0	(3,090)

								$(2,785)	$305	$(3,090)

Total Swap Agreements							$(1,769)	$(5,622)	$407	$(7,798)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $4,511 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,795	$63	$3,858
Corporate Bonds & Notes
Banking & Finance	0	33,615	0	33,615
Industrials	0	7,819	0	7,819
Utilities	0	12,795	0	12,795
Municipal Bonds & Notes
California	0	738	0	738
Illinois	0	207	0	207
New York	0	171	0	171
Ohio	0	287	0	287
U.S. Government Agencies	0	11,043	0	11,043
U.S. Treasury Obligations	0	79,589	0	79,589
Non-Agency Mortgage-Backed Securities	0	25,842	380	26,222
Asset-Backed Securities	0	16,194	0	16,194
Sovereign Issues	0	29,213	0	29,213
Preferred Securities
Banking & Finance	2,077	0	0	2,077
Short-Term Instruments
Repurchase Agreements	0	535	0	535
Japan Treasury Bills	0	14,810	0	14,810
U.S. Treasury Bills	0	271	0	271
	$2,077	$236,924	$443	$239,444

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,830	0	0	2,830

Total Investments	$4,907	$236,924	$443	$242,274

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(32,140)	0	(32,140)
U.S. Treasury Obligations	0	0	0	0
	$0	$(32,140)	$0	$(32,140)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	90	133	0	223
Over the counter	0	5,321	0	5,321
	$90	$5,454	$0	$5,544

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(80)	(396)	0	(476)
Over the counter	0	(10,558)	0	(10,558)

	$(80)	$(10,954)	$0	$(11,034)

Totals	$4,917	$199,284	$443	$204,644

There were no significant transfers between Levels 1, 2 or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS EMG Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.8%
BANK LOAN OBLIGATIONS 0.1%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$2,650	$2,622

Total Bank Loan Obligations (Cost $2,624)			2,622

CORPORATE BONDS & NOTES 26.2%
BANKING & FINANCE 18.3%
ABN AMRO Bank NV
4.750% due 07/28/2025		800	799
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		5,000	4,901
4.750% due 09/10/2018		5,800	5,952
8.000% due 03/15/2020		241	275
American Honda Finance Corp.
0.823% due 10/07/2016		9,100	9,118
Banca Carige SpA
3.750% due 11/25/2016	EUR	15,000	16,759
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2054		18,150	20,330
5.000% due 02/09/2056		4,100	4,860
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (e)		$400	430
Banco Bradesco S.A.
4.500% due 01/12/2017		3,300	3,350
Banco de Credito e Inversiones
3.000% due 09/13/2017		3,500	3,524
Banco Santander Brasil S.A.
4.625% due 02/13/2017		14,100	14,290
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	2,500	2,549
Bank of America Corp.
1.482% due 04/01/2019		$6,000	5,978
2.000% due 01/11/2018		600	600
2.650% due 04/01/2019		1,200	1,204
3.625% due 03/17/2016		2,200	2,211
4.125% due 01/22/2024		4,900	5,072
5.000% due 05/13/2021		600	656
5.650% due 05/01/2018		6,500	6,993
5.700% due 01/24/2022		400	452
5.750% due 12/01/2017		1,200	1,284
6.000% due 09/01/2017		1,700	1,810
6.100% due 03/17/2025 (e)		800	812
6.400% due 08/28/2017		1,000	1,072
7.625% due 06/01/2019		5,400	6,254
Bank of America N.A.
0.764% due 05/08/2017		32,800	32,730
5.300% due 03/15/2017		300	312
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	1,400	1,530
Barclays Bank PLC
7.625% due 11/21/2022		$2,250	2,566
7.750% due 04/10/2023		1,700	1,817
10.179% due 06/12/2021		33,800	43,860
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	800	945
BBVA Bancomer S.A.
6.750% due 09/30/2022		$10,500	11,576
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,600	1,724
7.250% due 02/01/2018		17,500	19,311
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		1,000	1,028
BPCE S.A.
1.156% due 06/17/2017		16,600	16,574
1.375% due 03/06/2017	GBP	600	887
Caixa Economica Federal
4.250% due 05/13/2019		$6,600	5,874
Citigroup, Inc.
0.747% due 06/09/2016		31,300	31,211
1.042% due 11/15/2016		23,800	23,830
5.950% due 05/15/2025 (e)		6,300	6,072
Compass Bank
6.400% due 10/01/2017		5,800	6,136

Credit Agricole S.A.
1.047% due 06/12/2017		24,300	24,238
7.875% due 01/23/2024 (e)		200	205
Credit Suisse AG
0.792% due 03/11/2016		18,900	18,886
6.500% due 08/08/2023		10,000	10,798
Credit Suisse Group AG
6.250% due 12/18/2024 (e)		600	601
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	242
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	829
2.375% due 05/25/2016		$1,000	1,001
5.500% due 05/25/2016		200	203
5.500% due 06/26/2017		3,500	3,649
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		1,250	1,251
2.500% due 01/15/2016		800	800
General Electric Capital Corp.
0.760% due 12/29/2016		11,300	11,289
General Motors Financial Co., Inc.
2.625% due 07/10/2017		6,200	6,221
2.750% due 05/15/2016		1,600	1,605
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	2,400	2,614
4.250% due 01/18/2017		13,100	14,872
Goldman Sachs Group, Inc.
1.476% due 04/23/2020		$5,800	5,815
6.250% due 09/01/2017		1,600	1,714
7.500% due 02/15/2019		8,300	9,505
HBOS PLC
1.303% due 09/30/2016		1,600	1,597
6.750% due 05/21/2018		3,000	3,280
HSBC Holdings PLC
4.250% due 08/18/2025		4,600	4,575
HSBC USA, Inc.
1.114% due 08/07/2018		2,100	2,100
International Lease Finance Corp.
6.750% due 09/01/2016		500	514
JPMorgan Chase & Co.
0.882% due 02/15/2017		3,400	3,399
3.900% due 07/15/2025		100	103
KBC Bank NV
8.000% due 01/25/2023		1,400	1,530
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	800	1,238
Macquarie Bank Ltd.
6.625% due 04/07/2021		$400	449
Morgan Stanley
1.600% due 04/25/2018		2,350	2,376
5.500% due 01/26/2020		3,400	3,747
5.950% due 12/28/2017		3,600	3,873
Navient Corp.
8.450% due 06/15/2018		800	844
Nordea Bank AB
0.972% due 04/04/2017		4,200	4,198
PHH Corp.
6.375% due 08/15/2021		3,200	2,928
Rabobank Group
8.375% due 07/26/2016 (e)		400	413
Royal Bank of Canada
3.770% due 03/30/2018	CAD	3,700	2,822
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		$700	731
8.000% due 08/10/2025 (e)		400	424
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		8,200	8,114
Stadshypotek AB
1.250% due 05/23/2018		8,200	8,088
4.250% due 10/10/2017	AUD	400	298
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		$3,200	3,295
Swedbank Hypotek AB
1.375% due 03/28/2018		3,100	3,071
Toronto-Dominion Bank
1.052% due 07/02/2019		10,400	10,317
2.125% due 07/02/2019		800	800
UBS AG
1.002% due 08/14/2019		9,800	9,732
1.303% due 03/26/2018		18,800	18,775
7.250% due 02/22/2022		1,200	1,255
7.625% due 08/17/2022		950	1,084
Wachovia Corp.
0.782% due 06/15/2017		2,300	2,294
Wells Fargo & Co.
0.780% due 04/22/2019		8,900	8,814

0.902% due 09/14/2018		8,300	8,242
1.200% due 07/22/2020		200	200

			571,376

INDUSTRIALS 4.1%
AbbVie, Inc.
1.800% due 05/14/2018		1,900	1,893
2.500% due 05/14/2020		800	793
3.200% due 11/06/2022		200	197
3.600% due 05/14/2025		700	692
4.500% due 05/14/2035		500	491
4.700% due 05/14/2045		400	393
Actavis Funding SCS
1.757% due 03/12/2020		5,800	5,827
4.750% due 03/15/2045		2,000	1,957
ADT Corp.
4.875% due 07/15/2042		2,200	1,584
Altice Financing S.A.
6.625% due 02/15/2023		2,500	2,475
Altice Finco S.A.
7.625% due 02/15/2025		500	464
Altice Luxembourg S.A.
7.625% due 02/15/2025		1,100	952
Amgen, Inc.
0.978% due 05/22/2019		3,800	3,764
2.200% due 05/22/2019		16,900	16,895
BMW U.S. Capital LLC
0.756% due 06/02/2017		9,600	9,543
California Resources Corp.
5.500% due 09/15/2021		1,178	377
8.000% due 12/15/2022		3,157	1,669
CCO Safari LLC
3.579% due 07/23/2020		400	398
4.464% due 07/23/2022		2,900	2,893
4.908% due 07/23/2025		1,900	1,901
6.384% due 10/23/2035		300	303
6.484% due 10/23/2045		700	702
6.834% due 10/23/2055		100	99
CNPC General Capital Ltd.
1.262% due 05/14/2017		5,500	5,492
2.750% due 05/14/2019		2,000	2,000
CVS Health Corp.
1.900% due 07/20/2018		1,900	1,900
2.800% due 07/20/2020		700	704
3.500% due 07/20/2022		200	204
3.875% due 07/20/2025		2,200	2,250
4.875% due 07/20/2035		600	622
5.125% due 07/20/2045		900	952
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	11,600	11,724
Kraft Heinz Foods Co.
1.600% due 06/30/2017		$700	698
2.000% due 07/02/2018		700	698
2.800% due 07/02/2020		600	599
3.500% due 07/15/2022		200	202
3.950% due 07/15/2025		100	101
5.000% due 07/15/2035		100	103
5.200% due 07/15/2045		300	314
Nakilat, Inc.
6.067% due 12/31/2033		1,500	1,655
Nissan Motor Acceptance Corp.
0.972% due 03/03/2017		400	399
Pioneer Natural Resources Co.
5.875% due 07/15/2016		5,891	5,984
QUALCOMM, Inc.
4.650% due 05/20/2035		800	743
4.800% due 05/20/2045		1,000	891
Roche Holdings, Inc.
0.943% due 09/30/2019		5,200	5,149
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016		5,900	6,036
Tesco PLC
6.125% due 02/24/2022	GBP	1,400	2,163
Viacom, Inc.
5.850% due 09/01/2043		$3,700	3,331
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		15,297	14,528

Zimmer Biomet Holdings, Inc.
4.450% due 08/15/2045		4,900	4,522

			130,226

UTILITIES 3.8%
AES Corp.
3.414% due 06/01/2019		10,400	9,568
AT&T, Inc.
1.533% due 06/30/2020		2,000	1,988
2.450% due 06/30/2020		500	493
3.000% due 06/30/2022		2,600	2,533
3.400% due 05/15/2025		1,400	1,348
4.500% due 05/15/2035		300	278
4.750% due 05/15/2046		300	276
BellSouth Corp.
4.821% due 04/26/2021		17,400	17,608
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		2,809	1,039
Petrobras Global Finance BV
2.750% due 01/15/2018	EUR	5,400	4,804
2.886% due 03/17/2017		$7,600	6,982
3.250% due 03/17/2017		1,100	1,020
3.250% due 04/01/2019	EUR	2,800	2,239
3.406% due 03/17/2020		$1,800	1,282
3.750% due 01/14/2021	EUR	1,600	1,166
3.875% due 01/27/2016		$3,400	3,391
4.250% due 10/02/2023	EUR	700	477
4.875% due 03/17/2020		$500	376
5.750% due 01/20/2020		600	473
6.250% due 12/14/2026	GBP	500	481
7.875% due 03/15/2019		$500	444
Shell International Finance BV
0.572% due 11/15/2016		4,800	4,797
Sprint Communications, Inc.
8.375% due 08/15/2017		17,400	17,226
SSE PLC
5.625% due 10/01/2017 (e)	EUR	1,000	1,154
Verizon Communications, Inc.
1.296% due 06/17/2019		$2,000	1,988
2.042% due 09/15/2016		11,500	11,572
2.252% due 09/14/2018		15,800	16,189
2.625% due 02/21/2020		4,243	4,263
5.150% due 09/15/2023		3,000	3,304

			118,759

Total Corporate Bonds & Notes (Cost $857,733)			820,361

MUNICIPAL BONDS & NOTES 0.3%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		1,100	1,164
7.750% due 01/01/2042		1,800	1,823

			2,987

NEW YORK 0.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		1,000	1,308

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041		700	964

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		6,380	5,531

Total Municipal Bonds & Notes (Cost $10,552)			10,790

U.S. GOVERNMENT AGENCIES 9.1%
Fannie Mae
0.875% due 10/26/2017		40,500	40,335
3.500% due 10/01/2020 - 04/01/2030		17,327	18,169
Fannie Mae, TBA
3.500% due 01/01/2031 - 01/01/2046		110,300	114,713
4.000% due 01/01/2046		54,000	57,131
4.500% due 01/01/2046		19,000	20,517
Freddie Mac
0.731% due 11/15/2043		643	645
1.000% due 03/08/2017 (i)		4,900	4,905

Ginnie Mae
3.500% due 05/15/2042 - 04/15/2045		18,674	19,447
Ginnie Mae, TBA
4.000% due 01/01/2046		7,000	7,424
NCUA Guaranteed Notes
0.646% due 11/06/2017		478	479

Total U.S. Government Agencies (Cost $283,482)			283,765

U.S. TREASURY OBLIGATIONS 39.0%
U.S. Treasury Bonds
3.000% due 05/15/2045 (k)		9,400	9,341
2.125% due 05/15/2025 (i)(k)		75,150	74,174
2.250% due 11/15/2024 (i)(k)		15,000	14,994
2.750% due 11/15/2023 (i)(k)		900	940
3.000% due 11/15/2044 (k)		3,150	3,133
3.125% due 08/15/2044 (k)		91,050	92,897
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (i)(k)		31,023	30,075
0.125% due 07/15/2024 (i)(k)		89,936	85,376
0.250% due 01/15/2025 (k)		13,604	12,976
0.750% due 02/15/2045 (k)		15,148	13,186
1.750% due 01/15/2028 (k)		4,881	5,330
2.375% due 01/15/2027 (k)		91,978	106,270
2.500% due 01/15/2029 (i)(k)		27,912	33,051
U.S. Treasury Notes
1.375% due 08/31/2020 (i)(k)		73,000	71,856
1.875% due 11/30/2021 (i)(k)		90,400	90,058
1.875% due 08/31/2022 (g)(i)(k)		306,600	303,125
1.875% due 10/31/2022 (g)(i)(k)		141,400	139,626
2.000% due 07/31/2022 (i)(k)		86,900	86,685
2.250% due 11/15/2025 (g)		45,300	45,203

Total U.S. Treasury Obligations (Cost $1,215,458)			1,218,296

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%
Adjustable Rate Mortgage Trust
2.773% due 01/25/2036 ^		17,140	15,485
Alba PLC
2.832% due 12/16/2042	GBP	3,838	5,671
Banc of America Mortgage Trust
2.791% due 05/25/2033		$216	218
5.500% due 02/25/2035		810	821
BCAP LLC Trust
0.632% due 05/25/2047		370	278
5.250% due 04/26/2037		3,513	3,240
Bear Stearns Adjustable Rate Mortgage Trust
2.894% due 02/25/2034		340	333
2.919% due 08/25/2035		3,554	3,516
3.555% due 02/25/2036 ^		34	32
Bear Stearns ALT-A Trust
0.742% due 01/25/2047		19,251	13,828
2.608% due 01/25/2036		3,158	2,737
2.702% due 11/25/2036 ^		1,261	915
Bear Stearns Structured Products, Inc. Trust
2.693% due 01/26/2036		7,600	6,282
Citigroup Commercial Mortgage Trust
1.081% due 06/15/2033		18,700	18,531
2.174% due 09/10/2045 (a)		7,619	620
Citigroup Mortgage Loan Trust, Inc.
0.492% due 01/25/2037		3,714	2,655
CitiMortgage Alternative Loan Trust
6.000% due 10/25/2037 ^		6,982	6,408
Claris SRL
0.354% due 10/31/2060	EUR	2,548	2,728
Commercial Mortgage Trust
1.201% due 06/11/2027		$14,400	14,239
Countrywide Alternative Loan Trust
0.597% due 12/20/2046 ^		4,189	3,125
0.822% due 08/25/2035		5,367	3,684
6.000% due 08/25/2036 ^		5,593	5,283
6.000% due 03/25/2037 ^		1,505	1,093
Countrywide Asset-Backed Certificates
0.822% due 11/25/2035		593	572
Countrywide Home Loan Mortgage Pass-Through Trust
2.629% due 02/20/2036		4,139	3,570
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035 ^		405	407
Credit Suisse Mortgage Capital Certificates
5.460% due 09/15/2039		11,561	11,782
Deutsche ALT-A Securities, Inc.
0.612% due 02/25/2037		8,665	6,520
Eddystone Finance PLC
1.104% due 04/19/2021	GBP	6,766	9,704

Giovecca Mortgages SRL
0.547% due 04/23/2048	EUR	2,918	3,152
Granite Mortgages PLC
1.297% due 07/20/2043		$635	636
GSR Mortgage Loan Trust
2.692% due 04/25/2036		332	300
2.806% due 09/25/2035		738	757
2.845% due 11/25/2035		504	487
6.250% due 10/25/2036 ^		2,739	2,548
HarborView Mortgage Loan Trust
0.552% due 01/25/2047		1,061	805
0.602% due 09/19/2046		449	338
0.642% due 12/19/2036 ^		71	50
JPMorgan Chase Commercial Mortgage Securities Trust
5.811% due 06/12/2043		3,133	3,158
JPMorgan Mortgage Trust
6.000% due 06/25/2037		5,505	4,762
LB Commercial Mortgage Trust
5.853% due 07/15/2044		14,861	15,409
Lehman XS Trust
0.381% due 03/25/2047 ^		2,157	1,754
Leo-Mesdag BV
0.271% due 08/29/2019	EUR	6,649	7,117
Merrill Lynch Alternative Note Asset Trust
0.622% due 03/25/2037		$58,506	29,904
Merrill Lynch Mortgage Investors Trust
1.244% due 10/25/2035		31	29
Prime Mortgage Trust
0.822% due 02/25/2034		731	693
Residential Accredit Loans, Inc. Trust
0.622% due 05/25/2047		866	681
6.000% due 05/25/2037 ^		9,746	8,248
RMAC PLC
0.005% due 06/12/2037	EUR	1,801	1,801
Royal Bank of Scotland Capital Funding Trust
5.917% due 06/16/2049		$2,002	2,052
Structured Adjustable Rate Mortgage Loan Trust
1.572% due 12/25/2037 ^		12,934	8,523
Structured Asset Mortgage Investments Trust
0.552% due 03/25/2037		740	571
0.622% due 10/25/2036		3,957	3,193
0.632% due 05/25/2046		5,056	3,599
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.339% due 01/25/2032		7	7
2.688% due 02/25/2032		9	8
WaMu Mortgage Pass-Through Certificates Trust
1.643% due 08/25/2042		4	4
2.151% due 09/25/2046		1,104	1,012
Washington Mutual Mortgage Pass-Through Certificates Trust
0.542% due 10/25/2036 ^		11,322	5,468
1.007% due 02/25/2047 ^		16,074	11,643
2.193% due 02/25/2033		395	383
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037 ^		7,472	6,899
Wells Fargo Commercial Mortgage Trust
1.361% due 02/15/2027		7,300	7,246
Wells Fargo Mortgage-Backed Securities Trust
5.788% due 04/25/2036		201	195

Total Non-Agency Mortgage-Backed Securities (Cost $289,038)			277,709

ASSET-BACKED SECURITIES 13.8%
ACE Securities Corp. Home Equity Loan Trust
1.397% due 05/25/2034		3,974	3,683
1.397% due 07/25/2035		500	424
2.297% due 05/25/2034		587	513
Ally Auto Receivables Trust
0.480% due 02/15/2017		520	520
Ameriquest Mortgage Securities Trust
0.662% due 10/25/2036		22,857	9,303
0.812% due 03/25/2036		400	352
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.337% due 01/25/2035		4,558	3,754
Argent Securities Trust
0.612% due 03/25/2036		6,578	4,325
Asset-Backed Funding Certificates Trust
1.422% due 06/25/2037		77	57
Atrium CDO Corp.
1.421% due 11/16/2022		9,449	9,411
Carlyle Global Market Strategies CLO Ltd.
1.547% due 04/20/2022		13,900	13,835
Citigroup Mortgage Loan Trust, Inc.
0.582% due 12/25/2036		1,179	781
0.662% due 10/25/2036		1,976	1,920
0.722% due 10/25/2036		13,066	10,385

4.584% due 10/25/2037		1,543	1,432
COA Summit CLO Ltd.
1.667% due 04/20/2023		194	193
Countrywide Asset-Backed Certificates
0.562% due 06/25/2035		3,865	2,986
0.562% due 01/25/2037		4,214	3,968
0.562% due 08/25/2037		2,432	1,904
0.562% due 06/25/2047 ^		1,059	821
0.602% due 11/25/2047 ^		16,451	14,060
0.622% due 06/25/2037 ^		2,799	2,529
0.622% due 06/25/2047		2,991	2,184
0.642% due 05/25/2047		5,000	3,399
0.652% due 05/25/2037		11,500	7,136
0.662% due 03/25/2036		2,792	2,537
0.752% due 07/25/2036		1,278	1,076
Countrywide Asset-Backed Certificates Trust
0.572% due 02/25/2037		1,557	1,505
0.572% due 03/25/2047		20,915	18,673
0.582% due 03/25/2037		1,407	1,304
0.682% due 09/25/2046		5,600	3,725
Doral CLO Ltd.
1.657% due 05/26/2023		10,302	10,288
First Franklin Mortgage Loan Trust
0.532% due 12/25/2037		18,837	12,086
Ford Credit Auto Owner Trust
0.470% due 03/15/2017		445	445
Fortress Credit Investments Ltd.
1.565% due 07/17/2023		2,917	2,917
Franklin CLO Ltd.
0.574% due 08/09/2019		9,172	8,992
Fremont Home Loan Trust
0.572% due 10/25/2036		16,314	8,501
Gallatin CLO Ltd.
1.591% due 07/15/2023		4,208	4,183
GE-WMC Asset-Backed Pass-Through Certificates
0.672% due 12/25/2035		9,597	8,851
Golden Knight CDO Ltd.
0.561% due 04/15/2019		369	368
GSAMP Trust
2.072% due 10/25/2034		780	730
Home Equity Loan Trust
0.582% due 04/25/2037		5,200	4,158
HSI Asset Securitization Corp. Trust
0.752% due 02/25/2036		5,000	3,794
JPMorgan Mortgage Acquisition Trust
0.557% due 07/25/2036		4,098	2,949
0.662% due 11/25/2036		11,815	8,638
0.682% due 05/25/2037		5,600	4,507
LCM LP
1.581% due 04/15/2022		11,486	11,466
Long Beach Mortgage Loan Trust
0.582% due 08/25/2036		19,358	8,783
Madison Park Funding Ltd.
1.652% due 08/15/2022		9,800	9,779
MASTR Asset-Backed Securities Trust
0.582% due 10/25/2036		8,071	4,700
0.662% due 08/25/2036		4,583	2,246
Merrill Lynch Mortgage Investors Trust
0.492% due 04/25/2047		11,634	6,596
Morgan Stanley ABS Capital, Inc. Trust
0.502% due 09/25/2036		187	102
0.552% due 10/25/2036		709	547
0.662% due 06/25/2036		4,437	2,995
0.672% due 03/25/2037		1,699	887
0.862% due 11/25/2035		4,688	3,465
1.352% due 03/25/2035		900	888
Morgan Stanley Home Equity Loan Trust
0.592% due 04/25/2037		6,328	3,579
Motor PLC
0.902% due 08/25/2021		4,048	4,045
Nissan Auto Lease Trust
0.480% due 09/15/2016		1,262	1,261
NovaStar Mortgage Funding Trust
0.592% due 11/25/2036		10,140	4,832
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		7,151	7,146
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,295
Panther CDO BV
0.304% due 03/20/2084	EUR	3,068	3,220
Popular ABS Mortgage Pass-Through Trust
0.672% due 06/25/2047 ^		$4,250	3,727
Race Point CLO Ltd.
1.637% due 12/15/2022		471	468
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		17,098	9,058

6.998% due 09/25/2037 ^		2,530	1,529
Residential Asset Mortgage Products Trust
0.642% due 12/25/2036		8,872	7,031
0.841% due 07/25/2034		13,090	8,940
Residential Asset Securities Corp. Trust
0.572% due 08/25/2036		1,714	1,597
0.662% due 08/25/2036		11,000	7,543
0.862% due 12/25/2035		13,186	9,711
Securitized Asset-Backed Receivables LLC Trust
0.672% due 05/25/2036		2,476	1,429
SLM Student Loan Trust
0.132% due 12/15/2023	EUR	2,073	2,179
Soundview Home Loan Trust
0.532% due 02/25/2037		$567	241
0.572% due 06/25/2036		401	369
0.582% due 11/25/2036		931	797
0.662% due 07/25/2036		12,000	7,341
0.672% due 07/25/2037		4,360	2,811
South Texas Higher Education Authority, Inc.
1.112% due 10/01/2020		2,445	2,446
Specialty Underwriting & Residential Finance Trust
1.397% due 12/25/2035		2,896	2,599
Stone Tower CLO Ltd.
0.535% due 04/17/2021		1,861	1,849
Structured Asset Investment Loan Trust
0.842% due 11/25/2035		12,000	8,734
1.202% due 02/25/2035		12,000	9,171
Structured Asset Securities Corp. Mortgage Loan Trust
0.652% due 01/25/2037		5,355	3,248
0.762% due 02/25/2036		2,500	2,259
0.792% due 04/25/2036		2,500	2,182
0.872% due 05/25/2037		6,900	5,511
Structured Asset Securities Corp. Trust
0.882% due 09/25/2035		5,100	3,880
Symphony CLO LP
1.419% due 01/09/2023		8,218	8,180
Symphony CLO Ltd.
1.586% due 07/23/2023		7,800	7,787
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		693	692
Venture CDO Ltd.
0.540% due 07/22/2021		611	602
Voya CLO Ltd.
1.641% due 10/15/2022		16,000	15,914

Total Asset-Backed Securities (Cost $433,296)			432,759

SOVEREIGN ISSUES 7.6%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	378,560	85,823
0.000% due 01/01/2017 (c)		12,240	2,673
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		46,200	9,325
10.000% due 01/01/2025		379,800	68,685
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$7,600	8,069
Export-Import Bank of Korea
4.000% due 01/29/2021		2,900	3,096
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	200	145
Italy Buoni Poliennali Del Tesoro
4.000% due 02/01/2037	EUR	50	68
Korea Development Bank
3.000% due 09/14/2022		$3,700	3,737
Mexico Government International Bond
4.750% due 06/14/2018	MXN	95,600	5,580
Province of Ontario
3.000% due 07/16/2018		$15,000	15,517
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	8,300	8,300
Spain Government International Bond
2.750% due 10/31/2024		200	237
3.800% due 04/30/2024		11,700	14,935

5.150% due 10/31/2044		8,300	12,814

Total Sovereign Issues (Cost $292,346)			239,004

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
GMAC Capital Trust
8.125% due 02/15/2040		7,000	177

Total Preferred Securities (Cost $188)			177

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 19.8%
CERTIFICATES OF DEPOSIT 0.1%
Credit Suisse AG
0.698% due 01/28/2016		$2,800	2,800

COMMERCIAL PAPER 4.4%
Comcast Corp.
0.560% due 01/05/2016		20,000	19,999
Deutsche Telekom AG
0.810% due 01/12/2016		19,600	19,597
Duke Energy Corp.
0.650% due 01/08/2016		19,200	19,198
0.720% due 01/13/2016		5,600	5,599
ENI Finance USA, Inc.
0.750% due 01/21/2016		3,800	3,799
Entergy Corp.
0.960% due 01/11/2016		4,800	4,799
Enterprise Products Operating LLC
0.550% due 01/26/2016		10,000	9,997
Hewlett Packard Enterprise Co.
0.700% due 01/08/2016		1,250	1,250
Hitachi Capital America Corp.
0.720% due 01/04/2016		8,800	8,800
Hyundai Capital America
0.510% due 01/13/2016		5,800	5,799
Plains All American Pipeline LP
0.650% due 01/05/2016		11,600	11,599
Thomson Reuters Corp.
0.700% due 01/13/2016		27,000	26,996

			137,432

JAPAN TREASURY BILLS 11.6%
(0.049%) due 02/22/2016 - 03/07/2016 (b)	JPY	43,580,000	362,591

U.S. TREASURY BILLS 3.7%
0.210% due 01/07/2016 - 06/30/2016 (b)(g)(k)		$114,477	114,422

Total Short-Term Instruments (Cost $609,042)			617,245

Total Investments in Securities (Cost $3,993,759)			3,902,728

	SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III		4,983,681	49,209

Total Short-Term Instruments (Cost $49,350)			49,209

Total Investments in Affiliates (Cost $49,350)			49,209

Total Investments 126.4% (Cost $4,043,109)			$3,951,937
Financial Derivative Instruments (h)(j) (17.2%) (Cost or Premiums, net $(16,113))			(537,477)
Other Assets and Liabilities, net (9.2%)			(288,203)

Net Assets 100.0%			$3,126,257

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,901	0.16%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
JPS	0.400%	12/10/2015	01/11/2016	$(1,807)	$(1,807)
SCX	0.550	12/03/2015	02/03/2016	(27,960)	(27,973)
	0.580	12/11/2015	02/11/2016	(9,388)	(9,392)
	0.630	12/14/2015	01/21/2016	(25,732)	(25,742)

Total Reverse Repurchase Agreements					$(64,914)

(1)	As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(16,144) at a weighted average interest rate of (0.012%).

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.500%	01/01/2046	$79,700	$(82,207)	$(82,209)
Fannie Mae, TBA	3.500	02/01/2046	73,300	(75,469)	(75,450)
Fannie Mae, TBA	4.000	01/01/2046	89,000	(94,135)	(94,161)
Fannie Mae, TBA	4.000	02/01/2046	219,100	(231,219)	(231,377)
Fannie Mae, TBA	4.500	01/01/2046	83,100	(89,532)	(89,735)
Fannie Mae, TBA	4.500	02/01/2046	19,000	(20,485)	(20,486)

				$(593,047)	$(593,418)

Total Short Sales				$(593,047)	$(593,418)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $64,822 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March Futures	$106.000	02/19/2016	232	$3	$3
Call - CBOT U.S. Treasury 10-Year Note March Futures	145.000	02/19/2016	1,480	13	23

				$16	$26

Total Purchased Options				$16	$26

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	6,488	$(13,775)	$0	$(243)
90-Day Eurodollar June Futures	Long	06/2016	2,941	4,959	73	0
90-Day Eurodollar June Futures	Short	06/2017	5,062	(13,469)	0	(190)
90-Day Eurodollar March Futures	Long	03/2016	1,048	1,643	26	0
90-Day Eurodollar September Futures	Short	09/2016	15	(8)	0	0
90-Day Eurodollar September Futures	Short	09/2017	2,069	(6,081)	0	(103)
Australia Government 10-Year Bond March Futures	Long	03/2016	45	16	0	(43)
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	641	199	0	0
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	514	145	0	0
Euro-Bobl March Futures	Long	03/2016	778	119	34	0
Euro-BTP Italy Government Bond March Futures	Long	03/2016	464	(321)	333	0
Euro-Bund 10-Year Bond March Futures	Long	03/2016	634	(1,194)	28	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	133	53	1	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	508	195	17	0
U.S. Treasury 2-Year Note March Futures	Long	03/2016	1,455	(500)	68	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	1,630	(439)	229	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	1,673	965	0	(497)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	158	124	158	0
United Kingdom Long Gilt March Futures	Long	03/2016	291	(169)	142	(318)

Total Futures Contracts				$(27,538)	$1,109	$(1,394)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$114,642	$4,512	$(3,251)	$112	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	178,000	2,486	6	297	0
CDX.IG-22 5-Year Index	1.000	06/20/2019	6,500	62	(48)	1	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	69,700	483	(475)	9	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	155,200	1,043	(1,625)	21	0

				$8,586	$(5,393)	$440	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017		$2,373,900	$(544)	$(638)	$0	$(362)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,454,500	(15,697)	(9,090)	0	(685)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		37,200	(629)	(458)	0	(39)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		544,200	7,394	(2,415)	847	0
Receive	3-Month USD-LIBOR	1.934	09/01/2022		119,800	(721)	(721)	0	(265)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		663,900	(13,837)	(12,124)	0	(1,997)
Pay	3-Month USD-LIBOR	2.250	07/28/2025		103,100	1,528	2,562	342	0
Receive	3-Month USD-LIBOR	2.330	08/19/2025		37,700	(783)	(646)	0	(126)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		188,800	(1,869)	762	0	(660)
Receive	3-Month USD-LIBOR	2.150	12/03/2025		27,200	107	402	0	(94)
Pay	3-Month USD-LIBOR	2.500	12/16/2025		46,400	1,268	0	169	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		241,700	(4,883)	(8,218)	0	(2,045)
Pay	3-Month USD-LIBOR	2.810	09/14/2046		12,400	215	215	104	0
Receive	6-Month EUR-EURIBOR	0.500	03/16/2021	EUR	19,500	(132)	(211)	0	(3)
Receive	6-Month EUR-EURIBOR	1.000	03/16/2026		26,000	116	(202)	21	0
Receive	6-Month GBP-LIBOR	1.750	12/17/2016	GBP	388,100	(5,296)	(6,548)	1	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		66,700	(1,984)	(1,334)	200	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		33,000	164	71	172	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		9,200	(270)	489	100	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	290,000	(86)	184	25	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		11,900	(1)	(1)	1	0
Pay	28-Day MXN-TIIE	6.075	09/21/2021		179,100	191	191	16	0
Pay	28-Day MXN-TIIE	5.675	11/09/2021		132,100	(28)	(235)	12	0
Pay	28-Day MXN-TIIE	5.680	11/09/2021		86,600	(17)	(17)	8	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		263,300	(269)	(141)	24	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		46,700	12	12	7	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		71,100	28	28	4	0

						$(36,023)	$(38,083)	$2,053	$(6,276)

Total Swap Agreements						$(27,437)	$(43,476)	$2,493	$(6,276)

(i)	Securities with an aggregate market value of $90,253 and cash of $9,297 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	JPY	18,141,959		$147,856	$0	$(3,081)
	01/2016		$13,383	CAD	18,587	49	0
	01/2016		2,151	KRW	2,439,234	0	(77)
	02/2016	CAD	18,587		$13,385	0	(49)
	02/2016		$8,113	GBP	5,348	0	(229)
	03/2016	JPY	12,195,000		$99,495	0	(2,094)
	05/2016	BRL	97,995		27,943	4,136	0
	05/2016	ZAR	24,411		1,650	109	0
BPS	01/2016	BRL	3,594		921	12	0
	01/2016		$919	BRL	3,595	0	(10)
	01/2016		2,151	KRW	2,438,804	0	(77)
	02/2016	JPY	8,680,000		$70,850	0	(1,437)
	03/2016		3,755,000		30,620	0	(661)
	07/2016	BRL	161,723		44,961	6,440	0
	08/2016	CNH	97,932		14,800	245	0
	10/2016	BRL	93,990		22,564	868	0
BRC	01/2016		$9,020	KRW	10,226,876	0	(323)
CBK	01/2016		15,132	JPY	1,865,900	392	0
	02/2016	AUD	12,770		$9,331	43	0
	02/2016	EUR	765		827	0	(6)
	02/2016	JPY	5,140,000		41,883	0	(929)
	02/2016	SGD	5		4	0	0
	02/2016		$53,699	AUD	76,440	1,901	0
	02/2016		86,853	EUR	79,304	69	(659)
	10/2016	BRL	80,700		$19,247	619	0
DUB	01/2016		79,191		20,210	193	0
	01/2016	GBP	31,797		47,934	1,059	0
	01/2016		$20,967	BRL	79,191	0	(950)
	01/2016		2,151	KRW	2,437,621	0	(78)
	02/2016		20,012	BRL	79,191	0	(193)
	01/2017	BRL	12,240		$2,902	147	0
FBF	01/2016		$35,467	KRW	40,319,310	0	(1,179)
GLM	01/2016		5,211		5,904,866	0	(189)
	02/2016	EUR	2,449		$2,667	3	0
	05/2016		$201	HUF	58,982	2	0
	10/2016	BRL	50,890		$12,484	737	0
HUS	01/2016	CNH	412,715		63,543	953	0
	01/2016		$6,742	CNH	44,267	0	(29)
	01/2016		2,151	KRW	2,438,873	0	(77)
	02/2016	HKD	70,610		$9,115	0	0
	02/2016	NOK	975		113	3	0
	08/2016	CNH	148,660		22,473	378	0
	10/2016		1,088,621		166,151	5,055	0
	01/2021	BRL	4,390		677	41	0
JPM	01/2016	CAD	18,587		13,949	516	0
	01/2016	KRW	81,017,037		68,880	0	(18)
	01/2016	RUB	206,940		2,875	47	0
	01/2016		$47,186	GBP	31,797	0	(311)
	01/2016		20,311	JPY	2,495,200	449	0
	01/2016		2,245	KRW	2,541,340	0	(84)
	02/2016	CHF	109		$109	0	0
	02/2016	EUR	263,883		283,706	0	(3,331)
	02/2016	GBP	31,797		47,188	309	0
	02/2016	JPY	4,120,000		33,606	0	(705)
	02/2016		$27,346	EUR	25,755	669	0
	02/2016		15,904	GBP	10,634	0	(226)
	02/2016		111,232	JPY	13,687,609	2,736	0
	03/2016		107	MXN	1,833	0	(2)
	04/2016		2,808	RUB	206,940	0	(47)
	05/2016	BRL	133,930		$37,994	5,458	0
	10/2016		119,520		28,405	816	0
MSB	01/2016		$113,816	JPY	13,780,859	838	0
	01/2016		2,625	KRW	2,975,437	0	(95)
	02/2016	JPY	23,470,859		$192,775	0	(2,646)
	02/2016		$11,011	CAD	14,622	0	(443)
	05/2016	BRL	32,905		$9,339	1,345	0
	10/2016		33,460		8,197	473	0
NGF	01/2016		$9,020	KRW	10,230,935	0	(319)
	03/2016	MXN	107,423		$6,162	0	(40)
SCX	01/2016	CNH	50,277		7,748	123	0
	01/2016	MYR	16,873		3,842	0	(68)
	01/2016		$1,060	TRY	3,128	8	0
	02/2016	AUD	64,015		$45,952	0	(610)
	02/2016	TWD	885,132		27,219	395	0
	02/2016		$1,467	EUR	1,386	41	0
	08/2016	CNH	72,798		$11,000	180	0
	10/2016		12,780		1,951	60	0
SOG	01/2016		$3,150	RUB	206,940	0	(321)
	08/2016	CNH	25,126		$3,800	66	0
UAG	08/2016		21,330		3,227	57	0

Total Forward Foreign Currency Contracts						$38,040	$(21,593)

Purchased Options:

Foreign Currency Barrier Options

Counterparty	Description	Barrier Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD D&O @ 1.100	$ 1.045	04/21/2016	EUR	24,500	$114	$231

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.050	01/08/2016	EUR	24,500	$236	$1
BPS	Put - OTC EUR versus USD		1.040	01/04/2016		49,060	361	0
	Put - OTC EUR versus USD		1.050	01/08/2016		24,400	241	1
	Put - OTC USD versus CNH	CNH	6.434	08/17/2016		$14,800	95	77
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		22,000	126	120
	Put - OTC USD versus CNH		6.442	08/17/2016		14,700	77	80
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		30,349	820	927
	Call - OTC USD versus CNH		7.400	02/02/2016		30,349	181	3
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		3,800	21	21
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		30,349	638	528
	Call - OTC USD versus CNH		7.500	02/02/2016		30,349	166	2

							$2,962	$1,760

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$145,700	$279	$28
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	104,900	5,229	2,206
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	76,500	3,819	1,715
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	25,000	685	288
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	447,400	492	0
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	842,200	1,979	8
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	834,200	2,169	27
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	336,600	2,436	1,294

							$17,088	$5,566

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae 4.000% due 01/01/2046	$120.000	01/06/2016	$130,000	$5	$0

Total Purchased Options					$20,169	$7,557

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$13,700	$(24)	$(12)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	43,800	(78)	(37)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	18,000	(31)	(29)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	6,300	(14)	(5)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	34,300	(21)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	34,300	(65)	(52)

						$(233)	$(135)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.103	01/08/2016	EUR	24,500	$(236)	$(18)
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$23,600	(1,294)	(1,731)
BPS	Put - OTC EUR versus USD		$1.010	01/04/2016	EUR	73,589	(167)	0
	Call - OTC EUR versus USD		1.102	01/08/2016		24,400	(241)	(20)
	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		$14,800	(183)	(185)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		6,381	(822)	(696)
	Put - OTC USD versus BRL		5.000	10/19/2017		6,381	(951)	(854)
FBF	Put - OTC USD versus BRL		3.800	01/27/2016		32,000	(470)	(236)
	Call - OTC USD versus BRL		5.000	10/19/2017		19,172	(2,429)	(2,091)
	Put - OTC USD versus BRL		5.000	10/19/2017		19,172	(2,893)	(2,566)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	12,000	(785)	(1,174)
	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		$22,000	(260)	(282)
	Call - OTC USD versus CNH		6.975	08/17/2016		14,700	(171)	(186)
JPM	Call - OTC EUR versus USD		$1.130	03/04/2016	EUR	30,500	(243)	(123)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$17,214	(553)	(878)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		60,698	(640)	(59)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	11,100	(789)	(1,086)
	Call - OTC USD versus CNH	CNH	6.976	08/17/2016		$3,800	(44)	(48)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		60,698	(557)	(33)

							$(13,728)	$(12,266)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$14,600	$(29)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	31,000	(279)	(98)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	88,200	(1,610)	(426)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	106,300	(2,193)	(468)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	126,900	(2,206)	(539)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	25,000	(690)	(447)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	827,600	(1,738)	(23)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	834,200	(1,752)	(62)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	440,400	(7,548)	(1,704)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	96,800	(1,091)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	76,500	(2,433)	(1,412)

							$(21,569)	$(5,179)

Total Written Options							$(35,530)	$(17,580)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	12/20/2019	1.866%	$2,600	$(59)	$(25)	$0	$(84)
BRC	Brazil Government International Bond	1.000	12/20/2016	2.151	900	(11)	2	0	(9)
DUB	Brazil Government International Bond	1.000	12/20/2016	2.151	1,000	(13)	2	0	(11)
GST	Brazil Government International Bond	1.000	12/20/2016	2.151	2,900	(38)	7	0	(31)
HUS	Brazil Government International Bond	1.000	12/20/2019	4.540	4,000	(108)	(392)	0	(500)
	Indonesia Government International Bond	1.000	12/20/2019	1.866	7,900	(180)	(75)	0	(255)
	South Africa Government International Bond	1.000	12/20/2019	3.042	13,300	(498)	(489)	0	(987)
JPM	Brazil Government International Bond	1.000	12/20/2016	2.151	900	(10)	0	0	(10)
	China Government International Bond	1.000	12/20/2019	0.873	28,500	216	(67)	149	0
	Indonesia Government International Bond	1.000	12/20/2019	1.866	2,600	(59)	(25)	0	(84)

						$(760)	$(1,062)	$149	$(1,971)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$3,000	$402	$(40)	$362	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	4,000	534	(51)	483	0

					$936	$(91)	$845	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	63,000	$82	$(1,818)	$0	$(1,736)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	30,900	(29)	(62)	0	(91)
BPS	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	313,300	(60)	(772)	0	(832)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		87,200	12	(2,569)	0	(2,557)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		122,200	(26)	(3,342)	0	(3,368)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		80,300	7	(2,055)	0	(2,048)
BRC	Pay	1-Year BRL-CDI	15.500	01/02/2018		101,200	(102)	(167)	0	(269)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	770	(1)	40	39	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	25,900	(2)	(67)	0	(69)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		46,200	19	(1,132)	0	(1,113)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	7,878	(10)	76	66	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	500	0	0	0	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018		221,700	(114)	(475)	0	(589)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		11,000	1	(324)	0	(323)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		155,600	(37)	(4,251)	0	(4,288)
	Pay	1-Year BRL-CDI	12.330	01/04/2021		142,000	(153)	(3,826)	0	(3,979)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		2,200	0	(56)	0	(56)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		38,500	0	(928)	0	(928)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	500	3	23	26	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	239,400	(2)	(633)	0	(635)
	Pay	1-Year BRL-CDI	12.560	01/04/2021		74,800	(8)	(1,782)	0	(1,790)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		10,800	29	(289)	0	(260)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	12,390	0	119	119	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	154,600	0	(90)	0	(90)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		112,000	25	(322)	0	(297)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		51,300	42	(1,456)	0	(1,414)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		9,600	(11)	(220)	0	(231)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	53,300	(181)	(67)	0	(248)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		81,600	(6)	(6)	0	(12)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		64,500	(9)	(835)	0	(844)
HUS	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	32,200	(1)	(18)	0	(19)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		68,500	(135)	(1,874)	0	(2,009)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		288,300	(4)	(7,941)	0	(7,945)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		64,300	42	(1,592)	0	(1,550)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,660	3	11	14	0
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		5,970	(9)	59	50	0
	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	177,000	(272)	(6,523)	0	(6,795)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		70,300	(37)	(1,900)	0	(1,937)

							$(944)	$(47,064)	$314	$(48,322)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RALVEIET Index	152,968	1-Month USD-LIBOR plus a specified spread	01/29/2016	$12,646		$(233)	$0	$(233)
	Receive	RALVEIET Index	3,798,764	1-Month USD-LIBOR plus a specified spread	03/31/2016	314,044		(5,755)	0	(5,755)
	Receive	RALVEIET Index	3,151,592	1-Month USD-LIBOR plus a specified spread	05/31/2016	349,399		(93,544)	0	(93,544)
BPS	Receive	RALVEIET Index	4,150,946	1-Month USD-LIBOR plus a specified spread	03/21/2016	328,838		8,203	8,203	0
FBF	Receive	RALVEIET Index	416,355	1-Month USD-LIBOR plus a specified spread	01/29/2016	32,984		822	822	0
	Receive	RALVEIET Index	735,873	1-Month USD-LIBOR plus a specified spread	03/15/2016	58,296		1,449	1,449	0
	Receive	RALVEIET Index	4,910,446	1-Month USD-LIBOR plus a specified spread	04/29/2016	405,946		(7,450)	0	(7,450)
	Receive	RALVEIET Index	2,744,667	1-Month USD-LIBOR plus a specified spread	05/13/2016	292,657		(69,853)	0	(69,853)
	Receive	RALVEIET Index	3,097,719	1-Month USD-LIBOR plus a specified spread	11/15/2016	274,584		(23,115)	0	(23,115)
GST	Receive	RALVEIET Index	3,108,036	1-Month USD-LIBOR plus a specified spread	05/31/2016	335,096		(82,950)	0	(82,950)
JPM	Receive	RALVEIET Index	9,199,949	1-Month USD-LIBOR plus a specified spread	07/15/2016	955,806		(208,680)	0	(208,680)
	Receive	RALVEIET Index	2,903,489	1-Month USD-LIBOR plus a specified spread	10/17/2016	245,502		(9,768)	0	(9,768)

								$(490,874)	$10,474	$(501,348)

Total Swap Agreements							$(768)	$(539,091)	$11,782	$(551,641)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $559,223 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,622	$0	$2,622
Corporate Bonds & Notes
Banking & Finance	0	566,475	4,901	571,376
Industrials	0	130,226	0	130,226
Utilities	0	118,759	0	118,759
Municipal Bonds & Notes
Illinois	0	2,987	0	2,987
New York	0	1,308	0	1,308
Ohio	0	964	0	964
West Virginia	0	5,531	0	5,531
U.S. Government Agencies	0	283,765	0	283,765
U.S. Treasury Obligations	0	1,218,296	0	1,218,296
Non-Agency Mortgage-Backed Securities	0	277,709	0	277,709
Asset-Backed Securities	0	432,759	0	432,759
Sovereign Issues	0	239,004	0	239,004
Preferred Securities
Banking & Finance	177	0	0	177
Short-Term Instruments
Certificates of Deposit	0	2,800	0	2,800
Commercial Paper	0	137,432	0	137,432
Japan Treasury Bills	0	362,591	0	362,591
U.S. Treasury Bills	0	114,422	0	114,422
	$177	$3,897,650	$4,901	$3,902,728

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	49,209	0	0	49,209

Total Investments	$49,386	$3,897,650	$4,901	$3,951,937

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(593,418)	$0	$(593,418)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,109	2,519	0	3,628
Over the counter	0	57,379	0	57,379
	$1,109	$59,898	$0	$61,007

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,394)	(6,276)	0	(7,670)
Over the counter	0	(590,814)	0	(590,814)
	$(1,394)	$(597,090)	$0	$(598,484)

Totals	$49,101	$2,767,040	$4,901	$2,821,042

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 134.7%
BANK LOAN OBLIGATIONS 0.2%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$500	$495
Dell, Inc.
3.750% due 10/29/2018		182	181
MGM Resorts International
3.500% due 12/20/2019		194	192

Total Bank Loan Obligations (Cost $863)			868

CORPORATE BONDS & NOTES 31.9%
BANKING & FINANCE 23.0%
ABN AMRO Bank NV
4.750% due 07/28/2025		200	200
Ally Financial, Inc.
8.000% due 03/15/2020		241	275
Banca Carige SpA
3.750% due 11/25/2016	EUR	1,100	1,229
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2054		300	336
5.000% due 02/09/2056		600	711
Banco Bradesco S.A.
4.500% due 01/12/2017		$200	203
Banco do Brasil S.A.
6.000% due 01/22/2020		2,500	2,496
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	1,000	1,185
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$1,300	1,299
Banco Santander Chile
1.221% due 04/11/2017		700	692
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	1,400	1,427
Bank of America Corp.
1.003% due 08/25/2017		$100	100
1.482% due 04/01/2019		100	100
2.650% due 04/01/2019		100	100
4.125% due 01/22/2024		2,400	2,484
6.500% due 08/01/2016		200	206
Bank of America N.A.
0.764% due 05/08/2017		12,900	12,872
0.792% due 06/15/2016		1,900	1,899
5.300% due 03/15/2017		325	338
Bank of Nova Scotia
0.631% due 04/11/2017		1,300	1,298
Barclays Bank PLC
7.625% due 11/21/2022		4,700	5,361
Barclays PLC
5.250% due 08/17/2045		400	409
6.500% due 09/15/2019 (e)	EUR	400	441
8.000% due 12/15/2020 (e)		1,000	1,181
BBVA Bancomer S.A.
4.500% due 03/10/2016		$1,500	1,508
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,300	1,435
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		200	206
BPCE S.A.
1.156% due 06/17/2017		900	899
5.700% due 10/22/2023		400	421
Caixa Economica Federal
2.375% due 11/06/2017		100	92
4.250% due 05/13/2019		300	267
Citigroup, Inc.
5.950% due 05/15/2025 (e)		1,400	1,349
Credit Agricole S.A.
1.047% due 06/12/2017		3,500	3,491
6.500% due 06/23/2021 (e)	EUR	3,300	3,694
7.875% due 01/23/2024 (e)		$200	205
Credit Suisse AG
0.792% due 03/11/2016		3,100	3,098
Dexia Credit Local S.A.
0.721% due 01/11/2017		1,100	1,100
0.724% due 11/07/2016		2,600	2,603
2.000% due 01/22/2021	EUR	200	234

Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	829
European Investment Bank
7.500% due 12/15/2017	NZD	400	295
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		$900	901
3.984% due 06/15/2016		3,800	3,843
General Motors Financial Co., Inc.
2.750% due 05/15/2016		700	702
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	700	795
Goldman Sachs Group, Inc.
1.048% due 05/22/2017		$3,600	3,596
1.476% due 04/23/2020		1,300	1,303
HBOS PLC
0.687% due 09/01/2016	EUR	600	653
6.750% due 05/21/2018		$100	109
HSBC Holdings PLC
4.250% due 08/18/2025		1,200	1,193
HSBC USA, Inc.
1.114% due 08/07/2018		500	500
International Lease Finance Corp.
6.750% due 09/01/2016		400	412
7.125% due 09/01/2018		1,500	1,648
JPMorgan Chase & Co.
0.870% due 04/25/2018		3,400	3,378
0.882% due 02/15/2017		700	700
1.350% due 02/15/2017		600	599
2.600% due 01/15/2016		700	700
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	3,132	4,847
Morgan Stanley
1.600% due 04/25/2018		$200	202
3.875% due 04/29/2024		600	613
5.950% due 12/28/2017		400	430
Navient Corp.
8.450% due 06/15/2018		400	422
Rabobank Group
3.375% due 01/19/2017		3,000	3,067
8.375% due 07/26/2016 (e)		1,200	1,238
8.400% due 06/29/2017 (e)		600	646
RCI Banque S.A.
4.600% due 04/12/2016		2,100	2,118
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		400	418
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		1,100	1,089
Stadshypotek AB
1.250% due 05/23/2018		1,100	1,085
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	300	364
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		$300	309
Swedbank Hypotek AB
1.375% due 03/28/2018		500	495
Toronto-Dominion Bank
2.125% due 07/02/2019		1,100	1,100
UBS AG
1.303% due 03/26/2018		4,400	4,394
5.125% due 05/15/2024		400	405
5.875% due 12/20/2017		3,000	3,241
7.250% due 02/22/2022		400	419
UniCredit SpA
6.750% due 09/10/2021 (e)	EUR	1,000	1,027
8.000% due 06/03/2024 (e)		$200	190
Volkswagen Bank GmbH
0.306% due 11/27/2017	EUR	100	105
Wachovia Capital Trust
5.570% due 02/01/2016 (e)		$1,000	965
Wells Fargo & Co.
0.902% due 09/14/2018		4,500	4,468

			113,257

INDUSTRIALS 5.2%
AbbVie, Inc.
1.800% due 05/14/2018		400	398
2.500% due 05/14/2020		200	198
3.600% due 05/14/2025		200	198
4.500% due 05/14/2035		100	98
4.700% due 05/14/2045		100	98
Actavis Funding SCS
1.757% due 03/12/2020		900	904
4.750% due 03/15/2045		1,200	1,174

ADT Corp.
4.875% due 07/15/2042		700	504
Amgen, Inc.
0.978% due 05/22/2019		300	297
2.200% due 05/22/2019		900	900
BMW U.S. Capital LLC
0.756% due 06/02/2017		2,200	2,187
CCO Safari LLC
3.579% due 07/23/2020		200	199
4.464% due 07/23/2022		600	599
4.908% due 07/23/2025		700	700
6.384% due 10/23/2035		100	101
6.484% due 10/23/2045		300	301
6.834% due 10/23/2055		100	99
CNPC General Capital Ltd.
1.262% due 05/14/2017		200	200
2.750% due 05/14/2019		1,300	1,300
ConAgra Foods, Inc.
0.687% due 07/21/2016		200	200
CVS Health Corp.
1.900% due 07/20/2018		400	400
2.800% due 07/20/2020		100	101
3.500% due 07/20/2022		200	204
3.875% due 07/20/2025		500	511
4.875% due 07/20/2035		100	104
5.125% due 07/20/2045		200	211
Daimler Finance North America LLC
0.837% due 03/10/2017		800	796
DISH DBS Corp.
4.250% due 04/01/2018		100	101
HCA, Inc.
5.000% due 03/15/2024		200	200
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	2,900	2,931
Kraft Heinz Foods Co.
1.600% due 06/30/2017		$200	200
2.000% due 07/02/2018		200	199
2.800% due 07/02/2020		100	100
3.500% due 07/15/2022		100	101
3.950% due 07/15/2025		100	101
5.000% due 07/15/2035		100	103
5.200% due 07/15/2045		100	105
Masco Corp.
6.125% due 10/03/2016		1,700	1,755
Mondelez International, Inc.
2.250% due 02/01/2019		200	200
Nissan Motor Acceptance Corp.
0.972% due 03/03/2017		400	399
PepsiCo, Inc.
0.617% due 02/26/2016		1,010	1,010
Roche Holdings, Inc.
0.943% due 09/30/2019		1,600	1,584
Statoil ASA
0.804% due 11/08/2018		1,000	993
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016		1,300	1,330
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		1,400	1,309

			25,703

UTILITIES 3.7%
AES Corp.
3.414% due 06/01/2019		700	644
AT&T, Inc.
1.533% due 06/30/2020		500	497
2.450% due 06/30/2020		100	99
3.000% due 06/30/2022		600	585
3.400% due 05/15/2025		300	289
4.500% due 05/15/2035		100	93
BellSouth Corp.
4.821% due 04/26/2021		3,700	3,744
Laclede Group, Inc.
1.112% due 08/15/2017		2,200	2,190
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		82	30
Petrobras Global Finance BV
2.461% due 01/15/2019		2,100	1,601
2.750% due 01/15/2018	EUR	200	178
2.886% due 03/17/2017		$900	827
3.250% due 03/17/2017		200	185
3.750% due 01/14/2021	EUR	500	364
4.375% due 05/20/2023		$200	133
6.250% due 12/14/2026	GBP	200	192
6.850% due 06/05/2049		$1,800	1,174

Sprint Communications, Inc.
8.375% due 08/15/2017		100	99
SSE PLC
5.625% due 10/01/2017 (e)	EUR	500	577
Verizon Communications, Inc.
2.042% due 09/15/2016		$2,800	2,818
2.500% due 09/15/2016		343	346
3.650% due 09/14/2018		1,100	1,151
Vodafone Group PLC
0.752% due 02/19/2016		400	400

			18,216

Total Corporate Bonds & Notes (Cost $162,257)			157,176

MUNICIPAL BONDS & NOTES 0.5%
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		300	317
7.750% due 01/01/2042		400	405

			722

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,865	1,617

Total Municipal Bonds & Notes (Cost $2,276)			2,339

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
0.482% due 07/25/2037		27	26
0.772% due 09/25/2042		38	37
Fannie Mae, TBA
3.500% due 01/01/2031 - 01/01/2046		8,000	8,377
Freddie Mac
0.731% due 11/15/2043		643	645
Ginnie Mae, TBA
4.000% due 01/01/2046		2,000	2,121

Total U.S. Government Agencies (Cost $11,216)			11,206

U.S. TREASURY OBLIGATIONS 43.7%
U.S. Treasury Bonds
2.000% due 02/15/2025 (g)(k)		4,000	3,910
2.000% due 08/15/2025 (g)		4,900	4,778
2.125% due 05/15/2025 (g)		44,350	43,774
2.875% due 08/15/2045 (g)		4,800	4,654
3.000% due 05/15/2045		3,000	2,981
3.000% due 11/15/2044 (g)		1,200	1,194
3.125% due 08/15/2044 (g)		17,600	17,957
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022		26,773	25,955
0.125% due 01/15/2023 (i)(k)		3,709	3,555
0.125% due 07/15/2024 (i)		21,933	20,821
0.750% due 02/15/2045 (k)		3,838	3,341
U.S. Treasury Notes
1.875% due 08/31/2022 (i)(k)		3,000	2,966
1.875% due 10/31/2022 (g)		12,700	12,541
1.875% due 11/30/2021 (g)(i)(k)		28,500	28,392
2.000% due 07/31/2022 (i)(k)		5,500	5,487
2.125% due 12/31/2021 (g)(k)		32,600	32,899

Total U.S. Treasury Obligations (Cost $216,075)			215,205

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.2%
BAMLL Commercial Mortgage Securities Trust
1.547% due 12/15/2029		5,600	5,619
Banc of America Funding Trust
3.007% due 01/20/2047 ^		1,638	1,389
BCAP LLC Trust
0.632% due 05/25/2047		371	279
5.250% due 04/26/2037		920	848
Bear Stearns Adjustable Rate Mortgage Trust
2.578% due 01/25/2034		132	124
2.652% due 08/25/2035		1,041	898
2.894% due 02/25/2034		340	333
Bear Stearns ALT-A Trust
2.760% due 11/25/2036		578	443
Bear Stearns Structured Products, Inc. Trust
2.693% due 01/26/2036		2,553	2,110
Berica Residential MBS SRL
0.229% due 03/31/2048	EUR	208	222

Citigroup Commercial Mortgage Trust
1.081% due 06/15/2033		$1,100	1,090
2.174% due 09/10/2045 (a)		952	77
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035		48	48
Claris SRL
0.354% due 10/31/2060	EUR	584	625
Commercial Mortgage Trust
1.201% due 06/11/2027		$800	791
Countrywide Alternative Loan Trust
0.597% due 12/20/2046 ^		462	344
0.632% due 07/25/2046		777	655
0.702% due 12/25/2035		37	33
0.822% due 08/25/2035		1,123	771
0.922% due 12/25/2035 ^		171	123
6.000% due 01/25/2037 ^		719	625
Countrywide Home Loan Mortgage Pass-Through Trust
2.602% due 02/20/2036 ^		620	545
2.629% due 02/20/2036		972	838
2.646% due 11/25/2034		30	28
2.713% due 08/25/2034 ^		27	24
2.716% due 10/19/2032		18	16
2.905% due 10/20/2035		476	433
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035 ^		101	102
Credit Suisse First Boston Mortgage Securities Corp.
1.072% due 11/25/2031		58	49
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039		1,058	1,064
Deco UK PLC
0.739% due 01/27/2020	GBP	659	940
Eurohome UK Mortgages PLC
0.733% due 06/15/2044		377	518
Granite Mortgages PLC
1.297% due 07/20/2043		$512	513
HarborView Mortgage Loan Trust
0.622% due 05/19/2035		1,656	1,387
Hyatt Hotel Portfolio Trust
1.581% due 11/15/2029		5,400	5,413
IndyMac Mortgage Loan Trust
2.754% due 06/25/2035 ^		395	346
4.184% due 05/25/2036 ^		188	162
JPMorgan Mortgage Trust
2.666% due 08/25/2036 ^		49	43
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.771% due 12/15/2030		13	13
Merrill Lynch Alternative Note Asset Trust
0.622% due 03/25/2037		11,930	6,128
Merrill Lynch Mortgage Investors Trust
0.672% due 11/25/2035		6	5
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		883	803
Newgate Funding PLC
0.733% due 12/01/2050	GBP	900	1,181
Puma Series
2.855% due 10/18/2045	AUD	444	322
2.960% due 05/13/2045		444	323
RMAC PLC
0.005% due 06/12/2037	EUR	1,835	1,835
RMAC Securities PLC
0.735% due 06/12/2044	GBP	806	1,085
Structured Asset Mortgage Investments Trust
0.652% due 07/19/2035		$36	33
Thornburg Mortgage Securities Trust
2.084% due 06/25/2047 ^		46	42
Vulcan European Loan Conduit Ltd.
0.199% due 05/15/2017	EUR	78	83
Washington Mutual Mortgage Pass-Through Certificates Trust
1.007% due 02/25/2047 ^		$3,911	2,833
Wells Fargo Commercial Mortgage Trust
1.361% due 02/15/2027		300	298
Wells Fargo Mortgage-Backed Securities Trust
2.658% due 03/25/2035		638	642

Total Non-Agency Mortgage-Backed Securities (Cost $47,077)			45,494

ASSET-BACKED SECURITIES 19.0%
ACE Securities Corp. Home Equity Loan Trust
1.042% due 02/25/2036 ^		600	497
Aimco CLO
0.620% due 08/20/2020		131	130
Ally Auto Receivables Trust
0.480% due 02/15/2017		35	35
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.932% due 10/25/2035		7,530	6,308

1.337% due 01/25/2035		1,110	914
Amortizing Residential Collateral Trust
1.002% due 07/25/2032		825	771
Argent Securities Trust
0.582% due 05/25/2036		14,803	5,354
0.612% due 03/25/2036		1,467	964
Atrium CDO Corp.
1.421% due 11/16/2022		575	573
Bear Stearns Asset-Backed Securities Trust
0.872% due 08/25/2036		300	259
1.817% due 01/25/2035		19	16
Carlyle Global Market Strategies CLO Ltd.
1.547% due 04/20/2022		3,200	3,185
Citigroup Mortgage Loan Trust, Inc.
0.482% due 07/25/2045		395	273
0.582% due 12/25/2036		244	162
COA Summit CLO Ltd.
1.667% due 04/20/2023		194	194
Countrywide Asset-Backed Certificates
0.552% due 12/25/2036 ^		2,948	2,659
0.562% due 05/25/2035		1,761	1,477
0.562% due 06/25/2035		2,349	1,815
0.562% due 08/25/2037		671	525
0.562% due 06/25/2047 ^		983	763
0.602% due 11/25/2047 ^		2,784	2,424
0.622% due 06/25/2047		748	546
0.652% due 05/25/2037		2,500	1,551
0.752% due 07/25/2036		225	190
0.862% due 04/25/2036		3,000	2,467
Countrywide Asset-Backed Certificates Trust
0.682% due 09/25/2046		1,400	931
Ford Credit Auto Owner Trust
0.470% due 03/15/2017		20	20
Fortress Credit Investments Ltd.
1.565% due 07/17/2023		1,945	1,945
Franklin CLO Ltd.
0.574% due 08/09/2019		2,822	2,767
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023		2,546	2,544
Fremont Home Loan Trust
0.572% due 10/25/2036		4,255	2,217
Gallatin CLO Ltd.
1.591% due 07/15/2023		196	195
GE-WMC Asset-Backed Pass-Through Certificates
0.672% due 12/25/2035		2,925	2,698
GSAMP Trust
0.562% due 06/25/2036		734	630
0.572% due 09/25/2036		1,562	746
2.072% due 10/25/2034		181	170
Harbourmaster CLO BV
0.881% due 02/06/2024	EUR	414	449
HSI Asset Securitization Corp. Trust
0.532% due 12/25/2036		$1,916	817
0.752% due 02/25/2036		1,100	835
JPMorgan Mortgage Acquisition Corp.
1.127% due 09/25/2035		239	176
JPMorgan Mortgage Acquisition Trust
0.682% due 05/25/2037		3,000	2,415
Jubilee CDO BV
0.336% due 09/20/2022	EUR	600	650
LCM LP
1.575% due 10/19/2022		$5,000	4,968
1.581% due 04/15/2022		442	441
Long Beach Mortgage Loan Trust
0.982% due 09/25/2034		312	278
MASTR Asset-Backed Securities Trust
0.662% due 08/25/2036		1,133	555
Merrill Lynch Mortgage Investors Trust
0.492% due 04/25/2047		2,520	1,429
Morgan Stanley ABS Capital, Inc. Trust
0.502% due 09/25/2036		41	23
0.552% due 10/25/2036		164	126
1.222% due 07/25/2037		115	113
Motor PLC
0.902% due 08/25/2021		284	284
Navient Private Education Loan Trust
1.031% due 09/16/2024		543	537
Neuberger Berman CLO Ltd.
1.445% due 07/25/2023		1,500	1,496
New Century Home Equity Loan Trust
0.672% due 08/25/2036		17,000	9,176
Nissan Auto Lease Trust
0.480% due 09/15/2016		98	98
NovaStar Mortgage Funding Trust
0.592% due 11/25/2036		2,159	1,029

Octagon Investment Partners Ltd.
1.574% due 05/05/2023		2,017	2,015
OneMain Financial Issuance Trust
2.470% due 09/18/2024		700	700
Option One Mortgage Loan Trust
0.642% due 01/25/2037		178	104
Panther CDO BV
0.304% due 03/20/2084	EUR	929	974
Popular ABS Mortgage Pass-Through Trust
0.672% due 06/25/2047 ^		$1,000	877
Race Point CLO Ltd.
1.637% due 12/15/2022		471	468
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		2,671	1,415
Residential Asset Mortgage Products Trust
2.072% due 11/25/2034		267	254
Residential Asset Securities Corp. Trust
0.572% due 08/25/2036		394	367
0.592% due 11/25/2036		957	846
SLM Student Loan Trust
0.820% due 10/25/2017		6	6
Soundview Home Loan Trust
0.582% due 11/25/2036		202	173
Specialty Underwriting & Residential Finance Trust
1.397% due 12/25/2035		676	606
Structured Asset Investment Loan Trust
0.842% due 11/25/2035		2,000	1,456
1.397% due 09/25/2034		2,358	2,067
Structured Asset Securities Corp. Mortgage Loan Trust
0.582% due 03/25/2036		2,232	1,827
Structured Asset Securities Corp. Trust
0.882% due 09/25/2035 ^		1,200	913
Symphony CLO Ltd.
1.586% due 07/23/2023		3,700	3,694
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		81	81

Total Asset-Backed Securities (Cost $95,263)			93,653

SOVEREIGN ISSUES 6.7%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	70,260	15,929
0.000% due 01/01/2017 (c)		2,180	476
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		41,800	7,559
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$500	531
Export-Import Bank of Korea
1.071% due 01/14/2017		2,000	2,003
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	200	145
Korea Land & Housing Corp.
1.875% due 08/02/2017		$900	899
Mexico Government International Bond
4.750% due 06/14/2018	MXN	34,000	1,985
7.750% due 05/29/2031		18,770	1,197
7.750% due 11/23/2034		8,100	515
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	1,600	1,600

Total Sovereign Issues (Cost $38,824)			32,839

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
GMAC Capital Trust
8.125% due 02/15/2040		7,000	178

Total Preferred Securities (Cost $188)			178

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 21.2%
CERTIFICATES OF DEPOSIT 0.3%
Credit Suisse AG
0.698% due 01/28/2016		$500	500

Intesa Sanpaolo SpA
1.701% due 04/11/2016		700	701

			1,201

COMMERCIAL PAPER 5.4%
Deutsche Telekom AG
0.810% due 01/12/2016		3,200	3,199
Duke Energy Corp.
0.650% due 01/08/2016		2,200	2,200
0.720% due 01/13/2016		3,400	3,399
ENI Finance USA, Inc.
0.750% due 01/21/2016		800	800
Entergy Corp.
0.960% due 01/11/2016		1,000	1,000
Enterprise Products Operating LLC
0.550% due 01/26/2016		4,400	4,398
Hewlett Packard Enterprise Co.
0.700% due 01/08/2016		400	400
Plains All American Pipeline LP
0.650% due 01/05/2016		3,200	3,200
Thomson Reuters Corp.
0.700% due 01/13/2016		8,200	8,199

			26,795

REPURCHASE AGREEMENTS (f) 1.6%			8,094

JAPAN TREASURY BILLS 13.8%
(0.053%) due 02/22/2016 - 03/07/2016 (b)	JPY	8,170,000	67,975

U.S. TREASURY BILLS 0.1%
0.164% due 01/14/2016 - 01/21/2016 (b)(k)		$459	459

Total Short-Term Instruments (Cost $102,966)			104,524

Total Investments in Securities (Cost $677,005)			663,482

	SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio III		1,760,406	17,382

Total Short-Term Instruments (Cost $17,433)			17,382

Total Investments in Affiliates (Cost $17,433)			17,382

Total Investments 138.2% (Cost $694,438)			$680,864
Financial Derivative Instruments (h)(j) 0.3% (Cost or Premiums, net $(4,191))			1,665
Other Assets and Liabilities, net (38.5%)			(189,762)

Net Assets 100.0%			$492,767

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.300%	12/30/2015	01/06/2016	$4,095	U.S. Treasury Bonds 2.500% due 02/15/2045	$(4,118)	$4,095	$4,095
SSB	0.010	12/31/2015	01/04/2016	3,999	Fannie Mae 2.170% due 10/17/2022	(4,083)	3,999	3,999

Total Repurchase Agreements						$(8,201)	$8,094	$8,094

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	1.250%	12/23/2015	01/06/2016	$(1,100)	$(1,100)
JPS	0.480	12/03/2015	01/11/2016	(481)	(481)
SCX	0.380	11/24/2015	01/13/2016	(10,176)	(10,180)
	0.470	12/09/2015	02/09/2016	(4,833)	(4,834)
	0.550	11/16/2015	02/16/2016	(24,857)	(24,876)
	0.550	12/03/2015	02/03/2016	(22,179)	(22,190)
	0.560	11/17/2015	01/19/2016	(3,881)	(3,884)
	0.560	12/03/2015	02/03/2016	(15,672)	(15,680)
	0.570	11/20/2015	01/21/2016	(1,485)	(1,486)
	0.580	12/11/2015	02/11/2016	(9,430)	(9,434)
	0.590	11/25/2015	01/25/2016	(594)	(594)
	0.600	12/02/2015	01/13/2016	(36,209)	(36,229)

Total Reverse Repurchase Agreements					$(130,968)

(2)	As per December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(25,287) at a weighted average interest rate of 0.346%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA *	3.500%	02/01/2046	$28,100	$(28,919)	$(28,924)
Fannie Mae, TBA *	4.000	02/01/2046	57,600	(60,784)	(60,828)
U.S. Treasury Bonds	2.500	02/15/2045	4,550	(4,123)	(4,119)

Total Short Sales				$(93,826)	$(93,871)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.
(3)	Market value includes $44 of interest payable on short sales.

(g)	Securities with an aggregate market value of $130,421 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March Futures	$105.000	02/19/2016	328	$5	$5
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/19/2016	250	2	2
Call - CBOT U.S. Treasury 5-Year Note March Futures	127.000	02/19/2016	900	8	7
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.500	02/19/2016	500	4	8

Total Purchased Options				$19	$22

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	998	$(2,124)	$0	$(37)
90-Day Eurodollar June Futures	Long	06/2016	911	1,536	23	0
90-Day Eurodollar June Futures	Short	06/2017	939	(2,499)	0	(35)
90-Day Eurodollar March Futures	Long	03/2016	114	179	3	0
90-Day Eurodollar September Futures	Short	09/2016	4	(2)	0	0
90-Day Eurodollar September Futures	Short	09/2017	381	(1,120)	0	(19)
Australia Government 10-Year Bond March Futures	Long	03/2016	10	4	0	(10)
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	103	32	0	0
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	81	23	0	0
Euro-Bobl March Futures	Long	03/2016	124	19	6	0
Euro-Bund 10-Year Bond March Futures	Long	03/2016	143	(270)	6	0
Put Options Strike @ EUR 125.250 on Euro-Bobl 10-Year Bond March Futures	Long	02/2016	124	0	0	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	22	9	0	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	81	31	3	0
U.S. Treasury 2-Year Note March Futures	Long	03/2016	328	(112)	15	0
U.S. Treasury 5-Year Note March Futures	Short	03/2016	333	132	0	(47)
U.S. Treasury 10-Year Note March Futures	Long	03/2016	182	(38)	54	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	67	46	67	0
United Kingdom Long Gilt March Futures	Short	03/2016	32	11	35	(16)

Total Futures Contracts				$(4,143)	$212	$(164)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection(1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount(2)	Market Value(3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$3,900	$37	$(30)	$1	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020	42,600	250	34	6	0

				$287	$4	$7	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		$21,300	$(415)	$9	$0	$(53)
Receive	3-Month USD-LIBOR	1.350	09/28/2017		610,200	(140)	(169)	0	(93)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		190,600	(2,056)	(1,197)	0	(91)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		107,900	1,466	(528)	168	0
Receive	3-Month USD-LIBOR	1.934	09/01/2022		30,100	(181)	(181)	0	(67)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		84,200	(1,794)	(2,147)	0	(268)
Pay	3-Month USD-LIBOR	2.250	07/28/2025		23,300	345	579	77	0
Receive	3-Month USD-LIBOR	2.330	08/19/2025		8,900	(185)	(153)	0	(30)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		51,000	(505)	214	0	(178)
Receive	3-Month USD-LIBOR	2.150	12/03/2025		11,600	46	172	0	(40)
Pay	3-Month USD-LIBOR	2.500	12/16/2025		10,200	279	379	37	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		41,250	(833)	(750)	0	(349)
Pay	3-Month USD-LIBOR	2.810	09/14/2046		2,900	50	50	24	0
Receive	6-Month EUR-EURIBOR	1.000	03/16/2026	EUR	2,000	9	(14)	2	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	8,200	(244)	(175)	25	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		7,300	36	(69)	38	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		1,700	(50)	90	18	0
Pay	28-Day MXN-TIIE	6.075	09/21/2021	MXN	34,700	37	37	3	0
Pay	28-Day MXN-TIIE	5.670	11/09/2021		30,600	(7)	(7)	3	0
Pay	28-Day MXN-TIIE	5.675	11/09/2021		106,600	(23)	(190)	10	0

						$(4,165)	$(4,050)	$405	$(1,169)

Total Swap Agreements						$(3,878)	$(4,046)	$412	$(1,169)

(i)	Securities with an aggregate market value of $12,035 and cash of $1,482 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	1,102	$	276	$0	$(2)
	01/2016		$282	BRL	1,102	0	(4)
	01/2016		440	KRW	498,960	0	(16)
	02/2016		273	BRL	1,102	2	0
	02/2016		733	TWD	24,097	0	(3)
	03/2016	JPY	2,650,000	$	21,620	0	(455)
	05/2016	BRL	17,278		4,927	729	0
BPS	01/2016		906		232	3	0
	01/2016		$232	BRL	906	0	(3)
	01/2016		440	KRW	498,872	0	(16)
	02/2016	JPY	1,290,000	$	10,530	0	(213)
	03/2016		820,000		6,687	0	(144)
	08/2016	CNH	24,483		3,700	61	0
	10/2016	BRL	4,900		1,165	34	0
BRC	01/2016		$1,820	KRW	2,063,516	0	(65)
	03/2016		141	MXN	2,442	0	0
CBK	01/2016		1,782	CNH	11,672	1	(12)
	01/2016		2,862	JPY	352,900	74	0
	02/2016	AUD	2,405	$	1,757	8	0
	02/2016	CAD	216		157	1	0
	02/2016	JPY	1,130,000		9,208	0	(204)
	02/2016		$10,091	AUD	14,364	357	0
	02/2016		17,122	EUR	15,846	162	(48)
	02/2016		355	INR	24,003	5	0
	10/2016	BRL	20,280	$	4,856	175	0
DUB	01/2016		50,278		12,839	130	0
	01/2016		$13,106	BRL	50,278	0	(398)
	01/2016		440	KRW	498,630	0	(16)
	02/2016		9,870	BRL	39,057	0	(95)
	01/2017	BRL	2,180	$	517	26	0
FBF	01/2016		2,412		618	8	0
	01/2016		$631	BRL	2,412	0	(21)
	01/2016		7,378	KRW	8,387,086	0	(245)
GLM	01/2016	JPY	4,200,358	$	34,387	0	(559)
	01/2016		$8,887	CNH	57,743	0	(130)
	01/2016		1,065	KRW	1,206,810	0	(39)
	02/2016		2,523	EUR	2,318	0	(2)
	03/2016	MXN	69,032	$	4,023	38	0
	07/2016	BRL	25,470		7,108	1,041	0
	10/2016		9,350		2,294	135	0
HUS	01/2016	CNH	104,719		16,037	155	0
	01/2016	INR	23,898		356	0	(4)
	01/2016		$5,516	CNH	35,888	0	(73)
	01/2016		1,600	CNY	10,332	0	(22)
	01/2016		440	KRW	498,886	0	(16)
	02/2016		791	TWD	26,134	1	0
	08/2016	CNH	37,329	$	5,643	95	0
	01/2021	BRL	1,010		156	9	0
JPM	01/2016		531		136	2	0
	01/2016	KRW	17,304,762		14,712	0	(4)
	01/2016		$136	BRL	531	0	(2)
	01/2016		4,418	JPY	542,700	98	0
	01/2016		839	KRW	963,314	0	(20)
	02/2016	EUR	56,828	$	61,136	15	(692)
	02/2016	JPY	840,000		6,852	0	(144)
	02/2016	NZD	430		280	0	(13)
	02/2016		$5,676	EUR	5,344	138	(2)
	02/2016		1,343	GBP	890	0	(31)
	02/2016		26,219	JPY	3,226,345	645	0
	05/2016	BRL	23,614	$	6,699	962	0
	10/2016		29,510		7,040	229	0
MSB	01/2016		22,179		5,680	74	0
	01/2016	GBP	7,593		11,448	254	0
	01/2016		$5,871	BRL	22,179	0	(265)
	01/2016		1,203	CNH	7,848	0	(13)
	01/2016		11,241	GBP	7,593	0	(48)
	01/2016		27,294	JPY	3,304,758	201	0
	01/2016		537	KRW	608,690	0	(19)
	02/2016	GBP	7,813	$	11,575	57	0
	02/2016	JPY	4,744,758		39,034	0	(470)
	02/2016		$596	GBP	393	0	(16)
	02/2016		190	TWD	6,176	0	(3)
	05/2016	BRL	5,802	$	1,647	237	0
	05/2016	ZAR	3,914		270	23	0
	10/2016	BRL	6,220		1,524	88	0
NGF	01/2016		$1,820	KRW	2,064,335	0	(64)
SCX	02/2016	AUD	12,938	$	9,287	0	(124)
	02/2016		$8,143	EUR	7,684	216	0
	08/2016	CNH	18,199	$	2,750	45	0
	10/2016		$13,761	CNH	91,125	0	(276)
SOG	08/2016	CNH	6,612	$	1,000	17	0
UAG	02/2016	TWD	210,408		6,467	91	0
	08/2016	CNH	5,334		807	14	0
	10/2016		269,839		41,320	1,389	0

Total Forward Foreign Currency Contracts						$8,045	$(5,011)

Purchased Options:

Foreign Currency Barrier Options

Counterparty	Description	Barrier Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD D&O @ 1.100	$ 1.045	04/21/2016	EUR	14,700	$24	$49

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.050	01/08/2016	EUR	4,600	$44	$0
BPS	Put - OTC EUR versus USD		1.040	01/04/2016		9,182	68	0
	Put - OTC EUR versus USD		1.050	01/08/2016		4,600	46	0
	Put - OTC USD versus CNH	CNH	6.434	08/17/2016		$3,700	24	19
BRC	Call - OTC USD versus CNH		6.500	02/02/2016		387	8	7
	Call - OTC USD versus CNH		7.500	02/02/2016		387	2	0
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		5,500	31	30
	Put - OTC USD versus CNH		6.442	08/17/2016		3,700	19	20
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		8,685	235	265
	Call - OTC USD versus CNH		7.400	02/02/2016		8,685	52	1
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		1,000	5	6
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		8,298	174	144
	Call - OTC USD versus CNH		7.500	02/02/2016		8,298	46	1

							$754	$493

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$32,400	$62	$6
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	30,500	1,521	641
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	24,000	1,198	538
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	5,900	162	68
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	122,100	134	0
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	240,800	566	2
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	235,900	613	8
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	81,400	589	313

							$4,845	$1,576

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC Fannie Mae 4.000% due 02/01/2046	$125.000	02/04/2016	$55,000	$2	$0

Total Purchased Options					$5,625	$2,118

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$2,600	$(5)	$(2)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	8,400	(15)	(7)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	2,900	(5)	(5)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	1,200	(2)	(1)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	6,400	(4)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	6,400	(12)	(10)

						$(43)	$(25)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.103	01/08/2016	EUR	4,600	$(44)	$(3)
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$4,100	(225)	(301)
BPS	Put - OTC EUR versus USD	USD	1.010	01/04/2016	EUR	13,773	(31)	0
	Call - OTC EUR versus USD		1.102	01/08/2016		4,600	(46)	(4)
	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		$3,700	(46)	(46)
BRC	Call - OTC USD versus CNH		7.000	02/02/2016		774	(8)	0
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		1,334	(172)	(145)
	Put - OTC USD versus BRL		5.000	10/19/2017		1,334	(199)	(179)
FBF	Put - OTC USD versus BRL		3.800	01/27/2016		5,000	(73)	(37)
	Call - OTC USD versus BRL		5.000	10/19/2017		4,007	(508)	(437)
	Put - OTC USD versus BRL		5.000	10/19/2017		4,007	(605)	(536)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	2,100	(137)	(205)
	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		$5,500	(65)	(70)
	Call - OTC USD versus CNH		6.975	08/17/2016		3,700	(43)	(47)
JPM	Call - OTC EUR versus USD		$1.130	03/04/2016	EUR	4,900	(39)	(20)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$4,500	(144)	(230)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		17,370	(183)	(17)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	1,900	(135)	(186)
	Call - OTC USD versus CNH	CNH	6.976	08/17/2016		$1,000	(12)	(13)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		16,596	(152)	(9)

							$(2,867)	$(2,485)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$4,100	$(8)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	6,900	(62)	(22)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	25,200	(460)	(122)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	31,100	(642)	(137)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	44,500	(774)	(189)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	5,900	(163)	(105)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	236,700	(497)	(6)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	235,900	(495)	(18)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	128,100	(2,196)	(496)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	26,400	(298)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	18,500	(588)	(341)

							$(6,183)	$(1,436)

Total Written Options							$(9,093)	$(3,946)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	12/20/2019	1.866%		$500	$(11)	$(5)	$0	$(16)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	300	(2)	1	0	(1)
BPS	Volkswagen International Finance NV	1.000	12/20/2016	1.169		350	(5)	4	0	(1)
BRC	Brazil Government International Bond	1.000	12/20/2016	2.151		$300	(4)	1	0	(3)
DUB	Brazil Government International Bond	1.000	12/20/2016	2.151		300	(4)	1	0	(3)
GST	Brazil Government International Bond	1.000	12/20/2016	2.151		800	(10)	1	0	(9)
	Greece Government International Bond	1.000	12/20/2016	18.753		500	(70)	(5)	0	(75)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	300	(4)	4	0	0
HUS	Brazil Government International Bond	1.000	12/20/2019	4.540		$500	(13)	(50)	0	(63)
	Indonesia Government International Bond	1.000	12/20/2019	1.866		1,400	(32)	(13)	0	(45)
	South Africa Government International Bond	1.000	12/20/2019	3.042		2,400	(90)	(88)	0	(178)
JPM	Brazil Government International Bond	1.000	12/20/2016	2.151		400	(5)	1	0	(4)
	China Government International Bond	1.000	12/20/2019	0.873		13,500	102	(31)	71	0
	Indonesia Government International Bond	1.000	12/20/2019	1.866		500	(11)	(5)	0	(16)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	200	(2)	2	0	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		100	(2)	1	0	(1)
MYC	Volkswagen International Finance NV	1.000	12/20/2016	1.169		200	(2)	2	0	0

							$(165)	$(179)	$71	$(415)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$800	$107	$(11)	$96	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	800	107	(10)	97	0

					$214	$(21)	$193	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	18,700	$26	$(541)	$0	$(515)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	9,000	(12)	(15)	0	(27)
BPS	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	54,000	(3)	(140)	0	(143)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		6,100	43	(245)	0	(202)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		38,800	(12)	(1,057)	0	(1,069)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		42,100	3	(1,077)	0	(1,074)
BRC	Pay	1-Year BRL-CDI	15.500	01/02/2018		3,100	(3)	(5)	0	(8)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	240	0	13	13	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	3,500	2	(98)	0	(96)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		7,000	(1)	(168)	0	(169)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	2,703	(4)	27	23	0
	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	2,500	(34)	(6)	0	(40)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		8,300	(4)	(18)	0	(22)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		4,500	1	(133)	0	(132)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		17,500	1	(447)	0	(446)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		6,800	(2)	(162)	0	(164)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	200	1	9	10	0
	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	57,900	(799)	(135)	0	(934)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		27,000	0	(72)	0	(72)
	Pay	1-Year BRL-CDI	12.560	01/04/2021		14,500	(2)	(345)	0	(347)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		5,900	15	(157)	0	(142)
GLM	Pay	1-Year BRL-CDI	15.240	01/02/2017		35,700	0	(21)	0	(21)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		37,200	8	(107)	0	(99)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		6,600	9	(191)	0	(182)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		6,000	(7)	(138)	0	(145)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	15,200	(47)	(24)	0	(71)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		12,400	(2)	(160)	0	(162)
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	13,100	(26)	(358)	0	(384)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		51,100	59	(1,467)	0	(1,408)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		7,100	(5)	(166)	0	(171)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	620	1	4	5	0
MYC	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	13,900	3	(40)	0	(37)

							$(791)	$(7,440)	$51	$(8,282)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BPS	Receive	RALVEIUT Index	2,064,362	1-Month USD-LIBOR plus a specified spread	11/07/2016	$233,677		$9,253	$9,253	$0
	Receive	RALVEIUT Index	1,735,932	1-Month USD-LIBOR plus a specified spread	11/15/2016	204,254		84	84	0
GST	Receive	RALVEIUT Index	345,173	1-Month USD-LIBOR plus a specified spread	11/15/2016	40,444		177	177	0
JPM	Receive	RALVEIET Index	28,359	1-Month USD-LIBOR plus a specified spread	09/15/2016	3,323		14	14	0

								$9,528	$9,528	$0

Total Swap Agreements							$(742)	$1,888	$9,843	$(8,697)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $6,441 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$868	$0	$868
Corporate Bonds & Notes
Banking & Finance	364	112,893	0	113,257
Industrials	0	25,703	0	25,703
Utilities	0	18,216	0	18,216
Municipal Bonds & Notes
Illinois	0	722	0	722
West Virginia	0	1,617	0	1,617
U.S. Government Agencies	0	11,206	0	11,206
U.S. Treasury Obligations	0	215,205	0	215,205
Non-Agency Mortgage-Backed Securities	0	44,691	803	45,494
Asset-Backed Securities	0	93,653	0	93,653
Sovereign Issues	0	32,839	0	32,839
Preferred Securities
Banking & Finance	178	0	0	178
Short-Term Instruments
Certificates of Deposit	0	1,201	0	1,201
Commercial Paper	0	26,795	0	26,795
Repurchase Agreements	0	8,094	0	8,094
Japan Treasury Bills	0	67,975	0	67,975
U.S. Treasury Bills	0	459	0	459
	$542	$662,137	$803	$663,482

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	17,382	0	0	17,382

Total Investments	$17,924	$662,137	$803	$680,864

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(89,752)	0	(89,752)
U.S. Treasury Obligations	0	(4,119)	0	(4,119)
	$0	$(93,871)	$0	$(93,871)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	212	434	0	646
Over the counter	0	20,006	0	20,006
	$212	$20,440	$0	$20,652

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(164)	(1,169)	0	(1,333)
Over the counter	0	(17,654)	0	(17,654)

	$(164)	$(18,823)	$0	$(18,987)

Totals	$17,972	$569,883	$803	$588,658

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS International Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 155.8%
BANK LOAN OBLIGATIONS 0.8%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$1,350	$1,336
Charter Communications Operating LLC
3.500% due 01/24/2023		1,400	1,399
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		1,500	1,497
Las Vegas Sands LLC
3.250% due 12/19/2020		7,721	7,636

Total Bank Loan Obligations (Cost $11,937)			11,868

CORPORATE BONDS & NOTES 37.4%
BANKING & FINANCE 25.6%
ABN AMRO Bank NV
4.750% due 07/28/2025		500	499
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		5,000	4,901
American Express Co.
4.900% due 03/15/2020 (e)		700	666
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2054	EUR	14,300	16,018
5.000% due 02/09/2056		3,700	4,386
Banco Bradesco S.A.
4.500% due 01/12/2017		$3,000	3,045
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	1,000	1,185
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$4,330	4,388
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	5,700	5,811
Bank of America Corp.
1.482% due 04/01/2019		$6,000	5,978
2.650% due 04/01/2019		5,100	5,115
4.125% due 01/22/2024		3,500	3,623
5.000% due 05/13/2021		400	438
5.650% due 05/01/2018		2,200	2,367
5.700% due 01/24/2022		100	113
6.000% due 09/01/2017		3,100	3,300
6.500% due 10/23/2024 (e)		400	422
Bank of America N.A.
0.764% due 05/08/2017		17,000	16,964
5.300% due 03/15/2017		300	312
Barclays Bank PLC
7.625% due 11/21/2022		4,800	5,475
7.750% due 04/10/2023		4,400	4,703
14.000% due 06/15/2019 (e)	GBP	300	573
Barclays PLC
5.250% due 08/17/2045		$1,200	1,225
6.500% due 09/15/2019 (e)	EUR	800	883
8.000% due 12/15/2020 (e)		2,400	2,835
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		$600	617
BPCE S.A.
1.156% due 06/17/2017		14,800	14,777
Caixa Economica Federal
4.250% due 05/13/2019		9,100	8,099
Citigroup, Inc.
3.953% due 06/15/2016		2,000	2,028
5.950% due 05/15/2025 (e)		3,300	3,180
Credit Agricole S.A.
1.047% due 06/12/2017		11,700	11,670
7.875% due 01/23/2024 (e)		200	205
Depfa ACS Bank
2.125% due 10/13/2017	CHF	3,000	3,128
Dexia Credit Local S.A.
1.375% due 09/18/2019	EUR	100	113
2.000% due 01/22/2021		100	117
2.250% due 01/30/2019		$500	504
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		2,096	2,148
Eksportfinans ASA
0.720% due 07/28/2016	JPY	200,000	1,659
2.375% due 05/25/2016		$500	501
5.500% due 05/25/2016		1,300	1,317
5.500% due 06/26/2017		600	625

EUROFIMA
6.250% due 12/28/2018	AUD	100	80
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		$1,800	1,797
3.000% due 06/12/2017		3,200	3,232
4.207% due 04/15/2016		4,650	4,688
GE Capital International Funding Co.
0.964% due 04/15/2016		15,249	15,256
General Motors Financial Co., Inc.
2.750% due 05/15/2016		6,700	6,720
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	9,000	9,803
4.250% due 01/18/2017		2,700	3,065
Goldman Sachs Group, Inc.
1.476% due 04/23/2020		$3,000	3,008
5.375% due 03/15/2020		4,400	4,838
7.500% due 02/15/2019		7,700	8,818
HBOS PLC
6.750% due 05/21/2018		3,700	4,045
HSBC Holdings PLC
4.250% due 08/18/2025		2,900	2,884
6.375% due 09/17/2024 (e)		200	198
HSBC USA, Inc.
1.114% due 08/07/2018		1,300	1,300
Intesa Sanpaolo SpA
3.125% due 01/15/2016		3,400	3,402
JPMorgan Chase & Co.
0.870% due 04/25/2018		23,300	23,150
0.882% due 02/15/2017		700	700
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	600	462
LeasePlan Corp. NV
2.500% due 05/16/2018		$7,500	7,391
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	2,300	3,560
Metropolitan Life Global Funding
0.851% due 07/15/2016		$1,400	1,402
Morgan Stanley
1.600% due 04/25/2018		700	708
5.500% due 01/26/2020		3,500	3,857
5.950% due 12/28/2017		1,000	1,076
6.625% due 04/01/2018		2,500	2,743
Navient Corp.
8.450% due 06/15/2018		1,700	1,794
Novo Banco S.A.
5.000% due 04/04/2019	EUR	500	473
5.000% due 05/14/2019		717	683
Rabobank Group
0.653% due 04/28/2017		$7,500	7,494
RCI Banque S.A.
4.600% due 04/12/2016		4,500	4,539
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		500	522
8.000% due 08/10/2025 (e)		400	424
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		18,900	18,703
SL Green Realty Corp.
4.500% due 12/01/2022		2,600	2,637
Stadshypotek AB
1.250% due 05/23/2018		17,900	17,655
Standard Chartered PLC
3.200% due 05/12/2016		2,800	2,820
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		2,400	2,471
Swedbank Hypotek AB
1.375% due 03/28/2018		6,100	6,044
Toronto-Dominion Bank
2.125% due 07/02/2019		7,100	7,099
UBS AG
1.303% due 03/26/2018		9,800	9,787
5.125% due 05/15/2024		1,800	1,823
7.625% due 08/17/2022		6,300	7,191
Volkswagen Bank GmbH
0.306% due 11/27/2017	EUR	900	942
Vonovia Finance BV
3.200% due 10/02/2017		$100	101
Wells Fargo & Co.
0.902% due 09/14/2018		11,800	11,717

			369,015

INDUSTRIALS 7.7%
AbbVie, Inc.
1.800% due 05/14/2018		1,000	996

2.500% due 05/14/2020		400	396
3.200% due 11/06/2022		100	99
3.600% due 05/14/2025		400	396
4.500% due 05/14/2035		200	196
4.700% due 05/14/2045		200	196
Actavis Funding SCS
1.757% due 03/12/2020		2,300	2,311
4.550% due 03/15/2035		2,300	2,243
ADT Corp.
4.875% due 07/15/2042		4,600	3,312
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		6,000	5,055
Amgen, Inc.
0.978% due 05/22/2019		4,000	3,962
2.200% due 05/22/2019		9,900	9,897
California Resources Corp.
5.000% due 01/15/2020		1,149	415
8.000% due 12/15/2022		3,080	1,629
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		7,800	7,010
CCO Safari LLC
3.579% due 07/23/2020		300	299
4.464% due 07/23/2022		600	599
4.908% due 07/23/2025		1,100	1,101
6.384% due 10/23/2035		200	202
6.484% due 10/23/2045		500	501
6.834% due 10/23/2055		100	99
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		5,800	6,206
CNPC General Capital Ltd.
1.262% due 05/14/2017		3,500	3,495
2.750% due 05/14/2019		1,200	1,200
CVS Health Corp.
1.900% due 07/20/2018		1,000	1,000
2.800% due 07/20/2020		400	402
3.500% due 07/20/2022		100	102
3.875% due 07/20/2025		1,200	1,227
4.875% due 07/20/2035		400	414
5.125% due 07/20/2045		500	529
HCA, Inc.
4.750% due 05/01/2023		7,200	7,146
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	10,300	10,410
Nissan Motor Acceptance Corp.
0.972% due 03/03/2017		$1,200	1,197
1.950% due 09/12/2017		5,900	5,912
QUALCOMM, Inc.
4.650% due 05/20/2035		400	371
4.800% due 05/20/2045		600	535
Reynolds American, Inc.
2.300% due 06/12/2018		100	101
3.250% due 06/12/2020		100	102
4.000% due 06/12/2022		100	104
4.450% due 06/12/2025		400	419
Roche Holdings, Inc.
0.943% due 09/30/2019		3,500	3,466
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016		3,100	3,172
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		5,149	5,696
UnitedHealth Group, Inc.
4.750% due 07/15/2045		1,300	1,371
WestRock RKT Co.
4.900% due 03/01/2022		4,100	4,354
Wynn Macau Ltd.
5.250% due 10/15/2021		9,900	8,761
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		3,100	3,020

			111,626

UTILITIES 4.1%
AES Corp.
3.414% due 06/01/2019		6,500	5,980
AT&T, Inc.
1.533% due 06/30/2020		1,100	1,093
2.450% due 06/30/2020		300	296
3.000% due 06/30/2022		1,400	1,364
3.400% due 05/15/2025		700	674
4.500% due 05/15/2035		200	186
4.750% due 05/15/2046		200	184
BellSouth Corp.
4.821% due 04/26/2021		8,900	9,006
Korea Hydro & Nuclear Power Co. Ltd.
1.158% due 05/22/2017		1,800	1,799

Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		2,952	1,092
Orange S.A.
8.000% due 12/20/2017	GBP	100	165
Petrobras Global Finance BV
2.750% due 01/15/2018	EUR	500	445
2.886% due 03/17/2017		$9,200	8,452
3.250% due 03/17/2017		1,100	1,020
3.406% due 03/17/2020		400	285
4.375% due 05/20/2023		100	66
5.375% due 01/27/2021		200	150
6.250% due 12/14/2026	GBP	300	289
6.850% due 06/05/2049		$1,200	783
Sprint Communications, Inc.
8.375% due 08/15/2017		13,645	13,509
Verizon Communications, Inc.
2.252% due 09/14/2018		10,300	10,553
3.650% due 09/14/2018		200	209
4.522% due 09/15/2048		1,883	1,691
4.672% due 03/15/2055		475	414
6.400% due 09/15/2033		144	165

			59,870

Total Corporate Bonds & Notes (Cost $570,813)			540,511

MUNICIPAL BONDS & NOTES 0.5%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		600	635
7.750% due 01/01/2042		1,000	1,013

			1,648

RHODE ISLAND 0.1%
Rhode Island Student Loan Authority Revenue Bonds, Series 2014
0.944% due 10/02/2028		1,578	1,546

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		3,825	3,316

Total Municipal Bonds & Notes (Cost $6,406)			6,510

U.S. GOVERNMENT AGENCIES 9.8%
Fannie Mae
0.482% due 07/25/2037		1,346	1,265
3.500% due 07/01/2021 - 04/01/2029		2,127	2,231
5.480% due 07/01/2018		100	104
Fannie Mae, TBA
3.500% due 01/01/2031		50,000	52,359
4.000% due 01/01/2046		28,500	30,153
4.500% due 01/01/2046		18,000	19,437
Freddie Mac
0.731% due 11/15/2043		28,566	28,645
Ginnie Mae
3.500% due 02/15/2045 - 06/15/2045		3,628	3,778
Ginnie Mae, TBA
4.000% due 01/01/2046		4,000	4,242

Total U.S. Government Agencies (Cost $142,152)			142,214

U.S. TREASURY OBLIGATIONS 52.4%
U.S. Treasury Bonds
2.000% due 08/15/2025 (h)		3,200	3,120
2.125% due 05/15/2025 (h)(l)		87,600	86,462
2.250% due 11/15/2024 (h)(j)(l)		15,700	15,693
2.500% due 05/15/2024 (l)		500	511
2.500% due 02/15/2045 (h)		8,340	7,470
2.875% due 08/15/2045		500	485
3.000% due 11/15/2044 (h)		2,250	2,238
3.000% due 05/15/2045 (h)		16,250	16,149
3.125% due 08/15/2044 (h)(l)		21,500	21,936
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (j)(l)		109,989	106,630
0.125% due 01/15/2023 (j)(l)		16,381	15,703
0.125% due 07/15/2024 (l)		1,402	1,331
0.250% due 01/15/2025 (j)(l)		34,323	32,738
0.750% due 02/15/2045 (l)		9,089	7,911
U.S. Treasury Notes
1.375% due 08/31/2020 (h)(l)		244,400	240,569
1.875% due 11/30/2021 (j)(l)		2,700	2,690
1.875% due 08/31/2022 (h)(j)(l)		113,000	111,719

1.875% due 10/31/2022		29,300	28,933
2.000% due 07/31/2022 (h)(j)(l)		29,300	29,227
2.250% due 11/15/2025 (h)		24,700	24,647

Total U.S. Treasury Obligations (Cost $763,956)			756,162

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047		4,756	4,813
BCAP LLC Trust
0.632% due 05/25/2047		370	278
5.250% due 04/26/2037		2,810	2,592
Bear Stearns Adjustable Rate Mortgage Trust
2.894% due 02/25/2034		340	333
Bear Stearns ALT-A Trust
2.608% due 01/25/2036		488	423
Berica ABS SRL
0.168% due 12/31/2055	EUR	9,176	9,881
Citigroup Commercial Mortgage Trust
1.081% due 06/15/2033		$18,300	18,135
2.174% due 09/10/2045 (a)		20,951	1,704
Citigroup Mortgage Loan Trust, Inc.
2.730% due 10/25/2035		114	113
Claris SRL
0.354% due 10/31/2060	EUR	10,880	11,651
Countrywide Alternative Loan Trust
0.822% due 08/25/2035		$2,471	1,697
2.307% due 10/20/2035		2,326	2,082
Countrywide Home Loan Mortgage Pass-Through Trust
2.629% due 02/20/2036		2,332	2,011
Downey Savings & Loan Association Mortgage Loan Trust
2.547% due 07/19/2044		46	46
Extended Stay America Trust
2.958% due 12/05/2031		300	301
GP Portfolio Trust
1.281% due 02/15/2027		79	79
Granite Mortgages PLC
1.297% due 07/20/2043		512	513
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		8,186	8,375
GSR Mortgage Loan Trust
2.869% due 01/25/2036 ^		2,281	2,134
HarborView Mortgage Loan Trust
0.552% due 01/25/2047		571	434
2.789% due 07/19/2035 ^		848	719
HomeBanc Mortgage Trust
0.692% due 10/25/2035		483	450
IndyMac Mortgage Loan Trust
0.632% due 05/25/2046		1,418	1,172
0.662% due 04/25/2035		1,935	1,738
JPMorgan Mortgage Trust
6.000% due 06/25/2037		2,439	2,110
Leo-Mesdag BV
0.271% due 08/29/2019	EUR	7,667	8,207
Maxis Loans Securitisation
3.810% due 09/12/2041	AUD	36	26
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.771% due 12/15/2030		$126	121
Merrill Lynch Alternative Note Asset Trust
0.532% due 03/25/2037		19,377	8,946
0.622% due 03/25/2037		18,908	10,140
Merrill Lynch Mortgage Investors Trust
0.672% due 11/25/2035		1,899	1,804
2.186% due 04/25/2035		1,230	1,199
Merrill Lynch Mortgage-Backed Securities Trust
3.040% due 04/25/2037 ^		472	403
Prime Mortgage Trust
0.822% due 02/25/2034		55	52
RBSSP Resecuritization Trust
0.461% due 06/27/2036		1,300	1,066
Residential Asset Securitization Trust
5.500% due 08/25/2034		748	782
RMAC PLC
0.005% due 06/12/2037	EUR	1,835	1,835
Royal Bank of Scotland Capital Funding Trust
5.420% due 01/16/2049		$868	882
6.044% due 12/16/2049		629	645
Structured Asset Mortgage Investments Trust
0.632% due 04/25/2036		136	98
Thornburg Mortgage Securities Trust
2.084% due 06/25/2047 ^		4,304	3,850
WaMu Mortgage Pass-Through Certificates Trust
0.732% due 01/25/2045		178	169
Washington Mutual Mortgage Pass-Through Certificates Trust
1.007% due 02/25/2047 ^		9,487	6,871
2.193% due 02/25/2033		2	2

Wells Fargo Commercial Mortgage Trust
1.361% due 02/15/2027		14,900	14,790
Wells Fargo Mortgage-Backed Securities Trust
5.788% due 04/25/2036		469	455

Total Non-Agency Mortgage-Backed Securities (Cost $146,765)			136,127

ASSET-BACKED SECURITIES 16.1%
Aimco CLO
0.620% due 08/20/2020		829	825
Alba SPV SRL
1.449% due 04/20/2040	EUR	1,086	1,182
Ally Auto Receivables Trust
0.480% due 02/15/2017		$517	517
Ameriquest Mortgage Securities Trust
0.662% due 10/25/2036		11,983	4,877
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.337% due 01/25/2035		2,616	2,154
Argent Securities Trust
0.612% due 03/25/2036		3,511	2,308
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.802% due 02/25/2036		2,045	1,397
Asset-Backed Funding Certificates Trust
0.582% due 01/25/2037		18,411	11,436
Bear Stearns Asset-Backed Securities Trust
0.532% due 02/25/2037		1,644	1,560
1.372% due 10/25/2037		3,903	3,232
Cadogan Square CLO BV
0.279% due 01/17/2023	EUR	62	67
Carlyle Global Market Strategies CLO Ltd.
1.547% due 04/20/2022		$7,400	7,365
CIFC Funding Ltd.
1.802% due 12/05/2024		9,000	8,966
Citigroup Mortgage Loan Trust, Inc.
0.582% due 12/25/2036		2,556	1,601
0.682% due 03/25/2037		883	689
COA Summit CLO Ltd.
1.667% due 04/20/2023		194	193
Countrywide Asset-Backed Certificates
0.562% due 05/25/2035		1,363	1,143
0.562% due 06/25/2035		3,827	2,957
0.562% due 05/25/2037		8,731	7,257
0.562% due 08/25/2037		1,342	1,051
0.562% due 06/25/2047 ^		530	411
0.602% due 11/25/2047 ^		6,525	5,681
0.622% due 06/25/2047		1,745	1,274
0.652% due 05/25/2037		6,000	3,723
0.862% due 04/25/2036		7,000	5,757
0.912% due 02/25/2036		6,000	4,932
2.222% due 12/25/2033		1,241	1,162
Countrywide Asset-Backed Certificates Trust
0.682% due 09/25/2046		3,200	2,129
EFS Volunteer LLC
1.022% due 10/25/2021		199	199
Eurocredit CDO PLC
0.234% due 04/17/2023	EUR	113	122
First Franklin Mortgage Loan Trust
0.902% due 12/25/2035		$470	447
Ford Credit Auto Owner Trust
0.470% due 03/15/2017		283	283
Fortress Credit Investments Ltd.
1.565% due 07/17/2023		2,917	2,917
Fremont Home Loan Trust
0.572% due 10/25/2036		10,182	5,306
Gallatin CLO Ltd.
1.591% due 07/15/2023		2,936	2,918
GE-WMC Asset-Backed Pass-Through Certificates
0.672% due 12/25/2035		5,049	4,657
Golden Knight CDO Ltd.
0.561% due 04/15/2019		340	339
GSAMP Trust
1.072% due 04/25/2035 ^		5,000	4,100
2.072% due 10/25/2034		408	382
Harbourmaster CLO BV
0.881% due 02/06/2024	EUR	1,344	1,461
Hewett’s Island CLO Ltd.
0.756% due 11/12/2019		$457	453
HSI Asset Securitization Corp. Trust
0.752% due 02/25/2036		2,600	1,973
JPMorgan Mortgage Acquisition Trust
0.682% due 05/25/2037		3,200	2,575
LCM LP
1.575% due 10/19/2022		14,500	14,407
1.581% due 04/15/2022		9,631	9,614

Long Beach Mortgage Loan Trust
0.582% due 08/25/2036		2,653	1,203
MASTR Asset-Backed Securities Trust
0.662% due 08/25/2036		2,720	1,333
0.882% due 06/25/2035		506	470
Morgan Stanley ABS Capital, Inc. Trust
0.502% due 09/25/2036		99	54
0.552% due 10/25/2036		409	316
0.652% due 09/25/2036		6,592	3,715
2.222% due 03/25/2034		2,406	2,245
Motor PLC
0.902% due 08/25/2021		7,286	7,282
Nissan Auto Lease Trust
0.480% due 09/15/2016		1,459	1,458
NovaStar Mortgage Funding Trust
0.592% due 11/25/2036		4,935	2,351
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		4,492	4,489
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,295
Panther CDO BV
0.304% due 03/20/2084	EUR	2,018	2,118
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.412% due 09/25/2034		$977	927
1.472% due 10/25/2034		5,200	4,459
Popular ABS Mortgage Pass-Through Trust
0.672% due 06/25/2047 ^		2,300	2,017
Race Point CLO Ltd.
1.637% due 12/15/2022		471	468
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		6,391	3,386
Residential Asset Mortgage Products Trust
0.441% due 12/25/2035		3,126	2,419
1.121% due 08/25/2034		1,871	1,802
2.072% due 11/25/2034		321	304
Residential Asset Securities Corp. Trust
0.572% due 08/25/2036		887	826
0.662% due 11/25/2036		8,400	5,439
0.842% due 10/25/2035		4,700	4,187
Securitized Asset-Backed Receivables LLC Trust
0.512% due 07/25/2036		4,817	2,357
0.672% due 05/25/2036		1,651	952
0.692% due 03/25/2036		610	496
SLM Private Education Loan Trust
1.381% due 06/15/2023		879	879
Soundview Home Loan Trust
0.582% due 11/25/2036		486	416
Specialty Underwriting & Residential Finance Trust
1.397% due 12/25/2035		1,545	1,386
Stone Tower CLO Ltd.
0.535% due 04/17/2021		1,833	1,821
Structured Asset Investment Loan Trust
0.552% due 07/25/2036		3,604	2,548
0.842% due 11/25/2035		6,000	4,367
Structured Asset Securities Corp. Trust
0.882% due 09/25/2035		3,000	2,282
Symphony CLO Ltd.
1.586% due 07/23/2023		8,800	8,786
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		1,250	1,250
Voya CLO Ltd.
0.549% due 08/01/2020		2,123	2,126
0.567% due 12/13/2020		1,476	1,471
Wachovia Mortgage Loan Trust
1.112% due 10/25/2035		5,509	4,215

Total Asset-Backed Securities (Cost $234,683)			232,914

SOVEREIGN ISSUES 5.9%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	164,190	37,223
0.000% due 01/01/2017 (c)		7,060	1,542
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		22,300	4,501
10.000% due 01/01/2025		102,300	18,501
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$8,000	8,493
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	200	145
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	500	390
Mexico Government International Bond
4.750% due 06/14/2018	MXN	75,300	4,396
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	1,900	1,900

Spain Government International Bond
4.400% due 10/31/2023		2,100	2,789
5.150% due 10/31/2044		3,200	4,940

Total Sovereign Issues (Cost $100,284)			84,820

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
GMAC Capital Trust
8.125% due 02/15/2040		7,000	177

Total Preferred Securities (Cost $188)			177

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 23.5%
CERTIFICATES OF DEPOSIT 0.5%
Credit Suisse AG
0.698% due 01/28/2016		$500	500
Intesa Sanpaolo SpA
1.701% due 04/11/2016		7,100	7,106

			7,606

COMMERCIAL PAPER 3.9%
Comcast Corp.
0.560% due 01/05/2016		2,900	2,900
Deutsche Telekom AG
0.810% due 01/12/2016		7,000	6,999
Duke Energy Corp.
0.650% due 01/08/2016		5,600	5,599
0.720% due 01/13/2016		400	400
ENI Finance USA, Inc.
0.750% due 01/21/2016		2,000	2,000
Entergy Corp.
0.960% due 01/11/2016		2,600	2,600
Enterprise Products Operating LLC
0.550% due 01/26/2016		8,200	8,197
Hitachi Capital America Corp.
0.950% due 01/07/2016		4,800	4,800
Plains All American Pipeline LP
0.650% due 01/05/2016		11,000	10,999
Thomson Reuters Corp.
0.700% due 01/13/2016		11,400	11,398

			55,892

REPURCHASE AGREEMENTS (g) 6.0%			86,443

JAPAN TREASURY BILLS 12.5%
(0.050%) due 02/22/2016 - 03/07/2016 (b)	JPY	21,640,000	180,047

U.S. TREASURY BILLS 0.6%
0.403% due 01/07/2016 - 06/30/2016 (b)(h)(l)		$8,845	8,832

Total Short-Term Instruments (Cost $334,723)			338,820

Total Investments in Securities (Cost $2,311,907)			2,250,123

	SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III		4,733,552	46,739

Total Short-Term Instruments (Cost $46,894)	46,739

Total Investments in Affiliates (Cost $46,894)	46,739

Total Investments 159.0% (Cost $2,358,801)	$2,296,862
Financial Derivative Instruments (i)(k) (6.1%) (Cost or Premiums, net $(8,482))	(88,336)
Other Assets and Liabilities, net (52.9%)	(764,256)

Net Assets 100.0%	$1,444,270

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,901	0.34%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.400%	12/28/2015	01/04/2016	$85,938	U.S. Treasury Notes 2.375% due 08/15/2024	$(85,790)	$85,938	$85,945
SSB	0.010	12/31/2015	01/04/2016	505	Fannie Mae 2.170% due 10/17/2022	(516)	505	505

Total Repurchase Agreements						$(86,306)	$86,443	$86,450

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	(0.200%)	11/23/2015	01/04/2016	$(24,700)	$(24,694)
	0.220	11/18/2015	01/15/2016	(3,208)	(3,209)
SCX	0.380	11/24/2015	01/13/2016	(3,980)	(3,982)
	0.400	11/24/2015	01/19/2016	(995)	(995)
	0.410	10/22/2015	01/22/2016	(10,326)	(10,335)
	0.410	11/24/2015	01/21/2016	(15,124)	(15,131)
	0.410	11/24/2015	01/25/2016	(1,791)	(1,792)
	0.440	11/23/2015	01/21/2016	(53,997)	(54,024)
	0.440	11/25/2015	03/04/2016	(12,469)	(12,475)
	0.440	12/09/2015	01/21/2016	(32,992)	(33,002)
	0.470	11/25/2015	02/09/2016	(2,194)	(2,196)
	0.470	12/09/2015	02/09/2016	(2,151)	(2,152)
	0.530	11/13/2015	02/12/2016	(33,351)	(33,376)
	0.550	11/16/2015	02/16/2016	(3,465)	(3,468)
	0.550	12/03/2015	02/03/2016	(7,243)	(7,247)
	0.560	11/19/2015	01/19/2016	(55,277)	(55,317)
	0.560	12/03/2015	02/03/2016	(25,475)	(25,487)
	0.560	12/04/2015	02/04/2016	(15,010)	(15,017)
	0.570	11/20/2015	01/21/2016	(6,692)	(6,696)
	0.580	12/04/2015	02/04/2016	(706)	(707)
	0.580	12/09/2015	02/04/2016	(10,726)	(10,731)
	0.580	12/11/2015	02/11/2016	(7,444)	(7,447)
	0.590	11/25/2015	01/25/2016	(604)	(605)
	0.600	12/02/2015	01/13/2016	(75,128)	(75,169)
	0.600	12/07/2015	01/19/2016	(10,777)	(10,782)

Total Reverse Repurchase Agreements					$(416,036)

(2)	As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(161,560) at a weighted average interest rate of 0.264%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA *	3.000%	01/01/2046	$4,700	$(4,670)	$(4,699)
Fannie Mae, TBA *	3.500	02/01/2046	82,200	(84,661)	(84,611)
Fannie Mae, TBA *	4.000	01/01/2046	38,500	(40,745)	(40,733)
Fannie Mae, TBA *	4.000	02/01/2046	82,500	(87,052)	(87,123)
Fannie Mae, TBA *	4.500	01/01/2046	68,700	(74,013)	(74,185)
Fannie Mae, TBA *	4.500	02/01/2046	18,000	(19,406)	(19,408)
U.S. Treasury Bonds	2.375	08/15/2024	84,150	(86,017)	(85,273)

Total Short Sales				$(396,564)	$(396,032)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.
(3)	Payable for short sales includes $239 of accrued interest.

(h)	Securities with an aggregate market value of $415,838 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March Futures	$105.500	02/19/2016	200	$3	$3
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/19/2016	1,378	12	10
Call - CBOT U.S. Treasury 5-Year Note March Futures	127.000	02/19/2016	1,200	11	10
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/19/2016	1,751	15	27
Call - CBOT U.S. Treasury 10-Year Note March Futures	144.000	02/19/2016	500	4	8

				$45	$58

Total Purchased Options				$45	$58

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,625	$(3,468)	$0	$(61)
90-Day Eurodollar June Futures	Long	06/2016	1,229	2,072	31	0
90-Day Eurodollar June Futures	Short	06/2017	3,662	(9,744)	0	(137)
90-Day Eurodollar March Futures	Long	03/2016	731	1,146	18	0
90-Day Eurodollar September Futures	Short	09/2016	8	(4)	0	0
90-Day Eurodollar September Futures	Short	09/2017	1,487	(4,371)	0	(74)
Australia Government 10-Year Bond March Futures	Long	03/2016	24	9	0	(23)
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	315	98	0	0
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	234	66	0	0
Euro-Bobl March Futures	Long	03/2016	381	58	17	0
Euro-Bund 10-Year Bond March Futures	Long	03/2016	371	(487)	16	0
Put Options Strike @ EUR 125.250 on Euro-Bobl 10-Year Bond March Futures	Long	02/2016	381	0	0	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	66	26	1	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	249	96	8	0
U.S. Treasury 2-Year Note March Futures	Long	03/2016	282	(96)	13	0
U.S. Treasury 5-Year Note March Futures	Short	03/2016	452	180	0	(64)
U.S. Treasury 10-Year Note March Futures	Long	03/2016	663	(152)	197	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	72	49	72	0
United Kingdom Long Gilt March Futures	Long	03/2016	325	(189)	158	(355)

Total Futures Contracts				$(14,711)	$531	$(714)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$18,909	$744	$(243)	$18	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	46,100	644	(66)	77	0

				$1,388	$(309)	$95	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017		$1,316,500	$(301)	$(357)	$0	$(201)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		703,200	(7,586)	(4,408)	0	(333)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		70,300	(1,189)	(865)	0	(73)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		3,600	(53)	(69)	0	(7)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		71,900	977	(579)	112	0
Receive	3-Month USD-LIBOR	1.934	09/01/2022		72,400	(436)	(436)	0	(161)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		117,500	(2,406)	(1,624)	0	(337)
Pay	3-Month USD-LIBOR	2.250	07/28/2025		55,200	818	1,370	183	0
Receive	3-Month USD-LIBOR	2.330	08/19/2025		21,000	(436)	(360)	0	(70)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		120,400	(1,192)	488	0	(421)
Receive	3-Month USD-LIBOR	2.150	12/03/2025		9,800	39	145	0	(34)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		13,600	(418)	(523)	0	(56)
Pay	3-Month USD-LIBOR	2.500	12/16/2025		14,200	388	0	52	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		111,250	(2,248)	(2,984)	0	(941)
Pay	3-Month USD-LIBOR	2.810	09/14/2046		7,000	121	121	59	0
Pay	6-Month EUR-EURIBOR	1.000	03/16/2026	EUR	3,300	(15)	(14)	0	(3)
Receive	6-Month GBP-LIBOR	1.750	12/17/2016	GBP	257,800	(3,518)	(3,788)	1	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		55,700	(1,657)	(870)	167	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		13,700	68	29	72	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		4,700	(138)	250	51	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	142,500	(42)	91	12	0
Pay	28-Day MXN-TIIE	5.640	06/04/2021		93,100	(2)	(2)	7	0
Pay	28-Day MXN-TIIE	6.075	09/21/2021		900	1	1	0	0
Pay	28-Day MXN-TIIE	5.680	11/09/2021		93,700	(18)	(18)	9	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		82,200	(84)	(51)	7	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		82,200	21	21	11	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		35,100	14	14	2	0

						$(19,292)	$(14,418)	$745	$(2,637)

Total Swap Agreements						$(17,904)	$(14,727)	$840	$(2,637)

(j)	Securities with an aggregate market value of $28,733 and cash of $10,582 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	4,564		$1,144	$0	$(9)
	01/2016	JPY	10,259,107		83,611	0	(1,742)
	01/2016		$1,169	BRL	4,564	0	(15)
	02/2016	HKD	892		$115	0	0
	02/2016		$1,133	BRL	4,564	9	0
	02/2016		7,214	GBP	4,755	0	(203)
	02/2016		161	TWD	5,293	0	(1)
	03/2016	JPY	6,400,000		$52,215	0	(1,099)
	05/2016	BRL	47,229		13,467	1,993	0
	05/2016	ZAR	28,159		1,903	126	0
BPS	01/2016	BRL	5,033		1,289	17	0
	01/2016		$1,288	BRL	5,033	0	(16)
	02/2016	JPY	4,010,000		$32,732	0	(664)
	03/2016		1,990,000		16,227	0	(350)
	08/2016	CNH	58,891		8,900	147	0
BRC	01/2016		$4,290	KRW	4,864,002	0	(153)
CBK	01/2016		3,618	CNH	23,870	2	0
	01/2016		7,229	JPY	891,400	187	0
	02/2016	AUD	4,958		$3,623	17	0
	02/2016	CAD	1,243		906	7	0
	02/2016	JPY	2,730,000		22,245	0	(494)
	02/2016		$25,076	AUD	35,695	888	0
	02/2016		29,981	EUR	27,354	15	(242)
	02/2016		1,206	GBP	808	0	(15)
	02/2016		514	INR	34,779	7	0
	03/2016	MXN	9,454		$542	0	(4)
	10/2016	BRL	56,960		13,649	501	0
DUB	01/2016		120,622		30,796	307	0
	01/2016		$31,355	BRL	120,622	0	(866)
	02/2016		25,865		102,348	0	(249)
	02/2016		328	ILS	1,271	0	(1)
	01/2017	BRL	7,060		$1,674	84	0
FBF	01/2016		6,981		1,788	23	0
	01/2016		$1,826	BRL	6,981	0	(61)
	01/2016		17,468	KRW	19,857,128	0	(581)
GLM	01/2016		14,138	CNH	91,862	0	(207)
	02/2016		1,092	EUR	1,002	0	(2)
	03/2016	MXN	75,827		$4,422	44	0
	05/2016		$72	HUF	21,087	1	0
	07/2016	BRL	69,622		$19,429	2,845	0
	10/2016		28,950		7,102	419	0
HUS	01/2016	INR	34,639		516	0	(6)
	01/2016		$10,569	CNH	69,175	0	(78)
	01/2016		2,119	CNY	13,684	0	(28)
	02/2016		2,356	TWD	77,840	3	0
	08/2016	CNH	89,296		$13,499	227	0
	01/2021	BRL	2,330		359	22	0
JPM	01/2016		2,260		579	8	0
	01/2016	CAD	9,012		6,763	250	0
	01/2016	KRW	39,715,288		33,766	0	(9)
	01/2016		$579	BRL	2,260	0	(8)
	01/2016		10,360	JPY	1,272,800	229	0
	01/2016		8,929	KRW	10,187,989	0	(265)
	02/2016	CHF	3,411		$3,402	0	(9)
	02/2016	EUR	151,370		162,740	0	(1,911)
	02/2016	GBP	2,966		4,501	129	0
	02/2016	JPY	2,020,000		16,477	0	(346)
	02/2016		$13,056	EUR	12,309	333	0
	02/2016		62,217	JPY	7,656,037	1,530	0
	05/2016	BRL	64,548		$18,312	2,630	0
	10/2016		58,950		14,086	479	0
MSB	01/2016		57,298		14,674	191	0
	01/2016	GBP	8,102		12,215	271	0
	01/2016		$15,167	BRL	57,298	0	(684)
	01/2016		3,918	CNH	25,561	0	(42)
	01/2016		67,640	JPY	8,189,907	498	0
	01/2016		162	RUB	11,453	0	(5)
	02/2016	JPY	12,679,907		$104,236	0	(1,336)
	02/2016		$5,283	CAD	7,016	0	(212)
	04/2016	RUB	11,453		$158	5	0
	05/2016	BRL	15,859		4,501	648	0
	10/2016		19,330		4,735	273	0
NGF	01/2016		$4,290	KRW	4,865,933	0	(152)
SCX	01/2016	CNH	251,351		$38,288	170	0
	01/2016	JPY	95,000		785	0	(5)
	01/2016		$663	TRY	1,958	5	0
	02/2016	AUD	32,080		$23,028	0	(306)
	02/2016	TWD	553,353		17,016	247	0
	02/2016		$2,841	EUR	2,680	75	0
	08/2016	CNH	44,010		$6,650	109	0
	10/2016		$16,515	CNH	109,378	0	(329)
SOG	01/2016	RUB	11,453		$174	17	0
	08/2016	CNH	15,869		2,400	42	0
UAG	08/2016		12,896		1,951	34	0
	10/2016		643,137		98,482	3,310	0

Total Forward Foreign Currency Contracts						$19,374	$(12,705)

Purchased Options:

Foreign Currency Barrier Options

Counterparty	Description	Barrier Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD D&O @ 1.100	$1.045	04/21/2016	EUR	34,700	$57	$115

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.050	01/08/2016	EUR	12,200	$118	$0
BPS	Put - OTC EUR versus USD		1.040	01/04/2016		25,446	187	0
	Put - OTC EUR versus USD		1.050	01/08/2016		12,100	120	0
	Put - OTC USD versus CNH	CNH	6.434	08/17/2016		$8,900	57	46
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		13,300	76	73
	Put - OTC USD versus CNH		6.442	08/17/2016		8,800	46	48
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		16,653	450	509
	Call - OTC USD versus CNH		7.400	02/02/2016		16,653	99	2
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		2,400	13	13
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		16,654	350	290
	Call - OTC USD versus CNH		7.500	02/02/2016		16,654	91	1

							$1,607	$982

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$74,700	$143	$14
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	67,400	3,360	1,417
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	51,400	2,566	1,152
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	14,100	386	163
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	142,800	157	0
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	456,000	1,072	5
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	451,000	1,172	14
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	191,400	1,385	736

							$10,241	$3,501

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae 4.000% due 01/01/2046	$120.000	01/06/2016	$40,000	$2	$0
JPM	Call - OTC Fannie Mae 3.500% due 02/01/2046	122.000	02/04/2016	50,000	2	0
	Call - OTC Fannie Mae 3.500% due 02/01/2046	123.000	02/04/2016	80,000	3	0
	Call - OTC Fannie Mae 4.000% due 02/01/2046	125.000	02/04/2016	50,000	2	0

					$9	$0

Total Purchased Options					$11,914	$4,598

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$6,800	$(12)	$(6)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	22,300	(40)	(18)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	8,800	(15)	(14)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	3,200	(7)	(3)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	17,000	(10)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	17,000	(32)	(26)

						$(116)	$(67)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.103	01/08/2016	EUR	12,200	$(117)	$(9)
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$12,100	(663)	(887)
BPS	Put - OTC EUR versus USD		$1.010	01/04/2016	EUR	38,169	(87)	0
	Call - OTC EUR versus USD		1.102	01/08/2016		12,100	(120)	(10)
	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		$8,900	(110)	(111)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		3,138	(404)	(342)
	Put - OTC USD versus BRL		5.000	10/19/2017		3,138	(468)	(420)
FBF	Put - OTC USD versus BRL		3.800	01/27/2016		14,600	(215)	(108)
	Call - OTC USD versus BRL		5.000	10/19/2017		9,380	(1,189)	(1,023)
	Put - OTC USD versus BRL		5.000	10/19/2017		9,380	(1,415)	(1,256)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	6,000	(392)	(587)
	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		$13,300	(158)	(170)
	Call - OTC USD versus CNH		6.975	08/17/2016		8,800	(102)	(112)
JPM	Call - OTC EUR versus USD		$1.130	03/04/2016	EUR	15,000	(120)	(61)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$9,491	(305)	(484)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		33,307	(351)	(32)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	5,700	(405)	(558)
	Call - OTC USD versus CNH	CNH	6.976	08/17/2016		$2,400	(28)	(30)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		33,307	(305)	(18)

							$(6,954)	$(6,218)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$7,900	$(16)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	15,900	(143)	(50)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	55,900	(1,020)	(270)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	65,900	(1,360)	(290)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	94,100	(1,636)	(400)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	14,100	(389)	(252)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	448,100	(941)	(12)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	451,000	(947)	(34)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	282,900	(4,850)	(1,095)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	30,900	(349)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	43,500	(1,383)	(803)

							$(13,034)	$(3,206)

Total Written Options							$(20,104)	$(9,491)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	12/20/2019	1.866%		$1,800	$(41)	$(17)	$0	$(58)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	700	(4)	3	0	(1)
BPS	Volkswagen International Finance NV	1.000	12/20/2016	1.169		900	(12)	11	0	(1)
BRC	Brazil Government International Bond	1.000	12/20/2016	2.151		$300	(4)	1	0	(3)
CBK	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	400	(4)	3	0	(1)
DUB	Brazil Government International Bond	1.000	12/20/2016	2.151		$300	(4)	1	0	(3)
GST	Brazil Government International Bond	1.000	12/20/2016	2.151		1,600	(21)	4	0	(17)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	650	(8)	7	0	(1)
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		50	(1)	1	0	0
HUS	Brazil Government International Bond	1.000	12/20/2019	4.540		$2,800	(75)	(275)	0	(350)
	Indonesia Government International Bond	1.000	12/20/2019	1.866		5,600	(127)	(54)	0	(181)
	South Africa Government International Bond	1.000	12/20/2019	3.042		9,300	(348)	(342)	0	(690)
JPM	Brazil Government International Bond	1.000	12/20/2016	2.151		400	(5)	1	0	(4)
	China Government International Bond	1.000	12/20/2019	0.873		8,600	63	(18)	45	0
	Indonesia Government International Bond	1.000	12/20/2019	1.866		1,800	(41)	(17)	0	(58)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	250	(2)	1	0	(1)
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		200	(5)	4	0	(1)
MYC	Volkswagen International Finance NV	1.000	12/20/2016	1.169		300	(3)	2	0	(1)

							$(642)	$(684)	$45	$(1,371)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$1,900	$254	$(24)	$230	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	1,900	254	(25)	229	0

					$508	$(49)	$459	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	9,800	$(20)	$(267)	$0	$(287)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		25,300	31	(728)	0	(697)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		9,500	25	(254)	0	(229)
BPS	Pay	1-Year BRL-CDI	15.500	01/02/2018		210,500	22	(581)	0	(559)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		38,800	5	(1,143)	0	(1,138)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		31,800	3	(879)	0	(876)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		99,400	8	(2,544)	0	(2,536)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	420	0	22	22	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	13,600	(1)	(35)	0	(36)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		21,100	(4)	(504)	0	(508)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	4,507	(6)	44	38	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	800	0	0	0	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018		214,900	(131)	(439)	0	(570)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		10,600	2	(313)	0	(311)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		26,500	1	(677)	0	(676)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		26,400	10	(646)	0	(636)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	400	2	18	20	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	15,100	0	(40)	0	(40)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		89,300	95	(2,556)	0	(2,461)
	Pay	1-Year BRL-CDI	12.560	01/04/2021		43,600	(4)	(1,039)	0	(1,043)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		5,200	14	(139)	0	(125)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	7,520	0	72	72	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	82,000	0	(48)	0	(48)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		34,100	7	(98)	0	(91)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		57,100	21	(1,595)	0	(1,574)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		50,700	23	(1,245)	0	(1,222)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	23,800	(89)	(22)	0	(111)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		43,000	(3)	(4)	0	(7)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		41,100	(4)	(534)	0	(538)
HUS	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	39,400	(2)	(21)	0	(23)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		46,900	(103)	(1,272)	0	(1,375)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		34,600	17	(851)	0	(834)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,040	2	7	9	0
MYC	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	117,000	(180)	(4,312)	0	(4,492)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		96,700	56	(2,721)	0	(2,665)
							$(203)	$(25,344)	$161	$(25,708)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	RALVEIIT Index	1,453,346	1-Month USD-LIBOR plus a specified spread	04/15/2016	$148,605		$4,037	$4,037	$0
	Receive	RALVEIIT Index	6,130,755	1-Month USD-LIBOR plus a specified spread	05/13/2016	676,277		(32,533)	0	(32,533)
	Receive	RALVEIIT Index	5,910,873	1-Month USD-LIBOR plus a specified spread	06/30/2016	654,419		(33,847)	0	(33,847)
GST	Receive	RALVEIIT Index	204,090	1-Month USD-LIBOR plus a specified spread	03/15/2016	20,868		567	567	0

								$(61,776)	$4,604	$(66,380)

Total Swap Agreements							$(337)	$(87,853)	$5,269	$(93,459)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $85,326 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$11,868	$0	$11,868
Corporate Bonds & Notes
Banking & Finance	0	364,114	4,901	369,015
Industrials	0	111,626	0	111,626
Utilities	0	59,870	0	59,870
Municipal Bonds & Notes
Illinois	0	1,648	0	1,648
Rhode Island	0	1,546	0	1,546
West Virginia	0	3,316	0	3,316
U.S. Government Agencies	0	142,214	0	142,214
U.S. Treasury Obligations	0	756,162	0	756,162
Non-Agency Mortgage-Backed Securities	0	136,127	0	136,127
Asset-Backed Securities	0	232,914	0	232,914
Sovereign Issues	0	84,820	0	84,820
Preferred Securities
Banking & Finance	177	0	0	177
Short-Term Instruments
Certificates of Deposit	0	7,606	0	7,606
Commercial Paper	0	55,892	0	55,892
Repurchase Agreements	0	86,443	0	86,443
Japan Treasury Bills	0	180,047	0	180,047
U.S. Treasury Bills	0	8,832	0	8,832
	$177	$2,245,045	$4,901	$2,250,123
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	46,739	0	0	46,739

Total Investments	$46,916	$2,245,045	$4,901	$2,296,862

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(310,759)	0	(310,759)
U.S. Treasury Obligations	0	(85,273)	0	(85,273)
	$0	$(396,032)	$0	$(396,032)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	531	898	0	1,429
Over the counter	0	29,241	0	29,241
	$531	$30,139	$0	$30,670

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(714)	(2,637)	0	(3,351)
Over the counter	0	(115,655)	0	(115,655)

	$(714)	$(118,292)	$0	$(119,006)

Totals	$46,733	$1,760,860	$4,901	$1,812,494

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments PIMCO RAE Worldwide Fundamental Advantage PLUS Fund December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.4%
BANK LOAN OBLIGATIONS 3.8%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$1,150	$1,138
BMC Software Finance, Inc.
5.000% due 09/10/2020		13,371	11,174
Charter Communications Operating LLC
3.000% due 07/01/2020		5,451	5,353
Dell, Inc.
3.750% due 10/29/2018		3,435	3,429
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		2,373	2,369
HCA, Inc.
3.174% due 03/31/2017		4,233	4,232
MGM Resorts International
3.500% due 12/20/2019		1,940	1,919
OGX
TBD% - 13.000% due 04/10/2049		62	63
Phillips-Van Heusen Corp.
3.250% due 02/13/2020		640	644
Realogy Corp.
3.750% due 03/05/2020		2,621	2,608

Total Bank Loan Obligations (Cost $35,110)			32,929

CORPORATE BONDS & NOTES 23.0%
BANKING & FINANCE 11.8%
ABN AMRO Bank NV
4.750% due 07/28/2025		400	399
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		5,000	4,901
6.250% due 12/01/2017		500	526
American International Group, Inc.
4.125% due 02/15/2024		300	309
Aviation Loan Trust
2.622% due 12/15/2022		3,718	3,444
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	100	118
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$1,600	1,622
Bank of America Corp.
2.650% due 04/01/2019		1,500	1,504
4.125% due 01/22/2024		3,000	3,105
5.000% due 05/13/2021		300	328
5.650% due 05/01/2018		300	323
5.700% due 01/24/2022		100	113
6.875% due 04/25/2018		1,500	1,656
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (e)		4,000	3,925
Barclays Bank PLC
7.750% due 04/10/2023		200	214
10.179% due 06/12/2021		2,510	3,257
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	1,000	1,181
8.250% due 12/15/2018 (e)		$400	427
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		400	411
British Land Co. PLC
6.750% due 03/31/2020	GBP	400	679
Cantor Fitzgerald LP
7.875% due 10/15/2019		$1,700	1,869
Citigroup, Inc.
5.950% due 05/15/2025 (e)		1,400	1,349
Credit Agricole S.A.
1.047% due 06/12/2017		3,000	2,992
Credit Suisse AG
6.500% due 08/08/2023		1,400	1,512
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	581
Eksportfinans ASA
2.375% due 05/25/2016		4,000	4,005
5.500% due 05/25/2016		1,300	1,317
5.500% due 06/26/2017		500	521
Ford Motor Credit Co. LLC
0.982% due 09/08/2017		2,400	2,368
4.134% due 08/04/2025		600	599

General Motors Financial Co., Inc.
2.625% due 07/10/2017		1,600	1,605
2.750% due 05/15/2016		200	201
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	6,300	7,152
Goldman Sachs Group, Inc.
3.850% due 07/08/2024		$2,200	2,250
HBOS PLC
0.544% due 03/29/2016	EUR	300	326
1.152% due 09/06/2017		$400	398
6.750% due 05/21/2018		1,600	1,749
HSBC Finance Corp.
0.844% due 06/01/2016		100	100
HSBC Holdings PLC
4.250% due 08/18/2025		2,800	2,785
HSBC USA, Inc.
1.114% due 08/07/2018		1,000	1,000
International Lease Finance Corp.
6.750% due 09/01/2016		1,250	1,286
Intesa Sanpaolo SpA
3.125% due 01/15/2016		1,400	1,401
JPMorgan Chase & Co.
0.870% due 04/25/2018		2,700	2,683
KBC Bank NV
8.000% due 01/25/2023		600	656
LBG Capital PLC
15.000% due 12/21/2019	EUR	700	1,090
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$1,400	1,998
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		200	213
7.625% due 06/27/2023 (e)	GBP	1,600	2,476
Mizuho Bank Ltd.
1.053% due 09/25/2017		$700	696
Morgan Stanley
1.600% due 04/25/2018		2,700	2,730
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,500	1,595
Nationwide Building Society
3.900% due 07/21/2025		$400	413
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		500	503
Nykredit Realkredit A/S
4.000% due 06/03/2036	EUR	600	654
PHH Corp.
6.375% due 08/15/2021		$4,250	3,889
Rabobank Group
8.375% due 07/26/2016 (e)		900	929
8.400% due 06/29/2017 (e)		900	969
RCI Banque S.A.
3.500% due 04/03/2018		1,200	1,224
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		300	313
8.000% due 08/10/2025 (e)		400	424
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		3,400	3,365
SL Green Realty Corp.
4.500% due 12/01/2022		3,800	3,854
Standard Chartered PLC
3.950% due 01/11/2023		1,000	964
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	300	364
UBS AG
5.125% due 05/15/2024		$1,600	1,620
7.250% due 02/22/2022		200	209
UBS Group AG
5.750% due 02/19/2022 (e)	EUR	200	229
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		$500	496
4.125% due 09/24/2025		500	501
Volkswagen Bank GmbH
0.306% due 11/27/2017	EUR	700	733
Wells Fargo & Co.
2.600% due 07/22/2020		$900	899
Westpac Banking Corp.
1.850% due 11/26/2018		500	499

			102,996

INDUSTRIALS 7.3%
AbbVie, Inc.
1.800% due 05/14/2018		600	598
2.500% due 05/14/2020		300	297
3.200% due 11/06/2022		100	99
3.600% due 05/14/2025		300	297

4.500% due 05/14/2035		200	196
4.700% due 05/14/2045		200	196
Actavis Funding SCS
1.757% due 03/12/2020		1,500	1,507
3.450% due 03/15/2022		1,500	1,504
ADT Corp.
4.125% due 06/15/2023		1,200	1,128
6.250% due 10/15/2021 (g)		2,300	2,414
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		1,400	1,179
CCO Safari LLC
4.464% due 07/23/2022		100	100
4.908% due 07/23/2025		1,500	1,501
Cemex S.A.B. de C.V.
5.071% due 10/15/2018		1,800	1,764
5.875% due 03/25/2019		2,300	2,196
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		100	98
CNH Industrial Capital LLC
3.625% due 04/15/2018		4,500	4,453
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		384	399
CST Brands, Inc.
5.000% due 05/01/2023		1,500	1,492
CVS Health Corp.
2.800% due 07/20/2020		200	201
3.500% due 07/20/2022		100	102
3.875% due 07/20/2025		1,000	1,023
4.875% due 07/20/2035		300	311
5.125% due 07/20/2045		400	423
Dynegy, Inc.
6.750% due 11/01/2019		3,000	2,835
7.375% due 11/01/2022		1,950	1,706
ERAC USA Finance LLC
6.200% due 11/01/2016		1,000	1,037
First Quantum Minerals Ltd.
6.750% due 02/15/2020		988	642
7.000% due 02/15/2021		988	625
Freeport-McMoRan, Inc.
2.375% due 03/15/2018		2,500	1,962
HCA, Inc.
4.750% due 05/01/2023		1,000	993
6.500% due 02/15/2020		2,600	2,839
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	9,800	9,905
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		$400	431
Masco Corp.
6.125% due 10/03/2016		2,000	2,065
NXP BV
3.500% due 09/15/2016		2,000	2,005
QUALCOMM, Inc.
4.650% due 05/20/2035		300	279
4.800% due 05/20/2045		400	356
Reynolds American, Inc.
2.300% due 06/12/2018		100	101
4.450% due 06/12/2025		200	210
Sensata Technologies BV
4.875% due 10/15/2023		3,250	3,173
Tenet Healthcare Corp.
6.000% due 10/01/2020		1,200	1,269
Times Square Hotel Trust
8.528% due 08/01/2026		3,043	3,685
Trionista Holdco GmbH
5.000% due 04/30/2020	EUR	400	449
UnitedHealth Group, Inc.
4.750% due 07/15/2045		$600	633
VeriSign, Inc.
4.625% due 05/01/2023		1,200	1,168
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		2,200	2,175

			64,021

UTILITIES 3.9%
AES Corp.
3.414% due 06/01/2019		1,700	1,564
AT&T, Inc.
1.533% due 06/30/2020		800	795
2.450% due 06/30/2020		200	197
3.000% due 06/30/2022		1,000	974
3.400% due 05/15/2025		500	482
4.500% due 05/15/2035		100	93
4.750% due 05/15/2046		300	276

BP Capital Markets PLC
4.500% due 10/01/2020		200	214
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		1,900	1,890
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		2,400	2,687
Petrobras Global Finance BV
2.750% due 01/15/2018	EUR	600	534
3.406% due 03/17/2020		$8,200	5,842
3.750% due 01/14/2021	EUR	100	73
4.375% due 05/20/2023		$250	166
5.750% due 01/20/2020		800	630
6.850% due 06/05/2049		2,450	1,599
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		5,300	5,284
Sprint Communications, Inc.
8.375% due 08/15/2017		3,800	3,762
Telefonica Europe BV
6.500% due 09/18/2018 (e)	EUR	1,400	1,604
Verizon Communications, Inc.
4.400% due 11/01/2034		$2,160	1,999
4.862% due 08/21/2046		1,870	1,776
5.150% due 09/15/2023		1,100	1,211

			33,652

Total Corporate Bonds & Notes (Cost $213,436)			200,669

MUNICIPAL BONDS & NOTES 1.9%
CALIFORNIA 1.3%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		100	119
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		1,400	1,985
7.500% due 04/01/2034		5,120	7,149
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		400	583
7.950% due 03/01/2036		200	240
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039		200	242
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039		100	122
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		500	591
5.813% due 06/01/2040		200	242
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049		100	129

			11,402

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021		875	938
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		500	529
7.750% due 01/01/2042		800	810

			2,277

IOWA 0.3%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		2,145	2,155

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039		100	121

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050		200	295

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		100	112

Total Municipal Bonds & Notes (Cost $16,014)			16,362

U.S. GOVERNMENT AGENCIES 11.5%
Fannie Mae
0.792% due 05/25/2037		70	71
0.822% due 04/25/2037		114	115
0.832% due 09/25/2035		64	64

0.872% due 12/25/2040	446	447
0.922% due 05/25/2040	288	289
0.972% due 09/25/2041	234	237
1.022% due 01/25/2034	328	333
1.072% due 02/25/2024	164	165
1.172% due 01/25/2040	475	482
1.322% due 03/25/2032	92	94
3.000% due 06/25/2042 (a)	7,880	986
4.500% due 10/01/2020 - 09/01/2024	112	121
5.000% due 02/01/2032 - 04/01/2033	79	88
5.828% due 03/25/2024 (a)	1,716	161
5.878% due 03/25/2038 (a)	1,795	275
5.958% due 03/25/2037 (a)	283	42
6.178% due 08/25/2041 (a)	1,279	185
6.228% due 07/25/2039 (a)	671	103
11.817% due 03/25/2040	226	280
Fannie Mae, TBA
4.000% due 01/01/2046	63,400	67,076
Freddie Mac
0.631% due 02/15/2037	17	17
0.681% due 05/15/2036	57	57
0.831% due 11/15/2040 - 02/15/2041	731	736
5.500% due 08/15/2030	1	1
5.870% due 06/15/2038 (a)	6,584	912
7.297% due 12/15/2042	1,980	1,958
7.670% due 02/15/2032 (a)	612	144
9.239% due 01/15/2041	926	1,046
11.181% due 09/15/2041	22	23
12.209% due 02/15/2041	6	8
Ginnie Mae, TBA
3.500% due 01/01/2046	20,000	20,802
4.000% due 01/01/2046	3,000	3,182

Total U.S. Government Agencies (Cost $100,180)		100,500

U.S. TREASURY OBLIGATIONS 38.1%
U.S. Treasury Bonds
3.000% due 05/15/2045 (g)	1,350	1,342
2.875% due 08/15/2045 (g)	11,300	10,956
3.000% due 11/15/2044 (g)	1,700	1,691
3.125% due 08/15/2044 (g)(k)	20,500	20,916
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024 (i)(k)	15,223	14,451
0.250% due 01/15/2025 (i)	552	527
0.750% due 02/15/2045 (k)	7,170	6,241
2.000% due 01/15/2026	30,311	33,658
2.375% due 01/15/2025 (i)(k)	21,447	24,369
U.S. Treasury Notes
1.375% due 08/31/2020 (g)	140,900	138,692
1.875% due 08/31/2022 (g)(i)(k)	62,600	61,890
2.000% due 07/31/2022 (i)(k)	17,300	17,257

Total U.S. Treasury Obligations (Cost $337,389)		331,990

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.3%
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^	900	771
Banc of America Funding Trust
2.801% due 02/20/2036	83	83
BCAP LLC Trust
0.335% due 09/26/2035	146	145
Bear Stearns Adjustable Rate Mortgage Trust
2.609% due 08/25/2033	256	255
2.625% due 05/25/2034	2	2
2.894% due 02/25/2034	1,200	1,175
Bear Stearns ALT-A Trust
2.267% due 10/25/2033	20	19
Bella Vista Mortgage Trust
2.629% due 11/20/2034	276	271
Chase Mortgage Finance Trust
5.500% due 03/25/2037	35	32
Citigroup Commercial Mortgage Trust
2.174% due 09/10/2045 (a)	44,759	3,641
5.810% due 06/14/2050	10,829	11,225
Commercial Mortgage Trust
1.906% due 01/10/2046	4,300	4,295
Countrywide Alternative Loan Trust
0.592% due 11/25/2036	1,706	1,677
4.750% due 08/25/2018	534	447
6.000% due 02/25/2037 ^	700	565
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 10/25/2034	1,007	1,043
5.500% due 01/25/2035	553	564
DBUBS Mortgage Trust
4.537% due 07/10/2044	500	540

Eurohome UK Mortgages PLC
0.733% due 06/15/2044	GBP	4,575	6,285
First Horizon Alternative Mortgage Securities Trust
2.345% due 06/25/2034		$59	58
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		259	270
GE Commercial Mortgage Corp. Trust
5.543% due 12/10/2049		8,300	8,544
GS Mortgage Securities Trust
4.753% due 03/10/2044		500	544
5.162% due 12/10/2043		500	553
5.794% due 08/10/2045		1,792	1,843
GSAA Trust
6.000% due 04/01/2034		250	263
GSR Mortgage Loan Trust
2.806% due 09/25/2035		64	66
Impac CMB Trust
1.342% due 11/25/2034		17	16
IndyMac Mortgage Loan Trust
0.662% due 04/25/2035		153	137
JPMorgan Alternative Loan Trust
3.192% due 11/25/2036 ^		645	581
JPMorgan Chase Commercial Mortgage Securities Trust
3.616% due 11/15/2043		700	716
JPMorgan Resecuritization Trust
7.631% due 03/26/2038		5,795	4,482
Leek Finance PLC
0.830% due 09/21/2038		8,275	8,736
Lehman XS Trust
0.602% due 07/25/2037 ^		541	381
MASTR Adjustable Rate Mortgages Trust
0.772% due 07/25/2035 ^		5,860	2,785
MASTR Asset Securitization Trust
5.250% due 12/25/2033		273	281
Morgan Stanley Bank of America Merrill Lynch Trust
1.663% due 02/15/2046 (a)		33,965	2,452
Morgan Stanley Re-REMIC Trust
5.794% due 08/15/2045		11,875	12,198
RBSSP Resecuritization Trust
2.740% due 10/26/2035		16,443	15,065
Residential Accredit Loans, Inc. Trust
6.000% due 10/25/2034		479	505
Structured Adjustable Rate Mortgage Loan Trust
0.662% due 03/25/2035		747	677
0.732% due 07/25/2035		769	560
Structured Asset Mortgage Investments Trust
0.612% due 02/25/2036		394	260
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.453% due 02/25/2034		164	161
WaMu Mortgage Pass-Through Certificates Trust
0.842% due 05/25/2044		4,694	4,480
1.899% due 02/27/2034		79	77
2.380% due 07/25/2037		3,898	3,513
2.515% due 08/25/2034		348	348
Washington Mutual Mortgage Pass-Through Certificates Trust
1.087% due 11/25/2046		14,291	9,971
Wells Fargo Commercial Mortgage Trust
1.361% due 02/15/2027		11,300	11,217
Wells Fargo Mortgage-Backed Securities Trust
2.708% due 03/25/2035		45	45
2.744% due 04/25/2036 ^		42	41

Total Non-Agency Mortgage-Backed Securities (Cost $129,930)			124,861

ASSET-BACKED SECURITIES 15.7%
Aegis Asset-Backed Securities Trust
1.422% due 03/25/2035 ^		923	853
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.147% due 10/25/2034		1,709	1,509
Alba SPV SRL
1.449% due 04/20/2040	EUR	1,911	2,080
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.487% due 11/25/2034		$2,158	1,773
Asset-Backed Funding Certificates Trust
1.172% due 06/25/2035		1,245	1,235
Asset-Backed Securities Corp. Home Equity Loan Trust
0.852% due 11/25/2035		2,100	2,052
1.062% due 07/25/2035		1,000	916
Atrium CDO Corp.
1.421% due 11/16/2022		6,984	6,956
Bear Stearns Asset-Backed Securities Trust
0.592% due 03/25/2037		1,812	1,798
0.832% due 12/25/2035		2,200	2,149
Bilkreditt Ltd.
0.249% due 12/25/2027	EUR	295	321

BNC Mortgage Loan Trust
0.522% due 05/25/2037		$741	723
Citigroup Mortgage Loan Trust, Inc.
4.584% due 10/25/2037		2,025	1,879
COA Summit CLO Ltd.
1.667% due 04/20/2023		5,038	5,031
Countrywide Asset-Backed Certificates
0.562% due 08/25/2037		4,528	3,546
0.572% due 07/25/2036		8,242	7,862
0.572% due 05/25/2037		1,299	1,184
0.592% due 05/25/2037		464	433
0.612% due 05/25/2035		885	871
0.632% due 05/25/2047		9,786	6,649
0.792% due 04/25/2036		12,000	8,942
1.082% due 11/25/2033		1,043	1,005
Countrywide Asset-Backed Certificates Trust
1.042% due 08/25/2035		1,300	1,246
1.472% due 09/25/2034		1,165	1,027
Educational Funding Co. LLC
0.570% due 10/25/2029		1,501	1,403
Fremont Home Loan Trust
0.662% due 01/25/2036		280	273
Gallatin CLO Ltd.
1.591% due 07/15/2023		3,621	3,599
GSAMP Trust
1.472% due 06/25/2034		348	336
HSBC Home Equity Loan Trust USA
0.882% due 03/20/2036		1,000	950
Inwood Park CDO Ltd.
0.542% due 01/20/2021		1,210	1,210
L2L Education Loan Trust
0.671% due 06/15/2031		1,948	1,828
Lehman ABS Mortgage Loan Trust
0.622% due 06/25/2037		5,476	3,459
LightPoint Pan-European CLO PLC
0.182% due 01/31/2022	EUR	17	18
Madison Park Funding Ltd.
1.545% due 04/22/2022		$14,178	14,177
MASTR Asset-Backed Securities Trust
0.882% due 06/25/2035		12,281	11,397
Morgan Stanley Mortgage Loan Trust
0.492% due 01/25/2047 ^		11	11
New Century Home Equity Loan Trust
0.702% due 10/25/2035		107	107
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		8,985	8,978
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,295
Option One Mortgage Loan Trust Asset-Backed Certificates
0.882% due 11/25/2035		6,500	4,863
Park Place Securities, Inc.
0.912% due 09/25/2035		800	645
RAAC Trust
1.622% due 09/25/2047		1,562	1,536
Residential Asset Mortgage Products Trust
0.592% due 05/25/2036		10	10
Residential Asset Securities Corp. Trust
0.622% due 02/25/2036		207	206
0.882% due 11/25/2035		900	718
1.067% due 03/25/2035		1,804	1,699
1.097% due 02/25/2035		1,639	1,568
Securitized Asset-Backed Receivables LLC Trust
0.702% due 12/25/2035		388	378
Silver Arrow S.A.
0.102% due 10/20/2021	EUR	134	145
SLM Private Credit Student Loan Trust
0.752% due 12/16/2041		$2,000	1,762
Structured Asset Securities Corp.
1.082% due 02/25/2035		267	234
Structured Asset Securities Corp. Mortgage Loan Trust
0.632% due 02/25/2037		6,570	5,847
0.872% due 11/25/2035		1,400	1,270

Total Asset-Backed Securities (Cost $135,870)			136,962

SOVEREIGN ISSUES 10.1%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	6,800	7,981
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (c)	BRL	49,900	11,767
0.000% due 10/01/2016 (c)		134,850	30,572
0.000% due 01/01/2017 (c)		3,500	764
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	8,700	6,321

Kommunalbanken A/S
0.983% due 03/27/2017		$3,200	3,208
1.375% due 06/08/2017		1,300	1,303
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	390,000	2,985
Slovenia Government International Bond
4.125% due 02/18/2019		$10,300	10,854
5.500% due 10/26/2022		11,100	12,431

Total Sovereign Issues (Cost $95,707)			88,186

	SHARES
PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
GMAC Capital Trust
8.125% due 02/15/2040		237,937	6,034

Total Preferred Securities (Cost $6,430)			6,034

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.3%
CERTIFICATES OF DEPOSIT 0.3%
Itau Unibanco Holding S.A.
1.605% due 06/21/2016		$2,200	2,202

U.S. TREASURY BILLS 2.0%
0.311% due 01/14/2016 - 06/30/2016 (b)(g)(k)		17,565	17,548

Total Short-Term Instruments (Cost $19,745)			19,750

Total Investments in Securities (Cost $1,089,811)			1,058,243

	SHARES
INVESTMENTS IN AFFILIATES 21.0%
SHORT-TERM INSTRUMENTS 21.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.0%
PIMCO Short-Term Floating NAV Portfolio III		18,502,644	182,695

Total Short-Term Instruments (Cost $183,214)			182,695

Total Investments in Affiliates (Cost $183,214)			182,695

Total Investments 142.4% (Cost $1,273,025)			$1,240,938
Financial Derivative Instruments (h)(j) (4.6%) (Cost or Premiums, net $(5,969))			(39,910)
Other Assets and Liabilities, net (37.8%)			(329,563)

Net Assets 100.0%			$871,465

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,901	0.56%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.500)%	11/24/2015	TBD	(1)	$(2,362)	$(2,358)
BOS	0.650	11/24/2015	01/25/2016		(1,234)	(1,236)
BSN	0.500	12/01/2015	01/12/2016		(414)	(414)
GRE	0.700	11/27/2015	01/08/2016		(3,830)	(3,832)
JPS	0.580	12/09/2015	01/27/2016		(6,732)	(6,735)
SCX	0.410	10/22/2015	01/22/2016		(2,936)	(2,938)
	0.440	11/23/2015	01/21/2016		(30,983)	(30,999)
	0.530	11/13/2015	02/12/2016		(119,018)	(119,110)
	0.550	11/16/2015	02/16/2016		(4,434)	(4,438)
	0.560	11/19/2015	01/19/2016		(16,915)	(16,927)
	0.560	12/03/2015	02/03/2016		(6,789)	(6,792)
	0.570	11/20/2015	01/21/2016		(13,671)	(13,681)
	0.580	12/11/2015	02/11/2016		(1,182)	(1,182)
	0.580	12/31/2015	02/04/2016		(4,388)	(4,388)
	0.590	12/01/2015	01/12/2016		(1,345)	(1,346)

Total Reverse Repurchase Agreements						$(216,376)

(1)	Open maturity reverse repurchase agreement.
(2)	As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(135,611) at a weighted average interest rate of 0.254%.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2046	8,100	$(8,058)	$(8,098)
Fannie Mae, TBA	3.500	02/01/2046	29,000	(29,902)	(29,850)
Fannie Mae, TBA	4.000	01/01/2046	73,400	(77,664)	(77,656)
Fannie Mae, TBA	4.000	02/01/2046	110,600	(116,697)	(116,798)

Total Short Sales				$(232,321)	$(232,402)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $215,909 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March Futures	$106.000	02/19/2016	600	$9	$9
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/19/2016	686	6	5
Call - CBOT U.S. Treasury 5-Year Note March Futures	127.000	02/19/2016	1,500	13	12
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/19/2016	4,221	36	67

				$64	$93

Total Purchased Options				$64	$93

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,292	$(523)	$0	$(48)
90-Day Eurodollar June Futures	Short	06/2016	43	(21)	0	(1)
90-Day Eurodollar March Futures	Short	03/2016	369	(37)	0	(9)
90-Day Eurodollar September Futures	Short	09/2016	6	(3)	0	0
Australia Government 10-Year Bond March Futures	Long	03/2016	19	7	0	(18)
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	273	85	0	0
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	111	32	0	0
Euro-Bobl March Futures	Long	03/2016	331	51	14	0
Euro-Bund 10-Year Bond March Futures	Long	03/2016	259	(378)	11	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	57	23	1	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	166	63	6	0
U.S. Treasury 2-Year Note March Futures	Long	03/2016	723	(194)	34	0
U.S. Treasury 5-Year Note March Futures	Short	03/2016	1,315	522	0	(185)
U.S. Treasury 10-Year Note March Futures	Long	03/2016	846	(424)	251	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	9	(2)	0	(5)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	22	15	22	0
United Kingdom Long Gilt March Futures	Long	03/2016	76	(20)	37	(83)

Total Futures Contracts				$(804)	$376	$(349)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$3,000	$42	$8	$5	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017		$1,065,700	$(244)	$(286)	$0	$(163)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		471,200	(5,087)	(2,935)	0	(220)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		46,700	634	(224)	73	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		72,200	(1,539)	(1,841)	0	(230)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		62,600	(620)	265	0	(219)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		65,600	(1,325)	(914)	0	(555)
Receive	6-Month GBP-LIBOR	1.750	12/17/2016	GBP	52,000	(709)	(847)	0	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020		18,400	(304)	(178)	28	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		18,400	92	(175)	96	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		4,100	(120)	218	44	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	125,400	(11)	62	10	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		6,400	(7)	(13)	1	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		38,100	(68)	(71)	5	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		91,300	23	23	13	0

						$(9,285)	$(6,916)	$270	$(1,387)

Total Swap Agreements						$(9,243)	$(6,908)	$275	$(1,387)

(i)	Securities with an aggregate market value of $9,943 and cash of $8,497 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	23,284		$5,839	$0	$(47)
	01/2016	NZD	24,806		16,174	0	(792)
	01/2016		$5,963	BRL	23,284	0	(78)
	01/2016		10,438	CAD	14,496	39	0
	02/2016	CAD	14,496		$10,439	0	(38)
	02/2016	CHF	1,352		1,371	19	0
	02/2016	TWD	39,121		1,190	4	0
	02/2016		$8,488	BRL	34,319	101	0
	02/2016		68,114	JPY	8,240,000	515	0
	02/2016		10,465	NZD	15,605	184	0
	03/2016	JPY	11,115,000		$90,683	0	(1,909)
	03/2016		$119,242	JPY	14,570,000	2,131	0
	05/2016	BRL	38,246		$10,906	1,614	0
	05/2016	ZAR	16,505		1,116	74	0
	08/2016		$9,398	CNH	63,082	0	(23)
	10/2016	CNH	508,925		$77,907	2,595	0
	10/2016		$8,482	CNH	57,084	0	(35)
BPS	01/2016	BRL	3,361		$861	11	0
	01/2016		$860	BRL	3,361	0	(11)
	01/2016		17,039	NZD	24,806	0	(72)
	02/2016	NZD	24,806		$17,010	72	0
	02/2016		$1,490	BRL	5,827	0	(31)
	02/2016		1,085	TWD	35,696	0	(3)
	03/2016	JPY	3,455,000		$28,174	0	(608)
	08/2016	CNH	46,319		7,000	116	0
	10/2016	BRL	7,500		1,784	53	0
BRC	01/2016		14,200		3,637	47	0
	01/2016		$3,569	BRL	14,200	21	0
	01/2016		3,920	KRW	4,444,496	0	(140)
CBK	01/2016	BRL	3,800		$973	13	0
	01/2016		$956	BRL	3,800	4	0
	01/2016		8,763	CNH	57,815	5	0
	01/2016		2,455	EUR	2,250	0	(9)
	01/2016		5,439	JPY	670,700	141	0
	02/2016	AUD	6,079		$4,442	20	0
	02/2016	EUR	553		597	0	(4)
	02/2016	GBP	1,701		2,563	55	0
	02/2016	JPY	4,740,000		38,623	0	(857)
	02/2016		$24,016	AUD	34,187	850	0
	02/2016		32,778	EUR	29,967	21	(202)
	02/2016		996	INR	67,356	14	0
	02/2016		5,657	NZD	8,414	85	0
	03/2016		5,150	MXN	89,070	0	(7)
	07/2016	BRL	44,448		$11,560	973	0
	10/2016		56,350		13,810	803	0
DUB	01/2016		56,983		14,579	176	0
	01/2016	CNH	218,396		33,620	499	0
	01/2016		$14,593	BRL	56,983	0	(190)
	01/2016		16,335	KRW	18,576,898	0	(537)
	02/2016		14,147	BRL	55,983	0	(136)
	01/2017	BRL	3,500		$830	42	0
FBF	01/2016		6,281		1,594	12	(6)
	01/2016		$1,643	BRL	6,281	0	(55)
GLM	01/2016	BRL	15,000		$3,841	50	0
	01/2016	JPY	7,926,022		64,888	0	(1,055)
	01/2016		$3,777	BRL	15,000	14	0
	03/2016	MXN	88,051		$5,135	51	0
	07/2016	BRL	56,380		15,733	2,304	0
	10/2016		14,210		3,486	206	0
HUS	01/2016	INR	62,565		932	0	(11)
	01/2016		$15,923	CNH	103,611	0	(210)
	01/2016		307	TRY	887	0	(4)
	02/2016	HKD	3,504		$452	0	0
	02/2016		$2,086	TWD	68,919	3	0
	08/2016	CNH	70,847		$10,710	180	0
	08/2016		$2,570	CNH	17,229	0	(9)
	10/2016		9,368		63,349	6	0
	01/2021	BRL	2,050		$316	19	0
JPM	01/2016		39,400		12,753	2,794	0
	01/2016	CAD	14,496		10,879	402	0
	01/2016	KRW	36,017,210		30,622	0	(8)
	01/2016		$10,072	BRL	39,400	8	(121)
	01/2016		8,858	JPY	1,088,200	196	0
	01/2016		8,340	KRW	9,515,940	0	(248)
	02/2016	EUR	96,756		$104,024	0	(1,221)
	02/2016	GBP	1,115		1,692	48	0
	02/2016	JPY	3,500,000		28,549	0	(599)
	02/2016		$4,415	CAD	5,856	0	(182)
	02/2016		1,144	CHF	1,147	3	0
	02/2016		23,613	EUR	21,909	298	(79)
	02/2016		5,183	GBP	3,471	0	(66)
	02/2016		47,359	JPY	5,827,734	1,165	0
	02/2016		1,131	TWD	37,249	0	(2)
	03/2016		112	MXN	1,909	0	(2)
	05/2016	BRL	52,271		$14,829	2,130	0
	10/2016		47,340		11,293	365	0
MSB	01/2016		92,494		23,687	308	0
	01/2016	GBP	14,455		21,793	483	0
	01/2016		$24,246	BRL	92,494	4	(871)
	01/2016		21,400	GBP	14,455	0	(91)
	01/2016		50,934	JPY	6,167,122	375	0
	02/2016	GBP	14,455		$21,402	91	0
	02/2016	JPY	6,167,122		50,964	0	(376)
	02/2016		$22,742	BRL	90,809	0	(14)
	02/2016		1,006	TWD	33,072	0	(4)
	05/2016	BRL	12,843		$3,645	525	0
	10/2016		9,450		2,315	134	0
NGF	01/2016		$3,920	KRW	4,446,260	0	(139)
SCX	01/2016		3,137	CNH	20,470	0	(33)
	02/2016	AUD	27,928		$20,048	0	(266)
	02/2016	TWD	432,075		13,287	193	0
	02/2016		$2,229	EUR	2,106	62	0
	02/2016		71	SGD	100	0	(1)
	08/2016	CNH	34,744		$5,250	86	0
SOG	08/2016		12,563		1,900	33	0
UAG	01/2016	BRL	20,500		6,633	1,452	0
	01/2016	CNH	20,602		3,131	7	0
	01/2016		$5,250	BRL	20,500	0	(68)
	01/2016		7,500	CNH	48,643	0	(123)
	02/2016		9,857	GBP	6,657	0	(42)
	08/2016	CNH	10,179		$1,540	27	0

Total Forward Foreign Currency Contracts						$25,331	$(11,635)

Purchased Options:

Foreign Currency Barrier Options

Counterparty	Description	Barrier Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD D&O @ 1.100	$ 1.045	04/21/2016	EUR	24,000	$39	$79

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.050	01/08/2016	EUR	10,500	$101	$0
BPS	Put - OTC EUR versus USD		1.040	01/04/2016		17,441	128	0
	Put - OTC EUR versus USD		1.050	01/08/2016		6,300	62	0
	Put - OTC USD versus CNH	CNH	6.434	08/17/2016		$7,000	45	36
BRC	Call - OTC USD versus CNH		6.500	02/02/2016		190	4	3
	Call - OTC USD versus CNH		7.500	02/02/2016		191	1	0
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		5,200	30	29
	Put - OTC USD versus CNH		6.442	08/17/2016		7,000	37	38
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		9,383	254	287
	Call - OTC USD versus CNH		7.400	02/02/2016		9,383	56	1
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		1,900	10	11
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		8,000	168	139
	Call - OTC USD versus CNH		7.500	02/02/2016		8,000	44	1

							$940	$545

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$53,000	$101	$10
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	50,000	2,492	1,051
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	51,800	2,586	1,162
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	9,800	269	113
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	128,700	142	0
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	218,400	513	2
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	345,400	898	11
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	136,200	986	524

							$7,987	$2,873

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 4.000% due 02/01/2046	$ 113.375	02/04/2016	$330,000	$13	$0

Total Purchased Options					$8,979	$3,497

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$5,900	$(11)	$(5)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	19,300	(34)	(16)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	7,700	(13)	(13)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	2,800	(6)	(2)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	14,500	(9)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	14,500	(28)	(22)

						$(101)	$(58)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.103	01/08/2016	EUR	10,500	$(101)	$(8)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$2,181	(70)	(111)
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		8,300	(456)	(609)
BPS	Put - OTC EUR versus USD		$1.010	01/04/2016	EUR	26,112	(59)	0
	Call - OTC EUR versus USD		1.102	01/08/2016		6,300	(62)	(5)
	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		$7,000	(87)	(87)
BRC	Call - OTC USD versus CNH		7.000	02/02/2016		381	(4)	0
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		2,705	(348)	(295)
	Put - OTC USD versus BRL		5.000	10/19/2017		2,705	(403)	(362)
FBF	Put - OTC USD versus BRL		3.800	01/27/2016		10,000	(147)	(74)
	Call - OTC USD versus BRL		5.000	10/19/2017		6,000	(760)	(655)
	Put - OTC USD versus BRL		5.000	10/19/2017		6,000	(904)	(803)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	3,200	(209)	(313)
	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		$5,200	(62)	(67)
	Call - OTC USD versus CNH		6.975	08/17/2016		7,000	(81)	(89)
JPM	Call - OTC EUR versus USD		$1.130	03/04/2016	EUR	10,400	(83)	(42)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$3,550	(114)	(181)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		18,766	(198)	(18)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	4,900	(348)	(479)
	Call - OTC USD versus CNH	CNH	6.976	08/17/2016		$1,900	(22)	(24)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		16,000	(147)	(9)

							$(4,665)	$(4,231)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$6,000	$(12)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	11,300	(102)	(36)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	59,200	(1,081)	(286)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	69,300	(1,430)	(305)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	89,000	(1,547)	(378)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	9,800	(270)	(175)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	212,400	(446)	(6)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	345,400	(725)	(26)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	210,200	(3,525)	(813)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	27,800	(313)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	31,000	(986)	(572)

							$(10,437)	$(2,597)

Total Written Options							$(15,203)	$(6,886)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	1.169%	EUR	800	$(7)	$6	$0	$(1)
BPS	Barclays Bank PLC	3.000	06/20/2018	0.584		3,000	(9)	209	200	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169		750	(10)	9	0	(1)
BRC	Brazil Government International Bond	1.000	12/20/2016	2.151		$300	(4)	1	0	(3)
CBK	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	200	(2)	2	0	0
DUB	Brazil Government International Bond	1.000	12/20/2016	2.151		$200	(3)	1	0	(2)
GST	Brazil Government International Bond	1.000	12/20/2016	2.151		1,400	(18)	3	0	(15)
	Brazil Government International Bond	1.000	12/20/2019	4.540		2,800	(85)	(266)	0	(351)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	550	(7)	6	0	(1)
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		50	(1)	1	0	0
JPM	Brazil Government International Bond	1.000	12/20/2016	2.151		$200	(2)	0	0	(2)
	China Government International Bond	1.000	12/20/2019	0.873		34,200	235	(56)	179	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	250	(2)	1	0	(1)
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		300	(7)	5	0	(2)
MYC	Volkswagen International Finance NV	1.000	12/20/2016	1.169		200	(2)	2	0	0

							$76	$(76)	$379	$(379)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$2,200	$295	$(29)	$266	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,200	294	(29)	265	0

					$589	$(58)	$531	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.338%	11/15/2030	GBP	450	$5	$3	$8	$0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	33,500	47	(1,029)	0	(982)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		400	0	(11)	0	(11)
BPS	Pay	1-Year BRL-CDI	15.500	01/02/2018		201,900	(112)	(424)	0	(536)
	Pay	1-Year BRL-CDI	11.160	01/04/2021		129,800	(208)	(4,775)	0	(4,983)
	Receive	1-Year BRL-CDI	16.460	01/04/2021		82,000	0	(4)	0	(4)
BRC	Pay	1-Year BRL-CDI	15.500	01/02/2018		7,900	(8)	(13)	0	(21)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	470	0	24	24	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	40,300	(8)	(99)	0	(107)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		16,500	(3)	(395)	0	(398)
DUB	Pay	1-Year BRL-CDI	15.240	01/02/2017		800	0	0	0	0
	Pay	1-Year BRL-CDI	12.360	01/02/2018		35,400	(482)	(89)	0	(571)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		71,500	(16)	(174)	0	(190)
	Pay	1-Year BRL-CDI	11.160	01/04/2021		44,800	(81)	(1,639)	0	(1,720)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		25,400	82	(922)	0	(840)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		10,100	1	(297)	0	(296)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		13,200	0	(337)	0	(337)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		16,000	(4)	(382)	0	(386)
	Receive	1-Year BRL-CDI	16.460	01/04/2021		98,900	0	(5)	0	(5)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	300	2	13	15	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	1,800	0	(5)	0	(5)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		37,100	152	(1,379)	0	(1,227)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		44,000	(25)	(1,265)	0	(1,290)
	Pay	1-Year BRL-CDI	12.560	01/04/2021		34,200	(3)	(815)	0	(818)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		102,100	254	(2,714)	0	(2,460)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	9,050	0	87	87	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	72,100	0	(42)	0	(42)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		13,900	3	(40)	0	(37)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		48,000	30	(1,187)	0	(1,157)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	14,200	(69)	3	0	(66)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		40,700	(3)	(3)	0	(6)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		18,200	(3)	(235)	0	(238)
HUS	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	44,000	(2)	(24)	0	(26)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		39,300	(86)	(1,066)	0	(1,152)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		16,800	(11)	(394)	0	(405)
MYC	Pay	1-Year BRL-CDI	15.500	01/02/2018		52,800	12	(152)	0	(140)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		23,700	62	(757)	0	(695)

							$(474)	$(20,543)	$134	$(21,151)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RACNLGT Index	105,931	1-Month USD-LIBOR plus a specified spread	05/13/2016	$151,404		$(19,054)	$0	$(19,054)
	Pay	RACNSGT Index	112,143	1-Month USD-LIBOR plus a specified spread	05/13/2016	162,652		18,898	18,898	0
	Receive	RACNLGT Index	580,523	1-Month USD-LIBOR plus a specified spread	05/31/2016	856,457		(148,937)	0	(148,937)
	Pay	RACNSGT Index	564,228	1-Month USD-LIBOR plus a specified spread	05/31/2016	834,749		120,022	120,022	0
	Receive	RACNLGT Index	21,134	1-Month USD-LIBOR plus a specified spread	11/15/2016	25,235		524	524	0
	Pay	RACNSGT Index	9,191	1-Month USD-LIBOR plus a specified spread	11/15/2016	11,451		(192)	0	(192)

								$(28,739)	$139,444	$(168,183)

Total Swap Agreements							$191	$(49,416)	$140,488	$(189,713)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $55,668 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$32,866	$63	$32,929
Corporate Bonds & Notes
Banking & Finance	364	97,731	4,901	102,996
Industrials	0	64,021	0	64,021
Utilities	0	33,652	0	33,652
Municipal Bonds & Notes
California	0	11,402	0	11,402
Illinois	0	2,277	0	2,277
Iowa	0	2,155	0	2,155
New York	0	121	0	121
Ohio	0	295	0	295
Pennsylvania	0	112	0	112
U.S. Government Agencies	0	100,500	0	100,500
U.S. Treasury Obligations	0	331,990	0	331,990
Non-Agency Mortgage-Backed Securities	0	124,861	0	124,861
Asset-Backed Securities	0	136,962	0	136,962
Sovereign Issues	0	88,186	0	88,186
Preferred Securities
Banking & Finance	6,034	0	0	6,034
Short-Term Instruments
Certificates of Deposit	0	2,202	0	2,202
U.S. Treasury Bills	0	17,548	0	17,548
	$6,398	$1,046,881	$4,964	$1,058,243

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	182,695	0	0	182,695

Total Investments	$189,093	$1,046,881	$4,964	$1,240,938

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(232,402)	$0	$(232,402)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	376	368	0	744
Over the counter	0	169,316	0	169,316
	$376	$169,684	$0	$170,060

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(349)	(1,387)	0	(1,736)
Over the counter	0	(208,234)	0	(208,234)
	$(349)	$(209,621)	$0	$(209,970)

Totals	$189,120	$774,542	$4,964	$968,626

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Worldwide Long/Short PLUS Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.8%
BANK LOAN OBLIGATIONS 0.4%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$2,300	$2,275
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		174	174
BMC Software Finance, Inc.
5.000% due 09/10/2020		1,386	1,158
Charter Communications Operating LLC
3.000% due 07/01/2020		594	583
3.500% due 01/24/2023		2,300	2,298
Dell, Inc.
3.750% due 10/29/2018		404	403
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		300	300
HCA, Inc.
3.174% due 03/31/2017		495	495
Las Vegas Sands LLC
3.250% due 12/19/2020		3,259	3,224
Realogy Corp.
3.750% due 03/05/2020		297	296

Total Bank Loan Obligations (Cost $11,402)			11,206

CORPORATE BONDS & NOTES 25.8%
BANKING & FINANCE 18.7%
Abbey National Treasury Services PLC
1.012% due 03/13/2017		2,700	2,694
4.000% due 04/27/2016		5,200	5,248
ABN AMRO Bank NV
4.750% due 07/28/2025		700	699
Ally Financial, Inc.
8.000% due 03/15/2020		3,776	4,314
Banca Carige SpA
3.750% due 11/25/2016	EUR	16,400	18,324
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2054		20,300	22,738
5.000% due 02/09/2056		1,300	1,541
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (f)		$15,000	16,111
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	5,400	6,397
Banco Votorantim S.A.
5.250% due 02/11/2016		$500	500
Bank of America Corp.
1.482% due 04/01/2019		18,700	18,632
2.650% due 04/01/2019		3,700	3,711
3.625% due 03/17/2016		300	302
3.750% due 07/12/2016		9,600	9,721
4.125% due 01/22/2024		400	414
6.000% due 09/01/2017		5,400	5,749
6.500% due 08/01/2016		10,700	11,013
6.875% due 04/25/2018		7,275	8,031
Bank of America N.A.
0.764% due 05/08/2017		6,200	6,187
1.125% due 11/14/2016		300	299
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (f)		5,600	5,495
Bank of Nova Scotia
2.050% due 10/30/2018		400	401
Barclays Bank PLC
7.625% due 11/21/2022		12,019	13,709
7.750% due 04/10/2023		2,400	2,565
10.179% due 06/12/2021		500	649
14.000% due 06/15/2019 (f)	GBP	6,000	11,458
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	2,000	2,207
8.000% due 12/15/2020 (f)		2,200	2,599
BBVA Bancomer S.A.
6.750% due 09/30/2022		$8,200	9,041
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		1,000	1,028
BPCE S.A.
1.156% due 06/17/2017		15,900	15,876
1.375% due 03/06/2017	GBP	200	296
2.500% due 07/15/2019		$1,300	1,306

BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	200	221
2.875% due 05/19/2016		400	438
Citigroup, Inc.
1.027% due 03/10/2017		$10,300	10,278
1.042% due 11/15/2016		15,400	15,419
1.280% due 07/25/2016		3,100	3,105
2.650% due 10/26/2020		6,200	6,162
5.950% due 05/15/2025 (f)		2,500	2,409
Credit Agricole S.A.
1.047% due 06/12/2017		16,900	16,857
7.500% due 06/23/2026 (f)	GBP	700	1,017
7.875% due 01/23/2024 (f)		$200	205
Credit Suisse AG
0.979% due 07/15/2016	GBP	4,400	6,486
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$1,000	968
Depfa ACS Bank
3.875% due 11/14/2016	EUR	5,500	6,166
Dexia Credit Local S.A.
1.875% due 07/17/2017	GBP	300	446
2.000% due 01/22/2021	EUR	100	117
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$806	826
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	2,900	4,255
General Motors Financial Co., Inc.
2.400% due 04/10/2018		$9,900	9,857
3.450% due 04/10/2022		15,300	14,706
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	500	568
Goldman Sachs Group, Inc.
3.500% due 01/23/2025		$3,600	3,548
5.375% due 03/15/2020		1,600	1,759
HDFC Bank Ltd.
3.000% due 03/06/2018		600	605
HSBC Holdings PLC
4.250% due 08/18/2025		3,700	3,680
HSBC USA, Inc.
1.114% due 08/07/2018		2,600	2,600
Industrial & Commercial Bank of China Ltd.
3.231% due 11/13/2019		900	916
International Lease Finance Corp.
6.750% due 09/01/2016		1,500	1,543
7.125% due 09/01/2018		100	110
Intesa Sanpaolo SpA
2.375% due 01/13/2017		200	201
3.125% due 01/15/2016		2,600	2,601
JPMorgan Chase & Co.
0.870% due 04/25/2018		2,500	2,484
0.882% due 02/15/2017		400	400
1.125% due 02/26/2016		9,600	9,605
3.150% due 07/05/2016		5,400	5,456
6.000% due 01/15/2018		11,000	11,885
JPMorgan Chase Bank N.A.
0.836% due 06/02/2017		16,000	15,949
KBC Bank NV
8.000% due 01/25/2023		1,800	1,967
LBG Capital PLC
15.000% due 12/21/2019	GBP	100	201
Lloyds Banking Group PLC
7.000% due 06/27/2019 (f)		422	634
7.625% due 06/27/2023 (f)		1,825	2,825
7.875% due 06/27/2029 (f)		200	313
Metropolitan Life Global Funding
0.723% due 06/23/2016		$300	300
Morgan Stanley
1.600% due 04/25/2018		300	303
3.875% due 04/29/2024		5,000	5,106
4.000% due 07/23/2025		2,800	2,891
5.500% due 07/24/2020		200	223
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	900	957
Navient Corp.
4.875% due 06/17/2019		$2,600	2,399
8.000% due 03/25/2020		500	495
8.450% due 06/15/2018		400	422
Novo Banco S.A.
5.000% due 05/23/2019	EUR	300	295
Nykredit Realkredit A/S
2.000% due 01/01/2016	DKK	8,200	1,194
2.000% due 04/01/2016		20,200	2,954
Rabobank Group
6.875% due 03/19/2020	EUR	300	389
8.375% due 07/26/2016 (f)		$1,500	1,548
8.400% due 06/29/2017 (f)		4,100	4,416

Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	76,900	11,199
Rio Oil Finance Trust
9.250% due 07/06/2024		$300	222
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	1,560	1,901
Stadshypotek AB
1.250% due 05/23/2018		$1,000	986
Standard Chartered PLC
3.200% due 05/12/2016		3,300	3,324
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	300	364
Swedbank Hypotek AB
1.375% due 03/28/2018		$6,200	6,143
Toronto-Dominion Bank
1.052% due 07/02/2019		10,000	9,920
2.125% due 07/02/2019		11,600	11,598
UBS AG
5.125% due 05/15/2024		3,600	3,645
7.250% due 02/22/2022		600	628
7.625% due 08/17/2022		3,450	3,938
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		800	793
4.125% due 09/24/2025		1,000	1,002
Vesey Street Investment Trust
4.404% due 09/01/2016		3,400	3,467
Wells Fargo & Co.
1.200% due 07/22/2020		2,400	2,394
2.600% due 07/22/2020		1,900	1,897

			466,356

INDUSTRIALS 2.8%
AbbVie, Inc.
1.800% due 05/14/2018		1,400	1,394
2.500% due 05/14/2020		600	595
3.200% due 11/06/2022		100	99
3.600% due 05/14/2025		500	495
4.500% due 05/14/2035		300	295
4.700% due 05/14/2045		300	295
Actavis Funding SCS
1.757% due 03/12/2020		2,600	2,612
4.550% due 03/15/2035		1,200	1,170
ADT Corp.
4.875% due 07/15/2042		200	144
6.250% due 10/15/2021		200	210
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		1,800	1,516
Altice Finco S.A.
7.625% due 02/15/2025		600	556
Amgen, Inc.
0.978% due 05/22/2019		1,400	1,387
2.200% due 05/22/2019		5,000	4,998
5.375% due 05/15/2043		1,500	1,598
Aviation Capital Group Corp.
7.125% due 10/15/2020		800	917
BRF S.A.
4.750% due 05/22/2024		1,800	1,660
CCO Safari LLC
3.579% due 07/23/2020		500	498
4.464% due 07/23/2022		700	698
4.908% due 07/23/2025		1,600	1,601
6.384% due 10/23/2035		300	303
6.484% due 10/23/2045		700	702
6.834% due 10/23/2055		100	99
Cemex S.A.B. de C.V.
5.071% due 10/15/2018		200	196
5.875% due 03/25/2019		200	191
9.500% due 06/15/2018		200	214
Chesapeake Energy Corp.
3.571% due 04/15/2019		1,000	282
CNH Industrial Capital LLC
3.625% due 04/15/2018		500	495
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021		162	183
CVS Health Corp.
1.900% due 07/20/2018		1,700	1,700
2.800% due 07/20/2020		600	604
3.500% due 07/20/2022		200	204
3.875% due 07/20/2025		1,900	1,943
4.875% due 07/20/2035		500	518
5.125% due 07/20/2045		700	740
Daimler Finance North America LLC
1.875% due 01/11/2018		1,100	1,096

Finmeccanica SpA
8.000% due 12/16/2019	GBP	1,500	2,586
Forest Laboratories LLC
4.375% due 02/01/2019		$900	944
HCA, Inc.
6.500% due 02/15/2020		1,100	1,201
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,100	1,112
Kraft Heinz Foods Co.
1.600% due 06/30/2017		$200	200
2.000% due 07/02/2018		200	199
2.800% due 07/02/2020		100	100
3.500% due 07/15/2022		100	101
3.950% due 07/15/2025		100	101
5.000% due 07/15/2035		100	103
5.200% due 07/15/2045		100	105
NXP BV
3.500% due 09/15/2016		900	902
QUALCOMM, Inc.
4.650% due 05/20/2035		600	557
4.800% due 05/20/2045		700	624
Reynolds American, Inc.
2.300% due 06/12/2018		100	101
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		1,900	1,757
5.625% due 04/15/2023		600	529
5.750% due 05/15/2024		12,600	11,025
Schaeffler Finance BV
4.250% due 05/15/2021		7,900	7,880
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (b)		1,000	1,049
SoftBank Group Corp.
4.500% due 04/15/2020		700	698
Tencent Holdings Ltd.
2.000% due 05/02/2017		400	401
UAL Pass-Through Trust
9.750% due 07/15/2018		158	167
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		3,800	3,757

			68,407

UTILITIES 4.3%
AES Corp.
3.414% due 06/01/2019		8,100	7,452
AT&T, Inc.
1.533% due 06/30/2020		1,500	1,491
2.450% due 06/30/2020		400	394
3.000% due 06/30/2022		2,000	1,948
3.400% due 05/15/2025		1,000	963
4.500% due 05/15/2035		300	278
4.750% due 05/15/2046		300	276
BellSouth Corp.
4.821% due 04/26/2021		12,000	12,144
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		2,800	2,786
Petrobras Global Finance BV
2.461% due 01/15/2019		800	610
2.750% due 01/15/2018	EUR	1,500	1,334
2.886% due 03/17/2017		$15,900	14,608
3.250% due 03/17/2017		700	649
3.250% due 04/01/2019	EUR	1,100	879
3.406% due 03/17/2020		$2,000	1,425
3.750% due 01/14/2021	EUR	700	510
4.375% due 05/20/2023		$50	33
4.875% due 03/17/2020		600	452
5.375% due 01/27/2021		300	224
5.750% due 01/20/2020		700	551
6.250% due 12/14/2026	GBP	500	481
6.850% due 06/05/2049		$250	163
8.375% due 12/10/2018		2,400	2,214
Sinopec Group Overseas Development Ltd.
1.101% due 04/10/2017		15,800	15,781
1.750% due 04/10/2017		10,400	10,369
Sprint Communications, Inc.
8.375% due 08/15/2017		5,000	4,950
Verizon Communications, Inc.
2.042% due 09/15/2016		8,500	8,554
2.252% due 09/14/2018		3,800	3,893
3.000% due 11/01/2021		4,000	3,995
3.650% due 09/14/2018		3,900	4,082
4.500% due 09/15/2020		100	108

5.150% due 09/15/2023	3,900	4,295

		107,892

Total Corporate Bonds & Notes (Cost $657,387)		642,655

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	200	284
7.500% due 04/01/2034	500	698

		982

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	1,000	1,057
7.750% due 01/01/2042	1,600	1,621

		2,678

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	200	173

Total Municipal Bonds & Notes (Cost $3,777)		3,833

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
5.428% due 03/25/2041 (a)	10,963	1,712
6.278% due 03/25/2036 (a)	6,732	1,149
6.328% due 05/25/2036 (a)	1,598	162
24.874% due 12/25/2036	489	728
Fannie Mae, TBA
4.000% due 01/01/2046	44,000	46,552
Freddie Mac
6.140% due 07/15/2036 (a)	5,060	881
6.370% due 04/15/2036 (a)	2,465	357
Ginnie Mae, TBA
4.000% due 01/01/2046	7,000	7,424
NCUA Guaranteed Notes
0.656% due 03/06/2020	102	102

Total U.S. Government Agencies (Cost $59,214)		59,067

U.S. TREASURY OBLIGATIONS 58.7%
U.S. Treasury Bonds
2.000% due 08/15/2025 (h)	22,400	21,842
2.125% due 05/15/2025	71,300	70,374
2.250% due 11/15/2024	82,500	82,465
2.875% due 08/15/2045 (h)	9,900	9,599
3.000% due 11/15/2044 (h)	3,150	3,133
3.000% due 05/15/2045	100	99
3.125% due 08/15/2044 (h)	5,800	5,918
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022	38,882	37,694
0.125% due 07/15/2024 (h)	169,355	160,770
0.250% due 01/15/2025	43,976	41,945
0.750% due 02/15/2045	14,290	12,439
U.S. Treasury Notes
0.375% due 01/31/2016	1,397	1,397
1.375% due 08/31/2020	274,000	269,705
1.875% due 08/31/2022 (h)	604,600	597,748
1.875% due 10/31/2022 (h)	120,000	118,495
2.000% due 07/31/2022	28,100	28,030

Total U.S. Treasury Obligations (Cost $1,482,448)		1,461,653

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%
Adjustable Rate Mortgage Trust
2.757% due 09/25/2035	117	98
Banc of America Funding Trust
0.612% due 04/20/2047 ^	311	246
2.746% due 09/20/2034	151	151
3.007% due 01/20/2047 ^	154	130
BCAP LLC Trust
5.250% due 04/26/2037	234	216
Bear Stearns Adjustable Rate Mortgage Trust
2.285% due 04/25/2033	118	118
2.429% due 02/25/2033	11	11
2.568% due 01/25/2033	1,997	2,020
2.609% due 08/25/2033	360	359
2.735% due 01/25/2035	31	30
2.894% due 02/25/2034	39	38

2.924% due 03/25/2035		132	133
2.928% due 07/25/2034		430	419
Bear Stearns ALT-A Trust
0.922% due 01/25/2036 ^		364	291
2.267% due 10/25/2033		40	37
2.601% due 05/25/2035		160	155
Citigroup Mortgage Loan Trust, Inc.
2.070% due 09/25/2035		19	18
Claris SRL
0.354% due 10/31/2060	EUR	212	227
Commercial Mortgage Trust
1.201% due 06/11/2027		$14,900	14,734
Countrywide Alternative Loan Trust
0.592% due 11/25/2036		676	664
0.602% due 05/25/2047		676	559
0.742% due 11/25/2035		11,286	9,393
0.822% due 08/25/2037		583	442
1.257% due 12/25/2035		12	10
5.500% due 11/25/2035		197	158
5.750% due 04/25/2047 ^		2,921	2,599
Countrywide Home Loan Mortgage Pass-Through Trust
2.621% due 11/19/2033		428	422
2.718% due 09/25/2047 ^		7	7
2.760% due 11/25/2037		1,418	1,271
2.766% due 08/25/2034		257	236
5.750% due 07/25/2037 ^		10,551	10,036
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 03/25/2032		14	13
Credit Suisse Mortgage Capital Certificates
2.170% due 06/27/2037		4,908	4,847
2.732% due 04/26/2047		274	274
2.804% due 08/27/2036		11,787	11,501
Deutsche ALT-A Securities, Inc.
1.172% due 10/25/2047		8,211	6,269
Eurohome UK Mortgages PLC
0.733% due 06/15/2044	GBP	849	1,166
First Horizon Mortgage Pass-Through Trust
2.611% due 02/25/2034		$85	85
GSR Mortgage Loan Trust
6.000% due 03/25/2032		3	3
IndyMac Mortgage Loan Trust
0.662% due 07/25/2035		4	4
1.062% due 07/25/2045		192	167
JPMorgan Mortgage Trust
2.670% due 04/25/2037		337	298
MASTR Adjustable Rate Mortgages Trust
0.632% due 04/25/2046		11	8
2.500% due 10/25/2033		3,179	2,912
Merrill Lynch Alternative Note Asset Trust
0.602% due 04/25/2037		12,816	12,017
Merrill Lynch Mortgage Investors Trust
0.672% due 11/25/2035		1,320	1,254
0.672% due 08/25/2036		11	11
2.286% due 05/25/2033		256	249
Merrill Lynch Mortgage-Backed Securities Trust
3.040% due 04/25/2037 ^		31	26
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045		3,161	3,250
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		8,829	8,331
Sequoia Mortgage Trust
0.779% due 03/20/2035		47	43
2.387% due 01/20/2047 ^		17	14
Structured Adjustable Rate Mortgage Loan Trust
2.530% due 05/25/2034		148	152
Structured Asset Mortgage Investments Trust
1.102% due 02/19/2035		112	106
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.428% due 08/25/2032		23	23
WaMu Mortgage Pass-Through Certificates Trust
1.067% due 07/25/2047		1,362	1,107
1.137% due 10/25/2046 ^		18,441	14,675
1.825% due 01/25/2037 ^		7	6
1.972% due 04/25/2037 ^		23	19
2.151% due 08/25/2046		12,131	10,918
2.151% due 12/25/2046		554	512
2.185% due 12/25/2036 ^		7	6
2.429% due 10/25/2035		9,284	8,950
4.276% due 04/25/2037 ^		14,227	13,098
Washington Mutual Mortgage Pass-Through Certificates Trust
1.227% due 05/25/2046		9	6
2.193% due 02/25/2033		9	9
2.270% due 02/25/2033		11	11
Wells Fargo Alternative Loan Trust
2.768% due 07/25/2037 ^		274	234
6.250% due 07/25/2037 ^		9,195	8,490

Wells Fargo Commercial Mortgage Trust
3.244% due 12/15/2047	12,000	12,109

Total Non-Agency Mortgage-Backed Securities (Cost $168,132)		168,401

ASSET-BACKED SECURITIES 8.0%
ACE Securities Corp. Home Equity Loan Trust
2.222% due 10/25/2032	128	126
Argent Securities Trust
0.532% due 09/25/2036	1,571	615
Asset-Backed Funding Certificates Trust
1.322% due 02/25/2034	2,249	1,876
Carrington Mortgage Loan Trust
0.682% due 02/25/2037	7,685	5,523
Citigroup Mortgage Loan Trust, Inc.
0.582% due 09/25/2036	1,556	1,147
Countrywide Asset-Backed Certificates
0.562% due 05/25/2035	3,323	2,787
0.562% due 07/25/2037 ^	10,491	9,152
0.572% due 01/25/2037	568	546
0.572% due 06/25/2047 ^	9,049	8,127
0.602% due 06/25/2036	2,473	2,436
0.672% due 01/25/2046	10,000	6,728
0.702% due 09/25/2036	6,550	5,920
0.822% due 06/25/2036	1,100	804
1.517% due 12/25/2034	3,000	2,813
1.997% due 11/25/2034	1,600	1,259
5.397% due 04/25/2047 ^	757	831
Countrywide Asset-Backed Certificates Trust
1.547% due 12/25/2034	5,800	5,424
First Franklin Mortgage Loan Trust
1.142% due 03/25/2035	85	84
Fremont Home Loan Trust
0.752% due 01/25/2036	1,500	1,231
GSAA Home Equity Trust
0.542% due 04/25/2047	3,962	3,255
GSAA Trust
0.542% due 06/25/2036	1,819	862
GSAMP Trust
0.572% due 12/25/2046	804	447
HSI Asset Securitization Corp. Trust
0.532% due 12/25/2036	20,112	8,570
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.632% due 04/25/2037	686	435
JPMorgan Mortgage Acquisition Trust
0.562% due 10/25/2036	10,741	10,098
0.572% due 07/25/2036	1,797	945
MASTR Asset-Backed Securities Trust
0.662% due 03/25/2036	1,300	805
Morgan Stanley ABS Capital, Inc. Trust
0.552% due 01/25/2037	6,054	3,396
0.552% due 02/25/2037	11,119	8,210
0.637% due 03/25/2037	28,559	14,007
Morgan Stanley Mortgage Loan Trust
0.782% due 04/25/2037	930	470
Motor PLC
0.902% due 08/25/2021	1,046	1,045
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.752% due 10/25/2036 ^	3,227	1,347
Ownit Mortgage Loan Trust
1.022% due 10/25/2036 ^	1,079	849
People’s Choice Home Loan Securities Trust
1.142% due 05/25/2035 ^	500	467
RAAC Trust
0.762% due 11/25/2036	3,696	3,283
Race Point CLO Ltd.
1.637% due 12/15/2022	18,293	18,184
Renaissance Home Equity Loan Trust
5.893% due 06/25/2037 ^	13,194	6,762
Residential Asset Mortgage Products Trust
0.872% due 04/25/2035	1,893	1,868
2.297% due 10/25/2034	11,487	9,713
Residential Asset Securities Corp. Trust
0.662% due 10/25/2036	25,000	19,307
Securitized Asset-Backed Receivables LLC Trust
0.712% due 11/25/2035	13,568	12,807
Soundview Home Loan Trust
0.682% due 02/25/2037	2,682	1,163
Structured Asset Investment Loan Trust
0.782% due 10/25/2035	8,084	7,960
1.322% due 05/25/2035	1,400	1,174

1.622% due 12/25/2034		4,822	4,281

Total Asset-Backed Securities (Cost $198,404)			199,139

SOVEREIGN ISSUES 9.1%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	600	609
Autonomous Community of Catalonia
4.750% due 06/04/2018		200	230
4.950% due 02/11/2020		1,400	1,643
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (d)	BRL	166,650	37,781
0.000% due 01/01/2017 (d)		4,900	1,070
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		44,800	9,042
10.000% due 01/01/2025		328,300	59,372
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$9,200	9,767
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	900	654
Italy Buoni Poliennali Del Tesoro
4.000% due 02/01/2037	EUR	400	542
4.500% due 03/01/2024		59,500	80,358
Kommunalbanken A/S
0.983% due 03/27/2017		$2,700	2,708
Korea Development Bank
3.250% due 09/20/2016		500	507
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,300	1,298
Republic of Greece Government International Bond
3.000% due 02/24/2024	EUR	500	396
3.000% due 02/24/2029		1,400	983
3.000% due 02/24/2031		1,000	675
4.500% due 11/08/2016	JPY	610,000	4,821
4.750% due 04/17/2019	EUR	6,100	6,100
Slovenia Government International Bond
5.250% due 02/18/2024		$2,500	2,764
5.850% due 05/10/2023		4,200	4,793

Total Sovereign Issues (Cost $264,452)			226,113

SHORT-TERM INSTRUMENTS 11.4%
REPURCHASE AGREEMENTS (g) 3.7%			92,100

JAPAN TREASURY BILLS 7.4%
(0.022%) due 02/22/2016 (c)	JPY	22,290,000	185,454

U.S. TREASURY BILLS 0.3%
0.192% due 01/07/2016 - 01/28/2016 (c)		$6,684	6,684

Total Short-Term Instruments (Cost $280,422)			284,238

Total Investments in Securities (Cost $3,125,638)			3,056,305

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		13,306	131

Total Short-Term Instruments (Cost $132)			131

Total Investments in Affiliates (Cost $132)			131

Total Investments 122.8% (Cost $3,125,770)			$3,056,436
Financial Derivative Instruments (i)(j) 2.3% (Cost or Premiums, net $(12,721))			57,400
Other Assets and Liabilities, net (25.1%)			(624,665)

Net Assets 100.0%			$2,489,171

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
IND	0.400%	12/31/2015	01/04/2016	$32,200	U.S. Treasury Notes 2.375% due 08/15/2024	$(32,902)	$32,200	$32,202
NOM	0.500	12/31/2015	01/04/2016	59,900	U.S. Treasury Notes 2.125% due 05/15/2025	(61,184)	59,900	59,903

Total Repurchase Agreements						$(94,086)	$92,100	$92,105

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
IND	0.530%	12/03/2015	02/03/2016	$(6,526)	$(6,529)
	0.550	12/18/2015	01/15/2016	(1,417)	(1,418)
	0.590	12/09/2015	01/20/2016	(3,192)	(3,193)
JPS	0.360	12/18/2015	01/11/2016	(7,071)	(7,072)
SCX	0.400	12/15/2015	01/19/2016	(4,100)	(4,101)
	0.410	12/16/2015	01/22/2016	(4,273)	(4,274)
	0.420	12/16/2015	01/26/2016	(31,999)	(32,006)
	0.440	12/15/2015	01/05/2016	(12,000)	(12,003)
	0.470	12/09/2015	02/09/2016	(4,931)	(4,933)
	0.550	12/03/2015	02/03/2016	(109,948)	(110,001)
	0.560	12/04/2015	02/04/2016	(36,786)	(36,804)
	0.580	12/04/2015	02/04/2016	(9,652)	(9,657)
	0.580	12/11/2015	02/11/2016	(10,843)	(10,847)
	0.600	12/07/2015	01/19/2016	(19,303)	(19,312)
	0.620	12/09/2015	01/19/2016	(24,139)	(24,150)
	0.760	12/21/2015	01/21/2016	(7,491)	(7,493)

Total Reverse Repurchase Agreements					$(293,793)

(2)	As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(45,689) at a weighted average interest rate of 0.311%.

Short Sales:

Short Sales on U.S. Government Agencies*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.500%	02/01/2046	$211,800	$(217,660)	$(218,011)
Fannie Mae, TBA	4.000	01/01/2046	54,000	(57,172)	(57,132)
Fannie Mae, TBA	4.000	02/01/2046	144,700	(152,697)	(152,808)

Total Short Sales				$(427,529)	$(427,951)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $291,448 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$109.000	02/19/2016	6,238	$54	$47
Call - CBOT U.S. Treasury 10-Year Note March Futures	145.000	02/19/2016	4,474	38	70

				$92	$117

Total Purchased Options				$92	$117

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,969	$(803)	$0	$(74)
90-Day Eurodollar June Futures	Short	06/2016	72	(35)	0	(2)
90-Day Eurodollar March Futures	Short	03/2016	625	(265)	0	(16)
90-Day Eurodollar September Futures	Short	09/2016	10	(5)	0	0
Australia Government 10-Year Bond March Futures	Long	03/2016	39	14	0	(37)
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	531	165	0	0
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	407	115	0	0
E-mini S&P 500 Index March Futures	Long	03/2016	481	(412)	0	(462)
Euro STOXX 50 March Futures	Long	03/2016	691	19	0	(128)
Euro-Bobl March Futures	Long	03/2016	643	99	28	0
Euro-Bund 10-Year Bond March Futures	Long	03/2016	564	18	25	0
FTSE 100 Index March Futures	Long	03/2016	161	21	0	(130)
Nikkei 225 Index March Futures	Long	03/2016	125	(99)	0	(60)
Put Options Strike @ EUR 125.250 on Euro-Bobl 10-Year Bond March Futures	Long	02/2016	643	(1)	0	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	111	44	1	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	420	161	13	0
U.S. Treasury 2-Year Note March Futures	Long	03/2016	314	(59)	15	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	6,387	(1,946)	898	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	4,484	2,588	0	(1,331)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	300	294	300	0
United Kingdom Long Gilt March Futures	Short	03/2016	163	139	178	(79)

Total Futures Contracts				$52	$1,458	$(2,319)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$82,170	$3,234	$(2,426)	$80	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	105,700	1,476	(22)	177	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	511,600	2,994	(1,212)	77	0

				$7,704	$(3,660)	$334	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017		$2,525,300	$(578)	$(759)	$0	$(385)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,392,600	(15,093)	(8,349)	0	(601)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		123,200	1,674	(995)	192	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		834,700	(16,862)	(19,079)	0	(2,309)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		139,800	(2,824)	(2,001)	0	(1,183)
Receive	6-Month EUR-EURIBOR	0.950	03/25/2025	EUR	800	(9)	(5)	0	0
Receive	6-Month EUR-EURIBOR	1.000	03/16/2026		10,900	48	(75)	9	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	7,900	(131)	(68)	12	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		35,000	(1,041)	717	105	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		36,800	183	(350)	192	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		8,000	(234)	425	86	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021	MXN	254,000	103	(243)	22	0
Pay	28-Day MXN-TIIE	5.905	09/22/2021		266,000	146	44	24	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		309,400	(339)	(178)	42	0

						$(34,957)	$(30,916)	$684	$(4,478)

Total Swap Agreements						$(27,253)	$(34,576)	$1,018	$(4,478)

Cash of $3,907 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2016	AUD	9,510		$6,821	$0	$(109)
	02/2016		$6,811	AUD	9,510	109	0
BOA	01/2016	BRL	193,225		$48,700	164	(305)
	01/2016	DKK	1,545		224	0	(1)
	01/2016	EUR	236,784		252,456	0	(4,869)
	01/2016	GBP	916		1,388	38	0
	01/2016	JPY	57,764,080		470,775	0	(9,811)
	01/2016		$49,504	BRL	193,225	0	(663)
	01/2016		137,325	CAD	190,718	507	0
	01/2016		211,453	EUR	192,440	0	(2,319)
	01/2016		10,412	GBP	6,878	0	(273)
	01/2016		1,681	KRW	1,906,254	0	(60)
	02/2016	CAD	190,718		$137,340	0	(500)
	02/2016	DKK	1,030		151	1	0
	02/2016	EUR	192,440		211,603	2,325	0
	02/2016	THB	1,044,148		29,085	108	0
	02/2016		$37,622	BRL	151,577	314	0
	02/2016		8,396	HKD	65,049	1	0
	05/2016	BRL	94,942		$27,072	4,007	0
BPS	01/2016		20,410		5,216	57	0
	01/2016		$5,239	BRL	20,410	0	(80)
	01/2016		6,033	CNH	39,821	6	0
	01/2016		4,067	GBP	2,724	0	(52)
	01/2016		1,681	KRW	1,905,918	0	(60)
	01/2016		2,311	RUB	156,915	0	(166)
	02/2016	BRL	1,590		$394	0	(4)
	02/2016	COP	2,022,352		639	4	0
	02/2016	DKK	850		122	0	(2)
	02/2016	ILS	109,845		28,322	70	0
	02/2016	JPY	10,530,000		85,951	0	(1,743)
	02/2016		$1,850	COP	5,908,589	4	0
	03/2016	PEN	419		$122	1	0
	03/2016	RUB	43,206		593	12	0
	07/2016	BRL	156,684		43,560	6,239	0
	08/2016	CNH	92,638		14,000	232	0
	10/2016	BRL	37,240		8,939	343	0
BRC	01/2016	KRW	5,137,944		4,369	0	0
	01/2016		$1,712	CAD	2,378	7	0
	01/2016		5,230	KRW	5,929,774	0	(187)
	02/2016	BRL	15,051		$3,744	0	(23)
	02/2016		$1,897	CZK	47,287	7	0
	02/2016		6,577	HKD	50,964	2	0
	02/2016		1,084	SGD	1,532	0	(5)
	02/2016		1,130	THB	40,900	5	0
	03/2016	RUB	35,450		$475	0	(1)
CBK	01/2016	AUD	401		292	0	0
	01/2016	BRL	214,300		54,881	714	0
	01/2016	CAD	3,594		2,588	0	(10)
	01/2016	CHF	2,533		2,561	32	0
	01/2016	CZK	4,309		174	1	0
	01/2016	DKK	29,485		4,557	263	0
	01/2016	EUR	1,452		1,585	7	0
	01/2016	GBP	150,926		227,948	5,453	0
	01/2016	HKD	8,495		1,096	0	0
	01/2016	ILS	1,424		365	0	(1)
	01/2016	INR	1,538,353		23,164	0	(23)
	01/2016	RUB	22,836		331	19	0
	01/2016	SGD	256		181	0	0
	01/2016		$53,854	BRL	214,300	314	0
	01/2016		24,178	EUR	22,755	555	(4)
	01/2016		38,486	JPY	4,745,600	996	0
	01/2016		134	TRY	392	0	0
	01/2016		309	ZAR	4,808	2	0

	02/2016	AUD	11,394		$8,326	38	0
	02/2016	CZK	225,754		8,985	0	(104)
	02/2016	DKK	2,285		336	3	0
	02/2016	SEK	6,075		713	0	(7)
	02/2016		$38,761	AUD	55,176	1,373	0
	02/2016		7,472	CAD	10,221	0	(85)
	02/2016		1,666	CHF	1,645	0	(22)
	02/2016		263	CZK	6,554	1	0
	02/2016		1,233	GBP	826	0	(15)
	02/2016		1,967	HKD	15,236	0	0
	02/2016		1,183	ILS	4,578	0	(5)
	02/2016		4,345	NOK	37,520	0	(107)
	02/2016		19,895	SEK	172,362	546	0
	05/2016	HUF	138,514		$480	3	0
	10/2016	BRL	39,780		9,485	303	0
DUB	01/2016		159,309		40,798	531	0
	01/2016	INR	9,780		147	0	0
	01/2016	KRW	749,969		638	0	0
	01/2016	MYR	6,371		1,484	8	0
	01/2016	PHP	5,279		112	0	0
	01/2016		$41,461	BRL	159,309	0	(1,193)
	01/2016		1,417	GBP	949	0	(18)
	01/2016		1,681	KRW	1,904,993	0	(61)
	01/2016		162	PHP	7,717	2	0
	02/2016	BRL	75,066		$18,970	183	0
	02/2016	CHF	34,020		34,076	57	0
	02/2016	DKK	1,375		195	0	(5)
	02/2016	THB	25,345		701	0	(2)
	02/2016	TWD	87,258		2,635	0	(9)
	02/2016		$1,241	CHF	1,226	0	(15)
	02/2016		398	IDR	5,587,920	0	(1)
	02/2016		1,699	SEK	14,740	49	0
	02/2016		763	THB	27,628	4	0
	02/2016		2,787	TWD	91,553	0	(13)
	10/2016	CNH	846,130		$129,427	4,216	0
	01/2017	BRL	4,900		1,162	59	0
FBF	01/2016		6,331		1,621	21	0
	01/2016		$1,656	BRL	6,331	0	(56)
	01/2016		17,622	KRW	20,032,424	0	(586)
	01/2016		1,111	RUB	72,448	0	(121)
	03/2016	RUB	45,851		$637	21	0
GLM	01/2016	DKK	14,635		2,272	140	0
	01/2016	INR	87,060		1,294	0	(18)
	01/2016	MYR	2,809		664	13	0
	01/2016	PHP	571,982		12,145	0	(31)
	01/2016		$3,411	EUR	3,155	30	(13)
	01/2016		1,364	INR	91,431	14	0
	01/2016		9,201	KRW	10,650,034	15	(159)
	01/2016		6,939	MYR	29,786	8	(44)
	01/2016		1,340	PHP	63,569	13	0
	02/2016	IDR	33,479,887		$2,374	5	(11)
	02/2016		$283	CZK	6,953	0	(3)
	02/2016		141	IDR	1,990,920	1	0
	02/2016		721	ILS	2,783	0	(5)
	02/2016		375	THB	13,466	0	(1)
	02/2016		10,838	TWD	355,130	0	(76)
	03/2016	MXN	22,230		$1,289	5	0
	03/2016	RUB	61,675		859	30	0
	03/2016		$11,066	MXN	189,753	0	(110)
	05/2016	PLN	4,993		$1,234	0	(36)
	05/2016		$760	HUF	223,007	8	0
	10/2016	BRL	20,000		$4,906	290	0
HUS	01/2016		582,000		204,699	57,590	0
	01/2016	CNH	407,334		62,379	604	0
	01/2016		$149,051	BRL	582,000	0	(1,942)
	01/2016		23,146	CNH	150,999	0	(246)
	01/2016		3,582	KRW	4,146,167	5	(61)
	01/2016		1,596	MYR	6,896	2	0
	01/2016		146	PHP	6,921	1	0
	02/2016	HKD	768,537		$99,211	3	0
	02/2016	IDR	2,530,702		179	0	(1)
	02/2016	TWD	164,936		4,992	0	(6)
	02/2016		$7,119	TWD	233,571	0	(41)
	03/2016		149	PEN	500	0	(4)
	04/2016		615	CLP	441,448	1	0
	08/2016	CNH	140,801		$21,285	358	0
	01/2021	BRL	3,920		604	37	0
JPM	01/2016		63,600		20,586	4,510	0
	01/2016	DKK	43,064		6,637	366	0
	01/2016	KRW	135,267,402		115,004	0	(29)
	01/2016	MYR	10,127		2,377	30	0
	01/2016	RUB	681,762		9,570	252	0
	01/2016	TRY	1,155		396	2	0
	01/2016		$16,288	BRL	63,600	0	(212)
	01/2016		1,655	CHF	1,645	0	(12)
	01/2016		6,302	CNH	41,375	0	(27)

	01/2016		2,384	DKK	16,203	0	(25)
	01/2016		12,403	EUR	11,389	22	(48)
	01/2016		26,762	JPY	3,284,900	567	0
	01/2016		21,841	KRW	24,655,915	0	(873)
	02/2016	AUD	200		$141	0	(4)
	02/2016	CAD	5,232		3,926	144	0
	02/2016	CZK	6,350		250	0	(6)
	02/2016	DKK	2,930		429	2	0
	02/2016	HKD	8,496		1,097	0	0
	02/2016	SEK	13,740		1,619	0	(11)
	02/2016	THB	43,728		1,215	1	0
	02/2016	TWD	3,756,479		115,208	1,369	0
	02/2016		$3,111	CAD	4,150	0	(112)
	02/2016		8,397	DKK	58,121	76	0
	02/2016		5,532	HKD	42,863	1	0
	02/2016		9,361	ILS	36,294	1	(27)
	02/2016		1,152	NZD	1,766	54	0
	02/2016		509	THB	18,346	0	0
	04/2016	DKK	16,203		$2,391	25	0
	04/2016		$1,575	CLP	1,131,153	4	0
	04/2016		7,688	RUB	566,647	0	(130)
	05/2016	BRL	129,757		$36,810	5,288	0
	05/2016		$825	ZAR	12,257	0	(51)
	08/2016		24,962	CNH	168,057	15	0
	10/2016	BRL	56,300		$13,379	383	0
MSB	01/2016		457,973		117,285	1,525	0
	01/2016	CAD	195,444		146,822	5,575	0
	01/2016		$116,536	BRL	457,973	320	(1,098)
	01/2016		194,815	GBP	131,589	0	(827)
	01/2016		383,855	JPY	46,454,880	2,641	0
	01/2016		9,003	KRW	10,386,737	0	(170)
	02/2016	AUD	406		$290	0	(5)
	02/2016	GBP	131,589		194,828	824	0
	02/2016	JPY	56,869,280		468,768	0	(4,691)
	02/2016	NOK	1,030		117	1	0
	02/2016		$9,517	CAD	12,633	0	(387)
	02/2016		401	ILS	1,555	0	(1)
	03/2016		129	PLN	512	1	0
	03/2016	ZAR	18,718		$1,220	25	0
	05/2016	BRL	31,880		9,048	1,303	0
	10/2016		13,330		3,266	189	0
NGF	01/2016		$5,230	KRW	5,932,128	0	(185)
SCX	01/2016	KRW	3,358,491		$2,899	43	0
	01/2016	MYR	283,390		64,532	0	(1,140)
	01/2016	NOK	940		107	1	0
	01/2016	RUB	10,858		168	20	0
	01/2016		$3,391	CAD	4,726	25	0
	01/2016		6,359	CNH	41,368	0	(86)
	01/2016		15,791	JPY	1,911,100	109	0
	01/2016		2,568	KRW	2,935,481	0	(72)
	01/2016		677	MYR	2,853	0	(16)
	01/2016		346	PHP	16,300	1	0
	01/2016		2,944	TRY	8,690	22	0
	02/2016	AUD	55,344		$39,728	0	(528)
	02/2016	NZD	334		221	0	(7)
	02/2016	SGD	11,409		8,104	71	0
	02/2016		$3,548	CAD	4,883	0	(19)
	02/2016		1,220	CHF	1,198	0	(23)
	02/2016		322	CZK	7,907	0	(4)
	05/2016	PLN	8,071		$2,017	0	(36)
	05/2016		$11,631	ZAR	172,942	0	(713)
	05/2016	ZAR	8,061		$544	36	0
	08/2016	CNH	69,158		10,450	171	0
	10/2016		161,837		24,787	839	0
SOG	01/2016		$4,241	PHP	200,833	34	0
	01/2016		7,399	RUB	486,092	0	(755)
	02/2016	COP	1,276,856		$401	0	0
	02/2016		$188	CZK	4,666	0	0
	04/2016	CLP	17,159,264		$24,111	156	(1)
	08/2016	CNH	24,464		3,700	64	0
UAG	01/2016	BRL	27,500		8,898	1,947	0
	01/2016	DKK	15,830		2,321	16	0
	01/2016	JPY	1,055,700		8,584	0	(199)
	01/2016	SEK	4,590		537	0	(7)
	01/2016		$6,888	AUD	9,510	42	0
	01/2016		7,043	BRL	27,500	0	(92)
	01/2016		7,448	EUR	7,045	208	0
	01/2016		10,724	GBP	7,123	0	(224)
	01/2016		7,406	INR	491,109	17	(21)
	01/2016		19,855	JPY	2,423,300	306	0
	01/2016		418	KRW	472,131	0	(17)
	01/2016		5,333	MYR	22,991	16	(21)
	01/2016		279	PHP	13,195	2	0
	02/2016	IDR	7,633,835		$537	0	(6)
	02/2016	SEK	2,490		287	0	(8)
	02/2016		$2,350	CHF	2,395	45	0
	02/2016		11,903	IDR	167,946,779	37	0
	02/2016		1,436	THB	51,802	2	(1)
	08/2016	CNH	20,260		$3,065	54	0

Total Forward Foreign Currency Contracts						$119,310	$(39,431)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BRC	Put - OTC CDX.IG-25 5-Year Index	Buy	1.750%	01/20/2016	$250,000	$25	$0

Foreign Currency Barrier Options

Counterparty	Description	Barrier Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD D&O @ 1.100	$1.045	04/01/2016	EUR	59,200	$97	$196

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.050	01/08/2016	EUR	20,900	$201	$1
BPS	Put - OTC EUR versus USD		1.040	01/04/2016		42,816	315	0
	Put - OTC EUR versus USD		1.050	01/08/2016		20,800	206	1
	Put - OTC USD versus CNH	CNH	6.434	08/17/2016		$14,000	90	73
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		20,900	119	114
	Put - OTC USD versus CNH		6.442	08/17/2016		13,900	73	76
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		16,167	437	494
	Call - OTC USD versus CNH		7.400	02/02/2016		16,167	96	1
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		3,700	20	20
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		16,167	340	281
	Call - OTC USD versus CNH		7.500	02/02/2016		16,167	88	1

							$1,985	$1,062

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$130,200	$249	$25
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	32,800	1,635	690
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	24,700	1,233	554
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	23,300	638	268
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	363,300	400	0
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	468,800	1,102	5
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	461,900	1,201	15
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	319,900	2,315	1,230

							$8,773	$2,787

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC Fannie Mae 3.500% due 02/01/2046	$122.000	02/04/2016	$150,000	$6	$0

Total Purchased Options					$10,886	$4,045

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$11,700	$(21)	$(10)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	38,000	(68)	(32)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	14,900	(25)	(24)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	5,500	(12)	(4)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	29,000	(17)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	29,000	(55)	(44)

						$(198)	$(114)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.103	01/08/2016	EUR	20,900	$(201)	$(16)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$3,735	(119)	(191)
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		20,400	(1,118)	(1,496)
BPS	Put - OTC EUR versus USD		$1.010	01/04/2016	EUR	64,223	(146)	0
	Call - OTC EUR versus USD		1.102	01/08/2016		20,800	(206)	(17)
	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		$14,000	(174)	(175)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		5,373	(692)	(586)
	Put - OTC USD versus BRL		5.000	10/19/2017		5,373	(801)	(719)
FBF	Put - OTC USD versus BRL		3.800	01/27/2016		25,300	(372)	(187)
	Call - OTC USD versus BRL		5.000	10/19/2017		16,121	(2,043)	(1,758)
	Put - OTC USD versus BRL		5.000	10/19/2017		16,121	(2,432)	(2,158)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	10,400	(680)	(1,017)
	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		$20,900	(247)	(267)
	Call - OTC USD versus CNH		6.975	08/17/2016		13,900	(162)	(176)
JPM	Call - OTC EUR versus USD		$1.130	03/04/2016	EUR	25,300	(202)	(102)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$7,680	(247)	(392)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		32,334	(341)	(31)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	9,500	(675)	(929)
	Call - OTC USD versus CNH	CNH	6.976	08/17/2016		$3,700	(43)	(47)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		32,334	(296)	(18)

							$(11,197)	$(10,282)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$8,100	$(16)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	77,500	(1,230)	(300)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	11,000	(199)	(53)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	13,300	(228)	(59)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	36,900	(533)	(157)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	27,700	(249)	(88)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530	02/29/2016	34,400	(137)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	60,200	(853)	(233)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	42,900	(624)	(182)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	78,600	(746)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	23,300	(643)	(416)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	460,700	(968)	(13)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	461,900	(970)	(34)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	72,700	(2,312)	(1,342)

							$(9,708)	$(2,877)

Total Written Options							$(21,103)	$(13,273)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	1.169%	EUR	2,600	$(20)	$16	$0	$(4)
BPS	Volkswagen International Finance NV	1.000	06/20/2016	0.913		600	(2)	3	1	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169		1,100	(14)	13	0	(1)
BRC	Brazil Government International Bond	1.000	12/20/2016	2.151		$1,500	(19)	3	0	(16)
CBK	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	600	(5)	4	0	(1)
DUB	Brazil Government International Bond	1.000	12/20/2016	2.151		$1,200	(15)	2	0	(13)
GST	Brazil Government International Bond	1.000	12/20/2016	2.151		4,200	(55)	10	0	(45)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	1,100	(14)	12	0	(2)
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		100	(2)	1	0	(1)
JPM	Brazil Government International Bond	1.000	12/20/2016	2.151		$1,800	(21)	2	0	(19)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	200	(2)	2	0	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		500	(11)	8	0	(3)
MYC	Volkswagen International Finance NV	1.000	12/20/2016	1.169		600	(6)	5	0	(1)

							$(186)	$81	$1	$(106)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$8,629	$(1,727)	$72	$0	$(1,655)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	13,700	1,858	(205)	1,653	0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	17,258	(3,497)	188	0	(3,309)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	18,700	2,543	(287)	2,256	0

					$(823)	$(232)	$3,909	$(4,964)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.338%	11/15/2030	GBP	260	$3	$2	$5	$0
	Pay	1-Year BRL-CDI	12.810	01/04/2021		335,100	499	(9,605)	0	(9,106)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	18,400	(17)	(37)	0	(54)
BPS	Pay	1-Year BRL-CDI	0.710	01/02/2018	BRL	175,200	(47)	(418)	0	(465)
	Pay	1-Year BRL-CDI	15.500	01/04/2021		124,700	14	(3,491)	0	(3,477)
CBK	Pay	1-Month GBP-UKRPI	12.600	06/15/2030	GBP	280	0	14	14	0
	Pay	1-Month GBP-UKRPI	3.400	11/15/2030		12,410	(21)	125	104	0
	Pay	1-Year BRL-CDI	3.300	01/02/2018	BRL	154,900	(35)	(376)	0	(411)
	Pay	1-Year BRL-CDI	15.500	01/04/2021		32,900	(6)	(787)	0	(793)
	Receive	3-Month EUR-EXT-CPI Index	12.810	03/31/2020	EUR	18,400	(3)	(236)	0	(239)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	3,452	(5)	34	29	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	2,100	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		246,300	(2,159)	(571)	0	(2,730)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		147,900	227	(3,890)	0	(3,663)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	4	5	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	54,800	0	(146)	0	(146)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		77,600	18	(1,876)	0	(1,858)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	4,970	0	48	48	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	137,900	0	(81)	0	(81)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		91,600	20	(263)	0	(243)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		155,800	(1)	(4,023)	0	(4,024)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	31,200	(60)	(85)	0	(145)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		35,100	(2)	(3)	0	(5)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		72,500	(6)	(943)	0	(949)
HUS	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	116,700	(5)	(63)	0	(68)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		198,100	(38)	(5,358)	0	(5,396)
MYC	Pay	1-Year BRL-CDI	15.500	01/02/2018		119,700	26	(344)	0	(318)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		15,500	10	(437)	0	(427)

							$(1,587)	$(32,807)	$205	$(34,599)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Total Return Index	20,407	1-Month USD-LIBOR plus a specified spread	01/15/2016	$77,901		$(59)	$0	$(59)
	Pay	NDDUWXUS Index	50,359	1-Month USD-LIBOR plus a specified spread	01/29/2016	238,873		(1,987)	0	(1,987)
	Pay	NDUEEGF Index	41,640	1-Month USD-LIBOR plus a specified spread	01/29/2016	13,932		(199)	0	(199)
	Pay	S&P 500 Total Return Index	21,424	1-Month USD-LIBOR plus a specified spread	01/29/2016	81,783		(63)	0	(63)
	Pay	NDUEEGF Index	31,654	1-Month USD-LIBOR plus a specified spread	02/29/2016	11,060		320	320	0
	Receive	RALVEIUT Index	1,565,405	1-Month USD-LIBOR plus a specified spread	02/29/2016	183,293		880	880	0
	Receive	RALVEIET Index	2,188,134	1-Month USD-LIBOR plus a specified spread	04/29/2016	180,431		(2,899)	0	(2,899)
	Receive	RALVEIUT Index	587,727	1-Month USD-LIBOR plus a specified spread	04/29/2016	68,817		332	332	0
	Pay	NDDUWXUS Index	68,137	1-Month USD-LIBOR plus a specified spread	01/19/2017	329,999		4,153	4,153	0
BPS	Pay	S&P 500 Total Return Index	70,570	1-Month USD-LIBOR plus a specified spread	01/19/2017	275,538		5,970	5,970	0
BRC	Receive	RALVEIUT Index	2,347,765	1-Month USD-LIBOR plus a specified spread	01/15/2016	275,088		1,193	1,193	0
	Receive	RALVEIET Index	226,802	1-Month USD-LIBOR plus a specified spread	02/29/2016	18,750		(343)	0	(343)
	Receive	RALVEIUT Index	690,209	1-Month USD-LIBOR plus a specified spread	04/29/2016	80,817		387	387	0
CBK	Receive	RALVEIIT Index	3,531,675	1-Month USD-LIBOR plus a specified spread	01/29/2016	361,114		9,831	9,831	0
	Receive	RALVEIUT Index	3,558,570	1-Month USD-LIBOR plus a specified spread	01/29/2016	417,416		2,257	2,257	0
	Receive	RALVEIIT Index	1,103,123	1-Month USD-LIBOR plus a specified spread	02/29/2016	116,975		(1,146)	0	(1,146)
	Receive	RALVEIIT Index	279,471	1-Month USD-LIBOR plus a specified spread	04/29/2016	29,635		(292)	0	(292)
	Pay	S&P 500 Total Return Index	24,485	1-Month USD-LIBOR plus a specified spread	04/29/2016	95,071		1,553	1,553	0
DUB	Pay	NDUEEGF Index	314,869	1-Month USD-LIBOR plus a specified spread	01/19/2017	109,400		2,555	2,555	0
FBF	Pay	NDDUWXUS Index	18,063	1-Month USD-LIBOR plus a specified spread	01/15/2016	84,438		(1,937)	0	(1,937)
	Pay	NDUEEGF Index	66,644	1-Month USD-LIBOR plus a specified spread	01/15/2016	22,298		(297)	0	(297)
	Receive	RALVEIET Index	492,971	1-Month USD-LIBOR plus a specified spread	01/15/2016	38,081		975	975	0
	Receive	RALVEIIT Index	1,654,724	1-Month USD-LIBOR plus a specified spread	01/15/2016	168,164		4,599	4,599	0
	Receive	RALVEIET Index	2,080,716	1-Month USD-LIBOR plus a specified spread	01/29/2016	164,834		4,106	4,106	0
	Pay	NDUEEGF Index	86,893	1-Month USD-LIBOR plus a specified spread	02/29/2016	30,361		878	878	0
	Pay	NDDUWXUS Index	11,315	1-Month USD-LIBOR plus a specified spread	04/29/2016	55,121		1,012	1,012	0
	Pay	NDUEEGF Index	133,882	1-Month USD-LIBOR plus a specified spread	04/29/2016	46,780		1,356	1,356	0
	Receive	RALVEIIT Index	1,153,204	1-Month USD-LIBOR plus a specified spread	04/29/2016	122,286		(1,210)	0	(1,210)
	Pay	NDUEEGF Index	193,288	1-Month USD-LIBOR less a specified spread	07/29/2016	67,537		1,935	1,935	0
	Receive	RALVEIIT Index	5,884,581	1-Month USD-LIBOR plus a specified spread	01/19/2017	620,718		(2,853)	0	(2,853)
GST	Receive	RALVEIIT Index	623,718	1-Month USD-LIBOR plus a specified spread	03/15/2016	63,775		1,733	1,733	0
	Pay	NDDUWXUS Index	8,010	1-Month USD-LIBOR plus a specified spread	04/29/2016	39,020		715	715	0
	Receive	RALVEIET Index	2,434,394	1-Month USD-LIBOR plus a specified spread	01/19/2017	201,300		(3,685)	0	(3,685)
	Receive	RALVEIUT Index	3,826,768	1-Month USD-LIBOR plus a specified spread	01/19/2017	451,367		(1,098)	0	(1,098)
JPM	Pay	S&P 500 Total Return Index	56,643	1-Month USD-LIBOR plus a specified spread	01/15/2016	217,600		1,285	1,285	0
	Pay	NDUEEGF Index	208,827	1-Month USD-LIBOR plus a specified spread	01/29/2016	69,869		(990)	0	(990)
	Receive	RALVEIET Index	798,763	1-Month USD-LIBOR plus a specified spread	02/29/2016	66,034		(1,214)	0	(1,214)
	Pay	NDUEEGF Index	10,403	1-Month USD-LIBOR plus a specified spread	04/29/2016	3,635		106	106	0
	Receive	RALVEIET Index	892,711	1-Month USD-LIBOR plus a specified spread	04/29/2016	73,800		(1,352)	0	(1,352)

								$26,507	$48,131	$(21,624)

Total Swap Agreements							$(2,596)	$(6,451)	$52,246	$(61,293)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$11,032	$174	$11,206
Corporate Bonds & Notes
Banking & Finance	364	465,992	0	466,356
Industrials	0	68,407	0	68,407
Utilities	0	107,892	0	107,892
Municipal Bonds & Notes
California	0	982	0	982
Illinois	0	2,678	0	2,678
Ohio	0	173	0	173
U.S. Government Agencies	0	59,067	0	59,067
U.S. Treasury Obligations	0	1,461,653	0	1,461,653
Non-Agency Mortgage-Backed Securities	0	168,401	0	168,401
Asset-Backed Securities	0	199,139	0	199,139
Sovereign Issues	0	226,113	0	226,113
Short-Term Instruments
Repurchase Agreements	0	92,100	0	92,100
Japan Treasury Bills	0	185,454	0	185,454
U.S. Treasury Bills	0	6,684	0	6,684
	$364	$3,055,767	$174	$3,056,305

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	131	0	0	131

Total Investments	$495	$3,055,767	$174	$3,056,436

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(427,951)	$0	$(427,951)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,458	1,135	0	2,593
Over the counter	0	175,601	0	175,601
	$1,458	$176,736	$0	$178,194

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,319)	(4,478)	0	(6,797)
Over the counter	0	(113,997)	0	(113,997)

	$(2,319)	$(118,475)	$0	$(120,794)

Totals	$(366)	$2,686,077	$174	$2,685,885

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Asset Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 148.6%
BANK LOAN OBLIGATIONS 0.3%
Hellenic Republic
3.930% due 03/30/2016 (e)	EUR	6,000	$6,350

Total Bank Loan Obligations (Cost $6,362)			6,350

CORPORATE BONDS & NOTES 8.0%
BANKING & FINANCE 5.8%
Ally Financial, Inc.
2.750% due 01/30/2017		$9,700	9,700
3.250% due 02/13/2018		5,150	5,137
3.500% due 07/18/2016		3,000	3,015
6.250% due 12/01/2017		6,000	6,308
Banco Popolare SC
3.500% due 03/14/2019	EUR	100	112
Banco Santander Chile
1.915% due 01/19/2016		$1,200	1,199
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	800	816
Bank of America Corp.
3.875% due 08/01/2025		$11,600	11,800
4.100% due 07/24/2023		2,100	2,176
4.125% due 01/22/2024		2,000	2,070
Bank of America N.A.
0.764% due 05/08/2017		1,500	1,497
Barclays Bank PLC
2.010% due 12/21/2020	MXN	7,500	424
7.625% due 11/21/2022		$7,339	8,371
7.750% due 04/10/2023		4,970	5,312
Barclays PLC
8.000% due 12/15/2020 (d)	EUR	4,800	5,671
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$500	552
BPCE S.A.
4.625% due 07/11/2024		4,100	3,996
CIT Group, Inc.
4.250% due 08/15/2017		100	103
Citigroup, Inc.
0.849% due 05/01/2017		2,300	2,290
2.650% due 10/26/2020		3,300	3,280
Credit Agricole S.A.
6.625% due 09/23/2019 (d)		1,400	1,381
7.875% due 01/23/2024 (d)		9,700	9,949
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		400	387
3.800% due 09/15/2022		2,300	2,302
Goldman Sachs Group, Inc.
1.712% due 09/15/2020		10,700	10,735
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	3,200	5,559
7.000% due 04/07/2038		400	772
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$700	700
6.500% due 02/24/2021		1,900	2,158
Lloyds Bank PLC
9.875% due 12/16/2021		500	535
7Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	11,700	18,108
7.875% due 06/27/2029 (d)		2,200	3,442
Nova Ljubljanska Banka dd
2.875% due 07/03/2017	EUR	150	166
Novo Banco S.A.
5.000% due 05/14/2019		1,700	1,619
Royal Bank of Scotland Group PLC
8.000% due 08/10/2025 (d)		$600	636
State Bank of India
2.467% due 01/21/2016		850	850

Vornado Realty LP
2.500% due 06/30/2019		500	493

			133,621

INDUSTRIALS 1.9%
Actavis Funding SCS
3.000% due 03/12/2020		11,400	11,419
3.800% due 03/15/2025		2,700	2,692
California Resources Corp.
6.000% due 11/15/2024 (g)		506	156
8.000% due 12/15/2022 (g)		1,355	716
Canadian Natural Resources Ltd.
0.978% due 03/30/2016		300	299
Chesapeake Energy Corp.
3.571% due 04/15/2019		100	28
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	400	404
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$3,000	2,999
2.850% due 10/05/2018		3,000	3,001
Numericable-SFR S.A.S.
4.875% due 05/15/2019		200	199
Sabine Pass LNG LP
7.500% due 11/30/2016		450	450
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		9,500	9,448
2.700% due 04/01/2020		8,200	8,108
3.150% due 04/01/2022		2,800	2,757

			42,676

UTILITIES 0.3%
AT&T, Inc.
1.023% due 03/30/2017		1,500	1,497
BG Energy Capital PLC
6.500% due 11/30/2072		600	634
Petrobras Global Finance BV
2.886% due 03/17/2017		3,000	2,756
3.000% due 01/15/2019		100	76
3.250% due 03/17/2017		200	185
3.250% due 04/01/2019	EUR	200	160
3.750% due 01/14/2021		200	146
4.375% due 05/20/2023		$100	66
6.250% due 12/14/2026	GBP	300	289
Sprint Communications, Inc.
9.125% due 03/01/2017		$900	916

			6,725

Total Corporate Bonds & Notes (Cost $186,886)			183,022

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
0.702% due 09/25/2031		51	50
0.782% due 10/25/2029		362	359
11.617% due 05/15/2035		51	55
Small Business Administration
5.902% due 02/10/2018		152	161

Total U.S. Government Agencies (Cost $602)			625

U.S. TREASURY OBLIGATIONS 120.1%
U.S. Treasury Bonds
3.000% due 11/15/2045 (g)		7,700	7,664
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (i)(k)		942	941
0.125% due 04/15/2018 (i)(k)		12,551	12,526
0.125% due 04/15/2019 (g)(i)		69,113	68,690
0.125% due 04/15/2020 (k)		203	200
0.125% due 07/15/2022 (g)		128,735	124,803
0.125% due 01/15/2023		206	198
0.125% due 07/15/2024		2,273	2,158
0.375% due 07/15/2023		22,583	22,055
0.625% due 07/15/2021		7,280	7,327
0.625% due 02/15/2043		26,376	22,289
0.750% due 02/15/2042		128,743	112,951
0.750% due 02/15/2045 (g)(k)		379,600	330,425
1.375% due 02/15/2044 (g)		376,966	382,944
1.625% due 01/15/2018 (i)(k)		1,022	1,054
1.750% due 01/15/2028		38,585	42,133
1.875% due 07/15/2019 (i)(k)		1,225	1,299
2.000% due 01/15/2016 (i)(k)		959	958
2.000% due 01/15/2026 (g)		174,582	193,856
2.125% due 02/15/2040		61,393	72,195

2.125% due 02/15/2041		42,568	50,334
2.375% due 01/15/2025 (g)(k)		89,762	101,991
2.375% due 01/15/2027 (g)		223,505	258,233
2.500% due 07/15/2016 (i)(k)		8,890	9,036
2.500% due 01/15/2029 (g)		300,764	356,137
3.625% due 04/15/2028 (g)		259,938	339,652
3.875% due 04/15/2029 (g)		176,865	240,171

Total U.S. Treasury Obligations (Cost $2,928,909)			2,762,220

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Adjustable Rate Mortgage Trust
2.797% due 11/25/2035 ^		552	473
2.819% due 01/25/2036 ^		248	219
Banc of America Funding Ltd.
0.503% due 10/03/2039		1,209	1,189
Banc of America Funding Trust
2.621% due 03/20/2036		401	371
Banc of America Re-REMIC Trust
5.651% due 02/17/2051		695	704
Citigroup Mortgage Loan Trust, Inc.
2.070% due 09/25/2035		76	74
2.430% due 09/25/2035		352	353
2.660% due 05/25/2035		80	80
2.756% due 12/25/2035 ^		442	344
Countrywide Alternative Loan Trust
1.257% due 12/25/2035		481	404
2.673% due 02/25/2037 ^		323	291
GMAC Mortgage Corp. Loan Trust
3.036% due 11/19/2035		391	366
3.207% due 06/19/2035		742	730
GSR Mortgage Loan Trust
2.793% due 09/25/2035		121	122
HomeBanc Mortgage Trust
0.692% due 10/25/2035		80	75
Marche Mutui SRL
0.339% due 10/27/2065	EUR	329	357
0.342% due 02/25/2055		942	1,003
2.189% due 01/27/2064		1,932	2,131
Merrill Lynch Mortgage Investors Trust
1.082% due 09/25/2029		$397	397
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045		683	703
Prime Mortgage Trust
5.000% due 02/25/2019		2	2
Residential Accredit Loans, Inc. Trust
0.602% due 06/25/2046		230	98
Residential Asset Securitization Trust
0.872% due 12/25/2036 ^		454	129
5.000% due 08/25/2019		78	78
6.250% due 10/25/2036 ^		338	284
Structured Adjustable Rate Mortgage Loan Trust
2.583% due 02/25/2035		826	795
2.719% due 07/25/2035 ^		232	200
Thornburg Mortgage Securities Trust
1.162% due 09/25/2044		321	299
Trinity Square PLC
1.786% due 07/15/2051	GBP	8,300	12,135
Wachovia Mortgage Loan Trust LLC
2.719% due 10/20/2035		$248	241
WaMu Mortgage Pass-Through Certificates Trust
0.682% due 11/25/2045		467	440
0.692% due 12/25/2045		147	138
0.712% due 07/25/2045		44	42
0.742% due 08/25/2045		858	804
0.842% due 06/25/2044		1,279	1,160
2.522% due 09/25/2033		119	121
Wells Fargo Mortgage-Backed Securities Trust
2.780% due 07/25/2034		180	183

Total Non-Agency Mortgage-Backed Securities (Cost $27,976)			27,535

ASSET-BACKED SECURITIES 6.2%
ACE Securities Corp. Home Equity Loan Trust
0.482% due 10/25/2036		56	30
Bear Stearns Asset-Backed Securities Trust
1.422% due 10/25/2037		1,391	1,294
2.522% due 03/25/2035		2,249	2,118
BlackRock Senior Income
0.557% due 04/20/2019		69	69
Carlyle Global Market Strategies CLO Ltd.
1.547% due 04/20/2022		16,400	16,323
CIFC Funding Ltd.
1.802% due 12/05/2024		14,100	14,047

Citigroup Mortgage Loan Trust, Inc.
1.042% due 07/25/2035		5,000	4,209
1.397% due 05/25/2035		3,537	3,368
Countrywide Asset-Backed Certificates
0.672% due 04/25/2036		57	57
Credit-Based Asset Servicing and Securitization LLC
0.482% due 11/25/2036		28	16
First Franklin Mortgage Loan Trust
1.002% due 09/25/2035		7,000	5,957
Fortress Credit Investments Ltd.
1.565% due 07/17/2023		4,279	4,278
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023		2,716	2,713
GSAMP Trust
0.562% due 06/25/2036		2,623	2,251
JPMorgan Mortgage Acquisition Trust
0.592% due 04/25/2036		1,784	1,757
LCM LP
1.521% due 07/14/2022		5,273	5,269
1.575% due 10/19/2022		15,400	15,301
Madison Park Funding Ltd.
1.652% due 08/15/2022		10,300	10,278
MASTR Specialized Loan Trust
1.622% due 07/25/2035		1,417	1,202
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		911	456
Mountain View Funding CLO Ltd.
0.581% due 04/15/2019		178	177
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.457% due 02/25/2035		4,350	4,229
RAAC Trust
2.922% due 12/25/2035		3,473	3,361
Residential Asset Mortgage Products Trust
0.602% due 10/25/2036		4,178	4,129
1.397% due 04/25/2034		1,682	1,461
Saxon Asset Securities Trust
0.862% due 11/25/2037		8,000	6,961
Securitized Asset-Backed Receivables LLC Trust
0.712% due 11/25/2035		1,559	1,471
Soundview Home Loan Trust
0.482% due 11/25/2036		375	139
Symphony CLO Ltd.
1.586% due 07/23/2023		16,900	16,872
Voya CLO Ltd.
1.621% due 10/15/2022		6,800	6,749
1.641% due 10/15/2022		7,200	7,161
Wood Street CLO BV
0.280% due 03/29/2021	EUR	22	24

Total Asset-Backed Securities (Cost $144,216)			143,727

SOVEREIGN ISSUES 12.3%
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,700	1,955
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	117,920	26,734
0.000% due 01/01/2017 (b)		160,700	35,096
0.000% due 01/01/2019 (b)		43,200	6,903
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		32,000	7,720
Colombian TES
3.000% due 03/25/2033 (c)	COP	2,214,203	595
Denmark Government International Bond
0.100% due 11/15/2023 (c)	DKK	33,863	5,072
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)	EUR	2,935	3,366
2.350% due 09/15/2024 (c)		30,285	38,023
2.550% due 09/15/2041 (c)		3,013	4,127
Mexico Government International Bond
4.000% due 11/08/2046 (c)	MXN	70,717	4,172
4.500% due 12/04/2025 (c)		786,485	50,266
4.750% due 06/14/2018		17,587	1,027
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025	NZD	18,839	12,610
2.500% due 09/20/2035		10,100	6,817
Republic of Germany
0.750% due 04/15/2018 (c)	EUR	1,383	1,542
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	100,000	749
4.750% due 04/17/2019	EUR	1,500	1,500
5.000% due 08/22/2016	JPY	80,000	642
Slovenia Government International Bond
4.125% due 02/18/2019		$1,100	1,159
4.375% due 01/18/2021	EUR	2,000	2,573
4.700% due 11/01/2016		800	903

Spain Government International Bond
1.000% due 11/30/2030 (c)		500	534
1.800% due 11/30/2024 (c)		8,321	9,931
2.150% due 10/31/2025		600	674
United Kingdom Gilt
0.125% due 03/22/2024 (g)	GBP	26,392	41,280
0.125% due 03/22/2044 (c)		856	1,564
0.125% due 03/22/2046 (c)		5,668	10,488
0.125% due 03/22/2058 (c)		335	706
0.125% due 03/22/2068 (c)		686	1,619
0.375% due 03/22/2062 (c)		1,376	3,339

Total Sovereign Issues (Cost $310,560)			283,686

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (f) 0.3%			7,624

U.S. TREASURY BILLS 0.2%
0.132% due 01/07/2016 - 01/28/2016 (a)(g)(k)		$5,583	5,583

Total Short-Term Instruments (Cost $13,207)			13,207

Total Investments in Securities (Cost $3,618,718)			3,420,372

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		146,266	1,444

Total Short-Term Instruments (Cost $1,445)			1,444

Total Investments in Affiliates (Cost $1,445)			1,444

Total Investments 148.7% (Cost $3,620,163)			$3,421,816
Financial Derivative Instruments (h)(j) 0.1% (Cost or Premiums, net $(3,426))			1,120
Other Assets and Liabilities, net (48.8%)			(1,122,177)

Net Assets 100.0%			$2,300,759

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hellenic Republic	3.930%	03/30/2016	11/04/2015 - 11/16/2015	$6,362	$6,350	0.28%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$7,624	Fannie Mae 2.140% due 11/07/2022	$(7,780)	$7,624	$7,624

Total Repurchase Agreements						$(7,780)	$7,624	$7,624

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.375%)	12/15/2015	TBD	(2)	$(864)	$(864)
BOS	0.450	10/09/2015	04/07/2016		(23,830)	(23,856)
	0.650	11/23/2015	01/04/2016		(9,586)	(9,593)
	0.650	11/24/2015	01/25/2016		(14,445)	(14,456)
BSN	0.340	10/13/2015	01/13/2016		(154,922)	(155,043)
	0.360	10/14/2015	01/14/2016		(36,600)	(36,630)
	0.410	11/02/2015	01/05/2016		(53,187)	(53,226)
	0.410	11/03/2015	01/05/2016		(89,170)	(89,233)
	0.430	11/04/2015	01/05/2016		(239,007)	(239,181)
	0.470	12/29/2015	01/11/2016		(11,130)	(11,131)
GRE	0.500	01/04/2016	02/04/2016		(38,110)	(38,110)
	0.580	11/19/2015	01/19/2016		(104)	(105)
	0.580	11/25/2015	01/19/2016		(1,494)	(1,495)
	0.580	12/30/2015	01/19/2016		(6,255)	(6,255)
	0.950	12/10/2015	01/14/2016		(23,800)	(23,816)
	1.000	12/22/2015	01/05/2016		(12,424)	(12,428)
	1.000	12/31/2015	01/07/2016		(5,201)	(5,201)
JPS	0.450	12/30/2015	01/25/2016		(7,681)	(7,681)
RDR	0.470	10/20/2015	04/20/2016		(178,063)	(178,239)
	0.480	10/21/2015	04/21/2016		(102,900)	(103,003)

Total Reverse Repurchase Agreements						$(1,009,546)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Sale-Buyback Transactions (4)
MSC	0.375%	10/09/2015	01/07/2016		$(38,185)	$(37,816)
MYI	0.799	11/30/2015	01/06/2016	GBP	(28,489)	(42,028)

Total Sale-Buyback Transactions						$(79,844)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(1,219,046) at a weighted average interest rate of 0.317%.
(4)	Payable for sale-buyback transactions includes $99 of deferred price drop.

(g)	Securities with an aggregate market value of $1,087,837 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ USD 99.250 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	743	$54	$3	$0
Euro-BTP Italy Government Bond March Futures	Short	03/2016	119	150	0	(85)
Euro-Bund 10-Year Bond March Futures	Short	03/2016	332	861	0	(15)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	2,525	21	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	2,525	(103)	12	0
Put Options Strike @ USD 98.625 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2016	743	64	21	0
Put Options Strike @ USD 98.625 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	743	(21)	0	(10)
U.S. Treasury 5-Year Note March Futures	Long	03/2016	1,176	(327)	165	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	1,227	291	0	(364)
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	151	33	0	(76)

Total Futures Contracts				$1,023	$201	$(550)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$12,500	$175	$21	$21	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		$243,900	$(1,783)	$1,640	$0	$(54)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		89,400	(1,215)	966	0	(139)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		71,300	1,389	(1,010)	178	0
Receive	3-Month USD-LIBOR	3.000	09/16/2025		52,800	(661)	(171)	0	(113)
Receive	3-Month USD-LIBOR	2.225	09/16/2025		9,500	(86)	55	0	(33)
Receive	3-Month USD-LIBOR	2.350	10/02/2025		58,800	(1,096)	280	0	(215)
Receive	3-Month USD-LIBOR	2.800	10/28/2025		141,400	(451)	241	0	(295)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		65,500	(2,012)	(2,633)	0	(272)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		63,900	263	408	0	(253)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		73,200	(1,479)	867	0	(619)
Pay	3-Month USD-LIBOR	2.750	12/16/2045		22,300	451	(218)	189	0
Receive	3-Month USD-LIBOR	2.570	02/10/2046		1,500	34	5	0	(12)
Pay	3-Month USD-LIBOR	2.750	12/14/2046		5,900	1	1	49	0
Receive	6-Month EUR-EURIBOR	0.550	01/17/2016	EUR	103,600	(504)	(811)	0	(5)
Receive	6-Month GBP-LIBOR	1.500	03/16/2018	GBP	46,900	(434)	92	23	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		26,250	131	237	137	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		53,820	(1,577)	65	582	0
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	130,000	(62)	(7)	0	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029	MXN	53,200	2	(31)	12	0

						$(9,089)	$(24)	$1,170	$(2,010)

Total Swap Agreements						$(8,914)	$(3)	$1,191	$(2,010)

(i)	Securities with an aggregate market value of $25,208 and cash of $4,802 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	28,217		$7,226	$94	$0
	01/2016	EUR	112,224		119,652	0	(2,308)
	01/2016		$7,075	BRL	28,217	57	0
	02/2016	BRL	28,217		$7,004	0	(58)
	02/2016	TWD	539,840		16,636	276	0
	02/2016		$41,502	GBP	27,589	0	(826)
	10/2016	BRL	23,100		$5,861	529	0
BPS	01/2016		25,283		6,401	10	0
	01/2016		$6,475	BRL	25,283	0	(84)
	03/2016	MXN	1,014,807		$58,185	0	(409)
	10/2016	BRL	12,100		2,916	123	0
	01/2017		26,500		6,102	137	0
BRC	03/2016		$1,089	MXN	18,757	0	(5)
CBK	01/2016	BRL	4,633		$1,390	219	0
	01/2016		$1,186	BRL	4,633	0	(15)
	01/2016		11,211	EUR	10,300	0	(18)
	01/2016		82,745	GBP	55,756	0	(549)
	02/2016	GBP	67,737		$100,754	888	0
	02/2016		$5,965	INR	403,306	83	0
	10/2016	BRL	10,100		$2,447	116	0
DUB	01/2016		32,765		8,391	109	0
	01/2016	GBP	55,756		84,052	1,857	0
	01/2016	KRW	119,532		103	1	0
	01/2016		$8,456	BRL	32,765	0	(174)
	02/2016	BRL	22,914		$5,791	56	0
	02/2016		$496	AUD	687	4	0
	01/2017	BRL	32,400		$7,488	194	0
FBF	01/2016		972		250	4	0
	01/2016		$249	BRL	972	0	(3)
GLM	01/2016	BRL	664		$175	7	0
	01/2016	EUR	913		970	0	(22)
	01/2016	JPY	3,087,100		25,273	0	(411)
	01/2016		$170	BRL	664	0	(2)
	01/2017	BRL	54,300		$12,704	479	0
HUS	01/2016		2,445		624	6	0
	01/2016		$626	BRL	2,445	0	(8)
	02/2016	DKK	34,235		$4,947	0	(44)
JPM	01/2016	BRL	55,023		15,163	1,256	0
	01/2016	CNH	40,300		6,224	112	0
	01/2016	KRW	20,440,216		17,498	116	0
	01/2016	NZD	27,975		18,218	0	(916)
	01/2016		$14,091	BRL	55,022	0	(183)
	01/2016		9,419	EUR	8,587	0	(87)
	02/2016	AUD	4,158		$2,921	0	(104)
	02/2016	GBP	12,001		18,074	381	0
	02/2016	JPY	30,494		248	0	(6)
	02/2016	NZD	27,975		19,130	28	0
	02/2016		$12,664	GBP	8,397	0	(284)
	02/2016		21,274	JPY	2,617,900	523	0
	10/2016	BRL	33,500		$8,329	597	0
	01/2017		47,500		11,174	480	0
MSB	01/2016		489		125	1	0
	01/2016		$125	BRL	489	0	(2)
	01/2016		25,496	JPY	3,087,100	188	0
	02/2016	JPY	3,087,100		$25,511	0	(188)
	10/2016	BRL	39,120		9,431	401	0
SCX	02/2016	SGD	23,005		16,341	143	0
	09/2016	CNH	40,007		6,070	140	0
	10/2016		51,942		7,956	269	0
TDM	01/2016	BRL	28,526		7,305	95	0
	01/2016		$7,321	BRL	28,526	0	(111)
	01/2017	BRL	32,000		$7,316	112	0
UAG	01/2016	EUR	810		880	0	0
	01/2016		$103,834	EUR	95,060	0	(528)
	01/2016		7,438	INR	491,743	0	(26)
	02/2016	EUR	95,060		$103,907	529	0
	05/2016		$272	PLN	1,083	4	0

Total Forward Foreign Currency Contracts						$10,624	$(7,371)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC 5-Year Interest Rate Swap (Effective 12/05/2021)	3-Month USD-LIBOR	Receive	3.400%	12/05/2016	$49,100	$358	$220
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	01/05/2016	175,700	113	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	173,800	139	12
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	172,100	159	3
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016	190,800	353	435
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016	189,600	339	435
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	5,000	700	507
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016	460,000	391	12

							$2,552	$1,624

Total Purchased Options							$2,552	$1,624

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100%	01/20/2016	$4,800	$(9)	$(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	02/17/2016	4,800	(13)	(4)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.200	02/17/2016	4,800	(10)	(3)

						$(32)	$(8)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC USD versus BRL	BRL	3.700	01/14/2016	$12,100	$(202)	$(13)
FBF	Call - OTC USD versus BRL		4.000	03/17/2016	5,300	(223)	(259)

						$(425)	$(272)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020		$93,600	$(834)	$(52)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016		8,200	(7)	0
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		600	(6)	(3)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	10,200	(464)	(259)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$4,100	(30)	(6)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		300	(2)	0
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		29,800	(337)	(395)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		13,300	(245)	(208)

							$(1,925)	$(923)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 12/05/2021)	3-Month USD-LIBOR	Receive	2.400%	12/05/2016	$49,100	$(390)	$(310)
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 01/21/2021)	3-Month USD-LIBOR	Receive	2.500	01/19/2016	40,600	(162)	(15)
	Put - OTC 5-Year Interest Rate Swap (Effective 01/21/2021)	3-Month USD-LIBOR	Pay	3.000	01/19/2016	40,600	(148)	(13)
	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500	02/18/2016	70,600	(226)	(109)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	78,300	(294)	(118)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017	21,000	(700)	(360)
NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	31,100	(121)	(47)
RYL	Call - OTC 5-Year Interest Rate Swap (Effective 01/27/2021)	3-Month USD-LIBOR	Receive	2.500	01/25/2016	39,900	(142)	(25)

							$(2,183)	$(997)

Total Written Options							$(4,565)	$(2,200)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	2.332%		$100	$(8)	$8	$0	$0
	Indonesia Government International Bond	1.000	12/20/2019	1.866		500	(12)	(4)	0	(16)
	Italy Government International Bond	1.000	03/20/2019	0.656		1,000	(17)	28	11	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	4,140	(31)	25	0	(6)
BRC	Greece Government International Bond	1.000	06/20/2016	21.949		$800	(45)	(18)	0	(63)
	Indonesia Government International Bond	1.000	12/20/2019	1.866		1,600	(49)	(3)	0	(52)
CBK	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		7,200	(1,202)	(1,381)	0	(2,583)
GST	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	2.332		1,100	(84)	81	0	(3)
	Greece Government International Bond	1.000	12/20/2016	18.753		100	(8)	(7)	0	(15)
HUS	Indonesia Government International Bond	1.000	12/20/2019	1.866		500	(12)	(4)	0	(16)
JPM	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	2.332		500	(37)	36	0	(1)
	Indonesia Government International Bond	1.000	12/20/2019	1.866		1,700	(40)	(15)	0	(55)
MYC	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	2.332		400	(31)	30	0	(1)

							$(1,576)	$(1,224)	$11	$(2,811)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	6,200	$2	$367	$369	$0
	Pay	1-Month GBP-UKRPI	3.306	04/08/2035		2,600	0	(22)	0	(22)
	Receive	3-Month USD-CPURNSA Index	1.010	10/16/2017		$3,100	0	10	10	0
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	900	4	42	46	0
	Pay	1-Year BRL-CDI	14.560	01/04/2021	BRL	3,800	0	(43)	0	(43)
	Receive	1-Year BRL-CDI	16.150	01/04/2021		9,900	(4)	21	17	0
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	700	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA Index	1.560	11/05/2016		$12,300	0	(251)	0	(251)
CBK	Pay	1-Month GBP-UKRPI	3.350	05/15/2030	GBP	2,500	0	111	111	0
	Pay	1-Month GBP-UKRPI	3.430	06/15/2030		10,600	7	623	630	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		4,400	(14)	126	112	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		400	0	5	5	0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030		20,700	182	(84)	98	0
	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016	EUR	18,900	1	(44)	0	(43)
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018		400	(1)	0	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018		300	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		600	0	(1)	0	(1)
DUB	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	1,200	2	28	30	0
	Pay	1-Year BRL-CDI	14.500	01/04/2021	BRL	4,500	0	(53)	0	(53)
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	1,000	0	(3)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.570	10/15/2017		400	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		700	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		1,500	1	(3)	0	(2)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		$900	6	(104)	0	(98)
	Receive	3-Month USD-CPURNSA Index	2.560	05/08/2023		1,700	0	(188)	0	(188)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	1,100	0	50	50	0
	Pay	1-Month GBP-UKRPI	3.335	04/15/2035		10,900	6	19	25	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		800	(7)	82	75	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		100	0	12	12	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		500	(2)	28	26	0
	Pay	1-Year BRL-CDI	13.450	01/04/2021	BRL	9,200	1	(177)	0	(176)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	4,000	0	38	38	0
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		900	3	43	46	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		4,200	(13)	119	106	0
	Pay	1-Month GBP-UKRPI	3.358	04/15/2035		2,600	0	28	28	0
	Receive	1-Year BRL-CDI	16.150	01/04/2021	BRL	22,600	(12)	51	39	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	500	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		800	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA Index	2.415	02/12/2017		$1,800	0	(101)	0	(101)
	Pay	3-Month USD-CPURNSA Index	2.060	05/12/2025		42,200	0	867	867	0
HUS	Pay	1-Year BRL-CDI	13.421	01/04/2021	BRL	13,300	0	(257)	0	(257)
	Pay	1-Year BRL-CDI	13.450	01/04/2021		1,800	0	(34)	0	(34)
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	200	0	10	10	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		1,300	0	15	15	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	1,300	0	(4)	0	(4)
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	8,000	0	292	292	0
	Receive	3-Month EUR-EXT-CPI Index	0.623	09/15/2018	EUR	800	0	(1)	0	(1)
SOG	Receive	3-Month EUR-EXT-CPI Index	0.680	10/15/2018		500	0	(1)	0	(1)
UAG	Pay	1-Month GBP-UKRPI	3.195	04/15/2030	GBP	15,800	0	144	144	0
	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017	EUR	2,800	1	(5)	0	(4)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		500	0	0	0	0

							$163	$1,749	$3,201	$(1,289)

Total Return Swaps on Commodity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BPS	Receive	BCOMF3T Index	50,271	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$18,019		$149	$149	$0
SOG	Receive	BCOMF3T Index	117,103	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	41,974		350	350	0

								$499	$499	$0

Total Swap Agreements							$(1,413)	$1,024	$3,711	$(4,100)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $4,875 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$0	$6,350	$6,350
Corporate Bonds & Notes
Banking & Finance	0	133,621	0	133,621
Industrials	0	42,676	0	42,676
Utilities	0	6,725	0	6,725
U.S. Government Agencies	0	625	0	625
U.S. Treasury Obligations	0	2,762,220	0	2,762,220
Non-Agency Mortgage-Backed Securities	0	26,346	1,189	27,535
Asset-Backed Securities	0	143,727	0	143,727
Sovereign Issues	0	283,686	0	283,686
Short-Term Instruments
Repurchase Agreements	0	7,624	0	7,624
U.S. Treasury Bills	0	5,583	0	5,583
	$0	$3,412,833	$7,539	$3,420,372

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,444	0	0	1,444

Total Investments	$1,444	$3,412,833	$7,539	$3,421,816

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	201	1,191	0	1,392
Over the counter	0	15,959	0	15,959
	$201	$17,150	$0	$17,351

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(550)	(2,010)	0	(2,560)
Over the counter	0	(13,671)	0	(13,671)

	$(550)	$(15,681)	$0	$(16,231)

Totals	$1,095	$3,414,302	$7,539	$3,422,936

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 135.5%
BANK LOAN OBLIGATIONS 0.0%
Valeant Pharmaceuticals International, Inc.
4.000% due 04/01/2022		$199	$193

Total Bank Loan Obligations (Cost $187)			193

CORPORATE BONDS & NOTES 7.4%
BANKING & FINANCE 5.2%
Allstate Life Global Funding Trusts
0.254% due 11/25/2016		2,500	2,461
Ally Financial, Inc.
2.500% due 03/15/2017 (e)		32,100	31,464
3.250% due 02/13/2018		1,100	1,097
3.600% due 05/21/2018		6,200	6,216
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (d)	EUR	5,400	5,752
9.000% due 05/09/2018 (d)		$800	859
Banco Popolare SC
3.500% due 03/14/2019	EUR	8,400	9,371
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)		400	474
Banco Santander S.A.
6.250% due 09/11/2021 (d)		6,500	6,627
Bank of America N.A.
0.764% due 05/08/2017		$4,800	4,790
1.750% due 06/05/2018		60,800	60,480
Barclays Bank PLC
2.010% due 12/21/2020	MXN	40,000	2,263
7.625% due 11/21/2022		$46,214	52,713
7.750% due 04/10/2023		2,800	2,993
Barclays PLC
5.250% due 08/17/2045		8,400	8,577
6.500% due 09/15/2019 (d)	EUR	4,300	4,745
6.625% due 09/15/2019 (d)		$800	793
8.000% due 12/15/2020 (d)	EUR	8,900	10,514
8.250% due 12/15/2018 (d)		$2,301	2,458
Bear Stearns Cos. LLC
7.250% due 02/01/2018		10,850	11,973
BNP Paribas S.A.
0.804% due 05/07/2017		32,240	32,216
BPCE S.A.
4.625% due 07/11/2024		14,600	14,230
Citigroup, Inc.
2.650% due 10/26/2020		16,400	16,299
Corp. Andina de Fomento
3.950% due 10/15/2021 (c)	MXN	112,104	6,484
Credit Agricole S.A.
0.996% due 06/02/2017		$3,700	3,688
1.047% due 06/12/2017		4,801	4,789
7.500% due 06/23/2026 (d)	GBP	622	904
7.875% due 01/23/2024 (d)		$3,000	3,077
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		3,750	3,630
3.800% due 09/15/2022		11,300	11,312
Eksportfinans ASA
2.375% due 05/25/2016		3,600	3,605
2.875% due 11/16/2016	CHF	400	405
5.500% due 05/25/2016		$1,000	1,013
5.500% due 06/26/2017		4,750	4,952
Export-Import Bank of India
2.753% due 03/30/2016		1,100	1,103
Goldman Sachs Group, Inc.
1.712% due 09/15/2020		51,900	52,071
3.500% due 01/23/2025		3,715	3,661
3.750% due 05/22/2025		5,600	5,650
International Lease Finance Corp.
6.750% due 09/01/2016		1,800	1,852
7.125% due 09/01/2018		21,600	23,733
Intesa Sanpaolo SpA
2.375% due 01/13/2017		300	301
3.125% due 01/15/2016		24,200	24,212
JPMorgan Chase & Co.
0.870% due 04/25/2018		17,550	17,437
2.750% due 06/23/2020		20,876	20,986

Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		4,500	340
Lloyds Bank PLC
1.750% due 05/14/2018		28,550	28,510
3.500% due 05/14/2025		5,450	5,480
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	15,915	24,631
7.875% due 06/27/2029 (d)		1,084	1,696
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,100	1,170
Navient Corp.
0.256% due 11/01/2016		$2,975	2,852
Nova Ljubljanska Banka dd
2.875% due 07/03/2017	EUR	600	663
Nykredit Realkredit A/S
4.000% due 06/03/2036		300	327
Prologis LP
3.750% due 11/01/2025		$3,500	3,479
Qatari Diar Finance Co.
5.000% due 07/21/2020		500	553
Rabobank Group
8.375% due 07/26/2016 (d)		4,700	4,850
8.400% due 06/29/2017 (d)		4,700	5,063
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (d)		2,400	2,505
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (d)	EUR	1,300	1,576
Turkiye Garanti Bankasi A/S
2.817% due 04/20/2016		$500	500
UBS AG
4.750% due 05/22/2023		3,100	3,155
7.250% due 02/22/2022		1,200	1,255
7.625% due 08/17/2022		1,500	1,712

			574,547

INDUSTRIALS 1.9%
AbbVie, Inc.
1.800% due 05/14/2018		13,200	13,148
2.500% due 05/14/2020		6,100	6,046
3.200% due 11/06/2022		1,400	1,381
3.600% due 05/14/2025		5,100	5,044
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	3,100	3,164
California Resources Corp.
5.000% due 01/15/2020 (f)		$4,571	1,651
6.000% due 11/15/2024 (f)		2,986	918
8.000% due 12/15/2022		20,274	10,720
Chesapeake Energy Corp.
3.571% due 04/15/2019		5,700	1,610
CSN Islands Corp.
6.875% due 09/21/2019 (f)		600	318
Dynegy, Inc.
6.750% due 11/01/2019		13,800	13,041
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	17,900	18,091
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$15,675	15,669
2.850% due 10/05/2018		15,675	15,680
Home Depot, Inc.
2.625% due 06/01/2022		4,600	4,600
Masco Corp.
5.850% due 03/15/2017		4,300	4,485
MGM Resorts International
6.875% due 04/01/2016		15,750	15,927
7.625% due 01/15/2017		22,864	23,893
Numericable-SFR S.A.S.
4.875% due 05/15/2019		4,900	4,869
Pearson Dollar Finance PLC
6.250% due 05/06/2018		19,200	20,733
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,578
Telefonica Emisiones S.A.U.
1.243% due 06/23/2017		23,400	23,275
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,716	3,127
Univision Communications, Inc.
5.125% due 02/15/2025		4,500	4,286

			215,254

UTILITIES 0.3%
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		2,500	2,500
Ooredoo International Finance Ltd.
4.750% due 02/16/2021		200	220
5.000% due 10/19/2025		1,000	1,082
Petrobras Global Finance BV
1.990% due 05/20/2016		4,200	4,105
2.461% due 01/15/2019		1,200	915
2.750% due 01/15/2018	EUR	2,000	1,779
2.886% due 03/17/2017		$1,500	1,378
3.000% due 01/15/2019		900	686
3.250% due 03/17/2017		1,200	1,113
3.250% due 04/01/2019	EUR	500	400
3.406% due 03/17/2020		$3,000	2,137
3.875% due 01/27/2016		200	199
4.375% due 05/20/2023		1,800	1,193
4.875% due 03/17/2020		3,500	2,634
5.375% due 01/27/2021		7,142	5,339
5.750% due 01/20/2020		1,300	1,024
6.250% due 12/14/2026	GBP	1,000	962
6.625% due 01/16/2034		100	91
7.875% due 03/15/2019		$600	533

			28,290

Total Corporate Bonds & Notes (Cost $860,673)			818,091

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
0.281% due 12/25/2036		213	213
0.482% due 07/25/2037		1,047	984
0.522% due 01/25/2021		1	1
0.551% due 04/25/2035		4	4
0.552% due 03/25/2036		381	365
0.772% due 07/25/2037 - 05/25/2042		462	463
0.862% due 05/25/2036		237	238
0.867% due 02/25/2037		1,275	1,278
1.443% due 06/01/2043 - 10/01/2044		1,460	1,497
1.591% due 04/01/2032		26	27
1.650% due 02/01/2032		6	6
1.815% due 04/01/2027		52	54
2.074% due 04/01/2033		349	369
2.090% due 11/01/2033		35	36
2.093% due 02/01/2034		26	27
2.142% due 10/01/2033		3	3
2.258% due 05/01/2035		292	309
2.326% due 05/25/2035		38	40
2.480% due 05/01/2036		39	42
2.481% due 09/01/2034		20	21
2.860% due 04/01/2035		135	143
4.321% due 12/01/2036		101	108
4.611% due 09/01/2034		65	70
6.500% due 06/25/2028		48	52
Freddie Mac
0.462% due 12/25/2036		683	682
0.601% due 01/15/2037		15	15
0.682% due 08/25/2031		267	262
0.702% due 09/25/2031		663	655
1.443% due 02/25/2045		1,164	1,184
1.643% due 07/25/2044		242	246
2.112% due 07/01/2036		153	162
2.237% due 09/01/2036		190	201
2.404% due 01/01/2034		288	307
2.409% due 10/01/2036		71	75
2.485% due 06/01/2033		222	234
2.827% due 01/01/2034		316	334
4.500% due 07/15/2020		983	1,025
6.500% due 01/25/2028		21	24
7.000% due 10/15/2030		49	55
Ginnie Mae
0.745% due 06/16/2031 - 03/16/2032		45	45
1.052% due 01/20/2060		33,918	34,247
1.625% due 12/20/2035		731	755
1.875% due 07/20/2035		31	32
NCUA Guaranteed Notes
2.650% due 10/29/2020		2,059	2,063
Small Business Administration
5.902% due 02/10/2018		926	983

Total U.S. Government Agencies (Cost $49,602)			49,936

U.S. TREASURY OBLIGATIONS 109.4%
U.S. Treasury Bonds
2.500% due 02/15/2045 (f)		29,420	26,350
3.000% due 11/15/2044 (f)(j)		9,380	9,331
3.000% due 05/15/2045 (f)		29,140	28,958

U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (j)		6,408	6,384
0.125% due 04/15/2017 (h)		131,535	131,285
0.125% due 04/15/2018 (h)(j)		23,198	23,152
0.125% due 04/15/2019 (f)(h)		276,338	274,646
0.125% due 04/15/2020 (h)		88,021	86,901
0.125% due 01/15/2022 (f)		407,080	394,454
0.125% due 07/15/2022 (f)		1,620,167	1,570,676
0.125% due 01/15/2023 (f)		496,220	475,664
0.125% due 07/15/2024 (j)		86,561	82,173
0.250% due 01/15/2025 (j)		48,645	46,398
0.375% due 07/15/2023 (f)		420,524	410,684
0.375% due 07/15/2025 (j)		1,745	1,688
0.625% due 07/15/2021 (f)		1,480,813	1,490,374
0.625% due 01/15/2024 (j)		243,062	240,215
0.625% due 02/15/2043 (j)		21,515	18,182
0.750% due 02/15/2042 (j)		108,130	94,866
0.750% due 02/15/2045 (f)		333,523	290,317
1.125% due 01/15/2021		107,123	110,435
1.250% due 07/15/2020 (f)		981,920	1,021,161
1.375% due 07/15/2018 (j)		110	114
1.375% due 01/15/2020 (h)		200,999	208,968
1.375% due 02/15/2044 (f)		557,987	566,836
1.625% due 01/15/2018 (h)		9,024	9,306
1.750% due 01/15/2028		313,527	342,356
1.875% due 07/15/2019 (h)(j)		12,896	13,673
2.000% due 01/15/2016 (j)		120	120
2.000% due 01/15/2026		387,110	429,847
2.125% due 01/15/2019 (h)(j)		12,460	13,183
2.125% due 02/15/2040 (j)		90,419	106,327
2.125% due 02/15/2041 (j)		7,601	8,988
2.375% due 01/15/2017 (h)		6,721	6,889
2.375% due 01/15/2025 (f)		374,802	425,865
2.375% due 01/15/2027		338,226	390,779
2.500% due 07/15/2016 (f)(h)(j)		466,374	473,991
2.500% due 01/15/2029 (j)		40,462	47,912
2.625% due 07/15/2017 (h)(j)		34,422	35,955
3.375% due 04/15/2032 (j)		134	181
3.625% due 04/15/2028 (f)		729,907	953,742
3.875% due 04/15/2029 (f)		883,355	1,199,540

Total U.S. Treasury Obligations (Cost $12,396,055)			12,068,866

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
Adjustable Rate Mortgage Trust
2.752% due 10/25/2035 ^		1,468	1,337
2.788% due 08/25/2035		1,680	1,649
American Home Mortgage Assets Trust
0.612% due 05/25/2046 ^		785	579
0.632% due 10/25/2046		10,464	6,760
American Home Mortgage Investment Trust
2.154% due 09/25/2045		1,288	1,261
Arran Residential Mortgages Funding PLC
1.359% due 11/19/2047	EUR	1,882	2,051
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$449	466
5.558% due 06/10/2049		8,514	8,757
5.742% due 02/10/2051		6,871	7,155
5.834% due 05/10/2045		4,474	4,481
Banc of America Funding Ltd.
0.503% due 10/03/2039		2,848	2,803
Banc of America Funding Trust
3.007% due 01/20/2047 ^		435	369
5.753% due 10/25/2036 ^		369	302
5.837% due 01/25/2037 ^		319	268
5.888% due 04/25/2037 ^		250	225
Banc of America Mortgage Trust
2.810% due 07/25/2035 ^		1,345	1,253
3.104% due 12/25/2034		1,104	1,108
Banc of America Re-REMIC Trust
5.651% due 02/17/2051		5,904	5,980
BCAP LLC Trust
0.592% due 01/25/2037 ^		2,533	2,046
5.283% due 03/26/2037		2,808	2,729
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		2,046	2,070
2.500% due 02/25/2036 ^		572	483
2.768% due 11/25/2030		120	116
2.802% due 05/25/2047 ^		2,315	2,089
2.842% due 10/25/2035		1,845	1,837
2.868% due 01/25/2034		1,144	1,146
2.894% due 02/25/2034		1,453	1,423
2.924% due 03/25/2035		1,647	1,669
3.059% due 01/25/2034		345	351
3.226% due 11/25/2034		227	229

Bear Stearns ALT-A Trust
2.601% due 05/25/2035		100	99
2.602% due 08/25/2036 ^		583	433
2.660% due 08/25/2036 ^		614	389
2.726% due 09/25/2035		148	126
2.760% due 11/25/2036		1,855	1,420
Chase Mortgage Finance Trust
2.641% due 02/25/2037		178	177
2.700% due 12/25/2035 ^		1,589	1,526
2.702% due 02/25/2037		120	122
ChaseFlex Trust
0.922% due 06/25/2035		422	289
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.602% due 07/25/2036		617	557
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 09/25/2033		772	776
Citigroup Mortgage Loan Trust, Inc.
2.070% due 09/25/2035		701	684
2.420% due 09/25/2035		2,855	2,873
2.430% due 09/25/2035		2,140	2,145
2.570% due 10/25/2035 ^		640	635
2.623% due 03/25/2034		240	240
2.643% due 07/25/2046 ^		1,808	1,587
2.660% due 05/25/2035		675	668
2.730% due 10/25/2035		324	321
2.782% due 08/25/2035		886	877
2.905% due 09/25/2037 ^		700	637
CitiMortgage Alternative Loan Trust
5.500% due 07/25/2036 ^		1,327	1,332
Countrywide Alternative Loan Trust
0.582% due 02/20/2047 ^		134	101
0.592% due 01/25/2037 ^		489	479
0.597% due 12/20/2046 ^		8,421	6,281
0.612% due 07/20/2046 ^		7,430	5,454
0.733% due 11/20/2035		1,070	910
1.122% due 10/25/2035 ^		257	201
1.257% due 12/25/2035		2,034	1,708
2.673% due 02/25/2037 ^		6,528	5,885
5.500% due 10/25/2033		1,359	1,387
5.500% due 09/25/2034		4,486	4,677
6.000% due 01/25/2037 ^		3,502	3,041
6.000% due 02/25/2037 ^		125	98
6.500% due 08/25/2032		885	896
Countrywide Home Loan Mortgage Pass-Through Trust
0.712% due 04/25/2035		779	685
2.538% due 01/20/2035		129	124
2.561% due 04/20/2035		248	248
2.566% due 03/25/2037 ^		472	386
2.574% due 04/20/2036 ^		359	309
2.585% due 04/25/2035 ^		907	827
2.606% due 11/20/2034		396	375
2.621% due 11/19/2033		82	81
2.646% due 11/25/2034		24	23
2.703% due 02/25/2047 ^		494	444
2.722% due 01/20/2035		298	299
2.725% due 02/20/2036 ^		220	194
5.500% due 11/25/2035 ^		312	303
5.500% due 04/25/2038		893	918
Countrywide Home Loan Reperforming REMIC Trust
0.762% due 06/25/2035		2,916	2,558
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		1,167	1,190
Credit Suisse First Boston Mortgage Securities Corp.
2.350% due 07/25/2033		25	24
2.433% due 04/25/2034		134	135
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		315	319
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^		561	309
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		269	156
Deco UK PLC
0.739% due 01/27/2020	GBP	1,099	1,566
Deutsche ALT-A Securities, Inc.
3.050% due 10/25/2035		$264	217
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035		676	673
First Horizon Alternative Mortgage Securities Trust
2.204% due 09/25/2034		478	469
2.345% due 06/25/2034		879	866
6.250% due 08/25/2037 ^		389	308
First Horizon Mortgage Pass-Through Trust
2.723% due 08/25/2035		1,401	1,254
Granite Mortgages PLC
0.717% due 01/20/2044		56	56
GreenPoint Mortgage Funding Trust
0.862% due 06/25/2045		1,156	1,025

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		591	604
GSR Mortgage Loan Trust
2.678% due 05/25/2035		1,379	1,288
2.734% due 11/25/2035		1,403	1,354
2.748% due 04/25/2035		152	146
2.793% due 09/25/2035		606	612
2.824% due 11/25/2035 ^		1,577	1,434
2.845% due 11/25/2035		133	128
HarborView Mortgage Loan Trust
0.443% due 03/19/2036		1,280	925
0.453% due 01/19/2036		2,642	1,800
0.592% due 07/21/2036		1,015	835
0.622% due 05/19/2035		13	11
0.712% due 11/19/2035		1,703	1,429
0.742% due 06/20/2035		395	374
2.553% due 04/19/2034		224	223
2.699% due 01/19/2035		1,028	1,021
HomeBanc Mortgage Trust
0.692% due 10/25/2035		2,871	2,674
2.296% due 04/25/2037 ^		1,427	896
Impac CMB Trust
1.322% due 10/25/2033		303	293
IndyMac Mortgage Loan Trust
0.622% due 06/25/2046		3,202	2,450
0.722% due 11/25/2035 ^		303	184
0.722% due 06/25/2037 ^		492	265
2.652% due 08/25/2035		341	281
2.652% due 08/25/2035 ^		272	224
2.656% due 10/25/2034		866	835
2.691% due 12/25/2034		177	169
2.721% due 11/25/2035 ^		763	712
2.757% due 01/25/2036 ^		394	331
2.843% due 10/25/2035		276	231
2.889% due 11/25/2035 ^		87	79
4.182% due 06/25/2036		515	477
4.682% due 08/25/2036		813	779
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		12,670	12,912
5.794% due 02/12/2051		1,069	1,113
JPMorgan Mortgage Trust
2.463% due 06/25/2036		70	63
2.534% due 07/25/2035		1,038	1,028
2.537% due 08/25/2035		754	747
2.626% due 10/25/2035 ^		245	203
2.636% due 11/25/2035		605	577
2.683% due 07/25/2035		313	311
2.712% due 06/25/2035		75	74
2.765% due 07/25/2035		169	169
2.775% due 04/25/2035		95	96
2.778% due 08/25/2035		792	783
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		5,316	5,442
5.866% due 09/15/2045		10,679	11,220
Luminent Mortgage Trust
0.401% due 12/25/2036 ^		1,573	1,299
Marche Mutui SRL
0.339% due 10/27/2065	EUR	1,401	1,523
0.342% due 02/25/2055		4,022	4,284
2.189% due 01/27/2064		8,304	9,156
MASTR Adjustable Rate Mortgages Trust
0.632% due 04/25/2046		$2,880	2,104
2.258% due 12/25/2033		1,869	1,832
2.744% due 12/25/2033		86	86
2.772% due 11/21/2034		876	898
MASTR Alternative Loan Trust
0.822% due 03/25/2036		1,108	275
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.031% due 11/15/2031		185	174
1.071% due 09/15/2030		87	86
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.771% due 12/15/2030		286	275
0.811% due 06/15/2030		152	146
1.191% due 08/15/2032		366	350
2.609% due 10/20/2029		106	106
Merrill Lynch Mortgage Investors Trust
0.632% due 02/25/2036		723	672
0.672% due 11/25/2035		1,367	1,297
1.027% due 03/25/2030		69	67
1.227% due 11/25/2029		40	39
1.244% due 10/25/2035		1,094	1,044
1.904% due 10/25/2035		2,558	2,493
2.215% due 12/25/2034		926	931
2.286% due 12/25/2035		241	222
2.289% due 02/25/2033		1,902	1,830
2.483% due 02/25/2034		2,340	2,362

2.496% due 02/25/2035		807	793
2.520% due 10/25/2035		799	805
2.655% due 06/25/2037		792	763
2.790% due 09/25/2035 ^		341	310
4.924% due 05/25/2036		772	751
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		4,313	4,491
Morgan Stanley Capital Trust
5.917% due 06/11/2049		2,472	2,570
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		372	273
Morgan Stanley Re-REMIC Trust
5.794% due 08/15/2045		4,272	4,388
New York Mortgage Trust
2.671% due 05/25/2036 ^		515	470
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.703% due 02/25/2036 ^		239	199
5.820% due 03/25/2047		569	583
6.138% due 03/25/2047		527	540
Provident Funding Mortgage Loan Trust
2.558% due 04/25/2034		46	46
2.611% due 08/25/2033		1,123	1,163
RBSSP Resecuritization Trust
2.300% due 12/26/2036		330	331
Residential Accredit Loans, Inc. Trust
0.602% due 06/25/2046		3,830	1,637
0.702% due 12/25/2045		1,944	1,385
0.722% due 08/25/2035		144	112
1.617% due 09/25/2045		198	163
3.613% due 09/25/2035 ^		459	375
6.000% due 10/25/2034		120	126
Residential Asset Securitization Trust
0.822% due 01/25/2046 ^		99	50
5.000% due 08/25/2019		116	117
5.500% due 06/25/2033		254	263
6.250% due 10/25/2036 ^		1,353	1,135
Sequoia Mortgage Trust
0.602% due 07/20/2036		2,548	2,326
0.967% due 10/20/2027		79	75
1.007% due 10/20/2027		145	142
1.055% due 05/20/2034		1,127	1,085
1.102% due 10/19/2026		64	63
1.107% due 12/20/2032		170	164
Structured Adjustable Rate Mortgage Loan Trust
0.742% due 10/25/2035		1,214	1,012
1.657% due 01/25/2035		37	30
2.154% due 10/25/2037 ^		409	275
2.579% due 09/25/2035		1,539	1,379
2.580% due 04/25/2034		19	19
2.586% due 02/25/2034		573	571
2.586% due 08/25/2035		215	201
2.718% due 11/25/2035 ^		315	252
2.737% due 09/25/2034		38	38
2.789% due 09/25/2036 ^		1,129	735
3.052% due 05/25/2036 ^		902	832
Structured Asset Mortgage Investments Trust
0.542% due 08/25/2036		7,701	5,859
0.552% due 03/25/2037		274	211
0.612% due 07/25/2046 ^		7,524	5,970
0.632% due 04/25/2036		1,364	978
0.632% due 05/25/2046		5,395	4,254
0.652% due 07/19/2035		1,432	1,355
0.732% due 12/25/2035 ^		483	353
1.062% due 09/19/2032		304	298
1.062% due 10/19/2034		8	8
1.102% due 03/19/2034		359	350
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.536% due 01/25/2034		80	80
Structured Asset Securities Corp. Trust
5.500% due 05/25/2035		271	278
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		1,230	184
Trinity Square PLC
1.786% due 07/15/2051	GBP	15,300	22,369
WaMu Mortgage Pass-Through Certificates Trust
0.682% due 11/25/2045		$5,498	5,186
0.712% due 07/25/2045		44	42
0.712% due 10/25/2045		4,418	4,103
0.822% due 10/25/2044		549	496
0.957% due 03/25/2047 ^		7,947	6,045
0.972% due 07/25/2044		2,724	2,529
1.027% due 05/25/2047		1,151	967
1.063% due 12/25/2046 ^		4,201	3,265
1.102% due 01/25/2045		1,776	1,683
1.237% due 06/25/2046		148	139
1.257% due 02/25/2046		1,103	1,017

1.457% due 11/25/2042		71	67
1.657% due 06/25/2042		199	193
1.825% due 01/25/2037 ^		2,330	1,979
1.899% due 02/27/2034		1,316	1,290
1.972% due 04/25/2037 ^		1,618	1,380
2.155% due 05/25/2037 ^		3,208	2,647
2.183% due 03/25/2033		3,724	3,727
2.185% due 12/25/2036 ^		1,482	1,324
2.205% due 02/25/2037 ^		3,719	3,258
2.439% due 03/25/2034		151	152
2.443% due 03/25/2035		219	219
2.495% due 09/25/2035		3,690	3,600
2.559% due 06/25/2033		829	842
2.568% due 12/25/2035		80	77
2.598% due 12/25/2035		923	853
5.877% due 08/25/2046 ^		4,437	4,087
Washington Mutual Mortgage Loan Trust
1.439% due 05/25/2041		1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
1.227% due 05/25/2046		2,352	1,689
Wells Fargo Mortgage-Backed Securities Trust
2.735% due 10/25/2035		280	281
2.736% due 03/25/2035		539	546
2.736% due 04/25/2036		838	835
2.738% due 06/25/2035		41	43
2.740% due 10/25/2035		1,568	1,534
2.755% due 06/25/2035		195	194
2.763% due 03/25/2036 ^		3,383	3,253
2.803% due 03/25/2036		246	244
2.807% due 01/25/2035		1,568	1,563
2.808% due 04/25/2036		455	443
2.847% due 01/25/2035		595	583
6.000% due 08/25/2036		2,359	2,364

Total Non-Agency Mortgage-Backed Securities (Cost $331,169)			360,042

ASSET-BACKED SECURITIES 2.3%
ACE Securities Corp. Home Equity Loan Trust
2.222% due 10/25/2032		107	105
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.042% due 05/25/2035		1,800	1,481
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.782% due 10/25/2035		2,907	2,772
Asset-Backed Funding Certificates Trust
1.122% due 06/25/2034		2,582	2,423
Bear Stearns Asset-Backed Securities Trust
0.532% due 04/25/2031		469	472
1.082% due 10/25/2032		2	2
1.422% due 10/25/2037		979	911
BlackRock Senior Income
0.557% due 04/20/2019		277	276
Citigroup Mortgage Loan Trust, Inc.
0.642% due 08/25/2036		1,250	1,113
1.042% due 07/25/2035		7,280	6,128
Countrywide Asset-Backed Certificates
0.672% due 04/25/2036		717	715
Countrywide Asset-Backed Certificates Trust
0.572% due 02/25/2037		2,225	2,150
1.022% due 08/25/2035		266	264
1.042% due 08/25/2035		1,325	1,270
1.202% due 11/25/2034		1,183	1,151
Doral CLO Ltd.
1.657% due 05/26/2023		11,726	11,710
Equity One Mortgage Pass-Through Trust
1.022% due 04/25/2034		149	126
First Alliance Mortgage Loan Trust
0.862% due 12/20/2027		7	7
First Franklin Mortgage Loan Trust
1.142% due 05/25/2035		1,100	1,077
First NLC Trust
0.812% due 02/25/2036		1,300	1,131
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023		1,867	1,865
GSAMP Trust
0.792% due 03/25/2047		3,000	1,990
Harvest CLO S.A.
0.205% due 04/05/2024	EUR	5,277	5,675
HSI Asset Securitization Corp. Trust
0.692% due 02/25/2036		$2,300	2,016
Lehman XS Trust
1.222% due 10/25/2035		1,128	1,059
Long Beach Mortgage Loan Trust
1.157% due 08/25/2035		100	86
1.217% due 02/25/2035		626	624

Merrill Lynch Mortgage Investors Trust
0.502% due 09/25/2037		135	50
0.542% due 02/25/2037		157	76
Morgan Stanley ABS Capital, Inc. Trust
0.732% due 12/25/2035		1,361	1,223
1.222% due 07/25/2037		169	166
Morgan Stanley Dean Witter Capital, Inc. Trust
1.772% due 02/25/2033		1,098	1,051
Morgan Stanley Home Equity Loan Trust
1.127% due 12/25/2034		218	219
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^		200	149
6.000% due 07/25/2047 ^		232	185
Mountain View Funding CLO Ltd.
0.581% due 04/15/2019		356	354
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.712% due 03/25/2036		4,100	3,074
NovaStar Mortgage Funding Trust
0.892% due 01/25/2036		2,200	1,771
OHA Credit Partners Ltd.
1.582% due 05/15/2023		495	493
OneMain Financial Issuance Trust
2.470% due 09/18/2024		5,000	4,996
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.912% due 09/25/2035		3,800	3,070
1.397% due 10/25/2034		1,642	1,628
1.412% due 09/25/2034		977	927
1.472% due 10/25/2034		4,900	4,202
Popular ABS Mortgage Pass-Through Trust
0.512% due 06/25/2047 ^		2	2
Renaissance Home Equity Loan Trust
0.922% due 12/25/2033		635	597
Residential Asset Mortgage Products Trust
0.592% due 05/25/2036		14	15
0.602% due 10/25/2036		13,165	13,009
0.602% due 08/25/2046		1,192	1,161
Residential Asset Securities Corp. Trust
1.367% due 04/25/2035		7,481	6,549
Residential Mortgage Loan Trust
1.922% due 09/25/2029		14	14
Saxon Asset Securities Trust
1.142% due 05/25/2035		500	342
SLM Private Education Loan Trust
3.581% due 05/16/2044		3,707	3,830
SLM Student Loan Trust
0.142% due 06/17/2024	EUR	1,020	1,058
1.220% due 07/25/2023		$10,582	10,262
1.820% due 04/25/2023		132,844	133,060
Soundview Home Loan Trust
0.562% due 12/25/2036		409	407
South Carolina Student Loan Corp.
1.164% due 03/02/2020		9,392	9,303
Structured Asset Investment Loan Trust
0.782% due 10/25/2035		645	635
1.127% due 03/25/2034		510	469
Structured Asset Securities Corp. Mortgage Loan Trust
1.744% due 04/25/2035		292	280
Symphony CLO LP
1.419% due 01/09/2023		3,522	3,506
Wood Street CLO BV
0.280% due 03/29/2021	EUR	483	525

Total Asset-Backed Securities (Cost $253,748)			257,257

SOVEREIGN ISSUES 11.6%
Autonomous Community of Catalonia
4.950% due 02/11/2020		11,800	13,850
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	578,840	131,229
0.000% due 01/01/2017 (b)		787,750	172,042
0.000% due 01/01/2019 (b)		186,500	29,799
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		148,900	35,921
10.000% due 01/01/2021		31,350	6,328
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.000% due 08/15/2024		3,048	710
Colombian TES
3.000% due 03/25/2033 (c)	COP	54,929,366	14,764
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,700	2,882
5.125% due 06/29/2020		3,300	3,650
France Government International Bond
0.250% due 07/25/2018 (c)(f)	EUR	2,301	2,575
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)		25,506	29,248

2.350% due 09/15/2019 (c)		8,423	10,032
2.350% due 09/15/2024 (c)		86,328	108,384
2.550% due 09/15/2041 (c)		12,781	17,505
3.100% due 09/15/2026 (c)		3,398	4,607
Mexico Government International Bond
4.000% due 11/08/2046 (c)	MXN	500,481	29,530
4.500% due 12/04/2025 (c)		1,604,634	102,555
4.500% due 11/22/2035 (c)		717,011	45,622
4.750% due 06/14/2018		334,727	19,539
New Zealand Government International Bond
5.500% due 04/15/2023	NZD	25,400	19,945
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025		87,725	58,720
3.000% due 09/20/2030		18,877	13,817
Republic of Germany
0.750% due 04/15/2018 (c)(f)	EUR	5,317	5,927
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	1,140,000	8,536
4.500% due 07/03/2017		480,000	3,674
5.000% due 08/22/2016		1,130,000	9,072
5.250% due 02/01/2016		10,100	81
Slovenia Government International Bond
4.125% due 02/18/2019		$3,200	3,372
4.375% due 01/18/2021	EUR	6,600	8,490
4.700% due 11/01/2016		20,700	23,369
4.750% due 05/10/2018		$9,400	10,001
Spain Government International Bond
1.000% due 11/30/2030 (c)	EUR	18,096	19,338
1.800% due 11/30/2024 (c)		19,650	23,452
2.150% due 10/31/2025		2,290	2,574
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	124,921	195,393
0.125% due 03/22/2044 (c)		4,817	8,800
0.125% due 03/22/2046 (c)		32,396	59,946
0.125% due 03/22/2058 (c)		1,694	3,573
0.125% due 03/22/2068 (c)		3,347	7,899
0.375% due 03/22/2062 (c)		6,757	16,403

Total Sovereign Issues (Cost $1,430,304)			1,283,154

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
GMAC Capital Trust
8.125% due 02/15/2040		428,250	10,860

Total Preferred Securities (Cost $10,706)			10,860

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.9%
CERTIFICATES OF DEPOSIT 0.8%
Banco Bilbao Vizcaya Argentaria S.A.
1.212% due 05/16/2016		$92,750	92,585

U.S. TREASURY BILLS 0.1%
0.087% due 01/14/2016 - 01/28/2016 (a)(f)(j)		10,408	10,407

Total Short-Term Instruments (Cost $103,157)			102,992

Total Investments in Securities (Cost $15,435,601)			14,951,391

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		21,825	216

Total Short-Term Instruments (Cost $216)	216

Total Investments in Affiliates (Cost $216)	216

Total Investments 135.5% (Cost $15,435,817)	$14,951,607
Financial Derivative Instruments (g)(i) (0.5%) (Cost or Premiums, net $(22,652))	(61,156)
Other Assets and Liabilities, net (35.0%)	(3,859,686)

Net Assets 100.0%	$11,030,765

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$32,100	$31,464	0.29%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.375%)	12/15/2015	TBD	(1)	$(12,096)	$(12,094)
BOM	0.500	11/17/2015	01/19/2016		(228,500)	(228,652)
BOS	0.650	12/18/2015	01/25/2016		(3,092)	(3,093)
	0.750	12/18/2015	01/25/2016		(8,179)	(8,182)
	1.250	12/24/2015	01/05/2016		(10,318)	(10,322)
BRC	(3.000)	11/24/2015	TBD	(1)	(352)	(351)
BSN	0.340	10/13/2015	01/13/2016		(137,029)	(137,136)
	0.340	11/16/2015	01/13/2016		(38,841)	(38,859)
	0.410	11/02/2015	01/05/2016		(281,719)	(281,921)
	0.410	11/03/2015	01/05/2016		(237,180)	(237,348)
	0.470	11/09/2015	01/11/2016		(19,380)	(19,394)
	0.470	12/29/2015	01/11/2016		(29,410)	(29,412)
DEU	0.600	12/28/2015	01/11/2016		(6,947)	(6,948)
GRE	0.580	12/30/2015	01/19/2016		(9,430)	(9,431)
	0.900	12/31/2015	01/05/2016		(12,253)	(12,254)
	1.000	12/11/2015	01/15/2016		(1,004)	(1,004)
	1.000	12/30/2015	01/06/2016		(6,702)	(6,703)
IND	0.330	10/07/2015	01/07/2016		(94,697)	(94,774)
	0.330	10/16/2015	01/07/2016		(579)	(580)
	0.330	11/05/2015	01/07/2016		(8,937)	(8,942)
	0.340	10/09/2015	01/11/2016		(199,899)	(200,063)
	0.340	11/18/2015	01/11/2016		(4,020)	(4,022)
	0.340	12/09/2015	01/11/2016		(78,846)	(78,865)
	0.350	10/05/2015	01/05/2016		(461,125)	(461,533)
	0.450	12/09/2015	01/05/2016		(30,094)	(30,104)
	0.450	01/04/2016	02/04/2016		(11,289)	(11,289)
	0.480	12/07/2015	01/19/2016		(16,779)	(16,785)
	0.550	12/07/2015	01/19/2016		(56,035)	(56,059)
	0.550	12/08/2015	02/08/2016		(9,028)	(9,032)
	0.590	12/09/2015	01/20/2016		(9,045)	(9,049)
	0.600	12/09/2015	01/13/2016		(40,775)	(40,793)
	0.600	12/23/2015	01/25/2016		(5,735)	(5,736)
JPS	0.400	12/10/2015	04/25/2016		(73,625)	(73,646)
RDR	0.430	10/07/2015	04/07/2016		(204,750)	(204,968)
	0.440	10/08/2015	04/08/2016		(116,000)	(116,125)
	0.450	10/09/2015	04/11/2016		(204,500)	(204,722)
	0.450	10/14/2015	04/14/2016		(241,750)	(241,998)
	0.480	12/14/2015	04/21/2016		(29,364)	(29,372)
	0.530	11/10/2015	04/11/2016		(229,000)	(229,185)
	0.560	11/17/2015	01/19/2016		(282,500)	(282,711)
	0.560	12/30/2015	01/19/2016		(7,483)	(7,484)
SCX	0.380	10/09/2015	01/08/2016		(6,613)	(6,619)
	0.580	12/04/2015	02/04/2016		(15,930)	(15,938)
	0.600	12/11/2015	02/11/2016		(20,266)	(20,274)
	0.620	12/31/2015	01/19/2016		(10,607)	(10,607)

Total Reverse Repurchase Agreements						$(3,514,379)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
MSC	0.350%	10/05/2015	01/05/2016		$(108,530)	$(108,464)
	0.390	10/13/2015	01/11/2016		(136,021)	(135,941)
MYI	(0.150)	10/05/2015	01/14/2016	EUR	(49,078)	(53,352)
	(0.150)	10/08/2015	01/12/2016		(2,371)	(2,576)
TDM	0.350	10/14/2015	01/11/2016		$(207,248)	(207,136)

Total Sale-Buyback Transactions						$(507,469)

(1)	Open maturity reverse repurchase agreement.
(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(4,116,958) at a weighted average interest rate of 0.294%.
(3)	Payable for sale-buyback transactions includes $(627) of deferred price drop.

(f)	Securities with an aggregate market value of $4,010,868 and cash of $1,435 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 169.500 on Euro-Bund 10-Year Bond March Futures	Long	02/2016	500	$0	$0	$0
Call Options Strike @ USD 99.250 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	3,480	247	16	0
Euro-BTP Italy Government Bond March Futures	Short	03/2016	188	351	0	(135)
Euro-Bund 10-Year Bond March Futures	Short	03/2016	1,376	(1,278)	0	(60)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	11,882	98	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	11,882	(488)	55	0
Put Options Strike @ USD 98.625 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2016	3,480	306	96	0
Put Options Strike @ USD 98.625 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	3,480	(100)	0	(48)
U.S. Treasury 5-Year Note March Futures	Long	03/2016	10,325	(3,202)	1,452	0
U.S. Treasury 10-Year Note March Futures	Long	03/2016	538	(313)	558	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	2,583	354	0	(1,291)

Total Futures Contracts				$(4,025)	$2,177	$(1,534)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$40,986	$1,613	$(292)	$40	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	102,200	1,428	(74)	170	0

				$3,041	$(366)	$210	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		$1,322,900	$(9,674)	$(1,734)	$0	$(292)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		299,440	(4,068)	3,282	0	(466)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		108,300	2,110	1,358	270	0
Receive	3-Month USD-LIBOR	3.000	09/16/2025		222,800	(2,788)	(2,126)	0	(475)
Receive	3-Month USD-LIBOR	2.233	09/16/2025		300	(3)	(3)	0	(1)
Receive	3-Month USD-LIBOR	2.225	09/16/2025		41,900	(378)	(378)	0	(147)
Receive	3-Month USD-LIBOR	2.350	10/02/2025		30,700	(572)	(385)	0	(113)
Receive	3-Month USD-LIBOR	2.800	10/28/2025		867,900	(2,766)	612	0	(1,810)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		580,670	(17,836)	(23,015)	0	(2,410)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		165,500	681	1,059	0	(655)
Pay	3-Month USD-LIBOR	2.605	12/09/2045		22,400	(248)	(248)	184	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		176,290	(3,562)	2,853	0	(1,491)
Receive	3-Month USD-LIBOR	2.570	02/10/2046		9,800	223	223	0	(77)
Pay	3-Month USD-LIBOR	2.750	12/14/2046		27,200	3	2	226	0
Receive	6-Month GBP-LIBOR	1.500	03/16/2018	GBP	218,900	(2,028)	429	110	0
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		70,660	(547)	(3,003)	346	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		72,280	360	(842)	378	0
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		232,090	10,639	1,503	2,365	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		13,800	(404)	(333)	149	0
Pay	28-Day MXN-TIIE	6.420	07/10/2025	MXN	211,700	100	(66)	30	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		622,100	20	(1,310)	138	0

						$(30,738)	$(22,122)	$4,196	$(7,937)

Total Swap Agreements						$(27,697)	$(22,488)	$4,406	$(7,937)

(h)	Securities with an aggregate market value of $123,678 and cash of $18,340 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2016		$13,525	AUD	18,858	$217	$0
	02/2016	AUD	18,858		$13,506	0	(217)
BOA	01/2016	BRL	214,026		54,467	369	0
	01/2016	JPY	6,485,730		52,858	0	(1,102)
	01/2016		$54,725	BRL	214,026	264	(890)
	01/2016		17,920	JPY	2,168,800	124	0
	02/2016	BRL	131,138		$32,549	0	(272)
	02/2016	TWD	2,581,461		79,552	1,321	0
	10/2016	BRL	194,640		48,276	3,347	0
BPS	01/2016	GBP	17,428		26,639	947	0
	10/2016	BRL	53,400		12,867	541	0
	01/2017		127,200		29,291	655	0
BRC	01/2016		$13,401	INR	888,620	0	(7)
	03/2016		4,485	MXN	77,457	0	(13)
CBK	01/2016	BRL	66,764		$20,001	3,125	0
	01/2016	GBP	209,714		316,836	7,675	0
	01/2016		$17,098	BRL	66,764	0	(222)
	01/2016		94,234	EUR	86,576	0	(148)
	02/2016	EUR	3,929		$4,318	44	0
	02/2016		$68,274	INR	4,615,837	953	0
	03/2016	MXN	24,167		$1,381	0	(15)
	10/2016	BRL	163,960		39,680	1,833	0
DUB	01/2016		370,314		94,662	1,059	0
	01/2016	GBP	53,190		79,420	1,008	0
	01/2016	KRW	1,248,698		1,076	14	0
	01/2016		$98,080	BRL	370,314	0	(4,478)
	02/2016	AUD	110		$79	0	(1)
	02/2016		$2,311	AUD	3,203	19	0
	02/2016		49,117	BRL	194,360	0	(472)
	01/2017	BRL	205,150		$47,666	1,481	0
GLM	01/2016		3,294		869	37	0
	01/2016	JPY	13,521,961		110,700	0	(1,801)
	01/2016		$844	BRL	3,294	0	(11)
	01/2016		2,929	EUR	2,724	31	0
	03/2016	MXN	1,925,407		$111,642	471	0
	01/2017	BRL	230,800		53,996	2,037	0
HUS	02/2016	COP	44,651,897		15,211	1,200	0
	02/2016	SGD	112,718		79,905	544	0
JPM	01/2016	BRL	238,628		64,107	3,790	0
	01/2016	CNH	195,195		30,146	544	0
	01/2016	KRW	99,300,435		85,007	561	0
	01/2016	NZD	138,140		89,959	0	(4,521)
	01/2016	TRY	11,872		3,992	0	(60)
	01/2016		$61,112	BRL	238,628	0	(795)
	01/2016		96,865	EUR	88,301	0	(904)
	02/2016	JPY	142,386		$1,158	0	(28)
	02/2016		$3,018	CAD	4,003	0	(125)
	02/2016		1,248	EUR	1,141	0	(7)
	02/2016		3,891	GBP	2,624	0	(22)
	02/2016		84,504	JPY	10,398,600	2,078	0
	03/2016		359	MXN	6,134	0	(5)
	04/2016	BRL	335,067		$100,500	18,339	0
	10/2016		147,880		36,778	2,643	0
	01/2017		224,600		52,835	2,271	0
MSB	01/2016		104,394		27,371	983	0
	01/2016		$26,735	BRL	104,394	0	(348)
	01/2016		378,233	GBP	255,479	0	(1,605)
	01/2016		119,646	JPY	14,486,691	881	0
	02/2016	GBP	255,479		$378,257	1,600	0
	02/2016	JPY	14,486,691		119,715	0	(883)
	10/2016	BRL	18,960		4,571	194	0
NAB	01/2016	AUD	18,858		13,567	0	(175)
SCX	01/2016		$27,698	JPY	3,352,200	192	0
	01/2016		702	MYR	3,082	12	0
	01/2016		1,238	NZD	1,845	24	0
	09/2016	CNH	196,610		$29,830	690	0
	10/2016		251,556		38,529	1,303	0
TDM	01/2016	BRL	132,734		33,992	442	0
	01/2016		$34,065	BRL	132,734	0	(514)
	03/2016	MXN	1,785,645		$102,388	0	(713)
	01/2017	BRL	148,900		34,042	521	0
UAG	01/2016	EUR	602,805		640,664	0	(14,434)
	01/2016	GBP	15,771		23,676	426	0
	01/2016		$464,450	EUR	425,204	0	(2,360)
	01/2016		61,263	GBP	40,624	0	(1,376)
	01/2016		59,555	INR	3,937,186	0	(211)
	02/2016	EUR	425,204		$464,778	2,368	0
	02/2016	NZD	136,295		93,168	106	0
	05/2016		$426	PLN	1,695	6	0

Total Forward Foreign Currency Contracts						$69,290	$(38,735)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/11/2016	$1,939,800	$1,649	$49
FBF	Put - OTC 5-Year Interest Rate Swap (Effective 12/05/2021)	3-Month USD-LIBOR	Receive	3.400	12/05/2016	227,700	1,662	1,020
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	01/05/2016	812,100	520	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	756,100	605	53
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	733,200	678	14
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016	935,800	1,731	2,132
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016	927,400	1,660	2,128
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	89,600	12,544	9,089

							$21,049	$14,485

Total Purchased Options							$21,049	$14,485

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100%	01/20/2016	$22,290	$(42)	$(5)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	02/17/2016	22,100	(61)	(20)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.200	02/17/2016	22,290	(47)	(12)

						$(150)	$(37)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC USD versus BRL	BRL	3.700	01/14/2016	$64,900	$(1,082)	$(68)
FBF	Call - OTC USD versus BRL		4.000	03/17/2016	28,300	(1,200)	(1,386)

						$(2,282)	$(1,454)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018		$20,600	$(177)	$(112)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		264,700	(2,362)	(147)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		34,000	(439)	(22)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016		34,900	(29)	0
	Floor - OTC YOY CPURNSA Index	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018		50,000	(495)	(252)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	52,400	(2,384)	(1,332)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$182,300	(1,326)	(275)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		27,400	(191)	(42)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		149,900	(1,694)	(1,986)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		64,700	(1,194)	(1,010)

							$(10,291)	$(5,178)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 12/05/2021)	3-Month USD-LIBOR	Receive	2.400%	12/05/2016	$227,700	$(1,810)	$(1,438)
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 01/21/2021)	3-Month USD-LIBOR	Receive	2.500	01/19/2016	196,290	(785)	(75)
	Put - OTC 5-Year Interest Rate Swap (Effective 01/21/2021)	3-Month USD-LIBOR	Pay	3.000	01/19/2016	196,290	(717)	(62)
	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500	02/18/2016	778,500	(2,491)	(1,201)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	218,000	(818)	(329)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017	376,400	(12,547)	(6,446)
NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	341,200	(1,322)	(515)
RYL	Call - OTC 5-Year Interest Rate Swap (Effective 01/27/2021)	3-Month USD-LIBOR	Receive	2.500	01/25/2016	175,690	(623)	(108)

							$(21,113)	$(10,174)

Total Written Options							$(33,836)	$(16,843)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BRC	Tate & Lyle International Finance PLC	(1.150%)	06/20/2016	0.109%	$3,500	$0	$(19)	$0	$(19)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	2.332%		$2,200	$(168)	$162	$0	$(6)
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.814		1,500	(1)	14	13	0
	Indonesia Government International Bond	1.000	12/20/2019	1.866		8,900	(213)	(74)	0	(287)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	8,180	(53)	42	0	(11)
BPS	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		$2,050	(343)	(392)	0	(735)
BRC	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.814		4,700	(5)	47	42	0
	Indonesia Government International Bond	1.000	12/20/2019	1.866		38,300	(1,049)	(187)	0	(1,236)
	Volkswagen International Finance NV	1.000	03/20/2017	1.226	EUR	10,100	108	(134)	0	(26)
CBK	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		$31,700	(5,213)	(6,159)	0	(11,372)
	Volkswagen International Finance NV	1.000	03/20/2017	1.226	EUR	8,100	90	(111)	0	(21)
GST	Chesapeake Energy Corp.	5.000	09/20/2018	45.546		$300	(29)	(153)	0	(182)
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	2.332		13,500	(914)	880	0	(34)
	Greece Government International Bond	1.000	12/20/2016	18.753		1,800	(135)	(134)	0	(269)
	Sberbank of Russia Via SB Capital S.A.	1.000	03/20/2016	2.804		3,800	(211)	197	0	(14)
HUS	Indonesia Government International Bond	1.000	12/20/2019	1.866		7,800	(185)	(67)	0	(252)
JPM	Chesapeake Energy Corp.	5.000	09/20/2018	45.546		300	(23)	(159)	0	(182)
	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		100	(16)	(20)	0	(36)
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	2.332		7,600	(564)	545	0	(19)
MYC	Chesapeake Energy Corp.	5.000	09/20/2018	45.546		600	(53)	(311)	0	(364)
	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		2,400	(382)	(479)	0	(861)
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	2.332		7,300	(573)	554	0	(19)

							$(9,932)	$(5,939)	$55	$(15,926)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.348%	05/15/2030	GBP	9,100	$(22)	$421	$399	$0
	Receive	1-Year BRL-CDI	13.650	01/02/2017	BRL	1,500	2	5	7	0
	Receive	3-Month USD-CPURNSA Index	1.010	10/16/2017		$27,900	0	93	93	0
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		50,000	330	(5,771)	0	(5,441)
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		9,400	0	94	94	0
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	23,600	110	1,102	1,212	0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030		600	3	0	3	0
	Pay	1-Year BRL-CDI	14.500	01/04/2021	BRL	66,000	(1)	(774)	0	(775)
	Pay	1-Year BRL-CDI	14.560	01/04/2021		13,900	(1)	(157)	0	(158)
	Receive	1-Year BRL-CDI	16.150	01/04/2021		28,400	(13)	62	49	0
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	3,000	0	(6)	0	(6)
	Receive	3-Month USD-CPURNSA Index	1.560	11/05/2016		$1,800	0	(37)	0	(37)
BRC	Receive	3-Month USD-CPURNSA Index	1.950	09/16/2016		115,600	0	(3,541)	0	(3,541)
	Receive	3-Month USD-CPURNSA Index	1.908	04/15/2017		134,600	0	(4,852)	0	(4,852)
	Receive	3-Month USD-CPURNSA Index	2.018	08/19/2017		209,800	52	(7,980)	0	(7,928)
CBK	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	66,700	(220)	1,911	1,691	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		7,300	0	85	85	0
	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016	EUR	39,900	4	(95)	0	(91)
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018		2,300	(3)	(3)	0	(6)
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018		1,700	0	(3)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		2,600	0	(3)	0	(3)
DUB	Pay	1-Month GBP-UKRPI	3.350	05/15/2030	GBP	20,300	0	903	903	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		45,600	107	1,049	1,156	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	4,000	0	(11)	0	(11)
	Receive	3-Month EUR-EXT-CPI Index	0.570	10/15/2017		1,200	0	(3)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		2,900	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		7,200	4	(14)	0	(10)
	Receive	3-Month USD-CPURNSA Index	1.940	10/07/2016		$22,700	0	(695)	0	(695)
	Receive	3-Month USD-CPURNSA Index	1.845	11/29/2016		24,200	0	(686)	0	(686)
	Receive	3-Month USD-CPURNSA Index	1.825	11/29/2016		18,700	(2)	(517)	0	(519)
	Receive	3-Month USD-CPURNSA Index	2.360	01/28/2017		37,100	0	(2,029)	0	(2,029)
	Receive	3-Month USD-CPURNSA Index	2.005	09/06/2017		100,000	0	(3,756)	0	(3,756)
	Receive	3-Month USD-CPURNSA Index	1.725	03/04/2019		19,500	0	(268)	0	(268)
	Pay	3-Month USD-CPURNSA Index	2.065	05/12/2025		34,900	0	734	734	0
FBF	Pay	1-Month GBP-UKRPI	3.335	04/15/2035	GBP	4,800	3	8	11	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		14,400	(295)	1,637	1,342	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		2,600	(4)	319	315	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		300	(1)	16	15	0
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		2,600	22	252	274	0
	Receive	3-Month USD-CPURNSA Index	2.095	08/29/2017		$88,700	0	(3,667)	0	(3,667)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	93,280	0	893	893	0
	Pay	1-Month GBP-UKRPI	3.195	04/15/2030		28,200	0	257	257	0
	Pay	1-Month GBP-UKRPI	3.320	05/15/2030		37,800	0	1,379	1,379	0
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		15,500	48	748	796	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		75,400	(195)	2,107	1,912	0
	Pay	1-Month GBP-UKRPI	3.358	04/15/2035		12,400	0	133	133	0
	Receive	1-Year BRL-CDI	16.150	01/04/2021	BRL	130,300	(70)	295	225	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	11,600	(17)	(9)	0	(26)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		8,130	2	(13)	0	(11)
	Receive	3-Month USD-CPURNSA Index	1.730	04/15/2016		$207,600	(441)	(4,656)	0	(5,097)
	Receive	3-Month USD-CPURNSA Index	2.415	02/12/2017		98,100	0	(5,499)	0	(5,499)
	Receive	3-Month USD-CPURNSA Index	1.942	04/15/2017		213,100	0	(7,991)	0	(7,991)
	Receive	3-Month USD-CPURNSA Index	2.175	10/01/2018		115,800	9	(5,792)	0	(5,783)
HUS	Pay	1-Year BRL-CDI	13.450	01/04/2021	BRL	79,300	10	(1,527)	0	(1,517)
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	2,100	(1)	109	108	0
	Receive	1-Year BRL-CDI	12.180	01/02/2018	BRL	7,700	57	78	135	0
	Receive	1-Year BRL-CDI	12.360	01/02/2018		7,600	45	78	123	0
	Receive	1-Year BRL-CDI	13.030	01/02/2018		126,300	259	1,332	1,591	0
	Receive	3-Month EUR-EXT-CPI Index	0.320	09/15/2016	EUR	18,100	0	(44)	0	(44)
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017		5,800	0	(16)	0	(16)
	Receive	3-Month USD-CPURNSA Index	1.890	09/06/2016		$31,700	0	(907)	0	(907)
MYC	Receive	3-Month EUR-EXT-CPI Index	0.623	09/15/2018	EUR	3,300	0	(4)	0	(4)
	Pay	3-Month USD-CPURNSA Index	2.058	05/12/2025		$6,400	0	130	130	0
RYL	Receive	3-Month USD-CPURNSA Index	1.935	10/23/2016		66,700	0	(2,052)	0	(2,052)
	Receive	3-Month USD-CPURNSA Index	1.550	11/05/2016		1,300	0	(26)	0	(26)
	Receive	3-Month USD-CPURNSA Index	2.250	07/15/2017		411,800	278	(24,567)	0	(24,289)
SOG	Receive	3-Month EUR-EXT-CPI Index	0.680	10/15/2018	EUR	2,000	1	(6)	0	(5)
UAG	Pay	1-Month GBP-UKRPI	3.195	04/15/2030	GBP	23,600	0	215	215	0
	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017	EUR	14,300	7	(29)	0	(22)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		22,600	0	(21)	0	(21)
	Pay	3-Month USD-CPURNSA Index	2.063	05/12/2025		$45,300	0	942	942	0

							$67	$(70,642)	$17,222	$(87,797)

Total Swap Agreements							$(9,865)	$(76,600)	$17,277	$(103,742)

(j)	Securities with an aggregate market value of $98,778 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$193	$0	$193
Corporate Bonds & Notes
Banking & Finance	1,576	541,507	31,464	574,547
Industrials	0	215,254	0	215,254
Utilities	0	28,290	0	28,290
U.S. Government Agencies	0	49,936	0	49,936
U.S. Treasury Obligations	0	12,068,866	0	12,068,866
Non-Agency Mortgage-Backed Securities	0	357,239	2,803	360,042
Asset-Backed Securities	0	257,257	0	257,257
Sovereign Issues	0	1,283,154	0	1,283,154
Preferred Securities
Banking & Finance	10,860	0	0	10,860
Short-Term Instruments
Certificates of Deposit	0	92,585	0	92,585
U.S. Treasury Bills	0	10,407	0	10,407
	$12,436	$14,904,688	$34,267	$14,951,391

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	216	0	0	216

Total Investments	$12,652	$14,904,688	$34,267	$14,951,607

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,177	4,406	0	6,583
Over the counter	0	101,052	0	101,052
	$2,177	$105,458	$0	$107,635

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,534)	(7,937)	0	(9,471)
Over the counter	0	(159,320)	0	(159,320)

	$(1,534)	$(167,257)	$0	$(168,791)

Totals	$13,295	$14,842,889	$34,267	$14,890,451

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Limited Duration Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 134.5%
CORPORATE BONDS & NOTES 3.1%
BANKING & FINANCE 2.8%
JPMorgan Chase & Co.
7.900% due 04/30/2018 (c)		$10	$10
Nykredit Realkredit A/S
1.000% due 01/01/2017	DKK	260	38
Realkredit Danmark A/S
1.000% due 01/01/2017		260	39

			87

INDUSTRIALS 0.3%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$5	5
2.850% due 10/05/2018		5	5

			10

Total Corporate Bonds & Notes (Cost $97)			97

U.S. TREASURY OBLIGATIONS 120.3%
U.S. Treasury Bonds
2.875% due 08/15/2045		10	10
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2018		1,543	1,540
0.125% due 04/15/2019		101	101
0.125% due 04/15/2020		41	40
0.125% due 07/15/2022 (d)		910	882
0.375% due 07/15/2025		50	48
0.625% due 07/15/2021		110	110
2.000% due 01/15/2026		180	200
2.500% due 07/15/2016		707	718
2.625% due 07/15/2017		40	42
3.875% due 04/15/2029		14	20

Total U.S. Treasury Obligations (Cost $3,775)			3,711

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
Adjustable Rate Mortgage Trust
2.788% due 08/25/2035		17	17
Chase Mortgage Finance Trust
2.700% due 12/25/2035 ^		11	10
Countrywide Home Loan Mortgage Pass-Through Trust
0.712% due 04/25/2035		29	25
GSR Mortgage Loan Trust
2.869% due 01/25/2036 ^		25	23
IndyMac Mortgage Loan Trust
1.262% due 05/25/2034		15	13
JPMorgan Resecuritization Trust
1.796% due 01/26/2037		10	10
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.488% due 06/25/2033		11	11

Total Non-Agency Mortgage-Backed Securities (Cost $106)			109

ASSET-BACKED SECURITIES 1.9%
Citigroup Mortgage Loan Trust, Inc.
0.552% due 08/25/2036		17	15
Countrywide Asset-Backed Certificates
0.622% due 04/25/2036		14	13
0.792% due 06/25/2036		40	30

Total Asset-Backed Securities (Cost $58)			58

SOVEREIGN ISSUES 5.6%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (a)	BRL	495	112
Mexico Government International Bond
4.500% due 12/04/2025 (b)	MXN	658	42

United Kingdom Gilt
0.125% due 03/22/2046 (b)	GBP	10	19

Total Sovereign Issues (Cost $201)			173

Total Investments in Securities (Cost $4,237)			4,148

	SHARES
INVESTMENTS IN AFFILIATES 6.5%
SHORT-TERM INSTRUMENTS 6.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.5%
PIMCO Short-Term Floating NAV Portfolio III		20,294	200

Total Short-Term Instruments (Cost $201)			200

Total Investments in Affiliates (Cost $201)			200

Total Investments 141.0% (Cost $4,438)			$4,348
Financial Derivative Instruments (e)(f) 0.8% (Cost or Premiums, net $0)			24
Other Assets and Liabilities, net (41.8%)			(1,287)

Net Assets 100.0%			$3,085

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon bond.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	0.450%	10/07/2015	04/07/2016	$(819)	$(820)

Total Reverse Repurchase Agreements					$(820)

(1)	As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(1,220) at a weighted average interest rate of 0.349%.

(d)	Securities with an aggregate market value of $802 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	3	$0	$0	$0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	3	0	0	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	1	0	0	0

Total Futures Contracts				$0	$0	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$60	$1	$1	$0	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		$160	$(2)	$2	$0	$0
Receive	3-Month USD-LIBOR	2.800	10/28/2025		100	0	0	0	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		150	(3)	(9)	0	(2)
Receive	6-Month GBP-LIBOR	1.500	03/16/2018	GBP	100	(1)	0	0	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		50	(2)	(2)	1	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022	MXN	100	0	0	0	0
Pay	28-Day MXN-TIIE	5.910	11/25/2022		400	0	0	0	0

						$(8)	$(9)	$1	$(2)

Total Swap Agreements						$(7)	$(8)	$1	$(2)

Cash of $52 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	34		$9	$0	$0
	01/2016		$9	BRL	34	0	0
	02/2016	BRL	35		$9	0	0
	10/2016		250		63	6	0
CBK	02/2016	GBP	13		19	0	0
DUB	01/2016	BRL	29		7	0	0
	01/2016		$8	BRL	29	0	0
	02/2016	AUD	4		$3	0	0
	02/2016		$4	BRL	18	0	0
	01/2017	DKK	520		$77	1	0
GLM	03/2016	MXN	754		44	1	0
HUS	01/2016	BRL	2		1	0	0
	01/2016		$1	BRL	2	0	0
JPM	01/2016	BRL	12		$3	0	0
	01/2016	CNH	52		8	0	0
	01/2016	KRW	21,206		18	0	0
	01/2016		$3	BRL	12	0	0
	02/2016	EUR	119		$128	0	(2)
	02/2016	GBP	9		14	0	0
	02/2016	JPY	369		3	0	0
	02/2016	TWD	586		18	0	0
	02/2016		$9	GBP	6	0	0
	10/2016	BRL	20		$5	1	0
	10/2016	CNH	65		10	0	0
MSB	01/2016	BRL	1		0	0	0
	01/2016		$0	BRL	1	0	0
	02/2016	GBP	3		$4	0	0
	10/2016	BRL	225		63	11	0
SCX	02/2016	SGD	26		19	0	0
	02/2016		$106	EUR	100	3	0
	09/2016	CNH	66		$10	0	0

Total Forward Foreign Currency Contracts						$23	$(2)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/11/2016	$400	$0	$0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	200	0	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016	200	1	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016	200	0	1

							$1	$1

Total Purchased Options							$1	$1

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100%	01/20/2016	$10	$0	$0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.050	02/17/2016	150	0	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.200	02/17/2016	10	0	0

						$0	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500%	02/18/2016	$200	$(1)	$(1)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	100	0	0

							$(1)	$(1)

Total Written Options							$(1)	$(1)

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	14.820%	01/04/2021	BRL	100	$0	$(1)	$0	$(1)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	0	5	5	0
GLM	Receive	1-Year BRL-CDI	16.150	01/04/2021	BRL	100	0	0	0	0

							$0	$4	$5	$(1)

Total Swap Agreements							$0	$4	$5	$(1)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$87	$0	$87
Industrials	0	10	0	10
U.S. Treasury Obligations	0	3,711	0	3,711
Non-Agency Mortgage-Backed Securities	0	109	0	109
Asset-Backed Securities	0	58	0	58
Sovereign Issues	0	173	0	173
	$0	$4,148	$0	$4,148

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	200	0	0	200

Total Investments	$200	$4,148	$0	$4,348

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1	0	1
Over the counter	0	29	0	29
	$0	$30	$0	$30

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2)	0	(2)
Over the counter	0	(4)	0	(4)

	$0	$(6)	$0	$(6)

Totals	$200	$4,172	$0	$4,372

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealEstateRealReturn Strategy Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 139.6%
CORPORATE BONDS & NOTES 8.6%
BANKING & FINANCE 6.9%
Ally Financial, Inc.
2.500% due 03/15/2017 (d)		$17,000	$16,663
3.250% due 09/29/2017		5,400	5,407
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (c)	EUR	1,800	1,917
Banco Santander S.A.
6.250% due 09/11/2021 (c)		1,900	1,937
Bank of America Corp.
3.875% due 08/01/2025		$3,900	3,967
4.100% due 07/24/2023		2,000	2,072
Barclays Bank PLC
2.010% due 12/21/2020	MXN	17,500	990
7.625% due 11/21/2022		$2,300	2,623
7.750% due 04/10/2023		400	427
Barclays PLC
6.500% due 09/15/2019 (c)	EUR	1,100	1,214
8.000% due 12/15/2020 (c)		1,800	2,126
BPE Financiaciones S.A.
2.500% due 02/01/2017		1,500	1,659
2.875% due 05/19/2016		11,000	12,057
Citigroup, Inc.
2.650% due 10/26/2020		$2,600	2,584
Credit Agricole S.A.
0.996% due 06/02/2017		14,900	14,851
6.500% due 06/23/2021 (c)	EUR	1,300	1,455
7.500% due 06/23/2026 (c)	GBP	100	145
7.875% due 01/23/2024 (c)		$200	205
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		300	290
3.800% due 09/15/2022		1,700	1,702
Export-Import Bank of India
2.753% due 03/30/2016		1,500	1,504
GATX Financial Corp.
5.800% due 03/01/2016		300	302
Goldman Sachs Group, Inc.
1.061% due 06/04/2017		6,700	6,683
1.712% due 09/15/2020		8,400	8,428
HBOS PLC
0.687% due 09/01/2016	EUR	200	218
International Lease Finance Corp.
6.750% due 09/01/2016		$300	309
7.125% due 09/01/2018		600	659
KBC Bank NV
8.000% due 01/25/2023		400	437
LBG Capital PLC
15.000% due 12/21/2019	EUR	260	405
15.000% due 12/21/2019	GBP	2,920	5,859
Lloyds Bank PLC
1.750% due 05/14/2018		$4,700	4,693
3.500% due 05/14/2025		900	905
Lloyds Banking Group PLC
7.500% due 06/27/2024 (c)		200	214
7.625% due 06/27/2023 (c)	GBP	200	310
7.875% due 06/27/2029 (c)		900	1,408
Navient Corp.
6.250% due 01/25/2016		$31	31
Rabobank Group
8.375% due 07/26/2016 (c)		2,610	2,693
8.400% due 06/29/2017 (c)		3,200	3,447
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (c)		400	418
Turkiye Garanti Bankasi A/S
2.817% due 04/20/2016		900	901
UBS AG
4.750% due 05/22/2023		500	509
7.250% due 02/22/2022		300	314
Vornado Realty LP
2.500% due 06/30/2019		1,300	1,281

Westpac Banking Corp.
1.850% due 11/26/2018		4,800	4,792

			121,011

INDUSTRIALS 1.1%
Chesapeake Energy Corp.
3.571% due 04/15/2019		100	28
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,700	4,750
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$2,500	2,499
2.850% due 10/05/2018		2,500	2,501
Medtronic, Inc.
4.625% due 03/15/2045		7,800	8,062
MGM Resorts International
7.625% due 01/15/2017		100	104
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		377	434

			18,378

UTILITIES 0.6%
Petrobras Global Finance BV
2.886% due 03/17/2017		3,600	3,308
3.250% due 03/17/2017		300	278
3.406% due 03/17/2020		100	71
5.375% due 01/27/2021		9,000	6,727
5.750% due 01/20/2020		100	79
5.875% due 03/01/2018		300	268
Sprint Communications, Inc.
9.125% due 03/01/2017		200	204

			10,935

Total Corporate Bonds & Notes (Cost $158,969)			150,324

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
1.102% due 02/25/2041		691	699
1.443% due 09/01/2044 - 10/01/2044		41	41
Freddie Mac
0.931% due 12/15/2037		535	537
2.112% due 07/01/2036		146	155
2.237% due 09/01/2036		181	191
2.409% due 10/01/2036		67	71
NCUA Guaranteed Notes
0.829% due 12/08/2020		1,043	1,051
2.650% due 10/29/2020		1,166	1,168

Total U.S. Government Agencies (Cost $3,877)			3,913

U.S. TREASURY OBLIGATIONS 111.5%
U.S. Treasury Bonds
2.500% due 02/15/2045 (f)		8,840	7,918
3.000% due 11/15/2044 (f)		1,400	1,393
3.000% due 05/15/2045 (f)		7,460	7,413
3.000% due 11/15/2045		1,400	1,393
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017 (f)		362,890	362,202
0.125% due 04/15/2018 (f)		489,806	488,829
0.125% due 04/15/2019 (f)		373,374	371,089
0.125% due 04/15/2020		37,167	36,693
0.125% due 01/15/2022 (j)		1,471	1,425
0.125% due 07/15/2022 (f)		161,198	156,274
0.125% due 01/15/2023 (j)		6,594	6,321
0.125% due 07/15/2024		30,676	29,121
0.375% due 07/15/2025 (j)		4,924	4,763
0.625% due 07/15/2021		158,900	159,926
0.625% due 01/15/2024		22,024	21,766
0.750% due 02/15/2042 (j)		316	277
0.750% due 02/15/2045 (j)		10,937	9,520
1.250% due 07/15/2020		58,196	60,521
1.375% due 02/15/2044		14,714	14,947
1.625% due 01/15/2018 (h)(j)		9,989	10,301
1.875% due 07/15/2019		46,666	49,479
2.000% due 01/15/2016		7,069	7,069
2.125% due 01/15/2019 (h)(j)		7,532	7,969
2.125% due 02/15/2041 (j)		1,086	1,284
2.375% due 01/15/2017 (h)		44,384	45,487
2.375% due 01/15/2025 (j)		4,466	5,074
2.500% due 07/15/2016		28,179	28,639
2.500% due 01/15/2029 (j)		1,207	1,430
2.625% due 07/15/2017 (f)		60,787	63,494

Total U.S. Treasury Obligations (Cost $1,991,273)			1,962,017

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		178	185
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		15	16
2.480% due 08/25/2035		28	28
2.680% due 03/25/2035		45	45
2.924% due 03/25/2035		12	12
3.106% due 01/25/2035		205	208
Chase Mortgage Finance Trust
2.700% due 12/25/2035 ^		106	102
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035		32	32
2.430% due 09/25/2035		18	18
2.623% due 03/25/2034		166	165
2.660% due 05/25/2035		16	16
Countrywide Alternative Loan Trust
0.592% due 05/25/2047		4,400	3,811
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		276	282
Countrywide Home Loan Reperforming REMIC Trust
0.762% due 06/25/2035		116	102
Credit Suisse First Boston Mortgage Securities Corp.
1.122% due 10/25/2035 ^		814	597
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		158	159
6.000% due 05/27/2037		131	131
DBUBS Mortgage Trust
3.386% due 07/10/2044		4,895	4,913
First Horizon Mortgage Pass-Through Trust
2.612% due 06/25/2035		7,341	7,154
Grecale RMBS SRL
0.447% due 01/27/2061	EUR	15,478	16,591
GS Mortgage Securities Trust
4.592% due 08/10/2043		$1,100	1,183
GSR Mortgage Loan Trust
2.793% due 09/25/2035		121	122
2.869% due 01/25/2036 ^		245	230
Hercules Eclipse PLC
0.819% due 10/25/2018	GBP	93	134
HomeBanc Mortgage Trust
0.692% due 10/25/2035		$268	250
JPMorgan Chase Commercial Mortgage Securities Trust
5.814% due 06/12/2043		3,607	3,613
JPMorgan Mortgage Trust
2.712% due 06/25/2035		472	468
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		199	204
Marche Mutui SRL
0.339% due 10/27/2065	EUR	232	252
0.342% due 02/25/2055		662	705
2.189% due 01/27/2064		1,358	1,497
Merrill Lynch Mortgage Investors Trust
1.904% due 10/25/2035		$98	96
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		97	101
Morgan Stanley Capital Trust
5.917% due 06/11/2049		276	287
Paragon Mortgages PLC
0.819% due 01/15/2039	GBP	14,176	18,772
RBSSP Resecuritization Trust
0.421% due 12/26/2036		$2,339	2,099
2.109% due 07/26/2045		2,782	2,776
Residential Asset Securitization Trust
0.822% due 01/25/2046 ^		429	216
Structured Adjustable Rate Mortgage Loan Trust
2.761% due 12/25/2034		283	278
4.652% due 03/25/2036 ^		413	344
Thornburg Mortgage Securities Trust
6.071% due 09/25/2037		443	461
Ulysses European Loan Conduit PLC
0.739% due 07/25/2017	GBP	800	1,138
WaMu Mortgage Pass-Through Certificates Trust
0.692% due 07/25/2045		$1,452	1,376
0.742% due 08/25/2045		7,238	6,782
1.327% due 01/25/2046		2,894	2,803
Wells Fargo Mortgage-Backed Securities Trust
2.740% due 10/25/2035		99	97

2.763% due 03/25/2036 ^		272	262

Total Non-Agency Mortgage-Backed Securities (Cost $83,608)			81,113

ASSET-BACKED SECURITIES 1.7%
Bear Stearns Asset-Backed Securities Trust
2.522% due 03/25/2035		6,600	6,215
BlackRock Senior Income
0.557% due 04/20/2019		69	69
BNC Mortgage Loan Trust
0.552% due 07/25/2037		750	703
Citigroup Mortgage Loan Trust, Inc.
0.712% due 10/25/2036		1,000	888
Countrywide Asset-Backed Certificates
0.602% due 07/25/2036		330	325
0.672% due 04/25/2036		41	41
FBR Securitization Trust
1.162% due 11/25/2035		719	713
First Franklin Mortgage Loan Trust
1.002% due 09/25/2035		7,000	5,957
Fremont Home Loan Trust
0.912% due 07/25/2035		100	89
GSAMP Trust
1.157% due 09/25/2035 ^		147	131
Hewett’s Island CLO Ltd.
0.756% due 11/12/2019		571	567
Hillmark Funding Ltd.
0.628% due 05/21/2021		2,824	2,774
HSI Asset Securitization Corp. Trust
0.692% due 02/25/2036		500	438
Merrill Lynch Mortgage Investors Trust
0.902% due 05/25/2036		265	244
Mountain View Funding CLO Ltd.
0.581% due 04/15/2019		178	177
NovaStar Mortgage Funding Trust
0.892% due 01/25/2036		2,002	1,612
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.442% due 12/25/2034		66	67
Saxon Asset Securities Trust
1.217% due 03/25/2035 ^		1,160	1,059
4.034% due 06/25/2033		179	182
SLM Student Loan Trust
0.132% due 12/15/2023	EUR	2,845	2,991
Soundview Home Loan Trust
0.892% due 11/25/2035		$5,690	4,805
Structured Asset Securities Corp.
1.082% due 02/25/2035		117	103
Wood Street CLO BV
0.280% due 03/29/2021	EUR	18	20

Total Asset-Backed Securities (Cost $30,458)			30,170

SOVEREIGN ISSUES 8.2%
Autonomous Community of Catalonia
4.950% due 02/11/2020		2,100	2,465
Canada Housing Trust
1.850% due 12/15/2016 (f)	CAD	19,800	14,478
Colombian TES
3.000% due 03/25/2033 (b)	COP	7,852,433	2,111
Denmark Government International Bond
0.100% due 11/15/2023 (b)	DKK	18,234	2,731
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)	EUR	5,668	6,500
2.350% due 09/15/2019 (b)		2,438	2,904
2.350% due 09/15/2024 (b)		18,241	22,902
3.100% due 09/15/2026 (b)		425	576
Mexico Government International Bond
4.000% due 11/08/2046 (b)	MXN	44,633	2,633
4.500% due 12/04/2025 (b)		214,362	13,700
4.750% due 06/14/2018		59,450	3,470
New Zealand Government International Inflation Linked Bond
3.000% due 09/20/2030	NZD	13,747	10,063
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	150	122
3.000% due 02/24/2024		150	119
3.000% due 02/24/2025		150	116
3.000% due 02/24/2026		150	112
3.000% due 02/24/2027		150	111
3.000% due 02/24/2028		150	108
3.000% due 02/24/2029		250	175
3.000% due 02/24/2030		250	171
3.000% due 02/24/2031		850	574
3.000% due 02/24/2032		250	165
3.000% due 02/24/2033		250	164
3.000% due 02/24/2034		250	160

3.000% due 02/24/2035		250	159
3.000% due 02/24/2036		450	283
3.000% due 02/24/2037		450	274
3.000% due 02/24/2038		450	280
3.000% due 02/24/2039		450	281
3.000% due 02/24/2040		450	281
3.000% due 02/24/2041		450	281
3.000% due 02/24/2042		750	469
4.500% due 07/03/2017	JPY	350,000	2,679
4.750% due 04/17/2019	EUR	2,000	2,000
Slovenia Government International Bond
4.700% due 11/01/2016		5,100	5,758
Spain Government International Bond
1.000% due 11/30/2030 (b)		3,999	4,274
1.800% due 11/30/2024 (b)		3,108	3,709
2.150% due 10/31/2025		500	562
United Kingdom Gilt
0.125% due 03/22/2024 (b)(f)	GBP	13,917	21,768
0.125% due 03/22/2044 (b)		749	1,369
0.125% due 03/22/2046 (b)		4,903	9,072
0.125% due 03/22/2058 (b)		243	513
0.125% due 03/22/2068 (b)		530	1,251
0.375% due 03/22/2062 (b)		1,067	2,591

Total Sovereign Issues (Cost $163,801)			144,484

	SHARES
REAL ESTATE INVESTMENT TRUSTS 4.7%
FINANCIALS 4.7%
Alexandria Real Estate Equities, Inc.		17,598	1,590
Apartment Investment & Management Co. ‘A’		64,904	2,598
AvalonBay Communities, Inc.		27,075	4,985
Boston Properties, Inc.		35,787	4,564
Camden Property Trust		63,911	4,906
DCT Industrial Trust, Inc.		85,645	3,201
Digital Realty Trust, Inc.		28,102	2,125
EastGroup Properties, Inc.		27,923	1,553
Equity Residential		59,482	4,853
Essex Property Trust, Inc.		23,131	5,538
Extra Space Storage, Inc.		34,257	3,022
Federal Realty Investment Trust		22,248	3,251
First Industrial Realty Trust, Inc.		72,188	1,598
General Growth Properties, Inc.		94,986	2,585
Host Hotels & Resorts, Inc.		124,514	1,910
Kilroy Realty Corp.		24,246	1,534
LaSalle Hotel Properties		58,298	1,467
Macerich Co.		30,822	2,487
Pennsylvania Real Estate Investment Trust		95,433	2,087
ProLogis, Inc.		112,308	4,820
Public Storage		25,577	6,336
Simon Property Group, Inc.		34,568	6,721
SL Green Realty Corp.		13,776	1,556
Sunstone Hotel Investors, Inc.		171,020	2,136
UDR, Inc.		111,137	4,175

Total Real Estate Investment Trusts (Cost $78,762)			81,598

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (e) 0.0%			603

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
0.191% due 01/14/2016 - 01/21/2016 (a)(f)(j)	$1,809	1,809

Total Short-Term Instruments (Cost $2,412)		2,412

Total Investments in Securities (Cost $2,513,160)		2,456,031

	SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	8,791,996	86,812

Total Short-Term Instruments (Cost $87,053)		86,812

Total Investments in Affiliates (Cost $87,053)		86,812

Total Investments 144.5% (Cost $2,600,213)		$2,542,843
Financial Derivative Instruments (g)(i) 2.2% (Cost or Premiums, net $(3,586))		39,413
Other Assets and Liabilities, net (46.7%)		(822,322)

Net Assets 100.0%		$1,759,934

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$17,000	$16,663	0.95%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$603	Fannie Mae 2.170% due 10/17/2022	$(620)	$603	$603

Total Repurchase Agreements						$(620)	$603	$603

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	0.650%	11/23/2015	01/04/2016		$(2,983)	$(2,986)
BSN	0.340	10/13/2015	01/13/2016		(123,624)	(123,721)
	0.360	10/14/2015	01/14/2016		(106,501)	(106,589)
	0.450	11/12/2015	01/12/2016		(30,344)	(30,364)
GRE	0.950	12/10/2015	01/14/2016		(3,802)	(3,804)
IND	0.320	10/08/2015	01/11/2016		(337,663)	(337,927)
	0.480	11/18/2015	01/19/2016		(6,842)	(6,847)
	0.590	12/09/2015	01/20/2016		(2,412)	(2,413)
	0.770	12/03/2015	01/06/2016	GBP	(15,145)	(22,342)
JPS	0.560	12/09/2015	01/20/2016		$(2,116)	(2,117)
SCX	0.440	12/31/2015	01/05/2016		(763)	(763)
	0.570	11/20/2015	01/21/2016		(1,400)	(1,401)
	0.590	12/01/2015	01/12/2016		(2,563)	(2,564)
	0.610	12/02/2015	01/13/2016		(4,755)	(4,757)
	0.650	12/10/2015	01/21/2016		(2,964)	(2,965)

Total Reverse Repurchase Agreements						$(651,560)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
GSC	0.450%	11/25/2015	01/19/2016		$(4,103)	$(4,111)
	0.600	11/23/2015	01/05/2016		(2,810)	(2,812)
	0.610	12/01/2015	01/20/2016		(4,161)	(4,158)
	0.779	12/02/2015	01/04/2016		(8,460)	(8,465)
	0.919	12/11/2015	01/11/2016		(6,477)	(6,479)
	0.979	12/14/2015	01/12/2016		(6,070)	(6,070)
MSC	0.370	10/09/2015	01/07/2016		(69,867)	(69,870)
TDM	0.656	12/03/2015	01/07/2016	CAD	(20,219)	(14,492)

Total Sale-Buyback Transactions						$(116,457)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(1,090,291) at a weighted average interest rate of 0.297%.
(3)	Payable for sale-buyback transactions includes $(22) of deferred price drop.

(f)	Securities with an aggregate market value of $784,609 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ USD 99.250 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	566	$41	$2	$0
Euro-BTP Italy Government Bond March Futures	Short	03/2016	55	85	0	(39)
Euro-Bund 10-Year Bond March Futures	Long	03/2016	39	(7)	2	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	1,983	2	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	1,983	(39)	9	0
Put Options Strike @ USD 98.625 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2016	566	49	16	0
Put Options Strike @ USD 98.625 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	566	(16)	0	(8)
U.S. Treasury 5-Year Note March Futures	Long	03/2016	1,734	(505)	244	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	85	1	0	(25)
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	47	10	0	(24)

Total Futures Contracts				$(379)	$273	$(96)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$10,296	$405	$(54)	$10	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	15,000	210	46	25	0

				$615	$(8)	$35	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		$110,000	$(804)	$580	$0	$(24)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		26,500	(360)	281	0	(41)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		51,400	1,001	(414)	128	0
Receive	3-Month USD-LIBOR	3.000	09/16/2025		35,800	(448)	(116)	0	(76)
Receive	3-Month USD-LIBOR	2.225	09/16/2025		6,300	(57)	14	0	(22)
Receive	3-Month USD-LIBOR	2.800	10/28/2025		107,100	(341)	182	0	(224)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		129,600	(3,981)	(4,989)	0	(538)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		54,400	224	348	0	(215)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		43,550	(907)	356	0	(369)
Pay	3-Month USD-LIBOR	2.750	12/16/2045		7,300	147	(135)	62	0
Receive	3-Month USD-LIBOR	2.570	02/10/2046		1,500	34	5	0	(12)
Pay	3-Month USD-LIBOR	2.750	12/14/2046		4,300	0	0	36	0
Receive	6-Month EUR-EURIBOR	0.550	01/17/2016	EUR	199,500	(970)	(1,561)	0	(9)
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		10,800	364	46	31	0
Receive	6-Month GBP-LIBOR	1.500	03/16/2018	GBP	35,200	(326)	69	18	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		13,600	68	123	71	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		39,110	(1,146)	(197)	423	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	219,100	(65)	(39)	19	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022		27,300	(15)	0	3	0
Pay	28-Day MXN-TIIE	5.910	11/25/2022		153,200	(26)	(25)	19	0

						$(7,608)	$(5,472)	$810	$(1,530)

Total Swap Agreements						$(6,993)	$(5,480)	$845	$(1,530)

(h)	Securities with an aggregate market value of $22,809 and cash of $3,985 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	21,834		$5,592	$73	$0
	01/2016	NZD	13,834		9,020	0	(442)
	01/2016		$5,475	BRL	21,834	44	0
	01/2016		14,188	CAD	19,704	52	0
	02/2016	BRL	21,834		$5,419	0	(45)
	02/2016	CAD	19,704		14,189	0	(52)
	02/2016	GBP	13,211		19,873	396	0
	02/2016	TWD	407,439		12,556	208	0
	05/2016	ZAR	5,842		395	26	0
BPS	01/2016	BRL	18,274		4,628	9	0
	01/2016		$4,680	BRL	18,274	0	(61)
BRC	01/2016		20,118	INR	1,334,005	0	(11)
	03/2016		221	MXN	3,826	0	(1)
CBK	01/2016		16,623	EUR	15,272	0	(26)
	01/2016		93,957	GBP	63,215	0	(766)
	02/2016	EUR	1,940		$2,132	22	0
	02/2016	GBP	70,485		105,074	1,157	0
	02/2016		$12,908	INR	872,706	180	0
DUB	01/2016	BRL	166,461		$42,481	406	0
	01/2016	EUR	772		819	0	(20)
	01/2016	KRW	90,519		78	1	0
	01/2016		$44,072	BRL	166,461	0	(1,997)
	02/2016		571	AUD	792	5	0
	02/2016		41,922	BRL	165,890	0	(403)
GLM	01/2016	BRL	572		$151	6	0
	01/2016	EUR	857		913	0	(18)
	01/2016	JPY	2,495,000		20,426	0	(332)
	01/2016		$146	BRL	572	0	(2)
	02/2016		1,117	EUR	1,026	0	(1)
	05/2016	HUF	13,335		$45	0	0
HUS	01/2016	BRL	3,560		909	9	0
	01/2016		$912	BRL	3,560	0	(12)
	02/2016	COP	4,981,809		$1,697	134	0
	02/2016	DKK	18,480		2,670	0	(24)
	02/2016		$25,061	GBP	16,592	0	(599)
JPM	01/2016	CAD	19,704		$14,787	547	0
	01/2016	CNH	30,750		4,749	86	0
	01/2016	KRW	16,624,136		14,228	91	0
	01/2016		$2,295	EUR	2,095	0	(18)
	02/2016	AUD	3,564		$2,503	0	(89)
	02/2016	EUR	130,946		140,783	0	(1,653)
	02/2016	JPY	23,485		191	0	(4)
	02/2016	NZD	13,834		9,460	14	0
	02/2016		$29,589	GBP	19,672	0	(586)
	02/2016		15,860	JPY	1,951,600	390	0
	04/2016	BRL	165,920		$51,540	10,855	0
MSB	01/2016	GBP	48,210		72,684	1,612	0
	01/2016		$15,123	CAD	20,200	0	(524)
	01/2016		20,606	JPY	2,495,000	152	0
	02/2016	JPY	2,495,000		$20,618	0	(152)
NGF	03/2016	MXN	375,476		21,539	0	(141)
SCX	01/2016		$110	MYR	481	2	0
	02/2016	SGD	17,363		$12,333	108	0
UAG	01/2016	EUR	17,113		18,693	95	0
	01/2016		$1,509	EUR	1,375	0	(15)
	02/2016		18,706		17,113	0	(95)

Total Forward Foreign Currency Contracts						$16,680	$(8,089)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC 5-Year Interest Rate Swap (Effective 12/05/2021)	3-Month USD-LIBOR	Receive	3.400%	12/05/2016	$36,000	$263	$161
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	01/05/2016	125,600	80	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	123,100	99	9
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	116,300	108	2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016	144,000	266	328
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016	144,000	258	331
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	18,000	2,520	1,826
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016	312,100	265	8

							$3,859	$2,665

Total Purchased Options							$3,859	$2,665

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100%	01/20/2016	$3,400	$(7)	$(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	02/17/2016	3,400	(9)	(3)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.200	02/17/2016	3,400	(7)	(2)

						$(23)	$(6)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC USD versus BRL	BRL	3.700	01/14/2016	$12,000	$(200)	$(13)
FBF	Call - OTC USD versus BRL		4.000	03/17/2016	5,200	(221)	(254)

						$(421)	$(267)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		$4,300	$(38)	$(2)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		900	(12)	(1)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016		5,800	(5)	0
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		2,200	(21)	(11)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	7,100	(323)	(181)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$36,100	(263)	(54)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		3,200	(22)	(5)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		27,700	(313)	(367)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		10,100	(186)	(158)

							$(1,183)	$(779)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 12/05/2021)	3-Month USD-LIBOR	Receive	2.400%	12/05/2016	$36,000	$(286)	$(227)
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 01/21/2021)	3-Month USD-LIBOR	Receive	2.500	01/19/2016	32,300	(129)	(12)
	Put - OTC 5-Year Interest Rate Swap (Effective 01/21/2021)	3-Month USD-LIBOR	Pay	3.000	01/19/2016	32,300	(118)	(10)
	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500	02/18/2016	132,400	(424)	(204)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	58,800	(220)	(89)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017	75,600	(2,520)	(1,295)
NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	20,400	(79)	(31)
RYL	Call - OTC 5-Year Interest Rate Swap (Effective 01/27/2021)	3-Month USD-LIBOR	Receive	2.500	01/25/2016	27,800	(99)	(17)

							$(3,875)	$(1,885)

Total Written Options							$(5,502)	$(2,937)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
CBK	GATX Financial Corp.	(1.070%)	03/20/2016	0.217%	$300	$0	$(1)	$0	$(1)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	2.332%		$600	$(46)	$44	$0	$(2)
	Italy Government International Bond	1.000	03/20/2019	0.656		4,400	(76)	125	49	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	3,150	(24)	20	0	(4)
BPS	Italy Government International Bond	1.000	03/20/2019	0.656		$13,300	(230)	380	150	0
CBK	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721		2,400	(398)	(463)	0	(861)
DUB	Italy Government International Bond	1.000	03/20/2019	0.656		8,000	(143)	233	90	0
GST	Chesapeake Energy Corp.	5.000	09/20/2018	45.546		100	(10)	(51)	0	(61)
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	2.332		6,900	(493)	475	0	(18)
	Sberbank of Russia Via SB Capital S.A.	1.000	03/20/2016	2.804		700	(39)	37	0	(2)
HUS	Italy Government International Bond	1.000	03/20/2019	0.656		8,500	(159)	255	96	0
	Spain Government International Bond	1.000	03/20/2019	0.620		5,200	(39)	103	64	0
JPM	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	2.332		1,600	(119)	115	0	(4)
MYC	Spain Government International Bond	1.000	03/20/2019	0.620		12,300	(76)	228	152	0

							$(1,852)	$1,501	$601	$(952)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	1,400	$0	$83	$83	$0
	Pay	1-Month GBP-UKRPI	3.350	08/15/2030		5,200	(59)	225	166	0
	Receive	3-Month USD-CPURNSA Index	1.570	11/23/2020		$35,400	0	54	54	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		2,400	0	24	24	0
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	2,900	13	136	149	0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030		5,200	23	2	25	0
	Pay	1-Year BRL-CDI	14.500	01/04/2021	BRL	7,600	0	(89)	0	(89)
	Receive	1-Year BRL-CDI	16.150	01/04/2021		8,800	(4)	19	15	0
	Receive	3-Month USD-CPURNSA Index	1.560	11/05/2016		$41,200	0	(839)	0	(839)
BRC	Receive	3-Month USD-CPURNSA Index	2.085	10/11/2017		33,100	0	(1,353)	0	(1,353)
CBK	Pay	1-Month GBP-UKRPI	3.430	06/15/2030	GBP	4,200	3	247	250	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		4,200	(14)	120	106	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		5,500	0	64	64	0
	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016	EUR	5,600	1	(14)	0	(13)
DUB	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	7,100	7	173	180	0
	Receive	3-Month EUR-EXT-CPI Index	0.320	08/15/2017	EUR	27,600	0	54	54	0
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		$3,600	26	(418)	0	(392)
	Receive	3-Month USD-CPURNSA Index	2.560	05/08/2023		33,100	0	(3,659)	0	(3,659)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	600	0	27	27	0
	Pay	1-Month GBP-UKRPI	3.430	06/15/2030		1,400	(1)	84	83	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		1,300	(43)	164	121	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		2,300	2	277	279	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		6,830	0	65	65	0
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		3,300	10	160	170	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		14,300	(46)	409	363	0
	Receive	1-Year BRL-CDI	16.150	01/04/2021	BRL	19,500	(10)	44	34	0
	Receive	3-Month USD-CPURNSA Index	2.415	02/12/2017		$7,400	0	(415)	0	(415)
	Receive	3-Month USD-CPURNSA Index	2.205	10/11/2018		27,400	0	(1,413)	0	(1,413)
	Pay	3-Month USD-CPURNSA Index	2.060	05/12/2025		30,700	0	631	631	0
HUS	Pay	1-Year BRL-CDI	13.421	01/04/2021	BRL	23,400	0	(452)	0	(452)
	Pay	1-Year BRL-CDI	13.450	01/04/2021		6,500	1	(125)	0	(124)
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	600	0	31	31	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		3,700	0	43	43	0
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030		2,300	0	84	84	0
RYL	Receive	3-Month USD-CPURNSA Index	1.700	10/19/2024		$39,500	0	306	306	0

							$(91)	$(5,251)	$3,407	$(8,749)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	DWRTFT Index	56,811	1-Month USD-LIBOR plus a specified spread	03/31/2016	$489,421		$10,398	$10,398	$0
	Receive	DWRTFT Index	20,869	1-Month USD-LIBOR plus a specified spread	08/15/2016	179,327		4,310	4,310	0
BRC	Receive	DWRTFT Index	37,330	1-Month USD-LIBOR plus a specified spread	08/15/2016	320,777		7,709	7,709	0
FBF	Receive	DWRTFT Index	10,523	1-Month USD-LIBOR plus a specified spread	11/15/2016	90,424		2,177	2,177	0
GST	Receive	DWRTFT Index	50,014	1-Month USD-LIBOR plus a specified spread	03/31/2016	430,482		9,154	9,154	0
	Receive	DWRTFT Index	19,449	1-Month USD-LIBOR plus a specified spread	06/15/2016	167,551		3,548	3,548	0

								$37,296	$37,296	$0

Total Swap Agreements							$(1,943)	$33,545	$41,304	$(9,702)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $8,473 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$104,348	$16,663	$121,011
Industrials	0	18,378	0	18,378
Utilities	0	10,935	0	10,935
U.S. Government Agencies	0	3,913	0	3,913
U.S. Treasury Obligations	0	1,962,017	0	1,962,017
Non-Agency Mortgage-Backed Securities	0	81,113	0	81,113
Asset-Backed Securities	0	30,170	0	30,170
Sovereign Issues	0	144,484	0	144,484
Real Estate Investment Trusts
Financials	81,598	0	0	81,598
Short-Term Instruments
Repurchase Agreements	0	603	0	603
U.S. Treasury Bills	0	1,809	0	1,809
	$81,598	$2,357,770	$16,663	$2,456,031

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	86,812	0	0	86,812

Total Investments	$168,410	$2,357,770	$16,663	$2,542,843

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	273	845	0	1,118
Over the counter	0	60,649	0	60,649
	$273	$61,494	$0	$61,767

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(96)	(1,530)	0	(1,626)
Over the counter	0	(20,728)	0	(20,728)

	$(96)	$(22,258)	$0	$(22,354)

Totals	$168,587	$2,397,006	$16,663	$2,582,256

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2020 Fund

December 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 5.2%
EXCHANGE-TRADED FUNDS 4.9%
Vanguard FTSE Emerging Markets ETF	93,215	$3,049

Total Exchange-Traded Funds (Cost $3,904)		3,049

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		201

Total Short-Term Instruments (Cost $201)		201

Total Investments in Securities (Cost $4,105)		3,250

INVESTMENTS IN AFFILIATES 94.0%
MUTUAL FUNDS (a) 91.0%
PIMCO CommoditiesPLUS® Strategy Fund	137,589	744
PIMCO CommodityRealReturn Strategy Fund®	120,043	758
PIMCO Emerging Local Bond Fund	121,999	810
PIMCO Emerging Markets Bond Fund	89,641	835
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	483,670	4,793
PIMCO High Yield Fund	379,694	3,136
PIMCO Long Duration Total Return Fund	445,462	4,762
PIMCO RAE Fundamental PLUS EMG Fund	216,340	1,536
PIMCO RAE Fundamental PLUS Fund	322,025	1,868
PIMCO Real Return Asset Fund	863,407	6,614
PIMCO Real Return Fund	483,735	5,084
PIMCO RealEstateRealReturn Strategy Fund	433,355	3,268
PIMCO StocksPLUS® Absolute Return Fund	352,891	3,144
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	394,580	2,805
PIMCO StocksPLUS® International Fund (Unhedged)	421,855	2,354
PIMCO StocksPLUS® Small Fund	387,579	3,046
PIMCO Total Return Fund	950,142	9,568
PIMCO TRENDS Managed Futures Strategy Fund	139,227	1,280

Total Mutual Funds (Cost $62,265)		56,405

SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III	185,556	1,832

Total Short-Term Instruments (Cost $1,832)		1,832

Total Investments in Affiliates (Cost $64,097)		58,237

Total Investments 99.2% (Cost $68,202)		$61,487
Financial Derivative Instruments (c)(d) 0.2% (Cost or Premiums, net $792)		154
Other Assets and Liabilities, net 0.6%		348

Net Assets 100.0%		$61,989

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$201	Fannie Mae 2.170% due 10/17/2022	$(207)	$201	$201

Total Repurchase Agreements						$(207)	$201	$201

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$20.000	01/15/2016	26	$1	$0
Put - CBOE iShares NASDAQ Biotechnology	300.000	03/18/2016	50	67	29

				$68	$29

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	31	$234	$82

Total Purchased Options				$302	$111

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$18.000	01/15/2016	26	$0	$0
Put - CBOE iShares NASDAQ Biotechnology	250.000	03/18/2016	50	(19)	(7)

				$(19)	$(7)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	31	$(124)	$(25)

Total Written Options				$(143)	$(32)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2016	44	$40	$0	$(42)

Total Futures Contracts				$40	$0	$(42)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	10/20/2025	$3,600	$(30)	$30	$0	$(12)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	1,800	(36)	(20)	0	(15)

					$(66)	$10	$0	$(27)

Total Swap Agreements					$(66)	$10	$0	$(27)

Cash of $518 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2016	GBP	968		$1,437	$10	$0
	02/2016	EUR	422		453	0	(6)
	02/2016		$1,437	GBP	968	0	(10)
DUB	01/2016	BRL	3,031		$774	7	0
	01/2016		$802	BRL	3,031	0	(36)
	02/2016		766		3,031	0	(7)
JPM	02/2016		362	AUD	515	13	0
	02/2016		128	CHF	128	0	0
MSB	01/2016		1,459	GBP	968	0	(32)
	02/2016		1,386	JPY	170,484	34	0

Total Forward Foreign Currency Contracts						$64	$(91)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 2,061.000	10Y USD CMS 2.6425	11/18/2016	$1	$42	$29

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$4,300	$75	$15
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	4,400	174	47
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	5,400	114	18
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	5,500	234	59

							$597	$139

Total Purchased Options							$639	$168

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.483%	$300	$(6)	$9	$3	$0

Total Swap Agreements						$(6)	$9	$3	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Exchange-Traded Funds	$3,049	$0	$0	$3,049
Short-Term Instruments
Repurchase Agreements	0	201	0	201
	$3,049	$201	$0	$3,250

Investments in Affiliates, at Value
Mutual Funds	56,405	0	0	56,405
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,832	0	0	1,832
	$58,237	$0	$0	$58,237

Total Investments	$61,286	$201	$0	$61,487

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	111	0	111
Over the counter	0	206	29	235
	$0	$317	$29	$346

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(42)	(59)	0	(101)
Over the counter	0	(91)	0	(91)

	$(42)	$(150)	$0	$(192)

Totals	$61,244	$368	$29	$61,641

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2025 Fund

December 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 6.1%
EXCHANGE-TRADED FUNDS 5.9%
Vanguard FTSE Emerging Markets ETF	99,023	$3,239

Total Exchange-Traded Funds (Cost $4,080)		3,239

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		104

Total Short-Term Instruments (Cost $104)		104

Total Investments in Securities (Cost $4,184)		3,343

INVESTMENTS IN AFFILIATES 92.9%
MUTUAL FUNDS (a) 88.7%
PIMCO CommoditiesPLUS® Strategy Fund	118,932	643
PIMCO CommodityRealReturn Strategy Fund®	103,763	655
PIMCO Emerging Local Bond Fund	102,755	682
PIMCO Emerging Markets Bond Fund	77,471	721
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	284,531	2,820
PIMCO High Yield Fund	501,621	4,143
PIMCO Long Duration Total Return Fund	387,274	4,140
PIMCO RAE Fundamental PLUS EMG Fund	305,476	2,169
PIMCO RAE Fundamental PLUS Fund	331,521	1,923
PIMCO Real Return Asset Fund	755,029	5,784
PIMCO Real Return Fund	346,816	3,645
PIMCO RealEstateRealReturn Strategy Fund	573,396	4,323
PIMCO StocksPLUS® Absolute Return Fund	371,463	3,310
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	522,269	3,713
PIMCO StocksPLUS® International Fund (Unhedged)	396,317	2,212
PIMCO StocksPLUS® Small Fund	342,003	2,688
PIMCO Total Return Fund	411,529	4,144
PIMCO TRENDS Managed Futures Strategy Fund	122,199	1,123

Total Mutual Funds (Cost $54,060)		48,838

SHORT-TERM INSTRUMENTS 4.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short-Term Floating NAV Portfolio III	235,329	2,324

Total Short-Term Instruments (Cost $2,326)		2,324

Total Investments in Affiliates (Cost $56,386)		51,162

Total Investments 99.0% (Cost $60,570)		$54,505
Financial Derivative Instruments (c)(d) 0.3% (Cost or Premiums, net $622)		127
Other Assets and Liabilities, net 0.7%		438

Net Assets 100.0%		$55,070

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$104	Fannie Mae 2.170% due 10/17/2022	$(108)	$104	$104

Total Repurchase Agreements						$(108)	$104	$104

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$20.000	01/15/2016	28	$1	$0
Put - CBOE iShares NASDAQ Biotechnology	300.000	03/18/2016	48	65	28

				$66	$28

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	25	$189	$66

Total Purchased Options				$255	$94

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$18.000	01/15/2016	28	$(1)	$0
Put - CBOE iShares NASDAQ Biotechnology	250.000	03/18/2016	48	(18)	(7)

				$(19)	$(7)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	25	$(100)	$(20)

Total Written Options				$(119)	$(27)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2016	42	$39	$0	$(40)

Total Futures Contracts				$39	$0	$(40)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	10/20/2025	$2,900	$(24)	$24	$0	$(10)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	1,600	(32)	(18)	0	(13)

					$(56)	$6	$0	$(23)

Total Swap Agreements					$(56)	$6	$0	$(23)

Cash of $484 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2016	GBP	1,073		$1,593	$11	$0
	02/2016	EUR	29		31	0	0
	02/2016		$1,592	GBP	1,073	0	(11)
DUB	01/2016	BRL	2,062		$526	5	0
	01/2016		$546	BRL	2,062	0	(25)
	02/2016		521		2,062	0	(5)
JPM	02/2016		421	AUD	599	15	0
	02/2016		103	CHF	103	0	0
MSB	01/2016		1,618	GBP	1,073	0	(36)
	02/2016		1,493	JPY	183,636	36	0

Total Forward Foreign Currency Contracts						$67	$(77)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 2,061.000	10Y USD CMS 2.6425	11/18/2016	$1	$37	$26

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$3,300	$57	$11
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	3,300	131	35
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	4,100	86	14
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	4,200	179	45

							$453	$105

Total Purchased Options							$490	$131

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.483%	$200	$(4)	$6	$2	$0

Total Swap Agreements						$(4)	$6	$2	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Exchange-Traded Funds	$3,239	$0	$0	$3,239
Short-Term Instruments
Repurchase Agreements	0	104	0	104
	$3,239	$104	$0	$3,343

Investments in Affiliates, at Value
Mutual Funds	48,838	0	0	48,838
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,324	0	0	2,324
	$51,162	$0	$0	$51,162

Total Investments	$54,401	$104	$0	$54,505

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	94	0	94
Over the counter	0	174	26	200
	$0	$268	$26	$294

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(40)	(50)	0	(90)
Over the counter	0	(77)	0	(77)

	$(40)	$(127)	$0	$(167)

Totals	$54,361	$245	$26	$54,632

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2030 Fund

December 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 8.5%
EXCHANGE-TRADED FUNDS 8.5%
Vanguard FTSE Emerging Markets ETF	209,804	$6,863

Total Exchange-Traded Funds (Cost $8,433)		6,863

Total Investments in Securities (Cost $8,433)		6,863

INVESTMENTS IN AFFILIATES 90.9%
MUTUAL FUNDS (a) 86.5%
PIMCO CommoditiesPLUS® Strategy Fund	177,977	963
PIMCO CommodityRealReturn Strategy Fund®	155,280	980
PIMCO Emerging Local Bond Fund	315,811	2,097
PIMCO Emerging Markets Bond Fund	219,290	2,042
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	210,477	2,086
PIMCO High Yield Fund	752,473	6,215
PIMCO Long Duration Total Return Fund	581,509	6,216
PIMCO RAE Fundamental PLUS EMG Fund	451,880	3,208
PIMCO RAE Fundamental PLUS Fund	560,499	3,251
PIMCO Real Return Asset Fund	1,119,546	8,576
PIMCO Real Return Fund	124,918	1,313
PIMCO RealEstateRealReturn Strategy Fund	1,131,231	8,530
PIMCO StocksPLUS® Absolute Return Fund	688,700	6,136
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	908,189	6,457
PIMCO StocksPLUS® International Fund (Unhedged)	777,228	4,337
PIMCO StocksPLUS® Small Fund	505,958	3,977
PIMCO Total Return Fund	208,475	2,099
PIMCO TRENDS Managed Futures Strategy Fund	181,441	1,667

Total Mutual Funds (Cost $76,822)		70,150

SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III	359,203	3,547

Total Short-Term Instruments (Cost $3,549)		3,547

Total Investments in Affiliates (Cost $80,371)		73,697

Total Investments 99.4% (Cost $88,804)		$80,560
Financial Derivative Instruments (b)(c) 0.2% (Cost or Premiums, net $889)		196
Other Assets and Liabilities, net 0.4%		290

Net Assets 100.0%		$81,046

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$20.000	01/15/2016	49	$2	$0
Put - CBOE iShares NASDAQ Biotechnology	300.000	03/18/2016	78	106	46

				$108	$46

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	37	$279	$97

Total Purchased Options				$387	$143

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$18.000	01/15/2016	49	$(1)	$0
Put - CBOE iShares NASDAQ Biotechnology	250.000	03/18/2016	78	(29)	(10)

				$(30)	$(10)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	37	$(148)	$(30)

Total Written Options				$(178)	$(40)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2016	64	$54	$0	$(61)

Total Futures Contracts				$54	$0	$(61)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	10/20/2025	$4,100	$(34)	$34	$0	$(14)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	2,300	(46)	(26)	0	(20)

					$(80)	$8	$0	$(34)

Total Swap Agreements					$(80)	$8	$0	$(34)

Cash of $675 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2016	GBP	1,934		$2,870	$19	$0
	02/2016		$521	EUR	485	7	0
	02/2016		2,870	GBP	1,934	0	(19)
DUB	01/2016	BRL	3,093		$790	8	0
	01/2016		$819	BRL	3,093	0	(37)
	02/2016		782		3,093	0	(7)
JPM	02/2016		766	AUD	1,091	27	0
	02/2016		150	CHF	150	0	0
MSB	01/2016		2,916	GBP	1,934	0	(65)
	02/2016		2,751	JPY	338,436	66	0

Total Forward Foreign Currency Contracts						$127	$(128)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 2,061.000	10Y USD CMS 2.6425	11/18/2016	$2	$55	$39

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$4,600	$80	$16
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	4,700	186	50
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	5,600	118	19
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	5,800	247	62

							$631	$147

Total Purchased Options							$686	$186

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.483%	$300	$(6)	$9	$3	$0

Total Swap Agreements						$(6)	$9	$3	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Exchange-Traded Funds	$6,863	$0	$0	$6,863
	$6,863	$0	$0	$6,863

Investments in Affiliates, at Value
Mutual Funds	70,150	0	0	70,150
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,547	0	0	3,547
	$73,697	$0	$0	$73,697

Total Investments	$80,560	$0	$0	$80,560

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	143	0	143
Over the counter	0	277	39	316
	$0	$420	$39	$459

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(61)	(74)	0	(135)
Over the counter	0	(128)	0	(128)

	$(61)	$(202)	$0	$(263)

Totals	$80,499	$218	$39	$80,756

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2035 Fund

December 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 10.6%
EXCHANGE-TRADED FUNDS 10.4%
Vanguard FTSE Emerging Markets ETF	185,432	$6,066

Total Exchange-Traded Funds (Cost $7,517)		6,066

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		112

Total Short-Term Instruments (Cost $112)		112

Total Investments in Securities (Cost $7,629)		6,178

INVESTMENTS IN AFFILIATES 88.4%
MUTUAL FUNDS (a) 83.8%
PIMCO CommoditiesPLUS® Strategy Fund	122,877	665
PIMCO CommodityRealReturn Strategy Fund®	107,205	676
PIMCO Emerging Local Bond Fund	218,009	1,447
PIMCO Emerging Markets Bond Fund	160,126	1,491
PIMCO High Yield Fund	361,768	2,988
PIMCO Long Duration Total Return Fund	414,190	4,428
PIMCO RAE Fundamental PLUS EMG Fund	364,347	2,587
PIMCO RAE Fundamental PLUS Fund	452,036	2,622
PIMCO Real Return Asset Fund	807,955	6,189
PIMCO RealEstateRealReturn Strategy Fund	818,608	6,172
PIMCO StocksPLUS® Absolute Return Fund	563,160	5,018
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	758,969	5,396
PIMCO StocksPLUS® International Fund (Unhedged)	689,838	3,849
PIMCO StocksPLUS® Small Fund	543,980	4,276
PIMCO TRENDS Managed Futures Strategy Fund	131,883	1,212

Total Mutual Funds (Cost $53,553)		49,016

SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio III	272,867	2,694

Total Short-Term Instruments (Cost $2,700)		2,694

Total Investments in Affiliates (Cost $56,253)		51,710

Total Investments 99.0% (Cost $63,882)		$57,888
Financial Derivative Instruments (c)(d) 0.2% (Cost or Premiums, net $596)		134
Other Assets and Liabilities, net 0.8%		431

Net Assets 100.0%		$58,453

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$112	Fannie Mae 2.170% due 10/17/2022	$(118)	$112	$112

Total Repurchase Agreements						$(118)	$112	$112

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$20.000	01/15/2016	40	$2	$0
Put - CBOE iShares NASDAQ Biotechnology	300.000	03/18/2016	64	87	38

				$89	$38

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	25	$189	$66

Total Purchased Options				$278	$104

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$18.000	01/15/2016	40	$(1)	$0
Put - CBOE iShares NASDAQ Biotechnology	250.000	03/18/2016	64	(24)	(9)

				$(25)	$(9)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	25	$(100)	$(20)

Total Written Options				$(125)	$(29)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2016	50	$42	$0	$(48)

Total Futures Contracts				$42	$0	$(48)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	10/20/2025	$2,900	$(24)	$24	$0	$(10)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	1,600	(32)	(18)	0	(13)

					$(56)	$6	$0	$(23)

Total Swap Agreements					$(56)	$6	$0	$(23)

Cash of $515 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	02/2016		$2,389	GBP	1,586	$0	$(51)
CBK	02/2016		644	AUD	917	23	0
DUB	01/2016	BRL	1,959		$500	5	0
	01/2016		$519	BRL	1,959	0	(23)
	02/2016		495		1,959	0	(5)
JPM	02/2016		103	CHF	103	0	0
MSB	02/2016		2,056	JPY	252,868	50	0
NAB	02/2016		988	EUR	915	7	0

Total Forward Foreign Currency Contracts						$85	$(79)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 2,061.000	10Y USD CMS 2.6425	11/18/2016	$1	$39	$27

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,900	$50	$10
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	3,100	123	33
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	3,700	78	12
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	3,700	157	40

							$408	$95

Total Purchased Options							$447	$122

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.483%	$200	$(4)	$6	$2	$0

Total Swap Agreements						$(4)	$6	$2	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Exchange-Traded Funds	$6,066	$0	$0	$6,066
Short-Term Instruments
Repurchase Agreements	0	112	0	112
	$6,066	$112	$0	$6,178

Investments in Affiliates, at Value
Mutual Funds	49,016	0	0	49,016
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,694	0	0	2,694
	$51,710	$0	$0	$51,710

Total Investments	$57,776	$112	$0	$57,888

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	104	0	104
Over the counter	0	182	27	209
	$0	$286	$27	$313

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(48)	(52)	0	(100)
Over the counter	0	(79)	0	(79)

	$(48)	$(131)	$0	$(179)

Totals	$57,728	$267	$27	$58,022

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2040 Fund

December 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 10.4%
EXCHANGE-TRADED FUNDS 10.4%
Vanguard FTSE Emerging Markets ETF	221,906	$7,259

Total Exchange-Traded Funds (Cost $8,850)		7,259

Total Investments in Securities (Cost $8,850)		7,259

INVESTMENTS IN AFFILIATES 88.5%
MUTUAL FUNDS (a) 83.8%
PIMCO CommoditiesPLUS® Strategy Fund	150,432	814
PIMCO CommodityRealReturn Strategy Fund®	131,257	828
PIMCO Emerging Local Bond Fund	133,456	886
PIMCO Emerging Markets Bond Fund	98,040	913
PIMCO High Yield Fund	433,054	3,577
PIMCO Long Duration Total Return Fund	498,828	5,332
PIMCO RAE Fundamental PLUS EMG Fund	436,133	3,097
PIMCO RAE Fundamental PLUS Fund	601,056	3,486
PIMCO Real Return Asset Fund	736,663	5,643
PIMCO RealEstateRealReturn Strategy Fund	970,230	7,315
PIMCO StocksPLUS® Absolute Return Fund	828,249	7,380
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	908,291	6,458
PIMCO StocksPLUS® International Fund (Unhedged)	820,062	4,576
PIMCO StocksPLUS® Small Fund	868,063	6,823
PIMCO TRENDS Managed Futures Strategy Fund	156,138	1,435

Total Mutual Funds (Cost $63,444)		58,563

SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III	336,772	3,325

Total Short-Term Instruments (Cost $3,330)		3,325

Total Investments in Affiliates (Cost $66,774)		61,888

Total Investments 98.9% (Cost $75,624)		$69,147
Financial Derivative Instruments (b)(c) 0.3% (Cost or Premiums, net $782)		181
Other Assets and Liabilities, net 0.8%		564

Net Assets 100.0%		$69,892

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$20.000	01/15/2016	49	$2	$0
Put - CBOE iShares NASDAQ Biotechnology	300.000	03/18/2016	75	102	44

				$104	$44

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	31	$234	$82

Total Purchased Options				$338	$126

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$18.000	01/15/2016	49	$(1)	$0
Put - CBOE iShares NASDAQ Biotechnology	250.000	03/18/2016	75	(28)	(10)

				$(29)	$(10)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	31	$(124)	$(25)

Total Written Options				$(153)	$(35)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2016	57	$48	$0	$(55)

Total Futures Contracts				$48	$0	$(55)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	10/20/2025	$3,400	$(28)	$29	$0	$(11)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	2,000	(40)	(23)	0	(17)

					$(68)	$6	$0	$(28)

Total Swap Agreements					$(68)	$6	$0	$(28)

Cash of $593 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	02/2016		$2,987	GBP	1,983	$0	$(63)
CBK	02/2016		790	AUD	1,125	28	0
DUB	01/2016	BRL	3,073		$784	7	0
	01/2016		$813	BRL	3,072	0	(37)
	02/2016		776		3,073	0	(8)
JPM	02/2016		127	CHF	127	1	0
MSB	02/2016		2,866	JPY	352,463	69	0
NAB	02/2016		1,709	EUR	1,582	12	0

Total Forward Foreign Currency Contracts						$117	$(108)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 2,061.000	10Y USD CMS 2.6425	11/18/2016	$1	$47	$33

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$4,100	$71	$14
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	4,200	166	45
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	4,900	104	17
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	5,000	213	53

							$554	$129

Total Purchased Options							$601	$162

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.483%	$200	$(4)	$6	$2	$0

Total Swap Agreements						$(4)	$6	$2	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Exchange-Traded Funds	$7,259	$0	$0	$7,259
	$7,259	$0	$0	$7,259

Investments in Affiliates, at Value
Mutual Funds	58,563	0	0	58,563
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,325	0	0	3,325
	$61,888	$0	$0	$61,888
Total Investments	$69,147	$0	$0	$69,147

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	126	0	126
Over the counter	0	248	33	281
	$0	$374	$33	$407

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(55)	(63)	0	(118)
Over the counter	0	(108)	0	(108)

	$(55)	$(171)	$0	$(226)

Totals	$69,092	$203	$33	$69,328

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2045 Fund

December 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 13.0%
EXCHANGE-TRADED FUNDS 12.3%
Vanguard FTSE Emerging Markets ETF	159,813	$5,228

Total Exchange-Traded Funds (Cost $6,465)		5,228

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (b) 0.7%		279

Total Short-Term Instruments (Cost $279)		279

Total Investments in Securities (Cost $6,744)		5,507

INVESTMENTS IN AFFILIATES 85.8%
MUTUAL FUNDS (a) 81.5%
PIMCO CommoditiesPLUS® Strategy Fund	90,769	491
PIMCO CommodityRealReturn Strategy Fund®	79,197	500
PIMCO Emerging Local Bond Fund	80,512	534
PIMCO Emerging Markets Bond Fund	59,150	551
PIMCO High Yield Fund	133,653	1,104
PIMCO Long Duration Total Return Fund	301,809	3,226
PIMCO RAE Fundamental PLUS EMG Fund	293,087	2,081
PIMCO RAE Fundamental PLUS Fund	363,611	2,109
PIMCO Real Return Asset Fund	306,436	2,347
PIMCO RealEstateRealReturn Strategy Fund	587,111	4,427
PIMCO StocksPLUS® Absolute Return Fund	500,323	4,458
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	653,451	4,646
PIMCO StocksPLUS® International Fund (Unhedged)	557,055	3,108
PIMCO StocksPLUS® Small Fund	525,157	4,128
PIMCO TRENDS Managed Futures Strategy Fund	94,454	868

Total Mutual Funds (Cost $37,749)		34,578

SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	183,808	1,815

Total Short-Term Instruments (Cost $1,818)		1,815

Total Investments in Affiliates (Cost $39,567)		36,393

Total Investments 98.8% (Cost $46,311)		$41,900
Financial Derivative Instruments (c)(d) 0.2% (Cost or Premiums, net $365)		80
Other Assets and Liabilities, net 1.0%		435

Net Assets 100.0%		$42,415

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$279	Fannie Mae 2.170% due 10/17/2022	$(285)	$279	$279

Total Repurchase Agreements						$(285)	$279	$279

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$20.000	01/15/2016	32	$1	$0
Put - CBOE iShares NASDAQ Biotechnology	300.000	03/18/2016	50	69	29

				$70	$29

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	17	$128	$45

Total Purchased Options				$198	$74

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$18.000	01/15/2016	32	$(1)	$0
Put - CBOE iShares NASDAQ Biotechnology	250.000	03/18/2016	50	(19)	(7)

				$(20)	$(7)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	17	$(68)	$(13)

Total Written Options				$(88)	$(20)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2016	34	$31	$0	$(33)

Total Futures Contracts				$31	$0	$(33)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	10/20/2025	$1,900	$(16)	$16	$0	$(7)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	1,200	(24)	(14)	0	(10)

					$(40)	$2	$0	$(17)

Total Swap Agreements					$(40)	$2	$0	$(17)

Cash of $348 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	02/2016		$1,850	GBP	1,228	$0	$(39)
DUB	01/2016	BRL	1,217		$310	3	0
	01/2016		$322	BRL	1,217	0	(15)
	02/2016		307		1,217	0	(3)
HUS	02/2016		516	AUD	719	7	0
JPM	02/2016		70	CHF	70	0	0
	02/2016		1,204	EUR	1,120	14	0
MSB	02/2016		1,447	JPY	177,955	35	0

Total Forward Foreign Currency Contracts						$59	$(57)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 2,061.000	10Y USD CMS 2.6425	11/18/2016	$1	$28	$20

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$1,700	$30	$6
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	1,700	67	18
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	2,000	42	7
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	2,100	90	22

							$229	$53

Total Purchased Options							$257	$73

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.483%	$100	$(2)	$3	$1	$0

Total Swap Agreements						$(2)	$3	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Exchange-Traded Funds	$5,228	$0	$0	$5,228
Short-Term Instruments
Repurchase Agreements	0	279	0	279
	$5,228	$279	$0	$5,507

Investments in Affiliates, at Value
Mutual Funds	34,578	0	0	34,578
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,815	0	0	1,815
	$36,393	$0	$0	$36,393

Total Investments	$41,621	$279	$0	$41,900

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	74	0	74
Over the counter	0	113	20	133
	$0	$187	$20	$207

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(33)	(37)	0	(70)
Over the counter	0	(57)	0	(57)

	$(33)	$(94)	$0	$(127)

Totals	$41,588	$372	$20	$41,980

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2050 Fund

December 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 12.6%
EXCHANGE-TRADED FUNDS 12.2%
Vanguard FTSE Emerging Markets ETF	296,122	$9,686

Total Exchange-Traded Funds (Cost $12,000)		9,686

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		316

Total Short-Term Instruments (Cost $316)		316

Total Investments in Securities (Cost $12,316)		10,002

INVESTMENTS IN AFFILIATES 86.3%
MUTUAL FUNDS (a) 80.8%
PIMCO CommoditiesPLUS® Strategy Fund	168,211	910
PIMCO CommodityRealReturn Strategy Fund®	144,204	910
PIMCO Emerging Local Bond Fund	152,816	1,015
PIMCO Emerging Markets Bond Fund	108,856	1,013
PIMCO High Yield Fund	241,836	1,998
PIMCO Long Duration Total Return Fund	558,870	5,974
PIMCO RAE Fundamental PLUS EMG Fund	543,028	3,855
PIMCO RAE Fundamental PLUS Fund	741,121	4,298
PIMCO Real Return Asset Fund	307,657	2,357
PIMCO RealEstateRealReturn Strategy Fund	1,090,306	8,221
PIMCO StocksPLUS® Absolute Return Fund	1,104,961	9,845
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	1,265,697	8,999
PIMCO StocksPLUS® International Fund (Unhedged)	968,029	5,402
PIMCO StocksPLUS® Small Fund	972,916	7,647
PIMCO TRENDS Managed Futures Strategy Fund	176,346	1,621

Total Mutual Funds (Cost $70,996)		64,065

SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short-Term Floating NAV Portfolio III	437,930	4,324

Total Short-Term Instruments (Cost $4,329)		4,324

Total Investments in Affiliates (Cost $75,325)		68,389

Total Investments 98.9% (Cost $87,641)		$78,391
Financial Derivative Instruments (c)(d) 0.2% (Cost or Premiums, net $619)		147
Other Assets and Liabilities, net 0.9%		735

Net Assets 100.0%		$79,273

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$316	Fannie Mae 2.170% due 10/17/2022	$(325)	$316	$316

Total Repurchase Agreements						$(325)	$316	$316

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$20.000	01/15/2016	55	$2	$0
Put - CBOE iShares NASDAQ Biotechnology	300.000	03/18/2016	83	113	49

				$115	$49

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	27	$204	$71

Total Purchased Options				$319	$120

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$18.000	01/15/2016	55	$(1)	$0
Put - CBOE iShares NASDAQ Biotechnology	250.000	03/18/2016	83	(31)	(11)

				$(32)	$(11)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	27	$(108)	$(22)

Total Written Options				$(140)	$(33)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2016	59	$49	$0	$(57)

Total Futures Contracts				$49	$0	$(57)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	10/20/2025	$2,600	$(22)	$22	$0	$(9)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	2,200	(44)	(25)	0	(18)

					$(66)	$(3)	$0	$(27)

Total Swap Agreements					$(66)	$(3)	$0	$(27)

Cash of $606 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	02/2016		$2,859	GBP	1,898	$0	$(61)
DUB	01/2016	BRL	1,794		$458	4	0
	01/2016		$475	BRL	1,794	0	(22)
	02/2016		453		1,794	0	(4)
JPM	02/2016		781	AUD	1,111	28	0
	02/2016		107	CHF	107	0	0
MSB	02/2016		2,303	JPY	283,254	56	0
NAB	02/2016		1,959	EUR	1,814	14	0

Total Forward Foreign Currency Contracts						$102	$(87)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 2,061.000	10Y USD CMS 2.6425	11/18/2016	$1	$52	$36

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,900	$50	$10
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	2,900	115	31
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	3,500	74	12
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	3,600	153	38

							$392	$91

Total Purchased Options							$444	$127

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.483%	$200	$(4)	$6	$2	$0

Total Swap Agreements						$(4)	$6	$2	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Exchange-Traded Funds	$9,686	$0	$0	$9,686
Short-Term Instruments
Repurchase Agreements	0	316	0	316
	$9,686	$316	$0	$10,002

Investments in Affiliates, at Value
Mutual Funds	64,065	0	0	64,065
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,324	0	0	4,324
	$68,389	$0	$0	$68,389

Total Investments	$78,075	$316	$0	$78,391

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	120	0	120
Over the counter	0	195	36	231
	$0	$315	$36	$351

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(57)	(60)	0	(117)
Over the counter	0	(87)	0	(87)

	$(57)	$(147)	$0	$(204)

Totals	$78,018	$484	$36	$78,538

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2055 Fund

December 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 11.8%
EXCHANGE-TRADED FUNDS 11.8%
Vanguard FTSE Emerging Markets ETF	12,129	$397

Total Exchange-Traded Funds (Cost $471)		397

Total Investments in Securities (Cost $471)		397

INVESTMENTS IN AFFILIATES 80.3%
MUTUAL FUNDS (a) 75.4%
PIMCO CommoditiesPLUS® Strategy Fund	6,842	37
PIMCO CommodityRealReturn Strategy Fund®	6,060	38
PIMCO Emerging Local Bond Fund	5,622	37
PIMCO Emerging Markets Bond Fund	4,007	37
PIMCO High Yield Fund	9,336	77
PIMCO Long Duration Total Return Fund	21,775	233
PIMCO RAE Fundamental PLUS EMG Fund	22,296	158
PIMCO RAE Fundamental PLUS Fund	29,160	169
PIMCO Real Return Asset Fund	12,216	94
PIMCO RealEstateRealReturn Strategy Fund	42,772	323
PIMCO StocksPLUS® Absolute Return Fund	40,998	365
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	51,948	369
PIMCO StocksPLUS® International Fund (Unhedged)	37,793	211
PIMCO StocksPLUS® Small Fund	39,959	314
PIMCO TRENDS Managed Futures Strategy Fund	7,239	67

Total Mutual Funds (Cost $2,801)		2,529

SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	16,585	164

Total Short-Term Instruments (Cost $164)		164

Total Investments in Affiliates (Cost $2,965)		2,693

Total Investments 92.1% (Cost $3,436)		$3,090
Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $12)		2
Other Assets and Liabilities, net 7.8%		262

Net Assets 100.0%		$3,354

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$20.000	01/15/2016	2	$0	$0
Put - CBOE iShares NASDAQ Biotechnology	300.000	03/18/2016	3	5	2

				$5	$2

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,550.000	01/15/2016	3	$12	$0
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	1	7	2

				$19	$2

Total Purchased Options				$24	$4

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$18.000	01/15/2016	2	$0	$0
Put - CBOE iShares NASDAQ Biotechnology	250.000	03/18/2016	3	(1)	0

				$(1)	$0

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,450.000	01/15/2016	3	$(9)	$0
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	1	(4)	(1)

				$(13)	$(1)

Total Written Options				$(14)	$(1)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2016	3	$0	$0	$(3)

Total Futures Contracts				$0	$0	$(3)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	12/16/2045	$100	$(2)	$(1)	$0	$(1)

Total Swap Agreements					$(2)	$(1)	$0	$(1)

Cash of $33 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received		Asset	Liability
BOA	02/2016	$100	GBP	66	$0	$(2)
	02/2016	80	JPY	9,800	2	0
JPM	02/2016	27	AUD	39	1	0
	02/2016	3	CHF	3	0	0
NAB	02/2016	67	EUR	62	0	0

Total Forward Foreign Currency Contracts					$3	$(2)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 2,061.000	10Y USD CMS 2.6425	11/18/2016	$0	$2	$2

Total Purchased Options					$2	$2

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Exchange-Traded Funds	$397	$0	$0	$397
	$397	$0	$0	$397

Investments in Affiliates, at Value
Mutual Funds	2,529	0	0	2,529
Short-Term Instruments
Central Funds Used for Cash Management Purposes	164	0	0	164
	$2,693	$0	$0	$2,693

Total Investments	$3,090	$0	$0	$3,090

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4	0	4
Over the counter	0	3	2	5
	$0	$7	$2	$9

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(2)	0	(5)
Over the counter	0	(2)	0	(2)

	$(3)	$(4)	$0	$(7)

Totals	$3,087	$3	$2	$3,092

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ Income Fund

December 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 3.2%
EXCHANGE-TRADED FUNDS 3.0%
Vanguard FTSE Emerging Markets ETF	53,707	$1,757

Total Exchange-Traded Funds (Cost $2,259)		1,757

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		112

Total Short-Term Instruments (Cost $112)		112

Total Investments in Securities (Cost $2,371)		1,869

INVESTMENTS IN AFFILIATES 96.0%
MUTUAL FUNDS (a) 90.6%
PIMCO CommoditiesPLUS® Strategy Fund	130,938	708
PIMCO CommodityRealReturn Strategy Fund®	114,243	721
PIMCO Emerging Local Bond Fund	116,126	771
PIMCO Emerging Markets Bond Fund	77,878	725
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	597,863	5,925
PIMCO High Yield Fund	178,209	1,472
PIMCO Long Duration Total Return Fund	412,981	4,415
PIMCO RAE Fundamental PLUS EMG Fund	159,502	1,132
PIMCO RAE Fundamental PLUS Fund	248,788	1,443
PIMCO Real Return Asset Fund	609,873	4,672
PIMCO Real Return Fund	728,723	7,659
PIMCO RealEstateRealReturn Strategy Fund	401,944	3,031
PIMCO StocksPLUS® Absolute Return Fund	424,411	3,781
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	370,679	2,636
PIMCO StocksPLUS® International Fund (Unhedged)	394,412	2,201
PIMCO StocksPLUS® Small Fund	179,705	1,412
PIMCO Total Return Fund	873,941	8,801
PIMCO TRENDS Managed Futures Strategy Fund	128,643	1,182

Total Mutual Funds (Cost $57,895)		52,687

SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio III	317,939	3,139

Total Short-Term Instruments (Cost $3,147)		3,139

Total Investments in Affiliates (Cost $61,042)		55,826

Total Investments 99.2% (Cost $63,413)		$57,695
Financial Derivative Instruments (c)(d) 0.2% (Cost or Premiums, net $570)		122
Other Assets and Liabilities, net 0.6%		319

Net Assets 100.0%		$58,136

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$112	Fannie Mae 2.170% due 10/17/2022	$(118)	$112	$112

Total Repurchase Agreements						$(118)	$112	$112

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$20.000	01/15/2016	19	$1	$0
Put - CBOE iShares NASDAQ Biotechnology	300.000	03/18/2016	40	54	24

				$55	$24

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	29	$219	$76

Total Purchased Options				$274	$100

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$18.000	01/15/2016	19	$0	$0
Put - CBOE iShares NASDAQ Biotechnology	250.000	03/18/2016	40	(15)	(6)

				$(15)	$(6)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	29	$(116)	$(23)

Total Written Options				$(131)	$(29)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2016	22	$20	$0	$(21)

Total Futures Contracts				$20	$0	$(21)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	10/20/2025	$1,900	$(16)	$16	$0	$(7)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	1,700	(34)	(19)	0	(14)

					$(50)	$(3)	$0	$(21)

Total Swap Agreements					$(50)	$(3)	$0	$(21)

Cash of $370 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2016	GBP	928		$1,377	$9	$0
	02/2016	EUR	428		460	0	(6)
	02/2016		$1,377	GBP	928	0	(9)
DUB	01/2016	BRL	1,897		$484	5	0
	01/2016		$502	BRL	1,897	0	(23)
	02/2016		479		1,897	0	(4)
JPM	02/2016		365	AUD	519	13	0
	02/2016		125	CHF	125	0	0
MSB	01/2016		1,399	GBP	928	0	(31)
	02/2016		767	JPY	94,300	19	0

Total Forward Foreign Currency Contracts						$46	$(73)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 2,061.000	10Y USD CMS 2.6425	11/18/2016	$1	$39	$27

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,800	$48	$9
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	2,900	115	31
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	3,600	76	12
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	3,600	153	39

							$392	$91

Total Purchased Options							$431	$118

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.483%	$200	$(4)	$6	$2	$0

Total Swap Agreements						$(4)	$6	$2	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Exchange-Traded Funds	$1,757	$0	$0	$1,757
Short-Term Instruments
Repurchase Agreements	0	112	0	112
	$1,757	$112	$0	$1,869

Investments in Affiliates, at Value
Mutual Funds	52,687	0	0	52,687
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,139	0	0	3,139
	$55,826	$0	$0	$55,826

Total Investments	$57,583	$112	$0	$57,695

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	100	0	100
Over the counter	0	139	27	166
	$0	$239	$27	$266

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21)	(50)	0	(71)
Over the counter	0	(73)	0	(73)

	$(21)	$(123)	$0	$(144)

Totals	$57,562	$228	$27	$57,817

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.3%
BANK LOAN OBLIGATIONS 82.4%
ABC Supply Co., Inc.
3.500% due 04/16/2020	$4,677	$4,640
Acadia Healthcare Company, Inc.
4.250% due 02/11/2022	1,824	1,829
ADS Waste Holdings, Inc.
3.750% due 10/09/2019	1,328	1,297
Air Medical Group Holdings, Inc.
4.500% due 04/28/2022	3,718	3,604
Albertson’s Holdings LLC
5.125% due 08/25/2019	3,104	3,079
5.500% due 03/21/2019	6,044	6,022
5.500% due 08/25/2021	1,421	1,411
Alere, Inc.
4.250% due 06/18/2022	997	990
Alliant Holdings, Inc.
4.500% due 08/12/2022	2,960	2,904
Allison Transmission, Inc.
3.500% due 08/23/2019	8,493	8,459
Altice Financing S.A.
5.250% due 02/04/2022	2,915	2,912
Amaya Holdings BV
5.000% due 08/01/2021	2,725	2,552
American Renal Holdings, Inc.
4.500% due 09/20/2019	5,686	5,601
Amsurg Corp.
3.500% due 07/16/2021	1,619	1,607
Ancestry.com, Inc.
5.000% due 08/17/2022	3,142	3,130
AP NMT Acquisition BV
6.750% due 08/13/2021	2,939	2,630
Aramark Services, Inc.
3.250% due 09/07/2019	1,697	1,693
Ardagh Holdings USA, Inc.
4.000% due 12/17/2019	5,564	5,486
Asurion LLC
4.250% due 07/08/2020	3,687	3,377
5.000% due 05/24/2019	3,366	3,183
5.000% due 08/04/2022	4,205	3,886
Atlantic Aviation FBO, Inc.
3.250% due 05/31/2020	2,672	2,648
Atrium Innovations, Inc.
4.250% due 02/13/2021	3,730	3,459
7.750% due 08/13/2021	1,825	1,574
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022	21,450	21,221
3.750% due 05/06/2021	8,500	8,495
AVSC Holdings Corp.
4.500% due 01/24/2021	4,003	3,862
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	12,660	12,621
Axiall Holdco, Inc.
4.000% due 02/25/2022	933	928
B&G Foods, Inc.
3.750% due 11/02/2022	3,425	3,429
Bass Pro Group LLC
4.000% due 06/05/2020	3,719	3,585
BE Aerospace, Inc.
4.000% due 12/16/2021	7,885	7,902
Beacon Roofing Supply, Inc.
4.000% due 10/01/2022	1,496	1,493
Berlin Packaging LLC
4.500% due 10/01/2021	1,669	1,660
Berry Plastics Holding Corp.
3.500% due 02/08/2020	2,923	2,876
3.750% due 01/06/2021	1,850	1,827
4.000% due 10/01/2022	3,992	3,965
BJ’s Wholesale Club, Inc.
4.500% due 09/26/2019	6,903	6,611
8.500% due 03/26/2020	325	293
Black Knight InfoServ LLC
3.750% due 05/27/2022	1,284	1,283
Blue Coat Systems, Inc.
4.500% due 05/20/2022	2,750	2,665
BMC Software Finance, Inc.
5.000% due 09/10/2020	5,926	4,946

Boyd Gaming Corp.
4.000% due 08/14/2020	2,301	2,293
Brickman Group Ltd. LLC
4.000% due 12/18/2020	3,148	3,059
Burger King Worldwide, Inc.
3.750% due 12/12/2021	12,064	12,008
Cactus Wellhead LLC
7.000% due 07/31/2020	741	550
Calpine Construction Finance Co. LP
3.000% due 05/03/2020	7,508	7,127
Calpine Corp.
3.500% due 05/27/2022	323	308
4.000% due 10/09/2019	2,997	2,937
4.000% due 10/30/2020	2,190	2,141
Catalent Pharma Solutions, Inc.
4.250% due 05/20/2021	5,197	5,163
CDRH Parent, Inc.
5.250% due 07/01/2021	1,400	1,120
Charter Communications Operating LLC
3.000% due 07/01/2020	2,065	2,027
3.000% due 01/04/2021	3,204	3,148
3.500% due 01/24/2023	10,050	10,042
Chemours Co.
3.750% due 05/12/2022	6,766	6,225
Chrysler Group LLC
3.250% due 12/31/2018	5,875	5,831
3.500% due 05/24/2017	8,886	8,870
CityCenter Holdings LLC
4.250% due 10/16/2020	4,980	4,958
CommScope, Inc.
3.750% - 3.828% due 12/29/2022	3,367	3,350
Communications Sales & Leasing, Inc.
5.000% due 10/24/2022	3,193	2,972
Community Health Systems, Inc.
3.657% due 12/31/2018	8,394	8,287
3.750% due 12/31/2019	3,250	3,174
4.000% due 01/27/2021	6,754	6,646
Concordia Healthcare Corp.
5.250% due 10/21/2021	2,150	2,053
Convatec, Inc.
4.250% due 06/15/2020	3,383	3,336
CPG International, Inc.
4.750% due 09/30/2020	4,476	4,230
Crosby U.S. Acquisition Corp.
4.000% due 11/23/2020	5,294	4,183
7.000% due 11/22/2021	4,736	3,753
Crown Castle Operating Co.
3.000% due 01/31/2021	611	607
CSC Holdings LLC
2.924% due 04/17/2020	4,019	4,011
Cumulus Media Holdings, Inc.
4.250% due 12/23/2020	10,369	7,898
Darling International, Inc.
3.250% due 01/06/2021	3,429	3,361
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021	8,212	8,188
Dealer Tire LLC
5.500% due 12/22/2021	1,259	1,262
Dell International LLC
4.000% due 04/29/2020	12,789	12,728
Dell, Inc.
3.750% due 10/29/2018	1,640	1,637
Delos Finance SARL
3.500% due 03/06/2021	4,375	4,365
Delta SARL
4.750% due 07/31/2021	6,511	6,310
7.750% due 07/31/2022	1,716	1,592
Diamond Resorts Corp.
5.500% due 05/09/2021	1,677	1,653
DJO Finance LLC
4.250% due 06/08/2020	2,990	2,913
Dollar Tree, Inc.
3.500% due 07/06/2022	5,576	5,568
Doosan Infracore International, Inc.
4.500% due 05/28/2021	6,790	6,705
Dynegy Holdings, Inc.
4.000% due 04/23/2020	2,909	2,820
Eldorado Resorts LLC
4.250% due 07/13/2022	1,665	1,662
Endo Luxembourg Finance Co. SARL
3.750% due 09/26/2022	4,300	4,251
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	13,647	13,624
Envision Healthcare Corp.
4.250% due 05/25/2018	3,079	3,069
4.500% due 10/28/2022	2,975	2,967

EP Energy LLC
3.500% due 05/24/2018	4,967	3,911
4.500% due 04/30/2019	2,500	2,000
Equinix, Inc.
TBD% due 11/20/2022	925	930
ESH Hospitality, Inc.
5.000% due 06/24/2019	3,837	3,856
Expro Finservice SARL
5.750% due 09/02/2021	4,493	3,050
First Data Corp.
4.168% due 07/08/2022	18,050	17,811
Flying Fortress, Inc.
3.500% due 04/30/2020	250	249
Gardner Denver, Inc.
4.250% due 07/30/2020	8,741	7,899
Gates Global, Inc.
4.250% due 07/05/2021	9,098	8,559
Generac Power Systems, Inc.
3.500% due 05/31/2020	1,339	1,313
General Nutrition Centers, Inc.
3.250% due 03/04/2019	1,437	1,402
GFA Brands, Inc.
4.500% due 07/09/2020	7,664	7,654
Global Cash Access LLC
6.250% due 12/18/2020	1,398	1,296
Granite Acquisition, Inc.
5.000% due 12/19/2021	2,080	1,870
Greatbatch Ltd.
5.250% due 10/27/2022	1,970	1,960
Hanesbrands, Inc.
3.250% due 04/29/2022	347	349
HCA, Inc.
3.174% due 03/31/2017	3,088	3,087
3.357% due 05/01/2018	2,749	2,750
HD Supply, Inc.
3.750% due 08/13/2021	5,561	5,476
Headwaters, Inc.
4.500% due 03/24/2022	1,675	1,679
Hearthside Group Holdings LLC
4.500% due 06/02/2021	1,536	1,519
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	11,115	11,106
Horizon Pharma, Inc.
4.500% due 05/07/2021	1,562	1,464
Hub International Ltd.
4.000% due 10/02/2020	4,957	4,679
Huntsman International LLC
3.750% due 10/01/2021	4,554	4,526
Iasis Healthcare LLC
4.500% due 05/03/2018	3,326	3,271
iHeartCommunications, Inc.
7.174% due 01/30/2019	5,050	3,560
Immucor, Inc.
5.000% due 08/17/2018	5,157	4,912
IMS Health, Inc.
3.500% due 03/17/2021	4,191	4,079
Ineos U.S. Finance LLC
4.250% due 03/31/2022	5,179	5,012
Informatica Corp.
4.500% due 08/05/2022	3,192	3,080
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019	9,119	8,649
ION Media Networks, Inc.
4.750% due 12/18/2020	1,285	1,264
J. Crew Group, Inc.
4.000% due 03/05/2021	6,648	4,324
Jaguar Holding Co.
4.250% due 08/18/2022	5,172	5,038
Jarden Corp.
3.174% due 09/30/2020	2,121	2,123
3.174% due 07/30/2022	2,836	2,836
Jefferies Finance LLC
4.500% due 05/14/2020	2,878	2,860
Jeld-Wen, Inc.
4.750% due 07/01/2022	2,743	2,718
KAR Auction Services, Inc.
3.500% due 03/11/2021	915	914
Kenan Advantage Group, Inc.
1.500% due 01/23/2017	78	77
4.000% due 07/31/2022	737	728
Kinetic Concepts, Inc.
4.000% due 11/04/2016	2,117	2,075
4.500% due 05/04/2018	11,959	11,531
Klockner-Pentaplast of America, Inc.
5.000% due 04/28/2020	1,324	1,316

KP Germany Erste GmbH
5.000% due 04/28/2020	566	563
Kronos Worldwide, Inc.
4.000% due 02/18/2020	1,317	1,198
Kronos, Inc.
4.500% due 10/30/2019	9,737	9,603
La Quinta Intermediate Holdings LLC
3.750% due 04/14/2021	3,544	3,462
Las Vegas Sands LLC
3.250% due 12/19/2020	6,440	6,370
Level 3 Financing, Inc.
3.500% due 05/31/2022	3,900	3,842
4.000% due 01/15/2020	5,150	5,149
Live Nation Entertainment, Inc.
3.500% due 08/16/2020	4,534	4,530
LTF Merger Sub, Inc.
4.250% due 06/10/2022	3,831	3,735
LTS Buyer LLC
4.000% due 04/13/2020	3,669	3,584
MacDermid, Inc.
5.500% due 06/07/2020	4,118	3,993
Mallinckrodt International Finance S.A.
3.250% due 03/19/2021	9,428	9,168
Mauser U.S. Corporate LLC
4.500% due 07/31/2021	3,215	3,142
Maxim Crane Works LP
10.250% due 11/26/2018	9,752	9,655
Media General, Inc.
4.000% due 07/31/2020	3,519	3,482
MGM Resorts International
3.500% due 12/20/2019	6,305	6,236
Michaels Stores, Inc.
3.750% due 01/28/2020	6,171	6,114
Midas Intermediate Holdco LLC
4.500% due 08/18/2021	910	905
MPG Holdco, Inc.
3.750% due 10/20/2021	1,805	1,768
MPH Acquisition Holdings LLC
3.750% due 03/31/2021	4,540	4,431
Mueller Water Products, Inc.
4.000% due 11/25/2021	1,432	1,435
Multi Packaging Solutions, Inc.
4.250% due 09/30/2020	3,040	2,956
National Financial Partners Corp.
4.500% due 07/01/2020	4,413	4,258
NBTY, Inc.
3.500% due 10/01/2017	5,958	5,833
Neiman Marcus Group, Inc.
4.250% due 10/25/2020	8,162	7,246
Neptune Finco Corp.
5.000% due 10/09/2022	3,389	3,389
North American Lifting Holdings, Inc.
5.500% due 11/27/2020	4,281	3,211
Norwegian Cruise Line Holdings Ltd.
4.000% due 11/19/2021	980	980
Novelis, Inc.
4.000% due 06/02/2022	6,045	5,786
Numericable U.S. LLC
4.500% due 05/21/2020	16,886	16,322
NXP BV
3.750% due 12/07/2020	7,100	7,078
Onex TSG Holdings Corp.
5.000% due 07/31/2022	1,796	1,775
Onex Wizard U.S. Acquisition, Inc.
4.250% due 03/13/2022	3,902	3,852
Orion Engineered Carbons GmbH
5.000% due 07/25/2021	1,824	1,833
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021	12,245	10,454
Owens Illinois, Inc.
3.500% due 08/06/2022	997	996
Party City Holdings, Inc.
4.250% due 08/19/2022	3,441	3,350
Patterson Medical Holdings, Inc.
5.250% due 08/17/2022	1,250	1,225
Penn National Gaming, Inc.
3.250% due 10/30/2020	955	948
Performance Food Group Co.
6.250% due 11/14/2019	1,648	1,647
Petco Animal Supplies, Inc.
4.000% due 11/24/2017	3,119	3,114
PetSmart, Inc.
4.250% due 03/11/2022	8,518	8,323
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020	1,138	1,136

Pinnacle Foods Finance LLC
3.000% due 04/29/2020	3,095	3,051
Playa Resorts Holding BV
4.000% due 08/09/2019	3,636	3,536
Ply Gem Industries, Inc.
4.000% due 02/01/2021	1,566	1,536
Post Holdings, Inc.
3.750% due 06/02/2021	1,252	1,252
PQ Corp.
4.000% due 08/07/2017	1,276	1,268
PRA Holdings, Inc.
4.500% due 09/23/2020	5,330	5,281
Prestige Brands, Inc.
3.500% due 09/03/2021	3,102	3,089
Realogy Corp.
3.750% due 03/05/2020	4,035	4,016
Rexnord LLC
4.000% due 08/21/2020	5,265	5,116
Reynolds Group Holdings, Inc.
4.500% due 12/01/2018	3,465	3,435
Riverbed Technology, Inc.
6.000% due 04/24/2022	4,960	4,952
RPI Finance Trust
3.500% due 11/09/2020	5,271	5,252
Sabine Oil & Gas LLC
TBD% due 12/31/2018 ^	10,400	260
Sage Products Holdings LLC
4.250% due 12/13/2019	3,361	3,324
9.250% due 06/13/2020	2,509	2,518
SBA Senior Finance LLC
3.250% due 03/24/2021	3,606	3,537
Scientific Games International, Inc.
6.000% due 10/18/2020	3,046	2,810
6.000% due 10/01/2021	6,014	5,511
Seadrill Partners Finco LLC
4.000% due 02/21/2021	2,366	979
Sequa Corp.
5.250% due 06/19/2017	10,891	7,569
Serta Simmons Holdings LLC
4.250% due 10/01/2019	6,277	6,257
ServiceMaster Co.
4.250% due 07/01/2021	7,030	6,986
Signode Industrial Group U.S., Inc.
3.750% due 05/01/2021	4,342	4,184
Sinclair Television Group, Inc.
3.500% due 07/30/2021	721	717
Smart & Final Stores LLC
4.000% due 11/15/2019	1,790	1,777
Southcross Energy Partners LP
5.250% due 08/04/2021	1,302	934
Southcross Holdings Borrower LP
6.000% due 08/04/2021	2,216	1,202
Spectrum Brands, Inc.
3.500% due 06/23/2022	2,246	2,241
SS&C Technologies, Inc.
4.000% - 4.083% due 07/08/2022	6,058	6,027
Station Casinos LLC
4.250% due 03/02/2020	6,874	6,757
Sterigenics-Nordion Holdings LLC
4.250% due 05/15/2022	4,254	4,148
Styrolution U.S. Holding LLC
6.500% due 11/07/2019	2,150	2,142
Sun Products Corp.
5.500% due 03/23/2020	893	839
SuperValu, Inc.
4.500% due 03/21/2019	1,232	1,218
Syniverse Holdings, Inc.
4.000% due 04/23/2019	7,073	5,252
T-Mobile USA, Inc.
3.500% due 11/09/2022	6,650	6,657
Team Health, Inc.
4.500% due 11/23/2022	1,050	1,050
Telesat Canada
3.500% due 03/28/2019	2,138	2,111
Tempur-Pedic International, Inc.
3.500% due 03/18/2020	377	377
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016	7,566	7,528
TI Group Automotive Systems LLC
4.500% due 06/30/2022	3,167	3,104
Tibco Software, Inc.
6.500% due 12/04/2020	4,987	4,526
Transdigm, Inc.
3.500% due 05/14/2022	10,930	10,608
TransUnion LLC
3.500% due 04/09/2021	5,021	4,887

Tribune Media Co.
3.750% due 12/27/2020		5,674	5,624
Truven Health Analytics, Inc.
4.500% due 06/06/2019		3,566	3,424
U.S. Coatings Acquisition, Inc.
3.750% due 02/01/2020		4,717	4,686
U.S. Foods, Inc.
4.500% due 03/31/2019		8,985	8,912
U.S. Renal Care, Inc.
TBD% due 11/06/2022		1,900	1,890
Univar, Inc.
4.250% due 07/01/2022		2,469	2,398
Univision Communications, Inc.
4.000% due 03/01/2020		12,732	12,491
USI, Inc.
4.250% due 12/27/2019		2,844	2,749
Valeant Pharmaceuticals International, Inc.
3.750% due 12/11/2019		2,201	2,125
3.750% due 08/05/2020		6,207	5,970
4.000% due 04/01/2022		12,254	11,838
Vantiv LLC
3.750% due 06/13/2021		4,136	4,131
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023		5,312	5,208
Waste Industries USA, Inc.
4.250% due 02/27/2020		1,587	1,582
West Corp.
3.250% due 06/30/2018		5,319	5,239
Westmoreland Coal Co.
7.500% due 12/16/2020		7,845	4,903
Wilsonart LLC
4.000% due 10/31/2019		2,374	2,319
Windstream Corp.
3.500% due 08/08/2019		2,198	2,133
WMG Acquisition Corp.
3.750% due 07/01/2020		5,195	4,938
WTG Holdings Corp.
4.750% due 01/15/2021		3,239	3,191
XPO Logistics, Inc.
5.500% due 11/01/2021		3,350	3,341
Zebra Technologies Corp.
4.750% due 10/27/2021		665	666
Ziggo Financing Partnership
TBD% - 3.500% due 01/15/2022		10,900	10,606

Total Bank Loan Obligations (Cost $1,065,824)			1,013,641

CORPORATE BONDS & NOTES 7.9%
BANKING & FINANCE 0.8%
AerCap Ireland Capital Ltd.
4.500% due 05/15/2021		1,000	1,019
CBRE Services, Inc.
5.000% due 03/15/2023		1,000	1,007
CIT Group, Inc.
6.625% due 04/01/2018		650	687
Crown Castle International Corp.
5.250% due 01/15/2023		1,000	1,055
International Lease Finance Corp.
5.750% due 05/15/2016		625	634
Navient Corp.
5.875% due 03/25/2021		550	492
PHH Corp.
6.375% due 08/15/2021		1,000	915
RHP Hotel Properties LP
5.000% due 04/15/2023		775	779
Stearns Holdings, Inc.
9.375% due 08/15/2020		1,750	1,741
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	900	1,377

			9,706

INDUSTRIALS 6.7%
ADT Corp.
4.125% due 06/15/2023		$1,400	1,316
6.250% due 10/15/2021		1,400	1,469
AECOM
5.750% due 10/15/2022		665	687
5.875% due 10/15/2024		565	578
Aguila S.A.
7.875% due 01/31/2018		2,000	2,012
Allegion PLC
5.875% due 09/15/2023		100	102

Alliance Data Systems Corp.
5.250% due 12/01/2017		1,500	1,522
Altice Financing S.A.
6.625% due 02/15/2023		400	396
Altice Finco S.A.
7.625% due 02/15/2025		200	186
Altice Luxembourg S.A.
7.625% due 02/15/2025		400	346
7.750% due 05/15/2022		550	498
Aramark Services, Inc.
5.125% due 01/15/2024		200	204
Audatex North America, Inc.
6.125% due 11/01/2023		625	631
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023		100	102
Berry Plastics Corp.
6.000% due 10/15/2022		125	128
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)		475	296
Building Materials Corp. of America
5.375% due 11/15/2024		900	902
6.000% due 10/15/2025		400	410
California Resources Corp.
8.000% due 12/15/2022		2,194	1,160
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (a)		550	537
CCO Holdings LLC
5.125% due 05/01/2023		1,250	1,255
5.250% due 09/30/2022		500	506
Chemours Co.
6.625% due 05/15/2023		500	353
Churchill Downs, Inc.
5.375% due 12/15/2021		1,475	1,486
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		1,000	979
Community Health Systems, Inc.
6.875% due 02/01/2022		1,200	1,144
Concordia Healthcare Corp.
7.000% due 04/15/2023		625	545
Constellation Brands, Inc.
6.000% due 05/01/2022		500	551
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (a)		750	700
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		1,500	1,516
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		965	663
CSC Holdings LLC
6.750% due 11/15/2021		350	345
DISH DBS Corp.
5.875% due 07/15/2022		1,000	935
DJO Finco, Inc.
8.125% due 06/15/2021		575	512
Dollar Tree, Inc.
5.750% due 03/01/2023		950	995
Eldorado Resorts, Inc.
7.000% due 08/01/2023		475	468
Endo Finance LLC
5.750% due 01/15/2022		2,025	1,974
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	150	109
Halcon Resources Corp.
8.625% due 02/01/2020		$400	278
HCA, Inc.
6.500% due 02/15/2020		500	546
HD Supply, Inc.
7.500% due 07/15/2020		1,500	1,567
Hiland Partners LP
7.250% due 10/01/2020		500	506
iHeartCommunications, Inc.
9.000% due 09/15/2022		1,725	1,197
IMS Health, Inc.
6.000% due 11/01/2020		300	310
INEOS Group Holdings S.A.
5.750% due 02/15/2019	EUR	1,650	1,802
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$675	557
Jaguar Holding Co.
6.375% due 08/01/2023		900	880
KION Finance S.A.
6.750% due 02/15/2020	EUR	700	794
KLX, Inc.
5.875% due 12/01/2022		$650	621
Kraft Heinz Foods Co.
4.875% due 02/15/2025		1,799	1,914

Lamar Media Corp.
5.875% due 02/01/2022		200	211
Land O’ Lakes, Inc.
6.000% due 11/15/2022		250	263
Laredo Petroleum, Inc.
7.375% due 05/01/2022		500	463
Lender Processing Services, Inc.
5.750% due 04/15/2023		656	678
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		850	884
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		500	484
5.625% due 10/15/2023		1,250	1,194
5.750% due 08/01/2022		1,000	965
Masonite International Corp.
5.625% due 03/15/2023		425	441
MGM Resorts International
6.750% due 10/01/2020		1,500	1,549
Murphy Oil USA, Inc.
6.000% due 08/15/2023		750	791
Neptune Finco Corp.
10.125% due 01/15/2023		650	679
Numericable-SFR S.A.S.
6.000% due 05/15/2022		1,200	1,167
6.250% due 05/15/2024		350	339
Owens-Brockway Glass Container, Inc.
5.875% due 08/15/2023		600	610
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (a)		700	713
Platform Specialty Products Corp.
6.500% due 02/01/2022		500	435
Post Holdings, Inc.
6.000% due 12/15/2022		300	295
6.750% due 12/01/2021		625	639
7.375% due 02/15/2022		125	131
7.750% due 03/15/2024		575	604
8.000% due 07/15/2025		275	292
Regency Energy Partners LP
4.500% due 11/01/2023		500	433
5.500% due 04/15/2023		600	541
5.875% due 03/01/2022		675	637
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,500	1,530
7.875% due 08/15/2019		725	753
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		1,000	925
Sally Holdings LLC
5.750% due 06/01/2022		1,000	1,040
Schaeffler Finance BV
3.250% due 05/15/2025	EUR	1,000	1,060
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (a)		$600	629
Schaeffler Holding Finance BV (6.750% Cash or 6.750% PIK)
6.750% due 11/15/2022 (a)		700	756
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (a)		2,000	2,065
Sealed Air Corp.
6.500% due 12/01/2020		400	443
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		750	782
Smithfield Foods, Inc.
6.625% due 08/15/2022		150	156
SoftBank Group Corp.
4.500% due 04/15/2020		1,000	998
Spectrum Brands, Inc.
5.750% due 07/15/2025		550	567
6.375% due 11/15/2020		200	214
6.625% due 11/15/2022		200	212
Springs Industries, Inc.
6.250% due 06/01/2021		1,550	1,542
Steel Dynamics, Inc.
6.125% due 08/15/2019		100	101
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023		800	766
T-Mobile USA, Inc.
6.000% due 03/01/2023		1,110	1,127
6.500% due 01/15/2026		700	708
6.542% due 04/28/2020		1,950	2,038
Tenet Healthcare Corp.
5.500% due 03/01/2019		1,000	948
6.000% due 10/01/2020		1,750	1,851
TES Finance PLC
6.750% due 07/15/2020	GBP	400	566
Tesoro Logistics LP
5.875% due 10/01/2020		$196	188
6.250% due 10/15/2022		650	619

United Rentals North America, Inc.
4.625% due 07/15/2023	1,575	1,577
Univision Communications, Inc.
5.125% due 02/15/2025	2,225	2,119
WellCare Health Plans, Inc.
5.750% due 11/15/2020	625	646
Whiting Petroleum Corp.
5.000% due 03/15/2019	850	646
WR Grace & Co-Conn
5.625% due 10/01/2024	325	329
ZF North America Capital, Inc.
4.000% due 04/29/2020	500	506

		83,335

UTILITIES 0.4%
Frontier Communications Corp.
10.500% due 09/15/2022	300	299
Genesis Energy LP
5.625% due 06/15/2024	800	612
6.750% due 08/01/2022	775	663
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	250	249
Sprint Communications, Inc.
6.000% due 11/15/2022	2,000	1,440
Sprint Corp.
7.125% due 06/15/2024	1,000	732
7.875% due 09/15/2023	500	377
TerraForm Power Operating LLC
6.125% due 06/15/2025	350	283

		4,655

Total Corporate Bonds & Notes (Cost $103,074)		97,696

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%
		214

Total Short-Term Instruments (Cost $214)		214

Total Investments in Securities (Cost $1,169,112)		1,111,551

	SHARES
INVESTMENTS IN AFFILIATES 8.6%
SHORT-TERM INSTRUMENTS 8.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.6%
PIMCO Short-Term Floating NAV Portfolio III	10,647,137	105,130

Total Short-Term Instruments (Cost $105,519)		105,130

Total Investments in Affiliates (Cost $105,519)		105,130

Total Investments 98.9% (Cost $1,274,631)		$1,216,681
Financial Derivative Instruments (c)(d) 0.0% (Cost or Premiums, net $(122))		(206)
Other Assets and Liabilities, net 1.1%		13,540

Net Assets 100.0%		$1,230,015

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$214	Fannie Mae 2.170% due 10/17/2022	$(221)	$214	$214

Total Repurchase Agreements						$(221)	$214	$214

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$59,301	$2,334	$(1,896)	$59	$0

Total Swap Agreements				$2,334	$(1,896)	$59	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $4,509 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2016	EUR	2,457		$2,607	$0	$(63)
JPM	02/2016	GBP	2,458		3,730	106	0
	02/2016		$2,818	GBP	1,877	0	(51)
UAG	01/2016		2,684	EUR	2,457	0	(14)
	02/2016	EUR	2,457		$2,686	14	0

Total Forward Foreign Currency Contracts						$120	$(128)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
GST	California Resources Corp.	5.000%	12/20/2020	36.515%	$450	$(122)	$(135)	$0	$(257)

Total Swap Agreements						$(122)	$(135)	$0	$(257)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$938,629	$75,012	$1,013,641
Corporate Bonds & Notes
Banking & Finance	0	9,706	0	9,706
Industrials	0	83,335	0	83,335
Utilities	0	4,655	0	4,655
Short-Term Instruments
Repurchase Agreements	0	214	0	214
	$0	$1,036,539	$75,012	$1,111,551

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	105,130	0	0	105,130

Total Investments	$105,130	$1,036,539	$75,012	$1,216,681

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	59	0	59
Over the counter	0	120	0	120
	$0	$179	$0	$179

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(385)	$0	$(385)

Totals	$105,130	$1,036,333	$75,012	$1,216,475

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$81,337	$11,209	$(52,361)	$(16)	$(1,064)	$(3,599)	$54,552	$(15,046)	$75,012	$(2,877)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$728	Other Valuation Techniques (2)	—	—
	74,284	Third Party Vendor	Broker Quote	62.50-100.50

Total	$75,012

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Short Asset Investment Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.1%
CORPORATE BONDS & NOTES 66.1%
BANKING & FINANCE 30.5%
American Express Credit Corp.
1.083% due 03/18/2019	$1,000	$989
Banco Santander Brasil S.A.
4.250% due 01/14/2016	1,500	1,498
Banco Santander Chile
1.915% due 01/19/2016	2,200	2,199
Bank of America N.A.
0.764% due 05/08/2017	3,700	3,692
0.832% due 02/14/2017	1,000	999
0.902% due 06/05/2017	3,100	3,091
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.772% due 09/08/2017	2,000	1,987
0.897% due 03/10/2017	2,700	2,697
1.002% due 03/05/2018	3,700	3,681
BBVA Bancomer S.A.
4.500% due 03/10/2016	3,800	3,820
BPCE S.A.
1.156% due 06/17/2017	1,700	1,697
1.203% due 06/23/2017	1,000	998
Caisse Centrale Desjardins
1.003% due 03/27/2017	1,600	1,598
Citigroup, Inc.
0.747% due 06/09/2016	1,000	997
1.013% due 04/27/2018	1,000	997
5.850% due 08/02/2016	5,000	5,130
Corp. Andina de Fomento
0.874% due 01/29/2018	4,700	4,663
DBS Group Holdings Ltd.
0.817% due 07/16/2019	1,000	1,000
Dexia Credit Local S.A.
1.250% due 10/18/2016	5,000	5,007
Eksportfinans ASA
5.500% due 05/25/2016	5,000	5,066
ERP Operating LP
5.375% due 08/01/2016	2,500	2,557
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
5.125% due 01/21/2016	2,968	2,973
Ford Motor Credit Co. LLC
0.982% due 09/08/2017	5,500	5,426
1.095% due 01/17/2017	2,000	1,985
1.259% due 01/09/2018	500	495
1.500% due 01/17/2017	200	199
3.000% due 06/12/2017	205	207
3.984% due 06/15/2016	100	101
General Motors Financial Co., Inc.
1.681% due 04/10/2018	3,500	3,476
2.750% due 05/15/2016	1,450	1,454
4.750% due 08/15/2017	2,300	2,385
Goldman Sachs Group, Inc.
1.061% due 06/04/2017	600	599
1.476% due 04/23/2020	4,200	4,211
1.522% due 04/30/2018	2,400	2,412
HBOS PLC
1.303% due 09/30/2016	600	599
HSBC Finance Corp.
0.844% due 06/01/2016	6,233	6,223
HSBC USA, Inc.
1.114% due 08/07/2018	2,000	2,000
Hypothekenbank Frankfurt AG
0.347% due 09/20/2017	1,500	1,482
Industrial Bank of Korea
2.375% due 07/17/2017	500	504
3.750% due 09/29/2016	4,300	4,370
International Lease Finance Corp.
6.750% due 09/01/2016	350	360
Intesa Sanpaolo SpA
3.125% due 01/15/2016	5,500	5,503
JPMorgan Chase & Co.
0.924% due 03/01/2018	700	696
1.220% due 01/25/2018	1,600	1,604
1.271% due 01/23/2020 (a)	1,600	1,603
KEB Hana Bank
1.469% due 11/09/2016	1,800	1,807

Lloyds Bank PLC
0.912% due 05/14/2018	1,900	1,887
Macquarie Bank Ltd.
0.953% due 10/27/2017	2,500	2,489
Macquarie Group Ltd.
1.329% due 01/31/2017	1,500	1,502
Mizuho Bank Ltd.
1.053% due 09/25/2017	1,500	1,491
MUFG Union Bank N.A.
1.500% due 09/26/2016	1,000	1,003
Nomura Holdings, Inc.
2.000% due 09/13/2016 (a)	6,688	6,716
4.125% due 01/19/2016	268	268
ORIX Corp.
5.000% due 01/12/2016	3,000	3,002
RCI Banque S.A.
4.600% due 04/12/2016	3,700	3,731
Santander Bank N.A.
1.251% due 01/12/2018	1,000	993
Santander Holdings USA, Inc.
4.625% due 04/19/2016	1,211	1,222
Shinhan Bank
0.968% due 04/08/2017	1,400	1,400
Societe Generale S.A.
3.500% due 01/15/2016	2,000	2,001
Sumitomo Mitsui Banking Corp.
1.056% due 07/23/2018	500	499
1.800% due 07/18/2017	1,900	1,900
2.900% due 07/22/2016	2,000	2,019
U.S. Bancorp
0.720% due 04/25/2019	1,300	1,294
Ventas Realty LP
1.550% due 09/26/2016	2,580	2,582
Vesey Street Investment Trust
4.404% due 09/01/2016	2,780	2,835
Wachovia Corp.
0.691% due 10/15/2016	10,000	9,983

		155,854

INDUSTRIALS 27.1%
Actavis Funding SCS
1.289% due 09/01/2016 (a)	9,100	9,107
Amgen, Inc.
0.758% due 05/22/2017 (a)	1,350	1,347
0.978% due 05/22/2019	1,000	990
Aviation Capital Group Corp.
3.875% due 09/27/2016	1,200	1,211
BAT International Finance PLC
1.022% due 06/15/2018	2,000	1,999
Baxalta, Inc.
1.099% due 06/22/2018	500	499
1.366% due 06/22/2018	2,000	1,995
Becton Dickinson and Co.
0.962% due 06/15/2016	1,600	1,599
Canadian Natural Resources Ltd.
0.978% due 03/30/2016	1,800	1,796
Cisco Systems, Inc.
0.914% due 03/01/2019	1,568	1,568
CNOOC Finance Ltd.
1.125% due 05/09/2016	8,000	7,989
CNPC General Capital Ltd.
1.450% due 04/16/2016	4,000	4,000
ConAgra Foods, Inc.
0.687% due 07/21/2016	2,600	2,596
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018	1,366	1,410
Cox Communications, Inc.
5.875% due 12/01/2016	2,000	2,068
Daimler Finance North America LLC
1.009% due 08/01/2016	3,590	3,589
1.044% due 08/03/2017	2,500	2,498
1.250% due 01/11/2016	1,000	1,000
1.375% due 08/01/2017	2,000	1,982
3.000% due 03/28/2016	1,000	1,004
Enbridge, Inc.
0.866% due 06/02/2017	2,000	1,960
1.262% due 10/01/2016	175	174
Enterprise Products Operating LLC
3.200% due 02/01/2016	500	500
ERAC USA Finance LLC
1.400% due 04/15/2016	1,000	1,000
Hewlett Packard Enterprise Co.
2.353% due 10/05/2017	2,400	2,405

Imperial Tobacco Finance PLC
2.050% due 02/11/2018	1,500	1,494
Kia Motors Corp.
3.625% due 06/14/2016	2,300	2,319
Kinder Morgan Energy Partners LP
3.500% due 03/01/2016	2,610	2,619
Kinder Morgan, Inc.
8.250% due 02/15/2016	4,720	4,746
Korea National Oil Corp.
4.000% due 10/27/2016	2,500	2,552
Kraft Heinz Foods Co.
1.600% due 06/30/2017	700	698
Lowe’s Cos., Inc.
0.907% due 09/10/2019	1,300	1,293
Marriott International, Inc.
6.200% due 06/15/2016	500	511
Medtronic, Inc.
1.312% due 03/15/2020	2,000	1,996
NBCUniversal Enterprise, Inc.
1.006% due 04/15/2018	1,500	1,498
Nissan Motor Acceptance Corp.
0.972% due 03/03/2017	2,500	2,495
1.303% due 09/26/2016	1,300	1,300
ONEOK Partners LP
3.250% due 02/01/2016	905	907
Oracle Corp.
0.828% due 10/08/2019	2,500	2,494
Pearson Funding PLC
4.000% due 05/17/2016	850	856
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016	2,300	2,318
Penske Truck Leasing Co. LP
2.500% due 03/15/2016	7,897	7,911
Pioneer Natural Resources Co.
5.875% due 07/15/2016	4,500	4,571
Reynolds American, Inc.
6.750% due 06/15/2017	1,000	1,068
SABMiller Holdings, Inc.
1.019% due 08/01/2018	500	496
2.450% due 01/15/2017	2,600	2,620
Schlumberger Norge A/S
1.950% due 09/14/2016	5,000	5,025
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017	900	908
Statoil ASA
0.652% due 05/15/2018	1,369	1,362
0.804% due 11/08/2018	1,400	1,390
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016	3,684	3,694
6.421% due 06/20/2016	3,500	3,581
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/2016	1,900	1,907
Total Capital International S.A.
0.911% due 08/10/2018	267	266
Transcontinental Gas Pipe Line Co. LLC
6.400% due 04/15/2016	3,000	3,037
UAL Pass-Through Trust
10.400% due 05/01/2018	1,733	1,839
UnitedHealth Group, Inc.
0.765% due 01/17/2017	3,600	3,603
Viacom, Inc.
6.250% due 04/30/2016	320	325
Volkswagen Group of America Finance LLC
0.658% due 11/22/2016	5,000	4,915
0.748% due 05/23/2017	400	388
Walgreens Boots Alliance, Inc.
0.814% due 05/18/2016	2,225	2,218
Weatherford International Ltd.
5.500% due 02/15/2016	700	697
Woolworths Ltd.
3.150% due 04/12/2016	450	452

		138,655

UTILITIES 8.5%
BellSouth Corp.
4.821% due 04/26/2021 (a)	5,000	5,060
BG Energy Capital PLC
2.875% due 10/15/2016	535	541
BP Capital Markets PLC
0.764% due 11/07/2016 (a)	7,690	7,681
British Telecommunications PLC
1.625% due 06/28/2016	3,800	3,805
Dayton Power & Light Co.
1.875% due 09/15/2016	4,900	4,905

Duke Energy Progress LLC
0.652% due 03/06/2017	700	698
Electricite de France S.A.
0.777% due 01/20/2017	4,200	4,197
Jersey Central Power & Light Co.
5.625% due 05/01/2016	2,000	2,026
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	500	508
Petrobras Global Finance BV
2.886% due 03/17/2017	1,900	1,746
PPL WEM Ltd.
3.900% due 05/01/2016	5,000	5,020
Verizon Communications, Inc.
0.877% due 06/09/2017	2,000	1,992
2.252% due 09/14/2018 (a)	4,930	5,051

		43,230

Total Corporate Bonds & Notes (Cost $338,600)		337,739

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.6%
University of California Revenue Bonds, Series 2011
0.744% due 07/01/2041	2,900	2,900

TEXAS 0.1%
Texas State General Obligation Notes, Series 2013
0.644% due 06/01/2018	480	480

Total Municipal Bonds & Notes (Cost $3,380)		3,380

U.S. GOVERNMENT AGENCIES 7.5%
Fannie Mae
0.484% due 12/25/2017	1,145	1,143
0.722% due 04/25/2036 - 06/25/2036	1,372	1,376
0.772% due 07/25/2036	274	275
0.872% due 04/25/2039	1,016	1,023
0.962% due 07/25/2037	276	280
0.972% due 09/25/2041	15	16
1.102% due 02/25/2041	789	798
Freddie Mac
0.731% due 03/15/2040 - 03/15/2041	933	935
0.831% due 08/15/2041	47	48
0.911% due 07/15/2037	169	171
0.931% due 11/15/2037	227	231
1.281% due 01/15/2032	556	573
1.331% due 01/15/2039	151	156
Ginnie Mae
0.692% due 03/20/2065	4,880	4,877
0.762% due 04/20/2062	108	108
0.872% due 11/20/2065	14,723	14,714
0.892% due 10/20/2065	9,859	9,884
NCUA Guaranteed Notes
0.829% due 12/08/2020	1,841	1,854

Total U.S. Government Agencies (Cost $38,390)		38,462

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3%
Asset Securitization Corp.
6.930% due 02/14/2043	1,466	1,529
Banc of America Commercial Mortgage Trust
5.347% due 10/10/2045	1,555	1,585
Bear Stearns Commercial Mortgage Securities Trust
5.537% due 10/12/2041	3,492	3,540
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	2,322	2,362
COBALT Commercial Mortgage Trust
5.223% due 08/15/2048	2,328	2,367
GS Mortgage Securities Trust
1.144% due 05/10/2045	22	22
JPMorgan Chase Commercial Mortgage Securities Trust
5.678% due 02/12/2049	178	181
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.166% due 12/12/2049	1,961	2,002
5.743% due 06/12/2050	4,551	4,726
Morgan Stanley Capital Trust
0.465% due 07/12/2044	6,153	6,143
3.884% due 09/15/2047	216	216
5.723% due 04/12/2049	3,000	3,111
Wachovia Bank Commercial Mortgage Trust
0.501% due 10/15/2048	6,420	6,371
0.561% due 04/15/2047	3,100	3,002

Wells Fargo-RBS Commercial Mortgage Trust
1.081% due 04/15/2045	138	137

Total Non-Agency Mortgage-Backed Securities (Cost $37,660)		37,294

ASSET-BACKED SECURITIES 8.3%
Aircraft Lease Securitisation Ltd.
0.529% due 05/10/2032	849	840
ALM Ltd.
1.967% due 01/20/2026	4,500	4,521
Apidos Cinco CDO Ltd.
0.539% due 05/14/2020	1,795	1,788
California Republic Auto Receivables Trust
0.630% due 06/15/2017	158	158
Carlyle Global Market Strategies CLO Ltd.
1.658% due 07/27/2026	2,200	2,214
Citibank Credit Card Issuance Trust
0.361% due 12/17/2018	2,000	1,996
Dell Equipment Finance Trust
1.313% due 12/22/2017	2,000	2,001
Fifth Third Auto Trust
0.450% due 04/17/2017	116	116
Flagship CLO
0.717% due 06/10/2021	591	583
0.800% due 09/20/2019	346	343
Kingsland Ltd.
0.597% due 08/24/2021	3,675	3,638
Limerock CLO
0.530% due 04/24/2023	793	786
Lockwood Grove CLO Ltd.
1.690% due 01/25/2024	2,500	2,491
Madison Park Funding Ltd.
1.652% due 08/15/2022	800	798
Navient Private Education Loan Trust
0.831% due 12/15/2021	1,445	1,441
Navient Student Loan Trust
0.842% due 08/27/2029	2,800	2,750
OHA Credit Partners Ltd.
1.582% due 05/15/2023	2,279	2,268
Residential Asset Securities Corp. Trust
0.872% due 08/25/2035	4,500	4,450
SLM Student Loan Trust
0.410% due 10/25/2024	3,487	3,416
0.720% due 04/25/2023	318	317
0.792% due 09/15/2022	1,944	1,932
SMB Private Education Loan Trust
0.931% due 07/17/2023	3,224	3,214
Voya CLO Ltd.
1.641% due 10/15/2022	500	497

Total Asset-Backed Securities (Cost $42,674)		42,558

SOVEREIGN ISSUES 10.6%
Development Bank of Japan, Inc.
0.563% due 01/28/2020	5,000	4,925
1.736% due 04/27/2017	5,000	5,013
Export-Import Bank of Korea
1.107% due 11/27/2016	4,000	4,004
1.376% due 09/17/2016	1,000	1,002
Hydro-Quebec
7.500% due 04/01/2016	2,000	2,030
Japan Bank for International Cooperation
0.719% due 11/13/2018	10,000	10,051
Japan Finance Organization for Municipalities
1.032% due 05/22/2017	3,000	3,013
1.500% due 09/12/2017	4,200	4,191
Korea Development Bank
3.250% due 03/09/2016	3,000	3,012
4.000% due 09/09/2016	6,014	6,129
Mexico Government International Bond
11.375% due 09/15/2016	9,925	10,631

Total Sovereign Issues (Cost $54,085)		54,001

SHORT-TERM INSTRUMENTS 4.6%
CERTIFICATES OF DEPOSIT 0.5%
Intesa Sanpaolo SpA
1.701% due 04/11/2016	1,500	1,501

Sumitomo Mitsui Banking Corp.
0.699% due 05/02/2017	1,000	1,000

		2,501

COMMERCIAL PAPER 2.9%
Electricite de France S.A.
1.510% due 01/06/2017	6,000	5,905
ENI Finance USA, Inc.
0.750% due 01/21/2016	5,000	4,999
1.280% due 06/03/2016	4,000	3,986

		14,890

SHORT-TERM NOTES 1.2%
Kansas City Southern Co.
1.023% due 10/28/2016	2,400	2,372
Reynolds American, Inc.
3.500% due 08/04/2016	3,900	3,942

		6,314

Total Short-Term Instruments (Cost $23,729)		23,705

Total Investments in Securities (Cost $538,518)		537,139

	SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III	366,033	3,614

Total Short-Term Instruments (Cost $3,618)		3,614

Total Investments in Affiliates (Cost $3,618)		3,614

Total Investments 105.8% (Cost $542,136)		$540,753
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		(16)
Other Assets and Liabilities, net (5.8%)		(29,781)

Net Assets 100.0%		$510,956

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BPG	0.830%	11/23/2015	01/20/2016	$(12,592)	$(12,604)
UBS	0.900	12/21/2015	01/11/2016	(6,401)	(6,403)
	0.900	12/30/2015	01/13/2016	(13,274)	(13,276)

Total Reverse Repurchase Agreements					$(32,283)

(1)	As of December 31, 2015, there were no open sales-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(13,773) at a weighted average interest rate of 0.436%.

(a)	Securities with an aggregate market value of $34,563 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
90-Day Eurodollar September Futures	Short	09/2018	209	$78	$0	$(16)

Total Futures Contracts				$78	$0	$(16)

Cash of $121 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$155,854	$0	$155,854
Industrials	0	138,655	0	138,655
Utilities	0	43,230	0	43,230
Municipal Bonds & Notes
California	0	2,900	0	2,900
Texas	0	480	0	480
U.S. Government Agencies	0	38,462	0	38,462
Non-Agency Mortgage-Backed Securities	0	37,294	0	37,294
Asset-Backed Securities	0	42,558	0	42,558
Sovereign Issues	0	54,001	0	54,001
Short-Term Instruments
Certificates of Deposit	0	2,501	0	2,501
Commercial Paper	0	14,890	0	14,890
Short-Term Notes	0	6,314	0	6,314
	$0	$537,139	$0	$537,139

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,614	0	0	3,614

Total Investments	$3,614	$537,139	$0	$540,753

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(16)	$0	$0	$(16)

Totals	$3,598	$537,139	$0	$540,737

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Short Duration Municipal Income Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 80.3%
MUNICIPAL BONDS & NOTES 80.0%
ALABAMA 0.8%
Alabama 21st Century Authority Revenue Notes, Series 2012
5.000% due 06/01/2019	$1,750	$1,956

ARIZONA 1.1%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2016	1,105	1,122
Phoenix Civic Improvement Corp., Arizona Revenue Notes, Series 2014
5.000% due 07/01/2020	1,175	1,366

		2,488

CALIFORNIA 5.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.710% due 04/01/2047	5,000	4,995
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.018% due 04/01/2045	2,500	2,509
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,139
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,017

		11,660

CONNECTICUT 2.4%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.116% due 07/01/2049	5,000	5,009
Connecticut State Health & Educational Facility Authority Revenue Notes, Series 2012
3.000% due 07/01/2017	500	516

		5,525

FLORIDA 5.0%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	5,000	5,091
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	4,000	3,997
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2008
5.250% due 10/01/2018	1,000	1,106
Palm Beach County, Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,600	1,630

		11,824

GEORGIA 5.9%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	5,000	5,072
Burke County, Georgia Development Authority Revenue Bonds, Series 2012
1.300% due 01/01/2052	2,500	2,502
1.750% due 12/01/2049	3,000	3,024
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2007
5.000% due 03/15/2019	3,000	3,314

		13,912

ILLINOIS 6.2%
Chicago, Illinois General Obligation Bonds, Series 2002
5.000% due 01/01/2017	1,050	1,072
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2017	1,000	1,021
Illinois Finance Authority Revenue Bonds, Series 2008
1.300% due 07/01/2042	1,630	1,630
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	2,000	2,273
Illinois State General Obligation Notes, Series 2012
5.000% due 08/01/2016	4,105	4,198
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,020
Melrose Park Village, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	35	37

Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	2,860	3,174

		14,425

IOWA 0.5%
Iowa Finance Authority Revenue Notes, Series 2010
5.000% due 07/01/2018	1,070	1,170

LOUISIANA 0.1%
Louisiana Public Facilities Authority Revenue Notes, Series 2015
3.000% due 05/15/2018	300	312

MARYLAND 0.3%
Maryland Community Development Administration Revenue Bonds, Series 2011
0.960% due 03/01/2036	150	150
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2013
4.000% due 07/01/2016	490	498

		648

MASSACHUSETTS 2.4%
Commonwealth of Massachusetts General Obligation Notes, Series 2013
0.370% due 02/01/2017	1,000	1,000
Massachusetts Development Finance Agency Revenue Notes, Series 2014
1.500% due 08/01/2019	3,000	3,028
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2019	1,330	1,495

		5,523

MICHIGAN 3.2%
Michigan Finance Authority Revenue Notes, Series 2015
5.000% due 07/01/2019	1,000	1,118
5.000% due 07/01/2020	400	456
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	5,000	5,038
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	480	440
Michigan Trunk Line State Revenue Notes, Series 2012
5.000% due 11/15/2017	500	538

		7,590

MINNESOTA 1.5%
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	3,150	3,400

MISSOURI 0.4%
Missouri Development Finance Board Revenue Notes, Series 2012
4.000% due 12/01/2016	1,000	1,029

NEBRASKA 0.1%
Nebraska Public Power District Revenue Notes, Series 2014
4.000% due 01/01/2020	240	265

NEVADA 2.2%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	5,250	5,273

NEW HAMPSHIRE 0.4%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
4.000% due 12/01/2016	1,020	1,052

NEW JERSEY 0.7%
New Jersey State Turnpike Authority Revenue Notes, Series 2013
5.000% due 01/01/2018	400	431
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2021	1,000	1,101

		1,532

NEW MEXICO 2.8%
New Mexico Hospital Equipment Loan Council Revenue Notes, Series 2015
5.000% due 08/01/2018	1,000	1,097

New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	5,000	5,577

		6,674

NEW YORK 9.1%
Amherst Development Corp., New York Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,162
Build NYC Resource Corp., New York Revenue Notes, Series 2012
5.000% due 08/01/2016	800	818
5.000% due 08/01/2017	650	686
Long Island Power Authority, New York Revenue Bonds, Series 2015
1.051% due 05/01/2033	2,150	2,146
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	1,335	1,342
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
1.350% due 01/01/2036	4,400	4,430
New York Local Government Assistance Corp. Revenue Bonds, Series 1993
5.500% due 04/01/2017	1,025	1,063
New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	845	860
5.000% due 07/01/2016	1,000	1,021
New York State Dormitory Authority Revenue Notes, Series 2015
4.000% due 05/01/2020	3,000	3,276
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	3,500	3,925
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2012
4.000% due 11/15/2016	500	515

		21,244

NORTH CAROLINA 2.4%
North Carolina Eastern Municipal Power Agency Revenue Notes, Series 2012
5.000% due 01/01/2016	1,340	1,340
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	3,000	3,280
University of North Carolina at Greensboro Revenue Notes, Series 2014
4.000% due 04/01/2019	360	392
5.000% due 04/01/2020	500	574

		5,586

OHIO 5.1%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2017	1,000	1,045
Kent State University, Ohio Revenue Notes, Series 2012
4.000% due 05/01/2016	1,000	1,011
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	7,650	7,921
Ohio Higher Educational Facility Commission Revenue Notes, Series 2012
5.000% due 01/01/2017	2,000	2,086

		12,063

PENNSYLVANIA 5.9%
Beaver County, Pennsylvania Hospital Authority Revenue Notes, Series 2012
5.000% due 05/15/2017	1,460	1,539
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	2,100	2,110
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	5,000	4,990
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.550% due 12/01/2033	3,500	3,499
Philadelphia Gas Works, Colorado, Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	1,500	1,727

		13,865

TENNESSEE 0.9%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
5.000% due 10/01/2017	2,000	2,144

TEXAS 10.4%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2045	1,750	1,976
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	1,275	1,411
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
1.700% due 06/01/2030	4,000	4,035
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2018	500	544
Lower Colorado River Authority, Texas Revenue Notes, Series 2013
5.000% due 05/15/2017	5,000	5,280

North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,066
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2010
1.200% due 08/01/2040	4,800	4,813
SA Energy Acquisition Public Facility Corp., Texas Revenue Notes, Series 2007
5.250% due 08/01/2016	1,000	1,026
San Antonio, Texas Water System Revenue Bonds, Series 2013
0.690% due 05/01/2043	3,000	2,995
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2012
5.000% due 12/15/2017	1,145	1,226

		24,372

VIRGINIA 1.3%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	3,000	3,062

WASHINGTON 1.7%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
0.710% due 11/01/2045	4,000	4,000

WEST VIRGINIA 0.9%
Mason County, West Virginia Revenue Bonds, Series 2003
1.625% due 10/01/2022	2,000	2,003

WISCONSIN 1.3%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
1.250% due 08/15/2025	3,000	3,003

Total Municipal Bonds & Notes (Cost $186,338)		187,600

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (a) 0.3%		638

Total Short-Term Instruments (Cost $638)		638

Total Investments in Securities (Cost $186,976)		188,238

	SHARES
INVESTMENTS IN AFFILIATES 21.9%
SHORT-TERM INSTRUMENTS 21.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.9%
PIMCO Short-Term Floating NAV Portfolio III	5,193,163	51,277

Total Short-Term Instruments (Cost $51,350)		51,277

Total Investments in Affiliates (Cost $51,350)		51,277

Total Investments 102.2% (Cost $238,326)		$239,515
Other Assets and Liabilities, net (2.2%)		(5,195)

Net Assets 100.0%		$234,320

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$638	Fannie Mae 2.140% due 11/07/2022	$(652)	$638	$638

Total Repurchase Agreements						$(652)	$638	$638

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,956	$0	$1,956
Arizona	0	2,488	0	2,488
California	0	11,660	0	11,660
Connecticut	0	5,525	0	5,525
Florida	0	11,824	0	11,824
Georgia	0	13,912	0	13,912
Illinois	0	14,425	0	14,425
Iowa	0	1,170	0	1,170
Louisiana	0	312	0	312
Maryland	0	648	0	648
Massachusetts	0	5,523	0	5,523
Michigan	0	7,590	0	7,590
Minnesota	0	3,400	0	3,400
Missouri	0	1,029	0	1,029
Nebraska	0	265	0	265
Nevada	0	5,273	0	5,273
New Hampshire	0	1,052	0	1,052
New Jersey	0	1,532	0	1,532
New Mexico	0	6,674	0	6,674
New York	0	21,244	0	21,244
North Carolina	0	5,586	0	5,586
Ohio	0	12,063	0	12,063
Pennsylvania	0	13,865	0	13,865
Tennessee	0	2,144	0	2,144
Texas	0	24,372	0	24,372
Virginia	0	3,062	0	3,062
Washington	0	4,000	0	4,000
West Virginia	0	2,003	0	2,003
Wisconsin	0	3,003	0	3,003
Short-Term Instruments
Repurchase Agreements	0	638	0	638
	$0	$188,238	$0	$188,238

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$51,277	$0	$0	$51,277

Total Investments	$51,277	$188,238	$0	$239,515

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.1%
BANK LOAN OBLIGATIONS 1.2%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$19,200	$18,995
AWAS Finance Luxembourg S.A.
3.500% due 06/10/2016		4,011	4,008
Chrysler Group LLC
3.500% due 05/24/2017		15,438	15,411
Community Health Systems, Inc.
3.657% due 12/31/2018		20,213	19,957
CSC Holdings LLC
2.924% due 04/17/2020		23,496	23,447
Dell International LLC
4.000% due 04/29/2020		15,260	15,186
Dell, Inc.
3.750% due 10/29/2018		34,142	34,085
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		18,100	18,069
HCA, Inc.
3.357% due 05/01/2018		4,987	4,988
T-Mobile USA, Inc.
3.500% due 11/09/2022		6,900	6,908

Total Bank Loan Obligations (Cost $161,269)			161,054

CORPORATE BONDS & NOTES 70.0%
BANKING & FINANCE 33.4%
Abbey National Treasury Services PLC
1.013% due 09/29/2017		1,000	992
1.232% due 08/24/2018		27,000	27,007
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		4,350	4,334
Ally Financial, Inc.
2.750% due 01/30/2017		33,120	33,120
2.995% due 07/18/2016		1,000	1,000
3.125% due 01/15/2016		44,775	44,803
3.250% due 02/13/2018		2,000	1,995
3.500% due 07/18/2016		14,100	14,171
5.500% due 02/15/2017		56,812	58,658
6.250% due 12/01/2017		700	736
American Express Credit Corp.
0.852% due 08/15/2019 (h)		33,900	33,193
1.083% due 03/18/2019		27,000	26,706
1.114% due 11/05/2018		27,850	27,871
1.137% due 05/26/2020		5,000	4,956
1.552% due 09/14/2020		2,000	2,019
American Tower Corp.
2.800% due 06/01/2020		7,400	7,324
ARC Properties Operating Partnership LP
3.000% due 02/06/2019		6,601	6,367
Banco Bradesco S.A.
4.500% due 01/12/2017		7,100	7,207
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.750% due 01/18/2017		14,100	14,523
Banco del Estado de Chile
2.000% due 11/09/2017		250	248
Banco Santander Brasil S.A.
4.250% due 01/14/2016		30,663	30,626
4.625% due 02/13/2017		58,805	59,599
Banco Santander Chile
1.221% due 04/11/2017		19,515	19,295
1.915% due 01/19/2016		9,350	9,345
2.327% due 06/07/2018		3,786	3,796
4.500% due 03/13/2017	AUD	3,296	2,430
Bank of America Corp.
0.692% due 08/15/2016		$6,295	6,266
1.003% due 08/25/2017		13,600	13,585
1.361% due 01/15/2019		3,483	3,498
3.750% due 07/12/2016		6,555	6,638
3.875% due 03/22/2017		16,000	16,414
5.625% due 10/14/2016		700	722
6.500% due 08/01/2016		8,140	8,378
6.875% due 04/25/2018		5,000	5,520
Bank of America N.A.
0.832% due 02/14/2017		12,400	12,384
5.300% due 03/15/2017		4,750	4,943

Bank of China Hong Kong Ltd.
3.750% due 11/08/2016		3,275	3,333
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.772% due 09/08/2017		4,500	4,471
1.002% due 03/05/2018		12,000	11,937
1.450% due 09/08/2017		5,350	5,317
1.522% due 09/14/2018		7,250	7,274
1.550% due 09/09/2016		7,400	7,415
2.350% due 02/23/2017		1,700	1,712
2.700% due 09/09/2018		2,175	2,200
2.750% due 09/14/2020		1,045	1,046
3.305% due 03/20/2018	AUD	4,600	3,350
BB&T Corp.
3.200% due 03/15/2016		$27,114	27,189
BBVA Banco Continental S.A.
2.250% due 07/29/2016		12,500	12,563
BBVA Bancomer S.A.
4.500% due 03/10/2016 (h)		16,950	17,040
4.500% due 03/10/2016		18,900	19,001
Bear Stearns Cos. LLC
6.400% due 10/02/2017		7,850	8,456
7.250% due 02/01/2018		100	110
BioMed Realty LP
3.850% due 04/15/2016		4,173	4,186
BOC Aviation Pte. Ltd.
2.875% due 10/10/2017		14,784	14,851
3.875% due 05/09/2019		6,522	6,652
BOKF N.A.
1.052% due 05/15/2017		11,489	11,469
BPCE S.A.
1.156% due 06/17/2017		85,640	85,508
1.191% due 02/10/2017		10,750	10,772
1.203% due 06/23/2017		18,240	18,205
1.375% due 03/06/2017	GBP	15,100	22,321
CIT Group, Inc.
3.875% due 02/19/2019		$5,200	5,187
4.250% due 08/15/2017		96,340	98,749
5.000% due 05/15/2017		68,188	70,404
5.250% due 03/15/2018		13,818	14,302
5.500% due 02/15/2019		8,500	8,904
Citigroup, Inc.
0.747% due 06/09/2016		3,369	3,359
1.202% due 07/30/2018		37,000	37,006
1.630% due 10/26/2020		27,400	27,667
2.062% due 05/15/2018		4,700	4,782
Corpbanca S.A.
3.875% due 09/22/2019		5,050	5,016
Credit Agricole S.A.
0.996% due 06/02/2017		19,350	19,286
1.047% due 06/12/2017		38,450	38,353
1.121% due 04/15/2019		26,220	26,091
1.457% due 06/10/2020		64,800	64,823
Credit Suisse AG
0.897% due 05/26/2017		49,500	49,333
1.003% due 04/27/2018		4,700	4,680
1.014% due 01/29/2018		3,900	3,889
1.375% due 05/26/2017		26,500	26,381
DBS Bank Ltd.
0.931% due 07/15/2021		113,845	113,914
1.625% due 08/06/2018		4,400	4,376
3.625% due 09/21/2022		4,624	4,708
DBS Group Holdings Ltd.
0.817% due 07/16/2019		29,800	29,812
Denali Borrower LLC
5.625% due 10/15/2020		15,987	16,786
DNB Boligkreditt A/S
1.450% due 03/21/2018		45,000	44,694
Eksportfinans ASA
2.375% due 05/25/2016		54,936	55,009
5.500% due 05/25/2016		28,605	28,982
5.500% due 06/26/2017		32,165	33,530
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
0.347% due 03/20/2017		17,350	17,134
Ford Motor Credit Co. LLC
0.982% due 09/08/2017		55,900	55,144
1.022% due 12/06/2017		735	726
1.095% due 01/17/2017		2,000	1,985
1.259% due 01/09/2018		28,000	27,733
1.332% due 03/12/2019 (h)		113,300	110,998
1.412% due 06/15/2018		18,100	17,890
1.500% due 01/17/2017		8,065	8,010
2.375% due 01/16/2018		10,609	10,590
3.000% due 06/12/2017		11,300	11,414
3.984% due 06/15/2016		500	506
4.207% due 04/15/2016		14,950	15,071

General Motors Financial Co., Inc.
1.681% due 04/10/2018		54,430	54,051
1.881% due 01/15/2020		71,337	70,258
2.388% due 01/15/2019		4,500	4,527
2.625% due 07/10/2017		38,000	38,129
3.000% due 09/25/2017		32,450	32,587
3.250% due 05/15/2018		16,300	16,390
4.750% due 08/15/2017		43,466	45,069
6.750% due 06/01/2018		16,575	17,974
Goldman Sachs Group, Inc.
1.476% due 04/23/2020		57,570	57,715
1.712% due 09/15/2020		25,082	25,165
2.012% due 11/29/2023		164,883	166,648
7.750% due 11/23/2016	AUD	26,580	20,104
Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017		$30	30
HBOS PLC
1.152% due 09/06/2017		62,917	62,634
1.303% due 09/30/2016		30,950	30,883
HSBC Finance Corp.
0.844% due 06/01/2016		61,393	61,289
HSBC USA, Inc.
0.969% due 11/13/2019		25,300	24,946
1.114% due 08/07/2018		9,000	8,999
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		6,650	6,600
Hypothekenbank Frankfurt AG
0.347% due 09/20/2017		1,950	1,927
Hyundai Capital Services, Inc.
1.333% due 03/18/2017		69,162	68,982
3.500% due 09/13/2017		3,300	3,363
4.375% due 07/27/2016		85,041	86,247
ICICI Bank Ltd.
4.750% due 11/25/2016		14,250	14,596
Industrial Bank of Korea
2.375% due 07/17/2017		32,230	32,458
3.750% due 09/29/2016		10,360	10,529
ING Bank NV
1.068% due 03/16/2018		1,000	997
1.302% due 10/01/2019		82,000	81,628
International Lease Finance Corp.
3.875% due 04/15/2018		2,699	2,726
5.750% due 05/15/2016		30,450	30,907
6.250% due 05/15/2019		1,600	1,718
6.750% due 09/01/2016		35,600	36,624
7.125% due 09/01/2018		18,650	20,492
8.750% due 03/15/2017		13,700	14,625
Intesa Sanpaolo SpA
2.375% due 01/13/2017		6,280	6,302
3.125% due 01/15/2016		10,700	10,705
Jackson National Life Global Funding
1.250% due 02/21/2017		24,000	23,942
Jefferies Group LLC
5.500% due 03/15/2016		1,325	1,336
JPMorgan Chase & Co.
0.870% due 04/25/2018		41,000	40,737
0.924% due 03/01/2018		18,950	18,832
1.063% due 05/30/2017	GBP	19,550	28,635
1.271% due 01/23/2020		$26,750	26,798
1.529% due 10/29/2020		13,900	14,052
JPMorgan Chase Bank N.A.
0.832% due 06/13/2016		7,750	7,739
KEB Hana Bank
1.375% due 02/05/2016		20,530	20,531
1.469% due 11/09/2016		13,010	13,052
2.000% due 04/02/2018		700	697
3.125% due 06/26/2017		5,250	5,333
4.000% due 11/03/2016		46,852	47,779
4.875% due 01/14/2016		3,700	3,704
Kookmin Bank
1.142% due 03/11/2016		7,700	7,695
1.252% due 03/14/2017		8,200	8,189
LeasePlan Australia Ltd.
4.500% due 03/13/2017	AUD	10,380	7,636
LeasePlan Corp. NV
2.500% due 05/16/2018		$15,990	15,757
2.875% due 01/22/2019		53,000	52,363
3.000% due 10/23/2017		50,328	50,505
Lloyds Bank PLC
0.912% due 05/14/2018		23,300	23,144
Loews Corp.
5.250% due 03/15/2016		17,805	17,953
Macquarie Bank Ltd.
1.444% due 07/29/2020		39,200	39,292
5.000% due 02/22/2017		5,956	6,162

Macquarie Group Ltd.
3.000% due 12/03/2018 (h)		103,039	104,071
3.000% due 12/03/2018		9,461	9,556
4.875% due 08/10/2017		5,800	6,005
6.000% due 01/14/2020		7,720	8,531
7.625% due 08/13/2019		23,227	26,630
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.091% due 07/23/2019 (h)		8,550	8,479
1.875% due 10/17/2016		4,420	4,427
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017		18,989	18,870
2.650% due 10/19/2020		26,900	26,901
Mizuho Bank Ltd.
0.747% due 04/16/2017		6,725	6,706
1.053% due 09/25/2017		40,775	40,530
1.243% due 03/26/2018		10,900	10,860
1.507% due 10/20/2018		7,000	7,069
Morgan Stanley
3.800% due 04/29/2016		2,569	2,591
5.450% due 01/09/2017		300	311
5.750% due 10/18/2016		9,500	9,827
MUFG Americas Holdings Corp.
0.914% due 02/09/2018		3,700	3,687
Murray Street Investment Trust
4.647% due 03/09/2017		37,500	38,648
Navient Corp.
4.625% due 09/25/2017		2,600	2,568
5.500% due 01/15/2019		2,800	2,625
6.250% due 01/25/2016		117,617	117,899
8.450% due 06/15/2018		4,460	4,705
8.780% due 09/15/2016	MXN	21,400	1,249
Nomura Holdings, Inc.
2.000% due 09/13/2016		$21,999	22,091
Nordea Eiendomskreditt A/S
2.125% due 09/22/2016		7,700	7,754
ORIX Corp.
5.000% due 01/12/2016		10,938	10,945
Piper Jaffray Cos.
3.607% due 05/31/2017		24,550	24,537
5.060% due 10/09/2018		9,800	9,784
QNB Finance Ltd.
1.572% due 10/31/2016		1,050	1,053
RCI Banque S.A.
3.500% due 04/03/2018		8,366	8,534
4.600% due 04/12/2016		22,505	22,698
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	484,500	70,553
4.000% due 01/01/2016		150,000	21,843
Regions Bank
2.250% due 09/14/2018		$7,500	7,498
7.500% due 05/15/2018		721	802
Reliance Standard Life Global Funding
2.150% due 10/15/2018		14,000	13,923
Royal Bank of Scotland Group PLC
4.700% due 07/03/2018		400	416
Royal Bank of Scotland PLC
9.500% due 03/16/2022		3,100	3,363
13.125% due 03/19/2022	AUD	4,100	3,290
Santander Bank N.A.
1.251% due 01/12/2018		$14,800	14,701
Shinhan Bank
0.968% due 04/08/2017		200	200
SL Green Realty Corp.
5.000% due 08/15/2018		16,200	17,010
Springleaf Finance Corp.
5.750% due 09/15/2016		9,900	10,049
6.900% due 12/15/2017		40,975	42,512
Synchrony Financial
1.564% due 02/03/2020		9,750	9,605
1.875% due 08/15/2017		5,200	5,178
U.S. Bank N.A.
0.803% due 10/28/2019		29,000	28,815
UBS AG
1.002% due 08/14/2019		58,800	58,395
1.264% due 06/01/2020		12,200	12,166
1.303% due 03/26/2018		8,150	8,139
4.750% due 05/22/2023		700	712
UBS Group Funding Jersey Ltd.
2.034% due 09/24/2020		4,950	4,974
United Overseas Bank Ltd.
2.875% due 10/17/2022		6,455	6,479
UOB Cayman Ltd.
5.796% due 03/15/2016 (f)		1,200	1,210
Ventas Realty LP
1.550% due 09/26/2016		8,300	8,307

Vesey Street Investment Trust
4.404% due 09/01/2016	23,666	24,132
WEA Finance LLC
1.750% due 09/15/2017	1,000	992
Wells Fargo & Co.
0.902% due 09/14/2018	22,800	22,640
1.002% due 01/30/2020	6,500	6,446
Weyerhaeuser Co.
6.950% due 08/01/2017	10,050	10,719

		4,580,168

INDUSTRIALS 25.4%
Actavis Funding SCS
1.289% due 09/01/2016	13,250	13,260
1.582% due 03/12/2018	21,750	21,832
1.757% due 03/12/2020	117,486	118,024
1.850% due 03/01/2017	34,990	35,064
2.350% due 03/12/2018	17,360	17,390
Actavis, Inc.
1.875% due 10/01/2017	6,052	6,047
Allergan, Inc.
5.750% due 04/01/2016	13,904	14,017
Amgen, Inc.
0.758% due 05/22/2017	89,900	89,703
0.978% due 05/22/2019	3,965	3,927
1.250% due 05/22/2017	6,169	6,148
2.125% due 05/15/2017	14,193	14,284
2.500% due 11/15/2016	2,350	2,375
5.850% due 06/01/2017	6,500	6,876
Anadarko Petroleum Corp.
5.950% due 09/15/2016	18,584	19,100
6.375% due 09/15/2017	3,164	3,319
Anglo American Capital PLC
1.271% due 04/15/2016	9,712	9,618
2.625% due 04/03/2017	1,450	1,313
Anthem, Inc.
2.300% due 07/15/2018	2,000	1,998
Asciano Finance Ltd.
5.000% due 04/07/2018	810	834
Aviation Capital Group Corp.
2.875% due 09/17/2018	27,300	27,177
3.875% due 09/27/2016	28,200	28,447
BAT International Finance PLC
1.022% due 06/15/2018	26,600	26,580
1.125% due 03/29/2016	1,000	1,000
1.850% due 06/15/2018	700	700
2.125% due 06/07/2017	8,000	8,053
Baxalta, Inc.
1.366% due 06/22/2018	2,710	2,703
2.000% due 06/22/2018	7,268	7,198
Becton Dickinson and Co.
0.962% due 06/15/2016	175,750	175,687
BMW U.S. Capital LLC
0.756% due 06/02/2017 (h)	37,200	36,979
Boston Scientific Corp.
2.850% due 05/15/2020	2,600	2,590
Broadcom Corp.
2.700% due 11/01/2018	4,700	4,720
Cameron International Corp.
1.150% due 12/15/2016	2,500	2,476
Canadian Natural Resources Ltd.
0.978% due 03/30/2016	14,900	14,868
Chesapeake Energy Corp.
3.571% due 04/15/2019	19,800	5,593
Cheung Kong Infrastructure Finance BVI Ltd.
1.270% due 06/20/2017	12,000	11,947
Chevron Corp.
0.952% due 03/03/2022	4,000	3,871
CNOOC Finance Ltd.
1.125% due 05/09/2016	500	499
CNPC General Capital Ltd.
1.950% due 11/25/2017	9,000	8,966
2.750% due 04/19/2017	14,344	14,505
CNPC HK Overseas Capital Ltd.
3.125% due 04/28/2016	2,410	2,423
ConAgra Foods, Inc.
0.687% due 07/21/2016	144,740	144,490
ConocoPhillips Co.
1.262% due 05/15/2022	23,600	23,286
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022	4,323	4,459
9.000% due 01/08/2018	6,828	7,052
Cox Communications, Inc.
5.875% due 12/01/2016	1,300	1,344

CRH America, Inc.
8.125% due 07/15/2018	1,900	2,163
Crown Castle Towers LLC
5.495% due 01/15/2037	1,500	1,522
D.R. Horton, Inc.
3.625% due 02/15/2018	2,150	2,185
3.750% due 03/01/2019	10,700	10,727
5.625% due 01/15/2016	12,500	12,516
6.500% due 04/15/2016	7,900	8,018
Daimler Finance North America LLC
0.669% due 08/01/2017	32,000	31,791
0.814% due 05/18/2018	14,250	14,064
0.836% due 03/02/2018	98,050	96,990
1.044% due 08/03/2017	18,400	18,386
1.189% due 08/01/2018	9,420	9,383
1.650% due 03/02/2018	8,294	8,197
1.650% due 05/18/2018	5,581	5,505
1.875% due 01/11/2018	1,300	1,295
2.000% due 08/03/2018	14,920	14,827
2.250% due 07/31/2019	2,000	1,975
2.375% due 08/01/2018	9,700	9,718
2.400% due 04/10/2017	12,900	12,970
3.000% due 03/28/2016	39,000	39,158
Deutsche Telekom International Finance BV
3.125% due 04/11/2016	1,365	1,373
Devon Energy Corp.
1.052% due 12/15/2016	9,391	9,297
DISH DBS Corp.
4.250% due 04/01/2018	16,100	16,180
4.625% due 07/15/2017	500	511
7.125% due 02/01/2016	148,014	148,569
eBay, Inc.
0.523% due 07/28/2017	14,550	14,382
0.809% due 08/01/2019	45,724	44,183
1.350% due 07/15/2017	3,447	3,421
El Paso Natural Gas Co. LLC
5.950% due 04/15/2017	8,100	8,195
Embraer Overseas Ltd.
6.375% due 01/24/2017	3,000	3,105
Enbridge, Inc.
0.866% due 06/02/2017	11,350	11,120
1.262% due 10/01/2016	1,500	1,489
Energy Transfer Partners LP
2.500% due 06/15/2018	10,500	10,060
6.125% due 02/15/2017	2,000	2,043
9.000% due 04/15/2019	8,178	9,006
ERAC USA Finance LLC
1.400% due 04/15/2016	965	965
Express Scripts Holding Co.
3.125% due 05/15/2016	2,000	2,014
Freeport-McMoRan, Inc.
2.150% due 03/01/2017	12,700	11,684
2.300% due 11/14/2017	11,933	10,218
2.375% due 03/15/2018	2,750	2,159
General Motors Co.
3.500% due 10/02/2018	4,454	4,510
Georgia-Pacific LLC
2.539% due 11/15/2019	36,100	35,937
Glencore Finance Canada Ltd.
3.600% due 01/15/2017	11,797	11,399
5.800% due 11/15/2016	37,249	37,117
Glencore Funding LLC
1.567% due 05/27/2016	2,400	2,357
1.700% due 05/27/2016	25,250	25,124
Harvest Operations Corp.
2.125% due 05/14/2018	5,250	5,234
HCA, Inc.
3.750% due 03/15/2019	2,850	2,879
Hewlett Packard Enterprise Co.
2.353% due 10/05/2017	44,100	44,186
2.543% due 10/05/2018	46,000	46,151
Hyundai Capital America
2.125% due 10/02/2017	1,684	1,674
3.750% due 04/06/2016	4,686	4,712
4.000% due 06/08/2017	200	205
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	22,320	22,232
2.050% due 07/20/2018	26,575	26,449
2.950% due 07/21/2020	13,400	13,445
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018	7,500	7,566
Kia Motors Corp.
3.625% due 06/14/2016	18,525	18,679
Kinder Morgan Energy Partners LP
3.500% due 03/01/2016	31,268	31,370
6.000% due 02/01/2017	35,260	35,682

Kinder Morgan, Inc.
2.000% due 12/01/2017	9,837	9,482
7.000% due 06/15/2017	17,615	18,152
7.250% due 06/01/2018	22,225	23,090
KLA-Tencor Corp.
3.375% due 11/01/2019	1,150	1,163
Korea National Oil Corp.
3.125% due 04/03/2017	23,195	23,567
4.000% due 10/27/2016	19,700	20,107
Kraft Heinz Foods Co.
1.600% due 06/30/2017	6,800	6,783
Lafarge S.A.
6.500% due 07/15/2016	20,300	20,815
Lowe’s Cos., Inc.
0.907% due 09/10/2019	10,000	9,948
Masco Corp.
6.125% due 10/03/2016	10,500	10,841
McGraw Hill Financial, Inc.
2.500% due 08/15/2018	4,400	4,431
Medtronic, Inc.
1.312% due 03/15/2020	51,300	51,203
2.500% due 03/15/2020	7,750	7,812
MGM Resorts International
6.875% due 04/01/2016	21,155	21,393
7.500% due 06/01/2016	24,270	24,778
7.625% due 01/15/2017	15,200	15,884
10.000% due 11/01/2016	3,045	3,226
Mondelez International, Inc.
4.125% due 02/09/2016	800	802
Mylan, Inc.
1.350% due 11/29/2016	29,652	29,411
1.800% due 06/24/2016	30,299	30,283
NBCUniversal Enterprise, Inc.
1.006% due 04/15/2018	13,878	13,863
Nissan Motor Acceptance Corp.
0.972% due 03/03/2017	7,630	7,613
1.000% due 03/15/2016	800	800
1.303% due 09/26/2016	93,295	93,293
1.950% due 09/12/2017	7,020	7,035
Noble Holding International Ltd.
3.050% due 03/01/2016	22,765	22,766
Norfolk Southern Corp.
5.750% due 01/15/2016	2,000	2,002
NXP BV
3.500% due 09/15/2016	10,000	10,025
ONEOK Partners LP
3.250% due 02/01/2016	7,410	7,423
Oracle Corp.
0.828% due 10/08/2019	38,250	38,158
Pearson Funding PLC
4.000% due 05/17/2016	5,650	5,690
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016	27,293	27,514
Penske Truck Leasing Co. LP
2.500% due 03/15/2016	89,085	89,244
3.750% due 05/11/2017	615	628
Pioneer Natural Resources Co.
5.875% due 07/15/2016	15,100	15,338
6.650% due 03/15/2017	10,712	11,063
6.875% due 05/01/2018	2,915	3,099
QUALCOMM, Inc.
0.920% due 05/20/2020	11,509	11,284
1.400% due 05/18/2018	2,000	1,984
Reynolds American, Inc.
2.300% due 06/12/2018	12,840	12,929
6.750% due 06/15/2017	10,600	11,320
Roche Holdings, Inc.
0.943% due 09/30/2019	5,000	4,951
Sabine Pass LNG LP
7.500% due 11/30/2016	4,885	4,885
SABMiller Holdings, Inc.
1.019% due 08/01/2018	3,309	3,285
2.450% due 01/15/2017	22,690	22,868
Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	10,945	11,339
Sinopec Group Overseas Development Ltd.
2.500% due 10/17/2018	2,825	2,828
2.750% due 05/17/2017	18,952	19,126
Sky PLC
6.100% due 02/15/2018	2,045	2,203
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	15,936	16,210
Southwestern Energy Co.
3.300% due 01/23/2018	10,500	8,623
Sutter Health
1.090% due 08/15/2053	9,000	8,982

Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,578
Telefonica Emisiones S.A.U.
1.243% due 06/23/2017		71,820	71,435
3.992% due 02/16/2016		31,956	32,045
6.221% due 07/03/2017		4,213	4,479
6.421% due 06/20/2016		67,429	68,987
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017		6,000	6,164
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016		22,466	22,593
Time Warner Cable, Inc.
5.000% due 02/01/2020		10,000	10,595
5.850% due 05/01/2017		4,400	4,605
8.250% due 04/01/2019		4,300	4,945
Time Warner Cos., Inc.
7.250% due 10/15/2017		2,500	2,738
Toll Brothers Finance Corp.
8.910% due 10/15/2017		1,850	2,072
UAL Pass-Through Trust
9.750% due 07/15/2018		15,436	16,304
10.400% due 05/01/2018		2,712	2,878
USG Corp.
6.300% due 11/15/2016		41,359	42,831
7.875% due 03/30/2020		21,135	22,245
9.750% due 01/15/2018		55,049	61,517
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		32,200	30,429
Volkswagen Group of America Finance LLC
0.598% due 05/23/2016		16,500	16,385
0.748% due 05/23/2017		14,450	14,024
0.848% due 05/22/2018		34,500	32,754
1.250% due 05/23/2017		3,300	3,222
1.600% due 11/20/2017		4,300	4,177
Volkswagen International Finance NV
0.804% due 11/18/2016		34,360	33,860
2.375% due 03/22/2017		5,000	4,984
2.875% due 04/01/2016		9,178	9,195
VW Credit, Inc.
1.023% due 06/26/2017		31,200	30,173
1.875% due 10/13/2016		21,800	21,781
Walgreens Boots Alliance, Inc.
0.814% due 05/18/2016		47,300	47,140
Weatherford International Ltd.
5.500% due 02/15/2016		35,267	35,135
Wesfarmers Ltd.
2.983% due 05/18/2016		1,650	1,659
Whirlpool Corp.
1.650% due 11/01/2017		7,100	7,066
Woodside Finance Ltd.
4.600% due 05/10/2021		15,600	15,842
Woolworths Ltd.
3.150% due 04/12/2016		4,750	4,774
Wyndham Worldwide Corp.
2.500% due 03/01/2018		6,985	6,960
Wynn Las Vegas LLC
5.500% due 03/01/2025		3,700	3,311
Wynn Macau Ltd.
5.250% due 10/15/2021		600	531
ZF North America Capital, Inc.
4.000% due 04/29/2020		5,500	5,566

			3,481,535

UTILITIES 11.2%
AES Corp.
3.414% due 06/01/2019		21,600	19,872
AT&T, Inc.
1.023% due 03/30/2017		5,800	5,787
1.162% due 03/11/2019		15,241	15,143
1.533% due 06/30/2020		53,623	53,297
2.950% due 05/15/2016		37,067	37,296
BellSouth Corp.
4.821% due 04/26/2021 (h)		149,100	150,884
BG Energy Capital PLC
2.875% due 10/15/2016		2,000	2,022
4.000% due 12/09/2020		2,980	3,151
5.125% due 12/07/2017	GBP	3,000	4,720
6.500% due 11/30/2072		$34,825	36,826
6.500% due 11/30/2072	GBP	8,105	12,647
BP Capital Markets PLC
0.784% due 02/13/2018		$14,200	14,100
0.851% due 05/10/2018		1,250	1,243
1.233% due 09/26/2018		9,325	9,232

CNOOC Nexen Finance ULC
1.625% due 04/30/2017		16,495	16,410
Consumers Energy Co.
5.500% due 08/15/2016		5,210	5,349
Enel Finance International NV
6.250% due 09/15/2017		1,800	1,919
Freeport-McMoran Oil & Gas LLC
6.625% due 05/01/2021		16,200	9,922
Jersey Central Power & Light Co.
5.650% due 06/01/2017		7,290	7,660
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		31,289	31,289
6.000% due 01/15/2018		27,657	27,901
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		25,228	25,374
2.625% due 11/27/2018		500	505
Korea Gas Corp.
2.875% due 07/29/2018		1,500	1,523
Korea Hydro & Nuclear Power Co. Ltd.
1.158% due 05/22/2017		49,400	49,373
2.875% due 10/02/2018		1,300	1,319
Korea South-East Power Co. Ltd.
3.625% due 01/29/2017		1,720	1,751
6.000% due 05/25/2016		405	412
Korea Western Power Co. Ltd.
2.875% due 10/10/2018		1,800	1,828
3.125% due 05/10/2017		12,734	12,931
5.500% due 09/29/2016		418	429
KT Corp.
1.750% due 04/22/2017		18,300	18,258
2.625% due 04/22/2019		1,660	1,667
3.875% due 01/20/2017		9,248	9,414
Laclede Group, Inc.
1.112% due 08/15/2017		17,200	17,123
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017		42,719	42,775
OGE Energy Corp.
0.932% due 11/24/2017		6,000	5,998
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		18,200	18,423
Orange S.A.
2.750% due 09/14/2016		19,101	19,318
5.000% due 05/12/2016	GBP	8,145	12,179
Petrobras Global Finance BV
1.990% due 05/20/2016		$36,090	35,278
2.000% due 05/20/2016		5,800	5,727
2.886% due 03/17/2017		110,727	101,730
3.250% due 03/17/2017		5,500	5,101
3.500% due 02/06/2017		1,720	1,613
3.875% due 01/27/2016		48,010	47,878
6.125% due 10/06/2016		1,900	1,886
Petroleos Mexicanos
5.750% due 03/01/2018		25,900	27,027
Plains All American Pipeline LP
5.875% due 08/15/2016		2,000	2,038
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		538	550
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017 (h)		20,000	20,235
Sinopec Group Overseas Development Ltd.
1.101% due 04/10/2017		54,800	54,733
1.101% due 04/10/2017 (h)		16,071	16,051
1.241% due 04/10/2019		21,750	21,642
1.750% due 04/10/2017		23,460	23,390
Sprint Communications, Inc.
6.000% due 12/01/2016		119,159	118,787
8.375% due 08/15/2017		16,250	16,087
9.125% due 03/01/2017		15,350	15,619
Tokyo Electric Power Co., Inc.
1.970% due 06/27/2016	JPY	20,000	168
2.060% due 08/31/2016		30,000	252
2.080% due 05/31/2016		110,000	921
Verizon Communications, Inc.
1.296% due 06/17/2019		$24,831	24,683
2.252% due 09/14/2018 (h)		271,514	278,194

Williams Partners LP
7.250% due 02/01/2017	9,189	9,373

		1,536,233

Total Corporate Bonds & Notes (Cost $9,691,679)		9,597,936

MUNICIPAL BONDS & NOTES 0.6%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.293% due 11/25/2043	4,679	4,614

CALIFORNIA 0.5%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	51,700	52,320
University of California Revenue Bonds, Series 2011
0.744% due 07/01/2041	13,900	13,898

		66,218

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.252% due 01/01/2016	2,105	2,105

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.750% due 12/01/2033	3,795	3,776

SOUTH DAKOTA 0.0%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
1.551% due 06/01/2016	1,035	1,037

Total Municipal Bonds & Notes (Cost $77,184)		77,750

U.S. GOVERNMENT AGENCIES 1.3%
Fannie Mae
0.281% due 12/25/2036	160	159
0.397% due 10/27/2037	1,322	1,315
0.482% due 07/25/2037	816	767
0.542% due 03/25/2034	48	48
0.552% due 03/25/2036	107	103
0.572% due 08/25/2034	262	261
0.622% due 02/25/2037	1,178	1,179
0.722% due 12/25/2028 - 03/25/2036	1,573	1,578
0.742% due 06/25/2036	196	196
0.751% due 03/17/2032	779	786
0.760% due 05/18/2032	155	156
0.762% due 11/25/2036	189	189
0.772% due 04/25/2036 - 03/25/2044	1,042	1,040
0.792% due 03/25/2036	119	120
0.801% due 09/17/2027	4	4
0.822% due 06/25/2032 - 09/25/2032	116	117
0.852% due 07/25/2036 - 11/25/2040	470	472
0.860% due 07/18/2027 - 05/18/2032	166	167
0.872% due 08/25/2021 - 06/25/2042	3,144	3,165
0.892% due 01/01/2021	12,324	12,449
0.902% due 11/25/2040	391	394
0.922% due 02/25/2022 - 04/25/2042	1,562	1,574
0.962% due 07/25/2037	502	509
0.972% due 09/25/2041	3,624	3,664
1.022% due 10/25/2017 - 08/25/2022	27	28
1.052% due 04/25/2031	144	147
1.072% due 12/25/2022	4	4
1.102% due 02/25/2041	49	50
1.122% due 09/25/2022	2	2
1.192% due 06/25/2037	302	308
1.272% due 02/25/2023 - 07/25/2038	22	22
1.322% due 04/25/2032 - 11/25/2049	33	33
1.422% due 11/25/2049	30	30
1.443% due 06/01/2043 - 10/01/2044	4,328	4,436
1.572% due 09/25/2023	30	31
1.642% due 10/25/2038	79	81
1.900% due 02/01/2018	3	3
1.901% due 05/01/2021 - 04/01/2029	69	72
1.960% due 05/01/2035	63	64
2.033% due 08/01/2035	66	70
2.042% due 10/01/2035	78	83
2.175% due 09/01/2034	551	580
2.198% due 04/01/2033	7	8
2.215% due 06/01/2033	12	12
2.217% due 11/01/2035	87	91
2.243% due 07/01/2034	9	10

2.246% due 09/01/2035	29	31
2.254% due 07/01/2035	55	57
2.270% due 05/01/2035	144	153
2.312% due 12/01/2036	34	36
2.325% due 05/01/2034	44	47
2.331% due 06/01/2034	3	4
2.340% due 02/01/2033	11	11
2.345% due 08/01/2026	7	7
2.367% due 09/01/2034 - 12/01/2036	62	66
2.375% due 07/01/2031	4	4
2.382% due 01/01/2036	154	165
2.410% due 05/01/2035	59	63
2.425% due 02/01/2034 - 09/01/2034	145	153
2.429% due 09/01/2034	39	41
2.437% due 08/01/2024	1	1
2.438% due 01/01/2032	190	194
2.452% due 08/01/2029	510	543
2.462% due 06/01/2035	20	21
2.464% due 12/01/2040	83	88
2.487% due 09/01/2035	126	134
2.493% due 12/01/2035	31	32
2.505% due 01/01/2036 - 03/01/2036	73	78
2.510% due 04/01/2029 - 12/01/2035	105	109
2.519% due 08/01/2035	16	17
2.533% due 10/01/2035	63	67
2.564% due 11/01/2024	7	7
2.614% due 11/01/2034	185	196
2.635% due 02/01/2035	7	7
2.644% due 11/01/2027	2	2
2.655% due 11/01/2035	100	103
2.669% due 10/01/2035	11	11
2.683% due 06/01/2035	238	253
2.687% due 09/01/2035	55	58
3.003% due 05/01/2036	2,469	2,580
3.822% due 05/01/2036	47	50
3.889% due 02/25/2018 (a)	20,789	1,222
4.200% due 06/01/2017	6	6
4.423% due 07/01/2028	7	8
4.504% due 01/01/2036	72	77
4.507% due 01/01/2036	43	45
5.050% due 07/01/2018	191	192
5.514% due 03/01/2036	55	58
5.689% due 06/01/2036	9	9
6.357% due 10/25/2042	332	381
8.390% due 06/25/2032	46	46
FDIC Structured Sale Guaranteed Notes
0.744% due 11/29/2037	978	975
Federal Housing Administration
6.896% due 07/01/2020	72	68
7.350% due 04/01/2019	21	21
7.435% due 02/01/2019	16	16
Freddie Mac
0.462% due 12/25/2036	5,090	5,081
0.581% due 07/15/2034	111	112
0.681% due 02/15/2018	60	60
0.731% due 01/15/2022 - 06/15/2031	95	96
0.781% due 12/15/2031 - 09/15/2041	2,891	2,903
0.811% due 11/15/2036	57	56
0.831% due 07/15/2039 - 02/15/2041	4,841	4,863
0.881% due 06/15/2031	19	19
0.931% due 06/15/2031 - 12/15/2037	674	679
0.981% due 03/15/2020	1	1
1.031% due 03/15/2032	6	6
1.081% due 03/15/2023	5	5
1.286% due 08/25/2019 (a)	183,612	7,674
1.331% due 11/15/2033 - 10/15/2049	287	294
1.443% due 10/25/2044 - 02/25/2045	5,401	5,495
1.750% due 08/01/2017	10	10
2.396% due 04/01/2025	6	6
2.414% due 02/01/2023	1	1
2.474% due 08/01/2035	147	154
2.486% due 09/01/2035	273	291
2.496% due 08/01/2035	29	31
2.526% due 05/01/2034	36	38
2.559% due 07/01/2033	38	40
2.603% due 08/01/2034	38	40
2.626% due 12/01/2035	25	26
2.685% due 11/01/2035	31	32
2.699% due 10/01/2033	29	31
5.000% due 08/15/2035	2,177	2,482
5.500% due 08/15/2030	3	3
6.500% due 07/25/2043	242	280
Ginnie Mae
0.742% due 04/20/2062	17,144	17,119
0.745% due 02/16/2032 - 03/16/2032	202	202
0.845% due 02/16/2030	50	50

0.872% due 11/20/2065	9,006	8,964
0.892% due 02/20/2062	37,745	37,845
0.945% due 02/16/2030	42	43
0.995% due 02/16/2030	80	81
1.242% due 02/20/2062	26,417	26,833
1.345% due 08/16/2039	66	67
1.352% due 03/20/2031	269	275
1.625% due 12/20/2021 - 12/20/2033	493	512
1.750% due 02/20/2024 - 05/20/2032	2,057	2,116
1.875% due 07/20/2022 - 08/20/2031	1,026	1,059
2.000% due 04/20/2025 - 02/20/2030	157	162
2.500% due 10/20/2017 - 01/20/2022	23	23
4.000% due 02/20/2019	4	5
NCUA Guaranteed Notes
0.637% due 12/07/2020	5,097	5,090
0.829% due 12/08/2020	3,682	3,707
Small Business Administration
4.340% due 03/01/2024	104	109
5.370% due 04/01/2028	180	199
5.490% due 03/01/2028	118	132

Total U.S. Government Agencies (Cost $180,278)		180,492

U.S. TREASURY OBLIGATIONS 2.7%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2020 (h)(j)(l)	371,361	366,633

Total U.S. Treasury Obligations (Cost $368,643)		366,633

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.6%
Adjustable Rate Mortgage Trust
2.654% due 02/25/2035	3,186	3,186
American Home Mortgage Assets Trust
0.612% due 05/25/2046 ^	2,286	1,686
0.612% due 09/25/2046 ^	923	662
American Home Mortgage Investment Trust
2.154% due 09/25/2045	456	446
2.314% due 10/25/2034	505	506
2.654% due 02/25/2045	60	61
BAMLL Commercial Mortgage Securities Trust
1.131% due 06/15/2028	2,800	2,789
1.551% due 01/15/2028	3,000	2,977
1.731% due 12/15/2031	1,360	1,360
Banc of America Commercial Mortgage Trust
5.347% due 10/10/2045	14,305	14,583
5.414% due 09/10/2047	9,958	10,077
5.415% due 09/10/2047	8,299	8,463
5.428% due 01/15/2049	11,024	11,366
5.617% due 07/10/2046	13,582	13,706
5.834% due 05/10/2045	1,000	1,002
Banc of America Funding Trust
2.801% due 02/20/2036	2,203	2,191
3.007% due 01/20/2047 ^	154	130
Banc of America Mortgage Trust
2.635% due 02/25/2036 ^	125	112
2.768% due 08/25/2033	3,915	3,895
3.550% due 07/20/2032	81	83
6.500% due 09/25/2033	135	136
Banc of America Re-REMIC Trust
5.651% due 02/17/2051	260	264
BCAP LLC Trust
0.381% due 03/26/2037	407	401
2.555% due 11/26/2035	2,366	2,346
2.596% due 10/26/2035	141	140
2.802% due 05/26/2047	889	889
2.830% due 09/26/2035	3,479	3,439
4.408% due 07/26/2037	688	691
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	32	32
2.605% due 08/25/2033	2,478	2,482
2.617% due 07/25/2033	6,743	6,707
2.680% due 03/25/2035	1,864	1,873
2.735% due 01/25/2035	131	127
2.768% due 11/25/2030	60	58
2.779% due 11/25/2034	835	827
2.802% due 05/25/2047 ^	1,766	1,594
2.842% due 10/25/2035	35	35
2.868% due 01/25/2034	264	264
2.924% due 03/25/2035	122	124
3.059% due 01/25/2034	69	70
3.304% due 11/25/2034	8,886	8,366
Bear Stearns ALT-A Trust
0.582% due 02/25/2034	923	847
1.122% due 09/25/2034	3,682	3,591
2.458% due 01/25/2036 ^	2,149	1,778

2.601% due 05/25/2035		299	296
2.726% due 09/25/2035		3,913	3,328
2.760% due 11/25/2036		3,470	2,657
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		4,011	4,126
5.533% due 09/11/2041		2,947	2,990
5.537% due 10/12/2041		9,460	9,589
6.000% due 07/15/2031		117	117
Bear Stearns Structured Products, Inc. Trust
2.566% due 12/26/2046		4,643	3,436
2.693% due 01/26/2036		8,792	7,267
Boca Hotel Portfolio Trust
1.481% due 08/15/2026		8,255	8,247
Carefree Portfolio Trust
1.651% due 11/15/2019		2,800	2,817
CDGJ Commercial Mortgage Trust
1.731% due 12/15/2027		29,600	29,486
Chase Mortgage Finance Trust
2.466% due 03/25/2037 ^		563	529
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.672% due 08/25/2035		293	264
Citigroup Commercial Mortgage Trust
1.611% due 07/15/2027		9,345	9,380
5.710% due 12/10/2049		8,470	8,761
5.811% due 03/15/2049		6,357	6,385
Citigroup Mortgage Loan Trust, Inc.
0.492% due 01/25/2037		416	298
2.070% due 09/25/2035		76	74
2.570% due 10/25/2035 ^		235	233
2.623% due 03/25/2034		98	98
2.643% due 07/25/2046 ^		437	384
2.660% due 05/25/2035		563	557
2.706% due 08/25/2035		1,651	1,640
2.905% due 09/25/2037 ^		3,302	3,002
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		12,709	13,028
5.617% due 10/15/2048		3,926	3,966
COBALT Commercial Mortgage Trust
5.766% due 05/15/2046		8,403	8,790
Commercial Mortgage Trust
1.201% due 06/11/2027		31,140	30,792
5.796% due 12/10/2049		2,099	2,179
Countrywide Alternative Loan Trust
0.582% due 02/20/2047 ^		5,104	3,852
0.582% due 02/25/2047		221	185
0.597% due 12/20/2046 ^		3,700	2,760
0.602% due 05/25/2047		3,846	3,179
0.612% due 07/20/2046 ^		1,797	1,319
0.612% due 09/25/2046 ^		1,416	1,243
0.632% due 07/25/2046		370	312
1.257% due 12/25/2035		917	770
1.257% due 02/25/2036		414	366
2.673% due 02/25/2037 ^		1,656	1,493
6.000% due 04/25/2037 ^		191	139
6.250% due 12/25/2033		493	515
Countrywide Home Loan Mortgage Pass-Through Trust
0.652% due 05/25/2035		310	266
0.712% due 04/25/2035		53	44
0.742% due 03/25/2035		481	369
2.125% due 07/19/2031		4	4
2.718% due 09/25/2047 ^		306	277
2.866% due 11/19/2033		149	146
Countrywide Home Loan Reperforming REMIC Trust
0.762% due 06/25/2035		3,909	3,430
5.543% due 01/25/2034		13	13
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		10,148	10,381
5.311% due 12/15/2039		37,516	37,929
5.448% due 01/15/2049		19	19
5.659% due 03/15/2039		10,935	10,935
5.816% due 06/15/2038		4,335	4,365
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 03/25/2032		50	46
2.433% due 11/25/2033		1,520	1,516
2.778% due 11/25/2034		586	589
Credit Suisse Mortgage Capital Certificates
2.087% due 09/27/2036		554	555
2.380% due 07/27/2037		622	624
5.460% due 09/15/2039		11,976	12,205
5.467% due 09/15/2039		4,652	4,703
Deco Pan Europe Ltd.
0.149% due 04/27/2018	EUR	456	492
Deco UK PLC
0.739% due 01/27/2020	GBP	2,704	3,853
Eurosail PLC
0.885% due 06/13/2045		2,614	3,815

First Horizon Mortgage Pass-Through Trust
2.723% due 08/25/2035		$655	586
First Republic Bank Mortgage Pass-Through Certificates
0.902% due 06/25/2030		226	226
First Republic Mortgage Loan Trust
0.631% due 08/15/2032		2,328	2,148
0.681% due 11/15/2031		244	235
GE Commercial Mortgage Corp. Trust
5.543% due 12/10/2049		1,800	1,853
GMAC Mortgage Corp. Loan Trust
3.251% due 08/19/2034		2,547	2,536
GreenPoint Mortgage Funding Trust
0.692% due 11/25/2045		426	371
0.862% due 06/25/2045		330	293
0.882% due 06/25/2045		161	142
Greenwich Capital Acceptance, Inc.
3.092% due 06/25/2024		2	2
GSMPS Mortgage Loan Trust
8.500% due 01/25/2036		203	221
GSR Mortgage Loan Trust
2.692% due 04/25/2036		453	409
2.806% due 09/25/2035		2,936	3,011
2.869% due 01/25/2036 ^		677	633
HarborView Mortgage Loan Trust
0.443% due 03/19/2036		3,870	2,798
0.532% due 03/19/2037		1,030	880
0.582% due 07/19/2046 ^		2,293	1,372
0.622% due 05/19/2035		1,536	1,287
1.142% due 02/19/2034		16	16
2.553% due 04/19/2034		30	30
4.730% due 08/19/2036 ^		166	150
Hercules Eclipse PLC
0.819% due 10/25/2018	GBP	1,133	1,646
Hilton USA Trust
0.088% due 11/05/2030 (a)		$185,158	2
Hudsons Bay Simon JV Trust
1.849% due 08/05/2034		10,000	10,035
Impac CMB Trust
1.322% due 10/25/2033		16	15
IndyMac Adjustable Rate Mortgage Trust
1.842% due 01/25/2032		1	1
1.864% due 01/25/2032		4	4
IndyMac Mortgage Loan Trust
0.602% due 07/25/2047		902	654
0.612% due 09/25/2046		1,461	1,199
0.622% due 06/25/2046		774	592
0.632% due 05/25/2046		249	206
0.662% due 07/25/2035		225	198
2.691% due 12/25/2034		41	39
JPMorgan Chase Commercial Mortgage Securities Trust
2.749% due 11/15/2043		27	27
3.853% due 06/15/2043		393	391
5.397% due 05/15/2045		20,458	20,673
5.420% due 01/15/2049		7,742	7,907
5.431% due 06/12/2047		6,172	6,314
5.440% due 06/12/2047		19,565	20,047
5.500% due 10/12/2037		1,071	1,099
5.678% due 02/12/2049		1,314	1,334
5.695% due 02/12/2049		21,483	22,248
5.774% due 06/15/2049		3,578	3,642
5.794% due 02/12/2051		7,069	7,356
5.882% due 02/15/2051		3,125	3,244
5.909% due 04/15/2045		3,790	3,827
JPMorgan Mortgage Trust
2.685% due 04/25/2035		3,937	3,755
LB Commercial Mortgage Trust
6.410% due 06/15/2031		961	1,002
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		2,193	2,252
5.820% due 06/15/2038		2,778	2,803
Luminent Mortgage Trust
0.391% due 12/25/2036		1,032	839
0.401% due 12/25/2036 ^		380	314
0.622% due 10/25/2046		324	279
MASTR Adjustable Rate Mortgages Trust
0.632% due 04/25/2046		696	509
2.772% due 11/21/2034		1,589	1,629
MASTR Alternative Loan Trust
5.000% due 04/25/2019		100	102
6.000% due 08/25/2033		1,282	1,370
MASTR Asset Securitization Trust
5.500% due 09/25/2033		120	125
MASTR Seasoned Securitization Trust
6.245% due 09/25/2017		10	10
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.031% due 11/15/2031		1,374	1,296

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.771% due 12/15/2030	1,204	1,157
1.191% due 08/15/2032	81	77
2.609% due 10/20/2029	758	760
Merrill Lynch Mortgage Investors Trust
0.632% due 02/25/2036	5,749	5,347
0.672% due 11/25/2035	1,869	1,768
1.244% due 10/25/2035	2,963	2,828
1.904% due 10/25/2035	1,631	1,589
2.154% due 12/25/2032	8	8
6.720% due 11/15/2026	1,017	1,027
Merrill Lynch Mortgage Trust
5.836% due 06/12/2050	322	327
Merrill Lynch Mortgage-Backed Securities Trust
3.040% due 04/25/2037 ^	588	503
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	7,261	7,382
5.743% due 06/12/2050	7,889	8,193
5.877% due 08/12/2049	6,300	6,572
Morgan Stanley Capital Trust
0.465% due 07/12/2044	21,946	21,909
1.085% due 03/15/2045	1,861	1,859
1.467% due 08/14/2031	2,951	2,940
5.332% due 12/15/2043	5,059	5,151
5.439% due 02/12/2044	88	88
5.610% due 04/15/2049	1,182	1,183
5.665% due 04/15/2049	10,494	10,893
5.723% due 04/12/2049	15,700	16,281
5.809% due 12/12/2049	14,773	15,447
Morgan Stanley Mortgage Loan Trust
0.642% due 02/25/2047	970	421
2.225% due 06/25/2036	146	143
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045	3,674	3,777
5.794% due 08/15/2045	2,136	2,194
MortgageIT Trust
1.162% due 12/25/2034	1,121	1,089
RBSSP Resecuritization Trust
0.492% due 08/26/2045	8,887	8,354
0.721% due 10/26/2036	4,577	4,495
0.725% due 09/26/2036	3,725	3,628
2.300% due 12/26/2036	1,050	1,053
2.431% due 10/26/2036	3,843	3,914
Residential Accredit Loans, Inc. Trust
0.632% due 04/25/2046	226	108
0.672% due 08/25/2037	545	430
0.722% due 01/25/2035	394	380
0.722% due 08/25/2035	1,049	818
1.617% due 09/25/2045	658	543
Residential Asset Securitization Trust
2.632% due 12/25/2034	3,502	3,427
5.750% due 02/25/2036 ^	176	142
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	30	31
RFTI Issuer Ltd.
2.081% due 08/15/2030	19,300	19,164
Royal Bank of Scotland Capital Funding Trust
5.467% due 09/16/2039	8,306	8,418
Selkirk Ltd.
1.329% due 02/20/2041	5,257	5,234
1.860% due 12/20/2041	25,306	25,241
Sequoia Mortgage Trust
0.967% due 10/20/2027	422	399
2.387% due 01/20/2047 ^	278	227
2.749% due 04/20/2035	300	311
Structured Adjustable Rate Mortgage Loan Trust
1.657% due 01/25/2035	74	60
2.586% due 02/25/2034	108	108
2.586% due 08/25/2035	764	716
Structured Asset Mortgage Investments Trust
0.552% due 03/25/2037	1,027	793
0.612% due 07/25/2046 ^	2,701	2,143
0.642% due 05/25/2036	6,721	5,053
0.642% due 05/25/2046	1,094	611
0.652% due 07/19/2035	4,452	4,280
0.652% due 05/25/2045	489	431
0.702% due 02/25/2036 ^	34	27
0.982% due 07/19/2034	23	23
1.062% due 09/19/2032	30	29
1.102% due 03/19/2034	362	353
1.102% due 04/19/2035	1,417	1,376
Structured Asset Securities Corp.
5.050% due 02/25/2034	22	23
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.339% due 01/25/2032	5	5
2.427% due 07/25/2032	65	60
2.688% due 02/25/2032	107	105

Thornburg Mortgage Securities Trust
2.269% due 04/25/2045		227	227
Vulcan European Loan Conduit Ltd.
0.199% due 05/15/2017	EUR	432	465
Wachovia Bank Commercial Mortgage Trust
0.501% due 10/15/2048		$10,272	10,193
0.561% due 04/15/2047		52,300	50,644
5.708% due 06/15/2049		203	204
5.713% due 06/15/2049		6,100	6,255
5.749% due 07/15/2045		4,627	4,668
WaMu Commercial Mortgage Securities Trust
5.449% due 03/23/2045		16,082	16,285
WaMu Mortgage Pass-Through Certificates Trust
0.682% due 11/25/2045		138	130
0.692% due 12/25/2045		238	231
0.712% due 10/25/2045		514	478
0.732% due 01/25/2045		186	177
0.957% due 02/25/2047 ^		682	531
0.987% due 01/25/2047		495	450
0.997% due 01/25/2047 ^		1,042	848
1.017% due 04/25/2047		1,472	1,247
1.053% due 12/25/2046		1,992	1,820
1.063% due 12/25/2046 ^		997	775
1.257% due 02/25/2046		2,543	2,346
1.257% due 08/25/2046		13,732	11,487
1.457% due 11/25/2042		355	335
1.643% due 08/25/2042		492	469
1.657% due 06/25/2042		453	439
1.825% due 01/25/2037 ^		563	478
1.899% due 02/27/2034		66	65
1.901% due 01/25/2047		267	243
1.972% due 04/25/2037 ^		391	334
2.149% due 07/25/2046		264	239
2.151% due 08/25/2046		6,550	5,895
2.151% due 09/25/2046		483	443
2.151% due 11/25/2046		178	161
2.151% due 12/25/2046		936	864
2.155% due 05/25/2037 ^		776	640
2.183% due 03/25/2033		71	71
2.185% due 12/25/2036 ^		358	320
2.205% due 02/25/2037 ^		899	787
2.292% due 02/25/2037 ^		1,086	976
2.402% due 02/25/2037 ^		2,118	1,883
2.408% due 09/25/2036 ^		651	592
2.460% due 06/25/2034		2,074	2,101
2.522% due 09/25/2033		1,964	1,991
2.563% due 09/25/2033		716	711
Washington Mutual Mortgage Pass-Through Certificates Trust
1.227% due 05/25/2046		568	408
2.193% due 02/25/2033		35	34
Wells Fargo Mortgage-Backed Securities Trust
2.738% due 12/25/2034		1,293	1,326
2.738% due 06/25/2035		2,071	2,089
2.738% due 07/25/2036 ^		693	675
2.743% due 09/25/2034		181	186
2.763% due 03/25/2036		182	181
Wells Fargo-RBS Commercial Mortgage Trust
0.864% due 08/15/2045		468	466
1.081% due 04/15/2045		275	275
1.456% due 11/15/2044		383	383

Total Non-Agency Mortgage-Backed Securities (Cost $920,260)			900,918

ASSET-BACKED SECURITIES 9.2%
ACAS CLO Ltd.
0.527% due 04/20/2021		1,395	1,392
ACE Securities Corp. Home Equity Loan Trust
0.482% due 10/25/2036		20	11
ACS Pass-Through Trust
0.586% due 06/14/2037		4,500	4,349
Aimco CLO
0.620% due 08/20/2020		1,221	1,215
Alba SPV SRL
1.449% due 04/20/2040	EUR	3,148	3,427
ALM Ltd.
1.967% due 01/20/2026		$35,000	35,164
AmeriCredit Automobile Receivables Trust
1.026% due 04/08/2019		5,600	5,602
Amortizing Residential Collateral Trust
0.921% due 10/25/2031		332	302
1.002% due 07/25/2032		63	59
1.122% due 08/25/2032		311	283
Amresco Residential Securities Corp. Mortgage Loan Trust
1.362% due 06/25/2029		99	92

Apidos Cinco CDO Ltd.
0.539% due 05/14/2020		12,557	12,511
Apidos Quattro CDO
0.567% due 01/20/2019		46	46
Ares CLO Ltd.
1.023% due 11/25/2020		13,341	13,162
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.472% due 12/25/2033		229	218
Asset-Backed Funding Certificates Trust
1.122% due 06/25/2034		601	564
Asset-Backed Securities Corp. Home Equity Loan Trust
0.502% due 05/25/2037		31	21
0.972% due 09/25/2034		7	7
Atrium
0.620% due 07/20/2020		258	255
Atrium CDO Corp.
1.421% due 11/16/2022		35,947	35,802
Babson CLO Ltd.
0.540% due 01/18/2021		859	851
1.602% due 05/15/2023		15,800	15,770
Bear Stearns Asset-Backed Securities Trust
1.082% due 10/25/2032		393	376
1.222% due 10/27/2032		82	79
1.422% due 10/25/2037		2,250	2,093
1.422% due 11/25/2042		30	28
Bravo Mortgage Asset Trust
0.662% due 07/25/2036		923	876
Carlyle Global Market Strategies CLO Ltd.
1.547% due 04/20/2022		32,000	31,850
1.658% due 07/27/2026		64,150	64,548
Carlyle High Yield Partners Ltd.
0.530% due 04/19/2022		10,401	10,176
0.540% due 04/19/2022		1,109	1,080
Cavalry CLO Ltd.
1.687% due 01/16/2024		41,700	41,573
Celf Loan Partners BV
0.429% due 07/18/2021	EUR	1,095	1,190
Celf Loan Partners PLC
0.214% due 11/01/2023		764	827
Celf Low Levered Partners PLC
0.259% due 03/04/2024		2,058	2,203
Chancelight, Inc.
1.152% due 04/25/2039		$6,387	6,285
Chase Funding Trust
1.062% due 08/25/2032		30	28
CIFC Funding Ltd.
1.459% due 08/14/2024		39,300	39,317
1.587% due 01/19/2023		14,403	14,398
CIT Group Home Equity Loan Trust
0.962% due 06/25/2033		36	34
Citigroup Mortgage Loan Trust, Inc.
0.482% due 07/25/2045		456	315
0.772% due 01/25/2036		13,597	13,436
COA Summit CLO Ltd.
1.667% due 04/20/2023		7,441	7,430
ContiMortgage Home Equity Loan Trust
1.011% due 03/15/2027		1	1
Cordatus CLO PLC
0.283% due 01/30/2024	EUR	8,093	8,723
Cornerstone CLO Ltd.
0.541% due 07/15/2021		$3,838	3,810
Countrywide Asset-Backed Certificates
0.602% due 06/25/2036		26	25
0.602% due 09/25/2036		309	306
0.612% due 10/25/2034		244	240
0.701% due 12/25/2031 ^		41	30
1.162% due 05/25/2032		226	215
1.282% due 05/25/2033		8	7
Countrywide Home Equity Loan Trust
0.471% due 01/15/2037		34	31
Credit Suisse First Boston Mortgage Securities Corp.
1.042% due 01/25/2032		3	2
Credit-Based Asset Servicing and Securitization LLC
0.317% due 07/25/2037		448	285
0.482% due 11/25/2036		59	33
Dell Equipment Finance Trust
1.420% due 12/22/2017		12,400	12,361
Delta Funding Home Equity Loan Trust
1.151% due 09/15/2029		31	29
Drug Royalty LP
3.139% due 07/15/2023		9,805	9,926
Dryden Leveraged Loan CDO
0.557% due 10/20/2020		1,254	1,250
0.571% due 04/12/2020		3,541	3,519
Dryden Senior Loan Fund
1.491% due 01/15/2022		24,865	24,824

Duchess CLO BV
0.111% due 02/28/2023	EUR	1,174	1,269
Eagle Ltd.
2.570% due 12/15/2039		$3,525	3,496
Eaton Vance CDO PLC
0.119% due 03/25/2026	EUR	360	390
Elm CLO Ltd.
1.715% due 01/17/2023		$31,363	31,459
EMC Mortgage Loan Trust
0.961% due 05/25/2040		48	44
1.122% due 01/25/2041		226	223
Equity One Mortgage Pass-Through Trust
0.982% due 11/25/2032		259	247
1.022% due 04/25/2034		577	486
Eurocredit CDO PLC
0.234% due 04/17/2023	EUR	56	61
Fairbanks Capital Mortgage Loan Trust
1.496% due 05/25/2028		$96	94
First NLC Trust
0.492% due 08/25/2037		556	285
Flagship CLO
0.800% due 09/20/2019		346	343
Ford Credit Auto Lease Trust
1.040% due 05/15/2018		20,400	20,342
Fore CLO Ltd.
0.562% due 07/20/2019		127	127
Fortress Credit Investments Ltd.
1.565% due 07/17/2023		32,965	32,962
Four Corners CLO Ltd.
0.590% due 01/26/2020		1,430	1,422
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023		28,942	28,914
Galaxy CLO Ltd.
1.660% due 08/20/2022		2,781	2,779
Gallatin CLO Ltd.
1.591% due 07/15/2023		31,803	31,612
GCAT
3.750% due 07/25/2020		1,920	1,905
GCAT LLC
4.250% due 10/25/2019		6,761	6,760
Golden Knight CDO Ltd.
0.561% due 04/15/2019		1,744	1,739
Goldentree Loan Opportunities Ltd.
1.010% due 10/18/2021		875	871
1.615% due 04/17/2022		4,607	4,608
GreenPoint Home Equity Loan Trust
0.691% due 01/15/2030		50	47
GSAMP Trust
0.492% due 12/25/2036		415	226
Harbourmaster CLO BV
0.167% due 05/08/2023	EUR	530	575
0.600% due 05/08/2023		$5,752	5,664
0.859% due 05/08/2023	GBP	5,701	8,268
HarbourView CLO
0.853% due 12/27/2019		$166	165
Harvest CLO S.A.
0.205% due 04/05/2024	EUR	7,959	8,558
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		$12,786	12,766
Highlander Euro CDO BV
0.488% due 09/06/2022	EUR	2,045	2,215
Home Equity Asset Trust
1.342% due 02/25/2033		$1	1
HSI Asset Loan Obligation Trust
0.482% due 12/25/2036		127	53
Inwood Park CDO Ltd.
0.542% due 01/20/2021		520	520
Irwin Whole Loan Home Equity Trust
0.962% due 07/25/2032		3	3
Jubilee CDO BV
0.258% due 07/30/2024	EUR	4,593	4,919
0.282% due 08/21/2021		403	436
Kingsland Ltd.
0.597% due 08/24/2021		$3,307	3,275
KVK CLO Ltd.
1.691% due 07/15/2023		11,777	11,738
LCM LP
1.521% due 07/14/2022		992	991
1.575% due 10/19/2022		36,000	35,769
1.581% due 04/15/2022		40,555	40,484
Lehman ABS Mortgage Loan Trust
0.512% due 06/25/2037		457	284
Lehman XS Trust
0.572% due 04/25/2037 ^		1,200	915
LightPoint Pan-European CLO PLC
0.182% due 01/31/2022	EUR	30	32

Lockwood Grove CLO Ltd.
1.690% due 01/25/2024		$14,200	14,151
Long Beach Mortgage Loan Trust
0.982% due 10/25/2034		359	338
1.122% due 03/25/2032		39	37
Madison Park Funding Ltd.
1.545% due 04/22/2022		33,419	33,418
1.652% due 08/15/2022		37,980	37,899
1.762% due 06/15/2022		1,718	1,717
Malin CLO BV
0.124% due 05/07/2023	EUR	1,521	1,642
Massachusetts Educational Financing Authority
1.270% due 04/25/2038		$1,904	1,895
MASTR Asset-Backed Securities Trust
0.472% due 11/25/2036		73	34
0.472% due 01/25/2037		413	182
Merrill Lynch Mortgage Investors Trust
0.502% due 09/25/2037		6	2
0.542% due 02/25/2037		379	184
Morgan Stanley ABS Capital, Inc. Trust
0.482% due 05/25/2037		265	170
0.522% due 09/25/2036		24	11
1.222% due 07/25/2037		230	226
Morgan Stanley Investment Management Mezzano BV
0.739% due 05/15/2024	EUR	409	443
Morgan Stanley IXIS Real Estate Capital Trust
0.472% due 11/25/2036		$11	5
MT Wilson CLO Ltd.
0.551% due 07/11/2020		768	767
National Collegiate Student Loan Trust
0.552% due 11/27/2028		1,047	1,040
0.562% due 12/27/2027		782	776
Nautique Funding Ltd.
0.571% due 04/15/2020		519	515
Navient Private Education Loan Trust
0.831% due 12/15/2021		6,986	6,965
1.031% due 09/16/2024		4,617	4,561
Navient Student Loan Trust
0.702% due 08/25/2020		4,577	4,548
Neuberger Berman CLO Ltd.
1.445% due 07/25/2023		26,000	25,931
New Century Home Equity Loan Trust
0.602% due 05/25/2036		566	424
Northstar Education Finance, Inc.
1.122% due 12/26/2031		13,673	13,226
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		45,017	44,981
OHA Credit Partners Ltd.
1.582% due 05/15/2023		17,142	17,058
OneMain Financial Issuance Trust
2.430% due 06/18/2024		10,100	10,068
2.570% due 07/18/2025		48,900	48,388
Option One Mortgage Loan Trust
0.962% due 08/25/2032		141	130
Option One Mortgage Loan Trust Asset-Backed Certificates
0.962% due 06/25/2032		20	19
Panhandle-Plains Higher Education Authority, Inc.
1.742% due 10/01/2035		1,054	1,054
Popular ABS Mortgage Pass-Through Trust
0.512% due 06/25/2047 ^		80	79
Pretium Mortgage Credit Partners LLC
4.125% due 10/27/2030		5,833	5,795
Prospero CLO BV
0.189% due 10/20/2022	EUR	137	147
Race Point CLO Ltd.
1.637% due 12/15/2022		$42,670	42,416
Renaissance Home Equity Loan Trust
0.782% due 11/25/2034		194	168
0.922% due 12/25/2033		311	293
1.302% due 08/25/2033		485	457
Residential Asset Mortgage Products Trust
0.982% due 06/25/2032		6	5
Residential Asset Securities Corp. Trust
0.922% due 07/25/2032 ^		72	64
RMAT LLC
4.090% due 07/27/2020		4,412	4,392
Saturn CLO Ltd.
0.584% due 05/13/2022		2,738	2,716
SBA Tower Trust
2.898% due 10/15/2044		10,200	9,996
SLC Student Loan Trust
0.592% due 06/15/2022		616	615
SLM Private Credit Student Loan Trust
0.692% due 03/15/2024		858	847
SLM Private Education Loan Trust
1.081% due 10/16/2023		494	493
1.381% due 06/15/2023		217	217

SLM Student Loan Trust
0.400% due 07/25/2019		1,159	1,148
0.440% due 01/27/2025		3,537	3,527
1.122% due 01/25/2029		8,971	8,797
1.820% due 04/25/2023		9,404	9,419
Specialty Underwriting & Residential Finance Trust
1.102% due 01/25/2034		173	151
Stone Tower CLO Ltd.
0.535% due 04/17/2021		4,794	4,763
0.545% due 04/17/2021		1,415	1,399
Stoney Lane Funding Corp.
0.555% due 04/18/2022		2,247	2,234
Structured Asset Investment Loan Trust
1.112% due 06/25/2035		3,800	3,733
1.397% due 10/25/2033		94	91
Structured Asset Securities Corp. Mortgage Loan Trust
1.744% due 04/25/2035		1,364	1,306
Sunset Mortgage Loan Co. LLC
4.459% due 09/16/2045		7,132	7,122
Symphony CLO LP
1.419% due 01/09/2023		19,479	19,389
Symphony CLO Ltd.
1.586% due 07/23/2023		6,500	6,489
Theseus European CLO S.A.
0.271% due 08/27/2022	EUR	92	99
Venture CDO Ltd.
0.540% due 07/22/2021		$1,069	1,053
0.600% due 07/22/2021		5,906	5,810
Venture CLO Ltd.
1.609% due 11/14/2022		16,100	16,001
Vibrant CLO Ltd.
1.655% due 07/17/2024		7,000	6,961
Voya CLO Ltd.
0.567% due 12/13/2020		1,124	1,121
1.621% due 10/15/2022		34,750	34,487
1.641% due 10/15/2022		40,700	40,480
Washington Mutual Asset-Backed Certificates Trust
0.482% due 10/25/2036		71	37
Westwood CDO Ltd.
0.540% due 04/25/2022		1,910	1,873
WG Horizons CLO
0.667% due 05/24/2019		1,472	1,464
Wood Street CLO BV
0.361% due 11/22/2021	EUR	1,900	2,029

Total Asset-Backed Securities (Cost $1,276,260)			1,267,692

SOVEREIGN ISSUES 5.0%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$16,800	16,674
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (c)	BRL	1,449,359	341,763
0.000% due 10/01/2016 (c)		200,000	45,342
Development Bank of Japan, Inc.
1.736% due 04/27/2017		$12,000	12,030
Export-Import Bank of Korea
0.987% due 08/14/2017		9,720	9,708
4.000% due 01/11/2017		2,900	2,964
Japan Bank for International Cooperation
0.719% due 11/13/2018		35,100	35,279
Japan Finance Organization for Municipalities
1.032% due 05/22/2017		27,000	27,115
1.375% due 02/05/2018		9,000	8,923
1.500% due 09/12/2017		1,900	1,896
Korea Development Bank
0.945% due 01/22/2017		16,900	16,911
1.000% due 01/22/2016		8,225	8,224
2.250% due 08/07/2017		12,530	12,609
3.250% due 03/09/2016		17,557	17,629
3.250% due 09/20/2016		10,671	10,810
3.500% due 08/22/2017		18,259	18,739
3.875% due 05/04/2017		18,356	18,841
4.000% due 09/09/2016		23,940	24,398
Korea Housing Finance Corp.
3.500% due 12/15/2016		3,700	3,759
Korea Land & Housing Corp.
1.875% due 08/02/2017		14,800	14,777

Mexico Government International Bond
8.500% due 12/13/2018	MXN	509,000	32,510

Total Sovereign Issues (Cost $748,401)			680,901

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup Capital
6.692% due 10/30/2040		184,000	4,782

Total Preferred Securities (Cost $4,959)			4,782

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.5%
CERTIFICATES OF DEPOSIT 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.212% due 05/16/2016		$2,300	2,296
Intesa Sanpaolo SpA
1.701% due 04/11/2016		33,490	33,518
Sumitomo Mitsui Banking Corp.
0.699% due 05/02/2017		2,500	2,499

			38,313

COMMERCIAL PAPER 2.7%
AutoNation, Inc.
1.015% due 01/07/2016		20,000	19,998
1.015% due 01/12/2016		40,000	39,992
Electricite de France S.A.
1.510% due 01/09/2017		135,000	132,839
ENI Finance USA, Inc.
0.720% due 01/11/2016		20,300	20,298
1.225% due 06/10/2016		1,700	1,694
1.350% due 06/10/2016		79,500	79,199
Entergy Corp.
0.870% due 01/08/2016		21,500	21,497
0.950% due 01/05/2016		25,300	25,298
0.965% due 01/12/2016		19,750	19,746
Ford Motor Credit Co.
1.020% due 01/27/2016		6,900	6,896

			367,457

REPURCHASE AGREEMENTS (g) 4.6%			626,161

SHORT-TERM NOTES 1.1%
Czech Republic Ministry of Finance Bill
0.010% due 02/12/2016 - 09/30/2016 (d)	CZK	1,614,000	64,942
Dominion Resources, Inc.
1.106% due 05/12/2016		$65,700	65,685
Kansas City Southern Co.
1.023% due 10/28/2016		7,415	7,328
Reynolds American, Inc.
3.500% due 08/04/2016		12,949	13,089

			151,044

MEXICO TREASURY BILLS 0.7%
3.336% due 03/03/2016	MXN	1,803,600	104,104

U.S. TREASURY BILLS 0.1%
0.295% due 01/07/2016 - 06/30/2016 (b)(l)		$14,012	13,999

Total Short-Term Instruments (Cost $1,303,989)		1,301,078

Total Investments in Securities (Cost $14,732,922)		14,539,236

	SHARES
INVESTMENTS IN AFFILIATES 2.4%
SHORT-TERM INSTRUMENTS 2.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short-Term Floating NAV Portfolio III	33,970,915	335,429

Total Short-Term Instruments (Cost $336,427)		335,429

Total Investments in Affiliates (Cost $336,427)		335,429

Total Investments 108.5% (Cost $15,069,349)		$14,874,665
Financial Derivative Instruments (i)(k) 0.3% (Cost or Premiums, net $(48,953))		38,121
Other Assets and Liabilities, net (8.8%)		(1,203,569)

Net Assets 100.0%		$13,709,217

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Zero coupon bond. Coupon presented is a calculated yield.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.400%	12/24/2015	01/06/2016	$49,438	U.S. Treasury Notes 1.375% due 08/31/2020	$(49,449)	$49,438	$49,444
	0.450	12/31/2015	01/04/2016	286,375	U.S. Treasury Notes 1.375% due 08/31/2020	(286,802)	286,375	286,389
NOM	0.350	12/23/2015	01/05/2016	236,175	U.S. Treasury Notes 1.625% due 07/31/2020	(235,554)	236,175	236,203
SSB	0.010	12/31/2015	01/04/2016	54,173	Fannie Mae 2.140% due 11/07/2022	(55,258)	54,173	54,173

Total Repurchase Agreements						$(627,063)	$626,161	$626,209

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
COM	0.610%	10/06/2015	01/07/2016	$(83,235)	$(83,360)
	0.610	11/17/2015	01/07/2016	(19,332)	(19,348)
IND	0.550	12/03/2015	01/14/2016	(43,222)	(43,243)
JPS	0.450	12/24/2015	01/06/2016	(50,062)	(50,069)
NOM	0.500	12/23/2015	01/05/2016	(235,588)	(235,627)
RBC	0.680	11/12/2015	01/20/2016	(9,795)	(9,808)
RDR	0.620	10/22/2015	01/06/2016	(105,291)	(105,425)
	0.680	11/17/2015	01/20/2016	(170,418)	(170,573)

Total Reverse Repurchase Agreements					$(717,453)

(2)	As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(650,835) at a weighted average interest rate of 0.298%.

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Notes	1.375%	08/31/2020	$340,000	$(335,904)	$(335,840)
U.S. Treasury Notes	1.625	07/31/2020	600,000	(597,015)	(601,417)
U.S. Treasury Notes	1.625	11/30/2020	254,500	(252,956)	(253,445)

Total Short Sales				$(1,185,875)	$(1,190,702)

(3)	Payable for short sales includes $5,614 of accrued interest.

(h)	Securities with an aggregate market value of $723,233 and cash of $265 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$128.000	02/19/2016	5,216	$2,696	$1,207

Total Purchased Options				$2,696	$1,207

Written Options:

Options On Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar December Futures	$98.750	12/19/2016	28,237	$(25,767)	$(13,236)
Put - CME 90-Day Eurodollar December Futures	98.750	12/19/2016	28,237	(15,839)	(11,824)
Call - CME 90-Day Eurodollar June Futures	98.750	06/13/2016	10,848	(7,898)	(9,628)

				$(49,504)	$(34,688)

Total Written Options				$(49,504)	$(34,688)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
3-Month Euribor March Futures	Long	03/2018	8,005	$3,264	$217	$0
90-Day Eurodollar December Futures	Short	12/2018	7,896	1,512	0	(592)
90-Day Eurodollar September Futures	Short	09/2018	8,279	3,035	0	(621)
Australia Government 3-Year Note March Futures	Long	03/2016	15,696	4,031	0	(1,770)
U.S. Treasury DTCC GCF Repo Index January Futures	Long	01/2016	222	23	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	18,111	2,622	1,335	(334)

Total Futures Contracts				$14,487	$1,552	$(3,317)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.000%	12/15/2017	CAD	3,404,700	$3,303	$338	$623	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		$146,000	(1,562)	(928)	0	(80)
Pay	28-Day MXN-TIIE	4.195	10/05/2017	MXN	4,423,000	(259)	100	229	0

						$1,482	$(490)	$852	$(80)

Total Swap Agreements						$1,482	$(490)	$852	$(80)

(j)	Securities with an aggregate market value of $12,270 and cash of $82,629 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2016		$22,196	AUD	30,948	$356	$0
	02/2016	AUD	30,948		$22,165	0	(356)
BOA	01/2016	EUR	275,286		293,506	0	(5,661)
	01/2016	JPY	34,216,202		278,861	0	(5,812)
	01/2016		$500,985	EUR	455,938	0	(5,494)
	02/2016	EUR	455,938		$501,340	5,507	0
	02/2016	GBP	16,819		25,540	743	0
	02/2016		$1,706	GBP	1,148	0	(13)
	03/2016		126	MXN	2,166	0	(1)
BPS	01/2016	BRL	32,000		$12,573	4,484	0
	01/2016		$8,195	BRL	32,000	0	(107)
	07/2016	BRL	270,000		$78,204	13,893	0
BRC	02/2016	EUR	600		833	180	0
	03/2016		$458	MXN	7,916	0	(1)
	07/2016	BRL	14,000		$3,627	292	0
	10/2016		200,000		50,819	4,653	0
CBK	01/2016	EUR	158,021		170,881	0	(848)
	01/2016		$1,390	EUR	1,307	30	0
	02/2016	AUD	15,225		$10,695	0	(379)
	02/2016	CZK	412,067		17,218	626	0
	02/2016	DKK	100		15	0	0
	02/2016	GBP	4,830		7,267	146	0
	02/2016		$2,655	CAD	3,644	0	(21)
	04/2016	BRL	113,662		$34,166	6,262	0
DUB	01/2016		30,241		7,718	74	0
	01/2016	GBP	61,719		93,042	2,056	0
	01/2016		$8,007	BRL	30,241	0	(363)
	02/2016	CZK	531,311		$22,366	978	0
	02/2016		$7,642	BRL	30,241	0	(73)
	07/2016	BRL	338,000		$102,350	21,842	0
GLM	01/2016		$134,405	JPY	16,576,700	3,510	0
HUS	01/2016	DKK	349,330		$51,167	298	0
	09/2016	CZK	151,228		6,303	142	0
JPM	01/2016	BRL	221,000		56,597	736	0
	01/2016	DKK	6,045		887	7	0
	01/2016	EUR	26,138		28,670	264	0
	01/2016		$55,964	BRL	221,000	0	(103)
	01/2016		91,589	GBP	61,719	0	(603)
	02/2016	AUD	201,469		$144,494	0	(2,049)
	02/2016	GBP	61,719		91,593	600	0
	02/2016	JPY	17,372,400		141,176	0	(3,472)
	02/2016		$14,492	GBP	9,586	0	(359)
	02/2016		147,442	JPY	18,161,600	3,778	0
	03/2016	MXN	1,790,022		$104,539	1,102	0
	04/2016		$47,966	BRL	194,000	0	(396)
	07/2016	BRL	787,359		$195,628	8,088	0
MSB	01/2016		155,000		51,563	12,385	0
	01/2016		$39,695	BRL	155,000	0	(516)
	01/2016		145,685	JPY	17,639,502	1,073	0
	02/2016	JPY	17,639,502		$145,769	0	(1,075)
	02/2016		$1,167	GBP	759	0	(48)
	04/2016	BRL	66,000		$20,470	4,287	0
	07/2016		75,000		18,392	528	0
	09/2016	CZK	188,416		7,631	19	(66)
NAB	01/2016	AUD	30,948		22,265	0	(287)
SCX	02/2016		$1,114	AUD	1,550	13	0
SOG	01/2016	DKK	295,000		$43,114	156	0
	02/2016	CAD	6,740		5,116	244	0
	02/2016	CZK	14,014		553	0	(11)
	03/2016	MXN	591,444		33,922	0	(227)
	09/2016	CZK	88,202		3,691	103	0
UAG	01/2016	BRL	34,000		13,143	4,549	0
	01/2016		$8,707	BRL	34,000	0	(113)
	01/2016		2,326	EUR	2,200	65	0
	02/2016	CZK	232,487		$9,651	292	0
	02/2016		$2,032	GBP	1,372	0	(9)

Total Forward Foreign Currency Contracts						$104,361	$(28,463)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Volvo Treasury AB	1.000%	12/20/2020	1.090%	EUR	4,500	$(75)	$55	$0	$(20)
BRC	Mexico Government International Bond	1.000	09/20/2020	1.639		$13,400	(199)	(176)	0	(375)
	Saudi Arabia Government International Bond	1.000	12/20/2020	1.526		9,000	(235)	41	0	(194)
CBK	Mexico Government International Bond	1.000	09/20/2020	1.639		8,000	(118)	(106)	0	(224)
	Volvo Treasury AB	1.000	12/20/2020	1.090	EUR	4,400	(99)	80	0	(19)
GST	Mexico Government International Bond	1.000	09/20/2020	1.639		$32,800	(479)	(440)	0	(919)
HUS	Mexico Government International Bond	1.000	09/20/2020	1.639		25,000	(365)	(335)	0	(700)
JPM	Mexico Government International Bond	1.000	09/20/2020	1.639		25,000	(365)	(335)	0	(700)
	Saudi Arabia Government International Bond	1.000	12/20/2020	1.526		5,600	(133)	(2)	0	(135)
MYC	Volvo Treasury AB	1.000	12/20/2020	1.090	EUR	3,900	(77)	60	0	(17)

							$(2,145)	$(1,158)	$0	$(3,303)

Total Swap Agreements							$(2,145)	$(1,158)	$0	$(3,303)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(l)	Securities with an aggregate market value of $13,841 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$161,054	$0	$161,054
Corporate Bonds & Notes
Banking & Finance	0	4,570,384	9,784	4,580,168
Industrials	0	3,481,535	0	3,481,535
Utilities	0	1,536,233	0	1,536,233
Municipal Bonds & Notes
Arkansas	0	4,614	0	4,614
California	0	66,218	0	66,218
New Jersey	0	2,105	0	2,105
North Carolina	0	3,776	0	3,776
South Dakota	0	1,037	0	1,037
U.S. Government Agencies	0	180,387	105	180,492
U.S. Treasury Obligations	0	366,633	0	366,633
Non-Agency Mortgage-Backed Securities	0	853,077	47,841	900,918
Asset-Backed Securities	0	1,264,196	3,496	1,267,692
Sovereign Issues	0	680,901	0	680,901
Preferred Securities
Banking & Finance	4,782	0	0	4,782
Short-Term Instruments
Certificates of Deposit	0	38,313	0	38,313
Commercial Paper	0	367,457	0	367,457
Repurchase Agreements	0	626,161	0	626,161
Short-Term Notes	0	151,044	0	151,044
Mexico Treasury Bills	0	104,104	0	104,104
U.S. Treasury Bills	0	13,999	0	13,999
	$4,782	$14,473,228	$61,226	$14,539,236

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	335,429	0	0	335,429

Total Investments	$340,211	$14,473,228	$61,226	$14,874,665

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,190,702)	$0	$(1,190,702)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,552	2,059	0	3,611
Over the counter	0	104,361	0	104,361
	$1,552	$106,420	$0	$107,972

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(38,005)	(80)	0	(38,085)
Over the counter	0	(31,766)	0	(31,766)

	$(38,005)	$(31,846)	$0	$(69,851)

Totals	$303,758	$13,357,100	$61,226	$13,722,084

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Absolute Return Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.7%
BANK LOAN OBLIGATIONS 0.5%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$1,100	$1,088
Charter Communications Operating LLC
3.500% due 01/24/2023		900	899
Chrysler Group LLC
3.500% due 05/24/2017		1,772	1,769
Community Health Systems, Inc.
3.657% due 12/31/2018		395	390
HCA, Inc.
3.174% due 03/31/2017		2,561	2,561

Total Bank Loan Obligations (Cost $6,706)			6,707

CORPORATE BONDS & NOTES 20.6%
BANKING & FINANCE 15.7%
ABN AMRO Bank NV
4.750% due 07/28/2025		300	300
Ally Financial, Inc.
6.250% due 12/01/2017		700	736
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048		2,052	1,961
Banca Carige SpA
3.875% due 10/24/2018	EUR	4,600	5,418
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)		1,000	1,069
9.000% due 05/09/2018 (e)		$200	215
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	1,963
Banco do Brasil S.A.
3.875% due 10/10/2022		1,004	768
Banco Espirito Santo S.A.
4.750% due 01/15/2018	EUR	300	45
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)		2,400	2,843
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$400	399
Banco Santander Chile
1.915% due 01/19/2016		1,000	999
Bank of America Corp.
0.692% due 08/15/2016		100	99
1.003% due 08/25/2017		5,500	5,494
2.650% due 04/01/2019		11,900	11,935
3.750% due 07/12/2016		3,300	3,342
4.125% due 01/22/2024		2,300	2,381
5.000% due 05/13/2021		200	219
5.700% due 01/24/2022		100	113
5.750% due 12/01/2017		1,200	1,284
Bank of America N.A.
5.300% due 03/15/2017		3,550	3,694
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.897% due 03/10/2017		5,800	5,794
Barclays Bank PLC
7.625% due 11/21/2022		1,200	1,369
7.750% due 04/10/2023		600	641
14.000% due 06/15/2019 (e)	GBP	8,200	15,659
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	800	883
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	201
6.500% due 03/10/2021		200	213
6.750% due 09/30/2022		1,200	1,323
7.250% due 04/22/2020		500	533
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,400	1,508
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		400	411
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,900	2,101
Citigroup, Inc.
0.747% due 06/09/2016		$10,600	10,570
5.950% due 05/15/2025 (e)		1,200	1,156
Credit Agricole S.A.
1.047% due 06/12/2017		8,600	8,578

Ford Motor Credit Co. LLC
1.700% due 05/09/2016		2,700	2,703
2.375% due 01/16/2018		600	599
3.157% due 08/04/2020		1,500	1,497
4.207% due 04/15/2016		1,100	1,109
General Motors Financial Co., Inc.
2.400% due 04/10/2018		10,300	10,255
2.750% due 05/15/2016		1,950	1,956
4.750% due 08/15/2017		1,600	1,659
HSBC Holdings PLC
4.250% due 08/18/2025		1,700	1,691
HSBC USA, Inc.
1.114% due 08/07/2018		900	900
International Lease Finance Corp.
6.750% due 09/01/2016		2,300	2,366
Intesa Sanpaolo SpA
3.125% due 01/15/2016		4,600	4,602
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,100	1,056
JPMorgan Chase & Co.
1.027% due 02/26/2016		12,000	12,001
3.150% due 07/05/2016		1,800	1,819
3.450% due 03/01/2016		200	201
JPMorgan Chase Bank N.A.
5.375% due 09/28/2016	GBP	2,700	4,105
6.000% due 10/01/2017		$3,100	3,315
LeasePlan Corp. NV
3.000% due 10/23/2017		1,300	1,305
Morgan Stanley
1.600% due 04/25/2018		6,000	6,067
3.875% due 04/29/2024		2,300	2,349
4.000% due 07/23/2025		1,500	1,549
MUFG Union Bank N.A.
0.734% due 05/05/2017		3,400	3,385
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	213
Navient Corp.
8.450% due 06/15/2018		$7,000	7,385
Novo Banco S.A.
5.000% due 04/23/2019	EUR	6,700	6,398
Nykredit Realkredit A/S
2.000% due 01/01/2016	DKK	4,100	597
2.000% due 04/01/2016		9,000	1,316
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$500	523
Rabobank Group
0.658% due 11/23/2016		5,800	5,803
6.875% due 03/19/2020	EUR	8,000	10,368
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	37,800	5,504
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		$700	814
Royal Bank of Scotland PLC
9.500% due 03/16/2022		2,000	2,170
SL Green Realty Corp.
4.500% due 12/01/2022		3,100	3,144
Swedbank Hypotek AB
1.375% due 03/28/2018		8,500	8,422
UBS AG
5.125% due 05/15/2024		1,400	1,417
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		400	397
4.125% due 09/24/2025		500	501
Wells Fargo & Co.
2.600% due 07/22/2020		200	200

			217,878

INDUSTRIALS 2.1%
AbbVie, Inc.
1.800% due 05/14/2018		600	598
2.500% due 05/14/2020		300	297
3.200% due 11/06/2022		100	99
3.600% due 05/14/2025		200	198
4.500% due 05/14/2035		200	196
4.700% due 05/14/2045		100	98
Actavis Funding SCS
1.757% due 03/12/2020		1,200	1,206
3.800% due 03/15/2025		1,200	1,196
Altice Financing S.A.
6.625% due 02/15/2023		2,800	2,772
Altice Luxembourg S.A.
7.625% due 02/15/2025		1,200	1,038
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,363

CCO Safari LLC
3.579% due 07/23/2020		200	199
4.464% due 07/23/2022		400	399
4.908% due 07/23/2025		800	800
6.384% due 10/23/2035		200	202
6.484% due 10/23/2045		300	301
6.834% due 10/23/2055		100	99
CVS Health Corp.
1.900% due 07/20/2018		800	800
2.800% due 07/20/2020		200	201
3.500% due 07/20/2022		100	102
3.875% due 07/20/2025		900	920
4.875% due 07/20/2035		200	207
5.125% due 07/20/2045		400	423
HCA, Inc.
3.750% due 03/15/2019		5,100	5,151
Kraft Heinz Foods Co.
1.600% due 06/30/2017		300	299
2.000% due 07/02/2018		300	299
2.800% due 07/02/2020		200	200
3.500% due 07/15/2022		100	101
3.950% due 07/15/2025		100	101
5.000% due 07/15/2035		100	103
5.200% due 07/15/2045		100	105
President and Fellows of Harvard College
6.000% due 01/15/2019		400	448
QUALCOMM, Inc.
4.650% due 05/20/2035		300	279
4.800% due 05/20/2045		300	267
Rohm & Haas Co.
6.000% due 09/15/2017		115	122
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		2,400	2,100
Unitymedia Hessen GmbH & Co. KG
5.750% due 01/15/2023	EUR	3,150	3,646
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		$1,700	1,656

			29,591

UTILITIES 2.8%
AT&T, Inc.
1.533% due 06/30/2020		700	696
2.450% due 06/30/2020		200	197
3.000% due 06/30/2022		900	877
3.400% due 05/15/2025		3,300	3,178
4.500% due 05/15/2035		100	93
4.750% due 05/15/2046		200	184
BellSouth Corp.
4.821% due 04/26/2021		5,000	5,060
Petrobras Global Finance BV
2.000% due 05/20/2016		6,900	6,814
2.461% due 01/15/2019		400	305
2.886% due 03/17/2017		1,500	1,378
3.250% due 04/01/2019	EUR	500	400
3.406% due 03/17/2020		$800	570
4.375% due 05/20/2023		300	199
4.875% due 03/17/2020		100	75
5.375% due 01/27/2021		100	75
5.750% due 01/20/2020		300	236
6.250% due 12/14/2026	GBP	600	577
6.850% due 06/05/2049		$3,100	2,023
Shell International Finance BV
0.572% due 11/15/2016		2,100	2,099
Verizon Communications, Inc.
2.252% due 09/14/2018		3,400	3,484
2.500% due 09/15/2016		1,783	1,797
3.000% due 11/01/2021		1,900	1,898
3.500% due 11/01/2024		2,100	2,079
3.650% due 09/14/2018		1,800	1,884
4.400% due 11/01/2034		3,200	2,961
5.150% due 09/15/2023		300	330

			39,469

Total Corporate Bonds & Notes (Cost $293,004)			286,938

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	137
6.918% due 04/01/2040		1,100	1,453
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		100	140

California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	100	146
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	126
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	600	727
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	500	557

		3,286

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	300	349
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	500	529
7.750% due 01/01/2042	800	810
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	200	235

		1,923

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	569

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	139

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,375

NEW YORK 0.1%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	113
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,207

		1,320

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	221

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,476
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	606

		2,082

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	525	455

Total Municipal Bonds & Notes (Cost $9,379)		11,370

U.S. GOVERNMENT AGENCIES 4.1%
Fannie Mae
0.482% due 12/25/2036	45	44
0.772% due 07/25/2037 - 03/25/2044	264	265
0.802% due 07/25/2037	112	113
0.822% due 09/25/2035	174	174
0.832% due 09/25/2035	312	314
1.142% due 06/25/2037	437	441
1.152% due 06/25/2040	693	703
1.172% due 01/25/2040	1,163	1,180
1.443% due 07/01/2044	26	26
2.310% due 08/01/2022	100	99
2.326% due 05/25/2035	19	20
2.385% due 08/01/2033	23	25
2.455% due 09/01/2033	59	62
2.727% due 01/01/2036	57	60
2.960% due 05/01/2022	3,984	4,084
2.993% due 06/01/2033	173	182
3.003% due 05/01/2036	2	2
3.155% due 05/01/2022	1,057	1,102
3.750% due 07/25/2042	4,739	4,644
4.321% due 12/01/2036	14	14

4.515% due 07/01/2019	1,089	1,172
4.611% due 09/01/2034	10	11
5.000% due 04/25/2033 - 04/01/2038	37	41
5.500% due 03/01/2034 - 07/01/2035	179	202
6.000% due 08/01/2036 - 02/01/2038	242	273
6.500% due 10/01/2035 - 10/01/2036	211	241
Fannie Mae, TBA
4.500% due 01/01/2046 - 02/01/2046	10,000	10,786
5.000% due 01/01/2046	5,000	5,504
5.500% due 01/01/2046	4,000	4,459
FDIC Structured Sale Guaranteed Notes
0.744% due 11/29/2037	379	378
Freddie Mac
0.901% due 06/15/2041	202	204
1.031% due 08/15/2037	255	259
1.041% due 10/15/2037	53	54
1.051% due 05/15/2037 - 09/15/2037	292	295
1.443% due 02/25/2045	25	25
2.250% due 02/01/2024	5	5
2.470% due 03/01/2034	122	128
4.500% due 03/01/2029	88	94
5.500% due 08/15/2030 - 07/01/2038	72	80
Freddie Mac, TBA
5.000% due 01/01/2046	1,000	1,092
Ginnie Mae
1.750% due 03/20/2027	1	1
5.000% due 04/15/2036 - 09/15/2039	3,462	3,831
8.000% due 02/15/2030	1	1
Ginnie Mae, TBA
3.500% due 01/01/2046	10,000	10,401
4.000% due 01/01/2046	3,000	3,182
Small Business Administration
5.520% due 06/01/2024	177	193

Total U.S. Government Agencies (Cost $56,412)		56,466

U.S. TREASURY OBLIGATIONS 39.6%
U.S. Treasury Bonds
2.000% due 08/15/2025	18,150	17,698
2.125% due 05/15/2025 (i)	26,300	25,959
2.375% due 08/15/2024 (i)(k)	14,000	14,147
2.875% due 08/15/2045	11,400	11,053
3.000% due 11/15/2044	1,550	1,542
3.125% due 08/15/2044	11,200	11,427
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)	7,775	7,534
0.125% due 07/15/2022 (i)	40,433	39,198
0.125% due 07/15/2024 (i)	3,806	3,613
0.250% due 01/15/2025	34,890	33,278
0.375% due 07/15/2023 (i)	11,874	11,596
0.750% due 02/15/2045	6,665	5,802
1.125% due 01/15/2021	978	1,009
1.750% due 01/15/2028	4,541	4,958
2.000% due 01/15/2026 (i)	3,355	3,725
2.375% due 01/15/2027	15,212	17,575
2.500% due 01/15/2029	2,548	3,017
3.625% due 04/15/2028	147	192
U.S. Treasury Notes
1.375% due 08/31/2020 (i)(k)	118,800	116,938
1.875% due 08/31/2022	195,400	193,185
2.000% due 07/31/2022 (i)(k)	26,200	26,135
2.125% due 09/30/2021 (i)(k)	2,200	2,224

Total U.S. Treasury Obligations (Cost $562,110)		551,805

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
American Home Mortgage Investment Trust
2.654% due 02/25/2045	86	86
Banc of America Commercial Mortgage Trust
5.834% due 05/10/2045	143	143
Banc of America Funding Trust
2.754% due 05/25/2035	98	100
3.007% due 01/20/2047 ^	154	130
BCRR Trust
5.858% due 07/17/2040	348	351
Bear Stearns Adjustable Rate Mortgage Trust
2.537% due 04/25/2033	1	1
2.578% due 01/25/2034	2	2
2.868% due 01/25/2034	48	48
Bear Stearns ALT-A Trust
0.762% due 08/25/2036 ^	3,102	2,502
2.601% due 05/25/2035	439	427
2.726% due 09/25/2035	98	84
ChaseFlex Trust
0.722% due 07/25/2037	804	657

Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018		15	15
Citigroup Mortgage Loan Trust, Inc.
2.730% due 10/25/2035		38	38
Countrywide Alternative Loan Trust
0.542% due 06/25/2036		4,845	4,257
0.602% due 05/25/2047		465	384
0.612% due 03/20/2046		7,962	6,047
6.000% due 10/25/2033		18	19
6.000% due 12/25/2034		8,018	7,985
6.000% due 12/25/2035 ^		6,461	6,298
Countrywide Home Loan Mortgage Pass-Through Trust
2.593% due 02/20/2036 ^		44	41
2.671% due 02/20/2035		304	303
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		78	79
Credit Suisse Mortgage Capital Certificates
5.460% due 09/15/2039		3,320	3,383
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 03/25/2037 ^		1,951	1,916
First Horizon Mortgage Pass-Through Trust
2.723% due 08/25/2035		109	98
Granite Mortgages PLC
0.329% due 01/20/2044	EUR	4	5
0.962% due 01/20/2044	GBP	4	6
Grifonas Finance PLC
0.319% due 08/28/2039	EUR	272	217
GSR Mortgage Loan Trust
2.261% due 06/25/2034		$72	69
2.824% due 11/25/2035 ^		315	287
2.845% due 11/25/2035		106	102
6.000% due 03/25/2037 ^		52	50
HarborView Mortgage Loan Trust
0.622% due 05/19/2035		2,190	1,835
Impac CMB Trust
1.422% due 07/25/2033		29	28
IndyMac Mortgage Loan Trust
0.612% due 09/25/2046		482	396
1.042% due 06/25/2034		476	451
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		1,177	1,202
5.439% due 01/15/2049		4,546	4,689
JPMorgan Mortgage Trust
2.636% due 11/25/2035		224	213
2.717% due 08/25/2034		1,357	1,365
2.726% due 07/25/2035		1,672	1,680
5.750% due 01/25/2036 ^		55	48
Lanark Master Issuer PLC
1.778% due 12/22/2054		2,284	2,287
LB Commercial Mortgage Trust
5.853% due 07/15/2044		4,433	4,597
Leek Finance PLC
0.790% due 12/21/2038		1,387	1,453
0.865% due 12/21/2037	GBP	54	84
Merrill Lynch Mortgage Investors Trust
0.632% due 02/25/2036		$112	105
0.672% due 11/25/2035		69	66
2.062% due 01/25/2029		2	2
2.154% due 12/25/2032		3	3
2.496% due 02/25/2035		1,545	1,553
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		200	205
Morgan Stanley Capital Trust
5.439% due 02/12/2044		184	184
5.610% due 04/15/2049		67	67
Prime Mortgage Trust
0.822% due 02/25/2034		15	14
Residential Accredit Loans, Inc. Trust
0.607% due 08/25/2036		1,119	895
5.500% due 01/25/2035 ^		1,801	1,819
Structured Adjustable Rate Mortgage Loan Trust
2.586% due 08/25/2035		95	89
Structured Asset Mortgage Investments Trust
0.652% due 07/19/2035		490	471
Thornburg Mortgage Securities Trust
2.084% due 06/25/2047 ^		791	707
WaMu Mortgage Pass-Through Certificates Trust
0.712% due 10/25/2045		47	43
1.257% due 02/25/2046		180	166
1.457% due 11/25/2042		24	23
1.643% due 08/25/2042		16	15
1.899% due 02/27/2034		48	47
2.380% due 07/25/2037		15,565	14,031
Washington Mutual Mortgage Pass-Through Certificates Trust
1.087% due 11/25/2046		13,577	9,472

Wells Fargo Mortgage-Backed Securities Trust
2.710% due 07/25/2036 ^		1,200	1,174
2.763% due 03/25/2036		182	181
2.823% due 01/25/2035		130	132

Total Non-Agency Mortgage-Backed Securities (Cost $87,366)			87,922

ASSET-BACKED SECURITIES 9.1%
Amortizing Residential Collateral Trust
1.002% due 07/25/2032		18	17
Argent Securities Trust
0.692% due 05/25/2036		7,328	2,721
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.802% due 02/25/2036		1,956	1,336
Asset-Backed Securities Corp. Home Equity Loan Trust
1.062% due 07/25/2035		300	275
Bear Stearns Asset-Backed Securities Trust
1.372% due 10/25/2037		3,279	2,715
8.419% due 10/25/2036		445	322
Citigroup Mortgage Loan Trust, Inc.
0.562% due 05/25/2037		58	57
0.682% due 03/25/2037		2,167	1,692
Countrywide Asset-Backed Certificates
0.552% due 12/25/2036 ^		3,165	2,855
0.562% due 02/25/2037		1,260	1,231
0.562% due 05/25/2037		7,293	6,061
0.562% due 07/25/2037 ^		13,516	11,790
0.562% due 06/25/2047 ^		1,929	1,496
0.572% due 04/25/2047		931	803
0.701% due 12/25/2031 ^		45	33
5.397% due 04/25/2047 ^		2,271	2,494
Countrywide Asset-Backed Certificates Trust
0.572% due 02/25/2037		1,335	1,290
0.582% due 03/25/2037		1,213	1,124
0.772% due 05/25/2036		8,998	8,767
Credit Suisse First Boston Mortgage Securities Corp.
1.042% due 01/25/2032		10	8
Credit-Based Asset Servicing and Securitization LLC
0.672% due 07/25/2036		2,000	1,444
Fremont Home Loan Trust
0.482% due 01/25/2037		10	5
Hillmark Funding Ltd.
0.628% due 05/21/2021		526	517
JPMorgan Mortgage Acquisition Trust
0.557% due 07/25/2036		2,173	1,564
0.632% due 03/25/2037		5,048	4,649
LCM LP
1.581% due 04/15/2022		5,301	5,292
Long Beach Mortgage Loan Trust
0.802% due 08/25/2045		10,308	9,620
0.982% due 10/25/2034		12	12
Morgan Stanley ABS Capital, Inc. Trust
0.552% due 02/25/2037		5,164	3,812
0.572% due 06/25/2036		2,912	1,930
0.637% due 03/25/2037		12,981	6,367
RAAC Trust
0.902% due 03/25/2037		1,731	1,679
Residential Asset Securities Corp. Trust
0.862% due 12/25/2035		10,019	7,378
0.892% due 11/25/2035		13,000	9,654
Securitized Asset-Backed Receivables LLC Trust
0.512% due 05/25/2037		18,959	11,298
0.672% due 05/25/2036		4,127	2,381
SLM Private Education Loan Trust
3.581% due 05/16/2044		190	196
SLM Student Loan Trust
0.132% due 12/15/2023	EUR	732	769
SpringCastle America Funding LLC
2.700% due 05/25/2023		$3,593	3,586
Structured Asset Securities Corp. Mortgage Loan Trust
0.742% due 05/25/2037		1,312	1,205
0.762% due 02/25/2036		2,618	2,365
1.072% due 04/25/2031		4,830	3,879
Wood Street CLO BV
0.231% due 11/22/2021	EUR	62	67

Total Asset-Backed Securities (Cost $123,953)			126,756

SOVEREIGN ISSUES 7.6%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		600	609
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2016 (c)	BRL	45,000	10,999
0.000% due 07/01/2016 (c)		26,100	6,154
0.000% due 10/01/2016 (c)		125,020	28,343
0.000% due 01/01/2017 (c)		3,290	719

Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		19,400	3,916
10.000% due 01/01/2025		142,100	25,698
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$8,000	8,493
Export-Import Bank of Korea
4.000% due 01/29/2021		2,200	2,348
Mexico Government International Bond
4.750% due 06/14/2018	MXN	26,700	1,559
Province of Ontario
1.100% due 10/25/2017		$300	299
1.650% due 09/27/2019		900	890
5.500% due 06/02/2018	CAD	100	80
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,773
Republic of Greece Government International Bond
3.000% due 02/24/2036	EUR	1,200	754
3.800% due 08/08/2017	JPY	480,000	3,594
4.750% due 04/17/2019	EUR	2,300	2,300
Slovenia Government International Bond
4.750% due 05/10/2018		$2,600	2,766
5.250% due 02/18/2024		1,600	1,769
5.500% due 10/26/2022		2,100	2,352
5.850% due 05/10/2023		500	571

Total Sovereign Issues (Cost $126,581)			105,986

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Wells Fargo & Co.
7.500% (e)		6,450	7,472

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		40,000	0

Total Convertible Preferred Securities (Cost $8,369)			7,472

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup Capital
6.692% due 10/30/2040		65,000	1,689

Total Preferred Securities (Cost $1,730)			1,689

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.5%
CERTIFICATES OF DEPOSIT 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
1.212% due 05/16/2016		$2,500	2,496

REPURCHASE AGREEMENTS (f) 0.0%			225

SHORT-TERM NOTES 0.1%
Kansas City Southern Co.
1.023% due 10/28/2016		600	593

JAPAN TREASURY BILLS 11.0%
(0.049%) due 02/22/2016 - 03/07/2016 (b)	JPY	18,370,000	152,840

U.S. TREASURY BILLS 1.2%
0.131% due 01/07/2016 - 01/21/2016 (b)(g)(i)(k)		$16,860	16,860

Total Short-Term Instruments (Cost $169,571)			173,014

Total Investments in Securities (Cost $1,445,181)			1,416,125

	SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0% PIMCO Short-Term Floating NAV Portfolio III	4,181,005	41,283

Total Short-Term Instruments (Cost $41,425)		41,283

Total Investments in Affiliates (Cost $41,425)		41,283

Total Investments 104.7% (Cost $1,486,606)		$1,457,408
Financial Derivative Instruments (h)(j) (1.7%) (Cost or Premiums, net $(6,954))		(24,101)
Other Assets and Liabilities, net (3.0%)		(41,339)

Net Assets 100.0%		$1,391,968

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$225	Fannie Mae 2.170% due 10/17/2022	$(231)	$225	$225

Total Repurchase Agreements						$(231)	$225	$225

(1)	Includes accrued interest.

As of December 31, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(14,892) at a weighted average interest rate of (0.039%).

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2046	$27,700	$(27,556)	$(27,692)
Fannie Mae, TBA	3.500	02/01/2046	77,800	(80,002)	(80,081)
Fannie Mae, TBA	4.000	01/01/2046	14,100	(14,903)	(14,918)
Fannie Mae, TBA	4.000	02/01/2046	46,000	(48,535)	(48,578)

Total Short Sales				$(170,996)	$(171,269)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $311 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$141.000	02/19/2016	135	$1	$2

Total Purchased Options				$1	$2

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,625	$1,523	$0	$(61)
90-Day Eurodollar June Futures	Short	06/2016	33	28	0	(1)
90-Day Eurodollar March Futures	Short	03/2016	291	204	0	(7)
90-Day Eurodollar September Futures	Short	09/2016	5	5	0	0
Australia Government 10-Year Bond March Futures	Long	03/2016	17	6	0	(16)
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	278	87	0	0
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	232	65	0	0
E-mini S&P 500 Index March Futures	Long	03/2016	7,184	5,516	0	(6,897)
Euro-Bobl March Futures	Long	03/2016	337	52	15	0
Euro-BTP Italy Government Bond March Futures	Long	03/2016	140	(191)	100	0
Euro-Bund 10-Year Bond March Futures	Long	03/2016	350	(527)	15	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	58	23	1	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	220	85	7	0
U.S. Treasury 2-Year Note March Futures	Long	03/2016	181	(53)	9	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	1,206	(432)	170	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	370	220	0	(110)
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	17	(4)	0	(9)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	142	111	142	0
United Kingdom Long Gilt March Futures	Short	03/2016	114	38	124	(55)

Total Futures Contracts				$6,756	$583	$(7,156)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$53,460	$2,104	$(1,175)	$52	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	66,700	931	(7)	112	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	36,200	251	(258)	5	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	74,100	498	(789)	10	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	152,700	894	(266)	23	0

				$4,678	$(2,495)	$202	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017		$1,248,400	$(286)	$(375)	$0	$(191)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		730,600	(7,884)	(4,569)	0	(345)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		107,700	1,463	(690)	168	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		318,300	(6,642)	(5,991)	0	(960)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		31,900	(316)	135	0	(112)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		91,800	(1,855)	1,748	0	(776)
Pay	6-Month EUR-EURIBOR	1.000	03/16/2026	EUR	6,800	(30)	(103)	0	(5)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,300	(87)	7	8	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		15,900	(473)	146	48	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		17,100	85	(163)	89	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		4,100	(120)	218	44	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	1,400	1	(2)	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		114,400	89	(28)	6	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		20,000	26	(12)	1	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		80,000	(19)	6	7	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		33,600	(9)	2	3	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		1,400	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		1,400	0	(3)	0	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		24,400	(27)	(48)	3	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		37,700	(67)	(71)	5	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		22,800	6	6	3	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		43,300	17	17	3	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		40,000	1	24	9	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		21,700	(26)	(10)	4	0

						$(16,155)	$(9,758)	$401	$(2,389)

Total Swap Agreements						$(11,477)	$(12,253)	$603	$(2,389)

(i)	Securities with an aggregate market value of $74,188 and cash of $4,867 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	9,400		$2,357	$0	$(19)
	01/2016		$2,407	BRL	9,400	0	(31)
	01/2016		838	KRW	950,292	0	(30)
	02/2016	GBP	3,297		$5,018	157	0
	02/2016		$2,333	BRL	9,400	19	0
	03/2016	JPY	5,140,000		$41,935	0	(883)
	05/2016	BRL	41,097		11,718	1,735	0
	06/2016	EUR	11,782		16,131	3,267	0
	06/2016		$12,916	EUR	11,782	80	(132)
BPS	01/2016	DKK	10,545		$1,641	105	0
	01/2016		$838	KRW	950,124	0	(30)
	02/2016	JPY	3,700,000		$30,201	0	(612)
	03/2016		1,600,000		13,047	0	(281)
	04/2016	BRL	45,000		12,587	1,553	0
	08/2016	CNH	43,672		6,600	109	0
	10/2016	BRL	7,000		1,665	49	0
BRC	01/2016		8,000		2,049	27	0
	01/2016		$2,011	BRL	8,000	12	0
	01/2016		3,650	KRW	4,138,370	0	(131)
	03/2016		102	MXN	1,753	0	0
	06/2016	EUR	2,227		$3,062	630	0
CBK	01/2016	BRL	2,200		563	7	0
	01/2016	EUR	653		711	1	0
	01/2016		$554	BRL	2,200	2	0
	01/2016		10,269	EUR	9,693	265	0
	01/2016		4,887	JPY	602,600	126	0
	02/2016	AUD	4,416		$3,227	15	0
	02/2016	EUR	4,144		4,538	30	0
	02/2016	GBP	689		1,037	21	0
	02/2016	JPY	2,190,000		17,845	0	(396)
	02/2016		$21,695	AUD	30,883	768	0
	07/2016	BRL	23,249		$6,046	509	0
	10/2016		51,240		12,541	713	0
DUB	01/2016		66,804		18,330	1,445	0
	01/2016	DKK	25,012		3,861	218	0
	01/2016		$17,472	BRL	66,804	0	(586)
	01/2016		15,977	KRW	18,166,035	0	(528)
	02/2016		8,214	BRL	32,504	0	(79)
	06/2016	EUR	1,889		$2,387	339	(15)
	06/2016		$2,553	EUR	1,889	0	(491)
	01/2017	BRL	3,290		$780	39	0
GLM	01/2016		8,500		2,177	29	0
	01/2016	DKK	7,369		1,144	71	0
	01/2016	EUR	1,712		1,859	0	(1)
	01/2016	JPY	7,072,386		57,899	0	(942)
	01/2016		$2,140	BRL	8,500	8	0
	01/2016		2,031	KRW	2,301,436	0	(74)
	03/2016	MXN	35,544		$2,073	21	0
	07/2016	BRL	60,582		16,906	2,476	0
	10/2016		13,400		3,287	194	0
HUS	01/2016	CNH	184,224		28,364	425	0
	01/2016	EUR	74,128		78,996	0	(1,562)
	01/2016		$838	KRW	950,151	0	(30)
	02/2016	HKD	1,209		$156	0	0
	08/2016	CNH	65,667		9,927	167	0
	01/2021	BRL	1,770		273	17	0
JPM	01/2016	EUR	1,261		1,379	9	0
	01/2016	KRW	33,778,450		28,718	0	(7)
	01/2016		$1,407	DKK	9,563	0	(15)
	01/2016		5,512	EUR	5,079	15	(8)
	01/2016		21,154	GBP	14,255	0	(139)
	01/2016		8,666	JPY	1,064,600	192	0
	01/2016		875	KRW	990,500	0	(33)
	02/2016	GBP	14,719		$21,852	151	0
	02/2016	JPY	1,610,000		13,133	0	(276)
	02/2016		$3,628	GBP	2,427	0	(50)
	02/2016		40,371	JPY	4,967,834	993	0
	04/2016	DKK	9,563		$1,411	15	0
	05/2016	BRL	56,167		15,934	2,289	0
	10/2016		44,470		10,608	343	0
MSB	01/2016		15,558		3,984	52	0
	01/2016	GBP	14,255		21,492	477	0
	01/2016		$3,986	BRL	15,558	2	(56)
	01/2016		44,641	JPY	5,405,186	329	0
	01/2016		1,023	KRW	1,159,571	0	(37)
	02/2016	JPY	9,535,186		$78,292	0	(1,099)
	05/2016	BRL	13,800		3,917	564	0
	05/2016	ZAR	1,447		100	9	0
	06/2016	EUR	3,127		4,301	887	0
	06/2016		$3,402	EUR	3,127	12	0
	10/2016	BRL	8,910		$2,183	126	0
NAB	06/2016	EUR	6,803		9,341	1,912	0
	06/2016		$3,650	EUR	3,367	28	0
	07/2016	EUR	8,443		$11,454	2,221	0
	07/2016		$9,281	EUR	8,443	0	(48)
NGF	01/2016		3,650	KRW	4,140,013	0	(129)
SCX	02/2016	AUD	26,447		$18,985	0	(252)
	02/2016	TWD	402,041		12,363	179	0
	08/2016	CNH	32,097		4,850	79	0
	10/2016		468,798		71,583	2,210	0
SOG	08/2016		11,240		1,700	29	0
UAG	01/2016	DKK	9,380		1,376	10	0
	01/2016		$68,064	EUR	62,982	611	(229)
	02/2016	EUR	41,221		$45,057	230	0
	08/2016	CNH	9,406		1,423	25	0

Total Forward Foreign Currency Contracts						$29,648	$(9,231)

Purchased Options:

Foreign Currency Barrier Options

Counterparty	Description	Barrier Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD D&O @ 1.100	$ 1.045	04/21/2016	EUR	28,100	$46	93

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.050	01/08/2016	EUR	10,300	$99	$0
BPS	Put - OTC EUR versus USD		1.040	01/04/2016		21,470	158	0
	Put - OTC EUR versus USD		1.050	01/08/2016		10,300	102	0
	Put - OTC USD versus CNH	CNH	6.434	08/17/2016		$6,600	42	34
BRC	Call - OTC USD versus CNH		6.500	02/02/2016		381	8	7
	Call - OTC USD versus CNH		7.500	02/02/2016		381	2	0
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		9,700	56	53
	Put - OTC USD versus CNH		6.442	08/17/2016		6,500	34	36
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		8,360	226	255
	Call - OTC USD versus CNH		7.400	02/02/2016		8,360	50	1
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		1,700	9	9
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		7,979	168	139
	Call - OTC USD versus CNH		7.500	02/02/2016		7,979	44	1

							$998	$535

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$60,200	$115	$12
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	24,400	1,216	513
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	18,800	938	422
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	10,800	296	125
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	163,500	180	0
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	235,600	554	2
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	231,000	601	7
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	154,000	1,114	592

							$5,014	$1,673

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae 4.000% due 01/01/2046	$ 120.000	01/06/2016	$49,000	$2	$0

Total Purchased Options					$6,060	$2,301

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$5,800	$(10)	$(5)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	18,700	(33)	(16)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	7,800	(13)	(12)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	2,700	(6)	(2)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	14,200	(9)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	14,200	(27)	(22)

						$(98)	$(57)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.103	01/08/2016	EUR	10,300	$(99)	$(8)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$1,558	(50)	(80)
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		10,400	(570)	(763)
BPS	Put - OTC EUR versus USD		$1.010	01/04/2016	EUR	32,205	(73)	0
	Call - OTC EUR versus USD		1.102	01/08/2016		10,300	(102)	(9)
	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		$6,600	(82)	(82)
BRC	Call - OTC USD versus CNH		7.000	02/02/2016		762	(8)	0
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		2,540	(327)	(277)
	Put - OTC USD versus BRL		5.000	10/19/2017		2,540	(379)	(340)
FBF	Put - OTC USD versus BRL		3.800	01/27/2016		14,300	(210)	(105)
	Call - OTC USD versus BRL		5.000	10/19/2017		7,640	(968)	(833)
	Put - OTC USD versus BRL		5.000	10/19/2017		7,640	(1,153)	(1,023)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	5,200	(340)	(509)
	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		$9,700	(115)	(124)
	Call - OTC USD versus CNH		6.975	08/17/2016		6,500	(76)	(82)
JPM	Call - OTC EUR versus USD		$1.130	03/04/2016	EUR	13,200	(105)	(53)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$3,803	(122)	(194)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		16,720	(176)	(16)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	5,000	(355)	(489)
	Call - OTC USD versus CNH	CNH	6.976	08/17/2016		$1,700	(20)	(22)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		15,958	(146)	(9)

							$(5,476)	$(5,018)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,100	$(9)	$(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	400	(5)	0

						$(14)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$4,000	$(8)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	12,800	(115)	(41)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	20,200	(369)	(98)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	24,800	(512)	(109)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	34,000	(591)	(144)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	10,800	(298)	(193)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	231,600	(486)	(6)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	231,000	(485)	(17)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	102,400	(1,756)	(396)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	35,400	(399)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	35,000	(1,113)	(646)

							$(6,132)	$(1,650)

Total Written Options							$(11,720)	$(6,726)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Republic of Korea	1.000%	09/20/2022	0.707%		$700	$10	$3	$13	$0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	1,500	(11)	9	0	(2)
BPS	Republic of Korea	1.000	09/20/2022	0.707		$300	5	1	6	0
	Volkswagen International Finance NV	1.000	06/20/2016	0.913	EUR	600	(2)	3	1	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169		600	(8)	7	0	(1)
BRC	Brazil Government International Bond	1.000	06/20/2016	1.387		$900	(1)	0	0	(1)
	General Electric Capital Corp.	1.000	09/20/2016	0.117		800	9	(3)	6	0
	Indonesia Government International Bond	1.000	06/20/2016	0.727		500	(8)	9	1	0
DUB	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.168		400	6	(3)	3	0
	Brazil Government International Bond	1.000	06/20/2016	1.387		400	(1)	0	0	(1)
	Export-Import Bank of China	1.000	06/20/2017	0.506		100	(4)	5	1	0
	Mexico Government International Bond	1.000	03/20/2016	0.481		800	(6)	7	1	0
	Mexico Government International Bond	1.000	06/20/2016	0.531		1,900	5	0	5	0
	Spain Government International Bond	1.000	06/20/2019	0.653		7,500	0	91	91	0
FBF	Brazil Government International Bond	1.000	06/20/2016	1.387		1,700	(2)	0	0	(2)
	Dell, Inc.	1.000	12/20/2019	3.761		5,000	(244)	(250)	0	(494)
GST	Brazil Government International Bond	1.000	12/20/2019	4.540		1,300	(40)	(123)	0	(163)
	Mexico Government International Bond	1.000	06/20/2016	0.531		3,600	(122)	131	9	0
	Spain Government International Bond	1.000	06/20/2019	0.653		3,400	2	39	41	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	500	(7)	6	0	(1)
HUS	Brazil Government International Bond	1.000	06/20/2016	1.387		$5,300	(142)	134	0	(8)
	Indonesia Government International Bond	1.000	06/20/2016	0.727		200	(3)	3	0	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		3,500	(9)	(10)	0	(19)
JPM	China Government International Bond	1.000	12/20/2019	0.873		15,400	107	(26)	81	0
	Spain Government International Bond	1.000	06/20/2019	0.653		4,000	(2)	51	49	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	100	(1)	1	0	0
MYC	Indonesia Government International Bond	1.000	09/20/2016	0.761		$1,600	(122)	125	3	0
	Mexico Government International Bond	1.000	03/20/2016	0.481		1,400	(9)	11	2	0
	Republic of Korea	1.000	09/20/2022	0.707		100	1	1	2	0
	Spain Government International Bond	1.000	06/20/2019	0.653		1,500	3	15	18	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	200	(2)	2	0	0

							$(598)	$239	$333	$(692)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$777	$(153)	$4	$0	$(149)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	80	(8)	72	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	700	93	(9)	84	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	386	0	4	4	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	675	0	7	7	0

					$20	$(2)	$167	$(149)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	8,400	$(17)	$(229)	$0	$(246)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		15,500	18	(445)	0	(427)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		44,500	117	(1,189)	0	(1,072)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	9,200	(10)	(17)	0	(27)
BPS	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	90,500	(29)	(211)	0	(240)
	Pay	1-Year BRL-CDI	11.160	01/04/2021		86,600	(165)	(3,160)	0	(3,325)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		69,100	31	(2,057)	0	(2,026)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		111,200	9	(2,846)	0	(2,837)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	9,200	(1)	(21)	0	(22)
BRC	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	16,900	(17)	(28)	0	(45)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	220	0	11	11	0
	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		1,910	(3)	19	16	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	43,700	(10)	(106)	0	(116)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		12,200	(2)	(292)	0	(294)
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	10,900	(3)	(139)	0	(142)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	2,193	(3)	21	18	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	1,000	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	12.360	01/02/2018		70,000	(952)	(178)	0	(1,130)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		42,300	(28)	(84)	0	(112)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		39,200	126	(1,422)	0	(1,296)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		8,300	1	(244)	0	(243)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		36,600	1	(935)	0	(934)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		40,700	66	(1,047)	0	(981)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	4	5	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	18,400	0	(49)	0	(49)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		8,300	34	(308)	0	(274)
	Pay	1-Year BRL-CDI	12.560	01/04/2021		25,300	(3)	(602)	0	(605)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		12,800	34	(343)	0	(309)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	3,460	0	33	33	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	62,200	0	(36)	0	(36)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		33,700	7	(97)	0	(90)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		1,200	2	(35)	0	(33)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		48,100	42	(1,201)	0	(1,159)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	15,900	(52)	(22)	0	(74)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		21,400	(2)	(1)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		31,800	(3)	(413)	0	(416)
	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	500	(1)	0	0	(1)
HUS	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	55,400	(2)	(30)	0	(32)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		35,400	(70)	(968)	0	(1,038)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		12,800	13	(366)	0	(353)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		45,200	71	(1,160)	0	(1,089)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	420	1	3	4	0
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		1,370	(2)	14	12	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	73,200	16	(210)	0	(194)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		8,100	28	(296)	0	(268)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		20,800	40	(650)	0	(610)

							$(717)	$(21,333)	$99	$(22,149)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	174,521	3-Month USD-LIBOR plus a specified spread	05/31/2016	$675,422		$(9,345)	$0	$(9,345)

Total Swap Agreements							$(1,295)	$(30,441)	$599	$(32,335)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $24,096 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$6,707	$0	$6,707
Corporate Bonds & Notes
Banking & Finance	0	217,878	0	217,878
Industrials	0	29,591	0	29,591
Utilities	0	39,469	0	39,469
Municipal Bonds & Notes
California	0	3,286	0	3,286
Illinois	0	1,923	0	1,923
Iowa	0	569	0	569
Nevada	0	139	0	139
New Jersey	0	1,375	0	1,375
New York	0	1,320	0	1,320
North Carolina	0	221	0	221
Ohio	0	2,082	0	2,082
West Virginia	0	455	0	455
U.S. Government Agencies	0	56,466	0	56,466
U.S. Treasury Obligations	0	551,805	0	551,805
Non-Agency Mortgage-Backed Securities	0	87,922	0	87,922
Asset-Backed Securities	0	126,756	0	126,756
Sovereign Issues	0	105,986	0	105,986
Convertible Preferred Securities
Banking & Finance	0	7,472	0	7,472
Preferred Securities
Banking & Finance	1,689	0	0	1,689
Short-Term Instruments
Certificates of Deposit	0	2,496	0	2,496
Repurchase Agreements	0	225	0	225
Short-Term Notes	0	593	0	593
Japan Treasury Bills	0	152,840	0	152,840
U.S. Treasury Bills	0	16,860	0	16,860
	$1,689	$1,414,436	$0	$1,416,125

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$41,283	$0	$0	$41,283

Total Investments	$42,972	$1,414,436	$0	$1,457,408

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(171,269)	$0	$(171,269)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	583	605	0	1,188
Over the counter	0	32,548	0	32,548

	$583	$33,153	$0	$33,736

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7,156)	(2,389)	0	(9,545)
Over the counter	0	(48,292)	0	(48,292)

	$(7,156)	$(50,681)	$0	$(57,837)

Totals	$36,399	$1,225,639	$0	$1,262,038

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 142.2%
BANK LOAN OBLIGATIONS 2.2%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$2,700	$2,671
Chrysler Group LLC
3.500% due 05/24/2017		5,218	5,209
Community Health Systems, Inc.
3.657% due 12/31/2018		4,246	4,193
HCA, Inc.
3.174% due 03/31/2017		6,402	6,401
Hellenic Republic
3.930% due 03/30/2016 (g)	EUR	1,000	1,058

Total Bank Loan Obligations (Cost $19,606)			19,532

CORPORATE BONDS & NOTES 35.1%
BANKING & FINANCE 25.8%
Ally Financial, Inc.
2.750% due 01/30/2017		$800	800
3.600% due 05/21/2018		4,000	4,010
American Express Credit Corp.
0.932% due 07/31/2018		7,000	6,978
American Tower Corp.
4.500% due 01/15/2018		1,700	1,774
Banco Santander S.A.
6.250% due 09/11/2021 (f)	EUR	1,400	1,427
Bank of America Corp.
1.272% due 09/15/2026		$5,500	4,742
1.482% due 04/01/2019		6,300	6,277
2.650% due 04/01/2019		2,800	2,808
4.125% due 01/22/2024		1,400	1,449
6.100% due 03/17/2025 (f)		5,100	5,177
6.875% due 04/25/2018		600	662
Bank of America N.A.
0.812% due 06/15/2017		1,500	1,488
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (f)		2,900	2,846
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.002% due 03/05/2018		7,000	6,963
2.300% due 03/05/2020		4,300	4,245
Barclays Bank PLC
7.625% due 11/21/2022		7,000	7,984
7.750% due 04/10/2023		1,400	1,496
Barclays PLC
8.000% due 12/15/2020 (f)	EUR	1,000	1,181
BB&T Corp.
1.372% due 06/15/2018		$2,200	2,206
Bear Stearns Cos. LLC
0.768% due 11/21/2016		500	499
6.400% due 10/02/2017		7,800	8,403
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		2,000	2,055
BPCE S.A.
0.934% due 11/18/2016		1,600	1,601
BPE Financiaciones S.A.
2.875% due 05/19/2016	EUR	6,600	7,234
Citigroup, Inc.
0.538% due 05/31/2017		600	652
0.849% due 05/01/2017		$1,200	1,195
1.280% due 07/25/2016		5,000	5,008
1.312% due 12/07/2018		2,400	2,394
2.650% due 10/26/2020		800	795
5.950% due 05/15/2025 (f)		1,400	1,349
6.125% due 11/15/2020 (f)		2,200	2,247
Credit Agricole S.A.
1.457% due 06/10/2020		5,000	5,002
6.500% due 06/23/2021 (f)	EUR	300	336
Credit Suisse AG
1.375% due 05/26/2017		$1,100	1,095
Ford Motor Credit Co. LLC
2.240% due 06/15/2018		2,700	2,677
2.551% due 10/05/2018		2,900	2,881
3.157% due 08/04/2020		1,300	1,297
3.200% due 01/15/2021		1,600	1,591
3.984% due 06/15/2016		600	607
4.250% due 02/03/2017		1,800	1,840
6.625% due 08/15/2017		2,700	2,879

General Motors Financial Co., Inc.
2.750% due 05/15/2016		2,600	2,608
Goldman Sachs Group, Inc.
1.048% due 05/22/2017		8,200	8,191
1.336% due 10/23/2019		2,500	2,509
1.712% due 09/15/2020		3,000	3,010
5.950% due 01/18/2018		2,600	2,801
HSBC USA, Inc.
1.114% due 08/07/2018		2,700	2,700
2.350% due 03/05/2020		5,200	5,144
Hutchison Whampoa International Ltd.
2.000% due 11/08/2017		2,100	2,103
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		1,200	1,204
2.500% due 11/21/2017		2,900	2,919
ING Bank NV
4.000% due 03/15/2016		1,400	1,409
Intesa Sanpaolo SpA
3.875% due 01/15/2019		700	721
JPMorgan Chase & Co.
1.027% due 02/26/2016		4,300	4,301
1.529% due 10/29/2020		2,700	2,730
JPMorgan Chase Bank N.A.
0.832% due 06/13/2016		700	699
KBC Bank NV
8.000% due 01/25/2023		5,600	6,118
Lloyds Banking Group PLC
7.875% due 06/27/2029 (f)	GBP	600	939
Macquarie Bank Ltd.
1.444% due 07/29/2020		$1,800	1,804
Metropolitan Life Global Funding
0.851% due 07/15/2016		2,000	2,003
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017		5,200	5,168
Mizuho Bank Ltd.
1.507% due 10/20/2018		600	606
Morgan Stanley
1.600% due 04/25/2018		1,800	1,820
5.950% due 12/28/2017		2,800	3,012
National Australia Bank Ltd.
0.883% due 06/30/2017		1,000	998
PNC Bank N.A.
1.800% due 11/05/2018		2,000	1,996
Rabobank Group
8.400% due 06/29/2017 (f)		1,000	1,077
Reliance Standard Life Global Funding
2.150% due 10/15/2018		1,200	1,193
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		700	731
8.000% due 08/10/2025 (f)		200	212
State Street Corp.
1.264% due 08/18/2020		3,800	3,805
Sumitomo Mitsui Banking Corp.
1.056% due 07/23/2018		3,600	3,594
2.450% due 01/16/2020		3,550	3,534
Synchrony Financial
2.600% due 01/15/2019		2,300	2,294
Toronto-Dominion Bank
2.500% due 12/14/2020		2,600	2,602
UBS AG
1.303% due 03/26/2018		4,100	4,095
7.250% due 02/22/2022		500	523
UniCredit SpA
6.750% due 09/10/2021 (f)	EUR	600	616
8.000% due 06/03/2024 (f)		$1,800	1,708
Wachovia Corp.
0.691% due 10/15/2016		2,700	2,696
0.782% due 06/15/2017		2,200	2,194
WEA Finance LLC
1.750% due 09/15/2017		1,100	1,091
Wells Fargo & Co.
0.716% due 06/02/2017		11,200	11,158
0.780% due 04/22/2019		4,000	3,961

			232,747

INDUSTRIALS 5.5%
AbbVie, Inc.
1.750% due 11/06/2017		1,600	1,598
1.800% due 05/14/2018		1,300	1,295
Actavis Funding SCS
1.850% due 03/01/2017		1,300	1,303
2.350% due 03/12/2018		4,200	4,207

Actavis, Inc.
1.875% due 10/01/2017	1,025	1,024
Alibaba Group Holding Ltd.
1.625% due 11/28/2017	2,700	2,668
Becton Dickinson and Co.
0.962% due 06/15/2016	2,000	1,999
Chesapeake Energy Corp.
3.571% due 04/15/2019	2,100	593
CNPC General Capital Ltd.
1.450% due 04/16/2016	3,220	3,220
CVS Health Corp.
1.900% due 07/20/2018	1,200	1,200
2.800% due 07/20/2020	1,700	1,710
Daimler Finance North America LLC
0.837% due 03/10/2017	5,200	5,174
1.250% due 01/11/2016	2,850	2,850
2.700% due 08/03/2020	900	892
Deutsche Telekom International Finance BV
2.250% due 03/06/2017	1,600	1,610
DISH DBS Corp.
7.125% due 02/01/2016	200	201
General Mills, Inc.
0.624% due 01/29/2016	1,800	1,800
Kraft Foods Group, Inc.
2.250% due 06/05/2017	1,200	1,209
Kraft Heinz Foods Co.
2.000% due 07/02/2018	4,300	4,287
MGM Resorts International
7.625% due 01/15/2017	200	209
Mondelez International, Inc.
4.125% due 02/09/2016	1,896	1,901
PepsiCo, Inc.
0.617% due 02/26/2016	5,700	5,699
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016	3,100	3,172

		49,821

UTILITIES 3.8%
AT&T, Inc.
0.741% due 02/12/2016	7,200	7,197
1.533% due 06/30/2020	1,900	1,888
BellSouth Corp.
4.821% due 04/26/2021	2,400	2,429
Duke Energy Corp.
0.992% due 04/03/2017	4,000	3,988
Duke Energy Progress LLC
0.652% due 03/06/2017	1,910	1,905
Petrobras Global Finance BV
1.990% due 05/20/2016	700	684
3.875% due 01/27/2016	400	399
Verizon Communications, Inc.
2.042% due 09/15/2016	15,200	15,296

		33,786

Total Corporate Bonds & Notes (Cost $320,347)		316,354

U.S. GOVERNMENT AGENCIES 7.2%
Fannie Mae
0.542% due 03/25/2034	391	389
0.672% due 05/25/2037	338	339
0.772% due 03/25/2037 - 07/25/2037	398	400
0.782% due 03/25/2037	232	234
0.802% due 07/25/2037	350	353
0.822% due 09/25/2035	587	589
0.867% due 02/25/2037	495	496
1.052% due 05/25/2040	1,105	1,120
1.122% due 10/25/2037	1,483	1,508
1.129% due 11/25/2022	6,900	6,913
1.142% due 06/25/2037	478	483
1.172% due 03/25/2038 - 01/25/2040	1,951	1,986
1.242% due 12/25/2039	534	541
1.322% due 07/25/2039	474	481
1.443% due 07/01/2044	83	85
2.071% due 04/01/2035	665	700
2.122% due 11/01/2035	140	147
2.243% due 12/01/2033	85	90
2.475% due 05/01/2022	1	1
3.000% due 10/25/2040	3,115	3,199
4.229% due 11/01/2028	13	14
4.321% due 12/01/2036	392	418
4.384% due 11/01/2027	11	12
4.406% due 04/01/2028	7	8
4.423% due 07/01/2028	8	8
4.529% due 11/01/2028	11	11

4.543% due 02/01/2027		1	1
4.611% due 09/01/2034		251	269
5.000% due 12/01/2023 - 04/25/2033		450	490
5.621% due 08/01/2029		8	8
6.000% due 06/01/2017		28	29
8.000% due 03/01/2030 - 07/01/2031		21	21
Fannie Mae, TBA
3.000% due 01/01/2046		8,700	8,698
Freddie Mac
0.631% due 02/15/2037		29	29
0.661% due 02/15/2037		71	71
0.671% due 02/15/2037		146	146
0.731% due 06/15/2018		19	19
0.881% due 07/15/2041		3,023	3,035
0.931% due 10/15/2037		158	160
1.001% due 08/15/2037		1,569	1,592
1.031% due 08/15/2037		3,176	3,228
1.041% due 10/15/2037		625	631
1.051% due 05/15/2037 - 09/15/2037		3,616	3,661
1.081% due 08/15/2036		297	301
1.181% due 11/15/2039 - 12/15/2039		190	194
1.186% due 01/15/2038		867	885
1.443% due 02/25/2045		723	736
2.000% due 06/01/2022		2	2
2.375% due 07/01/2019		35	36
2.443% due 06/01/2035		707	749
2.532% due 12/01/2022		5	5
5.000% due 12/01/2026 - 08/01/2041		349	381
6.000% due 03/01/2016 - 02/01/2034		633	721
6.500% due 10/25/2043		893	1,027
8.500% due 04/01/2025		2	2
Ginnie Mae
0.692% due 03/20/2065		1,854	1,853
1.420% due 01/01/2066		4,600	4,639
1.625% due 12/20/2022 - 12/20/2027		135	140
1.750% due 02/20/2026 - 04/20/2041		7,418	7,674
1.875% due 08/20/2022 - 07/20/2027		535	553
3.500% due 07/20/2018		18	19
NCUA Guaranteed Notes
0.726% due 10/07/2020		2,000	2,010

Total U.S. Government Agencies (Cost $63,715)			64,540

U.S. TREASURY OBLIGATIONS 56.3%
U.S. Treasury Bonds
2.125% due 05/15/2025 (h)		181,000	178,649
3.125% due 08/15/2044 (h)		4,400	4,489
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2020		17,365	17,143
0.125% due 07/15/2024 (h)(j)		15,924	15,117
0.250% due 01/15/2025 (j)		31,024	29,591
0.375% due 07/15/2025		10,028	9,700
0.750% due 02/15/2045		8,483	7,384
U.S. Treasury Notes
1.625% due 06/30/2020 (h)(j)		65,500	65,256
1.625% due 07/31/2020 (h)(j)(l)		99,500	99,058
2.000% due 07/31/2022 (h)		36,000	35,911
2.250% due 11/15/2025 (h)		45,000	44,904

Total U.S. Treasury Obligations (Cost $510,182)			507,202

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%
Banc of America Commercial Mortgage Trust
5.558% due 06/10/2049		3,405	3,503
Bank Mart Adjustable Rate Mortgage Trust
1.975% due 03/01/2019		50	40
BCAP LLC Trust
0.943% due 02/26/2047		10,900	10,321
Bear Stearns Adjustable Rate Mortgage Trust
2.537% due 04/25/2033		110	111
2.578% due 01/25/2034		33	31
2.581% due 02/25/2033		22	21
2.813% due 11/25/2034		768	747
2.868% due 01/25/2034		688	689
Bear Stearns ALT-A Trust
2.726% due 09/25/2035		271	230
Bear Stearns Structured Products, Inc. Trust
2.566% due 12/26/2046		526	389
2.693% due 01/26/2036		906	749
Canadian Mortgage Pools
1.133% due 07/01/2020	CAD	12,354	8,868
Citigroup Commercial Mortgage Trust
1.611% due 07/15/2027		$500	502
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035 ^		1,418	1,407
2.660% due 05/25/2035		450	445

Countrywide Alternative Loan Trust
0.602% due 05/25/2047		803	664
0.822% due 08/25/2035		1,273	874
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039		753	761
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 03/25/2032		106	99
2.312% due 06/25/2032		8	7
4.847% due 06/25/2032		8	8
Granite Mortgages PLC
0.329% due 01/20/2044	EUR	15	17
0.962% due 01/20/2044	GBP	13	19
GreenPoint Mortgage Funding Trust
0.692% due 11/25/2045		$307	268
GSR Mortgage Loan Trust
0.772% due 01/25/2034		80	69
2.869% due 01/25/2036 ^		111	104
HarborView Mortgage Loan Trust
0.592% due 01/19/2038		1,763	1,451
Impac CMB Trust
1.182% due 10/25/2033		27	27
1.422% due 07/25/2033		465	450
Lehman Mortgage Trust
0.742% due 08/25/2036 ^		2,708	2,045
Merrill Lynch Alternative Note Asset Trust
0.622% due 03/25/2037		12,025	6,176
Merrill Lynch Mortgage Investors Trust
0.632% due 02/25/2036		385	358
Morgan Stanley Resecuritization Trust
0.531% due 01/26/2051		87	83
Newgate Funding PLC
0.733% due 12/01/2050	GBP	4,100	5,378
PFP Ltd.
1.767% due 07/14/2034		$1,400	1,402
Prime Mortgage Trust
0.822% due 02/25/2034		104	99
Resecuritization Mortgage Trust
0.672% due 04/26/2021		1	0
Structured Adjustable Rate Mortgage Loan Trust
2.579% due 09/25/2035		3,012	2,699
Structured Asset Mortgage Investments Trust
0.652% due 07/19/2035		618	594
0.702% due 02/25/2036 ^		443	346
8.914% due 06/25/2029		183	189
Trinity Square PLC
1.786% due 07/15/2051	GBP	2,700	3,948
WaMu Mortgage Pass-Through Certificates Trust
0.692% due 12/25/2045		$388	375
0.712% due 10/25/2045		218	203
1.062% due 01/25/2045		2,823	2,678
1.257% due 02/25/2046		2,296	2,118
1.457% due 11/25/2042		75	70
1.657% due 06/25/2042		260	252
1.899% due 02/27/2034		531	520
4.432% due 05/25/2037 ^		8,220	7,290
Wells Fargo Mortgage-Backed Securities Trust
2.683% due 04/25/2035		2,617	2,654
2.710% due 07/25/2036 ^		1,063	1,040
2.823% due 01/25/2035		361	366

Total Non-Agency Mortgage-Backed Securities (Cost $75,023)			73,754

ASSET-BACKED SECURITIES 6.6%
ACE Securities Corp. Home Equity Loan Trust
0.572% due 04/25/2036		1,218	1,095
AFC Home Equity Loan Trust
0.972% due 06/25/2028		176	154
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.337% due 01/25/2035		1,189	979
Babson CLO Ltd.
1.602% due 05/15/2023		1,300	1,298
Chase Funding Trust
1.162% due 10/25/2032		106	99
CIFC Funding Ltd.
1.459% due 08/14/2024		500	500
1.802% due 12/05/2024		1,000	996
Citigroup Mortgage Loan Trust, Inc.
0.482% due 07/25/2045		790	547
0.582% due 12/25/2036		244	162
4.584% due 10/25/2037		482	447
Countrywide Asset-Backed Certificates
0.562% due 08/25/2037		671	525
0.562% due 06/25/2047 ^		1,513	1,173
0.622% due 06/25/2047		798	582
0.822% due 08/25/2034		979	937

Countrywide Asset-Backed Certificates Trust
0.682% due 09/25/2046		1,480	985
Credit Suisse First Boston Mortgage Securities Corp.
1.042% due 01/25/2032		197	172
Dryden Senior Loan Fund
1.571% due 07/17/2023		2,500	2,489
Fortress Credit Investments Ltd.
1.565% due 07/17/2023		2,917	2,917
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023		2,546	2,544
GoldenTree Loan Opportunities Ltd.
0.549% due 05/01/2022		1,241	1,232
Goldman Sachs Asset Management CLO PLC
0.549% due 08/01/2022		762	760
GSAMP Trust
0.562% due 06/25/2036		734	630
2.072% due 10/25/2034		181	170
HSI Asset Securitization Corp. Trust
0.752% due 02/25/2036		1,300	987
Hyundai Auto Lease Securitization Trust
0.380% due 06/15/2016		1,083	1,083
JPMorgan Mortgage Acquisition Trust
0.682% due 05/25/2037		1,400	1,127
Long Beach Mortgage Loan Trust
0.982% due 10/25/2034		49	47
Morgan Stanley ABS Capital, Inc. Trust
0.502% due 09/25/2036		44	24
0.552% due 10/25/2036		191	147
0.862% due 11/25/2035		2,000	1,478
Ocean Trails CLO
0.571% due 10/12/2020		740	732
OHA Credit Partners Ltd.
1.582% due 05/15/2023		4,459	4,437
Panhandle-Plains Higher Education Authority, Inc.
1.742% due 10/01/2035		922	923
Popular ABS Mortgage Pass-Through Trust
0.672% due 06/25/2047 ^		1,200	1,052
Primus CLO Ltd.
0.521% due 07/15/2021		2,116	2,085
Residential Asset Mortgage Products Trust
0.932% due 06/25/2035		766	753
Residential Asset Securities Corp. Trust
0.572% due 08/25/2036		394	367
0.692% due 04/25/2036		1,054	1,018
0.822% due 02/25/2036		1,080	863
SLC Student Loan Trust
0.602% due 06/15/2024		1,412	1,395
SLM Student Loan Trust
0.132% due 12/15/2023	EUR	2,480	2,606
0.142% due 06/17/2024		4,793	4,971
Soundview Home Loan Trust
0.582% due 11/25/2036		$243	208
Specialty Underwriting & Residential Finance Trust
1.397% due 12/25/2035		676	607
Structured Asset Securities Corp. Mortgage Loan Trust
0.652% due 05/25/2047		2,500	1,947
Structured Asset Securities Corp. Trust
0.882% due 09/25/2035		1,300	989
Voya CLO Ltd.
0.559% due 05/01/2022		4,613	4,585
0.567% due 12/13/2020		927	925
1.621% due 10/15/2022		3,100	3,077

Total Asset-Backed Securities (Cost $61,931)			59,826

SOVEREIGN ISSUES 2.9%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	62,340	14,133
0.000% due 01/01/2017 (c)		2,010	439
Export-Import Bank of Korea
1.071% due 01/14/2017		$1,400	1,402
1.376% due 09/17/2016		8,400	8,417
Hydro-Quebec
0.625% due 09/29/2049 (f)		1,200	853
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	50	41
3.000% due 02/24/2024		50	40
3.000% due 02/24/2025		50	39
3.000% due 02/24/2026		50	37
3.000% due 02/24/2027		50	37
3.000% due 02/24/2028		50	36
3.000% due 02/24/2029		50	35
3.000% due 02/24/2030		50	34
3.000% due 02/24/2031		130	88

3.000% due 02/24/2032		50	33
3.000% due 02/24/2033		50	33
3.000% due 02/24/2034		50	32
3.000% due 02/24/2035		50	32
3.000% due 02/24/2036		50	31
3.000% due 02/24/2037		50	31
3.000% due 02/24/2038		50	31
3.000% due 02/24/2039		50	31
3.000% due 02/24/2040		50	31
3.000% due 02/24/2041		50	31
3.000% due 02/24/2042		50	31

Total Sovereign Issues (Cost $26,935)			25,978

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		72,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 23.7%
COMMERCIAL PAPER 4.4%
Comcast Corp.
0.560% due 01/05/2016		$7,200	7,199
Deutsche Telekom AG
0.810% due 01/12/2016		6,800	6,799
Duke Energy Corp.
0.720% due 01/13/2016		600	600
ENI Finance USA, Inc.
0.750% due 01/21/2016		1,000	1,000
1.280% due 06/03/2016		4,500	4,484
Entergy Corp.
0.960% due 01/11/2016		1,200	1,200
Enterprise Products Operating LLC
0.550% due 01/26/2016		1,600	1,599
Hitachi Capital America Corp.
0.720% due 01/04/2016		14,400	14,399
Hyundai Capital America
0.510% due 01/13/2016		1,800	1,800
Thomson Reuters Corp.
0.700% due 01/13/2016		1,000	1,000

			40,080

SHORT-TERM NOTES 0.1%
Czech Republic Ministry of Finance Bill
0.010% due 09/02/2016 (d)	CZK	31,000	1,248

JAPAN TREASURY BILLS 16.3%
(0.048%) due 02/08/2016 - 03/07/2016 (b)	JPY	17,630,000	146,683

U.S. TREASURY BILLS 2.9%
0.247% due 01/14/2016 - 06/30/2016 (b)(j)(l)		$26,432	26,416

Total Short-Term Instruments (Cost $211,305)			214,427

Total Investments in Securities (Cost $1,289,044)			1,281,613

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	1,085,006	10,713

Total Short-Term Instruments (Cost $10,747)		10,713

Total Investments in Affiliates (Cost $10,747)		10,713

Total Investments 143.4% (Cost $1,299,791)		$1,292,326
Financial Derivative Instruments (i)(k) (1.3%) (Cost or Premiums, net $415)		(11,840)
Other Assets and Liabilities, net (42.1%)		(379,535)

Net Assets 100.0%		$900,951

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Zero coupon bond. Coupon presented is a calculated yield.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hellenic Republic	3.930%	03/30/2016	11/15/2015	$1,063	$1,058	0.12%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOM	0.500%	11/16/2015	01/19/2016	$(56,883)	$(56,922)
BOS	(0.200)	11/23/2015	01/04/2016	(38,100)	(38,091)
BSN	0.420	11/24/2015	01/05/2016	(32,682)	(32,697)
	0.420	12/02/2015	01/05/2016	(13,167)	(13,172)
	0.470	11/24/2015	01/11/2016	(61,353)	(61,386)
GRE	0.520	01/04/2016	02/04/2016	(46,372)	(46,372)
	0.600	11/20/2015	01/20/2016	(6,625)	(6,630)
	0.600	11/23/2015	01/20/2016	(2,071)	(2,073)
	0.640	11/23/2015	01/04/2016	(79,494)	(79,553)
	0.800	12/01/2015	01/04/2016	(12,902)	(12,912)
	0.950	12/22/2015	01/05/2016	(11,914)	(11,918)

Total Reverse Repurchase Agreements					$(361,726)

(1)	As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(121,100) at a weighted average interest rate of 0.288%.

Short Sales:

Short Sales on U.S. Government Agencies *:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2046	$23,600	$(23,611)	$(23,593)
Fannie Mae, TBA	3.500	02/01/2046	17,800	(18,265)	(18,322)
Fannie Mae, TBA	4.000	01/01/2046	15,000	(15,870)	(15,870)
Fannie Mae, TBA	4.000	02/01/2046	21,500	(22,679)	(22,705)

Total Short Sales				$(80,425)	$(80,490)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $361,107 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$110.000	02/19/2016	500	$4	$8

Total Purchased Options				$4	$8

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,028	$(433)	$0	$(39)
90-Day Eurodollar June Futures	Short	06/2017	751	(1,875)	0	(28)
Call Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	153	71	2	0
E-mini S&P 500 Index March Futures	Long	03/2016	2,259	1,467	0	(2,169)
U.S. Treasury 10-Year Note March Futures	Long	03/2016	1,029	(567)	305	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	205	45	0	(102)

Total Futures Contracts				$(1,292)	$307	$(2,338)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		$69,800	$(1,360)	$(419)	$0	$(174)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		80,800	(872)	(505)	0	(38)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		18,200	(247)	(298)	0	(28)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		256,300	(5,462)	(6,718)	0	(816)
Receive	3-Month USD-LIBOR	2.350	10/02/2025		19,500	(363)	(238)	0	(72)
Receive	3-Month USD-LIBOR	3.050	10/28/2025		5,300	(75)	(75)	0	(11)
Receive	3-Month USD-LIBOR	2.840	10/28/2025		8,800	(43)	(44)	0	(18)
Receive	3-Month USD-LIBOR	2.800	10/28/2025		7,700	(25)	3	0	(16)
Receive	3-Month USD-LIBOR	2.215	02/05/2026		3,700	9	9	0	(12)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		93,500	627	314	0	(336)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		10,700	(216)	(233)	0	(91)
Pay	3-Month USD-LIBOR	2.810	09/14/2046		7,500	130	130	63	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026	GBP	1,500	7	(14)	8	0

						$(7,890)	$(8,088)	$71	$(1,612)

Total Swap Agreements						$(7,890)	$(8,088)	$71	$(1,612)

(j)	Securities with an aggregate market value of $26,073 and cash of $2,079 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	03/2016	JPY	5,080,000		$41,446	$0	$(872)
BPS	02/2016		2,830,000		23,100	0	(468)
	03/2016		1,580,000		12,884	0	(278)
	10/2016	BRL	3,200		761	22	0
BRC	03/2016	MXN	339		20	0	0
CBK	02/2016	EUR	9,942		10,630	0	(184)
	02/2016	JPY	3,360,000		27,540	0	(442)
	02/2016		$7,390	EUR	6,747	2	(53)
	02/2016		4,255	JPY	523,000	100	0
	10/2016	BRL	19,680		$4,711	168	0
DUB	01/2017		2,010		477	24	0
GLM	01/2016	JPY	657,500		5,383	0	(88)
	01/2016		$13,930	JPY	1,712,500	318	0
	02/2016	EUR	6,227		$6,784	11	0
	10/2016	BRL	8,180		2,007	118	0
JPM	02/2016	EUR	26,661		28,664	0	(337)
	02/2016	GBP	7,016		10,605	261	0
	02/2016	JPY	3,168,300		25,796	0	(587)
	02/2016	NZD	175		114	0	(5)
	10/2016	BRL	25,850		6,167	200	0
MSB	01/2016	JPY	1,055,000		8,631	0	(147)
	02/2016	CAD	12,475		9,394	378	0
	02/2016	JPY	3,170,000		25,809	0	(591)
	02/2016		$8,637	JPY	1,055,000	147	0
	10/2016	BRL	5,430		$1,330	77	0
SCX	10/2016	CNH	67,411		10,325	349	0
SOG	09/2016	CZK	31,071		1,300	36	0
UAG	01/2016	INR	8,735		131	0	0

Total Forward Foreign Currency Contracts						$2,211	$(4,052)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.358%	12/30/2016	$108,800	$294	$281
DUB	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Pay	3.100	03/14/2016	47,500	594	775
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	1,046,800	1,015	20
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	15,200	416	175
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	97,700	707	376
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	02/03/2016	25,900	47	3

							$3,073	$1,630

Total Purchased Options							$3,073	$1,630

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$6,900	$(12)	$(6)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	10,200	(19)	(8)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.250	03/16/2016	1,600	(4)	(1)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	3,400	(7)	(3)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	15,000	(9)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	15,000	(29)	(23)
JPM	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	01/20/2016	3,000	(6)	(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	02/17/2016	3,200	(6)	(3)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.200	02/17/2016	3,000	(6)	(2)

						$(98)	$(47)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$600	$(34)	$(4)
FBF	Put - OTC USD versus BRL	BRL	3.800	01/27/2016		4,500	(66)	(33)
GLM	Call - OTC EUR versus USD		$1.111	01/07/2016	EUR	18,537	(126)	(3)
							$(226)	$(40)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,700	$(15)	$(1)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,900	(44)	(2)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	(1)

						$(66)	$(4)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/30/2016	$23,900	$(293)	$(310)
DUB	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.610	03/14/2016	47,500	(237)	(171)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.855	03/14/2016	47,500	(356)	(405)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	15,200	(420)	(272)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	02/03/2016	25,900	(135)	(29)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	22,200	(706)	(410)

							$(2,147)	$(1,597)

Total Written Options							$(2,537)	$(1,688)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	1.169%	EUR	1,300	$(11)	$9	$0	$(2)
BPS	Volkswagen International Finance NV	1.000	12/20/2017	1.310		300	(6)	4	0	(2)
BRC	Volkswagen International Finance NV	1.000	12/20/2017	1.310		3,400	(70)	49	0	(21)
DUB	China Government International Bond	1.000	09/20/2016	0.320		$1,100	12	(6)	6	0
GST	Michigan State General Obligation Notes, Series 2003	0.440	03/20/2018	0.257		1,400	0	6	6	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.310	EUR	400	(8)	6	0	(2)
HUS	U.S. Treasury Notes	0.250	09/20/2016	0.104		12,200	(311)	326	15	0
JPM	Volkswagen International Finance NV	1.000	12/20/2017	1.310		500	(11)	8	0	(3)

							$(405)	$402	$27	$(30)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$2	$2	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	386	0	4	4	0

					$0	$6	$6	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

								Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid	Unrealized Appreciation	Asset	Liability
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/16/2026	EUR 22,600	$24,498	$277	$97	$374	$0

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP 200	$1	$9	$10	$0
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	100	1	9	10	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	1,890	0	18	18	0
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	100	1	10	11	0

						$3	$46	$49	$0

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	176,649	3-Month USD-LIBOR plus a specified spread	05/31/2016	$680,951		$(6,803)	$0	$(6,803)

Total Swap Agreements							$(125)	$(6,252)	$456	$(6,833)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $2,562 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair	Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$18,474	$1,058	$19,532
Corporate Bonds & Notes
Banking & Finance	0	232,747	0	232,747
Industrials	0	49,821	0	49,821
Utilities	0	33,786	0	33,786
U.S. Government Agencies	0	59,901	4,639	64,540
U.S. Treasury Obligations	0	507,202	0	507,202
Non-Agency Mortgage-Backed Securities	0	73,325	429	73,754
Asset-Backed Securities	0	59,826	0	59,826
Sovereign Issues	0	25,978	0	25,978
Short-Term Instruments
Commercial Paper	0	40,080	0	40,080
Short-Term Notes	0	1,248	0	1,248
Japan Treasury Bills	0	146,683	0	146,683
U.S. Treasury Bills	0	26,416	0	26,416
	$0	$1,275,487	$6,126	$1,281,613

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	10,713	0	0	10,713

Total Investments	$10,713	$1,275,487	$6,126	$1,292,326

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(80,490)	$0	$(80,490)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	307	79	0	386
Over the counter	0	4,297	0	4,297
	$307	$4,376	$0	$4,683

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,338)	(1,612)	0	(3,950)
Over the counter	0	(12,573)	0	(12,573)

	$(2,338)	$(14,185)	$0	$(16,523)

Totals	$8,682	$1,185,188	$6,126	$1,199,996

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Long Duration Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.5%
CORPORATE BONDS & NOTES 57.4%
BANKING & FINANCE 17.0%
American International Group, Inc.
4.500% due 07/16/2044		$3,000	$2,785
Aviation Loan Trust
2.622% due 12/15/2022		1,138	1,054
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,000	1,087
6.000% due 01/22/2020		$1,300	1,298
Banco Santander Chile
3.875% due 09/20/2022		2,200	2,196
Bank of America Corp.
4.100% due 07/24/2023		300	311
4.125% due 01/22/2024		3,100	3,209
6.250% due 09/05/2024 (c)		2,000	2,008
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.850% due 09/08/2021		1,800	1,796
Barclays Bank PLC
7.625% due 11/21/2022		1,300	1,483
10.179% due 06/12/2021		740	960
Bear Stearns Cos. LLC
7.250% due 02/01/2018		700	772
BPCE S.A.
4.500% due 03/15/2025		900	865
4.625% due 07/11/2024		1,200	1,170
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,170
Citigroup, Inc.
6.625% due 06/15/2032		600	710
8.125% due 07/15/2039		780	1,118
CME Group, Inc.
5.300% due 09/15/2043		1,200	1,377
Credit Agricole S.A.
7.875% due 01/23/2024 (c)		800	820
Credit Suisse Group AG
7.500% due 12/11/2023 (c)		800	843
Fidelity National Financial, Inc.
5.500% due 09/01/2022		2,800	2,977
FMR LLC
4.950% due 02/01/2033		2,000	2,099
GE Capital International Funding Co.
4.418% due 11/15/2035		4,086	4,179
General Electric Capital Corp.
6.750% due 03/15/2032		831	1,088
6.875% due 01/10/2039		344	470
Goldman Sachs Group, Inc.
3.850% due 07/08/2024		1,400	1,432
4.000% due 03/03/2024		3,400	3,498
5.375% due 05/10/2020 (c)		1,400	1,393
HBOS PLC
6.750% due 05/21/2018		1,900	2,077
HSBC Holdings PLC
6.375% due 09/17/2024 (c)		1,800	1,780
6.500% due 09/15/2037		1,500	1,805
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		3,000	3,095
JPMorgan Chase & Co.
5.000% due 07/01/2019 (c)		2,400	2,283
5.300% due 05/01/2020 (c)		500	499
5.500% due 10/15/2040		600	681
Lloyds Banking Group PLC
7.500% due 06/27/2024 (c)		634	677
MetLife, Inc.
10.750% due 08/01/2069		2,000	3,138
Morgan Stanley
3.875% due 04/29/2024		3,600	3,677
Navient Corp.
5.625% due 08/01/2033		1,000	675
Pacific Life Insurance Co.
9.250% due 06/15/2039		1,200	1,747
Progressive Corp.
3.700% due 01/26/2045		1,400	1,270
Prudential Financial, Inc.
4.600% due 05/15/2044		1,500	1,498

Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (c)	1,900	2,363
Wells Fargo & Co.
3.300% due 09/09/2024	2,000	1,992
3.900% due 05/01/2045	700	647
4.900% due 11/17/2045	700	708
5.606% due 01/15/2044	200	223
Wells Fargo Bank N.A.
5.850% due 02/01/2037	750	898
6.600% due 01/15/2038	400	517
Weyerhaeuser Co.
7.375% due 03/15/2032	1,200	1,431
WP Carey, Inc.
4.000% due 02/01/2025	1,600	1,534

		79,383

INDUSTRIALS 24.7%
21st Century Fox America, Inc.
6.150% due 02/15/2041	2,500	2,820
AbbVie, Inc.
4.400% due 11/06/2042	3,100	2,906
Actavis, Inc.
3.250% due 10/01/2022	2,900	2,857
Altria Group, Inc.
9.250% due 08/06/2019	89	109
9.950% due 11/10/2038	933	1,500
Amazon.com, Inc.
4.950% due 12/05/2044	1,400	1,497
American Airlines Pass-Through Trust
4.375% due 04/01/2024	727	724
Amgen, Inc.
4.950% due 10/01/2041	3,114	3,093
6.900% due 06/01/2038	1,600	1,993
Anadarko Petroleum Corp.
7.950% due 06/15/2039	800	857
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	900	1,068
Anthem, Inc.
4.650% due 01/15/2043	1,600	1,529
Apple, Inc.
3.850% due 05/04/2043	1,300	1,201
Barrick International Barbados Corp.
6.350% due 10/15/2036	600	447
Becton Dickinson and Co.
3.734% due 12/15/2024	1,400	1,415
Boston Scientific Corp.
7.375% due 01/15/2040	2,000	2,428
Cameron International Corp.
5.950% due 06/01/2041	1,300	1,384
Canadian Pacific Railway Co.
2.900% due 02/01/2025	1,500	1,415
Comcast Corp.
6.400% due 05/15/2038	50	62
6.500% due 11/15/2035	200	251
6.550% due 07/01/2039	2,000	2,524
6.950% due 08/15/2037	700	919
7.050% due 03/15/2033	600	775
Cox Communications, Inc.
8.375% due 03/01/2039	1,600	1,767
CVS Pass-Through Trust
4.704% due 01/10/2036	3,318	3,358
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	600	834
Devon Financing Corp. LLC
7.875% due 09/30/2031	400	411
Discovery Communications LLC
4.950% due 05/15/2042	2,700	2,268
Domtar Corp.
6.750% due 02/15/2044	1,500	1,470
Dow Chemical Co.
9.400% due 05/15/2039	100	144
Ecopetrol S.A.
7.375% due 09/18/2043	2,000	1,685
Enbridge, Inc.
4.500% due 06/10/2044	1,500	1,025
Encana Corp.
6.500% due 08/15/2034	2,000	1,620
Energy Transfer Partners LP
4.050% due 03/15/2025	1,800	1,482
6.625% due 10/15/2036	500	434
7.500% due 07/01/2038	400	370
Enterprise Products Operating LLC
4.450% due 02/15/2043	2,600	1,990
5.750% due 03/01/2035	200	185

Ford Motor Co.
7.450% due 07/16/2031	2,200	2,720
Freeport-McMoRan, Inc.
5.450% due 03/15/2043	500	263
Goldcorp, Inc.
5.450% due 06/09/2044	1,600	1,290
GTL Trade Finance, Inc.
5.893% due 04/29/2024	792	566
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	1,500	1,337
Kraft Foods Group, Inc.
6.500% due 02/09/2040	800	935
Laboratory Corp. of America Holdings
4.700% due 02/01/2045	1,200	1,106
Masco Corp.
7.750% due 08/01/2029	2,400	2,670
Medtronic, Inc.
4.625% due 03/15/2045	2,100	2,170
Microsoft Corp.
3.750% due 02/12/2045	1,300	1,201
Mid-America Apartments LP
3.750% due 06/15/2024	1,500	1,473
NBCUniversal Media LLC
6.400% due 04/30/2040	1,100	1,374
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	1,150	798
Newmont Mining Corp.
6.250% due 10/01/2039	600	481
ONEOK Partners LP
6.200% due 09/15/2043	2,000	1,528
Oracle Corp.
4.125% due 05/15/2045	1,900	1,803
4.500% due 07/08/2044	1,500	1,513
Pfizer, Inc.
7.200% due 03/15/2039	670	924
Philip Morris International, Inc.
3.600% due 11/15/2023	700	731
Pride International, Inc.
7.875% due 08/15/2040	200	157
QVC, Inc.
5.950% due 03/15/2043	2,100	1,787
Reynolds American, Inc.
6.150% due 09/15/2043	2,000	2,275
Rockies Express Pipeline LLC
6.875% due 04/15/2040	1,200	1,038
SABMiller Holdings, Inc.
4.950% due 01/15/2042	1,500	1,527
SES S.A.
5.300% due 04/04/2043	1,800	1,735
Southern Copper Corp.
5.250% due 11/08/2042	1,000	726
Suncor Energy, Inc.
6.500% due 06/15/2038	200	215
Teck Resources Ltd.
6.000% due 08/15/2040	1,300	553
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	98
8.375% due 06/15/2032	2,400	2,334
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	29	32
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	1,800	1,756
Thomson Reuters Corp.
5.650% due 11/23/2043	3,500	3,672
Time Warner Cable, Inc.
5.500% due 09/01/2041	1,297	1,176
5.875% due 11/15/2040	400	380
6.550% due 05/01/2037	700	710
Time Warner, Inc.
4.650% due 06/01/2044	200	184
6.250% due 03/29/2041	100	111
6.500% due 11/15/2036	2,469	2,804
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	106
7.250% due 08/15/2038	300	357
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	577	633
United Airlines Pass-Through Trust
4.000% due 10/11/2027	970	993
UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,661
Vale Overseas Ltd.
6.250% due 01/23/2017	200	200
6.875% due 11/10/2039	1,600	1,120
Vessel Management Services, Inc.
3.432% due 08/15/2036	2,088	2,121

Viacom, Inc.
5.250% due 04/01/2044	1,400	1,158
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,400	1,542
6.200% due 04/15/2038	900	1,131
Waste Management, Inc.
4.100% due 03/01/2045	1,300	1,213
Williams Cos., Inc.
7.500% due 01/15/2031	1,361	944
8.750% due 03/15/2032	137	103
Williams Partners LP
4.900% due 01/15/2045	1,500	958

		115,210

UTILITIES 15.7%
Alabama Power Co.
3.750% due 03/01/2045	1,300	1,171
Anadarko Finance Co.
7.500% due 05/01/2031	900	959
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,681
7.000% due 04/01/2038	100	125
AT&T, Inc.
4.750% due 05/15/2046	1,000	919
4.800% due 06/15/2044	2,400	2,207
5.350% due 09/01/2040	3,618	3,586
6.300% due 01/15/2038	1,000	1,098
6.550% due 02/15/2039	600	676
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	400	458
6.500% due 09/15/2037	1,600	1,954
British Telecommunications PLC
9.625% due 12/15/2030	600	878
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,276	1,284
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	1,500	1,517
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	517
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	853
Enable Midstream Partners LP
5.000% due 05/15/2044	3,000	1,775
Entergy Arkansas, Inc.
5.660% due 02/01/2025	1,500	1,478
FirstEnergy Corp.
7.375% due 11/15/2031	400	488
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,009
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	570
Koninklijke KPN NV
8.375% due 10/01/2030	2,000	2,627
Majapahit Holding BV
7.750% due 01/20/2020	900	1,009
NGPL PipeCo LLC
7.768% due 12/15/2037	1,300	1,033
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,293
Pacific Gas & Electric Co.
5.400% due 01/15/2040	200	227
6.050% due 03/01/2034	3,201	3,830
PacifiCorp
6.000% due 01/15/2039	1,300	1,580
Petrobras Global Finance BV
6.875% due 01/20/2040	2,600	1,703
7.875% due 03/15/2019	1,700	1,509
Petroleos Mexicanos
5.500% due 06/27/2044	4,000	3,029
5.625% due 01/23/2046	1,100	846
6.500% due 06/02/2041	1,000	869
Plains All American Pipeline LP
6.650% due 01/15/2037	100	89
Progress Energy, Inc.
7.750% due 03/01/2031	400	517
Shell International Finance BV
3.625% due 08/21/2042	1,100	921
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,235
Southern California Edison Co.
5.625% due 02/01/2036	200	234
6.000% due 01/15/2034	300	361
Telefonica Europe BV
8.250% due 09/15/2030	2,500	3,279

Verizon Communications, Inc.
4.672% due 03/15/2055	3,422	2,981
4.862% due 08/21/2046	3,040	2,887
5.012% due 08/21/2054	11,500	10,570
6.400% due 09/15/2033	144	165
Virginia Electric & Power Co.
8.875% due 11/15/2038	1,000	1,573
Vodafone Group PLC
6.150% due 02/27/2037	1,200	1,187
Wisconsin Electric Power Co.
4.300% due 12/15/2045	2,400	2,460

		73,217

Total Corporate Bonds & Notes (Cost $280,941)		267,810

MUNICIPAL BONDS & NOTES 5.2%
CALIFORNIA 2.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,300	1,787
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	400	567
7.500% due 04/01/2034	600	838
7.550% due 04/01/2039	1,000	1,454
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	150	203
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,161
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	100	132
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	1,600	2,055
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	1,903

		11,100

GEORGIA 0.8%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,957	3,552

ILLINOIS 0.6%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,500	2,715

MICHIGAN 0.2%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	1,000	1,166

NEVADA 0.0%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.100% due 06/01/2039	200	229

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	526

NEW YORK 0.5%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	400	507
6.814% due 11/15/2040	1,400	1,856

		2,363

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	332

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,700	2,341
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	87

		2,428

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	82

Total Municipal Bonds & Notes (Cost $22,546)		24,493

U.S. GOVERNMENT AGENCIES 16.0%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (a)(e)	20,000	12,060
0.397% due 10/27/2037	278	277
3.980% due 07/01/2021	2,500	2,702
5.625% due 04/17/2028	100	126
6.210% due 08/06/2038 (e)	9,643	13,666
6.250% due 05/15/2029	2,200	2,989
Financing Corp.
8.600% due 09/26/2019	1,470	1,833
Freddie Mac
0.000% due 03/15/2031 (a)	1,100	647
5.000% due 04/15/2038	192	212
6.250% due 07/15/2032	500	696
6.750% due 03/15/2031	2,800	4,019
Ginnie Mae
3.500% due 11/20/2044	1,364	1,292
5.500% due 10/20/2037	470	567
Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033	8,100	9,918
Residual Funding Corp. STRIPS
0.000% due 10/15/2020 - 04/15/2030 (a)	16,700	12,038
Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (a)	2,300	1,447
Small Business Administration
5.290% due 12/01/2027	223	246
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,363
4.875% due 01/15/2048	1,900	2,107
5.250% due 09/15/2039	900	1,084
5.375% due 04/01/2056	1,200	1,434
5.880% due 04/01/2036	3,000	3,862

Total U.S. Government Agencies (Cost $69,016)		74,585

U.S. TREASURY OBLIGATIONS 23.0%
U.S. Treasury Bonds
2.750% due 08/15/2042 (g)	9,800	9,351
2.750% due 11/15/2042 (e)	19,400	18,464
3.000% due 05/15/2045 (g)	3,400	3,379
3.125% due 02/15/2043 (e)	15,200	15,552
3.625% due 02/15/2044 (e)(g)	10,400	11,680
4.375% due 05/15/2040 (g)(i)	1,200	1,507
U.S. Treasury Inflation Protected Securities (b)
0.750% due 02/15/2045 (g)	4,241	3,692
1.375% due 02/15/2044 (g)	10,306	10,469
U.S. Treasury STRIPS
0.000% due 05/15/2032 (a)	1,100	688
0.000% due 11/15/2032 (a)	7,400	4,545
0.000% due 08/15/2033 (a)	2,500	1,496
0.000% due 11/15/2033 (a)	500	296
0.000% due 05/15/2034 (a)	600	348
0.000% due 11/15/2034 (a)	200	114
0.000% due 11/15/2039 (a)	1,700	832
0.000% due 08/15/2040 (a)	18,800	8,906
0.000% due 11/15/2040 (a)	25,200	11,884
0.000% due 08/15/2042 (a)	2,600	1,142
0.000% due 05/15/2043 (a)	6,800	2,904

Total U.S. Treasury Obligations (Cost $100,616)		107,249

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	1,200	1,371
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,133
5.122% due 08/10/2035	700	691
Citigroup Mortgage Loan Trust, Inc.
2.623% due 03/25/2034	146	146
DBUBS Mortgage Trust
1.651% due 07/12/2044	1,370	1,382
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	253	259
Hudsons Bay Simon JV Trust
5.447% due 08/05/2034	1,400	1,434
IndyMac Mortgage Loan Trust
0.602% due 07/25/2047	200	145
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	1,200	1,247
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	1,399	1,470

SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2035		1,600	1,579
Structured Asset Mortgage Investments Trust
0.612% due 07/25/2046 ^		90	71
0.642% due 05/25/2036		164	123
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,300	1,390

Total Non-Agency Mortgage-Backed Securities (Cost $12,304)			12,441

ASSET-BACKED SECURITIES 0.1%
SLM Student Loan Trust
1.820% due 04/25/2023		258	258

Total Asset-Backed Securities (Cost $255)			258

SOVEREIGN ISSUES 3.0%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		800	786
Colombia Government International Bond
6.125% due 01/18/2041		1,200	1,164
Italy Buoni Poliennali Del Tesoro
4.750% due 09/01/2044	EUR	1,200	1,845
5.000% due 09/01/2040		600	928
Mexico Government International Bond
3.600% due 01/30/2025		$3,189	3,116
4.600% due 01/23/2046		534	475
6.050% due 01/11/2040		774	850
7.750% due 05/29/2031	MXN	31,600	2,015
Qatar Government International Bond
6.400% due 01/20/2040		$1,300	1,643
Spain Government International Bond
5.150% due 10/31/2044	EUR	700	1,081

Total Sovereign Issues (Cost $14,410)			13,903

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc.		463	29

Total Common Stocks (Cost $13)			29

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (d) 0.1%
			289

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
0.123% due 01/28/2016 (e)		$261	261

Total Short-Term Instruments (Cost $550)			550

Total Investments in Securities (Cost $500,651)			501,318

	SHARES
INVESTMENTS IN AFFILIATES 5.1%
SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III		2,397,476	23,673

Total Short-Term Instruments (Cost $23,748)			23,673

Total Investments in Affiliates (Cost $23,748)			23,673

Total Investments 112.6% (Cost $524,399)			$524,991
Financial Derivative Instruments (f)(h) (0.9%) (Cost or Premiums, net $(72))			(4,321)
Other Assets and Liabilities, net (11.7%)			(54,457)

Net Assets 100.0%			$466,213

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon bond.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$289	Fannie Mae 2.170% due 10/17/2022	$(295)	$289	$289

Total Repurchase Agreements						$(295)	$289	$289

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	0.520%	12/21/2015	01/11/2016	$(3,268)	$(3,269)
	0.580	12/22/2015	01/19/2016	(14,667)	(14,670)
	0.800	12/01/2015	01/04/2016	(1,594)	(1,595)
	1.200	12/23/2015	01/06/2016	(10,681)	(10,685)

Total Reverse Repurchase Agreements					$(30,219)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.749%	12/02/2015	01/13/2016	$(735)	$(735)
	0.809	12/07/2015	01/19/2016	(3,637)	(3,645)
	0.859	12/11/2015	01/15/2016	(15,573)	(15,598)
	1.029	12/17/2015	01/14/2016	(9,560)	(9,579)

Total Sale-Buyback Transactions					$(29,557)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(64,139) at a weighted average interest rate of 0.333%.
(3)	Payable for sale-buyback transactions includes $28 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	6.000%	01/01/2046	$1,000	$(1,131)	$(1,130)

Total Short Sales				$(1,131)	$(1,130)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(e)	Securities with an aggregate market value of $59,458 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2016	1,734	$1,514	$0	$(1,665)
S&P 500 Index March Futures	Long	03/2016	503	1,145	0	(2,414)

Total Futures Contracts				$2,659	$0	$(4,079)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019	$10,700	$74	$(107)	$1	$0
CDX.IG-24 5-Year Index	1.000	06/20/2020	18,000	121	(199)	3	0

				$195	$(306)	$4	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019		$10,800	$(183)	$(133)	$0	$(11)
Receive	3-Month USD-LIBOR	2.350	10/02/2025		2,200	(41)	(27)	0	(8)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		10,400	43	66	0	(41)
Pay	28-Day MXN-TIIE	8.300	02/07/2019	MXN	26,800	163	(114)	3	0

						$(18)	$(208)	$3	$(60)

Total Swap Agreements						$177	$(514)	$7	$(60)

(g)	Securities with an aggregate market value of $20,672 and cash of $2,389 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
GLM	01/2016	JPY	762,900		$6,246	$0	$(102)
	03/2016	MXN	34,963		2,039	20	0
HUS	01/2016	EUR	10,719		11,423	0	(226)
JPM	02/2016	CAD	388		292	12	0
MSB	01/2016		$6,301	JPY	762,900	47	0
	02/2016	JPY	762,900		$6,304	0	(46)
UAG	01/2016		$11,708	EUR	10,719	0	(59)
	02/2016	EUR	10,719		$11,717	60	0

Total Forward Foreign Currency Contracts						$139	$(433)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$3,500	$308	$96
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	5,400	454	148
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	3,600	317	98

							$1,079	$342

Total Purchased Options							$1,079	$342

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(39)	$(2)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$7,700	$(319)	$(74)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	11,700	(469)	(112)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	7,800	(324)	(74)

							$(1,112)	$(260)

Total Written Options							$(1,151)	$(262)

Swap Agreements:

Total Return Swaps on Equity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	9,182	3-Month USD-LIBOR plus a specified spread	03/15/2016	$35,051	$25	$25	$0

Total Swap Agreements							$25	$25	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(i)	Securities with an aggregate market value of $347 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$79,383	$0	$79,383
Industrials	0	115,210	0	115,210
Utilities	0	73,217	0	73,217
Municipal Bonds & Notes
California	0	11,100	0	11,100
Georgia	0	3,552	0	3,552
Illinois	0	2,715	0	2,715
Michigan	0	1,166	0	1,166
Nevada	0	229	0	229
New Jersey	0	526	0	526
New York	0	2,363	0	2,363
North Carolina	0	332	0	332
Ohio	0	2,428	0	2,428
West Virginia	0	82	0	82
U.S. Government Agencies	0	74,585	0	74,585
U.S. Treasury Obligations	0	107,249	0	107,249
Non-Agency Mortgage-Backed Securities	0	12,441	0	12,441
Asset-Backed Securities	0	258	0	258
Sovereign Issues	0	13,903	0	13,903
Common Stocks
Financials	29	0	0	29
Short-Term Instruments
Repurchase Agreements	0	289	0	289
U.S. Treasury Bills	0	261	0	261
	$29	$501,289	$0	$501,318

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	23,673	0	0	23,673

Total Investments	$23,702	$501,289	$0	$524,991

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,130)	$0	$(1,130)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	7	0	7
Over the counter	0	506	0	506
	$0	$513	$0	$513

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,079)	(60)	0	(4,139)
Over the counter	0	(695)	0	(695)

	$(4,079)	$(755)	$0	$(4,834)

Totals	$19,623	$499,917	$0	$519,540

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.7%
BANK LOAN OBLIGATIONS 0.2%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$1,800	$1,781
Charter Communications Operating LLC
3.500% due 01/24/2023		1,800	1,799
Chrysler Group LLC
3.500% due 05/24/2017		1,575	1,572

Total Bank Loan Obligations (Cost $5,149)			5,152

CORPORATE BONDS & NOTES 20.8%
BANKING & FINANCE 14.6%
ABN AMRO Bank NV
4.750% due 07/28/2025		500	499
Ally Financial, Inc.
8.000% due 03/15/2020		482	551
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2054	EUR	2,000	2,240
5.000% due 02/09/2056		1,700	2,015
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (e)		$6,800	7,304
Banco Bradesco S.A.
4.500% due 01/12/2017		1,100	1,117
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	3,300	3,909
Banco Santander S.A.
6.250% due 09/11/2021 (e)		1,200	1,223
Bank of America Corp.
1.482% due 04/01/2019		$8,300	8,270
2.000% due 01/11/2018		2,519	2,517
2.650% due 04/01/2019		6,900	6,921
4.125% due 01/22/2024		3,600	3,727
5.000% due 05/13/2021		300	328
5.650% due 05/01/2018		1,000	1,076
5.700% due 01/24/2022		100	113
5.750% due 12/01/2017		5,700	6,101
6.100% due 03/17/2025 (e)		6,700	6,801
6.400% due 08/28/2017		769	824
6.875% due 04/25/2018		5,700	6,293
7.625% due 06/01/2019		400	463
Barclays Bank PLC
7.625% due 11/21/2022		2,495	2,846
10.179% due 06/12/2021		16,340	21,204
14.000% due 06/15/2019 (e)	GBP	1,100	2,101
Barclays PLC
5.250% due 08/17/2045		$1,400	1,429
6.500% due 09/15/2019 (e)	EUR	1,200	1,324
8.000% due 12/15/2020 (e)		1,800	2,126
BBVA Bancomer S.A.
6.750% due 09/30/2022		$15,800	17,420
Bear Stearns Cos. LLC
7.250% due 02/01/2018		10,900	12,028
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		1,000	1,028
Caixa Economica Federal
4.250% due 05/13/2019		1,300	1,157
Citigroup, Inc.
1.042% due 11/15/2016		8,000	8,010
1.300% due 04/01/2016		7,000	7,010
1.402% due 04/01/2016		7,200	7,199
5.950% due 05/15/2025 (e)		1,500	1,446
Credit Agricole S.A.
1.047% due 06/12/2017		8,800	8,778
DNB Bank ASA
3.200% due 04/03/2017		2,600	2,651
Eksportfinans ASA
5.500% due 06/26/2017		400	417
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	1,100	1,614
Ford Motor Credit Co. LLC
1.095% due 01/17/2017		$3,100	3,077
GE Capital International Funding Co.
0.964% due 04/15/2016		3,028	3,029
General Motors Financial Co., Inc.
2.400% due 04/10/2018		15,300	15,233
2.625% due 07/10/2017		1,300	1,304
3.450% due 04/10/2022		3,200	3,076

German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	1,400	1,589
Goldman Sachs Group, Inc.
1.036% due 03/22/2016		$400	400
HSBC Holdings PLC
6.000% due 09/29/2023 (e)	EUR	400	439
6.375% due 03/30/2025 (e)		$3,300	3,304
HSBC USA, Inc.
1.114% due 08/07/2018		1,600	1,600
ING Bank NV
2.000% due 11/26/2018		8,100	8,073
International Lease Finance Corp.
7.125% due 09/01/2018		1,750	1,923
Intesa Sanpaolo SpA
3.125% due 01/15/2016		1,200	1,201
JPMorgan Chase & Co.
0.882% due 02/15/2017		5,200	5,198
1.027% due 02/26/2016		7,500	7,501
4.400% due 07/22/2020		1,200	1,284
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	15
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		6,200	8,846
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	2,700	4,179
Loews Corp.
5.250% due 03/15/2016		$2,800	2,823
Morgan Stanley
1.600% due 04/25/2018		1,400	1,416
3.875% due 04/29/2024		4,000	4,085
4.000% due 07/23/2025		500	516
5.450% due 01/09/2017		2,300	2,388
6.250% due 08/28/2017		300	321
Navient Corp.
4.875% due 06/17/2019		3,500	3,229
8.450% due 06/15/2018		18,100	19,095
Nova Ljubljanska Banka dd
2.875% due 07/03/2017	EUR	5,100	5,639
Novo Banco S.A.
5.000% due 05/23/2019		500	492
Nykredit Realkredit A/S
2.000% due 01/01/2016	DKK	3,100	451
2.000% due 04/01/2016		9,800	1,433
Rabobank Group
3.875% due 02/08/2022		$2,000	2,114
8.375% due 07/26/2016 (e)		200	206
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	28,600	4,164
Rio Oil Finance Trust
9.250% due 07/06/2024		$1,900	1,408
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		500	522
8.000% due 08/10/2025 (e)		400	424
Royal Bank of Scotland PLC
9.500% due 03/16/2022		4,200	4,556
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		300	309
Swedbank Hypotek AB
1.375% due 03/28/2018		3,300	3,270
Synchrony Financial
1.564% due 02/03/2020		3,200	3,153
2.700% due 02/03/2020		2,100	2,062
Toronto-Dominion Bank
2.125% due 07/02/2019		19,800	19,797
UBS AG
5.125% due 05/15/2024		700	709
7.250% due 02/22/2022		1,800	1,883
7.625% due 08/17/2022		4,700	5,365
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		700	694
4.125% due 09/24/2025		800	801
Wells Fargo & Co.
2.600% due 07/22/2020		1,500	1,498
5.875% due 06/15/2025 (e)		3,900	4,110

			332,284

INDUSTRIALS 2.6%
AbbVie, Inc.
1.800% due 05/14/2018		800	797
2.500% due 05/14/2020		400	396
3.200% due 11/06/2022		100	99

3.600% due 05/14/2025		300	297
4.500% due 05/14/2035		200	196
4.700% due 05/14/2045		200	196
Actavis Funding SCS
1.757% due 03/12/2020		1,000	1,005
4.550% due 03/15/2035		1,000	975
Amgen, Inc.
0.978% due 05/22/2019		2,900	2,872
CCO Safari LLC
3.579% due 07/23/2020		400	398
4.464% due 07/23/2022		1,800	1,796
4.908% due 07/23/2025		1,400	1,401
6.384% due 10/23/2035		300	303
6.484% due 10/23/2045		600	602
6.834% due 10/23/2055		100	99
CNPC General Capital Ltd.
1.262% due 05/14/2017		900	899
2.750% due 05/14/2019		200	200
CVS Health Corp.
1.900% due 07/20/2018		1,700	1,700
2.800% due 07/20/2020		300	302
3.500% due 07/20/2022		100	102
3.875% due 07/20/2025		1,400	1,432
4.875% due 07/20/2035		400	414
5.125% due 07/20/2045		600	634
Ecopetrol S.A.
5.875% due 09/18/2023		2,000	1,845
Finmeccanica SpA
8.000% due 12/16/2019	GBP	3,000	5,171
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,900	1,920
4.500% due 12/06/2016	JPY	256,000	1,960
Kraft Heinz Foods Co.
1.600% due 06/30/2017		$700	698
2.000% due 07/02/2018		500	499
2.800% due 07/02/2020		300	300
3.500% due 07/15/2022		100	101
3.950% due 07/15/2025		100	101
5.000% due 07/15/2035		100	103
5.200% due 07/15/2045		200	210
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,900	1,904
NXP BV
3.500% due 09/15/2016		6,200	6,216
QUALCOMM, Inc.
4.650% due 05/20/2035		400	371
4.800% due 05/20/2045		500	445
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		3,825	3,376
5.750% due 05/15/2024		8,700	7,612
Schaeffler Finance BV
4.250% due 05/15/2021		6,000	5,985
Williams Partners LP
4.500% due 11/15/2023		1,100	892
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		1,400	1,394
3.550% due 04/01/2025		1,600	1,559

			59,777

UTILITIES 3.6%
AES Corp.
3.414% due 06/01/2019		4,400	4,048
AT&T, Inc.
1.533% due 06/30/2020		900	895
2.450% due 06/30/2020		200	197
3.000% due 06/30/2022		1,200	1,169
3.400% due 05/15/2025		600	578
4.500% due 05/15/2035		200	186
4.750% due 05/15/2046		400	368
BellSouth Corp.
4.821% due 04/26/2021		6,900	6,983
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		1,600	1,592
Embarq Corp.
7.995% due 06/01/2036		200	206
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		3,500	3,532
9.250% due 04/23/2019		5,000	5,598
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		328	121
Petrobras Global Finance BV
2.461% due 01/15/2019		1,900	1,449
2.750% due 01/15/2018	EUR	2,800	2,491

2.886% due 03/17/2017		$3,200	2,940
3.250% due 03/17/2017		2,800	2,597
3.406% due 03/17/2020		1,700	1,211
3.500% due 02/06/2017		500	469
3.750% due 01/14/2021	EUR	400	291
4.875% due 03/17/2020		$800	602
5.375% due 01/27/2021		900	673
5.750% due 01/20/2020		3,500	2,756
6.250% due 12/14/2026	GBP	400	385
7.875% due 03/15/2019		$5,600	4,970
Severn Trent Utilities Finance PLC
6.125% due 02/26/2024	GBP	4,000	7,165
Sinopec Group Overseas Development Ltd.
1.101% due 04/10/2017		$2,300	2,297
1.750% due 04/10/2017		7,900	7,876
Sprint Communications, Inc.
8.375% due 08/15/2017		2,700	2,673
Telefonica Europe BV
6.500% due 09/18/2018 (e)	EUR	300	344
Verizon Communications, Inc.
2.042% due 09/15/2016		$11,000	11,069
2.252% due 09/14/2018		1,500	1,537
3.650% due 09/14/2018		1,600	1,674
5.150% due 09/15/2023		1,500	1,652

			82,594

Total Corporate Bonds & Notes (Cost $485,866)			474,655

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		1,300	1,691

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		700	740
7.750% due 01/01/2042		1,200	1,216

			1,956

Total Municipal Bonds & Notes (Cost $3,167)			3,647

U.S. GOVERNMENT AGENCIES 6.1%
Fannie Mae
0.542% due 03/25/2034		8	8
0.552% due 03/25/2036		288	276
0.772% due 09/25/2042		210	209
1.625% due 11/25/2023		41	42
1.922% due 04/25/2024		39	40
1.996% due 08/01/2035		258	272
2.218% due 02/01/2034		101	105
2.300% due 02/01/2035		87	93
2.318% due 09/01/2035		298	311
2.333% due 07/01/2035		196	207
2.351% due 08/01/2036		240	254
2.386% due 07/01/2032		18	19
2.425% due 10/01/2035		159	170
2.446% due 10/01/2035		101	107
2.448% due 03/01/2036		612	654
2.505% due 09/01/2031		1	1
2.528% due 10/01/2035		133	141
2.614% due 11/01/2034		185	196
4.000% due 10/01/2030 - 08/01/2042		63,498	67,866
5.500% due 02/01/2024 - 09/01/2027		54	60
Fannie Mae, TBA
4.000% due 01/01/2046		42,000	44,436
Freddie Mac
0.531% due 10/15/2020		46	46
0.731% due 11/15/2043		4,288	4,299
1.443% due 10/25/2044		72	74
1.643% due 07/25/2044		341	347
2.093% due 09/01/2035		64	67
5.500% due 08/15/2030		1	1
Ginnie Mae
0.712% due 08/20/2062		2,305	2,303
0.745% due 03/16/2032		11	11
1.625% due 11/20/2024		34	35
3.500% due 02/15/2045 - 03/15/2045		10,184	10,604
Ginnie Mae, TBA
4.000% due 01/01/2046		5,000	5,303

Overseas Private Investment Corp.
4.140% due 05/15/2030		1,196	1,295

Total U.S. Government Agencies (Cost $137,454)			139,852

U.S. TREASURY OBLIGATIONS 53.0%
U.S. Treasury Bonds
2.000% due 08/15/2025		19,900	19,405
2.125% due 05/15/2025 (g)(i)		20,450	20,184
3.000% due 11/15/2044 (i)		1,950	1,940
3.125% due 08/15/2044 (i)		1,700	1,734
U.S. Treasury Floating Rate Notes
0.428% due 10/31/2017 (g)		655	655
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (g)(i)		24,405	23,659
0.125% due 07/15/2024 (g)		45,669	43,354
0.250% due 01/15/2025 (g)(i)		90,864	86,667
0.750% due 02/15/2045 (i)		11,109	9,670
1.750% due 01/15/2028		1,135	1,239
2.375% due 01/15/2025 (g)		16,148	18,348
2.375% due 01/15/2027 (i)		17,334	20,028
U.S. Treasury Notes
0.375% due 01/15/2016 (g)(i)		1,560	1,560
1.375% due 08/31/2020 (g)		548,900	540,297
1.875% due 08/31/2022 (g)(i)		293,800	290,470
1.875% due 10/31/2022 (g)(i)		91,700	90,550
2.000% due 07/31/2022 (g)(i)		38,100	38,006
2.250% due 11/15/2025		3,100	3,093

Total U.S. Treasury Obligations (Cost $1,228,706)			1,210,859

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Assets Trust
0.612% due 05/25/2046 ^		1,082	798
0.632% due 10/25/2046		363	235
American Home Mortgage Investment Trust
2.154% due 09/25/2045		281	274
Banc of America Funding Trust
3.007% due 01/20/2047 ^		51	43
Bear Stearns Adjustable Rate Mortgage Trust
2.480% due 08/25/2035		120	121
Bear Stearns ALT-A Trust
2.601% due 05/25/2035		200	194
2.660% due 08/25/2036 ^		614	390
Berica ABS SRL
0.168% due 12/31/2055	EUR	563	606
Berica Residential MBS SRL
0.229% due 03/31/2048		1,076	1,148
Citigroup Commercial Mortgage Trust
2.174% due 09/10/2045 (a)		$8,571	697
Citigroup Mortgage Loan Trust, Inc.
2.730% due 10/25/2035		362	359
5.050% due 09/25/2037 ^		491	446
Countrywide Alternative Loan Trust
0.592% due 11/25/2036		3,090	3,037
0.612% due 03/20/2046		1,477	1,122
0.612% due 07/20/2046 ^		815	599
0.972% due 05/25/2035		3,095	2,785
2.307% due 10/20/2035		531	475
2.804% due 06/25/2037		1,630	1,366
Countrywide Home Loan Mortgage Pass-Through Trust
0.712% due 04/25/2035		156	137
0.742% due 03/25/2035		103	91
Credit Suisse Commercial Mortgage Trust
5.659% due 03/15/2039		2,302	2,302
Credit Suisse First Boston Mortgage Securities Corp.
2.265% due 06/25/2033		86	84
Credit Suisse Mortgage Capital Certificates
0.722% due 01/27/2037		2,428	1,269
Downey Savings & Loan Association Mortgage Loan Trust
0.662% due 08/19/2045		551	473
2.547% due 07/19/2044		42	42
First Horizon Alternative Mortgage Securities Trust
2.255% due 03/25/2035		125	99
First Horizon Mortgage Pass-Through Trust
2.723% due 08/25/2035		36	33
First Republic Mortgage Loan Trust
0.681% due 11/15/2031		44	43
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		3,037	3,148
GreenPoint Mortgage Funding Trust
0.602% due 01/25/2037		937	761
GSMSC Pass-Through Trust
0.671% due 12/26/2036		5,458	1,416

GSR Mortgage Loan Trust
2.806% due 09/25/2035		112	115
HomeBanc Mortgage Trust
2.296% due 04/25/2037 ^		803	504
IndyMac Mortgage Loan Trust
0.632% due 05/25/2046		1,338	1,106
0.722% due 06/25/2037 ^		295	159
2.691% due 12/25/2034		27	26
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036		5,022	4,531
JPMorgan Mortgage Trust
2.710% due 02/25/2035		72	72
6.000% due 01/25/2036 ^		579	496
Merrill Lynch Mortgage Investors Trust
0.632% due 02/25/2036		128	120
0.672% due 11/25/2035		17	16
1.244% due 10/25/2035		31	29
Morgan Stanley Capital Trust
5.917% due 06/11/2049		84	87
RBSSP Resecuritization Trust
0.721% due 08/26/2037		3,147	1,356
Residential Accredit Loans, Inc. Trust
0.572% due 02/25/2047		5,882	4,629
0.582% due 01/25/2037		14,482	10,784
0.607% due 12/25/2036		223	168
0.722% due 01/25/2035		167	160
5.000% due 09/25/2036 ^		479	371
6.000% due 03/25/2037 ^		5,430	4,694
Residential Asset Securitization Trust
0.772% due 10/25/2018		90	88
0.822% due 05/25/2033		4	4
Structured Adjustable Rate Mortgage Loan Trust
1.657% due 01/25/2035		167	135
Structured Asset Mortgage Investments Trust
0.542% due 08/25/2036		18,044	13,727
0.612% due 07/25/2046 ^		6,205	4,312
0.642% due 05/25/2036		205	154
0.642% due 05/25/2046		601	335
0.652% due 07/19/2035		145	138
0.702% due 02/25/2036 ^		409	319
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.427% due 07/25/2032		2	1
UBS-Barclays Commercial Mortgage Trust
1.086% due 03/10/2046 (a)		28,679	1,615
WaMu Mortgage Pass-Through Certificates Trust
0.732% due 01/25/2045		89	84
1.062% due 01/25/2045		89	84
Washington Mutual Mortgage Pass-Through Certificates Trust
1.087% due 11/25/2046		5,776	4,030
1.107% due 10/25/2046 ^		8,302	5,808
Wells Fargo Commercial Mortgage Trust
1.361% due 02/15/2027		2,200	2,184
Wells Fargo Mortgage-Backed Securities Trust
2.736% due 10/25/2033		56	56

Total Non-Agency Mortgage-Backed Securities (Cost $86,988)			87,090

ASSET-BACKED SECURITIES 8.3%
Aames Mortgage Investment Trust
2.447% due 01/25/2035		5,000	4,144
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.872% due 10/25/2035		1,400	1,286
0.892% due 10/25/2035		9,500	7,143
Alba SPV SRL
1.449% due 04/20/2040	EUR	358	390
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.442% due 10/25/2034		$1,000	899
Asset-Backed Securities Corp. Home Equity Loan Trust
1.517% due 02/25/2035		1,398	1,144
Bear Stearns Asset-Backed Securities Trust
3.041% due 10/25/2036		694	672
Carlyle High Yield Partners Ltd.
0.530% due 04/19/2022		5,327	5,212
Cavalry CLO Ltd.
1.687% due 01/16/2024		3,600	3,589
COA Summit CLO Ltd.
1.667% due 04/20/2023		1,008	1,006
Countrywide Asset-Backed Certificates
0.562% due 06/25/2035		8,640	6,675
0.562% due 01/25/2037		1,896	1,786
0.602% due 11/25/2047 ^		3,541	2,850
0.622% due 06/25/2047		5,335	3,894
0.632% due 05/25/2047		8,509	5,782
0.672% due 01/25/2046		6,800	4,575
0.702% due 09/25/2036		7,200	6,507

First Franklin Mortgage Loan Trust
0.562% due 09/25/2036		51	48
1.292% due 09/25/2034		1,671	1,539
Fremont Home Loan Trust
0.752% due 01/25/2036		475	390
GE-WMC Mortgage Securities Trust
0.462% due 08/25/2036		10	5
GSAMP Trust
0.602% due 11/25/2035		71	11
0.672% due 05/25/2046		12,450	8,997
2.222% due 06/25/2035		6,927	5,712
JPMorgan Mortgage Acquisition Trust
0.682% due 03/25/2037		487	360
LCM LP
1.581% due 04/15/2022		18,731	18,699
Lockwood Grove CLO Ltd.
1.690% due 01/25/2024		3,800	3,787
Long Beach Mortgage Loan Trust
0.682% due 08/25/2045		1,690	1,324
0.852% due 11/25/2035		1,000	865
0.982% due 10/25/2034		186	175
MASTR Asset-Backed Securities Trust
0.922% due 10/25/2035 ^		5,752	4,292
Merrill Lynch Mortgage Investors Trust
0.532% due 08/25/2037		8,835	5,346
Morgan Stanley ABS Capital, Inc. Trust
0.552% due 10/25/2036		1,581	1,221
0.552% due 02/25/2037		8,505	6,279
0.582% due 04/25/2036		2,802	2,773
0.582% due 09/25/2036		1,423	792
1.127% due 12/25/2034		2,945	2,686
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		1,559	1,557
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.472% due 10/25/2034		1,800	1,543
2.222% due 12/25/2034		1,208	1,059
Race Point CLO Ltd.
1.637% due 12/15/2022		1,178	1,171
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		13,474	7,268
Residential Asset Mortgage Products Trust
0.441% due 12/25/2035		1,631	1,262
0.882% due 10/25/2035		6,890	5,932
Residential Asset Securities Corp. Trust
0.692% due 08/25/2036		15,000	11,223
0.892% due 11/25/2035		4,493	3,337
Securitized Asset-Backed Receivables LLC Trust
0.592% due 08/25/2036		845	357
1.082% due 08/25/2035		5,000	3,162
Soundview Home Loan Trust
0.582% due 10/25/2036		10,724	9,634
0.602% due 02/25/2037		838	359
Specialty Underwriting & Residential Finance Trust
1.397% due 12/25/2035		579	520
Structured Asset Investment Loan Trust
0.552% due 07/25/2036		2,024	1,431
0.572% due 09/25/2036		5,240	4,197
1.352% due 06/25/2035		10,000	7,390
Structured Asset Securities Corp. Mortgage Loan Trust
0.582% due 03/25/2036		932	763
0.592% due 12/25/2036		4,447	3,948
1.744% due 04/25/2035		260	249
Venture CDO Ltd.
0.540% due 07/22/2021		978	963

Total Asset-Backed Securities (Cost $190,290)			190,180

SOVEREIGN ISSUES 7.5%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	6,496	7,625
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2016 (c)	BRL	11,700	2,860
0.000% due 07/01/2016 (c)		119,400	28,155
0.000% due 10/01/2016 (c)		201,950	45,784
0.000% due 01/01/2017 (c)		5,230	1,142
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		35,200	7,105
10.000% due 01/01/2025		258,100	46,676
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$4,700	4,990
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	1,900	1,380

Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)	EUR	1,599	1,803
4.000% due 02/01/2037		450	610
4.500% due 03/01/2024		5,000	6,753
Mexico Government International Bond
4.750% due 06/14/2018	MXN	15,700	916
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	140,000	1,072
4.750% due 04/17/2019	EUR	1,100	1,100
Slovenia Government International Bond
4.125% due 02/18/2019		$700	738
4.750% due 05/10/2018		6,100	6,490
5.850% due 05/10/2023		4,300	4,907

Total Sovereign Issues (Cost $207,671)			170,106

SHORT-TERM INSTRUMENTS 0.8%
CERTIFICATES OF DEPOSIT 0.8%
Intesa Sanpaolo SpA
1.701% due 04/11/2016		3,400	3,403
Itau Unibanco Holding S.A.
1.453% due 05/31/2016		1,800	1,799
Sumitomo Mitsui Banking Corp.
0.644% due 04/29/2016		12,000	11,997

			17,199

U.S. TREASURY BILLS 0.0%
0.100% due 01/14/2016 - 01/28/2016 (b)(i)		1,133	1,133

Total Short-Term Instruments (Cost $18,339)			18,332

Total Investments in Securities (Cost $2,363,630)			2,299,873

	SHARES
INVESTMENTS IN AFFILIATES 11.5%
SHORT-TERM INSTRUMENTS 11.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.5%
PIMCO Short-Term Floating NAV Portfolio III		26,561,950	262,273

Total Short-Term Instruments (Cost $263,339)			262,273

Total Investments in Affiliates (Cost $263,339)			262,273

Total Investments 112.2% (Cost $2,626,969)			$2,562,146
Financial Derivative Instruments (f)(h) (6.2%) (Cost or Premiums, net $(8,058))			(141,471)
Other Assets and Liabilities, net (6.0%)			(137,991)

Net Assets 100.0%			$2,282,684

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

As of December 31, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(11,430) at a weighted average interest rate of (0.129%).

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2046	$14,300	$(14,272)	$(14,296)
Fannie Mae, TBA	3.500	02/01/2046	154,200	(158,541)	(158,722)
Fannie Mae, TBA	4.000	01/01/2046	87,600	(92,667)	(92,680)
Fannie Mae, TBA	4.000	02/01/2046	108,200	(114,184)	(114,263)

Total Short Sales				$(379,664)	$(379,961)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$ 112.000	02/19/2016	5,000	$78	$80
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/19/2016	8,964	77	68
Call - CBOT U.S. Treasury 10-Year Note March Futures	145.000	02/19/2016	3,596	31	56

Total Purchased Options				$186	$204

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,814	$(736)	$0	$(68)
90-Day Eurodollar June Futures	Short	06/2016	33	(16)	0	(1)
90-Day Eurodollar March Futures	Short	03/2016	291	(123)	0	(7)
90-Day Eurodollar September Futures	Short	09/2016	5	(3)	0	0
Australia Government 10-Year Bond March Futures	Long	03/2016	29	10	0	(28)
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	453	141	0	0
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	378	106	0	0
Euro-Bobl March Futures	Long	03/2016	548	84	24	0
Euro-BTP Italy Government Bond March Futures	Long	03/2016	369	231	265	0
Euro-Bund 10-Year Bond March Futures	Long	03/2016	476	(746)	21	0
Mini MSCI EAFE Index March Futures	Long	03/2016	422	(232)	0	(1,161)
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	95	38	1	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	358	138	12	0
U.S. Treasury 2-Year Note March Futures	Short	03/2016	4,987	1,736	0	(234)
U.S. Treasury 5-Year Note March Futures	Long	03/2016	9,206	(2,890)	1,294	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	3,571	2,061	0	(1,060)
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	18	(4)	0	(9)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	259	138	259	0
United Kingdom Long Gilt March Futures	Short	03/2016	170	56	185	(83)

Total Futures Contracts				$(11)	$2,061	$(2,651)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$58,410	$2,299	$(1,363)	$57	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	75,400	1,053	(483)	126	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	128,200	888	(1,421)	17	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	222,400	1,494	(2,234)	31	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	532,800	3,118	(731)	80	0

				$8,852	$(6,232)	$311	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017		$1,483,800	$(340)	$2,976	$0	$(227)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		676,000	(7,295)	2,691	0	(318)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		630,100	(8,563)	4,596	0	(982)
Receive	3-Month USD-LIBOR	1.934	09/01/2022		88,300	(532)	(207)	0	(196)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		260,400	(5,324)	(3,257)	0	(744)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		30,100	(298)	115	0	(105)
Receive	3-Month USD-LIBOR	2.500	12/16/2030		6,700	(49)	16	0	(36)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		111,600	(2,255)	437	0	(944)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	3,100	(51)	2	5	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		29,600	(880)	169	88	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		28,900	144	366	151	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		6,700	(196)	356	73	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	88,800	(26)	(4)	8	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		253,500	68	(103)	21	0
Pay	28-Day MXN-TIIE	5.640	06/04/2021		8,000	0	(4)	1	0
Pay	28-Day MXN-TIIE	5.630	07/07/2021		21,700	(1)	(10)	2	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		21,500	(6)	(12)	2	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		38,200	(20)	(21)	3	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		222,400	(227)	(52)	20	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		41,800	44	(32)	6	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		79,400	31	13	4	0

						$(25,776)	$8,035	$384	$(3,552)

Total Swap Agreements						$(16,924)	$1,803	$695	$(3,552)

(g)	Securities with an aggregate market value of $77,215 and cash of $6,899 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	11,200	$	2,808	$0	$(23)
	01/2016	CHF	219,212		213,509	0	(5,353)
	01/2016	GBP	10,066		15,181	342	0
	01/2016	JPY	68,898,316		561,518	0	(11,703)
	01/2016		$2,891	AUD	4,039	52	0
	01/2016		2,868	BRL	11,200	0	(37)
	01/2016		599,771	EUR	545,841	0	(6,578)
	01/2016		1,322	KRW	1,499,148	0	(47)
	02/2016	AUD	6,431	$	4,667	0	(11)
	02/2016	CHF	2,668		2,706	38	0
	02/2016	EUR	545,841		600,196	6,593	0
	02/2016	JPY	790,200		6,563	0	(16)
	02/2016	NOK	4,985		577	14	0
	02/2016		$2,780	BRL	11,200	23	0
	02/2016		388	DKK	2,659	0	(1)
	05/2016	BRL	74,635	$	21,282	3,150	0
	05/2016	ZAR	6,060		410	27	0
	10/2016	CNH	381,493		58,399	1,945	0
BPS	01/2016	BRL	7,931		2,015	10	0
	01/2016	DKK	7,985		1,242	80	0
	01/2016	GBP	326,052		490,695	10,029	0
	01/2016		$950	AUD	1,325	15	0
	01/2016		2,031	BRL	7,931	0	(26)
	01/2016		1,322	KRW	1,498,884	0	(47)
	02/2016	ILS	58,785	$	15,157	38	0
	02/2016		$2,089	HKD	16,184	0	0
	02/2016		577	SEK	4,855	0	(1)
	04/2016	BRL	11,700	$	3,273	404	0
	07/2016		123,172		34,243	4,905	0
	08/2016	CNH	72,787		11,000	182	0
	10/2016	BRL	10,700		2,545	75	0
BRC	01/2016		9,500		2,433	32	0
	01/2016		$2,387	BRL	9,500	14	0
	01/2016		5,860	KRW	6,644,068	0	(210)
	02/2016		112	NOK	987	0	(1)
CBK	01/2016	BRL	2,600	$	666	9	0
	01/2016	CHF	8,340		8,126	0	(201)
	01/2016	EUR	194,261		205,981	0	(5,132)
	01/2016		$175,283	AUD	241,193	475	0
	01/2016		654	BRL	2,600	3	0
	01/2016		17,482	EUR	16,468	415	0
	01/2016		14,722	JPY	1,815,300	381	0
	02/2016	AUD	247,003	$	179,291	19	(471)
	02/2016	EUR	10,119		11,120	113	0
	02/2016	GBP	2,849		4,253	52	0
	02/2016	NOK	114,306		13,236	327	0
	02/2016	SEK	605,204		69,851	0	(1,921)
	02/2016		$60,331	AUD	85,880	2,136	0
	07/2016	BRL	106,356	$	27,661	2,328	0
	10/2016		89,140		21,910	1,333	0
DUB	01/2016		85,177		22,032	502	0
	01/2016	CNH	302,494		46,566	691	0
	01/2016	DKK	19,067		2,943	166	0
	01/2016		$22,552	BRL	85,177	0	(1,022)
	01/2016		25,820	KRW	29,358,979	0	(853)
	02/2016		16,678	BRL	65,996	0	(160)
	01/2017	BRL	5,230	$	1,240	63	0
GLM	01/2016	AUD	246,557		178,014	0	(1,652)
	01/2016	BRL	10,100		2,587	34	0
	01/2016	DKK	5,424		842	52	0
	01/2016	EUR	8,133		8,832	0	(7)
	01/2016		$2,543	BRL	10,100	10	0
	01/2016		1,186	EUR	1,116	27	0
	01/2016		6,421	JPY	784,494	106	0
	01/2016		3,202	KRW	3,628,360	0	(116)
	02/2016		1,387	AUD	1,899	0	(5)
	02/2016		1,933	CHF	1,927	0	(7)
	02/2016		465	ILS	1,808	0	0
	03/2016	MXN	26,411	$	1,540	15	0
	10/2016	BRL	20,550		5,041	298	0
HUS	01/2016		$228,772	EUR	208,174	0	(2,539)
	01/2016		1,322	KRW	1,498,926	0	(47)
	02/2016	DKK	69,035	$	9,975	0	(88)
	02/2016	EUR	208,174		228,934	2,544	0
	02/2016	HKD	559,785		72,263	2	0
	02/2016		$250	SGD	355	0	0
	04/2016	DKK	31,560	$	4,631	23	0
	08/2016	CNH	111,100		16,795	283	0
	01/2021	BRL	3,010		464	28	0
JPM	01/2016		20,800		6,732	1,475	0
	01/2016	CAD	8,292		6,223	230	0
	01/2016	DKK	21,196		3,197	111	0
	01/2016	KRW	54,216,611		46,095	0	(12)
	01/2016		$5,327	BRL	20,800	0	(69)
	01/2016		227,025	CHF	224,229	0	(3,154)
	01/2016		10,402	EUR	9,603	34	0
	01/2016		14,045	JPY	1,725,400	310	0
	01/2016		1,379	KRW	1,561,028	0	(51)
	02/2016	CHF	224,229	$	227,304	3,166	0
	02/2016	DKK	207,506		29,941	0	(309)
	02/2016	NZD	4,251		2,772	0	(129)
	02/2016	TWD	48,656		1,491	17	0
	02/2016		$1,144	EUR	1,042	0	(11)
	05/2016	BRL	102,004	$	28,937	4,157	0
	10/2016		67,860		16,187	523	0
MSB	01/2016		18,650		4,776	62	0
	01/2016		$4,778	BRL	18,650	3	(67)
	01/2016		4,509	EUR	4,138	0	(12)
	01/2016		486,704	GBP	328,747	0	(2,066)
	01/2016		567,243	JPY	68,636,922	3,803	0
	01/2016		1,613	KRW	1,828,336	0	(58)
	02/2016	GBP	328,747	$	486,736	2,059	0
	02/2016	ILS	732		189	1	0
	02/2016	JPY	67,865,822		561,203	0	(3,760)
	02/2016		$4,780	CAD	6,347	0	(192)
	02/2016		6,210	EUR	5,705	0	(6)
	02/2016		2,430	HKD	18,825	0	0
	02/2016		4,752	JPY	571,746	8	0
	02/2016		183	SGD	258	0	(1)
	05/2016	BRL	25,061	$	7,113	1,024	0
	10/2016		13,700		3,356	194	0
NGF	01/2016		$5,860	KRW	6,646,705	0	(208)
RBC	01/2016	CNH	70,484	$	10,894	205	0
	02/2016		$587	SGD	833	0	0
SCX	01/2016		3,344	CHF	3,323	0	(26)
	01/2016		5,944	CNH	38,572	0	(95)
	01/2016		2,849	GBP	1,910	0	(33)
	02/2016	AUD	44,783	$	32,165	0	(409)
	02/2016	SGD	41,595		29,545	259	0
	02/2016	TWD	611,880		18,816	273	0
	08/2016	CNH	54,268		8,200	134	0
SOG	01/2016		$414	SEK	3,526	4	0
	08/2016	CNH	19,175	$	2,900	50	0
UAG	01/2016	BRL	12,500		4,045	885	0
	01/2016	DKK	10,220		1,499	11	0
	01/2016	EUR	591,726		628,836	0	(14,222)
	01/2016	JPY	4,063,800		33,044	0	(766)
	01/2016		$3,201	BRL	12,500	0	(42)
	01/2016		271	DKK	1,855	0	(1)
	01/2016		9,537	EUR	8,779	4	0
	01/2016		8,175	GBP	5,461	0	(125)
	02/2016	HKD	16,895	$	2,180	0	(1)
	02/2016		$3,985	GBP	2,689	0	(21)
	02/2016		451	HKD	3,495	0	0
	02/2016		32	NZD	47	0	0
	08/2016	CNH	15,897	$	2,405	42	0
	10/2016		398,739		61,058	2,052	0

Total Forward Foreign Currency Contracts						$61,499	$(64,121)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BRC	Put - OTC CDX.IG-25 5-Year Index	Buy	1.750%	01/20/2016	$250,000	$25	$0

Foreign Currency Barrier Options

Counterparty	Description	Barrier Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD D&O @ 1.100	$1.045	04/21/2016	EUR	43,400	$71	$143

						$71	$143

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.050	01/08/2016	EUR	16,500	$159	$1
BPS	Put - OTC EUR versus USD		1.040	01/04/2016		34,742	255	0
	Put - OTC EUR versus USD		1.050	01/08/2016		16,400	162	1
	Put - OTC USD versus CNH	CNH	6.434	08/17/2016		$11,000	70	57
BRC	Call - OTC USD versus CNH		6.500	02/02/2016		283	6	5
	Call - OTC USD versus CNH		7.500	02/02/2016		283	2	0
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		16,400	94	90
	Put - OTC USD versus CNH		6.442	08/17/2016		11,000	58	60
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		6,136	166	187
	Call - OTC USD versus CNH		7.400	02/02/2016		6,136	36	1
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		2,900	16	16
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		5,853	123	102
	Call - OTC USD versus CNH		7.500	02/02/2016		5,853	32	0

							$1,179	$520

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$94,500	$181	$18
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	14,500	723	305
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	11,700	584	262
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	17,900	490	206
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	106,500	117	0
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	172,700	406	2
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	175,100	455	5
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	245,100	1,774	943

							$4,730	$1,741

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae 3.500% due 01/01/2046	$120.000	01/06/2016	$157,000	$6	$0
	Call - OTC Fannie Mae 4.000% due 01/01/2046	120.000	01/06/2016	90,000	4	0

					$10	$0

Total Purchased Options					$6,015	$2,404

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$9,200	$(16)	$(8)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	30,100	(53)	(25)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	12,700	(22)	(20)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	4,400	(10)	(4)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	22,600	(14)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	22,600	(43)	(34)

						$(158)	$(91)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.103	01/08/2016	EUR	16,500	$(159)	$(13)
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$17,100	(937)	(1,254)
BPS	Put - OTC EUR versus USD		$1.010	01/04/2016	EUR	52,112	(119)	0
	Call - OTC EUR versus USD		1.102	01/08/2016		16,400	(162)	(14)
	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		$11,000	(136)	(137)
BRC	Call - OTC USD versus CNH		7.000	02/02/2016		565	(6)	0
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		3,991	(514)	(435)
	Put - OTC USD versus BRL		5.000	10/19/2017		3,991	(595)	(534)
FBF	Put - OTC USD versus BRL		3.800	01/27/2016		23,300	(343)	(172)
	Call - OTC USD versus BRL		5.000	10/19/2017		11,970	(1,517)	(1,306)
	Put - OTC USD versus BRL		5.000	10/19/2017		11,970	(1,806)	(1,602)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	8,600	(562)	(841)
	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		$16,400	(194)	(210)
	Call - OTC USD versus CNH		6.975	08/17/2016		11,000	(128)	(140)
JPM	Call - OTC EUR versus USD		$1.130	03/04/2016	EUR	21,900	(175)	(88)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$4,898	(157)	(250)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		12,272	(129)	(12)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	8,100	(576)	(792)
	Call - OTC USD versus CNH	CNH	6.976	08/17/2016		$2,900	(34)	(37)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		11,707	(107)	(6)

							$(8,356)	$(7,843)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$3,100	$(6)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	20,100	(181)	(64)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	12,600	(230)	(61)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	15,100	(312)	(66)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	21,400	(372)	(91)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	17,900	(494)	(320)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	169,600	(356)	(5)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	175,100	(368)	(13)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	61,100	(1,047)	(236)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	23,100	(260)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	55,700	(1,771)	(1,028)

							$(5,397)	$(1,884)

Total Written Options							$(13,911)	$(9,818)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
DUB	Goodrich Corp.	(0.510%)	09/20/2016	0.030%	$2,100	$0	$(8)	$0	$(8)
JPM	Loews Corp.	(0.280)	03/20/2016	0.048	2,300	0	(1)	0	(1)

						$0	$(9)	$0	$(9)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	1.169%	EUR	2,500	$(17)	$14	$0	$(3)
BPS	Dell, Inc.	1.000	09/20/2019	3.563		$400	(18)	(17)	0	(35)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	900	(12)	11	0	(1)
BRC	Brazil Government International Bond	1.000	12/20/2016	2.151		$1,300	(16)	2	0	(14)
CBK	Dell, Inc.	1.000	09/20/2019	3.563		7,200	(372)	(255)	0	(627)
	Sprint Communications, Inc.	5.000	09/20/2019	9.938		4,000	390	(944)	0	(554)
DUB	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.038		6,300	(138)	123	0	(15)
	Brazil Government International Bond	1.000	12/20/2016	2.151		1,400	(18)	3	0	(15)
GST	Brazil Government International Bond	1.000	12/20/2016	2.151		2,800	(36)	6	0	(30)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	800	(11)	10	0	(1)
JPM	Brazil Government International Bond	1.000	12/20/2016	2.151		$1,100	(13)	1	0	(12)
	China Government International Bond	1.000	12/20/2019	0.873		3,700	30	(11)	19	0
	Volvo Treasury AB	1.000	03/20/2021	1.136	EUR	1,200	(65)	56	0	(9)

							$(296)	$(1,001)	$19	$(1,316)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$400	$54	$(5)	$49	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	400	53	(5)	48	0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	4,800	665	(86)	579	0

					$772	$(96)	$676	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.000%	01/04/2021	BRL	57,100	$192	$(2,473)	$0	$(2,281)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		19,800	(40)	(541)	0	(581)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	6,900	(7)	(13)	0	(20)
BPS	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	120,300	(48)	(271)	0	(319)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		22,000	(59)	(668)	0	(727)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		40,800	(8)	(1,188)	0	(1,196)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		230,200	19	(5,891)	0	(5,872)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	10,300	(2)	(23)	0	(25)
BRC	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	17,900	(18)	(30)	0	(48)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	140	0	7	7	0
	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		6,300	(11)	64	53	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	82,700	(19)	(201)	0	(220)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		186,700	414	(4,913)	0	(4,499)
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	10,100	(2)	(129)	0	(131)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,168	(2)	12	10	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	1,800	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	12.360	01/02/2018		81,200	(1,104)	(206)	0	(1,310)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		94,400	(65)	(186)	0	(251)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		13,900	12	(472)	0	(460)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		16,200	3	(478)	0	(475)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		73,900	3	(1,888)	0	(1,885)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		89,100	148	(2,295)	0	(2,147)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	4	5	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	40,400	0	(107)	0	(107)
	Pay	1-Year BRL-CDI	12.560	01/04/2021		52,800	(5)	(1,258)	0	(1,263)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		6,100	16	(163)	0	(147)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	2,240	0	21	21	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	105,900	0	(62)	0	(62)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		36,200	8	(104)	0	(96)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		49,200	(135)	(1,492)	0	(1,627)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		120,200	116	(3,013)	0	(2,897)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	23,300	(50)	(58)	0	(108)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		14,400	(1)	(1)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		60,800	(4)	(792)	0	(796)
HUS	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	105,800	(5)	(57)	0	(62)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		74,700	(152)	(2,039)	0	(2,191)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		40,600	(35)	(1,084)	0	(1,119)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		41,400	20	(1,018)	0	(998)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	420	1	3	4	0
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		800	(1)	8	7	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	122,600	27	(352)	0	(325)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		11,400	(25)	(352)	0	(377)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/28/2020	EUR	4,800	(6)	(16)	0	(22)

							$(824)	$(33,716)	$107	$(34,647)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	NDDUEAFE Index	5,981	3-Month USD-LIBOR plus a specified spread	01/15/2016	$29,428		$(567)	$0	$(567)
	Receive	NDDUEAFE Index	29,456	3-Month USD-LIBOR plus a specified spread	05/13/2016	154,597		(12,495)	0	(12,495)
DUB	Receive	NDDUEAFE Index	71,184	3-Month USD-LIBOR plus a specified spread	01/15/2016	354,588		(10,950)	0	(10,950)
	Receive	NDDUEAFE Index	24,136	3-Month USD-LIBOR plus a specified spread	01/22/2016	116,459		68	68	0
	Receive	NDDUEAFE Index	43,063	3-Month USD-LIBOR plus a specified spread	05/31/2016	232,727		(24,949)	0	(24,949)
	Receive	NDDUEAFE Index	61,120	3-Month USD-LIBOR plus a specified spread	06/15/2016	321,365		(26,380)	0	(26,380)
	Receive	NDDUEAFE Index	33,465	3-Month USD-LIBOR plus a specified spread	06/30/2016	174,271		(12,741)	0	(12,741)
	Receive	NDDUEAFE Index	37,250	3-Month USD-LIBOR plus a specified spread	11/15/2016	183,305		(3,530)	0	(3,530)
	Receive	NDDUEAFE Index	50,760	3-Month USD-LIBOR plus a specified spread	01/19/2017	247,169		(2,159)	0	(2,159)
FBF	Receive	NDDUEAFE Index	25,847	3-Month USD-LIBOR plus a specified spread	02/12/2016	126,527		(1,755)	0	(1,755)
	Receive	NDDUEAFE Index	25,740	3-Month USD-LIBOR plus a specified spread	04/29/2016	131,664		(7,489)	0	(7,489)
	Receive	NDDUEAFE Index	24,870	3-Month USD-LIBOR plus a specified spread	06/15/2016	117,103		2,959	2,959	0
	Receive	NDDUEAFE Index	32,933	3-Month USD-LIBOR plus a specified spread	06/30/2016	151,889		6,966	6,966	0

								$(93,022)	$9,993	$(103,015)

Total Swap Agreements							$(348)	$(127,844)	$10,795	$(138,987)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(i)	Securities with an aggregate market value of $143,803 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,152	$0	$5,152
Corporate Bonds & Notes
Banking & Finance	0	332,284	0	332,284
Industrials	0	59,777	0	59,777
Utilities	0	82,594	0	82,594
Municipal Bonds & Notes
California	0	1,691	0	1,691
Illinois	0	1,956	0	1,956
U.S. Government Agencies	0	139,852	0	139,852
U.S. Treasury Obligations	0	1,210,859	0	1,210,859
Non-Agency Mortgage-Backed Securities	0	87,090	0	87,090
Asset-Backed Securities	0	190,180	0	190,180
Sovereign Issues	0	170,106	0	170,106
Short-Term Instruments
Certificates of Deposit	0	17,199	0	17,199
U.S. Treasury Bills	0	1,133	0	1,133
	$0	$2,299,873	$0	$2,299,873

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	262,273	0	0	262,273

Total Investments	$262,273	$2,299,873	$0	$2,562,146

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(379,961)	$0	$(379,961)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,061	899	0	2,960
Over the counter	0	74,698	0	74,698
	$2,061	$75,597	$0	$77,658

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,651)	(3,552)	0	(6,203)
Over the counter	0	(212,926)	0	(212,926)

	$(2,651)	$(216,478)	$0	$(219,129)

Totals	$261,683	$1,779,031	$0	$2,040,714

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® International Fund (Unhedged)

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.7%
BANK LOAN OBLIGATIONS 0.5%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$900	$890
Charter Communications Operating LLC
3.500% due 01/24/2023		800	800
Community Health Systems, Inc.
3.657% due 12/31/2018		593	585
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		950	948
HCA, Inc.
3.174% due 03/31/2017		2,856	2,856

Total Bank Loan Obligations (Cost $6,081)			6,079

CORPORATE BONDS & NOTES 27.4%
BANKING & FINANCE 16.9%
ABN AMRO Bank NV
4.750% due 07/28/2025		300	300
American Honda Finance Corp.
0.823% due 10/07/2016		3,200	3,206
ASIF
3.000% due 02/17/2017	EUR	200	223
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (e)		$3,600	3,867
Banco del Estado de Chile
4.125% due 10/07/2020		2,000	2,067
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	800	948
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$300	300
4.625% due 02/13/2017		5,000	5,067
Banco Santander Chile
1.915% due 01/19/2016		1,000	999
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	600	612
Bank of America Corp.
1.482% due 04/01/2019		$1,500	1,495
2.650% due 04/01/2019		6,700	6,720
3.750% due 07/12/2016		3,000	3,038
4.125% due 01/22/2024		500	518
5.650% due 05/01/2018		1,200	1,291
6.100% due 03/17/2025 (e)		400	406
6.875% due 04/25/2018		7,300	8,059
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (e)		2,700	2,649
Barclays Bank PLC
10.179% due 06/12/2021		11,400	14,793
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	201
6.500% due 03/10/2021		4,300	4,579
6.750% due 09/30/2022		2,200	2,425
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		400	411
BPCE S.A.
2.500% due 07/15/2019		8,054	8,092
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,500	1,659
Caixa Economica Federal
4.250% due 05/13/2019		$800	712
Citigroup, Inc.
0.747% due 06/09/2016		7,900	7,878
1.042% due 11/15/2016		7,000	7,009
5.950% due 05/15/2025 (e)		900	867
Credit Agricole S.A.
1.047% due 06/12/2017		2,200	2,194
6.500% due 06/23/2021 (e)	EUR	1,100	1,231
7.500% due 06/23/2026 (e)	GBP	200	291
7.875% due 01/23/2024 (e)		$200	205
8.125% due 09/19/2033		400	442
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		2,200	2,130
Deutsche Bank AG
0.882% due 05/30/2017		1,600	1,590
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		3,100	3,103
2.500% due 01/15/2016		2,500	2,501
8.000% due 12/15/2016		200	212

General Motors Financial Co., Inc.
2.400% due 04/10/2018		8,800	8,761
2.750% due 05/15/2016		2,000	2,006
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		7,900	8,512
HBOS PLC
1.303% due 09/30/2016		3,000	2,993
HSBC Holdings PLC
4.250% due 08/18/2025		1,100	1,094
HSBC USA, Inc.
1.114% due 08/07/2018		700	700
International Lease Finance Corp.
6.750% due 09/01/2016		3,900	4,012
Intesa Sanpaolo SpA
3.125% due 01/15/2016		4,800	4,802
JPMorgan Chase & Co.
1.027% due 02/26/2016		4,900	4,901
3.150% due 07/05/2016		2,100	2,122
3.450% due 03/01/2016		200	201
5.300% due 05/01/2020 (e)		2,900	2,896
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		200	285
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	200	310
Morgan Stanley
1.600% due 04/25/2018		$1,100	1,112
3.800% due 04/29/2016		1,200	1,210
3.875% due 04/29/2024		1,700	1,736
MUFG Union Bank N.A.
0.734% due 05/05/2017		3,700	3,683
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	213
Novo Banco S.A.
5.000% due 05/23/2019		100	98
Nykredit Realkredit A/S
2.000% due 01/01/2016	DKK	3,400	495
2.000% due 04/01/2016		7,300	1,068
Rabobank Group
6.875% due 03/19/2020	EUR	2,000	2,592
RCI Banque S.A.
3.500% due 04/03/2018		$3,800	3,876
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	31,400	4,573
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		$200	232
7.500% due 08/10/2020 (e)		200	209
Royal Bank of Scotland PLC
9.500% due 03/16/2022		400	434
13.125% due 03/19/2022	AUD	600	482
Toronto-Dominion Bank
2.125% due 07/02/2019		$7,200	7,199
UBS AG
7.250% due 02/22/2022		600	628
7.625% due 08/17/2022		1,650	1,883
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		300	298
4.125% due 09/24/2025		400	401
Wells Fargo & Co.
0.780% due 04/22/2019		10,200	10,101
1.200% due 07/22/2020		100	100
2.600% due 07/22/2020		200	200
Weyerhaeuser Co.
7.375% due 10/01/2019		1,500	1,724

			192,432

INDUSTRIALS 5.6%
AbbVie, Inc.
1.800% due 05/14/2018		500	498
2.500% due 05/14/2020		200	198
3.600% due 05/14/2025		200	198
4.500% due 05/14/2035		100	98
4.700% due 05/14/2045		100	98
Actavis Funding SCS
1.757% due 03/12/2020		900	904
3.450% due 03/15/2022		1,000	1,003
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		4,300	3,623
Amgen, Inc.
2.200% due 05/22/2019		1,400	1,400
Asciano Finance Ltd.
5.000% due 04/07/2018		500	515

Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,363
CCO Safari LLC
3.579% due 07/23/2020		100	100
4.464% due 07/23/2022		300	299
4.908% due 07/23/2025		600	600
6.384% due 10/23/2035		100	101
6.484% due 10/23/2045		200	201
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		300	338
CNPC General Capital Ltd.
1.262% due 05/14/2017		3,900	3,894
CVS Health Corp.
1.900% due 07/20/2018		600	600
2.800% due 07/20/2020		200	201
3.500% due 07/20/2022		100	102
3.875% due 07/20/2025		700	716
4.875% due 07/20/2035		200	207
5.125% due 07/20/2045		200	211
Daimler Finance North America LLC
0.837% due 03/10/2017		5,900	5,870
Dynegy, Inc.
6.750% due 11/01/2019		9,200	8,694
Enbridge, Inc.
1.262% due 10/01/2016		2,600	2,581
GTL Trade Finance, Inc.
7.250% due 10/20/2017		600	596
HCA, Inc.
3.750% due 03/15/2019		3,900	3,939
Kraft Heinz Foods Co.
1.600% due 06/30/2017		200	200
2.000% due 07/02/2018		300	299
2.800% due 07/02/2020		100	100
3.500% due 07/15/2022		100	101
3.950% due 07/15/2025		100	101
5.000% due 07/15/2035		100	103
5.200% due 07/15/2045		100	105
Kroger Co.
0.845% due 10/17/2016		3,300	3,299
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,000	1,002
QUALCOMM, Inc.
4.650% due 05/20/2035		200	186
4.800% due 05/20/2045		300	267
Rogers Communications, Inc.
6.800% due 08/15/2018		1,500	1,675
Rohm & Haas Co.
6.000% due 09/15/2017		29	31
Tenet Healthcare Corp.
6.000% due 10/01/2020		3,700	3,913
Unitymedia Hessen GmbH & Co. KG
5.750% due 01/15/2023	EUR	4,590	5,312
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023		2,432	2,307
VeriSign, Inc.
4.625% due 05/01/2023		$3,800	3,698
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		1,400	1,392

			64,239

UTILITIES 4.9%
AES Corp.
3.414% due 06/01/2019		6,100	5,612
AT&T, Inc.
1.533% due 06/30/2020		500	497
2.450% due 06/30/2020		100	99
3.000% due 06/30/2022		700	682
3.400% due 05/15/2025		400	385
4.500% due 05/15/2035		100	93
4.750% due 05/15/2046		100	92
BellSouth Corp.
4.821% due 04/26/2021		7,400	7,489
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		2,400	2,687
Majapahit Holding BV
7.750% due 01/20/2020		200	224
Petrobras Global Finance BV
1.990% due 05/20/2016		600	586
2.461% due 01/15/2019		3,500	2,669
2.886% due 03/17/2017		1,400	1,286
3.406% due 03/17/2020		700	499
3.500% due 02/06/2017		200	187
4.375% due 05/20/2023		800	530
4.875% due 03/17/2020		200	151

5.375% due 01/27/2021	100	75
5.750% due 01/20/2020	4,300	3,386
7.875% due 03/15/2019	1,300	1,154
Shell International Finance BV
0.572% due 11/15/2016	2,400	2,399
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017	11,000	10,967
Verizon Communications, Inc.
2.042% due 09/15/2016	7,100	7,145
2.252% due 09/14/2018	3,500	3,586
2.500% due 09/15/2016	686	691
3.650% due 09/14/2018	1,900	1,988
5.150% due 09/15/2023	400	440

		55,599

Total Corporate Bonds & Notes (Cost $315,729)		312,270

MUNICIPAL BONDS & NOTES 1.1%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,000	1,129

CALIFORNIA 0.7%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	138
6.918% due 04/01/2040	900	1,189
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	140
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	2,058
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	1,400	1,574
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,181
5.813% due 06/01/2040	1,300	1,572
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	223

		8,075

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	100	116
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	423
7.750% due 01/01/2042	600	608

		1,147

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	119

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,376

NEW YORK 0.0%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	112

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	111

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	93

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	128

Total Municipal Bonds & Notes (Cost $10,508)		12,290

U.S. GOVERNMENT AGENCIES 8.3%
Fannie Mae
0.772% due 07/25/2037	36	36
0.802% due 07/25/2037	40	41

0.822% due 09/25/2035	65	65
0.832% due 09/25/2035	104	105
1.142% due 06/25/2037	166	168
1.152% due 06/25/2040	241	244
2.310% due 08/01/2022	100	99
4.000% due 07/01/2018 - 04/25/2042	6,820	7,227
4.500% due 07/01/2018 - 10/01/2041	5,200	5,607
5.000% due 01/01/2028 - 09/01/2041	6,013	6,639
5.500% due 02/01/2018 - 09/01/2041	9,611	10,752
6.000% due 07/01/2036 - 05/01/2041	2,648	2,996
6.500% due 10/01/2035	41	47
Fannie Mae, TBA
4.000% due 01/01/2046	23,000	24,334
FDIC Structured Sale Guaranteed Notes
0.744% due 11/29/2037	439	438
Freddie Mac
0.901% due 06/15/2041	928	936
1.031% due 08/15/2037	136	138
1.041% due 10/15/2037	27	27
1.051% due 05/15/2037 - 09/15/2037	163	165
4.000% due 07/15/2042	1,942	2,128
5.000% due 03/01/2038	2,621	2,869
5.500% due 07/01/2028 - 07/01/2038	407	454
Freddie Mac, TBA
4.500% due 01/01/2046	12,000	12,927
Ginnie Mae
0.760% due 11/20/2062	4,709	4,709
3.500% due 01/15/2042 - 06/15/2045	7,815	8,139
5.000% due 08/15/2038 - 05/15/2039	839	925
6.000% due 08/15/2037	129	148
Ginnie Mae, TBA
4.000% due 01/01/2046	2,000	2,121
Small Business Administration
4.430% due 05/01/2029	149	161
5.290% due 12/01/2027	32	35
6.220% due 12/01/2028	35	40

Total U.S. Government Agencies (Cost $93,660)		94,720

U.S. TREASURY OBLIGATIONS 38.0%
U.S. Treasury Bonds
2.000% due 08/15/2025	15,300	14,919
2.125% due 05/15/2025 (i)(k)	18,200	17,963
2.375% due 08/15/2024 (i)(k)	22,900	23,141
2.875% due 08/15/2045	10,200	9,890
3.000% due 11/15/2044 (k)	1,050	1,044
3.125% due 08/15/2044	9,500	9,693
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)	6,619	6,414
0.125% due 07/15/2022 (i)	26,266	25,464
0.125% due 01/15/2023	2,782	2,667
0.125% due 07/15/2024 (i)	4,006	3,803
0.250% due 01/15/2025	1,506	1,436
0.375% due 07/15/2023 (i)	7,357	7,185
0.750% due 02/15/2045	5,049	4,395
1.750% due 01/15/2028	3,632	3,966
2.000% due 01/15/2026	719	798
2.375% due 01/15/2025	16,401	18,635
2.375% due 01/15/2027	12,600	14,558
2.500% due 01/15/2029	6,867	8,132
3.625% due 04/15/2028	294	384
U.S. Treasury Notes
1.375% due 08/31/2020 (i)(k)	66,800	65,753
1.875% due 08/31/2022	133,200	131,691
1.875% due 10/31/2022 (k)	44,900	44,337
2.000% due 07/31/2022 (i)(k)	16,600	16,559
2.250% due 11/15/2025 (g)	1,300	1,297

Total U.S. Treasury Obligations (Cost $441,999)		434,124

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
Banc of America Commercial Mortgage Trust
5.558% due 06/10/2049	511	525
BCAP LLC Trust
4.459% due 03/27/2037	1,422	958
Bear Stearns ALT-A Trust
0.582% due 02/25/2034	113	103
0.592% due 04/25/2037	2,909	2,153
ChaseFlex Trust
0.722% due 07/25/2037	1,383	1,130
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.652% due 07/25/2036	2,281	2,082
Countrywide Alternative Loan Trust
0.582% due 02/25/2047	110	93
0.602% due 05/25/2047	761	629

0.772% due 05/25/2037 ^		6,424	3,921
1.257% due 02/25/2036		62	55
6.000% due 12/25/2034		9,153	9,115
Countrywide Home Loan Mortgage Pass-Through Trust
2.646% due 11/25/2034		36	34
2.671% due 02/20/2035		51	51
Credit Suisse Mortgage Capital Certificates
5.460% due 09/15/2039		3,320	3,383
Eddystone Finance PLC
1.104% due 04/19/2021	GBP	1,658	2,378
First Horizon Mortgage Pass-Through Trust
2.619% due 11/25/2037 ^		$2,713	2,412
Granite Mortgages PLC
0.329% due 01/20/2044	EUR	4	4
0.962% due 01/20/2044	GBP	4	6
GSR Mortgage Loan Trust
2.793% due 09/25/2035		$618	625
2.845% due 11/25/2035		13	13
6.000% due 03/25/2037 ^		17	17
6.250% due 10/25/2036 ^		1,934	1,799
IndyMac Mortgage Loan Trust
0.622% due 11/25/2046		7,500	5,363
0.692% due 10/25/2036		1,630	1,098
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		572	582
5.420% due 01/15/2049		272	277
JPMorgan Mortgage Trust
2.683% due 07/25/2035		4,440	4,408
2.710% due 02/25/2035		5	5
2.741% due 08/25/2034		219	221
5.750% due 01/25/2036 ^		14	12
LB Commercial Mortgage Trust
5.853% due 07/15/2044		4,433	4,597
Leek Finance PLC
0.865% due 12/21/2037	GBP	1,164	1,805
Merrill Lynch Mortgage Investors Trust
0.632% due 02/25/2036		$16	15
0.672% due 11/25/2035		23	22
2.790% due 09/25/2035 ^		390	354
Morgan Stanley Capital Trust
5.439% due 02/12/2044		119	119
5.610% due 04/15/2049		67	67
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^		18	16
Residential Accredit Loans, Inc. Trust
0.607% due 08/25/2036		1,119	895
1.617% due 09/25/2045		110	90
5.500% due 01/25/2035		3,930	3,986
6.000% due 03/25/2037 ^		11,050	9,553
Structured Asset Mortgage Investments Trust
0.552% due 03/25/2037		68	53
0.652% due 07/19/2035		21	20
WaMu Mortgage Pass-Through Certificates Trust
0.987% due 01/25/2047		38	35
1.257% due 02/25/2046		225	208
1.457% due 11/25/2042		140	132
2.397% due 08/25/2046 ^		6,345	5,478
Wells Fargo Mortgage-Backed Securities Trust
2.710% due 07/25/2036 ^		1,281	1,254
2.754% due 11/25/2034		416	418
2.823% due 01/25/2035		20	20

Total Non-Agency Mortgage-Backed Securities (Cost $72,262)			72,589

ASSET-BACKED SECURITIES 7.5%
ACE Securities Corp. Home Equity Loan Trust
3.422% due 08/25/2040 ^		3,142	2,713
Asset-Backed Securities Corp. Home Equity Loan Trust
1.062% due 07/25/2035		300	275
Bear Stearns Asset-Backed Securities Trust
0.582% due 08/25/2036		1,672	1,468
BNC Mortgage Loan Trust
0.522% due 05/25/2037		25	24
Citigroup Mortgage Loan Trust, Inc.
0.582% due 09/25/2036		10,729	7,911
Cornerstone CLO Ltd.
0.541% due 07/15/2021		995	988
Countrywide Asset-Backed Certificates
0.662% due 03/25/2036		1,183	1,075
1.132% due 07/25/2035		2,800	2,173
5.049% due 10/25/2046 ^		10,420	9,907
Countrywide Asset-Backed Certificates Trust
0.902% due 05/25/2036		7,000	5,006
First Franklin Mortgage Loan Trust
0.912% due 09/25/2035		841	823

Goldentree Loan Opportunities Ltd.
1.615% due 04/17/2022		9,802	9,803
GSAMP Trust
0.492% due 12/25/2036		26	14
Hillmark Funding Ltd.
0.628% due 05/21/2021		431	423
Lockwood Grove CLO Ltd.
1.690% due 01/25/2024		1,900	1,893
MASTR Asset-Backed Securities Trust
0.472% due 01/25/2037		34	15
Merrill Lynch Mortgage Investors Trust
0.572% due 08/25/2037		9,153	5,577
Morgan Stanley ABS Capital, Inc. Trust
0.552% due 01/25/2037		15,354	8,611
0.637% due 03/25/2037		10,385	5,093
Residential Asset Securities Corp. Trust
0.902% due 01/25/2036		10,000	7,246
RMF Euro CDO PLC
0.278% due 09/11/2022	EUR	9	10
SG Mortgage Securities Trust
0.602% due 02/25/2036		$11,540	7,129
SLM Private Education Loan Trust
1.431% due 08/15/2023		1,168	1,169
3.581% due 05/16/2044		238	245
SLM Student Loan Trust
0.132% due 12/15/2023	EUR	650	684
Soundview Home Loan Trust
0.502% due 06/25/2037		$16	10
0.532% due 02/25/2037		8,637	3,666
Venture CDO Ltd.
0.540% due 07/22/2021		367	361
Wells Fargo Home Equity Asset-Backed Securities Trust
1.012% due 11/25/2035		1,000	921

Total Asset-Backed Securities (Cost $84,172)			85,233

SOVEREIGN ISSUES 7.3%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2016 (c)	BRL	35,900	8,775
0.000% due 07/01/2016 (c)		18,000	4,245
0.000% due 10/01/2016 (c)		95,640	21,683
0.000% due 01/01/2017 (c)		2,680	585
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		15,300	3,088
10.000% due 01/01/2025		112,100	20,273
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,349
Korea Development Bank
3.250% due 09/20/2016		100	101
3.500% due 08/22/2017		300	308
Mexico Government International Bond
4.750% due 06/14/2018	MXN	24,300	1,419
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,773
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	390,000	2,920
4.750% due 04/17/2019	EUR	1,700	1,700
Slovenia Government International Bond
4.125% due 02/18/2019		$800	843
5.250% due 02/18/2024		1,500	1,658
5.850% due 05/10/2023		600	685
Spain Government International Bond
1.600% due 04/30/2025	EUR	1,100	1,189
4.400% due 10/31/2023		4,800	6,374
5.150% due 10/31/2044		2,150	3,319

Total Sovereign Issues (Cost $100,254)			83,287

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		8,000	0

Total Convertible Preferred Securities (Cost $0)			0

SHORT-TERM INSTRUMENTS 11.2%
REPURCHASE AGREEMENTS (f) 0.0%			432

	PRINCIPAL AMOUNT (000s)
JAPAN TREASURY BILLS 10.3%
(0.049%) due 02/22/2016 - 03/07/2016 (b)	JPY	14,130,000	117,563

U.S. TREASURY BILLS 0.9%
0.460% due 01/07/2016 - 06/30/2016 (b)(g)(k)		$9,831	9,813

Total Short-Term Instruments (Cost $125,151)			127,808

Total Investments in Securities (Cost $1,249,816)			1,228,400

	SHARES
INVESTMENTS IN AFFILIATES 2.5%
SHORT-TERM INSTRUMENTS 2.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short-Term Floating NAV Portfolio III		2,940,949	29,039

Total Short-Term Instruments (Cost $29,138)			29,039

Total Investments in Affiliates (Cost $29,138)			29,039

Total Investments 110.2% (Cost $1,278,954)			$1,257,439
Financial Derivative Instruments (h)(j) (2.6%) (Cost or Premiums, net $(4,737))			(30,054)
Other Assets and Liabilities, net (7.6%)			(86,029)

Net Assets 100.0%			$1,141,356

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$432	Fannie Mae 2.170% due 10/17/2022	$(443)	$432	$432

Total Repurchase Agreements						$(443)	$432	$432

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
SGY	(0.200%)	12/31/2015	01/05/2016	$(1,300)	$(1,300)

Total Reverse Repurchase Agreements					$(1,300)

(2)	As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(5,249) at a weighted average interest rate of (0.359%).

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2046	$14,400	$(14,341)	$(14,396)
Fannie Mae, TBA	3.500	02/01/2046	47,300	(48,575)	(48,687)
Fannie Mae, TBA	4.000	01/01/2046	50,000	(52,907)	(52,899)
Fannie Mae, TBA	4.000	02/01/2046	69,500	(73,338)	(73,395)

Total Short Sales				$(189,161)	$(189,377)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $1,358 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$113.000	02/19/2016	100	$1	$2

Total Purchased Options				$1	$2

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,489	$(824)	$0	$(56)
90-Day Eurodollar June Futures	Short	06/2016	26	(13)	0	(1)
90-Day Eurodollar March Futures	Short	03/2016	226	(96)	0	(6)
90-Day Eurodollar September Futures	Short	09/2016	4	(2)	0	0
Australia Government 10-Year Bond March Futures	Long	03/2016	13	5	0	(12)
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	223	69	0	0
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	186	52	0	0
Euro-Bobl March Futures	Long	03/2016	270	41	12	0
Euro-BTP Italy Government Bond March Futures	Long	03/2016	91	(124)	65	0
Euro-Bund 10-Year Bond March Futures	Long	03/2016	296	(427)	13	0
Mini MSCI EAFE Index March Futures	Long	03/2016	193	299	0	(217)
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	47	19	1	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	176	68	6	0
U.S. Treasury 2-Year Note March Futures	Short	03/2016	117	36	0	(5)
U.S. Treasury 5-Year Note March Futures	Long	03/2016	515	(219)	72	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	302	174	0	(90)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	101	79	101	0
United Kingdom Long Gilt March Futures	Short	03/2016	50	17	54	(24)
Total Futures Contracts				$(846)	$324	$(411)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$25,245	$994	$(9)	$25	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	62,200	869	(294)	103	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	27,300	189	(92)	4	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	51,100	343	(51)	7	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	29,400	172	(121)	4	0

				$2,567	$(567)	$143	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017		$863,800	$(198)	$(260)	$0	$(132)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		611,700	(6,602)	2,468	0	(288)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		91,300	1,240	(570)	142	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		223,200	(4,647)	(4,043)	0	(669)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		34,900	(346)	148	0	(122)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		70,450	(1,423)	1,341	0	(596)
Receive	6-Month EUR-EURIBOR	1.000	03/16/2026	EUR	2,950	13	7	2	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,100	(84)	3	8	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		14,200	(422)	81	43	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		13,100	65	(124)	68	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		3,200	(94)	170	35	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	14,200	10	(18)	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		1,800	1	(1)	0	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		33,000	43	(29)	2	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020		12,100	(3)	8	1	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		76,800	(18)	(40)	7	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		31,000	(8)	(17)	3	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		32,800	(17)	(18)	3	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		25,500	(26)	(19)	2	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		100	0	0	0	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		32,200	13	12	2	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		38,300	1	(22)	9	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		23,100	(28)	(11)	4	0

						$(12,530)	$(934)	$331	$(1,807)

Total Swap Agreements						$(9,963)	$(1,501)	$474	$(1,807)

(i)	Securities with an aggregate market value of $29,818 and cash of $4,154 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	7,500		$1,881	$0	$(15)
	01/2016	GBP	543		817	17	0
	01/2016		$1,921	BRL	7,500	0	(25)
	01/2016		660	KRW	748,440	0	(23)
	02/2016		1,862	BRL	7,500	16	0
	03/2016	JPY	3,930,000		$32,063	0	(675)
	05/2016	BRL	32,419		9,244	1,368	0
	06/2016	EUR	13,640		18,675	3,782	0
	06/2016		$14,953	EUR	13,640	93	(153)
BPS	01/2016	DKK	8,800		$1,369	88	0
	01/2016		$660	KRW	748,308	0	(24)
	02/2016	JPY	2,870,000		$23,426	0	(475)
	03/2016		1,220,000		9,948	0	(215)
	04/2016	BRL	35,900		10,042	1,239	0
	08/2016	CNH	33,085		5,000	83	0
	10/2016	BRL	19,700		4,729	182	0
BRC	01/2016		6,300		1,613	21	0
	01/2016		$1,583	BRL	6,300	9	0
	01/2016		2,810	KRW	3,185,978	0	(101)
	06/2016	EUR	2,579		$3,546	729	0
CBK	01/2016	BRL	1,700		435	6	0
	01/2016		$428	BRL	1,700	2	0
	01/2016		8,713	EUR	8,222	222	0
	01/2016		3,327	JPY	410,200	86	0
	02/2016	AUD	3,380		$2,470	11	0
	02/2016	JPY	1,670,000		13,608	0	(302)
	02/2016		$16,408	AUD	23,356	581	0
	07/2016	BRL	16,034		$4,170	351	0
	10/2016		31,280		7,647	427	0
DUB	01/2016		52,520		14,420	1,145	0
	01/2016	DKK	20,605		3,180	180	0
	01/2016		$13,735	BRL	52,520	0	(460)
	01/2016		12,163	KRW	13,829,582	0	(402)
	02/2016		6,398	BRL	25,319	0	(61)
	06/2016	EUR	1,596		$2,131	393	(4)
	06/2016		$2,157	EUR	1,596	0	(415)
	01/2017	BRL	2,680		$635	32	0
GLM	01/2016		6,700		1,716	22	0
	01/2016	DKK	6,243		969	60	0
	01/2016	JPY	5,544,815		45,394	0	(738)
	01/2016		$1,687	BRL	6,700	6	0
	01/2016		1,598	KRW	1,810,781	0	(58)
	03/2016	MXN	32,730		$1,909	19	0
	07/2016	BRL	47,790		13,336	1,953	0
	10/2016		10,670		2,618	155	0
HUS	01/2016	CNH	143,382		22,076	331	0
	01/2016	EUR	45,046		48,004	0	(949)
	01/2016		$660	KRW	748,329	0	(24)
	02/2016	HKD	4,527		$584	0	0
	08/2016	CNH	49,712		7,515	126	0
	01/2021	BRL	1,400		216	13	0
JPM	01/2016	KRW	25,974,661		22,084	0	(6)
	01/2016		$1,142	DKK	7,758	0	(12)
	01/2016		2,468	EUR	2,278	8	0
	01/2016		6,767	JPY	831,300	150	0
	01/2016		688	KRW	778,816	0	(26)
	02/2016	JPY	1,240,000		$10,114	0	(212)
	02/2016	SEK	4,805		554	0	(16)
	02/2016		$615	CHF	617	2	0
	02/2016		1,023	EUR	934	0	(7)
	02/2016		4,261	GBP	2,862	0	(42)
	02/2016		31,696	JPY	3,900,390	780	0
	03/2016		106	MXN	1,804	0	(1)
	04/2016	DKK	7,758		$1,145	12	0
	05/2016	BRL	44,307		12,569	1,805	0
	10/2016		26,900		6,393	183	0
MSB	01/2016		12,466		3,193	42	0
	01/2016	GBP	6,575		9,913	220	0
	01/2016		$3,194	BRL	12,466	2	(45)
	01/2016		35,541	JPY	4,303,315	262	0
	01/2016		805	KRW	912,468	0	(29)
	02/2016	JPY	7,503,315		$61,615	0	(858)
	05/2016	BRL	10,886		3,090	445	0
	05/2016	ZAR	1,161		80	7	0
	06/2016	EUR	3,621		4,980	1,027	0
	06/2016		$3,939	EUR	3,621	14	0
	10/2016	BRL	7,090		$1,737	100	0
NAB	06/2016	EUR	7,878		10,817	2,214	0
	06/2016		$4,226	EUR	3,899	33	0
	07/2016	EUR	7,277		$9,872	1,914	0
	07/2016		$7,999	EUR	7,277	0	(42)
NGF	01/2016		2,810	KRW	3,187,243	0	(99)
SCX	02/2016	AUD	20,790		$14,924	0	(198)
	02/2016	TWD	308,387		9,483	138	0
	08/2016	CNH	24,487		3,700	60	0
	10/2016		359,390		54,877	1,694	0
SOG	08/2016		9,257		1,400	24	0
UAG	01/2016	DKK	7,610		1,116	8	0
	01/2016		$37,735	EUR	34,546	0	(192)
	01/2016		1,112	GBP	738	0	(24)
	02/2016	EUR	34,546		$37,761	192	0
	08/2016	CNH	7,172		1,085	19	0

Total Forward Foreign Currency Contracts						$25,103	$(6,928)

Purchased Options:

Foreign Currency Barrier Options

Counterparty	Description	Barrier Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD D&O @ 1.100	$1.045	04/21/2016	EUR	22,200	$36	$73

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.050	01/08/2016	EUR	8,000	$77	$0
BPS	Put - OTC EUR versus USD		1.040	01/04/2016		16,624	122	0
	Put - OTC EUR versus USD		1.050	01/08/2016		7,900	78	0
	Put - OTC USD versus CNH	CNH	6.434	08/17/2016		$5,000	32	26
BRC	Call - OTC USD versus CNH		6.500	02/02/2016		355	8	6
	Call - OTC USD versus CNH		7.500	02/02/2016		355	2	0
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		7,400	42	41
	Put - OTC USD versus CNH		6.442	08/17/2016		4,900	26	27
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		7,186	194	219
	Call - OTC USD versus CNH		7.400	02/02/2016		7,186	43	1
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		1,400	8	8
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		6,832	144	119
	Call - OTC USD versus CNH		7.500	02/02/2016		6,832	37	0

							$813	$447

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$47,000	$90	$9
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	21,900	1,092	460
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	16,800	838	377
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	8,600	236	99
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	106,200	117	0
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	198,600	467	2
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	193,300	502	6
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	114,800	831	442

							$4,173	$1,395

Total Purchased Options							$5,022	$1,915

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$4,400	$(8)	$(4)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	14,500	(26)	(12)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	6,300	(11)	(10)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	2,100	(4)	(2)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	11,000	(6)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	11,000	(21)	(17)

						$(76)	$(45)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.103	01/08/2016	EUR	8,000	$(77)	$(6)
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$8,100	(444)	(594)
BPS	Put - OTC EUR versus USD		$1.010	01/04/2016	EUR	24,936	(57)	0
	Call - OTC EUR versus USD		1.102	01/08/2016		7,900	(78)	(7)
	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		$5,000	(62)	(62)
BRC	Call - OTC USD versus CNH		7.000	02/02/2016		710	(7)	0
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		2,020	(260)	(220)
	Put - OTC USD versus BRL		5.000	10/19/2017		2,020	(301)	(270)
FBF	Put - OTC USD versus BRL		3.800	01/27/2016		11,600	(170)	(86)
	Call - OTC USD versus BRL		5.000	10/19/2017		6,043	(766)	(659)
	Put - OTC USD versus BRL		5.000	10/19/2017		6,043	(912)	(809)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	4,000	(262)	(391)
	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		$7,400	(88)	(95)
	Call - OTC USD versus CNH		6.975	08/17/2016		4,900	(57)	(62)
JPM	Call - OTC EUR versus USD		$1.130	03/04/2016	EUR	10,600	(85)	(43)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$4,173	(134)	(213)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		14,373	(151)	(14)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	3,900	(277)	(382)
	Call - OTC USD versus CNH	CNH	6.976	08/17/2016		$1,400	(16)	(18)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		13,663	(125)	(7)

							$(4,329)	$(3,938)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$(1)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	2,700	(24)	(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	300	(4)	0

						$(39)	$(2)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$3,400	$(7)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	10,000	(90)	(32)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	18,500	(338)	(89)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	22,300	(460)	(98)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	29,800	(518)	(127)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	8,600	(237)	(154)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	195,200	(410)	(5)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	193,300	(406)	(14)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	92,100	(1,579)	(356)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	23,000	(259)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	26,100	(830)	(482)

							$(5,134)	$(1,357)

Total Written Options							$(9,578)	$(5,342)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2016	2.151%		$12,500	$(145)	$10	$0	$(135)
	General Electric Capital Corp.	1.000	09/20/2016	0.117		3,000	(70)	90	20	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	2,400	(15)	12	0	(3)
BRC	General Electric Capital Corp.	1.000	06/20/2016	0.091		$2,700	40	(27)	13	0
	Indonesia Government International Bond	1.000	06/20/2016	0.727		700	(12)	13	1	0
CBK	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.168		1,200	(9)	17	8	0
	Brazil Government International Bond	1.000	06/20/2016	1.387		2,000	(6)	3	0	(3)
	Dell, Inc.	1.000	12/20/2019	3.761		3,000	(225)	(72)	0	(297)
	Indonesia Government International Bond	1.000	06/20/2016	0.727		100	(2)	2	0	0
	Mexico Government International Bond	1.000	06/20/2016	0.531		3,300	0	9	9	0
DUB	Mexico Government International Bond	1.000	06/20/2016	0.531		2,100	5	0	5	0
	Spain Government International Bond	1.000	06/20/2019	0.653		8,600	0	104	104	0
FBF	Brazil Government International Bond	1.000	06/20/2016	1.387		1,900	(3)	0	0	(3)
GST	General Electric Capital Corp.	1.000	03/20/2016	0.095		1,700	(29)	33	4	0
	Mexico Government International Bond	1.000	03/20/2016	0.481		5,000	(154)	162	8	0
	Spain Government International Bond	1.000	06/20/2019	0.653		4,000	2	47	49	0
HUS	Indonesia Government International Bond	1.000	06/20/2016	0.727		300	(5)	6	1	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		4,200	(10)	(12)	0	(22)
JPM	China Government International Bond	1.000	12/20/2019	0.873		19,000	156	(56)	100	0
	Indonesia Government International Bond	1.000	06/20/2016	0.727		100	(2)	2	0	0
	Spain Government International Bond	1.000	06/20/2019	0.653		4,700	(2)	59	57	0
MYC	Spain Government International Bond	1.000	06/20/2019	0.653		1,800	4	18	22	0

							$(482)	$420	$401	$(463)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$345	$(68)	$2	$0	$(66)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	80	(8)	72	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	80	(8)	72	0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	5,700	789	(101)	688	0
	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	97	0	1	1	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	193	0	2	2	0

					$881	$(112)	$835	$(66)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	33,500	$47	$(1,029)	$0	$(982)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		4,900	3	(138)	0	(135)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		17,800	47	(476)	0	(429)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	8,000	(9)	(15)	0	(24)
BPS	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	65,300	(21)	(152)	0	(173)
	Pay	1-Year BRL-CDI	11.160	01/04/2021		81,200	(155)	(2,962)	0	(3,117)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		57,100	12	(1,687)	0	(1,675)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		70,400	6	(1,802)	0	(1,796)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	7,900	(1)	(18)	0	(19)
BRC	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	12,500	(13)	(20)	0	(33)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	180	0	9	9	0
	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		380	(1)	4	3	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	52,900	(12)	(128)	0	(140)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		11,700	(2)	(280)	0	(282)
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	6,100	(1)	(78)	0	(79)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,806	(2)	17	15	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	800	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	12.360	01/02/2018		49,900	(679)	(126)	0	(805)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		40,400	(27)	(80)	0	(107)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		35,800	115	(1,299)	0	(1,184)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		7,400	1	(218)	0	(217)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		16,600	1	(424)	0	(423)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		22,600	24	(569)	0	(545)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	4	5	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	13,200	0	(35)	0	(35)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		5,600	23	(208)	0	(185)
	Pay	1-Year BRL-CDI	12.560	01/04/2021		24,200	(2)	(577)	0	(579)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		11,000	29	(294)	0	(265)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	3,190	0	31	31	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	49,400	0	(29)	0	(29)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		24,200	5	(69)	0	(64)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		32,700	20	(808)	0	(788)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	13,100	(42)	(19)	0	(61)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		18,600	(1)	(2)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		22,500	(2)	(293)	0	(295)
HUS	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	41,700	(2)	(22)	0	(24)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		16,100	59	(591)	0	(532)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		34,900	(71)	(953)	0	(1,024)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		39,900	60	(1,022)	0	(962)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	420	1	3	4	0
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		1,280	(2)	13	11	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	47,600	10	(136)	0	(126)

							$(581)	$(16,479)	$78	$(17,138)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/ Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	NDDUEAFE Index	4,669	3-Month USD-LIBOR plus a specified spread	01/15/2016	$22,973		$(443)	$0	$(443)
	Receive	NDDUEAFE Index	4,533	3-Month USD-LIBOR plus a specified spread	08/15/2016	21,742		134	134	0
DUB	Receive	NDDUEAFE Index	57,664	3-Month USD-LIBOR plus a specified spread	01/15/2016	290,925		(12,563)	0	(12,563)
	Receive	NDDUEAFE Index	53,095	3-Month USD-LIBOR plus a specified spread	01/22/2016	258,357		78	78	0
	Receive	NDDUEAFE Index	8,884	3-Month USD-LIBOR plus a specified spread	06/15/2016	47,961		(5,087)	0	(5,087)
	Receive	NDDUEAFE Index	5,509	3-Month USD-LIBOR plus a specified spread	06/30/2016	28,688		(2,097)	0	(2,097)
	Receive	NDDUEAFE Index	11,260	3-Month USD-LIBOR plus a specified spread	10/21/2016	55,599		(1,263)	0	(1,263)
	Receive	NDDUEAFE Index	86,961	3-Month USD-LIBOR plus a specified spread	11/15/2016	425,476		(5,790)	0	(5,790)

								$(27,031)	$212	$(27,243)

Total Swap Agreements							$(182)	$(43,202)	$1,526	$(44,910)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $33,015 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$6,079	$0	$6,079
Corporate Bonds & Notes
Banking & Finance	0	192,432	0	192,432
Industrials	0	64,239	0	64,239
Utilities	0	55,599	0	55,599
Municipal Bonds & Notes
Arizona	0	1,129	0	1,129
California	0	8,075	0	8,075
Illinois	0	1,147	0	1,147
Nebraska	0	119	0	119
New Jersey	0	1,376	0	1,376
New York	0	112	0	112
North Carolina	0	111	0	111
Ohio	0	93	0	93
Tennessee	0	128	0	128
U.S. Government Agencies	0	94,720	0	94,720
U.S. Treasury Obligations	0	434,124	0	434,124
Non-Agency Mortgage-Backed Securities	0	72,589	0	72,589
Asset-Backed Securities	0	85,233	0	85,233
Sovereign Issues	0	83,287	0	83,287
Short-Term Instruments
Repurchase Agreements	0	432	0	432
Japan Treasury Bills	0	117,563	0	117,563
U.S. Treasury Bills	0	9,813	0	9,813
	$0	$1,228,400	$0	$1,228,400

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	29,039	0	0	29,039

Total Investments	$29,039	$1,228,400	$0	$1,257,439

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(189,377)	$0	$(189,377)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	326	474	0	800
Over the counter	0	28,544	0	28,544
	$326	$29,018	$0	$29,344

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(411)	(1,807)	0	(2,218)
Over the counter	0	(57,180)	0	(57,180)

	$(411)	$(58,987)	$0	$(59,398)
Totals	$28,954	$1,009,054	$0	$1,038,008

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Short Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.3%
BANK LOAN OBLIGATIONS 1.3%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$1,900	$1,880
CCO Safari LLC
3.250% due 08/24/2021		1,700	1,689
Chrysler Group LLC
3.500% due 05/24/2017		8,073	8,059
Community Health Systems, Inc.
3.657% due 12/31/2018		2,173	2,145
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		1,350	1,347
HCA, Inc.
3.174% due 03/31/2017		12,311	12,310

Total Bank Loan Obligations (Cost $27,442)			27,430

CORPORATE BONDS & NOTES 40.6%
BANKING & FINANCE 27.9%
ABN AMRO Bank NV
4.750% due 07/28/2025		700	699
Ally Financial, Inc.
6.250% due 12/01/2017		3,000	3,154
American International Group, Inc.
4.125% due 02/15/2024		300	309
ASIF
3.000% due 02/17/2017	EUR	3,100	3,451
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (e)		$3,800	4,081
Banco del Estado de Chile
4.125% due 10/07/2020 (g)		13,000	13,435
Banco Santander Brasil S.A.
4.250% due 01/14/2016		2,000	1,998
Banco Santander Chile
1.915% due 01/19/2016		1,400	1,399
Bank of America Corp.
0.425% due 09/14/2018	EUR	16,500	17,698
0.692% due 08/15/2016		$4,500	4,479
1.003% due 08/25/2017		36,000	35,961
1.272% due 09/15/2026		20,900	18,021
3.875% due 03/22/2017		12,900	13,233
Bank of Montreal
1.950% due 01/30/2018		1,000	1,008
Bank One Capital
8.750% due 09/01/2030		325	467
Barclays Bank PLC
10.179% due 06/12/2021		18,300	23,747
14.000% due 06/15/2019 (e)	GBP	6,700	12,795
BBVA Bancomer S.A.
4.500% due 03/10/2016		$600	603
6.500% due 03/10/2021		3,300	3,514
6.750% due 09/30/2022		23,400	25,798
Bear Stearns Cos. LLC
0.768% due 11/21/2016		13,669	13,650
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		800	822
BPCE S.A.
1.570% due 04/25/2016		5,000	5,014
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,700	6,303
Caixa Economica Federal
4.250% due 05/13/2019		$300	267
Citigroup, Inc.
0.747% due 06/09/2016		35,500	35,399
5.950% due 05/15/2025 (e)		2,700	2,602
Credit Agricole S.A.
1.481% due 04/15/2016		15,000	15,032
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	242
Denali Borrower LLC
5.625% due 10/15/2020		2,000	2,100
Eksportfinans ASA
2.375% due 05/25/2016		22,310	22,340
Export-Import Bank of India
4.000% due 08/07/2017		10,000	10,264

Ford Motor Credit Co. LLC
0.982% due 09/08/2017		10,300	10,161
4.134% due 08/04/2025		10,200	10,189
General Motors Financial Co., Inc.
3.450% due 04/10/2022		26,100	25,086
4.750% due 08/15/2017		6,800	7,051
Goldman Sachs Group, Inc.
3.500% due 01/23/2025		1,800	1,774
3.750% due 05/22/2025		600	605
HBOS PLC
0.687% due 09/01/2016	EUR	100	109
1.152% due 09/06/2017		$900	896
HSBC Bank USA N.A.
6.000% due 08/09/2017		14,400	15,322
HSBC USA, Inc.
1.114% due 08/07/2018		1,800	1,800
International Lease Finance Corp.
7.125% due 09/01/2018		5,850	6,428
JPMorgan Chase & Co.
0.882% due 02/15/2017		22,900	22,891
1.063% due 05/30/2017	GBP	7,700	11,278
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		$6,627	7,088
KBC Bank NV
8.000% due 01/25/2023		800	874
LBG Capital PLC
7.625% due 12/09/2019	GBP	3,810	5,718
8.000% due 06/15/2020 (e)		$2,000	2,101
9.125% due 07/15/2020	GBP	3,223	4,849
Mizuho Bank Ltd.
1.053% due 09/25/2017		$800	795
Morgan Stanley
3.875% due 04/29/2024		2,900	2,962
4.000% due 07/23/2025		4,900	5,060
National City Bank
0.822% due 06/07/2017		700	696
Nationwide Building Society
3.900% due 07/21/2025		800	827
Navient Corp.
8.000% due 03/25/2020		10,700	10,598
8.450% due 06/15/2018		500	527
Nykredit Realkredit A/S
2.000% due 01/01/2016	DKK	11,400	1,660
2.000% due 04/01/2016		22,600	3,305
Rabobank Group
0.658% due 11/23/2016		$25,500	25,512
6.875% due 03/19/2020	EUR	4,100	5,313
11.000% due 06/30/2019 (e)		$10,690	13,237
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	103,800	15,116
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		$900	1,046
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (c)		215,704	45,298
UBS AG
5.125% due 05/15/2024		200	202
UBS Preferred Funding Trust
6.243% due 05/15/2016 (e)		14,800	14,874
Volkswagen Bank GmbH
0.306% due 11/27/2017	EUR	1,100	1,151
Wells Fargo & Co.
2.600% due 07/22/2020		$1,600	1,598

			583,882

INDUSTRIALS 4.4%
AbbVie, Inc.
1.800% due 05/14/2018		1,200	1,195
2.500% due 05/14/2020		700	694
3.200% due 11/06/2022		200	197
3.600% due 05/14/2025		400	396
4.500% due 05/14/2035		300	295
4.700% due 05/14/2045		400	393
Actavis Funding SCS
2.350% due 03/12/2018		3,400	3,406
3.000% due 03/12/2020		3,000	3,005
Braskem Finance Ltd.
5.750% due 04/15/2021		8,300	7,262
CCO Safari LLC
3.579% due 07/23/2020		500	498
4.464% due 07/23/2022		800	798
4.908% due 07/23/2025		1,600	1,601
6.384% due 10/23/2035		400	405
6.484% due 10/23/2045		700	702
6.834% due 10/23/2055		200	197

Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,400	2,508
CVS Health Corp.
1.900% due 07/20/2018		1,500	1,500
2.800% due 07/20/2020		500	503
3.500% due 07/20/2022		200	204
3.875% due 07/20/2025		1,800	1,841
4.875% due 07/20/2035		500	518
5.125% due 07/20/2045		800	846
CVS Pass-Through Trust
6.943% due 01/10/2030		1,012	1,159
General Mills, Inc.
0.624% due 01/29/2016		30,500	30,496
HCA, Inc.
3.750% due 03/15/2019		10,700	10,807
Kraft Heinz Foods Co.
1.600% due 06/30/2017		600	598
2.000% due 07/02/2018		700	698
2.800% due 07/02/2020		300	300
3.500% due 07/15/2022		200	202
3.950% due 07/15/2025		200	202
5.000% due 07/15/2035		100	103
5.200% due 07/15/2045		200	210
QUALCOMM, Inc.
4.650% due 05/20/2035		500	464
4.800% due 05/20/2045		600	534
Reynolds American, Inc.
2.300% due 06/12/2018		600	604
3.250% due 06/12/2020		400	407
4.000% due 06/12/2022		300	312
4.450% due 06/12/2025		1,400	1,468
UAL Pass-Through Trust
7.336% due 01/02/2021		1,073	1,147
UnitedHealth Group, Inc.
1.900% due 07/16/2018		2,700	2,710
4.625% due 07/15/2035		1,200	1,248
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		4,500	4,252
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		4,400	4,332

			91,217

UTILITIES 8.3%
AT&T, Inc.
0.741% due 02/12/2016		42,000	41,982
1.023% due 03/30/2017		16,600	16,562
3.400% due 05/15/2025		4,100	3,949
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		5,700	5,671
Majapahit Holding BV
8.000% due 08/07/2019		3,000	3,368
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		1,900	1,923
Petrobras Global Finance BV
1.990% due 05/20/2016		1,600	1,564
2.461% due 01/15/2019		5,900	4,499
2.750% due 01/15/2018	EUR	3,800	3,381
3.406% due 03/17/2020		$400	285
3.500% due 02/06/2017		200	188
4.375% due 05/20/2023		900	596
4.875% due 03/17/2020		500	376
5.375% due 01/27/2021		300	224
5.750% due 01/20/2020		4,800	3,780
5.875% due 03/01/2018		2,800	2,499
7.875% due 03/15/2019		4,200	3,727
Shell International Finance BV
0.572% due 11/15/2016		12,500	12,493
Sprint Communications, Inc.
8.375% due 08/15/2017		300	297
Telefonica Chile S.A.
3.875% due 10/12/2022		4,000	3,953
Verizon Communications, Inc.
2.042% due 09/15/2016		26,100	26,264
2.252% due 09/14/2018		13,800	14,140
2.500% due 09/15/2016		4,183	4,216
3.650% due 09/14/2018		13,650	14,286
5.150% due 09/15/2023		3,550	3,909

			174,132

Total Corporate Bonds & Notes (Cost $857,561)			849,231

MUNICIPAL BONDS & NOTES 1.2%
CALIFORNIA 0.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	963
6.918% due 04/01/2040	490	647
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	140
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,500	2,228
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	2,730	3,069
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	500	700
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,181
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	500	642
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	115

		9,685

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	400	465
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	900	952
7.750% due 01/01/2042	1,500	1,520

		2,937

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	50	50

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,200	1,651

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,500	3,172
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,183

		4,355

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,500	2,214

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010	100	128

6.731% due 07/01/2043
WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	3,600	4,410

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	260	225

Total Municipal Bonds & Notes (Cost $21,175)		25,655

U.S. GOVERNMENT AGENCIES 13.5%
Fannie Mae
0.772% due 07/25/2037 - 09/25/2042	502	504
0.802% due 07/25/2037	480	484
0.822% due 09/25/2035	772	774
0.832% due 09/25/2035	1,352	1,359
1.022% due 01/25/2051	1,493	1,510
1.142% due 06/25/2037	2,311	2,334
1.152% due 06/25/2040	2,969	3,010

1.827% due 09/01/2035	32	33
2.022% due 10/01/2034	3	3
2.122% due 11/01/2035	6	6
2.243% due 12/01/2033	3	3
2.373% due 03/01/2035	2	2
2.387% due 07/01/2035	22	23
2.455% due 12/01/2033	25	27
2.462% due 06/01/2035	46	48
2.522% due 06/01/2034	209	221
2.683% due 06/01/2035	63	68
2.870% due 09/01/2027	1,700	1,661
3.500% due 11/01/2020 - 02/01/2022	1,006	1,055
3.890% due 07/01/2021	2,539	2,722
4.000% due 01/01/2025 - 04/25/2041	40,239	42,124
4.500% due 02/01/2018 - 02/01/2044	45,304	48,975
5.000% due 11/01/2025 - 05/01/2042	46,030	50,822
5.500% due 11/01/2021 - 09/01/2041	34,383	38,454
6.000% due 12/01/2018 - 05/01/2041	24,058	27,212
Fannie Mae, TBA
4.500% due 01/01/2046	9,000	9,719
Freddie Mac
0.711% due 03/15/2037	2,425	2,429
1.031% due 08/15/2037	3,006	3,056
1.041% due 10/15/2037	585	590
1.051% due 05/15/2037 - 09/15/2037	3,398	3,440
2.443% due 06/01/2035	62	66
2.697% due 11/01/2034	33	35
5.000% due 05/01/2023 - 01/01/2039	5,991	6,556
5.500% due 08/15/2030 - 03/01/2039	1,032	1,151
6.000% due 08/01/2027 - 04/01/2038	593	670
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	21,788	24,088
6.000% due 07/15/2037 - 08/15/2037	58	66
Ginnie Mae, TBA
4.000% due 01/01/2046	6,000	6,364
Small Business Administration
4.430% due 05/01/2029	647	698
5.520% due 06/01/2024	3	3

Total U.S. Government Agencies (Cost $273,463)		282,365

U.S. TREASURY OBLIGATIONS 26.1%
U.S. Treasury Bonds
2.000% due 08/15/2025 (g)	14,000	13,651
2.125% due 05/15/2025 (g)(i)(k)	27,900	27,538
2.375% due 08/15/2024 (g)(i)(k)	27,400	27,688
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)(k)	22,422	21,726
0.250% due 01/15/2025 (i)	803	766
0.375% due 07/15/2023 (g)(i)	58,741	57,367
0.750% due 02/15/2045 (g)(k)	13,019	11,332
2.000% due 01/15/2026 (g)(k)	2,874	3,191
2.375% due 01/15/2025 (g)(i)	66,766	75,863
2.375% due 01/15/2027 (g)	35,960	41,548
U.S. Treasury Notes
0.375% due 01/15/2016 (i)	3,403	3,403
1.375% due 08/31/2020 (g)(i)(k)	38,000	37,405
1.875% due 08/31/2022 (g)	63,800	63,077
2.000% due 07/31/2022 (g)	94,100	93,867
2.250% due 11/15/2025 (g)	67,200	67,056

Total U.S. Treasury Obligations (Cost $557,456)		545,478

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.6%
American Home Mortgage Investment Trust
2.654% due 02/25/2045	12	12
Banc of America Commercial Mortgage Trust
5.558% due 06/10/2049	2,469	2,540
5.834% due 05/10/2045	107	107
Banc of America Funding Trust
2.512% due 06/25/2034	41	42
2.754% due 05/25/2035	14	14
Banc of America Mortgage Trust
2.791% due 05/25/2033	60	61
2.810% due 07/25/2035 ^	1,920	1,789
BCRR Trust
5.858% due 07/17/2040	348	351
Bear Stearns Adjustable Rate Mortgage Trust
2.813% due 11/25/2034	123	119
3.059% due 12/25/2035	61	62
3.226% due 11/25/2034	27	28
Bear Stearns ALT-A Trust
2.726% due 09/25/2035	25	21
Chase Mortgage Finance Trust
2.700% due 12/25/2035 ^	1,652	1,587
5.413% due 09/25/2036 ^	954	846
6.000% due 12/25/2036	395	354

Citigroup Mortgage Loan Trust, Inc.
2.660% due 05/25/2035		32	32
2.730% due 10/25/2035		19	19
Commercial Mortgage Trust
5.543% due 12/11/2049		3,800	3,882
Countrywide Alternative Loan Trust
0.612% due 09/25/2046 ^		4,355	3,824
0.702% due 02/25/2037		426	334
5.500% due 07/25/2035 ^		15	13
6.000% due 05/25/2037 ^		4,017	3,271
Countrywide Home Loan Mortgage Pass-Through Trust
2.593% due 02/20/2036 ^		22	20
2.646% due 11/25/2034		1,092	1,042
2.671% due 02/20/2035		127	126
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,841	3,929
5.383% due 02/15/2040		78	79
Deutsche ALT-A Securities, Inc.
0.752% due 02/25/2036		10,315	8,256
Four Times Square Trust Commercial Mortgage Pass-Through Certificates		6,900	7,632
5.401% due 12/13/2028
Granite Mortgages PLC
0.329% due 01/20/2044	EUR	24	26
0.962% due 01/20/2044	GBP	21	31
Greenwich Capital Commercial Funding Corp.
5.826% due 07/10/2038		$922	928
GSR Mortgage Loan Trust
2.806% due 09/25/2035		48	49
2.824% due 11/25/2035 ^		2,001	1,818
2.845% due 11/25/2035		53	51
6.000% due 02/25/2036 ^		16,695	14,165
6.000% due 07/25/2037 ^		4,612	4,215
HarborView Mortgage Loan Trust
0.572% due 12/19/2036 ^		679	508
0.622% due 05/19/2035		27	22
0.642% due 06/19/2035		4,646	4,149
0.642% due 12/19/2036 ^		7,338	5,143
4.007% due 06/19/2036 ^		2,722	1,868
Impac Secured Assets Trust
0.592% due 01/25/2037		9,342	8,067
IndyMac Mortgage Loan Trust
3.000% due 06/25/2036		7,353	6,028
JPMorgan Alternative Loan Trust
2.692% due 05/25/2036 ^		4,274	3,506
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		1,619	1,650
5.397% due 05/15/2045		1,692	1,710
5.439% due 01/15/2049		28,170	29,058
JPMorgan Mortgage Trust
2.534% due 07/25/2035		632	626
2.690% due 10/25/2036 ^		3,209	2,731
2.710% due 02/25/2035		10	10
5.750% due 01/25/2036 ^		83	73
5.803% due 10/25/2036		495	435
LB Commercial Mortgage Trust
5.853% due 07/15/2044		27,849	28,875
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		6,280	6,283
Leek Finance PLC
0.790% due 12/21/2038		5,175	5,420
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		5,552	5,339
MASTR Adjustable Rate Mortgages Trust
2.382% due 07/25/2035 ^		1,019	873
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.771% due 12/15/2030		113	108
0.811% due 06/15/2030		1	1
Merrill Lynch Mortgage Investors Trust
0.632% due 02/25/2036		80	75
0.672% due 11/25/2035		69	66
2.286% due 05/25/2033		65	63
2.790% due 09/25/2035 ^		2,593	2,354
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,401	1,435
5.485% due 03/12/2051		100	103
Morgan Stanley Capital Trust
5.610% due 04/15/2049		430	430
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^		129	110
Prime Mortgage Trust
6.000% due 06/25/2036 ^		1,523	1,358
Residential Accredit Loans, Inc. Trust
0.572% due 02/25/2037		3,849	3,119
0.607% due 08/25/2036		6,888	5,506
0.612% due 07/25/2036		6,627	5,210
0.612% due 09/25/2036		11,982	9,291

Structured Adjustable Rate Mortgage Loan Trust
1.657% due 01/25/2035		65	53
2.561% due 08/25/2034		96	95
2.586% due 02/25/2034		62	62
Structured Asset Mortgage Investments Trust
0.702% due 02/25/2036 ^		34	27
Thornburg Mortgage Securities Trust
2.084% due 06/25/2047 ^		3,752	3,356
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		100	103
5.749% due 07/15/2045		3,958	3,993
WaMu Mortgage Pass-Through Certificates Trust
1.457% due 11/25/2042		10	10
2.151% due 10/25/2046		285	257
4.294% due 02/25/2037 ^		1,195	1,109
Wells Fargo Mortgage-Backed Securities Trust
2.645% due 07/25/2036 ^		1,389	1,315
2.763% due 03/25/2036		91	91
2.823% due 01/25/2035		60	61
5.601% due 12/25/2036		2,658	2,543
6.000% due 04/25/2037 ^		5,705	5,635

Total Non-Agency Mortgage-Backed Securities (Cost $219,407)			221,988

ASSET-BACKED SECURITIES 6.5%
Accredited Mortgage Loan Trust
0.552% due 02/25/2037		4,661	4,476
0.690% due 09/25/2035		6,000	5,578
ACE Securities Corp. Home Equity Loan Trust
0.482% due 10/25/2036		25	14
Asset-Backed Securities Corp. Home Equity Loan Trust
0.972% due 09/25/2034		1	1
1.062% due 07/25/2035		2,000	1,832
Bear Stearns Asset-Backed Securities Trust
0.582% due 08/25/2036		4,148	3,642
0.662% due 06/25/2047		7,000	6,021
Citigroup Mortgage Loan Trust, Inc.
0.622% due 05/25/2037		9,731	7,063
1.322% due 09/25/2035 ^		3,600	2,176
Cornerstone CLO Ltd.
0.541% due 07/15/2021		5,473	5,433
Countrywide Asset-Backed Certificates
0.602% due 06/25/2047		3,331	3,053
0.672% due 04/25/2036		733	732
0.701% due 12/25/2031 ^		3	2
Elm CLO Ltd.
1.715% due 01/17/2023		5,391	5,407
First Franklin Mortgage Loan Trust
0.562% due 09/25/2036		6,541	6,216
0.912% due 09/25/2035		673	658
GSAMP Trust
0.472% due 12/25/2046		4,702	2,575
Long Beach Mortgage Loan Trust
0.642% due 02/25/2036		13,879	11,332
0.982% due 10/25/2034		9	9
Massachusetts Educational Financing Authority
1.270% due 04/25/2038		1,039	1,034
MASTR Asset-Backed Securities Trust
0.632% due 05/25/2037		11,000	8,176
0.712% due 12/25/2035		4,443	3,983
Morgan Stanley ABS Capital, Inc. Trust
0.512% due 01/25/2037		4,480	2,498
0.552% due 02/25/2037		4,374	3,229
0.582% due 09/25/2036		17,919	9,966
Morgan Stanley Home Equity Loan Trust
0.522% due 12/25/2036		6,654	3,767
Option One Mortgage Loan Trust
0.562% due 01/25/2037		4,260	2,466
Penta CLO S.A.
0.172% due 06/04/2024	EUR	367	395
Residential Asset Securities Corp. Trust
0.572% due 08/25/2036		$8,971	8,487
Securitized Asset-Backed Receivables LLC Trust
0.502% due 08/25/2036		2,894	1,206
1.382% due 01/25/2036 ^		2,892	2,404
SLM Private Education Loan Trust
3.581% due 05/16/2044		808	835
SLM Student Loan Trust
0.132% due 12/15/2023	EUR	5,691	5,982
0.820% due 10/25/2017		$468	467
Structured Asset Securities Corp. Mortgage Loan Trust
0.592% due 12/25/2036		1,779	1,579
0.742% due 05/25/2037		5,640	5,183

Symphony CLO LP
1.617% due 04/16/2022		7,912	7,878
Wells Fargo Home Equity Asset-Backed Securities Trust
1.012% due 11/25/2035		1,000	921

Total Asset-Backed Securities (Cost $129,696)			136,676

SOVEREIGN ISSUES 7.4%
Athens Urban Transportation Organisation	EUR	200	203
4.851% due 09/19/2016
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		600	613
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2016 (c)	BRL	114,800	28,060
0.000% due 07/01/2016 (c)		9,700	2,287
0.000% due 10/01/2016 (c)		146,460	33,204
0.000% due 01/01/2017 (c)		6,310	1,378
Export-Import Bank of Korea
4.000% due 01/29/2021		$17,700	18,895
Italy Buoni Poliennali Del Tesoro
1.500% due 06/01/2025	EUR	300	326
4.000% due 02/01/2037		750	1,017
Korea Development Bank
3.250% due 09/20/2016		$1,200	1,216
Mexico Government International Bond
3.500% due 12/14/2017 (d)	MXN	123,827	7,407
4.000% due 11/15/2040 (d)		2,692	158
5.000% due 06/16/2016 (d)		5,976	355
Province of Ontario
1.000% due 07/22/2016		$100	100
1.650% due 09/27/2019		2,000	1,977
4.000% due 10/07/2019		300	322
Qatar Government International Bond
5.250% due 01/20/2020		11,420	12,655
Republic of Greece Government International Bond
3.000% due 02/24/2028	EUR	1,600	1,154
3.000% due 02/24/2036		600	377
4.500% due 11/08/2016	JPY	1,010,000	7,983
4.500% due 07/03/2017		400,000	3,062
4.750% due 04/17/2019	EUR	6,200	6,200
Slovenia Government International Bond
5.250% due 02/18/2024		$6,500	7,187
Spain Government International Bond
1.600% due 04/30/2025	EUR	9,350	10,108
5.150% due 10/31/2044		5,900	9,109

Total Sovereign Issues (Cost $165,336)			155,353

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Wells Fargo & Co.
7.500% (e)		9,550	11,063

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		24,000	0

Total Convertible Preferred Securities (Cost $11,808)			11,063

PREFERRED SECURITIES 1.3%
BANKING & FINANCE 1.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		1,100	1,358
GMAC Capital Trust
8.125% due 02/15/2040		1,019,800	25,862

Total Preferred Securities (Cost $27,989)			27,220

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.3%
CERTIFICATES OF DEPOSIT 1.2%
Intesa Sanpaolo SpA
1.701% due 04/11/2016		$25,300	25,321

REPURCHASE AGREEMENTS (f) 0.0%			838

JAPAN TREASURY BILLS 8.3%
(0.069%) due 02/22/2016 - 03/07/2016 (b)	JPY	20,820,000	173,225

U.S. TREASURY BILLS 0.8%
0.276% due 01/07/2016 - 06/30/2016 (b)(g)(k)		$16,980	16,965

Total Short-Term Instruments (Cost $212,197)			216,349

Total Investments in Securities (Cost $2,503,530)			2,498,808

	SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III		2,807,475	27,721

Total Short-Term Instruments (Cost $27,721)			27,721

Total Investments in Affiliates (Cost $27,721)			27,721

Total Investments 120.6% (Cost $2,531,251)			$2,526,529
Financial Derivative Instruments (h)(j) 2.0% (Cost or Premiums, net $(14,940))			41,696
Other Assets and Liabilities, net (22.6%)			(473,417)

Net Assets 100.0%			$2,094,808

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$838	Fannie Mae 2.170% due 10/17/2022	$(856)	$838	$838

Total Repurchase Agreements						$(856)	$838	$838

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.450%	11/27/2015	02/05/2016	$(2,418)	$(2,419)
BOS	0.220	10/22/2015	01/15/2016	(5,815)	(5,817)
	0.650	11/24/2015	01/25/2016	(4,510)	(4,514)
BSN	0.340	10/13/2015	01/13/2016	(5,902)	(5,906)
	0.450	11/05/2015	01/06/2016	(2,500)	(2,502)
	0.450	12/30/2015	01/12/2016	(2,358)	(2,358)
GRE	0.500	12/28/2015	01/04/2016	(23,789)	(23,791)
	0.580	12/30/2015	01/19/2016	(12,919)	(12,920)
IND	0.470	11/24/2015	01/25/2016	(7,252)	(7,256)
	0.510	12/02/2015	01/13/2016	(24,022)	(24,033)
	0.550	12/04/2015	01/15/2016	(14,187)	(14,194)
JML	0.250	12/21/2015	01/07/2016	(4,213)	(4,213)
JPS	0.400	12/10/2015	01/11/2016	(3,011)	(3,012)
SCX	0.370	10/09/2015	01/08/2016	(6,120)	(6,126)
	0.400	12/10/2015	01/19/2016	(897)	(897)
	0.410	10/22/2015	01/22/2016	(2,481)	(2,484)
	0.410	12/11/2015	01/20/2016	(10,687)	(10,690)
	0.440	11/23/2015	01/21/2016	(7,870)	(7,874)
	0.440	11/27/2015	01/22/2016	(3,425)	(3,427)
	0.470	11/09/2015	02/09/2016	(31,539)	(31,562)
	0.550	11/16/2015	02/16/2016	(2,613)	(2,615)
	0.560	11/19/2015	01/19/2016	(45,728)	(45,760)
	0.560	11/24/2015	01/19/2016	(1,293)	(1,294)
	0.560	12/31/2015	01/19/2016	(29,850)	(29,852)
	0.570	11/20/2015	01/21/2016	(30,212)	(30,233)
	0.590	11/25/2015	01/25/2016	(2,720)	(2,722)
SGY	0.250	12/30/2015	01/13/2016	(37,547)	(37,548)

Total Reverse Repurchase Agreements					$(326,019)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.749%	12/03/2015	01/14/2016	$(95,749)	$(95,823)
	0.759	12/01/2015	01/04/2016	(11,467)	(11,476)
	0.759	12/04/2015	01/15/2016	(5,677)	(5,685)
NOM	0.250	12/09/2015	01/11/2016	(3,009)	(3,012)

Total Sale-Buyback Transactions					$(115,996)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(199,101) at a weighted average interest rate of 0.300%.
(3)	Payable for sale-buyback transactions includes $(5) of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2046	$49,300	$(49,310)	$(49,287)
Fannie Mae, TBA	3.500	02/01/2046	29,800	(30,653)	(30,674)
Fannie Mae, TBA	4.000	02/01/2046	292,000	(308,096)	(308,362)
Fannie Mae, TBA	4.500	01/01/2046	16,000	(17,255)	(17,278)
Fannie Mae, TBA	4.500	02/01/2046	10,000	(10,760)	(10,782)

Total Short Sales				$(416,074)	$(416,383)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $440,478 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March Futures	$112.000	02/19/2016	1,450	$23	$24
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/19/2016	3,197	27	24
Call - CBOT U.S. Treasury 10-Year Note March Futures	145.000	02/19/2016	1,100	9	17

				$59	$65

Total Purchased Options				$59	$65

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	4,308	$(3,151)	$0	$(162)
90-Day Eurodollar June Futures	Short	06/2016	84	(41)	0	(2)
90-Day Eurodollar March Futures	Short	03/2016	729	(308)	0	(18)
90-Day Eurodollar September Futures	Short	09/2016	12	(6)	0	0
Australia Government 10-Year Bond March Futures	Long	03/2016	34	12	0	(32)
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	448	139	0	0
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	377	106	0	0
E-mini S&P 500 Index March Futures	Short	03/2016	927	233	576	(15)
Euro-Bobl March Futures	Long	03/2016	542	83	24	0
Euro-BTP Italy Government Bond March Futures	Long	03/2016	211	(287)	151	0
Euro-Bund 10-Year Bond March Futures	Long	03/2016	399	(391)	17	0
Put Options Strike @ EUR 125.250 on Euro-Bobl 10-Year Bond March Futures	Long	02/2016	94	0	0	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	94	38	1	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	354	136	12	0
U.S. Treasury 2-Year Note March Futures	Short	03/2016	990	308	0	(47)
U.S. Treasury 5-Year Note March Futures	Long	03/2016	4,545	(1,824)	639	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	1,126	650	0	(334)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	719	402	719	0
United Kingdom Long Gilt March Futures	Long	03/2016	95	(25)	46	(104)

Total Futures Contracts				$(3,926)	$2,185	$(714)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$145,600	$2,033	$32	$241	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017		$2,187,100	$(501)	$(652)	$0	$(334)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,006,900	(10,857)	(6,343)	0	(482)
Receive	3-Month USD-LIBOR	1.934	09/01/2022		75,900	(457)	(457)	0	(168)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		204,600	(4,134)	(1,825)	0	(567)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		105,400	(1,044)	447	0	(369)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		143,250	(2,894)	(2,311)	0	(1,212)
Pay	6-Month EUR-EURIBOR	1.000	03/16/2026	EUR	6,670	(30)	(102)	0	(5)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	22,000	(363)	(64)	34	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		44,700	(1,329)	103	134	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		33,500	167	(318)	175	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		6,600	(193)	194	72	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	12,800	9	(5)	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		663,000	517	(41)	35	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		97,000	125	(26)	5	0
Pay	28-Day MXN-TIIE	5.000	06/11/2018		21,000	12	(4)	2	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		112,100	(29)	2	10	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		3,600	(4)	0	0	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		167,400	50	89	20	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		52,000	20	20	3	0

						$(20,935)	$(11,293)	$490	$(3,137)

Total Swap Agreements						$(18,902)	$(11,261)	$731	$(3,137)

(i)	Securities with an aggregate market value of $61,126 and cash of $2,789 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	312,231		$78,293	$0	$(628)
	01/2016	GBP	1,200		1,806	37	0
	01/2016	JPY	14,976,000		122,054	0	(2,544)
	01/2016		$79,961	BRL	312,231	0	(1,040)
	01/2016		7,850	CAD	10,902	29	0
	01/2016		2,177	GBP	1,435	0	(62)
	02/2016	CAD	10,902		$7,851	0	(29)
	02/2016		$77,498	BRL	312,231	647	0
	02/2016		879	TWD	28,897	0	(3)
	03/2016	JPY	10,145,000		$82,769	0	(1,742)
	05/2016	BRL	63,871		18,212	2,696	0
	05/2016	ZAR	5,170		350	23	0
	06/2016	EUR	64,417		88,195	17,862	0
	06/2016		$70,615	EUR	64,417	440	(722)
BPS	01/2016	BRL	13,370		$3,424	45	0
	01/2016	DKK	29,175		4,539	291	0
	01/2016		$3,424	BRL	13,370	0	(44)
	01/2016		30,631	CNH	198,826	0	(478)
	02/2016		1,357	BRL	5,307	0	(29)
	02/2016		1,013	TWD	33,328	0	(3)
	03/2016	JPY	3,155,000		$25,727	0	(555)
	04/2016	BRL	114,800		32,112	3,962	0
	08/2016	CNH	85,359		12,900	214	0
	10/2016	BRL	13,500		3,211	95	0
BRC	01/2016		19,300		4,943	64	0
	01/2016		$4,850	BRL	19,300	28	0
	01/2016		5,140	KRW	5,827,732	0	(184)
	03/2016		438	MXN	7,563	0	(1)
	06/2016	EUR	12,114		$16,657	3,426	0
CBK	01/2016	BRL	5,100		1,306	17	0
	01/2016	EUR	844		919	1	0
	01/2016		$1,284	BRL	5,100	6	0
	01/2016		1,350	CNH	8,907	1	0
	01/2016		21,328	EUR	20,069	491	(9)
	01/2016		4,111	JPY	506,900	106	0
	02/2016	AUD	10,422		$7,616	35	0
	02/2016	JPY	4,320,000		35,201	0	(781)
	02/2016		$39,348	AUD	56,012	1,393	0
	02/2016		720	INR	48,682	10	0
	03/2016		5,155	MXN	89,882	35	0
	07/2016	BRL	8,640		$2,247	189	0
	10/2016		47,470		11,827	869	0
DUB	01/2016		102,735		29,338	3,370	0
	01/2016	DKK	68,676		10,600	599	0
	01/2016	GBP	37,669		56,786	1,255	0
	01/2016		$27,200	BRL	102,735	0	(1,232)
	02/2016	EUR	16,650		$22,406	4,299	0
	06/2016		8,010		10,567	1,852	(30)
	06/2016		$10,826	EUR	8,010	0	(2,081)
	01/2017	BRL	6,310		$1,496	76	0
FBF	01/2016		5,111		1,309	17	0
	01/2016		$1,337	BRL	5,111	0	(45)
	01/2016		19,504	KRW	22,172,171	0	(649)
GLM	01/2016	BRL	20,500		$5,319	137	0
	01/2016	DKK	20,161		3,129	193	0
	01/2016		$5,162	BRL	20,500	19	0
	07/2016	BRL	94,155		$26,275	3,848	0
	10/2016		25,640		6,290	372	0
HUS	01/2016	EUR	63,277		67,433	0	(1,334)
	01/2016	INR	48,468		722	0	(9)
	01/2016		$10,265	CNH	65,604	0	(316)
	02/2016	HKD	3,946		$509	0	0
	08/2016	CNH	129,317		19,549	329	0
	10/2016		231,658		35,430	1,149	0
	10/2016		$8,581	CNH	58,027	6	0
	01/2021	BRL	3,570		$550	33	0
JPM	01/2016		878		225	3	0
	01/2016	CAD	10,902		8,182	303	0
	01/2016	EUR	1,742		1,905	12	0
	01/2016	KRW	65,658,304		55,822	0	(14)
	01/2016		$225	BRL	878	0	(3)
	01/2016		3,541	DKK	24,060	0	(37)
	01/2016		1,719	EUR	1,587	6	0
	01/2016		14,321	JPY	1,759,300	317	0
	01/2016		20,905	KRW	23,726,665	0	(728)
	02/2016	JPY	3,200,000		$26,102	0	(548)
	02/2016	SEK	965		111	0	(3)
	02/2016		$16,517	GBP	11,097	0	(156)
	02/2016		92,503	JPY	11,382,908	2,275	0
	03/2016		125	MXN	2,141	0	(2)
	04/2016	DKK	24,060		$3,551	37	0
	05/2016	BRL	87,292		24,764	3,557	0
	10/2016		42,740		10,243	377	0
MSB	01/2016		237,889		60,922	792	0
	01/2016		$62,644	BRL	237,889	6	(2,520)
	01/2016		54,141	GBP	36,570	0	(230)
	01/2016		104,970	JPY	12,709,800	773	0
	02/2016	GBP	36,570		$54,145	229	0
	02/2016	JPY	12,709,800		105,031	0	(774)
	02/2016		$7,834	CAD	10,403	0	(315)
	05/2016	BRL	21,447		$6,087	877	0
	06/2016	EUR	17,011		23,396	4,824	0
	06/2016		$18,505	EUR	17,011	67	0
	10/2016	BRL	17,110		$4,192	242	0
NAB	06/2016	EUR	37,010		50,818	10,402	0
	06/2016		$19,854	EUR	18,317	153	0
	07/2016	EUR	37,600		$51,008	9,891	0
	07/2016		$41,333	EUR	37,600	0	(215)
NGF	01/2016		5,140	KRW	5,830,045	0	(182)
	03/2016	MXN	248,372		$14,248	0	(93)
SCX	01/2016	CNH	429,904		65,487	290	0
	02/2016	AUD	45,397		32,587	0	(433)
	08/2016	CNH	63,202		9,550	156	0
	10/2016		512,384		78,413	2,590	0
SOG	01/2016		$7,108	KRW	8,183,085	0	(149)
	08/2016	CNH	22,481		$3,400	59	0
UAG	01/2016	DKK	23,565		3,456	24	0
	01/2016		$50,451	EUR	46,312	119	(240)
	01/2016		1,305	GBP	864	0	(32)
	02/2016	EUR	41,347		$45,195	230	0
	02/2016	TWD	776,820		23,876	335	0
	08/2016	CNH	18,515		2,801	49	0

Total Forward Foreign Currency Contracts						$89,561	$(21,224)

Purchased Options:

Foreign Currency Barrier Options

Counterparty	Description	Barrier Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD D&O @ 1.100	$1.045	04/21/2016	EUR	47,300	$77	$156

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.050	01/08/2016	EUR	16,500	$159	$1
BPS	Put - OTC EUR versus USD		1.040	01/04/2016		34,885	257	0
	Put - OTC EUR versus USD		1.050	01/08/2016		16,400	162	1
	Put - OTC USD versus CNH	CNH	6.434	08/17/2016		$12,900	83	67
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		19,100	109	105
	Put - OTC USD versus CNH		6.442	08/17/2016		12,800	67	70
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		24,444	661	747
	Call - OTC USD versus CNH		7.400	02/02/2016		24,444	145	2
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		3,400	18	19
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		24,444	514	425
	Call - OTC USD versus CNH		7.500	02/02/2016		24,444	134	1

							$2,309	$1,438

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$118,900	$228	$23
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	81,400	4,058	1,712
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	60,500	3,020	1,356
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	22,100	606	255
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	191,600	211	0
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	647,800	1,522	6
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	638,800	1,661	20
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	302,700	2,190	1,164

							$13,496	$4,536

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC Fannie Mae 3.500% due 02/01/2046	$123.000	02/04/2016	$5,000	$0	$0
	Call - OTC Fannie Mae 4.000% due 02/01/2046	122.000	02/04/2016	250,000	10	0
	Call - OTC Fannie Mae 4.000% due 02/01/2046	125.000	02/04/2016	140,000	5	0

					$15	$0

Total Purchased Options					$15,897	$6,130

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$9,200	$(16)	$(8)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	31,000	(55)	(26)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	12,500	(21)	(20)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	4,400	(10)	(3)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	22,700	(14)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	22,700	(43)	(35)

						$(159)	$(92)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.103	01/08/2016	EUR	16,500	$(159)	$(12)
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$16,300	(893)	(1,196)
BPS	Put - OTC EUR versus USD		$1.010	01/04/2016	EUR	52,327	(119)	0
	Call - OTC EUR versus USD		1.102	01/08/2016		16,400	(162)	(14)
	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		$12,900	(160)	(161)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		4,326	(557)	(472)
	Put - OTC USD versus BRL		5.000	10/19/2017		4,326	(645)	(579)
FBF	Put - OTC USD versus BRL		3.800	01/27/2016		22,100	(325)	(163)
	Call - OTC USD versus BRL		5.000	10/19/2017		12,960	(1,642)	(1,414)
	Put - OTC USD versus BRL		5.000	10/19/2017		12,960	(1,956)	(1,735)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	8,300	(543)	(812)
	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		$19,100	(226)	(244)
	Call - OTC USD versus CNH		6.975	08/17/2016		12,800	(149)	(162)
JPM	Call - OTC EUR versus USD		$1.130	03/04/2016	EUR	21,300	(170)	(86)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$13,909	(446)	(709)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		48,888	(515)	(47)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	7,600	(540)	(744)
	Call - OTC USD versus CNH	CNH	6.976	08/17/2016		$3,400	(40)	(43)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		48,888	(448)	(26)

							$(9,695)	$(8,619)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,900	$(117)	$(7)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	30,200	(271)	(17)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	3,700	(48)	(3)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	6,200	(46)	(3)

						$(482)	$(30)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$11,200	$(22)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	25,300	(228)	(80)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	64,700	(1,181)	(312)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	78,100	(1,612)	(344)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	111,400	(1,936)	(473)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	22,100	(610)	(395)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	636,600	(1,337)	(18)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	638,800	(1,341)	(47)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	341,800	(5,861)	(1,323)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	41,500	(468)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	68,800	(2,188)	(1,270)

							$(16,784)	$(4,262)

Total Written Options							$(27,120)	$(13,003)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Citigroup, Inc.	1.000%	09/20/2016	0.246%		$2,300	$28	$(14)	$14	$0
	Mexico Government International Bond	1.000	12/20/2018	1.197		20,800	(50)	(61)	0	(111)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	1,100	(9)	7	0	(2)
BPS	Volkswagen International Finance NV	1.000	12/20/2016	1.169		1,200	(16)	14	0	(2)
BRC	General Electric Capital Corp.	1.000	09/20/2016	0.117		$5,300	59	(23)	36	0
	Italy Government International Bond	1.000	06/20/2017	0.379		2,900	11	17	28	0
CBK	Brazil Government International Bond	1.000	09/20/2017	3.228		3,400	(7)	(119)	0	(126)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	700	(6)	5	0	(1)
DUB	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.168		$1,600	25	(15)	10	0
	Indonesia Government International Bond	1.000	06/20/2017	0.991		700	(21)	21	0	0
	Italy Government International Bond	1.000	09/20/2016	0.223		1,200	9	(2)	7	0
FBF	Vodafone Group PLC	1.000	03/20/2016	0.174		3,200	46	(39)	7	0
GST	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	900	(12)	11	0	(1)
HUS	Brazil Government International Bond	1.000	12/20/2019	4.540		$4,000	(122)	(378)	0	(500)
	Italy Government International Bond	1.000	09/20/2016	0.223		2,500	19	(4)	15	0
	Mexico Government International Bond	1.000	12/20/2016	0.645		100	1	(1)	0	0
	U.S. Treasury Notes	0.250	06/20/2017	0.110	EUR	2,100	(4)	9	5	0
JPM	China Government International Bond	1.000	12/20/2019	0.873		$32,100	259	(91)	168	0
	Mexico Government International Bond	1.000	12/20/2016	0.645		1,200	16	(11)	5	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	300	(3)	3	0	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		100	(2)	1	0	(1)
MYC	Brazil Government International Bond	1.950	08/20/2016	1.674		$500	0	5	5	0
	Italy Government International Bond	1.000	06/20/2017	0.379		2,900	10	18	28	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	600	(6)	5	0	(1)
UAG	Indonesia Government International Bond	1.000	06/20/2017	0.991		$900	(28)	28	0	0

							$197	$(614)	$328	$(745)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$19,847	$(3,948)	$142	$0	$(3,806)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,500	335	(34)	301	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,500	334	(32)	302	0
	MCDX-25 5-Year Index	1.000	12/20/2020	2,300	(4)	7	3	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	289	0	3	3	0
	MCDX-25 5-Year Index	1.000	12/20/2020	2,700	(5)	8	3	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	579	0	6	6	0

					$(3,288)	$100	$618	$(3,806)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	40,600	$(74)	$(1,485)	$0	$(1,559)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		21,400	21	(611)	0	(590)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		20,800	55	(556)	0	(501)
BPS	Pay	1-Year BRL-CDI	15.500	01/02/2018		142,900	(51)	(328)	0	(379)
	Pay	1-Year BRL-CDI	11.160	01/04/2021		270,700	(524)	(9,868)	0	(10,392)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		156,000	501	(5,658)	0	(5,157)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		142,800	12	(3,655)	0	(3,643)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	28,900	(4)	(65)	0	(69)
BRC	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	39,200	(39)	(65)	0	(104)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	630	(1)	33	32	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	87,500	(14)	(218)	0	(232)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		30,100	(6)	(719)	0	(725)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	7,383	(9)	71	62	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	1,300	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	12.360	01/02/2018		80,200	(1,091)	(203)	0	(1,294)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		9,300	(5)	(20)	0	(25)
	Pay	1-Year BRL-CDI	11.160	01/04/2021		50,800	(91)	(1,859)	0	(1,950)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		61,700	(3)	(1,806)	0	(1,809)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		25,700	1	(657)	0	(656)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		42,200	25	(1,042)	0	(1,017)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	600	4	27	31	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	92,600	(1)	(245)	0	(246)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		18,400	75	(683)	0	(608)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		2,300	(1)	(66)	0	(67)
	Pay	1-Year BRL-CDI	12.560	01/04/2021		29,500	(3)	(703)	0	(706)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		35,600	95	(953)	0	(858)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	12,260	0	118	118	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	125,700	0	(73)	0	(73)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		54,100	12	(156)	0	(144)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		17,800	23	(514)	0	(491)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		69,700	29	(1,709)	0	(1,680)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	21,500	(78)	(22)	0	(100)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		58,300	(5)	(4)	0	(9)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		55,400	(6)	(719)	0	(725)
HUS	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	80,400	(3)	(44)	0	(47)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		109,800	404	(4,034)	0	(3,630)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		72,700	(159)	(1,973)	0	(2,132)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		125,100	209	(3,224)	0	(3,015)
	Pay	28-Day MXN-TIIE	5.000	06/11/2018	MXN	9,000	(15)	20	5	0
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,450	2	10	12	0
MYC	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	136,500	30	(392)	0	(362)

							$(685)	$(44,051)	$260	$(44,996)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	40,879	1-Month USD-LIBOR plus a specified spread	08/15/2016	$154,638		$(1,541)	$0	$(1,541)
	Pay	S&P 500 Total Return Index	481,094	1-Month USD-LIBOR plus a specified spread	09/15/2016	1,869,668		30,984	30,984	0

								$29,443	$30,984	$(1,541)

Total Swap Agreements							$(3,776)	$(15,122)	$32,190	$(51,088)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $28,420 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$27,430	$0	$27,430
Corporate Bonds & Notes
Banking & Finance	0	583,882	0	583,882
Industrials	0	91,217	0	91,217
Utilities	0	174,132	0	174,132
Municipal Bonds & Notes
California	0	9,685	0	9,685
Illinois	0	2,937	0	2,937
Iowa	0	50	0	50
New Jersey	0	1,651	0	1,651
New York	0	4,355	0	4,355
Ohio	0	2,214	0	2,214
Tennessee	0	128	0	128
Washington	0	4,410	0	4,410
West Virginia	0	225	0	225
U.S. Government Agencies	0	282,365	0	282,365
U.S. Treasury Obligations	0	545,478	0	545,478
Non-Agency Mortgage-Backed Securities	0	221,988	0	221,988
Asset-Backed Securities	0	136,676	0	136,676
Sovereign Issues	0	155,353	0	155,353
Convertible Preferred Securities
Banking & Finance	0	11,063	0	11,063
Preferred Securities
Banking & Finance	25,862	1,358	0	27,220
Short-Term Instruments
Certificates of Deposit	0	25,321	0	25,321
Repurchase Agreements	0	838	0	838
Japan Treasury Bills	0	173,225	0	173,225
U.S. Treasury Bills	0	16,965	0	16,965
	$25,862	$2,472,946	$0	$2,498,808

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	27,721	0	0	27,721

Total Investments	$53,583	$2,472,946	$0	$2,526,529

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(416,383)	$0	$(416,383)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,185	796	0	2,981
Over the counter	0	127,881	0	127,881
	$2,185	$128,677	$0	$130,862

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(714)	(3,137)	0	(3,851)
Over the counter	0	(85,315)	0	(85,315)

	$(714)	$(88,452)	$0	$(89,166)

Totals	$55,054	$2,096,788	$0	$2,151,842

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Small Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.1%
BANK LOAN OBLIGATIONS 0.5%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$900	$890
CCO Safari LLC
3.250% due 08/24/2021		900	894
Community Health Systems, Inc.
3.657% due 12/31/2018		988	975
HCA, Inc.
3.174% due 03/31/2017		3,053	3,053

Total Bank Loan Obligations (Cost $5,823)			5,812

CORPORATE BONDS & NOTES 25.3%
BANKING & FINANCE 16.6%
ABN AMRO Bank NV
4.750% due 07/28/2025		300	300
Ally Financial, Inc.
6.250% due 12/01/2017		800	841
American Honda Finance Corp.
0.823% due 10/07/2016		3,100	3,106
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048		1,306	1,248
Banco del Estado de Chile
4.125% due 10/07/2020		1,800	1,860
Banco do Brasil S.A.
3.875% due 10/10/2022		586	448
Banco Espirito Santo S.A.
2.625% due 05/08/2017	EUR	2,800	443
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)		400	474
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$1,000	999
Banco Santander Chile
1.915% due 01/19/2016		1,000	999
Bank of America Corp.
0.692% due 08/15/2016		400	398
4.125% due 01/22/2024		1,100	1,139
5.650% due 05/01/2018		100	108
6.100% due 03/17/2025 (d)		5,300	5,379
6.400% due 08/28/2017		200	214
6.500% due 08/01/2016		12,425	12,789
6.875% due 04/25/2018		3,700	4,085
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.897% due 03/10/2017		7,100	7,093
Barclays Bank PLC
7.750% due 04/10/2023		400	427
14.000% due 06/15/2019 (d)	GBP	5,600	10,694
Barclays PLC
5.250% due 08/17/2045		$400	408
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	201
6.500% due 03/10/2021		200	213
6.750% due 09/30/2022		3,900	4,300
7.250% due 04/22/2020		400	427
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,800	1,986
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		400	411
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,600	1,769
Caixa Economica Federal
4.250% due 05/13/2019		$200	178
Citigroup, Inc.
0.747% due 06/09/2016		4,600	4,587
1.042% due 11/15/2016		7,000	7,009
1.280% due 07/25/2016		8,600	8,613
1.300% due 04/01/2016		1,000	1,001
5.950% due 05/15/2025 (d)		1,100	1,060
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	581
Denali Borrower LLC
5.625% due 10/15/2020		2,000	2,100
Deutsche Bank AG
0.882% due 05/30/2017		1,700	1,690

E*TRADE Financial Corp.
5.375% due 11/15/2022		5,800	6,090
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		2,900	2,903
2.500% due 01/15/2016		2,700	2,701
8.000% due 12/15/2016		200	211
General Motors Financial Co., Inc.
2.400% due 04/10/2018		1,700	1,693
2.750% due 05/15/2016		700	702
4.750% due 08/15/2017		10,270	10,649
HSBC Holdings PLC
4.250% due 08/18/2025		1,600	1,591
HSBC USA, Inc.
1.114% due 08/07/2018		800	800
International Lease Finance Corp.
6.750% due 09/01/2016		3,475	3,575
Intesa Sanpaolo SpA
3.125% due 01/15/2016		5,400	5,403
JPMorgan Chase & Co.
1.027% due 02/26/2016		7,000	7,001
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		3,600	3,850
Lloyds Banking Group PLC
7.875% due 06/27/2029 (d)	GBP	1,800	2,816
Macquarie Bank Ltd.
6.625% due 04/07/2021		$2,600	2,917
Morgan Stanley
3.800% due 04/29/2016		1,300	1,311
3.875% due 04/29/2024		1,900	1,940
4.000% due 07/23/2025		100	103
MUFG Union Bank N.A.
0.734% due 05/05/2017		4,000	3,982
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	213
New York Life Global Funding
0.666% due 05/23/2016		$3,425	3,429
Nykredit Realkredit A/S
2.000% due 01/01/2016	DKK	4,000	582
2.000% due 04/01/2016		8,600	1,258
Rabobank Group
0.658% due 11/23/2016		$6,600	6,603
6.875% due 03/19/2020	EUR	600	778
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	36,800	5,359
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		$100	116
Royal Bank of Scotland PLC
13.125% due 03/19/2022	AUD	1,100	883
Turkiye Garanti Bankasi A/S
2.817% due 04/20/2016		$200	200
UBS AG
5.125% due 05/15/2024		3,700	3,746
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		400	397
4.125% due 09/24/2025		400	401
Wells Fargo & Co.
1.250% due 07/20/2016		2,900	2,905
3.500% due 03/08/2022		38	39

			176,725

INDUSTRIALS 4.6%
AbbVie, Inc.
1.800% due 05/14/2018		500	498
2.500% due 05/14/2020		300	297
3.200% due 11/06/2022		100	99
3.600% due 05/14/2025		200	198
4.500% due 05/14/2035		100	98
4.700% due 05/14/2045		100	98
Actavis Funding SCS
1.757% due 03/12/2020		1,100	1,105
3.800% due 03/15/2025		1,100	1,097
Braskem Finance Ltd.
5.750% due 04/15/2021		2,500	2,188
CCO Safari LLC
3.579% due 07/23/2020		200	199
4.464% due 07/23/2022		300	299
4.908% due 07/23/2025		700	700
6.384% due 10/23/2035		100	101
6.484% due 10/23/2045		300	301
6.834% due 10/23/2055		100	99
CVS Health Corp.
1.900% due 07/20/2018		700	700
2.800% due 07/20/2020		200	201
3.500% due 07/20/2022		100	102

3.875% due 07/20/2025		800	818
4.875% due 07/20/2035		200	207
5.125% due 07/20/2045		300	317
Daimler Finance North America LLC
1.009% due 08/01/2016		3,600	3,599
Deutsche Telekom International Finance BV
3.125% due 04/11/2016		3,000	3,017
DP World Sukuk Ltd.
6.250% due 07/02/2017		1,100	1,153
Enbridge, Inc.
1.262% due 10/01/2016		2,500	2,482
GTL Trade Finance, Inc.
7.250% due 10/20/2017		700	695
HCA, Inc.
3.750% due 03/15/2019		4,500	4,545
Kraft Heinz Foods Co.
1.600% due 06/30/2017		300	299
2.000% due 07/02/2018		300	299
2.800% due 07/02/2020		200	200
3.500% due 07/15/2022		100	101
3.950% due 07/15/2025		100	101
5.000% due 07/15/2035		100	103
5.200% due 07/15/2045		100	105
Kroger Co.
0.845% due 10/17/2016		3,400	3,398
President and Fellows of Harvard College
6.500% due 01/15/2039		1,100	1,521
QUALCOMM, Inc.
4.650% due 05/20/2035		200	186
4.800% due 05/20/2045		300	267
Thomson Reuters Corp.
1.300% due 02/23/2017		9,800	9,756
UAL Pass-Through Trust
10.400% due 05/01/2018		21	22
UnitedHealth Group, Inc.
4.750% due 07/15/2045		200	211
Unitymedia Hessen GmbH & Co. KG
5.750% due 01/15/2023	EUR	5,310	6,146
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		$1,600	1,559

			49,487

UTILITIES 4.1%
AT&T, Inc.
1.023% due 03/30/2017		4,500	4,490
BellSouth Corp.
4.821% due 04/26/2021		5,200	5,262
Petrobras Global Finance BV
2.000% due 05/20/2016		7,300	7,209
2.461% due 01/15/2019		300	229
2.886% due 03/17/2017		100	92
3.406% due 03/17/2020		1,100	784
3.750% due 01/14/2021	EUR	300	219
4.875% due 03/17/2020		$300	226
5.375% due 01/27/2021		100	75
5.750% due 01/20/2020		1,200	945
6.250% due 12/14/2026	GBP	300	289
Shell International Finance BV
0.572% due 11/15/2016		$2,500	2,499
Verizon Communications, Inc.
2.042% due 09/15/2016		6,400	6,440
2.252% due 09/14/2018		10,100	10,348
2.500% due 09/15/2016		2,057	2,073
3.650% due 09/14/2018		2,000	2,093
5.150% due 09/15/2023		400	440
6.100% due 04/15/2018		33	36

			43,749

Total Corporate Bonds & Notes (Cost $275,273)			269,961

MUNICIPAL BONDS & NOTES 1.4%
CALIFORNIA 0.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	137
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025		3,500	4,084

University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	400	446

		4,667

COLORADO 0.5%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	4,300	5,026

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	423
7.750% due 01/01/2042	700	709

		1,132

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	139

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,375

NEW YORK 0.1%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	113
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,207

		1,320

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	93

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	600	735

Total Municipal Bonds & Notes (Cost $12,326)		14,487

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae
0.772% due 07/25/2037	77	77
0.802% due 07/25/2037	85	86
0.822% due 09/25/2035	196	196
2.310% due 08/01/2022	100	99
4.000% due 07/01/2018 - 03/01/2026	1,836	1,925
4.500% due 04/01/2025 - 10/01/2041	3,977	4,313
4.515% due 07/01/2019	838	901
5.000% due 02/01/2033 - 11/01/2042	4,048	4,472
5.500% due 09/01/2023 - 04/01/2040	2,232	2,496
6.000% due 05/01/2019 - 05/01/2041	2,991	3,383
7.500% due 04/01/2024 - 11/01/2037	290	340
Freddie Mac
0.462% due 12/25/2036	12	12
1.041% due 10/15/2037	66	67
5.000% due 08/01/2026 - 02/01/2039	2,127	2,323
5.500% due 05/01/2023 - 05/01/2040	893	993
6.000% due 04/01/2040	11	12
Freddie Mac, TBA
4.500% due 01/01/2046	6,000	6,463
5.000% due 01/01/2046	1,000	1,092
6.000% due 01/01/2046	1,000	1,125
Ginnie Mae
3.500% due 01/15/2041 - 06/15/2045	12,791	13,321
5.000% due 05/15/2038 - 04/15/2039	2,790	3,085
6.000% due 12/15/2038	157	178
Ginnie Mae, TBA
4.000% due 01/01/2046	3,000	3,182
Small Business Administration
5.290% due 12/01/2027	64	70
5.720% due 01/01/2029	1,153	1,300
6.020% due 08/01/2028	1,041	1,181

Total U.S. Government Agencies (Cost $51,817)		52,692

U.S. TREASURY OBLIGATIONS 45.6%
U.S. Treasury Bonds
2.000% due 08/15/2025 (e)	18,700	18,234
2.125% due 05/15/2025 (e)(i)	23,400	23,096

2.375% due 08/15/2024 (g)(i)		31,200	31,528
2.875% due 08/15/2045 (e)		14,400	13,962
3.000% due 11/15/2044 (e)(i)		1,300	1,293
3.125% due 08/15/2044		8,900	9,081
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (g)		8,931	8,654
0.125% due 07/15/2022 (g)		45,087	43,709
0.125% due 01/15/2023 (g)		7,418	7,111
0.125% due 07/15/2024		12,519	11,884
0.250% due 01/15/2025		16,265	15,514
0.375% due 07/15/2023 (g)		17,883	17,464
0.750% due 02/15/2045		5,655	4,923
1.750% due 01/15/2028 (g)		4,541	4,958
2.375% due 01/15/2025		631	717
2.375% due 01/15/2027 (g)		2,476	2,861
2.500% due 01/15/2029 (g)		3,766	4,459
3.625% due 04/15/2028		147	192
U.S. Treasury Notes
1.375% due 08/31/2020 (e)(g)(i)		93,900	92,428
1.875% due 08/31/2022 (e)		117,000	115,674
1.875% due 10/31/2022 (e)		48,000	47,398
2.000% due 07/31/2022 (g)(i)		10,100	10,075
2.250% due 11/15/2025		1,700	1,696

Total U.S. Treasury Obligations (Cost $495,304)			486,911

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
Adjustable Rate Mortgage Trust
4.823% due 11/25/2037 ^		9,219	6,901
BCAP LLC Trust
7.425% due 03/26/2037		8,563	6,994
Bear Stearns ALT-A Trust
2.962% due 11/25/2035 ^		9,047	6,824
ChaseFlex Trust
0.722% due 07/25/2037		547	447
Citigroup Mortgage Loan Trust, Inc.
0.492% due 01/25/2037		8	6
2.730% due 03/25/2036 ^		627	601
2.782% due 08/25/2035		233	230
Countrywide Alternative Loan Trust
0.582% due 02/25/2047		37	31
0.622% due 06/25/2037		120	103
1.257% due 02/25/2036		12	11
Countrywide Home Loan Mortgage Pass-Through Trust
2.646% due 11/25/2034		12	11
2.671% due 02/20/2035		13	13
5.500% due 11/25/2035 ^		86	83
Credit Suisse Mortgage Capital Certificates
5.460% due 09/15/2039		3,439	3,504
Deutsche ALT-A Securities, Inc.
0.602% due 06/25/2037 ^		788	664
Eddystone Finance PLC
1.104% due 04/19/2021	GBP	1,725	2,474
Granite Mortgages PLC
0.329% due 01/20/2044	EUR	3	3
0.962% due 01/20/2044	GBP	4	6
Greenwich Capital Commercial Funding Corp.
5.826% due 07/10/2038		$165	166
GSR Mortgage Loan Trust
2.845% due 11/25/2035		13	13
HarborView Mortgage Loan Trust
0.572% due 12/19/2036 ^		1,072	803
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		303	306
5.439% due 01/15/2049		4,709	4,857
JPMorgan Mortgage Trust
2.534% due 07/25/2035		78	77
2.710% due 02/25/2035		5	5
2.741% due 08/25/2034		159	160
5.750% due 01/25/2036 ^		28	24
LB Commercial Mortgage Trust
5.853% due 07/15/2044		4,558	4,726
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		1,125	1,125
Leek Finance PLC
0.865% due 12/21/2037	GBP	487	756
Merrill Lynch Mortgage Investors Trust
2.790% due 09/25/2035 ^		$253	230
Morgan Stanley Capital Trust
5.610% due 04/15/2049		54	54
Residential Accredit Loans, Inc. Trust
0.607% due 08/25/2036		1,119	895
0.622% due 05/25/2047		13,080	10,287
Structured Adjustable Rate Mortgage Loan Trust
2.535% due 04/25/2035		356	346

Structured Asset Mortgage Investments Trust
0.542% due 08/25/2036		14,260	10,849
0.652% due 02/25/2036		3,001	2,505
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		669	675
WaMu Mortgage Pass-Through Certificates Trust
0.987% due 01/25/2047		38	35
1.027% due 05/25/2047		5,918	4,973
2.151% due 09/25/2046		69	63
2.151% due 10/25/2046		63	57
Wells Fargo Mortgage-Backed Securities Trust
2.710% due 07/25/2036 ^		1,390	1,360
2.763% due 03/25/2036 ^		545	524
5.601% due 12/25/2036		488	467

Total Non-Agency Mortgage-Backed Securities (Cost $75,922)			75,244

ASSET-BACKED SECURITIES 10.8%
Asset-Backed Funding Certificates Trust
0.552% due 01/25/2037		3,325	2,267
Asset-Backed Securities Corp. Home Equity Loan Trust
1.062% due 07/25/2035		300	275
Bear Stearns Asset-Backed Securities Trust
0.532% due 02/25/2037		2,987	2,835
0.582% due 08/25/2036		1,176	1,033
0.622% due 12/25/2036		438	401
Citigroup Mortgage Loan Trust, Inc.
0.482% due 07/25/2045		30	21
0.582% due 12/25/2036		4,552	3,016
Cornerstone CLO Ltd.
0.541% due 07/15/2021		960	953
Countrywide Asset-Backed Certificates
0.562% due 06/25/2037		1,824	1,393
0.562% due 06/25/2047 ^		1,929	1,496
0.702% due 09/25/2036		2,100	1,898
5.049% due 10/25/2046 ^		10,420	9,907
5.397% due 04/25/2047 ^		2,691	2,956
Credit-Based Asset Servicing and Securitization LLC
0.317% due 07/25/2037		11	7
Fieldstone Mortgage Investment Trust
1.157% due 12/25/2035		10,750	8,270
First Franklin Mortgage Loan Trust
0.952% due 09/25/2035		4,000	3,797
Fremont Home Loan Trust
0.522% due 08/25/2036		115	47
GSAA Home Equity Trust
4.226% due 03/25/2036		7,788	5,315
GSAMP Trust
1.742% due 12/25/2034 ^		1,856	1,300
Lockwood Grove CLO Ltd.
1.690% due 01/25/2024		6,600	6,577
MASTR Specialized Loan Trust
0.682% due 06/25/2046		5,126	4,538
Merrill Lynch Mortgage Investors Trust
0.532% due 08/25/2037		10,097	6,110
Morgan Stanley ABS Capital, Inc. Trust
0.472% due 07/25/2036		7	3
0.582% due 09/25/2036		3,714	2,065
0.637% due 03/25/2037		10,343	5,073
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^		6,679	4,384
People’s Choice Home Loan Securities Trust
0.942% due 12/25/2035		949	865
Residential Asset Mortgage Products Trust
1.517% due 09/25/2033		1,995	1,857
Residential Asset Securities Corp. Trust
0.672% due 04/25/2037		18,700	17,262
Securitized Asset-Backed Receivables LLC Trust
0.672% due 05/25/2036		1,785	1,030
SG Mortgage Securities Trust
0.602% due 02/25/2036		6,224	3,845
SLM Private Education Loan Trust
0.931% due 07/15/2022		3,482	3,469
3.581% due 05/16/2044		238	246
SLM Student Loan Trust
0.132% due 12/15/2023	EUR	569	598
Soundview Home Loan Trust
0.482% due 11/25/2036		$9	3
South Texas Higher Education Authority, Inc.
1.112% due 10/01/2020		308	308
SpringCastle America Funding LLC
2.700% due 05/25/2023		4,072	4,064
Structured Asset Securities Corp. Mortgage Loan Trust
0.652% due 05/25/2047		2,300	1,791

Venture CDO Ltd.
0.540% due 07/22/2021		244	241
Voya CLO Ltd.
1.621% due 10/15/2022		3,600	3,573

Total Asset-Backed Securities (Cost $113,372)			115,089

SOVEREIGN ISSUES 8.0%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2016 (b)	BRL	42,800	10,462
0.000% due 07/01/2016 (b)		15,400	3,631
0.000% due 10/01/2016 (b)		103,090	23,371
0.000% due 01/01/2017 (b)		2,710	592
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		15,900	3,209
10.000% due 01/01/2025		116,200	21,014
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,135
Hydro-Quebec
0.625% due 09/29/2049 (d)		3,600	2,559
Italy Buoni Poliennali Del Tesoro
4.000% due 02/01/2037	EUR	800	1,085
4.500% due 03/01/2024		2,800	3,782
Korea Development Bank
3.250% due 09/20/2016		$600	608
3.500% due 08/22/2017		200	205
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	2,692	159
4.750% due 06/14/2018		28,100	1,640
5.000% due 06/16/2016 (c)		5,115	303
Province of Ontario
1.100% due 10/25/2017		$200	199
1.650% due 09/27/2019		300	297
Qatar Government International Bond
5.250% due 01/20/2020		1,500	1,662
Republic of Greece Government International Bond
3.000% due 02/24/2036	EUR	1,100	692
3.800% due 08/08/2017	JPY	480,000	3,594
4.750% due 04/17/2019	EUR	2,800	2,800
Slovenia Government International Bond
5.250% due 02/18/2024		$1,700	1,880

Total Sovereign Issues (Cost $103,053)			85,879

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Wells Fargo & Co.
7.500% (d)		4,400	5,097

Total Convertible Preferred Securities (Cost $5,487)			5,097

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 18.0%
JAPAN TREASURY BILLS 12.0%
(0.051%) due 02/22/2016 - 03/07/2016 (a)	JPY	15,330,000	127,547

U.S. TREASURY BILLS 6.0%
0.226% due 01/07/2016 - 06/30/2016 (a)(g)(i)		$63,578	63,559

Total Short-Term Instruments (Cost $188,200)			191,106

Total Investments in Securities (Cost $1,326,577)			1,302,278

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III		459,986	4,542

Total Short-Term Instruments (Cost $4,560)			4,542

Total Investments in Affiliates (Cost $4,560)			4,542

Total Investments 122.5% (Cost $1,331,137)			$1,306,820
Financial Derivative Instruments (f)(h) (6.8%) (Cost or Premiums, net $(7,129))			(72,335)
Other Assets and Liabilities, net (15.7%)			(167,545)

Net Assets 100.0%			$1,066,940

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
JPS	0.580%	12/09/2015	01/27/2016	$(1,485)	$(1,485)
RDR	0.530	12/16/2015	04/11/2016	(4,937)	(4,939)
	0.560	12/16/2015	01/20/2016	(14,813)	(14,817)
SCX	0.370	12/07/2015	01/08/2016	(9,043)	(9,046)
	0.580	12/11/2015	02/11/2016	(22,672)	(22,680)
	0.600	12/07/2015	01/19/2016	(45,962)	(45,984)
	0.650	12/10/2015	01/21/2016	(6,985)	(6,988)
	0.780	12/22/2015	01/22/2016	(8,400)	(8,402)

Total Reverse Repurchase Agreements					$(114,341)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
GSC	0.819%	12/09/2015	01/08/2016	$(4,239)	$(4,243)
	0.969	12/16/2015	01/14/2016	(19,392)	(19,409)
NOM	0.949	12/11/2015	01/12/2016	(5,739)	(5,748)

Total Sale-Buyback Transactions					$(29,400)

(1)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(21,004) at a weighted average interest rate of 0.245%.
(2)	Payable for sale-buyback transactions includes $7 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2046	$18,200	$(18,117)	$(18,195)
Fannie Mae, TBA	3.500	02/01/2046	63,100	(64,897)	(64,950)
Fannie Mae, TBA	4.000	01/01/2046	36,900	(39,040)	(39,040)
Fannie Mae, TBA	4.000	02/01/2046	55,000	(58,040)	(58,082)

Total Short Sales				$(180,094)	$(180,267)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(e)	Securities with an aggregate market value of $143,101 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note March Futures	$105.500	02/19/2016	490	$8	$8
Put - CBOT U.S. Treasury 5-Year Note March Futures	109.000	02/19/2016	500	4	4
Call - CBOT U.S. Treasury 5-Year Note March Futures	127.000	02/19/2016	300	3	2
Call - CBOT U.S. Treasury 10-Year Note March Futures	145.000	02/19/2016	335	3	5

				$18	$19

Total Purchased Options				$18	$19

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,314	$(529)	$0	$(49)
90-Day Eurodollar June Futures	Short	06/2016	32	(16)	0	(1)
90-Day Eurodollar March Futures	Short	03/2016	276	(117)	0	(7)
90-Day Eurodollar September Futures	Short	09/2016	4	(2)	0	0
Australia Government 10-Year Bond March Futures	Long	03/2016	15	5	0	(14)
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	228	71	0	0
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	181	51	0	0
Euro-Bobl March Futures	Long	03/2016	275	42	12	0
Euro-BTP Italy Government Bond March Futures	Long	03/2016	150	(205)	107	0
Euro-Bund 10-Year Bond March Futures	Long	03/2016	220	(334)	9	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	48	19	1	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond February Futures	Short	01/2016	180	69	6	0
Russell 2000 Mini Index March Futures	Long	03/2016	1,764	2,351	0	(2,117)
U.S. Treasury 2-Year Note March Futures	Long	03/2016	681	(236)	32	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	465	(89)	65	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	323	186	0	(96)
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	4	(1)	0	(2)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	156	122	156	0
United Kingdom Long Gilt March Futures	Short	03/2016	51	17	56	(25)

Total Futures Contracts				$1,404	$444	$(2,311)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$51,975	$2,046	$(1,114)	$51	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	63,700	889	(13)	106	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	32,900	228	(276)	4	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	47,600	320	(499)	7	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	97,600	571	(171)	15	0

				$4,054	$(2,073)	$183	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017		$1,184,900	$(271)	$(359)	$0	$(181)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		630,300	(6,802)	(3,939)	0	(297)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		129,300	1,757	(754)	201	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		271,100	(5,660)	(5,145)	0	(819)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		30,500	(302)	129	0	(107)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		77,500	(1,566)	(1,819)	0	(655)
Pay	6-Month EUR-EURIBOR	1.000	03/16/2026	EUR	3,400	(15)	(52)	0	(3)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,800	(96)	(100)	9	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		16,300	(485)	(461)	49	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		14,800	74	(141)	77	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		3,400	(100)	181	37	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	1,100	1	(1)	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		77,200	60	(8)	4	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		15,000	19	(6)	1	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		74,200	20	16	6	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		29,800	(8)	4	3	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		6,000	2	2	1	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		700	(1)	0	0	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		600	0	0	0	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		38,200	(73)	7	5	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		21,300	(38)	(40)	3	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		7,200	2	2	1	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		37,200	15	14	2	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		41,600	1	8	9	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		29,900	(36)	(14)	5	0

						$(13,502)	$(12,476)	$413	$(2,062)

Total Swap Agreements						$(9,448)	$(14,549)	$596	$(2,062)

(g)	Securities with an aggregate market value of $46,881 and cash of $4,109 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	8,900		$2,232	$0	$(18)
	01/2016		$2,279	BRL	8,900	0	(30)
	01/2016		701	KRW	794,934	0	(25)
	02/2016		2,209	BRL	8,900	19	0
	03/2016	JPY	4,630,000		$37,775	0	(795)
	05/2016	BRL	33,615		9,585	1,419	0
	06/2016	EUR	13,705		18,764	3,800	0
	06/2016		$15,024	EUR	13,705	94	(154)
BPS	01/2016	DKK	10,340		$1,609	103	0
	01/2016		$701	KRW	794,794	0	(25)
	02/2016	JPY	2,750,000		$22,447	0	(455)
	03/2016		1,440,000		11,742	0	(253)
	04/2016	BRL	42,800		11,972	1,477	0
	08/2016	CNH	37,055		5,600	93	0
	10/2016	BRL	5,800		1,379	41	0
BRC	01/2016		7,600		1,946	25	0
	01/2016		$1,910	BRL	7,600	11	0
	01/2016		3,180	KRW	3,605,484	0	(114)
	06/2016	EUR	2,579		$3,546	729	0
CBK	01/2016	BRL	2,100		538	7	0
	01/2016		$529	BRL	2,100	2	0
	01/2016		9,225	EUR	8,708	238	0
	01/2016		4,134	JPY	509,800	107	0
	02/2016	AUD	4,478		$3,272	15	0
	02/2016	GBP	1,348		2,034	47	0
	02/2016	JPY	1,970,000		16,052	0	(356)
	02/2016		$18,189	AUD	25,892	644	0
	07/2016	BRL	13,718		$3,568	300	0
	10/2016		42,440		10,387	590	0
DUB	01/2016		60,519		16,667	1,370	0
	01/2016	DKK	24,295		3,750	212	0
	01/2016		$15,817	BRL	60,519	0	(520)
	01/2016		14,162	KRW	16,102,876	0	(468)
	02/2016	EUR	900		$1,211	232	0
	02/2016		$7,030	BRL	27,819	0	(68)
	06/2016	EUR	2,360		$2,952	397	(21)
	06/2016		$3,190	EUR	2,360	0	(613)
	01/2017	BRL	2,710		$643	33	0
GLM	01/2016		8,100		2,074	27	0
	01/2016	DKK	7,164		1,112	69	0
	01/2016	JPY	6,463,999		52,919	0	(861)
	01/2016		$2,040	BRL	8,100	8	0
	01/2016		1,699	KRW	1,925,228	0	(62)
	03/2016	MXN	44,839		$2,615	26	0
	07/2016	BRL	49,554		13,828	2,025	0
	10/2016		10,850		2,662	157	0
HUS	01/2016	CNH	159,354		24,535	368	0
	01/2016	EUR	35,617		37,956	0	(751)
	01/2016		$701	KRW	794,816	0	(25)
	02/2016	HKD	1,233		$159	0	0
	08/2016	CNH	55,785		8,433	142	0
	01/2021	BRL	1,520		234	14	0
JPM	01/2016	KRW	29,452,948		25,041	0	(6)
	01/2016		$1,346	DKK	9,144	0	(14)
	01/2016		4,298	EUR	3,968	14	0
	01/2016		18,222	GBP	12,279	0	(120)
	01/2016		7,200	JPY	884,500	159	0
	01/2016		732	KRW	828,624	0	(27)
	02/2016	GBP	12,279		$18,222	119	0
	02/2016	JPY	1,460,000		11,909	0	(250)
	02/2016		$2,854	GBP	1,917	0	(28)
	02/2016		37,578	JPY	4,624,096	924	0
	04/2016	DKK	9,143		$1,349	14	0
	05/2016	BRL	45,942		13,033	1,872	0
	10/2016		36,790		8,775	283	0
MSB	01/2016		14,860		3,806	50	0
	01/2016	GBP	12,279		18,512	411	0
	01/2016		$3,807	BRL	14,860	2	(53)
	01/2016		41,871	JPY	5,069,699	308	0
	01/2016		856	KRW	970,276	0	(31)
	02/2016	JPY	8,149,699		$66,971	0	(883)
	05/2016	BRL	11,288		3,204	461	0
	05/2016	ZAR	1,046		72	6	0
	06/2016	EUR	3,621		4,980	1,027	0
	06/2016		$3,939	EUR	3,621	14	0
	10/2016	BRL	7,210		$1,766	102	0
NAB	06/2016	EUR	7,878		10,817	2,214	0
	06/2016		$4,226	EUR	3,899	33	0
	07/2016	EUR	10,776		$14,619	2,835	0
	07/2016		$11,846	EUR	10,776	0	(62)
NGF	01/2016		3,180	KRW	3,606,915	0	(113)
SCX	02/2016	AUD	22,645		$16,255	0	(216)
	02/2016	TWD	344,122		10,582	154	0
	08/2016	CNH	27,465		4,150	68	0
	10/2016		401,056		61,427	2,078	0
SOG	08/2016		9,918		1,500	26	0
UAG	01/2016	DKK	8,965		1,315	9	0
	01/2016		$25,058	EUR	22,941	0	(127)
	02/2016	EUR	22,941		$25,076	128	0
	02/2016	GBP	1,785		2,643	11	0
	08/2016	CNH	8,044		1,217	21	0

Total Forward Foreign Currency Contracts						$28,184	$(7,544)

Purchased Options:

Foreign Currency Barrier Options

Counterparty	Description	Barrier Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD D&O @ 1.100	$1.045	04/21/2016	EUR	23,900	$39	$79

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.050	01/08/2016	EUR	8,600	$83	$0
BPS	Put - OTC EUR versus USD		1.040	01/04/2016		17,591	129	0
	Put - OTC EUR versus USD		1.050	01/08/2016		8,600	85	0
	Put - OTC USD versus CNH	CNH	6.434	08/17/2016		$5,600	36	29
BRC	Call - OTC USD versus CNH		6.500	02/02/2016		308	7	5
	Call - OTC USD versus CNH		7.500	02/02/2016		308	2	0
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		8,300	47	46
	Put - OTC USD versus CNH		6.442	08/17/2016		5,500	29	30
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		8,264	223	252
	Call - OTC USD versus CNH		7.400	02/02/2016		8,264	49	1
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		1,500	8	8
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		7,955	167	139
	Call - OTC USD versus CNH		7.500	02/02/2016		7,955	44	1

							$909	$511

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$52,600	$101	$10
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	25,200	1,256	530
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	19,000	948	426
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	9,800	269	113
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	145,200	160	0
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	231,000	543	3
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	225,700	587	7
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	131,600	952	506

							$4,816	$1,595

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae 3.500% due 01/01/2046	$120.000	01/06/2016	$63,000	$2	$0
	Call - OTC Fannie Mae 4.000% due 01/01/2046	120.000	01/06/2016	90,000	4	0

					$6	$0

Total Purchased Options					$5,770	$2,185

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$4,800	$(9)	$(4)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	15,600	(28)	(13)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	6,400	(11)	(10)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	2,200	(5)	(2)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	11,800	(7)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	11,800	(22)	(18)

						$(82)	$(47)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.103	01/08/2016	EUR	8,600	$(83)	$(6)
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$8,600	(471)	(631)
BPS	Put - OTC EUR versus USD		$1.010	01/04/2016	EUR	26,387	(60)	0
	Call - OTC EUR versus USD		1.102	01/08/2016		8,600	(85)	(7)
	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		$5,600	(70)	(70)
BRC	Call - OTC USD versus CNH		7.000	02/02/2016		616	(6)	0
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		2,170	(280)	(237)
	Put - OTC USD versus BRL		5.000	10/19/2017		2,170	(323)	(290)
FBF	Put - OTC USD versus BRL		3.800	01/27/2016		11,100	(163)	(82)
	Call - OTC USD versus BRL		5.000	10/19/2017		6,529	(827)	(712)
	Put - OTC USD versus BRL		5.000	10/19/2017		6,529	(985)	(874)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	4,300	(281)	(421)
	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		$8,300	(98)	(106)
	Call - OTC USD versus CNH		6.975	08/17/2016		5,500	(64)	(70)
JPM	Call - OTC EUR versus USD		$1.130	03/04/2016	EUR	10,800	(86)	(44)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$5,029	(162)	(256)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		16,527	(174)	(16)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	4,100	(291)	(401)
	Call - OTC USD versus CNH	CNH	6.976	08/17/2016		$1,500	(18)	(19)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		15,911	(146)	(9)

							$(4,673)	$(4,251)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$300	$(4)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$3,900	$(8)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	11,200	(101)	(35)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	21,800	(398)	(105)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	26,000	(537)	(115)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	31,900	(554)	(136)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	9,800	(270)	(175)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	227,100	(477)	(6)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	225,700	(474)	(17)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	105,900	(1,815)	(410)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	31,400	(354)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	29,900	(951)	(552)

							$(5,939)	$(1,551)

Total Written Options							$(10,698)	$(5,849)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	General Electric Capital Corp.	1.000%	03/20/2016	0.095%		$2,200	$(23)	$28	$5	$0
	Indonesia Government International Bond	1.000	06/20/2016	0.727		800	(15)	16	1	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	1,100	(8)	7	0	(1)
BPS	Volkswagen International Finance NV	1.000	06/20/2016	0.913		400	(1)	1	0	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169		500	(7)	6	0	(1)
BRC	Brazil Government International Bond	1.000	06/20/2016	1.387		$1,000	(1)	0	0	(1)
	Indonesia Government International Bond	1.000	06/20/2016	0.727		600	(10)	11	1	0
	Italy Government International Bond	1.000	06/20/2017	0.379		1,100	4	7	11	0
CBK	Brazil Government International Bond	1.000	06/20/2016	1.387		1,800	(5)	2	0	(3)
	Indonesia Government International Bond	1.000	06/20/2016	0.727		100	(2)	2	0	0
	Mexico Government International Bond	1.000	06/20/2016	0.531		3,100	0	8	8	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	200	(2)	2	0	0
DUB	Mexico Government International Bond	1.000	03/20/2016	0.481		$600	(4)	5	1	0
	Mexico Government International Bond	1.000	06/20/2016	0.531		2,000	5	0	5	0
	Spain Government International Bond	1.000	06/20/2019	0.653		9,200	0	112	112	0
FBF	Brazil Government International Bond	1.000	06/20/2016	1.387		1,800	(3)	0	0	(3)
GST	Spain Government International Bond	1.000	06/20/2019	0.653		4,200	2	49	51	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	400	(5)	4	0	(1)
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		50	(1)	1	0	0
HUS	Brazil Government International Bond	1.000	06/20/2016	1.387		$1,300	(2)	0	0	(2)
	Brazil Government International Bond	1.000	12/20/2019	4.540		1,800	(55)	(170)	0	(225)
	Indonesia Government International Bond	1.000	06/20/2016	0.727		200	(4)	4	0	0
	Mexico Government International Bond	1.000	03/20/2016	0.481		800	(6)	7	1	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		3,500	(9)	(10)	0	(19)
JPM	China Government International Bond	1.000	12/20/2019	0.873		14,800	100	(22)	78	0
	Indonesia Government International Bond	1.000	06/20/2016	0.727		100	(2)	2	0	0
	Spain Government International Bond	1.000	06/20/2019	0.653		5,000	(2)	63	61	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	100	(1)	1	0	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		50	(1)	1	0	0
MYC	Mexico Government International Bond	1.000	03/20/2016	0.481		$1,000	(6)	8	2	0
	Spain Government International Bond	1.000	06/20/2019	0.653		1,400	3	14	17	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	200	(2)	2	0	0

							$(63)	$161	$354	$(256)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$600	$80	$(8)	$72	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	8,629	(1,727)	72	0	(1,655)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	800	107	(10)	97	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	193	0	2	2	0

					$(1,540)	$56	$171	$(1,655)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	10,500	$(21)	$(287)	$0	$(308)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	9,200	(10)	(17)	0	(27)
BPS	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	79,700	(17)	(195)	0	(212)
	Pay	1-Year BRL-CDI	11.160	01/04/2021		89,200	(170)	(3,255)	0	(3,425)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		67,600	32	(2,014)	0	(1,982)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		71,300	6	(1,825)	0	(1,819)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	8,800	(1)	(20)	0	(21)
BRC	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	9,500	(10)	(15)	0	(25)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	220	0	11	11	0
	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		950	(2)	10	8	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	49,700	(11)	(121)	0	(132)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		54,600	105	(1,421)	0	(1,316)
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	7,900	(2)	(101)	0	(103)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	2,317	(3)	23	20	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	800	0	0	0	0
	Pay	1-Year BRL-CDI	12.360	01/02/2018		60,800	(827)	(154)	0	(981)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		36,600	(24)	(73)	0	(97)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		41,400	133	(1,502)	0	(1,369)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		7,500	1	(221)	0	(220)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		15,700	1	(402)	0	(401)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		27,500	32	(695)	0	(663)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	4	5	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	17,800	0	(47)	0	(47)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		13,100	54	(487)	0	(433)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		300	0	(9)	0	(9)
	Pay	1-Year BRL-CDI	12.560	01/04/2021		27,400	(3)	(653)	0	(656)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		12,600	34	(338)	0	(304)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	3,580	0	34	34	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	53,600	0	(31)	0	(31)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		16,200	4	(47)	0	(43)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		6,000	8	(173)	0	(165)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		39,500	26	(978)	0	(952)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	12,900	(44)	(16)	0	(60)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		21,200	(2)	(1)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		28,000	(3)	(363)	0	(366)
	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	200	0	0	0	0
HUS	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	41,500	(2)	(22)	0	(24)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		37,200	(78)	(1,013)	0	(1,091)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		9,300	9	(265)	0	(256)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		45,700	69	(1,170)	0	(1,101)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	420	1	3	4	0
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		1,430	(2)	14	12	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	69,500	15	(199)	0	(184)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		13,100	45	(478)	0	(433)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		20,800	40	(650)	0	(610)

							$(616)	$(19,159)	$94	$(19,869)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Receive	Russell 2000 Index	107,357	3-Month USD-LIBOR less a specified spread	07/15/2016	$641,180		$(58,032)	$0	$(58,032)
	Receive	Russell 2000 Index	17,959	1-Month USD-LIBOR less a specified spread	01/19/2017	101,460		(3,894)	0	(3,894)
CBK	Receive	Russell 2000 Index	35,919	3-Month USD-LIBOR less a specified spread	11/15/2016	198,092		(2,910)	0	(2,910)

								$(64,836)	$0	$(64,836)

Total Swap Agreements							$(2,219)	$(83,778)	$619	$(86,616)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(i)	Securities with an aggregate market value of $72,169 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,812	$0	$5,812
Corporate Bonds & Notes
Banking & Finance	0	176,725	0	176,725
Industrials	0	49,487	0	49,487
Utilities	0	43,749	0	43,749
Municipal Bonds & Notes
California	0	4,667	0	4,667
Colorado	0	5,026	0	5,026
Illinois	0	1,132	0	1,132
Nevada	0	139	0	139
New Jersey	0	1,375	0	1,375
New York	0	1,320	0	1,320
Ohio	0	93	0	93
Washington	0	735	0	735
U.S. Government Agencies	0	52,692	0	52,692
U.S. Treasury Obligations	0	486,911	0	486,911
Non-Agency Mortgage-Backed Securities	0	75,244	0	75,244
Asset-Backed Securities	0	115,089	0	115,089
Sovereign Issues	0	85,879	0	85,879
Convertible Preferred Securities
Banking & Finance	0	5,097	0	5,097
Short-Term Instruments
Japan Treasury Bills	0	127,547	0	127,547
U.S. Treasury Bills	0	63,559	0	63,559
	$0	$1,302,278	$0	$1,302,278

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,542	0	0	4,542

Total Investments	$4,542	$1,302,278	$0	$1,306,820

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(180,267)	$0	$(180,267)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	444	615	0	1,059
Over the counter	0	30,988	0	30,988
	$444	$31,603	$0	$32,047

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,311)	(2,062)	0	(4,373)
Over the counter	0	(100,009)	0	(100,009)

	$(2,311)	$(102,071)	$0	$(104,382)

Totals	$2,675	$1,051,543	$0	$1,054,218

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.5%
BANK LOAN OBLIGATIONS 0.2%
Albertson’s Holdings LLC
TBD% due 12/08/2022		$20,000	$19,890
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		65,000	64,305
Hellenic Republic
3.930% due 03/30/2016	EUR	5,000	5,292
Lombard Street CLO PLC
0.349% - 1.058% due 02/28/2023		3,431	3,646
0.349% - 1.058% due 02/28/2023		$10,579	10,294
0.349% - 1.058% due 02/28/2023	GBP	4,772	6,843
Scorpio Bulkers, Inc.
0.840% - 2.456% due 06/30/2028		$15,369	15,329
Swissport Investments S.A.
TBD% due 11/30/2021	EUR	30,000	32,643
Valeant Pharmaceuticals International, Inc.
4.000% due 04/01/2022		$18,553	17,923

Total Bank Loan Obligations (Cost $175,712)			176,165

CORPORATE BONDS & NOTES 19.7%
BANKING & FINANCE 15.9%
Abbey National Treasury Services PLC
1.012% due 03/13/2017		1,800	1,796
AerCap Aviation Solutions BV
6.375% due 05/30/2017		1,495	1,555
AerCap Ireland Capital Ltd.
4.250% due 07/01/2020		17,300	17,473
Air Lease Corp.
3.750% due 02/01/2022		25	25
Ally Financial, Inc.
2.500% due 03/15/2017 (j)		274,300	268,867
2.750% due 01/30/2017		114,905	114,905
2.995% due 07/18/2016		255	255
3.125% due 01/15/2016		72,780	72,825
3.500% due 07/18/2016		115,486	116,063
3.500% due 01/27/2019		75,457	74,608
4.750% due 09/10/2018		119,254	122,384
5.500% due 02/15/2017		163,561	168,877
6.250% due 12/01/2017		93,489	98,280
8.000% due 03/15/2020		23,306	26,627
American Express Bank FSB
6.000% due 09/13/2017		188,210	201,665
American Express Centurion Bank
6.000% due 09/13/2017		178,900	191,689
American Express Co.
6.800% due 09/01/2066		320	323
American Express Credit Corp.
1.552% due 09/14/2020		25,400	25,646
2.600% due 09/14/2020		25,000	25,087
American International Group, Inc.
3.750% due 07/10/2025		27,000	26,828
4.875% due 06/01/2022		15	16
6.250% due 03/15/2087		103,462	113,291
ASIF
3.000% due 02/17/2017	EUR	6,983	7,774
14.605% due 04/09/2018		7,126,000	5,118
AXA S.A.
7.125% due 12/15/2020	GBP	10	17
AyT Cedulas Cajas Global
4.750% due 05/25/2027	EUR	700	974
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (h)		$11,000	11,815
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	50,100	54,473
9.000% due 06/18/2024 (h)		$1,290	851
Banco Espirito Santo S.A.
2.625% due 05/08/2017	EUR	9,400	1,486
4.000% due 01/21/2019		20,600	3,067
4.750% due 01/15/2018		32,800	4,875
Banco Popolare SC
3.500% due 03/14/2019		16,400	18,296
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$208,550	208,305
4.625% due 02/13/2017		75,185	76,200

Banco Santander Chile
1.221% due 04/11/2017		900	890
1.915% due 01/19/2016		176,300	176,212
Bank of America Corp.
0.692% due 08/15/2016		2,000	1,991
0.879% due 05/02/2017		1,100	1,090
1.003% due 08/25/2017		57,000	56,938
2.000% due 01/11/2018		10	10
2.650% due 04/01/2019		40	40
3.300% due 01/11/2023		13,500	13,331
3.875% due 03/22/2017		30,200	30,981
3.875% due 08/01/2025		64,000	65,104
3.950% due 04/21/2025		20	20
4.100% due 07/24/2023		6,400	6,631
4.125% due 01/22/2024		24,900	25,775
5.700% due 01/24/2022		25	28
5.750% due 12/01/2017		49,639	53,128
6.000% due 09/01/2017		30,525	32,497
6.050% due 05/16/2016		400	407
6.400% due 08/28/2017 (l)		251,427	269,429
6.875% due 04/25/2018		542,257	598,632
7.800% due 09/15/2016		2,000	2,083
8.680% due 05/02/2017		395	417
Bank of America N.A.
0.764% due 05/08/2017 (l)		256,000	255,452
0.792% due 06/15/2016		98,360	98,325
0.812% due 06/15/2017		4,400	4,366
0.832% due 11/14/2016		44,800	44,784
5.300% due 03/15/2017		10,750	11,186
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020 (l)		72,900	79,455
Bank of Nova Scotia
1.450% due 04/25/2018		80	79
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.522% due 09/14/2018		25,000	25,082
Bankia S.A.
0.147% due 01/25/2016	EUR	4,900	5,325
4.375% due 02/14/2017		8,600	9,733
Barclays Bank PLC
7.625% due 11/21/2022		$96,000	109,500
7.750% due 04/10/2023		11,600	12,398
10.000% due 05/21/2021	GBP	3,100	5,905
10.179% due 06/12/2021		$266,737	346,130
14.000% due 06/15/2019 (h)	GBP	372,034	710,452
Barclays PLC
8.000% due 12/15/2020 (h)	EUR	6,200	7,325
BBVA Bancomer S.A.
4.500% due 03/10/2016		$101,800	102,342
6.500% due 03/10/2021		164,450	175,139
Bear Stearns Cos. LLC
0.768% due 11/21/2016		900	899
6.400% due 10/02/2017		70,525	75,973
7.250% due 02/01/2018		300	331
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		150	179
BFC Finance Corp.
7.375% due 12/01/2017		263	272
Blackstone CQP Holdco LP
9.296% due 03/19/2019		117,868	117,560
BPCE S.A.
0.934% due 11/18/2016		400	400
1.156% due 06/17/2017 (l)		305,700	305,230
Capital One Financial Corp.
4.750% due 07/15/2021		80	87
Central American Bank for Economic Integration
3.875% due 02/09/2017		180	183
CIT Group, Inc.
4.250% due 08/15/2017		48,676	49,893
5.250% due 03/15/2018		36,845	38,135
5.500% due 02/15/2019		43,598	45,669
6.625% due 04/01/2018		4,091	4,326
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	21,170
Citigroup, Inc.
0.849% due 05/01/2017		112,100	111,624
1.027% due 03/10/2017		27,835	27,776
1.280% due 07/25/2016		27,805	27,848
1.700% due 07/25/2016		300	301
2.650% due 10/26/2020		55,000	54,662
4.000% due 08/05/2024		20	20
8.400% due 04/30/2018 (h)		5,000	5,466
Corporate Office Properties LP
5.000% due 07/01/2025		28,500	28,065
Countrywide Financial Corp.
6.250% due 05/15/2016		44,755	45,513

Credit Agricole S.A.
0.996% due 06/02/2017		99,300	98,972
1.047% due 06/12/2017 (l)		272,200	271,511
5.136% due 02/24/2016 (h)	GBP	100	148
6.500% due 06/23/2021 (h)	EUR	5,500	6,156
7.500% due 06/23/2026 (h)	GBP	7,100	10,316
8.125% due 09/19/2033		$38,880	43,004
Credit Suisse AG
0.897% due 05/26/2017 (l)		143,220	142,738
1.375% due 05/26/2017		600	597
6.500% due 08/08/2023		8,600	9,286
Credit Suisse Group AG
6.250% due 12/18/2024 (h)		200	200
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		25,000	24,926
3.750% due 03/26/2025		49,100	47,527
3.800% due 09/15/2022		50,000	50,054
Denali Borrower LLC
5.625% due 10/15/2020		600	630
Digital Delta Holdings LLC
3.400% due 10/01/2020		20,000	20,052
4.750% due 10/01/2025		10,000	10,109
Digital Realty Trust LP
3.950% due 07/01/2022		31,200	31,029
Eksportfinans ASA
2.375% due 05/25/2016		61,890	61,972
2.875% due 11/16/2016	CHF	1,300	1,315
5.500% due 05/25/2016		$16,290	16,505
5.500% due 06/26/2017		54,303	56,608
FNBC Pass-Through Trust
8.080% due 01/05/2018		84	88
Ford Motor Credit Co. LLC
0.794% due 11/08/2016		62,700	62,275
0.982% due 09/08/2017		161,200	159,018
1.500% due 01/17/2017		19,250	19,119
1.594% due 05/09/2016		30,700	30,744
1.700% due 05/09/2016		18,130	18,149
2.500% due 01/15/2016		30,102	30,109
3.200% due 01/15/2021		36,975	36,770
3.984% due 06/15/2016		43,130	43,613
4.207% due 04/15/2016		24,810	25,010
4.250% due 02/03/2017		18,940	19,357
6.625% due 08/15/2017		5,850	6,238
8.000% due 12/15/2016		202,619	214,285
General Motors Financial Co., Inc.
2.750% due 05/15/2016		28,880	28,967
3.200% due 07/13/2020		63,300	62,390
3.250% due 05/15/2018		16,535	16,627
3.500% due 07/10/2019		28,400	28,524
4.375% due 09/25/2021		17,000	17,269
4.750% due 08/15/2017		36,712	38,066
6.750% due 06/01/2018		10,970	11,896
Goldman Sachs Group, Inc.
1.048% due 05/22/2017		800	799
1.712% due 09/15/2020		25,000	25,083
2.750% due 09/15/2020		25,000	25,016
3.500% due 01/23/2025		7,200	7,095
3.750% due 05/22/2025		4,900	4,944
5.250% due 07/27/2021		1,100	1,218
7.500% due 02/15/2019		300	344
GSPA Monetization Trust
6.422% due 10/09/2029		20,846	23,345
HBOS PLC
0.567% due 03/21/2017	EUR	2,800	3,040
1.152% due 09/06/2017		$34,650	34,494
1.303% due 09/30/2016		81,090	80,913
6.750% due 05/21/2018		273,366	298,862
HCP, Inc.
4.000% due 12/01/2022		30,000	29,907
HSBC Finance Corp.
0.844% due 06/01/2016		200	200
6.676% due 01/15/2021		100	115
HSBC Holdings PLC
4.000% due 03/30/2022		85	89
6.000% due 09/29/2023 (h)	EUR	1,100	1,206
6.375% due 03/30/2025 (h)		$8,900	8,911
International Lease Finance Corp.
2.462% due 06/15/2016		5,000	5,000
5.750% due 05/15/2016		67,302	68,312
6.750% due 09/01/2016		184,363	189,663
7.125% due 09/01/2018		41,275	45,351
8.750% due 03/15/2017		34,520	36,850
Intesa Sanpaolo SpA
2.375% due 01/13/2017		35,025	35,147
3.125% due 01/15/2016		90,228	90,274
5.017% due 06/26/2024		331	326
6.500% due 02/24/2021		7,500	8,517

JPMorgan Chase & Co.
0.870% due 04/25/2018		50,255	49,932
2.250% due 01/23/2020		5,200	5,121
2.550% due 10/29/2020		26,000	25,786
2.750% due 06/23/2020 (l)		108,400	108,972
3.250% due 09/23/2022		5	5
3.625% due 05/13/2024		1,700	1,728
3.875% due 02/01/2024		10,650	10,966
3.900% due 07/15/2025		23,300	24,024
6.100% due 10/01/2024 (h)		50,000	50,317
6.125% due 06/27/2017		130	138
6.750% due 02/01/2024 (h)		100,000	109,125
JPMorgan Chase Bank N.A.
0.000% due 10/04/2016 (e)		299,189	295,674
0.832% due 06/13/2016		67,215	67,122
0.836% due 06/02/2017 (l)		316,600	315,597
5.375% due 09/28/2016	GBP	8,200	12,468
6.000% due 10/01/2017		$261,000	279,143
KBC Bank NV
8.000% due 01/25/2023		53,000	57,905
KeyCorp
2.900% due 09/15/2020		25,000	24,944
LBG Capital PLC
2.975% due 03/12/2020	EUR	150	165
7.625% due 12/09/2019	GBP	19,420	29,144
7.869% due 08/25/2020		150	228
9.125% due 07/15/2020		12,033	18,103
15.000% due 12/21/2019	EUR	13,000	20,238
LeasePlan Corp. NV
2.500% due 05/16/2018		$462	455
Liberty Mutual Group, Inc.
4.850% due 08/01/2044		45	42
Liberty Property LP
4.750% due 10/01/2020		75	80
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		23,500	22,912
Lloyds Bank PLC
6.500% due 09/14/2020		100	114
12.000% due 12/16/2024 (h)		1,099,300	1,568,481
13.000% due 12/19/2021	AUD	27,200	21,475
Lloyds Banking Group PLC
7.625% due 06/27/2023 (h)	GBP	28,900	44,728
MetLife Capital Trust
9.250% due 04/08/2068		$300	415
MetLife, Inc.
4.050% due 03/01/2045		25	23
7.717% due 02/15/2019		120	140
Metropolitan Life Global Funding
2.300% due 04/10/2019		50	50
Morgan Stanley
3.750% due 02/25/2023		45	46
5.450% due 01/09/2017		130	135
5.500% due 01/26/2020		100	110
5.550% due 04/27/2017		500	525
5.625% due 09/23/2019		200	221
5.950% due 12/28/2017		1,200	1,291
6.250% due 08/28/2017		400	428
Murray Street Investment Trust
4.647% due 03/09/2017		43,780	45,121
National Australia Bank Ltd.
0.956% due 07/23/2018		1,600	1,599
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	8,400	8,934
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		$165	228
Navient Corp.
4.625% due 09/25/2017		3,940	3,891
4.875% due 06/17/2019		5,000	4,613
5.500% due 01/15/2019		74,475	69,820
6.250% due 01/25/2016		69,508	69,675
8.450% due 06/15/2018 (l)		218,996	231,041
8.780% due 09/15/2016	MXN	183,200	10,689
Novo Banco S.A.
5.000% due 04/04/2019	EUR	1,666	1,576
5.000% due 04/23/2019		11,494	10,977
5.000% due 05/14/2019		3,700	3,525
5.000% due 05/21/2019		9,756	9,492
5.000% due 05/23/2019		3,979	3,913
Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		$33,300	34,077
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		88,600	96,471
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		16,825	17,098
7.250% due 12/15/2021		45,475	45,702

Pinnacol Assurance
8.625% due 06/25/2034 (j)		15,000	15,418
Piper Jaffray Cos.
5.060% due 10/09/2018		70,000	69,885
Preferred Term Securities Ltd.
0.892% due 09/23/2035		3,768	2,883
Prologis LP
4.250% due 08/15/2023		6,000	6,324
Rabobank Group
4.375% due 08/04/2025		46,000	46,882
6.875% due 03/19/2020	EUR	12,500	16,199
8.375% due 07/26/2016 (h)		$7,500	7,739
8.400% due 06/29/2017 (h)		300	323
11.000% due 06/30/2019 (h)		211,357	261,713
Rio Oil Finance Trust
9.250% due 07/06/2024		11,900	8,821
9.750% due 01/06/2027		43,900	32,322
Royal Bank of Canada
1.875% due 02/05/2020		15	15
2.200% due 09/23/2019		95	95
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024		537	545
6.100% due 06/10/2023		584	629
6.990% due 10/05/2017 (h)		47,350	55,044
7.648% due 09/30/2031 (h)		15,090	18,768
Royal Bank of Scotland PLC
9.500% due 03/16/2022		700	759
Santander Issuances S.A.U.
5.911% due 06/20/2016		11,040	11,216
Shinhan Bank
4.125% due 10/04/2016 (l)		18,900	19,263
Sirius International Group Ltd.
6.375% due 03/20/2017		95	97
SL Green Realty Corp.
4.500% due 12/01/2022		200	203
5.000% due 08/15/2018		68	71
7.750% due 03/15/2020		400	467
Springleaf Finance Corp.
5.750% due 09/15/2016		5,340	5,420
6.500% due 09/15/2017		3,200	3,272
6.900% due 12/15/2017		39,020	40,483
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	8,949	11,225
5.744% due 04/13/2040		7,799	10,124
5.801% due 10/13/2040		19,807	25,585
Turkiye Garanti Bankasi A/S
2.817% due 04/20/2016		$85,800	85,873
UBS AG
0.974% due 06/01/2017		36,700	36,638
1.264% due 06/01/2020		13,300	13,263
4.750% due 05/22/2023		9,100	9,262
5.875% due 12/20/2017		233	252
7.250% due 02/22/2022		3,950	4,133
7.625% due 08/17/2022		36,250	41,380
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		20,000	19,837
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		200	212
WEA Finance LLC
3.250% due 10/05/2020		25,000	25,133
3.750% due 09/17/2024		6,000	5,978
Wells Fargo & Co.
3.500% due 03/08/2022		7,400	7,635
5.900% due 06/15/2024 (h)		74,800	75,641
7.980% due 03/15/2018 (h)		144,300	150,072
Wells Fargo Bank N.A.
0.772% due 06/15/2017 (l)		119,000	118,602
6.000% due 11/15/2017		600	647

			14,263,026

INDUSTRIALS 2.0%
AbbVie, Inc.
1.800% due 05/14/2018		700	697
Actavis Funding SCS
3.000% due 03/12/2020		15	15
3.800% due 03/15/2025		10	10
4.550% due 03/15/2035		15	15
Alibaba Group Holding Ltd.
2.500% due 11/28/2019		31,000	30,324
Altria Group, Inc.
4.000% due 01/31/2024		30	31
America West Airlines Pass-Through Trust
6.870% due 07/02/2018		385	389

Anadarko Petroleum Corp.
3.450% due 07/15/2024	10	9
Anthem, Inc.
4.650% due 08/15/2044	50	48
Apple, Inc.
1.000% due 05/03/2018	30	30
Asciano Finance Ltd.
4.625% due 09/23/2020	30	30
Baidu, Inc.
2.750% due 06/09/2019	24,600	24,502
BAT International Finance PLC
2.750% due 06/15/2020	40,900	40,949
Baxalta, Inc.
1.366% due 06/22/2018	21,450	21,396
2.875% due 06/23/2020	12,500	12,363
3.600% due 06/23/2022	5,000	5,009
4.000% due 06/23/2025	4,100	4,068
Beam Suntory, Inc.
5.375% due 01/15/2016	3,593	3,597
Becton Dickinson and Co.
1.800% due 12/15/2017	300	300
BMW U.S. Capital LLC
0.756% due 06/02/2017 (l)	199,400	198,213
Burlington Northern Santa Fe LLC
3.000% due 03/15/2023	5	5
California Resources Corp.
5.000% due 01/15/2020 (l)	6,110	2,207
8.000% due 12/15/2022 (l)	16,392	8,667
Canadian Pacific Railway Co.
4.450% due 03/15/2023	125	133
Catholic Health Initiatives
4.350% due 11/01/2042	45	42
CBS Corp.
4.000% due 01/15/2026	8,000	7,821
CC Holdings GS LLC
3.849% due 04/15/2023	500	492
CCO Safari LLC
3.579% due 07/23/2020	30,000	29,853
4.464% due 07/23/2022	53,600	53,474
4.908% due 07/23/2025	50,000	50,026
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	400	450
Chesapeake Energy Corp.
3.250% due 03/15/2016	2,390	2,300
3.571% due 04/15/2019	67,000	18,928
Cisco Systems, Inc.
2.125% due 03/01/2019	35	35
City of Hope
5.623% due 11/15/2043	30,000	33,823
Comcast Corp.
4.200% due 08/15/2034	55	55
Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,699
ConAgra Foods, Inc.
1.900% due 01/25/2018	13,000	12,935
2.100% due 03/15/2018	1,821	1,817
ConocoPhillips Co.
3.350% due 05/15/2025	65	59
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019	2,273	2,386
7.707% due 10/02/2022	1,510	1,649
9.000% due 01/08/2018	9,389	9,697
Continental Resources, Inc.
3.800% due 06/01/2024	20	14
Corning, Inc.
2.900% due 05/15/2022	5	5
4.700% due 03/15/2037	25	24
CSN Islands Corp.
6.875% due 09/21/2019 (l)	17,900	9,487
CVS Pass-Through Trust
8.353% due 07/10/2031	236	292
Daimler Finance North America LLC
1.044% due 08/03/2017	17,700	17,686
Dell, Inc.
3.100% due 04/01/2016	163	164
Devon Energy Corp.
3.250% due 05/15/2022	2,000	1,703
5.850% due 12/15/2025 (l)	28,500	27,771
Domtar Corp.
9.500% due 08/01/2016	12,527	13,120
Dow Chemical Co.
8.550% due 05/15/2019	100	118
Ecopetrol S.A.
4.125% due 01/16/2025	30	24

Energy Transfer Partners LP
2.500% due 06/15/2018		22,100	21,174
3.600% due 02/01/2023		24,395	20,125
4.750% due 01/15/2026		48,200	41,566
4.900% due 02/01/2024		25	22
5.150% due 02/01/2043		1,000	717
5.150% due 03/15/2045		3,015	2,138
5.200% due 02/01/2022		12,325	11,531
Enterprise Products Operating LLC
1.650% due 05/07/2018		40	39
3.350% due 03/15/2023		3,700	3,352
3.700% due 02/15/2026		2,400	2,159
3.750% due 02/15/2025		7,750	7,106
4.850% due 03/15/2044		2,500	2,030
ERAC USA Finance LLC
2.800% due 11/01/2018		30	30
GATX Corp.
1.250% due 03/04/2017		95	94
General Motors Co.
1.000% due 07/31/2099		20,000	0
3.500% due 10/02/2018		145	147
4.000% due 04/01/2025		30	29
Georgia-Pacific LLC
5.400% due 11/01/2020		200	221
Gerdau Trade, Inc.
5.750% due 01/30/2021		300	239
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/2023		20	20
Hamilton College
4.750% due 07/01/2113		58,970	49,077
Hanson Ltd.
6.125% due 08/15/2016		73,000	75,099
HCA, Inc.
3.750% due 03/15/2019		59,891	60,490
5.875% due 03/15/2022		300	317
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	40,900	41,337
4.500% due 12/06/2016	JPY	1,230,000	9,417
5.014% due 12/27/2017	EUR	16,800	16,888
Hidden Ridge Facility Trustee
5.750% due 01/01/2021		$7,504	7,837
Hilton Worldwide Finance LLC
5.625% due 10/15/2021		8,000	8,330
Host Hotels & Resorts LP
3.750% due 10/15/2023		40	39
Howard Hughes Medical Institute
3.500% due 09/01/2023		60	62
HP, Inc.
4.650% due 12/09/2021		80	80
Hyundai Capital America
2.550% due 02/06/2019		70	70
Imperial Tobacco Finance PLC
2.950% due 07/21/2020		40,100	40,234
3.750% due 07/21/2022		29,000	29,160
7.750% due 06/24/2019	GBP	100	174
Intel Corp.
2.450% due 07/29/2020 (l)		$39,800	40,298
3.100% due 07/29/2022 (l)		10,600	10,825
Johnson & Johnson
4.375% due 12/05/2033		35	39
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022		14,290	12,463
4.150% due 02/01/2024		5,000	4,324
4.250% due 09/01/2024		4,000	3,411
Kinder Morgan, Inc.
5.050% due 02/15/2046		2,500	1,860
Korea National Oil Corp.
4.000% due 10/27/2016		200	204
Kraft Foods Group, Inc.
2.250% due 06/05/2017		100	101
Kraft Heinz Foods Co.
1.600% due 06/30/2017		27,700	27,632
2.000% due 07/02/2018		20,900	20,838
2.800% due 07/02/2020		18,250	18,226
3.500% due 07/15/2022		7,800	7,866
3.950% due 07/15/2025		19,800	20,030
5.200% due 07/15/2045		11,400	11,949
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		6,100	5,734
4.500% due 08/15/2025		2,000	1,845
MGM Resorts International
6.875% due 04/01/2016		11,306	11,433
7.500% due 06/01/2016		113,793	116,176
7.625% due 01/15/2017		33,835	35,358
NBCUniversal Media LLC
4.375% due 04/01/2021		300	326
Noble Energy, Inc.
5.250% due 11/15/2043		45	36

Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023		8,773	9,924
7.150% due 04/01/2021		4,705	4,943
NXP BV
3.500% due 09/15/2016		400	401
Oracle Corp.
2.375% due 01/15/2019		65	66
Pactiv LLC
8.125% due 06/15/2017		9,800	10,388
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029		150	200
Philip Morris International, Inc.
1.875% due 01/15/2019		25	25
Pioneer Natural Resources Co.
3.950% due 07/15/2022		210	192
President and Fellows of Harvard College
6.500% due 01/15/2039		1,000	1,382
Regency Energy Partners LP
4.500% due 11/01/2023		27,045	23,446
5.000% due 10/01/2022		13,200	11,715
5.750% due 09/01/2020		1,000	978
5.875% due 03/01/2022		35,134	33,160
Reynolds American, Inc.
4.000% due 06/12/2022		11,942	12,440
4.450% due 06/12/2025		30,000	31,452
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		9,500	8,788
5.750% due 05/15/2024		15,500	13,563
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016		2,807	2,815
5.462% due 02/16/2021		40	45
Tencent Holdings Ltd.
2.000% due 05/02/2017		28,000	28,040
2.875% due 02/11/2020		22,200	22,079
3.800% due 02/11/2025		20,000	19,640
Tesco PLC
5.125% due 04/10/2047	EUR	8,300	7,635
Time Warner Cable, Inc.
5.850% due 05/01/2017		$1,600	1,674
8.250% due 04/01/2019		240	276
Time Warner, Inc.
4.650% due 06/01/2044		70	64
5.350% due 12/15/2043		20	20
UAL Pass-Through Trust
9.200% due 03/29/2049 ^		632	183
10.400% due 05/01/2018		11,477	12,181
UnitedHealth Group, Inc.
3.750% due 07/15/2025		5,000	5,165
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		9,700	34
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	21,200	20,111
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		$2,000	1,922
Williams Partners LP
3.350% due 08/15/2022		6,300	4,792
3.600% due 03/15/2022		20,450	16,112
Worthington Industries, Inc.
4.550% due 04/15/2026		30	30
Wynn Las Vegas LLC
4.250% due 05/30/2023		200	172
Wynn Macau Ltd.
5.250% due 10/15/2021		200	177
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		237	234
3.150% due 04/01/2022		280	276
3.550% due 04/01/2025		322	314

			1,761,334

UTILITIES 1.8%
AT&T, Inc.
3.400% due 05/15/2025		20,300	19,551
4.750% due 05/15/2046		18,000	16,541
Bell Canada
5.410% due 09/26/2016	CAD	110	82
BellSouth Corp.
4.821% due 04/26/2021 (l)		$153,300	155,134
Blue Racer Midstream LLC
6.125% due 11/15/2022		22,914	15,925
BP Capital Markets PLC
3.245% due 05/06/2022		130	129
British Telecommunications PLC
5.750% due 12/07/2028	GBP	75	134

Electricite de France S.A.
1.150% due 01/20/2017		$30	30
Entergy Corp.
4.000% due 07/15/2022		17,500	17,880
Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020		200	211
Genesis Energy LP
5.750% due 02/15/2021		7,456	6,338
6.750% due 08/01/2022		42,099	35,995
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		6,610	6,610
6.000% due 01/15/2018		14,450	14,578
Midwest Generation LLC
8.560% due 01/02/2016		6	6
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		118,124	43,706
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (i)		9,002	2,070
6.750% due 10/01/2023 (i)		14,103	3,385
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		16,100	16,297
Petrobras Global Finance BV
1.990% due 05/20/2016		22,028	21,532
2.000% due 05/20/2016		15,705	15,509
2.461% due 01/15/2019		75,017	57,200
2.886% due 03/17/2017		238,434	219,061
3.000% due 01/15/2019		2,600	1,982
3.250% due 03/17/2017		98,020	90,914
3.406% due 03/17/2020		1,800	1,282
3.500% due 02/06/2017		25,903	24,284
3.875% due 01/27/2016		277,730	276,966
4.375% due 05/20/2023		39,085	25,894
4.875% due 03/17/2020		5,000	3,762
5.375% due 01/27/2021		16,400	12,259
5.750% due 01/20/2020		59,100	46,541
5.875% due 03/01/2018		38,900	34,718
6.250% due 03/17/2024		100	72
6.850% due 06/05/2049		93,650	61,107
7.875% due 03/15/2019		156,750	139,116
Plains All American Pipeline LP
2.850% due 01/31/2023		3,800	3,141
4.300% due 01/31/2043		1,500	990
4.650% due 10/15/2025		1,500	1,313
4.700% due 06/15/2044		1,500	1,048
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		4,017	4,290
5.832% due 09/30/2016		2,948	3,014
6.750% due 09/30/2019		11,400	13,263
Shell International Finance BV
2.375% due 08/21/2022		140	134
3.250% due 05/11/2025		6,200	6,066
4.375% due 05/11/2045		3,500	3,318
Sprint Communications, Inc.
6.000% due 12/01/2016		4,885	4,870
8.375% due 08/15/2017		37,186	36,814
Telecom Italia SpA
7.375% due 12/15/2017	GBP	13,000	20,876
Verizon Communications, Inc.
0.877% due 06/09/2017		$15,000	14,942
2.625% due 02/21/2020		35	35
3.000% due 11/01/2021		10	10
3.450% due 03/15/2021		3	3
3.500% due 11/01/2024		15	15
4.400% due 11/01/2034		10	9
4.500% due 09/15/2020		32,325	34,772
4.600% due 04/01/2021		10,785	11,607
5.050% due 03/15/2034		40	40
5.150% due 09/15/2023		43,236	47,612
6.400% due 09/15/2033		29	33
Virginia Electric & Power Co.
4.450% due 02/15/2044		10	10
Williams Partners LP
4.875% due 05/15/2023		24,000	19,486

			1,614,512

Total Corporate Bonds & Notes (Cost $17,207,483)			17,638,872

MUNICIPAL BONDS & NOTES 4.3%
CALIFORNIA 2.4%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029		120	145
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		63,500	83,339

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	20,335	27,426
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	100	123
6.907% due 10/01/2050	71,900	98,855
6.918% due 04/01/2040	28,100	37,120
7.043% due 04/01/2050	82,020	113,136
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	73,500	87,308
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	65,245	91,382
7.350% due 11/01/2039	118,140	167,458
7.500% due 04/01/2034	56,402	78,758
7.550% due 04/01/2039	40,612	59,030
California State General Obligation Bonds, (BABs), Series 2010
6.650% due 03/01/2022	2,700	3,251
7.600% due 11/01/2040	223,605	332,109
7.625% due 03/01/2040	11,600	16,904
7.950% due 03/01/2036	168,635	201,908
California State General Obligation Notes, Series 2009
5.950% due 04/01/2016	3,200	3,243
6.200% due 10/01/2019	1,650	1,899
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	34,355	44,681
8.000% due 03/01/2035	7,070	8,216
Irvine Unified School District, California Special Tax Notes, Series 2011
4.931% due 09/01/2016	500	510
5.395% due 09/01/2017	1,000	1,049
5.845% due 09/01/2018	750	807
6.328% due 09/01/2019	500	553
6.578% due 09/01/2020	1,000	1,129
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	4,000	4,433
8.360% due 08/01/2040	9,525	10,621
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	39,265	53,036
7.618% due 08/01/2040	300	420
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	64,920	88,586
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	14,600	17,596
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	14,900	17,602
5.813% due 06/01/2040	27,600	33,383
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	250
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	44,000	53,909
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	43,578
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	56,400	72,921
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	31,390	40,320
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,587
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	15,800	21,796
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	22,100	25,414
7.200% due 08/01/2039	25,000	28,565
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	37,000	41,887
San Francisco, California City & County Certificates of Participation Bonds, (BABs), Series 2009
6.487% due 11/01/2041	5,300	6,331
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	810
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,295
Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2006
5.581% due 10/01/2016	30	31
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,126
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	23,175	28,235
6.296% due 05/15/2050	29,500	33,889
University of California Revenue Bonds, Series 2011
0.744% due 07/01/2041	59,900	59,891

		2,161,851

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	187

Stratford, Connecticut General Obligation Bonds, Series 2013
6.000% due 08/15/2038	3,400	4,113

		4,300

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	134,334	159,653
7.055% due 04/01/2057	1,665	1,865

		161,518

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	72,600	78,841
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	42,475	45,542
6.899% due 12/01/2040	206,865	240,629
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	43,000	45,482
7.750% due 01/01/2042	18,700	18,943
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	10
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	40,160

		469,607

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	30,570	30,714

LOUISIANA 0.0%
Administrators of the Tulane Educational Fund, Louisiana Revenue Bonds, Series 2013
5.000% due 10/01/2047	10,000	9,772
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	25,100	27,617

		37,389

MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	22,600	24,976

MICHIGAN 0.0%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	8,300	9,677
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	285	247

		9,924

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	10,000	11,934

NEVADA 0.1%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	7,700	10,733
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	33,200	29,733

		40,466

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2021 (e)	3,000	2,428
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	600	631

		3,059

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.548% due 11/15/2031	27,525	33,895
6.648% due 11/15/2039	30,000	39,055
7.134% due 11/15/2030	3,700	4,409
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	200	239
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	221

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.905% due 11/01/2024	400	445
New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	12,460	12,238
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	491
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	23,900	28,283
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	4,200	4,520
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	46,700	44,929

		168,725

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	81,000	94,872
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	175	204
7.834% due 02/15/2041	17,000	23,412
8.084% due 02/15/2050	197,760	291,862
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,100	1,399
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,925	2,532
6.500% due 06/01/2047	16,900	15,690
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,517

		433,488

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,266
5.401% due 06/15/2022	3,500	3,721
5.501% due 06/15/2023	3,500	3,719
6.532% due 06/15/2039	40,450	45,413

		55,119

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	181

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	6,025	7,718

TEXAS 0.1%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	44,900	57,874
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.426% due 04/01/2040	9,289	9,246
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.410% due 02/01/2030	18,600	22,349

		89,469

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	799

WASHINGTON 0.0%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.403% due 07/01/2025	400	402

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	150,195	130,216

Total Municipal Bonds & Notes (Cost $3,486,154)		3,841,855

U.S. GOVERNMENT AGENCIES 37.1%
Bolivia Government AID Bond
0.376% due 02/01/2019	1,618	1,550
Fannie Mae
0.000% due 04/25/2018 - 03/25/2036 (b)(e)	2,930	2,706
0.000% due 10/09/2019 (e)	13,300	12,327
0.397% due 10/27/2037	71,718	71,342
0.482% due 07/25/2037	353	332
0.522% due 01/25/2021	6	6

0.542% due 03/25/2034	101	100
0.552% due 03/25/2036	2,516	2,412
0.572% due 08/25/2034	84	83
0.622% due 05/25/2035	24	23
0.626% due 08/25/2022 (a)	75,802	2,374
0.662% due 06/25/2032	16	16
0.672% due 05/25/2037	149	149
0.722% due 12/25/2028 - 03/25/2037	2,006	2,003
0.742% due 06/25/2037	257	258
0.760% due 04/18/2028	51	52
0.772% due 08/25/2033 - 03/25/2044	2,154	2,156
0.782% due 03/25/2037	43	43
0.802% due 07/25/2037	1,482	1,491
0.810% due 10/18/2030	301	305
0.822% due 06/25/2029 - 11/25/2036	3,097	3,104
0.872% due 08/25/2021 - 09/25/2037	3,632	3,649
0.910% due 12/18/2031	79	80
0.922% due 03/25/2017 - 05/25/2040	6,428	6,477
0.942% due 10/25/2040	85	85
0.972% due 06/25/2018 - 09/25/2041	345	349
1.002% due 08/25/2037	5,844	5,881
1.022% due 08/25/2022	3	3
1.052% due 05/25/2040	2,111	2,140
1.072% due 10/25/2023 - 03/25/2024	711	722
1.092% due 03/25/2038	120	122
1.122% due 10/25/2037 - 06/25/2040	5,689	5,802
1.172% due 03/25/2038 - 11/25/2039	488	498
1.222% due 01/25/2022	7	7
1.234% due 04/01/2027	12	13
1.252% due 01/25/2022	24	24
1.272% due 12/25/2021	11	11
1.322% due 04/25/2032	14	14
1.422% due 04/25/2023	85	87
1.443% due 07/01/2042 - 10/01/2044	24,128	24,721
1.444% due 12/01/2044	2,731	2,799
1.469% due 01/01/2021	3	3
1.493% due 09/01/2041	8,467	8,664
1.605% due 06/01/2035	508	526
1.643% due 10/01/2030 - 10/01/2040	2,918	2,997
1.750% due 02/01/2022	34	34
1.770% due 06/01/2030	25	26
1.815% due 04/01/2027	17	18
1.827% due 09/01/2035	51	53
1.847% due 05/01/2023	74	74
1.859% due 03/01/2035	30	31
1.866% due 06/01/2023	52	52
1.867% due 01/01/2035	6,076	6,335
1.875% due 12/01/2024	6	6
1.876% due 09/01/2024	39	39
1.881% due 02/01/2035	1,232	1,295
1.893% due 03/01/2033 - 01/01/2035	3,468	3,617
1.901% due 10/01/2020	8	8
1.920% due 11/01/2023	11	11
1.926% due 09/01/2022	46	49
1.927% due 02/01/2023	36	37
1.954% due 12/01/2034	11	11
1.959% due 01/01/2035	60	63
1.961% due 01/01/2036	8	9
1.968% due 02/01/2035	166	175
1.972% due 02/01/2035	1,541	1,607
1.979% due 02/01/2034	47	49
2.000% due 04/01/2017	6	6
2.001% due 03/01/2019	84	86
2.018% due 09/01/2035	818	874
2.022% due 10/01/2034	141	147
2.030% due 01/01/2020	115	118
2.033% due 12/01/2020 - 08/01/2035	522	552
2.042% due 03/01/2034 - 10/01/2035	4,240	4,434
2.047% due 03/01/2034	8	9
2.053% due 01/01/2035	3,332	3,486
2.057% due 08/01/2025	541	573
2.085% due 10/01/2034	759	806
2.100% due 06/01/2021	86	89
2.122% due 11/01/2035	1,514	1,590
2.128% due 05/01/2035	70	73
2.131% due 12/01/2033	265	281
2.133% due 04/01/2036	146	153
2.145% due 11/01/2031	56	56
2.157% due 10/01/2034	967	1,017
2.175% due 09/01/2034	575	605
2.181% due 02/01/2035	786	840
2.190% due 12/01/2023	76	78
2.195% due 09/01/2035	6	7
2.200% due 08/01/2035	253	253
2.204% due 07/01/2024	42	42
2.207% due 09/01/2035	4,177	4,418

2.208% due 05/01/2034	186	197
2.210% due 02/01/2035	1,373	1,462
2.213% due 03/01/2033	100	107
2.217% due 11/01/2035	105	109
2.218% due 06/01/2035	358	377
2.225% due 11/01/2034	773	802
2.226% due 12/01/2034	111	115
2.235% due 05/01/2024	6	6
2.236% due 03/01/2035	597	634
2.243% due 12/01/2033	191	202
2.250% due 01/01/2020	1	1
2.254% due 07/01/2035	404	418
2.255% due 04/01/2033 - 12/01/2034	131	137
2.260% due 06/01/2035	35	35
2.261% due 12/01/2034	591	627
2.274% due 09/01/2035	34	36
2.276% due 01/01/2036	372	390
2.280% due 11/01/2034	1,183	1,244
2.283% due 02/01/2035	1,594	1,689
2.284% due 11/01/2019	17	17
2.296% due 10/01/2035	28	29
2.298% due 10/01/2035 - 04/01/2038	696	743
2.300% due 02/01/2035	35	37
2.302% due 12/01/2034 - 05/01/2037	73	77
2.306% due 11/01/2024	364	378
2.310% due 07/01/2019 - 02/01/2036	75	79
2.312% due 12/01/2036	64	67
2.321% due 06/01/2035 - 12/01/2035	851	904
2.325% due 12/01/2023	60	60
2.326% due 05/25/2035	10,448	10,991
2.330% due 03/01/2035	37	38
2.336% due 10/01/2019	20	20
2.338% due 05/01/2033	78	83
2.340% due 11/01/2025	61	64
2.345% due 07/01/2026 - 05/01/2036	1,143	1,210
2.346% due 05/01/2035	6,183	6,526
2.350% due 11/01/2025	37	39
2.355% due 09/01/2023 - 08/01/2035	1,561	1,661
2.356% due 01/01/2026	43	44
2.362% due 11/01/2023	12	12
2.365% due 11/01/2032	36	38
2.367% due 07/01/2034 - 08/01/2035	420	445
2.368% due 08/01/2032 - 04/01/2034	20	21
2.372% due 03/01/2025	191	199
2.373% due 03/01/2035	14	15
2.375% due 09/01/2036	1	1
2.380% due 04/01/2034	108	114
2.382% due 01/01/2036	540	577
2.385% due 08/01/2033 - 05/01/2035	4,114	4,379
2.387% due 07/01/2035	27	29
2.389% due 07/01/2021	12	12
2.390% due 09/01/2029	3	3
2.393% due 05/01/2030 - 12/01/2034	40	42
2.397% due 08/01/2035	3,040	3,236
2.399% due 09/01/2034 - 09/01/2035	7,893	8,325
2.400% due 08/01/2027	542	573
2.402% due 09/01/2033	78	81
2.406% due 12/01/2025	69	70
2.407% due 11/01/2025	220	233
2.409% due 10/01/2024	49	50
2.410% due 10/01/2034 - 05/01/2035	1,777	1,888
2.412% due 11/01/2035	340	362
2.416% due 08/01/2026	44	45
2.418% due 01/01/2037	120	128
2.420% due 02/01/2019 - 10/01/2024	52	53
2.435% due 06/01/2034 - 07/01/2035	1,682	1,772
2.436% due 12/01/2022	12	12
2.441% due 02/01/2027	114	118
2.448% due 03/01/2036	173	185
2.450% due 06/01/2024 - 06/01/2025	26	26
2.455% due 09/01/2024 - 12/01/2033	700	735
2.456% due 05/01/2025	91	95
2.460% due 06/01/2035	3,576	3,803
2.461% due 04/01/2027 - 09/01/2035	3,050	3,233
2.462% due 11/01/2034 - 06/01/2035	78	82
2.464% due 05/01/2026	23	24
2.466% due 09/01/2037	40	42
2.468% due 05/01/2035	1,367	1,450
2.470% due 07/01/2026	7	7
2.471% due 01/01/2035	675	707
2.475% due 05/01/2022	2	2
2.477% due 09/01/2035	95	100
2.481% due 11/01/2035	5,078	5,353
2.482% due 01/01/2037	15	15
2.487% due 09/01/2035	690	735
2.490% due 08/01/2035	297	315

2.491% due 11/01/2035	1,561	1,659
2.493% due 03/01/2034 - 12/01/2035	3,030	3,181
2.494% due 09/01/2019	185	192
2.500% due 02/01/2024 - 03/01/2024	13	13
2.501% due 06/01/2030	45	46
2.505% due 01/01/2036 - 03/01/2036	380	405
2.506% due 11/01/2025 - 12/01/2025	179	184
2.508% due 08/01/2035 - 09/01/2035	1,028	1,085
2.509% due 11/01/2035	2,422	2,575
2.510% due 09/01/2035	468	495
2.512% due 06/01/2035	1,945	2,069
2.519% due 08/01/2035	114	117
2.520% due 07/01/2017 - 10/01/2035	381	399
2.526% due 07/01/2034	1,560	1,661
2.533% due 08/01/2023 - 10/01/2035	419	444
2.536% due 02/01/2028 - 05/01/2030	20	21
2.538% due 09/01/2017 - 02/01/2028	175	183
2.540% due 08/01/2035	21	23
2.547% due 07/01/2035 - 09/01/2037	1,310	1,393
2.549% due 11/01/2035	479	493
2.550% due 08/01/2031	97	99
2.565% due 11/01/2023 - 11/01/2025	134	136
2.569% due 06/01/2025	199	207
2.575% due 10/01/2027	30	31
2.576% due 07/01/2020	17	17
2.580% due 09/01/2035	217	227
2.596% due 04/01/2024	123	126
2.598% due 10/01/2035	135	143
2.608% due 11/01/2034	760	807
2.611% due 08/01/2027	57	59
2.614% due 11/01/2034	1,676	1,773
2.625% due 08/01/2024 - 04/01/2035	1,327	1,411
2.628% due 02/01/2036	77	82
2.655% due 11/01/2035	725	753
2.662% due 07/01/2035 - 08/01/2035	953	1,007
2.663% due 06/01/2033	70	74
2.669% due 10/01/2035	78	82
2.676% due 12/01/2027	124	129
2.680% due 02/01/2022 - 12/01/2023	5,399	5,438
2.683% due 06/01/2035	476	507
2.687% due 09/01/2035	325	344
2.725% due 12/01/2026	9	9
2.750% due 01/01/2018 - 09/01/2022	11,440	11,607
2.770% due 05/01/2035	29	31
2.782% due 10/01/2026	7	7
2.787% due 11/01/2035	1,011	1,074
2.790% due 07/01/2022	4,235	4,300
2.800% due 03/01/2018 - 08/01/2022	12,213	12,409
2.825% due 02/01/2020	10	10
2.830% due 07/01/2022	3,569	3,631
2.836% due 12/01/2030	10	10
2.847% due 04/01/2026	10	11
2.850% due 06/01/2022	98	100
2.870% due 03/01/2022 - 09/01/2027	127,308	124,496
2.875% due 10/01/2023	9	9
2.895% due 03/01/2023	73	75
2.920% due 03/01/2022	3,885	3,982
2.934% due 12/01/2017	68	68
2.950% due 02/01/2021	13	13
2.960% due 05/01/2022 - 07/01/2022	6,823	6,991
2.963% due 05/01/2023	89	91
3.000% due 01/01/2022 - 12/01/2043	271,389	276,768
3.007% due 08/01/2022	170	177
3.025% due 11/01/2022	7	7
3.040% due 04/01/2022	3,033	3,128
3.044% due 05/01/2022	8,503	8,771
3.085% due 04/01/2018	33	33
3.155% due 05/01/2022	577	601
3.264% due 10/01/2027	81	81
3.330% due 11/01/2021	15,684	16,244
3.344% due 02/01/2033	1	1
3.345% due 09/01/2021	2	2
3.375% due 03/01/2023	49	50
3.380% due 11/01/2021	1,025	1,086
3.414% due 10/01/2020	376	397
3.420% due 11/01/2021	5,240	5,479
3.437% due 03/01/2022	61,306	64,614
3.445% due 07/01/2024	21	21
3.460% due 02/01/2021	13	13
3.500% due 10/01/2018 - 08/01/2045	439,829	461,062
3.570% due 11/01/2021	2,720	2,865
3.619% due 12/01/2020	277	292
3.720% due 12/01/2035	34	36
3.728% due 02/25/2033	999	997
3.748% due 08/01/2027	185	191
3.753% due 09/01/2028	26	27

3.830% due 07/01/2021	294	313
3.840% due 05/01/2018	350	366
3.980% due 07/01/2021	125,500	135,662
4.000% due 03/01/2019 - 08/01/2044	73,937	78,014
4.295% due 11/01/2021	23	23
4.321% due 12/01/2036	275	293
4.381% due 06/01/2021	528	576
4.419% due 02/01/2028	8	9
4.500% due 11/01/2016 - 10/01/2045	415,959	447,311
4.507% due 01/01/2036	309	324
4.611% due 09/01/2034	229	245
4.660% due 03/01/2023	193	198
4.697% due 12/01/2035	411	434
5.000% due 06/01/2018 - 02/01/2045	70,661	77,874
5.028% due 04/01/2036	1	1
5.030% due 05/01/2024	2,108	2,402
5.100% due 06/01/2029	17	18
5.198% due 02/01/2016	14	14
5.279% due 03/01/2036	335	351
5.500% due 09/01/2017 - 02/01/2042	215,260	240,060
5.514% due 03/01/2036	323	342
5.648% due 02/25/2037 (a)	43	7
5.678% due 06/25/2037 - 08/25/2043 (a)	43,284	9,498
5.689% due 06/01/2036	47	47
5.728% due 12/25/2042 (a)	8,873	1,152
5.735% due 12/25/2042	12,304	13,824
5.750% due 12/20/2027 - 08/25/2034	1,363	1,537
5.777% due 02/01/2036	508	540
5.778% due 03/25/2039 (a)	45,397	4,389
5.790% due 10/01/2017	356	378
5.800% due 03/01/2036	498	521
5.828% due 05/25/2037 - 01/25/2040 (a)	2,834	511
5.878% due 08/25/2042 (a)	36,548	8,207
5.958% due 03/25/2037 (a)	134	20
6.000% due 03/01/2016 - 10/25/2044	845,080	956,088
6.047% due 09/01/2036	2	2
6.078% due 02/25/2037 (a)	634	98
6.128% due 07/25/2036 (a)	1,318	238
6.160% due 08/01/2017	134	139
6.178% due 12/25/2036 - 06/25/2037 (a)	1,119	193
6.218% due 12/25/2036 (a)	453	88
6.228% due 07/25/2037 (a)	894	127
6.250% due 07/01/2024 - 02/25/2029	430	473
6.290% due 02/25/2029	78	83
6.300% due 10/17/2038	1,104	1,143
6.338% due 05/25/2037 (a)	98	17
6.357% due 10/25/2042	10,651	12,235
6.500% due 02/01/2017 - 02/25/2047	35,058	39,351
6.750% due 10/25/2023	82	91
6.900% due 05/25/2023	10	11
6.905% due 08/25/2037	79	85
7.000% due 03/01/2016 - 01/25/2048	5,188	5,749
7.078% due 09/25/2038 (a)	646	66
7.375% due 05/25/2022	238	269
7.481% due 03/25/2039	5	6
7.500% due 07/01/2016 - 07/25/2041	1,932	2,075
7.750% due 01/25/2022	162	173
7.780% due 01/01/2018	1,695	1,728
7.800% due 10/25/2022 - 06/25/2026	63	72
8.000% due 12/25/2016 - 08/01/2032	5,668	6,735
8.000% due 08/18/2027 (a)	3	1
8.060% due 04/01/2030	1,438	1,737
8.500% due 06/01/2017 - 07/01/2037	1,403	1,603
8.500% due 01/25/2018 (a)	1	0
8.750% due 01/25/2021	35	38
8.845% due 10/25/2043	69,001	81,548
9.000% due 04/01/2017 - 11/01/2025	347	385
9.000% due 06/25/2022 (a)	12	2
9.147% due 09/25/2028	23	24
9.250% due 04/25/2018	3	3
9.300% due 05/25/2018 - 08/25/2019	5	5
9.500% due 01/01/2018 - 03/01/2026	160	170
9.578% due 11/25/2040	2	2
10.000% due 08/01/2017 - 05/01/2022	21	20
903.213% due 08/25/2021 (a)	0	1
Fannie Mae, TBA
3.000% due 01/01/2031 - 02/01/2046	2,984,000	3,010,370
3.500% due 01/01/2031 - 02/01/2046	7,307,000	7,547,004
4.000% due 01/01/2046 - 02/01/2046	9,455,000	9,990,471
4.500% due 01/01/2046 - 02/01/2046	2,679,100	2,889,592
5.000% due 01/01/2046	48,200	53,055
5.500% due 01/20/2031 - 01/01/2046	361,500	401,562
6.000% due 01/01/2046	161,000	181,919
FDIC Structured Sale Guaranteed Notes
0.744% due 11/29/2037	6,238	6,223
2.980% due 12/06/2020	2,896	2,944

Federal Housing Administration
1.000% due 08/01/2020	161	160
6.896% due 07/01/2020	2,083	1,977
7.110% due 05/01/2019	172	171
7.315% due 08/01/2019	1,580	1,574
7.350% due 04/01/2019	7	7
7.375% due 02/01/2018	42	42
7.430% due 10/01/2018 - 05/01/2024	1,634	1,622
7.450% due 05/01/2021	1,220	1,217
7.460% due 01/01/2023	12	12
7.465% due 11/01/2019	446	445
Freddie Mac
0.200% due 09/25/2043 (a)	1,075,343	7,323
0.462% due 12/25/2036	4,784	4,776
0.571% due 05/15/2036	1	1
0.581% due 07/15/2034	166	167
0.631% due 02/15/2037	4	4
0.671% due 02/15/2037	27	27
0.681% due 12/15/2029	52	53
0.682% due 08/25/2031	313	307
0.731% due 06/15/2018 - 05/15/2041	4,203	4,223
0.781% due 06/15/2023 - 12/15/2031	81	82
0.831% due 06/15/2030 - 12/15/2032	101	101
0.842% due 09/25/2025	58,000	57,696
0.881% due 01/15/2042	300	303
0.911% due 05/15/2032 - 07/15/2037	5,742	5,832
0.943% due 09/25/2022	147,000	146,806
1.001% due 08/15/2037	6,257	6,350
1.041% due 10/15/2037	2,858	2,885
1.051% due 05/15/2037	1,857	1,871
1.061% due 05/15/2040	42	43
1.081% due 08/15/2036	58	59
1.181% due 11/15/2039	79	80
1.331% due 02/15/2021	6	6
1.360% due 10/25/2023	67	67
1.422% due 05/25/2043	6,258	6,423
1.443% due 02/25/2045	18,843	19,175
1.540% due 12/25/2018 (a)	283,598	11,011
1.643% due 07/25/2044	3,163	3,216
1.645% due 06/25/2020 (a)	18,150	974
1.680% due 01/01/2022	17	17
1.750% due 04/01/2017 - 06/01/2017	1	0
1.814% due 12/01/2026	214	221
1.875% due 12/01/2016	7	7
1.890% due 10/25/2023	336	349
1.948% due 10/01/2023	25	25
1.964% due 05/01/2037	313	326
1.971% due 02/01/2037	19	19
1.972% due 03/01/2035	594	631
1.983% due 03/01/2024	46	46
2.000% due 06/01/2022	3	3
2.093% due 09/01/2035	53	56
2.125% due 02/01/2018 - 09/01/2018	6	6
2.130% due 05/01/2023	46	47
2.140% due 05/01/2020	10	10
2.142% due 04/01/2036	544	574
2.164% due 10/01/2022	21	21
2.213% due 09/01/2035	22	24
2.221% due 01/01/2036	3	3
2.233% due 07/01/2023	22	23
2.237% due 05/01/2035	8,654	9,128
2.250% due 01/01/2019 - 02/01/2038	29	29
2.277% due 06/01/2033	141	149
2.311% due 07/01/2020	53	54
2.318% due 04/01/2023	4	4
2.323% due 10/25/2018	15	15
2.340% due 03/01/2035	9	9
2.345% due 08/01/2035	363	385
2.347% due 07/01/2032 - 02/01/2036	245	259
2.360% due 07/01/2022	49	49
2.375% due 10/01/2035	57	58
2.380% due 03/01/2036	87	93
2.382% due 01/01/2037	115	123
2.388% due 07/01/2025	126	130
2.389% due 06/01/2037	20	21
2.396% due 04/01/2025	4	4
2.397% due 10/01/2035	330	348
2.400% due 09/01/2028	1	1
2.401% due 05/01/2037	69	74
2.405% due 04/01/2025	36	36
2.418% due 07/01/2023	46	47
2.422% due 11/01/2023	64	66
2.424% due 04/01/2036	4	5
2.427% due 06/01/2022	151	158
2.429% due 12/01/2037	71	74
2.439% due 07/01/2024	19	19

2.443% due 06/01/2035	16,052	17,014
2.445% due 06/01/2022 - 08/01/2023	77	79
2.448% due 05/01/2021	254	263
2.449% due 02/01/2025	7	8
2.452% due 10/01/2026	114	120
2.456% due 04/01/2025	1	1
2.472% due 04/01/2024	167	171
2.474% due 08/01/2035	17	18
2.475% due 11/01/2028	246	255
2.478% due 08/01/2023	157	163
2.480% due 09/01/2023	12	12
2.484% due 09/01/2037	10	11
2.485% due 09/01/2035	3,297	3,499
2.487% due 05/01/2022 - 08/01/2035	55	58
2.490% due 08/01/2023 - 09/01/2023	44	44
2.497% due 06/01/2024	134	141
2.498% due 05/01/2027	8	8
2.500% due 05/01/2023 - 08/01/2035	12,786	13,599
2.505% due 07/01/2035	3,590	3,803
2.509% due 05/01/2036	244	260
2.514% due 10/01/2035	9,259	9,816
2.515% due 11/01/2026	142	145
2.516% due 05/01/2023 - 09/01/2023	62	63
2.519% due 03/01/2022	139	143
2.521% due 09/01/2035 - 07/01/2036	143	152
2.525% due 09/01/2023	203	214
2.526% due 01/01/2034	2,132	2,261
2.530% due 07/01/2033	5	5
2.532% due 12/01/2022 - 10/01/2024	30	31
2.547% due 12/01/2018	17	18
2.549% due 10/01/2023	37	38
2.553% due 02/01/2026	258	269
2.567% due 10/01/2035	5,020	5,315
2.571% due 08/01/2023	360	371
2.573% due 06/01/2021	61	62
2.576% due 10/01/2023	72	74
2.582% due 10/01/2023	102	105
2.583% due 01/01/2028	12	13
2.589% due 11/01/2035	6,506	6,863
2.593% due 10/01/2024	11	12
2.605% due 07/01/2035	3,921	4,179
2.606% due 10/01/2023 - 10/01/2035	7,579	7,969
2.607% due 07/01/2027	10	11
2.615% due 06/01/2020 - 11/01/2023	9	9
2.619% due 09/01/2023	176	181
2.620% due 04/01/2029 - 05/01/2037	98	102
2.626% due 12/01/2035 - 02/01/2037	182	190
2.643% due 07/01/2032	42	44
2.658% due 07/01/2030	450	472
2.666% due 10/01/2020	3	3
2.673% due 01/01/2024	6	7
2.678% due 10/01/2023	50	51
2.685% due 11/01/2035	242	248
2.695% due 10/01/2035	5,989	6,331
2.697% due 11/01/2034	262	279
2.741% due 11/01/2035	4,663	4,930
2.750% due 12/01/2023	52	53
2.754% due 08/01/2023	26	26
2.762% due 01/01/2021	8	8
2.780% due 10/01/2020	12	12
2.820% due 03/01/2021	88	91
2.920% due 06/01/2030	285	297
2.941% due 01/25/2036	2,940	3,058
2.951% due 07/01/2019	49	50
2.954% due 08/15/2032	1,562	1,634
2.967% due 05/01/2018	21	21
3.000% due 03/01/2027	33	34
3.000% due 08/15/2027 (a)	19,317	1,997
3.001% due 05/01/2020	4	4
3.027% due 07/01/2019	1	1
3.049% due 05/01/2018	37	37
3.155% due 01/01/2019	19	19
3.158% due 04/01/2029	14	14
3.200% due 01/01/2019	1	1
3.415% due 05/01/2018	17	17
3.500% due 09/01/2018 - 02/01/2044	21,403	21,128
3.883% due 01/25/2047	100	102
4.000% due 09/15/2018 - 04/01/2044	34,377	36,289
4.500% due 03/01/2018 - 08/01/2045	342,886	370,275
5.000% due 10/01/2016 - 07/01/2040	25,862	27,869
5.500% due 09/01/2017 - 07/01/2047	9,770	10,845
5.535% due 03/01/2036	226	232
5.670% due 06/15/2042 - 08/15/2042 (a)	67,331	12,305
5.920% due 02/15/2038 (a)	651	114
5.950% due 06/15/2028	17,330	18,869
5.970% due 05/15/2039 (a)	685	123

6.000% due 02/01/2016 - 10/15/2036	51,912	58,339
6.049% due 04/01/2036	161	164
6.120% due 03/15/2037 (a)	361	62
6.170% due 08/15/2036 (a)	287	54
6.180% due 12/15/2041 (a)	28,440	3,974
6.250% due 12/15/2028	282	314
6.250% due 09/15/2036 (a)	406	74
6.320% due 11/15/2036 (a)	15,596	2,926
6.370% due 03/15/2036 (a)	166	26
6.500% due 01/01/2016 - 10/25/2043	78,049	88,254
6.950% due 07/15/2021 - 08/15/2021	24	25
7.000% due 03/01/2017 - 10/25/2043	15,159	17,322
7.000% due 09/15/2023 (a)	5	1
7.400% due 02/01/2021	75	75
7.500% due 02/01/2016 - 11/01/2037	5,237	5,994
7.645% due 05/01/2025	5,456	5,828
7.800% due 09/15/2020	1	1
8.000% due 08/01/2016 - 06/01/2030	805	901
8.250% due 06/15/2022	53	59
8.500% due 12/01/2016 - 06/01/2030	469	519
8.709% due 11/15/2033	986	1,091
8.750% due 12/15/2020	23	26
8.900% due 11/15/2020	93	100
8.991% due 09/15/2043 - 12/15/2043	37,871	44,901
9.000% due 08/01/2016 - 07/01/2030	166	183
9.000% due 05/01/2022 (a)	1	0
9.500% due 09/01/2016 - 12/01/2022	83	88
10.000% due 06/01/2017 - 03/01/2021	4	5
10.500% due 10/01/2017 - 01/01/2021	3	3
11.181% due 09/15/2041	11	11
12.209% due 02/15/2041	9	12
12.660% due 03/15/2044	8,076	8,283
19.608% due 05/15/2033	377	544
36.657% due 08/15/2037	1,090	1,949
Freddie Mac, TBA
3.500% due 01/01/2046 - 02/01/2046	1,107,000	1,138,765
4.000% due 01/01/2046 - 02/01/2046	397,000	419,275
4.500% due 01/01/2046	727,000	783,147
5.500% due 01/01/2046	81,000	89,591
Ginnie Mae
0.652% due 06/20/2065	49,099	48,741
0.662% due 09/20/2065	39,810	39,736
0.692% due 03/20/2065	32,043	32,022
0.745% due 06/16/2031 - 03/16/2032	189	189
0.772% due 06/20/2065	7,503	7,425
0.795% due 11/16/2029	23	23
0.812% due 08/20/2065	50,804	50,388
0.845% due 02/16/2030 - 04/16/2032	800	805
0.895% due 12/16/2025	33	33
0.945% due 02/16/2030	739	747
0.995% due 02/16/2030	332	335
1.144% due 11/16/2043 (a)	129,669	6,643
1.279% due 02/20/2060	39,496	39,838
1.352% due 03/20/2031	51	52
1.625% due 11/20/2021 - 10/20/2033	9,102	9,433
1.750% due 02/20/2017 - 04/20/2041	29,672	30,592
1.875% due 07/20/2017 - 07/20/2034	11,115	11,472
2.000% due 05/20/2017 - 08/20/2030	7,405	7,606
2.250% due 01/20/2025	9	10
2.500% due 06/20/2021 - 07/15/2043	617	607
3.000% due 12/20/2018 - 06/20/2025	102	105
3.500% due 12/20/2017 - 08/15/2045	112,995	117,668
3.950% due 07/15/2025	94	99
4.000% due 02/20/2016 - 05/20/2041	4,688	4,940
4.000% due 02/20/2044 (a)	90,833	10,725
4.500% due 11/16/2028 - 08/15/2033	1,573	1,677
4.750% due 07/20/2035	2,232	2,423
5.000% due 07/15/2033 - 12/15/2040	25,112	27,775
5.348% due 03/20/2040 (a)	38,742	5,703
5.500% due 05/20/2017 - 03/16/2034	1,837	2,083
5.698% due 07/20/2041 (a)	36,477	4,378
5.798% due 06/20/2043 (a)	51,649	6,079
6.000% due 05/15/2016 - 12/20/2041	11,923	13,569
6.250% due 03/16/2029	190	216
6.256% due 07/16/2031 - 08/16/2033 (a)	1,379	311
6.500% due 11/15/2023 - 09/20/2038	13,269	14,918
6.750% due 10/16/2040	1,682	1,833
7.000% due 12/15/2022 - 10/15/2034	1,031	1,144
7.500% due 11/20/2017 - 02/15/2035	380	434
7.750% due 08/20/2025 - 12/15/2040	1,457	1,463
8.000% due 01/15/2017 - 10/20/2031	478	533
8.250% due 04/15/2020	14	16
8.300% due 06/15/2019	4	5
8.500% due 07/15/2016 - 04/15/2031	326	358
9.000% due 04/20/2016 - 01/15/2031	239	250
9.500% due 09/15/2016 - 12/15/2026	92	99

10.000% due 03/15/2016 - 02/15/2025	40	43
10.500% due 10/20/2016 - 09/15/2021	12	12
Ginnie Mae, TBA
3.000% due 01/01/2046	11,000	11,134
3.500% due 01/01/2046 - 02/01/2046	777,400	808,970
4.000% due 01/01/2046 - 02/01/2046	787,900	836,122
5.000% due 01/01/2046	2,000	2,191
Jamaica Housing Development AID Bond
0.575% due 10/01/2018	1,936	1,930
Small Business Administration
0.875% due 05/25/2021	32	32
1.000% due 03/25/2025 - 07/25/2025	25	25
1.100% due 01/25/2019	31	31
4.340% due 03/01/2024	59	62
4.350% due 07/01/2023	151	158
4.580% due 03/01/2018	98	100
4.625% due 02/01/2025	389	412
4.770% due 04/01/2024	225	239
4.840% due 02/01/2023	140	150
4.870% due 12/01/2024	408	436
4.890% due 12/01/2023	220	237
4.930% due 01/01/2024	561	603
4.950% due 03/01/2025	503	540
5.110% due 05/01/2017 - 08/01/2025	189	202
5.120% due 11/01/2017	19	19
5.130% due 09/01/2023	1,253	1,356
5.190% due 01/01/2017 - 07/01/2024	88	94
5.230% due 11/01/2016	14	15
5.240% due 08/01/2023	130	141
5.310% due 05/01/2027	144	158
5.320% due 04/01/2027	177	195
5.340% due 11/01/2021	896	956
5.370% due 09/01/2016	24	25
5.471% due 03/10/2018	141	151
5.520% due 06/01/2024	1,382	1,508
5.680% due 05/01/2016	4	5
5.725% due 09/10/2018	2,072	2,154
5.780% due 08/01/2027	34	38
5.820% due 07/01/2027	1,320	1,490
5.870% due 07/01/2028	344	386
5.902% due 02/10/2018	1,184	1,256
6.020% due 08/01/2028	336	381
6.070% due 07/01/2026	408	457
6.340% due 03/01/2021	839	907
6.440% due 02/01/2021	270	292
6.700% due 12/01/2016	147	150
6.900% due 12/01/2020	287	307
6.950% due 11/01/2016	25	25
7.060% due 11/01/2019	174	181
7.150% due 03/01/2017	76	78
7.190% due 12/01/2019	70	72
7.200% due 10/01/2019	94	98
7.500% due 04/01/2017	32	33
7.630% due 06/01/2020	307	327
7.700% due 07/01/2016	15	16
Vendee Mortgage Trust
0.395% due 06/15/2023 (a)	7,131	69
6.427% due 01/15/2030	978	1,102
6.500% due 09/15/2024	5,583	6,193

Total U.S. Government Agencies (Cost $33,208,758)		33,297,040

U.S. TREASURY OBLIGATIONS 41.7%
U.S. Treasury Bonds
2.000% due 02/15/2025 (n)(p)	10,800	10,558
2.000% due 08/15/2025	53,890	52,548
2.125% due 05/15/2025 (n)(p)	7,300	7,205
2.250% due 11/15/2024 (l)(n)	3,288,366	3,286,952
2.500% due 02/15/2045 (l)	8,400	7,524
2.750% due 08/15/2042	1,090,400	1,040,397
2.750% due 11/15/2042	1,657,000	1,577,088
2.875% due 05/15/2043	180,940	176,111
2.875% due 08/15/2045	1,422,300	1,379,020
3.000% due 05/15/2042	1,114,600	1,119,495
3.000% due 11/15/2044	2,269,616	2,257,646
3.000% due 05/15/2045 (l)	24,400	24,248
3.000% due 11/15/2045 (l)	271,800	270,519
3.125% due 02/15/2042	443,000	456,618
3.125% due 02/15/2043	268,800	275,027
3.125% due 08/15/2044 (n)	4,693,357	4,788,552
3.375% due 05/15/2044	886,925	950,289
3.625% due 02/15/2044	18,013	20,229
4.250% due 05/15/2039	291,000	358,933
4.375% due 11/15/2039	526,400	660,901
4.375% due 05/15/2040	265,600	333,668

4.500% due 02/15/2036	65	83
4.500% due 08/15/2039	209,600	267,850
4.625% due 02/15/2040	366,400	476,511
6.250% due 05/15/2030	226	328
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2017 (n)	166,997	166,680
0.125% due 04/15/2020 (n)	409,645	404,429
0.125% due 01/15/2022	1,679,167	1,627,083
0.125% due 07/15/2022 (n)	1,270,211	1,231,410
0.125% due 01/15/2023	24,859	23,829
0.125% due 07/15/2024	32,600	30,948
0.375% due 07/15/2023	26,072	25,462
0.625% due 07/15/2021 (n)	772,347	777,334
0.625% due 02/15/2043	23,686	20,016
0.750% due 02/15/2042	45,991	40,349
0.750% due 02/15/2045	423,572	368,701
1.375% due 02/15/2044	24,489	24,877
1.750% due 01/15/2028	1,801,211	1,966,830
2.000% due 01/15/2026	2,156,670	2,394,766
2.375% due 01/15/2017 (n)	190,678	195,415
2.375% due 01/15/2025	1,524,230	1,731,893
2.375% due 01/15/2027	2,490,599	2,877,583
2.500% due 01/15/2029	1,285,253	1,521,879
3.625% due 04/15/2028	144,089	188,276
3.875% due 04/15/2029	319,441	433,780
U.S. Treasury Notes
0.375% due 01/15/2016 (n)	7,421	7,421
0.375% due 01/31/2016 (n)(p)	17,604	17,605
0.375% due 04/30/2016 (p)	152	152
0.375% due 05/31/2016 (n)	3,638	3,637
0.500% due 09/30/2016 (n)(p)	260,000	259,610
0.500% due 01/31/2017 (n)	3,329	3,317
0.500% due 04/30/2017 (n)	1,196	1,190
0.625% due 07/15/2016 (n)	2,259	2,259
0.625% due 12/31/2016 (n)	4,534	4,527
0.625% due 08/31/2017 (n)	10,600	10,534
0.750% due 06/30/2017 (p)	321	320
0.750% due 10/31/2017	216	215
0.750% due 12/31/2017 (p)	249	247
0.750% due 03/31/2018 (p)	165	164
0.875% due 01/31/2017 (n)(p)	1,729	1,730
0.875% due 02/28/2017 (p)	197	197
0.875% due 04/30/2017 (p)	45	45
0.875% due 07/15/2017 (p)	170	170
0.875% due 10/15/2017 (p)	73	73
0.875% due 01/31/2018 (p)	214	213
1.000% due 09/15/2017 (p)	42	42
1.000% due 12/15/2017 (n)	2,150	2,148
1.375% due 07/31/2018 (n)	717	720
1.375% due 09/30/2020 (p)	6,100	5,997
1.500% due 08/31/2018 (n)	2,440	2,457
1.500% due 12/31/2018 (p)	15	15
1.500% due 10/31/2019 (n)(p)	1,120	1,117
1.500% due 11/30/2019 (n)	1,544	1,538
1.500% due 01/31/2022 (n)(p)	101,400	98,601
1.625% due 07/31/2019 (n)	1,310	1,315
1.625% due 12/31/2019 (p)	98	98
1.750% due 09/30/2019 (n)(p)	815	821
1.750% due 04/30/2022 (n)(p)	97,600	96,065
1.750% due 09/30/2022	531,200	520,734
1.875% due 08/31/2022 (n)(p)	2,000	1,977
2.000% due 08/31/2021 (p)	300	301
2.000% due 10/31/2021 (n)(p)	56,900	57,078
2.000% due 07/31/2022 (n)(p)	429,200	428,138
2.125% due 01/31/2021 (n)	781	793
2.125% due 09/30/2021 (n)(p)	725	733
2.375% due 05/31/2018 (p)	239	246
2.625% due 02/29/2016 (n)	1,478	1,484

Total U.S. Treasury Obligations (Cost $38,723,598)		37,385,884

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.0%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	2,298	2,342
Adjustable Rate Mortgage Trust
0.542% due 08/25/2036	7,816	4,780
0.962% due 11/25/2035	34	29
1.572% due 03/25/2035	7,623	6,586
2.531% due 07/25/2035	1,905	1,729
2.628% due 09/25/2035	3,394	2,623
2.737% due 11/25/2035 ^	7,031	6,467
2.752% due 10/25/2035 ^	9,803	8,929
2.757% due 09/25/2035	422	352
2.760% due 03/25/2035	4,306	4,207
2.788% due 08/25/2035	3,751	3,681

2.796% due 01/25/2036		3,303	2,861
2.797% due 11/25/2035 ^		736	630
2.819% due 01/25/2036 ^		6,635	5,862
3.060% due 07/25/2035		4,194	4,018
3.493% due 03/25/2036 ^		331	252
Alba PLC
1.754% due 04/24/2049	GBP	631	921
American Home Mortgage Assets Trust
0.542% due 10/25/2046		$19,465	13,542
0.612% due 05/25/2046 ^		28,027	20,662
2.695% due 11/25/2035 ^		10,686	8,886
American Home Mortgage Investment Trust
1.022% due 02/25/2045		1,340	1,340
2.154% due 09/25/2045		4,648	4,520
2.279% due 09/25/2035		184	183
2.314% due 10/25/2034		10,545	10,550
2.404% due 12/25/2035		2,594	1,794
2.404% due 11/25/2045 ^		9,052	6,989
2.474% due 02/25/2044		53	53
2.654% due 02/25/2045		8,110	8,235
Banc of America Alternative Loan Trust
0.822% due 05/25/2035 ^		1,035	796
5.000% due 08/25/2019		352	362
5.500% due 06/25/2037 ^		1,744	1,336
6.000% due 03/25/2034		3,891	4,091
6.000% due 11/25/2035 ^		1,663	1,570
6.000% due 07/25/2046 ^		2,659	2,202
Banc of America Commercial Mortgage Trust
5.369% due 10/10/2045		1,582	1,584
5.414% due 09/10/2047		13,317	13,477
5.451% due 01/15/2049		4,756	4,881
5.619% due 04/10/2049		9,454	9,577
5.889% due 07/10/2044		980	986
Banc of America Funding Ltd.
0.463% due 11/03/2041		8,624	8,582
Banc of America Funding Trust
0.522% due 04/25/2037		454	333
0.592% due 10/20/2036		21,254	16,660
0.592% due 10/20/2046 ^		3,728	2,809
0.612% due 04/20/2047 ^		7,159	5,660
0.632% due 04/25/2037 ^		4,006	2,888
0.642% due 04/20/2035		1,182	1,156
0.692% due 05/20/2035 ^		1,222	857
0.702% due 02/20/2035		1,255	1,200
0.822% due 05/25/2037 ^		6,930	5,119
2.621% due 03/20/2036		1,055	975
2.746% due 09/20/2034		459	456
2.835% due 03/20/2035		1,101	1,098
2.870% due 11/20/2035 ^		2,227	1,990
2.881% due 02/20/2036		1,544	1,262
2.973% due 09/20/2047 ^		8,314	6,216
3.007% due 01/20/2047 ^		154	130
3.035% due 11/20/2034		6,226	6,000
3.203% due 10/20/2046 ^		2,754	2,093
4.750% due 10/25/2018		4	4
5.052% due 09/20/2046 ^		4,700	3,877
5.079% due 10/20/2046 ^		4,358	3,542
5.152% due 04/20/2036 ^		4,928	4,253
5.349% due 05/20/2036 ^		2,509	2,297
5.500% due 09/25/2034		7,389	7,384
5.660% due 03/20/2036		376	339
5.750% due 09/25/2036		3,472	3,533
5.753% due 10/25/2036 ^		985	805
5.837% due 01/25/2037 ^		867	728
5.888% due 04/25/2037 ^		2,804	2,524
6.000% due 09/25/2036 ^		487	440
6.000% due 09/25/2036		5,304	5,143
Banc of America Mortgage Trust
1.122% due 11/25/2035 ^		274	239
2.538% due 11/25/2034		1,151	1,103
2.650% due 02/25/2035		2,355	2,325
2.677% due 07/25/2034		194	198
2.691% due 04/25/2034		136	137
2.721% due 05/25/2034		762	757
2.748% due 07/25/2035		2,424	2,314
2.766% due 01/25/2036		4,665	4,024
2.791% due 05/25/2033		1,315	1,330
2.793% due 06/25/2033		436	438
2.799% due 09/25/2033		1,144	1,139
2.810% due 07/25/2035 ^		1,815	1,691
2.823% due 08/25/2035 ^		10,342	9,491
2.869% due 11/25/2034		1,864	1,868
2.947% due 11/25/2035 ^		1,249	1,162
2.967% due 02/25/2035		1,259	1,238
3.032% due 07/25/2035		1,028	1,006
3.268% due 11/25/2034		2,080	1,974

3.550% due 07/20/2032	511	521
5.500% due 12/25/2020	563	576
5.500% due 11/25/2035 ^	441	421
5.500% due 05/25/2037 ^	769	573
6.000% due 10/25/2036 ^	5,059	4,286
6.000% due 07/25/2046 ^	1,931	1,802
6.500% due 10/25/2031	44	47
6.500% due 09/25/2033	2,127	2,144
Banc of America Re-REMIC Trust
5.588% due 06/24/2050	29,417	29,986
5.651% due 02/17/2051	79,279	80,301
5.948% due 02/15/2051	36,702	37,286
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028	32,000	32,454
Bayview Commercial Asset Trust
0.852% due 08/25/2034	387	370
BCAP LLC Trust
0.351% due 02/28/2037	18,767	16,144
0.361% due 11/26/2036	5,982	5,365
0.371% due 09/28/2036	40,776	32,129
0.381% due 11/26/2036	30,000	24,952
0.381% due 01/28/2037	15,775	15,269
0.390% due 04/28/2036	15,661	14,864
0.391% due 08/26/2033	48,077	41,415
0.391% due 11/28/2036	21,288	17,695
0.391% due 12/28/2036	18,932	16,255
0.391% due 08/26/2046	3,000	2,802
0.391% due 06/28/2047	51,430	43,460
0.401% due 06/26/2037	25,630	21,374
0.407% due 07/26/2036	7,007	6,687
0.411% due 07/28/2036	37,648	29,667
0.411% due 09/28/2046	18,710	15,884
0.411% due 11/28/2046	23,944	23,216
0.421% due 10/28/2036	18,459	16,941
0.441% due 06/28/2037	18,945	16,339
0.471% due 08/28/2036	23,900	20,798
0.474% due 05/26/2047	3,517	3,412
0.475% due 07/26/2035	3,583	3,364
0.491% due 11/28/2035	42,894	39,330
0.504% due 03/26/2036	34,000	29,492
0.513% due 11/28/2035	18,717	16,132
0.521% due 07/28/2035	18,327	15,968
0.537% due 11/26/2035	16,355	15,875
0.541% due 10/28/2035	14,832	12,790
0.551% due 01/28/2036	18,955	15,649
0.551% due 02/28/2036	26,366	20,897
0.571% due 05/26/2036	21,899	21,144
0.601% due 01/28/2036	29,393	25,912
0.621% due 11/28/2046	21,890	18,624
0.632% due 05/25/2047	160	120
0.642% due 05/25/2047 ^	20,089	15,419
0.701% due 12/28/2035	19,600	18,677
0.721% due 02/26/2031	13,281	13,142
0.740% due 11/26/2035	1,871	1,837
0.821% due 06/28/2035	22,800	21,864
0.914% due 09/28/2037	38,278	33,120
0.956% due 12/28/2034	14,748	14,095
0.961% due 01/26/2036	1,412	1,402
0.983% due 01/26/2047	20,104	17,828
1.003% due 04/28/2047	18,773	16,399
1.013% due 05/28/2047	21,841	18,539
1.053% due 12/28/2046	24,669	22,531
1.083% due 11/26/2046	5,243	5,062
1.151% due 01/26/2035	46,787	40,466
1.221% due 08/26/2037	24,330	22,671
1.223% due 07/28/2046	29,759	27,228
1.521% due 11/28/2035	29,966	25,827
1.673% due 10/26/2035	3,717	3,725
1.956% due 07/28/2047	71,946	64,068
2.134% due 03/28/2037	28,577	25,658
2.151% due 10/28/2046	16,459	15,011
2.292% due 02/28/2037	15,902	13,951
2.300% due 12/28/2036	16,044	14,485
2.337% due 03/28/2036	18,082	16,898
2.369% due 08/28/2036	19,751	17,106
2.392% due 12/28/2035	24,229	23,182
2.402% due 06/28/2036	26,364	23,305
2.420% due 08/28/2036	50,009	46,425
2.430% due 01/28/2038	84,757	74,313
2.435% due 05/28/2036	23,401	19,513
2.459% due 05/28/2035	63,233	62,698
2.495% due 09/28/2035	33,302	32,595
2.500% due 03/28/2036	16,195	13,574
2.506% due 01/26/2034	2,219	2,205
2.592% due 02/28/2036	18,149	16,562
2.601% due 05/28/2035	94,899	90,500

2.607% due 02/26/2036	8,839	8,913
2.652% due 09/28/2035	14,775	12,731
2.660% due 10/28/2035	22,823	22,369
2.671% due 05/28/2036	19,706	17,891
2.673% due 03/28/2037	34,305	30,540
2.678% due 01/28/2036	18,899	17,524
2.687% due 03/26/2037	5,423	5,306
2.696% due 10/28/2035	19,315	18,662
2.708% due 08/28/2035	34,136	33,910
2.709% due 05/26/2036	12,885	10,208
2.726% due 10/28/2035	41,812	33,958
2.730% due 09/28/2035	24,777	24,750
2.733% due 02/28/2036	30,905	26,979
2.733% due 10/26/2036	4,777	4,827
2.737% due 10/28/2035	12,146	12,021
2.737% due 07/28/2036	30,961	29,639
2.738% due 06/26/2035	6,799	6,801
2.738% due 10/28/2035	18,873	18,035
2.741% due 02/28/2036	18,278	15,694
2.751% due 11/28/2035	38,821	36,092
2.756% due 03/26/2037	6,449	5,195
2.763% due 03/28/2036	83,967	84,516
2.779% due 10/28/2035	60,311	59,684
2.782% due 07/26/2036	11,132	10,089
2.786% due 10/26/2035	18,791	18,274
2.790% due 09/26/2035	21,173	19,256
2.802% due 06/28/2047	33,935	29,342
2.803% due 03/28/2036	15,917	15,879
2.808% due 04/28/2036	15,034	14,573
2.842% due 11/28/2035	40,835	40,141
2.858% due 12/26/2037	327	329
2.925% due 08/26/2036	14,526	9,921
2.971% due 12/28/2036	46,597	41,772
3.146% due 11/28/2037	20,069	16,123
3.650% due 02/28/2036	17,329	15,870
3.683% due 03/26/2036	25,553	23,034
3.824% due 12/28/2036	18,507	16,838
3.860% due 07/28/2037	16,987	14,450
4.521% due 08/28/2036	194,689	191,118
4.749% due 07/26/2036	1,886	1,534
5.000% due 01/26/2021	6,109	6,231
5.065% due 07/28/2036	133,969	129,533
5.250% due 06/26/2036	62,414	51,428
5.250% due 04/26/2037	58,089	53,636
5.250% due 06/26/2037	5,814	5,856
5.250% due 08/26/2037	8,363	8,711
5.283% due 03/26/2037	28,163	27,368
5.500% due 11/25/2034	8,174	7,530
5.750% due 02/26/2035	16,756	17,223
5.801% due 08/28/2046	16,446	14,932
5.985% due 10/28/2036	13,297	12,391
5.999% due 08/28/2037	14,461	14,213
6.000% due 02/26/2037	20,828	20,433
6.000% due 05/28/2037	31,772	30,115
6.000% due 07/28/2037	12,987	12,807
6.000% due 08/28/2037	19,433	16,829
6.862% due 10/26/2037	4,699	4,404
BCRR Trust
5.858% due 07/17/2040	6,955	7,012
Bear Stearns Adjustable Rate Mortgage Trust
2.458% due 05/25/2034	12	11
2.537% due 04/25/2033	112	113
2.538% due 04/25/2033	1,401	1,411
2.578% due 01/25/2034	42	39
2.580% due 02/25/2036	8,075	8,018
2.581% due 02/25/2033	60	58
2.599% due 06/25/2035 ^	1,309	1,166
2.601% due 08/25/2033	26	26
2.609% due 05/25/2033	872	875
2.622% due 08/25/2035	2,560	2,275
2.625% due 04/25/2034	41	41
2.625% due 05/25/2034	4	4
2.642% due 04/25/2033	773	766
2.686% due 03/25/2035	3,584	3,504
2.735% due 01/25/2035	201	195
2.760% due 02/25/2047	5,546	4,828
2.768% due 11/25/2030	1,796	1,729
2.770% due 04/25/2034	1,805	1,793
2.770% due 03/25/2035	3,412	3,306
2.813% due 11/25/2034	4,571	4,443
2.842% due 10/25/2035	7,499	7,515
2.844% due 07/25/2034	778	766
2.868% due 01/25/2034	1,896	1,900
2.894% due 02/25/2034	1,404	1,375
2.920% due 09/25/2034	2,272	2,202
2.928% due 07/25/2034	281	274

2.996% due 10/25/2034		51	46
3.059% due 01/25/2034		2,562	2,606
3.147% due 01/25/2035		894	875
3.555% due 02/25/2036 ^		1,687	1,585
Bear Stearns ALT-A Trust
0.582% due 02/25/2034		3,240	2,975
0.622% due 02/25/2034		45	38
0.742% due 08/25/2036 ^		18,365	13,685
0.742% due 01/25/2047		6,066	4,357
0.762% due 08/25/2036		5,527	4,268
0.862% due 04/25/2035		1,710	1,658
0.902% due 02/25/2036		2,707	2,240
0.922% due 03/25/2035		437	431
1.102% due 09/25/2034		793	790
1.122% due 09/25/2034		1,860	1,814
2.267% due 10/25/2033		119	112
2.331% due 02/25/2034		130	118
2.416% due 03/25/2036		21,419	14,910
2.455% due 04/25/2035		15	14
2.458% due 01/25/2036 ^		14,873	12,307
2.480% due 12/25/2033		1,811	1,838
2.544% due 05/25/2035		250	242
2.577% due 02/25/2036 ^		1,741	1,275
2.583% due 03/25/2036		7,082	5,256
2.601% due 05/25/2035		1,018	1,007
2.624% due 08/25/2034		102	103
2.660% due 08/25/2036 ^		6,205	3,938
2.694% due 02/25/2034		3,530	3,649
2.702% due 11/25/2036 ^		197	143
2.707% due 09/25/2034		1,190	1,131
2.743% due 03/25/2036 ^		11,964	9,183
2.760% due 11/25/2036		1,937	1,483
2.820% due 05/25/2036 ^		10,892	7,536
2.854% due 01/25/2035		3,444	2,696
2.956% due 08/25/2036 ^		90	67
2.962% due 11/25/2035 ^		7,539	5,687
4.193% due 11/25/2036 ^		8,402	6,108
4.687% due 05/25/2036 ^		11,401	8,020
4.864% due 07/25/2035 ^		15,066	12,439
5.196% due 12/25/2046 ^		944	690
Bear Stearns Asset-Backed Securities Trust
0.822% due 11/25/2034 ^		2,373	1,992
5.500% due 01/25/2034		46	48
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		42,814	44,041
5.713% due 09/11/2038		175	176
7.000% due 05/20/2030		4,209	4,408
Bear Stearns Mortgage Securities, Inc.
2.737% due 06/25/2030		14	15
Bear Stearns Structured Products, Inc. Trust
2.566% due 12/26/2046		3,811	2,820
2.693% due 01/26/2036		4,190	3,464
Bella Vista Mortgage Trust
0.663% due 05/20/2045		36	28
Berica ABS SRL
0.168% due 12/31/2055	EUR	28,265	30,435
Chase Mortgage Finance Trust
2.630% due 02/25/2037		$607	603
2.641% due 02/25/2037		748	743
2.644% due 02/25/2037		5,337	4,975
2.656% due 09/25/2036 ^		130	116
2.656% due 02/25/2037		55	56
2.678% due 12/25/2035 ^		10,974	10,243
2.684% due 12/25/2035 ^		4,786	4,369
2.702% due 02/25/2037		87	87
2.720% due 09/25/2036 ^		1,087	942
2.765% due 03/25/2037 ^		8,195	6,924
4.840% due 03/25/2037 ^		328	307
5.500% due 12/25/2022 ^		7,963	7,021
5.500% due 03/25/2037		44	40
6.000% due 11/25/2036 ^		2,210	1,879
6.000% due 02/25/2037 ^		1,388	1,172
6.000% due 03/25/2037 ^		1,159	1,010
ChaseFlex Trust
0.572% due 06/25/2036		911	910
0.762% due 08/25/2037		12,823	9,554
0.922% due 06/25/2035		3,279	2,248
4.507% due 08/25/2037 ^		1,737	1,466
5.000% due 07/25/2037 ^		3,160	2,797
6.000% due 02/25/2037 ^		2,604	2,215
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.431% due 10/25/2046		3,322	2,966
0.572% due 01/25/2036		1,608	1,468
0.602% due 05/25/2036		1,899	1,664
0.602% due 07/25/2036		1,362	1,230
0.672% due 08/25/2035		831	750

Citicorp Mortgage Securities Trust
5.500% due 08/25/2022	223	225
5.500% due 12/25/2022	78	79
5.500% due 02/25/2026	184	188
5.500% due 04/25/2037	990	990
5.750% due 09/25/2037	1,039	1,055
6.000% due 06/25/2036	4,904	5,155
6.000% due 08/25/2036	1,454	1,504
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	623	625
Citigroup Commercial Mortgage Trust
5.710% due 12/10/2049	479	478
5.810% due 06/14/2050	350	362
5.811% due 03/15/2049	265	265
Citigroup Global Markets Mortgage Securities, Inc.
0.922% due 05/25/2032	84	82
7.000% due 12/25/2018	15	15
Citigroup Mortgage Loan Trust, Inc.
0.492% due 01/25/2037	771	551
0.571% due 05/25/2037	29	29
1.021% due 08/25/2035 ^	3,932	2,978
2.070% due 09/25/2035	4,208	4,105
2.311% due 10/25/2046	5,766	4,754
2.420% due 09/25/2035	29,609	29,803
2.434% due 08/25/2035	6,475	4,398
2.514% due 02/25/2034	2,442	2,427
2.626% due 05/25/2035	2,462	2,330
2.643% due 07/25/2046 ^	5,353	4,700
2.756% due 12/25/2035 ^	2,760	2,149
2.756% due 03/25/2037 ^	4,411	3,621
5.302% due 04/25/2037 ^	3,702	3,244
5.500% due 11/25/2035 ^	3,071	2,956
6.362% due 11/25/2037	4,530	3,967
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	30,582	31,117
5.617% due 10/15/2048	2,562	2,588
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	1,349	1,362
6.000% due 09/25/2036	698	631
6.000% due 06/25/2037 ^	1,693	1,487
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	79	86
Commercial Mortgage Trust
3.830% due 07/10/2046	55	57
5.543% due 12/11/2049	19,400	19,818
Community Program Loan Trust
4.500% due 04/01/2029	10,796	10,908
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	2,246	1,953
6.000% due 08/25/2037 ^	4,785	3,858
Countrywide Alternative Loan Trust
0.361% due 04/25/2047	12,249	10,384
0.421% due 04/25/2047	11,500	9,356
0.582% due 12/25/2046 ^	4,733	5,020
0.592% due 11/25/2036	5,729	5,632
0.592% due 01/25/2037 ^	1,337	1,308
0.592% due 06/25/2046	2,089	2,152
0.592% due 09/20/2046	5,664	4,955
0.602% due 05/25/2047	6,423	5,310
0.612% due 03/20/2046	2,312	1,756
0.612% due 05/20/2046 ^	1,413	1,081
0.612% due 07/25/2046 ^	3,899	3,640
0.612% due 09/25/2046 ^	19,359	16,994
0.622% due 06/25/2037	12	10
0.632% due 05/25/2035	220	183
0.632% due 07/25/2046 ^	375	297
0.643% due 07/20/2035	88	76
0.672% due 06/25/2035	4,999	4,526
0.672% due 09/25/2046 ^	875	399
0.672% due 10/25/2046 ^	171	122
0.682% due 07/25/2035	4,360	3,690
0.682% due 07/25/2036	29,174	23,137
0.682% due 07/25/2046 ^	596	317
0.692% due 05/25/2036 ^	40	39
0.702% due 12/25/2035	37	33
0.702% due 02/25/2037	3,897	3,056
0.712% due 11/25/2035	3,375	2,780
0.713% due 11/20/2035	38	31
0.752% due 09/25/2035	1,903	1,622
0.772% due 09/25/2035	2,347	1,969
0.772% due 05/25/2036 ^	5,012	3,038
0.772% due 06/25/2036 ^	2,651	1,815
0.772% due 05/25/2037 ^	300	183
0.892% due 09/25/2033	782	776
0.942% due 12/25/2035	1,505	1,353
0.972% due 08/25/2034	47	44

0.972% due 10/25/2036 ^	4,694	3,350
1.002% due 06/25/2034	3,252	3,154
1.122% due 10/25/2035 ^	2,316	1,805
1.192% due 11/25/2035	510	442
1.222% due 12/25/2035 ^	3,517	2,931
1.257% due 12/25/2035	799	671
1.257% due 02/25/2036	732	647
1.357% due 08/25/2035 ^	246	178
1.522% due 02/25/2036 ^	7,295	5,801
1.657% due 08/25/2035	2,268	2,057
1.737% due 01/25/2036	77	71
2.592% due 10/25/2035 ^	1,247	1,137
2.731% due 11/25/2035 ^	1,578	1,285
5.000% due 01/25/2035	12	12
5.250% due 06/25/2035 ^	1,002	925
5.500% due 07/25/2035 ^	4,373	3,867
5.500% due 11/25/2035 ^	9,020	8,342
5.500% due 11/25/2035	3,691	2,956
5.500% due 12/25/2035 ^	3,041	2,755
5.500% due 02/25/2036 ^	2,686	2,452
5.750% due 03/25/2037 ^	1,552	1,394
5.750% due 07/25/2037 ^	276	254
6.000% due 10/25/2033	494	521
6.000% due 12/25/2033	3	3
6.000% due 02/25/2034	8	8
6.000% due 03/25/2035 ^	336	290
6.000% due 04/25/2036 ^	1,964	1,694
6.000% due 05/25/2036 ^	1,973	1,687
6.000% due 06/25/2036 ^	1,818	1,603
6.000% due 08/25/2036 ^	6,976	6,452
6.000% due 11/25/2036 ^	116	102
6.000% due 02/25/2037 ^	9,632	7,710
6.000% due 02/25/2037	636	554
6.000% due 03/25/2037 ^	3,106	2,633
6.000% due 04/25/2037	5,856	4,747
6.000% due 05/25/2037 ^	579	454
6.000% due 08/25/2037	1,033	927
6.250% due 12/25/2033	106	111
6.250% due 11/25/2036 ^	942	891
6.250% due 11/25/2036	3,914	3,299
6.250% due 08/25/2037 ^	3,955	3,387
6.500% due 05/25/2036 ^	3,899	3,383
6.500% due 09/25/2036	1,771	1,602
6.500% due 08/25/2037 ^	10,167	7,106
6.500% due 09/25/2037 ^	2,422	1,907
18.641% due 07/25/2035	1,848	2,474
Countrywide Asset-Backed Certificates
0.962% due 01/25/2036	2,605	2,549
Countrywide Home Loan Mortgage Pass-Through Trust
0.652% due 05/25/2035	10,528	9,025
0.712% due 04/25/2035	14,069	12,363
0.722% due 05/25/2035	2,697	2,345
0.742% due 03/25/2035	341	284
0.752% due 02/25/2035	509	451
0.762% due 03/25/2036	934	487
0.772% due 02/25/2036 ^	159	137
0.962% due 03/25/2035	964	905
1.082% due 02/25/2035	860	798
1.102% due 02/25/2035	299	263
1.182% due 09/25/2034	20	19
1.217% due 04/25/2046 ^	9,215	5,176
2.125% due 07/19/2031	23	22
2.180% due 06/19/2031	50	46
2.293% due 07/25/2034	1,947	1,937
2.320% due 06/20/2034	819	785
2.390% due 04/25/2035	190	142
2.391% due 07/20/2034	680	678
2.564% due 02/20/2036 ^	255	227
2.566% due 03/25/2037 ^	1,290	1,055
2.574% due 04/20/2036 ^	2,871	2,473
2.585% due 04/25/2035 ^	4,957	4,521
2.596% due 04/20/2035	466	422
2.602% due 02/20/2036 ^	33	29
2.606% due 05/20/2036 ^	2,321	2,095
2.640% due 11/20/2034	354	341
2.642% due 11/20/2034	5,269	5,213
2.646% due 12/19/2033	67	68
2.646% due 11/25/2034	6,951	6,630
2.664% due 02/25/2034	62	62
2.703% due 02/25/2047 ^	1,350	1,214
2.713% due 08/25/2034 ^	4,013	3,504
2.716% due 10/19/2032	40	35
2.718% due 09/25/2047 ^	3,756	3,393
2.725% due 02/20/2036 ^	330	290
2.729% due 08/25/2034 ^	2,726	2,530
2.745% due 11/19/2033	339	332

2.760% due 11/25/2037		9,420	8,437
2.766% due 08/25/2034 ^		6	6
2.766% due 08/25/2034		190	174
2.770% due 10/25/2035 ^		5,257	4,609
2.806% due 10/25/2033		3,144	3,101
2.905% due 10/20/2035		1,427	1,298
4.500% due 09/25/2035		3,118	3,006
5.000% due 09/25/2035 ^		74	71
5.500% due 01/25/2035		579	591
5.500% due 03/25/2035		2,626	2,723
5.500% due 09/25/2035 ^		8,345	8,209
5.500% due 10/25/2035 ^		5,570	5,248
5.500% due 11/25/2035 ^		2,409	2,306
5.750% due 12/25/2035 ^		4,180	3,933
5.750% due 02/25/2037 ^		2,878	2,536
5.750% due 07/25/2037 ^		1,402	1,331
6.000% due 05/25/2036 ^		3,858	3,571
6.000% due 12/25/2036 ^		284	260
6.000% due 02/25/2037 ^		5,851	5,614
6.000% due 03/25/2037 ^		1,075	1,018
6.000% due 07/25/2037		1,666	1,522
6.000% due 08/25/2037 ^		9,733	8,593
6.000% due 09/25/2037 ^		797	774
6.250% due 09/25/2036 ^		9,491	8,662
6.250% due 02/25/2038 ^		2,780	2,475
Countrywide Home Loan Reperforming REMIC Trust
0.762% due 06/25/2035		3,445	3,022
5.543% due 01/25/2034		470	469
6.500% due 11/25/2034		1,364	1,408
7.500% due 11/25/2034		693	712
7.500% due 06/25/2035 ^		1,915	2,020
Credit Suisse Commercial Mortgage Trust
0.461% due 05/27/2037		2,700	2,385
5.297% due 12/15/2039		130,126	133,114
5.383% due 02/15/2040		3,345	3,412
5.448% due 01/15/2049		72	72
5.699% due 06/15/2039		2,935	3,016
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 03/25/2032		464	432
1.162% due 06/25/2034		1,040	1,013
1.572% due 09/25/2034 ^		3,009	2,581
1.928% due 10/25/2033		92	92
2.312% due 06/25/2032		18	15
2.350% due 07/25/2033		3,457	3,420
2.612% due 05/25/2034		3,647	3,645
2.621% due 09/25/2034		2,217	2,213
4.847% due 06/25/2032		20	20
5.500% due 09/25/2035		7,745	7,258
5.500% due 10/25/2035		2,350	2,243
6.000% due 11/25/2035 ^		41	32
7.500% due 05/25/2032		92	99
7.500% due 12/25/2032		2	2
Credit Suisse Mortgage Capital Certificates
2.370% due 04/26/2038		2,500	2,457
2.380% due 07/27/2037		19,808	15,700
2.767% due 04/28/2037		10,988	7,905
2.962% due 11/26/2035		2,418	2,428
5.383% due 02/15/2040		207	210
5.460% due 09/15/2039		52,138	53,133
5.467% due 09/15/2039		23,363	23,619
5.467% due 09/16/2039		18,330	18,448
5.467% due 12/16/2043		33,429	33,643
5.509% due 04/15/2047		40,150	40,346
5.558% due 06/10/2049		28,129	28,769
5.695% due 09/15/2040		20,512	21,094
5.777% due 12/16/2049		96,263	98,072
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^		1,474	812
5.863% due 02/25/2037 ^		3,923	2,063
6.000% due 07/25/2036		1,943	1,491
6.000% due 04/25/2037 ^		2,194	1,827
7.000% due 08/25/2037		8,396	6,346
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		2,206	1,276
5.720% due 09/25/2036		2,143	1,444
6.172% due 06/25/2036 ^		3,087	1,891
DBUBS Mortgage Trust
3.742% due 11/10/2046		158	159
Deco Pan Europe Ltd.
0.149% due 04/27/2018	EUR	3,016	3,253
DECO SRL
1.358% due 02/22/2026		4,409	4,769
Deco UK PLC
0.739% due 01/27/2020	GBP	10,294	14,667
Deutsche ALT-A Securities, Inc.
0.522% due 08/25/2037 ^		$11,711	9,580

0.542% due 08/25/2036		7,378	5,953
0.562% due 07/25/2047		26,262	21,193
0.572% due 02/25/2047		10,076	7,201
2.953% due 10/25/2035		2,754	2,630
3.050% due 10/25/2035		4,434	3,643
5.000% due 10/25/2018		71	73
5.500% due 12/25/2035 ^		2,041	1,729
Deutsche ALT-B Securities, Inc.
0.522% due 10/25/2036 ^		14	9
5.869% due 10/25/2036 ^		1,706	1,424
5.886% due 10/25/2036 ^		1,706	1,425
6.005% due 10/25/2036 ^		1,284	1,073
6.300% due 07/25/2036 ^		1,822	1,431
Deutsche Mortgage & Asset Receiving Corp.
0.437% due 11/27/2036		8,800	7,649
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021		69	56
Downey Savings & Loan Association Mortgage Loan Trust
0.582% due 04/19/2047 ^		1,478	489
1.222% due 09/19/2044		150	145
2.547% due 07/19/2044		42	42
EMF-NL BV
1.948% due 10/17/2041	EUR	22,207	24,474
EMF-NL Prime BV
0.748% due 04/17/2041		8,451	8,552
Eurosail BV
1.448% due 10/17/2040		3,546	3,823
Extended Stay America Trust
2.958% due 12/05/2031		$300	301
First Horizon Alternative Mortgage Securities Trust
0.792% due 02/25/2037		40	21
0.922% due 06/25/2035 ^		6,129	4,890
2.207% due 08/25/2035 ^		4,046	3,497
2.215% due 08/25/2034		919	910
2.255% due 03/25/2035		79	63
5.500% due 05/25/2035		4,183	3,772
5.500% due 06/25/2035 ^		5,485	5,073
6.000% due 07/25/2036 ^		3,799	3,131
6.250% due 08/25/2037 ^		1,084	857
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		224	198
First Horizon Mortgage Pass-Through Trust
0.692% due 02/25/2035		24	21
2.497% due 11/25/2037 ^		9,090	7,897
2.568% due 06/25/2035		2,588	2,506
2.597% due 11/25/2035 ^		2,536	2,305
2.611% due 02/25/2034		43	42
2.612% due 06/25/2035		25	24
2.665% due 10/25/2035 ^		9,596	8,421
2.675% due 08/25/2034		1,127	1,130
2.708% due 06/25/2035		3,174	3,035
2.723% due 08/25/2035		2,875	2,573
2.724% due 11/25/2034		4,408	4,364
2.725% due 09/25/2035		5,010	4,848
2.731% due 01/25/2037 ^		112	99
2.750% due 10/25/2035		2,001	1,969
2.830% due 04/25/2035		4,877	4,955
2.949% due 05/25/2035		1,002	911
4.453% due 10/25/2036		753	696
5.250% due 05/25/2021 ^		303	207
5.500% due 01/25/2035		767	797
5.750% due 02/25/2036 ^		1,012	914
6.250% due 11/25/2036		10,041	9,766
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		237	245
First Republic Bank Mortgage Pass-Through Certificates
0.902% due 06/25/2030		885	885
First Republic Mortgage Loan Trust
0.631% due 08/15/2032		185	171
0.831% due 11/15/2030		34	30
1.131% due 11/15/2032		36	34
General Motors Acceptance Corp.
7.430% due 12/01/2021		58	58
GMAC Mortgage Corp. Loan Trust
2.881% due 04/19/2036 ^		8,108	7,334
2.931% due 06/25/2034		38	36
3.089% due 06/25/2034		31	30
3.149% due 05/25/2035		3,297	3,131
3.207% due 06/19/2035		481	473
GMAC Mortgage Securities, Inc.
8.950% due 08/20/2017		2	2
Granite Mortgages PLC
0.329% due 01/20/2044	EUR	744	809
0.717% due 01/20/2044		$417	417
0.817% due 07/20/2043		54	54
0.962% due 01/20/2044	GBP	3,543	5,220

1.062% due 07/20/2043		147	217
Great Hall Mortgages PLC
0.093% due 03/18/2039	EUR	2,336	2,412
0.663% due 06/18/2039		$28,426	26,807
0.716% due 03/18/2039	GBP	68,055	95,307
0.726% due 06/18/2039		18,452	25,117
Grecale ABS SRL
0.308% due 04/28/2056	EUR	11,561	12,200
GreenPoint Mortgage Funding Trust
0.622% due 10/25/2046		$801	568
0.622% due 12/25/2046 ^		646	407
0.692% due 04/25/2036 ^		91	60
0.692% due 11/25/2045		508	443
0.762% due 10/25/2046		705	402
0.862% due 06/25/2045		855	758
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		71,264	72,902
5.736% due 12/10/2049		97	100
GS Mortgage Securities Corp.
2.329% due 11/10/2045 (a)		51,146	4,936
GS Mortgage Securities Trust
5.374% due 05/17/2045		167	167
5.794% due 08/10/2045		139	143
GSC Capital Corp. Mortgage Trust
0.602% due 05/25/2036 ^		394	307
GSMPS Mortgage Loan Trust
0.772% due 09/25/2035		7,380	6,127
7.500% due 06/25/2043		3,629	3,994
GSR Mortgage Loan Trust
0.722% due 07/25/2035		284	252
0.772% due 01/25/2034		124	107
1.860% due 03/25/2033		36	36
2.010% due 04/25/2032		135	124
2.261% due 06/25/2034		454	436
2.666% due 05/25/2035		2,898	2,812
2.678% due 05/25/2035		46	43
2.690% due 04/25/2035		3,140	2,961
2.692% due 04/25/2036		121	109
2.699% due 11/25/2035 ^		4,483	3,756
2.734% due 11/25/2035		50	48
2.748% due 04/25/2035		512	491
2.786% due 03/25/2037 ^		9,463	7,926
2.807% due 09/25/2035		145	146
2.845% due 11/25/2035		53	51
2.863% due 07/25/2035		96	95
2.869% due 01/25/2036 ^		294	276
5.000% due 05/25/2036 ^		996	966
5.000% due 05/25/2037 ^		13	11
5.500% due 06/25/2035		5,595	5,823
5.500% due 06/25/2036 ^		2,537	2,386
5.750% due 02/25/2036		1,719	1,682
5.750% due 02/25/2037 ^		3,160	3,012
6.000% due 08/25/2021 ^		242	239
6.000% due 03/25/2032		10	11
6.000% due 11/25/2035 ^		16,836	14,281
6.000% due 02/25/2036 ^		9,299	8,345
6.000% due 01/25/2037 ^		6,985	6,663
6.000% due 05/25/2037 ^		5,838	5,471
6.000% due 07/25/2037 ^		548	501
6.250% due 09/25/2036 ^		1,284	1,175
6.500% due 09/25/2036 ^		4,688	4,029
HarborView Mortgage Loan Trust
0.552% due 01/25/2047		4,447	3,376
0.582% due 07/19/2046 ^		32,823	19,633
0.602% due 09/19/2046		5,839	4,393
0.612% due 11/19/2036		139	105
0.622% due 05/19/2035		13,405	11,232
0.642% due 06/19/2035		1,977	1,765
0.682% due 02/19/2036		10,153	7,568
0.962% due 06/19/2034		1,081	1,013
1.002% due 04/19/2034		1,276	1,167
1.042% due 01/19/2035		2,359	2,055
1.102% due 01/19/2035		4,444	3,162
1.122% due 01/19/2035		547	491
1.202% due 11/19/2034		319	247
1.422% due 10/25/2037		2,465	2,131
2.501% due 06/19/2045 ^		15,931	10,055
2.553% due 04/19/2034		35	35
2.685% due 07/19/2035		656	583
2.803% due 12/19/2035 ^		3,588	3,183
3.108% due 06/19/2036		8,543	5,811
3.304% due 06/19/2036 ^		5,577	3,493
4.730% due 08/19/2036 ^		2,041	1,843
Hercules Eclipse PLC
0.819% due 10/25/2018	GBP	6,013	8,736

HomeBanc Mortgage Trust
0.682% due 01/25/2036	$3,928	3,435
0.692% due 10/25/2035	107	100
1.162% due 12/25/2034	4,933	4,697
1.282% due 08/25/2029	2,491	2,349
2.296% due 04/25/2037 ^	3,658	2,295
5.109% due 04/25/2037 ^	4,691	3,827
Homestar Mortgage Acceptance Corp.
0.872% due 07/25/2034	2,321	2,309
HSI Asset Securitization Corp. Trust
0.642% due 11/25/2035	19,482	11,953
Impac CMB Trust
1.162% due 11/25/2034	1,930	1,834
1.182% due 10/25/2033	32	31
1.202% due 10/25/2034	925	874
4.987% due 09/25/2034	299	302
Impac Secured Assets Trust
0.592% due 01/25/2037	21,467	18,537
1.222% due 11/25/2034	531	526
2.769% due 07/25/2035	1,147	852
IndyMac Adjustable Rate Mortgage Trust
1.842% due 01/25/2032	71	67
1.864% due 01/25/2032	451	436
2.322% due 08/25/2031	379	378
IndyMac Mortgage Loan Trust
0.562% due 04/25/2037	8,025	7,405
0.582% due 04/25/2037	2,775	2,440
0.602% due 02/25/2037	24,186	17,039
0.602% due 07/25/2047	11,545	8,371
0.612% due 04/25/2037	1,574	1,165
0.622% due 11/25/2046	809	578
0.632% due 04/25/2046	6,310	4,899
0.632% due 05/25/2046	161	133
0.652% due 04/25/2035	325	285
0.662% due 07/25/2035	3,074	2,701
0.722% due 11/25/2035 ^	781	474
0.722% due 06/25/2037 ^	1,345	725
1.062% due 07/25/2045	96	84
1.202% due 05/25/2034	10	10
1.222% due 11/25/2034	66	60
1.242% due 11/25/2034 ^	1,906	1,571
2.302% due 06/25/2037 ^	3,903	2,980
2.389% due 06/25/2037	8,771	4,962
2.544% due 08/25/2035	87	76
2.578% due 07/25/2037	1,861	1,274
2.582% due 09/25/2035 ^	1,650	1,415
2.605% due 01/25/2036 ^	8,452	7,076
2.652% due 08/25/2035	887	732
2.652% due 08/25/2035 ^	753	621
2.656% due 10/25/2034	3,988	3,846
2.668% due 03/25/2036	4,390	3,429
2.691% due 12/25/2034	55	52
2.695% due 01/25/2036	11,315	10,625
2.704% due 04/25/2037	10,405	8,536
2.713% due 01/25/2035	162	153
2.757% due 01/25/2036 ^	1,051	882
2.840% due 04/25/2037 ^	21,374	16,033
2.843% due 10/25/2035	784	657
2.938% due 02/25/2035	638	568
2.993% due 05/25/2036	4,474	3,396
4.682% due 08/25/2036	2,223	2,130
6.250% due 11/25/2037 ^	1,812	1,523
JPMorgan Alternative Loan Trust
0.562% due 03/25/2037	2,337	1,745
1.799% due 05/26/2037	49,405	44,391
3.192% due 11/25/2036 ^	2,763	2,490
3.219% due 12/25/2036	21,477	18,048
3.621% due 05/25/2037 ^	9,724	8,083
6.050% due 05/25/2036	1,200	1,094
JPMorgan Chase Commercial Mortgage Securities Trust
2.749% due 11/15/2043	38	38
3.341% due 07/15/2046	4,951	4,958
3.673% due 02/15/2046	7,346	7,403
3.853% due 06/15/2043	621	619
5.336% due 05/15/2047	152,038	154,946
5.399% due 05/15/2045	2,231	2,245
5.420% due 01/15/2049	55,739	56,932
5.440% due 06/12/2047	3,723	3,815
5.678% due 02/12/2049	842	855
5.695% due 02/12/2049	76,628	79,104
5.774% due 06/15/2049	3,665	3,742
5.882% due 02/15/2051	33,040	34,299
5.909% due 04/15/2045	29,971	30,076
JPMorgan Mortgage Trust
2.048% due 07/27/2037	17,777	16,625
2.101% due 02/25/2034	567	565

2.104% due 11/25/2033		22	22
2.217% due 06/25/2035		5,481	5,387
2.534% due 07/25/2035		659	653
2.537% due 08/25/2035		6,875	6,813
2.555% due 11/25/2035		2,905	2,729
2.566% due 04/25/2036		6,785	6,621
2.566% due 04/25/2036 ^		170	157
2.593% due 08/25/2036 ^		5,821	5,075
2.607% due 10/25/2035 ^		2,922	2,645
2.618% due 07/25/2035		2,888	2,865
2.626% due 10/25/2035 ^		1,174	974
2.636% due 11/25/2035		5,119	4,883
2.651% due 06/25/2035		769	751
2.654% due 02/25/2036 ^		169	151
2.683% due 07/25/2035		12,134	12,151
2.685% due 07/25/2035		3,204	3,182
2.690% due 10/25/2036 ^		6,940	6,297
2.697% due 10/25/2035		144	143
2.712% due 06/25/2035		7,527	7,461
2.726% due 07/25/2035		1,491	1,484
2.737% due 09/25/2035		939	847
2.746% due 02/25/2036 ^		29	25
2.749% due 08/25/2035 ^		4,088	3,896
2.765% due 07/25/2035		67	68
2.775% due 04/25/2035		326	329
2.778% due 08/25/2035		2,657	2,628
2.786% due 10/25/2035		2,718	2,690
2.867% due 05/25/2036		6,685	6,113
2.971% due 10/25/2036 ^		84	74
4.388% due 04/25/2036 ^		7,727	7,119
4.563% due 04/25/2037 ^		855	767
5.000% due 08/25/2020		2,489	2,536
5.500% due 03/25/2022 ^		691	697
5.500% due 07/25/2036 ^		1,790	1,698
5.803% due 10/25/2036		247	218
6.000% due 01/25/2037 ^		23,628	20,214
6.500% due 07/25/2036 ^		5,043	3,834
6.500% due 08/25/2036 ^		1,086	931
Lanark Master Issuer PLC
1.778% due 12/22/2054		2,531	2,534
Lavender Trust
6.250% due 10/26/2036		9,055	7,819
LB Mortgage Trust
8.670% due 01/20/2017		24	24
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		24	24
5.300% due 11/15/2038		116	117
5.430% due 02/15/2040		31,664	32,520
5.866% due 09/15/2045		36,535	38,382
Leek Finance PLC
0.790% due 12/21/2038		160	168
Lehman Mortgage Trust
0.742% due 08/25/2036 ^		12,907	9,748
1.072% due 06/25/2037 ^		1,133	930
5.000% due 12/25/2035 ^		584	546
5.359% due 01/25/2036 ^		7,007	6,556
5.500% due 01/25/2036		1,733	1,449
5.617% due 12/25/2035		8,336	6,544
5.945% due 04/25/2036		1,457	1,313
6.000% due 07/25/2036 ^		9,072	6,770
6.000% due 09/25/2036 ^		3,484	2,848
Lehman XS Trust
0.381% due 03/25/2047 ^		13,803	11,224
0.542% due 07/25/2037		7,150	5,949
0.592% due 12/25/2036 ^		2,991	2,464
0.602% due 07/25/2037 ^		5,381	3,793
0.612% due 11/25/2046		428	338
0.622% due 08/25/2046 ^		2,331	1,790
0.622% due 08/25/2046		19,769	16,126
1.121% due 08/25/2047		15,603	10,637
1.744% due 07/25/2035		7,134	6,967
Luminent Mortgage Trust
0.391% due 12/25/2036		13,378	10,865
0.401% due 12/25/2036 ^		4,777	3,944
0.582% due 11/25/2036 ^		428	352
0.622% due 02/25/2046		105	72
0.662% due 04/25/2036		20,896	13,291
Marche Mutui SRL
0.339% due 10/27/2065	EUR	1,293	1,406
0.342% due 02/25/2055		40,579	43,217
2.189% due 01/27/2064		73,744	81,311
MASTR Adjustable Rate Mortgages Trust
0.421% due 05/25/2047		$699	569
0.431% due 05/25/2047 ^		1,923	1,796
0.521% due 05/25/2047 ^		760	481
0.632% due 04/25/2046		8,527	6,231

0.662% due 05/25/2037		1,425	926
2.258% due 12/25/2033		65	63
2.382% due 07/25/2035 ^		1,873	1,605
2.582% due 05/25/2034		249	242
2.625% due 10/25/2032		723	722
2.719% due 12/25/2034		6,846	6,487
2.744% due 12/25/2033		216	214
2.868% due 03/25/2035		767	667
3.132% due 10/25/2034		5,120	4,888
MASTR Alternative Loan Trust
0.822% due 03/25/2036		8,232	2,043
MASTR Asset Securitization Trust
5.750% due 05/25/2036 ^		11,975	11,756
MASTR Reperforming Loan Trust
0.782% due 07/25/2035		4,661	4,019
7.000% due 08/25/2034		3,003	3,141
7.000% due 05/25/2035		858	869
MASTR Seasoned Securitization Trust
6.245% due 09/25/2017		492	500
6.500% due 08/25/2032		5,639	6,126
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.031% due 11/15/2031		4,193	3,955
1.071% due 09/15/2030		1,250	1,236
1.211% due 11/15/2031		82	72
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.191% due 08/15/2032		178	170
2.609% due 10/20/2029		2,475	2,483
Merrill Lynch Alternative Note Asset Trust
0.532% due 03/25/2037		1,152	532
0.592% due 02/25/2037		4,452	4,071
0.722% due 03/25/2037		3,049	1,448
2.873% due 06/25/2037 ^		2,377	1,630
6.000% due 05/25/2037 ^		10,185	8,919
Merrill Lynch Mortgage Investors Trust
0.672% due 11/25/2035		46	44
0.672% due 08/25/2036		322	319
0.692% due 04/25/2035		1,272	1,229
1.027% due 04/25/2029		1,013	969
1.042% due 10/25/2028		102	98
1.082% due 06/25/2028		1,469	1,408
1.082% due 09/25/2029		124	124
1.082% due 11/25/2029		332	321
1.162% due 03/25/2028		73	69
1.190% due 10/25/2028		59	56
1.202% due 03/25/2028		37	35
1.247% due 11/25/2029		399	387
2.062% due 01/25/2029		34	34
2.154% due 12/25/2032		454	451
2.286% due 05/25/2033		4,825	4,693
2.289% due 02/25/2033		41	39
2.463% due 05/25/2036		7,438	7,401
2.483% due 02/25/2034		14	14
2.496% due 02/25/2035		10,389	10,449
2.513% due 12/25/2035		1,777	1,604
2.562% due 08/25/2034		1,329	1,357
2.573% due 06/25/2035		14,808	14,448
2.581% due 07/25/2035 ^		867	773
2.607% due 09/25/2035		7,308	7,264
2.655% due 06/25/2037		1,900	1,832
2.661% due 12/25/2035		2,142	2,058
2.723% due 12/25/2034		80	79
2.798% due 11/25/2035		8,016	7,984
2.935% due 05/25/2033		16	15
5.250% due 08/25/2036		12,299	12,747
6.720% due 11/15/2026		2	2
Merrill Lynch Mortgage Trust
5.836% due 06/12/2050		1,647	1,656
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		5,845	5,943
5.414% due 07/12/2046		252	256
5.485% due 03/12/2051		34,645	35,551
5.700% due 09/12/2049		50,663	52,749
5.743% due 06/12/2050		26,530	27,553
5.877% due 08/12/2049		8,832	9,213
Money Partners Securities PLC
0.963% due 03/15/2040	GBP	437	605
Morgan Stanley Capital Trust
3.884% due 09/15/2047		$310	310
5.439% due 02/12/2044		1,796	1,795
5.569% due 12/15/2044		24,215	25,225
5.610% due 04/15/2049		7,267	7,270
5.692% due 04/15/2049		58,745	60,306
Morgan Stanley Dean Witter Capital, Inc. Trust
5.500% due 04/25/2017		1	1
Morgan Stanley Mortgage Loan Trust
0.682% due 03/25/2036		2,751	2,129

0.702% due 01/25/2036		17,062	12,848
0.712% due 12/25/2035		65	48
0.722% due 03/25/2035		45	41
0.732% due 01/25/2035		14	13
0.742% due 01/25/2035		6,652	6,258
2.225% due 06/25/2036		430	413
2.538% due 07/25/2035 ^		1,933	1,664
2.583% due 07/25/2035		933	856
2.809% due 06/25/2037		988	658
3.046% due 09/25/2035 ^		5,236	4,273
4.942% due 06/25/2036		17,000	12,008
5.701% due 02/25/2047		2,544	1,869
6.000% due 02/25/2036 ^		1,104	1,072
6.000% due 10/25/2037 ^		2,482	2,058
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045		43,944	45,186
5.794% due 08/15/2045		59,376	60,988
MortgageIT Trust
1.202% due 02/25/2035		1,345	1,274
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^		1,014	994
Newgate Funding PLC
0.472% due 12/15/2050	EUR	95,488	96,227
0.733% due 12/01/2050	GBP	700	918
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.862% due 05/25/2035		$140	138
1.422% due 05/25/2035		4,000	2,785
2.703% due 02/25/2036 ^		627	521
2.716% due 10/25/2035		164	154
5.820% due 03/25/2047		1,563	1,604
6.138% due 03/25/2047		1,437	1,473
7.000% due 02/19/2030		1,277	1,260
Nomura Resecuritization Trust
0.673% due 08/27/2047		50,611	49,262
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.892% due 02/25/2035		1,730	1,732
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		1	1
Paragon Mortgages PLC
0.819% due 10/15/2041	GBP	2,075	2,744
0.933% due 05/15/2041		23,469	31,646
0.959% due 04/16/2035		7,088	9,641
Prime Mortgage Trust
0.822% due 02/25/2019		$8	8
0.822% due 02/25/2034		2,558	2,424
6.000% due 06/25/2036 ^		2,932	2,847
Provident Funding Mortgage Loan Trust
2.558% due 04/25/2034		819	820
2.602% due 10/25/2035		2,516	2,447
RAAC Trust
0.792% due 09/25/2034		851	820
RBSSP Resecuritization Trust
0.441% due 10/27/2036		4,270	3,288
0.461% due 08/27/2037		5,964	4,821
0.491% due 09/27/2037		9,301	6,585
0.551% due 02/27/2037		4,958	3,653
0.725% due 09/26/2036		388	378
3.000% due 06/26/2037		2,451	2,462
Regal Trust
2.151% due 09/29/2031		203	188
Resecuritization Mortgage Trust
0.672% due 04/26/2021		1	1
Residential Accredit Loans, Inc. Trust
0.562% due 01/25/2037		11,580	9,583
0.572% due 02/25/2037		4,852	3,932
0.602% due 05/25/2036		26,354	20,642
0.602% due 09/25/2036		4,995	3,869
0.607% due 12/25/2036		58	43
0.612% due 07/25/2036		6,210	4,882
0.612% due 08/25/2036		11,288	8,873
0.612% due 09/25/2036		104	81
0.612% due 12/25/2036		5,761	4,886
0.622% due 05/25/2047		4,746	3,732
0.632% due 06/25/2037		3,343	2,577
0.632% due 04/25/2046		17,724	8,446
0.692% due 02/25/2046		2,910	1,711
0.722% due 08/25/2035		720	561
0.752% due 03/25/2037		1,776	500
0.822% due 11/25/2036 ^		2,772	1,728
0.962% due 03/25/2034		1,181	1,120
1.072% due 07/25/2033		95	89
1.617% due 09/25/2045		615	506
3.041% due 04/25/2035		7,352	7,239
3.174% due 08/25/2035 ^		1,847	973
3.558% due 02/25/2036 ^		1,529	1,149
3.613% due 09/25/2035 ^		1,214	994

5.250% due 09/25/2020		9,482	9,482
6.000% due 08/25/2036 ^		3,702	3,026
6.000% due 09/25/2036 ^		3,540	2,857
6.000% due 09/25/2036		3,097	2,500
6.000% due 11/25/2036 ^		3,694	3,049
6.000% due 01/25/2037 ^		20	17
6.250% due 03/25/2037 ^		2,703	2,216
6.500% due 09/25/2037 ^		3,308	2,553
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		327	369
Residential Asset Securitization Trust
0.872% due 12/25/2036 ^		636	180
5.000% due 08/25/2019		1,137	1,141
5.500% due 08/25/2034		150	156
5.500% due 06/25/2035 ^		767	682
5.750% due 02/25/2036 ^		1,143	922
6.000% due 03/25/2037 ^		5,895	4,147
6.000% due 04/25/2037		471	392
6.000% due 05/25/2037 ^		288	250
6.000% due 07/25/2037 ^		1,618	1,159
6.250% due 08/25/2036		186	171
6.250% due 10/25/2036 ^		575	482
6.250% due 11/25/2036		2,554	1,809
6.250% due 09/25/2037 ^		2,587	1,854
6.500% due 08/25/2036		1,722	1,140
6.500% due 09/25/2036 ^		1,714	1,247
Residential Funding Mortgage Securities, Inc. Trust
0.822% due 07/25/2018		26	25
2.960% due 11/25/2035		1,481	1,309
3.264% due 02/25/2036 ^		5,128	4,666
3.277% due 02/25/2037		5,741	4,646
5.250% due 07/25/2035		3,194	3,274
5.500% due 12/25/2034		1,119	1,127
5.750% due 09/25/2036 ^		16,776	15,133
6.000% due 06/25/2036 ^		2,605	2,395
6.000% due 07/25/2036 ^		3,142	2,993
6.000% due 06/25/2037 ^		1,318	1,231
6.500% due 03/25/2032		197	205
ResLoc UK PLC
0.803% due 12/15/2043	GBP	3,963	4,941
RMAC Securities PLC
0.025% due 06/12/2044	EUR	2,877	2,860
0.735% due 06/12/2044	GBP	42,106	55,987
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$35,727	36,237
5.331% due 02/16/2044		16,326	16,764
5.336% due 05/16/2047		27,191	27,593
5.420% due 01/16/2049		24,998	25,414
5.467% due 09/16/2039		6,276	6,317
5.692% due 04/16/2049		26,300	27,012
5.695% due 09/16/2040		7,089	7,291
5.952% due 02/16/2051		38,822	39,424
6.044% due 12/16/2049		25,851	26,506
6.068% due 09/17/2039		2,386	2,509
6.068% due 02/17/2051		10,000	10,046
Santa Barbara Savings and Loan Association
9.500% due 11/20/2018		20	21
Securitized Asset Sales, Inc.
0.473% due 11/26/2023		71	59
Sequoia Mortgage Trust
0.602% due 07/20/2036		115	105
0.612% due 06/20/2036		2,920	2,599
0.752% due 07/20/2033		302	286
0.967% due 10/20/2027		105	100
1.007% due 10/20/2027		1,355	1,329
1.038% due 05/20/2034		703	678
1.055% due 05/20/2034		3,318	3,195
1.062% due 06/20/2033		24	23
1.189% due 09/20/2033		1,038	1,012
2.387% due 01/20/2047 ^		3,407	2,786
2.822% due 09/20/2046 ^		7,205	5,818
2.905% due 01/20/2047 ^		4,804	4,187
Structured Adjustable Rate Mortgage Loan Trust
0.722% due 09/25/2034		2,853	2,487
0.722% due 10/25/2035		2,247	2,106
0.722% due 08/25/2036 ^		9,318	7,273
0.902% due 06/25/2035		40	40
1.657% due 01/25/2035		334	270
2.154% due 10/25/2037 ^		1,052	708
2.454% due 03/25/2034		2,827	2,845
2.516% due 12/25/2034		142	140
2.540% due 09/25/2034		36	36
2.540% due 01/25/2035		1,374	1,313
2.541% due 02/25/2036 ^		3,053	2,466
2.551% due 05/25/2034		187	187
2.561% due 08/25/2034		1,300	1,278

2.579% due 09/25/2035		3,457	3,097
2.586% due 02/25/2034		1,978	1,971
2.586% due 08/25/2035		95	90
2.597% due 12/25/2035 ^		2,747	2,694
2.597% due 12/25/2035		5,451	4,365
2.609% due 11/25/2034		1,079	1,083
2.676% due 05/25/2036 ^		10,186	8,479
2.718% due 11/25/2035 ^		860	686
2.753% due 04/25/2036 ^		3,450	3,148
2.754% due 06/25/2036 ^		1,997	1,722
2.756% due 09/25/2034		4,380	4,345
3.052% due 05/25/2036 ^		2,886	2,663
4.391% due 11/25/2036 ^		2,526	2,424
4.456% due 04/25/2036 ^		7,002	5,225
4.652% due 03/25/2036 ^		1,110	924
4.920% due 02/25/2036 ^		1,585	1,197
Structured Asset Mortgage Investments Trust
0.542% due 08/25/2036		6,030	4,588
0.552% due 03/25/2037		4,078	3,148
0.592% due 03/25/2037 ^		489	166
0.612% due 06/25/2036		2,746	2,297
0.622% due 05/25/2036		27,663	20,797
0.632% due 04/25/2036		1,364	978
0.632% due 05/25/2046		185	146
0.642% due 05/25/2036		533	401
0.642% due 05/25/2046		13,365	7,462
0.652% due 07/19/2035		7,246	6,563
0.652% due 02/25/2036 ^		356	281
0.652% due 05/25/2045		992	875
0.682% due 05/25/2046 ^		167	69
0.722% due 08/25/2036 ^		989	438
0.732% due 12/25/2035 ^		5,457	3,992
1.062% due 09/19/2032		3,981	3,897
1.102% due 01/19/2034		438	425
1.242% due 10/19/2033		984	895
1.594% due 02/25/2036 ^		17,735	15,134
1.657% due 12/25/2035 ^		4,508	3,128
8.914% due 06/25/2029		31	32
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.658% due 05/25/2022		283	290
Structured Asset Securities Corp.
5.500% due 06/25/2035		2,773	2,719
6.403% due 04/15/2027		22	22
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		3,822	3,494
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.907% due 05/25/2032		46	46
2.401% due 07/25/2033		60	60
2.427% due 07/25/2032		397	366
2.446% due 03/25/2033		1,516	1,496
2.502% due 01/25/2034		4,182	4,072
2.688% due 02/25/2032		849	833
2.785% due 11/25/2033		194	191
6.250% due 06/25/2034		220	225
Suntrust Adjustable Rate Mortgage Loan Trust
2.690% due 02/25/2037 ^		1,142	1,004
2.736% due 04/25/2037 ^		1,420	1,210
2.767% due 01/25/2037 ^		9,276	8,603
3.156% due 10/25/2037		1,786	1,657
Suntrust Alternative Loan Trust
1.072% due 12/25/2035 ^		9,931	7,769
5.750% due 12/25/2035 ^		6,529	5,860
6.000% due 04/25/2036 ^		1,745	1,376
TBW Mortgage-Backed Trust
5.630% due 01/25/2037		938	603
5.970% due 09/25/2036		5,583	837
6.015% due 07/25/2037		1,736	1,308
6.500% due 07/25/2036		6,327	3,684
Thornburg Mortgage Securities Trust
1.122% due 12/25/2033		1,334	1,313
2.084% due 06/25/2047 ^		198	178
2.171% due 10/25/2043		686	672
2.383% due 09/25/2037		10,717	10,372
5.750% due 06/25/2047		16	15
Trinity Square PLC
1.786% due 07/15/2051	GBP	18,500	27,048
Wachovia Bank Commercial Mortgage Trust
0.374% due 06/15/2049		$159,222	157,172
5.169% due 01/15/2041		51	51
5.342% due 12/15/2043		121,030	123,878
5.509% due 04/15/2047		62,108	63,888
5.559% due 10/15/2048		136,536	139,287
5.708% due 06/15/2049		538	540
5.713% due 06/15/2049		49,051	50,297
5.952% due 02/15/2051		18,821	19,475

Wachovia Mortgage Loan Trust LLC
2.687% due 03/20/2037 ^	4,997	4,816
2.707% due 08/20/2035 ^	9,430	8,991
2.719% due 10/20/2035	1,375	1,337
2.754% due 08/20/2035 ^	8,980	8,214
2.795% due 10/20/2035	85	87
WaMu Mortgage Pass-Through Certificates Trust
0.642% due 07/25/2046 ^	6	0
0.692% due 12/25/2045	1,065	1,030
0.712% due 07/25/2045	467	442
0.832% due 11/25/2045	509	453
0.832% due 12/25/2045	436	388
1.162% due 11/25/2034	1,450	1,385
1.257% due 02/25/2046	3,164	2,919
1.257% due 08/25/2046	300	251
1.402% due 11/25/2034	704	665
1.457% due 11/25/2042	522	492
1.643% due 08/25/2042	448	427
1.657% due 06/25/2042	1,034	1,002
1.901% due 07/25/2047 ^	5,761	3,929
1.972% due 04/25/2037 ^	4,791	4,087
2.000% due 05/25/2037	229	196
2.149% due 07/25/2046	1,352	1,221
2.151% due 08/25/2046	969	872
2.151% due 12/25/2046	10,975	10,140
2.176% due 11/25/2036 ^	48	42
2.185% due 12/25/2036 ^	114	102
2.205% due 02/25/2037 ^	11,157	9,774
2.378% due 08/25/2036 ^	323	282
2.408% due 09/25/2036 ^	10,774	9,796
2.429% due 10/25/2035	1,667	1,607
2.443% due 03/25/2035	3,722	3,702
2.446% due 04/25/2035	12,174	12,043
2.495% due 09/25/2035	1,075	1,072
2.515% due 08/25/2034	542	541
2.522% due 09/25/2033	1,339	1,357
2.563% due 09/25/2033	158	156
2.580% due 08/25/2035	1,466	1,397
2.598% due 12/25/2035	4,093	3,782
2.748% due 01/25/2033	201	203
3.593% due 01/25/2036 ^	8,757	7,974
4.151% due 08/25/2036 ^	2,573	2,279
4.276% due 04/25/2037 ^	2,176	2,004
4.294% due 02/25/2037 ^	791	734
4.408% due 07/25/2037 ^	627	581
6.000% due 07/25/2034	944	998
Washington Mutual Mortgage Loan Trust
1.439% due 05/25/2041	25	25
Washington Mutual Mortgage Pass-Through Certificates Trust
0.582% due 02/25/2037 ^	24,148	17,795
0.662% due 01/25/2047 ^	7,545	5,678
0.872% due 04/25/2035	14,615	11,028
0.977% due 12/25/2046	34,040	23,186
1.027% due 04/25/2047 ^	242	28
1.227% due 05/25/2046	6,963	5,000
1.770% due 02/25/2031	1	1
2.193% due 02/25/2033	24	24
2.245% due 05/25/2033	128	129
2.477% due 06/25/2033	5,024	5,006
4.530% due 09/25/2036 ^	4,720	2,576
5.500% due 11/25/2035 ^	1,407	1,391
5.500% due 06/25/2037 ^	2,591	2,448
6.000% due 04/25/2036 ^	2,588	2,236
6.000% due 06/25/2037 ^	27,902	24,930
6.268% due 07/25/2036	1,714	858
6.449% due 07/25/2036 ^	2,928	1,466
Wells Fargo Alternative Loan Trust
2.768% due 07/25/2037 ^	2,882	2,457
Wells Fargo Mortgage-Backed Securities Trust
0.922% due 07/25/2037 ^	2,022	1,762
2.605% due 06/25/2033	480	483
2.645% due 07/25/2036 ^	1,338	1,267
2.659% due 12/25/2033	68	67
2.668% due 03/25/2036 ^	4,490	4,420
2.680% due 12/25/2033	1,103	1,099
2.723% due 05/25/2035	2,739	2,742
2.728% due 06/25/2035	455	458
2.732% due 06/25/2034	3,891	3,989
2.733% due 10/25/2036 ^	9,539	9,107
2.735% due 10/25/2035	10,117	10,152
2.736% due 08/25/2033	262	267
2.738% due 12/25/2034	1,019	1,045
2.738% due 06/25/2035	4,280	4,317
2.740% due 09/25/2033	180	181
2.740% due 07/25/2034	29	30
2.740% due 05/25/2035	298	288

2.744% due 04/25/2036 ^		42	41
2.754% due 11/25/2034		1,041	1,044
2.763% due 03/25/2036		3,005	2,969
2.786% due 12/25/2033		177	179
2.801% due 11/25/2034		173	172
2.801% due 03/25/2036 ^		8,711	8,493
2.802% due 01/25/2035		1,022	1,023
2.808% due 04/25/2036		621	604
2.829% due 03/25/2036		2,985	2,876
2.847% due 01/25/2035		4,777	4,679
2.853% due 12/25/2034		23	23
5.000% due 03/25/2036		1,985	1,995
5.250% due 10/25/2035		1,697	1,752
5.500% due 11/25/2035		258	264
5.500% due 01/25/2036 ^		4,007	3,982
5.500% due 02/25/2037 ^		1,218	1,131
5.543% due 03/25/2036		229	222
5.750% due 02/25/2037		708	671
5.750% due 04/25/2037 ^		4,812	4,685
5.788% due 04/25/2036		6,196	6,016
5.788% due 04/25/2036 ^		237	41
6.000% due 08/25/2036		4,161	4,307
6.000% due 03/25/2037 ^		3,725	3,675
6.000% due 04/25/2037 ^		4,802	4,743
6.000% due 07/25/2037 ^		14,904	14,824
6.000% due 08/25/2037 ^		965	958
6.250% due 07/25/2037 ^		360	348

Total Non-Agency Mortgage-Backed Securities (Cost $8,685,831)			8,980,107

ASSET-BACKED SECURITIES 3.6%
Aames Mortgage Investment Trust
1.202% due 10/25/2035		3,100	2,528
Academic Loan Funding Trust
1.222% due 12/27/2022		11,648	11,600
Accredited Mortgage Loan Trust
0.552% due 02/25/2037		1,957	1,880
0.742% due 12/25/2035		1,980	1,889
1.292% due 01/25/2035		1,868	1,775
4.330% due 06/25/2033		3,148	3,013
4.980% due 10/25/2033		2,118	2,169
ACE Securities Corp. Home Equity Loan Trust
0.482% due 10/25/2036		22	12
0.532% due 12/25/2036		7,035	2,847
0.562% due 07/25/2036		9,070	6,339
0.582% due 08/25/2036 ^		5,704	2,133
0.622% due 12/25/2036		27,124	11,153
0.642% due 08/25/2036 ^		7,330	2,778
0.972% due 12/25/2045 ^		5,800	3,635
1.042% due 02/25/2036 ^		3,900	3,231
1.082% due 11/25/2035		12,800	10,995
1.122% due 08/25/2045		5,207	5,068
1.397% due 11/25/2033		3,005	2,827
1.397% due 12/25/2034		1,135	1,117
1.397% due 07/25/2035		3,118	2,641
2.222% due 10/25/2032		2,737	2,682
Aegis Asset-Backed Securities Trust
0.592% due 01/25/2037		12,624	8,588
0.852% due 12/25/2035		3,300	2,394
0.902% due 06/25/2035		3,500	2,573
AFC Home Equity Loan Trust
1.132% due 12/22/2027		1	1
AmeriCredit Automobile Receivables Trust
2.380% due 06/10/2019		130	131
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.097% due 03/25/2035		885	885
1.112% due 04/25/2034		325	321
1.202% due 05/25/2034		3,786	3,507
1.292% due 07/25/2034		464	416
3.797% due 11/25/2032		5,570	5,360
4.773% due 05/25/2034 ^		686	586
Amortizing Residential Collateral Trust
1.457% due 07/25/2032		135	131
1.547% due 08/25/2032		322	299
Aquilae CLO PLC
0.289% due 01/17/2023	EUR	4,090	4,434
Argent Securities Trust
0.532% due 09/25/2036		$5,374	2,104
0.572% due 06/25/2036		23,130	8,461
0.572% due 09/25/2036		27,748	10,916
0.612% due 03/25/2036		7,979	3,933
0.662% due 07/25/2036		7,921	3,344
0.692% due 05/25/2036		29,585	10,985
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.742% due 01/25/2036		16,190	12,541

1.547% due 11/25/2034		3,522	2,916
2.447% due 05/25/2034		1,041	892
Asset-Backed Funding Certificates Trust
1.042% due 12/25/2034		483	482
1.282% due 12/25/2030		1,206	1,173
1.472% due 03/25/2034		4,634	3,735
1.517% due 05/25/2032		891	840
Asset-Backed Securities Corp. Home Equity Loan Trust
0.502% due 05/25/2037		263	181
0.652% due 11/25/2036		7,500	4,684
0.872% due 11/25/2035		5,800	5,255
1.182% due 10/25/2034		1	1
1.681% due 04/15/2033		2,618	2,542
3.331% due 08/15/2033		908	833
Avoca CLO Ltd.
0.246% due 10/15/2023	EUR	5,555	5,955
Bear Stearns Asset-Backed Securities Trust
0.532% due 04/25/2031		$3,105	3,127
0.592% due 05/25/2036 ^		5,608	5,269
0.592% due 12/25/2036 ^		6,120	4,720
0.612% due 05/25/2037		5,439	5,165
0.662% due 06/25/2047		7,500	6,451
0.702% due 02/25/2036		15	15
0.872% due 12/25/2042		296	295
1.062% due 12/25/2034		6	5
1.072% due 08/25/2035		5,670	5,393
1.082% due 10/25/2032		2,175	2,084
1.222% due 10/27/2032		967	928
1.422% due 10/25/2037		409	381
1.422% due 11/25/2042		229	214
2.934% due 07/25/2036		145	137
2.996% due 06/25/2043		760	728
5.750% due 11/25/2034 ^		4,247	4,222
8.419% due 10/25/2036		1,537	1,112
BNC Mortgage Loan Trust
0.522% due 05/25/2037		296	289
California Republic Auto Receivables Trust
1.180% due 08/15/2017		2	2
Carfinance Capital Auto Trust
1.750% due 11/15/2017		2	2
Carlyle High Yield Partners Ltd.
0.530% due 04/19/2022		2,374	2,322
Carrington Mortgage Loan Trust
0.482% due 01/25/2037		1,409	1,025
0.582% due 10/25/2036		7,311	4,301
0.662% due 06/25/2036		16,000	10,844
0.672% due 10/25/2036		8,565	5,092
0.682% due 02/25/2037		53,326	38,323
CDC Mortgage Capital Trust
1.217% due 07/25/2034		3,043	2,730
Celf Loan Partners PLC
0.925% due 05/03/2023		5,582	5,507
Chase Funding Trust
0.982% due 02/25/2033		45	38
1.062% due 08/25/2032		687	633
1.082% due 11/25/2032		19	19
1.322% due 02/25/2032		2,922	2,817
Chase Issuance Trust
1.380% due 11/15/2019		100	100
CIFC Funding Ltd.
0.601% due 05/10/2021		3,060	3,040
CIT Group Home Equity Loan Trust
1.472% due 09/25/2030		2,657	2,344
3.930% due 03/20/2032		189	191
Citigroup Global Markets Mortgage Securities, Inc.
0.982% due 09/25/2028		553	518
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates
1.352% due 05/25/2035		3,900	3,105
Citigroup Mortgage Loan Trust, Inc.
0.482% due 07/25/2045		4,078	2,822
0.492% due 05/25/2037		3,138	2,244
0.592% due 07/25/2045		15,379	10,790
0.622% due 05/25/2037		7,681	5,575
0.671% due 11/25/2045		4,532	4,129
0.672% due 08/25/2036		24,500	18,214
0.682% due 09/25/2036		4,715	2,988
0.682% due 01/25/2037		6,000	4,893
0.682% due 03/25/2037		15,170	11,841
0.682% due 07/25/2045		7,349	5,217
0.692% due 05/25/2037		17,700	12,575
1.082% due 07/25/2035		14,580	11,256
1.157% due 09/25/2035 ^		11,100	9,188
5.764% due 01/25/2037 ^		1,636	1,095
6.351% due 05/25/2036 ^		3,858	2,543
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		27	27
7.490% due 07/01/2031		451	502

Conseco Financial Corp.
6.240% due 12/01/2028		148	153
6.870% due 04/01/2030		304	332
7.140% due 01/15/2029		8	8
7.240% due 06/15/2028		8	8
Cordatus CLO PLC
0.283% due 01/30/2024	EUR	18,835	20,301
Cork Street CLO Designated Activity Co.
1.350% due 11/27/2028		30,000	32,602
Countrywide Asset-Backed Certificates
0.552% due 12/25/2036 ^		$9,061	8,173
0.562% due 05/25/2037 ^		32,492	27,978
0.562% due 08/25/2037		27,170	21,277
0.572% due 01/25/2037		8,723	8,392
0.572% due 05/25/2037		42,716	38,944
0.582% due 01/25/2034		3,405	3,199
0.582% due 01/25/2046		4,483	4,087
0.592% due 06/25/2047		20,750	19,682
0.602% due 08/25/2036		430	425
0.602% due 06/25/2047		1,874	1,718
0.612% due 10/25/2034		5,831	5,736
0.612% due 06/25/2047		10,321	9,524
0.642% due 06/25/2037		11,000	7,831
0.642% due 09/25/2037 ^		6,654	5,519
0.642% due 09/25/2047		64,600	49,984
0.652% due 10/25/2047		16,931	15,036
0.672% due 04/25/2036		5,635	5,547
0.701% due 12/25/2031 ^		289	211
0.712% due 06/25/2036		13,440	12,073
0.712% due 08/25/2036		12,797	11,531
0.722% due 06/25/2036		9,400	8,460
0.722% due 07/25/2036		10,000	9,161
0.732% due 09/25/2037 ^		6,748	3,407
0.762% due 04/25/2036		10,159	9,626
0.762% due 12/25/2036 ^		1,002	703
0.807% due 11/25/2035		4,934	4,768
0.822% due 08/25/2034		844	808
0.862% due 04/25/2036		4,500	3,701
0.872% due 03/25/2036		2,600	1,923
0.882% due 11/25/2035		75	74
0.912% due 10/25/2035		972	972
0.912% due 02/25/2036		3,400	2,795
0.982% due 12/25/2035		3,000	2,843
1.162% due 05/25/2032		20	19
2.822% due 01/25/2034 ^		16,796	12,153
4.399% due 04/25/2036		2,379	2,403
5.049% due 10/25/2046 ^		16,002	15,214
5.397% due 10/25/2032 ^		8,933	7,786
Countrywide Asset-Backed Certificates Trust
0.582% due 03/25/2037		19,838	18,391
0.582% due 09/25/2046		6,094	5,490
0.872% due 04/25/2036		5,000	4,425
0.882% due 05/25/2036		30,800	25,636
0.912% due 02/25/2036		7,000	6,764
0.952% due 02/25/2036		4,800	4,140
1.002% due 11/25/2035		2,600	2,380
1.072% due 07/25/2035		1,000	914
1.122% due 11/25/2035		2,000	1,645
1.162% due 12/25/2034		3,649	3,452
1.222% due 08/25/2047		21,500	18,500
1.322% due 11/25/2034		914	891
1.322% due 04/25/2035		3,500	2,891
4.693% due 10/25/2035		3,815	3,906
4.740% due 10/25/2035		503	512
4.994% due 05/25/2035		3,341	3,349
5.191% due 08/25/2035		17,821	15,990
5.251% due 12/25/2034		2,100	2,098
Credit Suisse First Boston Mortgage Securities Corp.
1.122% due 07/25/2032		54	45
1.162% due 08/25/2032		2,042	1,818
2.072% due 05/25/2043		1,213	1,153
Credit-Based Asset Servicing and Securitization LLC
0.317% due 07/25/2037		517	329
0.482% due 11/25/2036		141	78
0.572% due 11/25/2036		13,608	7,635
0.672% due 07/25/2036		10,000	7,218
0.672% due 04/25/2037		1,395	934
0.992% due 07/25/2036		5,576	5,164
1.522% due 04/25/2032		224	217
3.971% due 03/25/2037 ^		7,085	3,648
6.780% due 05/25/2035		1,750	1,785
Delta Funding Home Equity Loan Trust
1.151% due 09/15/2029		195	180
DT Auto Owner Trust
1.430% due 03/15/2018		2	2
2.640% due 10/15/2019		55	55

Educational Funding Co. LLC
0.570% due 10/25/2029		5,656	5,284
Educational Services of America, Inc.
1.170% due 07/25/2023		18,994	18,666
EFS Volunteer LLC
1.022% due 10/25/2021		13	13
1.170% due 10/26/2026		10,208	10,171
EMC Mortgage Loan Trust
0.671% due 12/25/2042		1,235	1,184
0.671% due 05/25/2043		419	409
0.961% due 05/25/2040		32	29
EquiFirst Mortgage Loan Trust
1.172% due 01/25/2034		30	26
Equity One Mortgage Pass-Through Trust
0.982% due 11/25/2032		2,959	2,823
Exeter Automobile Receivables Trust
1.060% due 08/15/2018		13	13
2.170% due 05/15/2019		35	35
FAB CBO BV
0.372% due 12/31/2078	EUR	789	854
FAB U.S. Ltd.
1.242% due 12/06/2045	GBP	18,134	24,145
Fieldstone Mortgage Investment Trust
0.582% due 11/25/2036		$13,838	7,699
Finance America Mortgage Loan Trust
1.322% due 08/25/2034		666	623
First Franklin Mortgage Loan Trust
0.582% due 04/25/2036		7,166	6,047
0.662% due 04/25/2036		7,400	4,800
0.662% due 08/25/2036		8,700	6,155
0.662% due 10/25/2036		8,100	5,467
0.682% due 11/25/2036		1,862	1,841
0.872% due 11/25/2036		6,700	5,731
0.892% due 07/25/2035		825	799
0.912% due 07/25/2035		2,000	1,738
1.067% due 05/25/2035		438	437
1.097% due 11/25/2035		12,496	9,431
1.622% due 01/25/2035		2,690	2,249
1.847% due 10/25/2034		2,181	1,841
First Investors Auto Owner Trust
0.900% due 10/15/2018		6	6
1.490% due 01/15/2020		20	20
First NLC Trust
0.562% due 08/25/2037		4,128	2,138
0.702% due 08/25/2037		2,337	1,237
0.882% due 05/25/2035		1,879	1,595
Flagship Credit Auto Trust
1.210% due 04/15/2019		34	34
Fremont Home Loan Trust
0.482% due 01/25/2037		42	22
0.522% due 08/25/2036		485	198
0.552% due 11/25/2036		54,571	24,667
0.572% due 01/25/2037		18,552	9,695
0.582% due 08/25/2036		9,937	4,110
0.592% due 02/25/2037		69,416	39,375
0.662% due 02/25/2037		26,361	15,169
0.672% due 05/25/2036		14,858	8,901
0.692% due 04/25/2036		3,100	1,796
0.912% due 07/25/2035		1,500	1,334
1.352% due 07/25/2034		1,156	1,102
1.487% due 06/25/2035		6,100	5,253
GE-WMC Mortgage Securities Trust
0.462% due 08/25/2036		8	4
GMAC Mortgage Corp. Home Equity Loan Trust
6.656% due 09/25/2037		65	67
7.000% due 09/25/2037		35	35
Greenpoint Manufactured Housing
7.270% due 06/15/2029		396	392
8.300% due 10/15/2026		1,500	1,581
GSAA Home Equity Trust
0.451% due 03/25/2036		5,692	5,398
0.542% due 04/25/2047		7,926	6,512
0.722% due 03/25/2037		4,116	2,502
0.872% due 08/25/2037		8,818	8,036
4.308% due 03/25/2036		12,979	8,763
4.844% due 06/25/2034 ^		15	15
GSAA Trust
0.722% due 05/25/2047		612	453
0.792% due 06/25/2035		5,143	4,967
GSAMP Trust
0.512% due 01/25/2037		4,973	3,004
0.542% due 12/25/2036		8,653	4,781
0.582% due 05/25/2046		1,876	1,696
0.582% due 10/25/2046		880	871
0.602% due 11/25/2035		553	85

0.662% due 06/25/2036		7,114	4,336
0.662% due 08/25/2036		3,256	2,524
0.692% due 04/25/2036		5,500	3,391
0.792% due 03/25/2047		2,000	1,327
0.942% due 01/25/2045		1,988	1,894
1.427% due 06/25/2035		2,173	2,126
1.472% due 06/25/2034		794	766
1.672% due 03/25/2034 ^		5,550	4,112
1.742% due 12/25/2034 ^		1,857	1,300
2.072% due 10/25/2034		1,113	1,041
Halcyon Structured Asset Management European CLO BV
0.289% due 01/25/2023	EUR	4,144	4,479
Harbourmaster CLO BV
0.227% due 05/08/2023		2,874	3,120
0.600% due 05/08/2023		$16,858	16,602
0.859% due 05/08/2023	GBP	23,189	33,635
Home Equity Asset Trust
0.592% due 08/25/2036		$2,142	2,117
1.022% due 11/25/2032		154	131
1.517% due 05/25/2035		3,300	2,905
HSI Asset Loan Obligation Trust
0.482% due 12/25/2036		141	58
5.118% due 12/25/2036		20,341	11,182
HSI Asset Securitization Corp. Trust
0.472% due 10/25/2036		253	133
0.532% due 12/25/2036		731	312
0.592% due 12/25/2036		6,701	2,867
0.812% due 11/25/2035		5,339	3,790
IMC Home Equity Loan Trust
5.073% due 07/25/2026		26	25
7.310% due 11/20/2028		26	27
7.520% due 08/20/2028		32	33
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.562% due 11/25/2036		3,218	2,572
0.582% due 11/25/2036		8,500	5,587
0.632% due 04/25/2037		6,124	3,886
0.662% due 11/25/2036		35,326	22,668
1.282% due 10/25/2033		997	941
IXIS Real Estate Capital Trust
1.052% due 02/25/2036		9,828	8,723
1.102% due 02/25/2036		119	118
JPMorgan Mortgage Acquisition Corp.
0.612% due 05/25/2035		1,768	1,744
JPMorgan Mortgage Acquisition Trust
0.502% due 08/25/2036		344	175
0.532% due 08/25/2036		61	31
0.572% due 08/25/2036		424	402
0.582% due 01/25/2036		3,900	3,604
0.582% due 07/25/2036 ^		8,771	4,134
0.582% due 05/25/2037		3,600	3,333
0.612% due 03/25/2047		25,812	18,475
0.662% due 08/25/2036		3,000	2,463
0.682% due 07/25/2036		8,800	6,454
0.682% due 03/25/2037		5,600	4,140
0.692% due 04/25/2036		6,700	5,873
6.337% due 08/25/2036 ^		3,195	2,215
Jubilee CDO BV
0.246% due 09/20/2022	EUR	712	772
0.258% due 07/30/2024		4,140	4,434
L.A. Arena Funding LLC
7.656% due 12/15/2026		$103	114
Lehman ABS Mortgage Loan Trust
0.512% due 06/25/2037		9,666	6,000
0.622% due 06/25/2037		5,218	3,296
Lehman XS Trust
0.592% due 10/25/2036		11,761	10,700
0.592% due 01/25/2037		9,399	8,357
5.420% due 11/25/2035 ^		966	974
Limerock CLO
0.530% due 04/24/2023		7,536	7,463
Long Beach Mortgage Loan Trust
0.582% due 12/25/2036		26,984	16,898
0.682% due 08/25/2045		10,858	8,504
0.802% due 08/25/2045		4,758	4,440
1.247% due 06/25/2035		1,013	1,008
1.472% due 06/25/2035		8,900	6,829
1.697% due 02/25/2035		4,500	3,600
Madison Park Funding Ltd.
1.545% due 04/22/2022		96,446	96,443
Massachusetts Educational Financing Authority
1.270% due 04/25/2038		3,577	3,561
MASTR Asset-Backed Securities Trust
0.472% due 01/25/2037		138	61
0.572% due 08/25/2036		6,800	3,274
0.652% due 02/25/2036		2,948	2,931
0.662% due 03/25/2036		10,700	6,627

0.662% due 10/25/2036	5,034	3,213
0.922% due 10/25/2035 ^	14,276	10,653
5.471% due 11/25/2035	1,542	1,490
5.719% due 02/25/2036	3,619	3,537
MASTR Specialized Loan Trust
1.172% due 11/25/2035	3,600	2,743
Merrill Lynch First Franklin Mortgage Loan Trust
0.592% due 04/25/2037	4,020	2,353
Merrill Lynch Mortgage Investors Trust
0.482% due 11/25/2037	2,311	1,149
0.492% due 04/25/2047	16,991	9,634
0.532% due 08/25/2037	14,094	8,528
0.542% due 02/25/2037	1,333	646
0.572% due 08/25/2037	59,024	35,964
0.572% due 11/25/2037	16,462	8,329
0.592% due 07/25/2037	7,207	3,842
0.662% due 08/25/2037	2,951	1,826
0.682% due 03/25/2037	75,100	49,222
0.682% due 04/25/2037	4,000	2,089
0.742% due 03/25/2037	5,424	3,566
0.872% due 02/25/2047	27,431	18,870
MESA Trust
1.222% due 12/25/2031	910	841
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	338	363
Mid-State Trust
7.340% due 07/01/2035	577	619
7.791% due 03/15/2038	2,517	2,740
Morgan Stanley ABS Capital, Inc. Trust
0.472% due 07/25/2036	313	144
0.482% due 12/25/2036	3,999	2,363
0.482% due 05/25/2037	2,686	1,719
0.492% due 10/25/2036	2,304	1,274
0.512% due 01/25/2037	8,386	4,675
0.522% due 11/25/2036	2,305	1,375
0.532% due 03/25/2037	9,402	4,806
0.552% due 10/25/2036	8,095	6,253
0.562% due 10/25/2036	40,532	22,659
0.562% due 11/25/2036	6,094	3,800
0.562% due 05/25/2037	7,782	5,409
0.572% due 06/25/2036	12,077	8,005
0.572% due 09/25/2036	21,607	10,017
0.572% due 10/25/2036	19,271	11,992
0.572% due 11/25/2036	25,501	15,301
0.572% due 12/25/2036	3,225	1,926
0.582% due 04/25/2036	2,004	1,983
0.582% due 09/25/2036	5,571	3,098
0.602% due 03/25/2037	6,372	3,291
0.622% due 02/25/2037	3,076	1,719
0.642% due 10/25/2036	3,475	1,967
0.652% due 09/25/2036	4,161	2,345
0.652% due 10/25/2036	2,316	1,457
0.652% due 11/25/2036	26,351	15,970
0.652% due 02/25/2037	14,133	6,622
0.672% due 08/25/2036	23,306	13,810
0.672% due 05/25/2037	4,813	3,149
0.762% due 03/25/2037	4,673	2,472
0.782% due 02/25/2037	11,389	5,433
0.882% due 06/25/2034	25	25
1.067% due 09/25/2035	3,000	2,650
1.157% due 07/25/2035	4,000	3,214
1.222% due 07/25/2037	3,008	2,958
1.367% due 06/25/2034	2,810	2,664
1.422% due 03/25/2033	1,451	1,385
1.442% due 08/25/2034	269	255
1.472% due 04/25/2035	4,200	3,055
Morgan Stanley Dean Witter Capital, Inc. Trust
1.697% due 09/25/2032	2,575	2,545
1.772% due 02/25/2033	1,553	1,487
Morgan Stanley Home Equity Loan Trust
0.522% due 12/25/2036	16,439	9,307
0.582% due 04/25/2036	3,091	2,182
0.652% due 04/25/2037	17,491	9,979
0.772% due 04/25/2037	10,734	6,229
Morgan Stanley IXIS Real Estate Capital Trust
0.472% due 11/25/2036	7	3
Morgan Stanley Mortgage Loan Trust
0.492% due 01/25/2047 ^	3	3
0.502% due 11/25/2036	4,919	2,205
0.542% due 04/25/2037	8,315	4,083
0.652% due 02/25/2037	883	484
0.782% due 04/25/2037	4,029	2,037
5.577% due 10/25/2046 ^	3,734	2,016
5.726% due 10/25/2036 ^	1,802	1,045
5.750% due 11/25/2036 ^	2,412	1,208
5.750% due 04/25/2037 ^	1,115	828
6.000% due 07/25/2047 ^	1,033	823

Motor PLC
0.902% due 08/25/2021		38,290	38,267
National Collegiate Student Loan Trust
0.682% due 02/26/2029		5,000	4,681
0.692% due 03/26/2029		23,500	21,554
Nationstar Home Equity Loan Trust
0.602% due 04/25/2037		2,379	2,346
Navient Private Education Loan Trust
1.744% due 01/16/2035		45,000	45,007
Nelnet Student Loan Trust
1.250% due 10/25/2019		1,508	1,508
New Century Home Equity Loan Trust
1.097% due 03/25/2035		3,500	3,271
1.307% due 05/25/2034		2,095	1,930
3.422% due 01/25/2033 ^		4,977	4,418
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.752% due 10/25/2036 ^		28,138	11,747
0.822% due 02/25/2037 ^		2,643	992
0.912% due 05/25/2035		4,513	4,329
6.032% due 10/25/2036 ^		3,639	1,969
NovaStar Mortgage Funding Trust
0.371% due 06/25/2036		3,708	2,742
0.522% due 01/25/2037		5,271	2,379
0.572% due 09/25/2036		22,563	11,990
0.572% due 03/25/2037		5,781	3,037
0.592% due 11/25/2036		12,762	6,081
0.602% due 03/25/2037		4,786	2,524
0.632% due 01/25/2037		23,710	10,932
0.672% due 10/25/2036		7,423	3,833
0.931% due 12/25/2033		803	772
1.247% due 06/25/2034		100	94
2.297% due 03/25/2035		9,200	8,212
NYLIM Flatiron CLO Ltd.
0.564% due 08/08/2020		1,819	1,812
OneMain Financial Issuance Trust
2.430% due 06/18/2024		37,100	36,982
2.470% due 09/18/2024		100	100
Option One Mortgage Loan Trust
0.562% due 01/25/2037		32,064	18,562
0.592% due 05/25/2037		4,796	2,933
0.602% due 04/25/2037		9,202	5,598
0.642% due 01/25/2037		13,225	7,749
0.662% due 04/25/2037		4,460	2,669
0.672% due 03/25/2037		2,018	1,183
0.672% due 07/25/2037		4,617	2,887
0.752% due 04/25/2037		3,535	2,180
0.782% due 01/25/2036		6,600	4,612
0.932% due 08/25/2035		4,500	3,463
Option One Mortgage Loan Trust Asset-Backed Certificates
0.882% due 11/25/2035		8,500	6,360
Ownit Mortgage Loan Trust
1.022% due 10/25/2036 ^		4,795	3,773
Palisades CDO Ltd.
0.680% due 07/22/2039		4,326	4,297
Panhandle-Plains Higher Education Authority, Inc.
1.742% due 10/01/2035		19,354	19,358
Panther CDO BV
0.304% due 03/20/2084	EUR	41,318	43,363
0.312% due 10/15/2084		13,771	14,385
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.222% due 12/25/2034		$7,369	6,247
Penta CLO S.A.
0.172% due 06/04/2024	EUR	22,324	24,035
People’s Choice Home Loan Securities Trust
1.142% due 05/25/2035 ^		$3,100	2,893
1.367% due 05/25/2035 ^		7,000	5,154
1.772% due 01/25/2035		6,500	5,520
People’s Financial Realty Mortgage Securities Trust
0.562% due 09/25/2036		24,137	9,764
Popular ABS Mortgage Pass-Through Trust
0.512% due 06/25/2047 ^		1,110	1,107
0.632% due 01/25/2037		7,000	5,819
1.052% due 06/25/2035		3,676	3,206
5.700% due 12/25/2034		9,967	7,703
Primus CLO Ltd.
0.521% due 07/15/2021		90,726	89,380
RAAC Trust
0.491% due 05/25/2036		1,724	1,570
0.571% due 11/25/2046		15,249	13,226
0.722% due 06/25/2044		4,202	3,605
0.762% due 02/25/2036		3,600	3,264
0.822% due 06/25/2047		4,114	3,921
1.922% due 09/25/2047		10,900	8,951
Renaissance Home Equity Loan Trust
0.782% due 11/25/2034		372	321

1.122% due 08/25/2032		104	96
1.302% due 08/25/2033		72	68
5.473% due 01/25/2037		9,575	5,451
5.565% due 02/25/2036		7	7
5.893% due 06/25/2037 ^		8,190	4,198
Residential Asset Mortgage Products Trust
0.441% due 10/25/2034		1,987	1,858
0.592% due 05/25/2036		56	56
0.652% due 01/25/2036		3,098	3,058
0.712% due 02/25/2036		4,650	4,093
0.722% due 05/25/2036 ^		5,423	4,085
2.342% due 11/25/2034		6,880	6,313
2.771% due 12/25/2034		2,000	1,698
5.072% due 04/25/2034		320	328
Residential Asset Securities Corp. Trust
0.552% due 11/25/2036		15,646	13,037
0.572% due 08/25/2036		1,970	1,836
0.572% due 09/25/2036		1,518	1,497
0.582% due 06/25/2036		1,514	1,462
0.592% due 11/25/2036		6,411	5,661
0.602% due 04/25/2036		3,299	3,129
0.622% due 02/25/2036		587	584
0.662% due 10/25/2036		3,000	2,317
0.692% due 07/25/2036		12,000	7,588
0.692% due 05/25/2037		4,300	3,948
0.702% due 04/25/2036		4,200	3,618
0.712% due 03/25/2036		1,969	1,948
0.832% due 01/25/2036		3,160	2,822
0.862% due 11/25/2035		6,840	6,212
0.922% due 07/25/2032 ^		3	3
1.002% due 06/25/2033		1,804	1,549
1.012% due 09/25/2035		5,000	4,508
1.247% due 07/25/2034		1,508	1,354
1.517% due 03/25/2035		3,045	2,508
Residential Mortgage Loan Trust
1.922% due 09/25/2029		11	10
RMF Euro CDO PLC
0.278% due 09/11/2022	EUR	322	349
SACO, Inc.
0.842% due 03/25/2036 ^		$66	103
0.922% due 12/25/2035		57	55
Santander Drive Auto Receivables Trust
2.650% due 08/17/2020		95	95
Securitized Asset-Backed Receivables LLC Trust
0.482% due 12/25/2036 ^		302	119
0.552% due 05/25/2037 ^		943	643
0.582% due 07/25/2036		3,416	1,694
0.662% due 07/25/2036		4,392	2,213
0.672% due 03/25/2036		15,127	9,184
0.672% due 05/25/2036		7,827	4,516
0.692% due 03/25/2036		25,887	21,031
1.127% due 04/25/2035		38	38
1.382% due 01/25/2036 ^		7,437	6,182
SG Mortgage Securities Trust
0.572% due 10/25/2036		20,988	12,746
SLC Student Loan Trust
1.412% due 06/15/2021		4,300	4,175
SLM Private Credit Student Loan Trust
0.752% due 12/16/2041		12,000	10,570
SLM Private Education Loan Trust
2.581% due 06/16/2042		18,000	18,627
3.200% due 05/16/2044		2,771	2,837
3.581% due 05/16/2044		30,394	31,402
SLM Student Loan Trust
0.132% due 12/15/2023	EUR	203	214
0.142% due 06/17/2024		10,324	10,710
0.450% due 01/25/2019		$1,322	1,312
0.650% due 01/25/2022		12,000	11,426
0.820% due 10/25/2017		6,251	6,243
0.870% due 10/25/2017		2	2
0.970% due 04/25/2019		700	694
1.220% due 07/25/2023		700	679
1.620% due 01/25/2018		186	186
1.712% due 12/15/2033		21,743	20,512
1.820% due 04/25/2023		50,188	50,269
2.020% due 07/25/2023		3,075	3,096
SMART ABS Trust
1.180% due 02/14/2019		95	94
SNAAC Auto Receivables Trust
1.030% due 09/17/2018		2	2
Soundview Home Loan Trust
0.532% due 01/25/2037		57	39
0.582% due 11/25/2036		11,097	9,502
0.582% due 01/25/2037		5,510	3,804
0.602% due 02/25/2037		10,394	4,457
0.602% due 08/25/2037		4,000	2,952

0.632% due 06/25/2037		24,967	15,457
0.662% due 07/25/2036		15,300	9,360
0.672% due 08/25/2037		3,828	2,701
0.682% due 02/25/2037		13,412	5,817
0.702% due 05/25/2036		5,000	4,015
0.722% due 11/25/2035		1	1
1.247% due 06/25/2035		5,014	4,569
South Carolina Student Loan Corp.
1.164% due 03/02/2020		487	482
1.414% due 09/03/2024		600	592
Specialty Underwriting & Residential Finance Trust
0.522% due 11/25/2037		853	522
0.722% due 12/25/2036		8,213	6,401
0.772% due 09/25/2036		2,540	2,523
0.772% due 03/25/2037		5,029	2,722
0.922% due 06/25/2036		1,765	1,701
1.022% due 06/25/2036		18,300	13,224
1.397% due 12/25/2035		5,107	4,583
3.979% due 02/25/2037 ^		8,492	4,389
Stone Tower CLO Ltd.
0.535% due 04/17/2021		3,054	3,033
0.545% due 04/17/2021		1,769	1,749
Structured Asset Investment Loan Trust
0.572% due 06/25/2036		2,992	2,589
0.722% due 01/25/2036		6,526	5,206
1.122% due 04/25/2033		1,833	1,783
1.322% due 05/25/2035		9,400	7,882
1.352% due 09/25/2034		590	527
1.397% due 01/25/2035		10,188	7,319
1.422% due 09/25/2034		393	382
1.547% due 01/25/2035		3,957	976
1.622% due 01/25/2033		54	54
1.802% due 04/25/2033		359	302
1.997% due 01/25/2035		4,313	620
2.147% due 01/25/2035 ^		5,776	284
Structured Asset Securities Corp.
5.180% due 10/25/2034		1,446	1,495
Structured Asset Securities Corp. Mortgage Loan Trust
0.532% due 01/25/2037		684	683
0.582% due 03/25/2036		153	148
0.602% due 01/25/2037		3,757	1,881
0.672% due 09/25/2036		4,500	3,640
0.692% due 04/25/2036		12,913	9,616
0.722% due 06/25/2035		2,830	2,513
0.792% due 04/25/2036		6,436	5,618
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.410% due 06/25/2033		48	49
SVO Mortgage LLC
2.000% due 09/20/2029		38	37
Symphony CLO Ltd.
0.602% due 05/15/2019		53,209	52,849
Toyota Auto Receivables Owner Trust
0.930% due 07/16/2018		70	70
Trapeza CDO Ltd.
0.617% due 04/06/2042		3,263	2,350
Triaxx Prime CDO Ltd.
0.688% due 10/02/2039		111,589	87,040
Wachovia Loan Trust
0.782% due 05/25/2035		948	928
WaMu Asset-Backed Certificates Trust
0.672% due 04/25/2037		15,491	7,148
Washington Mutual Asset-Backed Certificates Trust
0.482% due 10/25/2036		2,155	1,120
Wood Street CLO BV
0.280% due 03/29/2021	EUR	3,618	3,930

Total Asset-Backed Securities (Cost $3,080,882)			3,269,241

SOVEREIGN ISSUES 11.1%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		7,110	7,214
Autonomous Community of Catalonia
4.300% due 11/15/2016		4,750	5,228
4.750% due 06/04/2018		40,886	47,011
4.900% due 09/15/2021		3,200	3,814
4.950% due 02/11/2020 (l)		6,850	8,040
Autonomous Community of Valencia
4.000% due 11/02/2016		5,900	6,595
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$76,900	76,323
4.125% due 09/15/2017	EUR	43,000	43,920
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (e)	BRL	487	123
0.000% due 04/01/2016 (e)		8,379,625	2,048,223
0.000% due 07/01/2016 (e)		5,792,550	1,365,900

0.000% due 10/01/2016 (e)		21,332,415	4,836,259
0.000% due 01/01/2017 (e)		1,460,400	318,947
0.000% due 07/01/2017 (e)		150,000	30,287
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		537,500	129,668
China Development Bank Corp.
5.800% due 01/03/2016	CNY	5,445	839
Cyprus Government International Bond
3.875% due 05/06/2022	EUR	26,500	30,023
4.750% due 02/25/2016 (j)		14,800	16,157
4.750% due 06/25/2019		19,300	22,621
Export-Import Bank of Korea
2.625% due 12/30/2020 (l)		$31,700	31,740
Korea Development Bank
3.250% due 03/09/2016		9,800	9,840
3.250% due 09/20/2016 (l)		17,900	18,134
4.000% due 09/09/2016 (l)		20,000	20,382
Mexico Government International Bond
4.000% due 11/15/2040 (g)	MXN	923,317	54,383
4.000% due 11/08/2046 (g)		4,116,872	242,908
4.750% due 06/14/2018		1,000,000	58,373
6.500% due 06/10/2021		10	1
8.000% due 06/11/2020		52,300	3,343
New South Wales Treasury Corp.
6.000% due 03/01/2022	AUD	165	143
New South Wales Treasury Corp. Inflation Linked Bond
2.750% due 11/20/2025		1,237	1,058
Poland Government International Bond
4.000% due 01/22/2024		$15	16
Province of British Columbia
1.200% due 04/25/2017		45	45
Province of Ontario
1.650% due 09/27/2019 (l)		85,700	84,729
4.000% due 10/07/2019 (l)		23,855	25,590
4.400% due 04/14/2020 (l)		18,900	20,685
Province of Quebec
2.750% due 08/25/2021 (l)		81,800	82,915
3.500% due 07/29/2020		11,900	12,600
3.500% due 12/01/2022	CAD	68,053	54,275
Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	455	356
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	6,830,000	51,142
4.500% due 07/03/2017		5,920,000	45,313
5.000% due 08/22/2016		6,000,000	48,172
5.250% due 02/01/2016		1,078,800	8,650
Slovenia Government International Bond
5.250% due 02/18/2024		$15,200	16,806
5.500% due 10/26/2022		62,600	70,108
5.850% due 05/10/2023		16,400	18,717
South Africa Government International Bond
4.500% due 04/05/2016	EUR	150	164

Total Sovereign Issues (Cost $11,280,396)			9,977,780

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% (h)		139,270	161,327

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (c)		8,712,560	0
6.250% due 07/14/2033 (c)		475,440	0

			0

Total Convertible Preferred Securities (Cost $163,123)			161,327

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
CoBank ACB
6.250% due 10/01/2022 (h)		40,000	4,126
Navient Corp. CPI Linked Security
1.964% due 03/15/2017		4,700	111

Total Preferred Securities (Cost $4,260)			4,237

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.6%
CERTIFICATES OF DEPOSIT 0.5%
Banco Bilbao Vizcaya Argentaria S.A.
1.212% due 05/16/2016		$155,500	155,223
Intesa Sanpaolo SpA
1.701% due 04/11/2016		11,200	11,209
Sumitomo Mitsui Banking Corp.
0.699% due 05/02/2017		315,300	315,234

			481,666

COMMERCIAL PAPER 0.6%
AutoNation, Inc.
0.950% due 01/04/2016		24,000	23,998
1.015% due 01/07/2016		21,100	21,098
1.015% due 01/12/2016		35,000	34,993
Deutsche Telekom AG
0.735% due 01/07/2016		57,300	57,295
0.930% due 01/11/2016		41,000	40,994
Duke Energy Corp.
0.720% due 01/13/2016		15,900	15,897
EMC Corp.
0.950% due 01/04/2016		24,400	24,399
Entergy Corp.
0.870% due 01/08/2016		25,000	24,997
0.880% due 01/21/2016		5,000	4,998
0.950% due 01/04/2016		25,000	24,998
0.960% due 01/11/2016		10,000	9,998
Ford Motor Credit Co.
0.910% due 01/11/2016		17,000	16,997
0.910% due 01/15/2016		16,600	16,596
1.020% due 01/27/2016		70,000	69,964
1.070% due 01/07/2016		46,400	46,395
Hewlett Packard Enterprise Co.
0.610% due 01/11/2016		27,050	27,048
0.700% due 01/08/2016		52,950	52,947
Hyundai Capital America
0.590% due 01/22/2016		24,000	23,993
Plains All American Pipeline LP
0.650% due 01/05/2016		13,150	13,149

			550,754

REPURCHASE AGREEMENTS (k) 0.2%			161,200

SHORT-TERM NOTES 0.7%
Czech Republic Ministry of Finance Bill
0.010% due 04/15/2016 - 09/30/2016 (f)	CZK	2,599,000	104,640
JPMorgan Chase Bank N.A.
0.010% due 10/04/2016		$504,475	491,294

			595,934

JAPAN TREASURY BILLS 0.5%
(0.073%) due 02/22/2016 - 03/07/2016 (d)	JPY	56,240,000	467,924

MEXICO TREASURY BILLS 0.0%
3.522% due 03/03/2016 - 05/26/2016 (d)	MXN	328,610	18,861

U.S. TREASURY BILLS 0.1%
0.235% due 01/21/2016 - 06/30/2016 (d)(l)(p)		$89,944	89,881

Total Short-Term Instruments (Cost $2,356,807)			2,366,220

Total Investments in Securities (Cost $118,373,004)			117,098,728

	SHARES
INVESTMENTS IN AFFILIATES 2.4%
SHORT-TERM INSTRUMENTS 2.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short-Term Floating NAV Portfolio III	213,852,090	2,111,576

Total Short-Term Instruments (Cost $2,115,634)		2,111,576

Total Investments in Affiliates (Cost $2,115,634)		2,111,576

Total Investments 132.9% (Cost $120,488,638)		$119,210,304
Financial Derivative Instruments (m)(o) 2.9% (Cost or Premiums, net $(320,678))		2,590,808
Other Assets and Liabilities, net (35.8%)		(32,105,065)

Net Assets 100.0%		$89,696,047

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon bond.

(f)	Zero coupon bond. Coupon presented is a calculated yield.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(j)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$274,300	$268,867	0.30%
Cyprus Government International Bond	4.750	02/25/2016	06/24/2015	16,630	16,157	0.02
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	15,418	0.02

				$305,930	$300,442	0.34%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	0.500%	12/31/2015	01/04/2016	$1,600	U.S. Treasury Bonds 3.125% due 02/15/2043	$(1,634)	$1,600	$1,600
GSC	0.520	12/31/2015	01/04/2016	14,500	Freddie Mac 3.500% due 09/01/2042	(14,993)	14,500	14,501
NOM	0.500	12/31/2015	01/04/2016	3,100	U.S. Treasury Notes 2.125% due 05/15/2025	(3,167)	3,100	3,100
RDR	0.540	12/31/2015	01/04/2016	101,100	U.S. Treasury Notes 2.125% due 12/31/2022	(103,376)	101,100	101,106
SAL	0.580	12/31/2015	01/04/2016	900	U.S. Treasury Notes 2.750% due 02/15/2024	(918)	900	900
SSB	0.010	12/31/2015	01/04/2016	40,000	Fannie Mae 2.140% due 11/07/2022	(40,802)	40,000	40,000

Total Repurchase Agreements						$(164,890)	$161,200	$161,207

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	(0.500%)	12/23/2015	TBD	(2)		$(16,650)	$(16,647)
	(0.500)	12/23/2015	TBD	(2)		(7,129)	(7,129)
	(0.375)	12/15/2015	TBD	(2)		(2,038)	(2,038)
	(0.375)	12/30/2015	TBD	(2)		(3,283)	(3,283)
BRC	(2.000)	12/17/2015	TBD	(2)		(4,256)	(4,251)
	(1.000)	11/24/2015	TBD	(2)		(5,291)	(5,285)
DBL	(0.650)	05/28/2015	TBD	(2)	EUR	(2,383)	(2,580)
	(0.650)	08/03/2015	TBD	(2)		(2,199)	(2,382)
DEU	0.650	11/18/2015	TBD	(2)		(1,111)	(1,208)
GSC	(0.250)	11/23/2015	TBD	(2)		$(4,994)	(4,993)
JPS	0.450	12/09/2015	01/25/2016			(6,169)	(6,171)
	0.470	12/09/2015	01/14/2016			(91,923)	(91,954)
	0.560	12/09/2015	01/20/2016			(5,307)	(5,309)
	0.700	12/23/2015	01/12/2016			(24,888)	(24,894)
RDR	0.690	11/23/2015	01/25/2016			(147,039)	(147,157)
	0.690	12/10/2015	01/25/2016			(39,634)	(39,653)
SCX	0.380	12/31/2015	01/13/2016			(11,600)	(11,600)
	0.390	12/31/2015	01/13/2016			(8,900)	(8,900)
	0.410	12/24/2015	01/22/2016			(752)	(752)
	0.410	12/31/2015	01/20/2016			(10,000)	(10,000)
	0.420	12/31/2015	01/26/2016			(12,600)	(12,601)
	0.550	12/31/2015	02/03/2016			(9,100)	(9,101)
	0.560	12/24/2015	01/19/2016			(2,005)	(2,005)
	0.560	12/31/2015	01/19/2016			(6,600)	(6,600)
	0.560	12/31/2015	02/03/2016			(5,100)	(5,100)
	0.580	12/31/2015	02/04/2016			(24,100)	(24,102)
	0.590	12/31/2015	01/12/2016			(34,300)	(34,302)
	0.620	12/31/2015	01/19/2016			(53,000)	(53,004)
	0.650	12/31/2015	01/21/2016			(1,100)	(1,100)
	0.670	10/15/2015	01/15/2016			(145,486)	(145,705)
	0.690	10/22/2015	01/22/2016			(66,547)	(66,641)
	0.690	10/23/2015	01/22/2016			(21,230)	(21,260)
	0.710	11/24/2015	01/26/2016			(191,999)	(192,155)
SOG	0.670	10/16/2015	01/19/2016			(251,590)	(251,965)
	0.670	10/22/2015	01/22/2016			(248,847)	(249,190)

Total Reverse Repurchase Agreements							$(1,471,017)

(2)	Open maturity reverse repurchase agreement.
(3)	As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(823,290) at a weighted average interest rate of 0.109%.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	01/01/2031	$37,000	$(38,630)	$(38,578)

Total Short Sales				$(38,630)	$(38,578)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(l)	Securities with an aggregate market value of $1,555,764 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance June Futures	Long	06/2016	9,945	$(56)	$0	$0
3-Month Canada Bankers Acceptance March Futures	Long	03/2016	15,366	357	139	0
3-Month Euribor June Futures	Long	06/2016	8,432	166	0	(115)
3-Month Euribor March Futures	Long	03/2016	5,233	65	0	(71)
90-Day Eurodollar December Futures	Short	12/2016	21,551	(7,006)	0	(808)
90-Day Eurodollar December Futures	Short	12/2017	23,918	(20,261)	0	(1,196)
90-Day Eurodollar June Futures	Short	06/2017	15,155	(12,169)	0	(568)
90-Day Eurodollar March Futures	Short	03/2017	22,680	(14,265)	0	(851)
90-Day Eurodollar March Futures	Short	03/2018	11,340	(9,591)	0	(709)
90-Day Eurodollar September Futures	Short	09/2016	37,230	(22,606)	0	(931)
90-Day Eurodollar September Futures	Short	09/2017	13,610	(11,188)	0	(680)
Canada Government 10-Year Bond March Futures	Short	03/2016	11,809	(23,912)	427	(1,536)
Euro-Bobl March Futures	Long	03/2016	17,178	(3,864)	747	0
Euro-Schatz March Futures	Long	03/2016	15,993	408	348	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	104,820	(32,151)	14,740	0
U.S. Treasury 10-Year Note March Futures	Long	03/2016	551	(328)	163	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	2,104	(1,740)	0	(1,052)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2016	16,606	2,679	918	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2016	480	44	9	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	25,582	(19,070)	1,414	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	83,346	(37,152)	4,607	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	8,594	3,205	633	(158)
United Kingdom Long Gilt March Futures	Short	03/2016	4,872	1,621	5,315	(2,370)

Total Futures Contracts				$(206,814)	$29,460	$(11,045)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-25 5-Year Index	(1.000%)	12/20/2020	$150,000	$(878)	$455	$0	$(23)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016		$1,540,600	$(3,394)	$(884)	$0	$(93)
Receive	3-Month CAD-Bank Bill	2.300	12/15/2025	CAD	62,000	(1,851)	(392)	0	(75)
Receive	3-Month USD-LIBOR	1.300	05/06/2017		$2,041,300	(4,502)	(4,522)	0	(491)
Receive	3-Month USD-LIBOR	1.750	05/06/2018		5,000,000	(37,708)	(13,700)	0	(1,109)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		1,396,100	(23,882)	(16,506)	0	(1,498)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		1,796,100	(26,027)	(26,437)	0	(3,160)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		3,809,200	(81,177)	(92,082)	0	(12,131)
Receive	3-Month USD-LIBOR	2.350	08/05/2025		1,242,300	(29,268)	(22,312)	0	(4,130)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		4,356,600	(133,818)	(195,802)	0	(18,083)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		438,700	1,820	2,818	0	(1,733)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		10,039,400	(204,216)	(744,351)	0	(84,925)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		300,400	10,429	2,336	0	(2,407)
Receive	6-Month GBP-LIBOR	1.837	10/06/2017	GBP	459,900	(11,274)	(11,274)	122	0
Receive	6-Month GBP-LIBOR	1.500	12/16/2017		760,000	(9,530)	(4,745)	224	0
Receive	6-Month GBP-LIBOR	1.500	03/16/2018		1,828,600	(16,942)	(10,317)	920	0
Receive	6-Month GBP-LIBOR	1.000	06/15/2018		629,700	5,408	3,183	341	0
Receive	6-Month GBP-LIBOR	1.500	09/21/2018		321,100	(796)	(273)	198	0
Receive	6-Month GBP-LIBOR	1.250	09/21/2018		265,600	1,268	371	164	0
Receive	28-Day MXN-TIIE	3.610	03/14/2016	MXN	184,938,000	(1,611)	(1,611)	0	(292)
Pay	28-Day MXN-TIIE	4.090	08/23/2016		25,400,000	3,634	3,634	461	0
Pay	28-Day MXN-TIIE	4.060	08/24/2016		38,507,900	4,963	4,319	695	0
Pay	28-Day MXN-TIIE	4.785	09/20/2017		17,600,000	1,622	1,622	485	0
Receive	28-Day MXN-TIIE	4.340	09/28/2017		4,741,400	(312)	(312)	0	(239)
Receive	28-Day MXN-TIIE	4.335	09/28/2017		8,670,000	(527)	(527)	0	(436)
Receive	28-Day MXN-TIIE	4.730	09/27/2018		5,800,000	(231)	494	0	(577)
Receive	28-Day MXN-TIIE	4.607	10/08/2018		580,000	78	78	0	(59)
Pay	28-Day MXN-TIIE	5.700	01/18/2019		9,643,000	14,235	(3,462)	1,104	0
Pay	28-Day MXN-TIIE	5.470	04/26/2019		5,238,000	5,427	(868)	602	0
Pay	28-Day MXN-TIIE	4.982	07/03/2019		4,300,000	(222)	(380)	466	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		1,288,800	(221)	(1,057)	132	0
Pay	28-Day MXN-TIIE	6.330	11/08/2019		1,870,800	687	153	84	0
Pay	28-Day MXN-TIIE	6.350	11/08/2019		1,776,100	689	140	79	0
Pay	28-Day MXN-TIIE	6.320	11/12/2019		1,430,100	497	307	63	0
Pay	28-Day MXN-TIIE	5.270	02/05/2020		2,600,000	320	310	243	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020		1,175,000	(346)	73	103	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		3,710,100	2,486	(546)	316	0
Pay	28-Day MXN-TIIE	5.750	06/08/2020		1,286,000	1,237	(139)	110	0
Pay	28-Day MXN-TIIE	5.535	06/11/2020		5,828,000	3,086	(842)	498	0
Pay	28-Day MXN-TIIE	6.960	07/27/2020		2,800,000	10,940	(834)	256	0
Pay	28-Day MXN-TIIE	6.240	02/01/2021		2,310,000	4,459	(632)	188	0
Pay	28-Day MXN-TIIE	6.350	06/02/2021		770,500	1,568	(1,722)	66	0
Pay	28-Day MXN-TIIE	6.650	06/02/2021		1,200,000	3,476	(555)	105	0
Pay	28-Day MXN-TIIE	6.040	09/21/2021		500	1	0	0	0
Pay	28-Day MXN-TIIE	5.905	09/22/2021		1,115,300	611	(638)	99	0
Pay	28-Day MXN-TIIE	5.877	09/23/2021		2,262,900	1,032	(1,260)	201	0
Pay	28-Day MXN-TIIE	5.765	09/30/2021		3,300,000	630	(124)	297	0
Pay	28-Day MXN-TIIE	5.770	09/30/2021		349,900	72	51	32	0
Pay	28-Day MXN-TIIE	5.570	10/08/2021		3,082,600	(1,388)	(1,388)	273	0
Pay	28-Day MXN-TIIE	5.608	10/08/2021		7,930,900	(2,651)	1,427	704	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		17,420,100	(17,799)	(16,688)	1,561	0
Pay	28-Day MXN-TIIE	5.920	12/08/2021		999,500	482	(12)	96	0
Pay	28-Day MXN-TIIE	5.795	12/10/2021		3,082,200	242	1,186	293	0
Pay	28-Day MXN-TIIE	5.850	12/21/2021		234,100	42	9	22	0
Pay	28-Day MXN-TIIE	5.940	07/13/2022		1,336,000	220	57	155	0
Pay	28-Day MXN-TIIE	6.010	07/19/2022		1,344,000	494	494	157	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		9,696,400	(13,872)	5,067	1,127	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		156,000	(88)	(18)	19	0
Pay	28-Day MXN-TIIE	5.930	09/22/2022		870,000	(60)	(60)	105	0
Pay	28-Day MXN-TIIE	5.780	09/29/2022		675,000	(347)	(121)	82	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022		89,700	(50)	0	11	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		876,900	(1,068)	287	115	0
Pay	28-Day MXN-TIIE	6.800	12/26/2023		1,920,100	5,105	(3,609)	281	0
Pay	28-Day MXN-TIIE	7.270	04/10/2029		275,000	942	38	60	0
Pay	28-Day MXN-TIIE	6.860	11/27/2029		145,000	112	49	33	0

						$(536,864)	$(1,152,499)	$13,748	$(131,438)

Total Swap Agreements						$(537,742)	$(1,152,044)	$13,748	$(131,461)

(n)	Securities with an aggregate market value of $1,635,617 and cash of $13,189 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2016	CAD	215,967		$161,603	$5,524	$0
	01/2016	MYR	943,495		220,859	2,137	0
	01/2016		$23,416	AUD	32,650	375	0
	02/2016	AUD	32,650		$23,384	0	(375)
	09/2016	CNH	500,946		76,120	1,795	0
BOA	01/2016	BRL	1,072,958		283,783	12,578	0
	01/2016	KRW	36,662,502		32,316	1,137	0
	01/2016		$279,101	BRL	1,072,958	0	(7,896)
	01/2016		95,915	TRY	282,317	448	(6)
	02/2016	EUR	1,599,002		$1,730,808	0	(8,494)
	02/2016	MYR	127,396		29,696	200	0
	02/2016	SGD	125,667		88,184	0	(294)
	02/2016	THB	4,864,829		135,511	501	0
	02/2016		$1,140	AUD	1,623	41	0
	02/2016		12,764	GBP	8,592	0	(97)
	02/2016		45,841	ILS	176,451	0	(457)
	03/2016	JPY	14,320,000		$116,844	0	(2,447)
	03/2016		$341,346	MXN	5,876,277	1	(2,057)
	03/2016		51,282	RUB	3,589,818	0	(3,041)
	04/2016	BRL	355,363		$107,784	20,646	0
	06/2016	EUR	1,795,000		2,458,722	498,828	0
	06/2016		$140,340	EUR	103,913	0	(26,892)
	09/2016	EUR	500,000		$655,000	107,284	0
	10/2016	BRL	1,725,830		411,461	14,746	(1,659)
BPS	01/2016		947,954		271,315	31,706	0
	01/2016	CNY	45,011		6,876	0	0
	01/2016	JPY	55,539,837		453,798	0	(8,283)
	01/2016		$243,008	BRL	947,954	0	(3,398)
	02/2016	TWD	1,595,264		$48,356	12	0
	02/2016		$165,085	ILS	640,263	0	(408)
	03/2016	JPY	14,320,000		$116,772	0	(2,519)
	03/2016	MXN	816,939		47,791	622	0
	03/2016		$20,558	RUB	1,477,092	0	(708)
	04/2016	BRL	368,000		$102,937	12,701	0
	04/2016	MXN	3,311,642		206,416	15,820	0
	09/2016	CNH	528,459		80,319	1,912	0
	10/2016	BRL	2,429,850		588,482	27,598	0
	01/2017		752,500		173,969	4,561	0
	01/2018		14,508		4,243	1,330	0
BRC	01/2016		255,008		65,306	849	0
	01/2016	MYR	207,600		50,000	1,892	0
	01/2016	THB	3,253,970		90,090	0	(310)
	01/2016		$64,334	BRL	255,008	123	0
	01/2016		114,276	RUB	7,600,252	0	(10,391)
	01/2016		26,303	TRY	76,985	0	(27)
	02/2016	SGD	35,193		$24,893	114	0
	02/2016	THB	454,713		12,582	0	(37)
	02/2016	TWD	1,127,884		34,205	25	0
	02/2016		$115,542	ILS	445,880	0	(861)
	03/2016	MXN	1,923,105		$110,523	108	(629)
	03/2016		$112,571	MXN	1,942,256	0	(428)
	06/2016	EUR	540,000		$741,254	151,436	0
	07/2016	BRL	366,146		95,246	8,224	(190)
CBK	01/2016		1,025,610		262,654	3,416	0
	01/2016	CNH	713,760		108,742	496	0
	01/2016	JPY	7,745,000		63,801	0	(636)
	01/2016	KRW	19,495,897		17,001	421	0
	01/2016	MYR	304,808		69,714	0	(921)
	01/2016		$263,127	BRL	1,025,610	917	(4,806)
	01/2016		103,060	CAD	143,439	603	0
	01/2016		98,016	INR	6,509,509	99	0
	01/2016		64,617	JPY	7,967,700	1,673	0
	01/2016		55,797	PHP	2,610,738	0	(219)
	01/2016		11,953	TRY	35,035	5	0
	02/2016	AUD	24		$17	0	0
	02/2016	CAD	160,702		115,818	271	(600)
	02/2016	EUR	1,077,839		1,167,344	1,109	(6,176)
	02/2016	JPY	19,630,000		159,952	0	(3,550)
	02/2016	SGD	4		3	0	0
	02/2016		$10,654	AUD	15,166	377	0
	02/2016		2,516,223	EUR	2,346,237	35,878	0
	02/2016		9,590	GBP	6,425	0	(118)
	02/2016		2,169	HKD	16,800	0	0
	02/2016		56,249	ILS	218,684	21	(24)
	03/2016	MXN	2,668,901		$152,482	0	(1,618)
	03/2016		$27,619	MXN	478,180	1	(10)
	03/2016		111,258	RUB	7,931,025	0	(4,678)
	04/2016	BRL	3,005,819		$895,873	158,749	0
	06/2016		$337,675	EUR	250,000	0	(64,735)
	07/2016	BRL	710,229		$184,792	15,623	0
	09/2016	CZK	427,593		17,877	480	0
	10/2016	BRL	2,451,200		583,136	18,585	(1,261)
DUB	01/2016		4,921,246		1,317,416	73,499	0
	01/2016	KRW	127,047,878		108,715	672	0
	01/2016	MYR	393,215		90,723	0	(398)
	01/2016		$1,262,782	BRL	4,921,246	1,160	(20,025)
	01/2016		225,339	KRW	263,400,475	0	(1,335)
	01/2016		162,888	MYR	705,230	793	(198)
	02/2016	CHF	88,775		$88,921	148	0
	02/2016	EUR	450,000		605,520	116,156	0
	02/2016	ILS	193,351		49,594	0	(137)
	02/2016	MYR	214,400		50,000	359	0
	02/2016	SGD	108,403		76,475	151	0
	02/2016	TWD	2,562,667		78,345	684	0
	02/2016		$1,016,531	BRL	4,010,216	0	(12,858)
	02/2016		100,089	ILS	388,617	0	(136)
	02/2016		80,218	TWD	2,623,947	0	(700)
	03/2016		79,339	RUB	5,392,056	0	(6,879)
	04/2016	BRL	1,160,550		$323,890	40,965	(1,650)
	06/2016	EUR	1,250,000		1,709,019	344,319	0
	06/2016		$2,636	EUR	1,950	0	(507)
	07/2016	BRL	827,800		$213,192	16,019	0
	09/2016	EUR	500,000		656,880	109,164	0
	10/2016	BRL	5,556,835		1,355,241	80,814	(8,262)
	01/2017		897,900		210,787	8,647	0
FBF	01/2016		256,400		74,104	9,295	0
	01/2016	KRW	19,187,452		16,766	449	0
	01/2016	MYR	386,417		90,016	467	0
	01/2016		$65,791	BRL	256,400	0	(982)
	01/2016		74,546	RUB	5,000,000	0	(6,203)
	03/2016	BRL	418,200		$102,000	0	(1,238)
	03/2016		$20,218	RUB	1,470,068	0	(463)
	04/2016	BRL	1,197,425		$301,163	11,535	(3,988)
	06/2016	EUR	500,000		685,010	139,130	0
GLM	01/2016	BRL	962,531		246,499	3,206	0
	01/2016	GBP	431,676		649,485	13,108	0
	01/2016	JPY	238,254,400		1,933,357	0	(48,875)
	01/2016	MYR	713,776		166,782	1,298	0
	01/2016	PHP	2,867,837		60,895	0	(157)
	01/2016	RUB	5,571,124		77,809	1,659	0
	01/2016	TWD	5,070,210		154,220	463	0
	01/2016		$247,690	BRL	962,531	0	(4,396)
	01/2016		198,469	JPY	24,313,600	3,816	0
	01/2016		147,389	KRW	171,952,489	0	(1,159)
	01/2016		92,159	MYR	391,814	0	(1,362)
	01/2016		125,145	TRY	366,569	225	(256)
	02/2016	EUR	381,175		$415,281	660	0
	02/2016	THB	593,094		16,411	0	(49)
	02/2016	TWD	2,713,549		82,852	618	0
	02/2016		$86,626	ILS	335,936	0	(223)
	03/2016	MXN	557,297		$32,265	87	0
	03/2016		$85,763	RUB	5,938,401	0	(5,960)
	04/2016	BRL	594,067		$172,704	27,035	0
	05/2016	MXN	200,865		12,276	737	0
	06/2016		773,924		47,190	2,819	0
	10/2016	BRL	855,000		202,287	4,927	0
HUS	01/2016		1,000,000		348,311	95,546	0
	01/2016	CAD	754,723		564,867	19,428	0
	01/2016	GBP	30,461		45,824	918	0
	01/2016	KRW	90,736,166		79,719	2,556	0
	01/2016	MYR	186,673		43,691	435	(4)
	01/2016	TWD	1,223,082		37,238	149	0
	01/2016		$1,280	AUD	1,794	27	0
	01/2016		256,095	BRL	1,000,000	0	(3,330)
	01/2016		24,173	KRW	28,028,593	0	(337)
	01/2016		20,000	MYR	85,100	0	(279)
	01/2016		191,185	TRY	558,248	0	(649)
	02/2016	GBP	38,953		$58,837	1,407	0
	02/2016	HKD	16,218		2,094	0	0
	02/2016	THB	1,537,161		42,490	0	(170)
	02/2016		$1,005	AUD	1,398	12	0
	03/2016	MXN	4,365,125		$250,000	0	(2,038)
	04/2016	DKK	315,830		46,347	232	0
	05/2016		$19,372	MYR	82,040	0	(435)
	09/2016	CNH	606,854		$92,185	2,189	0
	09/2016	CZK	1,376,312		57,368	1,291	0
	10/2016	BRL	850,000		206,788	10,582	0
	10/2016	CNH	1,685,453		256,964	7,340	0
	12/2016		347,534		52,304	1,020	0
IND	02/2016	TWD	1,477,303		45,026	256	0
	03/2016	MXN	7,813,773		455,680	4,521	0
	03/2016		$49,803	MXN	859,724	0	(163)
	10/2016	BRL	400,000		$101,523	9,191	0
	12/2016	CNH	1,329,100		200,000	3,872	0
JPM	01/2016	BRL	2,866,970		842,554	117,885	0
	01/2016	CAD	13,061		9,376	0	(63)
	01/2016	DKK	315,830		47,581	1,590	0
	01/2016	JPY	11,293,190		92,398	0	(1,559)
	01/2016	KRW	673,023,235		581,402	9,049	0
	01/2016	MYR	774,826		179,638	1,986	(1,901)
	01/2016	TRY	7,226		2,430	0	(37)
	01/2016		$731,539	BRL	2,866,970	11,105	(17,975)
	01/2016		90,763	JPY	10,925,117	132	0
	01/2016		282,281	KRW	328,052,200	0	(3,302)
	01/2016		77,989	TRY	228,975	163	0
	02/2016	BRL	334,436		$82,272	0	(1,072)
	02/2016	CHF	436,939		437,573	774	(128)
	02/2016	EUR	1,611,842		1,749,440	2,618	(6,446)
	02/2016	ILS	2,588,298		665,595	0	(120)
	02/2016	JPY	18,895,117		155,827	0	(1,495)
	02/2016	MYR	372,885		87,116	769	0
	02/2016	SGD	283,869		200,938	1,074	0
	02/2016	THB	1,803,500		50,000	0	(51)
	02/2016	TWD	1,918,628		58,845	701	0
	02/2016		$15,093	CAD	20,130	0	(544)
	02/2016		264,950	CHF	270,076	5,118	0
	02/2016		45,820	DKK	317,145	413	0
	02/2016		3,638,714	EUR	3,384,246	42,569	(95)
	02/2016		22,002	GBP	14,768	0	(229)
	02/2016		39,843	ILS	153,466	0	(371)
	03/2016	MXN	762,576		$43,749	0	(281)
	03/2016		$98,769	MXN	1,686,728	0	(1,379)
	03/2016		11,272	RUB	831,531	0	(98)
	04/2016	BRL	1,830,485		$517,656	68,809	0
	04/2016	CZK	218,000		8,711	0	(86)
	04/2016		$75,365	BRL	302,250	0	(1,251)
	04/2016		267,738	MXN	4,644,727	0	(418)
	05/2016		47,102	MYR	202,868	0	(275)
	07/2016	BRL	2,901,476		$734,456	44,534	(1,178)
	09/2016	CNH	1,696,583		257,779	6,134	0
	09/2016	CZK	580,632		24,197	539	0
	10/2016	BRL	4,569,655		1,121,186	66,375	(5)
	10/2016	CNH	14,894		2,278	72	0
	12/2016		1,448,537		217,596	3,817	0
	01/2018		$4,215	BRL	14,509	0	(1,301)
MSB	01/2016	BRL	1,296,535		$372,013	44,294	0
	01/2016	CAD	396,120		297,575	11,299	0
	01/2016	JPY	90,425,157		743,835	0	(8,485)
	01/2016		$330,179	BRL	1,296,535	1,129	(3,589)
	01/2016		70,422	TRY	205,994	0	(114)
	02/2016	TWD	590,089		$18,007	124	0
	02/2016		$2,644	BRL	10,394	0	(42)
	02/2016		1,184,810	CAD	1,573,321	0	(47,669)
	02/2016		122,392	CHF	121,532	0	(864)
	02/2016		3,090	EUR	2,911	76	0
	02/2016		11,500	GBP	7,732	0	(101)
	02/2016		17,177	ILS	66,489	0	(76)
	03/2016		115,702	RUB	8,129,066	0	(6,461)
	04/2016	BRL	644,000		$188,663	30,750	0
	06/2016		$100,491	MXN	1,753,443	41	0
	07/2016	BRL	473,927		$111,309	1,991	(3,596)
	10/2016		1,978,330		489,535	32,876	0
	12/2016	CNH	148,482		22,318	405	0
NAB	02/2016		$1,158,655	EUR	1,072,709	8,177	0
	06/2016	EUR	900,000		$1,235,822	252,991	0
NGF	01/2016	BRL	825,000		279,474	70,943	0
	01/2016	THB	8,329,211		230,790	0	(614)
	01/2016		$211,278	BRL	825,000	0	(2,748)
	01/2016		39,181	KRW	45,528,322	0	(463)
	04/2016	BRL	621,712		$187,970	35,522	0
	10/2016		437,000		111,385	10,512	0

RBC	04/2016	MXN	1,293,489		80,110	5,665	0
RYL	01/2016	BRL	95,156		24,369	317	0
	01/2016		$24,585	BRL	95,156	0	(533)
	02/2016		43,104	ILS	167,909	82	0
SCX	01/2016	BRL	70,809		$18,134	236	0
	01/2016	CAD	377,361		282,371	9,652	0
	01/2016	KRW	190,555,644		163,098	1,047	0
	01/2016	MYR	1,225,558		283,745	1,907	(2,183)
	01/2016	TRY	1,691,569		573,141	0	(4,209)
	01/2016	TWD	3,922,278		119,244	298	0
	01/2016		$17,527	BRL	70,809	371	0
	01/2016		114,883	CNH	754,175	0	(509)
	01/2016		1,305,177	GBP	881,891	0	(5,093)
	01/2016		128,004	MYR	542,381	0	(2,316)
	02/2016	CAD	15,924		$11,913	403	0
	02/2016	GBP	881,891		1,305,277	5,089	0
	02/2016	THB	1,047,944		29,045	0	(38)
	02/2016		$185,179	EUR	174,211	4,318	0
	03/2016		54,801	RUB	3,791,146	0	(3,855)
	05/2016		52,049	MYR	223,853	0	(378)
	06/2016	MXN	966,363		$59,920	4,515	0
	07/2016	BRL	400,000		104,058	8,783	0
	09/2016	CNH	3,399,141		515,135	11,157	0
	10/2016		527,435		80,666	2,550	0
SOG	01/2016	GBP	173,019		260,610	5,545	0
	01/2016	RUB	6,272,043		88,127	2,397	0
	01/2016		$1,164,674	CAD	1,613,793	1,615	0
	01/2016		229,293	RUB	15,256,613	0	(20,756)
	01/2016		200,000	TRY	583,200	0	(948)
	02/2016	CAD	1,613,793		$1,164,812	0	(1,547)
	02/2016	SGD	220,032		155,789	870	0
	02/2016		$85,700	CAD	112,910	0	(4,092)
	02/2016		42,042	ILS	162,375	0	(279)
	03/2016		61,063	RUB	4,178,689	0	(4,908)
	05/2016		55,193	MYR	236,865	0	(518)
	10/2016	BRL	450,000		$101,672	0	(2,202)
TDM	01/2016		847,195		216,963	2,822	0
	01/2016		$217,555	BRL	847,195	0	(3,414)
	02/2016		430,681	EUR	392,722	0	(3,500)
	10/2016	BRL	1,080,000		$255,472	6,175	0
	01/2017		437,500		100,023	1,530	0
UAG	01/2016	AUD	34,444		24,948	0	(152)
	01/2016	BRL	158,200		51,189	11,202	0
	01/2016	GBP	246,735		371,513	7,777	0
	01/2016	INR	6,076,705		91,444	0	(148)
	01/2016	JPY	36,500,400		297,377	0	(6,299)
	01/2016	MYR	965,075		225,609	2,608	(644)
	01/2016	THB	1,804,500		50,000	0	(132)
	01/2016	TRY	647,987		220,832	0	(333)
	01/2016		$40,514	BRL	158,200	0	(527)
	01/2016		3,283,521	JPY	396,589,572	16,030	0
	01/2016		232,020	KRW	271,544,336	0	(1,095)
	01/2016		107,797	MYR	459,205	0	(1,383)
	01/2016		130,807	RUB	8,870,348	0	(9,561)
	02/2016	CAD	15,813		$11,833	404	0
	02/2016	JPY	301,109,372		2,503,612	0	(3,036)
	02/2016		$72,673	CHF	74,068	1,393	0
	02/2016		4,234	EUR	3,855	0	(40)
	02/2016		6,919	GBP	4,673	0	(30)
	02/2016		73,498	THB	2,641,157	0	(200)
	03/2016	MXN	2,390,514		$139,271	1,245	0
	03/2016		$145,574	MXN	2,516,968	0	(247)
	03/2016		72,353	RUB	4,926,155	0	(6,154)
	07/2016	BRL	546,200		$141,521	11,422	0
	09/2016	CNH	367,069		55,811	1,350	0
	10/2016	BRL	373,550		91,680	5,453	0
	10/2016	CNH	317,572		48,403	1,369	0

Total Forward Foreign Currency Contracts						$3,365,007	$(514,798)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100%	01/29/2016	$5,976,100	$22,522	$1,297
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	08/20/2018	184,000	19,530	16,721
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	154,200	15,081	13,863
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	1,384,800	19,664	12,954
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	4,230,500	7,051	78
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/29/2016	699,700	6,297	204
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/29/2016	699,700	10,845	58
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/12/2016	544,800	17,434	3,871
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/23/2016	1,270,700	35,929	9,916
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	136,300	9,268	8,001
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	292,500	28,968	27,300

							$192,589	$94,263

Total Purchased Options							$192,589	$94,263

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD		$1.086	01/04/2016	EUR	500,000	$(2,247)	$(1,268)
	Put - OTC EUR versus USD		1.082	01/15/2016		250,600	(1,583)	(1,322)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$298,500	(16,428)	(1,868)
	Put - OTC USD versus JPY		80.000	02/28/2019		175,000	(9,471)	(1,116)
BRC	Put - OTC USD versus JPY		94.750	04/21/2016		10,400	(158)	(1)
CBK	Put - OTC EUR versus USD		$1.078	01/22/2016	EUR	305,000	(2,165)	(1,861)
	Call - OTC USD versus RUB	RUB	69.700	01/29/2016		$100,000	(1,645)	(4,736)
	Call - OTC USD versus RUB		71.500	02/24/2016		79,200	(1,552)	(3,330)
	Call - OTC USD versus RUB		72.500	02/24/2016		36,900	(709)	(1,280)
DUB	Call - OTC USD versus BRL	BRL	4.550	03/17/2016		310,900	(7,847)	(3,601)
FBF	Call - OTC USD versus BRL		4.600	03/14/2016		66,100	(1,864)	(623)
	Call - OTC USD versus BRL		4.600	03/16/2016		400,000	(11,280)	(3,945)
GLM	Call - OTC USD versus BRL		4.450	01/14/2016		138,900	(2,855)	(72)
	Call - OTC USD versus MXN	MXN	17.400	02/05/2016		80,700	(788)	(845)
	Call - OTC USD versus MXN		17.600	03/02/2016		250,000	(2,990)	(2,922)
	Call - OTC USD versus MXN		17.500	03/07/2016		250,000	(3,200)	(3,623)
	Call - OTC USD versus MXN		17.650	03/08/2016		80,800	(911)	(963)
	Call - OTC USD versus RUB	RUB	74.000	03/03/2016		100,000	(1,885)	(2,898)
HUS	Call - OTC USD versus MXN	MXN	18.100	03/11/2016		137,100	(1,474)	(937)
	Call - OTC USD versus RUB	RUB	70.000	01/19/2016		44,500	(656)	(1,763)
	Call - OTC USD versus RUB		72.500	02/24/2016		37,500	(744)	(1,301)
JPM	Call - OTC USD versus BRL	BRL	4.500	02/12/2016		425,400	(10,780)	(2,262)
	Call - OTC USD versus RUB	RUB	75.000	03/04/2016		100,000	(1,935)	(2,450)
MSB	Call - OTC USD versus RUB		70.000	02/02/2016		42,800	(753)	(1,958)
NGF	Call - OTC USD versus CNH	CNH	6.800	06/10/2016		249,300	(2,725)	(3,484)
SCX	Call - OTC USD versus CNH		6.850	06/01/2016		105,100	(965)	(1,198)

							$(89,610)	$(51,627)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$(905)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(2,317)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	(309)
	Cap - OTC CPURNSA Index	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(492)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	(325)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	(327)
JPM	Cap - OTC CPURNSA Index	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(317)
	Cap - OTC CPURNSA Index	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(162)

						$(71,048)	$(5,154)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.730%	01/29/2016	$5,976,100	$(8,516)	$(1)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.915	01/29/2016	5,976,100	(14,642)	(25)
BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	1,250,000	(13,437)	0
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	246,500	(2,416)	0
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,489,600	(34,724)	(26,464)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	1,384,800	(7,201)	(3,296)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	1,384,800	(12,532)	(7,034)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	100,000	(200)	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.500	01/19/2016	2,821,800	(1,693)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016	1,408,700	(845)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.650	01/19/2016	2,821,800	(3,104)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016	1,408,700	(1,409)	0
	Put - OTC 2-Year Interest Rate Swap (Effective 05/16/2018)	3-Month USD-LIBOR	Pay	2.500	05/12/2016	5,180,100	(17,449)	(3,021)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/25/2018)	3-Month USD-LIBOR	Pay	2.500	05/23/2016	12,070,100	(37,717)	(7,849)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2016	699,700	(2,659)	(1)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	01/29/2016	699,700	(4,058)	(16)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900	02/16/2016	5,774,800	(23,255)	(14,968)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	600,400	(9,306)	(6,471)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,287,100	(28,717)	(22,867)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	1,000,000	(11,650)	0
RYL	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	1,753,500	(20,516)	0

							$(256,046)	$(92,013)

Total Written Options							$(416,704)	$(148,794)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.950%	04/20/2016	1.262%		$300	$0	$2	$2	$0
	Brazil Government International Bond	1.000	06/20/2016	1.387		24,600	(71)	35	0	(36)
	Brazil Government International Bond	1.000	12/20/2016	2.151		11,000	(167)	49	0	(118)
	Brazil Government International Bond	1.000	03/20/2017	2.653		8,600	(75)	(93)	0	(168)
	Colombia Government International Bond	1.000	06/20/2019	2.005		32,300	269	(1,329)	0	(1,060)
	Mexico Government International Bond	1.000	12/20/2016	0.645		20,000	192	(115)	77	0
	Mexico Government International Bond	1.000	09/20/2017	0.930		25,000	(358)	398	40	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		206,800	(298)	(805)	0	(1,103)
	Mexico Government International Bond	1.000	09/20/2020	1.639		75,000	(1,877)	(224)	0	(2,101)
	Morgan Stanley	1.000	12/20/2020	0.847		10,000	(25)	101	76	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	93,600	(675)	546	0	(129)
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		50,000	(1,042)	732	0	(310)
BPS	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.847		$30,000	30	199	229	0
	Indonesia Government International Bond	1.000	03/20/2016	0.760		600	(9)	10	1	0
	Mexico Government International Bond	1.000	09/20/2017	0.930		19,500	(280)	311	31	0
	Petrobras Global Finance BV	1.000	09/20/2020	10.013		10,000	(2,119)	(1,005)	0	(3,124)
	Petrobras International Finance Co.	1.000	06/20/2018	9.778		2,900	(419)	(124)	0	(543)
	Petrobras International Finance Co.	1.000	12/20/2019	9.956		47,700	(5,272)	(7,859)	0	(13,131)
	Petrobras International Finance Co.	1.000	03/20/2020	9.977		1,800	(276)	(242)	0	(518)
	State Street Corp.	1.000	06/20/2016	0.328		76,000	1,131	(858)	273	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	6,800	(90)	81	0	(9)
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		39,000	(878)	637	0	(241)
BRC	Berkshire Hathaway, Inc.	1.000	09/20/2021	0.802		$20,000	229	(7)	222	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.038		37,000	(1,080)	994	0	(86)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.076		15,000	193	(273)	0	(80)
	Brazil Government International Bond	1.000	03/20/2016	1.120		29,390	(268)	272	4	0
	Brazil Government International Bond	1.000	06/20/2016	1.387		21,200	(51)	20	0	(31)
	Brazil Government International Bond	1.000	09/20/2016	1.765		25,000	(719)	590	0	(129)
	Brazil Government International Bond	1.000	12/20/2016	2.151		26,900	(895)	605	0	(290)
	China Government International Bond	1.000	12/20/2018	0.669		155,100	1,727	(171)	1,556	0
	General Motors Co.	5.000	03/20/2016	0.350		40,000	3,517	(3,027)	490	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.847		20,000	69	84	153	0
	Indonesia Government International Bond	1.000	03/20/2016	0.760		10,000	(149)	158	9	0
	Kinder Morgan, Inc.	1.000	12/20/2020	3.861		35,000	(3,608)	(683)	0	(4,291)
	Mexico Government International Bond	1.000	09/20/2017	0.930		5,000	(112)	120	8	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		162,000	(280)	(584)	0	(864)
	Mexico Government International Bond	1.000	09/20/2020	1.639		25,000	(454)	(246)	0	(700)
	Petrobras International Finance Co.	1.000	12/20/2019	9.956		37,300	(5,723)	(4,545)	0	(10,268)
	Prudential Financial, Inc.	1.000	03/20/2019	0.540		58,000	1,009	(143)	866	0
	Tesco PLC	1.000	12/20/2020	2.886	EUR	27,000	(2,568)	44	0	(2,524)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169		4,500	(45)	39	0	(6)
	Volkswagen International Finance NV	1.000	03/20/2017	1.226		23,900	256	(318)	0	(62)
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		67,500	(1,430)	1,012	0	(418)

CBK	Anadarko Petroleum Corp.	1.000	12/20/2020	3.159		$1,500	(217)	74	0	(143)
	BorgWarner, Inc.	1.000	12/20/2020	1.185		15,000	(362)	237	0	(125)
	Brazil Government International Bond	1.000	03/20/2016	1.120		113,700	(915)	929	14	0
	Brazil Government International Bond	1.000	12/20/2016	2.151		15,000	(174)	13	0	(161)
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.174		10,000	23	(145)	0	(122)
	Caterpillar Financial Services Corp.	1.000	06/20/2019	0.749		14,100	371	(246)	125	0
	China Government International Bond	1.000	12/20/2018	0.669		55,900	615	(54)	561	0
	China Government International Bond	1.000	03/20/2019	0.732		3,450	18	12	30	0
	China Government International Bond	1.000	06/20/2019	0.786		31,050	421	(185)	236	0
	Colombia Government International Bond	1.000	06/20/2019	2.005		25,000	141	(962)	0	(821)
	Devon Energy Corp.	1.000	12/20/2020	4.025		40,500	(5,351)	52	0	(5,299)
	Export-Import Bank of China	1.000	06/20/2017	0.506		10,000	(396)	472	76	0
	Florida State Board of Education General Obligation Notes, Series 2005	0.470	03/20/2018	0.267		10,000	0	47	47	0
	General Motors Co.	5.000	09/20/2016	0.438		15,000	1,502	(974)	528	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.847		23,500	81	98	179	0
	Kinder Morgan, Inc.	1.000	12/20/2020	3.861		7,000	(825)	(33)	0	(858)
	Mexico Government International Bond	1.000	03/20/2016	0.481		47,200	(567)	640	73	0
	Mexico Government International Bond	1.000	06/20/2016	0.531		50,000	(48)	179	131	0
	Mexico Government International Bond	1.000	09/20/2016	0.582		25,000	(707)	793	86	0
	Mexico Government International Bond	1.000	12/20/2016	0.645		36,000	(654)	793	139	0
	Mexico Government International Bond	1.000	09/20/2020	1.639		50,000	(1,065)	(335)	0	(1,400)
	Morgan Stanley	1.000	12/20/2020	0.847		20,000	(49)	201	152	0
	Prudential Financial, Inc.	1.000	06/20/2019	0.590		15,000	299	(84)	215	0
	Volkswagen International Finance NV	1.000	03/20/2017	1.226	EUR	7,000	78	(96)	0	(18)
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		32,400	(718)	517	0	(201)
DUB	Australia Government International Bond	1.000	06/20/2019	0.253		$50,000	1,589	(292)	1,297	0
	Berkshire Hathaway, Inc.	1.000	06/20/2016	0.138		5,000	91	(69)	22	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.038		10,000	8	(31)	0	(23)
	Berkshire Hathaway, Inc.	1.000	03/20/2024	1.057		15,000	(251)	193	0	(58)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.076		75,000	(319)	(82)	0	(401)
	Brazil Government International Bond	1.000	06/20/2016	1.387		100,000	(168)	23	0	(145)
	Brazil Government International Bond	1.000	12/20/2016	2.151		15,400	(279)	113	0	(166)
	China Government International Bond	1.000	12/20/2018	0.669		143,600	1,499	(59)	1,440	0
	Colombia Government International Bond	1.000	06/20/2019	2.005		45,000	287	(1,764)	0	(1,477)
	Mexico Government International Bond	1.000	03/20/2016	0.481		84,300	(685)	815	130	0
	Mexico Government International Bond	1.000	12/20/2016	0.645		25,000	(871)	967	96	0
	Mexico Government International Bond	1.000	03/20/2017	0.778		15,000	(165)	212	47	0
	Mexico Government International Bond	1.000	09/20/2017	0.930		46,700	(762)	836	74	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		49,900	(88)	(178)	0	(266)
	Mexico Government International Bond	1.000	03/20/2019	1.273		5,200	15	(57)	0	(42)
	Prudential Financial, Inc.	1.000	03/20/2019	0.540		30,200	567	(116)	451	0
	Prudential Financial, Inc.	1.000	06/20/2019	0.590		21,100	435	(133)	302	0
FBF	Export-Import Bank of China	1.000	12/20/2016	0.410		10,000	(970)	1,032	62	0
	Export-Import Bank of China	1.000	06/20/2017	0.506		11,300	(437)	523	86	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.847		11,500	(43)	131	88	0
	Indonesia Government International Bond	1.000	03/20/2016	0.760		21,900	(496)	516	20	0
	MetLife, Inc.	1.000	12/20/2020	0.874		32,500	144	62	206	0
	Mexico Government International Bond	1.000	12/20/2016	0.645		15,000	127	(69)	58	0
	Morgan Stanley	1.000	12/20/2020	0.847		25,000	(49)	239	190	0
	Tesco PLC	1.000	12/20/2020	2.886	EUR	5,000	(535)	68	0	(467)
GST	Anadarko Petroleum Corp.	1.000	12/20/2020	3.159		$10,000	(1,170)	218	0	(952)
	Bank of America Corp.	1.000	12/20/2020	0.723		50,000	159	518	677	0
	Brazil Government International Bond	1.000	09/20/2016	1.765		47,500	(289)	44	0	(245)
	Brazil Government International Bond	1.000	12/20/2016	2.151		56,500	(875)	267	0	(608)
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.174		85,000	261	(1,299)	0	(1,038)
	China Government International Bond	1.000	06/20/2017	0.441		15,000	260	(131)	129	0
	Citigroup, Inc.	1.000	12/20/2020	0.818		15,000	59	76	135	0

	Colombia Government International Bond	1.000	06/20/2019	2.005		21,100	112	(805)	0	(693)
	Devon Energy Corp.	1.000	12/20/2020	4.025		40,000	(4,687)	(546)	0	(5,233)
	Kinder Morgan, Inc.	1.000	12/20/2020	3.861		10,000	(944)	(282)	0	(1,226)
	MetLife, Inc.	1.000	12/20/2020	0.874		50,000	143	174	317	0
	Mexico Government International Bond	1.000	09/20/2016	0.582		20,000	(318)	387	69	0
	Mexico Government International Bond	1.000	06/20/2017	0.867		3,300	(108)	116	8	0
	Mexico Government International Bond	1.000	09/20/2017	0.930		10,000	(143)	159	16	0
	Morgan Stanley	1.000	12/20/2020	0.847		25,000	(67)	257	190	0
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2024	0.962		10,000	102	(70)	32	0
	Petrobras Global Finance BV	1.000	09/20/2020	10.013		10,000	(2,156)	(968)	0	(3,124)
	Petrobras International Finance Co.	1.000	12/20/2019	9.956		18,000	(1,940)	(3,015)	0	(4,955)
	Petrobras International Finance Co.	1.000	03/20/2020	9.977		100	(16)	(13)	0	(29)
	Tesco PLC	1.000	12/20/2020	2.886	EUR	10,000	(910)	(25)	0	(935)
HUS	China Government International Bond	1.000	06/20/2017	0.441		$10,000	174	(88)	86	0
	Export-Import Bank of China	1.000	06/20/2017	0.506		2,800	(108)	129	21	0
	Indonesia Government International Bond	1.000	03/20/2016	0.760		25,000	(566)	589	23	0
	Mexico Government International Bond	1.000	09/20/2020	1.639		20,000	(502)	(58)	0	(560)
	Petrobras International Finance Co.	1.000	12/20/2019	9.956		19,900	(1,939)	(3,539)	0	(5,478)
	Petrobras International Finance Co.	1.000	03/20/2020	9.977		5,200	(949)	(549)	0	(1,498)
	U.S. Treasury Notes	0.250	12/20/2018	0.124	EUR	25,000	(86)	191	105	0
JPM	Brazil Government International Bond	1.000	06/20/2016	1.387		$50,000	(84)	12	0	(72)
	Brazil Government International Bond	1.000	09/20/2016	1.765		99,000	(1,137)	626	0	(511)
	Brazil Government International Bond	1.000	12/20/2016	2.151		24,400	(390)	127	0	(263)
	Chesapeake Energy Corp.	5.000	09/20/2020	44.490		1,800	(172)	(1,086)	0	(1,258)
	General Electric Capital Corp.	0.280	03/20/2016	0.096		10,000	0	5	5	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.847		69,900	(132)	665	533	0
	Kinder Morgan, Inc.	1.000	12/20/2020	3.861		7,500	(770)	(150)	0	(920)
	Mexico Government International Bond	0.920	03/20/2016	0.481		6,950	0	25	25	0
	Mexico Government International Bond	1.000	09/20/2016	0.582		52,700	234	(53)	181	0
	Mexico Government International Bond	1.000	12/20/2016	0.645		25,000	(889)	985	96	0
	Mexico Government International Bond	1.000	06/20/2017	0.867		400	(13)	14	1	0
	Mexico Government International Bond	1.000	09/20/2017	0.930		25,000	(332)	372	40	0
	Mexico Government International Bond	1.000	09/20/2020	1.639		90,000	(1,984)	(537)	0	(2,521)
	Morgan Stanley	1.000	12/20/2020	0.847		50,000	0	381	381	0
	Petrobras International Finance Co.	1.000	12/20/2019	9.956		8,800	(993)	(1,429)	0	(2,422)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	5,500	(53)	45	0	(8)
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		25,000	(465)	310	0	(155)
MBC	Brazil Government International Bond	1.000	03/20/2016	1.120		$61,200	452	(444)	8	0
	Mexico Government International Bond	1.000	09/20/2016	0.582		24,100	361	(278)	83	0
	Mexico Government International Bond	1.000	12/20/2016	0.645		39,900	630	(476)	154	0
	Mexico Government International Bond	1.000	06/20/2017	0.867		11,700	209	(182)	27	0
	Mexico Government International Bond	1.000	09/20/2017	0.930		48,500	856	(779)	77	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		47,600	651	(905)	0	(254)
MYC	Anadarko Petroleum Corp.	1.000	12/20/2020	3.159		23,800	(2,796)	531	0	(2,265)
	Australia Government International Bond	1.000	06/20/2019	0.253		25,000	794	(145)	649	0
	Brazil Government International Bond	1.000	03/20/2016	1.120		75,000	(608)	617	9	0
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.174		10,000	15	(137)	0	(122)
	Chesapeake Energy Corp.	5.000	09/20/2020	44.490		1,500	(151)	(897)	0	(1,048)
	China Government International Bond	1.000	06/20/2017	0.441		15,000	236	(107)	129	0
	Export-Import Bank of China	1.000	06/20/2016	0.392		40,000	(232)	363	131	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.847		5,000	(17)	55	38	0
	Indonesia Government International Bond	1.000	03/20/2016	0.760		15,000	(267)	281	14	0
	Kinder Morgan, Inc.	1.000	12/20/2020	3.861		23,000	(3,789)	969	0	(2,820)
	MetLife, Inc.	1.000	12/20/2020	0.874		15,000	74	21	95	0
	Mexico Government International Bond	1.000	09/20/2016	0.582		63,900	(506)	725	219	0
	Mexico Government International Bond	1.000	03/20/2017	0.778		5,000	(55)	71	16	0
	Mexico Government International Bond	1.000	06/20/2017	0.867		10,600	(356)	381	25	0
	Mexico Government International Bond	1.000	09/20/2017	0.930		25,000	(332)	372	40	0
	Petrobras International Finance Co.	1.000	12/20/2019	9.956		94,500	(8,746)	(17,268)	0	(26,014)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	15,000	(150)	129	0	(21)
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		25,000	(537)	382	0	(155)
RYL	Indonesia Government International Bond	1.000	03/20/2016	0.760		$46,900	(1,041)	1,084	43	0
	Mexico Government International Bond	1.000	09/20/2016	0.582		5,000	(139)	156	17	0
UAG	Brazil Government International Bond	1.000	03/20/2016	1.120		35,000	(336)	340	4	0
	Mexico Government International Bond	1.000	09/20/2016	0.582		17,900	(79)	140	61	0
	Mexico Government International Bond	1.000	09/20/2017	0.930		10,000	(135)	151	16	0

							$(72,223)	$(33,590)	$16,123	$(121,936)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$21,573	$(4,637)	$500	$0	$(4,137)
CBK	MCDX-25 5-Year Index	1.000	12/20/2020	256,300	(473)	771	298	0
GST	MCDX-25 5-Year Index	1.000	12/20/2020	288,800	(533)	869	336	0
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	193,824	(1,333)	580	0	(753)

					$(6,976)	$2,720	$634	$(4,890)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	0.415%	09/23/2016		$115,300	$0	$318	$318	$0
	Receive	3-Month USD-CPURNSA Index	0.400	09/25/2016		63,200	0	183	183	0
	Pay	28-Day MXN-TIIE	6.920	11/28/2029	MXN	14,000	0	15	15	0
BPS	Receive	1-Year BRL-CDI	12.510	01/04/2021	BRL	535,000	(11)	14,024	14,013	0
	Receive	1-Year BRL-CDI	12.810	01/04/2021		328,300	(262)	8,173	7,911	0
	Pay	1-Year BRL-CDI	13.700	01/04/2021		459,000	(2,265)	(5,671)	0	(7,936)
	Receive	1-Year BRL-CDI	14.830	01/04/2021		273,100	55	2,550	2,605	0
	Pay	1-Year BRL-CDI	15.420	01/04/2021		420,000	(686)	(1,757)	0	(2,443)
	Pay	1-Year BRL-CDI	16.950	01/04/2021		80,000	3	285	288	0
CBK	Pay	3-Month USD-CPURNSA Index	2.660	08/19/2029		$100,000	0	12,591	12,591	0
DUB	Pay	1-Year BRL-CDI	13.700	01/04/2021	BRL	25,100	11	(445)	0	(434)
	Receive	1-Year BRL-CDI	14.750	01/04/2021		193,100	(25)	1,971	1,946	0
	Receive	1-Year BRL-CDI	14.830	01/04/2021		584,200	0	5,572	5,572	0
	Receive	1-Year BRL-CDI	15.005	01/04/2021		105,000	0	890	890	0
	Receive	1-Year BRL-CDI	15.100	01/04/2021		292,500	0	2,298	2,298	0
	Pay	1-Year BRL-CDI	15.105	01/04/2021		86,000	(195)	(478)	0	(673)
	Pay	1-Year BRL-CDI	15.900	01/04/2021		183,900	(15)	(488)	0	(503)
	Pay	1-Year BRL-CDI	13.740	01/02/2025		319,900	(207)	(6,579)	0	(6,786)
	Receive	3-Month USD-CPURNSA Index	2.660	08/19/2029		$100,000	(13,100)	508	0	(12,592)
FBF	Pay	28-Day MXN-TIIE	6.338	11/12/2019	MXN	3,503,000	0	1,287	1,287	0
GLM	Receive	1-Year BRL-CDI	12.810	01/04/2021	BRL	603,600	(35)	14,581	14,546	0
	Pay	1-Year BRL-CDI	16.400	01/04/2021		572,800	372	(184)	188	0
	Pay	1-Year BRL-CDI	13.740	01/02/2025		21,000	(16)	(430)	0	(446)
	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	299,400	(734)	367	0	(367)
HUS	Pay	1-Year BRL-CDI	13.700	01/04/2021	BRL	2,135,300	760	(37,681)	0	(36,921)
	Receive	1-Year BRL-CDI	14.800	01/04/2021		686,100	(16)	6,701	6,685	0
	Receive	1-Year BRL-CDI	15.075	01/04/2021		378,000	0	3,033	3,033	0
	Receive	1-Year BRL-CDI	16.485	01/04/2021		369,000	0	(314)	0	(314)
	Pay	28-Day MXN-TIIE	5.470	04/26/2019	MXN	570,000	54	541	595	0
	Pay	28-Day MXN-TIIE	5.500	09/02/2022		552,800	(1,041)	242	0	(799)
	Pay	28-Day MXN-TIIE	5.750	09/02/2022		500,000	(38)	(252)	0	(290)
	Pay	28-Day MXN-TIIE	6.570	04/19/2024		16,400	0	27	27	0
MYC	Pay	28-Day MXN-TIIE	6.320	05/02/2024		18,400	27	(17)	10	0

							$(17,364)	$21,861	$75,001	$(70,504)

Total Swap Agreements							$(96,563)	$(9,009)	$91,758	$(197,330)

(p)	Securities with an aggregate market value of $89,918 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$155,544	$20,621	$176,165
Corporate Bonds & Notes
Banking & Finance	0	13,767,679	495,347	14,263,026
Industrials	0	1,758,765	2,569	1,761,334
Utilities	0	1,614,512	0	1,614,512
Municipal Bonds & Notes
California	0	2,161,851	0	2,161,851
Connecticut	0	4,300	0	4,300
Georgia	0	161,518	0	161,518
Illinois	0	469,607	0	469,607
Iowa	0	30,714	0	30,714
Louisiana	0	37,389	0	37,389
Massachusetts	0	24,976	0	24,976
Michigan	0	9,924	0	9,924
Nebraska	0	11,934	0	11,934
Nevada	0	40,466	0	40,466
New Jersey	0	3,059	0	3,059
New York	0	168,725	0	168,725
Ohio	0	433,488	0	433,488
Pennsylvania	0	55,119	0	55,119
Rhode Island	0	181	0	181
Tennessee	0	7,718	0	7,718
Texas	0	89,469	0	89,469
Utah	0	799	0	799
Washington	0	402	0	402
West Virginia	0	130,216	0	130,216
U.S. Government Agencies	0	33,280,430	16,610	33,297,040
U.S. Treasury Obligations	0	37,385,884	0	37,385,884
Non-Agency Mortgage-Backed Securities	0	8,870,519	109,588	8,980,107
Asset-Backed Securities	0	3,269,241	0	3,269,241
Sovereign Issues	0	9,977,780	0	9,977,780
Convertible Preferred Securities
Banking & Finance	0	161,327	0	161,327
Preferred Securities
Banking & Finance	111	4,126	0	4,237
Short-Term Instruments
Certificates of Deposit	0	481,666	0	481,666
Commercial Paper	0	550,754	0	550,754
Repurchase Agreements	0	161,200	0	161,200
Short-Term Notes	0	595,934	0	595,934
Japan Treasury Bills	0	467,924	0	467,924
Mexico Treasury Bills	0	18,861	0	18,861
U.S. Treasury Bills	0	89,881	0	89,881
	$111	$116,453,882	$644,735	$117,098,728

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,111,576	0	0	2,111,576

Total Investments	$2,111,687	$116,453,882	$644,735	$119,210,304

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(38,578)	$0	$(38,578)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	29,460	13,748	0	43,208
Over the counter	0	3,550,755	273	3,551,028
	$29,460	$3,564,503	$273	$3,594,236

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11,045)	(131,461)	0	(142,506)
Over the counter	0	(860,922)	0	(860,922)

	$(11,045)	$(992,383)	$0	$(1,003,428)
Totals	$2,130,102	$118,987,424	$645,008	$121,762,534

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$19,268	$1,515	$(95)	$0	$0	$(67)	$0	$0	$20,621	$(67)
Corporate Bonds & Notes
Banking & Finance	439,357	77,938	(6,521)	64	(14)	(7,703)	0	(7,774)	495,347	(11,147)
Industrials	55,446	4,157	(8,312)	(122)	(21)	(1,958)	0	(46,621)	2,569	(48)
Utilities	12	0	(6)	0	0	0	0	(6)	0	0
U.S. Government Agencies	19,031	0	(2,583)	(100)	(38)	300	0	0	16,610	224
Non-Agency Mortgage-Backed Securities	257,706	159	(30,915)	(134)	(628)	(6,313)	0	(110,287)	109,588	(3,628)
Short-Term Instruments
Short-Term Notes	221,899	0	(224,029)	858	0	1,272	0	0	0	0

	$1,012,719	$83,769	$(272,461)	$566	$(701)	$(14,469)	$0	$(164,688)	$644,735	$(14,666)
Financial Derivative Instruments – Assets
Over the counter	$795	$0	$0	$0	$0	$(522)	$0	$0	$273	$(522)

Totals	$1,013,514	$83,769	$(272,461)	$566	$(701)	$(14,991)	$0	$(164,688)	$645,008	$(15,188)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$20,621	Proxy Pricing	Base Price	97.00 - 99.77
Corporate Bonds & Notes
Banking & Finance	377,787	Proxy Pricing	Base Price	98.00 - 112.20
	117,560	Reference Instrument	Spread	210.00 bps
Industrials	2,569	Third Party Vendor	Broker Quote	29.00 - 105.00
U.S. Government Agencies	16,610	Proxy Pricing	Base Price	94.94 - 107.00
Non-Agency Mortgage-Backed Securities	8,696	Proxy Pricing	Base Price	80.96 - 99.81
	100,892	Third Party Vendor	Broker Quote	74.00 - 101.88
Financial Derivative Instruments – Assets
Over the counter	273	Indicative Market Quotation	Broker Quote	$0.32

Total	$645,008

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund II

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 150.4%
BANK LOAN OBLIGATIONS 2.0%
Dell, Inc.
3.750% due 10/29/2018	$7,385	$7,373
HCA, Inc.
3.174% due 03/31/2017	8,612	8,611

Total Bank Loan Obligations (Cost $16,025)		15,984

CORPORATE BONDS & NOTES 26.4%
BANKING & FINANCE 15.5%
American International Group, Inc.
6.250% due 03/15/2087	4,016	4,398
Bank of America Corp.
6.400% due 08/28/2017	6,730	7,212
Bank of America N.A.
6.000% due 10/15/2036	8,100	9,648
Bank One Capital
8.750% due 09/01/2030	1,100	1,579
Bear Stearns Cos. LLC
6.400% due 10/02/2017	400	431
7.250% due 02/01/2018	2,200	2,428
Capital One N.A.
1.514% due 08/17/2018	3,500	3,528
Charles Schwab Corp.
3.450% due 02/13/2026	2,200	2,240
Citigroup, Inc.
0.849% due 05/01/2017	19,200	19,118
Ford Motor Credit Co. LLC
2.375% due 01/16/2018	4,600	4,592
2.875% due 10/01/2018	400	401
3.984% due 06/15/2016	400	404
General Motors Financial Co., Inc.
3.150% due 01/15/2020	2,000	1,984
3.200% due 07/13/2020	2,800	2,760
Goldman Sachs Group, Inc.
1.061% due 06/04/2017	1,000	997
1.476% due 04/23/2020	3,500	3,509
7.500% due 02/15/2019	3,657	4,188
HSBC Bank USA N.A.
6.000% due 08/09/2017	4,000	4,256
International Lease Finance Corp.
6.750% due 09/01/2016	2,000	2,057
7.125% due 09/01/2018	3,000	3,296
JPMorgan Chase & Co.
4.350% due 08/15/2021	200	213
5.300% due 05/01/2020 (d)	2,700	2,697
Kilroy Realty LP
4.375% due 10/01/2025	4,800	4,872
MUFG Americas Holdings Corp.
2.250% due 02/10/2020	3,000	2,954
Navient Corp.
6.250% due 01/25/2016	8,551	8,572
NYSE Holdings LLC
2.000% due 10/05/2017	50	50
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)	13,600	13,668
Wells Fargo & Co.
7.980% due 03/15/2018 (d)	10,800	11,232

		123,284

INDUSTRIALS 9.4%
Apple, Inc.
2.150% due 02/09/2022	8,200	7,969
2.850% due 05/06/2021	1,100	1,128
CCO Safari LLC
4.464% due 07/23/2022	4,300	4,290
Continental Resources, Inc.
4.500% due 04/15/2023	800	576
4.900% due 06/01/2044	900	544
5.000% due 09/15/2022	1,400	1,034
Crown Castle Towers LLC
3.222% due 05/15/2042	2,700	2,667
3.663% due 05/15/2045	3,300	3,207

Daimler Finance North America LLC
2.250% due 03/02/2020	5,000	4,891
Entergy Louisiana LLC
5.400% due 11/01/2024	1,500	1,716
Georgia-Pacific LLC
2.539% due 11/15/2019	3,700	3,683
Halliburton Co.
3.800% due 11/15/2025	2,500	2,439
5.000% due 11/15/2045	2,000	1,980
Kinder Morgan, Inc.
2.000% due 12/01/2017	1,900	1,831
3.050% due 12/01/2019	7,600	7,043
Lockheed Martin Corp.
2.500% due 11/23/2020	1,400	1,397
3.100% due 01/15/2023	1,200	1,201
Merck & Co., Inc.
2.350% due 02/10/2022	4,700	4,619
2.750% due 02/10/2025	4,500	4,386
Microsoft Corp.
2.375% due 02/12/2022	8,400	8,301
Regency Energy Partners LP
5.000% due 10/01/2022	2,000	1,775
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	125	126
UnitedHealth Group, Inc.
3.350% due 07/15/2022	2,200	2,252
Wynn Las Vegas LLC
5.500% due 03/01/2025	5,900	5,281

		74,336

UTILITIES 1.5%
IPALCO Enterprises, Inc.
3.450% due 07/15/2020	3,800	3,743
MidAmerican Energy Co.
3.500% due 10/15/2024	3,100	3,173
Verizon Communications, Inc.
2.252% due 09/14/2018	1,200	1,230
3.650% due 09/14/2018	2,600	2,721
5.150% due 09/15/2023	1,200	1,322

		12,189

Total Corporate Bonds & Notes (Cost $211,142)		209,809

MUNICIPAL BONDS & NOTES 4.7%
CALIFORNIA 2.8%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,312
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	2,000	2,759
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,307
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,300	6,004
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	3,800	4,600
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	129
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,181
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	3,800	4,913
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	230

		22,435

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	70	80

ILLINOIS 0.9%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	160	171
6.899% due 12/01/2040	3,600	4,188

Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	2,700	2,856

		7,215

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	490	492

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.200% due 12/01/2021	100	108

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,700	2,509
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,500	1,393

		3,902

TENNESSEE 0.4%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	2,600	3,333

Total Municipal Bonds & Notes (Cost $31,693)		37,565

U.S. GOVERNMENT AGENCIES 53.0%
Fannie Mae
0.482% due 12/25/2036	317	310
0.847% due 10/25/2022	18	18
0.872% due 05/25/2023	16	16
0.922% due 02/25/2022	5	5
0.972% due 01/25/2022	10	10
1.022% due 08/25/2022	14	14
1.052% due 05/25/2040	2,433	2,466
1.122% due 04/25/2022 - 09/25/2022	14	14
1.443% due 07/01/2044	176	180
2.053% due 01/01/2035	295	308
2.310% due 08/01/2022	500	494
2.326% due 05/25/2035	189	199
2.483% due 09/01/2035	52	55
2.630% due 10/10/2024	165	162
3.299% due 04/01/2041	73	78
3.330% due 11/01/2021	278	288
3.500% due 01/01/2026	92	97
3.980% due 07/01/2021	38,300	41,401
4.000% due 08/01/2025 - 12/01/2041	1,150	1,226
4.500% due 09/01/2018 - 10/01/2042	8,640	9,345
5.000% due 12/01/2021 - 02/01/2041	263	289
5.500% due 03/01/2022 - 05/01/2041	12,079	13,499
5.735% due 12/25/2042	397	447
6.000% due 05/01/2017 - 01/01/2039	5,248	5,946
6.500% due 11/01/2021 - 06/25/2044	217	246
7.000% due 09/25/2020	1	1
8.000% due 10/01/2030	1	1
9.000% due 12/01/2017 - 06/25/2018	1	0
9.250% due 07/25/2019	16	17
Fannie Mae, TBA
3.000% due 01/01/2031 - 02/01/2046	23,000	23,174
3.500% due 01/01/2031 - 02/01/2046	42,000	43,303
4.000% due 01/01/2046 - 02/01/2046	8,000	8,454
4.500% due 02/01/2046	17,000	18,330
5.500% due 01/01/2046	18,000	20,067
Freddie Mac
1.081% due 08/15/2036	1,832	1,854
1.443% due 02/25/2045	199	203
2.170% due 02/01/2023	15	15
2.568% due 12/01/2022	99	101
2.658% due 07/01/2030	33	34
4.000% due 04/01/2024 - 03/01/2044	3,602	3,822
4.500% due 02/01/2029 - 12/01/2040	1,509	1,638
5.000% due 01/01/2036 - 07/01/2040	160	177
5.500% due 01/01/2018 - 07/01/2039	1,903	2,118
6.000% due 02/01/2016 - 09/01/2038	5,976	6,754
7.000% due 07/15/2022	237	261
7.500% due 01/15/2023	615	683
8.000% due 11/01/2025 - 06/15/2030	317	366
9.000% due 12/15/2020	16	17
9.500% due 02/01/2018	2	2
10.000% due 03/01/2021	1	1
Freddie Mac, TBA
3.500% due 01/01/2046 - 02/01/2046	10,000	10,281
4.000% due 01/01/2046 - 02/01/2046	159,000	167,892
4.500% due 01/01/2046	9,000	9,695

Ginnie Mae
0.652% due 06/20/2065	4,334	4,303
0.707% due 10/20/2062	4,079	4,061
0.745% due 06/16/2031	22	22
0.792% due 08/20/2065	2,294	2,272
0.945% due 02/16/2030	29	30
1.625% due 12/20/2029	253	263
1.750% due 06/20/2023 - 06/20/2027	631	650
1.875% due 09/20/2025 - 07/20/2030	311	323
2.000% due 09/20/2024 - 07/20/2027	292	301
5.000% due 07/15/2034 - 06/15/2041	5,036	5,583
6.000% due 01/15/2024	2	2
7.500% due 03/15/2024 - 09/15/2025	3	4
8.000% due 01/15/2022 - 08/15/2024	11	11
9.000% due 11/15/2017	1	1
9.500% due 01/20/2019 - 12/15/2021	2	2
Ginnie Mae, TBA
4.000% due 01/01/2046 - 02/01/2046	3,000	3,181
5.000% due 01/01/2046	3,000	3,287
Small Business Administration
7.970% due 01/25/2025	79	81

Total U.S. Government Agencies (Cost $415,522)		420,751

U.S. TREASURY OBLIGATIONS 35.8%
U.S. Treasury Bonds
2.500% due 02/15/2045	5,300	4,747
2.750% due 08/15/2042 (f)	7,300	6,965
2.750% due 11/15/2042 (f)	12,000	11,421
2.875% due 05/15/2043 (f)	6,400	6,229
2.875% due 08/15/2045 (f)	10,300	9,986
3.000% due 05/15/2042 (f)	5,500	5,524
3.000% due 11/15/2044 (f)	16,000	15,915
3.125% due 02/15/2042 (f)	3,700	3,814
3.125% due 02/15/2043 (f)	4,000	4,093
3.125% due 08/15/2044 (f)	17,000	17,345
3.375% due 05/15/2044 (f)	29,000	31,072
3.625% due 02/15/2044	2,300	2,583
4.250% due 05/15/2039 (f)	2,500	3,084
4.375% due 11/15/2039 (f)	4,500	5,650
4.375% due 05/15/2040 (f)	4,300	5,402
4.500% due 08/15/2039	1,400	1,789
4.625% due 02/15/2040 (f)	3,200	4,162
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (h)	3,350	3,344
0.125% due 04/15/2020 (h)	3,859	3,810
0.125% due 07/15/2022 (h)	6,928	6,717
0.125% due 01/15/2023	8,448	8,098
0.250% due 01/15/2025 (h)	2,309	2,203
0.375% due 07/15/2023	9,197	8,982
0.750% due 02/15/2042	105	92
0.750% due 02/15/2045	3,737	3,252
1.375% due 02/15/2044	1,224	1,244
1.750% due 01/15/2028	10,035	10,957
2.000% due 01/15/2026 (f)	21,806	24,213
2.375% due 01/15/2025	25,358	28,813
2.500% due 01/15/2029	19,494	23,083
3.625% due 04/15/2028	1,470	1,921
3.875% due 04/15/2029 (f)	13,164	17,875

Total U.S. Treasury Obligations (Cost $291,023)		284,385

NON-AGENCY MORTGAGE-BACKED SECURITIES 22.0%
American Home Mortgage Investment Trust
2.654% due 02/25/2045	753	753
BAMLL Commercial Mortgage Securities Trust
1.551% due 01/15/2028	5,900	5,854
Banc of America Commercial Mortgage Trust
5.617% due 07/10/2046	8,978	9,060
Banc of America Funding Trust
2.754% due 05/25/2035	826	843
BBCCRE Trust
3.966% due 08/10/2033	4,600	4,762
BCRR Trust
5.858% due 07/17/2040	1,400	1,459
Bear Stearns Adjustable Rate Mortgage Trust
2.537% due 04/25/2033	287	289
2.785% due 01/25/2035	2,286	2,246
3.555% due 02/25/2036 ^	898	844
Bear Stearns ALT-A Trust
2.601% due 05/25/2035	2,455	2,386
2.726% due 09/25/2035	369	314
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	418	430

5.700% due 06/11/2050	4,000	4,173
5.722% due 06/11/2040	12,885	13,484
Bear Stearns Mortgage Funding Trust
0.612% due 01/25/2037	7,786	6,076
Citigroup Commercial Mortgage Trust
5.710% due 12/10/2049	1,900	1,965
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035	983	990
2.730% due 10/25/2035	305	303
Countrywide Alternative Loan Trust
0.602% due 05/25/2047	1,690	1,397
Countrywide Home Loan Mortgage Pass-Through Trust
2.593% due 02/20/2036 ^	457	428
2.671% due 02/20/2035	25	25
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	16,928	17,317
5.383% due 02/15/2040	933	952
Credit Suisse First Boston Mortgage Securities Corp.
2.605% due 09/25/2033	5,021	5,107
4.847% due 06/25/2032	54	54
Credit Suisse Mortgage Capital Certificates
2.559% due 01/27/2036	2,491	2,459
DBUBS Mortgage Trust
3.386% due 07/10/2044	12,347	12,393
DLJ Acceptance Trust
11.000% due 08/01/2019	2	2
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,857	1,899
GS Mortgage Securities Corp.
2.329% due 11/10/2045 (a)	1,142	110
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	4	4
HomeBanc Mortgage Trust
0.672% due 03/25/2035	5,949	5,149
0.692% due 10/25/2035	4,535	4,223
IndyMac Adjustable Rate Mortgage Trust
1.864% due 01/25/2032	18	17
IndyMac Mortgage Loan Trust
2.674% due 11/25/2035 ^	1,698	1,440
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048	3,200	3,235
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047	3,525	3,592
5.420% due 01/15/2049	453	462
5.440% due 06/12/2047	1,172	1,201
JPMorgan Commercial Mortgage-Backed Securities Trust
5.637% due 03/18/2051	1,700	1,780
JPMorgan Mortgage Trust
2.534% due 07/25/2035	1,053	1,043
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	617	632
5.485% due 03/12/2051	2,900	2,976
Morgan Stanley Capital Trust
5.319% due 12/15/2043	11,144	11,372
5.610% due 04/15/2049	739	739
Morgan Stanley Mortgage Loan Trust
2.225% due 06/25/2036	6,128	5,972
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045	1,452	1,493
Nomura Resecuritization Trust
0.421% due 12/26/2035	2,781	2,402
Prime Mortgage Trust
0.822% due 02/25/2019	1	1
0.822% due 02/25/2034	174	165
RBSSP Resecuritization Trust
0.471% due 02/26/2037	2,489	2,354
Residential Funding Mortgage Securities, Inc. Trust
3.808% due 02/25/2036 ^	336	306
Sequoia Mortgage Trust
1.042% due 04/19/2027	1,267	1,186
Structured Asset Mortgage Investments Trust
1.062% due 09/19/2032	194	190
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.339% due 01/25/2032	25	24
2.688% due 02/25/2032	32	32
5.480% due 07/25/2034	10,256	10,802
UBS-Citigroup Commercial Mortgage Trust
2.804% due 01/10/2045	350	353
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043	3,800	3,889
5.557% due 03/15/2045	4,991	4,985
WaMu Mortgage Pass-Through Certificates Trust
0.712% due 10/25/2045	452	420
1.457% due 11/25/2042	160	150
Wells Fargo Mortgage-Backed Securities Trust
0.922% due 07/25/2037 ^	281	245

2.738% due 12/25/2034	1,472	1,510
2.763% due 03/25/2036	1,684	1,677
2.823% due 01/25/2035	20	20
Wells Fargo-RBS Commercial Mortgage Trust
2.684% due 11/15/2044	150	151

Total Non-Agency Mortgage-Backed Securities (Cost $172,843)		174,566

ASSET-BACKED SECURITIES 5.2%
Ally Auto Receivables Trust
0.680% due 07/17/2017	3,335	3,334
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.872% due 01/25/2036	4,137	3,887
1.122% due 05/25/2034	255	253
Asset-Backed Securities Corp. Home Equity Loan Trust
1.576% due 08/15/2033	3,010	2,877
Dell Equipment Finance Trust
0.530% due 10/24/2016	1,640	1,640
1.313% due 12/22/2017	2,000	2,001
EMC Mortgage Loan Trust
0.961% due 05/25/2040	642	588
First Franklin Mortgage Loan Trust
0.682% due 11/25/2036	5,562	5,500
0.932% due 09/25/2035	1,078	1,076
Fremont Home Loan Trust
0.482% due 01/25/2037	62	32
Morgan Stanley IXIS Real Estate Capital Trust
0.472% due 11/25/2036	18	8
Residential Asset Securities Corp. Trust
0.692% due 04/25/2036	8,132	7,855
Securitized Asset-Backed Receivables LLC Trust
0.482% due 12/25/2036 ^	745	294
SLM Private Education Loan Trust
2.981% due 12/16/2019	73	73
SpringCastle America Funding LLC
2.700% due 05/25/2023	7,126	7,113
Structured Asset Investment Loan Trust
1.322% due 09/25/2034	2,349	2,258
1.547% due 07/25/2033	3,155	3,023

Total Asset-Backed Securities (Cost $40,405)		41,812

	SHARES
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)	4,000	4,939

Total Preferred Securities (Cost $4,120)		4,939

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (e) 0.6%		4,385

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
0.156% due 01/14/2016 - 01/28/2016 (b)(f)	$494	494

Total Short-Term Instruments (Cost $4,879)		4,879

Total Investments in Securities (Cost $1,187,652)		1,194,690

	SHARES
INVESTMENTS IN AFFILIATES 8.5%
SHORT-TERM INSTRUMENTS 8.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%
PIMCO Short-Term Floating NAV Portfolio III	6,860,562	67,741

Total Short-Term Instruments (Cost $67,989)		67,741

Total Investments in Affiliates (Cost $67,989)		67,741

Total Investments 158.9% (Cost $1,255,641)		$1,262,431
Financial Derivative Instruments (g)(i) (0.2%) (Cost or Premiums, net $(704))		(1,238)
Other Assets and Liabilities, net (58.7%)		(466,906)

Net Assets 100.0%		$794,287

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$4,385	Fannie Mae 2.140% due 11/07/2022	$(4,474)	$4,385	$4,385

Total Repurchase Agreements						$(4,474)	$4,385	$4,385

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.520%	12/09/2015	01/19/2016	$(4,345)	$(4,346)
BSN	0.450	11/05/2015	01/06/2016	(21,550)	(21,566)
	0.470	11/09/2015	01/11/2016	(26,779)	(26,799)
	0.470	12/21/2015	01/11/2016	(31,211)	(31,217)
	0.500	11/10/2015	01/12/2016	(16,426)	(16,439)
GRE	0.580	11/19/2015	01/19/2016	(35,077)	(35,103)
JPS	0.350	11/06/2015	01/06/2016	(1,662)	(1,663)

Total Reverse Repurchase Agreements					$(137,133)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	0.370%	10/09/2015	01/07/2016	$(549)	$(550)
TDM	0.350	10/09/2015	01/11/2016	(550)	(551)

Total Sale-Buyback Transactions					$(1,101)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(165,000) at a weighted average interest rate of 0.284%.
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	6.000%	01/01/2046	$4,000	$(4,526)	$(4,520)

Total Short Sales				$(4,526)	$(4,520)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(f)	Securities with an aggregate market value of $138,249 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$110.500	02/19/2016	38	$0	$0
Put - CBOT U.S. Treasury 5-Year Note March Futures	110.750	02/19/2016	145	1	1
Put - CBOT U.S. Treasury 5-Year Note March Futures	111.000	02/19/2016	184	2	2

				$3	$3

Total Purchased Options				$3	$3

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Short	06/2017	275	$(104)	$0	$(10)
90-Day Eurodollar March Futures	Short	03/2017	405	(159)	0	(15)
90-Day Eurodollar March Futures	Short	03/2018	757	(674)	0	(47)
90-Day Eurodollar September Futures	Short	09/2016	904	(401)	0	(23)
U.S. Treasury 5-Year Note March Futures	Long	03/2016	1,752	(382)	246	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	474	103	0	(141)
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	33	(21)	0	(17)

Total Futures Contracts				$(1,638)	$246	$(253)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016	$15,100	$(33)	$(17)	$0	$(1)
Receive	3-Month USD-LIBOR	2.000	12/16/2019	84,000	(1,420)	(971)	0	(88)
Receive	3-Month USD-LIBOR	2.250	12/16/2022	3,800	(81)	(97)	0	(12)
Receive	3-Month USD-LIBOR	2.350	08/05/2025	11,900	(281)	(214)	0	(39)
Receive	3-Month USD-LIBOR	2.250	06/15/2026	46,800	192	299	0	(185)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	91,600	(1,856)	(7,482)	0	(775)
Receive	3-Month USD-LIBOR	2.500	06/15/2046	900	31	13	0	(7)

					$(3,448)	$(8,469)	$0	$(1,107)

Total Swap Agreements					$(3,448)	$(8,469)	$0	$(1,107)

(h)	Securities with an aggregate market value of $11,069 and cash of $4,090 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100%	01/29/2016	$55,100	$208	$12
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	1,500	147	135
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	12,700	180	119
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	39,200	65	1
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/29/2016	6,600	59	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/29/2016	6,600	102	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/12/2016	5,200	167	37
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/23/2016	12,100	342	94
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	3,100	211	182
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	1,400	140	130

							$1,621	$713

Total Purchased Options							$1,621	$713

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$7,000	$(59)	$(4)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,900	(151)	(9)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,500	(84)	(4)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	(19)	(1)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(65)	(5)

						$(378)	$(23)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.730%	01/29/2016	$55,100	$(78)	$0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.915	01/29/2016	55,100	(135)	0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900	02/16/2016	11,900	(48)	(31)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	6,400	(143)	(114)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	12,700	(66)	(30)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	12,700	(115)	(64)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.500	01/19/2016	26,100	(16)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016	13,100	(8)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.650	01/19/2016	26,100	(29)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016	13,100	(13)	0
	Put - OTC 2-Year Interest Rate Swap (Effective 05/16/2018)	3-Month USD-LIBOR	Pay	2.500	05/12/2016	49,300	(166)	(29)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/25/2018)	3-Month USD-LIBOR	Pay	2.500	05/23/2016	114,800	(359)	(75)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2016	6,600	(25)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	01/29/2016	6,600	(38)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900	02/16/2016	42,300	(175)	(109)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	13,800	(214)	(149)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	6,300	(140)	(112)

							$(1,768)	$(713)

Total Written Options							$(2,146)	$(736)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
MYC	Pioneer Natural Resources Co.	1.000%	12/20/2020	3.124%	$1,700	$(182)	$21	$0	$(161)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$1,833	$0	$18	$18	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	3,954	0	39	39	0

					$0	$57	$57	$0

Total Swap Agreements					$(182)	$78	$57	$(161)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$15,984	$0	$15,984
Corporate Bonds & Notes
Banking & Finance	0	123,284	0	123,284
Industrials	0	74,336	0	74,336
Utilities	0	12,189	0	12,189
Municipal Bonds & Notes
California	0	22,435	0	22,435
Florida	0	80	0	80
Illinois	0	7,215	0	7,215
Iowa	0	492	0	492
Massachusetts	0	108	0	108
Ohio	0	3,902	0	3,902
Tennessee	0	3,333	0	3,333
U.S. Government Agencies	0	420,751	0	420,751
U.S. Treasury Obligations	0	284,385	0	284,385
Non-Agency Mortgage-Backed Securities	0	174,562	4	174,566
Asset-Backed Securities	0	41,812	0	41,812
Preferred Securities
Banking & Finance	0	4,939	0	4,939
Short-Term Instruments
Repurchase Agreements	0	4,385	0	4,385
U.S. Treasury Bills	0	494	0	494
	$0	$1,194,686	$4	$1,194,690

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	67,741	0	0	67,741

Total Investments	$67,741	$1,194,686	$4	$1,262,431

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,520)	$0	$(4,520)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	246	3	0	249
Over the counter	0	770	0	770
	$246	$773	$0	$1,019

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(253)	(1,107)	0	(1,360)
Over the counter	0	(897)	0	(897)

	$(253)	$(2,004)	$0	$(2,257)

Totals	$67,734	$1,188,935	$4	$1,256,673

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund III

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 137.1%
BANK LOAN OBLIGATIONS 0.4%
Chrysler Group LLC
3.500% due 05/24/2017		$2,512	$2,508
Dell, Inc.
3.750% due 10/29/2018		1,090	1,089
Hellenic Republic
3.930% due 03/30/2016 (e)	EUR	1,000	1,058

Total Bank Loan Obligations (Cost $4,669)			4,655

CORPORATE BONDS & NOTES 26.9%
BANKING & FINANCE 18.8%
Ally Financial, Inc.
2.750% due 01/30/2017		$500	500
3.500% due 07/18/2016		1,500	1,508
5.500% due 02/15/2017		2,000	2,065
6.250% due 12/01/2017		2,850	2,996
American Express Bank FSB
6.000% due 09/13/2017		3,700	3,965
Banco de Credito e Inversiones
3.000% due 09/13/2017		2,000	2,014
Banco Espirito Santo S.A.
4.000% due 01/21/2019	EUR	1,200	179
4.750% due 01/15/2018		1,000	149
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$100	101
Bank of America Corp.
0.570% due 05/23/2017	EUR	500	542
2.650% due 04/01/2019		$4,400	4,413
5.650% due 05/01/2018		3,000	3,228
6.400% due 08/28/2017		4,000	4,286
6.875% due 04/25/2018		1,800	1,987
Bank of America N.A.
6.000% due 10/15/2036		4,600	5,479
Barclays Bank PLC
14.000% due 06/15/2019 (c)	GBP	3,500	6,684
BBVA Bancomer S.A.
4.500% due 03/10/2016		$1,300	1,307
6.500% due 03/10/2021		2,100	2,237
7.250% due 04/22/2020		3,300	3,520
Bear Stearns Cos. LLC
6.400% due 10/02/2017		8,000	8,618
Blackstone CQP Holdco LP
9.296% due 03/19/2019		1,493	1,489
Caixa Economica Federal
2.375% due 11/06/2017		2,000	1,845
Cantor Fitzgerald LP
6.500% due 06/17/2022		2,800	2,917
CIT Group, Inc.
4.250% due 08/15/2017		300	308
5.250% due 03/15/2018		6,900	7,142
5.500% due 02/15/2019		3,000	3,143
Citigroup, Inc.
0.747% due 06/09/2016		5,500	5,484
Countrywide Financial Corp.
6.250% due 05/15/2016		445	453
Credit Agricole S.A.
7.500% due 06/23/2026 (c)	GBP	2,500	3,633
8.375% due 10/13/2019 (c)		$2,600	2,925
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		1,900	1,839
Ford Motor Credit Co. LLC
1.095% due 01/17/2017		11,400	11,315
8.000% due 12/15/2016		3,500	3,702
General Motors Financial Co., Inc.
3.150% due 01/15/2020		2,300	2,282
4.375% due 09/25/2021		1,400	1,422
Goldman Sachs Group, Inc.
3.750% due 05/22/2025		4,200	4,238
HCP, Inc.
4.000% due 12/01/2022		1,700	1,695
ING Bank NV
2.625% due 12/05/2022		2,200	2,167
International Lease Finance Corp.
5.750% due 05/15/2016		8,540	8,668
6.750% due 09/01/2016		2,000	2,058

Intesa Sanpaolo SpA
3.125% due 01/15/2016		10,575	10,580
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		6,500	6,952
KEB Hana Bank
3.125% due 06/26/2017		1,900	1,930
Lloyds Bank PLC
1.144% due 08/17/2018		4,000	4,002
11.875% due 12/16/2021	EUR	2,500	3,004
12.000% due 12/16/2024 (c)		$5,600	7,990
Macquarie Bank Ltd.
6.625% due 04/07/2021		8,700	9,762
Mizuho Bank Ltd.
1.053% due 09/25/2017		500	497
Navient Corp.
8.780% due 09/15/2016	MXN	8,500	496
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		$700	711
7.250% due 12/15/2021		600	603
Piper Jaffray Cos.
5.060% due 10/09/2018		1,000	998
Rabobank Group
6.875% due 03/19/2020	EUR	1,450	1,879
8.375% due 07/26/2016 (c)		$1,300	1,341
8.400% due 06/29/2017 (c)		200	215
Rio Oil Finance Trust
9.250% due 07/06/2024		600	445
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		4,400	5,115
Springleaf Finance Corp.
6.900% due 12/15/2017		11,500	11,931
UBS AG
0.974% due 06/01/2017		1,700	1,697
1.264% due 06/01/2020		600	598
Wells Fargo & Co.
2.550% due 12/07/2020		4,000	3,983

			199,232

INDUSTRIALS 4.6%
Apple, Inc.
2.850% due 05/06/2021		1,300	1,333
CCO Safari LLC
3.579% due 07/23/2020		5,000	4,975
Chesapeake Energy Corp.
3.571% due 04/15/2019		2,650	749
Continental Airlines Pass-Through Trust
6.900% due 07/02/2018		229	233
Devon Energy Corp.
3.250% due 05/15/2022		1,500	1,277
Dynegy, Inc.
6.750% due 11/01/2019		1,900	1,796
General Motors Co.
4.875% due 10/02/2023		2,000	2,055
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,500	1,516
4.500% due 12/06/2016	JPY	1,200	9
Kinder Morgan, Inc.
5.300% due 12/01/2034		$1,400	1,106
MPLX LP
4.875% due 06/01/2025		600	540
ONEOK Partners LP
3.250% due 02/01/2016		3,185	3,191
President and Fellows of Harvard College
6.500% due 01/15/2039		2,600	3,594
Regency Energy Partners LP
4.500% due 11/01/2023		2,900	2,514
Rohm & Haas Co.
6.000% due 09/15/2017		574	611
Statoil ASA
0.804% due 11/08/2018		19,900	19,758
Williams Partners LP
3.900% due 01/15/2025		2,853	2,149
5.100% due 09/15/2045		1,700	1,122

			48,528

UTILITIES 3.5%
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		820	303
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (d)		551	127
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		200	202

Petrobras Global Finance BV
1.990% due 05/20/2016	400	391
2.000% due 05/20/2016	500	494
3.250% due 03/17/2017	500	464
3.875% due 01/27/2016	8,000	7,978
4.375% due 05/20/2023	200	133
6.250% due 03/17/2024	300	216
6.850% due 06/05/2049	4,200	2,740
7.875% due 03/15/2019	1,020	905
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	2,100	2,243
Shell International Finance BV
3.250% due 05/11/2025	1,900	1,859
4.375% due 05/11/2045	1,000	948
Verizon Communications, Inc.
2.252% due 09/14/2018	14,500	14,857
2.500% due 09/15/2016	3	3
3.000% due 11/01/2021	700	699
3.500% due 11/01/2024	3,200	3,168

		37,730

Total Corporate Bonds & Notes (Cost $287,573)		285,490

MUNICIPAL BONDS & NOTES 4.5%
CALIFORNIA 3.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,312
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,100	1,512
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,000	1,188
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	800	1,117
7.550% due 04/01/2039	1,100	1,599
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	5,100	7,432
7.950% due 03/01/2036	8,500	10,177
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	1,700	2,140
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	129
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	2,500	2,917
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	1,000	1,318
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	800	1,055
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	600	709
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	230

		32,835

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	800	951

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,100	1,194
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	233
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	1,900	1,925

		3,352

MASSACHUSETTS 0.2%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	1,600	1,859

NEBRASKA 0.2%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	2,400	2,864

NEVADA 0.1%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	800	1,115

NEW YORK 0.5%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	4,000	5,075

Total Municipal Bonds & Notes (Cost $42,753)		48,051

U.S. GOVERNMENT AGENCIES 40.1%
Fannie Mae
0.482% due 07/25/2037	867	815
0.672% due 05/25/2037	59	59
0.782% due 03/25/2037	90	91
1.022% due 05/25/2040	1,991	2,012
1.443% due 07/01/2044	150	154
1.848% due 08/01/2035	1,206	1,265
1.893% due 01/01/2035	209	218
2.212% due 08/01/2035	367	390
2.278% due 07/01/2035	1,308	1,388
2.298% due 04/01/2038	241	255
2.310% due 08/01/2022	200	198
2.312% due 03/01/2033	12	12
2.326% due 05/25/2035	152	159
2.399% due 09/01/2034	150	158
2.402% due 04/01/2038	70	75
2.482% due 04/01/2038	68	72
2.483% due 09/01/2035	52	55
2.505% due 07/01/2034	9	10
2.547% due 09/01/2037	44	47
2.870% due 09/01/2027	3,400	3,321
3.500% due 10/01/2025 - 11/01/2025	644	678
4.000% due 12/01/2018 - 11/01/2030	1,259	1,332
4.500% due 08/01/2018 - 10/01/2042	3,607	3,892
5.000% due 03/01/2034 - 02/01/2041	481	539
5.500% due 12/01/2018 - 07/01/2041	43,243	48,433
5.860% due 02/01/2031	1	1
6.000% due 10/01/2016 - 05/01/2041	16,128	18,244
6.500% due 06/01/2016 - 06/25/2044	105	120
7.500% due 02/01/2027	93	102
Fannie Mae, TBA
3.000% due 01/01/2031 - 02/01/2046	42,000	42,498
3.500% due 01/01/2031 - 02/01/2046	81,000	83,536
4.000% due 01/01/2046 - 02/01/2046	69,000	72,956
4.500% due 01/01/2046 - 02/01/2046	33,000	35,608
Freddie Mac
1.041% due 10/15/2037	27	27
2.408% due 04/01/2033	3	3
2.435% due 04/01/2038	293	311
2.568% due 12/01/2022	16	16
2.658% due 07/01/2030	10	10
2.954% due 08/15/2032	137	143
3.500% due 10/01/2025 - 11/01/2025	148	155
4.000% due 08/01/2030 - 02/01/2041	658	698
4.500% due 02/01/2029 - 01/01/2036	1,696	1,835
5.000% due 10/01/2039	46	51
5.500% due 06/01/2019 - 01/01/2039	1,288	1,432
6.000% due 02/01/2016 - 05/01/2040	5,803	6,547
6.500% due 05/01/2016 - 05/15/2032	4,820	5,499
7.000% due 02/15/2027 - 07/01/2029	501	562
7.500% due 09/01/2025	5	6
Freddie Mac, TBA
3.500% due 02/01/2046	13,000	13,350
4.000% due 01/01/2046 - 02/01/2046	40,000	42,173
4.500% due 01/01/2046	11,000	11,850
Ginnie Mae
0.792% due 05/20/2065	1,482	1,468
0.945% due 02/16/2030	37	38
1.625% due 10/20/2024 - 12/20/2026	118	122
1.750% due 06/20/2022 - 02/20/2032	581	598
1.875% due 09/20/2023 - 08/20/2027	114	118
4.000% due 09/20/2040	73	79
5.000% due 03/15/2033 - 05/15/2042	4,185	4,631
6.000% due 04/15/2037	39	44
7.000% due 08/15/2031 - 02/20/2032	11	13
Ginnie Mae, TBA
3.500% due 02/01/2046	3,000	3,119
4.000% due 01/01/2046	9,000	9,553
5.000% due 01/01/2046	1,000	1,096
Small Business Administration
5.130% due 09/01/2023	133	144
5.520% due 06/01/2024	751	820

Total U.S. Government Agencies (Cost $420,531)		425,204

U.S. TREASURY OBLIGATIONS 44.9%
U.S. Treasury Bonds
2.250% due 11/15/2024 (g)(i)	53,500	53,477
2.375% due 08/15/2024 (i)(k)	1,300	1,314
2.500% due 05/15/2024 (i)	9,500	9,708
2.500% due 02/15/2045	7,100	6,359
2.750% due 08/15/2042	5,000	4,771
2.750% due 11/15/2042	10,300	9,803
2.875% due 05/15/2043	2,600	2,531
2.875% due 08/15/2045	19,200	18,616
3.000% due 05/15/2042	3,000	3,013
3.000% due 11/15/2044	18,100	18,005
3.000% due 11/15/2045 (g)	3,100	3,085
3.125% due 02/15/2042	4,100	4,226
3.125% due 08/15/2044 (g)	28,600	29,180
3.375% due 05/15/2044 (g)	58,600	62,786
4.250% due 05/15/2039	7,500	9,251
4.375% due 11/15/2039	13,100	16,447
4.375% due 05/15/2040	500	628
4.500% due 08/15/2039	5,900	7,540
4.625% due 02/15/2040	1,100	1,431
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2020 (i)	4,671	4,612
0.125% due 07/15/2022 (i)	33,815	32,782
0.125% due 01/15/2023	1,339	1,284
0.375% due 07/15/2023 (i)	6,540	6,387
0.625% due 07/15/2021	33,447	33,663
0.750% due 02/15/2045	3,838	3,340
1.250% due 07/15/2020 (i)	2,726	2,835
1.375% due 02/15/2044	2,143	2,177
1.750% due 01/15/2028	33,600	36,689
2.000% due 01/15/2026	18,931	21,021
2.375% due 01/15/2025	13,877	15,768
2.375% due 01/15/2027	13,797	15,940
2.500% due 01/15/2029	6,535	7,738
3.625% due 04/15/2028	1,176	1,537
3.875% due 04/15/2029	6,654	9,036
U.S. Treasury Notes
1.375% due 03/31/2020 (i)(k)	1,300	1,284
1.750% due 09/30/2022	6,400	6,274
2.000% due 10/31/2021 (k)	3,800	3,812
2.750% due 02/15/2024 (i)	7,000	7,292

Total U.S. Treasury Obligations (Cost $483,898)		475,642

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3%
Adjustable Rate Mortgage Trust
2.894% due 11/25/2035	760	763
Banc of America Commercial Mortgage Trust
5.619% due 04/10/2049	230	233
Banc of America Mortgage Trust
2.815% due 09/25/2034	2,530	2,487
BCAP LLC Trust
5.283% due 03/26/2037	435	422
BCRR Trust
5.858% due 07/17/2040	1,450	1,511
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	836	860
Bear Stearns Structured Products, Inc. Trust
2.566% due 12/26/2046	1,051	778
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	148	150
Countrywide Alternative Loan Trust
0.582% due 02/20/2047 ^	3,134	2,366
0.592% due 05/25/2047	1,280	1,109
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	2,371	2,425
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019	437	438
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	2,532	2,590
HarborView Mortgage Loan Trust
2.886% due 07/19/2035	493	486
HSI Asset Loan Obligation Trust
2.793% due 09/25/2037 ^	4,554	3,663
IndyMac Adjustable Rate Mortgage Trust
1.864% due 01/25/2032	9	8
IndyMac Mortgage Loan Trust
2.605% due 01/25/2036 ^	1,813	1,517
3.005% due 01/25/2037 ^	5,412	5,250

JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		3,429	3,495
5.420% due 01/15/2049		109	111
5.440% due 06/12/2047		2,006	2,055
JPMorgan Commercial Mortgage-Backed Securities Trust
5.637% due 03/18/2051		1,800	1,885
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^		3,793	2,884
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		1,706	1,752
5.858% due 07/15/2040		70	73
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		3,650	3,510
MASTR Alternative Loan Trust
5.000% due 11/25/2018		1,233	1,244
MASTR Asset Securitization Trust
4.500% due 11/25/2018		313	319
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		529	541
5.485% due 03/12/2051		3,000	3,078
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045		1,111	1,142
Residential Accredit Loans, Inc. Trust
0.607% due 08/25/2036		3,530	2,822
0.612% due 07/25/2036		3,148	2,475
Structured Asset Mortgage Investments Trust
0.552% due 03/25/2037		2,301	1,776
Thornburg Mortgage Securities Trust
4.521% due 10/25/2046		2,783	2,703
Wachovia Bank Commercial Mortgage Trust
5.308% due 11/15/2048		171	174
5.342% due 12/15/2043		4,000	4,094
5.509% due 04/15/2047		8,675	8,924
5.952% due 02/15/2051		108	112
WaMu Mortgage Pass-Through Certificates Trust
1.457% due 11/25/2042		139	131
2.420% due 03/25/2037		2,972	2,816
3.824% due 12/25/2036 ^		1,784	1,627
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 08/25/2037 ^		420	417

Total Non-Agency Mortgage-Backed Securities (Cost $76,802)			77,216

ASSET-BACKED SECURITIES 4.7%
Bear Stearns Asset-Backed Securities Trust
0.582% due 08/25/2036		805	707
Celf Loan Partners PLC
0.231% due 05/03/2023	EUR	2,119	2,267
0.997% due 05/03/2023	GBP	1,607	2,289
Countrywide Asset-Backed Certificates
0.652% due 05/25/2037		$2,300	1,427
0.701% due 12/25/2031 ^		195	142
Countrywide Asset-Backed Certificates Trust
1.152% due 07/25/2035		7,100	6,084
GSAMP Trust
0.492% due 12/25/2036		398	217
HSI Asset Loan Obligation Trust
0.482% due 12/25/2036		307	127
JPMorgan Mortgage Acquisition Corp.
0.832% due 10/25/2035 ^		3,300	2,744
Morgan Stanley ABS Capital, Inc. Trust
0.572% due 06/25/2036		5,860	5,027
Morgan Stanley Mortgage Loan Trust
0.782% due 04/25/2037		465	235
New Century Home Equity Loan Trust
3.422% due 01/25/2033 ^		2,151	1,910
Option One Mortgage Loan Trust
0.642% due 02/25/2037		5,925	3,622
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.222% due 12/25/2034		6,490	5,502
2.297% due 12/25/2034		6,460	5,081
Penta CLO S.A.
0.172% due 06/04/2024	EUR	367	395
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		$6,677	3,537
Residential Asset Securities Corp. Trust
0.572% due 08/25/2036		2,209	2,139
SLM Private Education Loan Trust
2.981% due 12/16/2019		73	73
Wells Fargo Home Equity Asset-Backed Securities Trust
0.752% due 05/25/2036		5,300	4,292
1.012% due 11/25/2035		1,000	921

Wood Street CLO BV
0.231% due 11/22/2021	EUR	462	501

Total Asset-Backed Securities (Cost $49,303)			49,239

SOVEREIGN ISSUES 6.3%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$1,100	1,092
4.125% due 09/15/2017	EUR	1,000	1,021
Export-Import Bank of Korea
4.000% due 01/29/2021		$9,500	10,141
Korea Development Bank
3.250% due 09/20/2016		800	810
Mexico Government International Bond
8.500% due 12/13/2018	MXN	300,000	19,161
Province of Ontario
1.650% due 09/27/2019		$7,800	7,711
3.150% due 06/02/2022 (g)	CAD	8,400	6,567
4.000% due 10/07/2019		$4,400	4,720
4.000% due 06/02/2021 (g)	CAD	8,900	7,241
Province of Quebec
3.500% due 07/29/2020		$1,000	1,059
3.500% due 12/01/2022 (g)	CAD	3,000	2,393
4.250% due 12/01/2021 (g)		6,000	4,961
Republic of Greece Government International Bond
5.250% due 02/01/2016	JPY	700	6

Total Sovereign Issues (Cost $72,780)			66,883

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		260,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 1.2%
BANKING & FINANCE 1.2%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)		2,000	2,469
GMAC Capital Trust
8.125% due 02/15/2040		111,400	2,825
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (c)		6,000	7,631

			12,925

INDUSTRIALS 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020		125	151

Total Preferred Securities (Cost $13,141)			13,076

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (f) 0.6%			6,331

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
0.193% due 01/14/2016 (k)		$1,566	1,566

Total Short-Term Instruments (Cost $7,897)			7,897

Total Investments in Securities (Cost $1,459,347)			1,453,353

	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III	1,101,054	10,872

Total Short-Term Instruments (Cost $10,907)		10,872

Total Investments in Affiliates (Cost $10,907)		10,872

Total Investments 138.1% (Cost $1,470,254)		$1,464,225
Financial Derivative Instruments (h)(j) 3.0% (Cost or Premiums, net $(1,626))		32,262
Other Assets and Liabilities, net (41.1%)		(436,374)

Net Assets 100.0%		$1,060,113

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hellenic Republic	3.930%	03/30/2016		$1,066	$1,058	0.10%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$6,331	Fannie Mae 2.170% due 10/17/2022	$(6,458)	$6,331	$6,331

Total Repurchase Agreements						$(6,458)	$6,331	$6,331

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.450%	11/06/2015	02/05/2016	$(14,884)	$(14,895)
	0.450	11/09/2015	02/05/2016	(4,050)	(4,053)
BOS	0.700	11/27/2015	01/08/2016	(24,811)	(24,829)
BSN	0.420	11/04/2015	01/05/2016	(5,684)	(5,688)
	0.500	11/10/2015	01/12/2016	(9,708)	(9,715)
JPS	0.450	11/24/2015	01/25/2016	(3,092)	(3,094)

Total Reverse Repurchase Agreements					$(62,274)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
TDM	0.729%	12/02/2015	01/06/2016	CAD	(18,998)	$(13,744)
	0.749	12/02/2015	01/06/2016		(10,113)	(7,317)

Total Sale-Buyback Transactions						$(21,061)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(136,164) at a weighted average interest rate of 0.275%.
(3)	Payable for sale-buyback transactions includes $8 of deferred price drop.

(g)	Securities with an aggregate market value of $82,974 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$109.000	02/19/2016	1,500	$13	$11
Put - CBOT U.S. Treasury 5-Year Note March Futures	110.500	02/19/2016	494	4	4
Put - CBOT U.S. Treasury 5-Year Note March Futures	111.000	02/19/2016	51	0	0
Call - CBOT U.S. Treasury 10-Year Note March Futures	142.000	02/19/2016	205	2	3

				$19	$18

Total Purchased Options				$19	$18

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor March Futures	Long	03/2016	158	$2	$0	$(2)
90-Day Eurodollar December Futures	Short	12/2017	278	(236)	0	(14)
90-Day Eurodollar March Futures	Short	03/2017	909	(684)	0	(34)
90-Day Eurodollar March Futures	Short	03/2018	554	(468)	0	(35)
90-Day Eurodollar September Futures	Short	09/2016	928	186	0	(23)
Canada Government 10-Year Bond March Futures	Short	03/2016	108	(219)	4	(14)
Euro-Bobl March Futures	Long	03/2016	220	(50)	10	0
Euro-Schatz March Futures	Long	03/2016	104	3	2	0
Put Options Strike @ EUR 126.250 on Euro-Bobl 10-Year Bond March Futures	Long	02/2016	28	0	0	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	2,147	(580)	302	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	1,153	344	0	(342)
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	104	152	0	(52)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2016	163	27	9	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	551	(271)	30	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	358	(30)	20	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	52	21	4	(1)
United Kingdom Long Gilt March Futures	Short	03/2016	2	1	2	(1)

Total Futures Contracts				$(1,802)	$383	$(518)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016		$25,500	$(56)	$(28)	$0	$(2)
Receive	3-Month CAD-Bank Bill	2.700	12/19/2024	CAD	10,500	(626)	96	0	(12)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		$1,100	(19)	(13)	0	(1)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		51,200	(753)	(976)	0	(93)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		45,900	(978)	(1,205)	0	(146)
Receive	3-Month USD-LIBOR	2.350	08/05/2025		13,800	(325)	(248)	0	(46)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		11,900	(366)	(305)	0	(49)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		18,300	58	117	0	(75)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		115,400	(2,338)	(9,425)	0	(976)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		3,300	115	30	0	(27)
Receive	6-Month GBP-LIBOR	1.880	10/05/2017	GBP	19,300	(499)	(25)	5	0
Receive	6-Month GBP-LIBOR	1.500	12/16/2017		9,800	(123)	(101)	3	0
Receive	6-Month GBP-LIBOR	1.500	03/16/2018		54,800	(508)	(211)	28	0
Receive	6-Month GBP-LIBOR	1.000	06/15/2018		11,400	98	58	6	0
Receive	6-Month GBP-LIBOR	1.500	09/21/2018		4,300	(11)	(4)	3	0
Receive	6-Month GBP-LIBOR	1.250	09/21/2018		8,800	42	12	5	0
Receive	28-Day MXN-TIIE	3.610	03/14/2016	MXN	2,154,000	(19)	(19)	0	(3)
Pay	28-Day MXN-TIIE	4.060	08/24/2016		1,078,400	139	22	19	0
Pay	28-Day MXN-TIIE	4.388	07/28/2017		96,300	18	18	5	0
Pay	28-Day MXN-TIIE	5.700	01/18/2019		75,000	111	(35)	9	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		105,200	71	20	9	0
Pay	28-Day MXN-TIIE	5.535	06/11/2020		44,500	24	(7)	4	0
Pay	28-Day MXN-TIIE	6.960	07/27/2020		120,000	469	(7)	11	0
Pay	28-Day MXN-TIIE	5.495	09/22/2020		92,500	14	14	7	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		200,600	82	(6)	18	0
Pay	28-Day MXN-TIIE	5.608	10/08/2021		61,700	(21)	11	5	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		320,500	(327)	(260)	29	0
Pay	28-Day MXN-TIIE	5.795	12/10/2021		8,700	1	(1)	1	0
Pay	28-Day MXN-TIIE	6.000	06/07/2022		95,700	33	(32)	11	0
Receive	28-Day MXN-TIIE	5.940	07/13/2022		94,700	(16)	27	0	(11)
Receive	28-Day MXN-TIIE	5.910	09/22/2022		31,100	4	13	0	(4)
Pay	28-Day MXN-TIIE	5.780	10/06/2022		12,200	(7)	0	1	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		92,400	97	30	13	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		3,500	1	1	0	0

						$(5,615)	$(12,439)	$192	$(1,445)

Total Swap Agreements						$(5,615)	$(12,439)	$192	$(1,445)

(i)	Securities with an aggregate market value of $17,010 and cash of $1,559 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2016	MYR	6,271		$1,463	$10	$0
	09/2016	CNH	13,590		2,065	49	0
BOA	01/2016	BRL	9,738		2,494	32	0
	01/2016	KRW	956,384		843	30	0
	01/2016		$2,511	BRL	9,738	0	(50)
	01/2016		28,913	CAD	40,155	107	0
	01/2016		2,225	TRY	6,541	8	0
	02/2016	CAD	40,155		$28,916	0	(105)
	02/2016	EUR	18,910		20,469	0	(100)
	02/2016	MYR	6,937		1,617	11	0
	02/2016	SGD	2,058		1,444	0	(5)
	02/2016	THB	54,557		1,520	6	0
	02/2016		$1,068	ILS	4,137	0	(4)
	03/2016		1,344	MXN	23,122	0	(9)
	06/2016	EUR	37,800		$51,753	10,481	0
	06/2016		$2,210	EUR	1,636	0	(423)
BPS	01/2016	BRL	29,000		$11,264	3,934	0
	01/2016		$7,505	BRL	29,000	0	(175)
	02/2016	TWD	20,730		$639	10	0
	02/2016		$2,462	ILS	9,548	0	(6)
	03/2016	MXN	15,419		$902	12	0
	01/2018	BRL	121		35	11	0
BRC	01/2016		856		219	3	0
	01/2016	THB	58,766		1,627	0	(6)
	01/2016		$214	BRL	856	2	0
	01/2016		1,761	RUB	115,737	0	(179)
	01/2016		863	TRY	2,526	0	(1)
	02/2016	TWD	60,868		$1,850	5	0
	02/2016		$906	ILS	3,517	0	(1)
	03/2016		1,138	MXN	19,644	0	(3)
	06/2016	EUR	7,100		$9,763	2,008	0
CBK	01/2016	BRL	2,320		594	8	0
	01/2016	CNH	8,879		1,353	6	0
	01/2016	INR	134,038		2,018	0	(2)
	01/2016	JPY	102,700		846	0	(8)
	01/2016	KRW	223,626		195	5	0
	01/2016	MYR	6,155		1,426	7	(7)
	01/2016		$613	BRL	2,320	0	(27)
	01/2016		1,534	JPY	189,100	40	0
	01/2016		623	PHP	29,132	0	(2)
	02/2016	EUR	3,379		$3,687	13	(2)
	02/2016		$7,662	CAD	10,204	0	(287)
	02/2016		95,770	EUR	89,347	1,431	(15)
	02/2016		5,349	JPY	657,300	123	0
	03/2016	MXN	37,696		$2,154	0	(23)
	05/2016		$1,543	MYR	6,643	0	(10)
DUB	01/2016	BRL	67,818		$18,103	961	0
	01/2016	KRW	1,559,904		1,334	8	0
	01/2016	MYR	17,056		3,921	0	(32)
	01/2016		$17,535	BRL	67,818	0	(393)
	01/2016		2,716	KRW	3,174,295	0	(16)
	01/2016		3,136	MYR	13,557	15	(7)
	02/2016	EUR	1,800		$2,422	465	0
	02/2016	TWD	29,687		908	8	0
	02/2016		$1,846	BRL	7,292	0	(21)
	02/2016		828	TWD	27,068	0	(7)
	05/2016		559	MYR	2,385	0	(9)
	06/2016	EUR	3,913		$5,358	1,086	0
	06/2016		$4,602	EUR	3,405	0	(885)
FBF	04/2016	BRL	14,312		$3,442	0	(67)
GLM	01/2016		24,072		6,203	118	0
	01/2016	JPY	8,179,035		66,759	0	(1,289)
	01/2016	PHP	41,844		888	0	(2)
	01/2016	RUB	64,726		904	19	0
	01/2016	TWD	24,412		742	2	0
	01/2016		$6,077	BRL	24,072	17	(9)
	01/2016		26,456	JPY	3,236,700	473	0
	01/2016		1,603	KRW	1,870,500	0	(13)
	01/2016		3,340	TRY	9,757	0	(10)
	02/2016	EUR	4,445		$4,843	8	0
	02/2016	SGD	1,991		1,417	15	0
	02/2016	THB	29,996		830	0	(3)
	02/2016	TWD	28,039		856	6	0
	02/2016		$884	ILS	3,416	0	(6)
	03/2016	MXN	6,477		$375	1	0
	03/2016		$587	MXN	10,170	0	0
	03/2016		1,166	RUB	86,033	0	(10)
HUS	01/2016	BRL	3,967		$992	0	(10)
	01/2016	KRW	1,173,484		1,031	33	0
	01/2016	TWD	25,783		785	3	0
	01/2016		$1,016	BRL	3,967	0	(13)
	01/2016		288	KRW	333,936	0	(4)
	01/2016		1,877	TRY	5,480	0	(7)
	02/2016	THB	53,510		$1,478	0	(7)
	02/2016		$982	BRL	3,967	11	0
	05/2016		30	MYR	127	0	(1)
	10/2016	CNH	19,197		$2,925	82	0
	12/2016		18,837		2,835	55	0
JPM	01/2016	BRL	16,650		4,758	549	0
	01/2016	CAD	40,155		30,135	1,115	0
	01/2016	KRW	4,352,809		3,773	71	0
	01/2016	MYR	7,552		1,815	65	0
	01/2016	RUB	402,103		5,587	91	0
	01/2016	TRY	27,101		9,112	0	(138)
	01/2016	TWD	56,177		1,707	3	0
	01/2016		$4,402	BRL	16,650	0	(193)
	01/2016		14,355	GBP	9,673	0	(95)
	01/2016		5,984	KRW	6,981,415	0	(47)
	01/2016		912	TRY	2,678	2	0
	02/2016	CHF	6,073		$6,078	9	(4)
	02/2016	EUR	15,644		16,962	12	(67)
	02/2016	GBP	9,673		14,355	94	0
	02/2016	JPY	269,600		2,189	0	(56)
	02/2016	MYR	1,836		430	5	0
	02/2016	SGD	3,122		2,210	12	0
	02/2016		$2,981	CHF	3,039	58	0
	02/2016		3,526	EUR	3,208	0	(36)
	02/2016		13,050	ILS	50,749	2	0
	03/2016		1,206	MXN	20,603	0	(17)
	04/2016		5,456	RUB	402,103	0	(92)
	09/2016	CNH	2,821		$430	12	0
	01/2018		$35	BRL	121	0	(11)
MSB	01/2016	BRL	32,232		$8,254	107	0
	01/2016	GBP	9,673		14,583	323	0
	01/2016	JPY	743,600		6,130	0	(56)
	01/2016		$8,103	BRL	32,232	56	(12)
	01/2016		43,592	JPY	5,278,135	321	0
	02/2016	GBP	540		$814	17	0
	02/2016	JPY	5,278,135		43,617	0	(322)
	02/2016	TWD	6,849		209	1	0
	02/2016		$1,413	CHF	1,403	0	(10)
	02/2016		430	ILS	1,664	0	(2)
	03/2016		5,018	RUB	340,756	0	(439)
	06/2016	EUR	9,970		$13,712	2,827	0
	12/2016	CNH	21,303		3,202	58	0
NAB	06/2016	EUR	21,691		29,783	6,097	0
	07/2016		15,585		21,143	4,100	0
NGF	01/2016	THB	43,128		1,195	0	(3)
	01/2016		$456	KRW	529,872	0	(5)
	03/2016	MXN	395,006		$22,659	0	(148)
RYL	01/2016	BRL	3,967		1,016	13	0
	01/2016	KRW	1,389,679		1,212	30	0
	01/2016		$982	BRL	3,967	21	0
	02/2016		503	ILS	1,959	1	0
SCX	01/2016	KRW	3,867,339		$3,310	21	0
	01/2016	MYR	15,696		3,640	23	(20)
	01/2016		$21,849	CAD	29,200	0	(746)
	01/2016		1,310	CNH	8,600	0	(6)
	01/2016		2,687	MYR	11,332	0	(61)
	02/2016	THB	33,049		$916	0	(1)
	02/2016		$2,046	EUR	1,927	50	0
	02/2016		1,378	GBP	911	0	(35)
	09/2016	CNH	42,060		$6,378	141	0
	10/2016		10,246		1,567	50	0
SOG	01/2016	RUB	95,440		1,341	36	0
	01/2016		$6,766	RUB	446,531	0	(663)
	02/2016	ILS	89,823		$23,214	111	0
	02/2016	SGD	1,919		1,355	4	0
	02/2016		$3,080	ILS	11,911	0	(16)
TDM	01/2016	BRL	572		$147	2	0
	01/2016		$146	BRL	572	0	(1)
UAG	01/2016	BRL	31,000		$11,967	4,131	0
	01/2016	JPY	425,900		3,470	0	(74)
	01/2016	MYR	26,063		6,074	52	(20)
	01/2016		$7,939	BRL	31,000	0	(103)
	01/2016		2,119	INR	140,077	0	(8)
	01/2016		6,119	JPY	747,300	98	0
	01/2016		1,909	MYR	8,069	0	(40)
	01/2016		279	PHP	13,181	1	0
	02/2016		957	CHF	975	18	0
	02/2016		11,919	JPY	1,457,900	220	0
	02/2016		749	THB	26,916	0	(2)
	03/2016	MXN	25,480		$1,481	10	0
	03/2016		$2,250	MXN	38,899	0	(4)
	09/2016	CNH	21,564		$3,276	78	0

Total Forward Foreign Currency Contracts						$42,856	$(7,824)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100%	01/29/2016	$63,000	$238	$14
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	1,800	176	162
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	14,600	207	136
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	45,000	75	1
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/29/2016	7,400	67	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/29/2016	7,400	115	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/12/2016	6,200	198	44
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/23/2016	14,500	410	113
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	3,800	258	223

							$1,744	$696

Total Purchased Options							$1,744	$696

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD		$1.082	01/15/2016	EUR	8,600	$(54)	$(45)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$900	(50)	(6)
CBK	Put - OTC EUR versus USD		$1.078	01/22/2016	EUR	3,500	(25)	(21)
	Call - OTC USD versus RUB	RUB	71.500	02/24/2016		$900	(18)	(38)
	Call - OTC USD versus RUB		72.500	02/24/2016		900	(17)	(31)
DUB	Call - OTC USD versus BRL	BRL	4.550	03/17/2016		3,500	(88)	(40)
FBF	Call - OTC USD versus BRL		4.600	03/14/2016		5,300	(150)	(50)
GLM	Call - OTC USD versus BRL		4.450	01/14/2016		6,400	(132)	(3)
	Call - OTC USD versus MXN	MXN	17.400	02/05/2016		3,800	(37)	(40)
	Call - OTC USD versus MXN		17.650	03/08/2016		3,800	(43)	(45)
HUS	Call - OTC USD versus MXN		18.100	03/11/2016		1,700	(18)	(12)
	Call - OTC USD versus RUB	RUB	70.000	01/19/2016		500	(7)	(20)
	Call - OTC USD versus RUB		87.000	12/08/2016		2,400	(103)	(123)
MSB	Call - OTC USD versus RUB		70.000	02/02/2016		1,700	(30)	(78)
SCX	Call - OTC USD versus CNH	CNH	6.850	06/01/2016		4,100	(38)	(47)
SOG	Call - OTC USD versus RUB	RUB	74.000	03/09/2016		1,300	(24)	(40)

							$(834)	$(639)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$6,500	$(55)	$(4)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	15,700	(140)	(9)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,400	(83)	(4)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,300	(17)	(1)

						$(295)	$(18)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.730%	01/29/2016	$63,000	$(90)	$0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.915	01/29/2016	63,000	(154)	0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900	02/16/2016	14,600	(59)	(38)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	7,800	(174)	(139)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	14,600	(76)	(35)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	14,600	(132)	(74)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.500	01/19/2016	29,900	(18)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016	15,100	(9)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.650	01/19/2016	29,900	(33)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016	15,100	(15)	0
	Put - OTC 2-Year Interest Rate Swap (Effective 05/16/2018)	3-Month USD-LIBOR	Pay	2.500	05/12/2016	58,900	(199)	(34)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/25/2018)	3-Month USD-LIBOR	Pay	2.500	05/23/2016	137,000	(428)	(89)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2016	7,400	(28)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	01/29/2016	7,400	(43)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900	02/16/2016	52,400	(216)	(136)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	16,800	(260)	(181)

							$(1,934)	$(726)

Total Written Options							$(3,063)	$(1,383)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	03/20/2019	1.273%		$2,500	$13	$(33)	$0	$(20)
BPS	Petrobras International Finance Co.	1.000	12/20/2019	9.956		1,400	(140)	(245)	0	(385)
CBK	Brazil Government International Bond	1.000	06/20/2016	1.387		14,800	(29)	7	0	(22)
	Mexico Government International Bond	1.000	09/20/2020	1.639		900	(23)	(2)	0	(25)
DUB	Berkshire Hathaway, Inc.	1.000	06/20/2017	0.266		4,100	93	(47)	46	0
	Brazil Government International Bond	1.000	06/20/2016	1.387		10,300	(20)	5	0	(15)
	Export-Import Bank of China	1.000	06/20/2017	0.506		400	(17)	20	3	0
FBF	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.847		900	(3)	10	7	0
	Tesco PLC	1.000	12/20/2020	2.886	EUR	2,000	(193)	6	0	(187)
GST	Morgan Stanley	1.000	12/20/2020	0.847		$2,200	(8)	25	17	0
JPM	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.847		700	(3)	8	5	0
	Mexico Government International Bond	1.000	09/20/2020	1.639		1,500	(41)	(1)	0	(42)
MYC	Mexico Government International Bond	1.000	03/20/2019	1.273		15,000	80	(202)	0	(122)

							$(291)	$(449)	$78	$(818)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$1,061	$0	$10	$10	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	2,218	0	22	22	0
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	5,072	(35)	15	0	(20)

					$(35)	$47	$32	$(20)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (h) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	0.415%	09/23/2016	$5,400	$0	$15	$15	$0

Total Swap Agreements						$(326)	$(387)	$125	$(838)

(k)	Securities with an aggregate market value of $2,118 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,597	$1,058	$4,655
Corporate Bonds & Notes
Banking & Finance	0	196,745	2,487	199,232
Industrials	0	48,295	233	48,528
Utilities	0	37,730	0	37,730
Municipal Bonds & Notes
California	0	32,835	0	32,835
Georgia	0	951	0	951
Illinois	0	3,352	0	3,352
Massachusetts	0	1,859	0	1,859
Nebraska	0	2,864	0	2,864
Nevada	0	1,115	0	1,115
New York	0	5,075	0	5,075
U.S. Government Agencies	0	425,204	0	425,204
U.S. Treasury Obligations	0	475,642	0	475,642
Non-Agency Mortgage-Backed Securities	0	76,438	778	77,216
Asset-Backed Securities	0	49,239	0	49,239
Sovereign Issues	0	66,883	0	66,883
Preferred Securities
Banking & Finance	2,825	10,100	0	12,925
Industrials	0	151	0	151
Short-Term Instruments
Repurchase Agreements	0	6,331	0	6,331
U.S. Treasury Bills	0	1,566	0	1,566
	$2,825	$1,445,972	$4,556	$1,453,353

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	10,872	0	0	10,872
Total Investments	$13,697	$1,445,972	$4,556	$1,464,225

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	387	206	0	593
Over the counter	0	43,677	0	43,677
	$387	$43,883	$0	$44,270

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(518)	(1,445)	0	(1,963)
Over the counter	0	(10,045)	0	(10,045)

	$(518)	$(11,490)	$0	$(12,008)

Totals	$13,566	$1,478,365	$4,556	$1,496,487

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund IV

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 135.7%
BANK LOAN OBLIGATIONS 0.3%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$4,500	$4,452

Total Bank Loan Obligations (Cost $4,455)			4,452

CORPORATE BONDS & NOTES 37.8%
BANKING & FINANCE 20.6%
ABN AMRO Bank NV
2.450% due 06/04/2020		12,800	12,711
AIA Group Ltd.
3.125% due 03/13/2023		3,000	2,924
American Express Credit Corp.
2.600% due 09/14/2020		4,200	4,215
Banco de Credito e Inversiones
3.000% due 09/13/2017		500	503
Banco Santander Brasil S.A.
4.250% due 01/14/2016		2,900	2,897
Banco Santander Chile
1.221% due 04/11/2017		2,200	2,175
3.875% due 09/20/2022		1,700	1,697
Bank of America Corp.
0.570% due 05/23/2017	EUR	2,600	2,821
1.272% due 09/15/2026		$400	345
5.750% due 12/01/2017		1,600	1,712
6.000% due 09/01/2017		5,600	5,962
6.400% due 08/28/2017		9,800	10,502
6.875% due 04/25/2018		3,400	3,753
Bank of America N.A.
6.000% due 10/15/2036		600	715
Barclays Bank PLC
10.179% due 06/12/2021		3,900	5,061
14.000% due 06/15/2019 (e)	GBP	4,300	8,211
BBVA Bancomer S.A.
7.250% due 04/22/2020		$1,000	1,067
Caixa Economica Federal
2.375% due 11/06/2017		500	461
4.250% due 05/13/2019		200	178
Charles Schwab Corp.
3.450% due 02/13/2026		3,400	3,462
Citigroup, Inc.
0.849% due 05/01/2017		12,700	12,646
Citizens Bank N.A.
1.600% due 12/04/2017		4,000	3,964
Commonwealth Bank of Australia
1.750% due 11/02/2018		2,700	2,683
Credit Agricole S.A.
1.047% due 06/12/2017		800	798
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		2,800	2,710
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (e)		4,250	4,229
Dexia Credit Local S.A.
1.875% due 01/29/2020		11,400	11,224
Fidelity National Financial, Inc.
5.500% due 09/01/2022		1,000	1,063
Fifth Third Bancorp
0.990% due 12/20/2016		1,200	1,196
Ford Motor Credit Co. LLC
1.095% due 01/17/2017		5,900	5,856
3.200% due 01/15/2021		2,700	2,685
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,900	1,906
3.150% due 01/15/2020		500	496
3.200% due 07/13/2020		4,000	3,943
Goldman Sachs Group, Inc.
1.048% due 05/22/2017		8,500	8,491
1.061% due 06/04/2017		600	599
1.476% due 04/23/2020		11,000	11,028
6.000% due 06/15/2020		5,940	6,722
7.500% due 02/15/2019		1,400	1,603
HBOS PLC
1.152% due 09/06/2017		4,300	4,281
HSBC Holdings PLC
6.500% due 05/02/2036		12,100	14,477

ICICI Bank Ltd.
5.750% due 11/16/2020		2,300	2,553
ING Bank NV
2.625% due 12/05/2022		4,200	4,137
Intercontinental Exchange, Inc.
2.750% due 12/01/2020		5,200	5,204
International Lease Finance Corp.
6.750% due 09/01/2016		2,600	2,675
JPMorgan Chase & Co.
5.300% due 05/01/2020 (e)		4,200	4,195
6.300% due 04/23/2019		6,900	7,742
KEB Hana Bank
3.125% due 06/26/2017		1,200	1,219
LeasePlan Corp. NV
2.875% due 01/22/2019		3,400	3,359
Lloyds Bank PLC
3.500% due 05/14/2025		4,200	4,223
5.125% due 03/07/2025	GBP	2,000	3,545
12.000% due 12/16/2024 (e)		$6,400	9,132
MetLife, Inc.
5.250% due 06/15/2020 (e)		4,200	4,284
Morgan Stanley
7.300% due 05/13/2019		3,300	3,795
MUFG Americas Holdings Corp.
2.250% due 02/10/2020		4,400	4,332
Prologis LP
3.750% due 11/01/2025		2,900	2,883
Rabobank Group
11.000% due 06/30/2019 (e)		7,900	9,782
Rio Oil Finance Trust
9.250% due 07/06/2024		1,000	741
9.750% due 01/06/2027		4,400	3,239
Royal Bank of Canada
2.100% due 10/14/2020		6,900	6,793
Royal Bank of Scotland PLC
4.350% due 01/23/2017	EUR	2,000	2,254
UBS AG
0.974% due 06/01/2017		$2,300	2,296
1.264% due 06/01/2020		800	798
Wells Fargo & Co.
3.000% due 02/19/2025		5,200	5,064
3.300% due 09/09/2024		4,500	4,482
7.980% due 03/15/2018 (e)		7,100	7,384

			280,083

INDUSTRIALS 11.1%
Actavis Funding SCS
3.000% due 03/12/2020		7,100	7,112
3.450% due 03/15/2022		5,300	5,316
Air Canada Pass-Through Trust
5.375% due 11/15/2022		931	939
Alibaba Group Holding Ltd.
2.500% due 11/28/2019		7,800	7,630
3.600% due 11/28/2024		1,000	959
Apple, Inc.
2.150% due 02/09/2022		11,000	10,690
2.850% due 05/06/2021		500	513
ConAgra Foods, Inc.
0.687% due 07/21/2016		2,400	2,396
Crown Castle Towers LLC
3.222% due 05/15/2042		4,400	4,347
3.663% due 05/15/2045		6,500	6,316
Flextronics International Ltd.
4.750% due 06/15/2025		4,300	4,198
Home Depot, Inc.
2.625% due 06/01/2022		8,500	8,500
Kinder Morgan, Inc.
3.050% due 12/01/2019		7,500	6,950
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		4,200	3,948
Lockheed Martin Corp.
2.500% due 11/23/2020		1,500	1,496
3.550% due 01/15/2026		2,400	2,417
McGraw Hill Financial, Inc.
2.500% due 08/15/2018		1,400	1,410
Medtronic, Inc.
3.500% due 03/15/2025		4,490	4,548
Merck & Co., Inc.
2.350% due 02/10/2022		5,900	5,798
2.750% due 02/10/2025		5,600	5,459
Nissan Motor Acceptance Corp.
2.650% due 09/26/2018		4,800	4,864
Philip Morris International, Inc.
3.250% due 11/10/2024		4,300	4,331

President and Fellows of Harvard College
6.500% due 01/15/2039	5,600	7,742
Reynolds American, Inc.
3.250% due 06/12/2020	5,200	5,291
5.700% due 08/15/2035	4,300	4,725
SABMiller Holdings, Inc.
2.450% due 01/15/2017	3,600	3,628
Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	2,650	2,613
Starbucks Corp.
4.300% due 06/15/2045	4,100	4,263
Telefonica Emisiones S.A.U.
1.243% due 06/23/2017	4,800	4,774
Tencent Holdings Ltd.
2.875% due 02/11/2020	8,300	8,255
Williams Partners LP
4.300% due 03/04/2024	2,000	1,588
Wynn Las Vegas LLC
5.500% due 03/01/2025	8,200	7,339

		150,355

UTILITIES 6.1%
AT&T, Inc.
3.400% due 05/15/2025	3,900	3,756
BP Capital Markets PLC
2.521% due 01/15/2020	3,500	3,491
3.506% due 03/17/2025	5,690	5,520
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	8,300	8,122
Entergy Arkansas, Inc.
3.050% due 06/01/2023	3,000	2,953
Exelon Corp.
2.850% due 06/15/2020	4,300	4,282
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,900	1,917
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,300	2,333
3.000% due 09/19/2022	2,300	2,294
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	2,368	876
Odebrecht Offshore Drilling Finance Ltd.
6.750% due 10/01/2023 (f)	2,410	578
Petrobras Global Finance BV
1.990% due 05/20/2016	2,500	2,444
2.000% due 05/20/2016	300	296
2.461% due 01/15/2019	1,300	991
3.250% due 03/17/2017	2,000	1,855
3.406% due 03/17/2020	100	71
3.500% due 02/06/2017	1,000	937
3.875% due 01/27/2016	4,100	4,089
4.375% due 05/20/2023	2,800	1,855
6.250% due 03/17/2024	600	432
6.850% due 06/05/2049	3,500	2,284
7.875% due 03/15/2019	2,500	2,219
Plains All American Pipeline LP
3.850% due 10/15/2023	1,161	979
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	525	561
Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020	9,200	9,069
State Grid Overseas Investment Ltd.
3.125% due 05/22/2023	5,200	5,107
Verizon Communications, Inc.
0.877% due 06/09/2017	6,500	6,475
2.252% due 09/14/2018	5,700	5,840
3.650% due 09/14/2018	1,500	1,570

		83,196

Total Corporate Bonds & Notes (Cost $523,145)		513,634

MUNICIPAL BONDS & NOTES 3.6%
CALIFORNIA 1.9%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	3,300	4,537
6.918% due 04/01/2040	1,200	1,585
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	3,500	4,888
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	2,700	3,541
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	4,500	6,302

Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	3,700	4,312

		25,165

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	4,000	4,231

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	700	835

NEW YORK 0.9%
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.500% due 03/15/2030	600	706
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	6,500	6,995
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	4,200	4,041

		11,742

TEXAS 0.4%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,500	5,800

VIRGINIA 0.0%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	599

Total Municipal Bonds & Notes (Cost $44,192)		48,372

U.S. GOVERNMENT AGENCIES 38.8%
Fannie Mae
0.972% due 06/25/2041	8	8
2.310% due 08/01/2022	100	99
2.935% due 11/01/2021	10,854	11,170
3.000% due 06/01/2029	145	150
3.500% due 10/25/2041	17,661	17,808
3.728% due 02/25/2033	6,409	6,391
4.500% due 02/01/2031 - 08/01/2042	2,713	2,939
5.000% due 08/01/2040	42	46
5.500% due 11/01/2032 - 12/01/2036	317	356
Fannie Mae, TBA
3.000% due 01/01/2031 - 02/01/2046	46,000	45,960
3.500% due 02/01/2046	99,000	101,903
4.000% due 01/01/2046 - 02/01/2046	202,650	214,106
4.500% due 01/01/2046 - 02/01/2046	63,000	67,983
5.500% due 01/01/2046	7,000	7,804
Freddie Mac
5.000% due 03/01/2024 - 12/01/2038	2,096	2,290
5.500% due 04/01/2038	521	579
Freddie Mac, TBA
3.500% due 01/01/2046	11,000	11,321
4.000% due 02/01/2046	6,000	6,325
Ginnie Mae
0.000% due 11/20/2039 (a)(c)	3,500	2,621
5.000% due 05/15/2038	4	4
Ginnie Mae, TBA
3.000% due 01/01/2046	2,000	2,024
3.500% due 01/01/2046 - 02/01/2046	12,000	12,492
4.000% due 01/01/2046	11,000	11,677
5.000% due 01/01/2046	1,000	1,096

Total U.S. Government Agencies (Cost $526,375)		527,152

U.S. TREASURY OBLIGATIONS 32.3%
U.S. Treasury Bonds
2.500% due 05/15/2024 (j)	2,500	2,555
2.500% due 02/15/2045	30,600	27,408
2.750% due 08/15/2042	9,200	8,778
2.750% due 11/15/2042	15,100	14,372
2.875% due 05/15/2043	4,000	3,893
2.875% due 08/15/2045	25,300	24,530
3.000% due 05/15/2042	14,700	14,765
3.000% due 11/15/2044	12,900	12,832
3.000% due 11/15/2045	4,900	4,877
3.125% due 02/15/2042	5,200	5,360
3.125% due 02/15/2043	2,500	2,558
3.125% due 08/15/2044	26,100	26,629
3.375% due 05/15/2044	13,400	14,357
4.250% due 05/15/2039	5,300	6,537

4.375% due 11/15/2039		7,500	9,416
4.375% due 05/15/2040		3,000	3,769
4.500% due 08/15/2039		7,100	9,073
4.625% due 02/15/2040		1,700	2,211
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2020 (j)		5,687	5,614
0.125% due 01/15/2022		35,933	34,819
0.125% due 07/15/2022		26,266	25,464
0.250% due 01/15/2025 (j)		4,618	4,405
0.375% due 07/15/2023 (j)		1,226	1,197
0.375% due 07/15/2025		10,630	10,282
0.625% due 07/15/2021 (j)		27,327	27,504
0.750% due 02/15/2042		1,052	923
0.750% due 02/15/2045		6,261	5,450
1.250% due 07/15/2020 (j)		2,617	2,722
1.375% due 02/15/2044		102	104
1.750% due 01/15/2028		25,495	27,839
2.000% due 01/15/2026		16,654	18,493
2.375% due 01/15/2025 (j)		19,176	21,789
2.375% due 01/15/2027		17,099	19,755
2.500% due 01/15/2029		25,697	30,428
3.875% due 04/15/2029		2,025	2,750
U.S. Treasury Notes
1.750% due 09/30/2022 (j)		4,000	3,921
2.000% due 08/31/2021		300	301
2.750% due 02/15/2024 (j)		1,500	1,563

Total U.S. Treasury Obligations (Cost $455,402)			439,243

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.2%
Adjustable Rate Mortgage Trust
0.672% due 10/25/2035		3,890	3,632
Aire Valley Mortgages PLC
0.167% due 09/20/2066	EUR	2,214	2,331
Alba PLC
0.712% due 11/21/2037	GBP	2,779	3,722
0.755% due 03/17/2039		5,266	7,021
1.754% due 04/24/2049		4,870	7,108
BAMLL Commercial Mortgage Securities Trust
1.551% due 01/15/2028		$8,200	8,136
Banc of America Funding Trust
2.754% due 05/25/2035		4,215	4,302
Banc of America Mortgage Trust
6.500% due 10/25/2031		15	16
BCAP LLC Trust
0.335% due 09/26/2035		1,784	1,770
0.351% due 06/26/2037		1,808	1,771
Bear Stearns Adjustable Rate Mortgage Trust
2.429% due 02/25/2033		42	42
2.480% due 08/25/2035		187	188
Chase Mortgage Finance Trust
2.632% due 02/25/2037		87	84
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.652% due 10/25/2035		2,990	2,778
Citigroup Mortgage Loan Trust, Inc.
2.383% due 09/25/2037		4,600	4,426
Countrywide Home Loan Mortgage Pass-Through Trust
2.621% due 11/19/2033		412	406
Credit Suisse First Boston Mortgage Securities Corp.
2.605% due 09/25/2033		13	14
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		6,005	4,711
Deco - Bonn Ltd.
1.242% due 11/07/2024	EUR	4,871	5,305
Eurohome UK Mortgages PLC
0.733% due 06/15/2044	GBP	4,103	5,637
Eurosail PLC
1.535% due 06/13/2045		5,200	7,206
Great Hall Mortgages PLC
0.663% due 06/18/2039		$3,725	3,513
GS Mortgage Securities Trust
3.206% due 02/10/2048		2,100	2,109
GSR Mortgage Loan Trust
2.806% due 09/25/2035		6,497	6,663
2.970% due 01/25/2035		2,029	1,953
HomeBanc Mortgage Trust
0.672% due 03/25/2035		1,519	1,314
Impac CMB Trust
1.202% due 10/25/2034		7,184	6,787
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048		4,800	4,853
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		249	252
Kensington Mortgage Securities PLC
0.672% due 06/14/2040		2,758	2,504

Leek Finance PLC
0.790% due 12/21/2038		854	894
0.830% due 09/21/2038		256	270
0.865% due 12/21/2037	GBP	162	252
Ludgate Funding PLC
0.763% due 12/01/2060		3,881	5,223
Mansard Mortgages Parent Ltd.
0.759% due 04/15/2047		1,177	1,581
MASTR Adjustable Rate Mortgages Trust
2.772% due 11/21/2034		$3,066	3,144
Merrill Lynch Mortgage Investors Trust
0.672% due 11/25/2035		787	748
1.313% due 01/25/2029		393	372
Money Partners Securities PLC
0.275% due 09/14/2039	EUR	1,951	1,975
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048		$6,000	5,860
3.150% due 03/15/2048		7,000	7,034
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045		7,604	7,818
Morgan Stanley Resecuritization Trust
0.481% due 04/26/2053		936	909
ResLoC UK PLC
0.032% due 12/15/2043	EUR	7,303	7,222
RFTI Issuer Ltd.
2.081% due 08/15/2030		$6,000	5,958
RMAC PLC
0.715% due 06/12/2037	GBP	1,689	2,262
Sequoia Mortgage Trust
0.602% due 07/20/2036		$4,066	3,711
Structured Adjustable Rate Mortgage Loan Trust
2.540% due 09/25/2034		2,756	2,741
2.542% due 09/25/2034		6,275	6,236
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.339% due 01/25/2032		774	745
5.480% due 07/25/2034		3,451	3,634
Thrones PLC
2.082% due 07/20/2044	GBP	3,663	5,399
Trinity Square PLC
1.786% due 07/15/2051		2,300	3,363
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		$558	562
WaMu Mortgage Pass-Through Certificates Trust
0.712% due 10/25/2045		7,936	7,369
Wells Fargo Mortgage-Backed Securities Trust
2.738% due 05/25/2035		3,659	3,741
2.738% due 06/25/2035		4,010	4,103

Total Non-Agency Mortgage-Backed Securities (Cost $199,365)			193,680

ASSET-BACKED SECURITIES 4.8%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.872% due 01/25/2036		3,380	3,175
Auto ABS
0.600% due 09/27/2024	EUR	3,720	4,036
BA Credit Card Trust
0.661% due 06/15/2020		$8,300	8,288
Countrywide Asset-Backed Certificates
0.602% due 06/25/2036		49	49
Dell Equipment Finance Trust
0.530% due 10/24/2016		2,460	2,460
1.313% due 12/22/2017		3,000	3,001
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		32	34
Eagle Ltd.
2.570% due 12/15/2039		1,950	1,934
GSAMP Trust
1.272% due 02/25/2047		5,789	5,666
OneMain Financial Issuance Trust
3.190% due 03/18/2026		8,100	8,060
Option One Mortgage Loan Trust
1.262% due 02/25/2033		1,324	1,241
Option One Mortgage Loan Trust Asset-Backed Certificates
0.862% due 11/25/2035		2,494	2,362
Park Place Securities, Inc.
0.872% due 09/25/2035		2,562	2,551
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.262% due 01/25/2036		2,000	1,922
Residential Asset Securities Corp. Trust
0.692% due 04/25/2036		3,238	3,127
0.872% due 09/25/2035		2,201	2,132
SLM Private Education Loan Trust
1.381% due 06/15/2023		255	255
SLM Student Loan Trust
0.820% due 10/25/2017		155	155

SpringCastle America Funding LLC
2.700% due 05/25/2023		4,671	4,662
Structured Asset Investment Loan Trust
1.322% due 01/25/2035		3,903	3,859
Sunrise SRL
0.396% due 08/27/2031	EUR	1,400	1,521
Wells Fargo Home Equity Asset-Backed Securities Trust
0.672% due 07/25/2036		$5,600	5,314

Total Asset-Backed Securities (Cost $65,770)			65,804

SOVEREIGN ISSUES 3.1%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		300	298
Brazil Letras do Tesouro Nacional 0.000%
due 04/01/2016 (c)	BRL	55,000	13,444
Export-Import Bank of Korea
2.250% due 01/21/2020		$8,700	8,588
Korea Development Bank
3.500% due 08/22/2017		300	308
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	17,228	1,015
4.500% due 11/22/2035 (d)		10,768	685
5.000% due 06/16/2016 (d)		5,976	355
8.000% due 06/11/2020		71,839	4,591
8.500% due 12/13/2018		90,000	5,748
Province of Ontario
1.650% due 09/27/2019		$600	593
3.150% due 06/02/2022 (h)	CAD	1,200	938
4.000% due 10/07/2019		$900	965
4.400% due 04/14/2020		1,600	1,751
Province of Quebec
3.500% due 12/01/2022 (h)	CAD	1,000	798
6.350% due 01/30/2026		$600	751
Slovenia Government International Bond
5.500% due 10/26/2022		1,100	1,232

Total Sovereign Issues (Cost $48,080)			42,060

SHORT-TERM INSTRUMENTS 0.8%
CERTIFICATES OF DEPOSIT 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
1.212% due 05/16/2016		3,000	2,995

REPURCHASE AGREEMENTS (g) 0.5%			7,406

U.S. TREASURY BILLS 0.1%
0.154% due 01/14/2016 - 01/28/2016 (b)(h)(l)		1,719	1,719

Total Short-Term Instruments (Cost $12,125)			12,120

Total Investments in Securities (Cost $1,878,909)			1,846,517

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		293,829	2,901

Total Short-Term Instruments (Cost $2,905)			2,901

Total Investments in Affiliates (Cost $2,905)			2,901

Total Investments 135.9% (Cost $1,881,814)			$1,849,418
Financial Derivative Instruments (i)(k) 1.2% (Cost or Premiums, net $(454))			16,493
Other Assets and Liabilities, net (37.1%)			(505,253)

Net Assets 100.0%			$1,360,658

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$7,406	Fannie Mae 2.170% due 10/17/2022	$(7,555)	$7,406	$7,406

Total Repurchase Agreements						$(7,555)	$7,406	$7,406

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
TDM	0.779%	12/09/2015	01/11/2016	CAD	(2,389)	$(1,729)

Total Sale-Buyback Transactions						$(1,729)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(36,338) at a weighted average interest rate of 0.207%.
(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	01/01/2046	$59,650	$(63,147)	$(63,109)

Total Short Sales				$(63,147)	$(63,109)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $2,107 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor March Futures	Long	03/2016	203	$2	$0	$(3)
Canada Government 10-Year Bond March Futures	Short	03/2016	13	(26)	1	(2)
Euro-Bobl March Futures	Long	03/2016	194	(49)	8	0
Euro-Schatz March Futures	Long	03/2016	132	3	3	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	1,378	(457)	194	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	635	253	0	(188)
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	36	(29)	0	(18)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2016	57	13	3	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	41	12	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	162	59	12	(3)
United Kingdom Long Gilt March Futures	Short	03/2016	6	2	7	(3)

Total Futures Contracts				$(217)	$230	$(217)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	12/15/2025	CAD	12,800	$(382)	$(82)	$0	$(16)
Receive	3-Month USD-LIBOR	1.000	06/16/2017		$38,300	34	132	0	(5)
Receive	3-Month USD-LIBOR	1.500	10/01/2017		161,100	(488)	231	0	(22)
Receive	3-Month USD-LIBOR	1.750	12/14/2017		312,300	(910)	(910)	0	(23)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		75,000	(1,307)	365	0	(84)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		74,200	(1,581)	(1,475)	0	(236)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		4,000	78	111	10	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		9,800	(301)	(399)	0	(41)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		46,300	163	185	0	(187)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		124,700	(2,644)	(7,080)	0	(1,055)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		1,600	55	(5)	0	(13)
Receive	6-Month GBP-LIBOR	1.837	10/06/2017	GBP	10,300	(253)	(33)	3	0
Receive	6-Month GBP-LIBOR	1.500	12/16/2017		110,400	(1,384)	(645)	32	0
Receive	6-Month GBP-LIBOR	1.500	03/16/2018		69,400	(643)	(28)	35	0
Receive	6-Month GBP-LIBOR	1.000	06/15/2018		8,700	75	44	5	0
Receive	6-Month GBP-LIBOR	1.500	09/21/2018		5,400	(13)	(5)	3	0
Receive	6-Month GBP-LIBOR	1.250	09/21/2018		25,500	122	36	16	0
Receive	28-Day MXN-TIIE	3.610	03/14/2016	MXN	2,772,000	(24)	(24)	0	(4)
Pay	28-Day MXN-TIIE	4.060	08/24/2016		682,400	88	23	12	0
Receive	28-Day MXN-TIIE	4.340	09/28/2017		468,900	(31)	(63)	0	(24)
Pay	28-Day MXN-TIIE	5.010	10/10/2019		49,300	(8)	20	5	0
Pay	28-Day MXN-TIIE	6.320	11/12/2019		233,500	81	63	10	0
Pay	28-Day MXN-TIIE	5.270	02/05/2020		81,700	10	50	8	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		152,400	102	29	13	0
Pay	28-Day MXN-TIIE	5.750	06/08/2020		1,000	1	0	0	0
Pay	28-Day MXN-TIIE	5.535	06/11/2020		51,600	27	3	4	0
Pay	28-Day MXN-TIIE	6.960	07/27/2020		120,700	472	(7)	11	0
Pay	28-Day MXN-TIIE	5.495	09/22/2020		92,900	14	14	7	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		68,300	28	33	6	0
Pay	28-Day MXN-TIIE	6.040	09/21/2021		100	0	0	0	0
Pay	28-Day MXN-TIIE	5.877	09/23/2021		412,900	188	188	37	0
Pay	28-Day MXN-TIIE	5.770	09/30/2021		30,200	6	14	3	0
Pay	28-Day MXN-TIIE	5.608	10/08/2021		56,300	(19)	30	5	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		260,600	(266)	(212)	23	0
Pay	28-Day MXN-TIIE	5.850	12/21/2021		2,700	0	1	0	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		3,200	(4)	(7)	0	0
Pay	28-Day MXN-TIIE	6.000	06/07/2022		4,900	2	2	1	0
Receive	28-Day MXN-TIIE	5.940	07/13/2022		40,800	(7)	12	0	(5)
Pay	28-Day MXN-TIIE	5.500	09/02/2022		45,300	(65)	19	5	0
Pay	28-Day MXN-TIIE	5.975	09/16/2022		112,200	13	13	14	0
Pay	28-Day MXN-TIIE	5.910	09/22/2022		63,000	(9)	30	8	0

						$(8,780)	$(9,327)	$276	$(1,715)

Total Swap Agreements						$(8,780)	$(9,327)	$276	$(1,715)

(j)	Securities with an aggregate market value of $18,001 and cash of $2,615 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016		$1,052	TRY	3,081	$0	$0
	02/2016		1,362	ILS	5,276	0	(5)
	03/2016		4,974	MXN	85,584	0	(32)
	06/2016	EUR	14,650		$20,059	4,064	0
	06/2016		$862	EUR	638	0	(165)
BPS	01/2016	BRL	7,403		$1,896	25	0
	01/2016		$1,907	BRL	7,403	0	(36)
	02/2016	TWD	25,331		$781	13	0
	02/2016		$3,270	ILS	12,683	0	(8)
	01/2018	BRL	230		$67	21	0
BRC	01/2016		52,700		13,496	175	0
	01/2016		$13,315	BRL	52,700	6	0
	01/2016		1,096	TRY	3,208	0	(1)
	02/2016	MYR	9,926		$2,330	32	0
	02/2016	TWD	82,529		2,508	7	0
	02/2016		$1,164	ILS	4,519	0	(2)
	03/2016		288	MXN	4,974	0	(1)
	06/2016	EUR	2,837		$3,901	802	0
CBK	01/2016		67,564		73,142	30	(314)
	01/2016	MYR	6,462		1,475	0	(23)
	01/2016		$1,619	CAD	2,200	0	(29)
	01/2016		2,166	INR	143,873	2	0
	02/2016		793	ILS	3,070	0	(3)
	04/2016	BRL	26,000		$7,676	1,301	0
DUB	01/2016		40,503		10,724	486	0
	01/2016	MYR	14,689		3,387	0	(17)
	01/2016		$10,446	BRL	40,503	0	(208)
	01/2016		4,359	MYR	18,847	21	(9)
	02/2016	EUR	2,700		$3,633	697	0
	06/2016		1,476		2,021	409	0
	06/2016		$1,648	EUR	1,219	0	(317)
FBF	03/2016		819	RUB	60,876	0	(1)
GLM	01/2016	BRL	930		$238	3	0
	01/2016	EUR	290		317	2	0
	01/2016	JPY	10,095,400		82,392	0	(1,600)
	01/2016		$237	BRL	930	0	(2)
	01/2016		35,915	EUR	33,617	618	0
	01/2016		33,132	JPY	4,054,400	600	0
	01/2016		361	KRW	418,219	0	(5)
	01/2016		6,178	TRY	18,093	10	(13)
	02/2016	SGD	1,016		$723	8	0
	02/2016		$888	ILS	3,427	0	(7)
	03/2016		3,601	RUB	265,601	0	(32)
	04/2016	BRL	29,000		$8,374	1,263	0
HUS	01/2016	MYR	10,601		2,455	0	(2)
	01/2016		$367	KRW	425,537	0	(5)
	02/2016	THB	62,960		$1,739	0	(8)
	05/2016		$137	MYR	580	0	(3)
	10/2016	CNH	66,440		$10,136	296	0
	12/2016		19,183		2,887	56	0
JPM	01/2016	BRL	42,700		14,334	3,541	0
	01/2016	EUR	1,041		1,140	9	0
	01/2016	MYR	11,751		2,824	101	0
	01/2016	RUB	593,064		8,240	134	0
	01/2016	TRY	27,413		9,217	0	(140)
	01/2016	TWD	72,205		2,194	4	0
	01/2016		$10,935	BRL	42,700	0	(142)
	01/2016		9,642	EUR	8,901	32	0
	01/2016		69,618	GBP	46,913	0	(459)
	01/2016		1,021	TRY	2,998	2	0
	02/2016	CAD	2,335		$1,760	73	0
	02/2016	CHF	3,976		3,982	7	(1)
	02/2016	GBP	48,690		72,288	504	0
	02/2016	MYR	2,357		552	6	0
	02/2016		$3,933	CHF	4,009	76	0
	02/2016		6,182	EUR	5,629	0	(59)
	02/2016		9,692	GBP	6,433	0	(207)
	02/2016		12,376	ILS	48,126	2	0
	02/2016		8,221	JPY	1,011,600	202	0
	03/2016		390	MXN	6,659	0	(6)
	03/2016		490	RUB	36,147	0	(4)
	04/2016		8,046		593,064	0	(136)
	01/2018		67	BRL	230	0	(21)
MSB	01/2016	GBP	46,913		$70,728	1,569	0
	01/2016		$44,894	JPY	5,435,800	331	0
	02/2016	CAD	160		$120	5	0
	02/2016	JPY	5,435,800		44,920	0	(331)
	03/2016		$6,748	RUB	458,254	0	(590)
	06/2016	EUR	3,984		$5,479	1,130	0
	12/2016	CNH	42,992		6,462	117	0
NAB	06/2016	EUR	8,667		11,900	2,436	0
	07/2016		5,762		7,817	1,516	0
NGF	01/2016	THB	56,120		1,555	0	(4)
	03/2016	MXN	340,398		19,526	0	(128)
RYL	02/2016		$646	ILS	2,517	1	0
SCX	01/2016	KRW	3,532,174		$3,023	19	0
	01/2016	MYR	16,426		3,841	38	(7)
	01/2016		$910	MYR	3,884	0	(10)
	02/2016	CAD	145		$109	4	0
	02/2016	SGD	2,896		2,057	18	0
	02/2016	THB	76,959		2,133	0	(3)
	05/2016		$1,529	MYR	6,567	0	(13)
SOG	01/2016		9,024	RUB	593,064	0	(918)
	02/2016	ILS	98,041		$25,338	121	0
	02/2016		$3,791	ILS	14,660	0	(20)
	05/2016		1,045	MYR	4,494	0	(8)
UAG	01/2016	BRL	10,000		$3,860	1,333	0
	01/2016	INR	131,245		1,975	0	(3)
	01/2016	JPY	424,500		3,459	0	(73)
	01/2016	MYR	693		163	2	0
	01/2016		$2,561	BRL	10,000	0	(33)
	01/2016		28,786	EUR	26,377	21	(142)
	01/2016		8,437	JPY	1,029,700	130	0
	01/2016		1,610	KRW	1,884,864	0	(8)
	01/2016		36	MYR	155	0	0
	02/2016	EUR	25,624		$28,009	143	0
	02/2016		$7,823	JPY	956,900	144	0

Total Forward Foreign Currency Contracts						$24,718	$(6,314)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Citigroup, Inc.	1.000%	09/20/2016	0.246%		$1,000	$12	$(6)	$6	$0
	Mexico Government International Bond	1.000	03/20/2019	1.273		1,000	4	(12)	0	(8)
	Mexico Government International Bond	1.000	09/20/2019	1.397		200	1	(4)	0	(3)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	1,800	(12)	9	0	(3)
BPS	Petrobras International Finance Co.	1.000	12/20/2019	9.956		$200	(29)	(26)	0	(55)
	Petrobras International Finance Co.	1.000	03/20/2020	9.977		200	(35)	(23)	0	(58)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	1,000	(13)	12	0	(1)
BRC	Mexico Government International Bond	1.000	09/20/2020	1.639		$7,500	(135)	(75)	0	(210)
CBK	Mexico Government International Bond	1.000	03/20/2016	0.481		500	(9)	10	1	0
	Mexico Government International Bond	1.000	09/20/2020	1.639		1,200	(22)	(12)	0	(34)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	3,000	(27)	23	0	(4)
DUB	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.168		$400	6	(3)	3	0
GST	JPMorgan Chase & Co.	1.000	12/20/2020	0.721		7,500	46	56	102	0
	Petrobras International Finance Co.	1.000	03/20/2020	9.977		100	(16)	(13)	0	(29)
HUS	Mexico Government International Bond	1.000	09/20/2016	0.582		100	1	(1)	0	0
	Mexico Government International Bond	1.000	09/20/2019	1.397		100	1	(2)	0	(1)
	Mexico Government International Bond	1.000	09/20/2020	1.639		3,600	(65)	(36)	0	(101)
JPM	Mexico Government International Bond	1.000	09/20/2020	1.639		6,000	(162)	(6)	0	(168)

							$(454)	$(109)	$112	$(675)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	0.415%	09/23/2016		$6,700	$0	$18	$18	$0
FBF	Pay	28-Day MXN-TIIE	6.338	11/12/2019	MXN	162,800	0	60	60	0

							$0	$78	$78	$0

Total Swap Agreements							$(454)	$(31)	$190	$(675)

(l)	Securities with an aggregate market value of $815 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,452	$0	$4,452
Corporate Bonds & Notes
Banking & Finance	0	280,083	0	280,083
Industrials	0	150,355	0	150,355
Utilities	0	83,196	0	83,196
Municipal Bonds & Notes
California	0	25,165	0	25,165
Illinois	0	4,231	0	4,231
Mississippi	0	835	0	835
New York	0	11,742	0	11,742
Texas	0	5,800	0	5,800
Virginia	0	599	0	599
U.S. Government Agencies	0	527,152	0	527,152
U.S. Treasury Obligations	0	439,243	0	439,243
Non-Agency Mortgage-Backed Securities	0	187,722	5,958	193,680
Asset-Backed Securities	0	63,870	1,934	65,804
Sovereign Issues	0	42,060	0	42,060
Short-Term Instruments
Certificates of Deposit	0	2,995	0	2,995
Repurchase Agreements	0	7,406	0	7,406
U.S. Treasury Bills	0	1,719	0	1,719
	$0	$1,838,625	$7,892	$1,846,517

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,901	0	0	2,901

Total Investments	$2,901	$1,838,625	$7,892	$1,849,418

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(63,109)	$0	$(63,109)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	230	276	0	506
Over the counter	0	24,908	0	24,908
	$230	$25,184	$0	$25,414

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(217)	(1,715)	0	(1,932)
Over the counter	0	(6,989)	0	(6,989)

	$(217)	$(8,704)	$0	$(8,921)

Totals	$2,914	$1,791,996	$7,892	$1,802,802

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO TRENDS Managed Futures Strategy Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.7%
CORPORATE BONDS & NOTES 56.5%
BANKING & FINANCE 29.5%
Ally Financial, Inc.
3.500% due 07/18/2016	$1,000	$1,005
American Express Credit Corp.
0.852% due 08/15/2019	1,000	979
0.886% due 09/22/2017	1,700	1,689
Banco Santander Brasil S.A.
4.625% due 02/13/2017	1,000	1,014
Banco Santander Chile
1.915% due 01/19/2016	900	900
Bank of America N.A.
0.764% due 05/08/2017	4,300	4,291
0.902% due 06/05/2017	2,800	2,792
Bank of Nova Scotia
1.950% due 01/30/2017	200	202
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.522% due 09/14/2018	2,500	2,508
1.550% due 09/09/2016	2,000	2,004
BBVA Bancomer S.A.
4.500% due 03/10/2016	4,000	4,021
Bear Stearns Cos. LLC
6.400% due 10/02/2017	600	646
Citigroup, Inc.
0.747% due 06/09/2016	1,000	997
1.630% due 10/26/2020	1,000	1,010
Corp. Andina de Fomento
0.874% due 01/29/2018	9,000	8,930
Credit Agricole S.A.
0.996% due 06/02/2017	2,000	1,993
Credit Suisse AG
1.014% due 01/29/2018	1,500	1,496
DBS Bank Ltd.
0.931% due 07/15/2021	2,000	2,001
Ford Motor Credit Co. LLC
0.982% due 09/08/2017	2,000	1,973
1.259% due 01/09/2018	1,000	990
1.264% due 11/04/2019	3,000	2,917
1.332% due 03/12/2019	1,000	980
General Motors Financial Co., Inc.
1.681% due 04/10/2018	3,200	3,178
1.881% due 01/15/2020	4,000	3,940
2.750% due 05/15/2016	300	301
Goldman Sachs Group, Inc.
1.476% due 04/23/2020	1,500	1,504
HSBC Finance Corp.
0.844% due 06/01/2016	750	749
Hyundai Capital Services, Inc.
4.375% due 07/27/2016	3,500	3,550
Industrial Bank of Korea
2.375% due 07/17/2017	3,300	3,323
Intesa Sanpaolo SpA
3.125% due 01/15/2016	4,500	4,502
KEB Hana Bank
1.469% due 11/09/2016	1,350	1,353
3.500% due 10/25/2017	1,000	1,021
4.875% due 01/14/2016	1,300	1,301
Kookmin Bank
1.571% due 10/11/2016	500	502
Macquarie Bank Ltd.
5.000% due 02/22/2017	4,000	4,138
Macquarie Group Ltd.
3.000% due 12/03/2018	1,700	1,717
MUFG Americas Holdings Corp.
0.914% due 02/09/2018	2,000	1,993
Navient Corp.
6.250% due 01/25/2016	1,246	1,249
Nomura Holdings, Inc.
2.000% due 09/13/2016	2,500	2,510
PACCAR Financial Corp.
1.052% due 12/06/2018	3,475	3,484
Santander Bank N.A.
1.251% due 01/12/2018	1,500	1,490
Santander Holdings USA, Inc.
4.625% due 04/19/2016	2,900	2,926

Sumitomo Mitsui Banking Corp.
1.056% due 07/23/2018		400	399
UBS AG
0.742% due 08/14/2017		2,000	1,991
1.002% due 08/14/2019		3,000	2,979
Wachovia Corp.
0.691% due 10/15/2016		1,500	1,498
5.750% due 02/01/2018		600	648
Wells Fargo & Co.
0.902% due 09/14/2018		3,500	3,475
1.002% due 01/30/2020		500	496
Westpac Banking Corp.
0.784% due 12/01/2017		1,400	1,395

			102,950

INDUSTRIALS 19.8%
3M Co.
0.159% due 11/09/2018	EUR	5,800	6,302
AbbVie, Inc.
1.750% due 11/06/2017		$3,000	2,996
Actavis Funding SCS
1.582% due 03/12/2018		2,900	2,911
1.757% due 03/12/2020		2,000	2,009
1.850% due 03/01/2017		500	501
3.000% due 03/12/2020		900	901
Amgen, Inc.
0.758% due 05/22/2017		900	898
BAT International Finance PLC
1.022% due 06/15/2018		4,300	4,297
Baxalta, Inc.
1.366% due 06/22/2018		2,000	1,995
BMW U.S. Capital LLC
0.756% due 06/02/2017		1,400	1,392
Canadian Natural Resources Ltd.
0.978% due 03/30/2016		725	723
Chesapeake Energy Corp.
3.571% due 04/15/2019		200	56
ConAgra Foods, Inc.
0.687% due 07/21/2016		2,000	1,997
1.300% due 01/25/2016		300	300
CSX Corp.
5.600% due 05/01/2017		500	526
Daimler Finance North America LLC
0.814% due 05/18/2018		5,000	4,935
eBay, Inc.
1.350% due 07/15/2017		1,000	993
Enbridge, Inc.
0.866% due 06/02/2017		300	294
Fidelity National Information Services, Inc.
2.850% due 10/15/2018		1,700	1,707
Harvest Operations Corp.
2.125% due 05/14/2018		1,000	997
Hyundai Capital America
1.875% due 08/09/2016		300	300
Kia Motors Corp.
3.625% due 06/14/2016		3,000	3,025
Kinder Morgan Energy Partners LP
3.500% due 03/01/2016		700	702
KLA-Tencor Corp.
2.375% due 11/01/2017		600	601
Lowe’s Cos., Inc.
0.907% due 09/10/2019		1,500	1,492
Medtronic, Inc.
1.312% due 03/15/2020		1,000	998
MGM Resorts International
7.500% due 06/01/2016		1,000	1,021
Mylan, Inc.
1.800% due 06/24/2016		1,000	999
NBCUniversal Enterprise, Inc.
1.006% due 04/15/2018		1,000	999
Oracle Corp.
0.828% due 10/08/2019		2,600	2,594
Pearson Funding PLC
4.000% due 05/17/2016		1,900	1,914
Penske Truck Leasing Co. LP
2.500% due 03/15/2016		2,000	2,004
Reynolds American, Inc.
2.300% due 06/12/2018		600	604
Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016		2,000	2,072
Telefonica Emisiones S.A.U.
1.243% due 06/23/2017		2,500	2,487
3.992% due 02/16/2016		1,000	1,003
6.421% due 06/20/2016		2,000	2,046

Thermo Fisher Scientific, Inc.
2.150% due 12/14/2018	2,600	2,600
Tyson Foods, Inc.
2.650% due 08/15/2019	400	401
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	3,300	3,222
Volkswagen International Finance NV
0.804% due 11/18/2016	1,500	1,478

		69,292

UTILITIES 7.2%
AT&T, Inc.
1.533% due 06/30/2020	3,000	2,982
Dayton Power & Light Co.
1.875% due 09/15/2016	1,500	1,502
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,400	2,434
KT Corp.
2.625% due 04/22/2019	2,000	2,009
Laclede Group, Inc.
1.112% due 08/15/2017	1,000	995
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017	1,000	1,001
Orange S.A.
2.750% due 09/14/2016	3,000	3,034
Petrobras Global Finance BV
1.990% due 05/20/2016	300	293
2.886% due 03/17/2017	1,100	1,011
3.875% due 01/27/2016	300	299
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	2,800	2,833
Sinopec Group Overseas Development Ltd.
1.101% due 04/10/2017	1,000	999
Sprint Communications, Inc.
9.125% due 03/01/2017	2,000	2,035
Verizon Communications, Inc.
1.296% due 06/17/2019	600	596
2.252% due 09/14/2018	3,000	3,074

		25,097

Total Corporate Bonds & Notes (Cost $198,788)		197,339

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.3%
University of California Revenue Bonds, Series 2011
0.744% due 07/01/2041	1,100	1,100

Total Municipal Bonds & Notes (Cost $1,100)		1,100

U.S. GOVERNMENT AGENCIES 6.0%
Fannie Mae
0.484% due 12/25/2017	1,574	1,572
0.772% due 05/25/2043	1,298	1,292
1.002% due 07/25/2041	3,034	3,060
Freddie Mac
0.731% due 11/15/2043	3,372	3,384
0.881% due 01/15/2042	1,159	1,170
Ginnie Mae
0.692% due 03/20/2065	3,904	3,902
NCUA Guaranteed Notes
0.829% due 12/08/2020	6,629	6,674

Total U.S. Government Agencies (Cost $21,017)		21,054

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Floating Rate Notes
0.428% due 10/31/2017 (d)†	900	900
U.S. Treasury Notes
0.625% due 12/15/2016 (d)(f)	4,200	4,194

Total U.S. Treasury Obligations (Cost $5,092)		5,094

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
Asset Securitization Corp.
6.930% due 02/14/2043	1,954	2,039
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	1,672	1,720
Commercial Mortgage Trust
1.201% due 06/11/2027	2,200	2,176
6.586% due 07/16/2034	856	877

Deco UK PLC
0.739% due 01/27/2020	GBP	623	887
JPMorgan Chase Commercial Mortgage Securities Trust
3.853% due 06/15/2043		$11	11
Morgan Stanley Capital Trust
3.884% due 09/15/2047		216	216
Wachovia Bank Commercial Mortgage Trust
5.559% due 10/15/2048		2,520	2,570
5.749% due 07/15/2045		1,227	1,237

Total Non-Agency Mortgage-Backed Securities (Cost $12,051)			11,733

ASSET-BACKED SECURITIES 8.2%
AmeriCredit Automobile Receivables Trust
0.596% due 04/09/2018		3,424	3,422
Cordatus CLO PLC
0.283% due 01/30/2024	EUR	3,458	3,727
Ford Credit Auto Lease Trust
0.491% due 03/15/2017		$726	726
Harbourmaster CLO BV
0.859% due 05/08/2023	GBP	1,932	2,803
Morgan Stanley Investment Management Mezzano BV
0.739% due 05/15/2024	EUR	409	443
Navient Private Education Loan Trust
0.831% due 12/15/2021		$2,891	2,882
Navient Student Loan Trust
0.742% due 07/25/2030		5,883	5,843
OHA Credit Partners Ltd.
1.582% due 05/15/2023		2,279	2,268
SLC Student Loan Trust
0.592% due 06/15/2022		427	426
SLM Student Loan Trust
0.410% due 10/25/2024		2,982	2,920
0.430% due 10/25/2024		621	620
0.870% due 10/25/2017		46	46
0.872% due 09/25/2026		1,552	1,510
SMB Private Education Loan Trust
0.931% due 07/17/2023		1,173	1,169

Total Asset-Backed Securities (Cost $29,180)			28,805

SOVEREIGN ISSUES 7.2%
Export-Import Bank of Korea
1.071% due 01/14/2017		300	300
1.107% due 11/26/2016		1,000	1,000
Japan Bank for International Cooperation
0.719% due 11/13/2018		10,000	10,051
Korea Development Bank
0.945% due 01/22/2017		1,000	1,001
3.500% due 08/22/2017		1,500	1,539
4.000% due 09/09/2016		2,000	2,038
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,500	1,498
Province of Quebec
0.666% due 09/04/2018		7,600	7,580

Total Sovereign Issues (Cost $25,048)			25,007

SHORT-TERM INSTRUMENTS 14.6%
CERTIFICATES OF DEPOSIT 1.3%
Barclays Bank PLC
0.834% due 02/17/2017		1,500	1,500
Intesa Sanpaolo SpA
1.701% due 04/11/2016		3,000	3,002

			4,502

REPURCHASE AGREEMENTS (b) 9.0%			31,500

U.S. TREASURY BILLS 4.3%
0.146% due 01/07/2016 - 01/28/2016 (a)(d)(f)†		14,872	14,872

Total Short-Term Instruments (Cost $50,876)			50,874

Total Investments in Securities (Cost $343,152)			341,006

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	15,091	149

Total Short-Term Instruments (Cost $150)		149

Total Investments in Affiliates (Cost $150)		149

Total Investments 97.7% (Cost $343,302)		$341,155
Financial Derivative Instruments (c)(e) (3.1%) (Cost or Premiums, net $20)		(10,488)
Other Assets and Liabilities, net 5.4%		18,644

Net Assets 100.0%		$349,311

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VIII, Ltd., which is a 100% owned subsidiary of the Fund.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.580% †	12/31/2015	01/04/2016	$4,100	U.S. Treasury Notes 2.125% due 12/31/2022	$(4,187)	$4,100	$4,100
DEU	0.500 †	12/31/2015	01/04/2016	13,300	U.S. Treasury Bonds 3.125% due 02/15/2043	(13,577)	13,300	13,301
FOB	0.550 †	12/31/2015	01/04/2016	1,800	U.S. Treasury Notes 0.625% due 08/31/2017	(1,838)	1,800	1,800
GSC	0.520 †	12/31/2015	01/04/2016	4,100	Freddie Mac 3.500% due 09/01/2042	(4,240)	4,100	4,100
JPS	0.570 †	12/31/2015	01/04/2016	8,200	U.S. Treasury Notes 1.750% due 12/31/2020	(8,375)	8,200	8,201

Total Repurchase Agreements						$(32,217)	$31,500	$31,502

(1)	Includes accrued interest.

As of December 31, 2015, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(55) at a weighted average interest rate of 0.641%.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	Long	03/2016	325	$(60)	$0	$(59)
CAC 40 Index January Futures	Short	01/2016	262	4	187	0
Copper March Futures †	Short	03/2016	143	119	41	0
Corn March Futures †	Short	03/2016	330	176	4	0
FTSE/MIB Index March Futures	Short	03/2016	167	18	174	0
Gold 100 oz. February Futures †	Short	02/2016	120	79	0	(5)
Hang Seng China Enterprises Index January Futures	Short	01/2016	264	171	260	(13)
Natural Gas February Futures †	Short	01/2016	148	(711)	0	(182)
Nikkei 225 Index March Futures	Short	03/2016	107	129	51	(1)
S&P 200 Index March Futures	Long	03/2016	103	(73)	0	(219)
S&P/Toronto Stock Exchange 60 March Futures	Short	03/2016	157	(101)	357	0
WTI Crude February Futures †	Short	01/2016	120	11	0	(53)

Total Futures Contracts				$(238)	$1,074	$(532)

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.200%	06/16/2026	CAD	33,800	$498	$112	$38	$0
Pay	6-Month JPY-LIBOR	1.000	09/19/2025	JPY	18,130,000	9,038	3,396	28	0

						$9,536	$3,508	$66	$0

Total Swap Agreements						$9,536	$3,508	$66	$0

(1)	Unsettled variation margin asset of $213 for closed futures and unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.

(d)	Securities with an aggregate market value of $5,498 and cash of $6,827 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	AUD	13,800	NZD	14,834	$90	$0
	01/2016	BRL	61,700		$15,531	0	(59)
	01/2016	CAD	62,541		46,987	1,788	0
	01/2016	CHF	65,583	EUR	60,125	0	(138)
	01/2016	EUR	60,125	CHF	65,258	0	(187)
	01/2016		27,375	GBP	19,322	0	(1,265)
	01/2016		2,625	SEK	24,138	7	0
	01/2016		39,500		$43,498	570	0
	01/2016	JPY	5,119,648	EUR	38,250	0	(1,026)
	01/2016		7,374,140	GBP	39,750	0	(2,753)
	01/2016	MXN	301,500		$17,694	202	0
	01/2016		$17,599	AUD	24,100	0	(38)
	01/2016		7,386	BRL	28,200	0	(261)
	01/2016		3,747	CAD	5,200	11	0
	01/2016		42,963	EUR	39,250	0	(307)
	01/2016		912	JPY	111,900	19	0
	02/2016	HKD	1,215		$157	0	0
	02/2016	JPY	111,900		913	0	(19)
	02/2016		$689	GBP	454	0	(19)
	04/2016	NZD	3,842	AUD	3,600	0	(1)
	04/2016		$1,949	GBP	1,313	0	(14)
BRC	01/2016	AUD	24,400		$17,426	0	(353)
	01/2016	GBP	19,000	JPY	3,473,519	890	0
	01/2016	MXN	290,000		$17,228	402	0
	01/2016	NOK	360,240	EUR	37,750	329	0
	01/2016	SEK	340,702		36,625	0	(558)
	04/2016	JPY	290,196	GBP	1,625	0	(25)
CBK	01/2016		$62,539	CAD	86,600	47	0
	02/2016	CAD	298		$216	0	0
	02/2016	EUR	2,676		2,911	6	(6)
	02/2016	GBP	281		419	5	0
	02/2016	HKD	4,129		533	0	0
	02/2016		$7,686	EUR	7,151	96	(4)
	02/2016		484	HKD	3,753	0	0
	02/2016		1,454	NOK	12,560	0	(36)
	04/2016	CAD	86,600		$62,557	0	(45)
DUB	01/2016	AUD	88,800	NZD	95,289	489	(21)
	01/2016		49,800		$35,360	0	(928)
	01/2016	CAD	91,800		67,787	1,443	0
	01/2016	EUR	49,375	GBP	35,628	0	(1,136)
	01/2016		17,250	JPY	2,270,221	141	0
	01/2016		59,375	NOK	548,865	0	(2,521)
	01/2016		58,250	SEK	540,243	696	0
	01/2016		12,250		$13,266	119	(165)
	01/2016	GBP	41,217	EUR	56,750	913	0
	01/2016		6,625	JPY	1,191,854	150	0
	01/2016		47,437		$71,881	1,948	0
	01/2016	JPY	2,884,150	EUR	21,125	0	(1,038)
	01/2016		3,512,500		$29,246	22	0
	01/2016	NOK	368,410	EUR	38,625	357	0
	01/2016	NZD	63,654	AUD	57,800	0	(1,419)
	01/2016	SEK	228,562	EUR	24,250	0	(723)
	01/2016		$91,904	CAD	119,600	0	(5,469)
	01/2016		71,969	GBP	47,438	0	(2,036)
	01/2016		41,893	JPY	5,100,000	539	0
	01/2016		35,553	MXN	591,500	0	(1,235)
	04/2016	EUR	2,000	NOK	19,342	5	0
	04/2016		32,625	SEK	299,794	70	0
	04/2016	GBP	20,437		$30,282	148	0
FBF	01/2016	EUR	21,000	JPY	2,799,928	473	0
GLM	01/2016	JPY	111,900		$916	0	(15)
	02/2016	EUR	3,195		3,481	6	0
HUS	01/2016	CAD	27,059		20,199	643	0
	01/2016	EUR	12,875		13,653	0	(340)
	01/2016	MXN	351,500		20,504	110	0
	01/2016		$36,304	AUD	50,100	202	0
	02/2016	AUD	757		$538	0	(13)
	02/2016	HKD	4,050		523	0	0
	02/2016		$470	HKD	3,639	0	0
	04/2016		4,382	CAD	6,100	27	0
JPM	01/2016	EUR	21,125	JPY	2,843,135	697	0
	01/2016	GBP	19,883	EUR	26,750	0	(241)
	01/2016		21,375	JPY	3,870,289	690	0
	02/2016	AUD	1,913		$1,344	0	(48)
	02/2016	CAD	1,295		976	40	0
	02/2016	EUR	16,687		17,940	0	(211)
	02/2016	GBP	2,857		4,333	121	0
	02/2016	HKD	2,172		280	0	0
	02/2016	SEK	4,815		555	0	(16)
	02/2016		$1,944	AUD	2,696	17	0
	02/2016		1,738	CHF	1,742	4	0
	02/2016		2,225	EUR	2,045	5	(6)
	02/2016		1,622	JPY	199,640	40	0
MSB	01/2016	AUD	36,000	NZD	38,314	0	(27)
	01/2016	BRL	37,200		$9,370	0	(29)
	01/2016	CAD	30,000		22,710	1,029	0
	01/2016	EUR	17,875	GBP	13,204	40	0
	01/2016		17,000	NOK	161,579	0	(221)
	01/2016	GBP	8,272	EUR	11,125	0	(104)
	01/2016		18,375	JPY	3,405,958	1,249	0
	01/2016	JPY	5,100,000		$41,428	0	(1,004)
	01/2016	NZD	87,148	AUD	80,800	131	(860)
	01/2016		$18,106	BRL	70,700	9	(250)
	02/2016	CAD	309		$233	10	0
	02/2016		$999	EUR	912	0	(6)
	02/2016		2,537	GBP	1,690	0	(46)
	04/2016	AUD	49,400	NZD	52,488	0	(135)
	04/2016	GBP	13,234	EUR	17,875	0	(41)
	04/2016	NOK	162,103		17,000	221	0
SCX	01/2016	JPY	4,571,689	GBP	25,625	0	(260)
	02/2016	AUD	1,258		$899	0	(16)
	02/2016	CAD	366		274	9	0
	02/2016	GBP	312		466	6	0
	02/2016		$640	EUR	598	10	0
	04/2016	GBP	25,625	JPY	4,560,766	258	0
SOG	01/2016		$28,578	EUR	25,375	0	(1,002)
	01/2016		29,388	JPY	3,512,500	0	(164)
	01/2016		20,435	MXN	351,500	0	(41)
	04/2016	MXN	351,500		$20,306	46	0

Total Forward Foreign Currency Contracts						$17,595	$(28,901)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC EUR versus USD		$0.920	01/11/2016	EUR	50,000	$6	$0
	Call - OTC EUR versus USD		1.270	03/02/2016		80,000	8	1
CBK	Put - OTC EUR versus GBP	GBP	0.608	01/15/2016		20,000	2	0
MSB	Put - OTC AUD versus NZD	NZD	0.940	03/04/2016	AUD	15,000	1	0
	Call - OTC EUR versus USD		$1.290	02/26/2016	EUR	25,000	3	0

							$20	$1

Total Purchased Options							$20	$1

(f)	Securities with an aggregate market value of $13,738 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$102,950	$0	$102,950
Industrials	0	69,292	0	69,292
Utilities	0	25,097	0	25,097
Municipal Bonds & Notes
California	0	1,100	0	1,100
U.S. Government Agencies	0	21,054	0	21,054
U.S. Treasury Obligations	0	5,094	0	5,094
Non-Agency Mortgage-Backed Securities	0	11,733	0	11,733
Asset-Backed Securities	0	28,805	0	28,805
Sovereign Issues	0	25,007	0	25,007
Short-Term Instruments
Certificates of Deposit	0	4,502	0	4,502
Repurchase Agreements	0	31,500	0	31,500
U.S. Treasury Bills	0	14,872	0	14,872
	$0	$341,006	$0	$341,006

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	149	0	0	149

Total Investments	$149	$341,006	$0	$341,155

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,074	66	0	1,140
Over the counter	0	17,596	0	17,596
	$1,074	$17,662	$0	$18,736

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(532)	0	0	(532)
Over the counter	0	(28,901)	0	(28,901)

	$(532)	$(28,901)	$0	$(29,433)

Totals	$691	$329,767	$0	$330,458

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.9%
BANK LOAN OBLIGATIONS 1.4%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$4,950	$4,897
Chrysler Group LLC
3.500% due 05/24/2017		5,710	5,700
Community Health Systems, Inc.
3.657% due 12/31/2018		2,963	2,925
Dell, Inc.
3.750% due 10/29/2018		9,158	9,143
Fortescue Metals Group Ltd.
4.250% due 06/30/2019		12,215	9,170
HCA, Inc.
3.174% due 03/31/2017		37,820	37,817
Hellenic Republic
3.930% due 03/30/2016 (f)	EUR	8,000	8,467
Phillips-Van Heusen Corp.
3.250% due 02/13/2020		$1,517	1,525

Total Bank Loan Obligations (Cost $84,983)			79,644

CORPORATE BONDS & NOTES 33.1%
BANKING & FINANCE 23.1%
ABN AMRO Bank NV
4.750% due 07/28/2025		1,400	1,398
AGFC Capital Trust
6.000% due 01/15/2067		6,600	4,653
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		30,000	29,406
3.500% due 01/27/2019		3,000	2,966
4.750% due 09/10/2018		5,000	5,131
6.250% due 12/01/2017		9,000	9,461
American Express Co.
4.900% due 03/15/2020 (e)		6,200	5,898
7.000% due 03/19/2018		5,400	5,992
Aviation Loan Trust
2.622% due 12/15/2022		8,194	7,591
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)	EUR	2,600	2,779
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (e)		1,200	1,229
Banco Santander Chile
1.915% due 01/19/2016		$25,000	24,988
Bank of America Corp.
0.692% due 08/15/2016		30,390	30,250
0.709% due 03/28/2018	EUR	1,000	1,081
1.656% due 03/22/2018		$15,800	15,859
2.000% due 01/11/2018		2,200	2,198
4.057% due 10/21/2025	MXN	119,000	7,405
4.125% due 01/22/2024		$11,000	11,387
5.650% due 05/01/2018		36,300	39,054
5.750% due 12/01/2017		14,275	15,278
6.000% due 09/01/2017		1,610	1,714
6.400% due 08/28/2017		7,150	7,662
6.500% due 08/01/2016		2,600	2,676
6.500% due 07/15/2018		300	332
6.875% due 04/25/2018		62,300	68,777
6.875% due 11/15/2018		300	337
7.800% due 09/15/2016		19,842	20,665
Bankia S.A.
0.147% due 01/25/2016	EUR	4,800	5,216
4.375% due 02/14/2017		2,500	2,829
Banque PSA Finance S.A.
4.250% due 02/25/2016		2,000	2,185
Barclays Bank PLC
7.700% due 04/25/2018 (e)		$2,259	2,455
10.000% due 05/21/2021	GBP	25,675	48,905
14.000% due 06/15/2019 (e)		27,431	52,383
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$26,200	28,224
7.250% due 02/01/2018		50,659	55,901
Blackstone CQP Holdco LP
9.296% due 03/19/2019		10,798	10,770
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		2,000	2,055

BPCE S.A.
5.150% due 07/21/2024		14,300	14,447
BPE Financiaciones S.A.
2.875% due 05/19/2016	EUR	700	767
Citigroup, Inc.
0.538% due 05/31/2017		1,600	1,737
3.953% due 06/15/2016		$200	203
6.125% due 11/15/2020 (e)		8,000	8,170
Corp. Andina de Fomento
3.950% due 10/15/2021 (d)	MXN	247,265	14,302
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$14,975	14,495
Doric Nimrod Air Alpha Pass-Through Trust
5.250% due 05/30/2025		6,084	6,290
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		4,677	4,792
Eksportfinans ASA
5.500% due 06/26/2017		10,000	10,424
Ford Motor Credit Co. LLC
1.594% due 05/09/2016		5,357	5,365
2.500% due 01/15/2016		4,200	4,201
3.984% due 06/15/2016		10,800	10,921
4.207% due 04/15/2016		24,040	24,234
4.250% due 02/03/2017		3,590	3,669
6.625% due 08/15/2017		14,500	15,461
8.000% due 12/15/2016		2,600	2,750
General Motors Financial Co., Inc.
2.750% due 05/15/2016		33,220	33,320
Goldman Sachs Group, Inc.
5.750% due 10/01/2016		200	206
6.150% due 04/01/2018		300	326
HBOS PLC
0.687% due 09/01/2016	EUR	4,900	5,333
1.303% due 09/30/2016		$4,800	4,790
5.374% due 06/30/2021	EUR	10,000	12,525
HSBC Bank USA N.A.
6.000% due 08/09/2017		$19,100	20,323
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		1,400	1,420
International Lease Finance Corp.
6.750% due 09/01/2016		70,800	72,836
7.125% due 09/01/2018		5,300	5,823
JPMorgan Chase & Co.
0.870% due 04/25/2018		25,000	24,840
1.220% due 01/25/2018		18,000	18,046
2.250% due 01/23/2020		27,805	27,380
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	2,460
6.000% due 10/01/2017		$22,300	23,850
LBG Capital PLC
15.000% due 12/21/2019	EUR	1,100	1,712
Lloyds Bank PLC
4.385% due 05/12/2017 (e)		600	675
12.000% due 12/16/2024 (e)		$58,400	83,325
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	2,500	3,869
Morgan Stanley
5.950% due 12/28/2017		$700	753
6.625% due 04/01/2018		3,500	3,840
MUFG Union Bank N.A.
2.625% due 09/26/2018		19,300	19,497
Murray Street Investment Trust
4.647% due 03/09/2017		26,100	26,899
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	2,500	2,659
Nationwide Building Society
3.900% due 07/21/2025		$2,800	2,893
Navient Corp.
5.000% due 06/15/2018		1,855	1,772
5.500% due 01/15/2019		7,186	6,737
8.450% due 06/15/2018		13,404	14,141
Novo Banco S.A.
5.000% due 04/23/2019	EUR	100	96
7.000% due 03/04/2016		2,200	2,301
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		$600	653
QBE Capital Funding Ltd.
7.250% due 05/24/2041		17,650	19,504
Rabobank Group
6.875% due 03/19/2020	EUR	4,000	5,184
8.375% due 07/26/2016 (e)		$8,200	8,462
8.400% due 06/29/2017 (e)		1,700	1,831
11.000% due 06/30/2019 (e)		300	371
RCI Banque S.A.
4.600% due 04/12/2016		14,500	14,624

Royal Bank of Scotland Group PLC
6.125% due 12/15/2022		180	196
6.400% due 10/21/2019		42,650	47,366
6.666% due 10/05/2017 (e)	CAD	5,300	4,296
6.990% due 10/05/2017 (e)		$20,945	24,349
7.387% due 12/29/2049 (e)	GBP	939	1,388
7.648% due 09/30/2031 (e)		$2,125	2,643
UBS AG
7.625% due 08/17/2022		49,800	56,847
Volkswagen Bank GmbH
0.306% due 11/27/2017	EUR	3,400	3,559
Waha Aerospace BV
3.925% due 07/28/2020		$25,550	26,525
Wells Fargo & Co.
2.600% due 07/22/2020		4,800	4,793
5.900% due 06/15/2024 (e)		10,200	10,315

			1,336,871

INDUSTRIALS 5.5%
AbbVie, Inc.
1.800% due 05/14/2018		5,900	5,877
2.500% due 05/14/2020		700	694
3.600% due 05/14/2025		4,700	4,648
4.500% due 05/14/2035		4,500	4,420
4.700% due 05/14/2045		5,300	5,203
Actavis Funding SCS
1.582% due 03/12/2018		6,300	6,324
Altice Financing S.A.
6.625% due 02/15/2023		700	693
Anadarko Petroleum Corp.
5.950% due 09/15/2016		200	206
6.375% due 09/15/2017		100	105
Anglo American Capital PLC
1.271% due 04/15/2016		2,000	1,981
Aviation Capital Group Corp.
3.875% due 09/27/2016		30,800	31,069
Avnet, Inc.
6.625% due 09/15/2016		1,450	1,501
CCO Safari LLC
3.579% due 07/23/2020		1,700	1,692
4.464% due 07/23/2022		5,100	5,088
4.908% due 07/23/2025		10,200	10,205
6.384% due 10/23/2035		1,300	1,315
6.484% due 10/23/2045		2,500	2,507
6.834% due 10/23/2055		500	494
Chesapeake Energy Corp.
3.571% due 04/15/2019		7,400	2,090
ConAgra Foods, Inc.
1.900% due 01/25/2018		15,600	15,522
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022		251	261
CVS Health Corp.
2.800% due 07/20/2020		1,100	1,107
3.500% due 07/20/2022		500	510
3.875% due 07/20/2025		4,600	4,705
4.875% due 07/20/2035		1,400	1,451
5.125% due 07/20/2045		1,700	1,798
D.R. Horton, Inc.
6.500% due 04/15/2016		4,330	4,395
Deutsche Telekom International Finance BV
5.750% due 03/23/2016		7,620	7,691
DISH DBS Corp.
4.250% due 04/01/2018		14,915	14,990
7.875% due 09/01/2019		4,264	4,648
Enterprise Products Operating LLC
5.200% due 09/01/2020		3,275	3,440
Harvest Operations Corp.
2.125% due 05/14/2018		6,500	6,481
6.875% due 10/01/2017		5,500	4,262
HCA, Inc.
3.750% due 03/15/2019		18,250	18,432
Imperial Tobacco Finance PLC
2.050% due 02/11/2018		4,300	4,283
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020		5,534	5,729
Kinder Morgan, Inc.
8.250% due 02/15/2016		300	302
Kraft Heinz Foods Co.
1.600% due 06/30/2017		1,600	1,596
2.000% due 07/02/2018		1,600	1,595
2.800% due 07/02/2020		800	799
3.500% due 07/15/2022		300	302
3.950% due 07/15/2025		200	202
5.000% due 07/15/2035		200	206
5.200% due 07/15/2045		700	734

Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		1,200	1,146
Masco Corp.
5.850% due 03/15/2017		1,700	1,773
6.125% due 10/03/2016		5,000	5,162
McKesson Corp.
7.500% due 02/15/2019		5,000	5,725
MPLX LP
5.500% due 02/15/2023		1,000	880
NBCUniversal Media LLC
5.150% due 04/30/2020		2,200	2,459
NXP BV
3.500% due 09/15/2016		1,000	1,002
Pearson Dollar Finance PLC
6.250% due 05/06/2018		25,925	27,995
QUALCOMM, Inc.
4.650% due 05/20/2035		1,500	1,393
4.800% due 05/20/2045		1,900	1,693
QVC, Inc.
3.125% due 04/01/2019		3,500	3,458
Reynolds American, Inc.
2.300% due 06/12/2018		1,400	1,410
3.250% due 06/12/2020		1,200	1,221
4.000% due 06/12/2022		800	833
4.450% due 06/12/2025		3,000	3,145
6.750% due 06/15/2017		300	320
Rohm & Haas Co.
6.000% due 09/15/2017		201	214
RPM International, Inc.
6.500% due 02/15/2018		4,000	4,317
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		2,300	2,012
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		1,400	1,431
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016		5,350	5,365
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	3,000	3,525
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/2016		$2,500	2,509
UAL Pass-Through Trust
10.400% due 05/01/2018		4,389	4,659
UnitedHealth Group, Inc.
2.700% due 07/15/2020		2,500	2,529
Universal Health Services, Inc.
3.750% due 08/01/2019		20,800	21,242
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		500	2
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		6,300	6,271
2.000% due 04/01/2018		7,300	7,260
2.700% due 04/01/2020		3,600	3,560
3.150% due 04/01/2022		3,100	3,052
3.550% due 04/01/2025		1,500	1,461

			320,577

UTILITIES 4.5%
AES Corp.
3.414% due 06/01/2019		34,900	32,108
AT&T, Inc.
2.450% due 06/30/2020		700	690
3.000% due 06/30/2022		14,300	13,931
3.400% due 05/15/2025		45,400	43,726
4.500% due 05/15/2035		800	742
CenturyLink, Inc.
7.600% due 09/15/2039		5,000	3,850
Dominion Resources, Inc.
7.500% due 06/30/2066		5,000	4,160
Embarq Corp.
7.995% due 06/01/2036		3,900	4,027
Petrobras Global Finance BV
2.461% due 01/15/2019		1,600	1,220
2.886% due 03/17/2017		62,900	57,789
3.500% due 02/06/2017		4,000	3,750
5.750% due 01/20/2020		2,600	2,048
6.625% due 01/16/2034	GBP	1,200	1,096
6.850% due 06/05/2049		$200	131
Sprint Communications, Inc.
8.375% due 08/15/2017		20,425	20,221
Telecom Italia SpA
4.500% due 01/25/2021	EUR	700	846
Verizon Communications, Inc.
2.252% due 09/14/2018		$11,100	11,373
5.150% due 09/15/2023		54,931	60,490

			262,198

Total Corporate Bonds & Notes (Cost $1,902,044)			1,919,646

MUNICIPAL BONDS & NOTES 2.4%
CALIFORNIA 0.7%
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	660	759
California State General Obligation Notes, Series 2010
6.200% due 03/01/2019	30,000	34,084
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	3,500	3,235
5.750% due 06/01/2047	3,725	3,499

		41,577

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	2,300	2,433
7.750% due 01/01/2042	3,800	3,849
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
3.147% due 01/01/2019	350	369

		6,651

MASSACHUSETTS 0.0%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
1.837% due 07/01/2020	450	466

NEW YORK 0.2%
Port Authority of New York & New Jersey Revenue Bonds, Series 2015
4.810% due 10/15/2065	9,000	9,160

OHIO 0.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	1,000	900
5.750% due 06/01/2034	2,255	1,968
5.875% due 06/01/2030	1,300	1,152
5.875% due 06/01/2047	25,525	22,095
6.500% due 06/01/2047	9,295	8,629

		34,744

WASHINGTON 0.7%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023	4,300	4,361
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	14,800	14,971
2.803% due 07/01/2021	8,500	8,608
2.953% due 07/01/2022	15,000	15,156

		43,096

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,515	4,781

Total Municipal Bonds & Notes (Cost $127,853)		140,475

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
0.281% due 12/25/2036	106	106
0.522% due 01/25/2021	2	2
0.542% due 03/25/2034	117	116
0.552% due 03/25/2036	56	54
0.572% due 08/25/2034	39	39
0.722% due 12/25/2028	6	6
0.772% due 03/25/2037 - 05/25/2042	280	281
0.810% due 10/18/2030	3	4
0.910% due 04/18/2032	49	50
0.922% due 03/25/2017	2	2
1.322% due 04/25/2032	2	2
1.443% due 08/01/2042 - 09/01/2044	352	361
1.456% due 10/01/2044	15	15
1.625% due 11/25/2023	35	36
1.954% due 12/01/2034	32	34
2.151% due 03/01/2036	310	331
2.250% due 02/01/2036	76	81
2.255% due 12/01/2034	58	61
2.260% due 06/01/2035	29	29

2.321% due 12/01/2035	4	4
2.326% due 05/25/2035	38	40
2.345% due 05/01/2036	168	177
2.375% due 09/01/2035	819	865
2.379% due 08/01/2029	14	14
2.382% due 01/01/2036	231	247
2.440% due 09/01/2039	24	25
2.501% due 06/01/2030 - 09/01/2034	28	29
2.505% due 09/01/2031	19	20
2.636% due 11/01/2034	448	474
2.794% due 11/01/2042	45,941	46,929
3.003% due 05/01/2036	16	17
4.251% due 08/01/2028	4	4
4.321% due 12/01/2036	38	41
4.750% due 03/01/2027	1	1
5.000% due 01/25/2035	30	33
5.610% due 01/25/2032	71	78
5.673% due 02/25/2033	223	241
5.750% due 08/25/2033	79	89
6.000% due 01/25/2033 - 07/25/2044	291	332
6.473% due 10/25/2031	25	25
6.500% due 06/01/2036 - 10/01/2038	4,495	5,144
6.589% due 10/25/2031	197	211
7.500% due 12/25/2019 - 06/25/2032	206	226
8.500% due 10/25/2019	1	1
9.000% due 12/25/2019	22	25
Fannie Mae, TBA
5.500% due 01/01/2046	1,000	1,115
6.000% due 01/01/2046	20,000	22,599
Federal Housing Administration
6.896% due 07/01/2020	360	342
7.430% due 02/01/2023	4	4
7.465% due 11/01/2019	16	16
Freddie Mac
0.531% due 10/15/2020	5	5
0.571% due 05/15/2036	1	1
0.681% due 12/15/2029	84	85
0.831% due 01/15/2032	14	14
1.281% due 10/15/2020	1	1
1.443% due 02/25/2045	19	19
1.553% due 10/25/2021 (a)	36,742	2,703
1.643% due 07/25/2044	3,159	3,213
2.093% due 09/01/2035	16	17
2.380% due 03/01/2036	131	139
2.417% due 05/01/2025	2	2
2.474% due 08/01/2035	26	27
2.521% due 09/01/2035	9	9
2.598% due 12/01/2032	8	8
4.768% due 05/25/2018	120	125
5.000% due 03/15/2021 - 08/15/2038	229	242
5.464% due 07/25/2033	3	3
5.500% due 09/15/2039	192	220
6.000% due 05/15/2035	299	342
6.500% due 10/25/2043	95	109
6.555% due 09/25/2029	128	129
6.620% due 11/25/2030	28	27
7.000% due 07/25/2043	57	68
7.242% due 12/25/2030	165	172
7.500% due 08/15/2030 - 03/25/2044	123	147
11.483% due 04/15/2044	3,974	4,159
Ginnie Mae
0.702% due 05/20/2037	1,197	1,200
0.845% due 04/16/2032	12	12
0.895% due 12/16/2025	51	52
1.625% due 12/20/2021 - 10/20/2029	57	59
1.750% due 02/20/2024 - 04/20/2030	149	153
1.875% due 09/20/2023 - 07/20/2030	40	42
2.000% due 06/20/2021 - 10/20/2027	76	78
3.500% due 11/20/2017 - 10/15/2044	101	106
4.000% due 12/20/2017	1	1
4.500% due 01/20/2036 (a)	930	12
5.000% due 03/15/2039 - 05/15/2039	2,579	2,848
5.500% due 10/20/2023 - 03/15/2035	153	169
6.000% due 06/20/2038	48	51
8.000% due 03/20/2030	18	22
8.500% due 04/20/2030 - 07/20/2030	2	2
Ginnie Mae, TBA
4.000% due 01/01/2046	17,000	18,030
Overseas Private Investment Corp.
0.000% due 11/17/2017 (c)	5,000	5,319
Small Business Administration
4.340% due 03/01/2024	99	104
4.760% due 09/01/2025	108	115
5.600% due 09/01/2028	399	445
6.220% due 12/01/2028	349	397
7.190% due 12/01/2019	57	60
7.200% due 10/01/2019	205	214

Total U.S. Government Agencies (Cost $121,515)		122,455

U.S. TREASURY OBLIGATIONS 38.1%
U.S. Treasury Bonds
2.000% due 02/15/2025 (l)	2,400	2,346
2.000% due 08/15/2025 (h)	205,450	200,334
2.125% due 05/15/2025 (j)(l)	1,485	1,466
2.375% due 08/15/2024 (h)(j)(l)	396,200	400,365
2.500% due 02/15/2045 (h)	1,720	1,541
2.875% due 08/15/2045 (h)	120,700	117,027
3.000% due 11/15/2044 (h)	6,100	6,068
3.000% due 05/15/2045 (h)	2,200	2,186
3.125% due 08/15/2044 (h)	58,600	59,789
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (j)(l)	4,240	4,110
0.250% due 01/15/2025 (j)	52,962	50,516
0.375% due 07/15/2023 (h)	296,013	289,086
0.750% due 02/15/2045 (h)(l)	32,406	28,208
2.000% due 01/15/2026 (h)(l)	42,295	46,964
2.375% due 01/15/2025 (h)(j)	163,250	185,491
U.S. Treasury Notes
1.875% due 11/30/2021 (h)(j)(l)	78,100	77,804
1.875% due 10/31/2022 (h)(l)	138,100	136,368
2.000% due 05/31/2021 (h)(j)(l)	107,700	108,474
2.000% due 10/31/2021 (h)(j)(l)	6,400	6,420
2.000% due 07/31/2022 (h)(j)(l)	90,600	90,376
2.125% due 09/30/2021 (h)(j)(l)	386,100	390,319

Total U.S. Treasury Obligations (Cost $2,223,987)		2,205,258

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.5%
Adjustable Rate Mortgage Trust
0.552% due 03/25/2036	559	371
2.752% due 10/25/2035 ^	2,642	2,407
2.757% due 09/25/2035	23	20
American Home Mortgage Assets Trust
0.612% due 05/25/2046 ^	825	608
0.962% due 11/25/2035	871	771
1.177% due 11/25/2046	12,944	6,665
1.217% due 09/25/2046 ^	1,812	1,302
1.227% due 10/25/2046	385	307
American Home Mortgage Investment Trust
2.154% due 09/25/2045	913	891
2.314% due 10/25/2034	48	48
Banc of America Alternative Loan Trust
5.750% due 04/25/2033	369	384
6.000% due 01/25/2036 ^	1,126	956
6.243% due 04/25/2037 ^	1,118	866
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	246	249
5.568% due 04/10/2049	5,402	5,563
Banc of America Funding Trust
0.592% due 10/20/2036	945	741
0.632% due 04/25/2037 ^	819	591
0.632% due 06/20/2047	11,499	11,080
0.682% due 06/20/2047	2,000	1,429
0.702% due 07/25/2037	4,784	4,107
0.712% due 07/25/2037	6,607	5,652
0.822% due 05/25/2037 ^	483	357
3.007% due 01/20/2047 ^	640	543
3.639% due 05/20/2036 ^	1,186	1,134
3.738% due 06/20/2037 ^	331	310
5.079% due 10/20/2046 ^	3,310	2,690
5.500% due 09/25/2034	2,825	2,820
5.806% due 03/25/2037 ^	27	24
5.878% due 10/25/2036 ^	814	687
6.000% due 03/25/2037 ^	3,304	2,856
6.000% due 08/25/2037 ^	2,749	2,420
Banc of America Mortgage Trust
2.651% due 02/25/2034	179	177
2.721% due 05/25/2034	1,138	1,133
2.815% due 09/25/2034	1,247	1,226
6.500% due 10/25/2031	5	5
6.500% due 09/25/2033	110	111
BCAP LLC Trust
1.083% due 11/26/2046	6,221	6,006
1.473% due 05/26/2036	1,206	1,219
1.786% due 04/26/2037	4,518	4,489
2.282% due 07/26/2035	33	33
2.733% due 10/26/2036	399	249
4.000% due 04/26/2037	1,053	1,064
5.250% due 02/26/2036	4,588	4,098
5.250% due 06/26/2037	2,000	2,014

5.283% due 03/26/2037		9,633	9,361
10.100% due 02/26/2036		2,667	987
11.616% due 04/26/2037		2,370	726
21.624% due 06/26/2036		2,007	602
BCRR Trust
5.794% due 08/17/2045		5,887	6,063
Bear Stearns Adjustable Rate Mortgage Trust
2.355% due 04/25/2034		130	129
2.458% due 05/25/2034		25	23
2.580% due 02/25/2036		469	409
2.581% due 02/25/2033		12	11
2.622% due 08/25/2035		501	445
2.625% due 04/25/2034		6	6
2.652% due 08/25/2035		229	197
2.697% due 05/25/2034		73	71
2.774% due 03/25/2035		20	19
2.779% due 11/25/2034		304	301
2.802% due 05/25/2047 ^		759	685
2.842% due 01/25/2035		483	483
2.868% due 01/25/2034		504	505
2.996% due 10/25/2034		104	96
3.226% due 11/25/2034		9	9
Bear Stearns ALT-A Trust
0.582% due 02/25/2034		113	103
0.622% due 02/25/2034		180	152
0.742% due 08/25/2036 ^		3,317	2,472
0.762% due 08/25/2036		1,295	1,000
0.862% due 04/25/2036		4,427	3,495
1.102% due 09/25/2034		110	110
1.122% due 09/25/2034		1,154	1,125
2.416% due 03/25/2036		2,625	1,827
2.458% due 01/25/2036 ^		2,451	2,028
2.583% due 03/25/2036		761	565
2.601% due 05/25/2035		5,309	5,255
2.602% due 08/25/2036 ^		28	21
2.702% due 11/25/2036 ^		5,320	3,859
2.741% due 11/25/2035 ^		230	173
2.760% due 11/25/2036		37,205	28,486
4.193% due 11/25/2036 ^		1,003	729
Bear Stearns Mortgage Funding Trust
0.612% due 01/25/2037		4,109	3,207
7.000% due 08/25/2036		2,213	2,103
Bear Stearns Structured Products, Inc. Trust
2.566% due 12/26/2046		1,685	1,247
Berica ABS SRL
0.168% due 12/31/2055	EUR	6,233	6,712
Berica Residential MBS SRL
0.229% due 03/31/2048		12,115	12,923
Chase Mortgage Finance Trust
2.702% due 02/25/2037		$144	142
2.717% due 07/25/2037		115	116
ChaseFlex Trust
0.722% due 07/25/2037		1,093	893
0.882% due 07/25/2037 ^		578	315
4.507% due 08/25/2037 ^		4,007	3,384
6.000% due 02/25/2037 ^		1,157	985
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.652% due 05/25/2036		2,206	1,948
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037		285	285
6.000% due 09/25/2037		636	666
Citigroup Commercial Mortgage Trust
2.690% due 04/10/2046		69	69
5.710% due 12/10/2049		105	109
Citigroup Global Markets Mortgage Securities, Inc.
0.922% due 05/25/2032		115	112
Citigroup Mortgage Loan Trust, Inc.
2.070% due 09/25/2035		948	925
2.514% due 02/25/2034		234	232
2.706% due 08/25/2035		1,985	1,972
2.706% due 08/25/2035 ^		218	163
2.740% due 11/25/2035		3,730	3,574
2.785% due 11/25/2036 ^		1,304	1,118
2.905% due 09/25/2037 ^		661	601
5.487% due 09/25/2037 ^		4,418	3,809
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		74	77
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		1,162	1,021
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		1,774	1,543
Countrywide Alternative Loan Trust
0.361% due 04/25/2047		5,790	4,909
0.542% due 06/25/2036		2,315	2,034
0.592% due 11/25/2036		1,223	1,202
0.592% due 01/25/2037 ^		294	287

0.597% due 12/20/2046 ^	32,452	24,206
0.612% due 03/20/2046	3,667	2,785
0.612% due 09/25/2046 ^	237	208
0.622% due 06/25/2037	40	34
0.643% due 07/20/2035	83	72
0.672% due 09/25/2046 ^	787	359
0.702% due 12/25/2035	592	521
0.702% due 02/25/2037	639	501
0.733% due 11/20/2035	5,677	4,714
0.772% due 05/25/2036 ^	2,230	1,352
0.772% due 05/25/2037 ^	86	52
0.792% due 02/25/2037 ^	16,642	9,326
0.822% due 05/25/2036	3,783	2,944
0.872% due 09/25/2035 ^	5,616	4,303
0.922% due 12/25/2035 ^	6,630	4,750
0.922% due 05/25/2037 ^	2,084	1,296
1.122% due 05/25/2036	2,546	1,609
1.132% due 07/25/2036 ^	1,973	1,252
1.172% due 08/25/2035 ^	187	155
1.222% due 12/25/2035 ^	1,361	1,135
1.257% due 02/25/2036	21	18
1.322% due 12/25/2036 ^	8,686	5,504
1.737% due 01/25/2036	1,854	1,709
2.608% due 10/25/2035 ^	858	761
2.804% due 06/25/2037	6,204	5,197
4.381% due 06/25/2047	366	326
4.500% due 09/25/2018	1,347	1,377
5.250% due 06/25/2035 ^	43	40
5.500% due 04/25/2035	969	950
5.500% due 10/25/2035 ^	1,003	923
5.500% due 11/25/2035 ^	4,040	3,716
5.500% due 12/25/2035 ^	539	470
5.500% due 01/25/2036	880	801
5.500% due 03/25/2036 ^	104	88
5.750% due 02/25/2035	1,077	1,064
5.750% due 07/25/2035 ^	3,775	3,505
6.000% due 04/25/2036 ^	1,372	1,183
6.000% due 01/25/2037 ^	1,739	1,457
6.000% due 02/25/2037 ^	4,037	3,255
6.000% due 03/25/2037 ^	1,831	1,552
6.000% due 08/25/2037 ^	1,062	887
6.250% due 11/25/2036 ^	984	930
6.500% due 09/25/2037 ^	1,849	1,456
Countrywide Home Loan Mortgage Pass-Through Trust
0.712% due 04/25/2035	700	616
0.742% due 03/25/2035	6,110	4,731
1.082% due 02/25/2035	116	107
1.162% due 02/25/2035	2,150	1,815
1.182% due 09/25/2034	10	9
2.293% due 07/25/2034	367	365
2.566% due 03/25/2037 ^	283	231
2.593% due 02/20/2036 ^	892	836
2.602% due 02/20/2036 ^	1,598	1,406
2.604% due 09/25/2034 ^	50	39
2.642% due 06/20/2035	41	36
2.646% due 11/25/2034	131	125
2.669% due 11/19/2033	42	39
2.711% due 12/25/2033	69	69
2.716% due 10/19/2032	9	8
2.766% due 08/25/2034	299	274
2.766% due 08/25/2034 ^	19	17
2.790% due 06/25/2033	507	502
5.500% due 03/25/2035	624	647
5.500% due 11/25/2035 ^	195	189
5.500% due 07/25/2037 ^	1,220	1,086
5.750% due 07/25/2037 ^	5,904	5,616
6.000% due 02/25/2036 ^	1,031	837
6.000% due 03/25/2036 ^	11	10
Countrywide Home Loan Reperforming REMIC Trust
0.762% due 06/25/2035	2,335	2,049
0.822% due 11/25/2034	66	59
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	25,559	26,146
Credit Suisse First Boston Mortgage Securities Corp.
0.265% due 05/15/2023 (a)	219,000	2,293
0.824% due 03/25/2032	102	95
1.572% due 09/25/2034 ^	557	478
2.265% due 06/25/2033	52	51
2.350% due 07/25/2033	15	15
2.596% due 08/25/2033	51	51
6.000% due 01/25/2036 ^	2,829	2,032
7.000% due 02/25/2034	375	405
Credit Suisse Mortgage Capital Certificates
0.428% due 02/27/2036	936	896
2.380% due 07/27/2037	3,978	3,153
2.577% due 02/26/2036	1,272	1,232

3.151% due 08/27/2046		4,941	4,859
5.383% due 02/15/2040		3,072	3,112
5.467% due 09/16/2039		1,763	1,774
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		1,330	1,163
7.000% due 08/25/2037		1,467	1,109
Deco Pan Europe Ltd.
0.149% due 04/27/2018	EUR	18	19
Deco UK PLC
0.739% due 01/27/2020	GBP	2,198	3,132
0.769% due 01/27/2020		691	966
Deutsche ALT-A Securities, Inc.
0.522% due 08/25/2037 ^		$1,432	1,172
0.542% due 08/25/2036		4,951	3,995
0.572% due 03/25/2037 ^		1,349	988
0.632% due 08/25/2037 ^		1,115	963
0.722% due 04/25/2037		1,057	555
0.752% due 02/25/2036		10,073	8,062
Downey Savings & Loan Association Mortgage Loan Trust
0.662% due 08/19/2045		38	33
1.163% due 03/19/2046 ^		1,467	1,075
EF Hutton Trust
9.950% due 10/20/2018		6	6
EMF-NL BV
0.948% due 07/17/2041	EUR	1,200	1,125
EMF-NL Prime BV
0.748% due 04/17/2041		6,462	6,540
Eurosail BV
1.448% due 10/17/2040		3,672	3,960
First Horizon Alternative Mortgage Securities Trust
2.255% due 03/25/2035		$68	54
2.299% due 04/25/2036 ^		1,231	1,042
2.369% due 01/25/2036 ^		11,226	9,053
2.448% due 06/25/2036		1,409	1,163
6.000% due 08/25/2036 ^		1,855	1,522
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		2,186	1,937
First Horizon Mortgage Pass-Through Trust
2.611% due 02/25/2034		560	557
2.723% due 08/25/2035		528	472
First Republic Mortgage Loan Trust
0.681% due 11/15/2031		754	725
GMAC Mortgage Corp. Loan Trust
3.089% due 06/25/2034		10	10
Granite Mortgages PLC
0.817% due 07/20/2043		179	179
GreenPoint Mortgage Funding Trust
0.692% due 11/25/2045		130	113
0.862% due 06/25/2045		19	17
Greenpoint Mortgage Pass-Through Certificates
2.865% due 10/25/2033		77	76
Grifonas Finance PLC
0.319% due 08/28/2039	EUR	981	780
GS Mortgage Securities Trust
3.135% due 06/10/2046		$310	310
5.374% due 05/17/2045		3,831	3,833
GSMPS Mortgage Loan Trust
0.772% due 03/25/2035		84	73
GSR Mortgage Loan Trust
1.860% due 03/25/2033		25	25
2.311% due 06/25/2034		455	444
2.793% due 09/25/2035		352	355
5.750% due 03/25/2036 ^		677	620
5.750% due 01/25/2037		1,614	1,561
6.000% due 02/25/2036 ^		4,233	3,592
6.000% due 03/25/2037 ^		2,491	2,387
6.000% due 05/25/2037 ^		1,047	981
6.500% due 09/25/2036 ^		720	619
HarborView Mortgage Loan Trust
0.383% due 11/19/2036		278	226
0.453% due 01/19/2036		2,388	1,628
0.582% due 07/19/2046 ^		305	182
0.582% due 11/19/2046 ^		86	65
0.642% due 06/19/2035		122	109
0.682% due 02/19/2036		1,849	1,378
0.712% due 11/19/2035		1,911	1,603
1.152% due 10/19/2035		1,055	892
1.222% due 11/19/2034		1,409	1,124
2.501% due 06/19/2045 ^		4,288	2,706
2.553% due 04/19/2034		15	15
HomeBanc Mortgage Trust
2.296% due 04/25/2037 ^		14,719	9,235
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^		4,697	4,093
Impac CMB Trust
1.082% due 03/25/2035		273	255

Impac Secured Assets Trust
0.592% due 01/25/2037	8,990	7,763
0.772% due 05/25/2036	375	345
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust
5.314% due 01/25/2051	447	506
IndyMac Mortgage Loan Trust
0.582% due 04/25/2037	925	813
0.612% due 09/25/2046	48	40
0.622% due 11/25/2046	735	526
0.672% due 02/25/2037	2,700	1,718
0.722% due 07/25/2035	2,140	1,856
2.605% due 01/25/2036 ^	882	739
2.656% due 10/25/2034	2,485	2,396
2.691% due 12/25/2034	983	939
2.695% due 01/25/2036	2,282	2,143
2.876% due 12/25/2036 ^	89	79
2.881% due 03/25/2037 ^	5,345	4,979
2.899% due 06/25/2037 ^	1,258	935
3.000% due 06/25/2036	1,595	1,307
JPMorgan Alternative Loan Trust
0.562% due 03/25/2037	1,371	1,024
0.572% due 07/25/2036	972	972
0.582% due 09/25/2036	10,928	10,035
0.732% due 06/27/2037	931	766
1.799% due 05/26/2037	9,347	8,398
2.782% due 05/25/2037 ^	2,699	2,244
5.500% due 11/25/2036 ^	1	1
6.310% due 08/25/2036 ^	2,859	2,345
JPMorgan Chase Commercial Mortgage Securities Corp.
5.716% due 02/15/2051	149	155
JPMorgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046	264	262
2.665% due 01/15/2046	264	267
3.414% due 01/15/2046	57	59
5.115% due 07/15/2041	15	15
5.257% due 05/15/2047	6,484	6,584
5.397% due 05/15/2045	11,557	11,679
5.552% due 05/12/2045	276	280
JPMorgan Mortgage Trust
2.104% due 11/25/2033	22	22
2.636% due 11/25/2035	985	939
2.670% due 04/25/2037 ^	110	97
2.683% due 07/25/2035	79	79
2.746% due 02/25/2036 ^	21	19
2.765% due 05/25/2034	248	245
4.388% due 04/25/2036 ^	618	569
5.750% due 01/25/2036 ^	2,039	1,794
6.000% due 08/25/2037 ^	6,108	5,415
6.250% due 07/25/2036 ^	2,618	2,217
6.500% due 01/25/2036 ^	916	812
6.500% due 08/25/2036 ^	4,102	3,515
JPMorgan Resecuritization Trust
2.372% due 05/27/2037	3,661	3,565
2.481% due 06/27/2037	94	95
LB Commercial Mortgage Trust
5.853% due 07/15/2044	10,178	10,553
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039	3,086	3,141
Lehman XS Trust
0.622% due 08/25/2046	4,579	3,735
0.652% due 04/25/2046 ^	5,066	4,008
LMREC, Inc.
2.168% due 02/22/2032	15,000	14,825
Luminent Mortgage Trust
0.662% due 04/25/2036	5,021	3,193
MASTR Adjustable Rate Mortgages Trust
0.431% due 05/25/2047 ^	937	875
0.521% due 05/25/2047 ^	689	437
2.324% due 05/25/2034	427	426
2.582% due 05/25/2034	253	246
2.772% due 11/21/2034	122	125
MASTR Asset Securitization Trust
5.500% due 11/25/2017	3	3
MASTR Seasoned Securitization Trust
3.450% due 10/25/2032	32	31
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.031% due 11/15/2031	194	183
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.771% due 12/15/2030	342	329
Merrill Lynch Alternative Note Asset Trust
0.592% due 02/25/2037	1,086	993
Merrill Lynch Mortgage Investors Trust
0.672% due 11/25/2035	6	5
0.672% due 08/25/2036	11	11
0.802% due 08/25/2035	3,674	3,359
0.848% due 11/25/2029 (a)	3,797	80

1.082% due 06/25/2028		4	4
1.244% due 10/25/2035		797	761
2.175% due 02/25/2036		1,662	1,647
2.289% due 02/25/2033		45	44
2.658% due 03/25/2036 ^		1,856	1,254
2.935% due 05/25/2033		7	7
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.877% due 08/12/2049		258	269
Morgan Stanley Bank of America Merrill Lynch Trust
2.657% due 05/15/2046		130	130
2.825% due 08/15/2045		138	140
3.912% due 07/15/2046		44	46
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046		128	127
Morgan Stanley Capital Trust
5.447% due 02/12/2044		50	51
5.665% due 04/15/2049		77,523	80,470
Morgan Stanley Mortgage Loan Trust
0.682% due 03/25/2036		959	742
2.158% due 06/25/2036		10,193	9,932
2.225% due 06/25/2036		79	77
2.563% due 07/25/2035 ^		284	245
2.566% due 08/25/2034		581	553
2.583% due 07/25/2035		505	463
2.855% due 08/25/2034		60	59
3.146% due 11/25/2037		3,996	3,079
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045		769	791
Mortgages PLC
1.040% due 10/31/2038	GBP	1,954	2,738
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^		$1,085	1,107
Newgate Funding PLC
0.472% due 12/15/2050	EUR	16,924	17,055
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.842% due 04/25/2047		$10,467	6,970
2.716% due 10/25/2035		1,238	1,166
2.975% due 08/25/2035		1,032	1,013
Nomura Resecuritization Trust
2.844% due 12/26/2046		14,497	13,216
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.802% due 12/25/2035		8,116	7,278
5.675% due 12/25/2035		1,342	1,394
Prime Mortgage Trust
0.822% due 02/25/2034		6	5
5.500% due 06/25/2036 ^		363	343
RBSGC Structured Trust
5.500% due 11/25/2035 ^		23,615	20,487
RBSSP Resecuritization Trust
0.461% due 06/27/2036		9,319	5,688
0.461% due 08/27/2037		2,982	2,411
Residential Accredit Loans, Inc. Trust
0.562% due 01/25/2037		2,848	2,356
0.602% due 05/25/2036		3,322	2,602
0.607% due 12/25/2036		207	156
0.672% due 02/25/2036 ^		502	356
0.672% due 08/25/2037		185	146
0.722% due 08/25/2035		1,481	1,155
0.822% due 11/25/2036 ^		693	432
0.822% due 10/25/2045		450	324
1.102% due 12/25/2033		245	231
3.116% due 03/25/2035 ^		1,319	1,152
3.230% due 02/25/2035 ^		1,928	1,579
3.613% due 09/25/2035 ^		1,133	927
3.651% due 12/26/2034 ^		567	471
3.652% due 12/25/2035		6,537	5,677
3.811% due 01/25/2036 ^		4,038	3,280
6.000% due 10/25/2034		5,855	6,170
6.000% due 06/25/2036 ^		671	569
6.500% due 09/25/2037 ^		735	567
Residential Asset Securitization Trust
0.772% due 10/25/2018		12	12
0.822% due 01/25/2046 ^		2,637	1,327
0.872% due 02/25/2034		227	211
1.122% due 10/25/2035 ^		6,389	4,812
5.500% due 09/25/2035 ^		177	155
5.500% due 12/25/2035 ^		462	416
5.750% due 02/25/2036 ^		1,726	1,392
6.000% due 07/25/2036		828	729
6.000% due 03/25/2037 ^		2,259	1,589
6.000% due 07/25/2037 ^		2,021	1,449
6.250% due 07/25/2036 ^		6,369	6,036
Residential Funding Mortgage Securities, Inc. Trust
3.264% due 02/25/2036 ^		1,215	1,106
3.368% due 09/25/2036 ^		100	77
6.000% due 10/25/2036 ^		1,338	1,202
6.500% due 03/25/2032		40	42

RMAC Securities PLC
0.735% due 06/12/2044	GBP	1,137	1,511
Royal Bank of Scotland Capital Funding Trust
5.952% due 02/16/2051		$2,294	2,330
6.044% due 12/16/2049		5,589	5,731
Securitized Asset Sales, Inc.
0.473% due 11/26/2023		42	35
Sequoia Mortgage Trust
0.933% due 11/22/2024		118	118
2.822% due 09/20/2046 ^		185	150
Sovereign Commercial Mortgage Securities Trust
6.009% due 07/22/2030		2,367	2,361
STRIPS Ltd.
5.000% due 03/24/2018		244	44
Structured Adjustable Rate Mortgage Loan Trust
0.642% due 06/25/2037		4,977	4,339
0.742% due 10/25/2035		8,888	7,408
1.657% due 01/25/2035		37	30
2.522% due 01/25/2035		288	266
2.551% due 05/25/2034		537	536
2.570% due 03/25/2034		33	32
2.580% due 04/25/2034		111	112
2.586% due 02/25/2034		46	47
2.655% due 10/25/2036 ^		932	693
2.789% due 09/25/2036 ^		677	441
2.795% due 11/25/2035 ^		10,192	8,677
4.456% due 04/25/2036 ^		1,076	803
Structured Asset Mortgage Investments Trust
0.542% due 08/25/2036		448	341
0.602% due 07/25/2046		5,536	4,424
0.632% due 08/25/2036 ^		2,212	1,700
0.632% due 05/25/2046		353	278
0.652% due 07/19/2035		749	728
0.652% due 05/25/2045		104	91
0.702% due 02/25/2036 ^		716	559
0.722% due 08/25/2036 ^		899	398
0.982% due 07/19/2034		21	21
1.062% due 09/19/2032		6	6
1.102% due 03/19/2034		7	7
1.594% due 02/25/2036 ^		887	757
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.309% due 10/25/2031		23	23
2.339% due 01/25/2032		119	114
2.446% due 03/25/2033		95	94
2.688% due 02/25/2032		6	5
4.740% due 12/25/2034		14	14
5.654% due 03/25/2034		6,216	6,401
Structured Asset Securities Corp. Trust
0.772% due 02/25/2035		58	55
Thornburg Mortgage Securities Trust
1.672% due 06/25/2037 ^		10,683	9,395
2.171% due 10/25/2043		245	240
2.394% due 06/25/2037		46,660	44,766
TIAA Seasoned Commercial Mortgage Trust
5.510% due 08/15/2039		879	882
UBS-Barclays Commercial Mortgage Trust
3.185% due 03/10/2046		86	87
3.244% due 04/10/2046		40	40
UBS-Citigroup Commercial Mortgage Trust
2.432% due 01/10/2045 (a)		40,465	3,151
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048		1,798	1,824
5.713% due 06/15/2049		41,230	42,718
5.749% due 07/15/2045		36,964	37,286
5.952% due 02/15/2051		16,816	17,630
Wachovia Mortgage Loan Trust LLC
2.687% due 03/20/2037 ^		955	921
2.719% due 10/20/2035		3,075	2,991
2.913% due 05/20/2036 ^		2,210	1,955
WaMu Mortgage Pass-Through Certificates Trust
0.652% due 04/25/2045		1,241	1,165
0.682% due 11/25/2045		64	60
0.692% due 12/25/2045		15	14
0.712% due 07/25/2045		322	305
0.712% due 12/25/2045		1,065	972
0.732% due 01/25/2045		3,205	3,042
0.987% due 01/25/2047		304	277
1.007% due 06/25/2047 ^		274	97
1.053% due 12/25/2046		601	550
1.237% due 06/25/2046		1,683	1,580
1.257% due 02/25/2046		135	125
1.257% due 08/25/2046		4,407	3,687
1.457% due 11/25/2042		26	24
1.643% due 08/25/2042		259	247
1.657% due 06/25/2042		615	596

1.867% due 10/25/2036 ^	83	70
2.000% due 05/25/2037	137	117
2.134% due 03/25/2037 ^	73,599	64,647
2.151% due 05/25/2046	216	186
2.151% due 11/25/2046	677	610
2.151% due 12/25/2046	692	640
2.183% due 03/25/2033	117	117
2.205% due 02/25/2037 ^	494	433
2.224% due 07/25/2037 ^	752	645
2.231% due 06/25/2037 ^	3,202	2,811
2.292% due 02/25/2037 ^	382	343
2.337% due 03/25/2036	1,135	1,082
2.408% due 09/25/2036 ^	1,012	920
2.435% due 01/25/2036	2,277	2,265
2.439% due 03/25/2034	8	8
2.443% due 03/25/2035	598	595
2.480% due 12/25/2032	5,692	5,678
2.488% due 08/25/2035	1,221	1,206
2.542% due 10/25/2034	505	510
2.559% due 06/25/2033	228	231
2.563% due 09/25/2033	36	36
3.824% due 12/25/2036 ^	4,593	4,191
6.008% due 10/25/2036 ^	1,869	1,562
Washington Mutual Mortgage Loan Trust
1.439% due 05/25/2041	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
1.027% due 04/25/2047	8,006	5,855
1.122% due 01/25/2036 ^	7,481	5,470
1.197% due 07/25/2046 ^	132	84
2.193% due 02/25/2033	18	17
2.477% due 06/25/2033	99	98
5.500% due 11/25/2035	296	260
5.750% due 11/25/2035 ^	1,924	1,742
6.000% due 10/25/2035 ^	969	744
Wells Fargo Alternative Loan Trust
0.772% due 06/25/2037 ^	4,767	3,386
Wells Fargo Mortgage-Backed Securities Trust
2.644% due 03/25/2035	436	436
2.709% due 04/25/2035	63	63
2.736% due 10/25/2033	598	604
2.736% due 04/25/2036	11	11
2.738% due 05/25/2036 ^	792	756
2.738% due 07/25/2036 ^	4,275	4,161
2.743% due 09/25/2034	1,056	968
2.744% due 04/25/2036 ^	1,195	1,171
2.753% due 02/25/2034	545	552
2.786% due 12/25/2033	5	5
2.808% due 04/25/2036	925	900
5.750% due 03/25/2037 ^	29	28
5.788% due 04/25/2036	368	358
6.000% due 03/25/2037 ^	3,009	2,968
6.000% due 07/25/2037 ^	1,402	1,402

Total Non-Agency Mortgage-Backed Securities (Cost $1,116,215)		1,187,639

ASSET-BACKED SECURITIES 29.3%
ACAS CLO Ltd.
1.670% due 10/25/2025	8,500	8,372
Accredited Mortgage Loan Trust
0.670% due 09/25/2035	2,000	1,970
0.690% due 09/25/2035	1,800	1,673
0.700% due 09/25/2035	600	505
0.702% due 04/25/2036	10,500	9,271
ACE Securities Corp. Home Equity Loan Trust
0.542% due 08/25/2036 ^	3,536	1,311
0.577% due 08/25/2036	22,212	18,635
0.582% due 08/25/2036 ^	1,896	709
0.622% due 12/25/2036	6,590	2,710
1.082% due 11/25/2035	3,000	2,577
1.102% due 09/25/2035	1,506	1,217
1.157% due 08/25/2035	1,518	1,503
1.397% due 11/25/2033	388	365
2.222% due 10/25/2032	1,354	1,327
Aegis Asset-Backed Securities Trust
0.862% due 06/25/2035	1,200	1,120
1.422% due 03/25/2035 ^	738	682
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	6,354	6,365
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.892% due 10/25/2035	2,670	2,609
0.892% due 01/25/2036	11,921	9,985
0.922% due 09/25/2035	2,350	2,166
1.292% due 07/25/2034	642	575
1.442% due 10/25/2034	700	629
1.547% due 11/25/2034	1,003	848
5.325% due 11/25/2035	57	59

Amortizing Residential Collateral Trust
0.921% due 10/25/2031		771	704
Argent Securities Trust
0.532% due 09/25/2036		496	194
0.572% due 06/25/2036		4,437	1,623
0.572% due 07/25/2036		2,737	1,130
0.572% due 09/25/2036		1,170	460
0.582% due 05/25/2036		2,220	803
0.662% due 07/25/2036		2,520	1,064
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.742% due 01/25/2036		3,266	2,530
1.242% due 02/25/2034		1,579	1,426
Asset-Backed Funding Certificates Trust
0.532% due 01/25/2037		4,861	2,997
0.582% due 01/25/2037		2,336	1,451
1.097% due 06/25/2035		3,700	3,561
1.122% due 06/25/2034		763	716
1.422% due 06/25/2037		77	57
1.472% due 03/25/2034		2,434	1,962
1.547% due 12/25/2032		732	706
Asset-Backed Securities Corp. Home Equity Loan Trust
0.852% due 11/25/2035		1,000	977
0.872% due 11/25/2035		1,200	1,087
1.517% due 02/25/2035		1,398	1,144
Bayview Financial Mortgage Pass-Through Trust
5.638% due 11/28/2036		477	476
Bayview Financial Revolving Asset Trust
1.163% due 02/28/2040		205	159
Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036		7,193	5,896
0.582% due 08/25/2036		9,596	8,425
0.592% due 01/25/2037		2,341	2,056
0.622% due 12/25/2036		3,798	3,479
0.662% due 06/25/2047		3,500	3,011
0.822% due 09/25/2046		1,127	970
0.852% due 11/25/2035 ^		2,700	2,641
0.852% due 12/25/2035		500	459
0.902% due 11/25/2035 ^		1,540	1,255
0.912% due 09/25/2035		2,266	1,962
1.072% due 08/25/2035		5,265	5,008
1.102% due 10/25/2035		4,000	3,323
1.172% due 09/25/2035		1,972	1,933
1.382% due 04/25/2035		3,598	3,374
1.422% due 11/25/2042		9	9
5.500% due 08/25/2036		1,065	1,067
5.750% due 11/25/2034 ^		1,706	1,696
6.500% due 10/25/2036 ^		5,556	4,343
Belle Haven ABS CDO Ltd.
0.694% due 11/03/2044		21,498	10,910
0.734% due 11/03/2044		32,232	16,358
Benefit Street Partners CLO Ltd.
1.824% due 07/18/2027		11,100	11,012
1.865% due 04/18/2027		50,000	49,660
BlackRock Senior Income
0.557% due 04/20/2019		429	428
Capital Auto Receivables Asset Trust
1.560% due 07/20/2018		144	144
Carrington Mortgage Loan Trust
0.482% due 01/25/2037		705	513
0.572% due 05/25/2036		1,372	1,327
0.582% due 10/25/2036		1,894	1,114
0.662% due 06/25/2036		3,400	2,304
0.882% due 06/25/2035		1,780	1,730
1.322% due 05/25/2034		2,716	2,537
Cavendish Square Funding PLC
0.197% due 02/11/2055	EUR	837	881
Centex Home Equity Loan Trust
0.722% due 06/25/2036		$3,750	2,934
0.882% due 10/25/2035		800	774
CIFC Funding Ltd.
1.807% due 11/27/2024		22,500	22,203
Citigroup Mortgage Loan Trust, Inc.
0.482% due 07/25/2045		46	32
0.562% due 08/25/2036		6,832	6,410
0.582% due 09/25/2036		24,010	17,705
0.582% due 12/25/2036		3,646	2,243
0.621% due 11/25/2046		909	769
0.662% due 10/25/2036		988	960
0.682% due 03/25/2036		2,648	2,038
Citius Funding Ltd.
0.519% due 05/05/2046 ^		457,206	43,892
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		13,642	15,126
Countrywide Asset-Backed Certificates
0.562% due 08/25/2037		28,776	26,097

0.572% due 07/25/2036		10,986	10,479
0.572% due 01/25/2045		780	770
0.572% due 12/25/2046		8,780	8,392
0.572% due 06/25/2047 ^		21,833	19,610
0.582% due 01/25/2046		1,073	979
0.592% due 06/25/2047		2,728	2,588
0.612% due 06/25/2047		17,820	16,444
0.702% due 09/25/2036		5,508	4,978
0.712% due 06/25/2036		5,000	4,491
0.712% due 08/25/2036		1,400	1,262
0.722% due 06/25/2036		4,600	4,140
0.732% due 09/25/2037 ^		1,687	852
0.762% due 04/25/2036		8,100	7,675
0.762% due 12/25/2036 ^		470	330
0.772% due 04/25/2036		1,900	1,692
0.807% due 11/25/2035		160	155
0.902% due 01/25/2036		5,100	4,671
0.942% due 12/25/2035		2,494	2,469
1.277% due 05/25/2036		5,000	4,295
1.292% due 06/25/2035		4,375	3,931
1.922% due 02/25/2035		4,400	3,857
2.027% due 01/25/2034 ^		1,945	1,842
4.399% due 04/25/2036		1,100	1,111
4.942% due 07/25/2036		896	890
5.049% due 10/25/2046 ^		3,476	3,305
5.397% due 10/25/2032 ^		8,822	7,689
Countrywide Asset-Backed Certificates Trust
0.572% due 10/25/2046 ^		4,494	4,612
0.582% due 03/25/2037		8,530	7,908
0.772% due 04/25/2036		3,194	3,156
0.882% due 05/25/2036		350	305
0.902% due 05/25/2036		8,500	6,079
0.922% due 08/25/2047		6,890	6,804
1.022% due 07/25/2035		9,000	8,766
1.142% due 07/25/2034		1,863	1,733
5.251% due 12/25/2034		4,131	4,127
Credit Suisse First Boston Mortgage Securities Corp.
1.042% due 01/25/2032		7	6
Credit-Based Asset Servicing and Securitization LLC
0.572% due 11/25/2036		1,469	824
0.762% due 07/25/2037		10,410	6,829
1.172% due 04/25/2036		3,039	2,695
3.971% due 03/25/2037 ^		12,351	6,358
4.002% due 01/25/2037 ^		1,691	905
6.780% due 05/25/2035		2,068	2,110
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		271	289
7.790% due 05/25/2030 ^		688	687
Eaton Vance CDO PLC
0.119% due 03/25/2026	EUR	1,745	1,891
Fairbanks Capital Mortgage Loan Trust
1.421% due 05/25/2028		$20	19
Faxtor ABS BV
0.202% due 11/02/2070	EUR	1,431	1,526
Fieldstone Mortgage Investment Trust
0.582% due 11/25/2036		$2,299	1,279
1.157% due 12/25/2035		550	423
First Franklin Mortgage Loan Asset-Backed Certificates
1.247% due 05/25/2034		965	894
First Franklin Mortgage Loan Trust
0.562% due 09/25/2036		2,236	2,125
0.782% due 10/25/2035		10,051	9,435
0.902% due 12/25/2035		5,400	5,138
0.912% due 07/25/2035		300	261
1.247% due 01/25/2035		714	689
1.367% due 03/25/2035		2,900	2,436
1.697% due 07/25/2034		1,453	1,355
Fremont Home Loan Trust
0.552% due 11/25/2036		7,147	3,231
0.572% due 01/25/2037		2,134	1,115
0.662% due 02/25/2037		5,654	3,254
0.672% due 05/25/2036		12,191	7,304
Greywolf CLO Ltd.
1.920% due 04/25/2027		40,000	39,772
GSAA Home Equity Trust
0.702% due 07/25/2037		31,412	11,315
0.872% due 08/25/2037		1,485	1,353
4.999% due 09/25/2035		245	252
GSAMP Trust
0.472% due 12/25/2046		1,780	975
0.522% due 12/25/2046		6,497	3,586
0.572% due 09/25/2036		2,047	978
0.572% due 12/25/2046		4,180	2,325
0.652% due 12/25/2046		804	453
0.662% due 08/25/2036		1,628	1,262
0.682% due 06/25/2036		7,462	5,492
0.692% due 04/25/2036		3,600	2,219
1.292% due 11/25/2034		2,528	2,331

Home Equity Asset Trust
0.702% due 08/25/2036		5,900	5,071
0.912% due 12/25/2035		200	193
2.122% due 05/25/2033		4,819	4,616
Home Equity Loan Trust
0.762% due 04/25/2037		3,000	1,706
Home Equity Mortgage Trust
5.367% due 07/25/2036 ^		276	124
HSI Asset Securitization Corp. Trust
0.532% due 12/25/2036		5,120	2,182
0.592% due 12/25/2036		1,481	633
0.602% due 04/25/2037		26,300	18,123
0.612% due 01/25/2037		2,500	1,519
0.642% due 12/25/2036		10,957	4,732
Huntington CDO Ltd.
0.604% due 11/05/2040		18,621	17,690
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.582% due 07/25/2037		4,196	2,649
0.622% due 07/25/2037		6,171	3,918
0.662% due 04/25/2037		3,391	2,096
Inwood Park CDO Ltd.
0.542% due 01/20/2021		2,655	2,653
IXIS Real Estate Capital Trust
0.652% due 01/25/2037		5,505	2,758
JPMorgan Mortgage Acquisition Corp.
0.612% due 05/25/2035		1,437	1,417
JPMorgan Mortgage Acquisition Trust
0.572% due 07/25/2036		2,397	1,259
0.582% due 07/25/2036 ^		2,160	1,018
0.612% due 03/25/2047		5,800	4,151
6.130% due 07/25/2036 ^		1,719	1,040
L2L Education Loan Trust
0.671% due 06/15/2031		7,794	7,313
Lehman XS Trust
0.572% due 04/25/2037 ^		73	55
0.592% due 01/25/2037		3,088	2,745
0.682% due 05/25/2046 ^		44,519	24,129
Long Beach Mortgage Loan Trust
0.722% due 02/25/2036		2,780	1,576
0.762% due 01/25/2046		5,000	4,098
1.322% due 06/25/2035		1,800	1,677
2.222% due 07/25/2032 ^		254	229
Madison Park Funding Ltd.
1.687% due 01/20/2025		30,000	29,931
Malin CLO BV
0.124% due 05/07/2023	EUR	141	153
MASTR Asset-Backed Securities Trust
0.472% due 10/25/2036		$1,212	521
0.472% due 11/25/2036		83	38
0.572% due 08/25/2036		1,360	655
0.592% due 10/25/2036		6,896	5,974
0.632% due 05/25/2037		3,930	2,921
0.662% due 03/25/2036		5,159	3,195
0.662% due 10/25/2036		1,700	1,085
0.682% due 06/25/2036		14,451	9,529
0.922% due 10/25/2035 ^		1,161	867
Merit Securities Corp.
6.690% due 07/28/2033		392	398
Meritage Mortgage Loan Trust
1.172% due 11/25/2035		614	603
Merrill Lynch Mortgage Investors Trust
0.492% due 04/25/2047		3,207	1,818
0.532% due 08/25/2037		3,155	1,909
0.572% due 08/25/2037		19,039	11,601
0.622% due 01/25/2037		1,332	1,310
0.872% due 02/25/2047		814	560
0.922% due 06/25/2036		703	674
4.144% due 02/25/2037 ^		1,835	383
Monroe Capital BSL CLO Ltd.
1.958% due 05/22/2027		47,000	46,566
Morgan Stanley ABS Capital, Inc. Trust
0.482% due 12/25/2036		5,466	3,229
0.532% due 03/25/2037		2,139	1,093
0.562% due 11/25/2036		14,089	8,785
0.572% due 09/25/2036		13,092	6,070
0.572% due 10/25/2036		29,648	18,449
0.572% due 11/25/2036		4,760	2,856
0.572% due 12/25/2036		1,209	722
0.582% due 09/25/2036		2,507	1,394
0.602% due 02/25/2037		2,741	1,275
0.622% due 02/25/2037		87	48
0.642% due 11/25/2036		7,618	4,803
0.652% due 09/25/2036		3,435	1,936
0.652% due 02/25/2037		3,212	1,505

0.662% due 06/25/2036	1,775	1,198
0.672% due 08/25/2036	185	110
0.672% due 03/25/2037	22,939	11,969
0.762% due 03/25/2037	3,398	1,798
0.782% due 02/25/2037	4,283	2,043
1.222% due 07/25/2037	142	140
1.337% due 03/25/2035	1,100	956
1.412% due 06/25/2035	6,600	5,962
1.472% due 09/25/2033	1,712	1,635
1.472% due 06/25/2035 ^	4,000	2,605
Morgan Stanley Capital, Inc. Trust
0.712% due 01/25/2036	35,844	32,549
Morgan Stanley Dean Witter Capital, Inc. Trust
1.697% due 09/25/2032	5,885	5,816
Morgan Stanley Home Equity Loan Trust
0.522% due 12/25/2036	2,218	1,256
0.772% due 04/25/2037	3,164	1,836
Mountain View Funding CLO Ltd.
0.581% due 04/15/2019	712	708
National Collegiate Student Loan Trust
0.682% due 02/26/2029	3,000	2,809
Nelnet Student Loan Trust
0.430% due 10/25/2033	596	570
0.463% due 05/27/2025	348	335
0.686% due 03/23/2037	341	323
0.953% due 03/25/2026	781	764
1.222% due 04/25/2046	90	90
New Century Home Equity Loan Trust
0.932% due 09/25/2035	3,400	3,092
3.422% due 01/25/2033 ^	978	868
Newcastle CDO Ltd.
0.934% due 12/24/2039	988	973
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.752% due 10/25/2036 ^	5,628	2,349
0.822% due 02/25/2037 ^	604	227
North Carolina State Education Assistance Authority
1.222% due 07/25/2039	1,299	1,261
NovaStar Mortgage Funding Trust
0.572% due 09/25/2036	5,462	2,903
0.592% due 11/25/2036	11,027	5,254
0.632% due 01/25/2037	4,163	1,920
0.672% due 10/25/2036	1,850	955
NZCG Funding Ltd.
1.870% due 04/27/2027	40,000	39,828
OCP CLO Ltd.
1.320% due 04/26/2026	10,000	9,742
OFSI Fund Ltd.
1.657% due 10/18/2026	28,988	28,470
OHA Credit Partners Ltd.
1.437% due 04/20/2025	10,305	10,084
Option One Mortgage Loan Trust
0.552% due 07/25/2037	1,569	964
0.562% due 01/25/2037	10,474	6,063
0.602% due 04/25/2037	1,543	938
0.612% due 01/25/2036	601	587
0.642% due 01/25/2037	1,331	780
0.662% due 04/25/2037	1,649	986
0.672% due 03/25/2037	841	493
0.672% due 07/25/2037	2,124	1,328
Ownit Mortgage Loan Trust
0.572% due 05/25/2037	3,213	2,259
3.426% due 12/25/2036	1,042	649
Panhandle-Plains Higher Education Authority, Inc.
1.742% due 10/01/2035	5,489	5,491
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.892% due 09/25/2035	2,400	2,254
0.952% due 07/25/2035	3,800	3,414
1.502% due 03/25/2035	1,000	920
1.667% due 01/25/2036	1,000	905
2.222% due 12/25/2034	754	660
People’s Choice Home Loan Securities Trust
1.367% due 05/25/2035 ^	5,300	3,903
People’s Financial Realty Mortgage Securities Trust
0.562% due 09/25/2036	3,049	1,233
RAAC Trust
0.722% due 06/25/2044	952	817
0.762% due 02/25/2036	800	725
0.762% due 08/25/2036	3,510	3,116
1.102% due 05/25/2044	6,124	5,760
1.971% due 06/25/2035	4,300	4,176
Renaissance Home Equity Loan Trust
0.922% due 12/25/2033	25	23
4.341% due 09/25/2037	7,297	5,895
5.612% due 04/25/2037	3,952	2,132
Residential Asset Mortgage Products Trust
0.582% due 12/25/2036	704	681

0.612% due 02/25/2036		2,899	2,843
0.622% due 03/25/2036		1,091	1,089
0.722% due 03/25/2036		12,900	11,347
0.922% due 09/25/2035		460	426
0.982% due 06/25/2032		7	7
Residential Asset Securities Corp. Trust
0.572% due 07/25/2036		13,326	11,849
0.572% due 08/25/2036		1,699	1,646
0.572% due 09/25/2036		371	366
0.572% due 01/25/2037		1,394	1,290
0.592% due 11/25/2036		1,415	1,250
0.602% due 04/25/2036		1,501	1,424
0.672% due 08/25/2036		6,600	5,772
0.672% due 04/25/2037		15,500	14,308
0.692% due 04/25/2036		753	727
0.692% due 07/25/2036		3,000	1,897
0.692% due 05/25/2037		800	735
0.792% due 03/25/2036		252	226
0.862% due 11/25/2035		3,300	2,997
0.882% due 09/25/2035		12,200	11,287
1.097% due 02/25/2035		1,639	1,568
1.112% due 08/25/2035		2,000	1,640
1.247% due 07/25/2034		754	677
1.262% due 12/25/2034		1,444	1,389
5.510% due 04/25/2033		3,934	4,140
6.228% due 04/25/2032		176	179
7.279% due 04/25/2032		582	593
SACO, Inc.
0.822% due 04/25/2035		6	5
Saxon Asset Securities Trust
0.592% due 10/25/2046		3,611	2,979
1.217% due 03/25/2035 ^		1,599	1,461
Securitized Asset-Backed Receivables LLC Trust
0.672% due 03/25/2036		3,952	2,399
1.187% due 02/25/2034		2,423	2,268
SG Mortgage Securities Trust
0.572% due 10/25/2036		5,100	3,097
0.632% due 10/25/2036		2,300	1,342
0.692% due 02/25/2036		7,689	4,143
Sierra Madre Funding Ltd.
0.649% due 09/07/2039		68,595	54,876
0.669% due 09/07/2039		159,945	127,556
SLC Student Loan Trust
0.762% due 05/15/2028		74	73
SLM Private Education Loan Trust
0.931% due 08/15/2022		152	151
1.081% due 10/16/2023		194	194
1.431% due 08/15/2023		77	77
1.731% due 12/15/2023		8	8
1.731% due 08/15/2025		161	161
1.850% due 06/17/2030		653	636
2.081% due 06/15/2045		473	477
3.581% due 05/16/2044		2,376	2,455
SLM Student Loan Trust
0.132% due 12/15/2023	EUR	9,471	9,955
0.420% due 04/25/2025		$59	58
0.490% due 07/25/2025		128	108
0.870% due 10/25/2017		1	1
0.870% due 10/26/2026		630	622
1.520% due 07/27/2026		105	106
1.620% due 01/25/2018		440	440
1.820% due 04/25/2023		11,877	11,896
1.922% due 06/25/2043		103	90
1.922% due 09/25/2043		104	97
2.222% due 11/25/2043		141	126
Soundview Home Loan Trust
0.532% due 02/25/2037		5,481	2,326
0.682% due 02/25/2037		3,353	1,454
0.702% due 10/25/2036		6,675	5,747
0.772% due 03/25/2036		5,400	4,309
1.247% due 06/25/2035		96	88
1.372% due 09/25/2037		4,991	4,039
1.372% due 10/25/2037		10,999	7,666
Specialty Underwriting & Residential Finance Trust
0.542% due 03/25/2037		1,752	921
0.572% due 09/25/2037		6,079	2,744
0.722% due 12/25/2036		6,906	5,382
0.812% due 12/25/2036		500	415
Structured Asset Investment Loan Trust
0.572% due 09/25/2036		106	85
0.582% due 05/25/2036		909	755
1.142% due 02/25/2035		1,900	1,804
1.142% due 10/25/2035		1,000	785
1.322% due 09/25/2034		1,141	1,097
1.322% due 01/25/2035		2,965	2,931
1.352% due 01/25/2035		7,500	6,562

1.397% due 01/25/2035		1,713	1,230
1.547% due 01/25/2035		606	149
1.802% due 04/25/2033		100	84
1.997% due 01/25/2035		684	98
2.147% due 01/25/2035 ^		950	47
Structured Asset Securities Corp.
1.082% due 02/25/2035		2,776	2,438
Structured Asset Securities Corp. Mortgage Loan Trust
0.592% due 12/25/2036		6,314	5,607
0.742% due 05/25/2037		2,951	2,712
Structured Asset Securities Corp. Trust
0.882% due 09/25/2035		11,700	8,901
Talon Funding Ltd.
0.942% due 06/05/2035		4,378	2,868
Terwin Mortgage Trust
1.362% due 12/25/2034		84	82
4.300% due 09/25/2036		286	296
4.849% due 08/25/2036		242	249
Tralee CLO Ltd.
1.667% due 07/20/2026		25,900	25,540
Triaxx Prime CDO Ltd.
0.688% due 10/02/2039		57,308	49,917
Voya CLO Ltd.
0.567% due 12/13/2020		843	841
Washington Mutual Asset-Backed Certificates Trust
0.662% due 05/25/2036		2,934	2,103
Wells Fargo Home Equity Asset-Backed Securities Trust
0.682% due 05/25/2036		2,000	1,889
0.882% due 11/25/2035		1,400	1,353
1.052% due 11/25/2035		3,000	2,711
1.472% due 02/25/2035		3,600	3,282
World Financial Network Credit Card Master Trust
0.910% due 03/16/2020		440	440

Total Asset-Backed Securities (Cost $1,527,396)			1,697,448

SOVEREIGN ISSUES 3.6%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	200	220
4.750% due 06/04/2018		600	690
4.950% due 02/11/2020		300	352
Italy Buoni Poliennali Del Tesoro
4.000% due 02/01/2037		8,950	12,139
4.750% due 09/01/2044		750	1,153
5.000% due 09/01/2040		4,200	6,498
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025	NZD	16,562	11,086
3.000% due 09/20/2030		4,411	3,229
Republic of Greece Government International Bond
3.000% due 02/24/2029	EUR	300	211
3.000% due 02/24/2031		300	203
3.000% due 02/24/2032		900	593
3.000% due 02/24/2033		800	524
3.000% due 02/24/2035		300	190
3.000% due 02/24/2037		1,100	670
3.000% due 02/24/2038		1,100	684
3.000% due 02/24/2039		1,100	687
3.000% due 02/24/2040		1,100	687
3.000% due 02/24/2041		1,100	687
3.000% due 02/24/2042		1,100	688
3.375% due 07/17/2017		1,500	1,539
4.500% due 11/08/2016	JPY	3,110,000	24,581
4.750% due 04/17/2019	EUR	21,200	21,200
5.000% due 08/22/2016	JPY	524,200	4,209
Slovenia Government International Bond
4.625% due 09/09/2024	EUR	8,600	11,718
4.700% due 11/01/2016		62,600	70,672
5.250% due 02/18/2024		$21,700	23,992
5.500% due 10/26/2022		8,200	9,183
5.850% due 05/10/2023		1,200	1,369

Total Sovereign Issues (Cost $221,592)			209,654

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (e)		3,500	4,054

Total Convertible Preferred Securities (Cost $4,179)			4,054

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
8.500% due 05/15/2016 (e)	245,566	6,329

Total Preferred Securities (Cost $6,557)		6,329

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (g) 0.1%		5,105

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
0.150% due 01/07/2016 - 01/28/2016 (b)(h)(l)	$7,782	7,782

Total Short-Term Instruments (Cost $12,887)		12,887

Total Investments in Securities (Cost $7,349,208)		7,585,489

	SHARES
INVESTMENTS IN AFFILIATES 1.8%
SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III	10,782,209	106,464

Total Short-Term Instruments (Cost $106,464)		106,464

Total Investments in Affiliates (Cost $106,464)		106,464

Total Investments 132.7% (Cost $7,455,672)		$7,691,953
Financial Derivative Instruments (i)(k) 8.4% (Cost or Premiums, net $(26,685))		483,754
Other Assets and Liabilities, net (41.1%)		(2,380,557)

Net Assets 100.0%		$5,795,150

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$30,000	$29,406	0.51%
Hellenic Republic	3.930	03/30/2016	06/17/2014	10,716	8,467	0.14

				$40,716	$37,873	0.65%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$5,105	Fannie Mae 2.170% due 10/17/2022	$(5,209)	$5,105	$5,105

Total Repurchase Agreements						$(5,209)	$5,105	$5,105

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.450%	11/06/2015	02/05/2016	$(86,700)	$(86,764)
	0.450	11/09/2015	02/05/2016	(20,125)	(20,139)
	0.450	11/16/2015	02/05/2016	(4,316)	(4,319)
BOS	0.450	12/22/2015	04/07/2016	(3,096)	(3,097)
	0.650	12/09/2015	01/25/2016	(4,126)	(4,128)
	0.700	12/09/2015	01/08/2016	(26,867)	(26,880)
	1.250	12/24/2015	01/05/2016	(45,377)	(45,395)
BSN	0.420	11/16/2015	01/05/2016	(7,114)	(7,118)
	0.470	11/16/2015	01/11/2016	(2,845)	(2,847)
	0.500	11/24/2015	01/12/2016	(19,051)	(19,061)
DEU	0.450	01/04/2016	01/21/2016	(124,839)	(124,839)
GRE	0.520	01/04/2016	02/04/2016	(70,640)	(70,640)
	0.580	12/01/2015	01/19/2016	(7,382)	(7,386)
	0.600	11/20/2015	01/20/2016	(23,899)	(23,917)
	0.800	12/01/2015	01/04/2016	(113,563)	(113,649)
	0.900	12/10/2015	01/14/2016	(13,227)	(13,235)
	0.950	12/08/2015	01/19/2016	(73,456)	(73,509)
	0.950	12/10/2015	01/14/2016	(11,945)	(11,952)
	0.950	12/23/2015	01/05/2016	(50,424)	(50,440)
	1.050	12/22/2015	01/05/2016	(3,644)	(3,645)
	1.100	12/22/2015	01/05/2016	(32,718)	(32,731)
JPS	0.350	11/06/2015	01/06/2016	(34,310)	(34,330)
	0.480	11/10/2015	01/11/2016	(65,077)	(65,124)
	0.650	12/01/2015	01/04/2016	(115,988)	(116,059)
	0.700	12/01/2015	01/12/2016	(6,528)	(6,533)
NXN	0.260	10/05/2015	01/05/2016	(30,993)	(31,013)
	0.270	10/06/2015	01/06/2016	(95,287)	(95,352)
	0.270	10/07/2015	01/07/2016	(25,606)	(25,623)
	0.270	10/26/2015	01/07/2016	(40,740)	(40,761)
	0.280	10/09/2015	01/11/2016	(78,934)	(78,987)
	0.300	10/14/2015	01/14/2016	(9,292)	(9,299)
	0.310	10/20/2015	01/20/2016	(223,678)	(223,824)
	0.320	10/16/2015	01/19/2016	(20,938)	(20,953)
	0.340	10/19/2015	02/19/2016	(111,739)	(111,820)
RDR	0.560	11/27/2015	01/20/2016	(7,741)	(7,746)
SGY	0.500	01/04/2016	01/14/2016	(115,547)	(115,547)

Total Reverse Repurchase Agreements					$(1,728,662)

(2)	As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(1,216,895) at a weighted average interest rate of 0.254%.

Short Sales:

Short Sales on U.S. Government Agencies*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	01/01/2046	$130,700	$(130,747)	$(130,665)
Fannie Mae, TBA	3.500	01/01/2046	31,100	(31,912)	(32,079)
Fannie Mae, TBA	3.500	02/01/2046	89,700	(92,245)	(92,331)
Fannie Mae, TBA	4.000	01/01/2046	218,100	(230,735)	(230,747)
Fannie Mae, TBA	4.000	02/01/2046	331,600	(349,903)	(350,181)
Fannie Mae, TBA	4.500	01/01/2046	12,600	(13,602)	(13,606)
Fannie Mae, TBA	4.500	02/01/2046	48,700	(52,438)	(52,509)

Total Short Sales				$(901,582)	$(902,118)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $1,723,476 and cash of $1,810 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$109.000	02/19/2016	1,400	$12	$11
Put - CBOT U.S. Treasury 5-Year Note March Futures	110.000	02/19/2016	1,600	14	12

				$26	$23

Total Purchased Options				$26	$23

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	9,091	$(3,916)	$0	$(341)
90-Day Eurodollar June Futures	Short	06/2016	2,183	(736)	0	(54)
90-Day Eurodollar March Futures	Short	03/2017	1,571	(996)	0	(59)
90-Day Eurodollar September Futures	Short	09/2016	1,847	(1,051)	0	(46)
Australia Government 10-Year Bond March Futures	Long	03/2016	86	30	0	(82)
Canada Government 10-Year Bond March Futures	Long	03/2016	25	50	3	(1)
Euro-BTP Italy Government Bond March Futures	Short	03/2016	57	89	0	(41)
Euro-Bund 10-Year Bond March Futures	Long	03/2016	995	539	44	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	3,009	(710)	423	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	410	211	0	(122)
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	44	(10)	0	(22)

Total Futures Contracts				$(6,500)	$470	$(768)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$50,391	$1,982	$(19)	$49	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	116,900	1,633	(548)	195	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	27,600	162	(13)	4	0

				$3,777	$(580)	$248	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017	$		2,526,300	$(579)	$9,693	$0	$(386)
Receive	3-Month USD-LIBOR	1.750	12/14/2017			1,416,900	(4,130)	6,222	0	(107)
Receive	3-Month USD-LIBOR	1.500	12/16/2017			2,312,200	(16,908)	13,739	0	(510)
Receive	3-Month USD-LIBOR	1.250	06/15/2018			1,702,600	5,985	2,784	0	(169)
Receive	3-Month USD-LIBOR	1.750	12/16/2018			1,335,200	(14,404)	4,757	0	(633)
Receive	3-Month USD-LIBOR	2.000	12/16/2020			1,814,300	(26,691)	(31,711)	0	(3,281)
Pay	3-Month USD-LIBOR	2.000	12/16/2020			1,249,700	16,979	(16,898)	1,946	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022			225,900	(4,401)	150	0	(564)
Receive	3-Month USD-LIBOR	2.300	12/03/2025			103,800	(1,028)	440	0	(363)
Receive	3-Month USD-LIBOR	2.500	12/16/2025			525,600	(16,144)	(20,232)	0	(2,182)
Receive	3-Month USD-LIBOR	2.250	06/15/2026			65,100	437	(131)	0	(234)
Receive	3-Month USD-LIBOR	2.750	12/16/2045			367,600	(7,426)	6,580	0	(3,109)
Receive	6-Month GBP-LIBOR	2.050	09/23/2019		GBP	80,000	(3,141)	531	98	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020			9,500	(157)	20	15	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022			82,000	(2,439)	794	245	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046			17,800	(522)	945	193	0
Pay	28-Day MXN-TIIE	5.405	11/19/2020		MXN	100,000	(22)	(22)	7	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021			180,700	(185)	(111)	16	0
Pay	28-Day MXN-TIIE	5.780	09/29/2022			983,400	(506)	(497)	119	0
Pay	28-Day MXN-TIIE	7.740	05/29/2024			14,900	16	(2)	0	0
Pay	28-Day MXN-TIIE	7.650	05/30/2024			103,200	89	(13)	3	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025			21,600	(41)	(41)	3	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025			292,600	74	(232)	41	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025			96,700	38	(22)	5	0

							$(75,106)	$(23,257)	$2,691	$(11,538)

Total Swap Agreements							$(71,329)	$(23,837)	$2,939	$(11,538)

(j)	Securities with an aggregate market value of $163,220 and cash of $13,294 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	40,211		$10,298	$134	$0
	01/2016	JPY	21,409,759		174,489	0	(3,637)
	01/2016	NZD	22,334		14,562	0	(713)
	01/2016		$81,150	AUD	114,093	1,989	0
	01/2016		10,300	BRL	40,211	0	(136)
	01/2016		28,900	CAD	40,137	107	0
	01/2016		4,760	KRW	5,397,344	0	(170)
	02/2016	AUD	114,093		$80,996	0	(1,992)
	02/2016	CAD	40,137		28,903	0	(105)
	05/2016	BRL	138,929		39,615	5,864	0
	05/2016	ZAR	27,846		1,882	124	0
	06/2016	EUR	475,695		651,140	131,759	0
	06/2016		$521,195	EUR	475,695	3,248	(5,063)
	10/2016	CNH	917,527		$140,456	4,679	0
BPS	01/2016	BRL	49,128		12,440	22	0
	01/2016		$12,582	BRL	49,128	0	(164)
	01/2016		13,559	EUR	12,661	200	0
	01/2016		4,081	KRW	4,627,038	0	(146)
	07/2016	BRL	226,329		$62,922	9,013	0
	08/2016	CNH	218,361		33,000	546	0
	01/2017	BRL	252,000		91,586	34,855	0
	07/2017		418,000		143,495	54,777	0
BRC	01/2016		1,558,054		399,010	5,189	0
	01/2016		$415,404	BRL	1,558,054	0	(21,583)
	01/2016		18,020	KRW	20,431,076	0	(645)
	06/2016	EUR	79,862		$109,814	22,584	0
CBK	01/2016	BRL	1,317,614		331,559	0	(1,488)
	01/2016	EUR	2,274		2,475	4	0
	01/2016		$337,435	BRL	1,317,614	0	(4,388)
	01/2016		1,757	EUR	1,618	2	0
	02/2016	SEK	12,260		$1,415	0	(39)
	02/2016	SGD	10		7	0	0
	02/2016		$80,823	AUD	115,051	2,862	0
	02/2016		328,067	BRL	1,317,614	1,705	0
	02/2016		2,626	INR	177,549	37	0
	03/2016	MXN	33,776		$1,937	0	(13)
DUB	01/2016	BRL	155,052		39,420	228	0
	01/2016	GBP	85,651		129,119	2,853	0
	01/2016		$39,684	BRL	155,052	0	(492)
	01/2016		69,532	KRW	79,059,051	0	(2,299)
	02/2016	EUR	85,591		$115,180	22,102	0
	06/2016		42,993		58,461	11,553	(31)
	06/2016		$57,988	EUR	42,993	0	(11,050)
	10/2016	JPY	14,171,622		$200,296	81,277	0
FBF	01/2016	BRL	38,318		9,800	115	0
	01/2016		$9,813	BRL	38,318	0	(128)
	01/2016		3,630	KRW	4,126,815	0	(121)
GLM	01/2016	AUD	114,093		$82,375	0	(764)
	01/2016		$28,895	EUR	26,609	22	0
	01/2016		9,873	KRW	11,187,636	0	(359)
HUS	01/2016	CNH	193,763		$29,673	288	0
	01/2016	EUR	28,579		30,456	0	(602)
	01/2016		$4,095	CNH	27,047	7	0
	01/2016		4,081	KRW	4,627,168	0	(146)
	02/2016	DKK	5,035		$728	0	(6)
	02/2016	HKD	12,085		1,560	0	0
	02/2016	NOK	2,440		283	8	0
	08/2016	CNH	331,413		50,100	843	0
	10/2016		4,917		752	24	0
	01/2021	BRL	10,311		1,590	96	0
JPM	01/2016		88,618		22,580	180	0
	01/2016	CAD	40,137		30,121	1,114	0
	01/2016	KRW	166,809,780		141,821	0	(36)
	01/2016		$22,695	BRL	88,618	0	(295)
	01/2016		12,725	CNH	81,357	0	(387)
	01/2016		2,291	EUR	2,102	4	(11)
	01/2016		174,700	JPY	21,409,759	3,425	0
	01/2016		9,811	KRW	11,105,219	0	(367)
	02/2016	AUD	171		$120	0	(4)
	02/2016	JPY	21,409,759		174,814	0	(3,451)
	02/2016	NZD	22,334		15,272	23	0
	02/2016		$53,091	BRL	208,877	0	(814)
	02/2016		7,180	EUR	6,534	0	(73)
	02/2016		261,978	JPY	32,237,500	6,443	0
	05/2016	BRL	188,362		$53,436	7,676	0
MSB	01/2016		$125,273	GBP	84,616	0	(532)
	01/2016		4,976	KRW	5,640,296	0	(179)
	02/2016	GBP	84,616		$125,281	530	0
	02/2016		$54,316	BRL	213,603	6	(861)
	02/2016		24,967	CAD	33,154	0	(1,005)
	05/2016	BRL	46,838		$13,293	1,914	0
	06/2016	EUR	110,976		152,631	31,472	0
	06/2016		$120,720	EUR	110,976	439	0
	01/2017	BRL	195,000		$70,793	26,894	0
NAB	06/2016	EUR	236,795		325,157	66,574	0
	06/2016		$130,893	EUR	120,761	1,009	0
	07/2016	EUR	169,278		$229,643	44,530	0
	07/2016		$186,082	EUR	169,278	0	(969)
NGF	01/2016		18,020	KRW	20,439,185	0	(638)
	03/2016	MXN	473,709		$27,174	0	(178)
SCX	01/2016	CNH	823,442		125,435	555	0
	02/2016	TWD	2,028,655		62,384	905	0
	08/2016	CNH	160,817		24,300	397	0
SOG	08/2016		56,202		8,500	147	0
UAG	01/2016	EUR	12,137		13,257	67	0
	01/2016	GBP	1,270		1,914	42	0
	01/2016		$3,480	GBP	2,305	0	(82)
	02/2016	ILS	1,106		$284	0	(1)
	02/2016		$13,267	EUR	12,137	0	(68)
	02/2016		1,225	GBP	827	0	(5)
	08/2016	CNH	46,270		$7,000	123	0
	10/2016		1,389,439		212,566	6,955	0
	01/2017	BRL	170,000		61,195	22,924	0
	07/2017		551,000		192,800	75,854	0

Total Forward Foreign Currency Contracts						$699,318	$(66,236)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.050	01/08/2016	EUR	44,800	$431	$1
BPS	Put - OTC EUR versus USD		1.050	01/08/2016		45,800	453	1
	Put - OTC USD versus CNH	CNH	6.434	08/17/2016		$33,000	211	172
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		48,400	277	265
	Put - OTC USD versus CNH		6.442	08/17/2016		33,000	173	181
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		70,565	1,908	2,155
	Call - OTC USD versus CNH		7.400	02/02/2016		70,565	420	6
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		8,500	46	47
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		74,101	1,558	1,290
	Call - OTC USD versus CNH		7.500	02/02/2016		74,101	406	4

							$5,883	$4,122

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$307,300	$589	$58
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	300	1	0
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	252,300	12,577	5,305
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	179,800	8,975	4,032
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	57,000	1,562	657
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	897,900	988	0
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	1,920,100	4,512	19
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	1,885,900	4,903	60
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	754,400	5,459	2,902

							$39,566	$13,033

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae 4.500% due 01/01/2046	$120.000	01/06/2016	$115,000	$4	$0
MYI	Call - OTC Fannie Mae 3.000% due 01/01/2046	111.250	01/06/2016	255,600	10	0
	Call - OTC Fannie Mae 3.500% due 01/01/2046	113.000	01/06/2016	219,000	8	0
	Call - OTC Fannie Mae 4.000% due 02/01/2046	113.375	02/04/2016	531,000	21	0

					$43	$0

Total Purchased Options					$45,492	$17,155

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$24,700	$(44)	$(21)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	82,500	(146)	(69)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	33,500	(57)	(54)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.250	03/16/2016	13,400	(30)	(13)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	13,200	(29)	(11)
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	64,300	(39)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	64,300	(122)	(98)
JPM	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	01/20/2016	24,500	(47)	(5)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	02/17/2016	108,300	(228)	(100)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.200	02/17/2016	24,500	(51)	(13)

						$(793)	$(384)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.103	01/08/2016	EUR	44,800	$(431)	$(34)
	Call - OTC USD versus BRL	BRL	4.250	03/17/2016		$1,710	(39)	(44)
BPS	Call - OTC EUR versus USD		$1.102	01/08/2016	EUR	45,800	(453)	(38)
	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		$33,000	(409)	(412)
CBK	Call - OTC USD versus RUB	RUB	71.500	02/18/2016		31,100	(638)	(1,238)
FBF	Call - OTC USD versus BRL	BRL	4.250	03/17/2016		38,470	(869)	(984)
HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		48,400	(573)	(619)
	Call - OTC USD versus CNH		6.975	08/17/2016		33,000	(384)	(418)
JPM	Call - OTC EUR versus USD		$1.130	03/04/2016	EUR	57,200	(456)	(230)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$38,412	(1,233)	(1,959)
	Call - OTC USD versus BRL		4.250	03/17/2016		47,320	(1,140)	(1,211)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		141,130	(1,488)	(137)
SOG	Call - OTC USD versus CNH		6.976	08/17/2016		8,500	(99)	(108)
	Call - OTC USD versus RUB	RUB	72.500	03/01/2016		30,000	(611)	(1,113)
	Call - OTC USD versus RUB		79.000	04/08/2016		28,900	(454)	(615)
UAG	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		148,202	(1,359)	(80)

							$(10,636)	$(9,240)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$33,100	$(66)	$(1)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200	07/29/2016	773,300	(9,472)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	65,500	(589)	(207)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	195,500	(3,569)	(944)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	237,300	(4,897)	(1,045)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	322,300	(5,602)	(1,369)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	11,700	(111)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	57,000	(1,573)	(1,019)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	1,887,300	(3,963)	(52)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	1,885,900	(3,960)	(140)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530	02/29/2016	612,800	(7,526)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	1,057,900	(18,140)	(4,095)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	182,700	(2,060)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	171,500	(5,454)	(3,165)

							$(66,982)	$(12,037)

Total Written Options							$(78,411)	$(21,661)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
JPM	CenturyLink, Inc.	(1.000%)	09/20/2019	3.199%	$5,000	$198	$179	$377	$0

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.456%		$16,600	$306	$(14)	$292	$0
	Berkshire Hathaway, Inc.	1.000	09/20/2019	0.518		16,700	488	(189)	299	0
	Berkshire Hathaway, Inc.	1.000	03/20/2023	0.970		3,000	(115)	122	7	0
	China Government International Bond	1.000	03/20/2019	0.732		62,300	227	323	550	0
	Italy Government International Bond	1.000	06/20/2019	0.691		46,000	(89)	589	500	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		3,400	15	(33)	0	(18)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	2,500	(21)	18	0	(3)
BPS	Volkswagen International Finance NV	1.000	12/20/2016	1.169		3,200	(42)	38	0	(4)
BRC	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.456		$46,000	838	(28)	810	0
	Berkshire Hathaway, Inc.	1.000	09/20/2019	0.518		13,700	401	(155)	246	0
	China Government International Bond	1.000	03/20/2019	0.732		69,100	300	310	610	0
	Goldman Sachs Group, Inc.	1.000	12/20/2017	0.418		18,500	(740)	959	219	0
	Italy Government International Bond	1.000	12/20/2019	0.747		22,700	(11)	240	229	0
	MetLife, Inc.	1.000	09/20/2019	0.640		29,200	553	(160)	393	0
	Qatar Government International Bond	1.000	06/20/2019	0.685		40,000	799	(356)	443	0
	Russia Government International Bond	1.000	03/20/2016	1.528		6,200	(61)	56	0	(5)
	Spain Government International Bond	1.000	03/20/2019	0.620		10,300	(97)	224	127	0
CBK	Brazil Government International Bond	1.000	12/20/2016	2.151		8,700	(124)	30	0	(94)
	Brazil Government International Bond	1.000	03/20/2017	2.653		16,100	(181)	(134)	0	(315)
	China Government International Bond	1.000	03/20/2019	0.732		114,300	651	358	1,009	0
	DISH DBS Corp.	5.000	09/20/2021	3.357		7,500	647	(25)	622	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		30,000	(36)	(124)	0	(160)
	Portugal Government International Bond	1.000	03/20/2016	0.272		29,900	(192)	252	60	0
	Teck Resources Ltd.	1.000	09/20/2019	16.750		9,000	(144)	(3,532)	0	(3,676)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	900	(8)	7	0	(1)
DUB	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.456		$45,000	709	83	792	0
	Berkshire Hathaway, Inc.	1.000	09/20/2020	0.652		36,400	(465)	1,055	590	0
	Brazil Government International Bond	1.000	12/20/2016	2.151		1,200	(18)	5	0	(13)
	Community Health Systems, Inc.	5.000	06/20/2021	5.953		10,000	803	(1,206)	0	(403)
	Ford Motor Co.	5.000	03/20/2019	0.774		9,800	1,825	(502)	1,323	0
	General Electric Capital Corp.	1.000	06/20/2016	0.091		53,500	800	(547)	253	0
	General Electric Capital Corp.	1.000	03/20/2019	0.285		6,900	81	78	159	0
	Italy Government International Bond	1.000	06/20/2016	0.173		90,200	923	(533)	390	0
	Italy Government International Bond	1.000	03/20/2019	0.656		10,000	(197)	310	113	0
	Italy Government International Bond	1.000	06/20/2019	0.691		196,900	502	1,637	2,139	0
	Italy Government International Bond	1.000	09/20/2019	0.721		42,800	232	217	449	0
	JPMorgan Chase & Co.	1.000	03/20/2019	0.518		1,950	38	(8)	30	0
	MetLife, Inc.	1.000	03/20/2019	0.545		51,800	473	292	765	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		8,900	39	(86)	0	(47)
	Prudential Financial, Inc.	1.000	03/20/2019	0.540		16,000	180	59	239	0
	Spain Government International Bond	1.000	06/20/2016	0.196		86,400	1,158	(794)	364	0
FBF	Berkshire Hathaway, Inc.	1.000	09/20/2019	0.518		15,000	439	(170)	269	0
	Caterpillar Financial Services Corp.	1.000	06/20/2019	0.749		2,500	64	(42)	22	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		13,200	41	(111)	0	(70)
GST	Berkshire Hathaway, Inc.	1.000	09/20/2018	0.397		37,400	1,057	(435)	622	0
	Brazil Government International Bond	1.000	12/20/2016	2.151		25,800	(383)	105	0	(278)
	California State General Obligation Bonds, Series 2003	1.000	09/20/2019	0.632		21,800	594	(298)	296	0
	Citigroup, Inc.	1.000	03/20/2019	0.575		16,000	165	56	221	0
	Continental Resources, Inc.	1.000	06/20/2016	3.263		5,800	74	(134)	0	(60)
	MetLife, Inc.	1.000	09/20/2019	0.640		15,200	295	(90)	205	0
	Mexico Government International Bond	1.000	03/20/2019	1.273		14,500	120	(238)	0	(118)
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2019	0.402		6,800	195	(46)	149	0
	Portugal Government International Bond	1.000	03/20/2016	0.272		35,600	(181)	252	71	0
	Spain Government International Bond	1.000	03/20/2019	0.620		20,600	(185)	440	255	0
	Spain Government International Bond	1.000	03/20/2020	0.736		16,000	122	56	178	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	2,550	(34)	30	0	(4)
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		100	(2)	1	0	(1)
HUS	Italy Government International Bond	1.000	03/20/2019	0.656		$20,700	(438)	671	233	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		59,200	107	(423)	0	(316)
	Mexico Government International Bond	1.000	03/20/2019	1.273		33,500	252	(525)	0	(273)
	Qatar Government International Bond	1.000	03/20/2016	0.356		2,000	(1)	5	4	0
	Qatar Government International Bond	1.000	06/20/2016	0.356		1,000	(7)	10	3	0
JPM	China Government International Bond	1.000	03/20/2019	0.732		5,550	34	15	49	0
	Ford Motor Co.	5.000	03/20/2019	0.774		10,200	1,902	(525)	1,377	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		4,700	14	(39)	0	(25)
	Mexico Government International Bond	1.000	03/20/2019	1.273		29,800	224	(467)	0	(243)
	Qatar Government International Bond	1.000	03/20/2016	0.356		1,500	(6)	9	3	0
	Qatar Government International Bond	1.000	06/20/2019	0.685		16,300	334	(154)	180	0
	Spain Government International Bond	1.000	03/20/2020	0.736		30,700	212	129	341	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	1,100	(10)	8	0	(2)
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		1,000	(23)	17	0	(6)
MYC	Berkshire Hathaway, Inc.	1.000	09/20/2019	0.518		$16,700	497	(198)	299	0
	Brazil Government International Bond	1.000	03/20/2019	4.263		11,800	(417)	(721)	0	(1,138)
	Brazil Government International Bond	1.000	09/20/2019	4.461		11,800	(237)	(1,130)	0	(1,367)
	California State General Obligation Bonds, Series 2003	1.000	09/20/2024	1.192		11,400	81	(238)	0	(157)
	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.378		2,000	(6)	10	4	0
	Emirate of Abu Dhabi Government International Bond	1.000	06/20/2016	0.378		2,000	(15)	22	7	0
	Ford Motor Co.	5.000	03/20/2019	0.774		10,500	1,948	(531)	1,417	0
	Italy Government International Bond	1.000	03/20/2019	0.656		9,900	(190)	301	111	0
	Italy Government International Bond	1.000	12/20/2019	0.747		17,000	(8)	180	172	0
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2019	0.402		3,400	99	(24)	75	0
	Qatar Government International Bond	1.000	06/20/2016	0.356		1,000	(7)	10	3	0
	Spain Government International Bond	1.000	03/20/2020	0.736		95,500	710	352	1,062	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	1,600	(16)	14	0	(2)

							$17,861	$(5,010)	$21,650	$(8,799)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.338%	11/15/2030	GBP	790	$9	$5	$14	$0
	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	56,500	92	(1,004)	0	(912)
	Pay	1-Year BRL-CDI	11.160	01/04/2021		549,000	(918)	(20,159)	0	(21,077)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		55,600	21	(1,553)	0	(1,532)
	Pay	1-Year BRL-CDI	16.390	01/04/2021		303,000	0	(115)	0	(115)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	63,200	(102)	(84)	0	(186)
BPS	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	598,200	(242)	(1,346)	0	(1,588)
	Pay	1-Year BRL-CDI	11.160	01/04/2021		456,200	(993)	(16,521)	0	(17,514)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		45,400	146	(1,647)	0	(1,501)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		82,200	234	(2,645)	0	(2,411)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		226,400	(351)	(5,888)	0	(6,239)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		352,400	29	(9,018)	0	(8,989)
	Pay	1-Year BRL-CDI	15.900	01/04/2021		263,500	(576)	(183)	0	(759)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	56,800	(8)	(128)	0	(136)
BRC	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	275,900	(278)	(454)	0	(732)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	1,870	(2)	98	96	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	9,700	5	(272)	0	(267)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		61,300	(11)	(1,466)	0	(1,477)
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	5,100	(3)	(63)	0	(66)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	24,870	(26)	235	209	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	2,200	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	12.360	01/02/2018		699,000	(9,506)	(1,775)	0	(11,281)
	Pay	1-Year BRL-CDI	11.160	01/04/2021		11,600	(21)	(424)	0	(445)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		6,200	20	(225)	0	(205)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		87,700	(10)	(2,562)	0	(2,572)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		120,500	(197)	(3,124)	0	(3,321)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		43,000	(10)	(1,026)	0	(1,036)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	1,200	7	55	62	0
	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	101,800	417	(3,782)	0	(3,365)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		158,800	(90)	(4,567)	0	(4,657)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		153,200	276	(4,498)	0	(4,222)
	Pay	1-Year BRL-CDI	12.560	01/04/2021		120,100	(12)	(2,862)	0	(2,874)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	29,540	0	283	283	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	340,000	0	(199)	0	(199)
	Pay	1-Year BRL-CDI	12.180	01/02/2018		105,400	2	(1,853)	0	(1,851)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		222,200	49	(639)	0	(590)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		139,850	184	(4,038)	0	(3,854)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		92,400	(16)	(2,211)	0	(2,227)
	Pay	1-Year BRL-CDI	13.450	01/04/2021		500,000	(384)	(9,179)	0	(9,563)
	Pay	1-Year BRL-CDI	15.900	01/04/2021		147,000	(335)	(67)	0	(402)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	132,000	(455)	(159)	0	(614)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		198,300	(14)	(16)	0	(30)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		121,600	(21)	(1,571)	0	(1,592)
	Pay	28-Day MXN-TIIE	7.740	05/29/2024	MXN	747,500	0	799	799	0
HUS	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	165,600	(7)	(90)	0	(97)
	Pay	1-Year BRL-CDI	12.180	01/02/2018		114,000	39	(2,040)	0	(2,001)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		35,000	(182)	(844)	0	(1,026)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		20,300	17	(576)	0	(559)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		70,500	(48)	(1,651)	0	(1,699)
	Pay	28-Day MXN-TIIE	7.650	05/30/2024	MXN	825,800	49	668	717	0
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	2,690	4	18	22	0
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		15,640	(25)	156	131	0
	Pay	1-Year BRL-CDI	12.180	01/02/2018	BRL	108,300	16	(1,917)	0	(1,901)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		35,700	8	(103)	0	(95)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		143,400	93	(4,045)	0	(3,952)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		231,100	505	(6,074)	0	(5,569)
	Pay	1-Year BRL-CDI	16.365	01/04/2021		76,000	0	(40)	0	(40)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		271,200	431	(9,397)	0	(8,966)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		177,400	339	(5,541)	0	(5,202)

							$(11,851)	$(137,325)	$2,333	$(151,509)

Total Swap Agreements							$6,208	$(142,156)	$24,360	$(160,308)

(l)	Securities with an aggregate market value of $63,408 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$71,177	$8,467	$79,644
Corporate Bonds & Notes
Banking & Finance	0	1,295,307	41,564	1,336,871
Industrials	0	320,577	0	320,577
Utilities	0	262,198	0	262,198
Municipal Bonds & Notes
California	0	41,577	0	41,577
Illinois	0	6,651	0	6,651
Massachusetts	0	466	0	466
New York	0	9,160	0	9,160
Ohio	0	34,744	0	34,744
Washington	0	43,096	0	43,096
West Virginia	0	4,781	0	4,781
U.S. Government Agencies	0	122,093	362	122,455
U.S. Treasury Obligations	0	2,205,258	0	2,205,258
Non-Agency Mortgage-Backed Securities	0	1,186,348	1,291	1,187,639
Asset-Backed Securities	0	1,691,083	6,365	1,697,448
Sovereign Issues	0	209,654	0	209,654
Convertible Preferred Securities
Banking & Finance	0	4,054	0	4,054
Preferred Securities
Banking & Finance	0	6,329	0	6,329
Short-Term Instruments
Repurchase Agreements	0	5,105	0	5,105
U.S. Treasury Bills	0	7,782	0	7,782
	$0	$7,527,440	$58,049	$7,585,489

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	106,464	0	0	106,464

Total Investments	$106,464	$7,527,440	$58,049	$7,691,953

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(902,118)	$0	$(902,118)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	470	2,962	0	3,432
Over the counter	0	740,833	0	740,833
	$470	$743,795	$0	$744,265

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(768)	(11,538)	0	(12,306)
Over the counter	0	(248,145)	(60)	(248,205)

	$(768)	$(259,683)	$(60)	$(260,511)

Totals	$106,166	$7,109,434	$57,989	$7,273,589

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$5,713	$0	$0	$143	$0	$2,611	$0	$0	$8,467	$2,611
Corporate Bonds & Notes
Banking & Finance	48,601	727	(672)	(56)	(40)	(706)	0	(6,290)	41,564	(935)
Industrials	7,778	0	(2,497)	(3)	(11)	(347)	0	(4,920)	0	0
U.S. Government Agencies	460	0	(89)	0	2	(11)	0	0	362	(10)
Non-Agency Mortgage-Backed Securities	16,494	0	(163)	7	56	(278)	0	(14,825)	1,291	(103)
Asset-Backed Securities	97,201	0	(393)	22	16	(993)	0	(89,488)	6,365	(451)

	$176,247	$727	$(3,814)	$113	$23	$276	$0	$(115,523)	$58,049	$1,112
Financial Derivative Instruments – Liabilities
Over the counter	(31)	0	0	0	0	(29)	0	0	(60)	(29)

Totals	$176,216	$727	$(3,814)	$113	$23	$247	$0	$(115,523)	$57,989	$1,083

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within
Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$8,467	Proxy Pricing	Base Price	97.00
Corporate Bonds & Notes
Banking & Finance	10,770	Reference Instrument	Spread	210.00 bps
	30,794	Proxy Pricing	Base Price	98.00 - 102.00
U.S. Government Agencies	362	Proxy Pricing	Base Price	94.94 - 99.81
Non-Agency Mortgage-Backed Securities	44	Proxy Pricing	Base Price	18.10
	1,247	Third Party Vendor	Broker Quote	74.00
Asset-Backed Securities	6,365	Proxy Pricing	Base Price	100.50
Financial Derivative Instruments - Liabilities
Over the counter	(60)	Indicative Market Quotation	Broker Quote	($1.06)

Total	$ 57,989

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Tax Managed Bond Fund

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.9%
BANK LOAN OBLIGATIONS 0.1%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		$200	$198

Total Bank Loan Obligations (Cost $198)			198

CORPORATE BONDS & NOTES 1.7%
BANKING & FINANCE 0.6%
ABN AMRO Bank NV
4.750% due 07/28/2025		100	100
AGFC Capital Trust
6.000% due 01/15/2067		100	71
American Express Co.
4.900% due 03/15/2020 (e)		300	285
Barclays PLC
5.250% due 08/17/2045		200	204
Citigroup, Inc.
6.125% due 11/15/2020 (e)		400	408
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (e)	CAD	100	81
Volkswagen Bank GmbH
0.306% due 11/27/2017	EUR	100	105

			1,254

INDUSTRIALS 0.3%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017		500	503

UTILITIES 0.8%
AT&T, Inc.
1.533% due 06/30/2020		$300	298
Petrobras Global Finance BV
1.990% due 05/20/2016		200	196
4.375% due 05/20/2023		100	66
5.375% due 01/27/2021		800	598
7.875% due 03/15/2019		400	355

			1,513

Total Corporate Bonds & Notes (Cost $3,382)			3,270

MUNICIPAL BONDS & NOTES 83.5%
ALASKA 2.4%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021		4,000	4,585

ARIZONA 1.6%
Mesa, Arizona General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 07/01/2018		500	549
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025		2,095	2,427

			2,976

CALIFORNIA 7.6%
California Health Facilities Financing Authority Revenue Bonds, Series 2014
5.000% due 10/01/2027		3,000	3,601
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018		2,500	2,726
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018		500	551
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
4.500% due 06/01/2027		3,270	3,250
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (c)		1,000	899
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2019		125	142
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021		1,500	1,685
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021		1,000	1,138

Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	492

		14,484

COLORADO 8.6%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	7,040	8,017
Denver, Colorado Airport System City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	4,500	5,261
Regional Transportation District, Colorado Revenue Bonds, Series 2012
5.000% due 11/01/2027	2,520	3,050

		16,328

FLORIDA 4.8%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,855
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	4,000	4,721
Florida State General Obligation Notes, Series 2010
5.000% due 06/01/2020	1,000	1,161
Miami-Dade County, Florida Transit System Sales Surtax Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	438

		9,175

GEORGIA 1.0%
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
5.000% due 11/01/2019	1,580	1,794

ILLINOIS 2.2%
Chicago, Illinois Waterworks Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	3,000	3,025
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	111
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,017

		4,153

INDIANA 3.3%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	549
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	5,796

		6,345

IOWA 3.0%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,773
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	3,985	4,004

		5,777

KANSAS 0.2%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	386

MASSACHUSETTS 2.5%
Commonwealth of Massachusetts General Obligation Bonds, (IBC/NPFGC Insured), Series 2002
5.500% due 08/01/2019	150	173
Commonwealth of Massachusetts General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,060
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.250% due 07/01/2020	1,150	1,351
Massachusetts Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,086

		4,670

MICHIGAN 3.0%
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	2,000	2,151

Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,487

		5,638

MINNESOTA 0.7%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,351

NEBRASKA 0.2%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	438

NEW JERSEY 4.4%
New Jersey Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,599
New Jersey State Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2025	4,775	5,652

		8,251

NEW YORK 16.3%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 1999
0.010% due 11/01/2028	1,500	1,500
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	528
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	565
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2026	3,000	3,533
5.250% due 06/15/2044	4,300	5,001
5.375% due 06/15/2043	3,000	3,474
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2021	1,000	1,130
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,129
New York State Urban Development Corp. Revenue Bonds, Series 2013
5.000% due 03/15/2027	3,000	3,573
Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	100
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2021	2,700	2,968
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,668
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2023	3,500	4,183
Utility Debt Securitization Authority, New York Revenue Notes, Series 2013
5.000% due 06/15/2018	1,500	1,530

		30,882

NORTH CAROLINA 0.7%
North Carolina Infrastructure Finance Corp. Certificates of Participation Bonds, (AGM Insured), Series 2006
5.000% due 02/01/2021	500	523
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	765

		1,288

OHIO 9.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,600	2,251
6.500% due 06/01/2047	7,350	6,824
Lancaster Port Authority, Ohio Revenue Notes, Series 2014
0.763% due 02/01/2019	500	496
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	2,715	2,792
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	4,500	4,659
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	112

		17,134

OKLAHOMA 0.9%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,716

OREGON 0.3%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 06/15/2018	500	549

PENNSYLVANIA 0.6%
Commonwealth of Pennsylvania General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	547
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	625	669

		1,216

SOUTH CAROLINA 0.1%
South Carolina Educational Facilities Authority Revenue Bonds, Series 2006
0.010% due 10/01/2039	100	100

TENNESSEE 0.6%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,100	1,222

TEXAS 4.5%
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	160
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2011
5.000% due 11/01/2019	1,000	1,137
5.000% due 11/01/2020	1,000	1,164
Fort Worth, Texas Water & Sewer System Revenue Notes, Series 2010
4.250% due 02/15/2020	1,000	1,122
Houston, Texas Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	279
Lone Star College System, Texas General Obligation Notes, Series 2010
5.000% due 08/15/2018	1,500	1,650
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	556
San Antonio, Texas City Public Service Board Revenue Notes, Series 2009
5.000% due 02/01/2019	500	559
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	138
Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	1,500	1,609
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	105

		8,479

VIRGINIA 0.2%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	440

WASHINGTON 3.4%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,000	1,055
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	280
5.250% due 01/01/2039	500	561
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2019	2,500	2,791
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,146
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	500	571

		6,404

WISCONSIN 1.4%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	2,200	2,485
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019	125	137

		2,622

Total Municipal Bonds & Notes (Cost $145,444)		158,403

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
0.542% due 03/25/2034	40	40
1.322% due 04/25/2032	36	37
Freddie Mac
1.553% due 10/25/2021 (a)	670	49

Total U.S. Government Agencies (Cost $120)		126

U.S. TREASURY OBLIGATIONS 7.6%
U.S. Treasury Bonds
2.000% due 08/15/2025	7,700	7,508
2.125% due 05/15/2025 (j)	150	148

U.S. Treasury Inflation Protected Securities (d)
0.750% due 02/15/2045 (h)(j)		1,818	1,582
1.375% due 02/15/2044 (j)		5,102	5,183

Total U.S. Treasury Obligations (Cost $15,406)			14,421

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%
American Home Mortgage Assets Trust
1.217% due 09/25/2046 ^		42	30
Banc of America Commercial Mortgage Trust
5.568% due 04/10/2049		79	82
Banc of America Funding Trust
2.715% due 06/20/2032		52	53
Bear Stearns Adjustable Rate Mortgage Trust
2.774% due 03/25/2035		176	166
2.894% due 02/25/2034		117	114
Bear Stearns ALT-A Trust
2.702% due 11/25/2036 ^		355	257
4.687% due 05/25/2036 ^		2,646	1,861
Countrywide Home Loan Mortgage Pass-Through Trust
2.766% due 08/25/2034 ^		35	31
Credit Suisse First Boston Mortgage Securities Corp.
2.350% due 07/25/2033		33	32
EMF-NL Prime BV
0.748% due 04/17/2041	EUR	83	84
Eurosail BV
1.448% due 10/17/2040		84	91
GSR Mortgage Loan Trust
2.261% due 06/25/2034		$44	43
5.750% due 01/25/2037		45	43
HarborView Mortgage Loan Trust
3.304% due 06/19/2036 ^		302	189
IndyMac Mortgage Loan Trust
0.722% due 07/25/2035		2,775	2,407
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		52	53
MASTR Adjustable Rate Mortgages Trust
2.324% due 05/25/2034		171	170
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.191% due 08/15/2032		298	285
Residential Asset Securitization Trust
6.000% due 07/25/2037 ^		289	207
Structured Asset Mortgage Investments Trust
0.632% due 04/25/2036		136	98
0.652% due 07/19/2035		86	75
Thornburg Mortgage Securities Trust
1.672% due 06/25/2037 ^		179	157
2.394% due 06/25/2037		728	698
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		223	225
5.952% due 02/15/2051		271	284
WaMu Mortgage Pass-Through Certificates Trust
1.017% due 04/25/2047		1,191	1,010
1.643% due 08/25/2042		40	38
2.134% due 03/25/2037 ^		1,420	1,248
Wells Fargo Mortgage-Backed Securities Trust
2.823% due 01/25/2035		161	163

Total Non-Agency Mortgage-Backed Securities (Cost $9,850)			10,194

ASSET-BACKED SECURITIES 4.0%
Citigroup Mortgage Loan Trust, Inc.
0.562% due 08/25/2036		126	118
Countrywide Asset-Backed Certificates
0.562% due 08/25/2037		919	834
Credit-Based Asset Servicing and Securitization LLC
4.122% due 12/25/2035		481	477
IXIS Real Estate Capital Trust
0.652% due 01/25/2037		157	79
Residential Asset Mortgage Products Trust
0.622% due 03/25/2036		40	40
Residential Asset Securities Corp. Trust
0.602% due 04/25/2036		167	158
0.682% due 07/25/2036		3,700	2,238
0.822% due 02/25/2036		1,570	1,255
6.228% due 04/25/2032		5	5
Sierra Madre Funding Ltd.
0.669% due 09/07/2039		3,023	2,411

Total Asset-Backed Securities (Cost $5,439)			7,615

SOVEREIGN ISSUES 0.5%
Republic of Greece Government International Bond
3.000% due 02/24/2034	EUR	400	256
4.750% due 04/17/2019		700	700

Total Sovereign Issues (Cost $814)			956

SHORT-TERM INSTRUMENTS 7.0%
REPURCHASE AGREEMENTS (f) 2.3%		4,367

U.S. TREASURY BILLS 4.7%
0.208% due 01/07/2016 - 01/28/2016 (b)(j)	$8,894	8,894

Total Short-Term Instruments (Cost $13,261)		13,261

Total Investments in Securities (Cost $193,914)		208,444

Total Investments 109.9% (Cost $193,914)		$208,444
Financial Derivative Instruments (g)(i) (6.9%) (Cost or Premiums, net $(11,884))		(13,032)
Other Assets and Liabilities, net (3.0%)		(5,687)

Net Assets 100.0%		$189,725

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$4,367	Fannie Mae 2.170% due 10/17/2022	$(4,456)	$4,367	$4,367

Total Repurchase Agreements						$(4,456)	$4,367	$4,367

(1)	Includes accrued interest.

As of December 31, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(9,152) at a weighted average interest rate of 0.039%.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.500%	01/01/2046	$9,900	$(10,162)	$(10,212)
Fannie Mae, TBA	4.500	01/01/2046	15,900	(17,158)	(17,169)

Total Short Sales				$(27,320)	$(27,381)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$127.000	02/19/2016	240	$2	$1
Call - CBOT U.S. Treasury 10-Year Note March Futures	145.000	02/19/2016	34	0	1

Total Purchased Options				$2	$2

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	314	$279	$0	$(12)
90-Day Eurodollar June Futures	Short	06/2016	65	44	0	(2)
90-Day Eurodollar March Futures	Short	03/2017	48	37	0	(2)
90-Day Eurodollar September Futures	Short	09/2016	53	38	0	(1)
Australia Government 10-Year Bond March Futures	Long	03/2016	3	1	0	(3)
Euro currency March Futures	Long	03/2016	120	20	0	(87)
Euro-Bund 10-Year Bond March Futures	Long	03/2016	27	25	1	0
U.S. Treasury 5-Year Note March Futures	Short	03/2016	240	95	0	(34)
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	15	(3)	0	(7)
U.S. Treasury Ultra Long-Term Bond March Futures	Short	03/2016	100	(36)	0	(100)

Total Futures Contracts				$500	$1	$(248)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$1,386	$54	$(1)	$1	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	5,500	77	30	9	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	10,700	63	(6)	2	0

				$194	$23	$12	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (h) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month SEK-LIBOR	2.500%	09/15/2016	SEK	15,100	$51	$6	$0	$0
Receive	3-Month USD-LIBOR	1.000	12/17/2016		$12,000	(22)	11	0	(1)
Receive	3-Month USD-LIBOR	1.350	09/28/2017		150,400	(34)	577	0	(23)
Receive	3-Month USD-LIBOR	1.750	12/14/2017		31,200	(91)	137	0	(2)
Receive	3-Month USD-LIBOR	1.500	12/17/2017		112,900	(820)	431	0	(25)
Receive	3-Month USD-LIBOR	1.750	06/17/2018		37,300	(444)	203	0	(9)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		8,100	(158)	4	0	(20)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		800	(8)	3	0	(3)
Receive	3-Month USD-LIBOR	2.150	12/03/2025		2,500	10	37	0	(9)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		6,300	42	7	0	(23)
Receive	3-Month USD-LIBOR	2.500	06/19/2028		600	(10)	4	0	(3)
Receive	3-Month USD-LIBOR	2.750	06/19/2033		6,900	(239)	28	0	(44)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		2,600	(52)	25	0	(22)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		500	22	5	0	(4)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	200	(3)	0	0	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		1,500	(45)	13	5	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		700	(20)	37	8	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021	MXN	8,700	(2)	(4)	1	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		1,200	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	5.780	09/29/2022		48,200	(25)	(22)	6	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		2,800	(5)	(2)	1	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		2,000	2	(1)	0	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		16,500	4	(13)	2	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		5,200	2	(1)	0	0

						$(1,846)	$1,484	$23	$(188)

Total Swap Agreements						$(1,652)	$1,507	$35	$(188)

(h)	Securities with an aggregate market value of $608 and cash of $3,965 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	6,214		$1,591	$21	$0
	01/2016	GBP	196		295	6	0
	01/2016		$1,564	BRL	6,214	10	(4)
	01/2016		141	KRW	159,894	0	(5)
	02/2016	BRL	5,042		$1,251	0	(10)
	02/2016		$192	CAD	267	1	0
	05/2016	BRL	6,336		$1,807	267	0
BPS	01/2016		1,027		260	0	0
	01/2016		$263	BRL	1,027	0	(3)
	01/2016		141	KRW	159,866	0	(5)
	08/2016	CNH	7,279		$1,100	18	0
BRC	01/2016		$610	KRW	691,618	0	(22)
CBK	01/2016		1,101	EUR	1,013	0	0
	02/2016		424		388	0	(2)
	02/2016		90	INR	6,118	1	0
	05/2016	BRL	10,025		$2,871	436	0
DUB	01/2016		32,069		8,181	75	0
	01/2016		$8,462	BRL	32,068	0	(356)
	01/2016		2,661	KRW	3,025,601	0	(88)
	02/2016		7,279	BRL	28,804	0	(70)
	10/2016	JPY	253,014		$3,576	1,451	0
FBF	01/2016	BRL	1,173		300	4	0
	01/2016		$300	BRL	1,173	0	(4)
GLM	01/2016	JPY	823,486		$6,742	0	(110)
	01/2016		$338	KRW	383,008	0	(12)
	03/2016	MXN	1,859		$108	1	0
HUS	01/2016	CNH	33,793		5,190	66	0
	01/2016	EUR	18,802		20,037	0	(396)
	01/2016		$1,578	CNH	10,409	1	0
	01/2016		141	KRW	159,870	0	(5)
	02/2016		265	BRL	1,043	0	(4)
	08/2016	CNH	11,014		$1,665	28	0
	01/2021	BRL	300		46	3	0
JPM	01/2016		1,923		490	4	0
	01/2016	KRW	5,638,568		4,794	0	(1)
	01/2016		$492	BRL	1,923	0	(6)
	01/2016		6,719	JPY	823,486	132	0
	01/2016		147	KRW	166,404	0	(6)
	02/2016	CAD	761		$574	24	0
	02/2016	JPY	823,486		6,724	0	(133)
	02/2016		$8,760	JPY	1,077,900	215	0
	05/2016	BRL	8,660		$2,457	353	0
MSB	01/2016		$172	KRW	194,962	0	(6)
	02/2016		196	AUD	269	0	0
	02/2016		579	BRL	2,275	0	(10)
	05/2016	BRL	2,128		$604	87	0
NGF	01/2016		$610	KRW	691,892	0	(22)
RBC	01/2016		3,664	CNH	24,211	8	0
SCX	02/2016	TWD	66,583		$2,047	30	0
	08/2016	CNH	5,294		800	13	0
	10/2016		78,711		12,019	371	0
SOG	08/2016		1,322		200	3	0
UAG	01/2016		$19,427	EUR	17,789	3	(98)
	02/2016	EUR	17,672		$19,317	98	0
	08/2016	CNH	1,553		235	4	0

Total Forward Foreign Currency Contracts						$3,734	$(1,378)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.050	01/08/2016	EUR	1,700	$16	$0
BPS	Put - OTC EUR versus USD		1.050	01/08/2016		1,700	17	0
	Put - OTC USD versus CNH	CNH	6.434	08/17/2016		$1,100	7	6
BRC	Call - OTC USD versus CNH		6.500	02/02/2016		132	3	2
	Call - OTC USD versus CNH		7.500	02/02/2016		132	1	0
FBF	Call - OTC USD versus CNH		6.400	02/02/2016		132	4	4
	Call - OTC USD versus CNH		7.400	02/02/2016		132	1	0
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		1,600	9	9
	Put - OTC USD versus CNH		6.442	08/17/2016		1,100	6	6
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		1,858	50	57
	Call - OTC USD versus CNH		7.400	02/02/2016		1,858	11	0
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		200	1	1
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		1,859	39	33
	Call - OTC USD versus CNH		7.500	02/02/2016		1,859	10	0

							$175	$118

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.210%	04/25/2016	$8,300	$332	$0
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	10,800	21	2
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	6,400	319	135
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	4,700	235	105
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	2,000	55	23
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	29,700	33	0
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	53,800	126	1
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	52,900	137	2
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	26,400	191	101

							$1,449	$369

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 08/15/2017)	1.625%	3-Month USD-LIBOR	08/15/2019	$94,200	$603	$727

Options on Securities

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 3.000% due 01/01/2046	$	111.250	01/06/2016	$4,400	$0	$0
	Call - OTC Fannie Mae 3.500% due 01/01/2046		113.000	01/06/2016	11,000	0	0
	Call - OTC Fannie Mae 4.500% due 01/01/2046		115.188	01/06/2016	20,000	1	0

						$1	$0

Total Purchased Options						$2,228	$1,214

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$1,000	$(2)	$(1)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	3,200	(6)	(3)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	1,300	(2)	(2)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.250	03/16/2016	500	(1)	0
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	500	(1)	0
GST	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	2,400	(1)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	2,400	(4)	(4)
JPM	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	01/20/2016	900	(2)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	02/17/2016	4,300	(9)	(4)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.200	02/17/2016	900	(2)	(1)

						$(30)	$(15)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.103	01/08/2016	EUR	1,700	$(16)	$(1)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$265	(8)	(13)
	Call - OTC USD versus BRL		4.250	03/17/2016		50	(1)	(1)
BPS	Call - OTC EUR versus USD		$1.102	01/08/2016	EUR	1,700	(17)	(1)
	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		$1,100	(14)	(14)
BRC	Call - OTC USD versus CNH		7.000	02/02/2016		264	(3)	0
CBK	Call - OTC USD versus RUB	RUB	71.500	02/18/2016		1,100	(23)	(44)
FBF	Call - OTC USD versus BRL		4.250	03/17/2016		1,100	(25)	(28)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		264	(3)	0
HUS	Call - OTC USD versus CNH		6.969	08/16/2016		1,600	(19)	(20)
	Call - OTC USD versus CNH		6.975	08/17/2016		1,100	(13)	(14)
JPM	Call - OTC EUR versus USD		$1.130	03/04/2016	EUR	2,300	(18)	(9)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$899	(29)	(46)
	Call - OTC USD versus BRL		4.250	03/17/2016		1,350	(33)	(35)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		3,717	(39)	(4)
SOG	Call - OTC USD versus CNH		6.976	08/17/2016		200	(2)	(3)
	Call - OTC USD versus RUB	RUB	72.500	03/01/2016		1,100	(22)	(41)
	Call - OTC USD versus RUB		79.000	04/08/2016		1,200	(19)	(26)
UAG	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		3,717	(34)	(2)

							$(338)	$(302)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$900	$(2)	$0
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200	07/29/2016	13,100	(160)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	2,300	(21)	(7)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	4,600	(84)	(22)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	5,900	(122)	(26)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	9,200	(160)	(39)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	2,000	(55)	(36)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	52,900	(111)	(1)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	52,900	(111)	(4)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530	02/29/2016	11,100	(136)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	26,800	(460)	(104)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	6,400	(72)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	6,000	(191)	(111)

							$(1,685)	$(350)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 08/15/2017)	1.000%	3-Month USD-LIBOR	08/15/2019	$188,400	$(603)	$(645)

Total Written Options						$(2,656)	$(1,312)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Standard Chartered PLC	(1.000%)	06/20/2017	0.897%	EUR	100	$3	$(3)	$0	$0
	Sweden Government International Bond	(0.250)	09/20/2021	0.174		$900	17	(21)	0	(4)
BPS	Sweden Government International Bond	(0.250)	09/20/2021	0.174		300	5	(6)	0	(1)
CBK	Rabobank Group	(1.000)	03/20/2017	0.182	EUR	300	4	(8)	0	(4)
	Standard Chartered PLC	(1.000)	06/20/2017	0.897		200	7	(7)	0	0
FBF	Noble Corp.	(1.000)	03/20/2017	3.199		$200	0	5	5	0
GST	Standard Chartered PLC	(1.000)	06/20/2017	0.897	EUR	200	7	(7)	0	0
	Stanley Black & Decker, Inc.	(1.000)	09/20/2017	0.238		$200	(3)	0	0	(3)

							$40	$(47)	$5	$(12)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2023	0.970%		$100	$(4)	$4	$0	$0
	Dell, Inc.	1.000	12/20/2019	3.761		2,200	(121)	(97)	0	(218)
	Spain Government International Bond	1.000	09/20/2019	0.680		8,500	153	(51)	102	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	100	(1)	1	0	0
BPS	Slovenia Government International Bond	1.000	06/20/2019	0.808		$6,500	(130)	175	45	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	150	(2)	1	0	(1)
BRC	Brazil Government International Bond	1.000	12/20/2016	2.151		$100	(1)	0	0	(1)
CBK	Dell, Inc.	1.000	09/20/2019	3.563		1,200	(62)	(43)	0	(105)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	100	(1)	1	0	0
DUB	Berkshire Hathaway, Inc.	1.000	09/20/2020	0.652		$500	(6)	14	8	0
	Brazil Government International Bond	1.000	12/20/2016	2.151		100	(1)	0	0	(1)
FBF	Finmeccanica Finance S.A.	5.000	03/20/2019	1.235	EUR	100	16	(3)	13	0
	Ford Motor Credit Co. LLC	5.000	03/20/2019	0.898		$2,200	414	(128)	286	0
GST	Brazil Government International Bond	1.000	12/20/2016	2.151		200	(3)	1	0	(2)
	Community Health Systems, Inc.	5.000	12/20/2016	1.028		4,300	419	(244)	175	0
	Dell, Inc.	1.000	12/20/2019	3.761		1,700	(91)	(77)	0	(168)
	Sprint Communications, Inc.	5.000	12/20/2019	10.053		1,900	176	(457)	0	(281)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	100	(1)	1	0	0
JPM	Brazil Government International Bond	1.000	12/20/2016	2.151		$100	(1)	0	0	(1)
	China Government International Bond	1.000	12/20/2019	0.873		3,400	26	(8)	18	0
MYC	Italy Government International Bond	1.000	12/20/2019	0.747		1,500	(3)	18	15	0
	Spain Government International Bond	1.000	09/20/2019	0.680		1,600	27	(8)	19	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	100	(1)	1	0	0

							$802	$(899)	$681	$(778)

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.7-1 Index	(0.090% )	08/25/2037	$77	$40	$(22)	$18	$0
GST	ABX.HE.AAA.7-1 Index	(0.090)	08/25/2037	233	120	(67)	53	0
MYC	ABX.HE.AAA.7-1 Index	(0.090)	08/25/2037	388	200	(111)	89	0

					$360	$(200)	$160	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$17,258	$(3,542)	$233	$0	$(3,309)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	200	27	(3)	24	0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	8,629	(1,776)	121	0	(1,655)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	200	27	(3)	24	0
GST	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	8,629	(1,792)	137	0	(1,655)
JPM	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	26,923	(5,411)	249	0	(5,162)

					$(12,467)	$734	$48	$(11,781)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.360%	01/02/2018	BRL	4,300	$7	$(76)	$0	$(69)
	Pay	1-Year BRL-CDI	11.500	01/04/2021		5,600	37	(233)	0	(196)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	2,200	(3)	(3)	0	(6)
BPS	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	16,200	(6)	(37)	0	(43)
	Pay	1-Year BRL-CDI	11.000	01/04/2021		9,700	1	(389)	0	(388)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		15,500	1	(396)	0	(395)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	2,000	0	(5)	0	(5)
BRC	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	1,500	(2)	(2)	0	(4)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	50	0	3	3	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	8,700	(2)	(21)	0	(23)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		2,100	0	(51)	0	(51)
DUB	Pay	1-Year BRL-CDI	15.240	01/02/2017		300	0	0	0	0
	Pay	1-Year BRL-CDI	12.360	01/02/2018		23,500	(228)	(151)	0	(379)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		4,300	0	(110)	0	(110)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		2,000	0	(48)	0	(48)
FBF	Pay	1-Year BRL-CDI	15.500	01/02/2018		2,500	0	(7)	0	(7)
	Pay	1-Year BRL-CDI	12.560	01/04/2021		4,200	0	(100)	0	(100)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	1,050	0	10	10	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	10,400	0	(6)	0	(6)
	Pay	1-Year BRL-CDI	12.180	01/02/2018		5,000	0	(88)	0	(88)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		2,700	1	(8)	0	(7)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		8,200	7	(205)	0	(198)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	1,400	(5)	(2)	0	(7)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		4,900	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		3,900	(1)	(50)	0	(51)
HUS	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	7,700	0	(4)	0	(4)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		2,100	(1)	(50)	0	(51)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	210	0	2	2	0
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		380	(1)	4	3	0
	Pay	1-Year BRL-CDI	12.180	01/02/2018	BRL	5,200	1	(92)	0	(91)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		3,600	1	(11)	0	(10)
	Pay	1-Year BRL-CDI	13.155	01/04/2021		42,100	0	(895)	0	(895)

							$(193)	$(3,022)	$18	$(3,233)

Total Swap Agreements							$(11,458)	$(3,434)	$912	$(15,804)

(j)	Securities with an aggregate market value of $14,895 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$198	$0	$198
Corporate Bonds & Notes
Banking & Finance	0	1,254	0	1,254
Industrials	0	503	0	503
Utilities	0	1,513	0	1,513
Municipal Bonds & Notes
Alaska	0	4,585	0	4,585
Arizona	0	2,976	0	2,976
California	0	14,484	0	14,484
Colorado	0	16,328	0	16,328
Florida	0	9,175	0	9,175
Georgia	0	1,794	0	1,794
Illinois	0	4,153	0	4,153
Indiana	0	6,345	0	6,345
Iowa	0	5,777	0	5,777
Kansas	0	386	0	386
Massachusetts	0	4,670	0	4,670
Michigan	0	5,638	0	5,638
Minnesota	0	1,351	0	1,351
Nebraska	0	438	0	438
New Jersey	0	8,251	0	8,251
New York	0	30,882	0	30,882
North Carolina	0	1,288	0	1,288
Ohio	0	17,134	0	17,134
Oklahoma	0	1,716	0	1,716
Oregon	0	549	0	549
Pennsylvania	0	1,216	0	1,216
South Carolina	0	100	0	100
Tennessee	0	1,222	0	1,222
Texas	0	8,479	0	8,479
Virginia	0	440	0	440
Washington	0	6,404	0	6,404
Wisconsin	0	2,622	0	2,622
U.S. Government Agencies	0	126	0	126
U.S. Treasury Obligations	0	14,421	0	14,421
Non-Agency Mortgage-Backed Securities	0	10,194	0	10,194
Asset-Backed Securities	0	7,615	0	7,615
Sovereign Issues	0	956	0	956
Short-Term Instruments
Repurchase Agreements	0	4,367	0	4,367
U.S. Treasury Bills	0	8,894	0	8,894

Total Investments	$0	$208,444	$0	$208,444

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(27,381)	$0	$(27,381)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	37	0	38
Over the counter	0	5,860	0	5,860
	$1	$5,897	$0	$5,898

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(248)	(188)	0	(436)
Over the counter	0	(18,494)	0	(18,494)

	$(248)	$(18,682)	$0	$(18,930)

Totals	$(247)	$168,278	$0	$168,031

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Asset-Backed Securities Portfolio

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 83.3%
CORPORATE BONDS & NOTES 0.5%
BANKING & FINANCE 0.0%
Preferred Term Securities Ltd.
1.076% due 03/24/2034	$909	$763

INDUSTRIALS 0.5%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,402	1,508
Times Square Hotel Trust
8.528% due 08/01/2026	5,430	6,575
UAL Pass-Through Trust
6.636% due 01/02/2024	1,236	1,318

		9,401

Total Corporate Bonds & Notes (Cost $9,017)		10,164

MUNICIPAL BONDS & NOTES 0.2%
TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.426% due 04/01/2040	743	740

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,425	2,969

Total Municipal Bonds & Notes (Cost $3,971)		3,709

U.S. GOVERNMENT AGENCIES 7.3%
Fannie Mae
0.482% due 07/25/2037	4,515	4,245
0.552% due 03/25/2036	62	60
0.662% due 08/25/2031 - 05/25/2032	204	197
0.751% due 09/17/2027	3	3
0.872% due 06/25/2021 - 02/25/2033	124	125
0.922% due 01/25/2020 - 03/25/2022	42	42
0.960% due 11/18/2031	4	4
0.972% due 12/25/2021	6	6
1.072% due 11/25/2031	75	77
1.122% due 04/25/2022	6	6
1.172% due 05/25/2022	13	13
1.272% due 05/25/2018 - 10/25/2020	22	22
1.322% due 08/25/2023	17	17
1.422% due 12/25/2023 - 04/25/2032	31	32
1.443% due 03/01/2044 - 10/01/2044	107	110
1.572% due 10/25/2022 - 09/25/2023	16	17
1.643% due 11/01/2030 - 10/01/2040	69	71
1.668% due 02/01/2033	255	266
1.750% due 12/25/2023	27	28
1.790% due 12/25/2021	2	3
1.865% due 03/01/2035	37	39
1.875% due 06/01/2033	23	25
1.891% due 09/01/2033	39	41
1.901% due 10/01/2026 - 11/01/2040	100	102
1.933% due 01/01/2035	14	14
1.948% due 07/01/2035	52	54
1.968% due 02/01/2035	25	26
1.981% due 08/01/2033	85	89
1.985% due 03/01/2035	33	34
2.111% due 11/01/2035	5	5
2.133% due 04/01/2036	7	7
2.149% due 02/01/2035	24	25
2.208% due 12/01/2035	30	32
2.222% due 04/01/2033	22	24
2.225% due 03/01/2033	2	3
2.239% due 05/01/2025	4	4
2.255% due 03/01/2030	11	11
2.285% due 11/01/2034	36	39
2.308% due 05/01/2036	20	21
2.312% due 12/01/2036	54	56
2.324% due 12/01/2033	1	1
2.325% due 08/01/2033 - 03/01/2035	37	39

2.355% due 07/01/2033	26	27
2.357% due 04/01/2018	2	2
2.367% due 12/01/2036	46	48
2.369% due 11/01/2034	3	3
2.375% due 03/01/2029 - 04/01/2032	27	28
2.376% due 03/01/2032	29	30
2.377% due 05/01/2034	53	56
2.379% due 10/01/2032	27	28
2.385% due 08/01/2032	5	5
2.395% due 09/01/2033	17	18
2.402% due 09/01/2033	17	18
2.450% due 11/01/2032	84	89
2.451% due 10/01/2034	13	14
2.465% due 05/01/2033	66	69
2.470% due 10/01/2031 - 07/01/2033	23	24
2.489% due 09/01/2030	24	25
2.500% due 09/01/2032 - 12/01/2036	94	98
2.523% due 10/01/2033	8	8
2.537% due 04/01/2034	5	6
2.555% due 04/01/2036	35	37
2.562% due 01/01/2037	21	22
2.590% due 05/01/2031	10	10
2.605% due 06/01/2033	23	24
2.650% due 01/01/2033	28	28
2.730% due 08/01/2035	37	39
2.750% due 10/01/2016 - 09/01/2033	33	34
2.993% due 06/01/2033	115	121
3.493% due 05/01/2036	30	32
3.875% due 03/01/2019	3	3
4.000% due 11/01/2019 - 11/25/2033	95	101
4.250% due 10/01/2027 - 03/25/2033	3	4
5.000% due 06/25/2023 - 11/25/2032	447	475
5.500% due 08/01/2018 - 09/25/2035	1,655	1,911
6.500% due 06/25/2028	40	44
6.770% due 01/18/2029	19	19
7.000% due 02/01/2019 - 07/25/2042	16	17
7.500% due 08/25/2021 - 07/25/2022	34	38
8.500% due 05/01/2017 - 04/01/2032	122	134
15.178% due 08/25/2021	17	21
Fannie Mae, TBA
4.000% due 01/01/2046	124,000	131,191
Freddie Mac
0.581% due 10/15/2032	16	16
0.681% due 12/15/2029	19	19
0.682% due 08/25/2031	107	105
0.781% due 12/15/2031	6	6
0.782% due 10/25/2029	1	1
0.881% due 04/15/2022 - 08/15/2031	23	23
0.981% due 03/15/2020	7	7
1.031% due 06/15/2022	10	10
1.140% due 09/25/2023	361	364
1.281% due 02/15/2021	5	5
1.385% due 05/15/2023	23	24
1.431% due 05/15/2023	7	8
1.443% due 10/25/2044 - 02/25/2045	4,384	4,460
1.643% due 07/25/2044	996	1,013
1.750% due 02/01/2017	1	1
1.960% due 10/15/2022	9	9
2.093% due 09/01/2035	21	22
2.213% due 01/01/2035	38	40
2.237% due 01/01/2035	21	22
2.257% due 02/01/2035	34	36
2.289% due 02/01/2035	34	36
2.302% due 02/01/2035	13	14
2.360% due 04/01/2036	19	19
2.400% due 09/01/2028	20	21
2.401% due 11/01/2027	64	64
2.422% due 10/01/2034	35	37
2.456% due 10/01/2033	6	6
2.458% due 04/01/2032	93	95
2.467% due 03/01/2034	43	46
2.472% due 03/01/2028	5	5
2.473% due 04/01/2033	3	3
2.480% due 04/01/2034 - 02/01/2035	91	95
2.484% due 09/01/2033	72	76
2.499% due 01/01/2035	11	12
2.500% due 08/01/2032	4	4
2.502% due 02/01/2022	5	5
2.506% due 02/01/2026	4	5
2.520% due 02/01/2036	29	31
2.531% due 01/01/2032	5	5
2.561% due 12/01/2033	87	93
2.580% due 08/01/2030	16	17
2.583% due 11/01/2034	63	67
2.590% due 09/01/2035	18	19
2.597% due 04/01/2035	158	162

2.600% due 03/01/2033	8	9
2.615% due 11/01/2023	4	4
2.617% due 07/01/2037	60	64
2.623% due 11/01/2034	60	64
2.626% due 08/01/2023	15	15
2.670% due 03/01/2032	68	70
2.701% due 03/01/2030	24	25
4.000% due 10/15/2033	101	107
4.500% due 05/15/2018 - 09/15/2018	114	118
4.905% due 05/01/2026	11	11
5.000% due 08/15/2019 - 02/15/2036	624	685
5.500% due 05/15/2036	44	49
5.834% due 08/01/2031	77	81
6.500% due 03/15/2021 - 07/25/2043	641	742
7.000% due 06/15/2029	26	28
7.500% due 02/15/2023 - 01/15/2031	14	16
8.000% due 03/15/2023	24	27
9.250% due 11/15/2019	2	2
9.500% due 04/15/2020	3	3
Ginnie Mae
0.760% due 02/20/2029	2	2
1.625% due 10/20/2026 - 10/20/2033	82	86
1.750% due 01/20/2023 - 05/20/2032	165	169
1.875% due 07/20/2029 - 09/20/2033	88	91
2.000% due 04/20/2017 - 07/20/2030	113	117
2.250% due 01/20/2034	30	31
3.000% due 04/20/2018 - 04/20/2019	8	8
4.000% due 04/20/2016 - 04/20/2019	1	0

Total U.S. Government Agencies (Cost $149,612)		150,688

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Notes
0.375% due 01/31/2016 (f)	5,700	5,700
1.500% due 08/31/2018 (d)(f)	12,100	12,184

Total U.S. Treasury Obligations (Cost $17,773)		17,884

NON-AGENCY MORTGAGE-BACKED SECURITIES 35.6%
Adjustable Rate Mortgage Trust
0.692% due 11/25/2035	1,679	1,543
0.702% due 11/25/2035	2,615	2,410
2.626% due 04/25/2035	541	542
American Home Mortgage Investment Trust
2.279% due 09/25/2035	7,679	7,631
2.654% due 06/25/2045	6,755	6,678
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	5,441	4,129
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	6,100	6,180
Banc of America Funding Trust
0.592% due 10/20/2036	9,653	7,567
2.063% due 01/26/2037	50	50
2.684% due 09/20/2046	3,057	2,556
3.007% due 01/20/2047 ^	26	22
5.079% due 10/20/2046 ^	868	706
Banc of America Mortgage Trust
2.552% due 05/25/2033	131	130
2.623% due 07/25/2033	173	166
2.747% due 12/25/2033	146	143
2.834% due 06/25/2035	1,363	1,321
2.864% due 06/25/2034	761	755
2.881% due 11/25/2033	52	52
2.900% due 10/25/2035 ^	1,331	1,180
3.187% due 02/25/2033	103	103
3.268% due 11/25/2034	187	177
BCAP LLC Trust
2.738% due 06/26/2035	4,475	4,477
BCRR Trust
5.794% due 08/17/2045	7,091	7,303
Bear Stearns Adjustable Rate Mortgage Trust
2.262% due 02/25/2036 ^	373	348
2.458% due 05/25/2034	124	116
2.581% due 02/25/2033	9	9
2.657% due 05/25/2033	363	340
2.723% due 08/25/2035	3,531	3,214
2.768% due 11/25/2030	72	69
2.779% due 11/25/2034	613	607
2.788% due 04/25/2034	155	154
2.802% due 05/25/2047 ^	1,328	1,199
2.825% due 10/25/2034	28	28
2.928% due 07/25/2034	1	1
2.996% due 10/25/2034	149	137
3.059% due 01/25/2034	91	92
3.169% due 02/25/2035	4,191	4,166

Bear Stearns ALT-A Trust
2.455% due 04/25/2035	162	157
2.458% due 01/25/2036 ^	961	796
2.480% due 12/25/2033	839	852
2.577% due 02/25/2036 ^	6,572	4,812
2.602% due 08/25/2036 ^	2,423	1,799
2.632% due 11/25/2035 ^	2,949	2,208
2.956% due 08/25/2036 ^	2,328	1,751
Bear Stearns Asset-Backed Securities Trust
5.500% due 01/25/2034	59	61
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	9,369	9,638
Bear Stearns Mortgage Securities, Inc.
2.737% due 06/25/2030	24	24
Bear Stearns Structured Products, Inc. Trust
2.566% due 12/26/2046	8,980	6,645
2.693% due 01/26/2036	1,853	1,532
Bella Vista Mortgage Trust
0.663% due 05/20/2045	6,062	4,681
0.792% due 02/25/2035	11,319	8,423
CBA Commercial Small Balance Commercial Mortgage
0.702% due 12/25/2036	196	177
Charlotte Gateway Village LLC
6.410% due 12/01/2016	251	255
Chase Mortgage Finance Trust
2.684% due 12/25/2035 ^	3,356	3,064
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.703% due 01/25/2035	850	716
Citigroup Commercial Mortgage Trust
5.710% due 12/10/2049	18,174	18,817
Citigroup Global Markets Mortgage Securities, Inc.
0.922% due 05/25/2032	55	54
2.740% due 09/25/2033	9	9
8.500% due 05/25/2032	207	215
Citigroup Mortgage Loan Trust, Inc.
0.752% due 12/25/2034	532	466
1.021% due 08/25/2035 ^	463	350
2.070% due 09/25/2035	3,976	3,878
2.660% due 05/25/2035	64	64
2.706% due 08/25/2035	1,071	1,064
2.730% due 10/25/2035	95	95
2.740% due 11/25/2035	5,162	4,946
Commercial Mortgage Loan Trust
6.044% due 12/10/2049	3,841	3,964
Community Program Loan Trust
4.500% due 04/01/2029	208	210
Countrywide Alternative Loan Trust
0.582% due 07/25/2036	10,127	10,647
0.582% due 02/20/2047 ^	4,075	3,075
0.597% due 12/20/2046 ^	4,603	3,433
0.602% due 07/20/2046 ^	1,526	1,119
0.612% due 03/20/2046	740	562
0.612% due 09/25/2046 ^	983	863
0.622% due 06/25/2037	1,519	1,308
0.672% due 05/25/2035	275	183
0.672% due 06/25/2035	4,979	4,508
0.692% due 02/25/2036	269	222
0.702% due 12/25/2035	892	785
0.712% due 11/25/2035	89	73
0.732% due 10/25/2035	4,893	4,007
0.733% due 11/20/2035	671	571
0.752% due 10/25/2035	120	95
0.922% due 05/25/2035 ^	624	511
1.097% due 03/25/2047 ^	7,897	6,010
1.192% due 11/25/2035	4,891	4,231
1.257% due 02/25/2036	1,540	1,362
1.647% due 08/25/2035	10,867	9,856
5.500% due 11/25/2035 ^	2,668	2,418
5.500% due 03/25/2036 ^	167	143
5.750% due 03/25/2037 ^	776	697
6.250% due 12/25/2033	117	122
6.500% due 11/25/2031	144	153
Countrywide Home Loan Mortgage Pass-Through Trust
0.712% due 04/25/2035	81	68
0.742% due 03/25/2035	4,886	4,145
1.022% due 03/25/2035	43	39
1.102% due 02/25/2035	167	147
1.122% due 02/25/2035	1,198	1,069
1.202% due 02/25/2035	239	188
1.342% due 09/25/2034	314	227
2.180% due 06/19/2031	3	3
2.390% due 04/25/2035 ^	157	50
2.545% due 07/19/2033	132	128
2.593% due 02/20/2036 ^	392	367
2.602% due 02/20/2036 ^	391	344
2.664% due 02/25/2034	170	168

2.671% due 02/20/2035	1,018	1,016
2.713% due 08/25/2034 ^	2,810	2,454
2.766% due 08/25/2034	260	239
2.774% due 02/19/2034	47	44
2.825% due 05/19/2033	18	18
2.861% due 02/19/2034	31	31
6.000% due 11/25/2037	305	280
Credit Suisse Commercial Mortgage Trust
6.067% due 02/15/2041	12,800	13,480
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 03/25/2032	134	125
1.572% due 09/25/2034 ^	2,719	2,332
2.265% due 06/25/2033	417	409
2.350% due 07/25/2033	39	39
2.604% due 12/25/2033	728	718
2.624% due 10/25/2033	286	284
2.710% due 12/25/2032 ^	62	51
5.500% due 11/25/2035	390	357
5.750% due 04/25/2033	22	23
6.250% due 07/25/2035	694	740
7.000% due 02/25/2033	32	34
Credit Suisse Mortgage Capital Certificates
2.618% due 08/27/2037	47	47
5.342% due 12/16/2043	5,000	5,161
5.467% due 09/18/2039	2,821	2,840
5.509% due 04/15/2047	2,600	2,613
5.692% due 04/16/2049	2,475	2,554
5.695% due 04/16/2049	4,400	4,547
5.750% due 12/26/2035	814	723
Downey Savings & Loan Association Mortgage Loan Trust
1.183% due 04/19/2047	1,089	959
Extended Stay America Trust
1.079% due 12/05/2031 (a)	24,500	21
First Horizon Alternative Mortgage Securities Trust
2.204% due 09/25/2034	3,870	3,799
2.255% due 03/25/2035	340	270
2.345% due 06/25/2034	3,755	3,703
First Horizon Mortgage Pass-Through Trust
2.681% due 02/25/2035	216	216
First Republic Bank Mortgage Pass-Through Certificates
0.902% due 06/25/2030	45	45
GMAC Mortgage Corp. Loan Trust
3.263% due 05/25/2035	50	49
GreenPoint Mortgage Funding Trust
0.632% due 04/25/2036	387	293
0.692% due 07/25/2035	2,090	2,026
0.882% due 06/25/2045	310	273
Greenwich Capital Acceptance, Inc.
3.092% due 06/25/2024	13	13
GS Mortgage Securities Trust
5.794% due 08/10/2045	13,439	13,822
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	968	1,042
8.000% due 09/19/2027	409	418
GSR Mortgage Loan Trust
0.612% due 08/25/2046	3,856	3,773
0.772% due 01/25/2034	30	26
2.771% due 04/25/2035	1,719	1,718
2.793% due 09/25/2035	546	551
2.869% due 01/25/2036 ^	519	485
2.993% due 04/25/2035	1,750	1,717
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
0.443% due 03/19/2036	509	368
0.582% due 07/19/2046 ^	4,219	2,524
0.592% due 02/19/2046	639	555
0.622% due 05/19/2035	419	351
0.642% due 06/19/2035	6,997	6,248
1.102% due 01/19/2035	58	41
1.142% due 02/19/2034	4	4
2.150% due 11/19/2034	30	29
2.501% due 06/19/2045 ^	403	254
2.803% due 12/19/2035 ^	35	31
3.994% due 08/19/2034	248	242
HSI Asset Securitization Corp. Trust
1.062% due 07/25/2035	205	206
Impac CMB Trust
1.322% due 10/25/2033	227	220
Impac Secured Assets Trust
0.772% due 05/25/2036	142	130
0.852% due 08/25/2036	522	499
1.362% due 11/25/2034	41	41
IndyMac Adjustable Rate Mortgage Trust
1.864% due 01/25/2032	16	15
IndyMac Mortgage Loan Trust
0.542% due 07/25/2036	38,413	30,667

0.612% due 09/25/2046	974	799
0.662% due 04/25/2035	278	250
0.702% due 03/25/2035	204	180
0.722% due 06/25/2037 ^	197	106
0.742% due 02/25/2035	2,472	2,303
1.062% due 07/25/2045	96	84
1.222% due 11/25/2034	7,056	6,434
1.642% due 09/25/2034	208	185
2.944% due 06/25/2036	3,697	2,608
4.182% due 06/25/2036	2,403	2,223
4.309% due 02/25/2036	10,775	9,023
JPMorgan Alternative Loan Trust
0.732% due 06/27/2037	5,519	4,538
3.256% due 10/25/2036	7,921	5,924
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047	14,289	14,562
5.431% due 06/12/2047	12,889	13,185
5.695% due 02/12/2049	14,446	14,913
5.794% due 02/12/2051	7,693	8,005
5.811% due 06/12/2043	7,714	7,776
5.883% due 02/12/2049	15,635	16,322
JPMorgan Mortgage Trust
2.392% due 07/25/2035	11,371	11,359
2.626% due 10/25/2035 ^	122	101
2.651% due 06/25/2035	268	262
2.775% due 04/25/2035	143	144
2.786% due 10/25/2035	365	361
5.000% due 07/25/2036	1,197	1,141
JPMorgan Resecuritization Trust
2.224% due 07/27/2037	47	47
4.449% due 04/20/2036	105	106
6.000% due 02/27/2037	510	525
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	4	4
Lavender Trust
6.250% due 09/26/2036	324	325
LB Commercial Mortgage Trust
5.853% due 07/15/2044	11,223	11,637
Lehman Mortgage Trust
5.500% due 02/25/2036 ^	608	491
Lehman XS Trust
0.652% due 04/25/2046 ^	2,227	1,762
MASTR Adjustable Rate Mortgages Trust
0.752% due 12/25/2034	1,405	1,200
2.554% due 12/25/2033	127	121
2.749% due 01/25/2034	1	1
MASTR Asset Securitization Trust
5.500% due 06/25/2033	158	160
5.500% due 09/25/2033	437	438
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.031% due 11/15/2031	180	169
Merrill Lynch Mortgage Investors Trust
1.042% due 08/25/2028	24	23
1.062% due 10/25/2028	247	242
1.162% due 03/25/2028	40	38
2.034% due 01/25/2029	31	31
2.186% due 04/25/2035	60	58
2.675% due 08/25/2033	311	72
2.798% due 11/25/2035	19,292	19,215
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.743% due 06/12/2050	9,101	9,452
Morgan Stanley Capital Trust
5.439% due 02/12/2044	1,082	1,081
5.665% due 04/15/2049	5,667	5,882
5.692% due 04/15/2049	11,305	11,605
Morgan Stanley Mortgage Loan Trust
0.682% due 03/25/2036	4,741	3,670
0.692% due 09/25/2035	3,353	3,332
2.620% due 10/25/2034	124	123
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045	8,543	8,785
5.794% due 08/15/2045	2,478	2,545
Motel 6 Trust
4.532% due 02/05/2030	5,000	4,928
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	869	852
RBSSP Resecuritization Trust
2.300% due 12/26/2036	503	504
Residential Accredit Loans, Inc. Trust
0.612% due 04/25/2046	1,781	1,393
0.622% due 10/25/2046	36,331	27,484
0.632% due 06/25/2037	442	326
0.632% due 04/25/2046	129	62
3.346% due 09/25/2034	18	18
6.500% due 10/25/2036 ^	2,007	1,677

Residential Asset Mortgage Products Trust
7.000% due 06/25/2032	11	12
Residential Asset Securitization Trust
0.772% due 10/25/2018	51	50
0.872% due 02/25/2034	72	67
0.872% due 04/25/2035	1,277	966
6.250% due 08/25/2036	4,822	4,443
6.500% due 04/25/2037 ^	5,513	3,464
Residential Funding Mortgage Securities, Inc. Trust
0.822% due 07/25/2018	50	50
2.998% due 06/25/2035	2,370	2,270
3.808% due 02/25/2036 ^	153	139
6.500% due 03/25/2032	1	1
RiverView HECM Trust
0.840% due 05/25/2047	32,525	27,881
Royal Bank of Scotland Capital Funding Trust
5.467% due 09/16/2039	10,014	10,079
6.068% due 09/17/2039	1,346	1,415
SACO, Inc.
7.000% due 08/25/2036	12	12
Sequoia Mortgage Trust
0.862% due 02/20/2035	258	246
0.967% due 10/20/2027	23	22
1.007% due 10/20/2027	54	53
1.022% due 11/20/2034	83	80
1.038% due 05/20/2034	838	809
1.056% due 02/20/2034	403	380
1.102% due 10/19/2026	113	111
1.567% due 10/20/2027	450	441
1.787% due 08/20/2034	228	230
1.970% due 09/20/2032	59	56
2.025% due 06/20/2034	94	92
2.387% due 01/20/2047 ^	1,494	1,222
Silver Oak Ltd.
2.020% due 06/21/2018	13,800	13,852
Structured Adjustable Rate Mortgage Loan Trust
0.762% due 08/25/2035	927	891
1.157% due 06/25/2034	757	713
1.657% due 01/25/2035	1,114	900
1.685% due 05/25/2035	1,449	1,012
2.580% due 04/25/2034	191	190
2.586% due 02/25/2034	193	191
2.741% due 02/25/2036 ^	3,022	2,682
Structured Asset Mortgage Investments Trust
0.702% due 02/25/2036 ^	477	373
0.732% due 12/25/2035 ^	3,982	2,913
1.002% due 07/19/2034	1,645	1,413
1.102% due 03/19/2034	482	440
1.242% due 10/19/2033	128	116
Structured Asset Mortgage Investments, Inc.
1.701% due 05/02/2030	81	50
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	1,770	1,618
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.832% due 02/25/2032	21	19
2.263% due 10/25/2031	24	24
2.617% due 06/25/2033	278	275
2.788% due 06/25/2032	7	6
2.960% due 07/25/2032	11	10
Travelers Mortgage Services, Inc.
2.329% due 09/25/2018	16	16
Wachovia Bank Commercial Mortgage Trust
0.943% due 10/15/2041 (a)	10,289	10
Wachovia Mortgage Loan Trust LLC
2.719% due 10/20/2035	889	864
WaMu Mortgage Pass-Through Certificates Trust
0.682% due 11/25/2045	6,273	5,917
0.692% due 12/25/2045	7,737	7,486
0.712% due 07/25/2045	611	579
0.812% due 10/25/2044	1,121	1,091
0.842% due 06/25/2044	5,123	4,648
0.922% due 07/25/2044	67	61
0.946% due 12/19/2039	331	314
1.162% due 11/25/2034	406	388
1.257% due 02/25/2046	572	527
1.257% due 08/25/2046	23,896	19,990
1.578% due 11/25/2041	7	7
1.643% due 08/25/2042	466	445
1.657% due 06/25/2042	459	445
2.151% due 08/25/2046	3,843	3,459
2.183% due 03/25/2033	296	296
2.292% due 02/25/2037 ^	834	749
2.460% due 06/25/2034	167	170
2.484% due 08/25/2033	31	30
2.748% due 01/25/2033	197	199

Washington Mutual Mortgage Loan Trust
1.439% due 05/25/2041	48	47
Washington Mutual Mortgage Pass-Through Certificates Trust
0.744% due 01/25/2018	5	5
1.072% due 10/25/2035	1,453	1,167
1.087% due 11/25/2046	23,495	16,392
2.193% due 02/25/2033	22	22
2.320% due 12/25/2032	400	400
2.426% due 11/25/2030	41	41
5.750% due 03/25/2033	192	198
6.000% due 03/25/2033	26	26
Wells Fargo Mortgage Loan Trust
2.932% due 09/27/2036	4,816	4,185
Wells Fargo Mortgage-Backed Securities Trust
0.922% due 07/25/2037 ^	655	571
2.615% due 11/25/2033	114	116
2.668% due 03/25/2036 ^	3,748	3,690
2.724% due 05/25/2035	248	246
2.738% due 07/25/2036 ^	664	646
2.763% due 03/25/2036	7,038	6,953
2.829% due 03/25/2036	281	270
5.601% due 12/25/2036	291	278
6.000% due 08/25/2037 ^	677	658

Total Non-Agency Mortgage-Backed Securities (Cost $720,750)		739,778

ASSET-BACKED SECURITIES 35.4%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,381	1,020
Accredited Mortgage Loan Trust
0.552% due 02/25/2037	13,157	12,636
1.502% due 04/25/2035	1,570	1,336
ACE Securities Corp. Home Equity Loan Trust
1.472% due 12/25/2033	637	607
1.472% due 07/25/2034	254	234
AFC Home Equity Loan Trust
1.022% due 06/25/2028	644	578
1.092% due 04/25/2028	89	83
American Home Mortgage Investment Trust
0.581% due 08/25/2035	13	8
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.862% due 08/25/2034	8,511	8,511
1.002% due 10/25/2035	14,780	10,917
1.337% due 01/25/2035	793	653
1.472% due 11/25/2034	9,815	8,759
1.532% due 03/25/2035	6,305	5,093
1.772% due 02/25/2033	1,343	1,275
Amortizing Residential Collateral Trust
1.002% due 07/25/2032	20	19
1.122% due 08/25/2032	12	11
1.422% due 10/25/2034	6,133	6,044
Amresco Residential Securities Corp. Mortgage Loan Trust
0.917% due 06/25/2028	52	49
0.977% due 06/25/2027	24	23
0.977% due 09/25/2027	115	112
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.762% due 11/25/2035	1,259	1,227
0.912% due 10/25/2035	1,000	825
1.472% due 10/25/2033	939	921
1.472% due 11/25/2034	3,380	3,304
3.002% due 01/25/2034	3,151	3,052
Asset-Backed Funding Certificates Trust
1.102% due 04/25/2033	824	790
1.442% due 03/25/2032	767	736
Asset-Backed Securities Corp. Home Equity Loan Trust
0.851% due 06/15/2031	113	110
1.367% due 09/25/2034	562	521
1.681% due 04/15/2033	71	69
Bayview Financial Mortgage Pass-Through Trust
5.500% due 12/28/2035	11	11
Bear Stearns Asset-Backed Securities Trust
0.572% due 07/25/2036	10,786	10,040
0.582% due 08/25/2036	1,296	1,138
0.652% due 09/25/2034	151	139
0.822% due 03/25/2035	1,764	1,754
0.822% due 02/25/2036	3,744	3,598
0.842% due 07/25/2036	2,965	2,918
0.912% due 06/25/2036	415	408
1.082% due 10/25/2032	50	48
1.222% due 10/27/2032	24	23
1.322% due 12/25/2033	628	592
1.382% due 04/25/2035	3,108	2,915
1.422% due 10/25/2037	5,397	2,884
1.422% due 11/25/2042	195	182
1.602% due 06/25/2043	921	884

1.622% due 10/25/2032	159	152
1.622% due 10/25/2034	5,766	5,733
1.672% due 08/25/2037	8,779	8,075
1.922% due 11/25/2042	119	111
2.072% due 11/25/2042	1,460	1,405
2.934% due 07/25/2036	828	569
5.500% due 12/25/2035	186	159
5.750% due 10/25/2033	644	674
6.000% due 06/25/2034	840	859
Bear Stearns Second Lien Trust
1.622% due 12/25/2036	5,000	4,701
CDC Mortgage Capital Trust
1.042% due 01/25/2033	28	27
1.472% due 01/25/2033	505	474
Centex Home Equity Loan Trust
1.112% due 09/25/2034	170	135
1.142% due 06/25/2034	770	662
5.160% due 09/25/2034	694	659
Chase Funding Trust
0.962% due 04/25/2033	1	0
1.002% due 11/25/2034	2	2
4.537% due 09/25/2032	5	5
CIFC Funding Ltd.
1.459% due 08/14/2024	10,000	10,004
1.802% due 12/05/2024	17,500	17,435
CIT Group Home Equity Loan Trust
1.397% due 12/25/2031	313	296
Citigroup Global Markets Mortgage Securities, Inc.
0.902% due 03/25/2028	22	21
Citigroup Mortgage Loan Trust, Inc.
0.502% due 01/25/2037	259	167
1.367% due 08/25/2035	3,738	3,460
5.550% due 08/25/2035	500	482
5.629% due 08/25/2035	2,777	2,604
Conseco Finance Home Equity Loan Trust
1.031% due 08/15/2033	148	144
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,400	884
Conseco Financial Corp.
6.220% due 03/01/2030	1,318	1,384
6.240% due 12/01/2028	64	66
6.760% due 03/01/2030	114	120
6.810% due 12/01/2028	1,224	1,276
6.860% due 07/15/2028	7	7
6.870% due 04/01/2030	18	20
7.140% due 03/15/2028	88	92
7.140% due 01/15/2029	42	43
7.360% due 02/15/2029	1	1
7.550% due 01/15/2029	271	279
7.620% due 06/15/2028	15	15
Countrywide Asset-Backed Certificates
0.562% due 02/25/2037	2,579	2,520
0.592% due 06/25/2037	21,184	20,118
0.602% due 09/25/2036	2,446	2,419
0.612% due 10/25/2034	256	251
0.612% due 11/25/2037	2,219	2,015
0.692% due 09/25/2036	7,359	6,671
0.701% due 12/25/2031 ^	253	185
0.792% due 04/25/2036	579	482
0.982% due 04/25/2034	297	270
1.022% due 11/25/2033	13	12
1.042% due 09/25/2033	211	197
1.102% due 06/25/2033	11	10
1.122% due 11/25/2035	2,317	2,219
1.222% due 03/25/2033	1,007	936
1.292% due 04/25/2034	1,668	1,572
1.322% due 05/25/2032	183	176
1.397% due 06/25/2035	813	805
1.422% due 09/25/2032	188	176
1.472% due 08/25/2035	2,573	2,303
5.125% due 12/25/2034	3,873	3,714
5.413% due 01/25/2034	61	61
Countrywide Asset-Backed Certificates Trust
0.882% due 09/25/2034	21	21
0.912% due 02/25/2036	14,564	14,074
0.952% due 02/25/2036	4,696	4,051
1.162% due 12/25/2034	36	35
1.202% due 11/25/2034	1,356	1,319
1.397% due 10/25/2034	2,330	2,203
4.788% due 05/25/2036 ^	367	392
Countrywide Home Equity Loan Trust
0.521% due 04/15/2032	10,931	12,080
Credit Suisse First Boston Mortgage Securities Corp.
0.782% due 05/25/2044	23	23
1.042% due 01/25/2032	15	13

Credit-Based Asset Servicing and Securitization LLC
1.082% due 04/25/2036	66	66
4.122% due 12/25/2035	439	436
6.780% due 05/25/2035	477	487
Dryden Senior Loan Fund
1.491% due 01/15/2022	14,290	14,267
EFS Volunteer LLC
1.101% due 07/26/2027	813	802
EMC Mortgage Loan Trust
0.671% due 12/25/2042	786	754
0.971% due 08/25/2040	450	429
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033	459	463
Equity One Mortgage Pass-Through Trust
0.762% due 07/25/2034	5	4
0.922% due 07/25/2034	67	57
1.022% due 04/25/2034	1,218	1,026
First Franklin Mortgage Loan Trust
0.532% due 12/25/2037	293	188
0.902% due 12/25/2035	5,500	5,233
1.042% due 11/25/2031	100	91
First NLC Trust
0.562% due 08/25/2037	31,267	16,196
0.702% due 08/25/2037	2,415	1,279
Gallatin CLO Ltd.
1.591% due 07/15/2023	14,678	14,590
GMAC Mortgage Corp. Home Equity Loan Trust
1.172% due 02/25/2031	86	85
Goldman Sachs Asset Management CLO PLC
0.549% due 08/01/2022	481	480
GSAMP Trust
0.722% due 10/25/2036 ^	6,018	688
0.772% due 01/25/2045	73	72
1.157% due 09/25/2035 ^	25,590	22,795
1.247% due 03/25/2034	1,361	1,286
1.397% due 08/25/2033	16	14
Home Equity Asset Trust
0.802% due 01/25/2036	5,062	5,059
1.022% due 11/25/2032	1	1
1.217% due 07/25/2034	523	495
1.337% due 03/25/2035	7,788	7,056
1.342% due 02/25/2033	1	1
Home Equity Mortgage Trust
5.800% due 05/25/2036 ^	95	78
5.821% due 04/25/2035	203	207
HSI Asset Loan Obligation Trust
0.482% due 12/25/2036	15	6
HSI Asset Securitization Corp. Trust
0.782% due 12/25/2035	6,600	5,663
IMC Home Equity Loan Trust
7.310% due 11/20/2028	33	33
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.582% due 07/25/2037	137	87
0.672% due 03/25/2036	2,782	2,728
0.872% due 08/25/2035	271	270
2.447% due 07/25/2034	788	733
Irwin Home Equity Loan Trust
1.772% due 02/25/2029	95	93
JPMorgan Mortgage Acquisition Trust
0.502% due 08/25/2036	2	1
0.532% due 08/25/2036	1,699	867
0.572% due 07/25/2036	4,895	4,709
KKR CLO Trust
1.942% due 12/15/2024	40,000	39,784
KVK CLO Ltd.
1.691% due 07/15/2023	4,631	4,616
L.A. Arena Funding LLC
7.656% due 12/15/2026	1,178	1,309
Lehman XS Trust
0.572% due 04/25/2037 ^	91	69
Long Beach Mortgage Loan Trust
0.752% due 01/25/2046	47	42
1.127% due 08/25/2035	1,706	1,694
1.277% due 07/25/2034	370	359
1.472% due 10/25/2034	111	96
1.847% due 03/25/2032	296	284
Massachusetts Educational Financing Authority
1.270% due 04/25/2038	1,039	1,034
MASTR Asset-Backed Securities Trust
0.351% due 08/25/2036	20,652	11,450
0.572% due 05/25/2037	171	165
1.172% due 12/25/2034 ^	2,727	2,627
1.247% due 10/25/2034	1,234	1,173
MASTR Specialized Loan Trust
1.272% due 05/25/2037	630	203

Merrill Lynch First Franklin Mortgage Loan Trust
1.922% due 10/25/2037	468	411
Merrill Lynch Mortgage Investors Trust
0.482% due 10/25/2037 ^	335	104
0.502% due 09/25/2037	105	39
0.512% due 06/25/2037	475	201
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	2,556	2,745
Morgan Stanley ABS Capital, Inc. Trust
0.482% due 05/25/2037	242	155
0.522% due 11/25/2036	2,478	1,537
0.572% due 06/25/2036	5,352	4,591
0.742% due 11/25/2035	2,880	2,851
0.882% due 06/25/2034	53	53
1.622% due 06/25/2033	538	526
2.422% due 07/25/2037 ^	488	26
2.822% due 08/25/2034	433	412
Morgan Stanley Dean Witter Capital, Inc. Trust
1.772% due 02/25/2033	144	138
2.897% due 01/25/2032	488	416
Morgan Stanley Mortgage Loan Trust
0.742% due 11/25/2036	1,864	985
Mountain View Funding CLO Ltd.
0.581% due 04/15/2019	107	106
New Century Home Equity Loan Trust
0.602% due 05/25/2036	460	345
2.052% due 06/20/2031	295	294
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.042% due 01/25/2036	841	821
NovaStar Mortgage Funding Trust
0.522% due 03/25/2037	16	8
1.202% due 05/25/2033	3	3
OneMain Financial Issuance Trust
2.470% due 09/18/2024	23,000	22,983
Option One Mortgage Loan Trust
1.202% due 02/25/2035	804	661
1.217% due 05/25/2034	27	25
1.222% due 02/25/2035	49	49
Option One Mortgage Loan Trust Asset-Backed Certificates
0.902% due 08/20/2030	5	5
0.962% due 06/25/2032	3	3
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.157% due 03/25/2035	2,500	2,336
1.397% due 10/25/2034	864	857
1.472% due 10/25/2034	11,119	9,534
1.532% due 12/25/2034	5,000	4,968
People’s Choice Home Loan Securities Trust
1.067% due 05/25/2035	196	196
Popular ABS Mortgage Pass-Through Trust
0.512% due 06/25/2047 ^	1,016	1,013
4.280% due 01/25/2036 ^	208	148
RAAC Trust
0.762% due 02/25/2036	7,650	6,936
0.822% due 06/25/2047	9,276	8,839
0.902% due 03/25/2037	6,021	5,838
1.622% due 09/25/2047	12,162	11,961
2.922% due 12/25/2035	1,447	1,383
Renaissance Home Equity Loan Trust
1.522% due 09/25/2037	782	420
1.622% due 08/25/2032	770	704
1.662% due 03/25/2033	19	18
4.934% due 08/25/2035	140	141
Residential Asset Mortgage Products Trust
0.612% due 01/25/2036	1,040	1,041
0.722% due 05/25/2036 ^	37,836	28,496
1.202% due 02/25/2033	4	4
5.634% due 04/25/2034	935	978
5.641% due 07/25/2034 ^	1,776	1,670
5.707% due 08/25/2034 ^	2,540	2,479
Residential Asset Securities Corp. Trust
0.572% due 01/25/2037	10,766	9,959
0.692% due 05/25/2037	3,900	3,581
1.002% due 06/25/2033	1,167	998
1.067% due 03/25/2035	3,773	3,479
1.217% due 01/25/2035	71	67
5.120% due 12/25/2033	306	282
7.140% due 04/25/2032 ^	9	0
Residential Funding Home Equity Loan Trust
0.712% due 12/25/2032	2	2
6.230% due 06/25/2037	5,000	4,400
SACO, Inc.
0.782% due 05/25/2036	1,210	2,116
0.942% due 06/25/2036 ^	256	429
1.172% due 07/25/2035	1,527	1,443
Salomon Mortgage Loan Trust
1.322% due 11/25/2033	776	770

Saxon Asset Securities Trust
0.922% due 03/25/2032	355	332
0.962% due 03/25/2035	685	628
Securitized Asset-Backed Receivables LLC Trust
0.472% due 10/25/2036 ^	1,375	744
0.982% due 08/25/2035	3,750	3,734
Security National Mortgage Loan Trust
0.871% due 11/25/2034	794	676
SG Mortgage Securities Trust
0.552% due 07/25/2036	72,325	42,757
SLC Student Loan Trust
1.412% due 06/15/2021	5,400	5,243
SLM Private Credit Student Loan Trust
0.692% due 03/15/2024	2,574	2,540
0.702% due 12/15/2023	10,424	10,259
SLM Private Education Loan Trust
2.981% due 12/16/2019	357	357
SLM Student Loan Trust
0.700% due 01/27/2025	5,780	5,551
1.220% due 07/25/2023	14,600	14,159
1.712% due 12/15/2033	2,824	2,664
2.020% due 07/25/2023	5,000	5,034
Soundview Home Loan Trust
0.612% due 02/25/2036	8	8
0.682% due 12/25/2035	1,132	1,117
0.722% due 11/25/2035	5	5
1.722% due 11/25/2033	88	87
South Carolina Student Loan Corp.
1.414% due 09/03/2024	600	592
Specialty Underwriting & Residential Finance Trust
0.922% due 09/25/2036	1,000	661
1.622% due 10/25/2035	172	144
SpringCastle America Funding LLC
2.700% due 05/25/2023	16,768	16,736
Structured Asset Investment Loan Trust
1.082% due 04/25/2035	17,470	16,851
1.187% due 08/25/2035	1,500	1,127
1.397% due 09/25/2034	118	103
1.697% due 12/25/2034	130	81
1.847% due 04/25/2034	42	43
Structured Asset Securities Corp. Mortgage Loan Trust
0.512% due 06/25/2037	444	433
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	124	122
Symphony CLO Ltd.
1.071% due 01/15/2024	14,469	14,131
Trapeza CDO Ltd.
1.251% due 11/16/2034	1,000	715
Truman Capital Mortgage Loan Trust
1.172% due 12/25/2032	97	98
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^	606	626
Vanderbilt Mortgage Finance
6.210% due 05/07/2026	100	101
VOLT XXXIII LLC
3.500% due 03/25/2055	8,563	8,443
Washington Mutual Asset-Backed Certificates Trust
0.482% due 10/25/2036	124	64
Wells Fargo Home Equity Asset-Backed Securities Trust
1.472% due 02/25/2035	3,500	3,191
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.052% due 04/25/2034	118	107

Total Asset-Backed Securities (Cost $741,029)		734,605

SHORT-TERM INSTRUMENTS 3.5%
REPURCHASE AGREEMENTS (b) 3.3%		67,881

SHORT-TERM NOTES 0.2%
Federal Home Loan Bank
0.243% due 01/27/2016	1,300	1,300
0.330% due 02/26/2016	2,100	2,099

		3,399

Total Short-Term Instruments (Cost $71,280)		71,280

Total Investments in Securities (Cost $1,713,432)		1,728,108

	SHARES
INVESTMENTS IN AFFILIATES 25.3%
SHORT-TERM INSTRUMENTS 25.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.3%
PIMCO Short-Term Floating NAV Portfolio III	53,214,777	525,443

Total Short-Term Instruments (Cost $527,584)		525,443

Total Investments in Affiliates (Cost $527,584)		525,443

Total Investments 108.6% (Cost $2,241,016)		$2,253,551
Financial Derivative Instruments (c)(e) (0.5%) (Cost or Premiums, net $(13,912))		(10,462)
Other Assets and Liabilities, net (8.1%)		(168,482)

Net Assets 100.0%		$2,074,607

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.450%	12/31/2015	01/04/2016	$30,200	U.S. Treasury Floating Rate Note 0.344% due 01/31/2017	$(10,417)	$30,200	$30,202
					U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2016	(20,431)
	0.500	12/31/2015	01/04/2016	1,600	Ginnie Mae 4.000% due 06/20/2044	(1,669)	1,600	1,600
DEU	0.500	12/31/2015	01/04/2016	8,100	U.S. Treasury Bonds 3.125% due 02/15/2043	(8,268)	8,100	8,101
JPS	0.570	12/31/2015	01/04/2016	5,300	U.S. Treasury Notes 0.500% due 07/31/2017	(5,420)	5,300	5,300
SAL	0.580	12/31/2015	01/04/2016	22,200	U.S. Treasury Notes 1.750% due 03/31/2022	(22,670)	22,200	22,201
SSB	0.010	12/31/2015	01/04/2016	481	Fannie Mae 2.170% due 10/17/2022	(492)	481	481

Total Repurchase Agreements						$(69,367)	$67,881	$67,885

(1)	Includes accrued interest.

As of December 31, 2015, there were no sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(87) at a weighted average interest rate of 0.253%.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.500%	02/01/2046	$2,000	$(2,155)	$(2,156)

Total Short Sales				$(2,155)	$(2,156)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	Long	03/2016	809	$(288)	$38	$0

Total Futures Contracts				$(288)	$38	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	12/16/2022	$29,500	$575	$833	$74	$0

Total Swap Agreements					$575	$833	$74	$0

(d)	Securities with an aggregate market value of $819 and cash of $1,122 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.100% due 02/25/2034	(1.190% )	02/25/2034	$94	$0	$4	$4	$0
	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)	02/25/2035	147	0	78	78	0
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500)	10/11/2021	500	0	(3)	0	(3)
JPM	UBS Commercial Mortgage Trust % due 09/15/2040	(1.170)	09/15/2040	1,000	0	789	789	0
MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 2.550% due 12/27/2033	(1.390)	12/27/2033	61	0	3	3	0
RYL	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	(1.730)	01/25/2034	476	0	117	117	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	(0.700)	05/25/2033	2,500	0	16	16	0

					$0	$1,004	$1,007	$(3)

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 5.250% due 07/25/2033	6.250%	07/25/2033	$256	$0	$(16)	$0	$(16)
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960	09/25/2034	894	(304)	309	5	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	2.790	01/25/2034	476	0	(114)	0	(114)
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	3.150	05/25/2033	2,500	0	98	98	0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	07/25/2035	486	(170)	100	0	(70)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	12/25/2034	1,000	(320)	324	4	0
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.930% due 11/25/2034	0.930	11/25/2034	178	(50)	51	1	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	11/25/2034	0	0	0	0	0

					$(844)	$752	$108	$(200)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$34,517	$(7,449)	$830	$0	$(6,619)
DUB	ABX.HE.AA.6-2 Index	0.170	05/25/2046	152	(61)	1	0	(60)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	20,000	(467)	8	0	(459)
FBF	ABX.HE.AA.7-1 Index	0.150	08/25/2037	1,690	(1,434)	907	0	(527)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	33,000	(1,119)	(39)	0	(1,158)
GST	CMBX.NA.AAA.7 Index	0.500	01/17/2047	7,000	(269)	23	0	(246)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	20,000	(856)	(108)	0	(964)
MYC	CMBX.NA.AAA.6 Index	0.500	05/11/2063	25,000	(542)	(32)	0	(574)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	25,000	(871)	(8)	0	(879)

					$(13,068)	$1,582	$0	$(11,486)

Total Swap Agreements					$(13,912)	$3,338	$1,115	$(11,689)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Securities with an aggregate market value of $11,685 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$763	$0	$763
Industrials	0	9,401	0	9,401
Municipal Bonds & Notes
Texas	0	740	0	740
West Virginia	0	2,969	0	2,969
U.S. Government Agencies	0	150,688	0	150,688
U.S. Treasury Obligations	0	17,884	0	17,884
Non-Agency Mortgage-Backed Securities	0	704,997	34,781	739,778
Asset-Backed Securities	0	734,605	0	734,605
Short-Term Instruments
Repurchase Agreements	0	67,881	0	67,881
Short-Term Notes	0	3,399	0	3,399
	$0	$1,693,327	$34,781	$1,728,108

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	525,443	0	0	525,443

Total Investments	$525,443	$1,693,327	$34,781	$2,253,551

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,156)	$0	$(2,156)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	38	74	0	112
Over the counter	0	1,115	0	1,115
	$38	$1,189	$0	$1,227

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(11,689)	$0	$(11,689)

Totals	$525,481	$1,680,671	$34,781	$2,240,933

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes Industrials	$1,370	$0	$(33)	$0	$0	$(19)	$0	$(1,318)	$0	$0
Non-Agency Mortgage-Backed Securities	37,833	0	(3,328)	117	551	(376)	0	(16)	34,781	(336)
Asset-Backed Securities	22,941	0	0	0	0	42	0	(22,983)	0	0

Totals	$62,144	$0	$(3,361)	$117	$551	$(353)	$0	$(24,317)	$34,781	$(336)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$34,781	Third Party Vendor	Broker Quote	85.72 - 99.00

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Portfolio

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.7%
BERMUDA 0.9%
CORPORATE BONDS & NOTES 0.9%
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		$600	$607
7.875% due 06/10/2019		5,000	5,906

Total Bermuda (Cost $6,056)			6,513

BRAZIL 41.1%
CORPORATE BONDS & NOTES 18.7%
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$22,150	22,124
4.625% due 02/13/2017		2,000	2,027
Banco Votorantim S.A.
5.250% due 02/11/2016		2,200	2,201
Caixa Economica Federal
4.250% due 05/13/2019		6,000	5,340
CSN Islands Corp.
6.875% due 09/21/2019 (f)		1,400	742
Itau Unibanco Holding S.A.
5.750% due 01/22/2021		1,000	959
Petrobras Global Finance BV
1.990% due 05/20/2016		2,460	2,405
2.000% due 05/20/2016		1,650	1,629
2.750% due 01/15/2018	EUR	8,000	7,117
2.886% due 03/17/2017		$11,800	10,841
3.000% due 01/15/2019		2,100	1,601
3.250% due 03/17/2017		17,200	15,953
3.500% due 02/06/2017		3,200	3,000
3.875% due 01/27/2016		3,300	3,291
5.750% due 01/20/2020		11,049	8,701
5.875% due 03/01/2018		9,800	8,747
6.125% due 10/06/2016		200	199
6.850% due 06/05/2115		2,500	1,631
7.875% due 03/15/2019		48,985	43,474

			141,982

SOVEREIGN ISSUES 22.4%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		2,100	2,084
Brazil Government International Bond
6.000% due 01/17/2017		5,000	5,150
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (b)	BRL	6	2
0.000% due 04/01/2016 (b)		179,800	43,948
0.000% due 10/01/2016 (b)		300,250	68,070
0.000% due 01/01/2017 (b)		233,700	51,039

			170,293

Total Brazil (Cost $396,381)			312,275

CAYMAN ISLANDS 2.4%
CORPORATE BONDS & NOTES 2.4%
Baidu, Inc.
2.750% due 06/09/2019		$1,400	1,394
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,200	2,371
5.750% due 01/18/2017		5,000	5,150
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		9,220	3,412
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (d)		919	211
6.750% due 10/01/2023 (d)		3,570	857
Tencent Holdings Ltd.
3.800% due 02/11/2025		5,000	4,910

Total Cayman Islands (Cost $26,343)			18,305

CHILE 1.6%
CORPORATE BONDS & NOTES 1.6%
Banco Santander Chile
1.915% due 01/19/2016	$200	200
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	10,500	11,661

Total Chile (Cost $12,225)		11,861

CHINA 5.0%
CORPORATE BONDS & NOTES 5.0%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	$1,000	1,035
Sinopec Group Overseas Development Ltd.
1.101% due 04/10/2017	35,100	35,057
4.375% due 04/10/2024	2,000	2,071

Total China (Cost $38,060)		38,163

COLOMBIA 1.0%
CORPORATE BONDS & NOTES 1.0%
Ecopetrol S.A.
5.875% due 05/28/2045	$8,100	5,791
7.625% due 07/23/2019	1,500	1,631

Total Colombia (Cost $8,993)		7,422

HONG KONG 2.6%
CORPORATE BONDS & NOTES 2.6%
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	$5,000	4,974
CNPC General Capital Ltd.
1.262% due 05/14/2017	10,000	9,985
1.450% due 04/16/2016	1,500	1,500
2.750% due 05/14/2019	3,000	3,001
3.400% due 04/16/2023	500	485

Total Hong Kong (Cost $19,974)		19,945

INDONESIA 9.6%
CORPORATE BONDS & NOTES 1.3%
Majapahit Holding BV
7.750% due 10/17/2016	$5,000	5,231
Pertamina Persero PT
6.450% due 05/30/2044	5,000	4,369

		9,600

SOVEREIGN ISSUES 8.3%
Indonesia Government International Bond
6.750% due 01/15/2044	2,400	2,578
6.875% due 03/09/2017	24,000	25,438
7.500% due 01/15/2016	31,620	31,667
11.625% due 03/04/2019	2,400	3,020

		62,703

Total Indonesia (Cost $72,730)		72,303

IRELAND 0.0%
CORPORATE BONDS & NOTES 0.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	$200	201

Total Ireland (Cost $200)		201

LUXEMBOURG 2.7%
CORPORATE BONDS & NOTES 2.7%
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	$6,400	6,582
8.146% due 04/11/2018	5,500	5,940
9.250% due 04/23/2019	650	728

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017 (f)		300	305
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		1,250	1,264
5.400% due 03/24/2017		5,300	5,399
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		500	523

Total Luxembourg (Cost $20,671)			20,741

MEXICO 7.2%
CORPORATE BONDS & NOTES 1.3%
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$5,000	4,713
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,000	1,065
6.750% due 09/30/2022		2,000	2,205
Petroleos Mexicanos
5.750% due 03/01/2018		1,300	1,357
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	582

			9,922

SOVEREIGN ISSUES 5.9%
Mexico Government International Bond
4.000% due 11/15/2040 (c)		311,720	18,360
4.000% due 11/08/2046 (c)		134,325	7,926
6.500% due 06/10/2021		150,000	9,047
8.500% due 12/13/2018		470	30
10.000% due 12/05/2024		129,000	9,441

			44,804

Total Mexico (Cost $67,620)			54,726

NETHERLANDS 1.3%
CORPORATE BONDS & NOTES 1.3%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		$5,000	4,941
7.000% due 05/11/2016		5,200	5,255

Total Netherlands (Cost $10,530)			10,196

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	28

Total Poland (Cost $29)			28

QATAR 0.4%
SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
6.550% due 04/09/2019		$2,400	2,760

Total Qatar (Cost $2,604)			2,760

RUSSIA 0.4%
CORPORATE BONDS & NOTES 0.4%
ALROSA Finance S.A.
7.750% due 11/03/2020		$3,000	3,168

Total Russia (Cost $3,110)			3,168

SINGAPORE 0.0%
SOVEREIGN ISSUES 0.0%
Singapore Government International Bond
2.500% due 06/01/2019	SGD	70	51

Total Singapore (Cost $50)			51

SOUTH AFRICA 0.7%
CORPORATE BONDS & NOTES 0.7%
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021	$6,100	5,330

Total South Africa (Cost $6,014)		5,330

SOUTH KOREA 1.4%
CORPORATE BONDS & NOTES 1.4%
Industrial Bank of Korea
3.750% due 09/29/2016	$380	386
KEB Hana Bank
4.875% due 01/14/2016	5,000	5,005
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	2,600	2,615
Korea Hydro & Nuclear Power Co. Ltd.
1.158% due 05/22/2017	2,500	2,499

Total South Korea (Cost $10,504)		10,505

TURKEY 1.4%
SOVEREIGN ISSUES 1.4%
Turkey Government International Bond
7.000% due 09/26/2016	$10,200	10,572

Total Turkey (Cost $10,587)		10,572

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$2,386	2,528

Total United Arab Emirates (Cost $2,476)		2,528

UNITED STATES 1.9%
ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust
0.722% due 03/25/2037	$406	246
Morgan Stanley Mortgage Loan Trust
0.782% due 04/25/2037	362	183

		429

CORPORATE BONDS & NOTES 1.3%
Bank of America Corp.
6.875% due 04/25/2018	2,400	2,649
Bank of America N.A.
0.792% due 06/15/2016	900	900
Rio Oil Finance Trust
9.250% due 07/06/2024	4,000	2,965
9.750% due 01/06/2027	3,000	2,209
Wachovia Corp.
5.750% due 02/01/2018	900	972

		9,695

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Mortgage Trust
2.635% due 02/25/2036 ^	28	25
Bear Stearns Adjustable Rate Mortgage Trust
2.680% due 03/25/2035	1,472	1,478
Chase Mortgage Finance Trust
2.466% due 03/25/2037 ^	67	63
Citigroup Mortgage Loan Trust, Inc.
2.623% due 03/25/2034	11	11
2.643% due 07/25/2046 ^	42	37
Countrywide Home Loan Mortgage Pass-Through Trust
2.718% due 09/25/2047 ^	29	26
2.905% due 10/20/2035	185	168
HarborView Mortgage Loan Trust
4.730% due 08/19/2036 ^	18	16
Luminent Mortgage Trust
0.401% due 12/25/2036 ^	48	40

MASTR Adjustable Rate Mortgages Trust
0.662% due 05/25/2037		192	125
Merrill Lynch Alternative Note Asset Trust
0.722% due 03/25/2037		350	166
2.873% due 06/25/2037 ^		273	187
Merrill Lynch Mortgage-Backed Securities Trust
3.040% due 04/25/2037 ^		62	53
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,000	1,027
Morgan Stanley Mortgage Loan Trust
2.225% due 06/25/2036		17	17
Sequoia Mortgage Trust
2.387% due 01/20/2047 ^		28	23
WaMu Mortgage Pass-Through Certificates Trust
1.825% due 01/25/2037 ^		57	48
1.972% due 04/25/2037 ^		38	32
2.155% due 05/25/2037 ^		77	63
2.185% due 12/25/2036 ^		34	30
2.300% due 12/25/2036 ^		131	115
2.408% due 09/25/2036 ^		66	60

			3,810

Total United States (Cost $15,441)			13,934

VIRGIN ISLANDS (BRITISH) 2.6%
CORPORATE BONDS & NOTES 2.6%
Gerdau Trade, Inc.
5.750% due 01/30/2021		$1,700	1,356
GTL Trade Finance, Inc.
5.893% due 04/29/2024		4,000	2,860
Rosneft Finance S.A.
6.625% due 03/20/2017		6,710	6,885
7.500% due 07/18/2016		2,900	2,973
7.875% due 03/13/2018		5,000	5,342

Total Virgin Islands (British) (Cost $20,252)			19,416

SHORT-TERM INSTRUMENTS 2.2%
REPURCHASE AGREEMENTS (e) 0.1%			506

MEXICO TREASURY BILLS 1.3%
3.356% due 03/03/2016	MXN	170,000	9,812

U.S. TREASURY BILLS 0.8%
0.144% due 01/07/2016 - 01/28/2016 (a)(i)		$6,372	6,372

Total Short-Term Instruments (Cost $16,790)			16,690

Total Investments in Securities (Cost $767,640)			657,633

	SHARES
INVESTMENTS IN AFFILIATES 10.0%
SHORT-TERM INSTRUMENTS 10.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.0%
PIMCO Short-Term Floating NAV Portfolio III		7,702,612	76,056

Total Short-Term Instruments (Cost $76,357)			76,056

Total Investments in Affiliates (Cost $76,357)			76,056

Total Investments 96.7% (Cost $843,997)			$733,689
Financial Derivative Instruments (g)(h) 7.3% (Cost or Premiums, net $(8,483))			55,169
Other Assets and Liabilities, net (4.0%)			(29,925)

Net Assets 100.0%			$758,933

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SSB	0.010%	12/31/2015	01/04/2016	$506	Fannie Mae 2.170% due 10/17/2022	$(516)	$506	$506

Total Repurchase Agreements						$(516)	$506	$506

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
CFR	(1.750%)	06/10/2015	TBD	(2)	$(650)	$(643)
JML	(1.750)	07/08/2015	TBD	(2)	(273)	(271)

Total Reverse Repurchase Agreements						$(914)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(725) at a weighted average interest rate of (1.683%).

(f)	Securities with an aggregate market value of $810 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		$36,800	$(500)	$(664)	$0	$(57)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		6,800	(132)	(196)	0	(17)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		16,800	(516)	(761)	0	(70)
Pay	28-Day MXN-TIIE	8.780	08/03/2016	MXN	5,700	10	(18)	0	0
Pay	28-Day MXN-TIIE	8.865	09/12/2016		15,000	35	(5)	1	0
Pay	28-Day MXN-TIIE	8.850	09/21/2016		80,000	183	(226)	4	0
Pay	28-Day MXN-TIIE	5.520	09/07/2018		256,700	347	(82)	26	0
Pay	28-Day MXN-TIIE	5.530	09/11/2018		175,000	236	(161)	18	0
Pay	28-Day MXN-TIIE	5.240	10/05/2018		170,000	151	27	18	0
Pay	28-Day MXN-TIIE	5.700	01/18/2019		475,000	701	(267)	54	0
Pay	28-Day MXN-TIIE	5.300	07/08/2020		400,000	(41)	64	33	0
Pay	28-Day MXN-TIIE	5.310	07/10/2020		350,000	(31)	(176)	28	0
Pay	28-Day MXN-TIIE	5.390	10/23/2020		1,875,000	(388)	(501)	141	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		750,000	(66)	103	62	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		400,000	163	(288)	36	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		250,000	(71)	(171)	22	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		865,000	(884)	17	77	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		800,000	(1,042)	(1,361)	75	0
Pay	28-Day MXN-TIIE	5.890	07/07/2022		310,000	9	(204)	36	0
Pay	28-Day MXN-TIIE	5.860	07/11/2022		250,000	(23)	(171)	29	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		1,900,000	(2,718)	(162)	221	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		217,000	(123)	(351)	26	0
Pay	28-Day MXN-TIIE	5.975	09/16/2022		690,000	83	92	84	0
Pay	28-Day MXN-TIIE	6.750	06/05/2023		90,000	226	(353)	13	0
Pay	28-Day MXN-TIIE	6.800	12/26/2023		100,000	266	(435)	15	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		750,000	785	(595)	106	0
Pay	28-Day MXN-TIIE	6.395	07/01/2025		351,200	95	(310)	48	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		350,000	11	(169)	78	0
Pay	28-Day MXN-TIIE	6.590	12/05/2029		100,000	(88)	(62)	22	0
Receive	28-Day MXN-TIIE	6.615	12/03/2030		325,000	381	381	0	(75)

						$(2,941)	$(7,005)	$1,273	$(219)

Total Swap Agreements						$(2,941)	$(7,005)	$1,273	$(219)

Cash of $18,809 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	02/2016	IDR	138,550,000		$9,899	$49	$0
BOA	01/2016	MYR	42,837		10,000	73	0
	01/2016		$2,328	CNY	15,182	0	(9)
	01/2016		9,500	MYR	40,413	0	(135)
	01/2016		4,742	RUB	317,500	0	(402)
	02/2016	THB	936,918		$26,012	59	(49)
	02/2016		$10,000	ILS	38,860	0	(5)
	03/2016	MXN	5,670		$327	1	(1)
	03/2016		$990	MXN	17,032	0	(6)
	04/2016	BRL	40,353		$14,942	5,047	0
	01/2017		6,766		2,136	612	0
BPS	01/2016		507		130	2	0
	01/2016		$130	BRL	507	0	(2)
	01/2016		5,000	KRW	5,797,250	0	(70)
	02/2016	SGD	10,620		$7,500	23	0
	02/2016	TWD	329,270		10,000	22	0
	02/2016		$12,509	ILS	48,515	0	(31)
	03/2016	MXN	724,241		$41,525	0	(292)
	03/2016	RUB	196,557		2,699	58	0
	04/2016	BRL	991		364	121	0
	01/2017		29,000		10,538	4,009	0
	07/2017		73,900		25,370	9,685	0
BRC	01/2016		$1,500	KRW	1,751,895	0	(10)
	01/2016		50	PHP	2,385	1	0
	01/2016		6,916	RUB	455,373	0	(692)
	01/2016		5,000	TRY	14,723	25	0
	02/2016		158	SGD	223	0	(1)
	03/2016	MXN	168,712		$9,862	113	0
	03/2016		$4,321	MXN	74,557	0	(16)
	04/2016	BRL	70,000		$20,680	3,515	0
CBK	01/2016		66,290		16,977	221	0
	01/2016	CNH	64,028		10,000	290	0
	01/2016	MYR	43,545		10,000	0	(91)
	01/2016		$16,684	BRL	66,290	72	0
	01/2016		42,600	INR	2,829,192	43	0
	01/2016		5,000	TRY	14,654	2	0
	02/2016	EUR	20,232		$22,231	224	0
	02/2016		$433	ILS	1,676	0	(2)
	03/2016		2,342	MXN	40,500	0	(3)
	04/2016	BRL	35,000		$10,465	1,883	0
	10/2016		90,000		20,409	0	(366)
DUB	01/2016		358,116		94,186	3,667	0
	01/2016	KRW	11,740,000		10,000	16	0
	01/2016		$91,805	BRL	358,116	0	(1,286)
	02/2016	ILS	131,234		$33,835	81	0
	02/2016	SGD	14,102		10,000	71	0
	02/2016	TWD	328,800		10,000	36	0
	02/2016		$18,959	BRL	74,691	0	(265)
FBF	03/2016	RUB	171,384		$2,381	78	0
	04/2016	BRL	80,820		30,000	10,182	0
GLM	01/2016		66,197		16,953	220	0
	01/2016	EUR	151		164	0	0
	01/2016	PHP	526,538		11,180	0	(29)
	01/2016		$17,000	BRL	66,197	0	(268)
	02/2016		20,000	ILS	77,422	0	(87)
	02/2016		12,000	SGD	16,994	0	(35)
	03/2016		1,282	MXN	22,104	0	(5)
	03/2016		5,000	RUB	370,500	0	(21)
	10/2016	BRL	62,250		$15,271	902	0
HUS	01/2016		57,429		14,707	191	0
	01/2016	CNH	97,455		15,000	220	0
	01/2016	KRW	5,703,700		5,000	150	0
	01/2016		$15,000	BRL	57,429	0	(484)
	01/2016		6,142	CNY	40,107	0	(15)
	01/2016		3,000	TRY	8,774	0	(5)
	02/2016		1,119	HKD	8,666	0	0
	02/2016		1,624	THB	58,533	1	0
	02/2016		11,000	TWD	360,447	0	(77)
JPM	01/2016	BRL	53,377		$17,665	4,173	0
	01/2016	EUR	383		421	4	0
	01/2016	INR	338,215		5,050	0	(48)
	01/2016	KRW	62,835,420		53,422	0	(14)
	01/2016	MYR	21,587		5,000	0	(2)
	01/2016	RUB	142,320		2,000	55	0
	01/2016	TRY	118,227		39,750	0	(602)
	01/2016		$13,668	BRL	53,377	0	(176)
	01/2016		50,091	KRW	58,056,372	1	(720)
	01/2016		5,000	MYR	21,255	0	(75)
	01/2016		10,000	RUB	657,500	0	(1,013)
	02/2016		29,682	ILS	115,423	5	0
	03/2016	MXN	406,925		$23,346	0	(150)
	03/2016		$2,131	MXN	36,389	0	(30)
MSB	01/2016	BRL	88,600		$30,543	8,148	0
	01/2016	INR	336,515		5,000	0	(72)
	01/2016	MYR	43,073		10,000	18	0
	01/2016		$22,344	BRL	88,600	123	(72)
	01/2016		8,266	RUB	561,732	0	(587)
	01/2016		25,076	TRY	73,891	144	0
	02/2016		10,100	IDR	141,602,000	0	(33)
	02/2016		13,648	ILS	52,755	0	(79)
	02/2016		10,141	THB	363,914	1	(42)
	02/2016		116	TWD	3,822	0	0
	03/2016		207	PLN	820	2	0
	03/2016		18,280	RUB	1,243,200	0	(1,573)
	04/2016	BRL	33,000		$10,409	2,317	0
	04/2016	RUB	8,083		112	4	0
	01/2017	BRL	123,863		45,000	17,115	0
	01/2017		$2,134	BRL	6,766	0	(611)
NGF	02/2016	THB	362,200		$10,000	0	(52)
	10/2016	BRL	148,000		40,946	6,783	0
SCX	01/2016	MYR	105,741		24,401	64	(166)
	02/2016	SGD	23,320		16,564	145	0
SOG	01/2016		$10,000	MYR	42,692	0	(107)
	01/2016		25,000	RUB	1,691,250	0	(1,883)
	02/2016	ILS	418,341		$108,115	517	0
	02/2016		$50,000	ILS	193,500	0	(231)
	02/2016		500	THB	17,998	0	(1)
	03/2016		7,751	RUB	520,750	0	(753)
UAG	01/2016	CNY	68,296		$10,668	234	0
	01/2016	INR	2,063,495		31,052	0	(50)
	01/2016		$10,000	PHP	459,600	0	(216)
	02/2016	TWD	467,724		$14,376	202	0
	10/2016	CNH	386,341		59,160	1,988	0

Total Forward Foreign Currency Contracts						$84,008	$(14,118)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	4.200	02/02/2016	$15,000	$(209)	$(184)
BPS	Call - OTC USD versus MXN	MXN	17.650	02/08/2016	20,000	(150)	(134)
FBF	Put - OTC USD versus BRL	BRL	3.620	01/14/2016	25,000	(244)	(9)
	Call - OTC USD versus BRL		4.150	01/14/2016	15,000	(196)	(85)
	Put - OTC USD versus BRL		3.610	02/02/2016	15,000	(164)	(25)
	Put - OTC USD versus BRL		3.620	02/02/2016	15,000	(175)	(27)
	Call - OTC USD versus BRL		4.360	03/21/2016	30,000	(534)	(605)
	Call - OTC USD versus BRL		4.405	03/21/2016	10,000	(179)	(180)
	Call - OTC USD versus BRL		4.560	03/21/2016	10,000	(306)	(121)
GLM	Put - OTC USD versus BRL		3.620	01/14/2016	10,000	(102)	(4)
	Call - OTC USD versus BRL		4.150	01/14/2016	15,000	(198)	(85)
	Call - OTC USD versus BRL		4.170	01/14/2016	10,000	(126)	(49)

						$(2,583)	$(1,508)

Total Written Options						$(2,583)	$(1,508)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2020	4.823%	$5,000	$(476)	$(302)	$0	$(778)
	Colombia Government International Bond	1.000	03/20/2016	0.845	100	1	(1)	0	0
	Colombia Government International Bond	1.000	06/20/2019	2.005	20,000	(50)	(606)	0	(656)
	Mexico Government International Bond	1.000	03/20/2020	1.518	50,000	(146)	(874)	0	(1,020)
	Russia Government International Bond	1.000	03/20/2016	1.528	10,000	0	(8)	0	(8)
	Turkey Government International Bond	1.000	06/20/2016	1.059	15,000	(8)	10	2	0
BPS	Brazil Government International Bond	1.000	12/20/2021	5.080	5,000	(911)	(81)	0	(992)
BRC	Brazil Government International Bond	1.000	03/20/2016	1.120	7,700	(26)	27	1	0
	Brazil Government International Bond	1.000	12/20/2016	2.151	100	(1)	0	0	(1)
	Indonesia Government International Bond	2.320	12/20/2016	0.778	2,600	0	41	41	0
	Mexico Government International Bond	1.000	03/20/2020	1.518	13,500	27	(303)	0	(276)
	Penerbangan Malaysia Bhd.	1.000	09/20/2020	1.751	10,000	(120)	(208)	0	(328)
	Russia Government International Bond	1.000	03/20/2016	1.528	10,000	(101)	93	0	(8)
CBK	Brazil Government International Bond	1.000	06/20/2017	2.990	10,000	(250)	(34)	0	(284)
	Brazil Government International Bond	1.000	12/20/2017	3.403	10,000	(453)	(1)	0	(454)
	South Africa Government International Bond	1.000	06/20/2016	1.813	10,000	(39)	4	0	(35)
DUB	Brazil Government International Bond	1.000	03/20/2016	1.120	10,100	(28)	29	1	0
	Brazil Government International Bond	1.000	12/20/2016	2.151	2,200	(29)	5	0	(24)
	Colombia Government International Bond	1.000	03/20/2016	0.845	300	2	(2)	0	0
	Colombia Government International Bond	1.000	06/20/2019	2.005	10,000	5	(333)	0	(328)
FBF	Colombia Government International Bond	1.000	06/20/2019	2.005	100	(4)	1	0	(3)
	Gazprom S.A.	1.580	06/20/2016	2.336	5,000	0	(15)	0	(15)
GST	Brazil Government International Bond	1.000	03/20/2016	1.120	1,100	(3)	3	0	0
	Brazil Government International Bond	1.000	12/20/2016	2.151	4,000	(52)	9	0	(43)
	Brazil Government International Bond	1.000	03/20/2017	2.653	10,000	(131)	(65)	0	(196)
	Brazil Government International Bond	1.000	09/20/2017	3.228	2,000	(74)	0	0	(74)
	Brazil Government International Bond	1.000	09/20/2019	4.461	1,000	(107)	(9)	0	(116)
	Chile Government International Bond	1.000	09/20/2020	1.216	15,000	33	(173)	0	(140)
	Petrobras Global Finance BV	1.000	03/20/2016	6.049	2,000	(34)	13	0	(21)
	Petrobras International Finance Co.	1.000	12/20/2019	9.956	1,000	(111)	(164)	0	(275)
HUS	Brazil Government International Bond	1.000	09/20/2017	3.228	20,000	(326)	(414)	0	(740)
	Chile Government International Bond	1.000	09/20/2020	1.216	15,000	37	(177)	0	(140)
	Colombia Government International Bond	1.000	03/20/2016	0.845	100	1	(1)	0	0
JPM	Brazil Government International Bond	1.000	03/20/2016	1.120	5,000	(15)	16	1	0
	Brazil Government International Bond	1.000	12/20/2016	2.151	200	(2)	0	0	(2)
	Brazil Government International Bond	1.000	06/20/2017	2.990	2,500	(63)	(8)	0	(71)
	Brazil Government International Bond	1.000	06/20/2021	4.997	5,000	(460)	(451)	0	(911)
	Brazil Government International Bond	1.000	09/20/2022	5.181	5,000	(559)	(546)	0	(1,105)
	Penerbangan Malaysia Bhd.	1.000	09/20/2020	1.751	10,000	(131)	(197)	0	(328)
	Peru Government International Bond	1.000	09/20/2020	1.821	10,000	(173)	(186)	0	(359)
MYC	Gazprom S.A.	1.390	05/20/2016	2.336	1,700	0	(3)	0	(3)

						$(4,777)	$(4,911)	$46	$(9,734)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	28-Day MXN-TIIE	8.770%	08/03/2016	MXN	5,700	$0	$10	$10	$0
	Pay	28-Day MXN-TIIE	8.720	09/05/2016		3,000	7	(1)	6	0
	Pay	28-Day MXN-TIIE	8.900	09/22/2016		52,250	0	121	121	0
DUB	Pay	1-Year BRL-CDI	13.730	01/02/2018	BRL	250,000	(1,049)	(1,419)	0	(2,468)
	Pay	1-Year BRL-CDI	14.720	01/02/2018		97,000	(56)	(498)	0	(554)
GLM	Pay	28-Day MXN-TIIE	8.865	09/12/2016	MXN	30,000	0	69	69	0
	Pay	28-Day MXN-TIIE	5.750	06/11/2018		95,000	(56)	210	154	0
	Pay	28-Day MXN-TIIE	6.240	02/01/2021		50,000	31	66	97	0
UAG	Pay	1-Year BRL-CDI	12.050	01/04/2021	BRL	66,300	0	(2,014)	0	(2,014)

							$(1,123)	$(3,456)	$457	$(5,036)

Total Swap Agreements							$(5,900)	$(8,367)	$503	$(14,770)

(i)	Securities with an aggregate market value of $6,122 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$6,513	$0	$6,513
Brazil
Corporate Bonds & Notes	0	141,982	0	141,982
Sovereign Issues	0	170,293	0	170,293
Cayman Islands
Corporate Bonds & Notes	0	18,305	0	18,305
Chile
Corporate Bonds & Notes	0	11,861	0	11,861
China
Corporate Bonds & Notes	0	38,163	0	38,163
Colombia
Corporate Bonds & Notes	0	7,422	0	7,422
Hong Kong
Corporate Bonds & Notes	0	19,945	0	19,945
Indonesia
Corporate Bonds & Notes	0	9,600	0	9,600
Sovereign Issues	0	62,703	0	62,703
Ireland
Corporate Bonds & Notes	0	201	0	201
Luxembourg
Corporate Bonds & Notes	0	20,741	0	20,741
Mexico
Corporate Bonds & Notes	0	9,922	0	9,922
Sovereign Issues	0	44,804	0	44,804
Netherlands
Corporate Bonds & Notes	0	10,196	0	10,196
Poland
Sovereign Issues	0	28	0	28
Qatar
Sovereign Issues	0	2,760	0	2,760
Russia
Corporate Bonds & Notes	0	3,168	0	3,168
Singapore
Sovereign Issues	0	51	0	51
South Africa
Corporate Bonds & Notes	0	5,330	0	5,330
South Korea
Corporate Bonds & Notes	0	10,505	0	10,505
Turkey
Sovereign Issues	0	10,572	0	10,572
United Arab Emirates
Corporate Bonds & Notes	0	2,528	0	2,528
United States
Asset-Backed Securities	0	429	0	429
Corporate Bonds & Notes	0	9,695	0	9,695
Non-Agency Mortgage-Backed Securities	0	3,810	0	3,810
Virgin Islands (British)
Corporate Bonds & Notes	0	19,416	0	19,416
Short-Term Instruments
Repurchase Agreements	0	506	0	506
Mexico Treasury Bills	0	9,812	0	9,812
U.S. Treasury Bills	0	6,372	0	6,372
	$0	$657,633	$0	$657,633

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	76,056	0	0	76,056

Total Investments	$76,056	$657,633	$0	$733,689

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,273	0	1,273
Over the counter	0	84,511	0	84,511
	$0	$85,784	$0	$85,784

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(219)	0	(219)
Over the counter	0	(30,396)	0	(30,396)

	$0	$(30,615)	$0	$(30,615)

Totals	$76,056	$712,802	$0	$788,858

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 85.7%
BANK LOAN OBLIGATIONS 10.9%
Albertson’s Holdings LLC
5.125% due 08/25/2019		$1,203	$1,193
Ancestry.com, Inc.
5.000% due 08/17/2022		2,618	2,609
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022		2,750	2,721
Community Health Systems, Inc.
3.750% due 12/31/2019		173	169
4.000% due 01/27/2021		318	313
Eldorado Resorts LLC
4.250% due 07/13/2022		199	199
Endo Luxembourg Finance Co. SARL
3.750% due 09/26/2022		1,600	1,582
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		56,410	56,313
Grifols Worldwide Operations USA, Inc.
3.424% due 02/27/2021		2,898	2,875
Klockner-Pentaplast of America, Inc.
5.000% due 04/28/2020		70	69
KP Germany Erste GmbH
5.000% due 04/28/2020		30	30
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021		837	715
T-Mobile USA, Inc.
3.500% due 11/09/2022		1,350	1,351
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016		564	562
Valeant Pharmaceuticals International, Inc.
3.750% due 08/05/2020		3,115	2,996
4.000% due 04/01/2022		1,489	1,438

Total Bank Loan Obligations (Cost $75,565)			75,135

CORPORATE BONDS & NOTES 67.1%
BANKING & FINANCE 27.8%
AGFC Capital Trust
6.000% due 01/15/2067		6,500	4,582
Ally Financial, Inc.
3.250% due 02/13/2018		6,000	5,985
4.125% due 03/30/2020		6,325	6,309
4.625% due 03/30/2025		13,500	13,365
Banco Pan S.A.
8.500% due 04/23/2020		3,000	2,377
Blackstone CQP Holdco LP
9.296% due 03/19/2019		38,890	38,788
Boats Investments Netherlands BV (11.000% PIK)
11.000% due 03/31/2017 (a)	EUR	7,543	2,143
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	600	856
CIT Group, Inc.
4.250% due 08/15/2017		$1,425	1,461
5.000% due 05/15/2017		4,350	4,491
5.000% due 08/15/2022		4,925	5,070
Communications Sales & Leasing, Inc.
6.000% due 04/15/2023		1,000	948
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		1,000	1,026
Credit Suisse Group AG
7.500% due 12/11/2023 (d)		1,400	1,476
Denali Borrower LLC
5.625% due 10/15/2020		2,000	2,100
DuPont Fabros Technology LP
5.875% due 09/15/2021		1,200	1,254
Exeter Finance Corp.
9.750% due 05/20/2019		7,500	7,367
Genworth Holdings, Inc.
7.625% due 09/24/2021		1,750	1,462
Heta Asset Resolution AG
0.152% due 05/31/2016 ^	EUR	12,400	9,163
2.750% due 05/31/2016 ^	CHF	1,500	996
Howard Hughes Corp.
6.875% due 10/01/2021		$1,850	1,896
HSBC Holdings PLC
6.375% due 03/30/2025 (d)		400	401

International Lease Finance Corp.
5.750% due 05/15/2016		1,250	1,269
iStar, Inc.
4.000% due 11/01/2017		4,300	4,227
Jefferies Finance LLC
6.875% due 04/15/2022		1,700	1,437
7.500% due 04/15/2021		4,575	4,043
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,305	1,253
JPMorgan Chase & Co.
3.900% due 07/15/2025		2,600	2,681
Nationstar Mortgage LLC
6.500% due 08/01/2018		575	561
6.500% due 07/01/2021		275	244
6.500% due 06/01/2022		2,400	2,085
7.875% due 10/01/2020		400	384
9.625% due 05/01/2019		5,425	5,615
Navient Corp.
5.500% due 01/25/2023		175	141
5.625% due 08/01/2033		2,500	1,688
5.875% due 03/25/2021		3,750	3,352
8.450% due 06/15/2018		3,000	3,165
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		2,325	2,389
Oxford Finance LLC
7.250% due 01/15/2018		3,575	3,593
PHH Corp.
6.375% due 08/15/2021		6,654	6,088
7.375% due 09/01/2019		6,700	6,673
Pinnacol Assurance
8.625% due 06/25/2034 (f)		5,000	5,139
Provident Funding Associates LP
6.750% due 06/15/2021		5,085	4,945
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024		6,000	5,294
Stearns Holdings, Inc.
9.375% due 08/15/2020		4,285	4,264
TIG FinCo PLC
8.500% due 03/02/2020	GBP	579	879
8.750% due 04/02/2020		1,972	2,587
Virgin Media Secured Finance PLC
5.500% due 01/15/2021		2,620	4,113

			191,625

INDUSTRIALS 31.9%
Afren PLC
6.625% due 12/09/2020 ^		$1,952	39
10.250% due 04/08/2019 ^		1,537	31
Aguila S.A.
7.875% due 01/31/2018		7,450	7,497
Air Canada Pass-Through Trust
5.375% due 11/15/2022		169	171
Altice Financing S.A.
6.625% due 02/15/2023		1,500	1,485
Altice Luxembourg S.A.
6.250% due 02/15/2025	EUR	400	368
7.625% due 02/15/2025		$600	519
7.750% due 05/15/2022		1,775	1,606
Ancestry.com, Inc.
11.000% due 12/15/2020		2,000	2,145
Aramark Services, Inc.
5.125% due 01/15/2024		500	511
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		13,290	6,047
Cable One, Inc.
5.750% due 06/15/2022		275	274
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^(e)		5,900	4,513
9.000% due 02/15/2020 ^(e)(g)		3,600	2,754
11.250% due 06/01/2017 ^(e)		10,134	7,651
California Resources Corp.
5.000% due 01/15/2020 (g)		11,828	4,273
8.000% due 12/15/2022 (g)		2,757	1,458
Casella Waste Systems, Inc.
7.750% due 02/15/2019		2,500	2,494
CCO Safari LLC
4.464% due 07/23/2022		12,350	12,321
CCOH Safari LLC
5.750% due 02/15/2026		2,000	2,010
Centene Corp.
4.750% due 05/15/2022		1,450	1,410
Chesapeake Energy Corp.
3.571% due 04/15/2019		18,525	5,233
6.625% due 08/15/2020		9,600	2,832

6.875% due 11/15/2020		2,000	580
7.250% due 12/15/2018		3,950	1,580
CITGO Petroleum Corp.
6.250% due 08/15/2022		1,300	1,255
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		450	436
Cliffs Natural Resources, Inc.
8.250% due 03/31/2020		7,800	5,986
Coeur Mining, Inc.
7.875% due 02/01/2021		900	542
Community Health Systems, Inc.
8.000% due 11/15/2019		2,000	2,025
Constellation Brands, Inc.
6.000% due 05/01/2022		875	965
CSC Holdings LLC
6.750% due 11/15/2021		150	148
CVR Refining LLC
6.500% due 11/01/2022		600	585
Dell, Inc.
5.400% due 09/10/2040		1,050	772
6.500% due 04/15/2038		2,650	2,186
7.100% due 04/15/2028		500	484
Dex Media, Inc. (12.000% Cash or 14.000% PIK)
12.000% due 01/29/2017 (a)		24	1
DISH DBS Corp.
5.000% due 03/15/2023		1,250	1,088
6.750% due 06/01/2021		700	707
Dynegy, Inc.
5.875% due 06/01/2023		1,450	1,171
Eldorado Resorts, Inc.
7.000% due 08/01/2023		1,600	1,576
Endo Finance LLC
5.750% due 01/15/2022		1,125	1,097
6.000% due 07/15/2023		1,025	1,025
Entertainment One Ltd.
6.875% due 12/15/2022	GBP	800	1,179
FGI Operating Co. LLC
7.875% due 05/01/2020		$5,525	4,006
First Data Corp.
7.000% due 12/01/2023		5,000	5,012
Fly Leasing Ltd.
6.750% due 12/15/2020		1,500	1,543
Global Geophysical Services, Inc.
10.500% due 05/01/2017 ^		4,500	312
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,000	726
Gulfport Energy Corp.
7.750% due 11/01/2020		$12	11
Harvest Operations Corp.
6.875% due 10/01/2017		15,874	12,302
HCA Holdings, Inc.
6.250% due 02/15/2021		800	850
HCA, Inc.
4.250% due 10/15/2019		1,475	1,506
5.250% due 04/15/2025		1,925	1,944
6.500% due 02/15/2020		2,875	3,139
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	6,000	6,064
5.014% due 12/27/2017		200	201
Hexion, Inc.
6.625% due 04/15/2020		$400	315
Hill-Rom Holdings, Inc.
5.750% due 09/01/2023		250	256
Hologic, Inc.
5.250% due 07/15/2022		1,250	1,280
Huntsman International LLC
5.125% due 04/15/2021	EUR	1,000	1,014
INEOS Group Holdings S.A.
5.750% due 02/15/2019		1,000	1,092
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$3,050	2,516
Kloeckner Pentaplast of America, Inc.
7.125% due 11/01/2020	EUR	900	1,003
LABA Royalty Sub LLC
9.000% due 05/15/2029		$5,480	5,260
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		1,075	1,040
5.500% due 04/15/2025		525	486
5.625% due 10/15/2023		1,750	1,671
5.750% due 08/01/2022		500	483
Matterhorn Telecom S.A.
3.625% due 05/01/2022	CHF	1,000	914
MDC Partners, Inc.
6.750% due 04/01/2020		$1,700	1,757
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		1,000	525

MPLX LP
4.500% due 07/15/2023		2,500	2,249
4.875% due 12/01/2024		1,600	1,444
4.875% due 06/01/2025		500	450
New Gold, Inc.
6.250% due 11/15/2022		800	640
Novasep Holding S.A.S.
8.000% due 12/15/2016		9,499	9,285
Numericable-SFR S.A.S.
6.000% due 05/15/2022		2,750	2,674
OGX Austria GmbH
8.500% due 06/01/2018 ^		1,600	0
Owens-Brockway Glass Container, Inc.
5.875% due 08/15/2023		1,250	1,271
Perstorp Holding AB
8.750% due 05/15/2017		750	746
9.000% due 05/15/2017	EUR	2,000	2,197
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		$1,500	548
5.500% due 04/12/2037		1,500	548
Platform Specialty Products Corp.
10.375% due 05/01/2021		1,200	1,200
QGOG Constellation S.A.
6.250% due 11/09/2019		4,600	2,082
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019		1,200	1,247
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		2,000	1,850
5.625% due 04/15/2023		3,000	2,647
5.625% due 03/01/2025		1,150	978
Schaeffler Finance BV
4.750% due 05/15/2021		500	505
Sealed Air Corp.
6.875% due 07/15/2033		500	514
Sensata Technologies BV
5.000% due 10/01/2025		500	490
5.625% due 11/01/2024		750	770
Spirit AeroSystems, Inc.
5.250% due 03/15/2022		300	308
Swissport Investments S.A.
6.750% due 12/15/2021	EUR	400	453
T-Mobile USA, Inc.
6.464% due 04/28/2019		$1,950	2,013
6.500% due 01/15/2026		7,000	7,084
6.542% due 04/28/2020		2,300	2,404
Tenet Healthcare Corp.
4.012% due 06/15/2020		1,300	1,274
4.750% due 06/01/2020		1,500	1,515
U.S. Foods, Inc.
8.500% due 06/30/2019		3,000	3,097
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	3,300	3,130
5.375% due 03/15/2020		$2,500	2,363
5.875% due 05/15/2023		5,000	4,487
Videotron Ltd.
5.375% due 06/15/2024		875	882
Virgin Australia Trust
6.000% due 04/23/2022		51	52
Wise Metals Group LLC
8.750% due 12/15/2018		500	381
WPX Energy, Inc.
7.500% due 08/01/2020		2,300	1,875
Xfit Brands, Inc.
9.000% due 06/12/2017 (f)		2,642	2,562
ZF North America Capital, Inc.
4.000% due 04/29/2020		200	202
4.500% due 04/29/2022		600	589
4.750% due 04/29/2025		600	574

			219,838

UTILITIES 7.4%
Blue Racer Midstream LLC
6.125% due 11/15/2022		1,350	938
Covanta Holding Corp.
5.875% due 03/01/2024		300	273
Genesis Energy LP
6.000% due 05/15/2023		3,325	2,677
Illinois Power Generating Co.
7.000% due 04/15/2018		5,000	3,375
Midwest Generation LLC
8.560% due 01/02/2016		85	84
NSG Holdings LLC
7.750% due 12/15/2025		3,092	3,355

Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	1,968	728
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (e)	919	211
6.750% due 10/01/2023 (e)	179	43
Petrobras Global Finance BV
3.250% due 03/17/2017	3,000	2,782
5.375% due 01/27/2021	4,300	3,214
Red Oak Power LLC
9.200% due 11/30/2029	950	1,017
Sprint Capital Corp.
6.900% due 05/01/2019	3,200	2,624
8.750% due 03/15/2032	1,350	1,016
Sprint Corp.
7.125% due 06/15/2024	10,625	7,783
7.875% due 09/15/2023	10,850	8,175
Talen Energy Supply LLC
4.625% due 07/15/2019	1,000	755
Tenaska Alabama Partners LP
7.000% due 06/30/2021	3,775	3,908
Terraform Global Operating LLC
9.750% due 08/15/2022	7,100	5,698
Virgin Media Finance PLC
5.250% due 02/15/2022	2,100	1,953

		50,609

Total Corporate Bonds & Notes (Cost $511,631)		462,072

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.1%
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,000	1,123

FLORIDA 0.1%
Sunrise, Florida Special Assessment Bonds, Series 2015
4.800% due 05/01/2025	600	600

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	425	466

NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	100	100

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	4,550	3,945

Total Municipal Bonds & Notes (Cost $5,733)		6,234

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Floating Rate Notes
0.428% due 10/31/2017 (i)	2,330	2,329

Total U.S. Treasury Obligations (Cost $2,329)		2,329

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Adjustable Rate Mortgage Trust
2.645% due 10/25/2035	186	167
American Home Mortgage Assets Trust
1.177% due 11/25/2046	799	411
6.250% due 06/25/2037	299	218
Banc of America Alternative Loan Trust
0.822% due 05/25/2035 ^	61	47
Banc of America Funding Trust
2.632% due 03/20/2036 ^	233	201
Bear Stearns ALT-A Trust
2.506% due 01/25/2035	9	8
Citigroup Mortgage Loan Trust, Inc.
2.740% due 11/25/2035	731	701
Countrywide Alternative Loan Trust
0.602% due 05/25/2047	42	35
0.612% due 03/20/2046	69	52
0.682% due 07/25/2046 ^	373	198
1.257% due 12/25/2035	112	94
2.608% due 10/25/2035 ^	65	58
Countrywide Home Loan Mortgage Pass-Through Trust
0.742% due 03/25/2035	268	238
6.000% due 05/25/2036 ^	131	121

CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		556	340
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018		74	76
Downey Savings & Loan Association Mortgage Loan Trust
0.652% due 03/19/2045		41	36
First Horizon Alternative Mortgage Securities Trust
2.254% due 09/25/2035 ^		629	565
6.000% due 05/25/2036 ^		124	104
GMAC Mortgage Corp. Loan Trust
3.104% due 04/19/2036 ^		411	374
GSR Mortgage Loan Trust
2.676% due 05/25/2035		1,050	963
2.734% due 11/25/2035		117	113
2.993% due 04/25/2035		4	4
HarborView Mortgage Loan Trust
0.443% due 03/19/2036		624	451
0.592% due 01/19/2038		35	29
IndyMac Mortgage Loan Trust
2.582% due 09/25/2035 ^		102	87
JPMorgan Mortgage Trust
2.048% due 07/27/2037		535	500
2.683% due 07/25/2035		158	157
6.000% due 08/25/2037 ^		149	132
Residential Accredit Loans, Inc. Trust
0.752% due 03/25/2037		462	130
5.500% due 02/25/2036 ^		353	286
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^		127	110
Structured Asset Mortgage Investments Trust
0.642% due 05/25/2036		41	31
WaMu Mortgage Pass-Through Certificates Trust
1.027% due 05/25/2047		493	414
1.867% due 10/25/2036 ^		267	226
4.408% due 07/25/2037 ^		256	237
Wells Fargo Mortgage-Backed Securities Trust
2.708% due 03/25/2035		366	367

Total Non-Agency Mortgage-Backed Securities (Cost $7,156)			8,281

ASSET-BACKED SECURITIES 0.4%
Carrington Mortgage Loan Trust
0.572% due 08/25/2036		100	62
Credit-Based Asset Servicing and Securitization LLC
4.002% due 01/25/2037 ^		1,099	589
GSAMP Trust
0.572% due 08/25/2036		81	62
Mid-State Trust
7.791% due 03/15/2038		18	20
Morgan Stanley ABS Capital, Inc. Trust
0.562% due 05/25/2037		170	110
Option One Mortgage Loan Trust Asset-Backed Certificates
1.397% due 08/25/2033		86	78
Residential Asset Securities Corp. Trust
0.572% due 08/25/2036		49	46
6.980% due 09/25/2031		1,796	1,820

Total Asset-Backed Securities (Cost $2,218)			2,787

SOVEREIGN ISSUES 0.3%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	200	203
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	100,000	749
4.750% due 04/17/2019	EUR	1,100	1,100

Total Sovereign Issues (Cost $1,930)			2,052

	SHARES
COMMON STOCKS 1.1%
CONSUMER DISCRETIONARY 0.0%
Xfit Brands, Inc. (b)		10,000	47

ENERGY 0.0%
OGX Petroleo e Gas S.A. ADR (b)		25,177	0

FINANCIALS 0.4%
CIT Group, Inc.		31,331	1,244
EME Reorganization Trust		11,455,839	115
Hipotecaria Su Casita S.A. de C.V. (b)		78,886	0

Nationstar Mortgage Holdings, Inc. (b)	68,300	913
TIG FinCo PLC (f)	511,687	528

		2,800

HEALTH CARE 0.7%
NVHL S.A. ‘A’ (b)(f)	231,498	504
NVHL S.A. ‘B’ (b)(f)	231,498	504
NVHL S.A. ‘C’ (b)(f)	231,498	503
NVHL S.A. ‘D’ (b)(f)	231,498	503
NVHL S.A. ‘E’ (b)(f)	231,498	503
NVHL S.A. ‘F’ (b)(f)	231,498	503
NVHL S.A. ‘G’ (b)(f)	231,498	503
NVHL S.A. ‘H’ (b)(f)	231,498	503
NVHL S.A. ‘I’ (b)(f)	231,498	503
NVHL S.A. ‘J’ (b)(f)	231,498	503

		5,032

Total Common Stocks (Cost $13,259)		7,879

WARRANTS 0.2%
CONSUMER DISCRETIONARY 0.2%
XFit Brands, Inc. - Exp. 06/12/2024	1	1,352

INDUSTRIALS 0.0%
Global Geophysical Services, Inc. - Exp. 05/01/2049	19,565	7

Total Warrants (Cost $186)		1,359

PREFERRED SECURITIES 2.8%
BANKING & FINANCE 2.8%
CoBank ACB
6.200% due 01/01/2025 (d)	2,000	202
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)	12,000	14,816
GMAC Capital Trust
8.125% due 02/15/2040	160,000	4,058

Total Preferred Securities (Cost $16,200)		19,076

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
U.S. TREASURY BILLS 0.5%
0.176% due 01/07/2016 (c)(k)	$3,231	3,231

Total Short-Term Instruments (Cost $3,231)		3,231

Total Investments in Securities (Cost $639,438)		590,435

	SHARES
INVESTMENTS IN AFFILIATES 11.6%
SHORT-TERM INSTRUMENTS 11.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.6%
PIMCO Short-Term Floating NAV Portfolio III	8,049,920	79,485

Total Short-Term Instruments (Cost $79,816)		79,485

Total Investments in Affiliates (Cost $79,816)		79,485

Total Investments 97.3% (Cost $719,254)		$669,920
Financial Derivative Instruments (h)(j) (0.1%) (Cost or Premiums, net $398)		(399)
Other Assets and Liabilities, net 2.8%		18,868

Net Assets 100.0%		$688,389

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(f)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012 - 05/01/2013	$723	$504	0.08%
NVHL S.A. ‘B’	03/09/2012 - 05/01/2013	723	504	0.08
NVHL S.A. ‘C’	03/09/2012 - 05/01/2013	723	503	0.07
NVHL S.A. ‘D’	03/09/2012 - 05/01/2013	723	503	0.07
NVHL S.A. ‘E’	03/09/2012 - 05/01/2013	724	503	0.07
NVHL S.A. ‘F’	03/09/2012 - 05/01/2013	724	503	0.07
NVHL S.A. ‘G’	03/09/2012 - 05/01/2013	724	503	0.07
NVHL S.A. ‘H’	03/09/2012 - 05/01/2013	724	503	0.07
NVHL S.A. ‘I’	03/09/2012 - 05/01/2013	724	503	0.07
NVHL S.A. ‘J’	03/09/2012 - 05/01/2013	724	503	0.07
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	5,000	5,139	0.76
TIG FinCo PLC	04/02/2015	759	528	0.08
Xfit Brands, Inc. 9.000% due 06/12/2017	06/10/2014 - 12/15/2015	2,642	2,562	0.37

		$15,637	$13,261	1.93%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BCY	(0.375%)	12/15/2015	12/15/2017	$(268)	$(268)
DEU	(1.250)	03/13/2015	03/12/2017	(1,782)	(1,764)

Total Reverse Repurchase Agreements					$(2,032)

(1)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(68,060) at a weighted average interest rate of 0.664%.

Short Sales:

Short Sales on Corporate Bonds & Notes

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
Country Garden Holdings Co. Ltd.	7.500%	03/09/2020	$3,000	$(3,070)	$(3,270)
Country Garden Holdings Co. Ltd.	7.500	01/10/2023	3,300	(3,267)	(3,543)

				$(6,337)	$(6,813)

Total Short Sales				$(6,337)	$(6,813)

(2)	Payable for short sales includes $192 of accrued interest.

(g)	Securities with an aggregate market value of $2,433 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Short	12/2017	50	$(11)	$0	$(1)
Euro-Bund 10-Year Bond March Futures	Short	03/2016	100	243	0	(4)
U.S. Treasury 10-Year Note March Futures	Long	03/2016	617	(266)	183	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	29	(6)	0	(15)

Total Futures Contracts				$(40)	$183	$(20)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$72,369	$2,848	$(2,094)	$71	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	159,000	2,221	856	264	0

				$5,069	$(1,238)	$335	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	12/16/2022	$151,800	$2,957	$210	$379	$0
Pay	3-Month USD-LIBOR	2.500	12/16/2025	19,500	533	196	71	0

					$3,490	$406	$450	$0

Total Swap Agreements					$8,559	$(832)	$785	$0

(i)	Securities with an aggregate market value of $2,329 and cash of $17,796 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2016		$11,657	GBP	7,855	$0	$(77)
	02/2016	GBP	7,855		$11,657	77	0
GLM	01/2016	JPY	77,700		636	0	(10)
HUS	01/2016	EUR	33,451		35,648	0	(705)
	02/2016	GBP	693		1,052	30	0
JPM	01/2016		$2,381	EUR	2,245	59	0
	02/2016	CAD	1,036		$781	32	0
	02/2016	CHF	1,894		1,889	0	(5)
	02/2016		$2,345	GBP	1,545	0	(67)
MSB	01/2016	GBP	7,855		$11,843	263	0
	01/2016		$642	JPY	77,700	5	0
	02/2016	JPY	77,700		$642	0	(5)
UAG	01/2016	EUR	391		422	2	(5)
	01/2016		$34,513	EUR	31,597	0	(176)
	02/2016	EUR	31,597		$34,538	176	0

Total Forward Foreign Currency Contracts						$644	$(1,050)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Staples, Inc.	(1.000%)	09/20/2018	0.836%		$8,000	$208	$(246)	$0	$(38)
BRC	JPMorgan Chase & Co.	(1.000)	12/20/2016	0.327		3,000	87	(108)	0	(21)
CBK	Alcoa, Inc.	(1.000)	12/20/2020	3.991		1,000	162	(32)	130	0
	Assured Guaranty Corp.	(5.000)	12/20/2016	1.285		2,000	(73)	(3)	0	(76)
DUB	Assured Guaranty Corp.	(5.000)	06/20/2016	0.929		3,000	(260)	196	0	(64)
	MBIA, Inc.	(5.000)	06/20/2016	3.110		3,000	(242)	209	0	(33)
GST	ArcelorMittal	(1.000)	06/20/2024	9.776	EUR	2,000	527	364	891	0
	MBIA, Inc.	(5.000)	12/20/2016	4.089		$2,000	45	(66)	0	(21)
	MBIA, Inc.	(5.000)	12/20/2017	6.763		2,000	(41)	100	59	0
JPM	Alcoa, Inc.	(1.000)	03/20/2019	2.605		6,000	195	96	291	0
	Turkey Government International Bond	(1.000)	03/20/2020	2.454		7,000	291	106	397	0
MYC	MBIA, Inc.	(5.000)	06/20/2017	5.892		2,000	(166)	187	21	0

							$733	$803	$1,789	$(253)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Altice Finco S.A.	5.000%	06/20/2019	3.938%	EUR	2,000	$74	$5	$79	$0
	Petrobras Global Finance BV	1.000	09/20/2020	10.013		$3,000	(726)	(211)	0	(937)
	Sprint Communications, Inc.	5.000	09/20/2020	10.611		3,300	(7)	(594)	0	(601)
CBK	Sprint Communications, Inc.	5.000	09/20/2020	10.611		250	0	(45)	0	(45)
GST	Navient Corp.	5.000	12/20/2020	6.699		1,625	(106)	1	0	(105)
	Sprint Communications, Inc.	5.000	09/20/2020	10.611		1,200	0	(219)	0	(219)
	Valeant Pharmaceuticals International	5.000	06/20/2016	1.417		2,500	(39)	86	47	0
UAG	Sprint Communications, Inc.	1.000	06/20/2019	9.803		2,800	(507)	(162)	0	(669)

							$(1,311)	$(1,139)	$126	$(2,576)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
MYC	iTraxx Europe 15 5-Year Index 9-12%	(1.000%)	06/20/2016	EUR	5,000	$976	$(1,003)	$0	$(27)

Total Swap Agreements						$398	$(1,339)	$1,915	$(2,856)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Securities with an aggregate market value of $3,231 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$75,135	$0	$75,135
Corporate Bonds & Notes
Banking & Finance	0	140,331	51,294	191,625
Industrials	0	216,964	2,874	219,838
Utilities	0	50,609	0	50,609
Municipal Bonds & Notes
California	0	1,123	0	1,123
Florida	0	600	0	600
Illinois	0	466	0	466
New York	0	100	0	100
West Virginia	0	3,945	0	3,945
U.S. Treasury Obligations	0	2,329	0	2,329
Non-Agency Mortgage-Backed Securities	0	8,281	0	8,281
Asset-Backed Securities	0	2,787	0	2,787
Sovereign Issues	0	2,052	0	2,052
Common Stocks
Consumer Discretionary	0	0	47	47
Financials	2,272	0	528	2,800
Health Care	5,032	0	0	5,032
Warrants
Consumer Discretionary	0	0	1,352	1,352
Industrials	0	0	7	7
Preferred Securities
Banking & Finance	4,058	15,018	0	19,076
Short-Term Instruments
U.S. Treasury Bills	0	3,231	0	3,231
	$11,362	$522,971	$56,102	$590,435

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	79,485	0	0	79,485

Total Investments	$90,847	$522,971	$56,102	$669,920

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(6,813)	$0	$(6,813)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	183	785	0	968
Over the counter	0	2,559	0	2,559
	$183	$3,344	$0	$3,527

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(20)	0	0	(20)
Over the counter	0	(3,906)	0	(3,906)

	$(20)	$(3,906)	$0	$(3,926)

Totals	$91,010	$515,596	$56,102	$662,708

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$50,412	$2,619	$0	$15	$0	$(1,752)	$0	$0	$51,294	$(1,752)
Industrials	8,077	263	(26)	0	0	43	0	(5,483)	2,874	200
Utilities	167	0	(81)	0	0	(2)	0	(84)	0	0
Common Stocks
Consumer Discretionary	0	0	0	0	0	47	0	0	47	47
Financials	0	759	0	0	0	(231)	0	0	528	(231)
Health Care	4,978	0	0	0	0	53	0	(5,031)	0	0
Warrants
Consumer Discretionary	5	0	0	0	0	1,347	0	0	1,352	1,347
Industrials	186	0	0	0	0	(179)	0	0	7	(179)

Totals	$63,825	$3,641	$(107)	$15	$0	$(674)	$0	$(10,598)	$56,102	$(568)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$38,788	Reference Instrument	Spread	210.00 bps
	12,506	Proxy Pricing	Base Price	99.87 - 102.67
Industrials	2,874	Proxy Pricing	Base Price	6.94 - 99.75
Common Stocks
Consumer Discretionary	47	Other Valuation Techniques (2)	—	—
Financials	528	Other Valuation Techniques (2)	—	—
Warrants
Consumer Discretionary	1,352	Other Valuation Techniques (2)	—	—
Industrials	7	Proxy Pricing	Base Price	$0.37

Total	$ 56,102

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO International Portfolio

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 73.0%
CANADA 5.5%
SOVEREIGN ISSUES 5.5%
Hydro-Quebec
2.000% due 06/30/2016		$4,500	$4,525
Province of Ontario
3.150% due 12/15/2017		25,000	25,835
Province of Quebec
5.000% due 12/01/2041	CAD	8,000	7,538
6.250% due 06/01/2032		10,000	10,247

Total Canada (Cost $48,322)			48,145

DENMARK 14.1%
CORPORATE BONDS & NOTES 14.1%
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2016	DKK	280,000	41,391
Nykredit Realkredit A/S
1.000% due 10/01/2016		280,000	41,109
Realkredit Danmark A/S
1.000% due 04/01/2016		280,000	40,867

Total Denmark (Cost $121,023)			123,367

UNITED STATES 10.0%
ASSET-BACKED SECURITIES 2.3%
AFC Home Equity Loan Trust
1.132% due 12/22/2027		$3	3
Amortizing Residential Collateral Trust
0.921% due 10/25/2031		369	337
1.002% due 07/25/2032		58	54
Argent Securities Trust
0.512% due 07/25/2036		1,625	660
Asset-Backed Funding Certificates Trust
1.122% due 06/25/2034		585	549
Asset-Backed Securities Corp. Home Equity Loan Trust
0.502% due 05/25/2037		62	42
Bear Stearns Asset-Backed Securities Trust
0.912% due 06/25/2036		716	704
1.082% due 10/25/2032		164	157
BNC Mortgage Loan Trust
0.522% due 05/25/2037		247	241
CIT Group Home Equity Loan Trust
0.962% due 06/25/2033		30	28
Countrywide Asset-Backed Certificates
0.612% due 10/25/2034		1,394	1,371
1.162% due 05/25/2032		145	138
Credit Suisse First Boston Mortgage Securities Corp.
1.042% due 01/25/2032		149	130
Credit-Based Asset Servicing and Securitization LLC
0.482% due 11/25/2036		51	28
0.492% due 01/25/2037 ^		374	170
Equity One Mortgage Pass-Through Trust
1.022% due 04/25/2034		509	429
Home Equity Asset Trust
1.022% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
0.472% due 10/25/2036		39	21
Lehman XS Trust
0.572% due 04/25/2037 ^		109	83
Long Beach Mortgage Loan Trust
0.982% due 10/25/2034		28	26
Merrill Lynch Mortgage Investors Trust
0.502% due 09/25/2037		43	16
Morgan Stanley ABS Capital, Inc. Trust
0.482% due 05/25/2037		124	80
0.522% due 11/25/2036		9,739	5,985
SLM Student Loan Trust
1.820% due 04/25/2023		8,606	8,620
Soundview Home Loan Trust
0.482% due 11/25/2036		319	119

Structured Asset Securities Corp. Mortgage Loan Trust
1.744% due 04/25/2035	16	16
Washington Mutual Asset-Backed Certificates Trust
0.482% due 10/25/2036	35	18

		20,026

CORPORATE BONDS & NOTES 1.7%
Computer Sciences Corp.
6.500% due 03/15/2018	4,600	4,967
Mohawk Industries, Inc.
6.125% due 01/15/2016	4,667	4,672
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	5,000	5,474

		15,113

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
American Home Mortgage Investment Trust
2.314% due 10/25/2034	12	12
Bear Stearns ALT-A Trust
2.458% due 01/25/2036 ^	1,640	1,357
2.602% due 08/25/2036 ^	56	41
Citigroup Mortgage Loan Trust, Inc.
2.706% due 08/25/2035	98	98
Countrywide Alternative Loan Trust
0.582% due 02/20/2047 ^	8,798	6,640
0.582% due 02/25/2047	221	185
0.612% due 03/20/2046	780	592
0.702% due 12/25/2035	370	326
0.702% due 02/25/2037	256	201
0.722% due 08/25/2035	821	709
0.722% due 12/25/2035	1,489	1,236
0.772% due 09/25/2035	2,711	2,274
0.942% due 12/25/2035	93	84
Countrywide Home Loan Mortgage Pass-Through Trust
0.652% due 05/25/2035	270	231
0.712% due 03/25/2035 ^	1,040	855
0.712% due 04/25/2035	13	11
0.742% due 03/25/2035	6,689	5,142
1.022% due 03/25/2035	54	49
1.082% due 02/25/2035	19	18
1.182% due 09/25/2034	20	19
2.713% due 08/25/2034 ^	55	48
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	27	28
Deutsche ALT-B Securities, Inc.
0.522% due 10/25/2036 ^	6	4
Downey Savings & Loan Association Mortgage Loan Trust
0.612% due 03/19/2045	941	849
0.662% due 08/19/2045	380	326
0.732% due 09/19/2045	2,687	1,981
GreenPoint Mortgage Funding Trust
0.882% due 06/25/2045	2,478	2,181
HarborView Mortgage Loan Trust
0.443% due 01/19/2036 ^	197	134
0.443% due 03/19/2036	2,466	1,782
0.453% due 01/19/2036	3,276	2,233
0.642% due 06/19/2035	664	593
0.712% due 11/19/2035	460	386
0.732% due 09/19/2035	36	28
0.742% due 06/20/2035	94	89
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.716% due 10/25/2035	47	44
Residential Accredit Loans, Inc. Trust
0.632% due 04/25/2046	194	92
Sequoia Mortgage Trust
0.752% due 07/20/2033	1,269	1,202
1.102% due 10/19/2026	15	15
1.275% due 10/20/2034	515	497
Structured Asset Mortgage Investments Trust
0.982% due 07/19/2034	7	7
Thornburg Mortgage Securities Trust
0.962% due 03/25/2044	195	176
WaMu Mortgage Pass-Through Certificates Trust
0.712% due 10/25/2045	47	43
0.732% due 01/25/2045	27	25
0.742% due 07/25/2045	27	26
1.053% due 12/25/2046	226	206
1.062% due 01/25/2045	27	25
1.457% due 11/25/2042	4	4
1.643% due 08/25/2042	17	16
1.899% due 02/27/2034	13	13
2.151% due 10/25/2046	63	57
2.151% due 11/25/2046	570	514

Wells Fargo Mortgage-Backed Securities Trust
2.736% due 04/25/2036	22	22
2.743% due 09/25/2034	181	186

		33,912

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
0.542% due 03/25/2034	16	16
0.572% due 08/25/2034	9	9
0.772% due 09/25/2042	53	52
0.822% due 06/25/2029	4	4
2.255% due 12/01/2034	15	15
2.614% due 11/01/2034	49	52
2.836% due 12/01/2030	3	3
6.000% due 07/25/2044	29	33
7.000% due 09/25/2023	20	23
8.800% due 01/25/2019	22	24
Freddie Mac
0.561% due 02/15/2019	706	705
0.572% due 09/25/2035	2,603	2,606
0.702% due 09/25/2031	36	36
0.781% due 12/15/2031	2	2
1.443% due 10/25/2044 - 02/25/2045	175	178
1.643% due 07/25/2044	36	37
2.459% due 10/01/2036	78	83
6.500% due 07/15/2028	410	467
Ginnie Mae
1.625% due 11/20/2022 - 10/20/2024	106	110
1.750% due 03/20/2022 - 05/20/2026	122	125
1.875% due 08/20/2022 - 09/20/2026	88	90
2.000% due 09/20/2024 - 06/20/2030	844	866
6.000% due 08/20/2034	732	834
Small Business Administration
4.625% due 02/01/2025	39	41
5.090% due 10/01/2025	18	19

		6,430

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Floating Rate Notes
0.337% due 07/31/2017 (d)	4,159	4,153
0.428% due 10/31/2017 (d)(f)	8,141	8,138

		12,291

Total United States (Cost $99,560)		87,772

SHORT-TERM INSTRUMENTS 43.4%
REPURCHASE AGREEMENTS (b) 34.4%		300,178

U.S. TREASURY BILLS 9.0%
0.225% due 01/07/2016 - 06/30/2016 (a)(d)(f)	78,216	78,200

Total Short-Term Instruments (Cost $378,374)		378,378

Total Investments in Securities (Cost $647,279)		637,662

	SHARES
INVESTMENTS IN AFFILIATES 27.0%
SHORT-TERM INSTRUMENTS 27.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.0%
PIMCO Short-Term Floating NAV Portfolio III	23,858,154	235,575

Total Short-Term Instruments (Cost $236,619)		235,575

Total Investments in Affiliates (Cost $236,619)		235,575

Total Investments 100.0% (Cost $883,898)		$873,237
Financial Derivative Instruments (c)(e) (0.4%) (Cost or Premiums, net $526)		(3,088)
Other Assets and Liabilities, net 0.4%		3,151

Net Assets 100.0%		$873,300

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.580%	12/31/2015	01/04/2016	$600	U.S. Treasury Notes 2.125% due 12/31/2022	$(613)	$600	$600
BPG	0.450	12/31/2015	01/04/2016	3,600	U.S. Treasury Floating Rate Note 0.344% due 01/31/2017	(2,451)	3,600	3,600
					U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2016	(1,226)
	0.500	12/31/2015	01/04/2016	600	Ginnie Mae 4.000% due 06/20/2044	(626)	600	600
NOM	0.500	12/31/2015	01/04/2016	600	U.S. Treasury Notes 2.125% due 05/15/2025	(613)	600	600
FAR	0.480	12/31/2015	01/04/2016	99,500	U.S. Treasury Notes 1.500% due 10/31/2019	(101,620)	99,500	99,505
	0.600	12/31/2015	01/04/2016	100,000	Fannie Mae 3.500% due 12/01/2045	(103,246)	100,000	100,007
RDR	0.540	12/31/2015	01/04/2016	94,100	U.S. Treasury Notes 1.750% due 10/31/2020	(96,078)	94,100	94,106
SAL	0.580	12/31/2015	01/04/2016	600	U.S. Treasury Notes 2.750% due 02/15/2024	(612)	600	600
SSB	0.010	12/31/2015	01/04/2016	578	Fannie Mae 2.170% due 10/17/2022	(590)	578	578

Total Repurchase Agreements						$(307,675)	$300,178	$300,196

(1)	Includes accrued interest.

As of December 31, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(998) at a weighted average interest rate of (0.288%).

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance March Futures	Long	03/2016	2,447	$19	$22	$0
Call Options Strike @ EUR 112.100 on Euro-Schatz 10-Year Bond March Futures	Long	02/2016	985	(1)	0	0
Canada Government 10-Year Bond March Futures	Short	03/2016	1,579	(3,195)	57	(205)
Euro-Bund 10-Year Bond March Futures	Long	03/2016	79	6	3	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2016	420	93	23	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	2,600	509	144	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	1,051	386	78	(19)
United Kingdom Long Gilt March Futures	Short	03/2016	401	136	437	(195)

Total Futures Contracts				$(2,047)	$764	$(419)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	6-Month EUR-EURIBOR	0.150%	03/16/2018	EUR	282,400	$1,018	$(186)	$31	$0
Pay	6-Month EUR-EURIBOR	0.493	03/16/2021		210,400	1,345	(861)	30	0
Pay	6-Month EUR-EURIBOR	1.300	09/15/2045		3,900	(310)	98	0	(10)
Receive	6-Month GBP-LIBOR	1.500	03/16/2018	GBP	762,200	(7,062)	(1,296)	384	0
Receive	6-Month GBP-LIBOR	1.000	06/15/2018		60,000	515	303	32	0
Receive	6-Month GBP-LIBOR	1.500	09/21/2018		208,200	(516)	419	129	0
Pay	6-Month GBP-LIBOR	2.000	03/16/2026		60,200	(300)	(193)	0	(315)

						$(5,310)	$(1,716)	$606	$(325)

Total Swap Agreements						$(5,310)	$(1,716)	$606	$(325)

(d)	Securities with an aggregate market value of $20,413 and cash of $1,131 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	AUD	1,654		$1,202	$0	$(3)
	01/2016	CHF	25,872		25,199	0	(632)
	01/2016	GBP	5,539		8,354	188	0
	01/2016		$20,466	CAD	28,424	75	0
	01/2016		212,104	EUR	193,032	0	(2,326)
	02/2016	CAD	28,424		$20,469	0	(74)
	02/2016	EUR	193,032		212,255	2,332	0
BPS	01/2016		11,045		11,828	0	(175)
	01/2016	JPY	24,826,851		202,852	0	(3,703)
	01/2016		$66,133	EUR	62,221	1,486	0
CBK	01/2016	EUR	201,090		$217,677	51	(908)
	01/2016	JPY	728,000		5,997	0	(60)
	01/2016		$6,000	JPY	739,800	155	0
	02/2016	EUR	10,199		$11,150	59	0
DUB	01/2016	JPY	23,244,200		188,410	0	(4,977)
FBF	01/2016		$98,359	JPY	12,042,500	1,833	0
GLM	01/2016	EUR	13,562		$14,727	0	(11)
	01/2016	JPY	33,252,742		272,140	0	(4,516)
	01/2016		$121,013	EUR	113,514	2,353	(5)
	01/2016		11,991	JPY	1,465,800	204	0
	04/2016	DKK	283,136		$40,677	0	(664)
HUS	01/2016	CAD	2,600		1,920	41	0
	01/2016	EUR	61,443		65,479	0	(1,295)
	01/2016		$2,275	CAD	3,035	0	(82)
	01/2016		267,336	JPY	32,726,800	4,945	0
JPM	01/2016	CAD	26,177		$19,578	670	(10)
	01/2016	EUR	11,321		12,401	97	0
	01/2016		$26,195	CHF	25,872	0	(364)
	01/2016		81,615	EUR	75,438	787	(420)
	01/2016		1,227	GBP	821	0	(16)
	01/2016		68,367	JPY	8,298,712	677	0
	02/2016	CHF	46,751		$47,143	403	0
	02/2016	EUR	95,793		105,133	958	0
	02/2016	JPY	7,893,412		65,317	0	(394)
	02/2016		$53,447	CHF	54,073	624	0
	02/2016		696	EUR	634	0	(6)
	02/2016		2,383	GBP	1,607	0	(14)
MSB	01/2016	JPY	5,648,600		$46,520	0	(475)
	01/2016		$228,780	JPY	27,681,781	1,527	0
	02/2016	JPY	27,681,781		$228,909	0	(1,534)
SCX	01/2016	CAD	2,682		2,006	68	0
	01/2016	EUR	9,555		10,403	19	0
	02/2016	CHF	12,365		12,482	117	0
UAG	01/2016	EUR	249,119		269,414	0	(1,316)
	01/2016	JPY	2,204,700		17,962	0	(380)
	01/2016		$120,803	EUR	112,930	1,923	0
	01/2016		990	GBP	655	0	(24)
	01/2016		56,621	JPY	6,949,700	1,199	0
	10/2016	DKK	569,617		$82,480	0	(1,305)

Total Forward Foreign Currency Contracts						$22,791	$(25,689)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC EUR versus USD		$1.350	03/08/2016	EUR	60,000	$6	$0
	Put - OTC USD versus JPY	JPY	98.000	03/08/2016		$60,000	6	2
BPS	Call - OTC EUR versus USD		$1.270	02/26/2016	EUR	300,000	33	2
	Call - OTC EUR versus USD		1.290	02/26/2016		100,000	11	0
	Put - OTC USD versus JPY	JPY	96.500	01/12/2016		$350,000	35	1

							$91	$5

Total Purchased Options							$91	$5

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC EUR versus USD	$1.082	01/15/2016	EUR 100,000	$(387)	$(528)

Total Written Options					$(387)	$(528)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Computer Sciences Corp.	(1.160%)	03/20/2018	0.246%	$4,600	$(70)	$(25)	$0	$(95)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.490)	06/20/2018	0.093	5,000	566	(741)	0	(175)
UAG	Mohawk Industries, Inc.	(1.550)	03/20/2016	0.078	6,000	326	(349)	0	(23)

						$822	$(1,115)	$0	$(293)

Total Swap Agreements						$822	$(1,115)	$0	$(293)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(f)	Securities with an aggregate market value of $12,640 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$48,145	$0	$48,145
Denmark
Corporate Bonds & Notes	0	123,367	0	123,367
United States
Asset-Backed Securities	0	20,026	0	20,026
Corporate Bonds & Notes	0	15,113	0	15,113
Non-Agency Mortgage-Backed Securities	0	33,912	0	33,912
U.S. Government Agencies	0	6,430	0	6,430
U.S. Treasury Obligations	0	12,291	0	12,291
Short-Term Instruments
Repurchase Agreements	0	300,178	0	300,178
U.S. Treasury Bills	0	78,200	0	78,200
	$0	$637,662	$0	$637,662

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	235,575	0	0	235,575

Total Investments	$235,575	$637,662	$0	$873,237

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	764	606	0	1,370
Over the counter	0	22,796	0	22,796
	$764	$23,402	$0	$24,166

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(419)	(325)	0	(744)
Over the counter	0	(26,510)	0	(26,510)

	$(419)	$(26,835)	$0	$(27,254)

Totals	$235,920	$634,229	$0	$870,149

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Portfolio

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.3%
BANK LOAN OBLIGATIONS 4.4%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022	$10,300	$10,190
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (e)	9,765	10,027
Charter Communications Operating LLC
3.500% due 01/24/2023	4,600	4,597
Delta Air Lines, Inc.
2.503% due 09/30/2019 (e)	16,227	16,166
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	3,611	3,605
HCA, Inc.
3.357% due 05/01/2018	2,693	2,694
Las Vegas Sands LLC
3.250% due 12/19/2020	30,882	30,546
NXP BV
3.750% due 12/07/2020	1,800	1,794
Pennon Group PLC
5.125% due 12/15/2020	2,308	2,292

Total Bank Loan Obligations (Cost $82,067)		81,911

CORPORATE BONDS & NOTES 83.9%
BANKING & FINANCE 60.2%
ABN AMRO Bank NV
4.750% due 07/28/2025	2,000	1,997
AGFC Capital Trust
6.000% due 01/15/2067	3,080	2,171
American Express Co.
4.900% due 03/15/2020 (c)	1,600	1,522
6.800% due 09/01/2066	5,005	5,055
American International Group, Inc.
4.125% due 02/15/2024	2,000	2,059
4.375% due 01/15/2055	13,000	11,218
8.175% due 05/15/2068	5,405	7,121
AXA S.A.
6.463% due 12/14/2018 (c)	4,500	4,621
Banco Santander Brasil S.A.
4.625% due 02/13/2017	20,425	20,701
Banco Santander Chile
1.221% due 04/11/2017	5,000	4,944
Bank of America Corp.
2.600% due 01/15/2019	2,717	2,728
2.650% due 04/01/2019	6,700	6,720
3.875% due 08/01/2025	26,200	26,652
4.000% due 04/01/2024	3,950	4,049
5.650% due 05/01/2018	11,515	12,389
5.700% due 05/02/2017	210	219
5.750% due 12/01/2017	25	27
6.875% due 04/25/2018 (g)	57,360	63,323
6.875% due 11/15/2018	800	900
7.625% due 06/01/2019	4,665	5,402
Bank of America N.A.
5.300% due 03/15/2017	3,100	3,226
6.100% due 06/15/2017	1,000	1,057
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (c)	3,900	3,827
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.150% due 09/14/2018	5,600	5,588
Bank One Capital
8.750% due 09/01/2030	75	108
Barclays Bank PLC
7.625% due 11/21/2022	36,277	41,378
7.750% due 04/10/2023	15,060	16,095
10.179% due 06/12/2021	8,010	10,394
Barclays PLC
3.650% due 03/16/2025	5,200	5,007
Bear Stearns Cos. LLC
4.650% due 07/02/2018	11,837	12,646
5.550% due 01/22/2017	7,630	7,931
7.250% due 02/01/2018	35,300	38,953
BGC Partners, Inc.
5.375% due 12/09/2019	5,900	6,126
BNP Paribas S.A.
7.375% due 08/19/2025 (c)	3,000	3,083

BPCE S.A.
4.500% due 03/15/2025	5,700	5,481
Cantor Fitzgerald LP
7.875% due 10/15/2019	13,290	14,615
CBA Capital Trust
6.024% due 03/15/2016 (c)	8,165	8,226
Citigroup, Inc.
0.747% due 06/09/2016	1,000	997
2.050% due 12/07/2018	4,500	4,479
2.650% due 10/26/2020	4,500	4,472
CME Group, Inc.
3.000% due 03/15/2025	3,570	3,509
5.300% due 09/15/2043	500	574
Columbia Property Trust Operating Partnership LP
4.150% due 04/01/2025	1,000	991
Compass Bank
2.750% due 09/29/2019	6,150	6,096
Credit Agricole S.A.
4.375% due 03/17/2025	6,450	6,258
8.125% due 09/19/2033	15,922	17,611
Credit Suisse AG
6.500% due 08/08/2023	14,000	15,117
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	6,700	6,680
3.750% due 03/26/2025	10,300	9,970
3.800% due 09/15/2022	4,300	4,305
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041	900	929
Crown Castle International Corp.
4.875% due 04/15/2022	700	728
5.250% due 01/15/2023	2,300	2,427
DBS Bank Ltd.
0.931% due 07/15/2021	1,834	1,835
3.625% due 09/21/2022	2,580	2,627
DBS Group Holdings Ltd.
2.246% due 07/16/2019	4,100	4,085
Denali Borrower LLC
5.625% due 10/15/2020	2,745	2,882
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (c)	2,250	2,239
Digital Delta Holdings LLC
3.400% due 10/01/2020	1,200	1,203
4.750% due 10/01/2025	400	404
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	806	826
EPR Properties
4.500% due 04/01/2025	900	858
ERP Operating LP
2.375% due 07/01/2019	9,400	9,434
Essex Portfolio LP
3.875% due 05/01/2024	3,500	3,503
First American Financial Corp.
4.300% due 02/01/2023	4,175	4,159
Ford Motor Credit Co. LLC
2.551% due 10/05/2018	2,700	2,683
5.750% due 02/01/2021	3,000	3,319
5.875% due 08/02/2021	450	502
6.625% due 08/15/2017	20,950	22,338
8.000% due 12/15/2016	5,600	5,922
GE Capital International Funding Co.
2.342% due 11/15/2020	4,500	4,470
General Electric Capital Corp.
6.375% due 11/15/2067	3,650	3,821
General Motors Financial Co., Inc.
3.450% due 04/10/2022	3,050	2,932
4.000% due 01/15/2025	5,000	4,755
4.300% due 07/13/2025	5,000	4,861
Goldman Sachs Group, Inc.
3.750% due 05/22/2025 (g)	19,100	19,272
4.750% due 10/21/2045	5,200	5,185
5.750% due 01/24/2022	1,900	2,164
7.500% due 02/15/2019	300	344
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022	7,315	8,142
6.375% due 04/15/2021	2,000	2,277
Hanover Insurance Group, Inc.
6.375% due 06/15/2021	2,000	2,270
HBOS PLC
6.750% due 05/21/2018	34,030	37,204
HSBC Finance Corp.
6.676% due 01/15/2021	12,250	14,075
HSBC Holdings PLC
6.375% due 09/17/2024 (c)	3,200	3,164
7.625% due 05/17/2032	1,230	1,567
ING Bank NV
5.800% due 09/25/2023	8,500	9,250

Intercontinental Exchange, Inc.
4.000% due 10/15/2023		9,000	9,285
International Lease Finance Corp.
6.750% due 09/01/2016		13,630	14,022
7.125% due 09/01/2018		9,100	9,999
Intesa Sanpaolo SpA
5.017% due 06/26/2024		7,200	7,099
6.500% due 02/24/2021		11,629	13,206
JPMorgan Chase & Co.
2.550% due 10/29/2020		5,200	5,157
4.500% due 01/24/2022		7,900	8,528
6.000% due 01/15/2018		1,500	1,621
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		22,550	24,118
JPMorgan Chase Capital
1.553% due 09/30/2034		3,000	2,524
KBC Bank NV
8.000% due 01/25/2023		5,000	5,463
Kilroy Realty LP
4.375% due 10/01/2025		4,000	4,060
KKR Group Finance Co. LLC
5.125% due 06/01/2044		1,900	1,865
Lehman Brothers Holdings, Inc.
5.875% due 11/15/2017 ^		8,150	611
6.875% due 05/02/2018 ^		16,693	1,273
7.875% due 05/08/2018 ^	GBP	16,500	2,189
Lloyds Bank PLC
12.000% due 12/16/2024 (c)		$1,250	1,784
Lloyds Banking Group PLC
5.300% due 12/01/2045		1,444	1,470
MetLife, Inc.
6.400% due 12/15/2066		30	33
Nationwide Building Society
3.900% due 07/21/2025		8,000	8,265
Navient Corp.
5.500% due 01/15/2019		700	656
5.625% due 08/01/2033		2,000	1,350
8.450% due 06/15/2018		39,500	41,672
Nippon Life Insurance Co.
5.000% due 10/18/2042		3,900	4,090
Nordea Bank AB
6.125% due 09/23/2024 (c)		2,440	2,392
Omega Healthcare Investors, Inc.
4.950% due 04/01/2024		1,850	1,872
5.250% due 01/15/2026		1,200	1,228
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		1,200	1,307
PPF Funding, Inc.
5.700% due 04/15/2017		3,500	3,620
Prologis LP
4.250% due 08/15/2023		1,570	1,655
Rabobank Group
5.250% due 08/04/2045		3,500	3,682
8.375% due 07/26/2016 (c)		17,919	18,490
8.400% due 06/29/2017 (c)		5,200	5,601
11.000% due 06/30/2019 (c)		2,000	2,477
Reliance Standard Life Global Funding
2.500% due 04/24/2019		9,000	8,971
Resona Bank Ltd.
5.850% due 04/15/2016 (c)		6,900	6,969
Rio Oil Finance Trust
9.250% due 07/06/2024		1,950	1,445
9.750% due 01/06/2027		1,950	1,436
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		26,135	30,382
Royal Bank of Scotland PLC
9.500% due 03/16/2022		6,861	7,443
Santander Holdings USA, Inc.
4.500% due 07/17/2025		500	510
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		10,000	10,187
SL Green Realty Corp.
4.500% due 12/01/2022		7,200	7,302
5.000% due 08/15/2018		9,050	9,503
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (c)		14,000	16,344
State Street Capital Trust
1.512% due 06/01/2077		15,500	12,691
State Street Corp.
3.550% due 08/18/2025		5,000	5,164
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		1,801	1,846
Synchrony Financial
3.000% due 08/15/2019		2,400	2,399
3.750% due 08/15/2021		1,200	1,201
4.500% due 07/23/2025		2,500	2,500

Tiers Trust
8.125% due 09/15/2017	185	191
U.S. Bancorp
5.125% due 01/15/2021 (c)	9,100	9,154
UBS AG
4.750% due 05/22/2023	1,100	1,120
7.625% due 08/17/2022	10,475	11,957
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020	8,575	8,505
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)	14,900	14,974
UDR, Inc.
3.750% due 07/01/2024	7,550	7,562
USAA Capital Corp.
2.450% due 08/01/2020	3,500	3,501
USB Capital
3.500% due 02/01/2016 (c)	14,250	10,990
Vonovia Finance BV
3.200% due 10/02/2017	16,800	16,970
5.000% due 10/02/2023	6,555	6,780
Vornado Realty LP
2.500% due 06/30/2019	8,750	8,625
Wachovia Capital Trust
5.570% due 02/01/2016 (c)	10,010	9,655
WEA Finance LLC
3.250% due 10/05/2020	12,000	12,064
Weyerhaeuser Co.
7.375% due 10/01/2019	5,000	5,748

		1,114,027

INDUSTRIALS 18.7%
AbbVie, Inc.
2.500% due 05/14/2020	5,600	5,550
Actavis Funding SCS
3.450% due 03/15/2022	2,800	2,808
3.800% due 03/15/2025	4,335	4,322
Amazon.com, Inc.
3.800% due 12/05/2024	1,950	2,033
Amgen, Inc.
3.625% due 05/22/2024	2,400	2,405
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,600	16,735
Baidu, Inc.
3.000% due 06/30/2020	3,000	2,969
Boston Scientific Corp.
2.650% due 10/01/2018	3,830	3,853
Burlington Northern Santa Fe LLC
3.000% due 03/15/2023	2,925	2,888
4.100% due 06/01/2021	5,000	5,276
4.700% due 09/01/2045	5,000	5,006
4.900% due 04/01/2044	700	721
8.125% due 04/15/2020	7,000	8,426
CCO Safari LLC
4.464% due 07/23/2022	9,800	9,777
4.908% due 07/23/2025	16,500	16,509
6.484% due 10/23/2045	900	903
CNOOC Finance Ltd.
4.250% due 01/26/2021	2,000	2,085
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	55
Comcast Corp.
4.600% due 08/15/2045	5,000	5,074
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	7,604	8,013
7.250% due 05/10/2021	648	732
9.000% due 01/08/2018	1,161	1,199
Continental Resources, Inc.
3.800% due 06/01/2024	5,650	3,988
Cox Communications, Inc.
3.250% due 12/15/2022	4,250	3,869
Crown Castle Towers LLC
6.113% due 01/15/2040	700	766
CSX Corp.
3.950% due 05/01/2050	1,000	849
CVS Pass-Through Trust
7.507% due 01/10/2032	1,904	2,251
Delphi Automotive PLC
4.250% due 01/15/2026	1,700	1,712
DIRECTV Holdings LLC
5.200% due 03/15/2020	3,700	4,012
Energy Transfer Partners LP
4.150% due 10/01/2020	2,500	2,310
4.650% due 06/01/2021	700	658
4.750% due 01/15/2026	150	129
9.700% due 03/15/2019	444	489

Enterprise Products Operating LLC
3.350% due 03/15/2023	1,100	997
3.900% due 02/15/2024	700	654
6.500% due 01/31/2019	1,634	1,797
Fidelity National Information Services, Inc.
3.625% due 10/15/2020	5,600	5,681
5.000% due 10/15/2025	4,700	4,861
General Motors Co.
4.875% due 10/02/2023	5,998	6,164
Halliburton Co.
3.375% due 11/15/2022	2,100	2,069
Imperial Tobacco Finance PLC
2.950% due 07/21/2020	9,000	9,030
3.500% due 02/11/2023	1,300	1,276
4.250% due 07/21/2025	5,000	5,084
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021	6,244	5,597
3.950% due 09/01/2022	2,700	2,355
Kinder Morgan, Inc.
5.550% due 06/01/2045	5,000	3,917
7.800% due 08/01/2031	12,885	12,116
8.050% due 10/15/2030	9,200	8,985
KLA-Tencor Corp.
4.125% due 11/01/2021	1,500	1,505
Kraft Heinz Foods Co.
2.000% due 07/02/2018	2,400	2,393
3.950% due 07/15/2025	4,100	4,148
Lender Processing Services, Inc.
5.750% due 04/15/2023	2,393	2,474
Lockheed Martin Corp.
1.850% due 11/23/2018	1,700	1,698
2.500% due 11/23/2020	3,300	3,292
Masco Corp.
6.125% due 10/03/2016	5,750	5,937
7.125% due 03/15/2020	1,000	1,157
Medtronic, Inc.
1.312% due 03/15/2020	1,000	998
Mid-America Apartments LP
3.750% due 06/15/2024	1,800	1,767
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	5,600	5,250
Motorola Solutions, Inc.
4.000% due 09/01/2024	3,000	2,608
NetApp, Inc.
3.375% due 06/15/2021	750	733
Newfield Exploration Co.
5.375% due 01/01/2026	2,500	2,081
Packaging Corp. of America
3.900% due 06/15/2022	4,850	4,939
Petrofac Ltd.
3.400% due 10/10/2018	2,800	2,662
Pioneer Natural Resources Co.
6.650% due 03/15/2017	2,300	2,375
6.875% due 05/01/2018	4,800	5,103
QUALCOMM, Inc.
0.920% due 05/20/2020	3,000	2,941
QVC, Inc.
4.850% due 04/01/2024	700	672
Regency Energy Partners LP
5.000% due 10/01/2022	1,000	887
5.500% due 04/15/2023	1,022	921
5.750% due 09/01/2020	300	293
6.500% due 07/15/2021	3,298	3,331
RELX Capital, Inc.
3.125% due 10/15/2022	278	271
Reynolds American, Inc.
6.750% due 06/15/2017	4,900	5,233
SBA Tower Trust
3.598% due 04/15/2043	27,600	27,554
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	100	102
Southwestern Energy Co.
4.100% due 03/15/2022	850	536
7.500% due 02/01/2018	3,500	2,979
Time Warner Cable, Inc.
6.550% due 05/01/2037	1,900	1,927
8.750% due 02/14/2019	1,200	1,393
Time Warner, Inc.
3.600% due 07/15/2025	2,400	2,342
7.625% due 04/15/2031	505	626
7.700% due 05/01/2032	185	232
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	1,811	2,084
UnitedHealth Group, Inc.
1.900% due 07/16/2018	3,000	3,011
4.750% due 07/15/2045	5,000	5,274

Universal Health Services, Inc.
7.125% due 06/30/2016	500	513
Viacom, Inc.
2.500% due 09/01/2018	4,250	4,243
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	7,150	6,981
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	1,800	1,682
WestRock RKT Co.
4.450% due 03/01/2019	1,100	1,148
Williams Partners LP
4.300% due 03/04/2024	1,000	794
Wynn Las Vegas LLC
4.250% due 05/30/2023	2,200	1,891
5.375% due 03/15/2022	500	476
5.500% due 03/01/2025	9,500	8,502
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	5,900	5,834
Zoetis, Inc.
3.450% due 11/13/2020	1,500	1,503

		346,251

UTILITIES 5.0%
AEP Texas Central Co.
6.650% due 02/15/2033	300	367
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	9,000	9,868
AT&T, Inc.
2.625% due 12/01/2022	900	855
3.400% due 05/15/2025	11,800	11,365
BG Energy Capital PLC
4.000% due 10/15/2021	7,000	7,274
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,276	1,284
BVPS Funding Corp.
8.890% due 06/01/2017	139	144
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,451
Entergy Corp.
4.000% due 07/15/2022	5,650	5,773
FirstEnergy Corp.
4.250% due 03/15/2023	100	102
7.375% due 11/15/2031	288	352
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	500	500
9.250% due 04/23/2019	4,200	4,702
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	1,000	905
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	500	529
Metropolitan Edison Co.
7.700% due 01/15/2019	155	177
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (d)	2,940	676
6.750% due 10/01/2023 (d)	714	171
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,293
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	9,781
Petrobras Global Finance BV
4.375% due 05/20/2023	16,600	10,997
PNPP Funding Corp.
9.120% due 05/30/2016	37	38
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,656
Rosneft Finance S.A.
7.875% due 03/13/2018	4,750	5,075
Utility Contract Funding LLC
7.944% due 10/01/2016	88	90
Verizon Communications, Inc.
4.862% due 08/21/2046	1,757	1,669
5.150% due 09/15/2023	11,100	12,223

		92,317

Total Corporate Bonds & Notes (Cost $1,522,050)		1,552,595

MUNICIPAL BONDS & NOTES 2.1%
CALIFORNIA 1.9%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	131

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,550	2,131
7.043% due 04/01/2050	2,220	3,062
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	100	119
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	5,000	7,003
7.550% due 04/01/2039	13,730	19,957
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,270	1,886
7.700% due 11/01/2030	500	608
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	140

		35,037

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	100	120
6.655% due 04/01/2057	200	238

		358

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	325	353
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	300	349
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	50	51

		753

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,910	2,819

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	910

Total Municipal Bonds & Notes (Cost $39,548)		39,877

U.S. GOVERNMENT AGENCIES 0.0%
Ginnie Mae
8.500% due 08/15/2030	22	25

Total U.S. Government Agencies (Cost $22)		25

U.S. TREASURY OBLIGATIONS 22.8%
U.S. Treasury Bonds
2.000% due 08/15/2025 (g)	110,320	107,573
2.500% due 02/15/2045 (g)(k)	62,595	56,064
2.875% due 08/15/2045 (g)	18,980	18,402
3.125% due 08/15/2044 (g)	9,400	9,591
U.S. Treasury Inflation Protected Securities (b)
0.375% due 07/15/2025 (i)	13,638	13,192
2.375% due 01/15/2017	5,424	5,559
2.375% due 01/15/2025 (i)	29,206	33,185
U.S. Treasury Notes
0.375% due 01/31/2016 (i)	1,045	1,045
1.375% due 04/30/2020 (g)	50,000	49,369
1.375% due 08/31/2020 (g)(i)(k)	98,575	97,030
1.375% due 09/30/2020 (i)	1,665	1,637
2.250% due 11/15/2025 (g)	30,030	29,966

Total U.S. Treasury Obligations (Cost $431,241)		422,613

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Structured Asset Mortgage Investments Trust
1.102% due 03/19/2034	1,277	1,244

Total Non-Agency Mortgage-Backed Securities (Cost $1,198)		1,244

ASSET-BACKED SECURITIES 1.6%
Cavalry CLO Ltd.
1.687% due 01/16/2024	3,100	3,091
Eagle Ltd.
2.570% due 12/15/2039	1,050	1,041
Elm CLO Ltd.
1.715% due 01/17/2023	4,312	4,326
Inwood Park CDO Ltd.
0.542% due 01/20/2021	382	382

LCM LP
1.521% due 07/14/2022	1,096	1,095
Race Point CLO Ltd.
1.637% due 12/15/2022	3,925	3,902
Springleaf Funding Trust
3.920% due 01/16/2023	3,200	3,200
Voya CLO Ltd.
1.621% due 10/15/2022	4,400	4,367
1.641% due 10/15/2022	7,800	7,758

Total Asset-Backed Securities (Cost $29,212)		29,162

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.7%
BANKING & FINANCE 1.7%
Wells Fargo & Co.
7.500% (c)	27,300	31,624

Total Convertible Preferred Securities (Cost $21,287)		31,624

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
CoBank ACB
6.200% due 01/01/2025 (c)	30,000	3,030

UTILITIES 0.0%
SCE Trust
5.750% due 03/15/2024 (c)	20,000	540

Total Preferred Securities (Cost $3,505)		3,570

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.5%
CERTIFICATES OF DEPOSIT 1.1%
Banco Bilbao Vizcaya Argentaria S.A.
1.212% due 05/16/2016	$5,000	4,991
Intesa Sanpaolo SpA
1.701% due 04/11/2016	15,500	15,513

		20,504

REPURCHASE AGREEMENTS (f) 0.3%		5,458

U.S. TREASURY BILLS 0.1%
0.165% due 01/14/2016 - 01/28/2016 (a)(g)(k)	1,006	1,006

Total Short-Term Instruments (Cost $26,964)		26,968

Total Investments in Securities (Cost $2,157,094)		2,189,589

	SHARES
INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III	2,597,858	25,651

Total Short-Term Instruments (Cost $25,752)		25,651

Total Investments in Affiliates (Cost $25,752)		25,651

Total Investments 119.7% (Cost $2,182,846)		$2,215,240
Financial Derivative Instruments (h)(j) 0.0% (Cost or Premiums, net $148)		(1,180)
Other Assets and Liabilities, net (19.7%)		(363,945)

Net Assets 100.0%		$1,850,115

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$9,765	$10,027	0.54%
Delta Air Lines, Inc.	2.503	09/30/2019	09/29/2014	16,227	16,166	0.87

				$25,992	$26,193	1.41%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$5,458	Fannie Mae 2.170% due 10/17/2022	$(5,568)	$5,458	$5,458

Total Repurchase Agreements						$(5,568)	$5,458	$5,458

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.450%	11/09/2015	02/05/2016	$(9,900)	$(9,907)
BSN	0.420	12/02/2015	01/05/2016	(6,947)	(6,950)
	0.470	11/09/2015	01/11/2016	(20,711)	(20,726)
	0.500	11/10/2015	01/12/2016	(11,835)	(11,844)
GRE	0.900	12/10/2015	01/14/2016	(54,353)	(54,387)
JPS	0.360	10/09/2015	01/11/2016	(32,616)	(32,644)
	0.360	12/15/2015	01/11/2016	(10,553)	(10,555)
	0.560	11/19/2015	01/19/2016	(12,906)	(12,915)
SGY	0.150	12/21/2015	01/15/2016	(18,794)	(18,795)
UBS	0.600	11/19/2015	01/19/2016	(48,410)	(48,447)
	0.600	12/22/2015	01/19/2016	(18,573)	(18,577)

Total Reverse Repurchase Agreements					$(245,747)

(2)	As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(325,184) at a weighted average interest rate of 0.181%.

(g)	Securities with an aggregate market value of $248,507 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	334	$321	$0	$(17)
90-Day Eurodollar June Futures	Short	06/2016	1,121	(718)	0	(28)
90-Day Eurodollar March Futures	Short	03/2017	518	(215)	0	(20)
90-Day Eurodollar September Futures	Short	09/2016	975	(364)	0	(24)
U.S. Treasury 2-Year Note March Futures	Long	03/2016	38	(16)	2	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	531	(402)	75	0
U.S. Treasury 10-Year Note March Futures	Long	03/2016	2,011	(349)	597	0

Total Futures Contracts				$(1,743)	$674	$(89)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-24 5-Year Index	1.000%	06/20/2020	$55,450	$373	$(244)	$7	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020	355,150	2,078	(614)	54	0

				$2,451	$(858)	$61	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017	$38,100	$(84)	$(84)	$0	$(9)
Receive	3-Month USD-LIBOR	2.250	03/16/2019	204,600	(1,879)	(1,756)	0	(74)
Receive	3-Month USD-LIBOR	2.910	08/20/2019	242,900	(1,955)	(1,081)	0	(133)
Receive	3-Month USD-LIBOR	2.000	12/16/2020	242,100	(3,562)	(4,613)	0	(438)
Receive	3-Month USD-LIBOR	2.335	08/24/2025	12,600	(263)	(218)	0	(42)
Receive	3-Month USD-LIBOR	2.350	10/02/2025	62,100	(1,157)	(756)	0	(228)
Receive	3-Month USD-LIBOR	2.500	12/16/2025	242,800	(7,458)	(9,346)	0	(1,008)
Receive	3-Month USD-LIBOR	2.250	06/15/2026	103,500	494	715	0	(400)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	121,250	(2,449)	(7,284)	0	(1,026)

					$(18,313)	$(24,423)	$0	$(3,358)

Total Swap Agreements					$(15,862)	$(25,281)	$61	$(3,358)

(i)	Securities with an aggregate market value of $45,953 and cash of $3,182 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933%	08/13/2018	$5,400	$562	$487
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	8,800	770	631
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017	9,200	743	621
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	10,300	930	738
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018	16,950	1,582	1,189
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018	18,100	1,674	1,263

							$6,261	$4,929

Total Purchased Options							$6,261	$4,929

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$10,100	$(18)	$(8)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	26,500	(50)	(22)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	16,500	(28)	(27)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	5,500	(12)	(5)
JPM	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	13,400	(8)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	13,400	(27)	(21)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	01/20/2016	13,500	(26)	(6)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	01/20/2016	21,600	(46)	(4)

						$(215)	$(93)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	08/13/2018	$23,800	$(562)	$(379)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/30/2021)	3-Month USD-LIBOR	Receive	2.250	03/28/2016	23,800	(102)	(24)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	38,800	(780)	(584)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017	39,400	(740)	(480)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	45,200	(925)	(681)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	154,250	(3,281)	(2,327)

							$(6,390)	$(4,475)

Total Written Options							$(6,605)	$(4,568)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Darden Restaurants, Inc.	(1.000%)	06/20/2020	0.765%	$3,500	$(5)	$(32)	$0	$(37)
	Dow Chemical Co.	(1.000)	12/20/2020	0.780	2,600	(33)	5	0	(28)

						$(38)	$(27)	$0	$(65)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	12/20/2018	0.615%	$100	$(5)	$6	$1	$0
BPS	China Government International Bond	1.000	09/20/2020	1.049	2,900	(16)	11	0	(5)
	Petrobras International Finance Co.	1.000	06/20/2018	9.778	3,000	(150)	(412)	0	(562)
	Petroleos Mexicanos	1.000	09/20/2020	3.126	600	(28)	(26)	0	(54)
BRC	Berkshire Hathaway, Inc.	1.000	12/20/2021	0.835	4,200	30	10	40	0
	China Government International Bond	1.000	09/20/2020	1.049	1,050	0	(2)	0	(2)
	Ford Motor Co.	5.000	12/20/2017	0.488	30,000	3,863	(1,147)	2,716	0
	General Electric Capital Corp.	1.000	12/20/2017	0.209	750	(9)	21	12	0
	General Electric Capital Corp.	1.000	03/20/2019	0.285	9,700	114	110	224	0
	Italy Government International Bond	1.000	12/20/2018	0.615	100	(5)	6	1	0
	Italy Government International Bond	1.000	06/20/2020	0.815	19,500	29	133	162	0
	Mexico Government International Bond	1.000	09/20/2020	1.639	3,200	(59)	(31)	0	(90)
	Prudential Financial, Inc.	1.000	09/20/2019	0.633	3,900	79	(26)	53	0
CBK	China Government International Bond	1.000	09/20/2020	1.049	600	0	(1)	0	(1)
	Freeport-McMoRan, Inc.	1.000	06/20/2016	4.781	2,550	(28)	(16)	0	(44)
	Mexico Government International Bond	1.000	09/20/2020	1.639	3,700	(65)	(39)	0	(104)
	Volkswagen International Finance NV	1.000	12/20/2020	1.520	4,500	(350)	244	0	(106)
DBL	Petroleos Mexicanos	1.000	09/20/2020	3.126	2,000	(100)	(80)	0	(180)
DUB	General Electric Capital Corp.	1.000	03/20/2019	0.285	500	8	4	12	0
	MetLife, Inc.	1.000	09/20/2021	1.013	24,500	256	(264)	0	(8)
	Morgan Stanley	1.000	03/20/2021	0.884	5,000	(38)	69	31	0
	Prudential Financial, Inc.	1.000	09/20/2021	0.968	14,700	170	(139)	31	0
FBF	Mexico Government International Bond	1.000	09/20/2020	1.639	1,800	(33)	(17)	0	(50)
GST	China Government International Bond	1.000	09/20/2020	1.049	2,700	(3)	(2)	0	(5)
	Continental Resources, Inc.	1.000	06/20/2016	3.263	1,000	13	(23)	0	(10)
	Enbridge, Inc.	1.000	09/20/2017	2.901	6,000	103	(291)	0	(188)
	Italy Government International Bond	1.000	12/20/2018	0.615	9,300	(606)	714	108	0
	Italy Government International Bond	1.000	03/20/2019	0.656	16,000	(269)	449	180	0
	MetLife, Inc.	1.000	12/20/2020	0.874	16,000	84	18	102	0
	Mexico Government International Bond	1.000	09/20/2020	1.639	3,000	(54)	(30)	0	(84)
	Morgan Stanley	1.000	06/20/2020	0.778	3,800	31	7	38	0
	Petroleos Mexicanos	1.000	09/20/2020	3.126	600	(29)	(25)	0	(54)
	Spain Government International Bond	1.000	06/20/2020	0.765	23,300	295	(51)	244	0
HUS	Brazil Government International Bond	1.000	09/20/2020	4.823	2,000	(149)	(162)	0	(311)
	China Government International Bond	1.000	09/20/2020	1.049	2,950	(9)	4	0	(5)
	Petrobras International Finance Co.	1.000	06/20/2019	9.919	2,300	(189)	(382)	0	(571)
JPM	Domtar Corp.	1.000	03/20/2019	0.741	1,000	(19)	28	9	0
	Petroleos Mexicanos	1.000	09/20/2020	3.126	2,300	(119)	(89)	0	(208)
	Volkswagen International Finance NV	1.000	12/20/2020	1.520	1,300	(101)	70	0	(31)
MYC	Domtar Corp.	1.000	03/20/2019	0.741	1,000	(23)	32	9	0
	General Electric Capital Corp.	1.000	12/20/2017	0.209	24,500	(333)	724	391	0
	General Electric Capital Corp.	1.000	03/20/2019	0.285	5,000	72	43	115	0
	Italy Government International Bond	1.000	12/20/2018	0.615	22,700	(1,073)	1,337	264	0

						$1,285	$785	$4,743	$(2,673)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
FBF	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$10,500	$(560)	$54	$0	$(506)
MYC	MCDX-24 10-Year Index	1.000	06/20/2025	5,750	(195)	29	0	(166)

					$(755)	$83	$0	$(672)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
DUB	Receive	3-Month USD-CPURNSA Index	1.540%	11/07/2016	$1,700	$0	$(34)	$0	$(34)
MYC	Receive	3-Month USD-CPURNSA Index	1.533	11/07/2016	6,500	0	(128)	0	(128)

						$0	$(162)	$0	$(162)

Total Swap Agreements						$492	$679	$4,743	$(3,572)

(k)	Securities with an aggregate market value of $2,618 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$53,426	$28,485	$81,911
Corporate Bonds & Notes
Banking & Finance	0	1,114,027	0	1,114,027
Industrials	0	346,251	0	346,251
Utilities	0	92,317	0	92,317
Municipal Bonds & Notes
California	0	35,037	0	35,037
Georgia	0	358	0	358
Illinois	0	753	0	753
Ohio	0	2,819	0	2,819
Utah	0	910	0	910
U.S. Government Agencies	0	25	0	25
U.S. Treasury Obligations	0	422,613	0	422,613
Non-Agency Mortgage-Backed Securities	0	1,244	0	1,244
Asset-Backed Securities	0	28,121	1,041	29,162
Convertible Preferred Securities
Banking & Finance	0	31,624	0	31,624
Preferred Securities
Banking & Finance	0	3,030	0	3,030
Utilities	0	540	0	540
Short-Term Instruments
Certificates of Deposit	0	20,504	0	20,504
Repurchase Agreements	0	5,458	0	5,458
U.S. Treasury Bills	0	1,006	0	1,006
	$0	$2,160,063	$29,526	$2,189,589

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	25,651	0	0	25,651

Total Investments	$25,651	$2,160,063	$29,526	$2,215,240

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	674	61	0	735
Over the counter	0	9,672	0	9,672
	$674	$9,733	$0	$10,407

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(89)	(3,358)	0	(3,447)
Over the counter	0	(8,130)	(10)	(8,140)

	$(89)	$(11,488)	$(10)	$(11,587)

Totals	$26,236	$2,158,308	$29,516	$2,214,060

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$31,348	$(64)	$(2,960)	$0	$0	$161	$0	$0	$28,485	$153
Corporate Bonds & Notes
Industrials	25,079	0	(12,481)	(51)	297	(817)	0	(12,027)	0	0
Utilities	1,477	0	(105)	0	0	(88)	0	(1,284)	0	0
Asset-Backed Securities	4,528	0	(263)	4	0	(28)	0	(3,200)	1,041	(7)

	$62,432	$(64)	$(15,809)	$(47)	$297	$(772)	$0	$(16,511)	$29,526	$146
Financial Derivative Instruments - Liabilities
Over the counter	(5)	0	0	0	0	(5)	0	0	(10)	(5)

Totals	$62,427	$(64)	$(15,809)	$(47)	$297	$(777)	$0	$(16,511)	$29,516	$141

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$28,485	Proxy Pricing	Base Price	99.50 - 102.50
Asset-Backed Securities	1,041	Third Party Vendor	Broker Quote	99.19
Financial Derivative Instruments - Liabilities
Over the counter	(10)	Indicative Market Quotation	Broker Quote	($1.06)

Total	$ 29,516

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Corporate Bond Portfolio

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.7%
BANK LOAN OBLIGATIONS 5.0%
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022	$26,700	$26,414
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (f)	63,240	64,939
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	1,686	1,681
Charter Communications Operating LLC
3.000% due 07/01/2020	38,948	38,245
3.000% due 01/04/2021	12,919	12,696
3.500% due 01/24/2023	42,500	42,468
Crown Castle Operating Co.
3.000% due 01/31/2021	92,111	91,535
CSC Holdings LLC
2.924% due 04/17/2020	34,028	33,957
Dell International LLC
4.000% due 04/29/2020	17,578	17,494
Dell, Inc.
3.750% due 10/29/2018	10,217	10,200
Delos Finance SARL
3.500% due 03/06/2021	44,302	44,197
Delta Air Lines, Inc.
2.344% due 05/09/2019 (f)	24,641	24,646
2.503% due 09/30/2019 (f)	97,600	97,235
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	43,727	43,652
HCA, Inc.
3.357% due 05/01/2018	1,696	1,696
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	23,834	23,813
Las Vegas Sands LLC
3.250% due 12/19/2020	160,068	158,325
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (f)	65,146	65,566
NRG Energy, Inc.
2.750% due 07/02/2018	11,168	10,906
Pennon Group PLC
5.125% due 12/15/2020	17,538	17,419
Rise Ltd.
4.750% due 01/31/2021 (f)	15,069	14,956
Scorpio Bulkers, Inc.
0.840% - 2.456% due 06/30/2028	2,289	2,283
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016	3,217	3,201

Total Bank Loan Obligations (Cost $848,478)		847,524

CORPORATE BONDS & NOTES 77.2%
BANKING & FINANCE 26.3%
ABN AMRO Bank NV
4.750% due 07/28/2025	5,300	5,293
Aflac, Inc.
6.450% due 08/15/2040	700	860
Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029	4,575	4,486
Alleghany Corp.
4.900% due 09/15/2044	7,100	6,758
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023	1,200	1,183
American Express Co.
4.900% due 03/15/2020 (d)	17,900	17,027
6.800% due 09/01/2066	4,500	4,545
American International Group, Inc.
3.875% due 01/15/2035	9,200	8,140
4.375% due 01/15/2055	3,200	2,761
4.500% due 07/16/2044	43,200	40,108
6.820% due 11/15/2037	10,000	12,021
8.175% due 05/15/2068	350	461
American Tower Corp.
4.700% due 03/15/2022	22,300	23,482
5.000% due 02/15/2024	1,700	1,803
Aon PLC
4.250% due 12/12/2042	5,050	4,526
4.450% due 05/24/2043	7,550	7,089
4.600% due 06/14/2044	10,400	10,051

Banco de Credito e Inversiones
4.000% due 02/11/2023		6,600	6,569
Banco do Brasil S.A.
3.875% due 10/10/2022		18,103	13,849
Banco Popolare SC
3.500% due 03/14/2019	EUR	100	112
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$6,500	6,588
Banco Santander Chile
3.875% due 09/20/2022		60,100	59,993
Bank of America Corp.
3.300% due 01/11/2023		5,534	5,465
3.875% due 08/01/2025		16,900	17,191
4.875% due 04/01/2044		45,900	47,512
7.750% due 05/14/2038		15,700	21,352
Bank of America N.A.
6.000% due 10/15/2036		1,700	2,025
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (d)		23,500	23,059
Bank One Corp.
8.000% due 04/29/2027		3,600	4,661
Barclays Bank PLC
3.750% due 05/15/2024		7,400	7,555
7.625% due 11/21/2022		48,650	55,491
7.750% due 04/10/2023		11,800	12,611
10.179% due 06/12/2021		12,940	16,792
14.000% due 06/15/2019 (d)	GBP	18,400	35,137
Barclays PLC
5.250% due 08/17/2045		$3,500	3,574
BBVA Bancomer S.A.
6.500% due 03/10/2021		45,935	48,921
6.750% due 09/30/2022		21,500	23,704
Berkshire Hathaway Finance Corp.
4.400% due 05/15/2042		8,350	8,285
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		24,100	24,305
BGC Partners, Inc.
5.375% due 12/09/2019		29,100	30,217
Blackstone Holdings Finance Co. LLC
5.000% due 06/15/2044		400	409
BNP Paribas S.A.
7.195% due 06/25/2037 (d)		17,300	19,808
7.375% due 08/19/2025 (d)		16,300	16,748
BPCE S.A.
4.625% due 07/11/2024		6,600	6,433
5.150% due 07/21/2024		7,100	7,173
5.700% due 10/22/2023		7,200	7,581
Brown & Brown, Inc.
4.200% due 09/15/2024		12,300	12,174
Cantor Fitzgerald LP
6.500% due 06/17/2022		25,450	26,518
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		200	213
Citigroup, Inc.
0.943% due 08/25/2036		1,000	763
3.500% due 05/15/2023		1,600	1,576
6.625% due 06/15/2032		900	1,064
8.125% due 07/15/2039		73,988	106,077
CME Group, Inc.
5.300% due 09/15/2043		5,925	6,798
Countrywide Capital
8.050% due 06/15/2027		2,680	3,313
Credit Agricole S.A.
3.875% due 04/15/2024		7,900	8,130
8.125% due 09/19/2033		31,900	35,283
8.375% due 10/13/2019 (d)		4,970	5,591
Credit Suisse AG
6.500% due 08/08/2023		72,527	78,314
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		18,550	17,956
4.875% due 05/15/2045		16,150	15,987
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041		3,160	3,261
CubeSmart LP
4.800% due 07/15/2022		2,100	2,240
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (d)		15,000	14,925
Doctors Co.
6.500% due 10/15/2023		31,800	34,197
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		23,060	23,631
Education Realty Operating Partnership LP
4.600% due 12/01/2024		3,300	3,262
ERP Operating LP
4.500% due 07/01/2044		20,500	20,654

Federal Realty Investment Trust
4.500% due 12/01/2044		1,200	1,215
Fidelity National Financial, Inc.
5.500% due 09/01/2022		29,500	31,369
First American Financial Corp.
4.300% due 02/01/2023		5,600	5,579
First Union Capital
7.950% due 11/15/2029		1,000	1,310
FMR LLC
4.950% due 02/01/2033		6,200	6,505
5.150% due 02/01/2043		7,600	8,104
Ford Holdings LLC
9.300% due 03/01/2030		18,175	24,968
GE Capital International Funding Co.
0.964% due 04/15/2016		61,871	61,901
4.418% due 11/15/2035		127,789	130,711
General Electric Capital Corp.
5.875% due 01/14/2038		24,551	30,114
6.150% due 08/07/2037		2,401	3,018
6.750% due 03/15/2032		1,289	1,687
6.875% due 01/10/2039		10,268	14,023
General Motors Financial Co., Inc.
4.000% due 01/15/2025		8,900	8,465
Goldman Sachs Group, Inc.
4.000% due 03/03/2024		30,800	31,684
4.800% due 07/08/2044		20,050	19,992
5.750% due 01/24/2022		21,400	24,370
5.950% due 01/15/2027		210	234
6.125% due 02/15/2033		7,400	8,692
6.250% due 02/01/2041		14,825	17,743
6.450% due 05/01/2036		5,600	6,349
6.750% due 10/01/2037		124,500	145,877
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		2,300	2,618
HBOS PLC
5.374% due 06/30/2021	EUR	8,000	10,020
6.750% due 05/21/2018		$10,623	11,614
HCP, Inc.
6.750% due 02/01/2041		4,500	5,454
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (d)	GBP	2,000	3,091
HSBC Bank USA N.A.
7.000% due 01/15/2039		$15,350	19,372
HSBC Capital Funding LP
10.176% due 06/30/2030 (d)		10,922	16,438
HSBC Finance Corp.
6.676% due 01/15/2021		18,375	21,113
HSBC Holdings PLC
4.250% due 08/18/2025		8,600	8,553
5.250% due 09/16/2022 (d)	EUR	3,250	3,490
6.000% due 09/29/2023 (d)		6,745	7,397
6.000% due 03/29/2040	GBP	5,200	9,034
6.100% due 01/14/2042		$29,950	37,990
6.375% due 09/17/2024 (d)		37,900	37,474
6.375% due 03/30/2025 (d)		15,300	15,319
6.500% due 05/02/2036		21,400	25,604
6.500% due 09/15/2037		18,045	21,718
6.800% due 06/01/2038		26,100	32,589
7.000% due 04/07/2038	GBP	1,900	3,666
7.350% due 11/27/2032		$2,500	3,121
7.625% due 05/17/2032		11,547	14,706
Intesa Sanpaolo SpA
5.017% due 06/26/2024		7,400	7,297
6.500% due 02/24/2021		10,000	11,356
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	396
5.500% due 08/06/2022		17,100	15,582
JPMorgan Chase & Co.
3.125% due 01/23/2025		3,000	2,922
3.900% due 07/15/2025		17,500	18,044
5.000% due 07/01/2019 (d)		31,275	29,750
5.300% due 05/01/2020 (d)		5,675	5,668
5.600% due 07/15/2041		22,500	26,006
5.625% due 08/16/2043		5,600	6,118
6.000% due 08/01/2023 (d)		13,410	13,425
6.100% due 10/01/2024 (d)		84,700	85,238
6.125% due 04/30/2024 (d)		37,100	37,564
6.400% due 05/15/2038		40,278	51,407
6.750% due 02/01/2024 (d)		46,542	50,789
7.900% due 04/30/2018 (d)		34,587	35,253
JPMorgan Chase Capital
1.553% due 09/30/2034		2,000	1,682
KBC Bank NV
8.000% due 01/25/2023		4,200	4,589
Kilroy Realty LP
4.250% due 08/15/2029		11,500	11,298

LBG Capital PLC
15.000% due 12/21/2019	GBP	11,975	24,026
Legg Mason, Inc.
5.625% due 01/15/2044		$200	199
Lloyds Bank PLC
7.625% due 04/22/2025	GBP	4,150	7,848
9.625% due 04/06/2023		2,200	4,374
9.875% due 12/16/2021		$400	428
12.000% due 12/16/2024 (d)		200	285
13.000% due 12/19/2021	AUD	6,900	5,448
Lloyds Banking Group PLC
5.300% due 12/01/2045		$3,996	4,068
Macquarie Bank Ltd.
6.625% due 04/07/2021		27,200	30,522
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		5,600	8,147
MetLife Capital Trust
7.875% due 12/15/2067		11,690	14,320
9.250% due 04/08/2068		42,766	59,124
MetLife, Inc.
5.250% due 06/15/2020 (d)		30,950	31,569
10.750% due 08/01/2069		3,132	4,913
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		3,000	3,054
Moody’s Corp.
5.250% due 07/15/2044		4,144	4,245
Morgan Stanley
6.375% due 07/24/2042		45,700	56,671
7.300% due 05/13/2019		17,410	20,021
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054		28,500	28,184
National Australia Bank Ltd.
2.625% due 07/23/2020		20,000	20,096
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		32,500	47,445
Navient Corp.
5.500% due 01/15/2019		3,300	3,094
5.625% due 08/01/2033		32,045	21,630
6.250% due 01/25/2016		1,092	1,095
7.250% due 01/25/2022		26,750	25,112
8.000% due 03/25/2020		21,750	21,543
8.450% due 06/15/2018		57,227	60,374
New York Life Insurance Co.
6.750% due 11/15/2039		12,750	16,388
Nippon Life Insurance Co.
5.000% due 10/18/2042		8,000	8,390
5.100% due 10/16/2044		34,700	36,435
Nordea Bank AB
6.125% due 09/23/2024 (d)		6,250	6,126
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		29,900	35,973
Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	485
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		6,000	5,868
5.250% due 01/15/2026		21,200	21,694
Pacific Life Insurance Co.
9.250% due 06/15/2039		108,331	157,738
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		23,025	30,452
Pinnacol Assurance
8.625% due 06/25/2034 (f)		24,000	24,669
Prologis LP
4.250% due 08/15/2023		4,000	4,216
Prudential Financial, Inc.
4.600% due 05/15/2044		25,560	25,531
5.100% due 08/15/2043		6,200	6,484
5.200% due 03/15/2044		2,000	1,939
5.625% due 06/15/2043		7,000	7,175
5.700% due 12/14/2036		3,500	3,967
5.800% due 11/16/2041		5,000	5,692
6.200% due 11/15/2040		2,525	2,989
6.625% due 12/01/2037		700	860
6.625% due 06/21/2040		1,015	1,252
Rabobank Group
5.250% due 08/04/2045		22,950	24,141
6.875% due 03/19/2020	EUR	35,400	45,877
8.375% due 07/26/2016 (d)		$7,900	8,152
8.400% due 06/29/2017 (d)		8,069	8,692
11.000% due 06/30/2019 (d)		24,800	30,709
Regions Bank
6.450% due 06/26/2037		16,145	18,847
Regions Financial Corp.
7.375% due 12/10/2037		5,470	6,883
Rio Oil Finance Trust
9.750% due 01/06/2027		26,890	19,798

Royal Bank of Scotland PLC
9.500% due 03/16/2022		1,400	1,519
Santander UK Group Holdings PLC
5.625% due 09/15/2045		3,900	3,927
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		28,000	28,327
5.400% due 03/24/2017		2,500	2,547
5.717% due 06/16/2021		11,850	11,723
6.125% due 02/07/2022		17,250	17,369
State Street Corp.
5.250% due 09/15/2020 (d)		15,000	15,094
Stifel Financial Corp.
4.250% due 07/18/2024		10,000	9,955
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		24,600	24,905
6.850% due 12/16/2039		60,905	75,454
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	367	510
TIAA Asset Management Finance Co. LLC
4.125% due 11/01/2024		$1,400	1,408
Transatlantic Holdings, Inc.
8.000% due 11/30/2039		13,533	17,446
Trust F/1401
6.950% due 01/30/2044		9,200	9,177
U.S. Bancorp
5.125% due 01/15/2021 (d)		8,150	8,198
UBS AG
4.750% due 05/22/2023		6,250	6,361
4.750% due 02/12/2026	EUR	4,400	5,115
5.125% due 05/15/2024		$58,221	58,949
7.250% due 02/22/2022		15,875	16,609
7.625% due 08/17/2022		97,007	110,734
UBS Group Funding Jersey Ltd.
4.125% due 09/24/2025		900	901
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	1,624	2,550
Visa, Inc.
4.300% due 12/14/2045		$20,200	20,526
Vonovia Finance BV
5.000% due 10/02/2023		2,200	2,275
WEA Finance LLC
4.750% due 09/17/2044		6,200	6,098
Wells Fargo & Co.
3.550% due 09/29/2025		19,600	19,804
3.900% due 05/01/2045		68,550	63,364
4.100% due 06/03/2026		500	505
4.125% due 08/15/2023		16,100	16,743
4.900% due 11/17/2045		7,675	7,765
5.375% due 02/07/2035		4,900	5,618
5.375% due 11/02/2043		38,900	41,694
5.606% due 01/15/2044		4,100	4,564
5.875% due 06/15/2025 (d)		4,500	4,742
5.900% due 06/15/2024 (d)		82,329	83,255
Wells Fargo Bank N.A.
5.850% due 02/01/2037		5,901	7,064
5.950% due 08/26/2036		800	962
6.600% due 01/15/2038		22,877	29,591
Wells Fargo Capital
5.950% due 12/01/2086		2,100	2,131
Welltower, Inc.
4.000% due 06/01/2025		13,400	13,209
6.500% due 03/15/2041		30,000	35,221
Weyerhaeuser Co.
6.875% due 12/15/2033		14,477	16,728
6.950% due 10/01/2027		4,500	5,318
7.375% due 03/15/2032		146,387	174,548
7.950% due 03/15/2025		850	1,055
8.500% due 01/15/2025		450	579
XLIT Ltd.
5.500% due 03/31/2045		6,100	5,715

			4,487,425

INDUSTRIALS 34.5%
21st Century Fox America, Inc.
4.750% due 09/15/2044		8,100	7,819
6.150% due 03/01/2037		600	671
6.150% due 02/15/2041		51,900	58,543
6.650% due 11/15/2037		2,031	2,367
6.900% due 08/15/2039		7,229	8,574
7.750% due 12/01/2045		4,773	6,237
AbbVie, Inc.
4.400% due 11/06/2042		29,987	28,111
4.500% due 05/14/2035		17,500	17,189
4.700% due 05/14/2045		17,300	16,985

Actavis Funding SCS
3.800% due 03/15/2025	9,400	9,371
4.550% due 03/15/2035	21,900	21,353
4.750% due 03/15/2045	22,092	21,620
4.850% due 06/15/2044	50,900	50,575
Actavis, Inc.
4.625% due 10/01/2042	7,008	6,687
ADT Corp.
4.125% due 06/15/2023	2,000	1,880
4.875% due 07/15/2042	81,830	58,918
6.250% due 10/15/2021	4,750	4,985
Aetna, Inc.
4.750% due 03/15/2044	3,500	3,559
Air Canada Pass-Through Trust
4.125% due 11/15/2026	16,816	16,816
Alcoa, Inc.
5.900% due 02/01/2027	1,900	1,753
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	14,000	13,424
4.500% due 11/28/2034	1,200	1,155
Altria Group, Inc.
4.250% due 08/09/2042	8,005	7,373
5.375% due 01/31/2044	14,000	15,112
9.950% due 11/10/2038	12,747	20,494
10.200% due 02/06/2039	20,690	34,028
Amazon.com, Inc.
4.800% due 12/05/2034	17,450	18,420
4.950% due 12/05/2044	31,250	33,424
American Airlines Pass-Through Trust
3.700% due 04/01/2028	5,463	5,473
4.375% due 04/01/2024	1,772	1,765
Amgen, Inc.
4.950% due 10/01/2041	5,650	5,613
5.150% due 11/15/2041	120,042	122,207
5.650% due 06/15/2042	23,660	25,672
6.375% due 06/01/2037	4,610	5,385
6.400% due 02/01/2039	17,650	20,989
6.900% due 06/01/2038	9,950	12,395
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	14,395
Anadarko Petroleum Corp.
6.450% due 09/15/2036	14,916	14,407
7.000% due 11/15/2027	1,000	976
7.950% due 06/15/2039	56,084	60,094
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	100	119
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	258
Anthem, Inc.
3.125% due 05/15/2022 (h)	1,000	983
4.625% due 05/15/2042	21,000	19,904
Apache Corp.
4.750% due 04/15/2043	500	431
5.100% due 09/01/2040	1,600	1,372
Apple, Inc.
3.850% due 05/04/2043	2,600	2,401
Archer-Daniels-Midland Co.
4.016% due 04/16/2043	10,500	10,108
Asciano Finance Ltd.
6.000% due 04/07/2023	19,900	21,196
AstraZeneca PLC
4.375% due 11/16/2045	5,500	5,535
Aviation Capital Group Corp.
3.875% due 09/27/2016	4,600	4,640
7.125% due 10/15/2020	7,650	8,769
Barnabas Health, Inc.
4.000% due 07/01/2028	14,600	14,413
Barrick Gold Finance Co.
5.800% due 11/15/2034	4,455	3,417
Barrick North America Finance LLC
5.700% due 05/30/2041	19,700	13,236
7.500% due 09/15/2038	6,200	5,049
Becton Dickinson and Co.
4.875% due 05/15/2044	16,000	16,224
Biogen, Inc.
5.200% due 09/15/2045	4,000	4,016
Boeing Co.
6.875% due 03/15/2039	2,600	3,570
Boston Scientific Corp.
6.000% due 01/15/2020	5,200	5,779
7.000% due 11/15/2035	43,837	51,351
7.375% due 01/15/2040	48,082	58,379
Buckeye Partners LP
5.600% due 10/15/2044	3,800	2,844
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	36,966

4.450% due 03/15/2043	69,500	66,343
4.550% due 09/01/2044	4,940	4,790
4.900% due 04/01/2044	3,300	3,397
5.050% due 03/01/2041	11,900	12,357
5.750% due 05/01/2040	15,720	17,662
6.200% due 08/15/2036	800	944
6.530% due 07/15/2037	2,500	2,939
7.290% due 06/01/2036	800	1,032
7.950% due 08/15/2030	600	836
Cameron International Corp.
5.125% due 12/15/2043	2,300	2,272
5.950% due 06/01/2041	13,400	14,262
7.000% due 07/15/2038	16,804	20,092
Canadian Oil Sands Ltd.
4.500% due 04/01/2022	18,200	16,356
6.000% due 04/01/2042	10,400	8,341
Caterpillar, Inc.
4.750% due 05/15/2064	100	97
CBS Corp.
4.850% due 07/01/2042	14,534	13,081
4.900% due 08/15/2044	9,850	8,988
7.875% due 07/30/2030	12,315	15,750
CC Holdings GS LLC
3.849% due 04/15/2023	29,710	29,225
CCO Safari LLC
6.384% due 10/23/2035	42,300	42,785
6.484% due 10/23/2045	22,300	22,366
Celgene Corp.
4.625% due 05/15/2044	3,950	3,745
Cenovus Energy, Inc.
5.200% due 09/15/2043	150	118
6.750% due 11/15/2039	16,900	16,115
CF Industries, Inc.
4.950% due 06/01/2043	5,550	4,735
China Resources Gas Group Ltd.
4.500% due 04/05/2022	5,434	5,651
CNOOC Finance Ltd.
3.000% due 05/09/2023	400	376
3.875% due 05/02/2022	10,900	11,042
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	9,507
Comcast Corp.
4.500% due 01/15/2043	2,100	2,096
4.650% due 07/15/2042	46,600	47,526
4.750% due 03/01/2044	1,600	1,665
5.650% due 06/15/2035	10,000	11,661
6.400% due 05/15/2038	380	473
6.400% due 03/01/2040	78,173	97,194
6.450% due 03/15/2037	7,300	9,102
6.550% due 07/01/2039	49,110	61,968
6.950% due 08/15/2037	26,300	34,515
7.050% due 03/15/2033	6,275	8,110
ConAgra Foods, Inc.
4.650% due 01/25/2043	3,960	3,545
7.000% due 10/01/2028	1,800	2,131
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	5,925	6,081
7.250% due 05/10/2021	13,834	15,608
7.566% due 09/15/2021	35	35
Continental Resources, Inc.
3.800% due 06/01/2024	750	529
4.500% due 04/15/2023	18,800	13,534
4.900% due 06/01/2044	19,298	11,674
5.000% due 09/15/2022	10,795	7,975
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	1,476
5.625% due 10/18/2043	2,200	1,982
Cox Communications, Inc.
4.500% due 06/30/2043	22,291	16,362
4.700% due 12/15/2042	12,190	9,283
4.800% due 02/01/2035	15,800	13,109
6.450% due 12/01/2036	2,431	2,348
8.375% due 03/01/2039	45,140	49,851
Crown Castle Towers LLC
6.113% due 01/15/2040	13,410	14,668
CSN Islands Corp.
6.875% due 09/21/2019 (h)	7,032	3,727
CVS Pass-Through Trust
4.163% due 08/11/2036	10,773	10,487
4.704% due 01/10/2036	5,688	5,757
5.773% due 01/10/2033	2,105	2,272
5.789% due 01/10/2026	3,616	3,922
5.880% due 01/10/2028	4,293	4,618
5.926% due 01/10/2034	32,125	35,366
6.036% due 12/10/2028	2,212	2,434
6.943% due 01/10/2030	35,459	40,610

7.507% due 01/10/2032	93,984	111,063
8.353% due 07/10/2031	15,897	19,707
Daimler Finance North America LLC
8.500% due 01/18/2031	100	145
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	1,666	1,872
Deutsche Telekom International Finance BV
4.875% due 03/06/2042	2,700	2,760
8.750% due 06/15/2030	74,450	103,520
9.250% due 06/01/2032	700	1,029
Devon Energy Corp.
7.950% due 04/15/2032	18,380	19,037
DIRECTV Holdings LLC
5.150% due 03/15/2042	5,500	5,142
6.000% due 08/15/2040	4,400	4,514
6.375% due 03/01/2041	22,200	23,904
Discovery Communications LLC
3.300% due 05/15/2022	300	283
4.375% due 06/15/2021	5,600	5,746
4.875% due 04/01/2043	2,105	1,739
4.950% due 05/15/2042	800	672
6.350% due 06/01/2040	3,900	3,893
Dominion Gas Holdings LLC
4.800% due 11/01/2043	800	767
Domtar Corp.
6.750% due 02/15/2044	10,175	9,972
Dow Chemical Co.
5.250% due 11/15/2041	5,255	5,140
9.400% due 05/15/2039	45,309	65,298
DP World Ltd.
6.850% due 07/02/2037	15,200	15,010
Ecopetrol S.A.
5.875% due 05/28/2045	7,300	5,220
7.375% due 09/18/2043	25,300	21,315
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	25,670	24,802
Empresa de Transporte de Pasajeros Metro S.A.
4.750% due 02/04/2024	1,800	1,852
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	4,600	4,432
Enbridge, Inc.
4.500% due 06/10/2044	6,875	4,699
Encana Corp.
6.500% due 08/15/2034	6,010	4,868
6.500% due 02/01/2038	29,525	23,663
6.625% due 08/15/2037	12,082	9,798
7.200% due 11/01/2031	1,650	1,484
Energy Transfer Partners LP
4.900% due 03/15/2035	27,300	19,894
5.150% due 02/01/2043	8,485	6,084
5.150% due 03/15/2045	19,386	13,746
6.050% due 06/01/2041	1,000	782
6.125% due 12/15/2045	34,200	27,911
6.500% due 02/01/2042	4,700	3,833
6.625% due 10/15/2036	7,000	6,077
7.500% due 07/01/2038	20,600	19,075
Entergy Louisiana LLC
5.000% due 07/15/2044	4,300	4,163
Enterprise Products Operating LLC
4.450% due 02/15/2043	96,400	73,789
4.850% due 08/15/2042	11,300	9,065
4.850% due 03/15/2044	40,955	33,250
5.100% due 02/15/2045	22,950	19,276
5.700% due 02/15/2042	5,600	4,996
5.750% due 03/01/2035	15,361	14,244
5.950% due 02/01/2041	7,513	6,922
6.125% due 10/15/2039	5,000	4,578
6.450% due 09/01/2040	2,395	2,282
7.550% due 04/15/2038	4,000	4,289
EQT Midstream Partners LP
4.000% due 08/01/2024	10,100	8,345
FedEx Corp.
3.875% due 08/01/2042	765	664
3.900% due 02/01/2035	5,500	5,023
4.750% due 11/15/2045	13,150	13,071
5.100% due 01/15/2044	5,000	5,196
Fidelity National Information Services, Inc.
3.500% due 04/15/2023	5,200	4,973
5.000% due 10/15/2025	26,600	27,508
Ford Motor Co.
4.750% due 01/15/2043	16,500	15,610
7.400% due 11/01/2046	7,050	8,646
7.450% due 07/16/2031	15,261	18,870
8.900% due 01/15/2032	9,209	11,592
9.980% due 02/15/2047	5,300	7,446

Fortune Brands Home & Security, Inc.
4.000% due 06/15/2025	28,600	28,350
Freeport-McMoRan, Inc.
5.450% due 03/15/2043	7,050	3,701
General Electric Co.
4.100% due 12/15/2022 (d)	8,882	8,871
4.125% due 10/09/2042	42,200	41,319
4.500% due 03/11/2044	28,550	29,451
General Motors Co.
5.000% due 04/01/2035	20,225	18,909
5.200% due 04/01/2045	27,800	26,267
Georgia-Pacific LLC
7.250% due 06/01/2028	14,460	18,254
7.375% due 12/01/2025	400	497
7.750% due 11/15/2029	4,000	5,197
8.875% due 05/15/2031	20,200	28,358
Gilead Sciences, Inc.
4.600% due 09/01/2035	16,700	17,004
4.750% due 03/01/2046	7,700	7,806
4.800% due 04/01/2044	2,700	2,715
Glencore Finance Canada Ltd.
5.550% due 10/25/2042	10,430	7,406
6.000% due 11/15/2041	670	487
6.900% due 11/15/2037	100	80
GNL Quintero S.A.
4.634% due 07/31/2029	5,000	4,749
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	13,675	10,256
Goldcorp, Inc.
3.700% due 03/15/2023	9,925	9,080
5.450% due 06/09/2044	33,900	27,321
GTL Trade Finance, Inc.
5.893% due 04/29/2024	7,484	5,351
7.250% due 04/16/2044	15,200	9,880
GTP Acquisition Partners LLC
3.482% due 06/15/2050	7,500	7,393
Halliburton Co.
4.850% due 11/15/2035	14,700	14,468
5.000% due 11/15/2045	800	792
Harris Corp.
4.854% due 04/27/2035	5,200	5,132
5.054% due 04/27/2045	1,500	1,474
HCA, Inc.
4.750% due 05/01/2023	6,300	6,253
5.000% due 03/15/2024	1,000	1,000
5.875% due 03/15/2022	14,450	15,281
Heineken NV
4.000% due 10/01/2042	2,000	1,787
Hess Corp.
6.000% due 01/15/2040	8,780	7,805
7.300% due 08/15/2031	3,300	3,283
7.875% due 10/01/2029	4,270	4,675
Holcim Capital Corp. Ltd.
6.500% due 09/12/2043	1,700	1,858
Home Depot, Inc.
4.250% due 04/01/2046	14,700	15,065
4.400% due 03/15/2045	10,850	11,243
5.400% due 09/15/2040	2,500	2,918
HP, Inc.
6.000% due 09/15/2041	450	394
Humana, Inc.
8.150% due 06/15/2038	1,000	1,363
Imperial Tobacco Finance PLC
3.500% due 02/11/2023	19,850	19,481
4.250% due 07/21/2025	17,200	17,490
International Paper Co.
4.800% due 06/15/2044	12,450	11,359
6.000% due 11/15/2041	7,400	7,786
7.300% due 11/15/2039	5,000	5,713
8.700% due 06/15/2038	11,500	14,839
JM Smucker Co.
4.250% due 03/15/2035	7,200	7,056
4.375% due 03/15/2045	2,600	2,540
Johnson Controls, Inc.
4.950% due 07/02/2064	2,000	1,629
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	43,798
Kerr-McGee Corp.
6.950% due 07/01/2024	3,408	3,668
7.875% due 09/15/2031	2,400	2,596
Kimberly-Clark Corp.
6.625% due 08/01/2037	200	262
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	15,559	10,983
5.000% due 08/15/2042	15,500	11,473
5.000% due 03/01/2043	37,000	27,496

5.500% due 03/01/2044	2,250	1,760
5.625% due 09/01/2041	1,700	1,291
5.800% due 03/15/2035	13,742	11,077
6.375% due 03/01/2041	6,000	5,019
6.500% due 02/01/2037	12,219	10,523
6.500% due 09/01/2039	36,345	30,053
6.550% due 09/15/2040	30,300	25,860
6.950% due 01/15/2038	46,800	41,714
7.400% due 03/15/2031	500	462
7.500% due 11/15/2040	21,847	19,979
Kinder Morgan, Inc.
5.300% due 12/01/2034	3,350	2,646
5.550% due 06/01/2045	24,100	18,879
7.750% due 01/15/2032	200	191
KLA-Tencor Corp.
4.650% due 11/01/2024	11,000	11,093
Kraft Foods Group, Inc.
5.000% due 06/04/2042	13,250	13,390
6.500% due 02/09/2040	103,898	121,412
6.875% due 01/26/2039	3,900	4,637
Kraft Heinz Foods Co.
5.000% due 07/15/2035	2,400	2,467
5.200% due 07/15/2045	4,000	4,193
6.375% due 07/15/2028	650	742
6.750% due 03/15/2032	5,025	5,827
7.125% due 08/01/2039	39,043	47,658
Kroger Co.
5.400% due 07/15/2040	35	37
6.900% due 04/15/2038	5,000	6,197
7.500% due 04/01/2031	150	192
Lender Processing Services, Inc.
5.750% due 04/15/2023	13,150	13,594
Lockheed Martin Corp.
3.550% due 01/15/2026	8,000	8,058
3.600% due 03/01/2035	2,500	2,243
4.500% due 05/15/2036	3,800	3,857
4.700% due 05/15/2046	8,000	8,266
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,475
Marathon Oil Corp.
5.200% due 06/01/2045	11,100	7,928
Masco Corp.
5.950% due 03/15/2022	7,740	8,379
6.500% due 08/15/2032	13,602	13,772
7.750% due 08/01/2029	5,450	6,063
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,045
McKesson Corp.
4.883% due 03/15/2044	6,100	6,123
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	12,950	12,076
Medtronic, Inc.
4.375% due 03/15/2035	5,700	5,770
4.625% due 03/15/2045	46,850	48,421
Microsoft Corp.
4.000% due 02/12/2055	500	450
4.450% due 11/03/2045	8,300	8,581
4.750% due 11/03/2055	6,300	6,542
Mid-America Apartments LP
4.300% due 10/15/2023	13,000	13,350
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	14,000	13,125
Molson Coors Brewing Co.
5.000% due 05/01/2042	200	193
Motorola Solutions, Inc.
5.500% due 09/01/2044	15,600	12,289
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)	16,400	17,425
NBCUniversal Media LLC
4.450% due 01/15/2043	32,900	32,286
5.950% due 04/01/2041	53,800	64,480
6.400% due 04/30/2040	9,100	11,368
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	24,030	16,673
Newfield Exploration Co.
5.375% due 01/01/2026	2,400	1,998
5.750% due 01/30/2022	13,200	11,748
Newmont Mining Corp.
6.250% due 10/01/2039	16,230	13,006
Nexen Energy ULC
6.400% due 05/15/2037	1,100	1,233
7.500% due 07/30/2039	2,410	3,113
Noble Holding International Ltd.
5.250% due 03/15/2042	17,340	9,634
6.050% due 03/01/2041	41,350	24,782

Norfolk Southern Corp.
4.450% due 06/15/2045	1,000	945
4.650% due 01/15/2046	3,300	3,166
Northern Natural Gas Co.
4.100% due 09/15/2042	15,000	14,513
ONEOK Partners LP
6.125% due 02/01/2041	20,852	15,978
6.200% due 09/15/2043	45,950	35,116
6.650% due 10/01/2036	4,765	3,949
6.850% due 10/15/2037	11,694	9,835
Oracle Corp.
3.900% due 05/15/2035	2,175	2,044
4.375% due 05/15/2055	1,700	1,558
4.500% due 07/08/2044	11,800	11,901
Owens Corning
4.200% due 12/15/2022	8,070	8,092
PepsiCo, Inc.
4.000% due 03/05/2042	2,400	2,322
Pertamina Persero PT
5.625% due 05/20/2043	3,100	2,442
6.450% due 05/30/2044	35,800	31,279
Pfizer, Inc.
4.300% due 06/15/2043	400	401
4.400% due 05/15/2044	5,500	5,599
5.600% due 09/15/2040	35,765	41,258
Philip Morris International, Inc.
3.875% due 08/21/2042	3,675	3,362
4.125% due 03/04/2043	2,575	2,444
4.250% due 11/10/2044	10,900	10,555
4.375% due 11/15/2041	12,700	12,648
4.875% due 11/15/2043	2,500	2,647
6.375% due 05/16/2038	11,235	14,199
Phillips 66
5.875% due 05/01/2042	4,050	4,070
Pioneer Natural Resources Co.
3.950% due 07/15/2022	250	229
7.200% due 01/15/2028	24,475	26,258
7.500% due 01/15/2020	8,872	9,433
PPG Industries, Inc.
5.500% due 11/15/2040	3,600	4,024
Pride International, Inc.
7.875% due 08/15/2040	31,180	24,493
QUALCOMM, Inc.
4.650% due 05/20/2035	28,400	26,374
4.800% due 05/20/2045	23,500	20,936
QVC, Inc.
4.375% due 03/15/2023	1,700	1,617
4.450% due 02/15/2025	2,200	2,044
4.850% due 04/01/2024	21,000	20,146
5.125% due 07/02/2022	6,820	6,808
5.450% due 08/15/2034	35,700	30,966
5.950% due 03/15/2043	48,805	41,525
Reynolds American, Inc.
4.750% due 11/01/2042	15,284	14,640
5.850% due 08/15/2045	16,400	18,288
6.150% due 09/15/2043	10,920	12,420
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031	1,110	1,250
Rio Tinto Finance USA PLC
4.125% due 08/21/2042	3,300	2,590
4.750% due 03/22/2042	13,500	11,621
Rockies Express Pipeline LLC
5.625% due 04/15/2020	9,000	8,325
6.875% due 04/15/2040	34,350	29,713
7.500% due 07/15/2038	25,890	23,172
Rogers Communications, Inc.
5.000% due 03/15/2044	9,150	9,240
Rohm & Haas Co.
7.850% due 07/15/2029	7,163	9,138
SABMiller Holdings, Inc.
4.950% due 01/15/2042	10,100	10,280
Sealed Air Corp.
6.875% due 07/15/2033	2,000	2,055
Sky PLC
3.125% due 11/26/2022	4,200	4,084
3.750% due 09/16/2024	800	783
Southern Copper Corp.
5.875% due 04/23/2045	16,700	12,856
Southern Natural Gas Co. LLC
8.000% due 03/01/2032	8,346	8,213
Southwestern Energy Co.
4.100% due 03/15/2022	6,600	4,159
4.950% due 01/23/2025	32,019	20,212
Starbucks Corp.
4.300% due 06/15/2045	6,400	6,654

Statoil ASA
3.950% due 05/15/2043	2,200	1,995
4.800% due 11/08/2043	6,600	6,714
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	2,000	1,862
4.950% due 01/15/2043	28,600	20,517
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023	7,750	7,751
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	26,818	32,329
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	320	312
Tesco PLC
6.150% due 11/15/2037	3,700	3,217
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	261	286
Thermo Fisher Scientific, Inc.
4.150% due 02/01/2024	5,300	5,517
5.300% due 02/01/2044	14,125	15,136
Thomson Reuters Corp.
4.300% due 11/23/2023	22,700	23,234
5.650% due 11/23/2043	23,336	24,481
Time Warner Cable, Inc.
5.500% due 09/01/2041	14,800	13,418
5.875% due 11/15/2040	5,000	4,752
6.550% due 05/01/2037	2,250	2,282
6.750% due 06/15/2039	47,645	47,955
7.300% due 07/01/2038	2,080	2,262
8.250% due 04/01/2019	1,430	1,645
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,388
8.375% due 07/15/2033	18,520	21,903
Time Warner, Inc.
4.650% due 06/01/2044	10,705	9,856
4.900% due 06/15/2042	3,000	2,830
5.350% due 12/15/2043	3,300	3,304
5.375% due 10/15/2041	5,000	5,134
6.100% due 07/15/2040	28,600	30,993
6.200% due 03/15/2040	10,000	11,017
6.250% due 03/29/2041	14,950	16,657
6.500% due 11/15/2036	20,625	23,421
7.700% due 05/01/2032	21,050	26,345
Toll Brothers Finance Corp.
4.375% due 04/15/2023	2,288	2,231
5.625% due 01/15/2024	7,200	7,488
6.750% due 11/01/2019	2,293	2,534
Topaz Solar Farms LLC
4.875% due 09/30/2039	7,558	7,826
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	3,484	3,677
7.250% due 08/15/2038	2,600	3,098
7.625% due 01/15/2039	4,900	6,024
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/2042	2,600	1,745
5.400% due 08/15/2041	4,330	3,298
Tyson Foods, Inc.
4.875% due 08/15/2034	1,200	1,228
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	9,770	9,855
4.625% due 12/03/2026	3,731	3,876
7.125% due 04/22/2025	3,093	3,561
United Airlines Pass-Through Trust
3.750% due 03/03/2028	6,600	6,666
4.000% due 10/11/2027	16,010	16,390
4.300% due 02/15/2027	18,126	18,783
UnitedHealth Group, Inc.
4.625% due 07/15/2035	7,100	7,384
4.625% due 11/15/2041	14,000	14,242
4.750% due 07/15/2045	14,399	15,189
5.800% due 03/15/2036	300	355
5.950% due 02/15/2041	4,700	5,601
6.500% due 06/15/2037	1,200	1,509
6.625% due 11/15/2037	2,600	3,322
Vale Overseas Ltd.
6.875% due 11/21/2036	25,507	17,958
Vale S.A.
5.625% due 09/11/2042 (h)	9,400	6,264
Viacom, Inc.
4.375% due 03/15/2043	12,730	9,357
4.500% due 02/27/2042	6,000	4,514
5.250% due 04/01/2044	6,300	5,212
5.850% due 09/01/2043	9,700	8,733
Virgin Australia Trust
5.000% due 04/23/2025	2,278	2,355
Wal-Mart Stores, Inc.
4.000% due 04/11/2043	22,550	22,070

West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	9,100	8,501
Western Gas Partners LP
5.450% due 04/01/2044	900	717
WestRock RKT Co.
4.000% due 03/01/2023	8,350	8,394
4.900% due 03/01/2022	4,000	4,248
Whirlpool Corp.
5.150% due 03/01/2043	21,075	20,799
Williams Cos., Inc.
7.500% due 01/15/2031	11,127	7,714
8.750% due 03/15/2032	29,088	21,968
Williams Partners LP
5.100% due 09/15/2045	9,425	6,220
5.400% due 03/04/2044	8,300	5,577
5.800% due 11/15/2043	10,360	7,262
6.300% due 04/15/2040	22,870	17,596
Wyeth LLC
5.950% due 04/01/2037	500	596
Wynn Las Vegas LLC
4.250% due 05/30/2023	66,427	57,086
5.375% due 03/15/2022	22,130	21,056
5.500% due 03/01/2025	126,050	112,815
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035	6,400	5,986
4.450% due 08/15/2045	40,075	36,982

		5,888,769

UTILITIES 16.4%
AGL Capital Corp.
5.875% due 03/15/2041	7,500	8,246
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	37,255	40,850
Alabama Power Co.
3.850% due 12/01/2042	3,750	3,450
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	31,093	28,559
American Transmission Systems, Inc.
5.000% due 09/01/2044	11,300	11,367
American Water Capital Corp.
4.300% due 12/01/2042	8,700	8,819
6.593% due 10/15/2037	150	195
Anadarko Finance Co.
7.500% due 05/01/2031	11,274	12,008
Appalachian Power Co.
4.400% due 05/15/2044	6,350	6,000
5.800% due 10/01/2035	2,176	2,414
6.375% due 04/01/2036	4,450	5,179
6.700% due 08/15/2037	3,600	4,323
7.000% due 04/01/2038	3,693	4,617
AT&T Corp.
8.250% due 11/15/2031	500	669
AT&T, Inc.
4.300% due 12/15/2042	9,103	7,807
4.350% due 06/15/2045	50,177	43,289
4.500% due 05/15/2035	4,000	3,711
4.750% due 05/15/2046	3,000	2,757
4.800% due 06/15/2044	89,100	81,931
5.350% due 09/01/2040	115,891	114,853
5.550% due 08/15/2041	21,000	21,158
6.300% due 01/15/2038	26,830	29,462
6.500% due 09/01/2037	15,118	16,936
6.550% due 02/15/2039	19,900	22,423
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	1,500	1,719
6.125% due 04/01/2036	10,425	12,187
6.500% due 09/15/2037	24,750	30,227
BG Energy Capital PLC
5.125% due 10/15/2041	4,600	4,489
British Telecommunications PLC
9.625% due 12/15/2030	10,400	15,226
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	19,295	19,406
Cleco Power LLC
6.000% due 12/01/2040	17,400	19,613
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,336
CMS Energy Corp.
4.700% due 03/31/2043	9,300	9,190
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	42,750	43,228
Consolidated Edison Co. of New York, Inc.
5.300% due 03/01/2035	900	1,004
5.500% due 12/01/2039	3,400	3,867

5.700% due 06/15/2040		5,000	5,871
6.300% due 08/15/2037		4,000	4,883
6.750% due 04/01/2038		9,950	12,851
DTE Electric Co.
3.950% due 06/15/2042		500	480
4.300% due 07/01/2044		9,150	9,315
Duke Energy Carolinas LLC
4.250% due 12/15/2041		16,400	16,392
6.100% due 06/01/2037 (h)		300	363
Duke Energy Florida LLC
5.650% due 04/01/2040		7,400	8,755
6.400% due 06/15/2038		50	64
Duke Energy Indiana, Inc.
4.900% due 07/15/2043		105	114
6.120% due 10/15/2035		6,724	8,067
Duke Energy Progress LLC
4.100% due 03/15/2043		4,701	4,570
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		8,150	9,103
Electricite de France S.A.
4.875% due 01/22/2044		10,640	10,216
5.250% due 01/29/2023 (d)		12,600	11,891
5.625% due 01/22/2024 (d)		14,300	13,653
6.950% due 01/26/2039		22,363	27,558
Enable Midstream Partners LP
5.000% due 05/15/2044		18,213	10,774
EnBW Energie Baden-Wuerttemberg AG
7.375% due 04/02/2072	EUR	2,200	2,539
Entergy Corp.
5.125% due 09/15/2020		$2,400	2,583
Exelon Generation Co. LLC
5.600% due 06/15/2042		12,346	11,534
6.250% due 10/01/2039		12,215	12,395
FirstEnergy Corp.
7.375% due 11/15/2031		26,151	31,930
FirstEnergy Solutions Corp.
6.800% due 08/15/2039		72,726	68,810
FirstEnergy Transmission LLC
4.350% due 01/15/2025		250	254
5.450% due 07/15/2044		10,100	10,205
Florida Power & Light Co.
4.050% due 10/01/2044		4,200	4,168
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		16,950	15,054
6.000% due 11/27/2023		18,175	17,197
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028		11,600	9,831
5.999% due 01/23/2021		20,300	20,295
6.510% due 03/07/2022		32,275	32,574
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025		8,600	7,783
Idaho Power Co.
4.850% due 08/15/2040		9,000	9,243
Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	6,302
Jersey Central Power & Light Co.
6.150% due 06/01/2037		6,200	6,624
Kentucky Utilities Co.
5.125% due 11/01/2040		17,600	19,741
Koninklijke KPN NV
8.375% due 10/01/2030		28,590	37,551
Metropolitan Edison Co.
3.500% due 03/15/2023		1,900	1,869
MidAmerican Energy Co.
5.800% due 10/15/2036		3,000	3,616
Monongahela Power Co.
5.400% due 12/15/2043		700	783
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		5,650	5,241
4.278% due 10/01/2034		9,000	8,854
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		22,300	19,819
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		12,900	4,773
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (e)		5,881	1,353
6.750% due 10/01/2023 (e)		1,919	461
Oglethorpe Power Corp.
5.250% due 09/01/2050		25,000	26,160
Ohio Edison Co.
6.875% due 07/15/2036		3,500	4,116
8.250% due 10/15/2038		1,000	1,390
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040		15,100	15,638
5.300% due 06/01/2042		600	627
7.250% due 01/15/2033		3,400	4,372

7.500% due 09/01/2038		4,615	6,121
Orange S.A.
5.500% due 02/06/2044		14,165	15,072
9.000% due 03/01/2031		11,350	16,057
Pacific Gas & Electric Co.
4.300% due 03/15/2045		3,700	3,667
4.450% due 04/15/2042		5,150	5,191
4.600% due 06/15/2043		85	87
4.750% due 02/15/2044		2,550	2,660
5.400% due 01/15/2040		800	907
5.800% due 03/01/2037		8,600	10,035
6.050% due 03/01/2034		6,200	7,418
6.250% due 03/01/2039		9,900	12,129
6.350% due 02/15/2038		1,000	1,219
PacifiCorp
6.000% due 01/15/2039		200	243
PECO Energy Co.
4.150% due 10/01/2044		8,900	8,762
Pennsylvania Electric Co.
6.150% due 10/01/2038		500	531
Petrobras Global Finance BV
2.461% due 01/15/2019		4,350	3,317
3.406% due 03/17/2020		1,800	1,282
3.875% due 01/27/2016		2,500	2,493
5.375% due 01/27/2021		1,800	1,345
5.375% due 10/01/2029	GBP	14,000	12,115
5.625% due 05/20/2043		$44,687	27,371
6.750% due 01/27/2041		31,650	20,414
6.850% due 06/05/2115		32,100	20,945
6.875% due 01/20/2040		9,650	6,321
Petroleos Mexicanos
5.500% due 06/27/2044		112,755	85,393
5.625% due 01/23/2046		106,300	81,739
6.375% due 01/23/2045		29,069	24,749
Plains All American Pipeline LP
4.300% due 01/31/2043		8,620	5,690
4.700% due 06/15/2044		21,475	15,003
4.900% due 02/15/2045		6,000	4,326
5.150% due 06/01/2042		58,085	42,248
PPL Electric Utilities Corp.
5.200% due 07/15/2041		5,500	6,241
Progress Energy, Inc.
7.750% due 03/01/2031		400	516
Puget Sound Energy, Inc.
5.764% due 07/15/2040		9,000	10,877
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		5,000	5,524
6.332% due 09/30/2027		1,950	2,205
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		57,300	49,629
5.500% due 04/08/2044		41,450	37,371
Shell International Finance BV
4.125% due 05/11/2035		71,200	68,148
4.550% due 08/12/2043		9,850	9,611
5.500% due 03/25/2040		2,000	2,170
Southern California Edison Co.
6.000% due 01/15/2034		400	482
6.650% due 04/01/2029		600	750
Southern Power Co.
6.375% due 11/15/2036		3,500	3,583
Southwestern Electric Power Co.
6.200% due 03/15/2040		3,100	3,663
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,335
SSE PLC
5.625% due 10/01/2017 (d)		200	209
5.625% due 10/01/2017 (d)	EUR	2,500	2,885
Telecom Italia Capital S.A.
7.200% due 07/18/2036		$7,845	7,963
7.721% due 06/04/2038		17,800	18,645
Telecom Italia SpA
6.375% due 06/24/2019	GBP	6,500	10,426
Telefonica Europe BV
8.250% due 09/15/2030		$26,902	35,290
Toledo Edison Co.
6.150% due 05/15/2037		11,490	12,965
Verizon Communications, Inc.
3.850% due 11/01/2042		20,285	16,643
4.522% due 09/15/2048		135,617	121,759
4.672% due 03/15/2055 (h)		328,381	286,038
4.750% due 11/01/2041		3,500	3,239
4.862% due 08/21/2046		119,772	113,751
5.012% due 08/21/2054		245,422	225,571
5.150% due 09/15/2023		5,525	6,084
6.000% due 04/01/2041		15,617	16,922
6.400% due 09/15/2033		7,144	8,162
6.550% due 09/15/2043		6,142	7,317

Virginia Electric & Power Co.
6.000% due 05/15/2037	400	491
Vodafone Group PLC
4.375% due 02/19/2043	21,625	17,876
6.150% due 02/27/2037	17,613	17,423
6.250% due 11/30/2032	2,650	2,752
Wisconsin Electric Power Co.
5.700% due 12/01/2036	220	264

		2,809,750

Total Corporate Bonds & Notes (Cost $13,701,603)		13,185,944

MUNICIPAL BONDS & NOTES 6.5%
CALIFORNIA 3.4%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	15,300	20,080
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	12,300	16,589
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	861
6.907% due 10/01/2050	29,845	41,034
6.918% due 04/01/2040	1,600	2,114
7.043% due 04/01/2050	49,575	68,382
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	2,691
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,345
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	3,282
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,575	21,814
7.350% due 11/01/2039	1,000	1,417
7.500% due 04/01/2034	5,580	7,792
7.550% due 04/01/2039	23,720	34,477
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	30,870	45,850
7.625% due 03/01/2040	14,250	20,766
7.950% due 03/01/2036	22,100	26,461
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	11,718
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,460
East Bay Municipal Utility District Water System, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	3,050	3,811
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	12,865
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	34,095	48,250
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	5,300	6,420
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	20,801
7.618% due 08/01/2040	5,200	7,282
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	5,000	6,117
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	400	546
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,071
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	250	301
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	18,585	24,507
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,000	6,026
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	118
5.813% due 06/01/2040	300	363
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,500
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,134
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	613
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	12,936
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	13,734
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	6,600	8,533
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	10,000	12,262
6.548% due 05/15/2048	25,100	32,241

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	400	552
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,500	9,784
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	400	449
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	2,675	3,247
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	1,800	2,193
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	4,810

		577,599

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	8,590	10,317
6.655% due 04/01/2057	44,110	52,424

		62,741

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	977
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	16,400	19,077
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	25,400	25,730
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,288

		49,072

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	2,228

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	400	472

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,067

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,077

NEW JERSEY 0.3%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	14,056
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	20,805	28,616
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	526
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	315	345

		43,543

NEW YORK 1.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	6,900	8,754
6.814% due 11/15/2040	18,085	23,975
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	1,600	1,911
5.968% due 03/01/2036	8,950	11,037
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	7,842
5.508% due 08/01/2037	800	977
5.572% due 11/01/2038	9,000	10,920
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	400	522
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,388
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	584
5.389% due 03/15/2040	200	239

New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	3,099
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	11,343
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	592
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	215
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	80,939
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	2,962
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	10,000	11,395

		178,694

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	1,000	1,171
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	3,100	3,608
8.084% due 02/15/2050	50,725	74,862
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,476
7.734% due 02/15/2033	7,325	9,801
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	64

		90,982

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	12,911
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	3,000	3,731
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,280	2,384

		19,026

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	17,500	22,417

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	18,045
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,100	9,788
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	16,000	18,851

		46,684

Total Municipal Bonds & Notes (Cost $941,872)		1,101,602

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
4.000% due 10/01/2040	882	935
6.000% due 01/01/2023 - 06/01/2038	45	51
7.000% due 11/01/2026	21	24
8.500% due 08/01/2026	1	2
Fannie Mae, TBA
3.500% due 02/01/2046	7,000	7,205
Freddie Mac
2.954% due 08/15/2032	68	71
Ginnie Mae
4.500% due 09/15/2033	15	16
6.500% due 02/15/2017	2	2
8.500% due 09/15/2030	5	5
9.000% due 12/15/2017	1	1

Total U.S. Government Agencies (Cost $8,311)		8,312

U.S. TREASURY OBLIGATIONS 35.7%
U.S. Treasury Bonds
2.000% due 08/15/2025 (h)	1,610,540	1,570,439
2.500% due 02/15/2045 (h)(j)	516,604	462,705
2.750% due 11/15/2042 (h)(j)(l)	446,250	424,729
2.875% due 08/15/2045 (h)	495,610	480,529
3.000% due 11/15/2044 (h)(j)(l)	134,739	134,028
3.000% due 05/15/2045 (h)	390,183	387,751
3.125% due 02/15/2042 (h)(j)(l)	344,796	355,395
3.125% due 02/15/2043 (h)(j)(l)	199,000	203,610

3.375% due 05/15/2044 (h)(j)(l)		39,030	41,818
3.625% due 02/15/2044 (h)(j)		302,675	339,917
5.250% due 02/15/2029 (j)(l)		12,400	16,253
6.250% due 05/15/2030		1,150	1,668
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2025 (h)(j)		87,544	84,679
1.750% due 01/15/2028 (j)		25,427	27,765
2.000% due 01/15/2026 (j)(l)		89,861	99,782
2.375% due 01/15/2027 (j)		29,480	34,061
2.500% due 01/15/2029 (h)(j)		23,371	27,673
3.875% due 04/15/2029 (j)		868	1,178
U.S. Treasury Notes
0.625% due 12/31/2016 (j)		603	602
2.250% due 11/15/2025 (h)		1,232,030	1,229,394
U.S. Treasury STRIPS
0.000% due 11/15/2042 (b)(j)		35,100	15,243
0.000% due 11/15/2043 (b)		172,950	73,877
0.000% due 02/15/2044 (b)		159,500	67,044
0.000% due 05/15/2044 (b)		22,050	9,097
0.000% due 08/15/2045 (b)		15,300	6,079

Total U.S. Treasury Obligations (Cost $6,051,210)			6,095,316

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
BCAP LLC Trust
0.721% due 05/26/2035		674	641
1.083% due 11/26/2046		350	338
4.000% due 02/26/2037		737	734
Merrill Lynch Mortgage Investors Trust
1.313% due 01/25/2029		165	157
1.350% due 03/25/2028		74	70
Structured Adjustable Rate Mortgage Loan Trust
2.540% due 09/25/2034		2,102	2,090

Total Non-Agency Mortgage-Backed Securities (Cost $4,008)			4,030

ASSET-BACKED SECURITIES 0.4%
AIM Aviation Finance Ltd.
4.213% due 02/15/2040		23,324	22,778
Carlyle Global Market Strategies CLO Ltd.
1.547% due 04/20/2022		15,500	15,427
Eagle Ltd.
2.570% due 12/15/2039		8,888	8,815
SBA Tower Trust
3.869% due 10/15/2049		11,400	11,325
Springleaf Funding Trust
3.920% due 01/16/2023		2,000	2,000
Structured Asset Investment Loan Trust
1.322% due 01/25/2035		5,265	5,206
Voya CLO Ltd.
1.641% due 10/15/2022		5,600	5,570

Total Asset-Backed Securities (Cost $71,915)			71,121

SOVEREIGN ISSUES 1.1%
Brazil Government International Bond
5.000% due 01/27/2045 (h)		46,630	31,359
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	100,000	20,184
Colombia Government International Bond
6.125% due 01/18/2041		$200	194
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)	EUR	83,929	101,696
Mexico Government International Bond
4.600% due 01/23/2046		$4,171	3,707
5.550% due 01/21/2045 (h)		19,780	20,349
5.750% due 10/12/2110		1,550	1,453
6.050% due 01/11/2040		1,238	1,360

Total Sovereign Issues (Cost $202,464)			180,302

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (d)		20,200	23,399

Total Convertible Preferred Securities (Cost $24,500)			23,399

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.2%
AgriBank FCB
6.875% due 01/01/2024 (d)	130,000	13,752
Citigroup Capital
6.692% due 10/30/2040	250,000	6,498
Public Storage
6.375% due 03/17/2019 (d)	75,000	2,069
Reinsurance Group of America, Inc.
6.200% due 09/15/2042	537,000	15,594
State Street Corp.
5.900% due 03/15/2024 (d)	136,000	3,774
Ventas Realty LP
5.450% due 03/15/2043	120,000	3,133

		44,820

UTILITIES 0.2%
DTE Energy Co.
5.250% due 12/01/2062	11,150	277
Entergy Arkansas, Inc.
4.750% due 06/01/2063	38,000	937
Entergy Louisiana LLC
4.700% due 06/01/2063	29,925	713
Entergy Texas, Inc.
5.625% due 06/01/2064	513,816	13,452
SCE Trust
5.625% due 06/15/2017 (d)	82,125	2,092
5.750% due 03/15/2024 (d)	463,000	12,493

		29,964

Total Preferred Securities (Cost $69,187)		74,784

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (g) 0.0%		6,218

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
0.149% due 01/14/2016 - 06/30/2016 (a)(h)(l)	$35,185	35,175

Total Short-Term Instruments (Cost $41,392)		41,393

Total Investments in Securities (Cost $21,964,940)		21,633,727

	SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III	12,745,650	125,851

Total Short-Term Instruments (Cost $126,316)		125,851

Total Investments in Affiliates (Cost $126,316)		125,851

Total Investments 127.4% (Cost $22,091,256)		$21,759,578
Financial Derivative Instruments (i)(k) (0.4%) (Cost or Premiums, net $(52,765))		(74,402)
Other Assets and Liabilities, net (27.0%)		(4,603,356)

Net Assets 100.0%		$17,081,820

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$63,240	$64,939	0.38%
Delta Air Lines, Inc.	2.344	05/09/2019	05/05/2014	24,641	24,646	0.14
Delta Air Lines, Inc.	2.503	09/30/2019	09/29/2014	97,600	97,235	0.57
Norwegian Air Shuttle	4.110	06/24/2026	06/25/2014	65,146	65,566	0.38
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	24,669	0.14
Rise Ltd.	4.750	01/31/2021	02/11/2014	15,156	14,956	0.09

				$289,783	$292,011	1.70%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$6,218	Fannie Mae 2.170% due 10/17/2022	$(6,345)	$6,218	$6,218

Total Repurchase Agreements						$(6,345)	$6,218	$6,218

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	(0.200%)	11/23/2015	01/04/2016		$(18,800)	$(18,796)
	0.520	12/01/2015	01/19/2016		(11,524)	(11,530)
BPG	0.670	10/22/2015	01/22/2016		(16,595)	(16,618)
BRC	(3.000)	11/24/2015	TBD	(2)	(488)	(486)
	(2.000)	11/24/2015	TBD	(2)	(3,636)	(3,628)
BSN	0.500	12/11/2015	01/12/2016		(35,219)	(35,230)
GRE	0.450	11/04/2015	01/04/2016		(8,372)	(8,379)
	0.450	11/06/2015	01/04/2016		(492)	(492)
JML	0.000	12/21/2015	01/07/2016		(5,373)	(5,373)
	0.450	12/14/2015	01/14/2016		(18,826)	(18,831)
	0.550	12/14/2015	01/14/2016		(16,143)	(16,148)
JPS	0.150	12/03/2015	01/04/2016		(74,286)	(74,296)
	0.150	12/14/2015	01/04/2016		(1,212)	(1,212)
	0.350	11/06/2015	01/06/2016		(82,687)	(82,734)
	0.350	12/01/2015	01/06/2016		(12,509)	(12,514)
	0.400	12/10/2015	01/11/2016		(80,350)	(80,372)
	0.400	12/11/2015	01/11/2016		(39,244)	(39,254)
	0.420	12/16/2015	01/13/2016		(17,001)	(17,005)
	0.580	12/01/2015	01/27/2016		(21,276)	(21,288)
	0.650	12/02/2015	02/02/2016		(86,475)	(86,526)
	0.700	12/01/2015	01/12/2016		(79,290)	(79,343)
	0.700	12/23/2015	01/12/2016		(38,352)	(38,361)
	0.750	12/03/2015	01/04/2016		(83,396)	(83,452)
	0.750	12/03/2015	01/14/2016		(148,313)	(148,411)
NXN	0.260	10/05/2015	01/05/2016		(77,559)	(77,610)
	0.270	10/06/2015	01/06/2016		(160,751)	(160,859)
	0.270	10/07/2015	01/07/2016		(212,970)	(213,112)
	0.270	10/19/2015	01/07/2016		(217,477)	(217,603)
	0.270	10/26/2015	01/07/2016		(4,851)	(4,854)
	0.280	10/13/2015	01/13/2016		(118,183)	(118,259)
	0.300	10/26/2015	01/14/2016		(25,641)	(25,656)
	0.320	10/15/2015	01/15/2016		(139,500)	(139,600)
	0.320	10/19/2015	01/15/2016		(6,053)	(6,057)
	0.320	10/26/2015	01/15/2016		(19,404)	(19,416)
	0.330	10/22/2015	01/22/2016		(282,653)	(282,845)
	0.340	10/19/2015	02/19/2016		(318,607)	(318,839)
	0.350	10/20/2015	02/22/2016		(282,041)	(282,249)
SGY	0.150	12/21/2015	01/15/2016		(266,727)	(266,743)

Total Reverse Repurchase Agreements						$(3,033,981)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
MSC	0.370%	10/09/2015	01/07/2016	$(26,139)	$(26,275)

Total Sale-Buyback Transactions					$(26,275)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(4,381,279) at a weighted average interest rate of 0.214%.
(4)	Payable for sale-buyback transactions includes $112 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	02/01/2046	$1,000	$(1,054)	$(1,056)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $3,059,441 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$111.000	02/19/2016	7,241	$62	$54

Total Purchased Options				$62	$54

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	5,402	$2,939	$0	$(203)
90-Day Eurodollar March Futures	Short	03/2017	1,750	147	0	(66)
90-Day Eurodollar September Futures	Short	09/2016	11,008	(6,166)	0	(275)
Euro-Bund 10-Year Bond March Futures	Long	03/2016	1,072	45	47	0
U.S. Treasury 5-Year Note March Futures	Long	03/2016	7,241	(5,530)	1,018	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	12	5	0	(6)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	167	81	167	0

Total Futures Contracts				$(8,479)	$1,232	$(550)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-22 10-Year Index	1.000%	06/20/2024	$45,600	$(707)	$(420)	$5	$0
CDX.IG-23 10-Year Index	1.000	12/20/2024	2,000	(42)	(30)	0	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	1,400,350	9,407	(2,319)	194	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	4,971,400	29,092	(13,186)	751	0

				$37,750	$(15,955)	$950	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$462,300	$(1,020)	$(1,031)	$0	$(111)
Receive	3-Month USD-LIBOR	2.250	03/16/2019		1,997,300	(18,341)	(16,848)	0	(727)
Receive	3-Month USD-LIBOR	2.910	08/20/2019		1,492,300	(12,011)	3,576	0	(820)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		687,950	(10,121)	(13,438)	0	(1,244)
Receive	3-Month USD-LIBOR	2.330	08/19/2025		145,800	(3,029)	864	0	(489)
Pay	3-Month USD-LIBOR	2.330	08/19/2025		1,100	23	15	4	0
Receive	3-Month USD-LIBOR	2.335	08/24/2025		118,000	(2,462)	763	0	(399)
Receive	3-Month USD-LIBOR	2.350	10/02/2025		175,900	(3,278)	2,059	0	(645)
Receive	3-Month USD-LIBOR	2.150	12/03/2025		426,150	1,673	5,905	0	(1,475)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		704,800	(21,649)	(30,209)	0	(2,925)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		331,200	1,543	2,366	0	(1,285)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		418,600	(8,684)	5,705	0	(3,541)
Receive	3-Month USD-LIBOR	2.500	12/22/2045		49,200	1,717	1,077	0	(402)
Receive	6-Month EUR-EURIBOR	0.350	09/10/2017	EUR	256,000	(2,102)	(1,513)	0	(17)
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		15,400	519	2,940	43	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026	GBP	117,600	586	(1,369)	614	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		49,000	(1,436)	449	530	0
Receive	6-Month GBP-LIBOR	2.175	03/16/2046		14,050	(58)	(58)	151	0
Receive	6-Month GBP-LIBOR	2.150	03/16/2046		17,200	73	418	184	0
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	24,927,000	(11,837)	(9,922)	0	(35)
Receive	6-Month JPY-LIBOR	1.000	09/20/2024		27,860,000	(5,625)	(6,101)	0	(39)
Pay	28-Day MXN-TIIE	7.500	06/02/2021	MXN	128,600	687	(331)	12	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		802,800	(70)	(1,244)	67	0
Pay	28-Day MXN-TIIE	6.750	08/31/2021		154,500	476	(478)	15	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		454,500	185	(15)	40	0
Pay	28-Day MXN-TIIE	5.810	09/29/2021		293,800	98	(11)	27	0
Pay	28-Day MXN-TIIE	5.750	09/30/2021		546,400	79	(2)	49	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		1,338,800	(381)	(320)	119	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		166,300	(85)	(85)	15	0
Pay	28-Day MXN-TIIE	6.800	12/26/2023		823,600	2,190	(1,066)	120	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		1,050,000	(1,149)	238	142	0
Pay	28-Day MXN-TIIE	6.190	01/03/2035		2,189,200	(12,255)	(3,459)	372	0

						$(105,744)	$(61,125)	$2,504	$(14,154)

Total Swap Agreements						$(67,994)	$(77,080)	$3,454	$(14,154)

(j)	Securities with an aggregate market value of $313,167 and cash of $23,448 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2016		$5,972	AUD	8,327	$96	$0
	02/2016	AUD	8,327		$5,964	0	(96)
BOA	01/2016	BRL	23,660		6,059	79	0
	01/2016		$6,061	BRL	23,661	0	(80)
BPS	01/2016	BRL	12,074		$3,092	40	0
	01/2016		$3,124	BRL	12,074	0	(72)
BRC	02/2016		671		2,697	4	0
CBK	01/2016	EUR	17,711		$19,039	16	(224)
	01/2016		$1,413	EUR	1,302	1	0
DUB	01/2016	BRL	72,836		$18,653	243	0
	01/2016	GBP	82,031		123,662	2,732	0
	01/2016		$19,284	BRL	72,836	0	(874)
GLM	01/2016	BRL	13,251		$3,393	44	0
	01/2016		$3,409	BRL	13,251	0	(60)
HUS	01/2016	EUR	149,173		$158,970	0	(3,144)
JPM	01/2016	BRL	11,288		2,943	90	0
	01/2016		$2,891	BRL	11,288	0	(38)
	01/2016		2,264	EUR	2,090	7	0
	01/2016		119,378	GBP	80,445	0	(786)
	02/2016	GBP	80,445		$119,383	782	0
	02/2016	JPY	410,300		3,334	0	(82)
MSB	01/2016	BRL	117,172		32,608	2,990	0
	01/2016		$30,019	BRL	117,172	0	(402)
	02/2016	BRL	14,568		$3,700	54	0
	02/2016		$1,625	BRL	6,603	28	0
	02/2016		1,272	JPY	156,405	31	0
NAB	01/2016	AUD	8,327		$5,991	0	(77)
SCX	02/2016		$998	AUD	1,377	4	0
UAG	01/2016		178,582	EUR	163,492	0	(907)
	01/2016		2,391	GBP	1,586	0	(53)
	01/2016		826	JPY	99,998	6	0
	02/2016	EUR	163,492		$178,708	910	0

Total Forward Foreign Currency Contracts						$8,157	$(6,895)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.153%	02/17/2016	$100,000	$2,667	$77
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.128	03/14/2016	850	28	2
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.191	04/25/2016	25,500	969	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200	07/29/2016	48,000	2,056	0
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	03/14/2016	149,600	4,937	147
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/17/2017	82,700	5,172	1,025
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018	49,100	5,106	4,430
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017	24,500	1,512	301
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/17/2017	28,200	1,623	349
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200	12/16/2016	363,800	1,024	618
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/17/2017	126,000	8,210	1,561
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	77,300	6,767	5,542
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/07/2016	314,100	501	285
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/08/2016	663,000	1,105	601
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200	12/16/2016	519,600	1,291	883
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017	88,000	6,160	1,081
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/17/2017	50,000	3,067	620
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	90,100	8,131	6,459
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018	167,450	15,625	11,748
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018	161,800	14,966	11,287
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/17/2017	112,100	7,014	1,389
RBC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/17/2017	25,800	1,574	320

							$99,505	$48,726

Total Purchased Options							$99,505	$48,726

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950%	01/20/2016	$103,700	$(185)	$(87)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	108,800	(199)	(174)
BPS	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	85,000	(149)	(71)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	633,600	(1,081)	(530)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	02/17/2016	643,000	(1,157)	(1,032)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	0.950	01/20/2016	48,000	(106)	(40)
JPM	Call - OTC CDX.IG-25 5-Year Index	Buy	0.700	01/20/2016	113,000	(65)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	0.900	01/20/2016	113,000	(226)	(173)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000	01/20/2016	113,000	(220)	(54)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	01/20/2016	109,300	(254)	(22)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.050	02/17/2016	88,900	(131)	(106)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	02/17/2016	299,100	(733)	(276)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.200	02/17/2016	86,900	(183)	(48)

						$(4,689)	$(2,613)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$21,500	$(178)	$(11)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	19,600	(252)	(13)

						$(430)	$(24)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	02/17/2016	$237,525	$(2,672)	$(11)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/25/2016	107,000	(968)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200	07/29/2016	183,100	(2,243)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/14/2016	80,300	(1,140)	(21)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	08/17/2017	120,000	(2,112)	(209)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.920	08/17/2017	211,100	(3,103)	(343)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018	216,100	(5,108)	(3,445)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/30/2021)	3-Month USD-LIBOR	Receive	2.250	03/28/2016	208,300	(890)	(208)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.910	08/15/2017	98,000	(1,519)	(159)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	08/17/2017	115,700	(1,678)	(195)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	12/16/2016	43,900	(570)	(504)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.860	08/17/2017	200,000	(3,204)	(360)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	08/17/2017	275,600	(4,575)	(487)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	08/17/2017	28,400	(435)	(44)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	340,900	(6,857)	(5,134)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/14/2016	275,000	(3,987)	(73)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	08/15/2017	354,200	(6,358)	(539)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.820	08/17/2017	200,000	(3,070)	(384)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	397,600	(8,133)	(5,988)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	1,449,650	(30,844)	(21,871)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.670	12/07/2016	68,300	(501)	(420)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.630	12/08/2016	144,100	(1,110)	(812)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	12/16/2016	136,250	(1,674)	(1,566)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	08/17/2017	451,700	(7,113)	(760)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	12/16/2016	10,800	(133)	(124)
RBC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.860	08/17/2017	103,200	(1,575)	(186)

							$(101,572)	$(43,843)

Total Written Options							$(106,691)	$(46,480)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	COX Communications, Inc.	(1.000% )	12/20/2020	0.685%	$3,400	$51	$(103)	$0	$(52)
GST	COX Communications, Inc.	(1.000)	12/20/2020	0.685	7,500	48	(164)	0	(116)
	Dow Chemical Co.	(1.000)	12/20/2020	0.780	31,600	(388)	44	0	(344)
JPM	COX Communications, Inc.	(1.000)	12/20/2020	0.685	6,300	92	(189)	0	(97)

						$(197)	$(412)	$0	$(609)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2021	0.725%		$20,500	$(147)	$436	$289	$0
	Brazil Government International Bond	1.000	03/20/2020	4.645		400	(37)	(17)	0	(54)
	Brazil Government International Bond	1.000	06/20/2020	4.739		8,400	(550)	(674)	0	(1,224)
	Brazil Government International Bond	1.000	09/20/2020	4.823		1,000	(71)	(85)	0	(156)
	Caterpillar, Inc.	1.000	03/20/2016	0.110		12,500	173	(143)	30	0
	China Government International Bond	1.000	09/20/2020	1.049		12,550	(12)	(11)	0	(23)
	Italy Government International Bond	1.000	12/20/2018	0.615		21,400	(1,403)	1,652	249	0
	Italy Government International Bond	1.000	09/20/2019	0.721		60,400	320	313	633	0
	Italy Government International Bond	1.000	03/20/2020	0.783		29,604	(95)	368	273	0
	Italy Government International Bond	1.000	06/20/2020	0.815		30,950	15	242	257	0
	MetLife, Inc.	1.000	06/20/2021	0.971		25,000	(1,593)	1,640	47	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		300	0	(2)	0	(2)
	Mexico Government International Bond	1.000	03/20/2019	1.273		15,000	(73)	(49)	0	(122)
	Mexico Government International Bond	1.000	09/20/2020	1.639		27,100	(464)	(295)	0	(759)
	Spain Government International Bond	1.000	12/20/2018	0.584		6,500	(383)	465	82	0
	Spain Government International Bond	1.000	06/20/2019	0.653		37,600	146	311	457	0
	Spain Government International Bond	1.000	12/20/2019	0.704		50,000	216	372	588	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	25,400	(213)	178	0	(35)
	Volkswagen International Finance NV	1.000	12/20/2020	1.520		2,400	(214)	151	0	(63)
BPS	Alcoa, Inc.	1.000	03/20/2021	4.085		$2,700	(235)	(139)	0	(374)
	Caterpillar, Inc.	1.000	03/20/2016	0.110		9,200	126	(104)	22	0
	China Government International Bond	1.000	09/20/2020	1.049		12,850	(123)	100	0	(23)
	China Government International Bond	1.000	12/20/2020	1.095		10,000	(190)	149	0	(41)
	Petrobras International Finance Co.	1.000	06/20/2018	9.778		33,600	(1,664)	(4,631)	0	(6,295)
	Petrobras International Finance Co.	1.000	09/20/2019	9.939		38,000	(2,102)	(7,860)	0	(9,962)
	Russia Government International Bond	1.000	09/20/2020	3.003		5,700	(681)	195	0	(486)
	Spain Government International Bond	1.000	09/20/2021	0.914		100	1	0	1	0
	Tesco PLC	1.000	06/20/2019	2.332	EUR	17,300	(47)	(781)	0	(828)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169		9,700	(114)	101	0	(13)
BRC	AT&T, Inc.	1.000	06/20/2019	0.556		$7,100	132	(22)	110	0
	Brazil Government International Bond	1.000	03/20/2020	4.645		9,050	(846)	(380)	0	(1,226)
	Brazil Government International Bond	1.000	06/20/2020	4.739		11,600	(767)	(923)	0	(1,690)
	China Government International Bond	1.000	09/20/2020	1.049		13,300	(95)	71	0	(24)
	Ford Motor Co.	5.000	06/20/2019	0.839		5,550	1,078	(287)	791	0
	Freeport-McMoRan, Inc.	1.000	06/20/2019	11.930		5,900	(138)	(1,531)	0	(1,669)
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.814		2,000	5	13	18	0
	Italy Government International Bond	1.000	12/20/2018	0.615		10,600	(743)	866	123	0
	Italy Government International Bond	1.000	03/20/2020	0.783		14,700	(24)	159	135	0
	Italy Government International Bond	1.000	06/20/2020	0.815		3,600	5	25	30	0
	Mexico Government International Bond	1.000	09/20/2020	1.639		19,400	(354)	(189)	0	(543)

	Mexico Government International Bond	1.000	09/20/2022	1.967		9,900	(463)	(109)	0	(572)
	Petrobras Global Finance BV	1.000	06/20/2020	9.996		7,000	(861)	(1,242)	0	(2,103)
	Russia Government International Bond	1.000	09/20/2020	3.003		4,790	(570)	162	0	(408)
	Russia Government International Bond	1.000	12/20/2020	3.062		2,175	(262)	63	0	(199)
	Spain Government International Bond	1.000	06/20/2019	0.653		50,000	194	414	608	0
	Telecom Italia SpA	1.000	06/20/2019	1.231	EUR	10,000	(868)	786	0	(82)
	Telefonica Emisiones S.A.U.	1.000	12/20/2019	1.002		7,100	49	(47)	2	0
	Tesco PLC	1.000	09/20/2019	2.424		2,500	22	(159)	0	(137)
	Tesco PLC	1.000	12/20/2019	2.504		5,700	(31)	(318)	0	(349)
	Toll Brothers Finance Corp.	1.000	03/20/2021	1.819		$5,700	(371)	147	0	(224)
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	800	(8)	7	0	(1)
	Volkswagen International Finance NV	1.000	12/20/2020	1.520		1,900	(189)	139	0	(50)
	Whirlpool Corp.	1.000	03/20/2019	0.580		$100	0	1	1	0
CBK	BMW Finance NV	1.000	12/20/2020	0.711	EUR	2,600	(40)	81	41	0
	Brazil Government International Bond	1.000	06/20/2020	4.739		$600	(53)	(34)	0	(87)
	China Government International Bond	1.000	09/20/2020	1.049		4,100	(2)	(5)	0	(7)
	Ford Motor Credit Co. LLC	5.000	06/20/2021	1.384		10,000	2,432	(602)	1,830	0
	General Electric Capital Corp.	1.000	09/20/2016	0.117		500	(10)	13	3	0
	General Electric Capital Corp.	1.000	09/20/2019	0.316		1,000	(102)	127	25	0
	Italy Government International Bond	1.000	12/20/2018	0.615		13,400	(1,022)	1,178	156	0
	Italy Government International Bond	1.000	03/20/2020	0.783		114,500	163	892	1,055	0
	MetLife, Inc.	1.000	09/20/2016	0.123		600	(18)	22	4	0
	Mexico Government International Bond	1.000	09/20/2017	0.930		7,600	(109)	121	12	0
	Mexico Government International Bond	1.000	03/20/2019	1.273		15,400	63	(189)	0	(126)
	Mexico Government International Bond	1.000	09/20/2020	1.639		32,500	(527)	(383)	0	(910)
	Prudential Financial, Inc.	1.000	12/20/2020	0.857		5,000	17	19	36	0
	Spain Government International Bond	1.000	12/20/2018	0.584		19,400	(788)	1,032	244	0
	Spain Government International Bond	1.000	06/20/2019	0.653		42,650	208	310	518	0
	Spain Government International Bond	1.000	03/20/2020	0.736		900	9	1	10	0
	Spain Government International Bond	1.000	06/20/2020	0.765		1,600	21	(4)	17	0
	Telecom Italia SpA	1.000	06/20/2019	1.231	EUR	5,000	(434)	393	0	(41)
	Tesco PLC	1.000	06/20/2019	2.332		7,500	(8)	(351)	0	(359)
	Toyota Motor Credit Corp.	1.000	06/20/2016	0.105		$2,000	(5)	14	9	0
	Volkswagen International Finance NV	1.000	12/20/2020	1.520	EUR	23,200	(2,496)	1,884	0	(612)
DBL	Brazil Government International Bond	1.000	09/20/2020	4.823		$5,500	(397)	(459)	0	(856)
DUB	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.038		4,000	3	(12)	0	(9)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.076		17,050	(72)	(19)	0	(91)
	BP Capital Markets America, Inc.	1.000	03/20/2016	0.190		1,500	3	0	3	0
	Brazil Government International Bond	1.000	06/20/2017	2.990		10,500	(157)	(141)	0	(298)
	Brazil Government International Bond	1.000	12/20/2020	4.897		14,700	(2,205)	(222)	0	(2,427)
	Citigroup, Inc.	1.000	09/20/2017	0.385		1,800	(143)	163	20	0
	General Electric Capital Corp.	1.000	03/20/2019	0.285		3,000	44	25	69	0
	Italy Government International Bond	1.000	03/20/2019	0.656		39,000	(794)	1,233	439	0
	Italy Government International Bond	1.000	06/20/2019	0.691		134,400	316	1,144	1,460	0
	Italy Government International Bond	1.000	09/20/2019	0.721		70,100	(284)	1,019	735	0
	MetLife, Inc.	5.000	09/20/2019	0.640		1,100	134	42	176	0
	MetLife, Inc.	1.000	09/20/2021	1.013		11,000	100	(104)	0	(4)
	Mexico Government International Bond	1.000	12/20/2018	1.197		13,300	41	(112)	0	(71)
	Mexico Government International Bond	1.000	03/20/2019	1.273		19,400	(57)	(101)	0	(158)
	Pacific Gas & Electric Co.	1.000	06/20/2021	0.697		2,000	(88)	120	32	0
	Prudential Financial, Inc.	1.000	12/20/2018	0.483		19,000	0	295	295	0
	Spain Government International Bond	1.000	06/20/2019	0.653		44,100	150	386	536	0
	Tesco PLC	1.000	06/20/2019	2.332	EUR	18,000	(37)	(825)	0	(862)
FBF	AT&T, Inc.	1.000	03/20/2023	1.111		$21,400	(575)	427	0	(148)
	Brazil Government International Bond	1.000	09/20/2020	4.823		4,000	(297)	(325)	0	(622)
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.814		5,800	0	51	51	0
	MetLife, Inc.	1.000	09/20/2020	0.833		20,600	210	(47)	163	0
	MetLife, Inc.	1.000	12/20/2020	0.874		8,500	42	12	54	0
	Mexico Government International Bond	1.000	09/20/2017	0.930		5,200	(78)	86	8	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		6,250	12	(45)	0	(33)
	Mexico Government International Bond	1.000	09/20/2020	1.639		7,000	(127)	(69)	0	(196)
	Prudential Financial, Inc.	1.000	12/20/2020	0.857		5,000	17	19	36	0
	Telecom Italia SpA	1.000	06/20/2019	1.231	EUR	10,000	(868)	786	0	(82)
	Telefonica Emisiones S.A.U.	1.000	06/20/2021	1.296		3,000	(165)	115	0	(50)
	Toyota Motor Credit Corp.	1.000	06/20/2016	0.105		$7,900	(34)	71	37	0
GST	BP Capital Markets America, Inc.	1.000	03/20/2016	0.190		2,500	5	1	6	0
	BP Capital Markets America, Inc.	1.000	06/20/2016	0.206		8,700	78	(42)	36	0
	Brazil Government International Bond	1.000	06/20/2020	4.739		4,050	(250)	(340)	0	(590)
	Brazil Government International Bond	1.000	09/20/2020	4.823		7,800	(547)	(666)	0	(1,213)
	Brazil Government International Bond	1.000	12/20/2020	4.897		7,650	(1,241)	(22)	0	(1,263)
	China Government International Bond	1.000	09/20/2020	1.049		18,100	(31)	(2)	0	(33)
	Italy Government International Bond	1.000	12/20/2018	0.615		27,600	(1,798)	2,119	321	0
	Italy Government International Bond	1.000	03/20/2020	0.783		55,000	79	428	507	0
	Italy Government International Bond	1.000	06/20/2020	0.815		23,550	0	196	196	0
	JPMorgan Chase & Co.	1.000	09/20/2020	0.694		21,600	187	121	308	0
	MetLife, Inc.	1.000	12/20/2020	0.874		41,000	241	19	260	0
	Mexico Government International Bond	1.000	03/20/2018	1.050		27,050	133	(152)	0	(19)
	Mexico Government International Bond	1.000	12/20/2018	1.197		2,900	8	(23)	0	(15)
	Mexico Government International Bond	1.000	09/20/2020	1.639		3,300	(59)	(33)	0	(92)
	Petrobras International Finance Co.	1.000	09/20/2019	9.939		800	(47)	(163)	0	(210)
	Petrobras International Finance Co.	1.000	12/20/2019	9.956		700	(78)	(115)	0	(193)
	Russia Government International Bond	1.000	09/20/2020	3.003		3,510	(523)	224	0	(299)
	Telefonica Emisiones S.A.U.	1.000	09/20/2019	0.962	EUR	13,100	153	(128)	25	0
	Tesco PLC	1.000	09/20/2019	2.424		2,500	24	(161)	0	(137)
	Time Warner Cable, Inc.	1.000	12/20/2020	0.909		$1,100	(125)	130	5	0
	Volkswagen International Finance NV	1.000	12/20/2020	1.520	EUR	3,900	(374)	271	0	(103)
HUS	Brazil Government International Bond	1.000	06/20/2017	2.990		$26,700	(384)	(374)	0	(758)
	Brazil Government International Bond	1.000	03/20/2020	4.645		2,000	(179)	(92)	0	(271)
	Brazil Government International Bond	1.000	09/20/2020	4.823		15,100	(1,360)	(989)	0	(2,349)
	China Government International Bond	1.000	09/20/2020	1.049		40,350	(105)	32	0	(73)
	Italy Government International Bond	1.000	06/20/2019	0.691		123,100	(1,412)	2,749	1,337	0
	Italy Government International Bond	1.000	06/20/2020	0.815		4,000	(4)	37	33	0
	Mexico Government International Bond	1.000	12/20/2018	1.197		8,000	(27)	(16)	0	(43)
	Mexico Government International Bond	1.000	03/20/2019	1.273		16,400	8	(142)	0	(134)
	Mexico Government International Bond	1.000	09/20/2020	1.639		72,550	(1,266)	(766)	0	(2,032)
	Petrobras International Finance Co.	1.000	06/20/2019	9.919		8,700	(626)	(1,535)	0	(2,161)
	Russia Government International Bond	1.000	09/20/2020	3.003		4,500	(601)	217	0	(384)
	Russia Government International Bond	1.000	12/20/2020	3.062		8,000	(878)	145	0	(733)
	Spain Government International Bond	1.000	12/20/2018	0.584		7,300	(234)	326	92	0
	Spain Government International Bond	1.000	12/20/2019	0.704		43,800	168	347	515	0
	Spain Government International Bond	1.000	06/20/2020	0.765		10,950	135	(20)	115	0
	Toyota Motor Credit Corp.	1.000	06/20/2016	0.105		11,000	(65)	116	51	0
JPM	BP Capital Markets America, Inc.	1.000	03/20/2016	0.190		19,200	137	(95)	42	0
	Brazil Government International Bond	1.000	12/20/2017	3.403		2,800	(132)	5	0	(127)
	Brazil Government International Bond	1.000	03/20/2020	4.645		3,625	(342)	(149)	0	(491)
	Brazil Government International Bond	1.000	06/20/2020	4.739		3,300	(221)	(260)	0	(481)
	Brazil Government International Bond	1.000	09/20/2020	4.823		5,400	(395)	(445)	0	(840)
	Caterpillar, Inc.	1.000	03/20/2016	0.110		5,200	71	(59)	12	0
	China Government International Bond	1.000	09/20/2020	1.049		8,400	(3)	(12)	0	(15)
	Ford Motor Co.	5.000	03/20/2019	0.774		2,550	476	(132)	344	0
	Freeport-McMoRan, Inc.	1.000	06/20/2019	11.930		10,000	(330)	(2,498)	0	(2,828)
	Genworth Holdings, Inc.	5.000	06/20/2019	6.486		10,000	1,835	(2,257)	0	(422)
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.847		10,000	42	34	76	0
	Italy Government International Bond	1.000	06/20/2020	0.815		50,000	74	342	416	0
	Mexico Government International Bond	1.000	06/20/2018	1.109		25,000	237	(294)	0	(57)
	Mexico Government International Bond	1.000	03/20/2019	1.273		52,300	209	(636)	0	(427)
	Mexico Government International Bond	1.000	09/20/2020	1.639		1,500	(27)	(15)	0	(42)
	Russia Government International Bond	1.000	12/20/2020	3.062		100	(11)	2	0	(9)
	Spain Government International Bond	1.000	06/20/2019	0.653		4,300	19	33	52	0
	Spain Government International Bond	1.000	06/20/2020	0.765		9,750	111	(9)	102	0
	Volkswagen International Finance NV	1.000	12/20/2016	1.169	EUR	8,700	(84)	72	0	(12)
	Volkswagen International Finance NV	1.000	12/20/2017	1.310		3,800	(89)	65	0	(24)
	Volkswagen International Finance NV	1.000	12/20/2020	1.520		5,200	(435)	298	0	(137)
	Williams Cos., Inc.	1.000	09/20/2019	3.701		$3,800	9	(357)	0	(348)
MYC	Citigroup, Inc.	1.000	12/20/2017	0.402		3,000	(76)	112	36	0
	Ford Motor Co.	5.000	03/20/2019	0.774		2,250	419	(115)	304	0
	Freeport-McMoRan, Inc.	1.000	06/20/2019	11.930		12,800	(217)	(3,403)	0	(3,620)
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.847		10,000	44	32	76	0
	Italy Government International Bond	1.000	12/20/2018	0.615		14,400	(938)	1,106	168	0
	Italy Government International Bond	1.000	03/20/2019	0.656		68,400	134	635	769	0
	Italy Government International Bond	1.000	06/20/2019	0.691		30,100	(254)	581	327	0
	Italy Government International Bond	1.000	09/20/2019	0.721		12,200	(128)	256	128	0
	Italy Government International Bond	1.000	06/20/2020	0.815		40,600	75	263	338	0
	Mexico Government International Bond	1.000	03/20/2018	1.050		18,900	92	(105)	0	(13)
	Mexico Government International Bond	1.000	06/20/2018	1.109		25,000	231	(288)	0	(57)
	Mexico Government International Bond	1.000	12/20/2018	1.197		21,200	(45)	(68)	0	(113)
	Mexico Government International Bond	1.000	03/20/2019	1.273		8,950	35	(108)	0	(73)
	Petrobras International Finance Co.	1.000	03/20/2018	9.716		5,500	(249)	(687)	0	(936)
	Russian Railways	1.000	03/20/2016	2.468		700	(16)	14	0	(2)
	Spain Government International Bond	1.000	12/20/2018	0.584		46,800	(2,760)	3,348	588	0
	Spain Government International Bond	1.000	03/20/2019	0.620		1,900	(17)	41	24	0
	Spain Government International Bond	1.000	06/20/2019	0.653		102,300	479	764	1,243	0
	Spain Government International Bond	1.000	09/20/2019	0.680		24,500	363	(70)	293	0
	Spain Government International Bond	1.000	12/20/2019	0.704		58,000	251	431	682	0
RYL	Alcoa, Inc.	1.000	06/20/2021	4.171		2,600	(232)	(151)	0	(383)

							$(35,179)	$(4,522)	$22,647	$(62,348)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	MCDX-25 5-Year Index	1.000%	12/20/2020	$30,300	$(56)	$91	$35	$0
FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057	122,400	(6,174)	276	0	(5,898)
GST	CMBX.NA.AAA.8 Index	0.500	10/17/2057	35,800	(1,903)	178	0	(1,725)
	MCDX-25 5-Year Index	1.000	12/20/2020	34,200	(63)	103	40	0
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	28,400	(1,590)	222	0	(1,368)
MYC	CMBX.NA.AAA.8 Index	0.500	10/17/2057	3,400	(197)	33	0	(164)

					$(9,983)	$903	$75	$(9,155)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	1.303%	09/30/2020		$85,350	$0	$845	$845	$0
	Receive	3-Month USD-CPURNSA Index	1.273	09/30/2020		44,000	0	500	500	0
	Receive	3-Month USD-CPURNSA Index	1.278	10/01/2020		43,750	0	488	488	0
BPS	Pay	1-Year BRL-CDI	14.720	01/02/2018	BRL	93,800	(56)	(479)	0	(535)
	Receive	3-Month EUR-EXT-CPI Index	0.995	12/08/2020	EUR	16,500	0	(100)	0	(100)
CBK	Receive	3-Month EUR-EXT-CPI Index	1.005	12/15/2020		18,400	0	(122)	0	(122)
DBL	Receive	3-Month EUR-EXT-CPI Index	0.720	08/15/2020		2,000	(5)	13	8	0
DUB	Pay	1-Year BRL-CDI	15.510	07/01/2016	BRL	726,400	117	689	806	0
	Pay	1-Year BRL-CDI	14.720	01/02/2018		960,600	(35)	(5,447)	0	(5,482)
	Receive	3-Month EUR-EXT-CPI Index	0.980	12/15/2020	EUR	7,600	0	(39)	0	(39)
	Receive	3-Month USD-CPURNSA Index	1.540	11/07/2016		$11,000	0	(219)	0	(219)
FBF	Pay	1-Year BRL-CDI	14.720	01/02/2018	BRL	266,300	49	(1,569)	0	(1,520)
GLM	Pay	1-Year BRL-CDI	14.720	01/02/2018		1,620,400	73	(9,321)	0	(9,248)
	Pay	1-Year BRL-CDI	15.500	01/02/2018		375,500	(249)	(748)	0	(997)
	Receive	3-Month EUR-EXT-CPI Index	0.680	08/15/2020	EUR	46,100	14	268	282	0
	Receive	3-Month EUR-EXT-CPI Index	1.005	12/15/2020		2,500	0	(17)	0	(17)
HUS	Pay	1-Year BRL-CDI	14.720	01/02/2018	BRL	594,400	(258)	(3,134)	0	(3,392)
	Receive	1-Year BRL-CDI	15.590	01/04/2021		112,800	67	458	525	0
	Receive	1-Year BRL-CDI	15.665	01/04/2021		202,300	0	889	889	0
MYC	Receive	3-Month EUR-EXT-CPI Index	0.988	12/15/2020	EUR	51,800	0	(291)	0	(291)
	Receive	3-Month USD-CPURNSA Index	1.533	11/07/2016		$47,400	1	(938)	0	(937)

							$(282)	$(18,274)	$4,343	$(22,899)

Total Swap Agreements							$(45,641)	$(22,305)	$27,065	$(95,011)

(l)	Securities with an aggregate market value of $75,821 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$558,799	$288,725	$847,524
Corporate Bonds & Notes
Banking & Finance	0	4,462,756	24,669	4,487,425
Industrials	0	5,888,734	35	5,888,769
Utilities	0	2,809,750	0	2,809,750
Municipal Bonds & Notes
California	0	577,599	0	577,599
Georgia	0	62,741	0	62,741
Illinois	0	49,072	0	49,072
Indiana	0	2,228	0	2,228
Kentucky	0	472	0	472
Massachusetts	0	4,067	0	4,067
Mississippi	0	4,077	0	4,077
New Jersey	0	43,543	0	43,543
New York	0	178,694	0	178,694
Ohio	0	90,982	0	90,982
Pennsylvania	0	19,026	0	19,026
Tennessee	0	22,417	0	22,417
Texas	0	46,684	0	46,684
U.S. Government Agencies	0	8,312	0	8,312
U.S. Treasury Obligations	0	6,095,316	0	6,095,316
Non-Agency Mortgage-Backed Securities	0	4,030	0	4,030
Asset-Backed Securities	0	62,306	8,815	71,121
Sovereign Issues	0	180,302	0	180,302
Convertible Preferred Securities
Banking & Finance	0	23,399	0	23,399
Preferred Securities
Banking & Finance	25,225	19,595	0	44,820
Utilities	15,102	14,862	0	29,964
Short-Term Instruments
Repurchase Agreements	0	6,218	0	6,218
U.S. Treasury Bills	0	35,175	0	35,175
	$40,327	$21,271,156	$322,244	$21,633,727

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	125,851	0	0	125,851

Total Investments	$166,178	$21,271,156	$322,244	$21,759,578

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,056)	$0	$(1,056)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,232	3,508	0	4,740
Over the counter	0	83,948	0	83,948
	$1,232	$87,456	$0	$88,688

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(550)	(14,154)	0	(14,704)
Over the counter	0	(148,386)	0	(148,386)

	$(550)	$(162,540)	$0	$(163,090)

Totals	$166,860	$21,195,016	$322,244	$21,684,120

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$329,631	$(4,760)	$(38,747)	$(17)	$35	$902	$1,681	$0	$288,725	$971
Corporate Bonds & Notes
Banking & Finance	25,814	0	0	0	0	(1,145)	0	0	24,669	(1,146)
Industrials	244,862	0	(128,225)	(729)	(6,739)	(33)	0	(109,101)	35	(1)
Utilities	22,333	0	(1,596)	(24)	(93)	(1,214)	0	(19,406)	0	0
Asset-Backed Securities	37,823	0	(3,551)	8	0	(687)	0	(24,778)	8,815	(61)

Totals	$660,463	$(4,760)	$(172,119)	$(762)	$(6,797)	$(2,177)	$1,681	$(153,285)	$322,244	$(237)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$97,235	Other Valuation Techniques (2)	—	—
	189,809	Proxy Pricing	Base Price	99.50 - 102.50
	1,681	Third Party Vendor	Broker Quote	99.69
Corporate Bonds & Notes
Banking & Finance	24,669	Proxy Pricing	Base Price	102.67
Industrials	35	Third Party Vendor	Broker Quote	100.81
Asset-Backed Securities	8,815	Third Party Vendor	Broker Quote	99.19

Total	$322,244

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.4%
CORPORATE BONDS & NOTES 31.9%
BANKING & FINANCE 19.7%
ABN AMRO Bank NV
2.450% due 06/04/2020	$1,600	$1,589
American Express Credit Corp.
1.137% due 05/26/2020	2,350	2,329
2.375% due 05/26/2020	1,500	1,490
American International Group, Inc.
4.875% due 06/01/2022	448	485
Bank of America Corp.
5.700% due 01/24/2022	500	565
5.750% due 12/01/2017	200	214
6.875% due 04/25/2018	300	331
6.875% due 11/15/2018	1,600	1,799
7.625% due 06/01/2019	1,400	1,621
Bank of New York Mellon Corp.
2.450% due 11/27/2020	450	449
2.600% due 08/17/2020	1,350	1,357
Bank of Scotland PLC
5.250% due 02/21/2017	900	939
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.002% due 03/05/2018	1,950	1,940
Citigroup, Inc.
1.027% due 03/10/2017	3,200	3,193
Credit Agricole S.A.
4.375% due 03/17/2025	700	679
Credit Suisse AG
3.000% due 10/29/2021	2,000	1,995
Ford Motor Credit Co. LLC
8.125% due 01/15/2020	2,250	2,653
Goldman Sachs Group, Inc.
7.500% due 02/15/2019	3,500	4,008
HSBC Holdings PLC
4.250% due 08/18/2025	1,500	1,492
Intesa Sanpaolo SpA
3.125% due 01/15/2016	1,500	1,501
Jackson National Life Global Funding
1.875% due 10/15/2018	1,150	1,142
JPMorgan Chase & Co.
1.271% due 01/23/2020	200	200
1.625% due 05/15/2018	200	199
2.550% due 10/29/2020	1,800	1,785
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	2,600	2,781
Lloyds Bank PLC
2.400% due 03/17/2020	2,600	2,586
Morgan Stanley
3.875% due 04/29/2024	1,400	1,430
7.300% due 05/13/2019	2,500	2,875
PNC Bank N.A.
2.450% due 11/05/2020	900	897
Qatari Diar Finance Co.
5.000% due 07/21/2020	2,300	2,543
QNB Finance Ltd.
3.375% due 02/22/2017	3,500	3,565
Rabobank Group
3.950% due 11/09/2022	3,250	3,295
State Street Corp.
1.264% due 08/18/2020	1,700	1,702
Sumitomo Mitsui Banking Corp.
0.897% due 01/16/2018	700	698
Synchrony Financial
1.564% due 02/03/2020	1,450	1,429
U.S. Bank N.A.
0.620% due 01/26/2018	2,100	2,091
UBS AG
1.303% due 03/26/2018	1,500	1,498
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020	2,300	2,281
Waha Aerospace BV
3.925% due 07/28/2020	1,500	1,557
WEA Finance LLC
3.250% due 10/05/2020	400	402
Wells Fargo & Co.
1.002% due 01/30/2020	2,250	2,231
3.550% due 09/29/2025	2,900	2,930

		70,746

INDUSTRIALS 8.2%
AbbVie, Inc.
2.500% due 05/14/2020	1,000	991
Actavis Funding SCS
3.000% due 03/12/2020	850	851
Alibaba Group Holding Ltd.
2.500% due 11/28/2019	2,500	2,446
Altria Group, Inc.
4.750% due 05/05/2021	1,000	1,087
10.200% due 02/06/2039	97	160
America West Airlines Pass-Through Trust
8.057% due 01/02/2022	128	143
Amgen, Inc.
3.450% due 10/01/2020	1,050	1,082
3.875% due 11/15/2021	450	470
CC Holdings GS LLC
3.849% due 04/15/2023	3,160	3,108
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,800	3,568
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	599	615
Dominion Gas Holdings LLC
2.800% due 11/15/2020	1,150	1,155
Enterprise Products Operating LLC
2.550% due 10/15/2019	350	336
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	895	999
Oracle Corp.
3.875% due 07/15/2020	1,248	1,335
QUALCOMM, Inc.
3.000% due 05/20/2022	700	694
Siemens Financieringsmaatschappij NV
2.900% due 05/27/2022	1,000	1,002
Southwestern Energy Co.
4.100% due 03/15/2022	100	63
7.500% due 02/01/2018	2,750	2,341
ST Engineering Financial Ltd.
4.800% due 07/16/2019	6,152	6,637
UAL Pass-Through Trust
9.750% due 07/15/2018	266	281

		29,364

UTILITIES 4.0%
AT&T, Inc.
2.450% due 06/30/2020	900	888
3.000% due 06/30/2022	1,300	1,266
BP Capital Markets PLC
3.245% due 05/06/2022	690	682
Electricite de France S.A.
2.350% due 10/13/2020	1,200	1,183
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,200	1,211
Ooredoo International Finance Ltd.
4.750% due 02/16/2021	1,300	1,429
Petroleos Mexicanos
5.500% due 01/21/2021	600	607
Progress Energy, Inc.
4.400% due 01/15/2021	302	320
Shell International Finance BV
0.806% due 05/11/2020	3,300	3,255
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024	500	518
Verizon Communications, Inc.
2.252% due 09/14/2018	100	102
2.625% due 02/21/2020	2,000	2,009
4.500% due 09/15/2020	300	323
5.150% due 09/15/2023	400	440

		14,233

Total Corporate Bonds & Notes (Cost $115,683)		114,343

MUNICIPAL BONDS & NOTES 2.6%
CALIFORNIA 0.8%
California State Department of Water Resources Revenue Notes, Series 2012
1.871% due 12/01/2019	1,000	1,005
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	940	1,126

University of California Revenue Notes, Series 2013
2.300% due 05/15/2021	800	794

		2,925

DISTRICT OF COLUMBIA 0.3%
District of Columbia Revenue Bonds, (BABs), Series 2009
4.793% due 12/01/2021	800	900

GEORGIA 0.3%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes Series 2015
2.700% due 01/01/2022	1,100	1,096

NEW YORK 0.5%
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	1,680	1,699

WASHINGTON 0.7%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	2,500	2,529

Total Municipal Bonds & Notes (Cost $9,109)		9,149

U.S. GOVERNMENT AGENCIES 7.0%
Fannie Mae
1.875% due 09/18/2018	5,000	5,073
3.980% due 07/01/2021	2,300	2,486
5.500% due 04/01/2034 - 04/01/2039	1,533	1,719
Freddie Mac
1.000% due 03/08/2017	16,000	16,018

Total U.S. Government Agencies (Cost $25,181)		25,296

U.S. TREASURY OBLIGATIONS 25.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2019	2,537	2,521
0.125% due 04/15/2020	4,671	4,612
0.125% due 07/15/2022	11,892	11,529
0.375% due 07/15/2023	3,985	3,892
U.S. Treasury Notes
0.375% due 01/15/2016	11,800	11,801
0.375% due 01/31/2016	1,300	1,300
0.375% due 02/15/2016	600	600
0.625% due 08/31/2017	5,500	5,466
0.625% due 09/30/2017	50,600	50,258

Total U.S. Treasury Obligations (Cost $92,421)		91,979

ASSET-BACKED SECURITIES 5.2%
Chase Issuance Trust
1.360% due 04/15/2020	850	846
Citibank Credit Card Issuance Trust
0.723% due 09/10/2020	1,000	1,000
Ford Credit Auto Lease Trust
1.040% due 05/15/2018	1,700	1,695
Honda Auto Receivables Owner Trust
0.920% due 11/20/2017	1,500	1,499
Navient Student Loan Trust
0.722% due 09/26/2022	848	844
0.742% due 07/25/2030	952	945
Nissan Auto Lease Trust
1.180% due 12/15/2017	1,400	1,398
SLC Student Loan Trust
0.602% due 06/15/2024	728	719
0.612% due 09/15/2026	1,100	1,058
SLM Student Loan Trust
0.410% due 07/25/2019	633	629
0.410% due 10/25/2024	915	897
0.420% due 10/27/2025	651	646
0.430% due 10/25/2024	508	507
0.430% due 07/27/2026	715	707
0.490% due 07/25/2023	868	849
0.530% due 04/25/2023	772	764
1.122% due 01/25/2029	1,196	1,173
1.820% due 04/25/2023	1,506	1,509
South Carolina Student Loan Corp.
1.164% due 03/02/2020	557	551

Toyota Auto Receivables Owner Trust
0.920% due 02/15/2018	550	549

Total Asset-Backed Securities (Cost $18,942)		18,785

SOVEREIGN ISSUES 3.0%
Export-Import Bank of Korea
1.376% due 09/17/2016	700	701
4.375% due 09/15/2021	700	758
5.000% due 04/11/2022	1,700	1,906
5.125% due 06/29/2020	100	111
Korea Development Bank
1.500% due 01/22/2018	4,000	3,967
Mexico Government International Bond
5.125% due 01/15/2020	850	929
Qatar Government International Bond
5.250% due 01/20/2020	2,100	2,327

Total Sovereign Issues (Cost $10,700)		10,699

SHORT-TERM INSTRUMENTS 22.1%
CERTIFICATES OF DEPOSIT 1.8%
Intesa Sanpaolo SpA
1.701% due 04/11/2016	1,900	1,902
Sumitomo Mitsui Banking Corp.
0.644% due 04/29/2016	4,600	4,599

		6,501

REPURCHASE AGREEMENTS (b) 20.3%		72,718

Total Short-Term Instruments (Cost $79,222)		79,219

Total Investments in Securities (Cost $351,258)		349,470

Total Investments 97.4% (Cost $351,258)		$349,470
Financial Derivative Instruments (c)(d) 0.0% (Cost or Premiums, net $92)		51
Other Assets and Liabilities, net 2.6%		9,465

Net Assets 100.0%		$358,986

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.580%	12/31/2015	01/04/2016	$7,300	U.S. Treasury Notes 2.125% due 12/31/2022	$(7,453)	$7,300	$7,300
BPG	0.450	12/31/2015	01/04/2016	30,200	U.S. Treasury Floating Rate Note 0.344% due 01/31/2017	(10,417)	30,200	30,202
					U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(20,432)
	0.500	12/31/2015	01/04/2016	1,600	Ginnie Mae 4.000% due 06/20/2044	(1,669)	1,600	1,600
GSC	0.520	12/31/2015	01/04/2016	4,100	Freddie Mac 3.500% due 09/01/2042	(4,239)	4,100	4,100
JPS	0.570	12/31/2015	01/04/2016	29,000	U.S. Treasury Notes 1.750% due 12/31/2020	(29,622)	29,000	29,002
SSB	0.010	12/31/2015	01/04/2016	518	Fannie Mae 2.170% due 10/17/2022	(531)	518	518

Total Repurchase Agreements						$(74,363)	$72,718	$72,722

(1)	Includes accrued interest.

As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(75) at a weighted average interest rate of (0.464%).

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 10-Year Note March Futures	Short	03/2016	109	$64	$0	$(32)

Total Futures Contracts				$64	$0	$(32)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	$8,500	$(115)	$25	$0	$(13)
Receive	3-Month USD-LIBOR	2.250	12/16/2022	6,700	(131)	15	0	(17)

					$(246)	$40	$0	$(30)

Total Swap Agreements					$(246)	$40	$0	$(30)

Cash of $661 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Spain Government International Bond	1.000%	06/20/2020	0.765%	$2,600	$10	$17	$27	$0
BRC	Berkshire Hathaway, Inc.	1.000	03/20/2020	0.583	1,200	23	(2)	21	0
	Philippines Government International Bond	1.000	06/20/2019	0.764	400	0	3	3	0
DUB	China Government International Bond	1.000	12/20/2019	0.873	800	6	(2)	4	0
	Prudential Financial, Inc.	1.000	03/20/2019	0.540	1,900	34	(5)	29	0
GST	MetLife, Inc.	1.000	06/20/2020	0.787	1,400	15	(2)	13	0
JPM	China Government International Bond	1.000	12/20/2019	0.873	300	2	0	2	0
	Philippines Government International Bond	1.000	06/20/2019	0.764	1,700	2	12	14	0

						$92	$21	$113	$0

Total Swap Agreements						$92	$21	$113	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$70,746	$0	$70,746
Industrials	0	29,364	0	29,364
Utilities	0	14,233	0	14,233
Municipal Bonds & Notes
California	0	2,925	0	2,925
District of Columbia	0	900	0	900
Georgia	0	1,096	0	1,096
New York	0	1,699	0	1,699
Washington	0	2,529	0	2,529
U.S. Government Agencies	0	25,296	0	25,296
U.S. Treasury Obligations	0	91,979	0	91,979
Asset-Backed Securities	0	18,785	0	18,785
Sovereign Issues	0	10,699	0	10,699
Short-Term Instruments
Certificates of Deposit	0	6,501	0	6,501
Repurchase Agreements	0	72,718	0	72,718

Total Investments	$0	$349,470	$0	$349,470

Financial Derivative Instruments - Assets
Over the counter	$0	$113	$0	$113

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(32)	$(30)	$0	$(62)

Totals	$(32)	$349,553	$0	$349,521

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Portfolio

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.1%
CORPORATE BONDS & NOTES 33.9%
BANKING & FINANCE 20.0%
Abbey National Treasury Services PLC
1.012% due 03/13/2017	$5,400	$5,389
4.000% due 04/27/2016	200	202
ABN AMRO Bank NV
4.750% due 07/28/2025	1,100	1,098
ACE INA Holdings, Inc.
2.875% due 11/03/2022	1,400	1,391
AIA Group Ltd.
3.125% due 03/13/2023	1,600	1,560
American Express Bank FSB
6.000% due 09/13/2017	615	659
American Express Credit Corp.
0.852% due 08/15/2019	5,200	5,092
Bank of America Corp.
5.650% due 05/01/2018	2,700	2,905
5.750% due 12/01/2017	100	107
6.875% due 04/25/2018	500	552
7.625% due 06/01/2019	2,100	2,432
Barclays Bank PLC
5.125% due 01/08/2020	1,000	1,100
BNP Paribas S.A.
5.000% due 01/15/2021	2,000	2,213
BPCE S.A.
5.700% due 10/22/2023	1,000	1,053
Corp. Andina de Fomento
3.750% due 01/15/2016	74	74
5.750% due 01/12/2017	36	38
8.125% due 06/04/2019	85	101
Credit Agricole S.A.
4.375% due 03/17/2025	1,100	1,067
Credit Suisse AG
3.000% due 10/29/2021	4,000	3,989
Ford Motor Credit Co. LLC
1.500% due 01/17/2017	1,100	1,093
3.000% due 06/12/2017	1,700	1,717
5.875% due 08/02/2021	200	223
8.125% due 01/15/2020	800	943
Goldman Sachs Group, Inc.
2.012% due 11/29/2023	1,040	1,051
3.625% due 01/22/2023	1,800	1,824
5.250% due 07/27/2021	1,250	1,384
HSBC Holdings PLC
4.250% due 08/18/2025	2,900	2,884
Jackson National Life Global Funding
1.875% due 10/15/2018	1,300	1,291
JPMorgan Chase & Co.
1.271% due 01/23/2020	400	401
2.550% due 10/29/2020	3,800	3,769
4.250% due 10/15/2020	200	212
4.400% due 07/22/2020	700	749
Lloyds Bank PLC
2.400% due 03/17/2020	1,950	1,939
Morgan Stanley
5.500% due 07/24/2020	3,000	3,342
Murray Street Investment Trust
4.647% due 03/09/2017	1,100	1,134
PNC Bank N.A.
2.450% due 11/05/2020	1,000	997
Qatari Diar Finance Co.
5.000% due 07/21/2020	3,600	3,981
QNB Finance Ltd.
3.375% due 02/22/2017	2,700	2,750
Rabobank Group
3.950% due 11/09/2022	5,250	5,323
Simon Property Group LP
3.375% due 10/01/2024	5,800	5,864
Sumitomo Mitsui Banking Corp.
0.897% due 01/16/2018	850	847
UBS AG
1.002% due 08/14/2019	5,800	5,760
Waha Aerospace BV
3.925% due 07/28/2020	100	104

WEA Finance LLC
3.250% due 10/05/2020	500	503
Wells Fargo & Co.
3.550% due 09/29/2025	2,250	2,273

		83,380

INDUSTRIALS 10.6%
AbbVie, Inc.
2.900% due 11/06/2022	2,700	2,618
American Airlines Pass-Through Trust
5.250% due 07/31/2022	340	361
Amgen, Inc.
3.450% due 10/01/2020	500	515
3.875% due 11/15/2021	2,200	2,296
Baidu, Inc.
2.750% due 06/09/2019	5,300	5,279
Cardinal Health, Inc.
1.950% due 06/15/2018	1,300	1,297
CC Holdings GS LLC
3.849% due 04/15/2023	1,000	984
Celgene Corp.
1.900% due 08/15/2017	1,200	1,205
CNOOC Finance Ltd.
3.000% due 05/09/2023	5,700	5,352
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	538	552
4.750% due 07/12/2022	614	647
9.000% due 01/08/2018	1,161	1,199
CVS Pass-Through Trust
7.507% due 01/10/2032	1,515	1,790
Energy Transfer Partners LP
6.700% due 07/01/2018	510	537
Enterprise Products Operating LLC
2.550% due 10/15/2019	2,500	2,400
General Electric Co.
2.700% due 10/09/2022	1,591	1,587
Halliburton Co.
3.375% due 11/15/2022	1,350	1,330
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	1,400	1,396
6.850% due 02/15/2020	700	725
9.000% due 02/01/2019	400	430
Kraft Heinz Foods Co.
3.500% due 07/15/2022	1,200	1,210
NBCUniversal Media LLC
4.375% due 04/01/2021	1,200	1,305
Oracle Corp.
3.400% due 07/08/2024	3,200	3,255
Philip Morris International, Inc.
3.600% due 11/15/2023	1,000	1,044
Reynolds American, Inc.
4.000% due 06/12/2022	1,200	1,250
4.850% due 09/15/2023	600	643
Southwestern Energy Co.
4.100% due 03/15/2022	300	189
Sunoco, Inc.
5.750% due 01/15/2017	500	503
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020	250	242
UnitedHealth Group, Inc.
3.350% due 07/15/2022	1,330	1,362
3.875% due 10/15/2020	427	452

		43,955

UTILITIES 3.3%
AT&T, Inc.
2.450% due 06/30/2020	300	296
3.000% due 06/30/2022	2,200	2,143
BP Capital Markets PLC
3.245% due 05/06/2022	3,000	2,967
Electricite de France S.A.
2.350% due 10/13/2020	1,400	1,380
Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	100	111
Pacific Gas & Electric Co.
3.250% due 09/15/2021	75	77
3.250% due 06/15/2023	373	375
Petroleos Mexicanos
5.500% due 01/21/2021	2,500	2,528
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	210	224
Verizon Communications, Inc.
3.000% due 11/01/2021	3,300	3,296

4.500% due 09/15/2020	500	538

		13,935

Total Corporate Bonds & Notes (Cost $142,500)		141,270

MUNICIPAL BONDS & NOTES 4.0%
ARIZONA 0.6%
Arizona Department of Transportation State Highway Fund Revenue Notes, Series 2013
1.631% due 07/01/2018	1,250	1,259
Arizona School Facilities Board Revenue Notes, Series 2013
1.755% due 07/01/2019	1,200	1,204

		2,463

CALIFORNIA 1.4%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	3,065	3,670
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	800	901
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
5.035% due 05/15/2021	700	780
University of California Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 05/15/2037	500	513

		5,864

GEORGIA 0.3%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes Series 2015
2.800% due 07/01/2022	1,080	1,074

NEVADA 0.2%
Nevada State General Obligation Notes, Series 2013
1.754% due 02/01/2019	650	652

NEW YORK 0.9%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	1,011
New York State Housing Finance Agency Revenue Notes, Series 2009
4.911% due 03/15/2019	500	547
New York State Urban Development Corp. Revenue Notes, Series 2013
1.350% due 03/15/2018	500	500
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	1,800	1,820

		3,878

OHIO 0.0%
Cincinnati Water System Revenue, Ohio Revenue Bonds, (BABs), Series 2009
6.458% due 12/01/2034	100	116

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
4.000% due 01/01/2017	200	207
5.000% due 01/01/2016	200	200

		407

TEXAS 0.5%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,305

Total Municipal Bonds & Notes (Cost $16,636)		16,759

U.S. GOVERNMENT AGENCIES 28.7%
Fannie Mae
2.500% due 02/01/2043 - 04/01/2045	10,652	10,293
3.000% due 04/01/2043	1,648	1,651
3.500% due 08/01/2020 - 08/01/2045	12,911	13,418
3.820% due 09/01/2021	1,939	2,070
3.980% due 07/01/2021	2,500	2,702
5.000% due 04/01/2023 - 11/01/2044	13,695	15,094
5.500% due 04/01/2023 - 02/01/2042	10,592	11,822
Fannie Mae, TBA
3.000% due 01/01/2046	27,000	26,993
Freddie Mac
1.250% due 08/01/2019	1,100	1,089
3.500% due 06/01/2044	767	790
Ginnie Mae
3.500% due 09/20/2045	11,885	12,408

Ginnie Mae, TBA
4.000% due 01/01/2046	20,000	21,235

Total U.S. Government Agencies (Cost $119,543)		119,565

U.S. TREASURY OBLIGATIONS 18.2%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2019	8,119	8,069
0.125% due 04/15/2020	4,062	4,010
0.125% due 07/15/2022	8,066	7,820
0.375% due 07/15/2023	9,912	9,680
2.375% due 01/15/2025	505	574
U.S. Treasury Notes
0.625% due 08/31/2017	25,800	25,639
1.125% due 06/15/2018	4,200	4,191
1.500% due 08/31/2018	16,000	16,111

Total U.S. Treasury Obligations (Cost $76,394)		76,094

ASSET-BACKED SECURITIES 6.5%
Ally Auto Receivables Trust
0.930% due 06/20/2017	1,147	1,145
Chase Issuance Trust
1.360% due 04/15/2020	1,200	1,194
1.840% due 04/15/2022	1,700	1,681
Citibank Credit Card Issuance Trust
0.723% due 09/10/2020	1,550	1,550
Ford Credit Auto Lease Trust
1.040% due 05/15/2018	2,200	2,194
Ford Credit Auto Owner Trust
0.720% due 03/15/2018	1,688	1,686
Honda Auto Receivables Owner Trust
0.920% due 11/20/2017	1,800	1,799
Navient Student Loan Trust
0.722% due 09/26/2022	1,195	1,189
0.742% due 07/25/2030	1,427	1,418
Nissan Auto Lease Trust
1.180% due 12/15/2017	1,600	1,598
SLC Student Loan Trust
0.602% due 06/15/2024	1,059	1,046
0.612% due 09/15/2026	1,500	1,442
SLM Student Loan Trust
0.410% due 07/25/2019	944	938
0.410% due 10/25/2024	1,264	1,238
0.420% due 10/27/2025	963	956
0.430% due 10/25/2024	748	747
0.430% due 07/27/2026	1,084	1,072
0.490% due 07/25/2023	1,287	1,259
0.530% due 04/25/2023	1,136	1,124
Toyota Auto Receivables Owner Trust
0.710% due 07/17/2017	1,240	1,239
0.920% due 02/15/2018	650	649

Total Asset-Backed Securities (Cost $27,323)		27,164

SOVEREIGN ISSUES 2.9%
Export-Import Bank of Korea
4.000% due 01/29/2021	2,000	2,135
4.375% due 09/15/2021	900	975
5.000% due 04/11/2022	3,400	3,813
5.125% due 06/29/2020	900	995
Korea International Bond
7.125% due 04/16/2019	1,400	1,624
Mexico Government International Bond
6.050% due 01/11/2040	200	220
Panama Government International Bond
9.375% due 04/01/2029	1,500	2,167

Total Sovereign Issues (Cost $11,570)		11,929

SHORT-TERM INSTRUMENTS 16.9%
REPURCHASE AGREEMENTS (b) 16.7%		69,399

U.S. TREASURY BILLS 0.2%
0.151% due 01/21/2016	700	700

Total Short-Term Instruments (Cost $70,099)		70,099

Total Investments in Securities (Cost $464,065)		462,880

Total Investments 111.1% (Cost $464,065)		$462,880
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $31)		52
Other Assets and Liabilities, net (11.1%)		(46,150)

Net Assets 100.0%		$416,782

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MBC	0.430%	12/23/2015	01/06/2016	$20,600	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	$(21,295)	$20,600	$20,603
	0.560	12/31/2015	01/04/2016	48,400	U.S. Treasury Notes 2.000% due 10/31/2021 - 11/30/2022	(49,997)	48,400	48,403
SSB	0.010	12/31/2015	01/04/2016	399	Fannie Mae 2.170% due 10/17/2022	(408)	399	399

Total Repurchase Agreements						$(71,700)	$69,399	$69,405

(1)	Includes accrued interest.

As of December 31, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(1,959) at a weighted average interest rate of (0.222%).

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	12/20/2019	0.747%	$1,300	$(2)	$15	$13	$0
	Spain Government International Bond	1.000	06/20/2020	0.765	1,400	5	10	15	0
BRC	Berkshire Hathaway, Inc.	1.000	03/20/2020	0.583	600	12	(2)	10	0
GST	MetLife, Inc.	1.000	06/20/2020	0.787	100	1	0	1	0
	Mexico Government International Bond	1.000	06/20/2019	1.340	100	1	(2)	0	(1)
	Prudential Financial, Inc.	1.000	06/20/2020	0.774	1,300	13	0	13	0
JPM	China Government International Bond	1.000	12/20/2019	0.873	200	1	0	1	0

						$31	$21	$53	$(1)

Total Swap Agreements						$31	$21	$53	$(1)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$83,380	$0	$83,380
Industrials	0	43,955	0	43,955
Utilities	0	13,935	0	13,935
Municipal Bonds & Notes
Arizona	0	2,463	0	2,463
California	0	5,864	0	5,864
Georgia	0	1,074	0	1,074
Nevada	0	652	0	652
New York	0	3,878	0	3,878
Ohio	0	116	0	116
Pennsylvania	0	407	0	407
Texas	0	2,305	0	2,305
U.S. Government Agencies	0	119,565	0	119,565
U.S. Treasury Obligations	0	76,094	0	76,094
Asset-Backed Securities	0	27,164	0	27,164
Sovereign Issues	0	11,929	0	11,929
Short-Term Instruments
Repurchase Agreements	0	69,399	0	69,399
U.S. Treasury Bills	0	700	0	700

Total Investments	$0	$462,880	$0	$462,880

Financial Derivative Instruments - Assets
Over the counter	$0	$53	$0	$53

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1)	$0	$(1)

Totals	$0	$462,932	$0	$462,932

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Portfolio

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 252.0%
CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,474	$1,623

Total Corporate Bonds & Notes (Cost $1,474)		1,623

MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.1%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (d)	7,990	2,396

Total Municipal Bonds & Notes (Cost $3,899)		2,396

U.S. GOVERNMENT AGENCIES 210.3%
Fannie Mae
0.000% due 08/25/2022 (b)(d)	4	4
0.281% due 12/25/2036	692	691
0.397% due 10/27/2037	30,902	30,740
0.445% due 09/26/2033	24	24
0.482% due 07/25/2037	2,215	2,082
0.551% due 04/25/2035	116	116
0.642% due 07/25/2032	291	284
0.682% due 06/25/2032	2	2
0.722% due 12/25/2028	14	14
0.760% due 04/18/2028	39	39
0.782% due 02/25/2033	27	27
0.810% due 10/18/2030	37	37
0.822% due 06/25/2029 - 04/25/2032	171	173
0.860% due 09/18/2027	80	81
0.922% due 06/25/2030	144	146
0.972% due 06/25/2018	1	1
1.072% due 06/25/2022 - 09/25/2023	37	37
1.322% due 04/25/2032 - 04/25/2037	7,910	8,092
1.443% due 08/01/2042 - 10/01/2044	3,018	3,092
1.522% due 05/25/2023	18	18
1.570% due 03/01/2035	196	208
1.643% due 10/01/2030 - 12/01/2040	422	434
1.722% due 11/25/2021	10	11
1.730% due 10/01/2016	3	3
1.748% due 11/01/2035	1,246	1,328
1.750% due 06/01/2017 - 08/01/2017	18	18
1.859% due 03/01/2035	89	92
1.866% due 06/01/2023	17	17
1.875% due 07/01/2017 - 05/01/2019	36	37
1.879% due 02/01/2032	59	61
1.889% due 11/01/2019 - 10/01/2023	12	12
1.895% due 07/01/2030	21	21
1.900% due 07/01/2017 - 11/01/2017	1	2
1.901% due 10/01/2016 - 10/01/2031	37	36
1.944% due 02/01/2021	16	16
1.951% due 01/25/2017 (a)	13,621	45
1.977% due 05/01/2035	132	139
1.998% due 11/01/2017	3	3
2.000% due 04/01/2033	95	97
2.022% due 03/01/2018	1	1
2.029% due 09/01/2035	480	501
2.064% due 07/01/2027	8	9
2.110% due 04/01/2019	7	8
2.111% due 11/01/2035	450	472
2.123% due 01/01/2035	199	209
2.125% due 08/01/2023	1	1
2.177% due 02/01/2035	459	481
2.180% due 04/01/2022	27	27
2.217% due 11/01/2035	12	12
2.218% due 02/01/2034	137	144
2.223% due 03/01/2025 - 02/01/2026	13	13
2.227% due 09/01/2035	771	816
2.236% due 03/01/2035	219	233
2.300% due 02/01/2035	118	126
2.321% due 12/01/2035	36	37
2.325% due 01/01/2030	7	8
2.326% due 05/25/2035	303	319

2.333% due 01/25/2022 (a)	25,166	2,403
2.343% due 07/01/2035	264	280
2.350% due 11/01/2025	20	21
2.354% due 03/01/2023	5,323	5,285
2.355% due 10/01/2028	12	12
2.367% due 08/01/2035	141	149
2.375% due 06/01/2026	7	7
2.379% due 08/01/2029	36	38
2.387% due 07/01/2035	98	104
2.390% due 05/01/2029	13	13
2.393% due 11/01/2017 - 05/01/2030	28	29
2.395% due 09/01/2028	1	1
2.398% due 03/01/2024	8	8
2.402% due 07/01/2032	21	21
2.407% due 11/01/2025	71	76
2.410% due 05/01/2035	218	231
2.415% due 07/01/2034	171	181
2.420% due 12/01/2031	5	5
2.432% due 06/01/2035	40	42
2.441% due 02/01/2027 - 04/01/2030	48	50
2.446% due 10/01/2035	137	145
2.450% due 11/01/2023 - 11/01/2026	78	79
2.455% due 04/01/2030	42	43
2.464% due 05/01/2026	14	15
2.476% due 03/01/2030	99	101
2.480% due 04/01/2030	6	6
2.483% due 09/01/2035	22	23
2.488% due 06/01/2030	83	86
2.492% due 05/01/2027	29	30
2.493% due 12/01/2035	104	107
2.505% due 09/01/2031	17	18
2.512% due 06/01/2035	2,095	2,229
2.520% due 06/01/2029 - 04/01/2032	24	24
2.521% due 06/01/2032	174	184
2.527% due 09/01/2030 - 04/01/2035	79	83
2.533% due 10/01/2035	72	76
2.538% due 09/01/2017	34	35
2.557% due 02/01/2026	20	21
2.565% due 01/01/2026	106	110
2.580% due 11/01/2031	31	31
2.625% due 12/01/2023	23	23
2.635% due 05/01/2036	112	120
2.645% due 09/01/2030	19	20
2.655% due 11/01/2035	25	26
2.676% due 12/01/2027	15	15
2.680% due 04/01/2020	40	40
2.685% due 09/01/2034	243	259
2.695% due 02/01/2025	29	30
2.696% due 07/01/2024	1	1
2.750% due 06/01/2017	1	1
2.845% due 02/01/2024	77	78
2.854% due 12/01/2017	14	14
2.860% due 12/01/2029	3	3
2.880% due 02/01/2017	17	17
2.978% due 08/01/2029	10	10
3.000% due 11/01/2028 - 10/01/2044	39,824	40,795
3.003% due 05/01/2036	784	819
3.073% due 09/01/2027	1	1
3.207% due 05/01/2036	11	12
3.315% due 10/25/2042	2,783	2,725
3.500% due 06/01/2020 - 03/01/2043	60,000	62,571
3.532% due 08/01/2026	4	5
3.560% due 05/01/2036	9	9
3.640% due 02/01/2030	175	185
3.690% due 06/01/2029	3	3
3.800% due 08/01/2025	3,178	3,371
3.822% due 05/01/2036	17	18
3.905% due 02/01/2031	33	33
3.927% due 01/01/2030	138	142
4.000% due 04/01/2019 - 01/01/2045	256,333	273,151
4.065% due 11/01/2028	83	89
4.196% due 11/01/2028	220	233
4.251% due 08/01/2028	66	70
4.419% due 02/01/2028	78	82
4.500% due 08/01/2018 - 08/01/2041	24,330	26,470
4.510% due 01/01/2028	4	4
4.611% due 09/01/2034	33	36
4.740% due 02/01/2031	175	182
4.875% due 05/01/2019	5	5
4.937% due 01/01/2029	15	16
4.944% due 07/01/2024	1	1
5.000% due 04/01/2016 - 10/01/2040	26,297	28,602
5.241% due 12/01/2030	192	204
5.470% due 02/01/2031	77	81
5.500% due 11/01/2020 - 02/01/2042	45,935	51,589
5.504% due 09/01/2020	7	7

5.700% due 08/01/2018	300	309
5.728% due 07/25/2042 - 08/25/2042 (a)	33,935	6,376
5.777% due 02/01/2036	80	86
6.000% due 03/25/2017 - 11/01/2040	60,545	68,478
6.290% due 02/25/2029	233	248
6.300% due 06/25/2031 - 10/17/2038	1,424	1,490
6.500% due 05/01/2016 - 05/01/2040	23,049	26,483
6.589% due 10/25/2031	9	10
6.850% due 12/18/2027	408	468
6.875% due 02/01/2018	10	10
7.000% due 03/25/2020 - 09/01/2032	760	843
7.500% due 03/25/2023 - 07/25/2041	1,110	1,268
7.730% due 01/01/2025	689	720
7.800% due 10/25/2022 - 06/25/2026	38	43
8.000% due 07/01/2030 - 05/01/2032	32	39
8.390% due 06/25/2032	24	24
8.500% due 11/01/2017	7	7
8.750% due 11/25/2019 - 06/25/2021	44	48
8.765% due 10/25/2045	8,688	8,965
9.000% due 03/25/2021 - 11/01/2025	32	36
9.000% due 05/25/2022 - 06/25/2022 (a)	11	2
9.500% due 11/25/2020 - 04/01/2025	103	113
10.876% due 11/25/2043	1,752	1,807
14.269% due 06/25/2042	508	661
Fannie Mae, TBA
2.000% due 01/01/2031	28,000	27,465
2.500% due 01/01/2031	133,000	134,033
3.000% due 01/01/2031 - 02/01/2046	435,600	440,793
3.500% due 01/01/2031 - 02/01/2046	466,600	480,997
4.000% due 01/01/2046 - 02/01/2046	234,345	247,667
4.500% due 01/01/2046 - 02/01/2046	157,000	169,398
5.000% due 01/01/2046	103,000	113,376
5.500% due 01/01/2046	37,000	41,248
Farmer Mac
8.309% due 04/25/2030	206	204
FDIC Structured Sale Guaranteed Notes
0.744% due 11/29/2037	1,716	1,712
Federal Housing Administration
6.875% due 12/01/2016	13	13
6.896% due 07/01/2020	72	68
7.430% due 02/01/2020 - 05/01/2024	1,500	1,492
7.450% due 05/01/2021	536	535
Freddie Mac
0.531% due 03/15/2031	126	126
0.581% due 07/15/2034	19	19
0.662% due 07/25/2031	40	39
0.672% due 05/25/2031	176	174
0.681% due 12/15/2029	117	118
0.702% due 09/25/2031	176	174
0.781% due 03/15/2024 - 12/15/2031	363	367
0.831% due 05/15/2023 - 03/15/2032	46	46
0.881% due 03/15/2032	2	2
0.931% due 08/15/2035	1,436	1,458
1.009% due 01/25/2020 (a)	59,912	2,008
1.041% due 11/25/2022 (a)	31,595	1,806
1.229% due 04/25/2021 (a)	98,910	5,381
1.250% due 10/02/2019 (f)(j)	37,780	37,294
1.281% due 04/15/2031	1,240	1,278
1.331% due 06/15/2031	87	90
1.370% due 11/25/2019 (a)	82,867	3,776
1.375% due 11/25/2019 (a)	56,405	2,391
1.531% due 07/15/2027	571	592
1.625% due 01/01/2017	1	1
1.655% due 11/25/2016	6,316	6,327
1.750% due 02/01/2017 - 10/01/2024	2	2
1.873% due 07/01/2030	108	110
1.901% due 05/01/2017 - 09/01/2018	25	26
1.981% due 10/01/2023	266	279
2.139% due 08/01/2018	11	11
2.210% due 04/01/2025	20	20
2.239% due 03/01/2033	118	125
2.250% due 12/01/2018	1	1
2.255% due 12/01/2035	1,181	1,238
2.270% due 07/01/2019	8	8
2.308% due 06/01/2022	18	18
2.356% due 10/01/2018	1	1
2.374% due 10/01/2027	13	14
2.375% due 08/01/2029 - 03/01/2033	79	84
2.397% due 10/01/2035	330	348
2.400% due 09/01/2028	16	17
2.424% due 11/01/2027	81	84
2.433% due 01/01/2028	23	24
2.445% due 06/01/2022	2	2
2.450% due 09/01/2027 - 04/01/2029	46	47
2.455% due 07/01/2024	29	29
2.459% due 10/01/2036	261	277

2.469% due 04/01/2031	2	3
2.481% due 11/01/2027 - 08/01/2031	14	14
2.488% due 02/01/2029	89	94
2.492% due 08/01/2027	7	8
2.496% due 08/01/2035	126	133
2.497% due 06/01/2024	10	11
2.499% due 03/01/2032	28	30
2.500% due 04/01/2019 - 08/01/2031	76	78
2.500% due 12/15/2027 (a)	10,557	951
2.512% due 06/01/2028	40	43
2.514% due 11/01/2029	730	763
2.520% due 09/01/2026	96	99
2.535% due 07/01/2035	454	480
2.550% due 07/01/2028	181	189
2.565% due 02/01/2029 - 11/01/2031	45	47
2.570% due 02/01/2031	1	1
2.575% due 05/01/2019	3	3
2.576% due 10/01/2023 - 05/01/2032	203	210
2.580% due 12/01/2029	96	100
2.586% due 05/01/2032	266	278
2.591% due 02/01/2027	143	149
2.593% due 10/01/2024	59	62
2.598% due 12/01/2032	62	64
2.607% due 07/01/2027 - 11/01/2027	68	70
2.618% due 05/01/2032	27	28
2.626% due 03/01/2027	5	5
2.645% due 04/01/2036	388	414
2.647% due 08/01/2030	4	4
2.651% due 07/01/2029	4	4
2.658% due 07/01/2030	11	12
2.679% due 09/01/2024	13	14
2.697% due 11/01/2034	224	239
2.699% due 10/01/2027	18	19
2.710% due 12/01/2026	7	7
2.725% due 05/01/2032	5	5
2.750% due 06/15/2026	18,279	18,602
2.865% due 02/01/2027	23	24
2.954% due 08/15/2032	273	286
3.000% due 08/15/2032 - 12/01/2044	14,703	14,462
3.109% due 03/01/2029	36	38
3.500% due 12/15/2022 - 07/01/2043	9,633	10,034
3.500% due 08/15/2026 (a)	2,235	403
4.000% due 06/01/2029 - 07/01/2043	2,706	2,878
4.500% due 06/01/2018 - 12/01/2041	33,069	35,816
5.000% due 04/01/2018 - 08/01/2041	46,682	51,281
5.500% due 11/01/2018 - 06/01/2041	80,153	89,069
6.000% due 03/01/2017 - 05/01/2040	13,776	15,437
6.250% due 12/15/2028	340	379
6.500% due 08/01/2016 - 10/25/2043	5,205	5,906
7.000% due 11/15/2020 - 12/01/2032	337	376
7.000% due 10/25/2023 (a)	29	6
7.400% due 02/01/2021	63	63
7.500% due 03/01/2022 - 01/15/2030	177	197
7.500% due 08/15/2029 (a)	7	1
7.645% due 05/01/2025	613	655
8.000% due 06/01/2030 - 09/01/2030	3	4
8.500% due 11/15/2018 - 08/01/2027	91	102
9.000% due 12/15/2020 - 02/15/2021	23	25
9.050% due 06/15/2019	5	5
9.139% due 10/15/2040	47	51
9.500% due 12/15/2020 - 06/01/2021	68	77
9.500% due 11/01/2021 (a)	5	1
11.483% due 04/15/2044	1,353	1,416
11.617% due 05/15/2035	5,767	6,179
12.820% due 05/15/2041	7,140	7,680
15.025% due 01/15/2035	7,342	7,820
Freddie Mac, TBA
3.000% due 01/01/2046	110,000	109,788
3.500% due 01/01/2046 - 02/01/2046	161,000	165,556
4.000% due 01/01/2046	112,900	119,246
4.500% due 01/01/2046	19,000	20,467
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	351	284
0.545% due 05/16/2030 - 02/16/2032	139	139
0.645% due 05/16/2029 - 01/16/2031	224	225
0.710% due 06/20/2032	147	148
0.749% due 03/16/2051 (a)	3,185	109
0.842% due 05/20/2063	4,439	4,440
0.912% due 09/20/2063	19,896	19,974
0.913% due 06/16/2043 (a)	61,021	1,925
0.945% due 02/16/2030	31	31
0.995% due 02/16/2030	28	29
1.192% due 08/20/2063	32,215	32,670
1.352% due 03/20/2031	1,254	1,278
1.360% due 02/20/2031	729	733
1.386% due 01/20/2059	818	828

1.446% due 10/20/2058	709	718
1.492% due 09/20/2063	15,296	15,713
1.625% due 12/20/2027 - 12/20/2032	2,069	2,148
1.750% due 04/20/2017 - 04/20/2033	10,007	10,304
1.875% due 08/20/2017 - 07/20/2035	13,634	14,102
2.000% due 06/20/2017 - 08/20/2030	1,983	2,039
2.250% due 01/20/2034	3,977	4,090
2.500% due 09/20/2017 - 06/20/2045	16,481	16,486
3.000% due 06/20/2018 - 03/15/2045	885	902
3.500% due 03/20/2016 - 07/20/2045	72,644	24,478
4.000% due 11/20/2018 - 05/15/2043	1,764	1,893
4.500% due 06/15/2035 - 08/20/2045	74,857	80,876
5.000% due 03/15/2033 - 08/20/2043	102,630	113,124
5.500% due 05/15/2031 - 08/15/2041	29,255	32,698
6.000% due 09/15/2036 - 12/15/2040	4,311	4,904
6.250% due 03/16/2029	948	1,080
6.500% due 10/15/2023 - 07/15/2039	7,258	8,364
6.855% due 03/16/2041	602	661
7.000% due 05/15/2023 - 02/16/2029	253	268
7.500% due 04/15/2017 - 11/15/2031	89	99
7.750% due 10/15/2025	14	14
8.000% due 04/15/2017 - 09/15/2031	151	179
8.500% due 06/15/2027 - 01/20/2031	506	562
8.765% due 09/20/2045	14,944	14,888
9.000% due 04/15/2020 - 09/15/2030	41	43
9.500% due 12/15/2021	15	16
Ginnie Mae, TBA
2.500% due 01/21/2046	1,000	971
3.000% due 01/01/2046	118,500	120,040
3.500% due 01/01/2046 - 02/01/2046	190,000	197,825
4.000% due 01/01/2046 - 02/01/2046	121,000	128,417
4.500% due 01/01/2046	58,600	62,957
Small Business Administration
5.370% due 04/01/2028	4,877	5,413
5.490% due 05/01/2028	6,103	6,781
5.870% due 05/01/2026 - 07/01/2028	4,520	5,069
6.220% due 12/01/2028	733	833
7.190% due 12/01/2019	30	31
7.220% due 11/01/2020	97	104
Vendee Mortgage Trust
6.427% due 01/15/2030	297	335
6.500% due 03/15/2029	862	985

Total U.S. Government Agencies (Cost $3,998,342)		4,032,218

U.S. TREASURY OBLIGATIONS 19.4%
U.S. Treasury Bonds
2.000% due 02/15/2025 (f)	300	293
2.125% due 05/15/2025 (f)(j)	6,000	5,922
U.S. Treasury Notes
1.375% due 03/31/2020 (f)(h)(j)	12,000	11,856
1.375% due 04/30/2020 (f)	12,000	11,849
1.375% due 10/31/2020 (f)	30,000	29,480
1.625% due 11/30/2020 (f)	50,000	49,722
1.750% due 09/30/2022 (f)	171,700	168,317
2.000% due 11/30/2020 (f)	10,222	10,330
2.000% due 11/30/2022 (f)	32,400	32,227
2.250% due 11/15/2025 (f)	52,000	51,889

Total U.S. Treasury Obligations (Cost $376,321)		371,885

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.4%
Adjustable Rate Mortgage Trust
2.529% due 01/25/2035	516	528
2.757% due 09/25/2035	1,429	1,194
American Home Mortgage Investment Trust
2.654% due 02/25/2045	777	789
BAMLL Commercial Mortgage Securities Trust
1.551% due 01/15/2028	2,300	2,282
Banc of America Funding Ltd.
0.503% due 10/03/2039	1,681	1,654
Banc of America Funding Trust
0.692% due 05/20/2035 ^	1,069	750
5.000% due 09/25/2019	139	142
5.753% due 10/25/2036 ^	1,888	1,543
5.837% due 01/25/2037 ^	1,688	1,417
Banc of America Mortgage Trust
2.635% due 02/25/2036 ^	555	498
2.677% due 07/25/2034	6	6
2.748% due 07/25/2033	111	111
2.761% due 06/20/2031	147	151
3.550% due 07/20/2032	25	24
5.000% due 12/25/2018	18	18
5.500% due 11/25/2033	334	346
6.500% due 10/25/2031	20	21

BCAP LLC Trust
0.725% due 01/26/2036	3,477	3,265
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	177	179
2.480% due 08/25/2035	305	306
2.578% due 01/25/2034	6	5
2.581% due 02/25/2033	7	7
2.609% due 08/25/2033	553	552
2.625% due 08/25/2033	631	638
2.625% due 04/25/2034	6	6
2.680% due 03/25/2035	557	559
2.768% due 11/25/2030	4	3
2.924% due 03/25/2035	142	144
Bear Stearns ALT-A Trust
2.601% due 05/25/2035	639	621
2.702% due 11/25/2036 ^	985	715
2.760% due 11/25/2036	1,074	822
4.193% due 11/25/2036 ^	457	332
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030	793	830
Bear Stearns Mortgage Securities, Inc.
2.737% due 06/25/2030	4	4
Bear Stearns Structured Products, Inc. Trust
2.566% due 12/26/2046	2,147	1,588
Bella Vista Mortgage Trust
0.663% due 05/20/2045	515	398
Chase Mortgage Finance Trust
2.720% due 09/25/2036 ^	93	81
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.602% due 05/25/2036	303	265
0.672% due 08/25/2035	555	501
0.703% due 01/25/2035	486	409
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035	718	720
2.660% due 05/25/2035	16	16
2.706% due 08/25/2035 ^	877	655
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,478	1,299
Commercial Mortgage Trust
1.592% due 07/10/2046 (a)	27,332	791
2.021% due 07/10/2046 (a)	16,786	1,220
Countrywide Alternative Loan Resecuritization Trust
3.942% due 03/25/2047	315	296
Countrywide Alternative Loan Trust
0.591% due 11/25/2035 ^	20	17
0.592% due 01/25/2037 ^	391	383
0.602% due 07/20/2046 ^	886	650
0.622% due 05/25/2036	77	62
0.632% due 05/25/2035	1,512	1,260
0.642% due 05/25/2035	269	231
0.672% due 05/25/2035	408	271
0.672% due 09/25/2046 ^	3,543	1,614
0.672% due 10/25/2046 ^	721	515
0.682% due 07/25/2046 ^	2,125	1,131
0.682% due 09/20/2046	6,574	2,783
0.692% due 05/25/2036 ^	166	162
0.702% due 12/25/2035	370	326
0.762% due 10/25/2046 ^	1,204	140
0.772% due 06/25/2047 ^	62	22
6.250% due 11/25/2036 ^	1,720	1,627
Countrywide Home Loan Mortgage Pass-Through Trust
0.652% due 05/25/2035	1,509	1,294
0.712% due 04/25/2035	1,035	907
0.722% due 04/25/2046 ^	637	412
0.742% due 03/25/2035	137	105
0.762% due 03/25/2036	839	437
0.772% due 02/25/2036 ^	378	326
0.822% due 03/25/2035 ^	69	25
0.962% due 02/25/2035	268	255
1.082% due 02/25/2035	906	840
1.102% due 02/25/2035	24	21
2.125% due 07/19/2031	7	6
2.180% due 06/19/2031	7	6
2.331% due 09/25/2034 ^	358	335
2.718% due 09/25/2047 ^	1,362	1,231
2.725% due 02/20/2036 ^	659	581
2.741% due 11/19/2033	19	19
2.766% due 08/25/2034 ^	628	558
2.866% due 11/19/2033	26	26
Credit Suisse First Boston Mortgage Securities Corp.
2.265% due 06/25/2033	29	28
4.847% due 06/25/2032	5	5
Credit Suisse Mortgage Capital Certificates
4.792% due 05/27/2053	5,328	5,646
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	2,858	1,574

Deutsche ALT-B Securities, Inc.
0.522% due 10/25/2036 ^	26	17
Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust
6.000% due 11/26/2036	813	839
DLJ Mortgage Acceptance Corp.
4.623% due 11/25/2023	11	10
FFCA Secured Franchise Loan Trust
8.180% due 09/18/2027	1,515	1,513
8.970% due 09/18/2027	4,000	2,672
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	337	351
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	23	24
First Republic Mortgage Loan Trust
0.681% due 11/15/2031	2,743	2,638
1.087% due 11/15/2031	653	556
GreenPoint Mortgage Funding Trust
0.622% due 12/25/2046 ^	2,404	1,513
0.692% due 04/25/2036 ^	413	272
Greenpoint Mortgage Pass-Through Certificates
2.865% due 10/25/2033	84	83
GS Mortgage Securities Trust
3.206% due 02/10/2048	6,000	6,026
GSR Mortgage Loan Trust
0.682% due 08/25/2046	3,793	1,623
2.261% due 06/25/2034	39	37
2.692% due 04/25/2036	483	436
HarborView Mortgage Loan Trust
0.532% due 03/19/2037	625	534
0.592% due 07/21/2036	1,600	1,317
0.622% due 05/19/2046 ^	1,115	465
0.652% due 09/19/2046 ^	112	6
2.149% due 11/19/2034	85	68
2.789% due 07/19/2035 ^	29	24
3.994% due 08/19/2034	2,193	2,177
4.730% due 08/19/2036 ^	739	667
HomeBanc Mortgage Trust
0.602% due 12/25/2036	471	419
1.282% due 08/25/2029	719	678
Impac Secured Assets Trust
0.572% due 11/25/2036	2,069	1,470
IndyMac Adjustable Rate Mortgage Trust
1.864% due 01/25/2032	10	9
IndyMac Mortgage Loan Trust
0.632% due 05/25/2046	1,623	1,342
0.662% due 04/25/2035	139	125
0.662% due 07/25/2035	1,505	1,323
0.722% due 11/25/2035 ^	223	135
0.722% due 06/25/2037 ^	558	301
0.742% due 02/25/2035	326	304
2.605% due 01/25/2036 ^	2	2
2.652% due 08/25/2035 ^	1,437	1,185
2.691% due 12/25/2034	14	13
2.757% due 01/25/2036 ^	2,003	1,681
JPMorgan Mortgage Trust
2.786% due 10/25/2035	2,628	2,601
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (a)	5	0
LB Mortgage Trust
8.670% due 01/20/2017	3	3
Lehman XS Trust
0.742% due 11/25/2046 ^	1,673	758
Luminent Mortgage Trust
0.401% due 12/25/2036 ^	2,480	2,047
MASTR Adjustable Rate Mortgages Trust
0.521% due 05/25/2047 ^	3,001	1,902
0.561% due 05/25/2047 ^	2,545	1,190
0.662% due 05/25/2037	767	499
MASTR Asset Securitization Trust
5.000% due 12/25/2019	489	503
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	150	157
MASTR Seasoned Securitization Trust
2.527% due 10/25/2032	351	349
6.245% due 09/25/2017	82	84
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.031% due 11/15/2031	671	632
1.211% due 11/15/2031	82	72
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.771% due 12/15/2030	741	712
0.811% due 06/15/2030	611	585
Merrill Lynch Alternative Note Asset Trust
0.722% due 03/25/2037	1,400	665
Merrill Lynch Mortgage Investors Trust
1.207% due 10/25/2028	88	88
2.062% due 01/25/2029	4,000	3,850
2.186% due 04/25/2035	30	29

Morgan Stanley Mortgage Loan Trust
0.932% due 02/25/2047	1,782	1,258
2.563% due 07/25/2035 ^	1,627	1,402
Mortgage Equity Conversion Asset Trust
0.810% due 02/25/2042	5,442	4,639
0.840% due 10/25/2041	23,507	19,276
1.140% due 01/25/2042	37,049	31,491
1.150% due 05/25/2042	14,742	12,845
Nomura Asset Acceptance Corp. Alternative Loan Trust
7.000% due 02/19/2030	342	337
PNC Commercial Mortgage Acceptance Corp.
1.247% due 07/15/2031 (a)	520	10
Prime Mortgage Trust
0.822% due 02/25/2034	58	55
4.750% due 11/25/2019	17	17
RBSSP Resecuritization Trust
0.721% due 11/26/2035	8	8
Residential Accredit Loans, Inc. Trust
0.692% due 05/25/2046 ^	1,845	1,141
0.922% due 06/25/2035	538	446
3.174% due 08/25/2035 ^	624	328
Residential Asset Securitization Trust
0.822% due 05/25/2033	11	11
Residential Funding Mortgage Securities, Inc. Trust
3.192% due 09/25/2035 ^	1,800	1,445
RiverView HECM Trust
0.482% due 07/25/2047	11,267	10,615
Sequoia Mortgage Trust
0.933% due 11/22/2024	8	8
0.967% due 10/20/2027	624	592
1.042% due 04/19/2027	86	80
1.102% due 10/19/2026	40	39
2.387% due 01/20/2047 ^	1,236	1,011
Structured Adjustable Rate Mortgage Loan Trust
1.157% due 06/25/2034	757	713
2.154% due 10/25/2037 ^	2,045	1,377
2.539% due 07/25/2034	64	64
2.540% due 01/25/2035	1,714	1,638
2.586% due 08/25/2035	24	22
2.718% due 11/25/2035 ^	1,692	1,349
2.719% due 07/25/2035 ^	97	83
Structured Asset Mortgage Investments Trust
0.552% due 03/25/2037	274	211
0.612% due 06/25/2036	436	365
0.632% due 05/25/2046	1,494	1,178
0.652% due 07/19/2035	3,658	3,493
0.652% due 05/25/2045	1,954	1,725
0.722% due 08/25/2036 ^	3,822	1,690
1.062% due 09/19/2032	2,018	1,975
1.062% due 10/19/2034	228	220
1.102% due 03/19/2034	1,072	1,046
Structured Asset Mortgage Investments, Inc.
1.701% due 05/02/2030	63	39
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.751% due 05/25/2022	192	195
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.339% due 01/25/2032	104	101
2.427% due 07/25/2032	1	1
2.428% due 08/25/2032	358	354
2.488% due 06/25/2033	33	32
2.688% due 02/25/2032	2	2
2.713% due 04/25/2033	53	52
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,759	1,131
5.970% due 09/25/2036	9,085	1,361
6.015% due 07/25/2037	3,272	2,464
Thornburg Mortgage Securities Trust
2.212% due 06/25/2043	1,615	1,607
WaMu Mortgage Pass-Through Certificates Trust
0.642% due 07/25/2046 ^	8	0
0.682% due 11/25/2045	1,528	1,442
0.712% due 10/25/2045	171	159
0.742% due 07/25/2045	89	86
0.752% due 01/25/2045	1,862	1,737
0.922% due 07/25/2044	270	245
1.062% due 01/25/2045	444	421
1.097% due 11/25/2046	535	429
1.122% due 12/25/2045	916	407
1.257% due 02/25/2046	1,779	1,642
1.457% due 11/25/2042	80	75
1.643% due 08/25/2042	859	819
1.657% due 06/25/2042	554	537
1.901% due 01/25/2047	1,744	1,582
1.972% due 04/25/2037 ^	1,738	1,483
2.185% due 12/25/2036 ^	1,591	1,423

2.439% due 03/25/2034	15	15
2.484% due 08/25/2033	715	735
2.522% due 09/25/2033	298	302
2.523% due 12/25/2035	551	534
Washington Mutual Mortgage Pass-Through Certificates Trust
0.672% due 07/25/2046 ^	601	273
2.426% due 11/25/2030	225	225
6.268% due 07/25/2036	3,285	1,645
Wells Fargo Commercial Mortgage Trust
2.061% due 10/15/2045 (a)	49,576	4,355
Wells Fargo Mortgage-Backed Securities Trust
0.922% due 07/25/2037 ^	1,067	930
2.736% due 10/25/2033	152	154
2.738% due 06/25/2035	686	707
2.740% due 07/25/2034	66	67
2.786% due 12/25/2033	369	372

Total Non-Agency Mortgage-Backed Securities (Cost $251,227)		238,456

ASSET-BACKED SECURITIES 8.4%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,381	1,020
ACE Securities Corp. Home Equity Loan Trust
0.482% due 10/25/2036	321	173
1.122% due 08/25/2030	31	29
1.472% due 07/25/2034	1,781	1,638
AFC Home Equity Loan Trust
1.232% due 06/25/2029	290	260
1.372% due 12/26/2029	2	2
Amortizing Residential Collateral Trust
0.921% due 10/25/2031	292	266
1.002% due 07/25/2032	736	688
Amresco Residential Securities Corp. Mortgage Loan Trust
0.917% due 06/25/2028	57	54
0.977% due 06/25/2027	50	49
1.052% due 09/25/2028	687	650
1.362% due 06/25/2029	204	190
Apidos Quattro CDO
0.567% due 01/20/2019	10	10
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.912% due 10/25/2035	7,500	6,184
Asset-Backed Funding Certificates Trust
1.122% due 06/25/2034	271	254
1.442% due 03/25/2032	560	536
Asset-Backed Securities Corp. Home Equity Loan Trust
0.502% due 05/25/2037	2	1
0.851% due 06/15/2031	187	182
1.367% due 09/25/2034	4,213	3,910
Bayview Financial Acquisition Trust
0.582% due 05/28/2037	2,089	1,574
Bear Stearns Asset-Backed Securities Trust
0.822% due 09/25/2046	2,105	1,813
1.397% due 02/25/2034	362	333
1.622% due 10/25/2032	231	220
1.922% due 11/25/2042	449	419
2.996% due 06/25/2043	29	28
CDC Mortgage Capital Trust
1.472% due 01/25/2033	731	686
Centex Home Equity Loan Trust
0.722% due 01/25/2032	117	110
1.272% due 01/25/2032	832	648
Chase Funding Trust
1.022% due 07/25/2033	23	21
1.062% due 08/25/2032	590	544
1.082% due 11/25/2032	392	375
CIFC Funding Ltd.
1.459% due 08/14/2024	5,770	5,772
CIT Group Home Equity Loan Trust
0.962% due 06/25/2033	796	748
1.397% due 12/25/2031	396	375
Citigroup Global Markets Mortgage Securities, Inc.
1.397% due 10/25/2028	80	79
1.772% due 01/25/2032	326	300
6.930% due 08/25/2028	289	296
Citigroup Mortgage Loan Trust, Inc.
0.482% due 07/25/2045	319	221
Conseco Finance Home Equity Loan Trust
1.031% due 08/15/2033	2,664	2,595
1.831% due 05/15/2032	502	494
Conseco Financial Corp.
6.240% due 12/01/2028	1,018	1,049
7.550% due 01/15/2029	60	62
Countrywide Asset-Backed Certificates
0.672% due 04/25/2036	49	49
1.322% due 06/25/2033	129	125

1.322% due 10/25/2047	2,491	2,238
1.422% due 09/25/2032	1,351	1,267
Credit Suisse First Boston Mortgage Securities Corp.
0.782% due 05/25/2044	111	110
1.162% due 08/25/2032	153	136
Credit-Based Asset Servicing and Securitization LLC
0.492% due 01/25/2037 ^	374	170
1.522% due 04/25/2032	211	204
Delta Funding Home Equity Loan Trust
1.151% due 09/15/2029	16	14
Doral CLO Ltd.
1.657% due 05/26/2023	8,375	8,364
Dryden Senior Loan Fund
1.491% due 01/15/2022	4,859	4,851
EMC Mortgage Loan Trust
0.961% due 05/25/2040	321	294
EquiFirst Mortgage Loan Trust
0.902% due 01/25/2034	189	174
First Plus Home Loan Owners Trust
7.670% due 05/10/2024	399	486
Galaxy CLO Ltd.
1.660% due 08/20/2022	927	926
GE-WMC Mortgage Securities Trust
0.462% due 08/25/2036	56	28
GMAC Mortgage Corp. Home Equity Loan Trust
0.902% due 01/25/2029	144	136
GSAMP Trust
0.722% due 10/25/2036 ^	8,916	1,019
0.822% due 02/25/2033	330	311
IMC Home Equity Loan Trust
6.880% due 11/20/2028	3	3
7.520% due 08/20/2028	34	34
Irwin Home Equity Loan Trust
1.772% due 02/25/2029	143	139
JPMorgan Mortgage Acquisition Trust
0.502% due 08/25/2036	62	32
0.682% due 03/25/2037	300	222
Long Beach Mortgage Loan Trust
0.982% due 10/25/2034	62	58
1.472% due 10/25/2034	831	722
1.847% due 03/25/2032	807	776
Madison Park Funding Ltd.
1.762% due 06/15/2022	644	644
MASTR Asset-Backed Securities Trust
1.172% due 12/25/2034 ^	4,261	4,105
Merrill Lynch Mortgage Investors Trust
0.482% due 10/25/2037 ^	1,562	484
0.502% due 09/25/2037	242	91
1.142% due 06/25/2035	551	505
MESA Trust
1.222% due 12/25/2031	574	531
Mid-State Trust
6.340% due 10/15/2036	802	857
7.340% due 07/01/2035	439	471
7.400% due 07/01/2035	19	20
7.790% due 07/01/2035	25	27
7.791% due 03/15/2038	1,211	1,318
Morgan Stanley ABS Capital, Inc. Trust
1.222% due 07/25/2037	203	199
Morgan Stanley Mortgage Loan Trust
0.782% due 04/25/2037	362	183
5.750% due 04/25/2037 ^	943	700
6.000% due 07/25/2047 ^	1,989	1,584
Option One Mortgage Loan Trust
0.562% due 01/25/2037	888	514
1.022% due 01/25/2032 ^	82	70
1.202% due 02/25/2035	4,021	3,306
Option One Mortgage Loan Trust Asset-Backed Certificates
0.882% due 11/25/2035	400	299
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.922% due 07/25/2035	5,000	4,980
Renaissance Home Equity Loan Trust
0.782% due 11/25/2034	222	192
0.922% due 12/25/2033	2,301	2,163
1.182% due 12/25/2032	22	20
1.302% due 08/25/2033	317	299
1.622% due 08/25/2032	1,154	1,056
Residential Asset Securities Corp. Trust
0.922% due 07/25/2032 ^	733	656
1.002% due 06/25/2033	106	91
1.022% due 06/25/2032 ^	68	56
Residential Mortgage Loan Trust
1.922% due 09/25/2029	141	136
SACO, Inc.
0.942% due 06/25/2036 ^	343	576

Saxon Asset Securities Trust
1.102% due 12/26/2034	1,041	996
Securitized Asset-Backed Receivables LLC Trust
0.482% due 12/25/2036 ^	2,732	1,078
SLM Student Loan Trust
0.400% due 07/25/2019	154	153
0.410% due 07/25/2019	1,073	1,066
0.490% due 07/25/2023	1,796	1,758
1.070% due 01/25/2019	2,200	2,193
1.712% due 12/15/2033	4,236	3,996
1.820% due 04/25/2023	43,031	43,101
Soundview Home Loan Trust
0.482% due 11/25/2036	84	31
Specialty Underwriting & Residential Finance Trust
0.922% due 09/25/2036	7,500	4,956
1.102% due 01/25/2034	300	263
1.622% due 10/25/2035	1,292	1,078
Structured Asset Investment Loan Trust
1.082% due 04/25/2035	5,000	4,823
1.397% due 09/25/2034	884	775
1.697% due 12/25/2034	976	609
1.847% due 04/25/2034	294	300
Trapeza CDO Ltd.
1.251% due 11/16/2034	1,000	715
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^	1,514	1,565
UPS Capital Business Credit
0.911% due 04/15/2026	76	11
Voya CLO Ltd.
1.641% due 10/15/2022	6,500	6,465
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.052% due 04/25/2034	889	805

Total Asset-Backed Securities (Cost $176,568)		160,616

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (e) 1.1%		21,955

U.S. TREASURY BILLS 0.2%
0.138% due 01/14/2016 - 01/28/2016 (c)(f)	2,892	2,892

Total Short-Term Instruments (Cost $24,847)		24,847

Total Investments in Securities (Cost $4,832,678)		4,832,041

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	14,360	142

Total Short-Term Instruments (Cost $142)		142

Total Investments in Affiliates (Cost $142)		142

Total Investments 252.0% (Cost $4,832,820)		$4,832,183
Financial Derivative Instruments (g)(i) 0.4% (Cost or Premiums, net $(4,817))		7,418
Other Assets and Liabilities, net (152.4%)		(2,922,343)

Net Assets 100.0%		$1,917,258

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.350%	12/31/2015	01/04/2016	$19,975	U.S. Treasury Notes 1.750% due 12/31/2020	$(19,989)	$19,975	$19,976
SSB	0.010	12/31/2015	01/04/2016	1,980	Fannie Mae 2.170% due 10/17/2022	(2,021)	1,980	1,980

Total Repurchase Agreements						$(22,010)	$21,955	$21,956

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.580%	12/16/2015	01/15/2016	$(54,870)	$(54,887)
	0.580	12/21/2015	01/15/2016	(32,279)	(32,286)
GRE	0.550	12/28/2015	01/04/2016	(7,073)	(7,074)
	0.580	12/28/2015	01/15/2016	(1,694)	(1,694)
	1.000	12/30/2015	01/06/2016	(9,282)	(9,284)
	1.050	12/22/2015	01/05/2016	(31,293)	(31,305)
JPS	0.150	12/31/2015	01/04/2016	(1,900)	(1,900)
	0.360	12/08/2015	01/11/2016	(88,875)	(88,899)
	0.380	12/08/2015	01/21/2016	(8,887)	(8,890)
	0.480	12/08/2015	01/11/2016	(7,900)	(7,903)
	0.560	12/08/2015	01/19/2016	(29,625)	(29,637)
	0.560	12/08/2015	01/20/2016	(5,135)	(5,137)
	0.700	12/08/2015	01/12/2016	(4,246)	(4,248)
SGY	(0.200)	12/31/2015	01/05/2016	(10,100)	(10,100)
	0.200	12/30/2015	01/13/2016	(39,950)	(39,951)
	0.250	12/29/2015	01/12/2016	(5,380)	(5,380)
	0.350	12/23/2015	01/06/2016	(13,947)	(13,949)
	0.350	12/30/2015	01/05/2016	(41,748)	(41,750)

Total Reverse Repurchase Agreements					$(394,274)

(2)	As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(34,310) at a weighted average interest rate of 0.349%.

Short Sales:

Short Sales on U.S. Government Agencies*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	2.500%	01/01/2046	$10,000	$(9,597)	$(9,652)
Fannie Mae, TBA	4.000	01/01/2031	36,000	(37,586)	(37,536)
Fannie Mae, TBA	4.500	01/01/2031	2,000	(2,069)	(2,067)
Fannie Mae, TBA	4.500	01/01/2046	30,000	(32,400)	(32,396)
Fannie Mae, TBA	6.000	01/01/2046	44,000	(49,781)	(49,717)
Fannie Mae, TBA	6.500	01/01/2046	20,000	(22,888)	(22,905)
Freddie Mac, TBA	5.000	01/01/2046	15,400	(16,889)	(16,822)
Freddie Mac, TBA	5.500	01/01/2046	79,000	(87,776)	(87,379)
Ginnie Mae, TBA	3.500	01/01/2046	13,800	(14,382)	(14,353)
Ginnie Mae, TBA	4.500	01/01/2046	9,000	(9,703)	(9,697)
Ginnie Mae, TBA	5.000	01/01/2046	67,100	(73,337)	(73,262)

Total Short Sales				$(356,408)	$(355,786)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(f)	Securities with an aggregate market value of $394,489 and cash of $864 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.717%	09/30/2022	$61,700	$705	$703	$0	$(150)
Receive	3-Month USD-LIBOR	2.250	12/16/2022	33,700	(718)	(1,128)	0	(107)
Receive	3-Month USD-LIBOR	2.400	06/30/2025	76,500	(2,346)	(2,817)	0	(280)
Receive	3-Month USD-LIBOR	2.220	07/09/2025	20,000	(265)	(684)	0	(70)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	51,500	(1,041)	334	0	(436)

					$(3,665)	$(3,592)	$0	$(1,043)

Total Swap Agreements					$(3,665)	$(3,592)	$0	$(1,043)

(h)	Securities with an aggregate market value of $7,987 and cash of $2,887 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	02/10/2016	$153,000	$734	$115
FBF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	03/17/2016	55,600	341	253
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	06/30/2016	200,000	675	610
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	01/07/2016	300	2	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	01/07/2016	29,700	174	3

							$1,926	$981

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC Fannie Mae 3.000% due 01/01/2046	$80.000	01/06/2016	$100,000	$4	$0
	Put - OTC Fannie Mae 4.000% due 01/01/2046	80.000	01/06/2016	100,000	4	0
	Put - OTC Freddie Mac 3.000% due 01/01/2046	80.000	01/06/2016	110,000	4	0
	Put - OTC Freddie Mac 3.500% due 01/01/2046	80.000	01/06/2016	161,000	6	0
	Put - OTC Freddie Mac 4.000% due 01/01/2046	80.000	01/06/2016	50,000	2	0
JPM	Put - OTC Fannie Mae 3.000% due 02/01/2046	70.000	02/04/2016	209,000	8	0
	Put - OTC Fannie Mae 3.500% due 02/01/2046	73.000	02/04/2016	978,000	38	0
MYI	Put - OTC Fannie Mae 4.000% due 02/01/2046	78.000	02/04/2016	150,000	6	0
	Put - OTC Fannie Mae 4.000% due 02/01/2046	78.500	02/04/2016	40,000	2	0
	Put - OTC Fannie Mae 4.500% due 02/01/2046	80.000	02/04/2016	150,000	6	0

					$80	$0

Total Purchased Options					$2,006	$981

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.050%	02/10/2016	$153,000	$(781)	$(392)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.875	01/07/2016	300	(2)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.875	01/07/2016	29,700	(175)	0

							$(958)	$(392)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Call - OTC Fannie Mae 3.500% due 01/01/2046	$103.516	01/06/2016	$2,000	$(4)	$(1)
	Call - OTC Fannie Mae 3.500% due 01/01/2046	103.578	01/06/2016	25,000	(76)	(7)
	Call - OTC Fannie Mae 3.500% due 01/01/2046	103.672	01/06/2016	25,000	(65)	(5)
JPM	Call - OTC Fannie Mae 3.500% due 01/01/2046	103.406	01/06/2016	25,000	(64)	(17)
	Call - OTC Fannie Mae 3.500% due 01/01/2046	103.492	01/06/2016	25,000	(57)	(11)
	Call - OTC Fannie Mae 3.500% due 01/01/2046	103.699	01/06/2016	25,000	(71)	(4)
MYI	Call - OTC Fannie Mae 3.500% due 01/01/2046	103.453	01/06/2016	50,000	(215)	(27)

					$(552)	$(72)

Total Written Options					$(1,510)	$(464)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.100% due 02/25/2034	(1.190% )	02/25/2034	$374	$0	$17	$17	$0
	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)	02/25/2035	589	0	312	312	0
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500)	10/11/2021	1,500	0	(9)	0	(9)
JPM	Octagon Investment Partners Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	(1.850)	10/18/2020	1,000	0	12	12	0
	UBS Commercial Mortgage Trust % due 09/15/2040	(1.170)	09/15/2040	4,000	0	3,153	3,153	0
MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 2.550% due 12/27/2033	(1.390)	12/27/2033	245	0	11	11	0
UAG	Merrill Lynch Mortgage Trust % due 06/12/2043	(1.080)	06/12/2043	5,262	109	4,695	4,804	0

					$109	$8,191	$8,309	$(9)

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	09/25/2034	$6,704	$(2,280)	$2,315	$35	$0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	07/25/2035	3,403	(1,191)	704	0	(487)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	12/25/2034	5,000	(1,600)	1,623	23	0
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.930% due 11/25/2034	0.930	11/25/2034	1,244	(348)	352	4	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	11/25/2034	3	(3)	2	0	(1)

					$(5,422)	$4,996	$62	$(488)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.800%	02/11/2016	$50,000	$0	$11	$11	$0

Total Return Swaps on Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
CBK	Receive	IOS.FN.300.12 Index	N/A	1-month USD-LIBOR	01/12/2043	$13,602		$24	$24	$0
FBF	Receive	IOS.FN.300.12 Index	N/A	1-month USD-LIBOR	01/12/2043	16,215		28	28	0
GST	Receive	IOS.FN.300.12 Index	N/A	1-month USD-LIBOR	01/12/2043	4,227		7	7	0

								$59	$59	$0

Total Swap Agreements							$(5,313)	$13,257	$8,441	$(497)

(j)	Securities with an aggregate market value of $991 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,623	$0	$1,623
Municipal Bonds & Notes
Texas	0	2,396	0	2,396
U.S. Government Agencies	0	4,029,188	3,030	4,032,218
U.S. Treasury Obligations	0	371,885	0	371,885
Non-Agency Mortgage-Backed Securities	0	152,163	86,293	238,456
Asset-Backed Securities	0	160,605	11	160,616
Short-Term Instruments
Repurchase Agreements	0	21,955	0	21,955
U.S. Treasury Bills	0	2,892	0	2,892
	$0	$4,742,707	$89,334	$4,832,041

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	142	0	0	142

Total Investments	$142	$4,742,707	$89,334	$4,832,183

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(355,786)	$0	$(355,786)

Financial Derivative Instruments - Assets
Over the counter	$0	$9,422	$0	$9,422

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,043)	0	(1,043)
Over the counter	0	(961)	0	(961)

	$0	$(2,004)	$0	$(2,004)

Totals	$142	$4,394,339	$89,334	$4,483,815

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (1)
Investments in Securities, at Value
U.S. Government Agencies	$3,433	$0	$(433)	$(3)	$(4)	$37	$0	$0	$3,030	$28
Mortgage-Backed Securities	160,929	0	(77,538)	220	(4,346)	11,161	1,513	(5,646)	86,293	58
Asset-Backed Securities	11	0	(1)	1	0	0	0	0	11	(1)

Totals	$164,373	$0	$(77,972)	$218	$(4,350)	$11,198	$1,513	$(5,646)	$89,334	$85

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value (s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$3,030	Proxy Pricing	Base Price	96.94 - 107.00
Mortgage-Backed Securities	16,454	Proxy Pricing	Base Price	67.00 - 100.11
	69,839	Third Party Vendor	Broker Quote	74.00 - 87.13
Asset-Backed Securities	11	Proxy Pricing	Base Price	14.38

Total	$89,334

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments

PIMCO Municipal Sector Portfolio

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.6%
MUNICIPAL BONDS & NOTES 95.3%
ALABAMA 0.4%
Birmingham, Alabama Special Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$578

ALASKA 1.5%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,313

CALIFORNIA 15.9%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	4,985	6,037
California State Public Works Board Revenue Bonds, (BABs), Series 2009
8.361% due 10/01/2034	2,000	2,841
Inland Valley Development Agency, California Tax Allocation Bonds, (AGM Insured), Series 2014
5.500% due 03/01/2033	2,000	2,131
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,000	1,287
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,232
Los Angeles Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,281
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,454
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,180
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	292
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	176

		23,911

COLORADO 2.2%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,365

DISTRICT OF COLUMBIA 7.6%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	11,450

FLORIDA 1.3%
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,465
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	500	494

		1,959

ILLINOIS 24.2%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,165
5.250% due 01/01/2028	2,000	2,125
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,390
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,686
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,411
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	6,555	6,637
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	900	987
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,708

Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	7,334

		36,443

LOUISIANA 3.8%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,737

MARYLAND 2.7%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,758
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,384

		4,142

MICHIGAN 1.5%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,220

NEW JERSEY 7.1%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	3,545	3,994
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,783
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	4,921

		10,698

NEW YORK 6.6%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	2,000	2,363
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,124
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	561
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	2,000	2,329
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,519

		9,896

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	293

RHODE ISLAND 1.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	1,950	1,984

TENNESSEE 3.2%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,282
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,494

		4,776

TEXAS 12.4%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,510
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,755
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,349
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	9,141

		18,755

WASHINGTON 3.4%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,168

Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,983

		5,151

Total Municipal Bonds & Notes (Cost $124,425)		143,671

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (a) 0.3%		502

Total Short-Term Instruments (Cost $502)		502

Total Investments in Securities (Cost $124,927)		144,173

	SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio III	470,913	4,650

Total Short-Term Instruments (Cost $4,669)		4,650

Total Investments in Affiliates (Cost $4,669)		4,650

Total Investments 98.7% (Cost $129,596)		$148,823
Other Assets and Liabilities, net 1.3%		1,893

Net Assets 100.0%		$150,716

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$502	Fannie Mae 2.170% due 10/17/2022	$(516)	$502	$502

Total Repurchase Agreements						$(516)	$502	$502

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$578	$0	$578
Alaska	0	2,313	0	2,313
California	0	23,911	0	23,911
Colorado	0	3,365	0	3,365
District of Columbia	0	11,450	0	11,450
Florida	0	1,959	0	1,959
Illinois	0	36,443	0	36,443
Louisiana	0	5,737	0	5,737
Maryland	0	4,142	0	4,142
Michigan	0	2,220	0	2,220
New Jersey	0	10,698	0	10,698
New York	0	9,896	0	9,896
Ohio	0	293	0	293
Rhode Island	0	1,984	0	1,984
Tennessee	0	4,776	0	4,776
Texas	0	18,755	0	18,755
Washington	0	5,151	0	5,151
Short-Term Instruments
Repurchase Agreements	0	502	0	502
	$0	$144,173	$0	$144,173

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,650	0	0	4,650

Total Investments	$4,650	$144,173	$0	$148,823

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 182.8%
CORPORATE BONDS & NOTES 16.6%
BANKING & FINANCE 14.3%
Banca Monte dei Paschi di Siena SpA
3.625% due 04/01/2019	EUR	10,400	$11,348
Banco Popolare SC
3.500% due 03/14/2019		3,000	3,347
Bank of America Corp.
4.000% due 04/01/2024		$3,000	3,075
5.000% due 05/13/2021		800	875
5.700% due 01/24/2022		1,700	1,921
6.875% due 04/25/2018		3,719	4,106
Bank of America N.A.
0.764% due 05/08/2017		12,200	12,174
Barclays Bank PLC
7.625% due 11/21/2022		4,477	5,107
7.750% due 04/10/2023		9,600	10,260
BPCE S.A.
4.625% due 07/11/2024		13,900	13,548
Citigroup, Inc.
2.650% due 10/26/2020		1,700	1,690
Citizens Bank N.A.
2.300% due 12/03/2018		3,300	3,299
Credit Agricole S.A.
8.125% due 09/19/2033		400	442
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		7,700	7,453
3.800% due 09/15/2022		1,200	1,201
4.875% due 05/15/2045		7,000	6,930
Ford Motor Credit Co. LLC
3.200% due 01/15/2021		6,700	6,663
6.625% due 08/15/2017		4,427	4,720
GATX Financial Corp.
5.800% due 03/01/2016		1,000	1,007
Goldman Sachs Group, Inc.
1.061% due 06/04/2017		100	100
1.712% due 09/15/2020		5,700	5,719
2.750% due 09/15/2020		5,610	5,614
3.500% due 01/23/2025		3,800	3,745
3.750% due 05/22/2025		10,500	10,595
HBOS PLC
0.687% due 09/01/2016	EUR	100	109
HSBC Holdings PLC
6.000% due 09/29/2023 (c)		1,600	1,755
6.375% due 03/30/2025 (c)		$1,800	1,802
JPMorgan Chase & Co.
3.900% due 07/15/2025		5,700	5,877
KBC Bank NV
8.000% due 01/25/2023		400	437
LBG Capital PLC
15.000% due 12/21/2019	EUR	150	233
15.000% due 12/21/2019	GBP	2,760	5,538
Lloyds Bank PLC
1.750% due 05/14/2018		$2,950	2,946
3.500% due 05/14/2025		550	553
Navient Corp.
1.964% due 02/12/2016		1,140	1,139
Rabobank Group
8.375% due 07/26/2016 (c)		5,000	5,159
8.400% due 06/29/2017 (c)		5,900	6,355
Royal Bank of Scotland PLC
9.500% due 03/16/2022		300	325
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (c)	EUR	900	1,091
UBS AG
7.625% due 08/17/2022		$2,000	2,283
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		1,800	1,785
4.125% due 09/24/2025		5,300	5,308
Volkswagen Bank GmbH
0.306% due 11/27/2017	EUR	3,000	3,140

Vornado Realty LP
2.500% due 06/30/2019	$7,000	6,900

		177,674

INDUSTRIALS 2.0%
Actavis Funding SCS
3.800% due 03/15/2025	500	498
Baxalta, Inc.
2.000% due 06/22/2018	300	297
2.875% due 06/23/2020	2,500	2,473
3.600% due 06/23/2022	800	801
4.000% due 06/23/2025	1,900	1,885
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	1,600	1,599
2.850% due 10/05/2018	1,600	1,601
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	2,500	2,461
3.550% due 04/01/2025	13,400	13,054

		24,669

UTILITIES 0.3%
BellSouth Corp.
4.821% due 04/26/2021	3,200	3,238
BG Energy Capital PLC
6.500% due 11/30/2072	200	212

		3,450

Total Corporate Bonds & Notes (Cost $208,349)		205,793

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	325	282

Total Municipal Bonds & Notes (Cost $312)		282

U.S. TREASURY OBLIGATIONS 149.7%
U.S. Treasury Bonds
2.500% due 02/15/2045 (e)	940	842
3.000% due 11/15/2044 (e)	900	895
3.000% due 11/15/2045 (e)	4,400	4,380
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017 (i)	50,361	50,265
0.125% due 04/15/2018 (g)	5,555	5,544
0.125% due 04/15/2019 (g)(i)	36,739	36,514
0.125% due 01/15/2022 (i)	2,627	2,545
0.125% due 07/15/2022 (e)	122,231	118,497
0.125% due 01/15/2023	56,149	53,823
0.125% due 07/15/2024	20,831	19,775
0.250% due 01/15/2025 (i)	6,928	6,608
0.375% due 07/15/2023	68,976	67,361
0.375% due 07/15/2025	3,008	2,910
0.625% due 07/15/2021 (i)	53,230	53,574
0.625% due 01/15/2024	51,571	50,966
0.625% due 02/15/2043 (i)	2,534	2,141
0.750% due 02/15/2042	25,037	21,966
0.750% due 02/15/2045 (i)	2,525	2,198
1.250% due 07/15/2020 (e)	76,875	79,947
1.375% due 02/15/2044 (e)	86,170	87,537
1.625% due 01/15/2018 (g)(i)	2,157	2,224
1.750% due 01/15/2028 (e)	182,664	199,460
2.000% due 01/15/2026 (e)	230,557	256,011
2.125% due 02/15/2040	7,702	9,057
2.125% due 02/15/2041 (i)	1,629	1,926
2.375% due 01/15/2017	11,320	11,602
2.375% due 01/15/2025 (e)	223,748	254,232
2.375% due 01/15/2027 (e)	211,067	243,862
2.500% due 07/15/2016 (g)	22,314	22,679
2.500% due 01/15/2029 (e)(i)	114,849	135,994
2.625% due 07/15/2017 (g)	3,557	3,715
3.625% due 04/15/2028 (i)	2,558	3,343
3.875% due 04/15/2029	36,413	49,446

Total U.S. Treasury Obligations (Cost $1,899,512)		1,861,839

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
BCAP LLC Trust
0.475% due 07/26/2035	1,000	978
Bear Stearns ALT-A Trust
2.267% due 10/25/2033	13	12

Chevy Chase Funding LLC Mortgage-Backed Certificates
0.702% due 01/25/2035		586	533
Commercial Mortgage Trust
2.365% due 02/10/2029		800	805
Countrywide Home Loan Mortgage Pass-Through Trust
2.760% due 05/25/2033		5,068	5,115
German Residential Funding Ltd.
1.046% due 08/27/2024	EUR	3,797	4,166
Hercules Eclipse PLC
0.819% due 10/25/2018	GBP	671	974
JPMorgan Mortgage Trust
2.693% due 04/25/2035		$249	252
Marche Mutui SRL
0.339% due 10/27/2065	EUR	151	164
0.342% due 02/25/2055		433	461
2.189% due 01/27/2064		888	979
Merrill Lynch Mortgage Investors Trust
0.842% due 07/25/2030		$5,696	5,241
Morgan Stanley Capital Trust
5.809% due 12/12/2049		2,890	3,022
Sequoia Mortgage Trust
1.102% due 10/19/2026		43	42
Trinity Square PLC
1.786% due 07/15/2051	GBP	4,300	6,287
WaMu Mortgage Pass-Through Certificates Trust
0.742% due 07/25/2045		$419	404
2.563% due 09/25/2033		272	270
Wells Fargo Mortgage-Backed Securities Trust
2.734% due 07/25/2036		347	344
2.735% due 10/25/2035		1,261	1,269

Total Non-Agency Mortgage-Backed Securities (Cost $31,991)			31,318

ASSET-BACKED SECURITIES 6.7%
Amortizing Residential Collateral Trust
0.921% due 10/25/2031		1,810	1,651
Carlyle Global Market Strategies CLO Ltd.
1.547% due 04/20/2022		1,350	1,344
Celf Loan Partners PLC
0.925% due 05/03/2023		1,245	1,229
CIFC Funding Ltd.
1.459% due 08/14/2024		17,500	17,507
1.587% due 01/19/2023		4,115	4,114
Doral CLO Ltd.
1.657% due 05/26/2023		5,779	5,771
Elm CLO Ltd.
1.715% due 01/17/2023		8,625	8,651
Fortress Credit Investments Ltd.
1.565% due 07/17/2023		3,403	3,403
GCAT LLC
4.250% due 10/25/2019		2,744	2,743
Harvest CLO S.A.
0.205% due 04/05/2024	EUR	2,206	2,372
Madison Park Funding Ltd.
1.762% due 06/15/2022		$1,718	1,717
OHA Credit Partners Ltd.
1.582% due 05/15/2023		6,837	6,803
Symphony CLO LP
1.419% due 01/09/2023		15,605	15,533
Venture CLO Ltd.
1.609% due 11/14/2022		3,200	3,180
Voya CLO Ltd.
1.621% due 10/15/2022		3,900	3,871
1.641% due 10/15/2022		3,900	3,879

Total Asset-Backed Securities (Cost $83,923)			83,768

SOVEREIGN ISSUES 6.5%
France Government International Bond
0.250% due 07/25/2018 (b)	EUR	312	349
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)		9,514	10,910
2.350% due 09/15/2019 (b)		1,108	1,320
2.350% due 09/15/2024 (b)		5,634	7,074
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025	NZD	17,804	11,917
3.000% due 09/20/2030		2,975	2,178
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	851	949
Slovenia Government International Bond
4.700% due 11/01/2016		3,900	4,403
Spain Government International Bond
1.800% due 11/30/2024 (b)		2,206	2,632
2.150% due 10/31/2025		300	337

United Kingdom Gilt
0.125% due 03/22/2024 (b)(e)	GBP	13,812	21,603
0.125% due 03/22/2044 (b)		535	978
0.125% due 03/22/2046 (b)(e)		3,664	6,781
0.125% due 03/22/2058 (b)		172	364
0.125% due 03/22/2068 (b)		364	859
0.375% due 03/22/2062 (b)		748	1,816
Xunta de Galicia
5.763% due 04/03/2017	EUR	3,500	4,061
6.131% due 04/03/2018		1,350	1,657

Total Sovereign Issues (Cost $87,208)			80,188

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (d) 0.2%			2,341

U.S. TREASURY BILLS 0.6%
0.490% due 01/07/2016 - 06/30/2016 (a)(e)(i)		$7,669	7,654

Total Short-Term Instruments (Cost $9,993)			9,995

Total Investments in Securities (Cost $2,321,288)			2,273,183

	SHARES
INVESTMENTS IN AFFILIATES 1.7%
SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III		2,161,234	21,340

Total Short-Term Instruments (Cost $21,400)			21,340

Total Investments in Affiliates (Cost $21,400)			21,340

Total Investments 184.5% (Cost $2,342,688)			$2,294,523
Financial Derivative Instruments (f)(h) (0.8%) (Cost or Premiums, net $(2,365))			(10,311)
Other Assets and Liabilities, net (83.7%)			(1,040,694)

Net Assets 100.0%			$1,243,518

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$2,341	Fannie Mae 2.170% due 10/17/2022	$(2,390)	$2,341	$2,341

Total Repurchase Agreements						$(2,390)	$2,341	$2,341

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	0.450%	10/07/2015	04/07/2016		$(8,317)	$(8,326)
	0.600	11/23/2015	01/22/2016		(11,351)	(11,358)
	0.650	11/23/2015	01/04/2016		(232,516)	(232,693)
	0.750	12/01/2015	01/04/2016		(333,202)	(333,438)
BRC	0.880	12/08/2015	01/08/2016	GBP	(4,808)	(7,093)
BSN	0.340	10/13/2015	01/13/2016		$(43,095)	(43,129)
	0.360	10/14/2015	01/14/2016		(5,194)	(5,198)
	0.450	12/01/2015	01/06/2016		(46,076)	(46,096)
	0.500	11/10/2015	01/12/2016		(52,149)	(52,189)
GRE	0.500	01/04/2016	02/04/2016		(204,854)	(204,854)
JPS	0.400	10/23/2015	04/25/2016		(147,250)	(147,369)
	0.450	12/30/2015	01/25/2016		(4,389)	(4,389)
	0.700	12/01/2015	01/12/2016		(12,750)	(12,758)
SGY	0.540	01/04/2016	01/20/2016		(441,070)	(441,070)

Total Reverse Repurchase Agreements						$(1,549,960)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
GSC	0.600%	11/23/2015	01/05/2016		$(3,523)	$(3,527)
	0.759	12/01/2015	01/04/2016		(43,392)	(43,423)
	0.779	12/02/2015	01/04/2016		(39,457)	(39,486)
	0.829	12/04/2015	01/04/2016		(6,883)	(6,888)
MSC	0.370	10/09/2015	01/07/2016		(28,400)	(28,426)
MYI	0.799	11/30/2015	01/06/2016	GBP	(14,909)	(21,994)
TDM	0.350	10/09/2015	01/11/2016		$(28,528)	(28,553)

Total Sale-Buyback Transactions						$(172,297)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2015 was $(576,724) at a weighted average interest rate of 0.361%.
(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(e)	Securities with an aggregate market value of $1,709,437 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$109.000	02/19/2016	2,112	$18	$16
Call - CBOT U.S. Treasury 10-Year Note March Futures	140.000	02/19/2016	303	3	5
Call - CBOT U.S. Treasury 10-Year Note March Futures	144.000	02/19/2016	97	1	1
Call - CBOT U.S. Treasury 30-Year Note March Futures	200.000	02/19/2016	243	2	4
Put - CBOT U.S. Treasury Ultra Long-Term Bond March Futures	102.000	02/19/2016	28	0	0

				$24	$26

Total Purchased Options				$24	$26

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2016	298	$0	$0	$0
Call Options Strike @ USD 99.250 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	188	14	1	0
Euro-BTP Italy Government Bond March Futures	Long	03/2016	6	(8)	4	0
Euro-Bund 10-Year Bond March Futures	Short	03/2016	161	397	0	(7)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	1,353	11	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	1,353	(55)	6	0
Put Options Strike @ USD 98.625 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2016	188	17	5	0
Put Options Strike @ USD 98.625 on United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	188	(6)	0	(3)
U.S. Treasury 5-Year Note March Futures	Long	03/2016	1,920	(578)	270	0
U.S. Treasury 10-Year Note March Futures	Short	03/2016	478	26	0	(142)
U.S. Treasury 30-Year Bond March Futures	Short	03/2016	149	32	0	(74)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	28	19	28	0

Total Futures Contracts				$(131)	$314	$(226)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		$55,200	$(404)	$328	$0	$(12)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		23,900	(325)	258	0	(37)
Receive	3-Month USD-LIBOR	3.000	09/16/2025		24,400	(305)	(33)	0	(52)
Receive	3-Month USD-LIBOR	2.350	10/02/2025		13,600	(253)	137	0	(50)
Receive	3-Month USD-LIBOR	2.800	10/28/2025		100,300	(320)	65	0	(209)
Pay	3-Month USD-LIBOR	2.500	12/16/2025		21,100	648	655	88	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		8,600	41	60	0	(34)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		74,850	(1,512)	669	0	(633)
Pay	3-Month USD-LIBOR	2.750	12/16/2045		17,800	360	(137)	151	0
Pay	3-Month USD-LIBOR	2.750	12/14/2046		3,000	0	0	25	0
Receive	6-Month GBP-LIBOR	1.500	03/16/2018	GBP	25,200	(234)	50	13	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		13,670	68	236	71	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		26,830	(786)	391	290	0

						$(3,022)	$2,679	$638	$(1,027)

Total Swap Agreements						$(3,022)	$2,679	$638	$(1,027)

(g)	Securities with an aggregate market value of $14,100 and cash of $3,017 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	NZD	21,482		$14,007	$0	$(686)
	02/2016	TWD	287,968		8,874	147	0
	02/2016		$21,748	GBP	14,457	0	(433)
CBK	01/2016	EUR	591		$642	0	0
	01/2016		$57,542	GBP	38,774	0	(382)
	02/2016	EUR	2,658		$2,873	0	(18)
	02/2016	GBP	45,773		68,046	562	0
	02/2016		$15,255	EUR	13,920	12	(126)
DUB	01/2016	KRW	63,827		$55	1	0
GLM	01/2016	JPY	1,487,729		12,180	0	(198)
	02/2016		$11,954	EUR	10,972	0	(20)
HUS	01/2016		7,047	GBP	4,675	0	(155)
	02/2016		18,876		12,497	0	(451)
JPM	01/2016	KRW	10,904,992		$9,336	62	0
	01/2016		$651	EUR	591	0	(9)
	02/2016	AUD	1,929		$1,355	0	(48)
	02/2016	CAD	330		249	10	0
	02/2016	EUR	93,546		100,573	0	(1,181)
	02/2016	GBP	4,059		6,094	109	0
	02/2016	NZD	21,482		14,690	22	0
	02/2016		$1,506	EUR	1,370	0	(15)
	02/2016		6,634	GBP	4,399	0	(148)
	02/2016		9,959	JPY	1,225,453	245	0
MSB	01/2016	GBP	38,774		$58,457	1,297	0
	01/2016		$12,287	JPY	1,487,729	91	0
	02/2016	JPY	1,487,729		$12,294	0	(91)
SCX	02/2016	SGD	12,269		8,715	76	0

Total Forward Foreign Currency Contracts						$2,634	$(3,961)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC EUR versus USD		$1.300	02/26/2016	EUR	22,000	$3	$0
	Put - OTC USD versus SGD	SGD	1.340	03/17/2016		$8,500	7	2
DUB	Put - OTC USD versus KRW	KRW	1,075.000	03/15/2016		9,240	11	5

							$21	$7

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC 5-Year Interest Rate Swap (Effective 12/05/2021)	3-Month USD-LIBOR	Receive	3.400%	12/05/2016	$25,200	$184	$113
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	01/05/2016	87,600	56	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	82,300	66	6
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	79,800	74	2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016	101,900	188	232
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016	101,200	181	232
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	11,000	1,540	1,116
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016	212,700	181	5

							$2,470	$1,706

Total Purchased Options							$2,491	$1,713

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100%	01/20/2016	$2,500	$(5)	$(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100	02/17/2016	2,500	(7)	(2)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.200	02/17/2016	2,500	(5)	(1)

						$(17)	$(4)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)		Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$12,000		$(107)	$(6)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,800		(36)	(2)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	3,600		(3)	0
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	4,500		(44)	(23)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	4,700	EUR	(214)	(119)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300		$(206)	(43)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400		(17)	(4)
	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	04/10/2020	59,200		0	323
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	59,200		0	(16)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	17,000		(192)	(225)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	7,100		(131)	(111)

							$(950)	$(226)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 12/05/2021)	3-Month USD-LIBOR	Receive	2.400%	12/05/2016	$25,200	$(200)	$(159)
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 01/21/2021)	3-Month USD-LIBOR	Receive	2.500	01/19/2016	21,700	(87)	(8)
	Put - OTC 5-Year Interest Rate Swap (Effective 01/21/2021)	3-Month USD-LIBOR	Pay	3.000	01/19/2016	21,700	(79)	(7)
	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500	02/18/2016	72,600	(232)	(112)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	43,400	(163)	(66)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017	46,200	(1,540)	(791)
NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	13,500	(52)	(20)
RYL	Call - OTC 5-Year Interest Rate Swap (Effective 01/27/2021)	3-Month USD-LIBOR	Receive	2.500	01/25/2016	18,700	(67)	(12)

							$(2,420)	$(1,175)

Total Written Options							$(3,387)	$(1,405)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	GATX Financial Corp.	(1.070%)	03/20/2016	0.217%	$1,000	$0	$(2)	$0	$(2)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Spain Government International Bond	1.000%	03/20/2019	0.620%	$4,100	$(25)	$76	$51	$0
BRC	Italy Government International Bond	1.000	03/20/2019	0.656	5,500	(101)	163	62	0
DUB	Italy Government International Bond	1.000	03/20/2019	0.656	7,900	(156)	245	89	0
GST	Spain Government International Bond	1.000	03/20/2019	0.620	21,800	(185)	454	269	0
HUS	Italy Government International Bond	1.000	03/20/2019	0.656	12,750	(267)	410	143	0
	Spain Government International Bond	1.000	03/20/2019	0.620	2,100	(16)	42	26	0
JPM	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721	2,000	(328)	(389)	0	(717)
MYC	Freeport-McMoRan, Inc.	1.000	09/20/2020	12.721	4,000	(657)	(778)	0	(1,435)
	Italy Government International Bond	1.000	03/20/2019	0.656	2,300	(44)	70	26	0

						$(1,779)	$293	$666	$(2,152)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	2,400	$1	$142	$143	$0
	Receive	3-Month USD-CPURNSA Index	1.010	10/16/2017		$6,600	0	22	22	0
	Receive	3-Month USD- CPURNSA Index	1.570	11/23/2020		26,900	0	41	41	0
	Receive	3-Month USD- CPURNSA Index	1.560	12/17/2020		21,800	0	66	66	0
	Receive	3-Month USD- CPURNSA Index	1.730	08/26/2025		2,300	0	23	23	0
BPS	Pay	1-Month GBP- UKRPI	3.400	06/15/2030	GBP	1,700	8	79	87	0
	Pay	1-Month GBP- UKRPI	3.300	12/15/2030		3,200	14	1	15	0
	Receive	3-Month EUR- EXT-CPI Index	0.550	10/15/2017	EUR	400	0	(1)	0	(1)
	Receive	3-Month USD- CPURNSA Index	1.825	11/29/2016		$14,300	(5)	(392)	0	(397)
	Receive	3-Month USD- CPURNSA Index	2.500	07/15/2022		27,400	521	(3,502)	0	(2,981)
BRC	Receive	3-Month USD- CPURNSA Index	1.950	09/16/2016		6,000	0	(184)	0	(184)
	Receive	3-Month USD- CPURNSA Index	1.908	04/15/2017		17,800	0	(642)	0	(642)
CBK	Pay	1-Month GBP- UKRPI	3.430	06/15/2030	GBP	4,300	3	253	256	0
	Pay	1-Month GBP- UKRPI	3.325	08/15/2030		11,000	(36)	315	279	0
	Receive	3-Month EUR- EXT-CPI Index	0.305	09/15/2016	EUR	15,100	0	(34)	0	(34)
	Receive	3-Month EUR- EXT-CPI Index	0.655	08/15/2018		200	0	(1)	0	(1)
	Receive	3-Month EUR- EXT-CPI Index	0.640	09/15/2018		200	0	0	0	0
	Receive	3-Month EUR- EXT-CPI Index	0.650	10/15/2018		400	0	(1)	0	(1)
DUB	Pay	1-Month GBP- UKRPI	3.325	08/15/2030	GBP	3,700	5	89	94	0
	Receive	3-Month EUR- EXT-CPI Index	0.580	10/15/2017	EUR	500	0	(1)	0	(1)
	Receive	3-Month EUR- EXT-CPI Index	0.570	10/15/2017		200	0	(1)	0	(1)
	Receive	3-Month EUR- EXT-CPI Index	0.605	09/15/2018		400	0	0	0	0
	Receive	3-Month EUR- EXT-CPI Index	0.650	10/15/2018		900	0	(1)	0	(1)
	Receive	3-Month USD- CPURNSA Index	1.860	11/05/2016		$16,800	0	(481)	0	(481)
	Receive	3-Month USD- CPURNSA Index	1.845	11/29/2016		15,000	0	(425)	0	(425)
	Receive	3-Month USD- CPURNSA Index	1.825	11/29/2016		21,800	(9)	(596)	0	(605)
	Receive	3-Month USD- CPURNSA Index	2.360	01/28/2017		18,600	0	(1,017)	0	(1,017)
	Receive	3-Month USD- CPURNSA Index	1.275	12/21/2017		35,000	0	78	78	0
	Receive	3-Month USD- CPURNSA Index	1.725	03/04/2019		4,375	0	(60)	0	(60)
	Pay	3-Month USD- CPURNSA Index	2.065	05/12/2025		19,800	0	417	417	0
FBF	Pay	1-Month GBP- UKRPI	3.353	05/15/2030	GBP	200	0	9	9	0
	Pay	1-Month GBP- UKRPI	3.430	06/15/2030		500	0	30	30	0
	Pay	1-Month GBP- UKRPI	3.500	10/15/2044		800	(27)	101	74	0
	Pay	1-Month GBP- UKRPI	3.550	11/15/2044		700	1	84	85	0
	Pay	1-Month GBP- UKRPI	3.328	01/12/2045		200	2	(9)	0	(7)
	Receive	3-Month EUR- EXT-CPI Index	0.615	09/15/2018	EUR	500	0	(1)	0	(1)
	Receive	3-Month USD- CPURNSA Index	1.935	10/31/2016		$3,500	0	(108)	0	(108)
GLM	Pay	1-Month GBP- UKRPI	3.140	01/14/2030	GBP	5,650	0	54	54	0
	Pay	1-Month GBP- UKRPI	3.325	08/15/2030		11,200	(36)	320	284	0
	Receive	3-Month EUR- EXT-CPI Index	0.650	09/15/2018	EUR	1,500	(2)	(1)	0	(3)
	Receive	3-Month EUR- EXT-CPI Index	0.650	10/15/2018		1,000	0	(1)	0	(1)
	Receive	3-Month USD- CPURNSA Index	1.730	04/15/2016		$46,700	(99)	(1,048)	0	(1,147)
	Receive	3-Month USD- CPURNSA Index	1.942	04/15/2017		7,500	0	(281)	0	(281)
JPM	Pay	1-Month GBP- UKRPI	3.275	09/15/2030	GBP	2,700	0	32	32	0
	Receive	3-Month EUR- EXT-CPI Index	0.580	10/15/2017	EUR	700	0	(2)	0	(2)
	Receive	3-Month USD- CPURNSA Index	1.890	09/06/2016		$10,300	0	(295)	0	(295)
MYC	Pay	1-Month GBP- UKRPI	3.320	05/15/2030	GBP	3,300	0	120	120	0
RYL	Receive	3-Month USD- CPURNSA Index	1.935	10/23/2016		$29,700	(56)	(858)	0	(914)
	Receive	3-Month USD- CPURNSA Index	1.930	10/31/2016		4,600	0	(141)	0	(141)
SOG	Receive	3-Month EUR- EXT-CPI Index	0.680	10/15/2018	EUR	300	0	(1)	0	(1)
UAG	Receive	3-Month EUR- EXT-CPI Index	0.525	10/15/2017		1,500	1	(3)	0	(2)
	Receive	3-Month EUR- EXT-CPI Index	0.610	09/15/2018		3,000	0	(3)	0	(3)

							$286	$(7,815)	$2,209	$(9,738)

Total Swap Agreements							$(1,493)	$(7,524)	$2,875	$(11,892)

(i)	Securities with an aggregate market value of $12,693 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,091	$176,583	$0	$177,674
Industrials	0	24,669	0	24,669
Utilities	0	3,450	0	3,450
Municipal Bonds & Notes
West Virginia	0	282	0	282
U.S. Treasury Obligations	0	1,861,839	0	1,861,839
Non-Agency Mortgage-Backed Securities	0	31,318	0	31,318
Asset-Backed Securities	0	83,768	0	83,768
Sovereign Issues	0	80,188	0	80,188
Short-Term Instruments
Repurchase Agreements	0	2,341	0	2,341
U.S. Treasury Bills	0	7,654	0	7,654
	$1,091	$2,272,092	$0	$2,273,183

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	21,340	0	0	21,340

Total Investments	$22,431	$2,272,092	$0	$2,294,523

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	314	664	0	978
Over the counter	0	7,222	0	7,222
	$314	$7,886	$0	$8,200

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(226)	(1,027)	0	(1,253)
Over the counter	0	(17,258)	0	(17,258)

	$(226)	$(18,285)	$0	$(18,511)

Totals	$22,519	$2,261,693	$0	$2,284,212

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Portfolio

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.7%
BANK LOAN OBLIGATIONS 89.6%
Acadia Healthcare Company, Inc.
4.250% due 02/11/2022	$50	$50
ADS Waste Holdings, Inc.
3.750% due 10/09/2019	24	24
Albertson’s Holdings LLC
5.125% due 08/25/2019	120	119
5.500% due 03/21/2019	198	197
5.500% due 08/25/2021	298	296
Amsurg Corp.
3.500% due 07/16/2021	99	98
Atrium Innovations, Inc.
7.750% due 08/13/2021	75	65
Avago Technologies Cayman Ltd.
TBD% due 11/06/2022	350	346
3.750% due 05/06/2021	264	264
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	465	464
B&G Foods, Inc.
3.750% due 11/02/2022	100	100
BE Aerospace, Inc.
4.000% due 12/16/2021	211	212
Beacon Roofing Supply, Inc.
4.000% due 10/01/2022	250	249
Berlin Packaging LLC
4.500% due 10/01/2021	49	49
Berry Plastics Holding Corp.
3.750% due 01/06/2021	136	134
4.000% due 10/01/2022	146	145
Cactus Wellhead LLC
7.000% due 07/31/2020	40	29
Calpine Corp.
3.500% due 05/27/2022	25	24
CDRH Parent, Inc.
5.250% due 07/01/2021	50	40
Charter Communications Operating LLC
3.500% due 01/24/2023	450	450
Chemours Co.
3.750% due 05/12/2022	403	371
Chrysler Group LLC
3.500% due 05/24/2017	25	25
CommScope, Inc.
3.750% - 3.828% due 12/29/2022	175	174
Community Health Systems, Inc.
3.657% due 12/31/2018	1	1
3.750% due 12/31/2019	227	221
4.000% due 01/27/2021	359	354
CPG International, Inc.
4.750% due 09/30/2020	280	265
Crosby U.S. Acquisition Corp.
4.000% due 11/23/2020	48	38
7.000% due 11/22/2021	147	116
Crown Castle Operating Co.
3.000% due 01/31/2021	25	25
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021	448	446
Dell International LLC
4.000% due 04/29/2020	498	495
Delta SARL
7.750% due 07/31/2022	81	76
DJO Finance LLC
4.250% due 06/08/2020	100	97
Dollar Tree, Inc.
3.500% due 07/06/2022	142	142
Doosan Infracore International, Inc.
4.500% due 05/28/2021	289	285
Dynegy Holdings, Inc.
4.000% due 04/23/2020	169	164
Endo Luxembourg Finance Co. SARL
3.750% due 09/26/2022	275	272
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	655	654
Envision Healthcare Corp.
4.500% due 10/28/2022	100	100
EP Energy LLC
3.500% due 05/24/2018	33	26

Equinix, Inc.
TBD% due 11/20/2022	50	50
ESH Hospitality, Inc.
5.000% due 06/24/2019	156	157
First Data Corp.
3.918% due 03/24/2018	245	242
4.168% due 07/08/2022	115	113
Gardner Denver, Inc.
4.250% due 07/30/2020	18	16
GCI Holdings, Inc.
4.000% due 02/02/2022	75	75
Generac Power Systems, Inc.
3.500% due 05/31/2020	100	98
Goodyear Tire & Rubber Co.
3.750% due 04/30/2019	75	75
Granite Acquisition, Inc.
5.000% due 12/19/2021	50	45
Gray Television, Inc.
3.750% due 06/13/2021	67	66
Hanesbrands, Inc.
3.250% due 04/29/2022	25	25
HCA, Inc.
3.174% due 03/31/2017	15	15
HD Supply, Inc.
3.750% due 08/13/2021	274	270
Headwaters, Inc.
4.500% due 03/24/2022	50	50
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	398	398
Huntsman International LLC
3.750% due 10/01/2021	272	271
iHeartCommunications, Inc.
7.174% due 01/30/2019	200	141
Immucor, Inc.
5.000% due 08/17/2018	50	47
Ineos U.S. Finance LLC
4.250% due 03/31/2022	149	144
ION Media Networks, Inc.
4.750% due 12/18/2020	25	24
J. Crew Group, Inc.
4.000% due 03/05/2021	12	8
Jarden Corp.
3.174% due 09/30/2020	43	43
3.174% due 07/30/2022	57	57
Jefferies Finance LLC
4.500% due 05/14/2020	124	124
KAR Auction Services, Inc.
3.500% due 03/11/2021	74	73
Kenan Advantage Group, Inc.
1.500% due 01/23/2017	1	1
4.000% due 07/31/2022	14	13
Kinetic Concepts, Inc.
4.000% due 11/04/2016	41	40
4.500% due 05/04/2018	365	352
Kronos, Inc.
4.500% due 10/30/2019	270	266
Level 3 Financing, Inc.
3.500% due 05/31/2022	275	271
Live Nation Entertainment, Inc.
3.500% due 08/16/2020	249	248
MacDermid, Inc.
5.500% due 06/07/2020	100	97
Media General, Inc.
4.000% due 07/31/2020	138	137
MGM Resorts International
3.500% due 12/20/2019	249	246
Midas Intermediate Holdco LLC
4.500% due 08/18/2021	49	49
MPG Holdco, Inc.
3.750% due 10/20/2021	79	77
Multi Packaging Solutions, Inc.
4.250% due 09/30/2020	120	116
Neiman Marcus Group, Inc.
4.250% due 10/25/2020	254	226
Neptune Finco Corp.
5.000% due 10/09/2022	96	96
North American Lifting Holdings, Inc.
5.500% due 11/27/2020	73	55
Norwegian Cruise Line Holdings Ltd.
4.000% due 11/19/2021	50	49
Novelis, Inc.
4.000% due 06/02/2022	124	119
NXP BV
3.750% due 12/07/2020	110	110
Onex TSG Holdings Corp.
5.000% due 07/31/2022	50	49

Orion Engineered Carbons GmbH
5.000% due 07/25/2021	23	23
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021	278	237
Owens Illinois, Inc.
3.500% due 08/06/2022	75	75
Performance Food Group Co.
6.250% due 11/14/2019	34	34
PetSmart, Inc.
4.250% due 03/11/2022	308	301
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020	22	22
Pinnacle Foods Finance LLC
3.000% due 04/29/2020	78	77
Ply Gem Industries, Inc.
4.000% due 02/01/2021	247	243
Post Holdings, Inc.
3.750% due 06/02/2021	25	25
Quintiles Transnational Corp.
3.250% due 05/12/2022	50	50
Realogy Corp.
3.750% due 03/05/2020	489	486
Sabine Oil & Gas LLC
TBD% due 12/31/2018 ^	200	5
Sage Products Holdings LLC
9.250% due 06/13/2020	45	45
Scientific Games International, Inc.
6.000% due 10/18/2020	207	191
6.000% due 10/01/2021	99	91
Seadrill Partners Finco LLC
4.000% due 02/21/2021	70	29
Sensata Technologies BV
3.000% due 10/14/2021	74	73
Serta Simmons Holdings LLC
4.250% due 10/01/2019	229	228
ServiceMaster Co.
4.250% due 07/01/2021	273	271
Sinclair Television Group, Inc.
3.500% due 07/30/2021	25	25
Spectrum Brands, Inc.
3.500% due 06/23/2022	184	184
SS&C Technologies, Inc.
4.000% - 4.083% due 07/08/2022	177	176
Sun Products Corp.
5.500% due 03/23/2020	33	31
T-Mobile USA, Inc.
3.500% due 11/09/2022	100	100
Telesat Canada
3.500% due 03/28/2019	221	218
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016	196	195
TI Group Automotive Systems LLC
4.500% due 06/30/2022	75	73
TransUnion LLC
3.500% due 04/09/2021	211	205
Tribune Media Co.
3.750% due 12/27/2020	313	310
Truven Health Analytics, Inc.
4.500% due 06/06/2019	224	215
U.S. Coatings Acquisition, Inc.
3.750% due 02/01/2020	221	220
U.S. Renal Care, Inc.
TBD% due 11/06/2022	100	99
Univar, Inc.
4.250% due 07/01/2022	50	48
Univision Communications, Inc.
4.000% due 03/01/2020	278	273
Valeant Pharmaceuticals International, Inc.
3.750% due 08/05/2020	348	335
4.000% due 04/01/2022	417	403
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023	500	490
Westmoreland Coal Co.
7.500% due 12/16/2020	173	108
Wilsonart LLC
4.000% due 10/31/2019	279	272
Windstream Corp.
3.500% due 08/08/2019	171	166
XPO Logistics, Inc.
5.500% due 11/01/2021	100	100
Zebra Technologies Corp.
4.750% due 10/27/2021	23	23

Ziggo Financing Partnership
TBD% - 3.500% due 01/15/2022	200	194

Total Bank Loan Obligations (Cost $20,663)		19,915

CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020	25	24

Total Corporate Bonds & Notes (Cost $25)		24

Total Investments in Securities (Cost $20,688)		19,939

	SHARES
INVESTMENTS IN AFFILIATES 9.1%
SHORT-TERM INSTRUMENTS 9.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%
PIMCO Short-Term Floating NAV Portfolio III	204,538	2,020

Total Short-Term Instruments (Cost $2,027)		2,020

Total Investments in Affiliates (Cost $2,027)		2,020

Total Investments 98.8% (Cost $22,715)		$21,959
Other Assets and Liabilities, net 1.2%		260

Net Assets 100.0%		$22,219

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$18,158	$1,757	$19,915
Corporate Bonds & Notes
Industrials	0	24	0	24
	$0	$18,182	$1,757	$19,939

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,020	0	0	2,020

Total Investments	$2,020	$18,182	$1,757	$21,959

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$2,169	$223	$(1,522)	$1	$(47)	$(85)	$1,460	$(442)	$1,757	$(65)

Totals	$2,169	$223	$(1,522)	$1	$(47)	$(85)	$1,460	$(442)	$1,757	$(65)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$1,757	Third Party Vendor	Broker Quote	62.50 - 100.50

Total	$1,757

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio II

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.6%
CORPORATE BONDS & NOTES 28.7%
BANKING & FINANCE 21.2%
Abbey National Treasury Services PLC
4.000% due 04/27/2016	$5,000	$5,046
ABN AMRO Bank NV
1.375% due 01/22/2016	1,560	1,561
American Express Credit Corp.
0.834% due 07/29/2016	475	475
American Honda Finance Corp.
0.782% due 05/26/2016	1,400	1,401
0.823% due 10/07/2016	3,040	3,046
2.125% due 02/28/2017	500	505
2.600% due 09/20/2016	8,195	8,295
Asian Development Bank
0.327% due 05/13/2016	12,000	12,000
Bank of America Corp.
1.406% due 03/22/2016	10,100	10,101
3.625% due 03/17/2016	100	101
3.750% due 07/12/2016	4,500	4,557
6.500% due 08/01/2016	19,985	20,571
Bank of America N.A.
0.832% due 11/14/2016	2,300	2,299
0.902% due 06/05/2017	14,900	14,855
Bank of Nova Scotia
2.150% due 08/03/2016	2,100	2,112
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.087% due 09/09/2016	2,000	2,003
Banque Federative du Credit Mutuel S.A.
1.167% due 01/20/2017	3,000	3,012
1.173% due 10/28/2016	2,750	2,758
Bear Stearns Cos. LLC
0.768% due 11/21/2016	15,293	15,272
BPCE S.A.
0.934% due 11/18/2016	9,100	9,104
1.570% due 04/25/2016	3,000	3,008
Caisse Centrale Desjardins
2.550% due 03/24/2016	5,000	5,021
Canadian Imperial Bank of Commerce
2.750% due 01/27/2016	31,400	31,432
Citigroup, Inc.
1.280% due 07/25/2016	35,500	35,555
1.402% due 04/01/2016	300	300
5.850% due 08/02/2016	19,600	20,109
Credit Agricole S.A.
0.996% due 06/02/2017	16,300	16,246
Credit Suisse AG
0.792% due 03/11/2016	20,400	20,385
2.600% due 05/27/2016	1,355	1,362
Danske Bank A/S
3.875% due 04/14/2016	12,733	12,838
Dexia Credit Local S.A.
0.597% due 01/21/2016	25,500	25,497
0.615% due 01/17/2016	60,300	60,295
0.724% due 11/07/2016	700	701
DNB Boligkreditt A/S
2.900% due 03/29/2016	21,500	21,582
Erste Abwicklungsanstalt
0.476% due 02/11/2016	30,000	29,991
0.624% due 01/29/2016	5,000	5,000
0.652% due 06/07/2016	2,200	2,201
FMS Wertmanagement AoeR
0.333% due 01/28/2016	10,000	9,998
Ford Motor Credit Co. LLC
1.500% due 01/17/2017	200	199
1.594% due 05/09/2016	4,500	4,507
2.500% due 01/15/2016	3,900	3,901
3.984% due 06/15/2016	3,000	3,034
GE Capital International Funding Co.
0.964% due 04/15/2016	5,555	5,558
General Electric Capital Corp.
5.000% due 01/08/2016	6,600	6,602
General Motors Financial Co., Inc.
2.750% due 05/15/2016	6,314	6,333
Goldman Sachs Group, Inc.
1.036% due 03/22/2016	11,350	11,340

1.061% due 06/04/2017	18,700	18,654
3.625% due 02/07/2016	15,870	15,911
5.350% due 01/15/2016	8,000	8,008
HSBC Finance Corp.
0.844% due 06/01/2016	19,895	19,861
HSBC USA, Inc.
0.872% due 03/03/2017	500	499
ING Bank NV
0.664% due 01/04/2016	20,100	20,100
Inter-American Development Bank
0.341% due 02/11/2016	103,000	102,995
Intesa Sanpaolo SpA
3.125% due 01/15/2016	2,900	2,902
JPMorgan Chase & Co.
0.814% due 11/18/2016	5,800	5,798
0.882% due 02/15/2017	27,500	27,490
1.027% due 02/26/2016	3,800	3,800
JPMorgan Chase Bank N.A.
0.832% due 06/13/2016	4,800	4,793
KFW
0.500% due 04/19/2016	8,100	8,095
Kookmin Bank
1.375% due 01/15/2016	4,000	4,000
Landeskreditbank Baden-Wuerttemberg Foerderbank
2.250% due 07/15/2016	5,000	5,038
Landwirtschaftliche Rentenbank
2.500% due 02/15/2016	3,000	3,006
3.125% due 01/15/2016	4,000	4,003
Lloyds Bank PLC
4.875% due 01/21/2016	4,940	4,948
Loews Corp.
5.250% due 03/15/2016	1,700	1,714
Macquarie Bank Ltd.
0.902% due 02/26/2017	2,850	2,849
0.953% due 10/27/2017	500	498
0.962% due 06/15/2016	1,200	1,199
1.384% due 03/24/2017	13,900	13,899
1.650% due 03/24/2017	3,000	2,996
Metropolitan Life Global Funding
0.851% due 07/15/2016	3,000	3,005
Morgan Stanley
1.643% due 02/25/2016	7,400	7,407
1.750% due 02/25/2016	8,600	8,610
3.800% due 04/29/2016	4,500	4,538
MUFG Union Bank N.A.
0.734% due 05/05/2017	600	597
1.353% due 09/26/2016	13,200	13,202
1.500% due 09/26/2016	6,126	6,142
Nederlandse Waterschapsbank NV
0.500% due 03/04/2016	2,000	2,000
0.750% due 03/29/2016	5,400	5,401
Nordea Bank AB
0.819% due 05/13/2016	2,000	2,001
Oesterreichische Kontrollbank AG
0.537% due 02/26/2016	2,000	2,000
PACCAR Financial Corp.
0.642% due 06/06/2017	1,000	998
PNC Bank N.A.
1.150% due 11/01/2016	5,000	5,001
Pricoa Global Funding
1.150% due 11/25/2016	4,000	4,000
Rabobank Group
0.653% due 04/28/2017	2,000	1,998
Royal Bank of Scotland PLC
4.375% due 03/16/2016	3,500	3,523
Santander Holdings USA, Inc.
4.625% due 04/19/2016	10,590	10,684
Standard Chartered PLC
3.200% due 05/12/2016	13,900	14,001
Sumitomo Mitsui Banking Corp.
0.641% due 07/11/2017	1,500	1,495
0.751% due 01/10/2017	5,600	5,585
1.450% due 07/19/2016	1,500	1,503
Svensk Exportkredit AB
0.625% due 05/31/2016	2,500	2,499
Swedbank Hypotek AB
2.125% due 08/31/2016	4,350	4,378
2.950% due 03/28/2016	10,500	10,548
Toronto-Dominion Bank
1.625% due 09/14/2016	2,000	2,008
Toyota Motor Credit Corp.
0.654% due 05/17/2016	14,500	14,505
UBS AG
0.974% due 06/01/2017	11,000	10,981
1.103% due 09/26/2016	7,500	7,502

Vesey Street Investment Trust
4.404% due 09/01/2016	2,300	2,345
Wachovia Corp.
0.691% due 10/15/2016	8,510	8,496

		912,078

INDUSTRIALS 4.0%
Actavis Funding SCS
1.289% due 09/01/2016	2,160	2,162
Allergan, Inc.
5.750% due 04/01/2016	3,000	3,025
Amgen, Inc.
2.300% due 06/15/2016	4,000	4,023
2.500% due 11/15/2016	7,974	8,058
Becton Dickinson and Co.
0.962% due 06/15/2016	23,800	23,792
1.750% due 11/08/2016	2,000	2,010
Canadian Natural Resources Ltd.
0.978% due 03/30/2016	1,500	1,497
Chevron Corp.
0.724% due 11/09/2017	5,500	5,496
ConAgra Foods, Inc.
1.300% due 01/25/2016	3,700	3,701
Daimler Finance North America LLC
1.009% due 08/01/2016	7,500	7,497
1.250% due 01/11/2016	17,679	17,680
1.450% due 08/01/2016	1,500	1,502
3.000% due 03/28/2016	2,000	2,008
Deutsche Telekom International Finance BV
3.125% due 04/11/2016	5,000	5,028
Express Scripts Holding Co.
3.125% due 05/15/2016	2,552	2,569
Johnson & Johnson
0.482% due 11/28/2016	21,500	21,497
Mondelez International, Inc.
4.125% due 02/09/2016	1,298	1,301
NBCUniversal Enterprise, Inc.
0.858% due 04/15/2016	7,750	7,747
NBCUniversal Media LLC
2.875% due 04/01/2016	800	804
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016	2,500	2,500
1.303% due 09/26/2016	3,000	3,000
Occidental Petroleum Corp.
2.500% due 02/01/2016	3,781	3,784
Penske Truck Leasing Co. LP
2.500% due 03/15/2016	6,600	6,612
PepsiCo, Inc.
0.700% due 02/26/2016	900	900
Tyco Electronics Group S.A.
0.524% due 01/29/2016	6,000	5,998
Union Pacific Corp.
7.000% due 02/01/2016	1,000	1,005
UnitedHealth Group, Inc.
0.765% due 01/17/2017	1,700	1,702
Volkswagen Group of America Finance LLC
0.658% due 11/22/2016	7,000	6,882
1.250% due 05/23/2017	1,000	976
Volkswagen International Finance NV
0.804% due 11/18/2016	11,500	11,332
2.375% due 03/22/2017	2,500	2,492
Walgreens Boots Alliance, Inc.
0.814% due 05/18/2016	900	897

		169,477

UTILITIES 3.5%
AT&T, Inc.
0.741% due 02/12/2016	12,300	12,295
1.023% due 03/30/2017	16,200	16,163
2.950% due 05/15/2016	9,805	9,866
BellSouth Corp.
4.821% due 04/26/2021	2,500	2,530
BP Capital Markets PLC
0.764% due 11/07/2016	10,000	9,988
Orange S.A.
2.750% due 09/14/2016	7,240	7,323
Shell International Finance BV
0.572% due 11/15/2016	5,000	4,997
0.661% due 05/10/2017	6,700	6,693
Verizon Communications, Inc.
2.042% due 09/15/2016	76,738	77,221

Vodafone Group PLC
0.752% due 02/19/2016	5,000	4,997

		152,073

Total Corporate Bonds & Notes (Cost $1,235,054)		1,233,628

CONVERTIBLE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Nordic Investment Bank
0.500% due 04/14/2016	7,000	6,997

Total Convertible Bonds & Notes (Cost $6,998)		6,997

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State General Obligation Notes, Series 2013
1.250% due 11/01/2016	3,000	3,012

Total Municipal Bonds & Notes (Cost $3,015)		3,012

U.S. GOVERNMENT AGENCIES 4.9%
Federal Farm Credit Bank
0.480% due 12/30/2016	27,300	27,275
0.490% due 03/22/2017	2,750	2,746
0.500% due 07/29/2016 - 04/10/2017	7,700	7,696
0.525% due 12/28/2016	22,100	22,089
0.530% due 07/20/2016 - 09/19/2016	46,100	46,098
0.600% due 05/23/2017	2,800	2,799
0.630% due 04/11/2016	8,000	8,003
0.650% due 06/14/2017	75,000	75,032
0.730% due 09/14/2017	7,500	7,511
Federal Farm Credit Banks
0.485% due 11/13/2017	4,500	4,498
Federal Home Loan Bank
0.560% due 11/07/2016	9,300	9,281

Total U.S. Government Agencies (Cost $213,003)		213,028

U.S. TREASURY OBLIGATIONS 2.4%
U.S. Treasury Floating Rate Notes
0.428% due 10/31/2017	53,800	53,756
U.S. Treasury Notes
0.500% due 08/31/2016 (b)	22,000	21,978
0.625% due 08/15/2016	30,000	29,996

Total U.S. Treasury Obligations (Cost $105,804)		105,730

ASSET-BACKED SECURITIES 1.2%
Ally Auto Receivables Trust
0.390% due 08/15/2016	1,279	1,279
American Express Credit Account Master Trust
0.621% due 01/15/2020	3,000	2,999
BMW Vehicle Lease Trust
0.420% due 10/20/2016	9,116	9,116
Dell Equipment Finance Trust
0.530% due 10/24/2016	5,963	5,963
Ford Credit Auto Lease Trust
0.430% due 11/15/2016	6,578	6,578
GM Financial Automobile Leasing Trust
0.400% due 06/20/2016	57	57
Hyundai Auto Lease Securitization Trust
0.380% due 06/15/2016	1,204	1,204
Mercedes-Benz Auto Receivables Trust
0.390% due 08/15/2016	973	972
0.430% due 11/15/2016	17,080	17,064
Nissan Auto Receivables Owner Trust
0.400% due 10/17/2016	5,438	5,434

Total Asset-Backed Securities (Cost $50,687)		50,666

SOVEREIGN ISSUES 2.3%
Austria Government International Bond
1.750% due 06/17/2016	2,500	2,511
Development Bank of Japan, Inc.
1.625% due 10/05/2016	5,000	5,020
2.750% due 03/15/2016	3,000	3,012
Hydro-Quebec
2.000% due 06/30/2016	1,220	1,227
7.500% due 04/01/2016	10,000	10,149
Japan Bank for International Cooperation
2.500% due 01/21/2016	2,200	2,202
5.250% due 03/23/2016	15,300	15,444

Province of Ontario
1.000% due 07/22/2016	6,320	6,323
2.300% due 05/10/2016	29,000	29,143
5.450% due 04/27/2016	7,114	7,214
Province of Quebec
9.000% due 04/01/2016	5,000	5,093
State of North Rhine-Westphalia
0.623% due 04/28/2017	10,000	10,008
0.654% due 05/03/2017	3,000	3,005

Total Sovereign Issues (Cost $100,495)		100,351

SHORT-TERM INSTRUMENTS 58.8%
CERTIFICATES OF DEPOSIT 0.1%
Sumitomo Mitsui Banking Corp.
0.644% due 04/29/2016	2,300	2,299

COMMERCIAL PAPER 3.3%
AutoNation, Inc.
0.950% due 01/04/2016	2,500	2,500
1.015% due 01/07/2016	2,500	2,500
BAT International Finance PLC
0.590% due 01/13/2016	1,000	1,000
Comcast Corp.
0.560% due 01/05/2016	1,940	1,940
Deutsche Telekom AG
0.550% due 01/14/2016	10,700	10,698
0.735% due 01/07/2016	8,700	8,699
0.810% due 01/12/2016	3,000	2,999
0.930% due 01/11/2016	7,500	7,499
Duke Energy Corp.
0.650% due 01/08/2016	3,000	3,000
0.720% due 01/13/2016	8,500	8,499
Electricite de France S.A.
1.510% due 01/09/2017	9,500	9,348
EMC Corp.
0.680% due 01/04/2016	6,000	6,000
0.950% due 01/04/2016	3,400	3,400
1.015% due 01/11/2016	8,200	8,199
Entergy Corp.
0.965% due 01/20/2016	2,600	2,599
Enterprise Products Operating LLC
0.550% due 01/26/2016	1,000	1,000
0.560% due 01/13/2016	7,000	6,999
Ford Motor Credit Co.
0.910% due 01/11/2016	8,000	7,998
1.070% due 01/07/2016	10,000	9,999
Hewlett Packard Enterprise Co.
0.610% due 01/11/2016	5,000	4,999
0.700% due 01/08/2016	9,000	8,999
Hitachi Capital America Corp.
0.950% due 01/07/2016	1,300	1,300
Hyundai Capital America
0.580% due 01/21/2016	4,000	3,999
0.590% due 01/22/2016	4,500	4,499
Pitney Bowes, Inc.
1.050% due 01/12/2016	1,200	1,200
Plains All American Pipeline LP
0.650% due 01/05/2016	4,000	4,000
Thomson Reuters Corp.
0.700% due 01/11/2016	2,000	2,000
0.700% due 01/13/2016	1,000	1,000
0.710% due 02/08/2016	700	699
Volvo Group Treasury N.A.
0.700% due 01/12/2016	4,000	3,999

		141,570

REPURCHASE AGREEMENTS (a) 53.4%		2,292,700

SHORT-TERM NOTES 2.0%
AmeriCredit Automobile Receivables Trust 2015-A
0.500% due 11/08/2016	8,576	8,576
Chrysler Capital Auto Receivables Trust 2015-B
0.480% due 11/15/2016	4,956	4,955
Dominion Resources, Inc.
1.106% due 05/12/2016	19,500	19,494

Federal Farm Credit Banks
0.530% due 08/12/2016	11,000	10,999
0.550% due 07/01/2016	41,200	41,205
0.580% due 12/14/2016	1,300	1,300

		86,529

Total Short-Term Instruments (Cost $2,523,104)		2,523,098

Total Investments in Securities (Cost $4,238,160)		4,236,510

Total Investments 98.6% (Cost $4,238,160)		$4,236,510
Other Assets and Liabilities, net 1.4%		58,202

Net Assets 100.0%		$4,294,712

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.550%	12/31/2015	01/04/2016	$100,900	U.S. Treasury Notes 1.000% - 2.125% due 06/30/2019 - 12/31/2022	$(102,763)	$100,900	$100,906
	0.750	12/31/2015	01/04/2016	100,000	Ginnie Mae 2.245% - 4.552% due 12/20/2045 - 12/01/2065	(73,888)	100,000	100,008
BOS	0.420	12/21/2015	01/04/2016	100,000	U.S. Treasury Notes 1.375% due 02/29/2020	(102,142)	100,000	100,016
DEU	0.350	12/31/2015	01/04/2016	7,000	U.S. Treasury Bonds 2.875% due 05/15/2043	(7,152)	7,000	7,000
	0.420	01/04/2016	01/05/2016	400	U.S. Treasury Bonds 3.625% due 08/15/2043	(409)	400	400
FAR	0.550	12/28/2015	01/04/2016	100,000	Freddie Mac 2.500% due 04/01/2030	(103,135)	100,000	100,011
IND	0.480	12/31/2015	01/04/2016	245,500	U.S. Treasury Notes 1.375% due 08/31/2020	(250,606)	245,500	245,513
JPS	0.430	12/28/2015	01/04/2016	100,000	U.S. Treasury Floating Rate Note 0.313% due 10/31/2016	(51,098)	100,000	100,009
					U.S. Treasury Notes 1.000% due 10/31/2016	(51,044)
	0.450	12/29/2015	01/05/2016	50,000	U.S. Treasury Notes 2.000% due 04/30/2016	(51,043)	50,000	50,004
	0.490	12/30/2015	01/06/2016	100,000	U.S. Treasury Notes 1.750% due 02/28/2022	(102,585)	100,000	100,007
MBC	0.550	12/30/2015	01/06/2016	200,000	U.S. Treasury Inflation Protected Securities 0.125% - 0.625% due 07/15/2021 - 07/15/2024	(207,172)	200,000	200,015
	0.560	12/29/2015	01/05/2016	150,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	(154,918)	150,000	150,014
NXN	0.550	12/31/2015	01/04/2016	1,000,000	U.S. Treasury Bonds 3.625% due 08/15/2043 - 02/15/2044	(1,021,915)	1,000,000	1,000,061
RDR	0.540	12/31/2015	01/04/2016	38,900	U.S. Treasury Notes 2.125% due 12/31/2022	(39,775)	38,900	38,903

Total Repurchase Agreements						$(2,319,645)	$2,292,700	$2,292,867

(1)	Includes accrued interest.

(b)	Securities with an aggregate market value of $332 and cash of $1,146 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$912,078	$0	$912,078
Industrials	0	169,477	0	169,477
Utilities	0	152,073	0	152,073
Convertible Bonds & Notes
Banking & Finance	0	6,997	0	6,997
Municipal Bonds & Notes
California	0	3,012	0	3,012
U.S. Government Agencies	0	213,028	0	213,028
U.S. Treasury Obligations	0	105,730	0	105,730
Asset-Backed Securities	0	50,666	0	50,666
Sovereign Issues	0	100,351	0	100,351
Short-Term Instruments
Certificates of Deposit	0	2,299	0	2,299
Commercial Paper	0	141,570	0	141,570
Repurchase Agreements	0	2,292,700	0	2,292,700
Short-Term Notes	0	86,529	0	86,529

Total Investments	$0	$4,236,510	$0	$4,236,510

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio III

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7%
CORPORATE BONDS & NOTES 44.1%
BANKING & FINANCE 32.9%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		$5,545	$5,596
ABN AMRO Bank NV
1.375% due 01/22/2016		11,300	11,309
American Express Credit Corp.
0.834% due 07/29/2016		31,025	31,035
2.800% due 09/19/2016		2,705	2,740
American Honda Finance Corp.
0.491% due 07/14/2017		1,150	1,149
0.782% due 05/26/2016		4,650	4,655
0.823% due 10/07/2016		1,000	1,002
2.125% due 02/28/2017		700	708
2.600% due 09/20/2016		4,550	4,606
Aon Corp.
3.125% due 05/27/2016		800	806
Asian Development Bank
0.327% due 05/13/2016		97,000	96,997
2.500% due 03/15/2016		50,000	50,182
Banco de Sabadell S.A.
3.500% due 01/19/2016	EUR	57,000	61,964
Bank Nederlandse Gemeenten NV
0.485% due 07/18/2016		$19,446	19,454
0.625% due 07/18/2016		2,075	2,072
Bank of America Corp.
1.250% due 01/11/2016		51,190	51,194
1.406% due 03/22/2016		48,440	48,443
3.625% due 03/17/2016		800	804
3.750% due 07/12/2016		34,300	34,735
6.500% due 08/01/2016		135,000	138,957
Bank of America N.A.
0.764% due 05/08/2017		24,375	24,323
0.792% due 06/15/2016		250	250
0.832% due 11/14/2016		800	800
0.902% due 06/05/2017		58,250	58,076
Bank of Montreal
2.625% due 01/25/2016		42,235	42,279
Bank of Nova Scotia
0.950% due 03/15/2016		1,500	1,501
2.150% due 08/03/2016		29,850	30,016
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.857% due 02/26/2016		35,760	35,757
1.087% due 09/09/2016		14,150	14,169
1.550% due 09/09/2016		3,316	3,323
Banque Federative du Credit Mutuel S.A.
1.167% due 01/20/2017		16,600	16,667
1.173% due 10/28/2016		19,196	19,254
BBVA Bancomer S.A.
4.500% due 03/10/2016		9,250	9,300
BPCE S.A.
0.934% due 11/18/2016		10,800	10,805
1.570% due 04/25/2016		39,637	39,746
Caisse Centrale Desjardins
2.550% due 03/24/2016		41,310	41,480
Canadian Imperial Bank of Commerce
2.750% due 01/27/2016		230,350	230,588
Citigroup, Inc.
0.747% due 06/09/2016		4,400	4,388
1.027% due 03/10/2017		3,300	3,293
1.042% due 11/15/2016		900	901
1.280% due 07/25/2016		203,800	204,115
1.402% due 04/01/2016		17,100	17,099
3.953% due 06/15/2016		3,000	3,042
5.850% due 08/02/2016		121,100	124,246
Commonwealth Bank of Australia
0.750% due 01/15/2016		3,000	3,000
Credit Agricole S.A.
0.996% due 06/02/2017		14,200	14,153
1.047% due 06/12/2017		33,100	33,016
1.462% due 10/03/2016		5,200	5,217
1.625% due 04/15/2016		5,700	5,711
Credit Suisse AG
0.792% due 03/11/2016		107,000	106,921

Danske Bank A/S
3.875% due 04/14/2016	7,610	7,673
Dexia Credit Local S.A.
0.597% due 01/21/2016	210,200	210,172
0.615% due 01/17/2016	153,600	153,586
0.721% due 01/11/2017	8,750	8,747
0.724% due 11/07/2016	12,700	12,713
DNB Boligkreditt A/S
2.900% due 03/29/2016	140,365	140,903
Erste Abwicklungsanstalt
0.476% due 02/11/2016	56,400	56,384
0.624% due 01/29/2016	33,800	33,799
0.652% due 06/07/2016	19,400	19,407
European Bank for Reconstruction & Development
2.500% due 03/15/2016	44,300	44,482
European Investment Bank
0.625% due 04/15/2016	25,041	25,037
FMS Wertmanagement AoeR
0.333% due 01/28/2016	39,000	38,994
0.643% due 09/27/2016	24,600	24,581
Ford Motor Credit Co. LLC
0.794% due 11/08/2016	6,545	6,501
1.095% due 01/17/2017	36,445	36,174
1.500% due 01/17/2017	30,179	29,975
1.594% due 05/09/2016	25,345	25,382
1.700% due 05/09/2016	24,090	24,116
2.500% due 01/15/2016	26,570	26,576
3.984% due 06/15/2016	19,637	19,857
4.207% due 04/15/2016	19,858	20,018
GE Capital International Funding Co.
0.964% due 04/15/2016	16,638	16,646
General Electric Capital Corp.
0.918% due 01/08/2016	8,500	8,500
1.000% due 01/08/2016	6,900	6,900
5.000% due 01/08/2016	600	600
General Motors Financial Co., Inc.
2.750% due 05/15/2016	91,176	91,451
Goldman Sachs Group, Inc.
1.036% due 03/22/2016	16,000	15,986
1.061% due 06/04/2017	247,750	247,133
3.625% due 02/07/2016	31,700	31,781
5.350% due 01/15/2016	45,682	45,730
Harley-Davidson Financial Services, Inc.
3.875% due 03/15/2016	3,350	3,373
HSBC Finance Corp.
0.844% due 06/01/2016	19,930	19,896
5.500% due 01/19/2016	23,922	23,961
HSBC USA, Inc.
0.872% due 03/03/2017	76,600	76,472
ING Bank NV
0.664% due 01/04/2016	121,850	121,850
Inter-American Development Bank
0.341% due 02/11/2016	86,100	86,096
0.492% due 12/12/2016	23,000	23,004
Intesa Sanpaolo SpA
3.125% due 01/15/2016	8,500	8,504
Jackson National Life Global Funding
1.250% due 02/21/2017	1,100	1,097
John Deere Capital Corp.
0.750% due 01/22/2016	7,975	7,975
JPMorgan Chase & Co.
0.814% due 11/18/2016	4,600	4,599
0.882% due 02/15/2017	96,950	96,913
1.027% due 02/26/2016	195,366	195,388
2.600% due 01/15/2016	38,200	38,216
3.150% due 07/05/2016	300	303
3.450% due 03/01/2016	700	703
JPMorgan Chase Bank N.A.
0.832% due 06/13/2016	11,100	11,085
0.836% due 06/02/2017	34,600	34,490
KEB Hana Bank
1.375% due 02/05/2016	1,000	1,000
4.000% due 11/03/2016	1,000	1,020
4.875% due 01/14/2016	1,000	1,001
KFW
0.471% due 10/13/2016	2,100	2,103
0.500% due 04/19/2016	32,900	32,881
0.500% due 07/15/2016	11,200	11,183
5.125% due 03/14/2016	9,800	9,893
Kookmin Bank
1.375% due 01/15/2016	27,644	27,644
Landwirtschaftliche Rentenbank
2.500% due 02/15/2016	5,000	5,010
Lloyds Bank PLC
4.875% due 01/21/2016	28,200	28,244

Loews Corp.
5.250% due 03/15/2016		10,500	10,587
Macquarie Bank Ltd.
0.902% due 02/26/2017		58,500	58,489
0.953% due 10/27/2017		1,600	1,593
1.384% due 03/24/2017		84,550	84,546
1.650% due 03/24/2017		22,065	22,038
2.000% due 08/15/2016		7,800	7,831
Metropolitan Life Global Funding
0.701% due 04/10/2017		1,200	1,201
0.851% due 07/15/2016		18,255	18,285
Morgan Stanley
0.765% due 10/18/2016		11,500	11,479
1.643% due 02/25/2016		20,000	20,017
1.750% due 02/25/2016		9,971	9,983
3.800% due 04/29/2016		27,600	27,836
MUFG Union Bank N.A.
0.734% due 05/05/2017		10,650	10,602
1.353% due 09/26/2016		49,475	49,483
1.500% due 09/26/2016		6,082	6,097
5.950% due 05/11/2016		3,068	3,119
National Bank of Canada
2.200% due 10/19/2016		10,850	10,951
National Rural Utilities Cooperative Finance Corp.
0.678% due 11/23/2016		750	751
Nederlandse Waterschapsbank NV
0.500% due 03/04/2016		9,500	9,498
0.750% due 03/29/2016		40,405	40,414
New York Life Global Funding
0.552% due 09/06/2016		5,700	5,695
Nordea Bank AB
0.819% due 05/13/2016		1,520	1,521
NRW Bank
0.408% due 02/22/2016		5,400	5,399
0.518% due 07/08/2016		12,600	12,604
Nykredit Realkredit A/S
1.000% due 07/01/2016	DKK	560,000	81,965
1.000% due 10/01/2016		707,200	103,749
2.000% due 01/01/2016		965,000	140,413
2.000% due 04/01/2016		500,000	73,097
2.000% due 10/01/2016		247,000	36,466
2.000% due 01/01/2017		155,000	23,050
Oesterreichische Kontrollbank AG
4.875% due 02/16/2016		$3,000	3,014
PACCAR Financial Corp.
0.642% due 06/06/2017		4,850	4,838
PNC Bank N.A.
1.125% due 01/27/2017		5,375	5,358
1.150% due 11/01/2016		13,130	13,133
1.300% due 10/03/2016		10,090	10,113
Pricoa Global Funding
0.512% due 05/16/2016		21,800	21,790
1.150% due 11/25/2016		2,000	2,000
Rabobank Group
0.653% due 04/28/2017		49,375	49,335
Realkredit Danmark A/S
1.000% due 04/01/2016	DKK	476,000	69,419
2.000% due 01/01/2016		431,500	62,786
2.000% due 04/01/2016		600,000	87,683
2.000% due 01/01/2017		250,000	37,116
4.000% due 01/01/2016		300,000	43,652
Royal Bank of Scotland PLC
4.375% due 03/16/2016		$25,000	25,164
Santander Holdings USA, Inc.
4.625% due 04/19/2016		25,700	25,927
Standard Chartered PLC
3.200% due 05/12/2016		92,932	93,609
Sumitomo Mitsui Banking Corp.
0.751% due 01/10/2017		21,785	21,726
0.985% due 07/19/2016		10,250	10,262
1.450% due 07/19/2016		19,000	19,031
2.900% due 07/22/2016		1,000	1,010
3.100% due 01/14/2016		7,835	7,839
Suncorp-Metway Ltd.
0.848% due 05/23/2016		1,600	1,599
Svensk Exportkredit AB
0.474% due 04/29/2016		350,000	350,133
Swedbank Hypotek AB
2.125% due 08/31/2016		24,100	24,256
2.950% due 03/28/2016		71,598	71,928
Toronto-Dominion Bank
1.625% due 09/14/2016		6,456	6,482
Toyota Motor Credit Corp.
0.654% due 05/17/2016		83,965	83,994
2.800% due 01/11/2016		12,500	12,504

UBS AG
0.750% due 03/24/2016	13,045	13,040
0.974% due 06/01/2017	68,925	68,809
1.103% due 09/26/2016	28,200	28,206
Vesey Street Investment Trust
4.404% due 09/01/2016	11,000	11,216
Wachovia Corp.
0.691% due 10/15/2016	15,000	14,975
0.782% due 06/15/2017	1,200	1,197
Wells Fargo & Co.
1.250% due 07/20/2016	4,500	4,507
3.676% due 06/15/2016	1,000	1,013
Wells Fargo Bank N.A.
0.602% due 12/19/2016	10,500	10,499

		6,183,474

INDUSTRIALS 5.5%
Allergan, Inc.
5.750% due 04/01/2016	17,300	17,441
Amgen, Inc.
0.758% due 05/22/2017	4,250	4,241
1.250% due 05/22/2017	4,900	4,883
2.300% due 06/15/2016	20,477	20,597
2.500% due 11/15/2016	23,000	23,243
Anheuser-Busch InBev Finance, Inc.
0.800% due 01/15/2016	3,750	3,750
BAT International Finance PLC
1.125% due 03/29/2016	400	400
Becton Dickinson and Co.
0.962% due 06/15/2016	160,215	160,158
1.750% due 11/08/2016	6,000	6,031
Canadian Natural Resources Ltd.
0.978% due 03/30/2016	4,055	4,046
Chevron Corp.
0.724% due 11/09/2017	39,100	39,071
Cisco Systems, Inc.
0.702% due 03/03/2017	7,000	7,003
ConAgra Foods, Inc.
1.300% due 01/25/2016	21,733	21,736
Daimler Finance North America LLC
0.837% due 03/10/2017	11,700	11,641
1.009% due 08/01/2016	23,885	23,876
1.250% due 01/11/2016	54,000	54,002
1.450% due 08/01/2016	34,207	34,257
3.000% due 03/28/2016	14,850	14,910
Deutsche Telekom International Finance BV
3.125% due 04/11/2016	11,150	11,213
Express Scripts Holding Co.
3.125% due 05/15/2016	19,665	19,798
General Mills, Inc.
0.624% due 01/29/2016	8,421	8,420
GlaxoSmithKline Capital, Inc.
0.700% due 03/18/2016	31,755	31,762
Halliburton Co.
1.000% due 08/01/2016	2,125	2,122
Johnson & Johnson
0.482% due 11/28/2016	115,400	115,386
Kimberly-Clark Corp.
0.482% due 05/15/2016	4,680	4,678
Kinder Morgan, Inc.
8.250% due 02/15/2016	2,675	2,690
NBCUniversal Enterprise, Inc.
0.858% due 04/15/2016	56,560	56,535
NBCUniversal Media LLC
2.875% due 04/01/2016	8,969	9,013
Nissan Motor Acceptance Corp.
0.972% due 03/03/2017	800	798
1.000% due 03/15/2016	14,250	14,252
1.303% due 09/26/2016	19,475	19,475
Norfolk Southern Corp.
5.750% due 01/15/2016	4,583	4,589
Occidental Petroleum Corp.
2.500% due 02/01/2016	4,500	4,504
Penske Truck Leasing Co. LP
2.500% due 03/15/2016	23,381	23,423
PepsiCo, Inc.
0.700% due 02/26/2016	4,500	4,499
Sanofi
2.625% due 03/29/2016	11,070	11,118
Schlumberger S.A.
2.650% due 01/15/2016	662	662
Statoil ASA
1.800% due 11/23/2016	1,200	1,207

Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	7,000	7,045
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	10,000	10,056
Total Capital S.A.
2.300% due 03/15/2016	13,031	13,068
Tyco Electronics Group S.A.
0.524% due 01/29/2016	46,500	46,486
Tyson Foods, Inc.
6.600% due 04/01/2016	4,800	4,864
Union Pacific Corp.
7.000% due 02/01/2016	2,950	2,964
UnitedHealth Group, Inc.
0.765% due 01/17/2017	10,000	10,009
Viacom, Inc.
6.250% due 04/30/2016	2,686	2,728
Volkswagen Group of America Finance LLC
0.658% due 11/22/2016	30,400	29,886
0.748% due 05/23/2017	1,100	1,068
1.250% due 05/23/2017	8,800	8,593
Volkswagen International Finance NV
0.804% due 11/18/2016	84,750	83,515
1.125% due 11/18/2016	11,750	11,610
2.375% due 03/22/2017	3,049	3,039
2.875% due 04/01/2016	990	992
Wal-Mart Stores, Inc.
2.800% due 04/15/2016	5,000	5,028
Walgreens Boots Alliance, Inc.
0.814% due 05/18/2016	3,300	3,289

		1,041,670

UTILITIES 5.7%
AT&T, Inc.
0.741% due 02/12/2016	93,621	93,582
1.023% due 03/30/2017	51,000	50,885
2.950% due 05/15/2016	48,590	48,890
BellSouth Corp.
4.821% due 04/26/2021	5,430	5,495
BP Capital Markets PLC
0.764% due 11/07/2016	44,822	44,768
2.248% due 11/01/2016	3,200	3,228
3.200% due 03/11/2016	16,477	16,557
Orange S.A.
2.750% due 09/14/2016	37,387	37,814
Shell International Finance BV
0.572% due 11/15/2016	16,949	16,940
0.661% due 05/10/2017	63,600	63,528
Verizon Communications, Inc.
0.877% due 06/09/2017	56,100	55,883
1.350% due 06/09/2017	1,700	1,696
2.042% due 09/15/2016	537,156	540,537
2.500% due 09/15/2016	77,203	77,819
Vodafone Group PLC
0.752% due 02/19/2016	3,980	3,978

		1,061,600

Total Corporate Bonds & Notes (Cost $8,309,104)		8,286,744

CONVERTIBLE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Nordic Investment Bank
0.500% due 04/14/2016	30,800	30,787

Total Convertible Bonds & Notes (Cost $30,792)		30,787

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State General Obligation Notes, Series 2013
1.250% due 11/01/2016	18,000	18,070
Orange County, California Revenue Notes, Series 2015
0.680% due 02/01/2016	10,000	10,002

Total Municipal Bonds & Notes (Cost $28,090)		28,072

U.S. GOVERNMENT AGENCIES 1.1%
Federal Farm Credit Bank
0.490% due 03/22/2017	20,850	20,823
0.500% due 04/10/2017 - 07/03/2017	19,050	19,023
0.600% due 05/23/2017	18,700	18,696
0.730% due 09/14/2017	48,300	48,369

Federal Farm Credit Banks
0.485% due 11/13/2017		29,000	28,990
Federal Home Loan Bank
0.560% due 11/07/2016		62,950	62,819
Freddie Mac
3.000% due 01/01/2043 - 05/01/2045		12,703	12,696

Total U.S. Government Agencies (Cost $211,566)			211,416

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Floating Rate Notes
0.428% due 10/31/2017		336,300	336,024
U.S. Treasury Notes
0.375% due 10/31/2016 (d)(f)		16,300	16,252
0.500% due 08/31/2016		142,000	141,856
0.625% due 08/15/2016		323,550	323,512

Total U.S. Treasury Obligations (Cost $818,314)			817,644

ASSET-BACKED SECURITIES 1.2%
Ally Auto Receivables Trust
0.390% due 08/15/2016		2,046	2,046
American Express Credit Account Master Trust
0.621% due 01/15/2020		7,000	6,997
BMW Vehicle Lease Trust
0.420% due 10/20/2016		17,233	17,233
Dell Equipment Finance Trust
0.530% due 10/24/2016		31,306	31,307
Ford Credit Auto Lease Trust
0.430% due 11/15/2016		31,394	31,394
GM Financial Automobile Leasing Trust
0.400% due 06/20/2016		421	421
Hyundai Auto Lease Securitization Trust
0.380% due 06/15/2016		9,268	9,268
Mercedes-Benz Auto Receivables Trust
0.390% due 08/15/2016		2,431	2,431
0.430% due 11/15/2016		92,233	92,146
Nissan Auto Receivables Owner Trust
0.400% due 10/17/2016		36,037	36,007

Total Asset-Backed Securities (Cost $229,370)			229,250

SOVEREIGN ISSUES 6.1%
Austria Government International Bond
1.750% due 06/17/2016		21,155	21,251
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2016 (b)	BRL	292,920	71,598
0.000% due 07/01/2016 (b)		1,383,750	326,292
Development Bank of Japan, Inc.
1.625% due 10/05/2016		$42,800	42,966
2.750% due 03/15/2016		7,000	7,027
Export-Import Bank of Korea
1.107% due 11/26/2016		2,000	2,001
Finland Government International Bond
2.250% due 03/17/2016		80,000	80,263
Hydro-Quebec
2.000% due 06/30/2016		6,000	6,033
7.500% due 04/01/2016		47,760	48,474
Japan Bank for International Cooperation
2.250% due 07/13/2016		49,199	49,550
2.500% due 01/21/2016		48,700	48,736
5.250% due 03/23/2016		15,800	15,949
Kommunalbanken A/S
0.500% due 03/29/2016		23,000	22,992
0.613% due 03/18/2016		178,638	178,532
2.375% due 01/19/2016		5,400	5,404
Kommunekredit
0.875% due 07/29/2016		3,200	3,201
Korea Development Bank
0.945% due 01/22/2017		1,000	1,001
3.250% due 03/09/2016		800	803
Municipality Finance PLC
0.375% due 01/19/2016		5,500	5,500
Province of Ontario
1.000% due 07/22/2016		43,350	43,369
2.300% due 05/10/2016		79,575	79,968
4.750% due 01/19/2016		11,589	11,606
5.450% due 04/27/2016		200	203
Province of Quebec
9.000% due 04/01/2016		4,037	4,112

State of North Rhine-Westphalia
0.623% due 04/28/2017	40,600	40,634
0.654% due 05/03/2017	21,000	21,033

Total Sovereign Issues (Cost $1,201,460)		1,138,498

SHORT-TERM INSTRUMENTS 42.6%
CERTIFICATES OF DEPOSIT 0.2%
Credit Suisse AG
0.698% due 01/28/2016	25,900	25,899
Intesa Sanpaolo SpA
1.701% due 04/11/2016	14,200	14,212
Sumitomo Mitsui Banking Corp.
0.644% due 04/29/2016	4,200	4,199

		44,310

COMMERCIAL PAPER 4.8%
AutoNation, Inc.
0.950% due 01/04/2016	17,500	17,499
1.015% due 01/07/2016	14,500	14,498
BAT International Finance PLC
0.590% due 01/13/2016	5,948	5,947
Comcast Corp.
0.560% due 01/05/2016	10,000	9,999
Deutsche Telekom AG
0.550% due 01/14/2016	75,000	74,985
0.735% due 01/07/2016	54,800	54,795
0.810% due 01/12/2016	17,000	16,997
0.930% due 01/11/2016	44,000	43,993
Duke Energy Corp.
0.650% due 01/08/2016	17,000	16,999
0.720% due 01/13/2016	54,500	54,491
Electricite de France S.A.
1.510% due 01/09/2017	51,350	50,528
EMC Corp.
0.680% due 01/04/2016	22,000	21,999
0.950% due 01/04/2016	17,800	17,799
1.015% due 01/11/2016	44,500	44,496
Entergy Corp.
0.880% due 01/21/2016	3,750	3,749
0.890% due 01/11/2016	3,400	3,399
0.965% due 01/20/2016	9,900	9,896
Enterprise Products Operating LLC
0.550% due 01/26/2016	5,400	5,398
0.560% due 01/13/2016	58,200	58,191
Ford Motor Credit Co.
0.910% due 01/11/2016	18,500	18,497
0.910% due 01/15/2016	20,200	20,195
1.020% due 01/27/2016	57,100	57,071
1.070% due 01/07/2016	30,000	29,997
Hewlett Packard Enterprise Co.
0.610% due 01/11/2016	20,200	20,199
0.700% due 01/08/2016	71,000	70,996
Hitachi Capital America Corp.
0.950% due 01/07/2016	6,900	6,899
Hyundai Capital America
0.510% due 01/13/2016	3,800	3,799
0.520% due 01/08/2016	7,000	6,999
0.520% due 01/11/2016	12,665	12,663
0.580% due 01/21/2016	17,000	16,995
0.590% due 01/22/2016	35,645	35,635
Pitney Bowes, Inc.
1.050% due 01/12/2016	7,700	7,699
Plains All American Pipeline LP
0.650% due 01/05/2016	27,500	27,499
Thomson Reuters Corp.
0.700% due 01/11/2016	17,000	16,998
0.700% due 01/13/2016	3,222	3,222
0.710% due 02/08/2016	2,700	2,699
Volvo Group Treasury N.A.
0.700% due 01/12/2016	20,000	19,997

		903,717

REPURCHASE AGREEMENTS (c) 11.1%		2,081,036

SHORT-TERM NOTES 1.5%
AmeriCredit Automobile Receivables Trust
0.500% due 11/08/2016	61,431	61,431
Chrysler Capital Auto Receivables Trust
0.480% due 11/15/2016	23,952	23,947
Dominion Resources, Inc.
1.106% due 05/12/2016	117,900	117,862

Federal Farm Credit Banks
0.530% due 08/12/2016		74,800	74,797
0.580% due 12/14/2016		6,800	6,799

			284,836

JAPAN TREASURY BILLS 24.8%
(0.032%) due 01/12/2016 - 04/07/2016 (a)	JPY	559,240,000	4,651,806

MEXICO TREASURY BILLS 0.2%
3.336% due 03/03/2016	MXN	500,000	28,910

U.S. TREASURY BILLS 0.0%
0.214% due 01/07/2016 (a)(f)		$3,166	3,166

Total Short-Term Instruments (Cost $7,977,407)			7,997,781

Total Investments in Securities (Cost $18,806,103)			18,740,192

Total Investments 99.7% (Cost $18,806,103)			$18,740,192
Financial Derivative Instruments (e) 1.1% (Cost or Premiums, net $0)			209,761
Other Assets and Liabilities, net (0.8%)			(156,190)

Net Assets 100.0%			$18,793,763

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.420%	12/21/2015	01/04/2016	$150,000	U.S. Treasury Bonds 3.125% - 3.750% due 11/15/2041 - 11/15/2043	$(149,991)	$150,000	$150,025
BSN	0.520	12/31/2015	01/04/2016	73,500	U.S. Treasury Notes 2.625% due 11/15/2020	(75,097)	73,500	73,504
COM	0.610	11/17/2015	01/15/2016	30,750	Brazil Government International Bond 5.875% due 01/15/2019	(31,488)	30,750	30,775
FAR	0.480	12/31/2015	01/04/2016	99,500	U.S. Treasury Notes 1.500% due 10/31/2019	(101,619)	99,500	99,505
	0.550	12/28/2015	01/04/2016	200,000	Freddie Mac 3.500% due 09/01/2045	(206,320)	200,000	200,021
	0.600	12/31/2015	01/04/2016	100,000	Fannie Mae 3.500% due 12/01/2045	(103,246)	100,000	100,007
	0.600	12/31/2015	01/04/2016	50,000	Freddie Mac 3.500% due 08/01/2045	(51,615)	50,000	50,003
IND	0.480	12/31/2015	01/04/2016	6,000	U.S. Treasury Notes 1.375% due 08/31/2020	(6,124)	6,000	6,000
JPS	0.430	12/28/2015	01/04/2016	200,000	U.S. Treasury Notes 0.500% - 1.000% due 08/31/2016 - 07/15/2017	(204,323)	200,000	200,017
	0.450	12/29/2015	01/05/2016	150,000	U.S. Treasury Notes 0.500% - 0.625% due 07/31/2017 - 09/30/2017	(153,125)	150,000	150,011
	0.570	12/31/2015	01/04/2016	300	U.S. Treasury Notes 0.500% due 03/31/2017	(307)	300	300
MBC	0.430	12/23/2015	01/06/2016	47,800	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	(49,412)	47,800	47,807
	0.550	12/30/2015	01/06/2016	150,000	U.S. Treasury Inflation Protected Securities 0.125% - 1.250% due 04/15/2019 - 07/15/2021	(155,132)	150,000	150,012
	0.560	12/31/2015	01/04/2016	469,800	U.S. Treasury Notes 0.500% - 1.750% due 01/31/2017 - 03/31/2022	(485,014)	469,800	469,829
	0.560	12/29/2015	01/05/2016	200,000	U.S. Treasury Inflation Protected Securities 0.125% - 0.250% due 04/15/2019 - 01/15/2025	(206,641)	200,000	200,019
RDR	0.540	12/31/2015	01/04/2016	139,400	U.S. Treasury Notes 2.125% due 12/31/2022	(142,360)	139,400	139,408
SSB	0.010	12/31/2015	01/04/2016	12,986	Fannie Mae 2.170% due 10/17/2022	(13,246)	12,986	12,986
TDM	0.560	12/31/2015	01/04/2016	1,000	U.S. Treasury Bonds 4.500% due 08/15/2039	(1,036)	1,000	1,000

Total Repurchase Agreements						$(2,136,096)	$2,081,036	$2,081,229

(1)	Includes accrued interest.

Short Sales:

Short Sales on U.S. Government Agencies*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac, TBA	3.000%	01/01/2046	$13,000	$(12,945)	$(12,980)

Total Short Sales				$(12,945)	$(12,980)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(d)	Securities with an aggregate market value of $2,250 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2016	BRL	100,000		$25,610	$333	$0
	01/2016	DKK	500,000		70,999	0	(1,754)
	01/2016	JPY	24,000,000		196,006	0	(3,657)
	01/2016		$24,178	BRL	100,000	1,098	0
	01/2016		39,338	EUR	31,424	0	(5,202)
	07/2016	DKK	5,920		$883	16	0
	10/2016		357,200		52,930	432	0
BPS	01/2016	BRL	437,100		143,155	32,671	0
	01/2016	JPY	297,460,000		2,494,194	20,429	(1,442)
	01/2016		$108,331	BRL	437,100	4,442	(2,290)
	02/2016	JPY	17,070,000		$139,231	0	(2,893)
	03/2016		125,810,000		1,028,217	0	(19,565)
	07/2016	BRL	445,750		129,109	22,937	0
	01/2017	DKK	410,420		61,208	617	0
BRC	01/2016	JPY	8,000,000		66,834	279	0
CBK	01/2016	BRL	297,050		76,073	989	0
	01/2016	DKK	2,810		423	14	0
	01/2016		$72,068	BRL	297,050	3,016	0
	02/2016	JPY	36,930,000		$303,221	0	(4,191)
	04/2016	DKK	1,100,000		157,096	0	(3,391)
DUB	04/2016		15,830		2,260	0	(50)
	10/2016		4,655		695	11	0
GLM	01/2016	JPY	50,300		412	0	(7)
	04/2016		$101,072	BRL	415,000	689	0
	07/2016	BRL	430,000		$101,944	0	(477)
	01/2017	DKK	11,150		1,659	13	0
HUS	01/2016	BRL	1,000		311	58	0
	01/2016	DKK	379,286		56,149	961	0
	01/2016	JPY	50,000,000		413,597	0	(2,368)
	01/2016		$256	BRL	1,000	0	(3)
	04/2016	DKK	476,000		$67,967	0	(1,480)
	10/2016		605,400		90,358	1,382	0
JPM	01/2016	BRL	662,550		204,984	37,515	0
	01/2016	DKK	12,090		1,775	16	0
	01/2016	EUR	89,527		120,477	23,225	0
	01/2016		$169,676	BRL	662,550	0	(2,207)
	02/2016		75,828	JPY	9,130,000	157	0
	03/2016	MXN	496,236		$28,981	256	0
	04/2016		$45,761	BRL	185,080	0	(378)
	07/2016	BRL	192,000		$46,204	471	0
MSB	01/2016		415,900		106,510	1,385	0
	01/2016	DKK	841,866		121,954	1,184	(1,726)
	01/2016		$100,667	BRL	415,900	4,578	(120)
	01/2016		415	JPY	50,300	3	0
	02/2016	EUR	9		$10	0	0
	02/2016	JPY	79,500		654	0	(7)
	04/2016	BRL	893,000		272,635	53,666	0
	07/2016		281,000		68,910	1,979	0
	07/2016	DKK	560,000		83,484	1,487	0
SCX	04/2016		12,690		1,805	0	(46)
UAG	01/2016	BRL	358,500		138,508	47,892	0
	01/2016	DKK	4,091		603	8	0
	01/2016		$91,810	BRL	358,500	0	(1,194)

Total Forward Foreign Currency Contracts						$264,209	$(54,448)

(f)	Securities with an aggregate market value of $7,966 and cash of $7,970 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,183,474	$0	$6,183,474
Industrials	0	1,041,670	0	1,041,670
Utilities	0	1,061,600	0	1,061,600
Convertible Bonds & Notes
Banking & Finance	0	30,787	0	30,787
Municipal Bonds & Notes
California	0	28,072	0	28,072
U.S. Government Agencies	0	211,416	0	211,416
U.S. Treasury Obligations	0	817,644	0	817,644
Asset-Backed Securities	0	229,250	0	229,250
Sovereign Issues	0	1,138,498	0	1,138,498
Short-Term Instruments
Certificates of Deposit	0	44,310	0	44,310
Commercial Paper	0	903,717	0	903,717
Repurchase Agreements	0	2,081,036	0	2,081,036
Short-Term Notes	0	284,836	0	284,836
Japan Treasury Bills	0	4,651,806	0	4,651,806
Mexico Treasury Bills	0	28,910	0	28,910
U.S. Treasury Bills	0	3,166	0	3,166

Total Investments	$0	$18,740,192	$0	$18,740,192

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(12,980)	$0	$(12,980)

Financial Derivative Instruments - Assets
Over the counter	$0	$264,209	$0	$264,209

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(54,448)	$0	$(54,448)

Totals	$0	$18,936,973	$0	$18,936,973

There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.2%
CORPORATE BONDS & NOTES 1.5%
BANKING & FINANCE 0.6%
Countrywide Financial Corp.
6.250% due 05/15/2016	$5,000	$5,085
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^	2,000	151

		5,236

INDUSTRIALS 0.9%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	5,939	6,239
UAL Pass-Through Trust
6.636% due 01/02/2024	927	988

		7,227

Total Corporate Bonds & Notes (Cost $13,282)		12,463

U.S. GOVERNMENT AGENCIES 6.9%
Fannie Mae
0.281% due 12/25/2036	213	213
0.482% due 12/25/2036	11	11
0.542% due 03/25/2034	161	161
0.622% due 05/25/2035	41	41
0.722% due 01/25/2034	33	33
0.730% due 03/25/2027	88	86
0.751% due 11/17/2030	25	25
0.752% due 03/25/2027	188	189
0.760% due 05/18/2032	90	91
0.772% due 05/25/2042 - 09/25/2042	324	322
0.801% due 09/17/2027	57	58
0.810% due 10/18/2030	69	70
0.822% due 08/25/2017 - 12/25/2033	171	171
0.860% due 11/18/2030	44	45
0.862% due 05/25/2036	55	55
0.872% due 10/25/2030	64	64
0.922% due 08/25/2031 - 01/25/2033	138	140
0.972% due 12/25/2021 - 12/25/2030	57	57
1.022% due 04/25/2022 - 12/25/2023	58	58
1.072% due 10/25/2022 - 11/25/2031	125	128
1.122% due 09/25/2022 - 04/25/2032	90	91
1.172% due 05/25/2022	57	58
1.222% due 09/25/2020	22	22
1.252% due 01/25/2022	39	40
1.422% due 12/25/2023 - 04/25/2032	320	328
1.443% due 07/01/2042 - 07/01/2044	853	875
1.493% due 09/01/2041	44	45
1.572% due 04/25/2023 - 10/25/2023	114	118
1.622% due 05/25/2022 - 01/25/2024	165	168
1.643% due 09/01/2040	7	7
1.667% due 08/01/2028	214	223
1.687% due 07/01/2033	250	250
1.750% due 07/01/2017	1	1
1.772% due 07/01/2035	423	448
1.775% due 06/01/2033	254	269
1.790% due 12/01/2032	50	52
1.813% due 05/01/2034	93	96
1.817% due 10/01/2034	320	334
1.827% due 12/01/2032	114	117
1.841% due 05/01/2032	62	66
1.849% due 04/25/2023	12	13
1.852% due 06/01/2020	1	1
1.853% due 01/01/2033	19	20
1.855% due 01/01/2035	10	11
1.875% due 11/01/2036	173	178
1.876% due 06/01/2035	85	89
1.878% due 10/01/2024	14	15
1.879% due 04/01/2028 - 02/01/2032	65	67
1.890% due 02/01/2037	56	59
1.891% due 09/01/2033	47	49
1.893% due 07/01/2022 - 08/01/2032	7	7
1.901% due 07/01/2027 - 11/01/2040	52	55
1.912% due 04/01/2033	138	144
1.915% due 10/01/2032	19	19

1.919% due 09/01/2033	203	211
1.931% due 01/01/2035	57	60
1.940% due 07/01/2034	165	173
1.942% due 04/01/2035	25	27
1.944% due 07/01/2035	38	40
1.945% due 07/01/2035	47	50
1.950% due 03/25/2022	7	7
1.952% due 07/01/2036	95	96
1.953% due 05/01/2035	59	62
1.961% due 11/01/2033	293	307
1.965% due 10/01/2032 - 05/01/2034	201	206
1.968% due 02/01/2035	47	49
1.972% due 02/01/2035	239	250
1.976% due 09/01/2034	69	72
1.977% due 07/01/2034	377	395
1.980% due 01/01/2035	155	162
1.995% due 10/01/2035 - 07/01/2036	319	330
2.018% due 03/01/2034	295	307
2.020% due 07/01/2033	226	239
2.022% due 06/01/2034	54	54
2.025% due 11/01/2022 - 09/01/2033	104	109
2.027% due 09/01/2033	98	103
2.040% due 01/01/2034	126	130
2.046% due 07/01/2037	115	121
2.050% due 10/25/2021	12	12
2.056% due 04/01/2034	50	53
2.057% due 01/01/2033	128	128
2.083% due 04/01/2037	83	88
2.111% due 11/01/2035	89	93
2.120% due 02/01/2035 - 05/01/2035	419	425
2.122% due 11/01/2035	55	58
2.125% due 01/01/2033	98	103
2.143% due 07/01/2033	169	180
2.150% due 05/01/2030 - 01/01/2037	30	31
2.153% due 01/01/2034	67	67
2.160% due 08/01/2035	151	155
2.164% due 01/01/2034	5	5
2.189% due 01/01/2033	10	11
2.195% due 04/01/2034	39	41
2.208% due 12/01/2035	7	7
2.214% due 04/01/2033	19	20
2.216% due 01/01/2033	30	31
2.226% due 02/01/2034	276	294
2.237% due 02/01/2034	159	167
2.246% due 03/01/2035	323	340
2.247% due 05/01/2033	17	18
2.248% due 11/01/2035	39	41
2.250% due 08/01/2034 - 03/01/2036	226	237
2.255% due 12/01/2034	36	38
2.256% due 03/01/2033	90	90
2.261% due 12/01/2034	89	94
2.265% due 02/01/2035	94	100
2.271% due 05/01/2036	127	135
2.275% due 03/01/2035	122	125
2.280% due 03/01/2034	22	22
2.294% due 07/01/2034	130	138
2.295% due 04/01/2034	170	174
2.316% due 08/01/2033	3	3
2.317% due 09/01/2033	210	221
2.320% due 01/01/2035	93	98
2.321% due 12/01/2035 - 04/01/2036	41	43
2.326% due 03/01/2033	12	13
2.343% due 01/01/2036	8	8
2.346% due 11/01/2034	31	33
2.349% due 01/01/2019	43	44
2.350% due 07/01/2034	44	46
2.355% due 07/01/2033 - 12/01/2035	235	241
2.356% due 05/01/2037	424	441
2.360% due 01/01/2035	98	103
2.364% due 11/01/2034	276	289
2.365% due 11/01/2032	36	38
2.369% due 06/01/2037	80	85
2.371% due 06/01/2035	30	31
2.373% due 03/01/2035	9	10
2.375% due 06/01/2019 - 04/01/2035	708	738
2.376% due 08/01/2035	248	263
2.378% due 12/01/2033	104	109
2.382% due 01/01/2036	385	412
2.384% due 04/01/2033	43	46
2.386% due 04/01/2040	514	546
2.388% due 02/01/2035	95	101
2.396% due 09/01/2033	49	52
2.397% due 07/01/2035	4	4
2.398% due 04/01/2035	37	39
2.400% due 08/01/2034	137	141
2.420% due 07/01/2036	79	79

2.423% due 12/01/2033	148	156
2.425% due 02/01/2034	111	118
2.427% due 11/01/2026	244	254
2.437% due 01/01/2033	11	12
2.440% due 05/01/2035	111	113
2.441% due 01/01/2033	7	8
2.443% due 07/01/2035	15	16
2.445% due 07/01/2037	165	177
2.450% due 02/01/2035	36	38
2.451% due 02/01/2036	102	109
2.454% due 04/01/2035	58	61
2.455% due 08/01/2033 - 09/01/2033	149	156
2.460% due 04/01/2035 - 09/01/2035	192	202
2.464% due 01/01/2036	18	19
2.465% due 09/01/2034	151	154
2.471% due 10/01/2034	27	29
2.473% due 07/01/2035	100	107
2.475% due 12/01/2036	222	234
2.481% due 04/01/2033	3	3
2.490% due 06/01/2027 - 08/01/2035	90	94
2.495% due 04/01/2036	205	210
2.499% due 10/01/2033	295	312
2.500% due 06/01/2034 - 07/01/2035	77	80
2.501% due 07/01/2026 - 06/01/2030	302	317
2.502% due 12/01/2032	47	47
2.504% due 12/01/2033	287	287
2.506% due 10/01/2035	48	51
2.510% due 07/01/2029 - 11/01/2043	138	141
2.511% due 11/01/2031	26	28
2.516% due 10/01/2033	113	117
2.517% due 09/01/2036	5	5
2.523% due 11/01/2033 - 05/01/2036	434	460
2.525% due 09/01/2032	7	7
2.527% due 11/01/2033	396	413
2.530% due 07/01/2017	2	2
2.538% due 03/01/2033	88	93
2.545% due 11/01/2034	70	74
2.548% due 11/01/2034	36	38
2.560% due 06/01/2036	116	123
2.561% due 12/01/2036	20	22
2.581% due 12/01/2035	39	41
2.587% due 10/01/2033 - 11/01/2033	376	399
2.605% due 01/01/2033	5	5
2.614% due 11/01/2034	26	27
2.615% due 10/01/2043	17	17
2.618% due 09/01/2029	185	190
2.633% due 06/01/2030	2	2
2.643% due 09/01/2035	616	654
2.644% due 06/01/2034	275	277
2.649% due 04/01/2035	35	37
2.650% due 11/01/2032 - 08/01/2033	630	662
2.659% due 11/01/2033	79	84
2.670% due 12/01/2035	66	66
2.720% due 07/01/2019	2	2
2.739% due 08/01/2037	634	661
2.750% due 03/01/2034 - 06/01/2034	223	229
2.758% due 03/01/2035	249	264
2.765% due 07/01/2019	5	5
2.836% due 12/01/2030	4	4
2.853% due 04/01/2033	257	258
2.979% due 12/01/2018	3	3
2.990% due 09/01/2017 - 08/01/2024	10	10
3.003% due 05/01/2036	301	314
3.075% due 01/01/2018	2	2
3.108% due 03/01/2030	560	578
3.194% due 08/25/2042	48	51
3.207% due 05/01/2036	111	116
3.215% due 09/01/2018	6	6
3.221% due 09/01/2035	295	315
3.224% due 12/01/2018	4	4
3.310% due 02/25/2032	47	48
3.750% due 06/01/2021	13	13
3.822% due 05/01/2036	98	103
4.000% due 08/25/2018	7	7
4.500% due 09/25/2018	16	17
5.240% due 03/01/2038	103	105
5.500% due 08/25/2020	20	21
5.735% due 12/25/2042	175	196
6.000% due 02/25/2017 - 08/25/2044	79	86
6.250% due 05/25/2042	41	48
6.454% due 11/01/2047	380	385
6.500% due 07/25/2021 - 01/25/2044	980	1,087
6.528% due 09/01/2024	512	524
6.700% due 10/01/2047	122	122
7.000% due 02/25/2023 - 02/25/2044	157	176
7.500% due 05/01/2028 - 05/25/2042	52	57

8.000% due 08/25/2022 - 10/01/2026	144	159
9.000% due 03/25/2020 - 01/01/2026	74	79
9.500% due 07/01/2021	9	10
Freddie Mac
0.631% due 03/15/2036	7	7
0.681% due 02/15/2029 - 03/15/2029	69	70
0.682% due 08/25/2031	677	664
0.702% due 09/25/2031	399	394
0.731% due 07/15/2026 - 01/15/2033	222	224
0.772% due 06/25/2029	114	113
0.781% due 03/15/2024 - 08/15/2029	225	227
0.822% due 05/25/2043	1,418	1,410
0.831% due 05/15/2023 - 01/15/2032	255	258
0.881% due 08/15/2029 - 03/15/2032	215	218
0.931% due 08/15/2022 - 12/15/2031	319	323
1.031% due 04/15/2022	20	20
1.443% due 10/25/2044 - 02/25/2045	1,057	1,076
1.643% due 07/25/2044	4,887	4,969
1.655% due 09/01/2037	390	397
1.893% due 01/01/2030	63	65
1.901% due 02/01/2019	23	24
1.969% due 03/01/2035	67	70
1.980% due 12/01/2035	64	67
2.040% due 01/01/2037	58	59
2.136% due 04/01/2036	400	399
2.165% due 09/01/2034	156	161
2.225% due 08/01/2033	37	39
2.244% due 02/01/2037	26	28
2.254% due 11/01/2024	31	31
2.274% due 12/01/2034	254	268
2.286% due 12/01/2036	111	118
2.290% due 09/01/2035	255	264
2.356% due 12/01/2024	159	163
2.374% due 10/01/2027	18	18
2.375% due 11/01/2029	65	66
2.391% due 03/01/2030	80	81
2.393% due 12/01/2032	32	34
2.396% due 03/01/2036	285	300
2.405% due 03/01/2036	411	428
2.415% due 08/01/2035 - 07/01/2036	415	425
2.416% due 08/01/2035	9	10
2.420% due 04/01/2036	33	33
2.422% due 02/01/2035	75	78
2.434% due 02/01/2036	22	23
2.450% due 07/01/2033 - 05/01/2035	304	321
2.451% due 01/01/2036	95	101
2.462% due 01/01/2035 - 01/01/2037	27	28
2.469% due 09/01/2034	50	53
2.472% due 07/01/2035	135	142
2.474% due 08/01/2035	337	354
2.475% due 09/01/2030 - 05/01/2035	468	486
2.480% due 11/01/2036	680	715
2.485% due 07/01/2036	1	1
2.489% due 05/01/2033	3	3
2.491% due 06/01/2036	70	71
2.492% due 02/01/2036	55	59
2.493% due 03/01/2032	157	166
2.495% due 07/01/2033	6	6
2.496% due 08/01/2035	43	46
2.500% due 04/01/2032 - 09/01/2035	581	606
2.505% due 01/01/2035 - 07/01/2035	92	94
2.520% due 11/01/2036	6	6
2.521% due 09/01/2035	26	28
2.530% due 09/01/2034	380	404
2.536% due 04/01/2035	131	134
2.545% due 01/01/2036 - 09/01/2037	415	439
2.550% due 02/01/2036	13	13
2.561% due 04/01/2034	10	11
2.568% due 11/01/2033	74	78
2.576% due 01/01/2034	652	693
2.578% due 08/01/2036	56	57
2.582% due 09/01/2034	163	166
2.586% due 06/01/2035	6	6
2.590% due 09/01/2035	19	20
2.595% due 10/01/2034	1	2
2.601% due 01/01/2030	171	178
2.605% due 09/01/2035	114	116
2.608% due 11/01/2033	238	251
2.610% due 12/01/2034	21	22
2.617% due 06/01/2035	24	26
2.618% due 09/01/2035	92	98
2.640% due 12/01/2035	29	31
2.645% due 11/01/2036	35	37
2.670% due 12/01/2034	20	21
2.699% due 02/01/2036	29	31
2.754% due 08/01/2023	13	13

2.759% due 02/01/2035	517	554
2.790% due 11/01/2034	174	175
2.835% due 08/01/2037	502	527
2.837% due 03/01/2035	106	113
2.871% due 10/01/2035	395	418
2.970% due 01/01/2027	277	288
3.027% due 07/01/2019	2	2
3.364% due 09/01/2030	304	319
3.626% due 04/01/2030	523	554
4.500% due 03/15/2021 - 04/15/2032	309	337
5.500% due 05/15/2017 - 10/15/2032	24	27
5.676% due 03/01/2036	11	11
6.000% due 09/15/2016 - 05/01/2035	84	93
6.080% due 07/01/2037	247	257
6.115% due 09/01/2036	237	237
6.250% due 12/15/2023	9	10
7.000% due 06/01/2017 - 07/15/2027	80	89
8.500% due 11/15/2021	103	117
Ginnie Mae
0.545% due 01/16/2031	17	17
0.710% due 06/20/2032	44	44
0.745% due 03/16/2029 - 02/16/2032	129	129
0.795% due 03/16/2031	37	37
0.845% due 04/16/2030 - 04/16/2032	94	94
1.625% due 10/20/2029	599	623
1.750% due 01/20/2027 - 04/20/2033	428	440
1.875% due 07/20/2026 - 09/20/2032	745	770
2.000% due 02/20/2025	12	12

Total U.S. Government Agencies (Cost $55,493)		57,173

NON-AGENCY MORTGAGE-BACKED SECURITIES 46.0%
Adjustable Rate Mortgage Trust
0.672% due 10/25/2035	19	18
1.162% due 02/25/2035	174	174
2.797% due 11/25/2035 ^	394	338
2.897% due 03/25/2035	70	68
American Home Mortgage Investment Trust
1.002% due 02/25/2045	2,769	2,749
2.314% due 10/25/2034	232	232
2.654% due 02/25/2045	486	493
BAMLL Re-REMIC Trust
5.383% due 11/15/2016	2,656	2,691
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	377	389
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	2,650	2,685
Banc of America Funding Ltd.
0.463% due 11/03/2041	4,522	4,500
0.503% due 10/03/2039	2,000	1,969
Banc of America Funding Trust
2.512% due 06/25/2034	925	930
2.754% due 05/25/2035	36,196	36,935
2.835% due 03/20/2035	40	40
2.870% due 11/20/2035 ^	277	247
Banc of America Mortgage Trust
2.623% due 06/25/2034	59	58
2.665% due 02/25/2034	926	906
2.691% due 04/25/2034	172	173
2.777% due 01/25/2035	99	99
2.791% due 05/25/2033	584	584
2.861% due 01/25/2034	114	114
2.869% due 11/25/2034	28	28
2.874% due 09/25/2033	250	246
2.955% due 10/25/2035 ^	157	148
2.993% due 10/25/2033	759	776
3.048% due 11/25/2033	140	140
3.187% due 02/25/2033	199	198
5.000% due 12/25/2018	16	16
6.500% due 09/25/2033	288	291
BCAP LLC Trust
0.351% due 06/26/2037	1,662	1,628
0.431% due 02/26/2036	5,027	4,825
2.000% due 05/26/2037	1,249	1,249
2.185% due 12/26/2036	1,326	1,326
2.231% due 06/26/2037	169	169
2.450% due 03/26/2037	651	656
2.555% due 11/26/2035	2,557	2,536
2.580% due 10/26/2035	1,357	1,364
2.678% due 04/26/2036	6,321	6,397
2.682% due 04/26/2037	2,608	2,569
2.738% due 07/26/2036	907	905
2.746% due 02/26/2036	6,280	6,317
2.763% due 10/26/2035	957	961
2.793% due 05/20/2035	1,669	1,669

2.802% due 05/26/2047	821	821
2.840% due 04/26/2037	304	305
4.408% due 07/26/2037	688	691
5.250% due 06/26/2035	2,739	2,856
5.500% due 12/26/2035	597	600
5.500% due 02/26/2036	1,807	1,847
6.000% due 08/26/2037	745	749
6.500% due 02/26/2036	4,269	4,035
BCRR Trust
5.794% due 08/17/2045	7,604	7,831
Bear Stearns Adjustable Rate Mortgage Trust
2.233% due 10/25/2033	1	1
2.429% due 02/25/2033	7	7
2.537% due 04/25/2033	181	182
2.543% due 10/25/2033	40	40
2.581% due 02/25/2033	7	7
2.700% due 05/25/2033	1	1
2.770% due 02/25/2034	143	142
2.825% due 10/25/2034	29	29
2.842% due 10/25/2035	669	670
2.868% due 01/25/2034	632	633
2.883% due 02/25/2034	952	920
2.894% due 01/25/2035	112	111
3.059% due 01/25/2034	200	203
3.140% due 07/25/2034	87	87
3.147% due 01/25/2035	103	101
Bear Stearns ALT-A Trust
0.582% due 02/25/2034	675	620
0.762% due 08/25/2036	13	10
2.702% due 11/25/2036 ^	552	400
Bear Stearns Commercial Mortgage Securities Trust
5.317% due 02/11/2044	7,026	7,240
Chase Mortgage Finance Trust
2.678% due 12/25/2035 ^	104	97
2.684% due 12/25/2035 ^	158	144
2.702% due 02/25/2037	1,690	1,564
Citigroup Mortgage Loan Trust, Inc.
1.021% due 08/25/2035 ^	578	438
1.523% due 08/25/2034	8	8
2.430% due 09/25/2035	307	308
2.659% due 03/25/2034	64	64
2.660% due 05/25/2035	241	239
2.740% due 11/25/2035	658	631
Countrywide Alternative Loan Trust
0.622% due 06/25/2037	2,478	2,134
1.647% due 08/25/2035	4,724	4,285
2.592% due 10/25/2035 ^	149	136
2.804% due 06/25/2037	422	133
Countrywide Home Loan Mortgage Pass-Through Trust
0.772% due 08/25/2035 ^	242	153
2.511% due 06/20/2035	341	330
2.526% due 08/25/2033	217	205
2.538% due 08/25/2034 ^	1,606	1,411
2.602% due 02/20/2036 ^	65	57
2.646% due 11/25/2034	3,898	3,719
2.711% due 12/25/2033	187	188
2.745% due 11/19/2033	73	72
2.866% due 11/19/2033	24	23
5.500% due 11/25/2035 ^	370	350
Credit Suisse First Boston Mortgage Securities Corp.
2.053% due 07/25/2033	435	422
2.350% due 07/25/2033	432	429
2.501% due 10/25/2033	672	682
2.632% due 11/25/2032	19	19
2.637% due 01/25/2034	1,188	1,181
Credit Suisse Mortgage Capital Certificates
4.408% due 07/26/2037	8,955	9,014
5.695% due 09/15/2040	284	292
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	81	83
5.250% due 06/25/2035	356	360
Deutsche Mortgage & Asset Receiving Corp.
1.321% due 07/27/2045	9,221	9,187
First Horizon Alternative Mortgage Securities Trust
2.215% due 08/25/2034	613	607
2.380% due 07/25/2035	265	212
First Horizon Mortgage Pass-Through Trust
0.692% due 02/25/2035	119	108
1.128% due 02/25/2035	816	763
2.608% due 04/25/2035	801	798
2.611% due 02/25/2034	408	406
First Republic Bank Mortgage Pass-Through Certificates
0.902% due 06/25/2030	226	226
First Republic Mortgage Loan Trust
1.131% due 11/15/2032	295	279

GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	4,821	4,996
GMAC Commercial Mortgage Securities, Inc.
6.481% due 09/15/2033	763	789
GMAC Mortgage Corp. Loan Trust
3.036% due 11/19/2035	339	318
GS Mortgage Securities Trust
2.081% due 07/15/2031	10,000	9,980
GSR Mortgage Loan Trust
0.612% due 08/25/2046	516	505
0.772% due 01/25/2034	451	439
1.860% due 03/25/2033	23	22
2.261% due 06/25/2034	22	21
2.311% due 06/25/2034	199	194
2.678% due 05/25/2035	202	189
2.798% due 09/25/2034	7,448	7,114
2.806% due 09/25/2035	17,020	17,456
2.842% due 08/25/2034	146	143
6.000% due 03/25/2032	8	9
HarborView Mortgage Loan Trust
0.592% due 02/19/2046	1,279	1,109
0.622% due 05/19/2035	80	67
Impac CMB Trust
1.062% due 08/25/2035	2,390	2,128
IndyMac Adjustable Rate Mortgage Trust
1.864% due 01/25/2032	52	51
IndyMac Mortgage Loan Trust
0.612% due 09/25/2046	649	533
1.202% due 05/25/2034	172	162
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	18	13
JPMorgan Chase Commercial Mortgage Securities Trust
5.695% due 02/12/2049	9,378	9,789
JPMorgan Mortgage Trust
2.104% due 11/25/2033	33	32
2.534% due 07/25/2035	55	54
2.555% due 11/25/2035	400	376
2.594% due 09/25/2034	3	3
2.677% due 11/25/2033	64	65
2.683% due 07/25/2035	868	870
2.726% due 07/25/2035	832	807
2.775% due 04/25/2035	538	543
2.786% due 10/25/2035	657	650
MASTR Adjustable Rate Mortgages Trust
2.258% due 12/25/2033	166	163
2.270% due 02/25/2034	389	381
2.642% due 09/25/2033	776	780
2.642% due 08/25/2034	3,685	3,673
2.690% due 01/25/2036	271	269
2.698% due 08/25/2034	1,159	1,145
2.772% due 11/21/2034	219	226
2.807% due 07/25/2034	1,747	1,663
2.816% due 01/25/2034	40	39
MASTR Asset Securitization Trust
5.500% due 09/25/2033	674	702
Merrill Lynch Mortgage Investors Trust
1.042% due 08/25/2028	142	137
1.082% due 06/25/2028	332	319
1.350% due 03/25/2028	548	516
2.186% due 04/25/2035	1,161	1,132
2.496% due 02/25/2035	280	281
2.680% due 09/25/2033	21	21
3.011% due 02/25/2034	91	88
Morgan Stanley Capital Trust
5.447% due 02/12/2044	7,113	7,278
Morgan Stanley Mortgage Loan Trust
0.742% due 01/25/2035	1,714	1,613
2.500% due 02/25/2034	7	7
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045	21,899	22,652
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.716% due 10/25/2035	70	66
3.359% due 05/25/2035	94	94
Prime Mortgage Trust
0.822% due 02/25/2034	70	66
5.000% due 08/25/2034	76	77
6.000% due 02/25/2034	29	31
Provident Funding Mortgage Loan Trust
2.505% due 05/25/2035	85	85
RBSSP Resecuritization Trust
0.492% due 08/26/2045	457	430
0.541% due 03/26/2037	306	301
Residential Accredit Loans, Inc. Trust
0.822% due 01/25/2033	5	5
3.156% due 04/25/2035 ^	2	0

Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	61	63
7.500% due 12/25/2031	577	600
Residential Asset Securitization Trust
3.750% due 10/25/2018	3	3
5.250% due 04/25/2034	217	225
Residential Funding Mortgage Securities, Inc. Trust
3.808% due 02/25/2036 ^	275	251
6.500% due 03/25/2032	22	23
Royal Bank of Scotland Capital Funding Trust
5.420% due 01/16/2049	480	488
6.068% due 09/17/2039	9,998	10,511
Sequoia Mortgage Trust
0.779% due 03/20/2035	649	587
1.007% due 10/20/2027	255	250
1.055% due 05/20/2034	2,026	1,951
1.162% due 04/20/2033	70	68
1.952% due 07/20/2034	57	56
Silver Oak Ltd.
2.020% due 06/21/2018	19,000	19,072
Structured Adjustable Rate Mortgage Loan Trust
0.662% due 03/25/2035	192	162
0.722% due 09/25/2034	258	113
0.862% due 08/25/2035	1,252	1,177
2.504% due 08/25/2034	2,305	2,251
2.540% due 09/25/2034	425	423
2.561% due 08/25/2034	1,368	1,341
Structured Asset Mortgage Investments Trust
1.082% due 11/19/2033	91	86
1.082% due 05/19/2035	409	399
1.102% due 12/19/2034	6,182	6,015
1.102% due 02/19/2035	5,848	5,665
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.907% due 05/25/2032	9	9
2.427% due 07/25/2032	15	13
2.446% due 03/25/2033	413	407
2.482% due 09/25/2033	110	108
2.488% due 06/25/2033	3,729	3,666
2.613% due 11/25/2033	109	107
WaMu Mortgage Pass-Through Certificates Trust
0.642% due 08/25/2046 ^	372	37
0.682% due 11/25/2045	8,767	8,269
0.692% due 12/25/2045	4,415	4,144
0.712% due 07/25/2045	11,148	10,559
0.712% due 10/25/2045	5,560	5,163
0.712% due 12/25/2045	4,653	4,312
1.222% due 01/25/2045	2,218	2,118
1.257% due 08/25/2046	120	100
1.457% due 11/25/2042	246	232
1.643% due 08/25/2042	22	21
2.151% due 08/25/2046	2,707	2,436
2.151% due 09/25/2046	6,900	6,325
2.292% due 02/25/2037 ^	520	467
2.429% due 10/25/2035 ^	1,230	225
2.484% due 08/25/2033	1,229	959
2.495% due 09/25/2035	951	924
2.535% due 10/25/2033	497	509
Washington Mutual Mortgage Pass-Through Certificates Trust
1.770% due 02/25/2031	1	1
2.193% due 02/25/2033	29	28
2.270% due 02/25/2033	40	40
2.426% due 11/25/2030	206	206
2.477% due 06/25/2033	48	48
7.000% due 03/25/2034	98	104
Wells Fargo Mortgage-Backed Securities Trust
0.922% due 07/25/2037 ^	393	343
2.634% due 10/25/2033	42	42
2.680% due 12/25/2033	101	101
2.683% due 04/25/2035	307	309
2.706% due 01/25/2034	182	187
2.726% due 06/25/2034	87	87
2.728% due 06/25/2035	82	83
2.736% due 08/25/2033	458	467
2.738% due 12/25/2034	978	986
2.738% due 06/25/2035	117	120
2.740% due 08/25/2035	48	47
2.740% due 10/25/2035	119	116
2.744% due 04/25/2036 ^	23	23
2.749% due 05/25/2034	18	18
2.762% due 09/25/2034	260	264
2.786% due 12/25/2033	192	194
6.000% due 09/25/2036 ^	82	79

Wells Fargo Re-REMIC Trust
5.713% due 05/16/2017	9,000	9,297

Total Non-Agency Mortgage-Backed Securities (Cost $383,436)		383,449

ASSET-BACKED SECURITIES 22.3%
Accredited Mortgage Loan Trust
1.182% due 01/25/2034	191	157
ACE Securities Corp. Home Equity Loan Trust
0.622% due 02/25/2036	10,422	10,370
3.047% due 06/25/2033 ^	816	806
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.772% due 02/25/2033	1,036	984
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.457% due 01/25/2034	513	481
1.472% due 12/25/2033	5,314	5,065
Asset-Backed Funding Certificates Trust
1.042% due 04/25/2034	8,144	8,047
Bear Stearns Asset-Backed Securities Trust
0.832% due 12/25/2035	809	799
1.422% due 11/25/2042	283	263
3.024% due 10/25/2036	2,366	1,901
Bear Stearns Second Lien Trust
1.622% due 12/25/2036	21,100	19,837
Carrington Mortgage Loan Trust
0.602% due 02/25/2036	142	139
Citigroup Mortgage Loan Trust, Inc.
0.852% due 07/25/2035	716	713
0.872% due 07/25/2044	26	26
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	206	208
Conseco Financial Corp.
6.240% due 12/01/2028	221	228
Countrywide Asset-Backed Certificates Trust
0.882% due 09/25/2034	190	187
Credit Suisse First Boston Mortgage Securities Corp.
1.122% due 07/25/2032	1	1
2.072% due 05/25/2043	2,123	2,017
Credit-Based Asset Servicing and Securitization LLC
6.780% due 05/25/2035	795	812
EFS Volunteer LLC
1.101% due 07/26/2027	1,220	1,203
EquiFirst Mortgage Loan Trust
1.470% due 09/25/2033	185	178
FBR Securitization Trust
1.162% due 11/25/2035	3,269	3,242
Fremont Home Loan Trust
1.442% due 06/25/2035	590	573
GSAMP Trust
1.272% due 01/25/2045	1,078	989
GSRPM Mortgage Loan Trust
0.932% due 03/25/2035	4,805	4,749
Home Equity Asset Trust
1.022% due 11/25/2032	8	7
Home Equity Mortgage Trust
5.821% due 04/25/2035	608	620
HSI Asset Securitization Corp. Trust
0.472% due 10/25/2036	10	5
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.872% due 08/25/2035	426	425
0.942% due 10/25/2035	1,600	982
6.372% due 05/25/2033	850	846
Irwin Whole Loan Home Equity Trust
0.962% due 07/25/2032	3	3
JPMorgan Mortgage Acquisition Corp.
0.852% due 12/25/2035	16,793	15,856
Lehman XS Trust
0.572% due 04/25/2037 ^	4,659	3,551
Long Beach Mortgage Loan Trust
0.982% due 10/25/2034	736	694
1.122% due 03/25/2032	38	36
1.127% due 08/25/2035	990	984
1.247% due 06/25/2035	8,312	8,272
1.277% due 07/25/2034	635	615
Merrill Lynch Mortgage Investors Trust
0.782% due 09/25/2036	123	119
Morgan Stanley ABS Capital, Inc. Trust
0.882% due 06/25/2034	87	87
1.622% due 06/25/2033	2,009	1,967
Morgan Stanley Dean Witter Capital, Inc. Trust
1.772% due 02/25/2033	231	221
Morgan Stanley Mortgage Loan Trust
0.492% due 01/25/2047 ^	182	182
Morgan Stanley Structured Trust
0.502% due 06/25/2037	863	860

National Collegiate Student Loan Trust
0.662% due 11/27/2028	9,518	9,343
0.692% due 03/26/2029	15,000	13,758
0.702% due 04/25/2029	2,990	2,946
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Nelnet Student Loan Trust
0.440% due 04/25/2031	2,000	1,949
New Century Home Equity Loan Trust
0.912% due 07/25/2035	533	519
NovaStar Mortgage Funding Trust
0.792% due 01/25/2036	1,719	1,705
Option One Mortgage Loan Trust Asset-Backed Certificates
1.062% due 07/25/2033	208	196
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.457% due 02/25/2035	1,500	1,458
Renaissance Home Equity Loan Trust
1.122% due 08/25/2032	10	9
1.522% due 09/25/2037	4,299	2,308
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,495	1,316
Residential Asset Securities Corp. Trust
0.902% due 08/25/2035	2,000	1,929
5.120% due 12/25/2033	502	463
SLM Private Credit Student Loan Trust
0.692% due 03/15/2024	2,574	2,540
SLM Private Education Loan Trust
3.581% due 05/16/2044	1,901	1,964
SLM Student Loan Trust
0.700% due 01/27/2025	5,020	4,821
Soundview Home Loan Trust
1.722% due 11/25/2033	143	142
Specialty Underwriting & Residential Finance Trust
1.102% due 01/25/2034	323	283
Spirit Master Funding LLC
5.370% due 07/20/2040	10,000	10,494
5.760% due 03/20/2042	9,788	10,449
SpringCastle America Funding LLC
2.700% due 05/25/2023	16,529	16,497
Trapeza CDO Ltd.
1.251% due 11/16/2034	1,000	715
Truman Capital Mortgage Loan Trust
1.172% due 12/25/2032	162	164

Total Asset-Backed Securities (Cost $190,628)		186,275

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (b) 0.1%		769

U.S. TREASURY BILLS 0.4%
0.186% due 01/14/2016 (a)(e)	2,980	2,980

Total Short-Term Instruments (Cost $3,749)		3,749

Total Investments in Securities (Cost $646,588)		643,109

	SHARES
INVESTMENTS IN AFFILIATES 22.7%
SHORT-TERM INSTRUMENTS 22.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.7%
PIMCO Short-Term Floating NAV Portfolio III	19,131,255	188,902

Total Short-Term Instruments (Cost $189,669)		188,902

Total Investments in Affiliates (Cost $189,669)		188,902

Total Investments 99.9% (Cost $836,257)		$832,011
Financial Derivative Instruments (c)(d) (0.4%) (Cost or Premiums, net $(2,505))		(2,922)
Other Assets and Liabilities, net 0.5%		4,713

Net Assets 100.0%		$833,802

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	12/31/2015	01/04/2016	$769	Fannie Mae 2.170% due 10/17/2022	$(787)	$769	$769

Total Repurchase Agreements						$(787)	$769	$769

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	$47,500	$(347)	$(135)	$0	$(11)
Receive	3-Month USD-LIBOR	2.000	12/16/2019	900	(15)	(10)	0	(1)
Receive	3-Month USD-LIBOR	2.000	12/16/2020	28,200	(415)	(495)	0	(51)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	7,600	(154)	(575)	0	(64)

					$(931)	$(1,215)	$0	$(127)

Total Swap Agreements					$(931)	$(1,215)	$0	$(127)

Cash of $2,713 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (5)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	$2,000	$0	$(12)	$0	$(12)

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
JPM	HSBC Finance Corp.	(0.220%)	06/20/2016	0.076%	$3,000	$0	$(2)	$0	$(2)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.IG-7 10-Year Index 15-30%	0.145%	12/20/2016	$25,000	$0	$25	$25	$0
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	23,000	(428)	(100)	0	(528)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	23,000	(661)	(146)	0	(807)
DUB	CDX.IG-7 10-Year Index 15-30%	0.157	12/20/2016	25,000	0	29	29	0
FBF	CMBX.NA.AAA.6 Index	0.500	05/11/2063	5,000	(84)	(31)	0	(115)
GST	CDX.IG-7 10-Year Index 15-30%	0.153	12/20/2016	25,000	0	28	28	0
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	10,000	(582)	100	0	(482)
MYC	CMBX.NA.AAA.6 Index	0.500	05/11/2063	10,000	(193)	(36)	0	(229)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	20,000	(557)	(145)	0	(702)

					$(2,505)	$(276)	$82	$(2,863)

Total Swap Agreements					$(2,505)	$(290)	$82	$(2,877)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Securities with an aggregate market value of $2,980 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,236	$0	$5,236
Industrials	0	7,227	0	7,227
U.S. Government Agencies	0	57,173	0	57,173
Non-Agency Mortgage-Backed Securities	0	376,980	6,469	383,449
Asset-Backed Securities	0	175,826	10,449	186,275
Short-Term Instruments
Repurchase Agreements	0	769	0	769
U.S. Treasury Bills	0	2,980	0	2,980
	$0	$626,191	$16,918	$643,109

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	188,902	0	0	188,902

Total Investments	$188,902	$626,191	$16,918	$832,011

Financial Derivative Instruments - Assets
Over the counter	$0	$82	$0	$82

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(127)	0	(127)
Over the counter	0	(2,877)	0	(2,877)

	$0	$(3,004)	$0	$(3,004)

Totals	$188,902	$623,269	$16,918	$829,089

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$9,037	$0	$(1,677)	$(26)	$(52)	$(54)	$0	$(7,228)	$0	$0
Non-Agency Mortgage-Backed Securities	19,491	0	(13,204)	5	111	66	0	0	6,469	21
Asset-Backed Securities	48,643	0	(27,195)	(27)	68	(546)	0	(10,494)	10,449	(335)

Totals	$77,171	$0	$(42,076)	$(48)	$127	$(534)	$0	$(17,722)	$16,918	$(314)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	6,469	Proxy Pricing	Base Price	98.44 - 99.52
Asset-Backed Securities	10,449	Third Party Vendor	Broker Quote	106.75

Total	$16,918

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Government Sector Portfolio

December 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 175.8%
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	$200	$210

Total Corporate Bonds & Notes (Cost $201)		210

MUNICIPAL BONDS & NOTES 0.1%
IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,475	1,482

Total Municipal Bonds & Notes (Cost $1,475)		1,482

U.S. GOVERNMENT AGENCIES 29.4%
Fannie Mae
0.281% due 12/25/2036	649	648
0.541% due 03/25/2032	396	378
0.542% due 03/25/2034	629	626
0.552% due 03/25/2036	440	422
0.642% due 07/25/2032	545	533
0.662% due 06/25/2033	251	244
0.682% due 06/25/2032	1	1
0.762% due 11/25/2032	2	2
0.772% due 05/25/2042	278	278
0.872% due 08/25/2021 - 03/25/2022	16	17
1.022% due 08/25/2022	6	6
1.122% due 04/25/2022	12	12
1.125% due 04/27/2017	100,000	100,190
1.322% due 04/25/2032	219	224
1.443% due 02/01/2041 - 10/01/2044	5,411	5,545
1.643% due 11/01/2030	1	1
1.859% due 03/01/2035	784	817
1.889% due 11/01/2020	6	7
2.100% due 06/01/2021	374	388
2.111% due 11/01/2035	380	398
2.122% due 11/01/2035	256	269
2.203% due 12/01/2032	5	5
2.220% due 02/01/2026	7	7
2.229% due 09/01/2033	2	2
2.276% due 01/01/2036	3,082	3,232
2.321% due 12/01/2035	78	82
2.351% due 08/01/2036	240	254
2.375% due 09/01/2022	2	2
2.376% due 06/01/2032	1	1
2.379% due 10/01/2032	20	21
2.382% due 05/01/2025	6	7
2.395% due 09/01/2028	6	6
2.400% due 12/01/2031	4	4
2.401% due 07/01/2018	35	36
2.433% due 09/01/2031	36	37
2.436% due 12/01/2022	18	18
2.500% due 05/01/2022	6	6
2.525% due 05/01/2032	1	1
2.543% due 12/01/2029	20	20
2.635% due 12/01/2029	2	2
2.645% due 12/01/2029	7	7
2.665% due 03/01/2018	3	3
2.750% due 09/01/2017 - 01/01/2018	6	7
2.972% due 10/01/2025	24	24
3.625% due 06/01/2025	6	6
3.847% due 08/01/2028	10	10
4.000% due 05/01/2030 - 12/01/2041	3,860	4,099
4.500% due 04/01/2028 - 11/01/2029	749	809
4.640% due 09/01/2026	121	121
6.000% due 06/01/2037	91	103
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	32,003	19,165
0.662% due 07/25/2031	328	316
0.831% due 06/15/2030 - 12/15/2032	95	96
0.881% due 06/15/2031	46	47
1.000% due 03/08/2017	27,700	27,730
1.031% due 02/15/2027	7	7

1.443% due 10/25/2044 - 02/25/2045	3,672	3,736
1.643% due 07/25/2044	1,795	1,825
1.770% due 08/01/2019	15	16
2.144% due 02/01/2024	22	23
2.209% due 03/01/2035	295	305
2.281% due 07/01/2020	30	30
2.323% due 02/01/2018	7	7
2.354% due 12/01/2031	1	1
2.355% due 02/01/2032	8	8
2.390% due 04/01/2027	3	3
2.409% due 02/01/2035	1,529	1,631
2.438% due 02/01/2032	3	3
2.443% due 06/01/2035	3,295	3,493
2.458% due 05/01/2032	6	7
2.481% due 08/01/2031	2	2
2.493% due 03/01/2025	1	1
2.624% due 07/01/2029	10	11
2.653% due 01/01/2032	14	14
2.935% due 08/01/2020	6	6
3.790% due 02/01/2025	6	6
4.500% due 06/15/2035 - 09/15/2035	4,096	4,354
5.000% due 01/15/2034	6,547	7,210
5.400% due 03/17/2021	500	504
5.500% due 08/15/2030 - 10/01/2039	363	403
6.500% due 10/25/2043	812	934
Ginnie Mae
1.625% due 10/20/2023	33	34
1.750% due 04/20/2023 - 04/20/2032	1,137	1,169
1.875% due 07/20/2025 - 08/20/2026	405	419
2.000% due 10/20/2024 - 05/20/2030	215	218
5.000% due 05/20/2034	26,352	28,942
Israel Government AID Bond
0.000% due 11/01/2024 (a)	133,000	102,251
5.500% due 09/18/2023	61,330	73,617
Residual Funding Corp. STRIPS
0.000% due 01/15/2030 (a)	18,000	11,434
Small Business Administration
0.875% due 05/25/2021	151	151
1.000% due 03/25/2025 - 07/25/2025	119	119
1.100% due 01/25/2019	145	145
4.500% due 03/01/2023	236	250
4.760% due 09/01/2025	7,996	8,506
4.770% due 04/01/2024	1,687	1,793
4.930% due 01/01/2024	1,305	1,402
5.240% due 08/01/2023	788	856
7.060% due 11/01/2019	109	114
7.220% due 11/01/2020	130	139
U.S. Department of Housing and Urban Development
5.190% due 08/01/2016	750	750

Total U.S. Government Agencies (Cost $386,147)		424,141

U.S. TREASURY OBLIGATIONS 132.4%
U.S. Treasury Bonds
2.750% due 08/15/2042 (c)	129,200	123,275
2.875% due 05/15/2043	115,600	112,515
3.000% due 05/15/2042 (c)	149,000	149,654
3.000% due 11/15/2044	114,800	114,195
3.125% due 02/15/2042 (c)	259,900	267,889
4.375% due 05/15/2040	50,000	62,814
8.000% due 11/15/2021 (e)	44,700	59,754
U.S. Treasury Notes
0.625% due 09/30/2017 (c)(e)	694,000	689,315
2.000% due 07/31/2022 (c)	333,000	332,176

Total U.S. Treasury Obligations (Cost $1,990,918)		1,911,587

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.7%
Bear Stearns Adjustable Rate Mortgage Trust
2.537% due 04/25/2033	167	168
2.538% due 04/25/2033	84	84
2.581% due 02/25/2033	37	36
2.642% due 04/25/2033	10	10
2.779% due 11/25/2034	1,519	1,504
2.868% due 01/25/2034	408	409
Bear Stearns ALT-A Trust
0.582% due 02/25/2034	2,408	2,210
2.702% due 11/25/2036 ^	27,150	19,696
2.760% due 11/25/2036	19,415	14,865
CBA Commercial Small Balance Commercial Mortgage
0.702% due 12/25/2036	982	886
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.672% due 08/25/2035	705	636
Citigroup Mortgage Loan Trust, Inc.
2.660% due 05/25/2035	1,205	1,193

Countrywide Alternative Loan Trust
0.582% due 02/20/2047 ^	7,701	5,812
0.582% due 02/25/2047	846	710
0.602% due 05/25/2047	5,282	4,367
0.612% due 03/20/2046	6,183	4,696
0.622% due 05/25/2036	77	62
0.632% due 05/25/2035	1,100	917
0.702% due 12/25/2035	370	326
1.257% due 02/25/2036	476	420
5.500% due 03/25/2036 ^	2,190	1,866
Countrywide Home Loan Mortgage Pass-Through Trust
0.652% due 05/25/2035	1,712	1,467
0.712% due 04/25/2035	330	277
1.082% due 02/25/2035	1,041	966
1.102% due 02/25/2035	645	568
2.390% due 04/25/2035	662	554
2.559% due 09/20/2036 ^	6,818	6,096
Credit Suisse First Boston Mortgage Securities Corp.
2.312% due 06/25/2032	17	14
Downey Savings & Loan Association Mortgage Loan Trust
0.662% due 08/19/2045	835	717
First Republic Bank Mortgage Pass-Through Certificates
0.902% due 06/25/2030	302	302
First Republic Mortgage Loan Trust
0.831% due 11/15/2030	314	284
GreenPoint Mortgage Funding Trust
0.862% due 06/25/2045	806	715
GSR Mortgage Loan Trust
2.692% due 04/25/2036	6,657	6,019
HarborView Mortgage Loan Trust
0.532% due 03/19/2037	1,967	1,681
0.622% due 05/19/2035	2,323	1,947
1.142% due 02/19/2034	33	33
Impac CMB Trust
1.422% due 07/25/2033	75	73
IndyMac Mortgage Loan Trust
0.742% due 02/25/2035	3,265	3,042
JPMorgan Mortgage Trust
2.683% due 07/25/2035	1,381	1,383
2.746% due 02/25/2036 ^	1,638	1,457
MASTR Adjustable Rate Mortgages Trust
2.582% due 05/25/2034	304	296
MASTR Asset Securitization Trust
5.500% due 09/25/2033	95	99
Merrill Lynch Mortgage Investors Trust
2.154% due 12/25/2032	112	111
Prime Mortgage Trust
5.000% due 02/25/2019	12	12
Residential Accredit Loans, Inc. Trust
0.722% due 08/25/2035	1,624	1,267
1.617% due 09/25/2045	658	543
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	655	738
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	40	42
Sequoia Mortgage Trust
0.752% due 07/20/2033	1,468	1,390
0.872% due 07/20/2033	1,032	922
1.102% due 10/19/2026	703	689
Structured Adjustable Rate Mortgage Loan Trust
1.657% due 01/25/2035	603	488
Structured Asset Mortgage Investments Trust
0.642% due 05/25/2036	22,713	17,076
0.982% due 07/19/2034	225	224
1.102% due 03/19/2034	448	437
WaMu Mortgage Pass-Through Certificates Trust
0.682% due 11/25/2045	1,826	1,722
0.692% due 12/25/2045	999	966
0.987% due 01/25/2047	1,484	1,351
1.053% due 12/25/2046	3,007	2,748
1.237% due 06/25/2046	4,223	3,964
1.257% due 02/25/2046	3,106	2,865
1.457% due 11/25/2042	550	518
2.149% due 07/25/2046	6,885	6,215
2.151% due 05/25/2046	613	526
2.151% due 08/25/2046	17,311	15,580
2.151% due 09/25/2046	2,933	2,688
2.151% due 10/25/2046	1,361	1,227
2.151% due 12/25/2046	1,384	1,279
2.439% due 03/25/2034	181	182
Washington Mutual Mortgage Loan Trust
1.439% due 05/25/2041	48	47
Washington Mutual Mortgage Pass-Through Certificates Trust
2.193% due 02/25/2033	15	14
2.245% due 05/25/2033	47	47
2.270% due 02/25/2033	2	2

Wells Fargo Mortgage-Backed Securities Trust
2.615% due 11/25/2033	54	55

Total Non-Agency Mortgage-Backed Securities (Cost $185,884)		154,798

ASSET-BACKED SECURITIES 0.8%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.502% due 05/25/2037	31	21
0.851% due 06/15/2031	273	266
0.871% due 11/15/2031	27	26
Bear Stearns Asset-Backed Securities Trust
0.532% due 04/25/2031	2,558	2,576
1.082% due 10/25/2032	50	48
CIT Group Home Equity Loan Trust
0.962% due 06/25/2033	252	237
Citigroup Global Markets Mortgage Securities, Inc.
1.772% due 01/25/2032	125	115
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,098	668
Countrywide Asset-Backed Certificates
0.602% due 09/25/2036	532	526
0.612% due 10/25/2034	465	457
Credit Suisse First Boston Mortgage Securities Corp.
1.042% due 01/25/2032	97	85
Credit-Based Asset Servicing and Securitization LLC
0.492% due 01/25/2037 ^	1,252	568
GE-WMC Mortgage Securities Trust
0.462% due 08/25/2036	66	33
GSAMP Trust
0.492% due 12/25/2036	631	344
0.602% due 11/25/2035	206	32
Home Equity Asset Trust
1.342% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.472% due 10/25/2036	169	89
IXIS Real Estate Capital Trust
0.482% due 05/25/2037	41	14
JPMorgan Mortgage Acquisition Trust
0.502% due 08/25/2036	46	23
L.A. Arena Funding LLC
7.656% due 12/15/2026	34	37
Lehman ABS Mortgage Loan Trust
0.512% due 06/25/2037	731	454
Long Beach Mortgage Loan Trust
0.982% due 10/25/2034	1,548	1,459
MASTR Asset-Backed Securities Trust
0.472% due 11/25/2036	117	54
Merrill Lynch Mortgage Investors Trust
0.542% due 02/25/2037	392	190
Mid-State Trust
7.340% due 07/01/2035	125	135
Morgan Stanley ABS Capital, Inc. Trust
0.482% due 05/25/2037	448	286
Morgan Stanley IXIS Real Estate Capital Trust
0.472% due 11/25/2036	46	20
Morgan Stanley Mortgage Loan Trust
0.492% due 01/25/2047 ^	110	109
New Century Home Equity Loan Trust
0.602% due 05/25/2036	954	716
Renaissance Home Equity Loan Trust
1.122% due 08/25/2032	2	2
Securitized Asset-Backed Receivables LLC Trust
0.482% due 12/25/2036 ^	1,898	749
0.502% due 11/25/2036 ^	752	270
Soundview Home Loan Trust
0.482% due 11/25/2036	638	237
0.502% due 06/25/2037	378	230

Total Asset-Backed Securities (Cost $15,937)		11,077

SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (b) 1.0%		14,886

	SHARES
SHORT-TERM NOTES 1.4%
Federal Home Loan Bank
0.233% due 01/27/2016	1,900	1,900
0.243% due 01/27/2016 - 01/29/2016	2,500	2,500
0.269% due 01/22/2016	1,150	1,150
0.274% due 01/22/2016	2,800	2,800

0.330% due 02/26/2016	7,300	7,297
0.345% due 02/02/2016	300	300
0.386% due 02/09/2016	4,700	4,699

		20,646

Total Short-Term Instruments (Cost $35,529)		35,532

Total Investments in Securities (Cost $2,616,091)		2,538,827

INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	15,161	150

Total Short-Term Instruments (Cost $150)		150

Total Investments in Affiliates (Cost $150)		150

Total Investments 175.8% (Cost $2,616,241)		$2,538,977
Financial Derivative Instruments (d) (0.2%) (Cost or Premiums, net $126)		(3,545)
Other Assets and Liabilities, net (75.6%)		(1,091,356)

Net Assets 100.0%		$1,444,076

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon bond.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	0.350%	12/31/2015	01/04/2016	$9,900	U.S. Treasury Bonds 2.875% due 05/15/2043	$(10,114)	$9,900	$9,900
SSB	0.010	12/31/2015	01/04/2016	4,986	Fannie Mae 2.140% - 2.170% due 10/17/2022 - 11/07/2022	(5,089)	4,986	4,986

Total Repurchase Agreements						$(15,203)	$14,886	$14,886

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.450%	11/06/2015	02/05/2016	$(5,836)	$(5,840)
	0.450	12/09/2015	02/05/2016	(19,402)	(19,409)
BOS	0.520	12/09/2015	01/19/2016	(3,781)	(3,782)
	0.700	12/09/2015	01/08/2016	(1,194)	(1,195)
BSN	0.420	12/09/2015	01/05/2016	(15,621)	(15,626)
	0.470	12/09/2015	01/11/2016	(25,671)	(25,680)
GRE	0.400	12/09/2015	01/15/2016	(22,587)	(22,593)
IND	0.450	01/04/2016	02/04/2016	(47,916)	(47,916)
	0.550	12/09/2015	01/15/2016	(696)	(697)
	0.580	12/08/2015	01/08/2016	(55,093)	(55,116)
	0.590	12/10/2015	01/21/2016	(114,425)	(114,472)
JPS	0.400	11/13/2015	01/13/2016	(216,983)	(217,109)
SCX	0.410	10/21/2015	01/21/2016	(2,346)	(2,348)
	0.410	11/19/2015	01/21/2016	(14,747)	(14,755)
	0.440	11/23/2015	01/21/2016	(100,750)	(100,802)
	0.450	11/02/2015	01/04/2016	(6,893)	(6,899)
	0.450	11/04/2015	01/04/2016	(67,813)	(67,864)
	0.460	11/09/2015	02/09/2016	(169,744)	(169,865)
	0.470	11/09/2015	02/09/2016	(101,327)	(101,400)
	0.560	11/19/2015	01/19/2016	(49,245)	(49,280)
	0.630	12/10/2015	01/21/2016	(114,425)	(114,475)

Total Reverse Repurchase Agreements					$(1,157,123)

(2)	As of December 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2015 was $(1,179,640) at a weighted average interest rate of 0.243%.

Short Sales:

Short Sales on U.S. Government Agencies*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	01/01/2046	$6,000	$(6,349)	$(6,348)
Fannie Mae, TBA	4.000	02/01/2046	11,000	(11,612)	(11,616)
Fannie Mae, TBA	4.500	02/01/2046	3,000	(3,232)	(3,235)

Total Short Sales				$(21,193)	$(21,199)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(c)	Securities with an aggregate market value of $1,153,112 have been pledged as collateral under the terms of master agreements as of December 31, 2015.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$109.000	02/19/2016	681	$6	$5
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.000	02/19/2016	75	1	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	108.500	02/19/2016	11,000	94	173
Put - CBOT U.S. Treasury 30-Year Note March Futures	110.000	02/19/2016	1,472	13	24
Put - CBOT U.S. Treasury Ultra Long-Term Bond March Futures	100.000	02/19/2016	722	6	12
Put - CBOT U.S. Treasury Ultra Long-Term Bond March Futures	102.000	02/19/2016	722	6	12

				$126	$227

Total Purchased Options				$126	$227

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	6,165	$(4,301)	$0	$(231)
90-Day Eurodollar March Futures	Short	03/2017	4,395	(3,269)	0	(165)
90-Day Eurodollar September Futures	Short	09/2016	5,275	(3,111)	0	(132)
U.S. Treasury 5-Year Note March Futures	Long	03/2016	681	(166)	96	0
U.S. Treasury 10-Year Note March Futures	Long	03/2016	393	(457)	117	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2016	1,472	(1,011)	736	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2016	722	496	722	0

Total Futures Contracts				$(11,819)	$1,671	$(528)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017	$750,600	$(1,655)	$(1,665)	$0	$(181)
Receive	3-Month USD-LIBOR	1.500	12/16/2017	575,100	(4,205)	(1,464)	0	(127)
Receive	3-Month USD-LIBOR	2.300	09/03/2025	248,000	(4,205)	(3,163)	0	(849)
Receive	3-Month USD-LIBOR	2.350	10/02/2025	40,200	(749)	(488)	0	(147)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	426,200	(12,142)	(36,238)	0	(3,611)

					$(22,956)	$(43,018)	$0	$(4,915)

Total Swap Agreements					$(22,956)	$(43,018)	$0	$(4,915)

(e)	Securities with an aggregate market value of $72,706 and cash of $1,864 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes Industrials	$0	$210	$0	$210
Municipal Bonds & Notes Iowa	0	1,482	0	1,482
U.S. Government Agencies	0	424,141	0	424,141
U.S. Treasury Obligations	0	1,911,587	0	1,911,587
Non-Agency Mortgage-Backed Securities	0	154,798	0	154,798
Asset-Backed Securities	0	11,077	0	11,077
Short-Term Instruments
Repurchase Agreements	0	14,886	0	14,886
Short-Term Notes	0	20,646	0	20,646
	$0	$2,538,827	$0	$2,538,827

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	150	0	0	150

Total Investments	$150	$2,538,827	$0	$2,538,977

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,199)	$0	$(21,199)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1,671	$227	$0	$1,898

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(528)	$(4,915)	$0	$(5,443)

Totals	$1,293	$2,512,940	$0	$2,514,233
There were no significant transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Capital Securities Fund (Cayman), Ltd., PIMCO Cayman Commodity Fund I, II, III, VII VIII, Ltd. and PIMCO Cayman Japan Fund I and II, Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO Capital Securities and Financials Fund PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO Trends Managed Futures Strategy Fund, PIMCO Short-Term Floating NAV Portfolio III and PIMCO International Portfolio (“Consolidated Funds”), respectively, in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Commodity Fund (amounts in thousands):

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Consolidated Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO Capital Securities and Financials Fund	PIMCO Capital Securities Fund (Cayman), Ltd.	02/04/2015	03/01/2015	$36,435	$7,123	19.5%
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	05/07/2010	1,718,729	492,548	28.7%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	08/01/2008	5,251,819	1,259,884	24.0%
PIMCO Global Multi-Asset Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	12/10/2008	984,703	91,203	9.3%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	08/31/2011	909,733	154,747	17.0%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	06/05/2012	06/12/2012	873,300	5,567	0.6%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC	06/05/2012	06/12/2012	18,793,763	4,647,286	24.7%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	09/20/2013	349,311	30,278	8.7%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by PIMCO. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedules of Investments for each respective Fund

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended as the availability of market data indicates a material change.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2015, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity index-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund ®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund, the Fund may be subject to additional tax risk.

As of December 31, 2015, the aggregate cost and the gross and net unrealized appreciation/depreciation of investments for federal tax purposes were as follows (amount in thousands†):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
PIMCO All Asset All Authority Fund	$15,857,473	$72,979	$(3,190,013)	$(3,117,034)
PIMCO All Asset Fund	24,893,581	139,778	(4,230,986)	(4,091,208)
PIMCO California Intermediate Municipal Bond Fund	117,232	6,625	(32)	6,593
PIMCO California Municipal Bond Fund	9,025	442	(4)	438
PIMCO California Short Duration Municipal Income Fund	138,827	882	(39)	843
PIMCO Capital Securities and Financials Fund	35,429	115	(699)	(584)
PIMCO CommoditiesPLUS® Strategy Fund	3,862,617	13,757	(1,692,381)	(1,678,624)
PIMCO CommodityRealReturn Strategy Fund®	17,167,302	79,703	(8,726,440)	(8,646,737)
PIMCO Credit Absolute Return Fund	553,924	13,377	(28,998)	(15,621)
PIMCO Diversified Income Fund	2,565,563	57,196	(224,218)	(167,022)
PIMCO Emerging Local Bond Fund	6,193,493	6,786	(1,482,529)	(1,475,743)
PIMCO Emerging Markets Bond Fund	2,059,006	7,873	(288,047)	(280,174)
PIMCO Emerging Markets Corporate Bond Fund	243,179	918	(38,352)	(37,434)
PIMCO Emerging Markets Currency Fund	4,196,556	14,567	(256,076)	(241,509)
PIMCO Emerging Markets Full Spectrum Bond Fund	370,938	0	(82,905)	(82,905)
PIMCO Extended Duration Fund	428,571	12,532	(10,337)	2,195
PIMCO Floating Income Fund	686,100	10,269	(78,831)	(68,562)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	8,661,278	91,583	(334,001)	(242,418)
PIMCO Foreign Bond Fund (Unhedged)	1,679,958	31,955	(102,588)	(70,633)
PIMCO GNMA Fund	1,475,874	6,879	(14,882)	(8,003)
PIMCO Global Advantage® Strategy Bond Fund	1,773,695	31,610	(101,588)	(69,978)
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	701,463	8,105	(22,304)	(14,199)
PIMCO Global Bond Fund (Unhedged)	617,435	11,244	(29,216)	(17,972)
PIMCO Global Multi-Asset Fund	1,179,848	6,571	(59,552)	(52,981)
PIMCO Government Money Market Fund	209,206	0	0	0
PIMCO High Yield Fund	8,348,095	86,020	(713,073)	(627,053)
PIMCO High Yield Municipal Bond Fund	611,078	35,024	(6,987)	28,037
PIMCO High Yield Spectrum Fund	1,805,567	11,959	(230,391)	(218,432)
PIMCO Income Fund	57,833,876	1,426,936	(2,623,041)	(1,196,105)
PIMCO Inflation Response Multi-Asset Fund	1,263,333	5,799	(72,032)	(66,233)
PIMCO Investment Grade Corporate Bond Fund	7,301,357	121,505	(300,277)	(178,772)
PIMCO Long Duration Total Return Fund	3,708,250	223,903	(142,611)	81,292
PIMCO Long-Term Credit Fund	4,795,987	78,535	(276,951)	(198,416)
PIMCO Long-Term U.S. Government Fund	553,572	21,750	(11,463)	10,287
PIMCO Low Duration Fund	14,818,787	90,683	(270,694)	(180,011)
PIMCO Low Duration Fund II	484,151	1,972	(4,658)	(2,686)
PIMCO Low Duration Fund III	231,994	1,248	(4,091)	(2,843)
PIMCO Moderate Duration Fund	1,672,392	23,914	(46,585)	(22,671)
PIMCO Money Market Fund	1,455,100	0	0	0
PIMCO Mortgage Opportunities Fund	2,919,822	41,274	(35,556)	5,718
PIMCO Mortgage-Backed Securities Fund	354,334	3,909	(2,072)	1,837
PIMCO Multi-Strategy Alternative Fund	68,278	2	(2,839)	(2,837)
PIMCO Municipal Bond Fund	650,139	47,711	(273)	47,438
PIMCO National Intermediate Municipal Bond Fund	47,496	2,120	(15)	2,105
PIMCO New York Municipal Bond Fund	136,359	11,213	(32)	11,181
PIMCO RAE Fundamental Advantage PLUS Fund	1,257,912	27,343	(26,642)	701
PIMCO RAE Fundamental PLUS EMG Fund	2,513,898	55,562	(56,039)	(477)
PIMCO RAE Fundamental PLUS Fund	2,946,816	27,441	(82,670)	(55,229)
PIMCO RAE Fundamental PLUS International Fund	781,632	12,669	(25,700)	(13,031)
PIMCO RAE Fundamental PLUS Small Fund	251,625	4,520	(13,871)	(9,351)
PIMCO RAE Low Volatility PLUS EMG Fund	4,043,802	34,898	(126,763)	(91,865)
PIMCO RAE Low Volatility PLUS Fund	694,598	4,680	(18,414)	(13,734)
PIMCO RAE Low Volatility PLUS International Fund	2,359,331	10,672	(73,141)	(62,469)
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	1,273,668	6,522	(39,252)	(32,730)
PIMCO RAE Worldwide Long/Short PLUS Fund	3,126,981	10,238	(80,783)	(70,545)
PIMCO Real Return Asset Fund	3,643,642	3,016	(224,842)	(221,826)
PIMCO Real Return Fund	15,544,488	102,602	(695,483)	(592,881)
PIMCO Real Return Limited Duration Fund	4,444	4	(100)	(96)
PIMCO RealEstateRealReturn Strategy Fund	2,607,505	8,985	(73,647)	(64,662)
PIMCO RealPathTM 2020 Fund	68,601	220	(7,334)	(7,114)
PIMCO RealPathTM 2025 Fund	60,983	241	(6,719)	(6,478)
PIMCO RealPathTM 2030 Fund	89,773	593	(9,806)	(9,213)
PIMCO RealPathTM 2035 Fund	64,510	474	(7,096)	(6,622)
PIMCO RealPathTM 2040 Fund	76,530	803	(8,186)	(7,383)
PIMCO RealPathTM 2045 Fund	46,834	135	(5,069)	(4,934)
PIMCO RealPathTM 2050 Fund	88,842	0	(10,451)	(10,451)
PIMCO RealPathTM 2055 Fund	3,450	0	(360)	(360)
PIMCO RealPathTM Income Fund	64,032	263	(6,600)	(6,337)
PIMCO Senior Floating Rate Fund	1,276,055	2,290	(61,664)	(59,374)
PIMCO Short Asset Investment Fund	542,235	252	(1,734)	(1,482)
PIMCO Short Duration Municipal Income Fund	238,438	1,230	(153)	1,077
PIMCO Short-Term Fund	15,081,086	26,120	(232,541)	(206,421)
PIMCO StocksPLUS® Absolute Return Fund	1,487,188	13,621	(43,401)	(29,780)
PIMCO StocksPLUS® Fund	1,299,941	7,771	(15,386)	(7,615)
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2,629,660	9,645	(77,159)	(67,514)
PIMCO StocksPLUS® International Fund (Unhedged)	1,279,553	12,048	(34,162)	(22,114)
PIMCO StocksPLUS® Long Duration Fund	526,821	21,953	(23,783)	(1,830)
PIMCO StocksPLUS® Short Fund	2,531,791	52,915	(58,177)	(5,262)
PIMCO StocksPLUS® Small Fund	1,331,372	13,278	(37,830)	(24,552)
PIMCO TRENDS Managed Futures Strategy Fund	345,962	159	(4,966)	(4,807)
PIMCO Total Return Fund	120,857,716	2,225,931	(3,873,343)	(1,647,412)
PIMCO Total Return Fund II	1,256,672	22,420	(16,661)	5,759
PIMCO Total Return Fund III	1,471,210	29,149	(36,134)	(6,985)
PIMCO Total Return Fund IV	1,881,942	12,418	(44,942)	(32,524)
PIMCO Unconstrained Bond Fund	7,461,004	394,326	(163,377)	230,949
PIMCO Unconstrained Tax Managed Bond Fund	193,917	16,022	(1,495)	14,527
PIMCO Asset-Backed Securities Portfolio	2,242,697	46,999	(36,145)	10,854
PIMCO Emerging Markets Portfolio	845,584	2,450	(114,345)	(111,895)
PIMCO High Yield Portfolio	719,359	12,372	(61,811)	(49,439)
PIMCO International Portfolio	884,718	6,006	(17,487)	(11,481)
PIMCO Investment Grade Corporate Portfolio	2,185,381	69,458	(39,599)	29,859
PIMCO Long Duration Corporate Bond Portfolio	22,149,689	698,693	(1,088,804)	(390,111)
PIMCO Low Duration Portfolio	351,258	610	(2,398)	(1,788)
PIMCO Moderate Duration Portfolio	464,065	1,572	(2,757)	(1,185)
PIMCO Mortgage Portfolio	4,834,859	56,612	(59,288)	(2,676)
PIMCO Municipal Sector Portfolio	129,602	19,240	(19)	19,221
PIMCO Real Return Portfolio	2,357,457	9,200	(72,134)	(62,934)
PIMCO Senior Floating Rate Portfolio	22,723	19	(784)	(765)
PIMCO Short-Term Floating NAV Portfolio II	4,238,169	97	(1,756)	(1,659)
PIMCO Short-Term Floating NAV Portfolio III	18,806,154	48,802	(114,764)	(65,962)
PIMCO Short-Term Portfolio	837,538	12,777	(18,304)	(5,527)
PIMCO U.S. Government Sector Portfolio	2,616,413	43,176	(120,612)	(77,436)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

4. RELATED PARTY TRANSACTIONS

The Funds listed below invest substantially all of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended December 31, 2015 (amounts in thousands†):

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$710,090	$6,526	$(431,937)	$(246,844)	$171,752	$209,587	$6,526	$0
PIMCO CommodityRealReturn Strategy Fund®	579,480	13,150	(374,327)	(142,642)	78,130	153,791	13,150	0
PIMCO Credit Absolute Return Fund	174,091	3,200	(97,280)	(5,224)	(1,414)	73,373	2,862	338
PIMCO Diversified Income Fund	5,756	41,292	(13,614)	(550)	(2,630)	30,254	1,973	0
PIMCO Emerging Local Bond Fund	1,877,347	55,025	(873,330)	(430,833)	180,402	808,611	55,025	0
PIMCO Emerging Markets Bond Fund	75,677	18,796	(37,692)	(2,979)	(3,635)	50,167	3,069	0
PIMCO Emerging Markets Corporate Bond Fund	30,157	955	(5,665)	(518)	(1,944)	22,985	955	0
PIMCO Emerging Markets Currency Fund	2,018,947	76,207	(894,213)	(164,270)	21,697	1,058,368	33,448	0
PIMCO EqS Pathfinder Fund®*	207,118	0	(217,634)	12,604	(2,088)	0	0	0
PIMCO EqS® Long/Short Fund	112,899	780	(42,526)	7,957	(11,903)	67,207	0	780
PIMCO Floating Income Fund	25,342	10,632	(13,549)	(503)	(1,187)	20,735	1,121	0
PIMCO Foreign Bond Fund (Unhedged)	79,042	833	(47,944)	(6,773)	3,188	28,346	833	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	19,079	0	(1)	0	(1,456)	17,622	43	0
PIMCO Global Advantage® Strategy Bond Fund	28,626	117,834	(44,579)	(2,248)	(4,459)	95,174	1,958	0
PIMCO Government Money Market Fund	150,004	9,407,512	(9,557,516)	0	0	0	8	0
PIMCO High Yield Fund	533,801	22,869	(430,763)	(27,661)	(4,013)	94,233	16,667	2,402
PIMCO High Yield Spectrum Fund	807,044	41,519	(146,086)	(8,308)	(68,534)	625,635	41,173	346
PIMCO Income Fund	1,439,537	61,830	(775,248)	54,991	(104,642)	676,468	61,122	708
PIMCO Investment Grade Corporate Bond Fund	360,809	38,723	(160,148)	(5,234)	(18,553)	215,597	13,314	1,999
PIMCO Long Duration Total Return Fund	46,076	132,418	(31,881)	(1,766)	(11,777)	133,070	5,420	3,504
PIMCO Long-Term Credit Fund	36,552	88,911	(28,172)	(1,878)	(12,783)	82,630	7,994	1,992
PIMCO Long-Term U.S. Government Fund	620	268	0	0	(302)	586	267	0
PIMCO Low Duration Active Exchange-Traded Fund	55,061	0	(21,993)	(59)	(750)	32,259	985	112
PIMCO Low Duration Fund	131,208	3,081,552	(2,936,514)	(3,933)	(508)	271,805	4,238	0
PIMCO Money Market Fund	0	1,799,116	(1,399,088)	0	0	400,028	16	0
PIMCO Mortgage Opportunities Fund	133,738	3,434	(58,117)	1,151	(2,941)	77,265	3,434	0
PIMCO RAE Fundamental Advantage PLUS Fund	1,005,298	206,561	(864,827)	(48,679)	(16,718)	281,635	29,946	0
PIMCO RAE Fundamental PLUS EMG Fund	1,109,897	5,000	(298,469)	(19,499)	(198,549)	598,380	0	0
PIMCO RAE Fundamental PLUS Fund	95,608	3,677	(32,856)	(4,514)	(4,382)	57,533	2,187	1,490
PIMCO RAE Fundamental PLUS International Fund	461,394	8,255	(220,769)	(51,819)	4,824	201,885	8,255	0
PIMCO RAE Fundamental PLUS Small Fund	147,233	15,782	(67,360)	(120)	(27,999)	67,536	3,668	12,112
PIMCO RAE Low Volatility PLUS EMG Fund	1,815,299	63,540	(425,897)	(43,412)	(332,752)	1,076,778	29,400	0
PIMCO RAE Low Volatility PLUS Fund	440,915	4,472	(221,581)	(9,101)	(4,032)	210,673	1,693	2,778
PIMCO RAE Low Volatility PLUS International Fund	1,165,243	33,393	(597,712)	(26,128)	(55,250)	519,546	33,393	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	719,388	4,451	(521,567)	(67,358)	29,052	163,966	4,451	0
PIMCO RAE Worldwide Long/Short PLUS Fund	1,180,521	146,266	(455,942)	(45,404)	(66,511)	758,930	32,499	0
PIMCO Real Return Asset Fund	1,063,371	38,429	(355,414)	(26,531)	(69,376)	650,479	15,538	0
PIMCO Real Return Fund	252,976	1,832	(205,669)	(16,474)	6,663	39,328	1,370	0
PIMCO RealEstateRealReturn Strategy Fund	446,692	24,831	(182,008)	(9,441)	(31,301)	248,773	24,831	0
PIMCO Senior Floating Rate Fund	1,163,808	21,993	(775,453)	(14,108)	(15,188)	381,052	21,993	0
PIMCO Short-Term Floating NAV Portfolio III	497	99,908	(99,091)	6	(5)	1,315	8	0
PIMCO StocksPLUS® Short Fund	3,320,501	114,130	(1,341,248)	(758,117)	558,433	1,893,699	102,683	0
PIMCO Total Return Fund	248,166	302,604	(454,570)	(15,176)	(7,053)	73,971	6,324	12,052
PIMCO TRENDS Managed Futures Strategy Fund	55,120	3,750	0	0	(9,990)	48,880	3,569	180
PIMCO Unconstrained Bond Fund	568,730	16,449	(340,159)	(5,082)	(20,754)	219,184	16,449	0
Totals	$24,898,758	$16,138,705	$(26,100,409)	$(2,136,477)	$(61,238)	$12,739,339	$613,858	$40,793

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 14, 2015, the Fund was liquidated.

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$864,537	$9,190	$(409,935)	$(169,770)	$55,543	$349,565	$9,191	$0
PIMCO CommodityRealReturn Strategy Fund®	1,171,333	26,120	(748,152)	(202,909)	89,584	335,976	24,994	0
PIMCO Credit Absolute Return Fund	157,187	2,543	(106,198)	(6,871)	1,407	48,068	2,322	221
PIMCO Diversified Income Fund	9,793	52,444	(7,013)	(456)	(4,364)	50,404	3,094	0
PIMCO Emerging Local Bond Fund	2,707,467	233,219	(745,164)	(292,537)	(139,337)	1,763,648	92,319	0
PIMCO Emerging Markets Bond Fund	72,959	15,205	(14,176)	(1,243)	(6,219)	66,526	3,389	0
PIMCO Emerging Markets Corporate Bond Fund	22,024	714	(3,010)	(208)	(1,618)	17,902	713	0
PIMCO Emerging Markets Currency Fund	3,456,767	192,587	(902,354)	(111,605)	(151,823)	2,483,572	61,553	0
PIMCO EqS Pathfinder Fund®*	313,254	0	(329,273)	16,820	(801)	0	0	0
PIMCO EqS® Long/Short Fund	108,440	0	(106,631)	19,698	(21,507)	0	0	0
PIMCO Floating Income Fund	87,149	9,287	(30,203)	(1,219)	(3,718)	61,296	3,420	0
PIMCO Foreign Bond Fund (Unhedged)	91,609	3,292	(29,972)	(4,207)	(834)	59,888	1,208	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	23,414	0	0	0	(1,787)	21,627	52	0
PIMCO Global Advantage® Strategy Bond Fund	69,062	167,575	(40,716)	(2,565)	(9,922)	183,434	3,613	0
PIMCO Government Money Market Fund	100,012	5,930,827	(6,030,839)	0	0	0	8	0
PIMCO High Yield Fund	858,042	64,963	(321,351)	(18,030)	(57,558)	526,066	32,504	13,430
PIMCO High Yield Spectrum Fund	922,487	55,519	(85,627)	(6,490)	(88,357)	797,532	50,321	441
PIMCO Income Fund	1,775,469	94,126	(470,402)	37,590	(118,165)	1,318,618	92,888	1,237
PIMCO Investment Grade Corporate Bond Fund	561,401	40,596	(145,026)	(3,256)	(36,019)	417,696	22,206	3,725
PIMCO Long Duration Total Return Fund	232,647	183,692	(87,745)	1,087	(34,528)	295,153	11,981	7,771
PIMCO Long-Term Credit Fund	149,818	108,300	(41,763)	4,491	(37,363)	183,483	17,361	4,424
PIMCO Long-Term U.S. Government Fund	926	400	0	0	(451)	875	399	0
PIMCO Low Duration Active Exchange-Traded Fund	69,430	0	(28,490)	(76)	(934)	39,930	1,232	139
PIMCO Low Duration Fund	71,503	3,580,773	(3,323,654)	(7,863)	(857)	319,902	7,639	0
PIMCO Money Market Fund	0	1,738,877	(1,088,837)	0	0	650,040	21	0
PIMCO Mortgage Opportunities Fund	194,121	5,799	(42,187)	203	(3,472)	154,464	5,799	0
PIMCO RAE Fundamental Advantage PLUS Fund	1,181,068	105,835	(632,876)	(79,068)	(30,008)	544,951	49,971	0
PIMCO RAE Fundamental PLUS EMG Fund	1,427,069	38,069	(173,605)	(19,884)	(304,742)	966,907	0	0
PIMCO RAE Fundamental PLUS Fund	61,126	1,136	(58,570)	(4,534)	842	0	1,137	0
PIMCO RAE Fundamental PLUS International Fund	515,344	10,667	(151,806)	(39,989)	(21,209)	313,007	10,668	0
PIMCO RAE Fundamental PLUS Small Fund	193,870	15,025	(117,328)	4,402	(30,375)	65,594	3,260	11,764
PIMCO RAE Low Volatility PLUS EMG Fund	2,681,851	216,396	(306,859)	(60,016)	(564,736)	1,966,636	50,338	0
PIMCO RAE Low Volatility PLUS Fund	581,841	5,358	(320,872)	(11,207)	(3,465)	251,655	2,060	3,298
PIMCO RAE Low Volatility PLUS International Fund	1,268,387	50,970	(329,485)	(10,692)	(98,638)	880,542	45,669	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	1,028,342	104,142	(403,344)	(53,889)	(18,953)	656,298	8,032	0
PIMCO RAE Worldwide Long/Short PLUS Fund	1,964,919	259,687	(375,059)	(38,186)	(156,350)	1,655,011	61,854	0
PIMCO Real Return Asset Fund	1,950,551	117,644	(433,862)	(28,807)	(152,645)	1,452,881	30,785	0
PIMCO Real Return Fund	393,004	6,507	(214,151)	(16,942)	292	168,710	2,339	0
PIMCO RealEstateRealReturn Strategy Fund	693,919	41,687	(211,827)	(9,029)	(51,634)	463,116	40,786	0
PIMCO Senior Floating Rate Fund	846,666	25,864	(414,014)	(4,367)	(23,454)	430,695	18,982	0
PIMCO Short-Term Floating NAV Portfolio III	1,819	175,606	(176,900)	(4)	(2)	519	7	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	0	11,003	0	0	(411)	10,592	203	0
PIMCO Total Return Fund	313,137	324,446	(263,374)	(9,859)	(21,645)	342,705	9,870	16,636
PIMCO TRENDS Managed Futures Strategy Fund	60,737	4,118	(204)	(1)	(10,967)	53,683	3,920	198
PIMCO Unconstrained Bond Fund	826,719	28,644	(379,642)	(7,494)	(35,866)	432,361	28,644	0
Totals	$30,081,220	$14,058,852	$(20,102,496)	$(1,138,982)	$(2,097,066)	$20,801,528	$816,752	$63,284

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 14, 2015, the Fund was liquidated.

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$212,491	$53,101	$(74,462)	$(30,455)	$(7,013)	$153,662	$7,796	$0
PIMCO Emerging Markets Bond Fund	78,169	8,981	(39,148)	(4,475)	(563)	42,964	2,515	0
PIMCO Emerging Markets Corporate Bond Fund	122,395	14,524	(46,211)	(7,007)	(2,603)	81,098	3,799	0
PIMCO Short-Term Floating NAV Portfolio*	18	0	(18)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	9,440	122,358	(122,000)	(6)	(26)	9,766	58	0
Totals	$422,513	$198,964	$(281,839)	$(41,943)	$(10,205)	$287,490	$14,168	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.

PIMCO Global Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Capital Securities and Financials Fund	$0	$11,254	$0	$0	$(198)	$11,056	$254	$0
PIMCO Diversified Income Active Exchange-Traded Fund	13,590	0	0	0	(833)	12,757	529	0
PIMCO Emerging Markets Corporate Bond Fund	24,176	420	(13,600)	(92)	(685)	10,219	420	0
PIMCO EqS® Emerging Markets Fund**	23,433	0	(24,237)	2,310	(1,506)	0	0	0
PIMCO EqS Pathfinder Fund®**	33,129	0	(34,983)	(6,259)	8,113	0	0	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	11,274	0	0	0	(861)	10,413	25	0
PIMCO Income Fund	170,698	10,691	0	0	(9,515)	171,874	10,539	151
PIMCO Investment Grade Corporate Bond Fund	0	0	0	0	0	0	0	0
PIMCO Mortgage Opportunities Fund	33,097	752	(11,100)	135	(577)	22,307	753	0
PIMCO Short-Term Floating NAV Portfolio*	11	0	(11)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	78,962	412,248	(490,200)	8	(2)	1,016	47	0
PIMCO StocksPLUS® Fund	99,187	9,744	0	0	(11,148)	97,783	1,845	7,898
PIMCO TRENDS Managed Futures Strategy Fund	59,775	2,052	(44,695)	(170)	(6,669)	10,293	2,014	38
Totals	$547,332	$447,161	$(618,826)	$(4,068)	$(23,881)	$347,718	$16,426	$8,087

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.
**	Effective July 14, 2015, the Fund was liquidated.

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Currency Fund	$110,500	$2,084	$(2,370)	$(248)	$(8,698)	$101,268	$2,085	$0
PIMCO Short-Term Floating NAV Portfolio*	18	0	(18)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	40,462	252,680	(258,900)	(23)	(121)	34,098	180	0
Totals	$150,980	$254,764	$(261,288)	$(271)	$(8,819)	$135,366	$2,265	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.

PIMCO RealPathTM 2020 Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$2,671	$25	$(1,591)	$(953)	$592	$744	$25	$0
PIMCO CommodityRealReturn Strategy Fund®	0	1,051	(151)	(3)	(139)	758	35	0
PIMCO Emerging Local Bond Fund	0	1,030	(193)	5	(32)	810	14	0
PIMCO Emerging Markets Bond Fund	2,819	75	(1,910)	(318)	169	835	75	0
PIMCO EqS Pathfinder Fund®**	1,422	0	(1,478)	40	16	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	8,227	419	(3,232)	(23)	(598)	4,793	402	17
PIMCO High Yield Fund	5,214	263	(1,930)	(115)	(296)	3,136	184	80
PIMCO Long Duration Total Return Fund	7,231	383	(2,027)	(126)	(699)	4,762	258	125
PIMCO Mortgage Opportunities Fund	1,242	7	(1,250)	49	(48)	0	7	0
PIMCO RAE Fundamental PLUS EMG Fund	3,860	284	(1,965)	(176)	(467)	1,536	0	0
PIMCO RAE Fundamental PLUS Fund	0	1,996	0	0	(128)	1,868	21	48
PIMCO Real Return Asset Fund	6,051	3,133	(1,804)	(137)	(629)	6,614	143	0
PIMCO Real Return Fund	8,944	52	(3,542)	(353)	(17)	5,084	52	0
PIMCO RealEstateRealReturn Strategy Fund	3,619	2,194	(2,191)	(260)	(94)	3,268	315	0
PIMCO Short-Term Floating NAV Portfolio*	13	0	(13)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	2,527	32,411	(33,101)	(5)	0	1,832	11	0
PIMCO StocksPLUS® Absolute Return Fund	0	5,824	(2,314)	(134)	(232)	3,144	61	110
PIMCO StocksPLUS® Fund	9,034	458	(9,581)	1,164	(1,075)	0	53	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	5,089	427	(2,102)	(113)	(496)	2,805	220	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	4,214	(1,205)	(195)	(460)	2,354	140	5
PIMCO StocksPLUS® Small Fund	5,525	266	(2,020)	(111)	(614)	3,046	88	178
PIMCO Total Return Fund	17,964	674	(8,127)	(333)	(610)	9,568	344	331
PIMCO TRENDS Managed Futures Strategy Fund	3,015	1,098	(2,254)	(197)	(382)	1,280	217	10
Totals	$94,467	$56,284	$(83,981)	$(2,294)	$(6,239)	$58,237	$2,665	$904

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.
**	Effective July 14, 2015, the Fund was liquidated.

PIMCO RealPathTM 2025 Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$2,006	$22	$(1,064)	$(655)	$334	$643	$22	$0
PIMCO CommodityRealReturn Strategy Fund®	0	945	(167)	(3)	(120)	655	31	0
PIMCO Emerging Local Bond Fund	0	926	(222)	5	(27)	682	12	0
PIMCO Emerging Markets Bond Fund	2,257	64	(1,463)	(273)	136	721	64	0
PIMCO EqS Pathfinder Fund®*	1,346	0	(1,399)	50	3	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	4,383	246	(1,460)	4	(353)	2,820	236	10
PIMCO High Yield Fund	6,313	342	(1,968)	(58)	(486)	4,143	236	106
PIMCO Long Duration Total Return Fund	5,922	329	(1,415)	(73)	(623)	4,140	220	109
PIMCO Mortgage Opportunities Fund	984	5	(990)	33	(32)	0	6	0
PIMCO RAE Fundamental PLUS EMG Fund	4,033	72	(1,116)	(153)	(667)	2,169	0	0
PIMCO RAE Fundamental PLUS Fund	0	2,055	0	0	(132)	1,923	21	50
PIMCO Real Return Asset Fund	4,861	3,416	(1,844)	(144)	(505)	5,784	122	0
PIMCO Real Return Fund	4,961	34	(1,123)	(132)	(95)	3,645	34	0
PIMCO RealEstateRealReturn Strategy Fund	4,653	2,404	(2,292)	(377)	(65)	4,323	415	0
PIMCO Short-Term Floating NAV Portfolio III	3,917	21,910	(23,500)	0	(3)	2,324	10	0
PIMCO StocksPLUS® Absolute Return Fund	0	6,082	(2,342)	(155)	(275)	3,310	65	115
PIMCO StocksPLUS® Fund	9,128	57	(9,185)	1,056	(1,056)	0	57	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	6,809	607	(2,900)	(186)	(617)	3,713	287	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	3,782	(1,020)	(164)	(386)	2,212	130	5
PIMCO StocksPLUS® Small Fund	4,334	533	(1,555)	(103)	(521)	2,688	77	157
PIMCO Total Return Fund	6,517	288	(2,282)	(130)	(249)	4,144	139	143
PIMCO TRENDS Managed Futures Strategy Fund	2,725	1,187	(2,268)	(185)	(336)	1,123	194	9
Totals	$75,149	$45,306	$(61,575)	$(1,643)	$(6,075)	$51,162	$2,378	$704

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 14, 2015, the Fund was liquidated.

PIMCO RealPathTM 2030 Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$3,074	$32	$(1,694)	$(977)	$528	$963	$32	$0
PIMCO CommodityRealReturn Strategy Fund®	0	1,387	(223)	(5)	(179)	980	45	0
PIMCO Emerging Local Bond Fund	0	2,719	(557)	17	(82)	2,097	37	0
PIMCO Emerging Markets Bond Fund	6,583	184	(4,349)	(813)	437	2,042	184	0
PIMCO EqS Pathfinder Fund®**	2,915	0	(3,031)	21	95	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,386	182	(1,219)	3	(266)	2,086	175	7
PIMCO High Yield Fund	9,095	504	(2,587)	(73)	(724)	6,215	345	159
PIMCO Long Duration Total Return Fund	6,920	2,016	(1,810)	(94)	(816)	6,216	308	164
PIMCO Long-Term U.S. Government Fund	1,141	2	(1,052)	122	(213)	0	3	0
PIMCO Mortgage Opportunities Fund	1,445	8	(1,454)	48	(47)	0	8	0
PIMCO RAE Fundamental PLUS EMG Fund	5,531	980	(2,329)	(169)	(805)	3,208	0	0
PIMCO RAE Fundamental PLUS Fund	0	3,475	0	0	(224)	3,251	36	84
PIMCO Real Return Asset Fund	7,177	4,900	(2,628)	(170)	(703)	8,576	174	0
PIMCO Real Return Fund	1,279	380	(281)	(10)	(55)	1,313	10	0
PIMCO RealEstateRealReturn Strategy Fund	9,911	3,902	(4,362)	(575)	(346)	8,530	810	0
PIMCO Short-Term Floating NAV Portfolio*	15	0	(15)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	10,826	31,125	(38,400)	(1)	(3)	3,547	18	0
PIMCO StocksPLUS® Absolute Return Fund	0	9,985	(2,980)	(226)	(643)	6,136	121	214
PIMCO StocksPLUS® Fund	15,475	95	(15,558)	1,775	(1,787)	0	96	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	10,934	1,354	(4,463)	(162)	(1,206)	6,457	493	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	7,183	(1,787)	(287)	(772)	4,337	257	9
PIMCO StocksPLUS® Small Fund	6,609	609	(2,319)	165	(1,087)	3,977	113	233
PIMCO Total Return Fund	3,265	935	(1,912)	(60)	(129)	2,099	61	72
PIMCO TRENDS Managed Futures Strategy Fund	4,561	1,913	(3,946)	(319)	(542)	1,667	319	15
Totals	$110,142	$73,870	$(98,956)	$(1,790)	$(9,569)	$73,697	$3,645	$957

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.
**	Effective July 14, 2015, the Fund was liquidated.

PIMCO RealPathTM 2035 Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$342	$0	$(313)	$(36)	$7	$0	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	2,166	22	(1,196)	(747)	420	665	22	0
PIMCO CommodityRealReturn Strategy Fund®	0	969	(166)	(3)	(124)	676	32	0
PIMCO Emerging Local Bond Fund	0	1,900	(409)	13	(57)	1,447	25	0
PIMCO Emerging Markets Bond Fund	4,485	130	(2,850)	(495)	221	1,491	130	0
PIMCO EqS Pathfinder Fund®**	2,189	0	(2,276)	3	84	0	0	0
PIMCO High Yield Fund	3,671	322	(641)	(39)	(325)	2,988	150	76
PIMCO Long Duration Total Return Fund	3,857	2,536	(1,393)	(73)	(499)	4,428	211	117
PIMCO Long-Term U.S. Government Fund	1,399	3	(1,289)	(51)	(62)	0	4	0
PIMCO Mortgage Opportunities Fund	940	5	(945)	30	(30)	0	5	0
PIMCO RAE Fundamental PLUS EMG Fund	4,028	821	(1,401)	(197)	(664)	2,587	0	0
PIMCO RAE Fundamental PLUS Fund	0	2,802	0	0	(180)	2,622	29	68
PIMCO Real Return Asset Fund	3,196	5,318	(1,807)	(125)	(393)	6,189	121	0
PIMCO RealEstateRealReturn Strategy Fund	6,404	3,109	(2,732)	(461)	(148)	6,172	572	0
PIMCO Short-Term Floating NAV Portfolio*	20	0	(20)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	8,113	23,917	(29,330)	1	(7)	2,694	16	0
PIMCO StocksPLUS® Absolute Return Fund	0	8,506	(2,772)	(228)	(488)	5,018	97	175
PIMCO StocksPLUS® Fund	12,251	442	(12,614)	1,335	(1,414)	0	82	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	9,780	752	(3,980)	(192)	(964)	5,396	410	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	5,961	(1,246)	(206)	(660)	3,849	222	8
PIMCO StocksPLUS® Small Fund	6,807	591	(2,122)	(22)	(978)	4,276	121	250
PIMCO TRENDS Managed Futures Strategy Fund	3,255	1,299	(2,728)	(225)	(389)	1,212	228	11
Totals	$72,903	$59,405	$(72,230)	$(1,718)	$(6,650)	$51,710	$2,477	$705

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.
**	Effective July 14, 2015, the Fund was liquidated.

PIMCO RealPathTM 2040 Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$553	$0	$(506)	$(57)	$10	$0	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	2,548	25	(1,395)	(761)	397	814	25	0
PIMCO CommodityRealReturn Strategy Fund®	0	1,077	(95)	(2)	(152)	828	37	0
PIMCO Emerging Local Bond Fund	0	1,055	(138)	4	(35)	886	15	0
PIMCO Emerging Markets Bond Fund	2,894	170	(1,998)	(267)	114	913	77	0
PIMCO EqS Pathfinder Fund®*	2,982	0	(3,100)	(13)	131	0	0	0
PIMCO High Yield Fund	3,557	877	(441)	(15)	(401)	3,577	163	91
PIMCO Long Duration Total Return Fund	3,161	4,602	(1,827)	(88)	(516)	5,332	237	140
PIMCO Long-Term U.S. Government Fund	3,516	7	(3,260)	(269)	6	0	11	0
PIMCO Mortgage Opportunities Fund	1,237	7	(1,244)	43	(43)	0	7	0
PIMCO RAE Fundamental PLUS EMG Fund	4,943	569	(1,406)	(123)	(886)	3,097	0	0
PIMCO RAE Fundamental PLUS Fund	0	3,726	0	0	(240)	3,486	39	90
PIMCO Real Return Asset Fund	1,096	5,782	(905)	(72)	(258)	5,643	94	0
PIMCO RealEstateRealReturn Strategy Fund	7,822	4,185	(3,949)	(386)	(357)	7,315	652	0
PIMCO Short-Term Floating NAV Portfolio III	8,713	22,317	(27,701)	1	(5)	3,325	17	0
PIMCO StocksPLUS® Absolute Return Fund	0	10,647	(2,310)	(182)	(775)	7,380	135	257
PIMCO StocksPLUS® Fund	17,930	388	(18,315)	2,012	(2,015)	0	109	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	11,931	917	(5,151)	73	(1,312)	6,458	459	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	7,231	(1,690)	(179)	(786)	4,576	249	10
PIMCO StocksPLUS® Small Fund	11,087	1,262	(4,016)	81	(1,591)	6,823	187	401
PIMCO TRENDS Managed Futures Strategy Fund	4,677	1,213	(3,683)	(242)	(530)	1,435	264	13
Totals	$88,647	$66,057	$(83,130)	$(442)	$(9,244)	$61,888	$2,777	$1,002

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 14, 2015, the Fund was liquidated.

PIMCO RealPathTM 2045 Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$222	$0	$(203)	$(29)	$10	$0	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	1,403	15	(688)	(414)	175	491	15	0
PIMCO CommodityRealReturn Strategy Fund®	0	664	(72)	(1)	(91)	500	22	0
PIMCO Emerging Local Bond Fund	0	651	(99)	3	(21)	534	9	0
PIMCO Emerging Markets Bond Fund	1,430	44	(827)	(149)	53	551	44	0
PIMCO EqS Pathfinder Fund® **	1,882	0	(1,957)	(145)	220	0	0	0
PIMCO High Yield Fund	580	781	(137)	(4)	(116)	1,104	43	28
PIMCO Long Duration Total Return Fund	1,349	2,962	(752)	(38)	(295)	3,226	141	85
PIMCO Long-Term U.S. Government Fund	1,886	4	(1,750)	(113)	(27)	0	6	0
PIMCO Mortgage Opportunities Fund	610	3	(614)	19	(18)	0	4	0
PIMCO RAE Fundamental PLUS EMG Fund	2,822	355	(422)	(87)	(587)	2,081	0	0
PIMCO RAE Fundamental PLUS Fund	0	2,254	0	0	(145)	2,109	23	55
PIMCO Real Return Asset Fund	0	2,892	(434)	(13)	(98)	2,347	37	0
PIMCO RealEstateRealReturn Strategy Fund	4,576	2,260	(1,960)	(292)	(157)	4,427	405	0
PIMCO Short-Term Floating NAV Portfolio *	20	0	(20)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	4,508	8,309	(11,000)	1	(3)	1,815	9	0
PIMCO StocksPLUS® Absolute Return Fund	0	6,692	(1,641)	(126)	(467)	4,458	82	155
PIMCO StocksPLUS® Fund	9,980	312	(10,258)	909	(943)	0	72	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	7,495	760	(2,686)	(203)	(720)	4,646	338	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	4,905	(1,113)	(171)	(513)	3,108	174	7
PIMCO StocksPLUS® Small Fund	6,106	555	(1,590)	(129)	(814)	4,128	115	241
PIMCO TRENDS Managed Futures Strategy Fund	2,447	692	(1,823)	(159)	(289)	868	163	8
Totals	$47,316	$35,110	$(40,046)	$(1,141)	$(4,846)	$36,393	$1,702	$579

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.
**	Effective July 14, 2015, the Fund was liquidated.

PIMCO RealPathTM 2050 Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$323	$0	$(296)	$(35)	$8	$0	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	2,150	25	(871)	(530)	136	910	25	0
PIMCO CommodityRealReturn Strategy Fund®	0	1,076	0	0	(166)	910	38	0
PIMCO Emerging Local Bond Fund	0	1,054	0	0	(39)	1,015	16	0
PIMCO Emerging Markets Bond Fund	1,970	66	(879)	(169)	25	1,013	66	0
PIMCO EqS Pathfinder Fund® **	2,836	0	(2,949)	(228)	341	0	0	0
PIMCO High Yield Fund	789	1,415	0	0	(206)	1,998	68	51
PIMCO Long Duration Total Return Fund	1,335	5,366	(215)	(12)	(500)	5,974	235	157
PIMCO Long-Term U.S. Government Fund	2,525	5	(2,341)	(146)	(43)	0	8	0
PIMCO Mortgage Opportunities Fund	843	5	(848)	27	(27)	0	5	0
PIMCO RAE Fundamental PLUS EMG Fund	3,999	1,512	(576)	(70)	(1,010)	3,855	0	0
PIMCO RAE Fundamental PLUS Fund	0	4,594	0	0	(296)	4,298	48	111
PIMCO Real Return Asset Fund	0	2,543	(87)	(3)	(96)	2,357	36	0
PIMCO RealEstateRealReturn Strategy Fund	6,657	4,073	(1,830)	(189)	(490)	8,221	677	0
PIMCO Short-Term Floating NAV Portfolio *	18	0	(18)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	8,012	27,218	(30,900)	(1)	(5)	4,324	18	0
PIMCO StocksPLUS® Absolute Return Fund	0	13,070	(2,063)	(169)	(993)	9,845	174	343
PIMCO StocksPLUS® Fund	17,368	602	(17,963)	1,440	(1,447)	0	133	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	11,386	1,704	(2,608)	(244)	(1,239)	8,999	575	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	7,191	(707)	(114)	(968)	5,402	276	12
PIMCO StocksPLUS® Small Fund	9,436	1,392	(1,611)	(95)	(1,475)	7,647	199	448
PIMCO TRENDS Managed Futures Strategy Fund	3,856	1,272	(2,758)	(270)	(479)	1,621	277	15
Totals	$73,503	$74,183	$(69,520)	$(808)	$(8,969)	$68,389	$2,874	$1,137

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.
**	Effective July 14, 2015, the Fund was liquidated.

PIMCO RealPathTM 2055 Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$72	$5	$(25)	$(5)	$(10)	$37	$1	$0
PIMCO CommodityRealReturn Strategy Fund®	0	44	0	0	(6)	38	1	0
PIMCO Emerging Local Bond Fund	0	38	0	0	(1)	37	1	0
PIMCO Emerging Markets Bond Fund	62	2	(22)	(1)	(4)	37	2	0
PIMCO EqS Pathfinder Fund® *	95	0	(99)	7	(3)	0	0	0
PIMCO High Yield Fund	31	54	0	0	(8)	77	3	2
PIMCO Long Duration Total Return Fund	127	142	(12)	(1)	(23)	233	9	6
PIMCO Mortgage Opportunities Fund	31	0	(31)	0	0	0	0	0
PIMCO RAE Fundamental PLUS EMG Fund	161	39	0	0	(42)	158	0	0
PIMCO RAE Fundamental PLUS Fund	0	181	0	0	(12)	169	2	4
PIMCO Real Return Asset Fund	16	83	0	0	(5)	94	1	0
PIMCO RealEstateRealReturn Strategy Fund	219	158	(31)	(3)	(20)	323	26	0
PIMCO Short-Term Floating NAV Portfolio III	201	213	(250)	0	0	164	1	0
PIMCO StocksPLUS® Absolute Return Fund	0	443	(36)	(3)	(39)	365	6	13
PIMCO StocksPLUS® Fund	559	62	(628)	16	(9)	0	5	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	425	56	(60)	(3)	(49)	369	22	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	271	(18)	(3)	(39)	211	10	0
PIMCO StocksPLUS® Small Fund	321	85	(31)	(1)	(60)	314	8	19
PIMCO TRENDS Managed Futures Strategy Fund	125	69	(100)	(18)	(9)	67	10	1
Totals	$2,445	$1,945	$(1,343)	$(15)	$(339)	$2,693	$108	$45

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 14, 2015, the Fund was liquidated.

PIMCO RealPathTM Income Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$2,463	$24	$(1,445)	$(554)	$220	$708	$24	$0
PIMCO CommodityRealReturn Strategy Fund®	0	974	(119)	(2)	(132)	721	33	0
PIMCO Emerging Local Bond Fund	0	955	(158)	4	(30)	771	13	0
PIMCO Emerging Markets Bond Fund	2,760	72	(1,965)	(236)	94	725	72	0
PIMCO EqS Pathfinder Fund® *	1,460	0	(1,518)	1	57	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	10,470	522	(4,282)	(67)	(718)	5,925	501	21
PIMCO Global Advantage® Strategy Bond Fund	0	0	0	0	0	0	0	0
PIMCO High Yield Fund	2,766	128	(1,224)	(43)	(155)	1,472	91	38
PIMCO Long Duration Total Return Fund	6,484	883	(2,191)	(144)	(617)	4,415	241	116
PIMCO Mortgage Opportunities Fund	1,046	6	(1,053)	43	(42)	0	6	0
PIMCO RAE Fundamental PLUS EMG Fund	2,618	0	(1,037)	(86)	(363)	1,132	0	0
PIMCO RAE Fundamental PLUS Fund	0	1,542	0	0	(99)	1,443	16	37
PIMCO Real Return Asset Fund	5,815	1,578	(2,124)	(136)	(461)	4,672	107	0
PIMCO Real Return Fund	11,820	74	(3,722)	(245)	(268)	7,659	74	0
PIMCO RealEstateRealReturn Strategy Fund	4,296	1,511	(2,355)	(190)	(231)	3,031	296	0
PIMCO Short-Term Floating NAV Portfolio III	6,027	32,621	(35,500)	0	(9)	3,139	21	0
PIMCO StocksPLUS® Absolute Return Fund	0	5,782	(1,499)	(136)	(366)	3,781	68	131
PIMCO StocksPLUS® Fund	9,172	54	(9,273)	993	(946)	0	55	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	5,849	468	(3,042)	17	(656)	2,636	216	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	3,820	(1,069)	(171)	(379)	2,201	129	5
PIMCO StocksPLUS® Small Fund	2,730	123	(1,103)	74	(412)	1,412	41	82
PIMCO Total Return Fund	17,189	636	(8,129)	(281)	(614)	8,801	332	304
PIMCO TRENDS Managed Futures Strategy Fund	2,381	999	(1,721)	(176)	(301)	1,182	178	9
Totals	$95,346	$52,772	$(84,529)	$(1,335)	$(6,428)	$55,826	$2,514	$743

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 14, 2015, the Fund was liquidated.

PIMCO Multi-Strategy Alternative Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Credit Absolute Return Fund	$5,210	$18,508	$(10,663)	$(355)	$(692)	$12,008	$371	$67
PIMCO EqS® Long/Short Fund	2,047	7,059	(2,192)	(72)	(217)	6,625	0	94
PIMCO Mortgage Opportunities Fund	4,841	19,360	(5,180)	(43)	(317)	18,661	491	0
PIMCO RAE Worldwide Long/Short PLUS Fund	1,804	7,503	(2,768)	(168)	(290)	6,081	175	0
PIMCO Short-Term Floating NAV Portfolio III	1,801	51,553	(46,500)	(4)	(29)	6,821	53	0
PIMCO TRENDS Managed Futures Strategy Fund	2,008	8,124	(1,777)	(284)	(784)	7,287	448	32
PIMCO Unconstrained Bond Fund	401	2,658	(1,637)	(37)	(47)	1,338	68	0
Totals	$18,112	$114,765	$(70,717)	$(963)	$(2,376)	$58,821	$1,606	$193

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series Variable Insurance Trust, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended December 31, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO California Intermediate Municipal Bond Fund	$20	$0	$(20)	$0	$0	$0	$0	$0
PIMCO California Municipal Bond Fund	103	0	(103)	0	0	0	0	0
PIMCO California Short Duration Municipal Income Fund	183	0	(183)	0	0	0	0	0
PIMCO CommoditiesPLUS® Strategy Fund	18	0	(18)	0	0	0	0	0
PIMCO CommodityRealReturn Strategy Fund®	14	0	(14)	0	0	0	0	0
PIMCO Credit Absolute Return Fund	4	0	(4)	0	0	0	0	0
PIMCO Diversified Income Fund	13	0	(13)	0	0	0	0	0
PIMCO Emerging Local Bond Fund	21	0	(21)	0	0	0	0	0
PIMCO Emerging Markets Bond Fund	11	0	(11)	0	0	0	0	0
PIMCO Emerging Markets Corporate Bond Fund	16	0	(16)	0	0	0	0	0
PIMCO Emerging Markets Currency Fund	12	0	(12)	0	0	0	0	0
PIMCO Extended Duration Fund	12	0	(12)	0	0	0	0	0
PIMCO Floating Income Fund	18	0	(18)	0	0	0	0	0
PIMCO Foreign Bond Fund (Unhedged)	16	0	(16)	0	0	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	14	0	(14)	0	0	0	0	0
PIMCO GNMA Fund	117,399	0	(117,411)	(136)	148	0	38	0
PIMCO Global Advantage® Strategy Bond Fund	18	0	(18)	0	0	0	0	0
PIMCO Global Bond Fund (Unhedged)	11	0	(11)	0	0	0	0	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	10	0	(10)	0	0	0	0	0
PIMCO High Yield Fund	20	0	(20)	0	0	0	0	0
PIMCO High Yield Municipal Bond Fund	23	0	(23)	0	0	0	0	0
PIMCO High Yield Spectrum Fund	13	0	(13)	0	0	0	0	0
PIMCO Income Fund	77,599	0	(77,599)	23	(23)	0	6	0
PIMCO Investment Grade Corporate Bond Fund	12	0	(12)	0	0	0	0	0
PIMCO Long Duration Total Return Fund	14	0	(14)	0	0	0	0	0
PIMCO Long-Term Credit Fund	11	0	(11)	0	0	0	0	0
PIMCO Long-Term U.S. Government Fund	19	0	(19)	0	0	0	0	0
PIMCO Mortgage-Backed Securities Fund	13	0	(13)	0	0	0	0	0
PIMCO Mortgage Opportunities Fund	121	0	(121)	0	0	0	0	0
PIMCO Municipal Bond Fund	21	0	(21)	0	0	0	0	0
PIMCO National Intermediate Municipal Bond Fund	153	0	(153)	0	0	0	0	0
PIMCO New York Municipal Bond Fund	145	0	(145)	0	0	0	0	0
PIMCO RAE Fundamental PLUS Fund	19	0	(19)	0	0	0	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	11	0	(11)	0	0	0	0	0
PIMCO RAE Fundamental PLUS International Fund	13	0	(13)	0	0	0	0	0
PIMCO RAE Fundamental PLUS Small Fund	12	0	(12)	0	0	0	0	0
PIMCO RAE Low Volatility PLUS Fund	64	0	(64)	0	0	0	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	23	0	(23)	0	0	0	0	0
PIMCO RAE Low Volatility PLUS International Fund	14	0	(14)	0	0	0	0	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	13	0	(13)	0	0	0	0	0
PIMCO Real Return Fund	13	0	(13)	0	0	0	0	0
PIMCO Real Return Asset Fund	11	0	(11)	0	0	0	0	0
PIMCO Senior Floating Rate Fund	17	0	(17)	0	0	0	0	0
PIMCO Short Asset Investment Fund	0	0	0	0	0	0	0	0
PIMCO Short Duration Municipal Income Fund	16	0	(16)	0	0	0	0	0
PIMCO Short-Term Fund	17	0	(17)	0	0	0	0	0
PIMCO StocksPLUS® Absolute Return Fund	10	0	(10)	0	0	0	0	0
PIMCO StocksPLUS® Fund	6	0	(6)	0	0	0	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	17	0	(17)	0	0	0	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	10	0	(10)	0	0	0	0	0
PIMCO StocksPLUS® Long Duration Fund	20	0	(20)	0	0	0	0	0
PIMCO StocksPLUS® Short Fund	11	0	(11)	0	0	0	0	0
PIMCO Total Return Fund	376,943	43,162	(420,150)	134	(89)	0	362	0
PIMCO Unconstrained Bond Fund	157	0	(157)	0	0	0	0	0
PIMCO Asset-Backed Securities Portfolio	11	0	(11)	0	0	0	0	0
PIMCO Developing Local Markets Portfolio	16	0	(16)	0	0	0	0	0
PIMCO Emerging Markets Portfolio	16	0	(16)	0	0	0	0	0
PIMCO FX Strategy Portfolio	2	0	(2)	0	0	0	0	0
PIMCO High Yield Portfolio	12	0	(12)	0	0	0	0	0
PIMCO Investment Grade Corporate Portfolio	14	0	(14)	0	0	0	0	0
PIMCO Mortgage Portfolio	15	0	(15)	0	0	0	0	0
PIMCO Municipal Sector Portfolio	14	0	(14)	0	0	0	0	0
PIMCO Real Return Portfolio	10	0	(10)	0	0	0	0	0
PIMCO Senior Floating Rate Portfolio	15	0	(15)	0	0	0	0	0
PIMCO Short-Term Portfolio	14	0	(14)	0	0	0	0	0
PIMCO U.S. Government Sector Portfolio	11	0	(11)	0	0	0	0	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO California Intermediate Municipal Bond Fund	$5,510	$29,660	$(27,100)	$(2)	$(32)	$8,036	$60	$0
PIMCO California Municipal Bond Fund	401	5,906	(5,000)	0	(4)	1,303	6	0
PIMCO California Short Duration Municipal Income Fund	6,724	60,755	(64,599)	(13)	(12)	2,855	55	0
PIMCO CommoditiesPLUS® Strategy Fund	97,185	2,444,037	(2,540,999)	(6)	(5)	212	437	0
PIMCO CommodityRealReturn Strategy Fund®	196,219	4,851,760	(4,862,801)	(240)	(483)	184,455	1,160	0
PIMCO Credit Absolute Return Fund	200,156	321,167	(437,900)	(39)	(370)	83,014	967	0
PIMCO Diversified Income Fund	50,083	763,843	(638,650)	(134)	(678)	174,464	1,343	0
PIMCO Emerging Local Bond Fund	1,111,475	2,251,200	(2,836,800)	(238)	(2,172)	523,465	5,900	0
PIMCO Emerging Markets Bond Fund	216,171	769,233	(814,500)	(40)	(713)	170,151	1,533	0
PIMCO Emerging Markets Corporate Bond Fund	17,431	141,155	(137,900)	(12)	(85)	20,589	155	0
PIMCO Emerging Markets Currency Fund	1,504,286	3,585,542	(4,652,800)	(370)	(2,044)	434,614	5,942	0
PIMCO Extended Duration Fund	13,414	211,214	(222,599)	4	(2)	2,031	14	0
PIMCO Floating Income Fund	50,952	194,163	(209,101)	(42)	(151)	35,821	363	0
PIMCO Foreign Bond Fund (Unhedged)	201,664	458,237	(659,831)	58	(26)	102	137	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,017,314	3,603,215	(4,620,300)	177	(134)	272	915	0
PIMCO GNMA Fund	263,090	217,059	(467,600)	(2,010)	1,890	12,429	859	0
PIMCO Global Advantage® Strategy Bond Fund	143,308	694,327	(828,000)	26	(57)	9,604	228	0
PIMCO Global Bond Fund (Unhedged)	31,413	261,946	(284,300)	2	(5)	9,056	46	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	56,061	328,249	(375,700)	(16)	(36)	8,558	249	0
PIMCO High Yield Fund	525,284	3,029,954	(3,015,100)	(235)	(2,211)	537,692	4,255	0
PIMCO High Yield Municipal Bond Fund	36,036	375,525	(359,700)	(168)	(193)	51,500	526	0
PIMCO High Yield Spectrum Fund	79,444	560,945	(552,500)	(15)	(357)	87,517	646	0
PIMCO Income Fund	8,097,467	15,072,114	(14,323,300)	(33,797)	(13,023)	8,799,461	82,414	0
PIMCO Investment Grade Corporate Bond Fund	197,145	1,662,722	(1,852,700)	(589)	(44)	6,534	922	0
PIMCO Long Duration Total Return Fund	128,037	1,189,772	(1,305,570)	5	(17)	12,227	273	0
PIMCO Long-Term Credit Fund	141,800	1,865,333	(1,631,800)	(455)	(1,474)	373,404	2,232	0
PIMCO Long-Term U.S. Government Fund	38,220	746,302	(784,300)	(32)	(2)	188	102	0
PIMCO Low Duration Fund	54,750	7,158,535	(6,298,266)	(3,035)	(3,541)	908,443	7,634	0
PIMCO Low Duration Fund II	409	68,317	(65,100)	0	(11)	3,615	16	0
PIMCO Low Duration Fund III	2,191	68,141	(62,500)	(1)	(32)	7,799	42	0
PIMCO Moderate Duration Fund	10,330	261,768	(271,900)	(54)	0	144	67	0
PIMCO Mortgage-Backed Securities Fund	57,599	105,797	(151,800)	(12)	(43)	11,541	197	0
PIMCO Mortgage Opportunities Fund	142,715	813,182	(856,700)	(37)	(322)	98,838	882	0
PIMCO Municipal Bond Fund	18,442	299,080	(244,800)	(66)	(276)	72,380	480	0
PIMCO National Intermediate Municipal Bond Fund	1,904	21,031	(18,100)	(2)	(16)	4,817	30	0
PIMCO New York Municipal Bond Fund	7,909	47,459	(46,500)	(5)	(30)	8,833	59	0
PIMCO RAE Fundamental PLUS Fund	406,594	1,828,658	(2,235,100)	28	(42)	138	1,158	0
PIMCO RAE Fundamental Advantage PLUS Fund	403,012	1,199,039	(1,551,500)	107	(236)	50,422	739	0
PIMCO RAE Fundamental PLUS EMG Fund	448,425	1,817,540	(2,184,680)	36	(375)	80,946	1,164	0
PIMCO RAE Fundamental PLUS International Fund	151,699	604,640	(708,400)	5	(187)	47,757	540	0
PIMCO RAE Fundamental PLUS Small Fund	86,617	216,407	(300,200)	18	(12)	2,830	106	0
PIMCO RAE Low Volatility PLUS Fund	267,031	620,104	(869,700)	58	(111)	17,382	504	0
PIMCO RAE Low Volatility PLUS EMG Fund	1,063,409	2,392,081	(3,406,100)	(121)	(60)	49,209	2,482	0
PIMCO RAE Low Volatility PLUS International Fund	409,913	1,272,280	(1,635,300)	103	(257)	46,739	880	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	242,312	1,082,324	(1,141,200)	(192)	(549)	182,695	1,225	0
PIMCO RAE Worldwide Long/Short PLUS Fund	1,097,117	580,182	(1,677,100)	87	(155)	131	2,383	0
PIMCO Real Return Fund	431,652	3,019,299	(3,450,730)	31	(36)	216	199	0
PIMCO Real Return Asset Fund	150	927,249	(925,950)	(4)	(1)	1,444	49	0
PIMCO Real Return Limited Duration Fund	0	1,001	(800)	0	(1)	200	1	0
PIMCO RealEstateRealReturn Strategy Fund	95,950	1,512,315	(1,520,771)	(438)	(244)	86,812	815	0
PIMCO Senior Floating Rate Fund	163,998	633,560	(691,999)	(11)	(418)	105,130	860	0
PIMCO Short Asset Investment Fund	3,635	477,511	(477,501)	(28)	(3)	3,614	112	0
PIMCO Short Duration Municipal Income Fund	30,518	107,039	(86,200)	(3)	(77)	51,277	139	0
PIMCO Short-Term Fund	246	6,025,478	(5,688,600)	(696)	(999)	335,429	2,977	0
PIMCO StocksPLUS® Fund	380,676	627,523	(997,501)	103	(88)	10,713	523	0
PIMCO StocksPLUS® Absolute Return Fund	351,808	1,765,201	(2,075,500)	(23)	(203)	41,283	1,301	0
PIMCO StocksPLUS® International Fund (Unhedged)	191,637	1,087,097	(1,249,500)	(67)	(128)	29,039	1,097	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	665,563	5,365,224	(5,767,200)	(177)	(1,137)	262,273	3,524	0
PIMCO StocksPLUS® Long Duration Fund	94,368	435,585	(506,200)	6	(86)	23,673	184	0
PIMCO StocksPLUS® Short Fund	173,907	2,172,720	(2,318,900)	15	(21)	27,721	420	0
PIMCO StocksPLUS® Small Fund	244,824	1,008,687	(1,248,900)	(11)	(58)	4,542	887	0
PIMCO Total Return Fund	10,620,018	46,642,384	(55,142,678)	(3,012)	(5,136)	2,111,576	22,584	0
PIMCO Total Return Fund II	2,627	196,483	(131,120)	(1)	(248)	67,741	283	0
PIMCO Total Return Fund III	1,152	225,001	(215,199)	(47)	(35)	10,872	101	0
PIMCO Total Return Fund IV	46,432	306,888	(350,400)	(11)	(8)	2,901	88	0
PIMCO TRENDS Managed Futures Strategy Fund	5,858	428,498	(434,200)	(6)	(1)	149	98	0
PIMCO Unconstrained Bond Fund	452,592	2,679,511	(3,025,699)	104	(44)	106,464	411	0
PIMCO Asset-Backed Securities Portfolio	271,740	853,185	(597,299)	23	(2,206)	525,443	3,285	0
PIMCO Developing Local Markets Portfolio	6,838	5,210	(12,048)	(13)	13	0	12	0
PIMCO Emerging Markets Portfolio	123,317	654,588	(701,400)	(123)	(326)	76,056	988	0
PIMCO FX Strategy Portfolio	5,809	3,911	(9,720)	1	(1)	0	12	0
PIMCO High Yield Portfolio	4,564	701,545	(626,200)	(93)	(331)	79,485	745	0
PIMCO International Portfolio	326,005	218,904	(308,300)	(916)	(118)	235,575	1,904	0
PIMCO Investment Grade Corporate Portfolio	25,198	610,206	(609,600)	(51)	(102)	25,651	206	0
PIMCO Long Duration Corporate Bond Portfolio	205,969	3,188,069	(3,266,800)	(903)	(484)	125,851	1,969	0
PIMCO Low Duration Portfolio	65,465	28,866	(94,321)	0	(10)	0	201	0
PIMCO Moderate Duration Portfolio	90,969	130,066	(221,012)	(4)	(19)	0	301	0
PIMCO Mortgage Portfolio	336,056	1,157,454	(1,493,300)	16	(84)	142	954	0
PIMCO Municipal Sector Portfolio	3,331	41,544	(40,200)	(5)	(20)	4,650	43	0
PIMCO Real Return Portfolio	123,393	326,293	(428,299)	26	(73)	21,340	93	0
PIMCO Senior Floating Rate Portfolio	4,203	29,826	(32,000)	(1)	(8)	2,020	25	0
PIMCO Short-Term Portfolio	167,307	420,189	(397,800)	(6)	(788)	188,902	1,388	0
PIMCO U.S. Government Sector Portfolio	126	68,915	(68,892)	2	(1)	150	15	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BOM	Bank of Montreal	GRE	RBS Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	NOM	Nomura Securities International Inc.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	NXN	Natixis New York
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets
BSN	Bank of Nova Scotia	JML	JP Morgan Securities Plc	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	JPMorgan Securities, Inc.	SCX	Standard Chartered Bank
CIB	Canadian Imperial Bank of Commerce	KCG	Knight Capital Group	SGY	Societe Generale, New York
COM	Commerz Bank AG	MAC	Macquarie Bank Limited	SOG	Societe Generale
DBL	Deutsche Bank AG London	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RON	Romanian New Leu
CHF	Swiss Franc	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	THB	Thai Baht
COP	Colombian Peso	MYR	Malaysian Ringgit	TRY	Turkish New Lira
CZK	Czech Koruna	NGN	Nigerian Naira	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EAFE	Europe, Australasia, and Far East Stock Index	NAPCO 1Q16	Naphtha Crack Spread
BCOM	Bloomberg Commodity Index	ERADXULT	eRAFI International Large Strategy Index	NDDUEAFE	MSCI EAFE Index
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BCOMF3T	Bloomberg 3-Month Forward Total Return Commodity	ERAUSLT	eRAFI U.S. Large Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMGC	Bloomberg Gold Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	PLTMLNPM	London Platinum & Palladium Market PM Fix
BCOMHG	Bloomberg Copper Sub-Index	EURMARGIN	European Refined Margin	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMLC3T	Bloomberg Live Cattle 3-Month Forward	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	RACNLGT	RAFI Global Long Index
BCOMLC5	Bloomber Live Cattle Sub-Index 5-Month Forward	EURTOP	European Refining/Topping Margin-comprised of 50% Jet Fuel/20% Naptha/30% Fuel Oil vs. Dated Brent	RACNSGT	RAFI Global Short Index
BCOMLH3	Bloomberg Lean Hogs Sub-Index 3-Month Forward	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
BCOMLH5	Bloomberg Lean Hogs Sub-Index 5-Month Forward	FRCPI	France Consumer Price Index	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
BCOMTR	Bloomberg Commodity Index Total Return	GOLDLNPM	London Gold Market Fixing Ltd. PM	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
CDX.EM	Credit Derivatives Index - Emerging Markets	HSFOCO	High Sulfur Fuel Oil-Brent Spread Calendar Swap	SLVRLND	London Silver Market Fixing Ltd.
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SPGCCIP	S&P GSCI Excess Return Index
CDX.IG	Credit Derivatives Index - Investment Grade	IOS.FN.300.12	2012 Fannie Mae 3.0% Interest Only Synthetic Total Return Swap Index	SPGCCLP	S&P Goldman Sachs Commodity Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	JETNWECO	NWE CIF Jet Fuel Crack Spread	SPGCENP	S&P GSCI Energy Official Close Index ER
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JMABFNJ1	J.P. Morgan FNJ 1 Index	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CPI	Consumer Price Index	JMABNICP	JPMorgan Nic P Custom Index	TPNBNK	TOPIX-Banks Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	KOSPI	Korea Composite Stock Price Index	TWSE	Tawain Capitalization Weighted Stock
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	KWCDC	KRW Certificate of Deposit	UKRPI	United Kingdom Retail Price Index
CUAC	Corn-Ethanol Spread Calendar Swap	MCDX	Municipal Bond Credit Derivative Index	ULSD	Ultra-Low Sulfur Diesel
DTDBRTCO	Dated Brent Crack Calendar Swap	MTGEFNCL	FNMA 30-Year Coupon Index	USSW	10-Year USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
DWRTFT	Dow Jones Wilshire REIT Total Return Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance

Other Abbreviations:
ABS	Asset-Backed Security	DTCC GCF	The Depository Trust & Clearing Corporation General Collateral Finance	PIK	Payment-in-Kind
ADR	American Depositary Receipt	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
AID	Agency International Development	FDIC	Federal Deposit Insurance Corp.	REIT	Real Estate Investment Trust
ALT	Alternate Loan Trust	FSB	Federal Savings Bank	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	RMBS	Residential Mortgage-Backed Security
BBR	Bank Bill Rate	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation	MSCI	Morgan Stanley Capital International	U&I	Up and In Barrier Option
CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration	WIBOR	Warsaw Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap	WTI	West Texas Intermediate
D&I	Down and In Barrier Option	oz.	Ounce	YOY	Year-Over-Year
D&O	Down and Out Barrier Option

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: February 26, 2016

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: February 26, 2016